UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments.

Quarterly Report

September 30, 2016

SPDR Series Trust

Equity Funds

Fixed Income Funds

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.9%
AAR Corp.	508	$15,911
Aerojet Rocketdyne Holdings, Inc. (a)	728	12,798
Aerovironment, Inc. (a)	266	6,493
Astronics Corp. (a)	271	12,209
B/E Aerospace, Inc.	1,209	62,457
Boeing Co.	7,755	1,021,644
BWX Technologies, Inc.	1,391	53,373
Cubic Corp.	284	13,294
Curtiss-Wright Corp.	558	50,839
DigitalGlobe, Inc. (a)	954	26,235
Ducommun, Inc. (a)	101	2,307
Engility Holdings, Inc. (a)	227	7,150
Esterline Technologies Corp. (a)	394	29,960
General Dynamics Corp.	3,131	485,806
HEICO Corp.	232	16,054
HEICO Corp. Class A	465	28,137
Hexcel Corp.	1,220	54,046
Huntington Ingalls Industries, Inc.	627	96,194
KEYW Holding Corp. (a)	471	5,200
KLX, Inc. (a)	598	21,050
Kratos Defense & Security Solutions, Inc. (a)	582	4,010
L-3 Communications Holdings, Inc.	1,110	167,310
Lockheed Martin Corp.	3,339	800,425
Mercury Systems, Inc. (a)	394	9,681
Moog, Inc. Class A (a)	558	33,223
National Presto Industries, Inc.	90	7,901
Northrop Grumman Corp.	2,269	485,452
Orbital ATK, Inc.	705	53,742
Raytheon Co.	3,825	520,697
Rockwell Collins, Inc.	1,652	139,330
Spirit AeroSystems Holdings, Inc. Class A (a)	1,797	80,038
TASER International, Inc. (a)	618	17,681
Teledyne Technologies, Inc. (a)	448	48,353
Textron, Inc.	3,387	134,633
TransDigm Group, Inc. (a)	666	192,554
Triumph Group, Inc.	618	17,230
United Technologies Corp.	10,096	1,025,754
Vectrus, Inc. (a)	163	2,482
Wesco Aircraft Holdings, Inc. (a)	606	8,139

		5,769,792

AIR FREIGHT & LOGISTICS — 0.7%
Air Transport Services Group, Inc. (a)	737	10,576
Atlas Air Worldwide Holdings, Inc. (a)	336	14,388
C.H. Robinson Worldwide, Inc.	1,937	136,481
Echo Global Logistics, Inc. (a) (b)	266	6,134
Expeditors International of Washington, Inc.	2,567	132,252
FedEx Corp.	3,255	568,583
Forward Air Corp.	343	14,838
Hub Group, Inc. Class A (a)	448	18,260
Park-Ohio Holdings Corp.	135	4,921
United Parcel Service, Inc. Class B	8,923	975,819
XPO Logistics, Inc. (a) (b)	1,282	47,011

		1,929,263

AIRLINES — 0.5%
Alaska Air Group, Inc.	1,792	118,021
Allegiant Travel Co.	170	22,452
American Airlines Group, Inc.	6,758	247,410
Copa Holdings SA Class A	450	39,569
Delta Air Lines, Inc.	10,544	415,012
Hawaiian Holdings, Inc. (a)	618	30,035
JetBlue Airways Corp. (a)	3,905	67,322
SkyWest, Inc.	618	16,321
Southwest Airlines Co.	8,869	344,915
Spirit Airlines, Inc. (a)	958	40,744
United Continental Holdings, Inc. (a)	4,925	258,415
Virgin America, Inc. (a)	345	18,461

		1,618,677

AUTO COMPONENTS — 0.5%
American Axle & Manufacturing Holdings, Inc. (a)	849	14,620
BorgWarner, Inc.	2,829	99,524
Cooper Tire & Rubber Co.	776	29,504
Cooper-Standard Holding, Inc. (a)	170	16,796
Dana, Inc.	2,248	35,046
Delphi Automotive PLC	3,568	254,470
Dorman Products, Inc. (a)	336	21,470
Drew Industries, Inc.	284	27,838
Gentex Corp.	3,531	62,004
Gentherm, Inc. (a)	394	12,379
Goodyear Tire & Rubber Co.	3,642	117,637
Horizon Global Corp. (a)	319	6,358
Johnson Controls International PLC	12,506	581,904
Lear Corp.	1,063	128,857
Modine Manufacturing Co. (a)	693	8,219
Motorcar Parts of America, Inc. (a)	266	7,655
Standard Motor Products, Inc.	284	13,564
Stoneridge, Inc. (a)	397	7,305
Superior Industries International, Inc.	340	9,914
Tenneco, Inc. (a)	728	42,421
Tower International, Inc.	340	8,194
Visteon Corp.	618	44,286

		1,549,965

AUTOMOBILES — 0.6%
Ford Motor Co.	50,479	609,282
General Motors Co.	18,188	577,833
Harley-Davidson, Inc.	2,745	144,360
Tesla Motors, Inc. (a) (b)	1,539	314,002
Thor Industries, Inc.	509	43,112
Winnebago Industries, Inc.	397	9,357

		1,697,946

BANKS — 5.5%
1st Source Corp.	219	7,817
Ameris Bancorp.	336	11,743
Ames National Corp. (b)	670	18,532
Associated Banc-Corp.	2,061	40,375
BancFirst Corp.	162	11,747
Banco Latinoamericano de Comercio Exterior SA	334	9,412
Bancorp, Inc. (a)	361	2,318
BancorpSouth, Inc.	1,176	27,283
Bank of America Corp.	133,604	2,090,903

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Bank of Hawaii Corp.	522	$37,908
Bank of Marin Bancorp	135	6,714
Bank of the Ozarks, Inc.	1,017	39,053
BankUnited, Inc.	1,220	36,844
Banner Corp.	233	10,191
BB&T Corp.	10,578	399,002
Berkshire Hills Bancorp, Inc.	335	9,283
BNC Bancorp	266	6,469
BOK Financial Corp. (b)	336	23,174
Boston Private Financial Holdings, Inc.	952	12,214
Bridge Bancorp, Inc.	131	3,745
Brookline Bancorp, Inc.	890	10,849
Bryn Mawr Bank Corp.	205	6,558
Camden National Corp. (b)	135	6,445
Capital Bank Financial Corp. Class A	336	10,789
Cardinal Financial Corp.	397	10,358
Cathay General Bancorp	916	28,195
CenterState Banks, Inc.	2,331	41,329
Central Pacific Financial Corp.	340	8,565
Chemical Financial Corp.	662	29,214
CIT Group, Inc.	2,477	89,915
Citigroup, Inc.	38,166	1,802,580
Citizens & Northern Corp.	101	2,219
Citizens Financial Group, Inc.	6,882	170,054
City Holding Co.	205	10,309
CNB Financial Corp.	101	2,137
CoBiz Financial, Inc.	532	7,081
Columbia Banking System, Inc.	663	21,693
Comerica, Inc.	2,302	108,931
Commerce Bancshares, Inc. (b)	1,037	51,083
Community Bank System, Inc.	508	24,440
Community Trust Bancorp, Inc.	258	9,574
Cullen/Frost Bankers, Inc.	666	47,912
Customers Bancorp, Inc. (a)	347	8,731
CVB Financial Corp. (b)	1,112	19,582
Eagle Bancorp, Inc. (a)	732	36,110
East West Bancorp, Inc.	1,847	67,803
Enterprise Financial Services Corp.	266	8,313
FCB Financial Holdings, Inc. Class A (a)	345	13,258
Fifth Third Bancorp	10,729	219,515
Financial Institutions, Inc.	205	5,558
First BanCorp (a)	1,065	5,538
First Bancorp/Southern Pines	262	5,185
First Busey Corp.	354	8,000
First Citizens BancShares, Inc. Class A	114	33,503
First Commonwealth Financial Corp.	1,220	12,310
First Community Bancshares, Inc.	266	6,597
First Connecticut Bancorp, Inc.	266	4,732
First Financial Bancorp	706	15,419
First Financial Bankshares, Inc. (b)	776	28,277
First Financial Corp.	131	5,329
First Horizon National Corp.	2,985	45,462
First Interstate BancSystem, Inc. Class A	266	8,382
First Merchants Corp.	375	10,031
First Midwest Bancorp, Inc.	992	19,205
First NBC Bank Holding Co. (a)	266	2,511
First of Long Island Corp.	213	7,061
First Republic Bank	1,935	149,208
Flushing Financial Corp.	471	11,172

FNB Corp.	2,144	26,371
Fulton Financial Corp.	2,398	34,819
German American Bancorp, Inc.	5	195
Glacier Bancorp, Inc.	890	25,383
Great Southern Bancorp, Inc.	131	5,332
Great Western Bancorp, Inc.	465	15,494
Hancock Holding Co.	1,066	34,570
Hanmi Financial Corp.	394	10,378
Heartland Financial USA, Inc.	1,066	38,451
Heritage Financial Corp.	1,794	32,202
Hilltop Holdings, Inc. (a)	728	16,351
Home BancShares, Inc.	2,000	41,620
HomeTrust Bancshares, Inc. (a)	340	6,290
Hope Bancorp, Inc.	1,476	25,638
Huntington Bancshares, Inc.	13,723	135,309
IBERIABANK Corp.	558	37,453
Independent Bank Corp.	293	15,848
International Bancshares Corp.	595	17,719
Investors Bancorp, Inc.	4,434	53,252
JPMorgan Chase & Co.	48,088	3,202,180
KeyCorp	14,785	179,933
Lakeland Financial Corp.	300	10,626
LegacyTexas Financial Group, Inc.	508	16,068
M&T Bank Corp.	1,951	226,511
MainSource Financial Group, Inc.	1,509	37,650
MB Financial, Inc.	780	29,671
National Bank Holdings Corp. Class A	666	15,564
National Bankshares, Inc.	135	4,965
NBT Bancorp, Inc.	491	16,139
OFG Bancorp	663	6,703
Old National Bancorp	1,472	20,696
Pacific Continental Corp.	266	4,474
PacWest Bancorp	1,369	58,744
Park National Corp.	446	42,816
Park Sterling Corp.	582	4,726
People’s United Financial, Inc.	4,068	64,356
Peoples Bancorp, Inc.	101	2,484
Pinnacle Financial Partners, Inc.	448	24,228
PNC Financial Services Group, Inc.	6,665	600,450
Popular, Inc.	1,293	49,419
Preferred Bank.	131	4,683
PrivateBancorp, Inc.	999	45,874
Prosperity Bancshares, Inc.	840	46,108
Regions Financial Corp.	17,338	171,126
Renasant Corp.	600	20,178
Republic Bancorp, Inc. Class A	131	4,072
S&T Bancorp, Inc.	334	9,683
Sandy Spring Bancorp, Inc.	302	9,235
ServisFirst Bancshares, Inc.	310	16,092
Signature Bank (a)	667	79,006
Simmons First National Corp. Class A	338	16,866
South State Corp.	291	21,837
Southside Bancshares, Inc.	402	12,936
Southwest Bancorp, Inc.	266	5,051
State Bank Financial Corp.	471	10,748
Sterling Bancorp	1,471	25,743
Stock Yards Bancorp, Inc. (b)	1,262	41,596
Suffolk Bancorp	1,112	38,664
SunTrust Banks, Inc.	6,623	290,087

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

SVB Financial Group (a)	667	$73,730
Synovus Financial Corp.	1,825	59,367
TCF Financial Corp.	2,008	29,136
Texas Capital Bancshares, Inc. (a)	508	27,899
Tompkins Financial Corp.	170	12,990
Towne Bank	487	11,703
TriCo Bancshares	1,172	31,374
Trustmark Corp.	851	23,454
UMB Financial Corp.	512	30,438
Umpqua Holdings Corp. (b)	3,158	47,528
Union Bankshares Corp.	803	21,496
United Bankshares, Inc.	773	29,119
United Community Banks, Inc.	556	11,687
Univest Corp. of Pennsylvania (b)	311	7,265
US Bancorp	20,880	895,543
Valley National Bancorp	3,169	30,834
Washington Trust Bancorp, Inc. (b)	205	8,245
Webster Financial Corp.	1,110	42,191
Wells Fargo & Co.	60,321	2,671,014
WesBanco, Inc. (b)	336	11,048
West Bancorp, Inc.	205	4,018
Westamerica Bancorporation (b)	364	18,520
Western Alliance Bancorp (a)	889	33,373
Wintrust Financial Corp.	668	37,121
Yadkin Financial Corp.	1,141	29,997
Zions Bancorp	2,797	86,763

		16,408,265

BEVERAGES — 1.8%
Boston Beer Co., Inc. Class A (a)	114	17,700
Brown-Forman Corp. Class A (b)	684	34,029
Brown-Forman Corp. Class B	2,556	121,257
Coca-Cola Bottling Co. Consolidated	60	8,890
Coca-Cola Co.	50,622	2,142,323
Constellation Brands, Inc. Class A	2,159	359,452
Dr. Pepper Snapple Group, Inc.	2,495	227,818
Molson Coors Brewing Co. Class B	2,222	243,976
Monster Beverage Corp. (a)	1,935	284,077
National Beverage Corp. (a) (b)	446	19,646
PepsiCo, Inc.	18,768	2,041,395

		5,500,563

BIOTECHNOLOGY — 3.2%
AbbVie, Inc.	21,103	1,330,966
ACADIA Pharmaceuticals, Inc. (a) (b)	1,326	42,180
Acceleron Pharma, Inc. (a)	266	9,626
Achillion Pharmaceuticals, Inc. (a) (b)	1,176	9,526
Acorda Therapeutics, Inc. (a)	486	10,148
Agios Pharmaceuticals, Inc. (a) (b)	353	18,645
Alder Biopharmaceuticals, Inc. (a)	1,172	38,406
Alexion Pharmaceuticals, Inc. (a)	2,764	338,701
Alkermes PLC (a)	2,373	111,602
Alnylam Pharmaceuticals, Inc. (a)	949	64,323
AMAG Pharmaceuticals, Inc. (a) (b)	484	11,863
Amgen, Inc.	9,806	1,635,739
Amicus Therapeutics, Inc. (a)	1,374	10,168
Applied Genetic Technologies Corp. (a)	732	7,159
Aptevo Therapeutics, Inc. (a)	193	494
Arena Pharmaceuticals, Inc. (a)	3,202	5,603
ARIAD Pharmaceuticals, Inc. (a)	2,286	31,295

Array BioPharma, Inc. (a) (b)	1,724	11,637
Arrowhead Pharmaceuticals, Inc. (a) (b)	1,085	7,975
Atara Biotherapeutics, Inc. (a) (b)	272	5,818
BioCryst Pharmaceuticals, Inc. (a)	1,065	4,697
Biogen, Inc. (a)	2,838	888,379
BioMarin Pharmaceutical, Inc. (a)	2,052	189,851
Bluebird Bio, Inc. (a) (b)	468	31,721
Celgene Corp. (a)	10,083	1,053,976
Celldex Therapeutics, Inc. (a)	1,617	6,533
Cepheid (a)	842	44,365
ChemoCentryx, Inc. (a) (b)	309	1,866
Chimerix, Inc. (a)	802	4,443
Clovis Oncology, Inc. (a)	1,393	50,218
Coherus Biosciences, Inc. (a)	532	14,247
Cytokinetics, Inc. (a) (b)	399	3,663
CytRx Corp. (a) (b)	4,411	2,595
Dynavax Technologies Corp. (a)	767	8,046
Eagle Pharmaceuticals, Inc. (a) (b)	136	9,520
Emergent BioSolutions, Inc. (a)	334	10,531
Enanta Pharmaceuticals, Inc. (a)	272	7,238
Epizyme, Inc. (a)	408	4,015
Esperion Therapeutics, Inc. (a) (b)	106	1,468
Exact Sciences Corp. (a) (b)	1,132	21,021
Exelixis, Inc. (a)	3,535	45,213
FibroGen, Inc. (a)	1,805	37,363
Five Prime Therapeutics, Inc. (a)	224	11,758
Galena Biopharma, Inc. (a) (b)	4,966	1,740
Genomic Health, Inc. (a)	266	7,693
Geron Corp. (a) (b)	1,851	4,183
Gilead Sciences, Inc.	17,450	1,380,644
Halozyme Therapeutics, Inc. (a) (b)	1,110	13,409
Heron Therapeutics, Inc. (a)	408	7,030
Idera Pharmaceuticals, Inc. (a) (b)	5,659	14,487
ImmunoGen, Inc. (a) (b)	1,351	3,621
Immunomedics, Inc. (a) (b)	1,065	3,461
Incyte Corp. (a)	2,293	216,207
Infinity Pharmaceuticals, Inc. (a)	663	1,034
Inovio Pharmaceuticals, Inc. (a) (b)	1,331	12,405
Insmed, Inc. (a) (b)	1,138	16,524
Insys Therapeutics, Inc. (a) (b)	408	4,810
Intercept Pharmaceuticals, Inc. (a) (b)	396	65,178
Intrexon Corp. (a) (b)	741	20,763
Ionis Pharmaceuticals, Inc. (a) (b)	1,405	51,479
Ironwood Pharmaceuticals, Inc. (a) (b)	3,073	48,799
Juno Therapeutics, Inc. (a) (b)	779	23,378
Keryx Biopharmaceuticals, Inc. (a) (b)	1,196	6,351
Kite Pharma, Inc. (a) (b)	745	41,616
Lexicon Pharmaceuticals, Inc. (a) (b)	1,658	29,960
Ligand Pharmaceuticals, Inc. (a)	475	48,478
MacroGenics, Inc. (a) (b)	408	12,203
MannKind Corp. (a) (b)	3,411	2,115
Merrimack Pharmaceuticals, Inc. (a) (b)	1,327	8,426
MiMedx Group, Inc. (a) (b)	1,196	10,262
Momenta Pharmaceuticals, Inc. (a)	663	7,750
Myriad Genetics, Inc. (a) (b)	985	20,271
Neurocrine Biosciences, Inc. (a)	1,286	65,123
NewLink Genetics Corp. (a)	708	10,634
Novavax, Inc. (a) (b)	3,337	6,941
OncoMed Pharmaceuticals, Inc. (a)	728	8,321

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Ophthotech Corp. (a) (b)	345	$15,915
OPKO Health, Inc. (a) (b)	3,831	40,570
Organovo Holdings, Inc. (a)	2,006	7,603
OvaScience, Inc. (a)	272	1,947
PDL BioPharma, Inc.	4,454	14,921
Portola Pharmaceuticals, Inc. (a)	575	13,058
Progenics Pharmaceuticals, Inc. (a) (b)	3,233	20,465
Prothena Corp. PLC (a) (b)	666	39,940
PTC Therapeutics, Inc. (a) (b)	532	7,453
Puma Biotechnology, Inc. (a)	284	19,042
Radius Health, Inc. (a) (b)	345	18,661
Raptor Pharmaceutical Corp. (a)	1,957	17,554
Regeneron Pharmaceuticals, Inc. (a)	1,003	403,226
Repligen Corp. (a)	394	11,895
Retrophin, Inc. (a)	408	9,131
Rigel Pharmaceuticals, Inc. (a)	1,269	4,657
Sage Therapeutics, Inc. (a) (b)	636	29,288
Sangamo BioSciences, Inc. (a) (b)	1,617	7,487
Sarepta Therapeutics, Inc. (a)	437	26,836
Seattle Genetics, Inc. (a) (b)	1,660	89,657
Spectrum Pharmaceuticals, Inc. (a)	867	4,049
Stemline Therapeutics, Inc. (a) (b)	1,284	13,906
Synergy Pharmaceuticals, Inc. (a) (b)	4,734	26,084
TESARO, Inc. (a)	242	24,258
Ultragenyx Pharmaceutical, Inc. (a)	465	32,987
United Therapeutics Corp. (a) (b)	558	65,889
Vanda Pharmaceuticals, Inc. (a)	397	6,606
Vertex Pharmaceuticals, Inc. (a)	3,455	301,311
ZIOPHARM Oncology, Inc. (a) (b)	1,498	8,434

		9,612,727

BUILDING PRODUCTS — 0.3%
AAON, Inc.	486	14,006
Advanced Drainage Systems, Inc. (b)	465	11,188
Allegion PLC	1,247	85,931
American Woodmark Corp. (a)	131	10,555
AO Smith Corp.	952	94,048
Apogee Enterprises, Inc.	334	14,926
Armstrong Flooring, Inc. (a)	336	6,344
Armstrong World Industries, Inc. (a) (b)	558	23,057
Builders FirstSource, Inc. (a) (b)	1,054	12,131
Continental Building Products, Inc. (a)	408	8,564
Fortune Brands Home & Security, Inc.	2,050	119,105
Gibraltar Industries, Inc. (a)	394	14,637
Griffon Corp.	582	9,900
Insteel Industries, Inc.	266	9,640
Lennox International, Inc.	618	97,044
Masco Corp.	4,404	151,101
Masonite International Corp. (a)	334	20,765
NCI Building Systems, Inc. (a)	340	4,961
Owens Corning	1,444	77,095
PGT, Inc. (a)	471	5,026
Ply Gem Holdings, Inc. (a)	205	2,739
Quanex Building Products Corp.	518	8,941
Simpson Manufacturing Co., Inc.	487	21,404
Trex Co., Inc. (a)	448	26,306
Universal Forest Products, Inc.	284	27,971
USG Corp. (a)	991	25,617

		903,002

CAPITAL MARKETS — 2.5%
Affiliated Managers Group, Inc. (a)	692	100,132
Ameriprise Financial, Inc.	2,075	207,023
Arlington Asset Investment Corp. Class A (b) .	155	2,292
Artisan Partners Asset Management, Inc. Class A	334	9,085
Associated Capital Group, Inc. Class A	135	4,787
Bank of New York Mellon Corp.	13,567	541,052
BGC Partners, Inc. Class A Class A	1,571	13,746
BlackRock, Inc.	1,611	583,923
Calamos Asset Management, Inc. Class A	340	2,319
CBOE Holdings, Inc.	1,066	69,130
Charles Schwab Corp.	15,175	479,075
CME Group, Inc.	4,425	462,501
Cohen & Steers, Inc.	224	9,576
Cowen Group, Inc. Class A (a) (b)	1,400	5,082
Diamond Hill Investment Group, Inc.	60	11,087
E*TRADE Financial Corp. (a)	3,520	102,502
Eaton Vance Corp.	1,476	57,638
Evercore Partners, Inc. Class A	394	20,295
FactSet Research Systems, Inc.	491	79,591
Federated Investors, Inc. Class B	1,102	32,652
Financial Engines, Inc. (b)	618	18,361
Franklin Resources, Inc.	5,042	179,344
GAMCO Investors, Inc. Class A	135	3,844
Goldman Sachs Group, Inc.	4,969	801,351
Greenhill & Co., Inc.	397	9,357
Interactive Brokers Group, Inc. Class A	558	19,681
Intercontinental Exchange, Inc.	1,537	414,006
INTL. FCStone, Inc. (a)	258	10,023
Invesco, Ltd.	5,475	171,203
Investment Technology Group, Inc.	532	9,119
Janus Capital Group, Inc.	1,826	25,582
KCG Holdings, Inc. Class A (a)	856	13,294
Ladenburg Thalmann Financial Services, Inc. (a)	1,535	3,546
Lazard, Ltd. Class A	1,550	56,358
Legg Mason, Inc.	1,394	46,671
LPL Financial Holdings, Inc. (b)	1,066	31,884
MarketAxess Holdings, Inc.	448	74,184
Moody’s Corp.	2,391	258,898
Morgan Stanley	19,068	611,320
Morningstar, Inc.	284	22,513
MSCI, Inc.	1,477	123,979
Nasdaq, Inc.	1,334	90,098
Northern Trust Corp.	2,970	201,930
NorthStar Asset Management Group, Inc.	2,230	28,834
Piper Jaffray Cos. (a)	224	10,819
Raymond James Financial, Inc.	1,467	85,394
S&P Global, Inc.	3,380	427,773
Safeguard Scientifics, Inc. (a)	340	4,406
SEI Investments Co.	1,760	80,274
State Street Corp. (c)	5,329	371,058
Stifel Financial Corp. (a)	809	31,106
T Rowe Price Group, Inc.	3,297	219,251
TD Ameritrade Holding Corp.	3,309	116,609
Voya Financial, Inc.	2,830	81,561
Waddell & Reed Financial, Inc. Class A (b)	1,066	19,359

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Westwood Holdings Group, Inc.	135	$7,170
WisdomTree Investments, Inc. (b)	1,220	12,554

		7,486,202

CHEMICALS — 2.1%
A Schulman, Inc.	397	11,561
Air Products & Chemicals, Inc.	2,677	402,460
Albemarle Corp.	1,513	129,346
American Vanguard Corp.	397	6,376
Ashland Global Holdings, Inc. (b)	996	115,486
Axalta Coating Systems, Ltd. (a)	2,113	59,735
Balchem Corp. (b)	334	25,895
Cabot Corp.	745	39,045
Calgon Carbon Corp.	651	9,876
Celanese Corp. Series A	1,941	129,193
CF Industries Holdings, Inc.	3,054	74,365
Chemours Co.	2,285	36,560
Chemtura Corp. (a)	964	31,629
Dow Chemical Co.	14,550	754,127
E.I. du Pont de Nemours & Co.	11,429	765,400
Eastman Chemical Co.	1,910	129,269
Ecolab, Inc.	3,337	406,180
Ferro Corp. (a)	890	12,291
Flotek Industries, Inc. (a) (b)	663	9,640
FMC Corp.	1,698	82,081
FutureFuel Corp.	340	3,835
GCP Applied Technologies, Inc. (a)	954	27,017
Hawkins, Inc.	131	5,676
HB Fuller Co.	618	28,719
Huntsman Corp.	2,398	39,016
Ingevity Corp. (a)	580	26,738
Innophos Holdings, Inc.	284	11,085
Innospec, Inc.	336	20,432
International Flavors & Fragrances, Inc.	1,000	142,970
Koppers Holdings, Inc. (a)	284	9,139
Kraton Corp. (a)	394	13,806
Kronos Worldwide, Inc.	260	2,155
LyondellBasell Industries NV Class A	4,539	366,116
Minerals Technologies, Inc.	448	31,669
Monsanto Co.	5,580	570,276
Mosaic Co.	4,581	112,051
NewMarket Corp.	110	47,225
Olin Corp. (b)	2,065	42,374
OMNOVA Solutions, Inc. (a)	663	5,596
Platform Specialty Products Corp. (a)	1,955	15,855
PolyOne Corp.	1,220	41,248
PPG Industries, Inc.	3,530	364,861
Praxair, Inc.	3,665	442,842
Quaker Chemical Corp.	170	18,008
Rayonier Advanced Materials, Inc.	620	8,289
RPM International, Inc.	1,617	86,865
Scotts Miracle-Gro Co. Class A	491	40,886
Sensient Technologies Corp.	618	46,844
Sherwin-Williams Co.	1,018	281,640
Stepan Co.	234	17,002
Tredegar Corp.	399	7,417
Trinseo SA	337	19,061
Tronox, Ltd. Class A	868	8,133
Valspar Corp.	1,110	117,738
Westlake Chemical Corp.	502	26,857

WR Grace & Co.	954	70,405

		6,350,361

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	666	26,440
ACCO Brands Corp. (a)	1,397	13,467
Brady Corp. Class A	558	19,312
Brink’s Co.	558	20,691
CECO Environmental Corp.	190	2,143
Cintas Corp.	1,287	144,916
Clean Harbors, Inc. (a)	728	34,929
Copart, Inc. (a)	1,774	95,016
Covanta Holding Corp. (b)	1,330	20,469
Deluxe Corp.	611	40,827
Ennis, Inc.	425	7,161
Essendant, Inc.	508	10,424
G&K Services, Inc. Class A	224	21,390
Healthcare Services Group, Inc.	842	33,326
Herman Miller, Inc.	737	21,078
HNI Corp.	558	22,208
InnerWorkings, Inc. (a)	582	5,482
Interface, Inc.	728	12,150
KAR Auction Services, Inc.	1,730	74,667
Knoll, Inc.	558	12,750
Matthews International Corp. Class A	370	22,481
McGrath RentCorp	336	10,655
Mobile Mini, Inc.	508	15,342
MSA Safety, Inc.	334	19,385
Multi-Color Corp.	131	8,646
Pitney Bowes, Inc.	2,528	45,909
Quad/Graphics, Inc.	399	10,661
Republic Services, Inc.	3,341	168,554
Rollins, Inc.	1,616	47,317
RR Donnelley & Sons Co.	2,374	37,319
SP Plus Corp. (a)	205	5,242
Steelcase, Inc. Class A	1,066	14,807
Stericycle, Inc. (a)	1,039	83,266
Team, Inc. (a)	378	12,364
Tetra Tech, Inc.	776	27,525
UniFirst Corp.	170	22,416
US Ecology, Inc.	224	10,044
Viad Corp.	284	10,471
VSE Corp.	148	5,031
Waste Management, Inc.	5,728	365,217
West Corp.	844	18,636

		1,600,134

COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN, Inc.	728	13,934
Arista Networks, Inc. (a) (b)	465	39,562
ARRIS International PLC (a)	2,798	79,267
Black Box Corp.	205	2,849
Brocade Communications Systems, Inc.	5,824	53,756
CalAmp Corp. (a)	532	7,421
Calix, Inc. (a)	606	4,454
Ciena Corp. (a)	2,453	53,475
Cisco Systems, Inc.	65,430	2,075,440
CommScope Holding Co., Inc. (a) (b)	1,282	38,601
Comtech Telecommunications Corp.	275	3,523
Digi International, Inc. (a)	399	4,549

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

EchoStar Corp. Class A (a)	477	$20,907
Extreme Networks, Inc. (a)	1,403	6,299
F5 Networks, Inc. (a)	942	117,411
Finisar Corp. (a)	1,140	33,972
Harmonic, Inc. (a)	1,632	9,678
Harris Corp.	1,505	137,873
Infinera Corp. (a)	1,393	12,579
InterDigital, Inc. (b)	508	40,234
Ixia (a)	872	10,900
Juniper Networks, Inc.	4,883	117,485
KVH Industries, Inc. (a)	155	1,366
Lumentum Holdings, Inc. (a) (b)	579	24,185
Motorola Solutions, Inc.	2,356	179,716
NETGEAR, Inc. (a)	508	30,729
NetScout Systems, Inc. (a)	1,333	38,990
Palo Alto Networks, Inc. (a) (b)	1,128	179,724
Plantronics, Inc.	545	28,318
ShoreTel, Inc. (a)	872	6,976
Sonus Networks, Inc. (a)	622	4,839
Ubiquiti Networks, Inc. (a) (b)	618	33,063
ViaSat, Inc. (a)	508	37,922
Viavi Solutions, Inc. (a)	2,873	21,231

		3,471,228

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	1,833	54,495
Aegion Corp. (a)	508	9,687
Argan, Inc.	205	12,134
Chicago Bridge & Iron Co. NV	1,220	34,197
Comfort Systems USA, Inc.	448	13,131
Dycom Industries, Inc. (a)	394	32,221
EMCOR Group, Inc.	852	50,796
Fluor Corp.	1,992	102,229
Granite Construction, Inc.	508	25,268
Great Lakes Dredge & Dock Corp. (a)	868	3,038
Jacobs Engineering Group, Inc. (a)	1,588	82,131
KBR, Inc.	1,810	27,385
MasTec, Inc. (a)	728	21,651
MYR Group, Inc. (a)	340	10,234
Orion Group Holdings, Inc. (a)	307	2,103
Primoris Services Corp.	448	9,229
Quanta Services, Inc. (a)	2,543	71,179
Tutor Perini Corp. (a)	448	9,619
Valmont Industries, Inc.	337	45,350

		616,077

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	632	48,854
Headwaters, Inc. (a)	890	15,059
Martin Marietta Materials, Inc.	803	143,825
Summit Materials, Inc. Class A (a)	839	15,563
US Concrete, Inc. (a) (b)	170	7,831
Vulcan Materials Co.	1,619	184,129

		415,261

CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	5,946	115,769
American Express Co.	10,421	667,361
Capital One Financial Corp.	6,758	485,427
Credit Acceptance Corp. (a) (b)	114	22,922
Discover Financial Services	5,695	322,052

Encore Capital Group, Inc. (a) (b)	399	8,969
Enova International, Inc. (a)	279	2,701
EZCORP, Inc. Class A (a)	567	6,271
Firstcash, Inc.	614	28,907
Green Dot Corp. Class A (a)	399	9,201
LendingClub Corp. (a) (b)	4,207	25,999
Navient Corp.	5,508	79,701
Nelnet, Inc. Class A	284	11,465
OneMain Holdings, Inc. (a)	695	21,510
PRA Group, Inc. (a)	666	23,004
Santander Consumer USA Holdings, Inc. (a)	1,252	15,224
SLM Corp. (a)	5,508	41,145
Synchrony Financial	11,017	308,476
World Acceptance Corp. (a) (b)	131	6,424

		2,202,528

CONTAINERS & PACKAGING — 0.5%
AEP Industries, Inc.	74	8,093
AptarGroup, Inc.	842	65,179
Avery Dennison Corp.	1,213	94,359
Ball Corp. (b)	2,375	194,631
Bemis Co., Inc.	1,284	65,497
Berry Plastics Group, Inc. (a)	1,679	73,624
Crown Holdings, Inc. (a)	1,773	101,220
Graphic Packaging Holding Co.	4,016	56,184
Greif, Inc. Class A	872	43,242
International Paper Co.	5,447	261,347
Myers Industries, Inc.	397	5,157
Owens-Illinois, Inc. (a)	2,017	37,093
Packaging Corp. of America	1,176	95,562
Sealed Air Corp.	2,641	121,011
Silgan Holdings, Inc.	398	20,135
Sonoco Products Co.	1,220	64,453
WestRock Co.	3,489	169,147

		1,475,934

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	568	20,335
Genuine Parts Co.	1,943	195,174
LKQ Corp. (a)	3,676	130,351
Pool Corp.	588	55,578

		401,438

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)	266	5,269
Apollo Education Group, Inc. (a)	1,212	9,635
Ascent Capital Group, Inc. Class A (a) (b)	211	4,889
Bridgepoint Education, Inc. (a)	266	1,827
Bright Horizons Family Solutions, Inc. (a)	394	26,355
Capella Education Co.	184	10,679
Career Education Corp. (a)	1,053	7,150
Carriage Services, Inc.	205	4,848
DeVry Education Group, Inc.	775	17,872
Graham Holdings Co. Class B	60	28,882
Grand Canyon Education, Inc. (a)	558	22,538
H&R Block, Inc.	3,303	76,464
Houghton Mifflin Harcourt Co. (a)	1,348	18,077
K12, Inc. (a)	397	5,697

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

LifeLock, Inc. (a)	728	$12,318
Regis Corp. (a)	663	8,321
Service Corp. International	2,581	68,500
ServiceMaster Global Holdings, Inc. (a)	1,790	60,287
Sotheby’s	844	32,089
Strayer Education, Inc. (a)	143	6,675
Weight Watchers International, Inc. (a) (b)	2,459	25,377

		453,749

DIVERSIFIED FINANCIAL SERVICES — 1.3%
Berkshire Hathaway, Inc. Class B (a)	24,995	3,611,028
FNFV Group (a)	793	9,897
Leucadia National Corp.	4,514	85,946
NewStar Financial, Inc. (a)	399	3,874
PICO Holdings, Inc. (a)	340	4,009

		3,714,754

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	81,403	3,305,776
ATN International, Inc.	110	7,154
CenturyLink, Inc.	7,460	204,628
Cincinnati Bell, Inc. (a)	2,572	10,494
Cogent Communications Holdings, Inc.	595	21,902
Consolidated Communications Holdings, Inc. (b)	1,502	37,910
Frontier Communications Corp. (b)	16,058	66,801
General Communication, Inc. Class A (a)	471	6,476
Globalstar, Inc. (a) (b)	8,776	10,619
Hawaiian Telcom Holdco, Inc. (a)	131	2,933
IDT Corp. Class B	205	3,534
Inteliquent, Inc. (b)	471	7,602
Iridium Communications, Inc. (a) (b)	929	7,534
Level 3 Communications, Inc. (a)	3,642	168,916
Lumos Networks Corp. (a)	155	2,170
SBA Communications Corp. Class A (a)	1,571	176,203
Verizon Communications, Inc.	53,074	2,758,787
Vonage Holdings Corp. (a)	1,901	12,566
Windstream Holdings, Inc. (b)	1,218	12,241
Zayo Group Holdings, Inc. (a)	2,628	78,078

		6,902,324

ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	726	43,284
Alliant Energy Corp.	3,140	120,293
American Electric Power Co., Inc.	6,417	412,036
Avangrid, Inc. (b)	957	39,983
Duke Energy Corp.	8,845	707,954
Edison International	3,994	288,567
El Paso Electric Co.	508	23,759
Empire District Electric Co.	491	16,763
Entergy Corp.	2,176	166,964
Eversource Energy	4,072	220,621
Exelon Corp.	11,797	392,722
FirstEnergy Corp.	5,137	169,932
Great Plains Energy, Inc.	1,901	51,878
Hawaiian Electric Industries, Inc.	1,628	48,596
IDACORP, Inc.	618	48,377
ITC Holdings Corp.	2,015	93,657
MGE Energy, Inc.	540	30,515
NextEra Energy, Inc.	5,960	729,027

OGE Energy Corp.	2,397	75,793
Otter Tail Corp. (b)	884	30,578
PG&E Corp.	6,421	392,773
Pinnacle West Capital Corp.	1,297	98,559
PNM Resources, Inc.	960	31,411
Portland General Electric Co.	954	40,631
PPL Corp.	8,826	305,115
Southern Co.	12,251	628,476
Westar Energy, Inc.	1,734	98,405
Xcel Energy, Inc.	6,537	268,932

		5,575,601

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	611	161,670
AMETEK, Inc.	3,015	144,057
AZZ, Inc.	336	21,931
Babcock & Wilcox Enterprises, Inc. (a)	698	11,517
Eaton Corp. PLC	6,061	398,268
Emerson Electric Co.	8,273	450,961
Encore Wire Corp.	284	10,443
EnerSys	558	38,608
Generac Holdings, Inc. (a) (b)	842	30,565
General Cable Corp. (b)	708	10,606
Hubbell, Inc.	730	78,650
Plug Power, Inc. (a) (b)	2,460	4,207
Powell Industries, Inc.	131	5,246
Regal Beloit Corp.	558	33,195
Rockwell Automation, Inc.	1,702	208,223
SolarCity Corp. (a) (b)	730	14,279
Thermon Group Holdings, Inc. (a)	397	7,841

		1,630,267

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	3,945	256,109
Anixter International, Inc. (a)	334	21,543
Arrow Electronics, Inc. (a)	1,297	82,969
Avnet, Inc.	1,689	69,350
AVX Corp.	663	9,143
Badger Meter, Inc.	340	11,393
Belden, Inc.	491	33,874
Benchmark Electronics, Inc. (a)	671	16,742
CDW Corp.	2,078	95,027
Cognex Corp.	1,064	56,243
Coherent, Inc. (a)	336	37,141
Corning, Inc.	14,368	339,803
CTS Corp.	471	8,761
Daktronics, Inc.	532	5,075
Dolby Laboratories, Inc. Class A	559	30,348
DTS, Inc.	266	11,316
ePlus, Inc. (a)	74	6,986
Fabrinet (a)	334	14,893
FARO Technologies, Inc. (a) (b)	266	9,563
Fitbit, Inc. Class A (a) (b)	1,644	24,397
FLIR Systems, Inc.	1,791	56,273
II-VI, Inc. (a)	618	15,036
Ingram Micro, Inc. Class A	1,842	65,686
Insight Enterprises, Inc. (a)	491	15,982
InvenSense, Inc. (a)	872	6,470
IPG Photonics Corp. (a)	394	32,446

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Itron, Inc. (a)	453	$25,259
Jabil Circuit, Inc.	2,524	55,074
Keysight Technologies, Inc. (a)	2,158	68,387
Knowles Corp. (a)	1,073	15,076
Littelfuse, Inc.	284	36,582
Methode Electronics, Inc.	448	15,667
MTS Systems Corp. (b)	205	9,436
National Instruments Corp.	1,210	34,364
Novanta, Inc. (a)	1,533	26,598
OSI Systems, Inc. (a)	284	18,568
Park Electrochemical Corp.	340	5,906
Plexus Corp. (a)	448	20,957
Rofin-Sinar Technologies, Inc. (a)	334	10,748
Rogers Corp. (a)	224	13,682
Sanmina Corp. (a)	1,027	29,239
ScanSource, Inc. (a)	334	12,191
SYNNEX Corp.	336	38,341
Tech Data Corp. (a)	484	41,000
Trimble Navigation, Ltd. (a)	3,163	90,335
TTM Technologies, Inc. (a) (b)	798	9,137
Universal Display Corp. (a) (b)	508	28,199
VeriFone Systems, Inc. (a)	1,330	20,934
Vishay Intertechnology, Inc. (b)	1,641	23,122
Vishay Precision Group, Inc. (a)	213	3,414
Zebra Technologies Corp. Class A (a)	653	45,455

		2,030,240

ENERGY EQUIPMENT & SERVICES — 1.1%
Archrock, Inc.	866	11,327
Atwood Oceanics, Inc. (b)	732	6,361
Baker Hughes, Inc.	5,584	281,824
Bristow Group, Inc.	532	7,459
CARBO Ceramics, Inc.	340	3,720
Diamond Offshore Drilling, Inc. (b)	813	14,317
Dril-Quip, Inc. (a)	738	41,136
Ensco PLC Class A	5,674	48,229
Era Group, Inc. (a)	340	2,737
Exterran Corp. (a)	433	6,789
FMC Technologies, Inc. (a)	2,936	87,111
Forum Energy Technologies, Inc. (a)	728	14,458
Frank’s International NV (b)	658	8,554
Geospace Technologies Corp. (a) (b)	155	3,019
Halliburton Co.	11,137	499,829
Helix Energy Solutions Group, Inc. (a)	1,323	10,756
Helmerich & Payne, Inc. (b)	1,222	82,241
Hornbeck Offshore Services, Inc. (a) (b)	532	2,926
Matrix Service Co. (a)	399	7,485
McDermott International, Inc. (a)	6,760	33,868
Nabors Industries, Ltd.	3,641	44,275
National Oilwell Varco, Inc. (b)	5,337	196,081
Natural Gas Services Group, Inc. (a)	131	3,221
Newpark Resources, Inc. (a)	1,269	9,340
Noble Corp. PLC (b)	3,002	19,033
Oceaneering International, Inc.	1,348	37,083
Oil States International, Inc. (a)	666	21,026
Parker Drilling Co. (a) (b)	1,724	3,741
Patterson-UTI Energy, Inc. (b)	1,776	39,729
PHI, Inc. NVDR (a)	205	3,725
RigNet, Inc. (a) (b)	101	1,527
Rowan Cos. PLC Class A	1,535	23,271

RPC, Inc. (a) (b)	776	13,037
Schlumberger, Ltd.	18,082	1,421,968
SEACOR Holdings, Inc. (a)	284	16,895
Seadrill, Ltd. (a) (b)	4,348	10,305
Superior Energy Services, Inc.	1,955	34,994
Tesco Corp.	397	3,239
TETRA Technologies, Inc. (a)	1,134	6,929
Tidewater, Inc. (b)	712	2,008
Transocean, Ltd. (b)	4,439	47,320
Unit Corp. (a)	618	11,495
US Silica Holdings, Inc.	666	31,009
Weatherford International PLC (a)	11,206	62,978

		3,238,375

FOOD & STAPLES RETAILING — 1.9%
Andersons, Inc.	336	12,156
Casey’s General Stores, Inc. (b)	508	61,036
Chefs’ Warehouse, Inc. (a) (b)	205	2,284
Costco Wholesale Corp.	5,635	859,394
CVS Health Corp.	14,230	1,266,328
Ingles Markets, Inc. Class A Class A	205	8,106
Kroger Co.	12,785	379,459
Natural Grocers by Vitamin Cottage, Inc. (a)	135	1,507
PriceSmart, Inc.	224	18,762
Rite Aid Corp. (a)	12,011	92,364
SpartanNash Co.	402	11,626
Sprouts Farmers Market, Inc. (a) (b)	1,879	38,801
SUPERVALU, Inc. (a) (b)	2,471	12,330
Sysco Corp.	7,275	356,548
United Natural Foods, Inc. (a)	618	24,745
US Foods Holding Corp. (a)	588	13,883
Village Super Market, Inc. Class A	135	4,321
Wal-Mart Stores, Inc.	19,669	1,418,528
Walgreens Boots Alliance, Inc.	11,140	898,107
Weis Markets, Inc.	131	6,943
Whole Foods Market, Inc. (b)	4,562	129,333

		5,616,561

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	8,100	341,577
B&G Foods, Inc.	666	32,754
Blue Buffalo Pet Products, Inc. (a)	1,148	27,277
Bunge, Ltd.	1,828	108,272
Cal-Maine Foods, Inc. (b)	334	12,872
Calavo Growers, Inc.	331	21,657
Campbell Soup Co.	2,389	130,678
ConAgra Foods, Inc.	5,472	257,786
Darling Ingredients, Inc. (a)	1,918	25,912
Dean Foods Co. (b)	1,128	18,499
Flowers Foods, Inc. (b)	2,105	31,828
Fresh Del Monte Produce, Inc.	410	24,559
General Mills, Inc.	7,686	490,982
Hain Celestial Group, Inc. (a)	1,220	43,408
Hershey Co.	1,847	176,573
Hormel Foods Corp. (b)	3,567	135,296
Ingredion, Inc.	952	126,673
J&J Snack Foods Corp.	170	20,250
J.M. Smucker Co.	1,534	207,918
Kellogg Co.	3,159	244,728

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Kraft Heinz Co.	7,746	$693,345
Lancaster Colony Corp.	224	29,588
Landec Corp. (a)	399	5,351
Limoneira Co.	101	1,909
McCormick & Co., Inc.	1,625	162,370
Mead Johnson Nutrition Co.	2,477	195,708
Mondelez International, Inc. Class A	19,383	850,914
Pilgrim’s Pride Corp.	728	15,375
Pinnacle Foods, Inc.	1,428	71,643
Post Holdings, Inc. (a)	848	65,440
Sanderson Farms, Inc. (b)	264	25,431
Seneca Foods Corp. Class A (a)	135	3,812
Snyder’s-Lance, Inc.	1,377	46,240
Tootsie Roll Industries, Inc. (b)	255	9,392
TreeHouse Foods, Inc. (a)	725	63,213
Tyson Foods, Inc. Class A	3,789	282,925
WhiteWave Foods Co. (a)	2,138	116,371

		5,118,526

GAS UTILITIES — 0.2%
Atmos Energy Corp.	1,351	100,609
Chesapeake Utilities Corp.	250	15,265
National Fuel Gas Co.	954	51,583
New Jersey Resources Corp.	993	32,630
Northwest Natural Gas Co.	334	20,077
ONE Gas, Inc.	632	39,083
Piedmont Natural Gas Co., Inc.	954	57,278
South Jersey Industries, Inc.	777	22,960
Southwest Gas Corp.	558	38,982
Spire, Inc.	506	32,252
UGI Corp.	2,022	91,475
WGL Holdings, Inc.	618	38,749

		540,943

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abaxis, Inc.	284	14,660
Abbott Laboratories	18,935	800,761
Abiomed, Inc. (a)	589	75,734
Accuray, Inc. (a) (b)	1,136	7,236
Alere, Inc. (a)	1,024	44,278
Align Technology, Inc. (a)	1,003	94,031
Analogic Corp.	110	9,746
AngioDynamics, Inc. (a)	399	6,998
Anika Therapeutics, Inc. (a)	131	6,268
AtriCure, Inc. (a)	340	5,379
Baxter International, Inc.	6,668	317,397
Becton Dickinson and Co.	2,739	492,280
Boston Scientific Corp. (a)	18,000	428,400
C.R. Bard, Inc.	960	215,309
Cantel Medical Corp.	842	65,659
Cardiovascular Systems, Inc. (a)	340	8,072
Cerus Corp. (a) (b)	1,003	6,229
CONMED Corp.	334	13,380
Cooper Cos., Inc.	670	120,104
Cynosure, Inc. Class A (a)	624	31,787
Danaher Corp.	7,863	616,381
DENTSPLY SIRONA, Inc.	2,949	175,259
DexCom, Inc. (a)	1,110	97,303
Edwards Lifesciences Corp. (a)	2,766	333,469
Endologix, Inc. (a) (b)	776	9,933

GenMark Diagnostics, Inc. (a)	307	3,623
Globus Medical, Inc. Class A (a)	666	15,032
Haemonetics Corp. (a)	618	22,378
Halyard Health, Inc. (a)	596	20,657
Hill-Rom Holdings, Inc.	1,195	74,066
Hologic, Inc. (a)	3,343	129,809
ICU Medical, Inc. (a)	170	21,485
IDEXX Laboratories, Inc. (a)	1,348	151,960
Inogen, Inc. (a)	336	20,126
Insulet Corp. (a)	666	27,266
Integer Holdings Corp. (a)	336	7,288
Integra LifeSciences Holdings Corp. (a)	284	23,444
Intuitive Surgical, Inc. (a)	505	366,039
Invacare Corp.	471	5,261
Masimo Corp. (a)	585	34,802
Medtronic PLC	18,205	1,572,912
Meridian Bioscience, Inc.	491	9,471
Merit Medical Systems, Inc. (a)	491	11,926
Natus Medical, Inc. (a)	334	13,123
Neogen Corp. (a)	885	49,507
Nevro Corp. (a)	430	44,888
NuVasive, Inc. (a)	590	39,329
NxStage Medical, Inc. (a)	728	18,193
OraSure Technologies, Inc. (a)	798	6,360
Orthofix International NV (a)	224	9,580
Penumbra, Inc. (a)	337	25,609
Quidel Corp. (a)	397	8,770
ResMed, Inc. (b)	1,734	112,346
Rockwell Medical, Inc. (a) (b)	692	4,636
RTI Surgical, Inc. (a)	872	2,729
Spectranetics Corp. (a)	508	12,746
St. Jude Medical, Inc.	3,494	278,681
STAAR Surgical Co. (a)	532	5,001
Stryker Corp.	4,407	513,019
SurModics, Inc. (a)	205	6,168
Teleflex, Inc.	508	85,369
Utah Medical Products, Inc.	74	4,425
Varian Medical Systems, Inc. (a)	1,293	128,692
Vascular Solutions, Inc. (a)	224	10,804
West Pharmaceutical Services, Inc.	890	66,305
Wright Medical Group NV (a)	1,850	45,381
Zeltiq Aesthetics, Inc. (a)	345	13,531
Zimmer Biomet Holdings, Inc.	2,421	314,778

		8,333,568

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Acadia Healthcare Co., Inc. (a) (b)	979	48,509
Aceto Corp. (b)	397	7,539
Aetna, Inc.	4,420	510,289
Air Methods Corp. (a)	508	15,997
Amedisys, Inc. (a)	378	17,932
AmerisourceBergen Corp.	2,290	184,986
AMN Healthcare Services, Inc. (a)	558	17,783
Amsurg Corp. (a) (b)	733	49,148
Anthem, Inc.	3,430	429,813
BioScrip, Inc. (a) (b)	672	1,942
Brookdale Senior Living, Inc. (a)	2,008	35,040
Capital Senior Living Corp. (a)	397	6,670
Cardinal Health, Inc.	4,193	325,796
Centene Corp. (a)	2,199	147,245

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Chemed Corp.	224	$31,600
Cigna Corp.	3,335	434,617
Community Health Systems, Inc. (a) (b)	1,361	15,706
CorVel Corp. (a)	670	25,728
DaVita, Inc. (a)	2,230	147,336
Diplomat Pharmacy, Inc. (a) (b)	465	13,025
Ensign Group, Inc.	448	9,018
Envision Healthcare Holdings, Inc. (a)	2,328	51,845
Express Scripts Holding Co. (a)	8,461	596,754
HCA Holdings, Inc. (a)	4,017	303,806
HealthEquity, Inc. (a)	465	17,600
HealthSouth Corp.	1,097	44,505
Healthways, Inc. (a)	391	10,346
Henry Schein, Inc. (a)	1,068	174,063
Humana, Inc.	1,957	346,174
Kindred Healthcare, Inc. (b)	774	7,910
Laboratory Corp. of America Holdings (a)	1,333	183,261
Landauer, Inc.	131	5,827
LHC Group, Inc. (a)	131	4,831
LifePoint Health, Inc. (a) (b)	558	33,050
Magellan Health, Inc. (a)	334	17,946
McKesson Corp.	2,909	485,076
MEDNAX, Inc. (a) (b)	1,220	80,825
Molina Healthcare, Inc. (a)	559	32,601
National HealthCare Corp.	131	8,645
Owens & Minor, Inc.	776	26,950
Patterson Cos., Inc. (b)	1,065	48,926
PharMerica Corp. (a)	397	11,144
Premier, Inc. Class A (a)	416	13,453
Providence Service Corp. (a) (b)	670	32,582
Quest Diagnostics, Inc.	1,951	165,113
Quorum Health Corp. (a)	407	2,552
Select Medical Holdings Corp. (a)	1,731	23,368
Surgical Care Affiliates, Inc. (a)	230	11,215
Team Health Holdings, Inc. (a)	842	27,416
Tenet Healthcare Corp. (a)	1,222	27,691
Triple-S Management Corp. Class B (a)	399	8,750
UnitedHealth Group, Inc.	12,208	1,709,120
Universal American Corp. (b)	606	4,636
Universal Health Services, Inc. Class B	1,110	136,774
US Physical Therapy, Inc.	131	8,214
VCA, Inc. (a)	1,068	74,739
WellCare Health Plans, Inc. (a)	560	65,570

		7,278,997

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	2,172	28,605
athenahealth, Inc. (a) (b)	545	68,736
Cerner Corp. (a)	3,683	227,425
Computer Programs & Systems, Inc. (b)	131	3,414
HealthStream, Inc. (a)	340	9,384
HMS Holdings Corp. (a)	1,066	23,633
IMS Health Holdings, Inc. (a) (b)	1,645	51,554
Inovalon Holdings, Inc. Class A (a)	1,708	25,125
Medidata Solutions, Inc. (a)	730	40,705
Omnicell, Inc. (a)	448	17,158
Quality Systems, Inc.	606	6,860
Veeva Systems, Inc. Class A (a)	1,174	48,463

Vocera Communications, Inc. (a)	340	5,746

		556,808

HOTELS, RESTAURANTS & LEISURE — 2.0%
Aramark	3,175	120,745
Belmond, Ltd. Class A (a)	1,176	14,947
Biglari Holdings, Inc. (a)	51	22,237
BJ’s Restaurants, Inc. (a)	336	11,945
Bloomin’ Brands, Inc.	1,587	27,360
Bob Evans Farms, Inc.	332	12,716
Boyd Gaming Corp. (a) (b)	732	14,479
Brinker International, Inc. (b)	916	46,194
Buffalo Wild Wings, Inc. (a)	224	31,526
Caesars Entertainment Corp. (a) (b)	532	3,963
Carnival Corp.	5,439	265,532
Cheesecake Factory, Inc.	661	33,090
Chipotle Mexican Grill, Inc. (a)	394	166,859
Choice Hotels International, Inc.	334	15,057
Churchill Downs, Inc.	170	24,879
Chuy’s Holdings, Inc. (a)	266	7,432
ClubCorp Holdings, Inc.	692	10,013
Cracker Barrel Old Country Store, Inc. (b)	286	37,815
Darden Restaurants, Inc.	1,610	98,725
Dave & Buster’s Entertainment, Inc. (a)	230	9,011
Del Frisco’s Restaurant Group, Inc. (a)	101	1,360
Denny’s Corp. (a)	1,173	12,539
DineEquity, Inc.	224	17,739
Domino’s Pizza, Inc.	732	111,154
Dunkin’ Brands Group, Inc. (b)	1,348	70,204
Extended Stay America, Inc.	695	9,869
Fiesta Restaurant Group, Inc. (a) (b)	340	8,160
Hilton Worldwide Holdings, Inc.	6,508	149,228
Hyatt Hotels Corp. Class A (a) (b)	294	14,471
International Game Technology PLC	1,150	28,037
International Speedway Corp. Class A	334	11,162
Interval Leisure Group, Inc.	1,346	23,111
Jack in the Box, Inc.	491	47,106
Jamba, Inc. (a) (b)	266	2,905
La Quinta Holdings, Inc. (a)	1,184	13,237
Las Vegas Sands Corp. (b)	4,822	277,458
Marcus Corp.	266	6,661
Marriott International, Inc. Class A	4,221	284,200
Marriott Vacations Worldwide Corp.	332	24,342
McDonald’s Corp.	11,436	1,319,257
MGM Resorts International (a)	6,183	160,943
Norwegian Cruise Line Holdings, Ltd. (a)	2,081	78,454
Panera Bread Co. Class A (a)	362	70,489
Papa John’s International, Inc.	334	26,336
Penn National Gaming, Inc. (a)	852	11,562
Pinnacle Entertainment, Inc. (a)	872	10,760
Popeyes Louisiana Kitchen, Inc. (a)	336	17,855
Red Robin Gourmet Burgers, Inc. (a)	170	7,640
Royal Caribbean Cruises, Ltd.	2,255	169,012
Ruby Tuesday, Inc. (a)	868	2,170
Ruth’s Hospitality Group, Inc.	532	7,512
Scientific Games Corp. Class A (a) (b)	670	7,551
SeaWorld Entertainment, Inc. (b)	842	11,350
Six Flags Entertainment Corp. (b)	776	41,601

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Sonic Corp.	732	$19,164
Speedway Motorsports, Inc.	101	1,804
Starbucks Corp.	18,893	1,022,867
Texas Roadhouse, Inc.	728	28,414
Vail Resorts, Inc.	448	70,282
Wendy’s Co.	2,926	31,601
Wyndham Worldwide Corp. (b)	1,697	114,259
Wynn Resorts, Ltd.	992	96,641
Yum! Brands, Inc.	5,016	455,503
Zoe’s Kitchen, Inc. (a) (b)	230	5,104

		5,875,599

HOUSEHOLD DURABLES — 0.6%
Beazer Homes USA, Inc. (a)	399	4,652
CalAtlantic Group, Inc.	920	30,765
Cavco Industries, Inc. (a)	114	11,292
CSS Industries, Inc.	135	3,453
D.R. Horton, Inc.	3,964	119,713
Ethan Allen Interiors, Inc.	336	10,507
Garmin, Ltd.	1,517	72,983
GoPro, Inc. Class A (a) (b)	1,166	19,449
Harman International Industries, Inc.	871	73,556
Helen of Troy, Ltd. (a)	394	33,951
Hovnanian Enterprises, Inc. Class A (a) (b)	1,286	2,173
iRobot Corp. (a)	334	14,689
KB Home (b)	560	9,027
La-Z-Boy, Inc.	666	16,357
Leggett & Platt, Inc.	1,754	79,947
Lennar Corp. Class A	2,377	100,642
Libbey, Inc.	340	6,069
M/I Homes, Inc. (a)	399	9,405
MDC Holdings, Inc.	508	13,106
Meritage Homes Corp. (a)	373	12,943
Mohawk Industries, Inc. (a)	769	154,062
NACCO Industries, Inc. Class A	118	8,019
Newell Brands, Inc.	5,741	302,321
NVR, Inc. (a)	51	83,633
PulteGroup, Inc.	4,739	94,970
Taylor Morrison Home Corp. Class A (a)	471	8,290
Tempur Sealy International, Inc. (a) (b)	728	41,307
Toll Brothers, Inc. (a)	2,363	70,559
TopBuild Corp. (a)	489	16,235
TRI Pointe Group, Inc. (a) (b)	1,575	20,759
Tupperware Brands Corp.	666	43,536
Universal Electronics, Inc. (a)	170	12,658
Whirlpool Corp.	996	161,511
William Lyon Homes Class A (a) (b)	205	3,803

		1,666,342

HOUSEHOLD PRODUCTS — 1.7%
Central Garden & Pet Co. Class A (a)	491	12,177
Church & Dwight Co., Inc.	3,392	162,545
Clorox Co.	1,617	202,416
Colgate-Palmolive Co.	11,637	862,767
Energizer Holdings, Inc.	839	41,916
HRG Group, Inc. (a)	2,154	33,818
Kimberly-Clark Corp.	4,596	579,739
Procter & Gamble Co.	34,961	3,137,750
Spectrum Brands Holdings, Inc. (b)	284	39,104

WD-40 Co.	170	19,113

		5,091,345

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	8,898	114,339
Atlantic Power Corp.	1,724	4,258
Atlantica Yield PLC	1,408	26,766
Calpine Corp. (a)	4,892	61,835
Dynegy, Inc. (a)	1,804	22,352
NRG Energy, Inc.	3,927	44,022
NRG Yield, Inc. Class A	525	8,568
NRG Yield, Inc. Class C (b)	1,554	26,356
Ormat Technologies, Inc.	448	21,688
Pattern Energy Group, Inc. (b)	508	11,425
Talen Energy Corp. (a) (b)	1,032	14,293
TerraForm Power, Inc. Class A (a)	1,084	15,078

		370,980

INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	7,671	1,351,860
Carlisle Cos., Inc.	776	79,594
General Electric Co.	121,524	3,599,541
Honeywell International, Inc.	9,933	1,158,089
Raven Industries, Inc.	434	9,995
Roper Technologies, Inc.	1,245	227,175

		6,426,254

INSURANCE — 2.9%
Aflac, Inc.	5,234	376,168
Alleghany Corp. (a)	224	117,604
Allied World Assurance Co. Holdings AG	1,348	54,486
Allstate Corp.	5,181	358,422
Ambac Financial Group, Inc. (a)	558	10,262
American Equity Investment Life Holding Co.	776	13,758
American Financial Group, Inc.	952	71,400
American International Group, Inc.	14,668	870,399
American National Insurance Co.	114	13,903
AMERISAFE, Inc.	224	13,167
AmTrust Financial Services, Inc.	958	25,703
Aon PLC	3,533	397,427
Arch Capital Group, Ltd. (a)	1,617	128,163
Argo Group International Holdings, Ltd.	403	22,737
Arthur J Gallagher & Co.	1,994	101,435
Aspen Insurance Holdings, Ltd.	776	36,154
Assurant, Inc.	913	84,224
Assured Guaranty, Ltd.	2,394	66,433
Axis Capital Holdings, Ltd.	1,444	78,453
Baldwin & Lyons, Inc. Class B	131	3,358
Brown & Brown, Inc.	1,444	54,453
Chubb, Ltd.	6,026	757,167
Cincinnati Financial Corp.	1,983	149,558
Citizens, Inc. (a) (b)	582	5,448
CNA Financial Corp.	336	11,562
CNO Financial Group, Inc.	2,728	41,657
eHealth, Inc. (a)	206	2,309
Employers Holdings, Inc.	394	11,753
Endurance Specialty Holdings, Ltd.	1,097	71,799

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Enstar Group, Ltd. (a)	110	$18,092
Erie Indemnity Co. Class A	336	34,296
Everest Re Group, Ltd.	632	120,061
FBL Financial Group, Inc. Class A	135	8,636
First American Financial Corp.	1,348	52,949
FNF Group	3,380	124,756
Genworth Financial, Inc. Class A (a)	6,052	30,018
Global Indemnity PLC (a)	131	3,891
Greenlight Capital Re, Ltd. Class A (a)	397	8,115
Hanover Insurance Group, Inc.	511	38,540
Hartford Financial Services Group, Inc.	5,582	239,021
HCI Group, Inc.	131	3,977
Horace Mann Educators Corp.	508	18,618
Infinity Property & Casualty Corp.	110	9,089
Kemper Corp.	558	21,941
Lincoln National Corp.	3,312	155,598
Loews Corp.	3,999	164,559
Maiden Holdings, Ltd.	737	9,353
Markel Corp. (a)	170	157,891
Marsh & McLennan Cos., Inc.	6,798	457,165
MBIA, Inc. (a) (b)	1,765	13,749
Mercury General Corp.	336	18,430
MetLife, Inc.	11,843	526,184
National General Holdings Corp.	465	10,342
National Interstate Corp.	135	4,392
National Western Life Group, Inc. Class A	60	12,322
Navigators Group, Inc.	110	10,661
Old Republic International Corp.	3,205	56,472
OneBeacon Insurance Group, Ltd. Class A	340	4,855
Primerica, Inc. (b)	732	38,818
Principal Financial Group, Inc.	3,481	179,306
ProAssurance Corp.	762	39,990
Progressive Corp.	7,421	233,761
Prudential Financial, Inc.	5,782	472,100
Reinsurance Group of America, Inc.	880	94,987
RenaissanceRe Holdings, Ltd.	666	80,027
RLI Corp.	503	34,385
Safety Insurance Group, Inc.	170	11,427
Selective Insurance Group, Inc.	666	26,547
State Auto Financial Corp. (b)	205	4,881
Stewart Information Services Corp. (b)	267	11,868
Third Point Reinsurance, Ltd. (a) (b)	872	10,464
Torchmark Corp.	1,683	107,527
Travelers Cos., Inc.	3,788	433,915
United Fire Group, Inc.	284	12,019
Universal Insurance Holdings, Inc.	397	10,004
Unum Group	3,275	115,640
Validus Holdings, Ltd.	1,288	64,168
White Mountains Insurance Group, Ltd.	77	63,910
WR Berkley Corp.	1,354	78,207
XL Group, Ltd.	4,008	134,789

		8,542,075

INTERNET & CATALOG RETAIL — 2.2%
Amazon.com, Inc. (a)	5,119	4,286,190
Blue Nile, Inc.	131	4,509
Expedia, Inc. (b)	1,554	181,383
FTD Cos., Inc. (a)	297	6,109

Groupon, Inc. (a)	5,138	26,461
HSN, Inc.	449	17,870
Lands’ End, Inc. (a) (b)	222	3,219
Liberty Interactive Corp. QVC Group Class A (a)	6,759	135,248
Liberty TripAdvisor Holdings, Inc. Class A (a)	1,068	23,336
Liberty Ventures Series A (a)	1,993	79,461
Netflix, Inc. (a)	5,400	532,170
Nutrisystem, Inc.	397	11,787
Overstock.com, Inc. (a)	101	1,547
PetMed Express, Inc.	340	6,895
Priceline Group, Inc. (a)	665	978,541
Shutterfly, Inc. (a)	508	22,677
Travelport Worldwide, Ltd.	1,274	19,148
TripAdvisor, Inc. (a)	1,607	101,530
Wayfair, Inc. Class A (a) (b)	230	9,055

		6,447,136

INTERNET SOFTWARE & SERVICES — 4.2%
2U, Inc. (a)	345	13,210
Actua Corp. (a)	2,806	36,338
Akamai Technologies, Inc. (a)	2,124	112,551
Alphabet, Inc. Class A (a)	3,812	3,065,077
Alphabet, Inc. Class C (a)	3,932	3,056,304
Angie’s List, Inc. (a) (b)	1,199	11,882
Bankrate, Inc. (a)	663	5,622
Bazaarvoice, Inc. (a)	513	3,032
Benefitfocus, Inc. (a)	338	13,493
Blucora, Inc. (a)	606	6,787
Brightcove, Inc. (a)	307	4,006
ChannelAdvisor Corp. (a)	842	10,887
Cimpress NV (a) (b)	394	39,865
CommerceHub, Inc. Series A (a)	196	3,097
CommerceHub, Inc. Series C (a)	398	6,332
comScore, Inc. (a) (b)	576	17,660
Cornerstone OnDemand, Inc. (a)	1,008	46,318
CoStar Group, Inc. (a)	449	97,222
Cvent, Inc. (a)	448	14,206
DHI Group, Inc. (a)	606	4,781
EarthLink Holdings Corp.	5,619	34,838
eBay, Inc. (a)	13,876	456,520
Endurance International Group Holdings, Inc. (a) (b)	828	7,245
Envestnet, Inc. (a)	559	20,375
Facebook, Inc. Class A (a)	29,655	3,803,847
GoDaddy, Inc. Class A (a)	945	32,631
Gogo, Inc. (a) (b)	872	9,627
GrubHub, Inc. (a)	919	39,508
IAC/InterActiveCorp	957	59,784
inContact, Inc. (a) (b)	749	10,471
Intralinks Holdings, Inc. (a)	606	6,096
j2 Global, Inc.	558	37,168
Limelight Networks, Inc. (a)	6,610	12,361
LinkedIn Corp. Class A (a)	1,524	291,267
Liquidity Services, Inc. (a)	309	3,473
LivePerson, Inc. (a) (b)	775	6,518
LogMeIn, Inc.	336	30,371
Monster Worldwide, Inc. (a)	1,708	6,166
NIC, Inc.	776	18,236

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Pandora Media, Inc. (a) (b)	2,542	$36,427
QuinStreet, Inc. (a)	6,985	21,095
Quotient Technology, Inc. (a)	1,214	16,158
Rackspace Hosting, Inc. (a)	1,330	42,148
RetailMeNot, Inc. (a)	471	4,658
Shutterstock, Inc. (a)	435	27,709
SPS Commerce, Inc. (a)	570	41,844
Stamps.com, Inc. (a) (b)	170	16,067
TechTarget, Inc. (a)	1,551	12,501
Twitter, Inc. (a)	8,188	188,733
VeriSign, Inc. (a)	1,257	98,348
Web.com Group, Inc. (a)	491	8,479
WebMD Health Corp. (a)	799	39,710
XO Group, Inc. (a)	399	7,713
Yahoo!, Inc. (a)	11,657	502,417
Yelp, Inc. (a)	1,121	46,746
Zillow Group, Inc. Class A (a) (b)	545	18,775
Zillow Group, Inc. Class C (a) (b)	1,675	58,039

		12,642,739

IT SERVICES — 3.7%
Accenture PLC Class A	8,143	994,830
Acxiom Corp. (a)	954	25,424
Alliance Data Systems Corp. (a)	850	182,350
Amdocs, Ltd.	2,014	116,510
Automatic Data Processing, Inc.	5,989	528,230
Black Knight Financial Services, Inc. Class A (a)	448	18,323
Blackhawk Network Holdings, Inc. (a)	697	21,028
Booz Allen Hamilton Holding Corp.	1,509	47,699
Broadridge Financial Solutions, Inc.	1,463	99,177
CACI International, Inc. Class A (a)	284	28,656
Cardtronics PLC Class A (a)	558	24,887
Cass Information Systems, Inc.	131	7,421
Cognizant Technology Solutions Corp. Class A (a)	7,720	368,321
Computer Sciences Corp.	1,864	97,319
Convergys Corp.	1,284	39,059
CoreLogic, Inc. (a)	1,176	46,123
CSG Systems International, Inc.	394	16,284
CSRA, Inc.	1,864	50,142
DST Systems, Inc.	506	59,667
EPAM Systems, Inc. (a) (b)	629	43,596
Euronet Worldwide, Inc. (a)	618	50,571
EVERTEC, Inc.	776	13,021
ExlService Holdings, Inc. (a)	394	19,637
Fidelity National Information Services, Inc.	4,221	325,144
First Data Corp. Class A (a)	4,026	52,982
Fiserv, Inc. (a)	2,978	296,222
FleetCor Technologies, Inc. (a)	1,111	193,014
Forrester Research, Inc.	205	7,974
Gartner, Inc. (a)	1,173	103,752
Genpact, Ltd. (a)	2,061	49,361
Global Payments, Inc.	2,200	168,872
International Business Machines Corp.	11,399	1,810,731
Jack Henry & Associates, Inc.	1,057	90,426
Leidos Holdings, Inc.	2,046	88,551
ManTech International Corp. Class A	336	12,664
MasterCard, Inc. Class A	12,701	1,292,581

MAXIMUS, Inc.	842	47,624
MoneyGram International, Inc. (a)	260	1,846
NeuStar, Inc. Class A (a)	776	20,634
Paychex, Inc.	4,003	231,654
PayPal Holdings, Inc. (a)	15,445	632,782
Perficient, Inc. (a)	471	9,491
Sabre Corp. (b)	2,702	76,142
Science Applications International Corp.	513	35,587
ServiceSource International, Inc. (a)	868	4,236
Sykes Enterprises, Inc. (a)	508	14,290
Syntel, Inc. (a)	334	13,998
TeleTech Holdings, Inc.	340	9,857
Teradata Corp. (a)	2,032	62,992
Total System Services, Inc.	1,995	94,064
Unisys Corp. (a) (b)	652	6,350
Vantiv, Inc. Class A (a)	1,903	107,082
Virtusa Corp. (a)	284	7,009
Visa, Inc. Class A (b)	24,792	2,050,298
Western Union Co.	6,879	143,221
WEX, Inc. (a)	508	54,910
Xerox Corp.	15,093	152,892

		11,167,508

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Arctic Cat, Inc.	205	3,176
Brunswick Corp.	1,140	55,609
Callaway Golf Co.	890	10,333
Hasbro, Inc.	1,406	111,538
JAKKS Pacific, Inc. (a) (b)	206	1,780
Mattel, Inc.	4,267	129,205
Nautilus, Inc. (a)	471	10,701
Performance Sports Group, Ltd. (a) (b)	532	2,160
Polaris Industries, Inc. (b)	776	60,093
Smith & Wesson Holding Corp. (a) (b)	776	20,634
Sturm Ruger & Co., Inc.	224	12,938
Vista Outdoor, Inc. (a)	777	30,971

		449,138

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	4,304	202,675
Albany Molecular Research, Inc. (a)	340	5,613
Bio-Rad Laboratories, Inc. Class A (a)	284	46,522
Bio-Techne Corp.	454	49,713
Bruker Corp.	1,330	30,125
Cambrex Corp. (a)	334	14,850
Charles River Laboratories International, Inc. (a)	624	52,004
Fluidigm Corp. (a) (b)	399	3,196
Illumina, Inc. (a)	1,933	351,149
INC Research Holdings, Inc. Class A (a)	502	22,379
Luminex Corp. (a) (b)	448	10,179
Mettler-Toledo International, Inc. (a)	396	166,253
PAREXEL International Corp. (a)	732	50,837
PerkinElmer, Inc.	1,367	76,702
PRA Health Sciences, Inc. (a)	230	12,997
QIAGEN NV (a)	2,835	77,792
Quintiles Transnational Holdings, Inc. (a)	956	77,493
Thermo Fisher Scientific, Inc.	5,094	810,252
VWR Corp. (a)	580	16,449

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Waters Corp. (a)	1,069	$169,426

		2,246,606

MACHINERY — 1.8%
Actuant Corp. Class A	890	20,684
AGCO Corp.	1,211	59,727
Alamo Group, Inc.	135	8,895
Albany International Corp. Class A	334	14,155
Allison Transmission Holdings, Inc.	2,249	64,501
Altra Industrial Motion Corp.	334	9,676
American Railcar Industries, Inc. (b)	131	5,433
Astec Industries, Inc.	284	17,003
Barnes Group, Inc.	666	27,006
Briggs & Stratton Corp. (b)	558	10,407
Caterpillar, Inc.	7,465	662,668
Chart Industries, Inc. (a)	452	14,839
CIRCOR International, Inc.	224	13,341
CLARCOR, Inc. (b)	632	41,080
Colfax Corp. (a)	1,352	42,493
Columbus McKinnon Corp.	266	4,745
Crane Co.	595	37,491
Cummins, Inc.	2,066	264,758
Deere & Co.	4,103	350,191
Donaldson Co., Inc.	1,804	67,343
Douglas Dynamics, Inc.	340	10,860
Dover Corp.	2,145	157,958
EnPro Industries, Inc.	632	35,910
ESCO Technologies, Inc.	336	15,597
Federal Signal Corp.	801	10,621
Flowserve Corp.	1,797	86,687
Fortive Corp.	3,931	200,088
Franklin Electric Co., Inc.	558	22,716
FreightCar America, Inc.	101	1,452
Gorman-Rupp Co.	265	6,787
Graco, Inc.	780	57,720
Graham Corp.	101	1,929
Greenbrier Cos., Inc. (b)	336	11,861
Harsco Corp.	1,153	11,449
Hillenbrand, Inc.	666	21,072
Hurco Cos., Inc.	135	3,789
Hyster-Yale Materials Handling, Inc.	149	8,959
IDEX Corp.	1,037	97,032
Illinois Tool Works, Inc.	3,860	462,582
Ingersoll-Rand PLC	3,569	242,478
ITT, Inc.	1,109	39,747
John Bean Technologies Corp.	371	26,174
Joy Global, Inc.	1,315	36,478
Kadant, Inc.	131	6,826
Kennametal, Inc.	952	27,627
Lincoln Electric Holdings, Inc.	1,030	64,499
Lindsay Corp. (b)	170	12,577
Lydall, Inc. (a)	224	11,453
Manitowoc Co., Inc.	1,611	7,717
Manitowoc Foodservice, Inc. (a) (b)	1,611	26,130
Meritor, Inc. (a)	1,220	13,579
Middleby Corp. (a)	778	96,176
Mueller Industries, Inc.	731	23,699
Mueller Water Products, Inc. Class A	1,909	23,958
Navistar International Corp. (a) (b)	690	15,794
Nordson Corp.	776	77,313

Oshkosh Corp.	1,106	61,936
PACCAR, Inc.	4,434	260,631
Parker-Hannifin Corp.	1,829	229,594
Pentair PLC	2,469	158,609
Proto Labs, Inc. (a) (b)	224	13,420
RBC Bearings, Inc. (a)	284	21,720
Rexnord Corp. (a)	956	20,468
Snap-on, Inc.	732	111,235
SPX Corp. (a)	587	11,822
SPX FLOW, Inc. (a)	587	18,150
Standex International Corp.	170	15,788
Stanley Black & Decker, Inc.	2,015	247,805
Sun Hydraulics Corp.	284	9,165
Tennant Co. (b)	224	14,515
Terex Corp.	1,351	34,329
Timken Co.	889	31,240
Titan International, Inc.	798	8,076
Toro Co.	1,464	68,574
TriMas Corp. (a)	668	12,432
Trinity Industries, Inc.	1,957	47,320
Wabash National Corp. (a)	842	11,990
WABCO Holdings, Inc. (a)	705	80,039
Wabtec Corp. (b)	1,176	96,020
Watts Water Technologies, Inc. Class A	329	21,332
Woodward, Inc.	842	52,608
Xylem, Inc.	2,279	119,534

		5,492,082

MARINE — 0.0% (d)
Kirby Corp. (a)	732	45,501
Matson, Inc.	491	19,581

		65,082

MEDIA — 2.9%
AMC Entertainment Holdings, Inc. Class A	266	8,270
AMC Networks, Inc. Class A (a)	734	38,065
Cable One, Inc.	60	35,040
Carmike Cinemas, Inc. (a)	266	8,696
CBS Corp. Class B	5,256	287,713
Central European Media Enterprises, Ltd. Class A (a) (b)	1,136	2,624
Charter Communications, Inc. Class A (a)	2,590	699,222
Cinemark Holdings, Inc.	1,393	53,324
Clear Channel Outdoor Holdings, Inc. Class A.	456	2,663
Comcast Corp. Class A	31,353	2,079,958
Discovery Communications, Inc. Class A (a)	1,990	53,571
Discovery Communications, Inc. Class C (a)	3,700	97,347
DISH Network Corp. Class A (a)	2,788	152,727
Entercom Communications Corp. Class A	399	5,163
Entravision Communications Corp. Class A	798	6,089
Eros International PLC (a) (b)	665	10,188
EW Scripps Co. Class A (a) (b)	667	10,605
Gannett Co., Inc.	1,406	16,366

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Global Eagle Entertainment, Inc. (a)	1,444	$12,000
Gray Television, Inc. (a)	737	7,635
IMAX Corp. (a)	810	23,466
Interpublic Group of Cos., Inc.	5,267	117,717
John Wiley & Sons, Inc. Class A	558	28,798
Liberty Braves Group Class A (a)	144	2,513
Liberty Braves Group Class C (a)	503	8,742
Liberty Broadband Corp. Class A (a)	307	21,539
Liberty Broadband Corp. Class C (a)	1,363	97,427
Liberty Media Group Class A (a) (b)	365	10,457
Liberty Media Group Class C (a) (b)	596	16,771
Liberty SiriusXM Group Class A (a)	1,244	42,271
Liberty SiriusXM Group Class C (a)	2,413	80,618
Lions Gate Entertainment Corp.	1,000	19,990
Live Nation Entertainment, Inc. (a)	1,697	46,634
Loral Space & Communications, Inc. (a)	205	8,018
Madison Square Garden Co. Class A (a)	246	41,675
MDC Partners, Inc. Class A	529	5,671
Media General, Inc. (a)	1,028	18,946
Meredith Corp.	448	23,292
MSG Networks, Inc. Class A (a)	734	13,660
National CineMedia, Inc.	732	10,775
New Media Investment Group, Inc.	580	8,990
New York Times Co. Class A	1,506	17,997
News Corp. Class A	6,101	85,292
News Corp. Class B	1,499	21,316
Nexstar Broadcasting Group, Inc. Class A (b) .	334	19,275
Omnicom Group, Inc.	3,313	281,605
Regal Entertainment Group Class A	1,000	21,750
Scholastic Corp.	336	13,225
Scripps Networks Interactive, Inc. Class A (b) .	1,356	86,092
Sinclair Broadcast Group, Inc. Class A (b)	842	24,317
Sirius XM Holdings, Inc. (a) (b)	28,591	119,224
Starz Class A (a)	1,463	45,631
TEGNA, Inc.	2,821	61,667
Thomson Reuters Corp.	3,913	161,920
Time Warner, Inc.	10,443	831,367
Time, Inc.	1,393	20,171
Tribune Media Co. Class A (b)	1,033	37,725
Twenty-First Century Fox, Inc. Class A	14,375	348,163
Twenty-First Century Fox, Inc. Class B	5,993	148,267
Viacom, Inc. Class B	4,365	166,307
Walt Disney Co.	21,075	1,957,024
World Wrestling Entertainment, Inc. Class A	397	8,456

		8,712,027

METALS & MINING — 0.5%
AK Steel Holding Corp. (a) (b)	5,137	24,812
Alcoa, Inc.	16,057	162,818
Allegheny Technologies, Inc.	1,289	23,292
Carpenter Technology Corp. (b)	558	23,023
Century Aluminum Co. (a)	732	5,087
Cliffs Natural Resources, Inc. (a) (b)	1,904	11,138
Coeur Mining, Inc. (a)	2,578	30,498
Commercial Metals Co.	1,442	23,346
Compass Minerals International, Inc.	394	29,038

Ferroglobe PLC	929	8,389
Freeport-McMoRan, Inc.	16,382	177,909
Haynes International, Inc.	131	4,861
Hecla Mining Co.	4,074	23,222
Kaiser Aluminum Corp.	224	19,374
Materion Corp.	340	10,441
Newmont Mining Corp.	7,051	277,034
Nucor Corp.	3,920	193,844
Reliance Steel & Aluminum Co.	958	69,005
Royal Gold, Inc. (b)	780	60,395
Schnitzer Steel Industries, Inc. Class A	410	8,569
Southern Copper Corp. (b)	1,954	51,390
Steel Dynamics, Inc.	2,722	68,023
Stillwater Mining Co. (a)	1,444	19,292
SunCoke Energy, Inc.	1,013	8,124
Tahoe Resources, Inc.	4,621	59,287
TimkenSteel Corp. (b)	648	6,772
United States Steel Corp. (b)	1,765	33,288
Worthington Industries, Inc. (b)	630	30,259

		1,462,530

MULTI-UTILITIES — 1.0%
Ameren Corp.	2,987	146,901
Avista Corp.	1,064	44,465
Black Hills Corp.	691	42,303
CenterPoint Energy, Inc.	5,253	122,027
CMS Energy Corp.	3,297	138,507
Consolidated Edison, Inc.	3,975	299,318
Dominion Resources, Inc.	7,968	591,783
DTE Energy Co.	2,343	219,469
MDU Resources Group, Inc.	3,003	76,396
NiSource, Inc.	4,404	106,180
NorthWestern Corp.	732	42,112
Public Service Enterprise Group, Inc.	6,553	274,374
SCANA Corp.	1,957	141,628
Sempra Energy	3,243	347,617
Unitil Corp.	851	33,240
Vectren Corp.	1,000	50,200
WEC Energy Group, Inc.	4,112	246,227

		2,922,747

MULTILINE RETAIL — 0.5%
Big Lots, Inc.	705	33,664
Dillard’s, Inc. Class A (b)	308	19,407
Dollar General Corp.	3,678	257,423
Dollar Tree, Inc. (a)	3,016	238,053
Fred’s, Inc. Class A (b)	532	4,820
JC Penney Co., Inc. (a) (b)	3,686	33,985
Kohl’s Corp.	2,785	121,844
Macy’s, Inc.	4,226	156,573
Nordstrom, Inc.	1,772	91,931
Sears Holdings Corp. (a) (b)	622	7,128
Target Corp.	7,964	546,968
Tuesday Morning Corp. (a)	582	3,480

		1,515,276

OIL, GAS & CONSUMABLE FUELS — 5.6%
Adams Resources & Energy, Inc.	35	1,376
Alon USA Energy, Inc. (b)	340	2,740
Anadarko Petroleum Corp.	6,580	416,909
Antero Resources Corp. (a)	2,122	57,188

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Apache Corp.	4,844	$309,386
Bill Barrett Corp. (a)	737	4,098
Cabot Oil & Gas Corp.	5,912	152,530
California Resources Corp. (b)	581	7,262
Callon Petroleum Co. (a)	1,592	24,994
Carrizo Oil & Gas, Inc. (a) (b)	738	29,978
Cheniere Energy, Inc. (a) (b)	2,965	129,274
Chesapeake Energy Corp. (a) (b)	7,098	44,504
Chevron Corp.	24,453	2,516,703
Cimarex Energy Co.	1,349	181,265
Clayton Williams Energy, Inc. (a)	89	7,604
Clean Energy Fuels Corp. (a)	1,003	4,483
Cobalt International Energy, Inc. (a) (b)	5,129	6,360
Concho Resources, Inc. (a)	1,819	249,840
ConocoPhillips	16,091	699,476
CONSOL Energy, Inc.	2,800	53,760
Continental Resources, Inc. (a)	1,296	67,340
CVR Energy, Inc. (b)	205	2,823
Delek US Holdings, Inc.	728	12,587
Denbury Resources, Inc. (b)	4,553	14,706
Devon Energy Corp.	6,740	297,301
DHT Holdings, Inc. (b)	1,374	5,757
Diamondback Energy, Inc. (a)	1,150	111,021
Energen Corp.	1,326	76,537
EOG Resources, Inc.	7,144	690,896
EP Energy Corp. Class A (a) (b)	890	3,898
EQT Corp.	2,259	164,049
EXCO Resources, Inc. (a) (b)	1,953	2,090
Exxon Mobil Corp.	54,717	4,775,700
GasLog, Ltd. (b)	399	5,805
Golar LNG, Ltd.	1,067	22,620
Green Plains, Inc. (b)	399	10,454
Gulfport Energy Corp. (a)	1,656	46,782
Hess Corp.	3,532	189,386
HollyFrontier Corp. (b)	2,521	61,764
Kinder Morgan, Inc.	24,990	578,019
Kosmos Energy, Ltd. (a)	3,281	21,031
Laredo Petroleum, Inc. (a)	1,919	24,755
Marathon Oil Corp.	10,973	173,483
Marathon Petroleum Corp.	6,716	272,602
Matador Resources Co. (a)	1,313	31,958
Murphy Oil Corp.	2,352	71,501
Newfield Exploration Co. (a)	2,583	112,257
Noble Energy, Inc.	5,473	195,605
Nordic American Tankers, Ltd. (b)	776	7,845
Northern Oil and Gas, Inc. (a) (b)	929	2,490
Oasis Petroleum, Inc. (a)	2,754	31,588
Occidental Petroleum Corp.	9,849	718,189
ONEOK, Inc.	2,910	149,545
Panhandle Oil and Gas, Inc. Class A	727	12,744
Parsley Energy, Inc. Class A (a)	1,931	64,708
PBF Energy, Inc. Class A	1,176	26,625
PDC Energy, Inc. (a)	514	34,469
Phillips 66	5,816	468,479
Pioneer Natural Resources Co.	2,167	402,304
QEP Resources, Inc.	2,934	57,301
Range Resources Corp.	2,934	113,692
Renewable Energy Group, Inc. (a)	340	2,880
REX American Resources Corp. (a) (b)	135	11,443

Rice Energy, Inc. (a)	1,563	40,810
RSP Permian, Inc. (a)	1,350	52,353
Sanchez Energy Corp. (a)	827	7,311
Scorpio Tankers, Inc. (b)	2,789	12,913
SemGroup Corp. Class A (b)	991	35,042
Ship Finance International, Ltd. (b)	618	9,103
SM Energy Co.	803	30,980
Southwestern Energy Co. (a)	7,108	98,375
Spectra Energy Corp.	9,049	386,845
Synergy Resources Corp. (a)	4,185	29,002
Targa Resources Corp.	2,198	107,944
Teekay Corp. (b)	606	4,672
Teekay Tankers, Ltd. Class A	1,459	3,691
Tesoro Corp.	1,687	134,218
Valero Energy Corp.	6,050	320,650
Western Refining, Inc.	1,002	26,513
Whiting Petroleum Corp. (a)	2,835	24,778
Williams Cos., Inc.	8,757	269,103
World Fuel Services Corp.	890	41,171
WPX Energy, Inc. (a)	5,367	70,791

		16,753,024

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co. (a)	515	13,081
Clearwater Paper Corp. (a)	284	18,366
Deltic Timber Corp.	131	8,872
Domtar Corp.	814	30,224
KapStone Paper and Packaging Corp.	954	18,050
Louisiana-Pacific Corp. (a)	1,756	33,065
Neenah Paper, Inc.	170	13,432
PH Glatfelter Co.	491	10,645
Schweitzer-Mauduit International, Inc.	394	15,193

		160,928

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	5,339	30,219
Coty, Inc. Class A (a) (b)	1,067	25,074
Edgewell Personal Care Co. (a)	839	66,717
Estee Lauder Cos., Inc. Class A	2,853	252,662
Herbalife, Ltd. (a) (b)	1,062	65,833
Inter Parfums, Inc.	266	8,584
Medifast, Inc.	205	7,747
Nu Skin Enterprises, Inc. Class A	732	47,419
Revlon, Inc. Class A (a)	131	4,818
USANA Health Sciences, Inc. (a)	114	15,772

		524,845

PHARMACEUTICALS — 4.6%
Akorn, Inc. (a) (b)	1,174	32,003
Allergan PLC (a)	5,174	1,191,624
Bristol-Myers Squibb Co.	21,724	1,171,358
Catalent, Inc. (a)	1,961	50,672
Cempra, Inc. (a) (b)	1,108	26,814
Depomed, Inc. (a) (b)	732	18,293
Eli Lilly & Co.	12,537	1,006,220
Endo International PLC (a)	2,871	57,851
Horizon Pharma PLC (a)	2,094	37,964
Impax Laboratories, Inc. (a)	842	19,955
Innoviva, Inc. (b)	1,138	12,507
Intra-Cellular Therapies, Inc. (a)	448	6,827
Johnson & Johnson	36,227	4,279,495

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Lannett Co., Inc. (a) (b)	266	$7,068
Mallinckrodt PLC (a)	1,441	100,553
Medicines Co. (a) (b)	962	36,306
Merck & Co., Inc.	35,982	2,245,637
Mylan NV (a)	6,372	242,901
Nektar Therapeutics (a)	2,181	37,469
Omeros Corp. (a) (b)	556	6,205
Pacira Pharmaceuticals, Inc. (a)	449	15,365
Perrigo Co. PLC.	1,895	174,965
Pfizer, Inc.	78,111	2,645,619
Phibro Animal Health Corp. Class A	266	7,230
Prestige Brands Holdings, Inc. (a)	618	29,831
Revance Therapeutics, Inc. (a) (b)	266	4,312
SciClone Pharmaceuticals, Inc. (a)	666	6,826
Tetraphase Pharmaceuticals, Inc. (a)	318	1,218
TherapeuticsMD, Inc. (a) (b)	3,631	24,727
Theravance Biopharma, Inc. (a)	995	36,059
Zoetis, Inc.	6,107	317,625

		13,851,499

PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp.	737	4,805
Advisory Board Co. (a)	448	20,043
Barrett Business Services, Inc. (b)	135	6,697
CBIZ, Inc. (a)	606	6,781
CEB, Inc.	394	21,461
CRA International, Inc. (a)	101	2,686
Dun & Bradstreet Corp.	506	69,130
Equifax, Inc.	1,481	199,313
Exponent, Inc.	335	17,105
FTI Consulting, Inc. (a)	508	22,636
Heidrick & Struggles International, Inc.	1,221	22,650
Huron Consulting Group, Inc. (a)	284	16,972
ICF International, Inc. (a)	224	9,928
Insperity, Inc.	284	20,630
Kelly Services, Inc. Class A	397	7,630
Kforce, Inc.	397	8,135
Korn/Ferry International	618	12,978
ManpowerGroup, Inc.	922	66,624
Mistras Group, Inc. (a)	205	4,811
Navigant Consulting, Inc. (a)	618	12,496
Nielsen Holdings PLC	4,608	246,851
On Assignment, Inc. (a)	558	20,250
Resources Connection, Inc.	606	9,054
Robert Half International, Inc.	1,758	66,558
RPX Corp. (a)	471	5,035
TransUnion (a)	448	15,456
TriNet Group, Inc. (a)	465	10,058
TrueBlue, Inc. (a)	508	11,511
Verisk Analytics, Inc. (a)	2,119	172,232
WageWorks, Inc. (a)	554	33,744

		1,144,260

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.4%
Acadia Realty Trust	666	24,136
AG Mortgage Investment Trust, Inc. REIT	397	6,253
Agree Realty Corp.	392	19,380
Alexander’s, Inc. REIT	60	25,176
Alexandria Real Estate Equities, Inc. (b)	890	96,805

Altisource Residential Corp. REIT	889	9,690
American Assets Trust, Inc. (b)	913	39,606
American Campus Communities, Inc.	1,718	87,395
American Capital Agency Corp.	4,744	92,698
American Homes 4 Rent Class A	1,899	41,094
American Tower Corp. REIT	5,428	615,155
Annaly Capital Management, Inc.	13,385	140,542
Anworth Mortgage Asset Corp. REIT	2,140	10,529
Apartment Investment & Management Co. Class A REIT	1,789	82,133
Apollo Commercial Real Estate Finance, Inc. REIT (b)	729	11,934
Apple Hospitality REIT, Inc.	2,308	42,721
Armada Hoffler Properties, Inc. REIT	503	6,740
ARMOUR Residential REIT, Inc.	576	12,983
Ashford Hospitality Prime, Inc. (b)	1,121	15,806
Ashford Hospitality Trust, Inc.	774	4,559
AvalonBay Communities, Inc. REIT	1,717	305,351
Boston Properties, Inc. REIT	1,960	267,128
Brandywine Realty Trust	1,954	30,521
Brixmor Property Group, Inc.	2,195	60,999
Camden Property Trust (b)	1,062	88,932
Capstead Mortgage Corp.	1,255	11,835
Care Capital Properties, Inc.	994	28,329
CareTrust REIT, Inc.	1,951	28,836
CBL & Associates Properties, Inc.	1,958	23,770
Cedar Realty Trust, Inc. (b)	4,484	32,285
Chatham Lodging Trust REIT	1,333	25,660
Chesapeake Lodging Trust	1,518	34,762
Chimera Investment Corp.	2,540	40,513
Colony Capital, Inc. Class A	1,248	22,751
Colony Starwood Homes (b)	1,011	29,016
Columbia Property Trust, Inc.	1,574	35,242
Communications Sales & Leasing, Inc. (a)	1,465	46,016
CoreSite Realty Corp. REIT (b)	399	29,542
Corporate Office Properties Trust	1,069	30,306
Corrections Corp. of America	1,393	19,321
Cousins Properties, Inc.	2,611	27,259
Crown Castle International Corp. REIT	4,365	411,227
CubeSmart REIT	2,751	74,992
CyrusOne, Inc. REIT	804	38,246
CYS Investments, Inc. REIT	2,179	19,001
DCT Industrial Trust, Inc. REIT	1,109	53,842
DDR Corp. REIT	3,977	69,319
DiamondRock Hospitality Co.	2,397	21,813
Digital Realty Trust, Inc. REIT	1,922	186,665
Douglas Emmett, Inc.	1,791	65,604
Duke Realty Corp.	4,297	117,437
DuPont Fabros Technology, Inc. REIT	928	38,280
Dynex Capital, Inc. REIT	798	5,921
EastGroup Properties, Inc.	334	24,569
Education Realty Trust, Inc. (b)	916	39,516
Empire State Realty Trust, Inc. Class A	1,439	30,147
EPR Properties	738	58,110
Equinix, Inc. REIT	933	336,113
Equity Commonwealth (a)	1,444	43,638
Equity LifeStyle Properties, Inc.	1,066	82,274
Equity One, Inc.	1,144	35,018

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Equity Residential REIT	4,784	$307,755
Essex Property Trust, Inc. REIT	884	196,867
Extra Space Storage, Inc. REIT (b)	1,591	126,341
Federal Realty Investment Trust REIT	887	136,536
FelCor Lodging Trust, Inc.	1,571	10,102
First Industrial Realty Trust, Inc. REIT	1,348	38,041
First Potomac Realty Trust	3,272	29,939
Forest City Realty Trust, Inc. Class A	2,918	67,493
Four Corners Property Trust, Inc.	728	15,528
Franklin Street Properties Corp. REIT	2,910	36,666
Gaming and Leisure Properties, Inc.	2,401	80,313
General Growth Properties, Inc. REIT	7,314	201,866
GEO Group, Inc. (b)	890	21,164
Getty Realty Corp.	800	19,144
Gladstone Commercial Corp.	101	1,882
Global Net Lease, Inc.	2,180	17,789
Government Properties Income Trust REIT (b)	1,266	28,637
Gramercy Property Trust REIT	6,579	63,422
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	1,148	26,829
HCP, Inc. REIT	5,782	219,427
Healthcare Realty Trust, Inc. REIT	1,423	48,467
Healthcare Trust of America, Inc. Class A (b) .	1,643	53,595
Hersha Hospitality Trust	617	11,118
Highwoods Properties, Inc.	1,294	67,443
Hospitality Properties Trust	2,052	60,985
Host Hotels & Resorts, Inc. REIT	9,157	142,574
Hudson Pacific Properties, Inc. REIT	1,344	44,177
InfraREIT, Inc. (a)	272	4,934
Invesco Mortgage Capital, Inc. REIT	1,678	25,556
Investors Real Estate Trust	4,657	27,709
Iron Mountain, Inc. REIT	3,339	125,313
iStar, Inc. (a) (b)	1,067	11,449
Kilroy Realty Corp. REIT	1,134	78,643
Kimco Realty Corp. REIT	5,003	144,837
Kite Realty Group Trust	1,290	35,759
Ladder Capital Corp. REIT	607	8,037
Lamar Advertising Co. Class A (b)	957	62,502
LaSalle Hotel Properties	1,466	34,993
Lexington Realty Trust	2,547	26,234
Liberty Property Trust REIT	1,756	70,855
Life Storage, Inc. REIT	559	49,717
LTC Properties, Inc. (b)	448	23,292
Macerich Co.	1,902	153,815
Mack-Cali Realty Corp.	1,110	30,214
Medical Properties Trust, Inc. REIT	2,584	38,166
MFA Financial, Inc.	4,474	33,465
Mid-America Apartment Communities, Inc.	955	89,760
Monmouth Real Estate Investment Corp.	1,652	23,574
Monogram Residential Trust, Inc.	2,070	22,025
MTGE Investment Corp.	732	12,583
National Health Investors, Inc.	450	35,316
National Retail Properties, Inc.	1,664	84,614
New Residential Investment Corp. REIT (b)	2,945	40,670
New Senior Investment Group, Inc.	964	11,125

New York Mortgage Trust, Inc. REIT (b)	929	5,593
New York REIT, Inc.	2,176	19,910
NorthStar Realty Europe Corp. REIT	846	9,264
NorthStar Realty Finance Corp.	2,154	28,368
Omega Healthcare Investors, Inc. (b)	2,248	79,692
One Liberty Properties, Inc.	1,295	31,287
Outfront Media, Inc.	1,767	41,790
Paramount Group, Inc. REIT	1,905	31,223
Parkway Properties, Inc.	1,074	18,269
Pebblebrook Hotel Trust (b)	728	19,365
Pennsylvania Real Estate Investment Trust	852	19,622
PennyMac Mortgage Investment Trust REIT	1,072	16,702
Physicians Realty Trust REIT	2,490	53,635
Piedmont Office Realty Trust, Inc. Class A	2,061	44,868
Post Properties, Inc. REIT	658	43,514
Potlatch Corp. (b)	508	19,756
Prologis, Inc. REIT	6,505	348,278
PS Business Parks, Inc.	336	38,159
Public Storage REIT	1,904	424,859
QTS Realty Trust, Inc. Class A, REIT	596	31,499
RAIT Financial Trust	3,253	10,995
Ramco-Gershenson Properties Trust	1,528	28,635
Rayonier, Inc.	1,571	41,694
Realty Income Corp. REIT	3,307	221,337
Redwood Trust, Inc.	1,000	14,160
Regency Centers Corp.	1,136	88,029
Resource Capital Corp. REIT (b)	470	6,021
Retail Opportunity Investments Corp.	1,256	27,582
Retail Properties of America, Inc. Class A	2,908	48,854
Rexford Industrial Realty, Inc. REIT	1,525	34,907
RLJ Lodging Trust REIT	1,511	31,776
Ryman Hospitality Properties, Inc.	548	26,392
Sabra Health Care REIT, Inc.	1,002	25,230
Saul Centers, Inc.	450	29,970
Select Income REIT	1,109	29,832
Senior Housing Properties Trust	2,761	62,702
Seritage Growth Properties Class A REIT (b) .	337	17,079
Silver Bay Realty Trust Corp. REIT	1,405	24,630
Simon Property Group, Inc. REIT	3,942	816,033
SL Green Realty Corp. REIT	1,284	138,800
Spirit Realty Capital, Inc. REIT	6,273	83,619
STAG Industrial, Inc. REIT (b)	1,391	34,093
Starwood Property Trust, Inc.	2,654	59,768
STORE Capital Corp.	1,953	57,555
Summit Hotel Properties, Inc. REIT	2,403	31,623
Sun Communities, Inc. REIT	814	63,883
Sunstone Hotel Investors, Inc. REIT	2,856	36,528
Tanger Factory Outlet Centers, Inc.	1,110	43,246
Taubman Centers, Inc.	776	57,742
Terreno Realty Corp.	777	21,375
Two Harbors Investment Corp.	4,525	38,598
UDR, Inc. REIT	3,389	121,970
Universal Health Realty Income Trust	635	40,018
Urban Edge Properties (b)	1,147	32,277

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Urstadt Biddle Properties, Inc. Class A	1,200	$26,664
Ventas, Inc. REIT	4,220	298,059
VEREIT, Inc.	11,177	115,905
Vornado Realty Trust REIT	2,305	233,289
Washington Prime Group, Inc. REIT	2,274	28,152
Washington Real Estate Investment Trust	842	26,203
Weingarten Realty Investors REIT	1,466	57,145
Welltower, Inc. REIT	4,561	341,026
Western Asset Mortgage Capital Corp. (b)	427	4,449
Weyerhaeuser Co.	10,224	326,555
Whitestone REIT	1,603	22,250
WP Carey, Inc.	1,306	84,276
Xenia Hotels & Resorts, Inc. (b)	1,390	21,100

		13,092,377

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc.	491	18,864
Altisource Portfolio Solutions SA (a) (b)	205	6,642
CBRE Group, Inc. Class A (a)	3,443	96,335
Consolidated-Tomoka Land Co.	135	6,911
Forestar Group, Inc. (a) (b)	489	5,726
FRP Holdings, Inc. (a)	135	4,194
HFF, Inc. Class A	394	10,910
Howard Hughes Corp. (a)	508	58,166
Jones Lang LaSalle, Inc.	618	70,322
Kennedy-Wilson Holdings, Inc.	1,070	24,129
Marcus & Millichap, Inc. (a)	266	6,956
Realogy Holdings Corp.	1,775	45,901
RMR Group, Inc. Class A	81	3,073
St. Joe Co. (a)	666	12,241
Tejon Ranch Co. (a)	205	4,986

		375,356

ROAD & RAIL — 0.8%
AMERCO	114	36,962
ArcBest Corp.	399	7,589
Avis Budget Group, Inc. (a)	1,320	45,157
Celadon Group, Inc.	340	2,972
CSX Corp.	12,571	383,415
Genesee & Wyoming, Inc. Class A (a) (b)	671	46,265
Heartland Express, Inc.	558	10,535
Hertz Global Holdings, Inc. (a)	1,103	44,296
JB Hunt Transport Services, Inc.	1,175	95,340
Kansas City Southern	1,359	126,822
Knight Transportation, Inc.	732	21,001
Landstar System, Inc.	549	37,376
Marten Transport, Ltd.	399	8,379
Norfolk Southern Corp.	3,932	381,640
Old Dominion Freight Line, Inc. (a)	890	61,063
Roadrunner Transportation Systems, Inc. (a)	266	2,123
Ryder System, Inc.	618	40,757
Saia, Inc. (a)	336	10,067
Swift Transportation Co. (a) (b)	1,000	21,470
Union Pacific Corp.	10,911	1,064,150
Werner Enterprises, Inc.	558	12,985
YRC Worldwide, Inc. (a) (b)	825	10,164

		2,470,528

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Advanced Energy Industries, Inc. (a)	508	24,039
Advanced Micro Devices, Inc. (a)	9,404	64,982
Ambarella, Inc. (a) (b)	454	33,419
Amkor Technology, Inc. (a)	929	9,030
Analog Devices, Inc.	3,899	251,291
Applied Materials, Inc.	15,250	459,788
Applied Micro Circuits Corp. (a)	1,003	6,971
Axcelis Technologies, Inc. (a)	401	5,325
Broadcom, Ltd.	4,855	837,585
Brooks Automation, Inc.	842	11,460
Cabot Microelectronics Corp.	284	15,026
Cavium, Inc. (a)	721	41,962
CEVA, Inc. (a)	340	11,924
Cirrus Logic, Inc. (a)	772	41,032
Cohu, Inc.	399	4,684
Cree, Inc. (a)	1,429	36,754
Cypress Semiconductor Corp. (b)	3,742	45,503
Diodes, Inc. (a)	448	9,560
Entegris, Inc. (a)	1,732	30,171
Exar Corp. (a)	606	5,642
First Solar, Inc. (a) (b)	893	35,265
FormFactor, Inc. (a)	798	8,658
Inphi Corp. (a) (b)	663	28,847
Integrated Device Technology, Inc. (a)	1,617	37,353
Intel Corp.	61,427	2,318,869
Intersil Corp. Class A	1,553	34,057
IXYS Corp.	399	4,808
KLA-Tencor Corp.	2,411	168,071
Kopin Corp. (a)	719	1,567
Lam Research Corp.	1,983	187,810
Lattice Semiconductor Corp. (a) (b)	1,666	10,812
Linear Technology Corp.	2,870	170,162
MACOM Technology Solutions Holdings, Inc. (a)	345	14,607
Marvell Technology Group, Ltd.	6,187	82,101
Maxim Integrated Products, Inc.	3,555	141,951
MaxLinear, Inc. Class A (a)	1,585	32,128
Microchip Technology, Inc.	3,112	193,380
Micron Technology, Inc. (a)	13,162	234,020
Microsemi Corp. (a)	1,332	55,917
MKS Instruments, Inc.	660	32,822
Monolithic Power Systems, Inc.	448	36,064
Nanometrics, Inc. (a)	397	8,869
NVE Corp.	74	4,362
NVIDIA Corp. (b)	7,133	488,753
ON Semiconductor Corp. (a)	5,578	68,721
PDF Solutions, Inc. (a)	399	7,250
Photronics, Inc. (a)	868	8,949
Power Integrations, Inc.	334	21,052
Qorvo, Inc. (a) (b)	2,034	113,375
QUALCOMM, Inc.	19,093	1,307,870
Rambus, Inc. (a)	1,362	17,025
Rudolph Technologies, Inc. (a)	471	8,356
Semtech Corp. (a)	842	23,349
Silicon Laboratories, Inc. (a)	491	28,871
Skyworks Solutions, Inc. (b)	2,353	179,157
SunPower Corp. (a) (b)	619	5,521

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Synaptics, Inc. (a) (b)	503	$29,466
Teradyne, Inc.	2,322	50,109
Tessera Technologies, Inc.	666	25,601
Texas Instruments, Inc.	13,071	917,323
Ultratech, Inc. (a)	397	9,163
Veeco Instruments, Inc. (a) (b)	508	9,972
Xcerra Corp. (a)	663	4,018
Xilinx, Inc.	3,233	175,681

		9,288,230

SOFTWARE — 4.4%
8x8, Inc. (a)	1,141	17,606
ACI Worldwide, Inc. (a)	1,444	27,985
Activision Blizzard, Inc.	7,280	322,504
Adobe Systems, Inc. (a)	6,366	690,966
American Software, Inc. Class A	2,599	28,849
ANSYS, Inc. (a)	1,173	108,631
Aspen Technology, Inc. (a)	1,173	54,885
Autodesk, Inc. (a)	2,766	200,065
Blackbaud, Inc.	558	37,018
Bottomline Technologies de, Inc. (a)	508	11,841
BroadSoft, Inc. (a) (b)	334	15,548
CA, Inc.	4,039	133,610
Cadence Design Systems, Inc. (a)	3,454	88,181
Callidus Software, Inc. (a)	1,211	22,222
CDK Global, Inc.	1,993	114,318
Citrix Systems, Inc. (a)	1,956	166,690
CommVault Systems, Inc. (a)	558	29,647
Dell Technologies, Inc. — VMware, Inc. Class V (a)	2,828	135,178
Ebix, Inc. (b)	394	22,399
Electronic Arts, Inc. (a)	3,959	338,099
Ellie Mae, Inc. (a)	336	35,381
EnerNOC, Inc. (a)	399	2,159
Epiq Systems, Inc.	471	7,767
Fair Isaac Corp.	448	55,816
FireEye, Inc. (a) (b)	1,767	26,028
Fleetmatics Group PLC (a)	218	13,076
Fortinet, Inc. (a)	1,678	61,968
Gigamon, Inc. (a)	580	31,784
Glu Mobile, Inc. (a) (b)	1,792	4,014
Guidewire Software, Inc. (a)	847	50,803
HubSpot, Inc. (a)	630	36,301
Imperva, Inc. (a)	284	15,254
Infoblox, Inc. (a)	618	16,297
Interactive Intelligence Group, Inc. (a)	205	12,329
Intuit, Inc.	3,147	346,201
Jive Software, Inc. (a)	6,166	26,267
Manhattan Associates, Inc. (a)	1,140	65,687
Mentor Graphics Corp.	1,176	31,093
Microsoft Corp.	99,883	5,753,261
MicroStrategy, Inc. Class A (a)	110	18,418
Monotype Imaging Holdings, Inc.	508	11,232
NetSuite, Inc. (a)	648	71,727
Nuance Communications, Inc. (a)	3,241	46,994
Oracle Corp.	38,445	1,510,120
Paycom Software, Inc. (a) (b)	845	42,360
Pegasystems, Inc.	1,211	35,712
Progress Software Corp. (a)	666	18,115
Proofpoint, Inc. (a)	514	38,473

PROS Holdings, Inc. (a)	340	7,687
PTC, Inc. (a)	1,503	66,598
Qualys, Inc. (a)	705	26,924
RealPage, Inc. (a)	1,358	34,901
Red Hat, Inc. (a)	2,384	192,699
RingCentral, Inc. Class A (a)	695	16,444
salesforce.com, Inc. (a)	8,542	609,301
ServiceNow, Inc. (a)	2,306	182,520
Splunk, Inc. (a)	1,786	104,802
SS&C Technologies Holdings, Inc. (b)	2,129	68,447
Symantec Corp.	8,592	215,659
Synchronoss Technologies, Inc. (a)	834	34,344
Synopsys, Inc. (a)	1,877	111,400
Tableau Software, Inc. Class A (a)	623	34,433
Take-Two Interactive Software, Inc. (a)	1,000	45,080
Tangoe, Inc. (a)	471	3,886
TiVo Corp. (a)	1,828	35,609
Tyler Technologies, Inc. (a)	506	86,642
Ultimate Software Group, Inc. (a)	334	68,266
Varonis Systems, Inc. (a)	666	20,047
VASCO Data Security International, Inc. (a)	397	6,991
Verint Systems, Inc. (a)	692	26,040
VirnetX Holding Corp. (a) (b)	456	1,395
VMware, Inc. Class A (a)	1,000	73,350
Workday, Inc. Class A (a)	1,498	137,352
Zendesk, Inc. (a)	1,495	45,911
Zix Corp. (a)	868	3,559
Zynga, Inc. Class A (a)	7,208	20,975

		13,232,141

SPECIALTY RETAIL — 2.4%
Aaron’s, Inc.	954	24,251
Abercrombie & Fitch Co. Class A	988	15,699
Advance Auto Parts, Inc.	964	143,752
America’s Car-Mart, Inc. (a) (b)	135	4,913
American Eagle Outfitters, Inc.	2,321	41,453
Asbury Automotive Group, Inc. (a)	394	21,934
Ascena Retail Group, Inc. (a)	1,937	10,828
AutoNation, Inc. (a) (b)	880	42,865
AutoZone, Inc. (a) (b)	404	310,409
Barnes & Noble Education, Inc. (a)	384	3,675
Barnes & Noble, Inc.	606	6,848
Bed Bath & Beyond, Inc.	2,376	102,429
Best Buy Co., Inc.	3,720	142,030
Big 5 Sporting Goods Corp.	266	3,623
Buckle, Inc. (b)	334	8,026
Burlington Stores, Inc. (a)	914	74,052
Cabela’s, Inc. (a)	1,030	56,578
Caleres, Inc.	491	12,417
CarMax, Inc. (a) (b)	2,796	149,167
Cato Corp. Class A	334	10,985
Chico’s FAS, Inc.	2,028	24,133
Children’s Place, Inc.	284	22,683
Citi Trends, Inc.	205	4,086
Conn’s, Inc. (a)	340	3,509
CST Brands, Inc.	962	46,263
Destination XL Group, Inc. (a)	582	2,520
Dick’s Sporting Goods, Inc.	1,220	69,198
DSW, Inc. Class A	890	18,227

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Express, Inc. (a)	1,066	$12,568
Finish Line, Inc. Class A	618	14,263
Five Below, Inc. (a)	666	26,833
Foot Locker, Inc.	1,877	127,110
Francesca’s Holdings Corp. (a)	582	8,980
GameStop Corp. Class A (b)	1,436	39,619
Gap, Inc.	3,422	76,105
Genesco, Inc. (a)	259	14,105
GNC Holdings, Inc. Class A Class A	1,176	24,014
Group 1 Automotive, Inc.	284	18,142
Guess?, Inc.	728	10,636
Haverty Furniture Cos., Inc.	340	6,814
Hibbett Sports, Inc. (a) (b)	336	13,406
Home Depot, Inc.	16,209	2,085,774
Kirkland’s, Inc. (a)	205	2,497
L Brands, Inc.	3,197	226,252
Lithia Motors, Inc. Class A	284	27,128
Lowe’s Cos., Inc.	11,871	857,205
Lumber Liquidators Holdings, Inc. (a) (b)	397	7,809
MarineMax, Inc. (a)	399	8,359
Michaels Cos., Inc. (a)	1,021	24,678
Monro Muffler Brake, Inc.	394	24,101
Murphy USA, Inc. (a)	589	42,031
O’Reilly Automotive, Inc. (a)	1,333	373,387
Office Depot, Inc.	7,636	27,261
Penske Automotive Group, Inc. (b)	491	23,656
Pier 1 Imports, Inc.	1,363	5,779
Rent-A-Center, Inc.	727	9,189
Restoration Hardware Holdings, Inc. (a) (b)	394	13,625
Ross Stores, Inc.	5,102	328,059
Sally Beauty Holdings, Inc. (a)	2,061	52,926
Select Comfort Corp. (a)	732	15,811
Shoe Carnival, Inc.	205	5,465
Signet Jewelers, Ltd. (b)	1,000	74,530
Sonic Automotive, Inc. Class A (b)	508	9,550
Stage Stores, Inc.	471	2,642
Staples, Inc.	8,165	69,811
Stein Mart, Inc.	397	2,521
Tailored Brands, Inc.	707	11,100
Tiffany & Co. (b)	1,329	96,525
Tile Shop Holdings, Inc. (a)	266	4,402
TJX Cos., Inc.	8,522	637,275
Tractor Supply Co.	1,796	120,961
Ulta Salon Cosmetics & Fragrance, Inc. (a)	776	184,673
Urban Outfitters, Inc. (a)	1,356	46,809
Vitamin Shoppe, Inc. (a)	334	8,968
West Marine, Inc. (a)	206	1,704
Williams-Sonoma, Inc. (b)	1,220	62,318
Zumiez, Inc. (a)	340	6,120

		7,270,049

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.2%
3D Systems Corp. (a) (b)	1,220	21,899
Apple, Inc.	71,880	8,126,034
Cray, Inc. (a) (b)	508	11,958
Diebold, Inc.	776	19,237

Electronics For Imaging, Inc. (a) (b)	558	27,297
Hewlett Packard Enterprise Co.	22,573	513,536
HP, Inc.	22,573	350,559
Immersion Corp. (a) (b)	397	3,240
Lexmark International, Inc. Class A	771	30,809
NCR Corp. (a)	2,047	65,893
NetApp, Inc.	4,437	158,933
Nimble Storage, Inc. (a)	692	6,110
Silicon Graphics International Corp. (a)	471	3,627
Stratasys, Ltd. (a)	620	14,936
Super Micro Computer, Inc. (a)	394	9,208
Western Digital Corp.	3,574	208,972

		9,572,248

TEXTILES,APPAREL & LUXURY GOODS — 0.8%
Carter’s, Inc.	777	67,374
Coach, Inc.	3,461	126,534
Columbia Sportswear Co.	334	18,951
Crocs, Inc. (a)	1,130	9,379
Deckers Outdoor Corp. (a)	448	26,678
Fossil Group, Inc. (a)	668	18,550
G-III Apparel Group, Ltd. (a) (b)	448	13,059
Hanesbrands, Inc.	4,892	123,523
Iconix Brand Group, Inc. (a)	829	6,732
Kate Spade & Co. (a)	1,717	29,412
lululemon athletica, Inc. (a)	1,390	84,762
Michael Kors Holdings, Ltd. (a)	2,459	115,057
Movado Group, Inc.	266	5,714
NIKE, Inc. Class B	16,966	893,260
Oxford Industries, Inc.	170	11,509
Perry Ellis International, Inc. (a)	101	1,947
PVH Corp.	1,000	110,500
Ralph Lauren Corp.	728	73,630
Skechers U.S.A., Inc. Class A (a)	1,513	34,648
Steven Madden, Ltd. (a)	745	25,747
Under Armour, Inc. Class A (a) (b)	2,251	87,069
Under Armour, Inc. Class C (a)	2,706	91,625
Unifi, Inc. (a)	205	6,033
Vera Bradley, Inc. (a)	340	5,151
VF Corp.	4,368	244,826
Wolverine World Wide, Inc.	1,182	27,222

		2,258,892

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	1,102	16,089
Bank Mutual Corp.	663	5,092
Beneficial Bancorp, Inc.	992	14,592
BofI Holding, Inc. (a) (b)	888	19,891
Capitol Federal Financial, Inc.	1,842	25,917
Charter Financial Corp.	340	4,379
Dime Community Bancshares, Inc.	471	7,894
Essent Group, Ltd. (a) (b)	1,586	42,203
EverBank Financial Corp.	952	18,431
Federal Agricultural Mortgage Corp. Class C .	131	5,175
First Defiance Financial Corp.	131	5,848
Flagstar Bancorp, Inc. (a)	340	9,435
HomeStreet, Inc. (a)	205	5,137
Kearny Financial Corp.	1,150	15,652
LendingTree, Inc. (a) (b)	112	10,854

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Meridian Bancorp, Inc.	695	$10,821
MGIC Investment Corp. (a)	3,857	30,856
Nationstar Mortgage Holdings, Inc. (a) (b)	340	5,035
New York Community Bancorp, Inc.	6,462	91,954
Northfield Bancorp, Inc. (b)	732	11,785
Northwest Bancshares, Inc.	1,173	18,428
OceanFirst Financial Corp. (b)	185	3,563
Ocwen Financial Corp. (a)	1,535	5,633
Oritani Financial Corp.	558	8,772
PennyMac Financial Services, Inc. Class A (a) .	155	2,637
PHH Corp. (a)	705	10,187
Provident Financial Services, Inc.	728	15,455
Radian Group, Inc.	2,102	28,482
Territorial Bancorp, Inc.	131	3,754
TFS Financial Corp.	1,729	30,794
TrustCo Bank Corp. NY	1,373	9,735
United Financial Bancorp, Inc.	1,434	19,847
Walker & Dunlop, Inc. (a)	266	6,719
Walter Investment Management Corp. (a) (b)	568	2,306
Washington Federal, Inc.	1,284	34,257
WSFS Financial Corp.	342	12,480

		570,089

TOBACCO — 1.4%
Altria Group, Inc.	25,456	1,609,583
Philip Morris International, Inc.	20,108	1,954,900
Reynolds American, Inc.	10,624	500,922
Universal Corp.	336	19,562
Vector Group, Ltd. (b)	882	18,989

		4,103,956

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	1,220	34,868
Aircastle, Ltd.	842	16,722
Applied Industrial Technologies, Inc.	491	22,949
Beacon Roofing Supply, Inc. (a)	618	25,999
CAI International, Inc. (a)	206	1,704
DXP Enterprises, Inc. (a)	101	2,847
Fastenal Co.	3,599	150,366
GATX Corp. (b)	558	24,859
H&E Equipment Services, Inc.	397	6,654
HD Supply Holdings, Inc. (a)	3,086	98,690
Herc Holdings, Inc. (a)	369	12,435
Kaman Corp.	289	12,693
MRC Global, Inc. (a)	1,000	16,430
MSC Industrial Direct Co., Inc. Class A	558	40,963
NOW, Inc. (a)	1,293	27,709
Rush Enterprises, Inc. Class A (a)	448	10,967
Textainer Group Holdings, Ltd. (b)	340	2,547
Titan Machinery, Inc. (a)	266	2,766
Triton International, Ltd. (b)	471	6,213
United Rentals, Inc. (a)	1,173	92,069
Univar, Inc. (a)	532	11,624
Veritiv Corp. (a)	119	5,970
W.W. Grainger, Inc.	685	154,015
Watsco, Inc.	336	47,342

WESCO International, Inc. (a)	491	30,192

		859,593

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	810	67,424

WATER UTILITIES — 0.1%
American States Water Co.	577	23,109
American Water Works Co., Inc.	2,172	162,553
Aqua America, Inc.	2,331	71,049
Artesian Resources Corp. Class A	413	11,787
California Water Service Group	1,158	37,160
Connecticut Water Service, Inc.	352	17,505
SJW Corp.	487	21,272

		344,435

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Shenandoah Telecommunications Co. (b)	666	18,122
Spok Holdings, Inc.	340	6,059
Sprint Corp. (a) (b)	11,354	75,277
T-Mobile US, Inc. (a) (b)	3,676	171,743
Telephone & Data Systems, Inc.	1,175	31,936
United States Cellular Corp. (a)	205	7,450

		310,587

TOTAL COMMON STOCKS (Cost $281,151,332)		297,346,003

RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Chelsea Therapeutics International, Ltd. (CVR) (a) (e)	1,096	—
Dyax Corp. (CVR) (a) (e)	1,923	2,134
Trius Therapeutics, Inc. (CVR) (expiring 2/17/17) (a) (e)	976	—

		2,134

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Leap Wireless International, Inc. (CVR) (expiring 3/13/17) (a) (e)	1,438	4,566

TOTAL RIGHTS (Cost $5,758)		6,700

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (f) (g)	470,585	470,585
State Street Navigator Securities Lending Prime Portfolio (g) (h)	2,846,789	2,846,789

TOTAL SHORT-TERM INVESTMENTS (Cost $3,317,374)		3,317,374

TOTAL INVESTMENTS — 100.8% (Cost $284,474,464)		300,670,077
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(2,346,348)

NET ASSETS — 100.0%		$298,323,729

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $6,700, representing 0.0% of net assets.
(f)	The rate shown is the annualized seven-day yield at September 30, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$5,769,792	$—	$—	$5,769,792
Air Freight & Logistics	1,929,263	—	—	1,929,263
Airlines	1,618,677	—	—	1,618,677
Auto Components	1,549,965	—	—	1,549,965
Automobiles.	1,697,946	—	—	1,697,946
Banks	16,408,265	—	—	16,408,265
Beverages	5,500,563	—	—	5,500,563
Biotechnology	9,612,727	—	—	9,612,727
Building Products	903,002	—	—	903,002
Capital Markets	7,486,202	—	—	7,486,202
Chemicals	6,350,361	—	—	6,350,361
Commercial Services & Supplies	1,600,134	—	—	1,600,134
Communications Equipment	3,471,228	—	—	3,471,228
Construction & Engineering	616,077	—	—	616,077
Construction Materials	415,261	—	—	415,261
Consumer Finance	2,202,528	—	—	2,202,528
Containers & Packaging	1,475,934	—	—	1,475,934
Distributors	401,438	—	—	401,438
Diversified Consumer Services	453,749	—	—	453,749
Diversified Financial Services	3,714,754	—	—	3,714,754
Diversified Telecommunication Services	6,902,324	—	—	6,902,324
Electric Utilities	5,575,601	—	—	5,575,601
Electrical Equipment.	1,630,267	—	—	1,630,267
Electronic Equipment, Instruments & Components	2,030,240	—	—	2,030,240
Energy Equipment & Services	3,238,375	—	—	3,238,375
Food & Staples Retailing	5,616,561	—	—	5,616,561
Food Products	5,118,526	—	—	5,118,526
Gas Utilities	540,943	—	—	540,943
Health Care Equipment & Supplies	8,333,568	—	—	8,333,568
Health Care Providers & Services	7,278,997	—	—	7,278,997
Health Care Technology	556,808	—	—	556,808
Hotels, Restaurants & Leisure	5,875,599	—	—	5,875,599
Household Durables	1,666,342	—	—	1,666,342
Household Products	5,091,345	—	—	5,091,345
Independent Power Producers & Energy Traders	370,980	—	—	370,980
Industrial Conglomerates	6,426,254	—	—	6,426,254
Insurance	8,542,075	—	—	8,542,075
Internet & Catalog Retail	6,447,136	—	—	6,447,136
Internet Software & Services	12,642,739	—	—	12,642,739

See accompanying Notes to Schedule of Investments

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs	Total
IT Services.	$11,167,508	$—		$—	$11,167,508
Leisure Equipment & Products	449,138	—		—	449,138
Life Sciences Tools & Services	2,246,606	—		—	2,246,606
Machinery	5,492,082	—		—	5,492,082
Marine	65,082	—		—	65,082
Media	8,712,027	—		—	8,712,027
Metals & Mining	1,462,530	—		—	1,462,530
Multi-Utilities	2,922,747	—		—	2,922,747
Multiline Retail	1,515,276	—		—	1,515,276
Oil, Gas & Consumable Fuels	16,753,024	—		—	16,753,024
Paper & Forest Products	160,928	—		—	160,928
Personal Products	524,845	—		—	524,845
Pharmaceuticals	13,851,499	—		—	13,851,499
Professional Services	1,144,260	—		—	1,144,260
Real Estate Investment Trusts (REITs)	13,092,377	—		—	13,092,377
Real Estate Management & Development	375,356	—		—	375,356
Road & Rail	2,470,528	—		—	2,470,528
Semiconductors & Semiconductor Equipment	9,288,230	—		—	9,288,230
Software	13,232,141	—		—	13,232,141
Specialty Retail	7,270,049	—		—	7,270,049
Technology Hardware, Storage & Peripherals	9,572,248	—		—	9,572,248
Textiles, Apparel & Luxury Goods	2,258,892	—		—	2,258,892
Thrifts & Mortgage Finance.	570,089	—		—	570,089
Tobacco	4,103,956	—		—	4,103,956
Trading Companies & Distributors	859,593	—		—	859,593
Transportation Infrastructure	67,424	—		—	67,424
Water Utilities	344,435	—		—	344,435
Wireless Telecommunication Services	310,587	—		—	310,587
Rights
Biotechnology	—	2,134	(a)	—	2,134
Wireless Telecommunication Services	—	4,566		—	4,566
Short-Term Investments	3,317,374	—		—	3,317,374

TOTAL INVESTMENTS	$300,663,377	$6,700		$—	$300,670,077

(a)	Fund held Level 2 securities that were valued at $0 at September 30, 2016.

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Corp	6,364	$343,147	—	1,035	5,329	$371,058	$2,025	$18,723
State Street Institutional Liquid Reserves Fund, Premier Class	870,294	870,294	4,121,099	4,520,808	470,585	470,585	1,578	—
State Street Navigator Securities Lending Prime Portfolio	12,069,723	12,069,723	15,919,708	25,142,642	2,846,789	2,846,789	24,801	—

TOTAL		$13,283,164				$3,688,432	$28,404	$18,723

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.0%
B/E Aerospace, Inc.	470	$24,280
Boeing Co. (a)	2,872	378,357
BWX Technologies, Inc.	510	19,569
General Dynamics Corp.	1,209	187,588
HEICO Corp.	105	7,266
HEICO Corp. Class A	209	12,647
Hexcel Corp.	456	20,201
Huntington Ingalls Industries, Inc.	221	33,906
L-3 Communications Holdings, Inc.	359	54,112
Lockheed Martin Corp.	1,238	296,773
Northrop Grumman Corp.	819	175,225
Orbital ATK, Inc.	276	21,040
Raytheon Co.	1,435	195,347
Rockwell Collins, Inc.	618	52,122
Spirit AeroSystems Holdings, Inc. Class A (b)	671	29,886
Textron, Inc.	1,306	51,914
TransDigm Group, Inc. (a) (b)	258	74,593
United Technologies Corp.	3,759	381,914

		2,016,740

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	707	49,815
Expeditors International of Washington, Inc.	921	47,450
FedEx Corp.	1,162	202,978
United Parcel Service, Inc. Class B	3,314	362,419

		662,662

AIRLINES — 0.5%
Alaska Air Group, Inc.	628	41,360
American Airlines Group, Inc.	2,699	98,810
Copa Holdings SA Class A	160	14,069
Delta Air Lines, Inc.	3,773	148,505
JetBlue Airways Corp. (b)	1,463	25,222
Southwest Airlines Co.	3,125	121,531
Spirit Airlines, Inc. (b)	370	15,736
United Continental Holdings, Inc. (b)	1,703	89,357

		554,590

AUTO COMPONENTS — 0.5%
BorgWarner, Inc.	1,080	37,994
Delphi Automotive PLC	1,334	95,141
Gentex Corp.	1,341	23,548
Goodyear Tire & Rubber Co.	1,187	38,340
Johnson Controls International PLC	4,525	210,548
Lear Corp.	358	43,397
Visteon Corp.	204	14,619

		463,587

AUTOMOBILES — 0.6%
Ford Motor Co.	18,701	225,721
General Motors Co.	6,775	215,242
Harley-Davidson, Inc. (a)	961	50,539
Tesla Motors, Inc. (a) (b)	584	119,153
Thor Industries, Inc.	211	17,872

		628,527

BANKS — 5.2%
Associated Banc-Corp. (a)	736	14,418
Bank of America Corp.	49,998	782,469
Bank of Hawaii Corp. (a)	200	14,524
BankUnited, Inc.	488	14,738
BB&T Corp. (a)	3,950	148,994
BOK Financial Corp. (a)	115	7,932
CIT Group, Inc.	850	30,855
Citigroup, Inc.	14,129	667,313
Citizens Financial Group, Inc.	2,499	61,750
Comerica, Inc.	851	40,269
Commerce Bancshares, Inc. (a)	410	20,197
Cullen/Frost Bankers, Inc. (a)	256	18,417
East West Bancorp, Inc.	643	23,605
Fifth Third Bancorp	3,918	80,162
First Horizon National Corp.	1,097	16,707
First Republic Bank	689	53,129
Huntington Bancshares, Inc.	5,520	54,427
JPMorgan Chase & Co.	17,644	1,174,914
KeyCorp	5,230	63,649
M&T Bank Corp.	699	81,154
PacWest Bancorp	550	23,600
People’s United Financial, Inc. (a)	1,472	23,287
PNC Financial Services Group, Inc.	2,385	214,865
Popular, Inc.	482	18,422
Regions Financial Corp.	6,368	62,852
Signature Bank (b)	231	27,362
SunTrust Banks, Inc.	2,468	108,098
SVB Financial Group (b)	246	27,193
Synovus Financial Corp.	677	22,023
TCF Financial Corp.	760	11,028
US Bancorp.	7,923	339,817
Wells Fargo & Co.	22,004	974,337
Western Alliance Bancorp (b)	423	15,879
Zions Bancorp (a)	893	27,701

		5,266,087

BEVERAGES — 2.0%
Brown-Forman Corp. Class A (a)	244	12,139
Brown-Forman Corp. Class B	960	45,543
Coca-Cola Co.	18,830	796,886
Constellation Brands, Inc. Class A	782	130,195
Dr. Pepper Snapple Group, Inc.	914	83,457
Molson Coors Brewing Co. Class B	845	92,781
Monster Beverage Corp. (b)	657	96,454
PepsiCo, Inc.	6,996	760,955

		2,018,410

BIOTECHNOLOGY — 3.0%
AbbVie, Inc.	7,842	494,595
ACADIA Pharmaceuticals, Inc. (a) (b)	422	13,424
Agios Pharmaceuticals, Inc. (a) (b)	121	6,391
Alexion Pharmaceuticals, Inc. (b)	1,026	125,726
Alkermes PLC (a) (b)	672	31,604
Alnylam Pharmaceuticals, Inc. (a) (b)	328	22,232
Amgen, Inc.	3,612	602,518
Biogen, Inc. (b)	1,056	330,560
BioMarin Pharmaceutical, Inc. (b)	867	80,215
Celgene Corp. (b)	3,689	385,611
Gilead Sciences, Inc.	6,460	511,115

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Incyte Corp. (b)	752	$70,906
Intercept Pharmaceuticals, Inc. (a) (b)	65	10,698
Intrexon Corp. (a) (b)	218	6,108
Ionis Pharmaceuticals, Inc. (a) (b)	562	20,592
Juno Therapeutics, Inc. (a) (b)	341	10,233
Neurocrine Biosciences, Inc. (b)	421	21,319
OPKO Health, Inc. (a) (b)	1,657	17,548
Regeneron Pharmaceuticals, Inc. (b)	366	147,139
Seattle Genetics, Inc. (a) (b)	461	24,899
United Therapeutics Corp. (a) (b)	220	25,978
Vertex Pharmaceuticals, Inc. (b)	1,151	100,379

		3,059,790

BUILDING PRODUCTS — 0.2%
Allegion PLC.	449	30,941
AO Smith Corp.	353	34,873
Armstrong World Industries, Inc. (a) (b)	158	6,528
Fortune Brands Home & Security, Inc.	745	43,284
Lennox International, Inc.	170	26,695
Masco Corp.	1,636	56,131
Owens Corning	561	29,952
USG Corp. (b)	415	10,728

		239,132

CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc. (b)	248	35,886
Ameriprise Financial, Inc.	755	75,326
Artisan Partners Asset Management, Inc. Class A	101	2,747
Bank of New York Mellon Corp.	5,073	202,311
BlackRock, Inc.	595	215,664
CBOE Holdings, Inc.	399	25,875
Charles Schwab Corp.	5,664	178,812
CME Group, Inc.	1,637	171,099
E*TRADE Financial Corp. (b)	1,322	38,497
Eaton Vance Corp.	556	21,712
FactSet Research Systems, Inc. (a)	201	32,582
Federated Investors, Inc. Class B	431	12,771
Franklin Resources, Inc.	1,833	65,200
Goldman Sachs Group, Inc.	1,846	297,704
Interactive Brokers Group, Inc. Class A (a)	240	8,465
Intercontinental Exchange, Inc.	562	151,380
Invesco, Ltd.	2,017	63,072
Lazard, Ltd. Class A	581	21,125
Legg Mason, Inc.	502	16,807
LPL Financial Holdings, Inc. (a)	424	12,682
MarketAxess Holdings, Inc.	209	34,608
Moody’s Corp.	824	89,223
Morgan Stanley	6,831	219,002
Morningstar, Inc.	91	7,214
MSCI, Inc.	439	36,850
Nasdaq, Inc.	548	37,012
Northern Trust Corp.	986	67,038
NorthStar Asset Management Group, Inc.	837	10,822
Raymond James Financial, Inc.	571	33,238
S&P Global, Inc.	1,250	158,200
SEI Investments Co.	643	29,327
State Street Corp. (c)	1,910	132,993
T Rowe Price Group, Inc.	1,203	79,999
TD Ameritrade Holding Corp.	1,254	44,191

Voya Financial, Inc.	1,051	30,290

		2,659,724

CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	924	138,914
Albemarle Corp.	559	47,789
Ashland Global Holdings, Inc. (a)	304	35,249
Axalta Coating Systems, Ltd. (b)	887	25,075
Cabot Corp.	300	15,723
Celanese Corp. Series A	717	47,723
CF Industries Holdings, Inc.	1,093	26,615
Dow Chemical Co.	5,355	277,550
E.I. du Pont de Nemours & Co.	4,246	284,355
Eastman Chemical Co.	707	47,850
Ecolab, Inc.	1,261	153,489
FMC Corp.	625	30,212
Huntsman Corp.	877	14,269
International Flavors & Fragrances, Inc.	379	54,186
LyondellBasell Industries NV Class A	1,675	135,105
Monsanto Co.	2,099	214,518
Mosaic Co.	1,651	40,383
NewMarket Corp.	40	17,173
Platform Specialty Products Corp. (b)	770	6,245
PPG Industries, Inc.	1,292	133,541
Praxair, Inc.	1,351	163,241
RPM International, Inc.	613	32,930
Scotts Miracle-Gro Co. Class A	204	16,987
Sherwin-Williams Co.	392	108,451
Valspar Corp.	394	41,792
Westlake Chemical Corp.	185	9,897
WR Grace & Co.	342	25,240

		2,144,502

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp. (a)	456	51,346
Clean Harbors, Inc. (b)	279	13,386
Copart, Inc. (b)	523	28,012
Covanta Holding Corp. (a)	499	7,680
KAR Auction Services, Inc.	695	29,996
Pitney Bowes, Inc.	926	16,816
Republic Services, Inc.	1,203	60,691
Rollins, Inc.	451	13,205
RR Donnelley & Sons Co.	885	13,912
Stericycle, Inc. (b)	391	31,335
Waste Management, Inc.	2,135	136,128

		402,507

COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a) (b)	195	16,591
ARRIS International PLC (b)	940	26,630
Brocade Communications Systems, Inc.	2,030	18,737
Cisco Systems, Inc.	24,272	769,908
CommScope Holding Co., Inc. (b)	600	18,066
EchoStar Corp. Class A (b)	192	8,415
F5 Networks, Inc. (b)	359	44,746
Harris Corp.	623	57,073
Juniper Networks, Inc.	1,920	46,195
Motorola Solutions, Inc.	802	61,176
Palo Alto Networks, Inc. (a) (b)	390	62,139

		1,129,676

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (b)	735	$21,852
Chicago Bridge & Iron Co. NV	482	13,510
Fluor Corp.	713	36,591
Jacobs Engineering Group, Inc. (b)	593	30,670
KBR, Inc.	698	10,561
Quanta Services, Inc. (b)	904	25,303
Valmont Industries, Inc.	110	14,803

		153,290

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	229	17,702
Martin Marietta Materials, Inc.	291	52,121
Vulcan Materials Co.	629	71,536

		141,359

CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	2,232	43,457
American Express Co.	3,892	249,244
Capital One Financial Corp.	2,522	181,155
Credit Acceptance Corp. (a) (b)	39	7,842
Discover Financial Services	1,913	108,180
Navient Corp.	1,914	27,696
OneMain Holdings, Inc. (b)	241	7,459
Santander Consumer USA Holdings, Inc. (b)	369	4,487
SLM Corp. (b)	2,005	14,977
Synchrony Financial	3,868	108,304

		752,801

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	300	23,223
Avery Dennison Corp.	421	32,749
Ball Corp. (a)	868	71,132
Bemis Co., Inc.	473	24,128
Berry Plastics Group, Inc. (b)	629	27,582
Crown Holdings, Inc. (b)	656	37,451
Graphic Packaging Holding Co.	1,526	21,349
International Paper Co.	1,989	95,432
Owens-Illinois, Inc. (b)	758	13,940
Packaging Corp. of America	461	37,461
Sealed Air Corp.	973	44,583
Silgan Holdings, Inc.	175	8,853
Sonoco Products Co.	467	24,672
WestRock Co.	1,278	61,957

		524,512

DISTRIBUTORS — 0.1%
Genuine Parts Co.	707	71,018
LKQ Corp. (b)	1,396	49,502
Pool Corp.	210	19,850

		140,370

DIVERSIFIED CONSUMER SERVICES — 0.1%
Graham Holdings Co. Class B	20	9,627
H&R Block, Inc. (a)	1,187	27,479
Service Corp. International	958	25,425
ServiceMaster Global Holdings, Inc. (b)	689	23,206

		85,737

DIVERSIFIED FINANCIAL SERVICES — 1.3%
Berkshire Hathaway, Inc. Class B (b)	9,121	1,317,711

Leucadia National Corp.	1,632	31,073

		1,348,784

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	29,840	1,211,802
CenturyLink, Inc. (a)	2,625	72,004
Frontier Communications Corp. (a)	4,928	20,500
Level 3 Communications, Inc. (b)	1,342	62,242
SBA Communications Corp. Class A (b)	616	69,091
Verizon Communications, Inc.	19,668	1,022,343
Zayo Group Holdings, Inc. (b)	668	19,846

		2,477,828

ELECTRIC UTILITIES — 1.9%
Alliant Energy Corp.	1,063	40,724
American Electric Power Co., Inc.	2,345	150,573
Avangrid, Inc.	241	10,069
Duke Energy Corp.	3,343	267,574
Edison International	1,507	108,881
Entergy Corp.	839	64,377
Eversource Energy	1,455	78,832
Exelon Corp.	4,397	146,376
FirstEnergy Corp.	1,941	64,208
Great Plains Energy, Inc.	708	19,321
Hawaiian Electric Industries, Inc.	464	13,850
ITC Holdings Corp.	720	33,466
NextEra Energy, Inc.	2,194	268,370
OGE Energy Corp.	918	29,027
PG&E Corp.	2,329	142,465
Pinnacle West Capital Corp.	499	37,919
PPL Corp.	3,237	111,903
Southern Co.	4,560	233,928
Westar Energy, Inc.	667	37,852
Xcel Energy, Inc.	2,346	96,514

		1,956,229

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	200	52,920
AMETEK, Inc.	1,138	54,374
Eaton Corp. PLC	2,180	143,248
Emerson Electric Co.	3,197	174,268
Hubbell, Inc.	268	28,874
Regal Beloit Corp.	204	12,136
Rockwell Automation, Inc. (a)	634	77,564
SolarCity Corp. (a) (b)	222	4,342

		547,726

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	1,448	94,004
Arrow Electronics, Inc. (b)	466	29,810
Avnet, Inc.	631	25,909
CDW Corp.	863	39,465
Cognex Corp.	401	21,197
Corning, Inc.	5,404	127,805
Dolby Laboratories, Inc. Class A	215	11,672
Fitbit, Inc. Class A (a) (b)	261	3,873
FLIR Systems, Inc.	660	20,737
Ingram Micro, Inc. Class A	710	25,319
IPG Photonics Corp. (b)	151	12,435
Jabil Circuit, Inc.	920	20,074

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Keysight Technologies, Inc. (b)	800	$25,352
National Instruments Corp.	476	13,518
Trimble Navigation, Ltd. (b)	1,187	33,901
VeriFone Systems, Inc. (b)	485	7,634
Zebra Technologies Corp. Class A (b)	241	16,776

		529,481

ENERGY EQUIPMENT & SERVICES — 1.1%
Baker Hughes, Inc.	2,036	102,757
Diamond Offshore Drilling, Inc. (a)	312	5,494
Dril-Quip, Inc. (b)	180	10,033
Ensco PLC Class A	1,120	9,520
FMC Technologies, Inc. (b)	1,077	31,955
Frank’s International NV (a)	181	2,353
Halliburton Co.	4,077	182,976
Helmerich & Payne, Inc. (a)	444	29,881
Nabors Industries, Ltd.	1,404	17,073
National Oilwell Varco, Inc. (a)	1,829	67,197
Noble Corp. PLC	1,126	7,139
Oceaneering International, Inc.	482	13,260
Patterson-UTI Energy, Inc. (a)	679	15,189
Rowan Cos. PLC Class A	544	8,247
RPC, Inc. (a) (b)	276	4,637
Schlumberger, Ltd.	6,767	532,157
Superior Energy Services, Inc.	743	13,300
Transocean, Ltd. (a)	1,683	17,941
Weatherford International PLC (a) (b)	4,462	25,076

		1,096,185

FOOD & STAPLES RETAILING — 2.0%
Casey’s General Stores, Inc. (a)	209	25,111
Costco Wholesale Corp.	2,141	326,524
CVS Health Corp.	5,209	463,549
Kroger Co.	4,659	138,279
Rite Aid Corp. (b)	4,505	34,643
Sprouts Farmers Market, Inc. (b)	842	17,387
Sysco Corp.	2,447	119,928
US Foods Holding Corp. (b)	211	4,982
Wal-Mart Stores, Inc.	7,333	528,856
Walgreens Boots Alliance, Inc.	4,169	336,105
Whole Foods Market, Inc. (a)	1,477	41,873

		2,037,237

FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	2,867	120,901
Blue Buffalo Pet Products, Inc. (b)	191	4,538
Bunge, Ltd.	675	39,980
Campbell Soup Co.	818	44,745
ConAgra Foods, Inc.	2,057	96,905
Flowers Foods, Inc. (a)	832	12,580
General Mills, Inc.	2,875	183,655
Hain Celestial Group, Inc. (b)	437	15,548
Hershey Co.	689	65,868
Hormel Foods Corp.	1,235	46,844
Ingredion, Inc.	352	46,837
J.M. Smucker Co.	578	78,342
Kellogg Co.	1,166	90,330
Kraft Heinz Co.	2,912	260,653
McCormick & Co., Inc.	597	59,652
Mead Johnson Nutrition Co.	931	73,558
Mondelez International, Inc. Class A	7,164	314,500

Pilgrim’s Pride Corp.	294	6,209
Pinnacle Foods, Inc.	542	27,192
Post Holdings, Inc. (b)	315	24,309
TreeHouse Foods, Inc. (b)	213	18,572
Tyson Foods, Inc. Class A	1,413	105,509
WhiteWave Foods Co. (b)	827	45,014

		1,782,241

GAS UTILITIES — 0.1%
Atmos Energy Corp.	445	33,139
National Fuel Gas Co.	388	20,979
Piedmont Natural Gas Co., Inc.	419	25,157
UGI Corp.	790	35,740

		115,015

HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Abbott Laboratories	7,043	297,848
Abiomed, Inc. (b)	210	27,002
Alere, Inc. (a) (b)	386	16,691
Align Technology, Inc. (b)	388	36,375
Baxter International, Inc.	2,471	117,620
Becton Dickinson and Co.	1,013	182,066
Boston Scientific Corp. (b)	6,490	154,462
C.R. Bard, Inc.	350	78,498
Cooper Cos., Inc.	215	38,541
Danaher Corp.	2,897	227,096
DENTSPLY SIRONA, Inc.	1,123	66,740
DexCom, Inc. (b)	375	32,873
Edwards Lifesciences Corp. (b)	1,009	121,645
Hill-Rom Holdings, Inc.	274	16,983
Hologic, Inc. (b)	1,385	53,780
IDEXX Laboratories, Inc. (b)	469	52,870
Intuitive Surgical, Inc. (b)	177	128,295
Medtronic PLC.	6,758	583,891
ResMed, Inc. (a)	651	42,178
St. Jude Medical, Inc.	1,307	104,246
Stryker Corp.	1,598	186,023
Teleflex, Inc.	189	31,761
Varian Medical Systems, Inc. (a) (b)	480	47,774
West Pharmaceutical Services, Inc.	317	23,617
Zimmer Biomet Holdings, Inc.	895	116,368

		2,785,243

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Acadia Healthcare Co., Inc. (a) (b)	250	12,387
Aetna, Inc.	1,642	189,569
AmerisourceBergen Corp.	829	66,967
Amsurg Corp. (a) (b)	213	14,282
Anthem, Inc.	1,249	156,512
Brookdale Senior Living, Inc. (b)	843	14,710
Cardinal Health, Inc.	1,564	121,523
Centene Corp. (b)	760	50,890
Cigna Corp.	1,223	159,381
DaVita, Inc. (b)	826	54,574
Envision Healthcare Holdings, Inc. (b)	864	19,241
Express Scripts Holding Co. (b)	3,016	212,718
HCA Holdings, Inc. (b)	1,485	112,311
Henry Schein, Inc. (b)	400	65,192
Humana, Inc.	713	126,123
Laboratory Corp. of America Holdings (b)	486	66,815
LifePoint Health, Inc. (a) (b)	213	12,616

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

McKesson Corp.	1,072	$178,756
MEDNAX, Inc. (a) (b)	462	30,607
Patterson Cos., Inc. (a)	404	18,560
Premier, Inc. Class A (b)	153	4,948
Quest Diagnostics, Inc.	673	56,956
Tenet Healthcare Corp. (a) (b)	454	10,288
UnitedHealth Group, Inc.	4,514	631,960
Universal Health Services, Inc. Class B	420	51,752
VCA, Inc. (b)	394	27,572
WellCare Health Plans, Inc. (b)	211	24,706

		2,491,916

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a) (b)	832	10,957
athenahealth, Inc. (b)	180	22,702
Cerner Corp. (b)	1,366	84,350
IMS Health Holdings, Inc. (b)	717	22,471
Inovalon Holdings, Inc. Class A (b)	150	2,207
Veeva Systems, Inc. Class A (b)	366	15,108

		157,795

HOTELS, RESTAURANTS & LEISURE — 1.9%
Aramark	1,209	45,978
Brinker International, Inc. (a)	303	15,280
Carnival Corp.	1,938	94,613
Chipotle Mexican Grill, Inc. (a) (b)	141	59,714
Choice Hotels International, Inc.	140	6,311
Darden Restaurants, Inc.	586	35,934
Domino’s Pizza, Inc.	258	39,177
Dunkin’ Brands Group, Inc. (a)	430	22,394
Extended Stay America, Inc.	281	3,990
Hilton Worldwide Holdings, Inc.	2,418	55,445
Hyatt Hotels Corp. Class A (a) (b)	170	8,367
International Game Technology PLC	438	10,679
Las Vegas Sands Corp. (a)	1,765	101,558
Marriott International, Inc. Class A	1,593	107,257
McDonald’s Corp.	4,279	493,626
MGM Resorts International (b)	2,111	54,949
Norwegian Cruise Line Holdings, Ltd. (b)	760	28,652
Panera Bread Co. Class A (b)	128	24,924
Royal Caribbean Cruises, Ltd.	775	58,086
Six Flags Entertainment Corp. (a)	320	17,155
Starbucks Corp.	6,865	371,671
Vail Resorts, Inc.	159	24,944
Wendy’s Co. (a)	1,171	12,647
Wyndham Worldwide Corp.	552	37,166
Wynn Resorts, Ltd.	373	36,338
Yum! Brands, Inc.	1,842	167,272

		1,934,127

HOUSEHOLD DURABLES — 0.5%
CalAtlantic Group, Inc.	318	10,634
D.R. Horton, Inc.	1,624	49,045
Garmin, Ltd. (a)	563	27,086
Harman International Industries, Inc. (a)	325	27,446
Leggett & Platt, Inc.	649	29,582
Lennar Corp. Class A	789	33,406
Lennar Corp. Class B	44	1,477
Mohawk Industries, Inc. (b)	291	58,299
Newell Brands, Inc.	2,314	121,855
NVR, Inc. (b)	11	18,039

PulteGroup, Inc.	1,744	34,950
Tempur Sealy International, Inc. (a) (b)	280	15,887
Toll Brothers, Inc. (b)	794	23,709
Tupperware Brands Corp.	238	15,558
Whirlpool Corp.	358	58,053

		525,026

HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	1,258	60,283
Clorox Co.	598	74,858
Colgate-Palmolive Co.	4,247	314,872
Energizer Holdings, Inc.	283	14,139
Kimberly-Clark Corp.	1,714	216,204
Procter & Gamble Co.	12,874	1,155,441
Spectrum Brands Holdings, Inc. (a)	104	14,320

		1,850,117

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	3,384	43,484
Calpine Corp. (b)	1,759	22,234
NRG Energy, Inc.	1,503	16,849

		82,567

INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	2,824	497,673
Carlisle Cos., Inc.	306	31,386
General Electric Co.	44,587	1,320,667
Honeywell International, Inc.	3,652	425,787
Roper Technologies, Inc.	463	84,484

		2,359,997

INSURANCE — 2.9%
Aflac, Inc.	2,011	144,531
Alleghany Corp. (b)	78	40,952
Allied World Assurance Co. Holdings AG	466	18,836
Allstate Corp.	1,855	128,329
American Financial Group, Inc.	356	26,700
American International Group, Inc.	5,275	313,018
American National Insurance Co.	40	4,878
AmTrust Financial Services, Inc.	357	9,578
Aon PLC	1,292	145,337
Arch Capital Group, Ltd. (b)	603	47,794
Arthur J Gallagher & Co.	783	39,831
Aspen Insurance Holdings, Ltd.	293	13,651
Assurant, Inc.	340	31,365
Assured Guaranty, Ltd.	744	20,646
Axis Capital Holdings, Ltd.	508	27,600
Brown & Brown, Inc.	551	20,778
Chubb, Ltd.	2,207	277,310
Cincinnati Financial Corp.	753	56,791
CNA Financial Corp.	128	4,404
Endurance Specialty Holdings, Ltd.	321	21,009
Erie Indemnity Co. Class A	127	12,963
Everest Re Group, Ltd. (a)	219	41,603
First American Financial Corp.	526	20,661
FNF Group	1,288	47,540
Hanover Insurance Group, Inc.	201	15,159
Hartford Financial Services Group, Inc.	1,937	82,942
Lincoln National Corp.	1,173	55,108
Loews Corp.	1,443	59,379

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Markel Corp. (b)	71	$65,943
Marsh & McLennan Cos., Inc.	2,523	169,672
Mercury General Corp.	121	6,637
MetLife, Inc.	4,454	197,891
Old Republic International Corp.	1,194	21,038
Principal Financial Group, Inc.	1,323	68,148
ProAssurance Corp.	273	14,327
Progressive Corp.	2,733	86,090
Prudential Financial, Inc.	2,131	173,996
Reinsurance Group of America, Inc.	334	36,052
RenaissanceRe Holdings, Ltd. (a)	210	25,234
Torchmark Corp.	613	39,165
Travelers Cos., Inc.	1,378	157,850
Unum Group	1,227	43,325
Validus Holdings, Ltd.	443	22,070
White Mountains Insurance Group, Ltd.	24	19,920
WR Berkley Corp.	480	27,725
XL Group, Ltd.	1,431	48,125

		2,951,901

INTERNET & CATALOG RETAIL — 2.3%
Amazon.com, Inc. (b)	1,874	1,569,119
Expedia, Inc. (a)	567	66,180
Groupon, Inc. (b)	2,040	10,506
Liberty Interactive Corp. QVC Group Class A (b)	2,347	46,964
Liberty Ventures Series A (b)	661	26,354
Netflix, Inc. (b)	1,998	196,903
Priceline Group, Inc. (b)	240	353,158
TripAdvisor, Inc. (b)	513	32,411

		2,301,595

INTERNET SOFTWARE & SERVICES — 4.3%
Akamai Technologies, Inc. (a) (b)	811	42,975
Alphabet, Inc. Class A (b)	1,412	1,135,333
Alphabet, Inc. Class C (b)	1,429	1,110,747
CommerceHub, Inc. Series A (b)	66	1,043
CommerceHub, Inc. Series C (b)	132	2,100
CoStar Group, Inc. (b)	146	31,613
eBay, Inc. (b)	5,103	167,889
Facebook, Inc. Class A (b)	10,821	1,388,010
GoDaddy, Inc. Class A (b)	116	4,005
IAC/InterActiveCorp	346	21,615
LinkedIn Corp. Class A (b)	547	104,543
Match Group, Inc. (a) (b)	124	2,206
Pandora Media, Inc. (a) (b)	975	13,972
Rackspace Hosting, Inc. (b)	545	17,271
Twitter, Inc. (b)	3,069	70,740
VeriSign, Inc. (a) (b)	474	37,086
Yahoo!, Inc. (b)	4,162	179,382
Yelp, Inc. (b)	236	9,841
Zillow Group, Inc. Class A (a) (b)	219	7,545
Zillow Group, Inc. Class C (a) (b)	442	15,315

		4,363,231

IT SERVICES — 3.9%
Accenture PLC Class A	2,997	366,143
Alliance Data Systems Corp. (b)	296	63,501
Amdocs, Ltd.	736	42,578
Automatic Data Processing, Inc.	2,218	195,628

Black Knight Financial Services, Inc. Class A (b)	98	4,008
Booz Allen Hamilton Holding Corp.	578	18,271
Broadridge Financial Solutions, Inc.	561	38,030
Cognizant Technology Solutions Corp. Class A (b)	2,893	138,025
Computer Sciences Corp.	670	34,981
CoreLogic, Inc. (b)	431	16,904
CSRA, Inc.	676	18,184
DST Systems, Inc.	159	18,749
Euronet Worldwide, Inc. (b)	212	17,348
Fidelity National Information Services, Inc.	1,540	118,626
First Data Corp. Class A (b)	1,460	19,214
Fiserv, Inc. (b)	1,043	103,747
FleetCor Technologies, Inc. (b)	440	76,441
Gartner, Inc. (b)	415	36,707
Genpact, Ltd. (b)	754	18,058
Global Payments, Inc.	777	59,643
International Business Machines Corp.	4,237	673,047
Jack Henry & Associates, Inc.	401	34,306
Leidos Holdings, Inc.	761	32,936
MasterCard, Inc. Class A	4,661	474,350
Paychex, Inc. (a)	1,496	86,573
PayPal Holdings, Inc. (b)	5,436	222,713
Sabre Corp. (a)	1,012	28,518
Square, Inc. Class A (a) (b)	126	1,469
Teradata Corp. (a) (b)	712	22,072
Total System Services, Inc.	764	36,023
Vantiv, Inc. Class A (b)	717	40,346
Visa, Inc. Class A (a)	9,193	760,261
Western Union Co. (a)	2,498	52,008
WEX, Inc. (b)	175	18,916
Xerox Corp.	4,578	46,375

		3,934,699

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	430	20,975
Hasbro, Inc.	531	42,124
Mattel, Inc.	1,582	47,903
Polaris Industries, Inc. (a)	308	23,852
Vista Outdoor, Inc. (b)	288	11,480

		146,334

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	1,590	74,873
Bio-Rad Laboratories, Inc. Class A (b)	100	16,381
Bio-Techne Corp.	168	18,396
Bruker Corp.	505	11,438
Charles River Laboratories International, Inc. (b)	220	18,335
Illumina, Inc. (a) (b)	710	128,979
Mettler-Toledo International, Inc. (b)	122	51,219
PerkinElmer, Inc.	521	29,233
QIAGEN NV (b)	1,073	29,443
Quintiles Transnational Holdings, Inc. (b)	406	32,910
Thermo Fisher Scientific, Inc.	1,907	303,328
VWR Corp. (b)	375	10,635
Waters Corp. (b)	386	61,177

		786,347

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

MACHINERY — 1.7%
AGCO Corp.	408	$20,123
Allison Transmission Holdings, Inc.	634	18,183
Caterpillar, Inc. (a)	2,686	238,436
Colfax Corp. (b)	421	13,232
Crane Co.	221	13,925
Cummins, Inc.	790	101,239
Deere & Co. (a)	1,565	133,573
Donaldson Co., Inc.	657	24,526
Dover Corp.	772	56,850
Flowserve Corp.	649	31,308
Fortive Corp.	1,448	73,703
Graco, Inc.	278	20,572
IDEX Corp.	376	35,182
Illinois Tool Works, Inc.	1,448	173,528
Ingersoll-Rand PLC	1,251	84,993
ITT, Inc.	421	15,089
Lincoln Electric Holdings, Inc.	375	23,483
Manitowoc Foodservice, Inc. (a) (b)	613	9,943
Middleby Corp. (b)	262	32,388
Nordson Corp. (a)	302	30,088
Oshkosh Corp.	378	21,168
PACCAR, Inc.	1,635	96,105
Parker-Hannifin Corp.	670	84,105
Pentair PLC	800	51,392
Snap-on, Inc.	274	41,637
Stanley Black & Decker, Inc.	727	89,407
Terex Corp.	474	12,044
Timken Co.	391	13,740
Toro Co.	520	24,357
Trinity Industries, Inc.	721	17,434
WABCO Holdings, Inc. (b)	263	29,858
Wabtec Corp. (a)	434	35,436
Xylem, Inc.	865	45,369

		1,712,416

MARINE — 0.0% (d)
Kirby Corp. (a) (b)	258	16,037

MEDIA — 3.1%
AMC Networks, Inc. Class A (b)	278	14,417
Cable One, Inc.	20	11,680
CBS Corp. Class B	1,924	105,320
Charter Communications, Inc. Class A (a) (b)	983	265,381
Cinemark Holdings, Inc.	528	20,212
Clear Channel Outdoor Holdings, Inc. Class A	191	1,115
Comcast Corp. Class A	11,718	777,372
Discovery Communications, Inc. Class A (b)	720	19,382
Discovery Communications, Inc. Class C (b)	1,321	34,756
DISH Network Corp. Class A (b)	980	53,684
Interpublic Group of Cos., Inc.	2,010	44,923
John Wiley & Sons, Inc. Class A	203	10,477
Liberty Broadband Corp. Class A (b)	114	7,998
Liberty Broadband Corp. Class C (b)	508	36,312
Liberty SiriusXM Group Class A (b)	461	15,665
Liberty SiriusXM Group Class C (b)	915	30,570
Lions Gate Entertainment Corp. (a)	386	7,716

Live Nation Entertainment, Inc. (b)	635	17,450
Madison Square Garden Co. Class A (b)	99	16,772
News Corp. Class A	1,781	24,898
News Corp. Class B	561	7,977
Omnicom Group, Inc. (a)	1,171	99,535
Regal Entertainment Group Class A	381	8,287
Scripps Networks Interactive, Inc. Class A	469	29,777
Sirius XM Holdings, Inc. (a) (b)	8,594	35,837
Starz Class A (b)	477	14,878
TEGNA, Inc.	1,050	22,953
Thomson Reuters Corp.	1,544	63,891
Time Warner, Inc.	3,830	304,906
Tribune Media Co. Class A (a)	375	13,695
Twenty-First Century Fox, Inc. Class A	5,342	129,383
Twenty-First Century Fox, Inc. Class B	2,253	55,739
Viacom, Inc. Class A (a)	46	1,970
Viacom, Inc. Class B	1,612	61,417
Walt Disney Co.	7,894	733,037

		3,099,382

METALS & MINING — 0.4%
Alcoa, Inc.	6,299	63,872
Compass Minerals International, Inc.	160	11,792
Freeport-McMoRan, Inc.	6,130	66,572
Newmont Mining Corp.	2,619	102,900
Nucor Corp.	1,469	72,642
Reliance Steel & Aluminum Co.	365	26,291
Royal Gold, Inc. (a)	321	24,855
Southern Copper Corp. (a)	256	6,733
Steel Dynamics, Inc.	1,058	26,439
Tahoe Resources, Inc.	1,260	16,166
United States Steel Corp. (a)	666	12,561

		430,823

MULTI-UTILITIES — 1.0%
Ameren Corp.	1,132	55,672
CenterPoint Energy, Inc.	2,016	46,832
CMS Energy Corp.	1,246	52,344
Consolidated Edison, Inc.	1,459	109,863
Dominion Resources, Inc. (a)	2,999	222,736
DTE Energy Co.	813	76,154
MDU Resources Group, Inc.	844	21,471
NiSource, Inc.	1,477	35,610
Public Service Enterprise Group, Inc.	2,339	97,934
SCANA Corp.	644	46,606
Sempra Energy	1,178	126,270
Vectren Corp.	382	19,176
WEC Energy Group, Inc.	1,470	88,024

		998,692

MULTILINE RETAIL — 0.5%
Dillard’s, Inc. Class A (a)	115	7,246
Dollar General Corp.	1,325	92,737
Dollar Tree, Inc. (b)	1,104	87,139
JC Penney Co., Inc. (a) (b)	1,401	12,917
Kohl’s Corp.	884	38,675
Macy’s, Inc.	1,420	52,611
Nordstrom, Inc. (a)	649	33,670
Target Corp. (a)	2,813	193,197

		518,192

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 5.9%
Anadarko Petroleum Corp.	2,454	$155,486
Antero Resources Corp. (b)	767	20,671
Apache Corp.	1,781	113,753
Cabot Oil & Gas Corp.	2,250	58,050
Cheniere Energy, Inc. (a) (b)	894	38,978
Chesapeake Energy Corp. (b)	2,627	16,471
Chevron Corp.	9,051	931,529
Cimarex Energy Co.	464	62,348
Concho Resources, Inc. (b)	720	98,892
ConocoPhillips	6,058	263,341
CONSOL Energy, Inc.	1,025	19,680
Continental Resources, Inc. (b)	393	20,420
Devon Energy Corp.	2,556	112,745
Diamondback Energy, Inc. (b)	402	38,809
Energen Corp.	545	31,457
EOG Resources, Inc.	2,631	254,444
EQT Corp.	818	59,403
Exxon Mobil Corp.	20,032	1,748,393
Gulfport Energy Corp. (b)	614	17,346
Hess Corp.	1,326	71,100
HollyFrontier Corp. (a)	897	21,977
Kinder Morgan, Inc.	9,238	213,675
Kosmos Energy, Ltd. (a) (b)	538	3,449
Laredo Petroleum, Inc. (b)	546	7,043
Marathon Oil Corp.	4,198	66,370
Marathon Petroleum Corp.	2,524	102,449
Murphy Oil Corp. (a)	858	26,083
Newfield Exploration Co. (b)	972	42,243
Noble Energy, Inc.	2,054	73,410
Occidental Petroleum Corp.	3,672	267,762
ONEOK, Inc.	964	49,540
Parsley Energy, Inc. Class A (b)	736	24,663
PBF Energy, Inc. Class A	443	10,030
Phillips 66	2,197	176,968
Pioneer Natural Resources Co.	784	145,550
QEP Resources, Inc.	1,356	26,483
Range Resources Corp.	966	37,433
Rice Energy, Inc. (b)	736	19,217
SM Energy Co.	319	12,307
Southwestern Energy Co. (b)	2,587	35,804
Spectra Energy Corp.	3,292	140,733
Targa Resources Corp. (a)	784	38,502
Tesoro Corp.	598	47,577
Valero Energy Corp.	2,247	119,091
Whiting Petroleum Corp. (b)	919	8,032
Williams Cos., Inc.	3,488	107,186
World Fuel Services Corp.	340	15,728
WPX Energy, Inc. (a) (b)	1,874	24,718

		5,997,339

PAPER & FOREST PRODUCTS — 0.0% (d)
Domtar Corp.	310	11,510

PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (a) (b)	364	8,554
Edgewell Personal Care Co. (b)	282	22,425
Estee Lauder Cos., Inc. Class A	1,079	95,556
Herbalife, Ltd. (a) (b)	373	23,122

Nu Skin Enterprises, Inc. Class A	267	17,296

		166,953

PHARMACEUTICALS — 4.9%
Akorn, Inc. (a) (b)	363	9,895
Allergan PLC (b)	1,905	438,741
Bristol-Myers Squibb Co.	8,036	433,301
Eli Lilly & Co.	4,730	379,630
Endo International PLC (b)	1,069	21,540
Johnson & Johnson	13,256	1,565,931
Mallinckrodt PLC (b)	526	36,704
Merck & Co., Inc.	13,424	837,792
Mylan NV (b)	2,260	86,151
Perrigo Co. PLC	690	63,708
Pfizer, Inc.	29,001	982,264
Zoetis, Inc.	2,303	119,779

		4,975,436

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	187	25,548
Equifax, Inc.	553	74,423
ManpowerGroup, Inc.	369	26,664
Nielsen Holdings PLC	1,713	91,765
Robert Half International, Inc.	667	25,253
TransUnion (b)	237	8,176
Verisk Analytics, Inc. (b)	774	62,911

		314,740

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.0%
Alexandria Real Estate Equities, Inc. (a)	328	35,677
American Campus Communities, Inc. (a)	690	35,100
American Capital Agency Corp.	1,531	29,916
American Homes 4 Rent Class A	676	14,629
American Tower Corp. REIT	2,009	227,680
Annaly Capital Management, Inc.	5,196	54,558
Apartment Investment & Management Co. Class A REIT	756	34,708
Apple Hospitality REIT, Inc.	857	15,863
AvalonBay Communities, Inc. REIT	648	115,240
Boston Properties, Inc. REIT	708	96,493
Brandywine Realty Trust	771	12,043
Brixmor Property Group, Inc.	808	22,454
Camden Property Trust (a)	389	32,575
Care Capital Properties, Inc.	375	10,687
Chimera Investment Corp.	937	14,945
Columbia Property Trust, Inc.	592	13,255
Communications Sales & Leasing, Inc. (b)	549	17,244
Corporate Office Properties Trust	419	11,879
Corrections Corp. of America	537	7,448
Crown Castle International Corp. REIT	1,653	155,729
CubeSmart REIT	843	22,980
CyrusOne, Inc. REIT	317	15,080
DCT Industrial Trust, Inc. REIT	422	20,488
DDR Corp. REIT	1,426	24,855
Digital Realty Trust, Inc. REIT (a)	714	69,344
Douglas Emmett, Inc. (a)	666	24,396
Duke Realty Corp.	1,757	48,019
Empire State Realty Trust, Inc. Class A	520	10,894
EPR Properties	315	24,803
Equinix, Inc. REIT	333	119,963
Equity Commonwealth (b)	571	17,256

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Equity LifeStyle Properties, Inc.	393	$30,332
Equity One, Inc.	422	12,917
Equity Residential REIT	1,744	112,192
Essex Property Trust, Inc. REIT	298	66,365
Extra Space Storage, Inc. REIT (a)	601	47,725
Federal Realty Investment Trust REIT	321	49,412
Forest City Realty Trust, Inc. Class A	1,015	23,477
Gaming and Leisure Properties, Inc.	836	27,964
General Growth Properties, Inc. REIT	2,690	74,244
HCP, Inc. REIT	2,300	87,285
Healthcare Trust of America, Inc. Class A	617	20,127
Highwoods Properties, Inc.	423	22,047
Hospitality Properties Trust	668	19,853
Host Hotels & Resorts, Inc. REIT	3,487	54,293
Iron Mountain, Inc. REIT (a)	1,315	49,352
Kilroy Realty Corp. REIT	399	27,671
Kimco Realty Corp. REIT	1,885	54,571
Lamar Advertising Co. Class A (a)	347	22,663
Liberty Property Trust REIT	672	27,115
Life Storage, Inc. REIT	211	18,766
Macerich Co.	722	58,388
MFA Financial, Inc.	1,678	12,551
Mid-America Apartment Communities, Inc.	375	35,246
National Retail Properties, Inc.	678	34,476
NorthStar Realty Finance Corp.	897	11,813
Omega Healthcare Investors, Inc. (a)	959	33,997
Outfront Media, Inc.	689	16,295
Paramount Group, Inc. REIT	952	15,603
Piedmont Office Realty Trust, Inc. Class A	734	15,979
Post Properties, Inc. REIT	248	16,400
Prologis, Inc. REIT	2,511	134,439
Public Storage REIT	728	162,446
Rayonier, Inc.	574	15,234
Realty Income Corp. REIT (a)	1,179	78,910
Regency Centers Corp.	522	40,450
Retail Properties of America, Inc. Class A	1,184	19,891
Senior Housing Properties Trust	992	22,528
Simon Property Group, Inc. REIT	1,473	304,926
SL Green Realty Corp. REIT	481	51,996
Spirit Realty Capital, Inc. REIT	2,097	27,953
Starwood Property Trust, Inc.	1,007	22,678
STORE Capital Corp.	736	21,690
Sun Communities, Inc. REIT	315	24,721
Tanger Factory Outlet Centers, Inc.	437	17,026
Taubman Centers, Inc.	302	22,472
Two Harbors Investment Corp.	1,697	14,475
UDR, Inc. REIT	1,232	44,340
Ventas, Inc. REIT	1,606	113,432
VEREIT, Inc.	4,220	43,761
Vornado Realty Trust REIT	864	87,445
Weingarten Realty Investors REIT	604	23,544
Welltower, Inc. REIT	1,730	129,352
Weyerhaeuser Co.	3,694	117,986
WP Carey, Inc.	467	30,135

		4,027,150

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (b)	1,302	36,430
Howard Hughes Corp. (b)	180	20,610

Jones Lang LaSalle, Inc.	201	22,872
Realogy Holdings Corp.	723	18,697

		98,609

ROAD & RAIL — 0.9%
AMERCO	39	12,645
Avis Budget Group, Inc. (b)	488	16,694
CSX Corp.	4,651	141,855
Genesee & Wyoming, Inc. Class A (b)	269	18,548
Hertz Global Holdings, Inc. (b)	394	15,823
JB Hunt Transport Services, Inc.	418	33,916
Kansas City Southern	508	47,407
Landstar System, Inc.	211	14,365
Norfolk Southern Corp.	1,436	139,378
Old Dominion Freight Line, Inc. (b)	314	21,544
Ryder System, Inc.	243	16,026
Union Pacific Corp.	4,042	394,216

		872,417

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Analog Devices, Inc.	1,439	92,744
Applied Materials, Inc.	5,278	159,132
Broadcom, Ltd.	1,852	319,507
Cree, Inc. (b)	509	13,091
Cypress Semiconductor Corp. (a)	1,533	18,641
First Solar, Inc. (a) (b)	395	15,599
Intel Corp.	22,965	866,929
KLA-Tencor Corp.	683	47,612
Lam Research Corp. (a)	747	70,748
Linear Technology Corp.	1,139	67,531
Marvell Technology Group, Ltd.	1,892	25,107
Maxim Integrated Products, Inc.	1,323	52,827
Microchip Technology, Inc.	1,057	65,682
Micron Technology, Inc. (b)	4,900	87,122
NVIDIA Corp. (a)	2,391	163,831
ON Semiconductor Corp. (b)	1,957	24,110
Qorvo, Inc. (b)	690	38,461
QUALCOMM, Inc.	7,109	486,967
Skyworks Solutions, Inc. (a)	880	67,003
SunPower Corp. (a) (b)	226	2,016
Teradyne, Inc.	921	19,875
Texas Instruments, Inc.	4,929	345,917
Xilinx, Inc.	1,208	65,643

		3,116,095

SOFTWARE — 4.4%
Activision Blizzard, Inc.	2,680	118,724
Adobe Systems, Inc. (b)	2,373	257,565
ANSYS, Inc. (b)	432	40,007
Atlassian Corp. PLC Class A (b)	112	3,357
Autodesk, Inc. (b)	1,036	74,934
CA, Inc.	1,475	48,793
Cadence Design Systems, Inc. (b)	1,282	32,729
CDK Global, Inc.	744	42,676
Citrix Systems, Inc. (b)	725	61,784
Dell Technologies, Inc. — VMware, Inc. Class V (b)	1,028	49,138
Electronic Arts, Inc. (b)	1,419	121,183
FireEye, Inc. (a) (b)	708	10,429
Fortinet, Inc. (b)	633	23,377

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Guidewire Software, Inc. (b)	317	$19,014
Intuit, Inc.	1,200	132,012
Manhattan Associates, Inc. (b)	317	18,266
Microsoft Corp.	36,596	2,107,930
NetSuite, Inc. (b)	176	19,481
Nuance Communications, Inc. (b)	1,182	17,139
Oracle Corp.	14,287	561,193
PTC, Inc. (b)	571	25,301
Red Hat, Inc. (b)	870	70,322
salesforce.com, Inc. (b)	3,148	224,547
ServiceNow, Inc. (b)	750	59,362
Splunk, Inc. (b)	588	34,504
SS&C Technologies Holdings, Inc. (a)	689	22,151
Symantec Corp.	3,156	79,216
Synopsys, Inc. (b)	691	41,011
Tableau Software, Inc. Class A (b)	216	11,938
Tyler Technologies, Inc. (a) (b)	108	18,493
Ultimate Software Group, Inc. (b)	135	27,593
VMware, Inc. Class A (a) (b)	389	28,533
Workday, Inc. Class A (a) (b)	540	49,513
Zynga, Inc. Class A (b)	3,035	8,832

		4,461,047

SPECIALTY RETAIL — 2.4%
Advance Auto Parts, Inc.	344	51,297
AutoNation, Inc. (a) (b)	324	15,782
AutoZone, Inc. (a) (b)	146	112,178
Bed Bath & Beyond, Inc. (a)	823	35,480
Best Buy Co., Inc.	1,424	54,368
Burlington Stores, Inc. (b)	317	25,683
Cabela’s, Inc. (b)	228	12,524
CarMax, Inc. (a) (b)	924	49,295
CST Brands, Inc.	318	15,293
Dick’s Sporting Goods, Inc.	408	23,142
Foot Locker, Inc.	675	45,711
GameStop Corp. Class A (a)	522	14,402
Gap, Inc.	1,207	26,844
Home Depot, Inc.	5,989	770,665
L Brands, Inc.	1,189	84,146
Lowe’s Cos., Inc.	4,283	309,275
Michaels Cos., Inc. (b)	406	9,813
Murphy USA, Inc. (b)	215	15,342
O’Reilly Automotive, Inc. (b)	471	131,932
Penske Automotive Group, Inc. (a)	197	9,491
Ross Stores, Inc.	1,944	124,999
Sally Beauty Holdings, Inc. (b)	756	19,414
Signet Jewelers, Ltd. (a)	371	27,651
Staples, Inc.	3,020	25,821
Tiffany & Co. (a)	519	37,695
TJX Cos., Inc.	3,254	243,334
Tractor Supply Co.	639	43,037
Ulta Salon Cosmetics & Fragrance, Inc. (b)	300	71,394
Urban Outfitters, Inc. (b)	479	16,535
Williams-Sonoma, Inc. (a)	452	23,088

		2,445,631

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
Apple, Inc.	26,467	2,992,094
Hewlett Packard Enterprise Co.	8,410	191,328

HP, Inc.	8,413	130,654
Lexmark International, Inc. Class A	280	11,189
NCR Corp. (b)	736	23,692
NetApp, Inc.	1,440	51,581
Western Digital Corp.	1,269	74,198

		3,474,736

TEXTILES,APPAREL & LUXURY GOODS — 0.8%
Carter’s, Inc.	255	22,111
Coach, Inc.	1,289	47,126
Hanesbrands, Inc. (a)	1,835	46,334
Kate Spade & Co. (b)	596	10,209
lululemon athletica, Inc. (b)	518	31,588
Michael Kors Holdings, Ltd. (b)	735	34,391
NIKE, Inc. Class B	6,493	341,856
PVH Corp.	378	41,769
Ralph Lauren Corp.	276	27,915
Skechers U.S.A., Inc. Class A (b)	568	13,007
Under Armour, Inc. Class A (a) (b)	817	31,601
Under Armour, Inc. Class C (b)	823	27,867
VF Corp.	1,601	89,736

		765,510

THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc.	2,436	34,664
TFS Financial Corp.	342	6,091

		40,755

TOBACCO — 1.5%
Altria Group, Inc.	9,399	594,299
Philip Morris International, Inc.	7,509	730,025
Reynolds American, Inc.	4,098	193,220

		1,517,544

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp. (a)	497	14,204
Fastenal Co.	1,362	56,904
HD Supply Holdings, Inc. (b)	1,103	35,274
Herc Holdings, Inc. (b)	131	4,415
MSC Industrial Direct Co., Inc. Class A	214	15,710
United Rentals, Inc. (b)	457	35,870
W.W. Grainger, Inc.	267	60,032
Watsco, Inc.	120	16,908
WESCO International, Inc. (b)	201	12,360

		251,677

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	322	26,803

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	816	61,070
Aqua America, Inc.	813	24,780

		85,850

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Corp. (a) (b)	3,467	22,986
T-Mobile US, Inc. (a) (b)	1,362	63,633
Telephone & Data Systems, Inc.	431	11,715
United States Cellular Corp. (b)	60	2,180

		100,514

TOTAL COMMON STOCKS (Cost $82,890,841)		101,131,482

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (e) (f)	240,605	$240,605
State Street Navigator Securities Lending Prime Portfolio (f) (g)	541,806	541,806

TOTAL SHORT-TERM INVESTMENTS (Cost $782,411)		782,411

TOTAL INVESTMENTS — 100.4% (Cost $83,673,252)		101,913,893
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(373,100)

NET ASSETS — 100.0%		$101,540,793

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at September 30, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,016,740	$—	$—	$2,016,740
Air Freight & Logistics	662,662	—	—	662,662
Airlines	554,590	—	—	554,590
Auto Components	463,587	—	—	463,587
Automobiles	628,527	—	—	628,527
Banks	5,266,087	—	—	5,266,087
Beverages	2,018,410	—	—	2,018,410
Biotechnology	3,059,790	—	—	3,059,790
Building Products	239,132	—	—	239,132
Capital Markets	2,659,724	—	—	2,659,724
Chemicals	2,144,502	—	—	2,144,502
Commercial Services & Supplies	402,507	—	—	402,507
Communications Equipment	1,129,676	—	—	1,129,676
Construction & Engineering	153,290	—	—	153,290
Construction Materials	141,359	—	—	141,359
Consumer Finance	752,801	—	—	752,801
Containers & Packaging	524,512	—	—	524,512
Distributors	140,370	—	—	140,370
Diversified Consumer Services	85,737	—	—	85,737
Diversified Financial Services	1,348,784	—	—	1,348,784
Diversified Telecommunication Services	2,477,828	—	—	2,477,828
Electric Utilities	1,956,229	—	—	1,956,229
Electrical Equipment	547,726	—	—	547,726
Electronic Equipment, Instruments & Components	529,481	—	—	529,481
Energy Equipment & Services	1,096,185	—	—	1,096,185
Food & Staples Retailing	2,037,237	—	—	2,037,237
Food Products	1,782,241	—	—	1,782,241
Gas Utilities	115,015	—	—	115,015
Health Care Equipment & Supplies	2,785,243	—	—	2,785,243
Health Care Providers & Services	2,491,916	—	—	2,491,916
Health Care Technology	157,795	—	—	157,795
Hotels, Restaurants & Leisure	1,934,127	—	—	1,934,127
Household Durables	525,026	—	—	525,026
Household Products	1,850,117	—	—	1,850,117
Independent Power Producers & Energy Traders	82,567	—	—	82,567

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Industrial Conglomerates	$2,359,997	$—	$—	$2,359,997
Insurance	2,951,901	—	—	2,951,901
Internet & Catalog Retail	2,301,595	—	—	2,301,595
Internet Software & Services	4,363,231	—	—	4,363,231
IT Services	3,934,699	—	—	3,934,699
Leisure Equipment & Products	146,334	—	—	146,334
Life Sciences Tools & Services	786,347	—	—	786,347
Machinery	1,712,416	—	—	1,712,416
Marine	16,037	—	—	16,037
Media	3,099,382	—	—	3,099,382
Metals & Mining	430,823	—	—	430,823
Multi-Utilities	998,692	—	—	998,692
Multiline Retail	518,192	—	—	518,192
Oil, Gas & Consumable Fuels	5,997,339	—	—	5,997,339
Paper & Forest Products	11,510	—	—	11,510
Personal Products	166,953	—	—	166,953
Pharmaceuticals	4,975,436	—	—	4,975,436
Professional Services	314,740	—	—	314,740
Real Estate Investment Trusts (REITs)	4,027,150	—	—	4,027,150
Real Estate Management & Development	98,609	—	—	98,609
Road & Rail	872,417	—	—	872,417
Semiconductors & Semiconductor Equipment	3,116,095	—	—	3,116,095
Software	4,461,047	—	—	4,461,047
Specialty Retail	2,445,631	—	—	2,445,631
Technology Hardware, Storage & Peripherals	3,474,736	—	—	3,474,736
Textiles, Apparel & Luxury Goods	765,510	—	—	765,510
Thrifts & Mortgage Finance.	40,755	—	—	40,755
Tobacco	1,517,544	—	—	1,517,544
Trading Companies & Distributors	251,677	—	—	251,677
Transportation Infrastructure	26,803	—	—	26,803
Water Utilities	85,850	—	—	85,850
Wireless Telecommunication Services	100,514	—	—	100,514
Short-Term Investments	782,411	—	—	782,411

TOTAL INVESTMENTS	$101,913,893	$—	$—	$101,913,893

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	1,815	$97,865	95	—	1,910	$132,993	$726	$—
State Street Institutional Liquid Reserves Fund, Premier Class	120,617	120,617	1,488,824	1,368,836	240,605	240,605	237	—
State Street Navigator Securities Lending Prime Portfolio	4,634,658	4,634,658	4,677,416	8,770,268	541,806	541,806	5,476	—

TOTAL		$4,853,140				$915,404	$6,439	$—

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 96.5%
AEROSPACE & DEFENSE — 1.5%
AAR Corp.	1,729	$54,152
Aerojet Rocketdyne Holdings, Inc. (a)	3,072	54,006
Aerovironment, Inc. (a)	1,014	24,752
Astronics Corp. (a)	1,009	45,455
Cubic Corp.	1,392	65,160
Curtiss-Wright Corp.	2,364	215,384
DigitalGlobe, Inc. (a)	3,399	93,473
Ducommun, Inc. (a)	572	13,064
Engility Holdings, Inc. (a)	938	29,547
Esterline Technologies Corp. (a)	1,562	118,774
KEYW Holding Corp. (a)	1,748	19,298
KLX, Inc. (a)	2,734	96,237
Kratos Defense & Security Solutions, Inc. (a)	2,399	16,529
Mercury Systems, Inc. (a)	2,174	53,415
Moog, Inc. Class A (a)	1,713	101,992
National Presto Industries, Inc.	260	22,825
Sparton Corp. (a)	545	14,312
TASER International, Inc. (a) (b)	2,866	81,996
Teledyne Technologies, Inc. (a)	1,892	204,204
Triumph Group, Inc. (b)	2,700	75,276
Vectrus, Inc. (a)	520	7,920
Wesco Aircraft Holdings, Inc. (a)	2,949	39,605

		1,447,376

AIR FREIGHT & LOGISTICS — 0.5%
Air Transport Services Group, Inc. (a)	2,869	41,170
Atlas Air Worldwide Holdings, Inc. (a)	1,321	56,565
Echo Global Logistics, Inc. (a)	1,633	37,657
Forward Air Corp.	1,618	69,995
Hub Group, Inc. Class A (a)	1,820	74,183
Park-Ohio Holdings Corp.	468	17,059
Radiant Logistics, Inc. (a)	1,302	3,698
XPO Logistics, Inc. (a) (b)	5,294	194,131

		494,458

AIRLINES — 0.4%
Allegiant Travel Co.	677	89,411
Hawaiian Holdings, Inc. (a)	2,847	138,364
SkyWest, Inc.	2,723	71,915
Virgin America, Inc. (a)	994	53,189

		352,879

AUTO COMPONENTS — 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	3,918	67,468
Cooper Tire & Rubber Co.	3,046	115,809
Cooper-Standard Holding, Inc. (a)	807	79,732
Dana, Inc.	7,872	122,724
Dorman Products, Inc. (a)	1,352	86,393
Drew Industries, Inc.	1,248	122,329
Federal-Mogul Holdings Corp. (a)	1,489	14,309
Fox Factory Holding Corp. (a)	1,140	26,186
Gentherm, Inc. (a)	1,926	60,515
Horizon Global Corp. (a)	913	18,196
Metaldyne Performance Group, Inc.	904	14,328
Modine Manufacturing Co. (a)	2,606	30,907
Motorcar Parts of America, Inc. (a)	936	26,938
Spartan Motors, Inc.	1,900	18,202

Standard Motor Products, Inc.	1,121	53,539
Stoneridge, Inc. (a)	1,592	29,293
Strattec Security Corp.	182	6,425
Superior Industries International, Inc.	1,277	37,237
Tenneco, Inc. (a) (b)	2,994	174,460
Tower International, Inc.	1,069	25,763

		1,130,753

AUTOMOBILES — 0.0% (c)
Winnebago Industries, Inc.	1,386	32,668

BANKS — 9.5%
1st Source Corp.	957	34,160
Access National Corp.	520	12,428
ACNB Corp.	300	7,974
Allegiance Bancshares, Inc. (a)	600	16,200
American National Bankshares, Inc.	446	12,466
Ameris Bancorp	1,804	63,050
Ames National Corp. (b)	567	15,683
Arrow Financial Corp.	610	20,018
Atlantic Capital Bancshares, Inc. (a)	900	13,482
Banc of California, Inc.	2,675	46,706
BancFirst Corp.	411	29,802
Banco Latinoamericano de Comercio Exterior SA	1,637	46,131
Bancorp, Inc. (a)	1,820	11,684
BancorpSouth, Inc.	4,740	109,968
Bank of Marin Bancorp	263	13,079
Bank of the Ozarks, Inc. (b)	4,754	182,554
Bankwell Financial Group, Inc.	400	9,476
Banner Corp.	1,675	73,264
Bar Harbor Bankshares	260	9,547
Berkshire Hills Bancorp, Inc.	1,704	47,218
Blue Hills Bancorp, Inc. (b)	1,450	21,779
BNC Bancorp	1,983	48,227
Boston Private Financial Holdings, Inc.	4,409	56,567
Bridge Bancorp, Inc.	949	27,132
Brookline Bancorp, Inc.	3,876	47,248
Bryn Mawr Bank Corp.	1,007	32,214
C&F Financial Corp.	200	8,616
Camden National Corp.	537	25,636
Capital Bank Financial Corp. Class A	999	32,078
Capital City Bank Group, Inc.	728	10,753
Cardinal Financial Corp.	1,609	41,979
Carolina Financial Corp.	600	13,404
Cascade Bancorp (a)	1,647	9,981
Cathay General Bancorp	3,962	121,950
CenterState Banks, Inc.	2,517	44,626
Central Pacific Financial Corp.	1,647	41,488
Central Valley Community Bancorp	600	9,516
Century Bancorp, Inc. Class A	182	8,248
Chemical Financial Corp.	3,384	149,336
Citizens & Northern Corp.	697	15,313
City Holding Co.	863	43,400
CNB Financial Corp.	753	15,933
CoBiz Financial, Inc.	1,946	25,901
Codorus Valley Bancorp, Inc.	500	10,940
Columbia Banking System, Inc.	2,993	97,931
Community Bank System, Inc.	2,264	108,921
Community Trust Bancorp, Inc.	829	30,764
CommunityOne Bancorp (a)	567	7,847

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

ConnectOne Bancorp, Inc.	1,701	$30,720
County Bancorp, Inc.	300	6,003
CU Bancorp (a)	910	20,757
Customers Bancorp, Inc. (a)	1,428	35,928
CVB Financial Corp. (b)	5,538	97,524
Eagle Bancorp, Inc. (a)	1,604	79,125
Enterprise Bancorp, Inc.	406	11,368
Enterprise Financial Services Corp.	941	29,406
Equity Bancshares, Inc. Class A (a)	300	7,782
Farmers Capital Bank Corp.	390	11,560
Farmers National Banc Corp.	1,400	15,092
FCB Financial Holdings, Inc. Class A (a)	1,648	63,333
Fidelity Southern Corp.	1,201	22,086
Financial Institutions, Inc.	775	21,010
First BanCorp (a) (b)	6,632	34,486
First Bancorp, Inc.	541	12,968
First Bancorp/Southern Pines	1,070	21,175
First Busey Corp.	1,636	36,974
First Business Financial Services, Inc.	414	9,729
First Citizens BancShares, Inc. Class A	410	120,495
First Commonwealth Financial Corp.	4,589	46,303
First Community Bancshares, Inc.	866	21,477
First Community Financial Partners, Inc. (a)	700	6,664
First Connecticut Bancorp, Inc. (b)	967	17,203
First Financial Bancorp	3,229	70,521
First Financial Bankshares, Inc.	3,497	127,431
First Financial Corp.	629	25,588
First Foundation, Inc. (a)	700	17,269
First Internet Bancorp	300	6,927
First Interstate BancSystem, Inc. Class A	962	30,313
First Merchants Corp.	2,209	59,091
First Mid-Illinois Bancshares, Inc.	300	8,178
First Midwest Bancorp, Inc.	4,335	83,926
First NBC Bank Holding Co. (a)	782	7,382
First Northwest Bancorp (a)	600	8,094
First of Long Island Corp.	672	22,277
Flushing Financial Corp.	1,542	36,576
FNB Corp.	11,014	135,472
Franklin Financial Network, Inc. (a)	560	20,944
Fulton Financial Corp.	9,115	132,350
German American Bancorp, Inc.	700	27,251
Glacier Bancorp, Inc.	4,081	116,390
Great Southern Bancorp, Inc.	575	23,403
Great Western Bancorp, Inc.	3,109	103,592
Green Bancorp, Inc. (a)	1,350	14,756
Guaranty Bancorp	811	14,476
Hancock Holding Co.	4,033	130,790
Hanmi Financial Corp.	1,725	45,437
Heartland Financial USA, Inc.	1,201	43,320
Heritage Commerce Corp.	1,170	12,800
Heritage Financial Corp.	1,592	28,576
Heritage Oaks Bancorp	1,000	8,200
Hilltop Holdings, Inc. (a)	3,959	88,919
Home BancShares, Inc.	6,494	135,140
HomeTrust Bancshares, Inc. (a)	870	16,095
Hope Bancorp, Inc.	7,015	121,851
Horizon Bancorp	463	13,603
IBERIABANK Corp.	2,150	144,308

Independent Bank Corp.	1,297	70,155
Independent Bank Corp.	1,194	20,095
Independent Bank Group, Inc.	569	25,133
International Bancshares Corp.	2,855	85,022
Investors Bancorp, Inc.	16,231	194,934
Lakeland Bancorp, Inc.	2,077	29,161
Lakeland Financial Corp.	1,371	48,561
LCNB Corp.	400	7,288
LegacyTexas Financial Group, Inc.	2,328	73,635
Live Oak Bancshares, Inc. (b)	1,200	17,304
Macatawa Bank Corp.	1,700	13,583
MainSource Financial Group, Inc.	1,144	28,543
MB Financial, Inc.	3,865	147,025
MBT Financial Corp.	1,200	10,860
Mercantile Bank Corp.	881	23,655
Merchants Bancshares, Inc.	338	10,948
Middleburg Financial Corp.	300	8,484
MidWestOne Financial Group, Inc.	364	11,055
MutualFirst Financial, Inc.	300	8,319
National Bank Holdings Corp. Class A	1,480	34,588
National Bankshares, Inc.	393	14,455
National Commerce Corp. (a)	390	10,553
NBT Bancorp, Inc.	2,296	75,470
Nicolet Bankshares, Inc. (a)	400	15,340
Northrim BanCorp, Inc.	400	10,300
OFG Bancorp	2,554	25,821
Old Line Bancshares, Inc.	500	9,865
Old National Bancorp	7,078	99,517
Old Second Bancorp, Inc.	1,432	11,900
Opus Bank	941	33,283
Orrstown Financial Services, Inc.	500	9,875
Pacific Continental Corp.	1,015	17,072
Pacific Premier Bancorp, Inc. (a)	1,493	39,505
Park National Corp.	707	67,872
Park Sterling Corp.	2,479	20,129
Peapack Gladstone Financial Corp.	853	19,116
Penns Woods Bancorp, Inc.	260	11,560
People’s Utah Bancorp	700	14,245
Peoples Bancorp, Inc.	1,000	24,590
Peoples Financial Services Corp.	393	16,019
Pinnacle Financial Partners, Inc.	2,273	122,924
Preferred Bank.	654	23,381
Premier Financial Bancorp, Inc.	500	8,570
PrivateBancorp, Inc.	4,111	188,777
Prosperity Bancshares, Inc.	3,570	195,957
QCR Holdings, Inc.	520	16,505
Renasant Corp. (b)	2,226	74,860
Republic Bancorp, Inc. Class A	520	16,162
Republic First Bancorp, Inc. (a)	2,500	10,275
S&T Bancorp, Inc.	1,839	53,313
Sandy Spring Bancorp, Inc.	1,359	41,558
Seacoast Banking Corp. of Florida (a)	1,570	25,261
ServisFirst Bancshares, Inc.	1,223	63,486
Shore Bancshares, Inc.	700	8,246
Sierra Bancorp	681	12,776
Simmons First National Corp. Class A	1,566	78,143
South State Corp.	1,275	95,676
Southern First Bancshares, Inc. (a)	300	8,274
Southern National Bancorp of Virginia, Inc.	600	7,830

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Southside Bancshares, Inc.	1,339	$43,089
Southwest Bancorp, Inc.	1,070	20,319
State Bank Financial Corp.	1,768	40,346
Sterling Bancorp	6,687	117,022
Stock Yards Bancorp, Inc.	1,123	37,014
Stonegate Bank	520	17,550
Suffolk Bancorp	645	22,427
Summit Financial Group, Inc.	600	11,496
Sun Bancorp, Inc.	440	10,146
Texas Capital Bancshares, Inc. (a) (b)	2,497	137,135
Tompkins Financial Corp.	779	59,523
Towne Bank	2,444	58,729
TriCo Bancshares	1,140	30,518
TriState Capital Holdings, Inc. (a)	1,147	18,524
Triumph Bancorp, Inc. (a) (b)	919	18,233
Trustmark Corp.	3,434	94,641
UMB Financial Corp. (b)	2,409	143,215
Umpqua Holdings Corp.	11,604	174,640
Union Bankshares Corp.	2,454	65,694
Union Bankshares, Inc./Morrisville (b)	200	6,812
United Bankshares, Inc. (b)	3,544	133,502
United Community Banks, Inc.	3,542	74,453
Univest Corp. of Pennsylvania	1,241	28,990
Valley National Bancorp (b)	13,099	127,453
Veritex Holdings, Inc. (a)	600	10,434
Washington Trust Bancorp, Inc.	779	31,331
WashingtonFirst Bankshares, Inc.	500	12,305
Webster Financial Corp.	4,912	186,705
WesBanco, Inc. (b)	2,166	71,218
West Bancorp, Inc.	760	14,896
Westamerica Bancorporation (b)	1,248	63,498
Wintrust Financial Corp.	2,604	144,704
Yadkin Financial Corp.	2,605	68,485

		9,104,888

BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a) (b)	479	74,370
Coca-Cola Bottling Co. Consolidated	233	34,521
Craft Brew Alliance, Inc. (a)	572	10,771
MGP Ingredients, Inc. (b)	620	25,122
National Beverage Corp. (a) (b)	629	27,707
Primo Water Corp. (a)	1,300	15,769

		188,260

BIOTECHNOLOGY — 5.2%
Acceleron Pharma, Inc. (a) (b)	1,521	55,045
Achillion Pharmaceuticals, Inc. (a)	6,148	49,799
Acorda Therapeutics, Inc. (a)	2,219	46,333
Adamas Pharmaceuticals, Inc. (a) (b)	1,000	16,410
Aduro Biotech, Inc. (a) (b)	2,090	25,979
Advaxis, Inc. (a) (b)	2,032	21,722
Agenus, Inc. (a) (b)	4,255	30,551
Aimmune Therapeutics, Inc. (a) (b)	1,537	23,055
Akebia Therapeutics, Inc. (a)	2,154	19,494
Alder Biopharmaceuticals, Inc. (a)	2,599	85,169
AMAG Pharmaceuticals, Inc. (a)	1,794	43,971
Amicus Therapeutics, Inc. (a)	7,070	52,318
Anavex Life Sciences Corp. (a) (b)	400	1,452
Anthera Pharmaceuticals, Inc. (a) (b)	1,699	5,352
Applied Genetic Technologies Corp. (a)	856	8,372

Aptevo Therapeutics, Inc. (a)	894	2,289
Ardelyx, Inc. (a)	1,175	15,204
Arena Pharmaceuticals, Inc. (a)	12,061	21,107
ARIAD Pharmaceuticals, Inc. (a)	9,702	132,820
Array BioPharma, Inc. (a) (b)	7,688	51,894
Arrowhead Pharmaceuticals, Inc. (a) (b)	3,608	26,519
Atara Biotherapeutics, Inc. (a) (b)	1,311	28,042
Athersys, Inc. (a) (b)	4,400	9,372
Avexis, Inc. (a)	300	12,363
Axovant Sciences, Ltd. (a) (b)	1,351	18,914
Bellicum Pharmaceuticals, Inc. (a) (b)	1,245	24,775
BioCryst Pharmaceuticals, Inc. (a)	3,668	16,176
BioSpecifics Technologies Corp. (a)	272	12,422
BioTime, Inc. (a)	3,047	11,883
Bluebird Bio, Inc. (a) (b)	2,000	135,560
Blueprint Medicines Corp. (a)	1,190	35,343
Cara Therapeutics, Inc. (a)	1,227	10,245
Celldex Therapeutics, Inc. (a)	5,045	20,382
Cellular Biomedicine Group, Inc. (a) (b)	520	7,540
Cepheid (a)	3,895	205,227
Chimerix, Inc. (a) (b)	2,279	12,626
Cidara Therapeutics, Inc. (a)	800	9,160
Clovis Oncology, Inc. (a) (b)	1,887	68,026
Coherus Biosciences, Inc. (a)	1,696	45,419
Concert Pharmaceuticals, Inc. (a)	782	7,906
Curis, Inc. (a)	5,208	13,593
Cytokinetics, Inc. (a) (b)	1,811	16,625
CytomX Therapeutics, Inc. (a)	1,200	18,816
CytRx Corp. (a) (b)	2,917	1,716
Dynavax Technologies Corp. (a) (b)	1,932	20,267
Eagle Pharmaceuticals, Inc. (a) (b)	490	34,300
Edge Therapeutics, Inc. (a)	1,000	10,410
Editas Medicine, Inc. (a)	300	4,044
Emergent BioSolutions, Inc. (a)	1,789	56,407
Enanta Pharmaceuticals, Inc. (a)	803	21,368
Epizyme, Inc. (a)	2,224	21,884
Esperion Therapeutics, Inc. (a)	701	9,709
Exact Sciences Corp. (a) (b)	5,338	99,127
Exelixis, Inc. (a)	11,901	152,214
FibroGen, Inc. (a)	2,909	60,216
Five Prime Therapeutics, Inc. (a)	1,513	79,417
Flexion Therapeutics, Inc. (a)	1,048	20,478
Foundation Medicine, Inc. (a)	734	17,139
Galena Biopharma, Inc. (a) (b)	9,884	3,462
Genomic Health, Inc. (a)	931	26,924
Geron Corp. (a) (b)	8,469	19,140
Global Blood Therapeutics, Inc. (a) (b)	833	19,201
Halozyme Therapeutics, Inc. (a) (b)	5,705	68,916
Heron Therapeutics, Inc. (a)	1,640	28,257
Idera Pharmaceuticals, Inc. (a) (b)	4,837	12,383
Ignyta, Inc. (a)	1,312	8,252
ImmunoGen, Inc. (a) (b)	4,422	11,851
Immunomedics, Inc. (a) (b)	5,124	16,653
Inotek Pharmaceuticals Corp. (a) (b)	1,200	11,376
Inovio Pharmaceuticals, Inc. (a) (b)	3,642	33,943
Insmed, Inc. (a) (b)	3,255	47,263
Insys Therapeutics, Inc. (a) (b)	1,179	13,900
Intellia Therapeutics, Inc. (a) (b)	500	8,510
Invitae Corp. (a)	1,400	12,264

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Ironwood Pharmaceuticals, Inc. (a) (b)	7,013	$111,366
Karyopharm Therapeutics, Inc. (a)	1,301	12,659
Keryx Biopharmaceuticals, Inc. (a) (b)	4,499	23,890
Kite Pharma, Inc. (a)	2,111	117,920
La Jolla Pharmaceutical Co. (a)	720	17,129
Lexicon Pharmaceuticals, Inc. (a) (b)	2,102	37,983
Ligand Pharmaceuticals, Inc. (a)	985	100,529
Lion Biotechnologies, Inc. (a) (b)	2,679	22,048
Loxo Oncology, Inc. (a)	820	21,468
MacroGenics, Inc. (a)	1,759	52,612
MannKind Corp. (a) (b)	17,701	10,975
Medgenics, Inc. (a)	912	5,080
MediciNova, Inc. (a) (b)	1,700	12,733
Merrimack Pharmaceuticals, Inc. (a) (b)	6,149	39,046
MiMedx Group, Inc. (a) (b)	5,846	50,159
Minerva Neurosciences, Inc. (a) (b)	900	12,703
Momenta Pharmaceuticals, Inc. (a)	3,626	42,388
Myriad Genetics, Inc. (a) (b)	3,646	75,035
NantKwest, Inc. (a) (b)	1,100	8,558
Natera, Inc. (a)	1,500	16,665
NewLink Genetics Corp. (a)	1,037	15,576
Novavax, Inc. (a) (b)	14,473	30,104
OncoMed Pharmaceuticals, Inc. (a)	951	10,870
Ophthotech Corp. (a) (b)	1,618	74,638
Organovo Holdings, Inc. (a) (b)	4,754	18,018
Otonomy, Inc. (a)	1,426	25,939
OvaScience, Inc. (a)	1,222	8,749
PDL BioPharma, Inc.	8,828	29,574
Pfenex, Inc. (a)	782	6,999
PharmAthene, Inc. (a)	4,000	11,600
Portola Pharmaceuticals, Inc. (a)	2,590	58,819
Progenics Pharmaceuticals, Inc. (a) (b)	3,866	24,472
Proteostasis Therapeutics, Inc. (a)	400	6,236
Prothena Corp. PLC (a) (b)	1,836	110,105
PTC Therapeutics, Inc. (a) (b)	1,800	25,218
Puma Biotechnology, Inc. (a)	1,300	87,165
Radius Health, Inc. (a) (b)	1,742	94,225
Raptor Pharmaceutical Corp. (a)	4,216	37,817
REGENXBIO, Inc. (a)	1,300	18,213
Regulus Therapeutics, Inc. (a)	1,672	5,518
Repligen Corp. (a)	1,722	51,987
Retrophin, Inc. (a)	1,842	41,224
Rigel Pharmaceuticals, Inc. (a)	4,833	17,737
Sage Therapeutics, Inc. (a) (b)	1,480	68,154
Sangamo BioSciences, Inc. (a) (b)	3,668	16,983
Sarepta Therapeutics, Inc. (a)	2,331	143,147
Seres Therapeutics, Inc. (a) (b)	1,009	12,401
Sorrento Therapeutics, Inc. (a) (b)	1,302	10,077
Spark Therapeutics, Inc. (a)	927	55,676
Spectrum Pharmaceuticals, Inc. (a)	3,415	15,948
Stemline Therapeutics, Inc. (a) (b)	902	9,769
Synergy Pharmaceuticals, Inc. (a) (b)	10,000	55,100
Synthetic Biologics, Inc. (a) (b)	4,600	7,912
T2 Biosystems, Inc. (a)	617	4,467
TESARO, Inc. (a) (b)	1,272	127,505
TG Therapeutics, Inc. (a)	1,859	14,389
Tobira Therapeutics, Inc. (a)	500	19,870
Trevena, Inc. (a)	2,672	18,036
Trovagene, Inc. (a) (b)	1,263	5,671
Ultragenyx Pharmaceutical, Inc. (a)	1,911	135,566

Vanda Pharmaceuticals, Inc. (a)	1,743	29,003
Versartis, Inc. (a)	1,515	18,559
Vitae Pharmaceuticals, Inc. (a)	1,462	30,585
Vital Therapies, Inc. (a)	1,183	7,240
Voyager Therapeutics, Inc. (a) (b)	700	8,407
XBiotech, Inc. (a) (b)	1,000	13,460
Xencor, Inc. (a)	1,624	39,772
Zafgen, Inc. (a)	1,565	5,180
ZIOPHARM Oncology, Inc. (a) (b)	6,680	37,608

		4,938,495

BUILDING PRODUCTS — 1.1%
AAON, Inc.	2,246	64,730
Advanced Drainage Systems, Inc.	1,847	44,439
American Woodmark Corp. (a)	734	59,138
Apogee Enterprises, Inc.	1,432	63,996
Armstrong Flooring, Inc. (a)	1,300	24,544
Builders FirstSource, Inc. (a)	4,650	53,521
Caesarstone, Ltd. (a)	1,300	49,023
Continental Building Products, Inc. (a)	1,940	40,721
CSW Industrials, Inc. (a)	800	25,912
Gibraltar Industries, Inc. (a)	1,681	62,449
Griffon Corp. (b)	1,613	27,437
Insteel Industries, Inc.	1,000	36,240
Masonite International Corp. (a)	1,610	100,094
NCI Building Systems, Inc. (a)	1,579	23,038
Patrick Industries, Inc. (a)	727	45,016
PGT, Inc. (a)	2,786	29,727
Ply Gem Holdings, Inc. (a)	1,192	15,925
Quanex Building Products Corp.	1,840	31,758
Simpson Manufacturing Co., Inc.	2,217	97,437
Trex Co., Inc. (a) (b)	1,555	91,310
Universal Forest Products, Inc.	1,001	98,588

		1,085,043

CAPITAL MARKETS — 1.3%
Arlington Asset Investment Corp. Class A	1,065	15,751
Associated Capital Group, Inc. Class A	336	11,914
BGC Partners, Inc. Class A	11,588	101,395
Calamos Asset Management, Inc. Class A	1,179	8,041
Cohen & Steers, Inc.	1,044	44,631
Cowen Group, Inc. Class A (a) (b)	4,989	18,110
Diamond Hill Investment Group, Inc.	156	28,827
Evercore Partners, Inc. Class A	2,116	108,995
Financial Engines, Inc. (b)	2,983	88,625
GAMCO Investors, Inc. Class A	236	6,719
Greenhill & Co., Inc. (b)	1,482	34,931
Houlihan Lokey, Inc.	574	14,379
INTL. FCStone, Inc. (a)	775	30,109
Investment Technology Group, Inc.	1,877	32,172
Janus Capital Group, Inc.	7,624	106,812
KCG Holdings, Inc. Class A (a)	2,860	44,416
Ladenburg Thalmann Financial Services, Inc. (a)	5,792	13,379
Manning & Napier, Inc.	1,000	7,090
Moelis & Co. Class A	1,177	31,649
OM Asset Management PLC	2,169	30,171
Oppenheimer Holdings, Inc. Class A	546	7,802

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Piper Jaffray Cos. (a)	849	$41,007
PJT Partners, Inc. Class A	1,000	27,270
Pzena Investment Management, Inc. Class A	629	4,843
Safeguard Scientifics, Inc. (a)	1,170	15,163
Stifel Financial Corp. (a)	3,460	133,037
Virtu Financial, Inc. Class A	1,412	21,138
Virtus Investment Partners, Inc.	323	31,609
Waddell & Reed Financial, Inc. Class A	4,300	78,088
Westwood Holdings Group, Inc.	388	20,607
WisdomTree Investments, Inc. (b)	6,351	65,352

		1,224,032

CHEMICALS — 2.4%
A Schulman, Inc.	1,584	46,126
AgroFresh Solutions, Inc. (a)	1,500	7,935
American Vanguard Corp.	1,586	25,471
Balchem Corp. (b)	1,639	127,072
Calgon Carbon Corp.	2,658	40,322
Chase Corp.	363	25,091
Chemours Co.	9,800	156,800
Chemtura Corp. (a)	3,436	112,735
Codexis, Inc. (a)	2,100	9,324
Ferro Corp. (a)	4,484	61,924
Flotek Industries, Inc. (a) (b)	2,813	40,901
FutureFuel Corp.	1,222	13,784
GCP Applied Technologies, Inc. (a)	3,800	107,616
Hawkins, Inc.	492	21,318
HB Fuller Co.	2,605	121,054
Ingevity Corp. (a)	2,300	106,030
Innophos Holdings, Inc.	1,096	42,777
Innospec, Inc.	1,275	77,533
KMG Chemicals, Inc.	416	11,785
Koppers Holdings, Inc. (a)	1,169	37,618
Kraton Corp. (a)	1,577	55,258
Kronos Worldwide, Inc.	1,090	9,036
LSB Industries, Inc. (a) (b)	1,063	9,121
Minerals Technologies, Inc.	1,854	131,059
Olin Corp.	8,792	180,412
OMNOVA Solutions, Inc. (a)	2,606	21,995
PolyOne Corp.	4,478	151,401
Quaker Chemical Corp.	670	70,973
Rayonier Advanced Materials, Inc.	2,457	32,850
Sensient Technologies Corp.	2,350	178,130
Stepan Co.	1,044	75,857
TerraVia Holdings, Inc. (a) (b)	3,960	10,890
Trecora Resources (a)	1,118	12,768
Tredegar Corp.	1,378	25,617
Trinseo SA	1,478	83,596
Tronox, Ltd. Class A	3,201	29,993

		2,272,172

COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	2,892	114,812
ACCO Brands Corp. (a)	5,877	56,654
Aqua Metals, Inc. (a) (b)	700	6,202
ARC Document Solutions, Inc. (a)	2,001	7,484
Brady Corp. Class A	2,519	87,183
Brink’s Co.	2,328	86,322
Casella Waste Systems, Inc. Class A (a)	2,141	22,052

CECO Environmental Corp.	1,791	20,203
Deluxe Corp.	2,608	174,267
Ennis, Inc.	1,456	24,534
Essendant, Inc.	2,012	41,286
G&K Services, Inc. Class A	1,014	96,827
Healthcare Services Group, Inc.	3,711	146,881
Heritage-Crystal Clean, Inc. (a)	495	6,574
Herman Miller, Inc.	3,151	90,119
HNI Corp.	2,349	93,490
InnerWorkings, Inc. (a)	2,232	21,025
Interface, Inc.	3,461	57,764
Kimball International, Inc. Class B	1,748	22,619
Knoll, Inc.	2,580	58,953
Matthews International Corp. Class A	1,715	104,203
McGrath RentCorp	1,178	37,354
Mobile Mini, Inc.	2,382	71,936
MSA Safety, Inc.	1,634	94,837
Multi-Color Corp. (b)	681	44,946
Quad/Graphics, Inc.	1,534	40,989
SP Plus Corp. (a)	841	21,504
Steelcase, Inc. Class A	4,605	63,964
Team, Inc. (a)	1,595	52,173
Tetra Tech, Inc.	3,175	112,617
TRC Cos., Inc. (a)	782	6,780
UniFirst Corp. (b)	738	97,313
US Ecology, Inc.	1,174	52,642
Viad Corp.	1,144	42,179
VSE Corp. (b)	510	17,335
West Corp.	2,458	54,273

		2,150,296

COMMUNICATIONS EQUIPMENT — 1.8%
ADTRAN, Inc.	2,489	47,639
Aerohive Networks, Inc. (a)	1,600	9,744
Applied Optoelectronics, Inc. (a)	776	17,235
Bel Fuse, Inc. Class B	549	13,253
Black Box Corp.	910	12,649
CalAmp Corp. (a)	1,946	27,147
Calix, Inc. (a)	2,193	16,119
Ciena Corp. (a)	7,331	159,816
Clearfield, Inc. (a)	597	11,224
Comtech Telecommunications Corp.	853	10,927
Digi International, Inc. (a)	1,437	16,382
EMCORE Corp.	1,562	8,903
Extreme Networks, Inc. (a)	5,066	22,746
Finisar Corp. (a)	5,705	170,009
Harmonic, Inc. (a)	4,945	29,324
Infinera Corp. (a)	7,596	68,592
InterDigital, Inc.	1,909	151,193
Ixia (a)	3,626	45,325
KVH Industries, Inc. (a)	867	7,638
Lumentum Holdings, Inc. (a)	2,700	112,779
NETGEAR, Inc. (a)	1,725	104,345
NetScout Systems, Inc. (a)	5,107	149,380
Oclaro, Inc. (a)	4,886	41,775
Plantronics, Inc.	1,779	92,437
ShoreTel, Inc. (a)	3,180	25,440
Silicom, Ltd.	300	12,420
Sonus Networks, Inc. (a)	2,317	18,026
Ubiquiti Networks, Inc. (a) (b)	1,458	78,003

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

ViaSat, Inc. (a) (b)	2,408	$179,757
Viavi Solutions, Inc. (a)	12,400	91,636

		1,751,863

CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. (a)	1,854	35,356
Argan, Inc.	674	39,894
Comfort Systems USA, Inc.	2,053	60,174
Dycom Industries, Inc. (a)	1,624	132,811
EMCOR Group, Inc.	3,202	190,903
Granite Construction, Inc.	2,046	101,768
Great Lakes Dredge & Dock Corp. (a)	3,304	11,564
HC2 Holdings, Inc. (a) (b)	2,212	12,055
Layne Christensen Co. (a) (b)	1,300	11,063
MasTec, Inc. (a)	3,540	105,280
MYR Group, Inc. (a)	953	28,685
NV5 Global, Inc. (a)	462	14,927
Orion Group Holdings, Inc. (a)	1,484	10,165
Primoris Services Corp.	2,295	47,277
Tutor Perini Corp. (a)	2,064	44,314

		846,236

CONSTRUCTION MATERIALS — 0.2%
Headwaters, Inc. (a)	3,803	64,347
Summit Materials, Inc. Class A (a)	3,491	64,758
United States Lime & Minerals, Inc.	104	6,864
US Concrete, Inc. (a) (b)	783	36,069

		172,038

CONSUMER FINANCE — 0.5%
Encore Capital Group, Inc. (a) (b)	1,203	27,043
Enova International, Inc. (a)	1,290	12,487
EZCORP, Inc. Class A (a)	2,814	31,123
Firstcash, Inc.	2,605	122,643
Green Dot Corp. Class A (a)	2,293	52,877
LendingClub Corp. (a) (b)	17,700	109,386
Nelnet, Inc. Class A	1,192	48,121
PRA Group, Inc. (a) (b)	2,478	85,590
Regional Management Corp. (a)	727	15,740
World Acceptance Corp. (a) (b)	343	16,821

		521,831

CONTAINERS & PACKAGING — 0.2%
AEP Industries, Inc.	263	28,764
Greif, Inc. Class A	1,632	80,931
Greif, Inc. Class B	100	6,059
Multi Packaging Solutions International, Ltd. (a)	1,338	19,281
Myers Industries, Inc.	1,262	16,393
UFP Technologies, Inc. (a)	400	10,600

		162,028

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	2,538	90,861
Weyco Group, Inc.	367	9,861

		100,722

DIVERSIFIED CONSUMER SERVICES — 0.9%
American Public Education, Inc. (a)	788	15,610
Apollo Education Group, Inc. (a)	4,826	38,367
Ascent Capital Group, Inc. Class A (a)	677	15,686
Bridgepoint Education, Inc. (a)	783	5,379

Bright Horizons Family Solutions, Inc. (a)	2,270	151,840
Capella Education Co.	619	35,927
Career Education Corp. (a)	3,837	26,053
Carriage Services, Inc.	860	20,339
Chegg, Inc. (a)	3,851	27,304
Collectors Universe, Inc.	362	6,708
DeVry Education Group, Inc. (b)	3,254	75,037
Grand Canyon Education, Inc. (a) (b)	2,415	97,542
Houghton Mifflin Harcourt Co. (a)	6,686	89,659
K12, Inc. (a)	1,793	25,730
LifeLock, Inc. (a)	4,459	75,446
Regis Corp. (a)	2,062	25,878
Sotheby’s	2,874	109,270
Strayer Education, Inc. (a)	603	28,148
Weight Watchers International, Inc. (a) (b)	1,453	14,995

		884,918

DIVERSIFIED FINANCIAL SERVICES — 0.1%
FNFV Group (a)	3,376	42,133
GAIN Capital Holdings, Inc.	2,523	15,592
Marlin Business Services Corp.	442	8,566
NewStar Financial, Inc. (a)	1,440	13,982
On Deck Capital, Inc. (a) (b)	2,704	15,413
PICO Holdings, Inc. (a)	1,274	15,020
Tiptree Financial, Inc. Class A	1,381	8,203

		118,909

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
ATN International, Inc.	590	38,374
Cincinnati Bell, Inc. (a)	11,532	47,051
Cogent Communications Holdings, Inc.	2,323	85,510
Consolidated Communications Holdings, Inc.	2,573	64,942
FairPoint Communications, Inc. (a)	1,171	17,600
General Communication, Inc. Class A (a)	1,735	23,856
Globalstar, Inc. (a) (b)	20,810	25,180
Hawaiian Telcom Holdco, Inc. (a)	375	8,396
IDT Corp. Class B	808	13,930
Inteliquent, Inc.	1,793	28,939
Iridium Communications, Inc. (a) (b)	4,428	35,911
Lumos Networks Corp. (a)	1,063	14,882
ORBCOMM, Inc. (a)	3,476	35,629
pdvWireless, Inc. (a)	450	10,305
Straight Path Communications, Inc. Class B (a) (b)	490	12,549
Vonage Holdings Corp. (a)	10,554	69,762
Windstream Holdings, Inc. (b)	5,186	52,119

		584,935

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	2,625	156,502
El Paso Electric Co.	2,175	101,725
Empire District Electric Co.	2,375	81,083
IDACORP, Inc.	2,732	213,861
MGE Energy, Inc.	1,889	106,747
Otter Tail Corp.	2,001	69,215
PNM Resources, Inc.	4,185	136,933
Portland General Electric Co.	4,701	200,216

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Spark Energy, Inc. Class A (b)	300	$8,739

		1,075,021

ELECTRICAL EQUIPMENT — 0.7%
Allied Motion Technologies, Inc.	390	7,375
American Superconductor Corp. (a) (b)	800	5,608
AZZ, Inc.	1,329	86,744
Babcock & Wilcox Enterprises, Inc. (a)	2,500	41,250
Encore Wire Corp.	1,052	38,682
Energous Corp. (a) (b)	800	15,688
EnerSys	2,335	161,559
FuelCell Energy, Inc. (a) (b)	905	4,905
Generac Holdings, Inc. (a)	3,492	126,759
General Cable Corp. (b)	2,531	37,914
LSI Industries, Inc.	1,174	13,184
Plug Power, Inc. (a) (b)	8,721	14,913
Powell Industries, Inc.	494	19,785
Preformed Line Products Co.	153	6,452
Sunrun, Inc. (a) (b)	3,528	22,226
Thermon Group Holdings, Inc. (a)	1,759	34,740
Vicor Corp. (a)	1,016	11,786

		649,570

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Agilysys, Inc. (a)	778	8,651
Anixter International, Inc. (a)	1,550	99,975
AVX Corp.	2,218	30,586
Badger Meter, Inc.	1,402	46,981
Belden, Inc.	2,194	151,364
Benchmark Electronics, Inc. (a)	2,702	67,415
Coherent, Inc. (a)	1,288	142,376
Control4 Corp. (a)	1,050	12,894
CTS Corp.	1,829	34,019
Daktronics, Inc.	2,012	19,195
DTS, Inc.	889	37,818
Electro Scientific Industries, Inc. (a) (b)	1,800	10,152
ePlus, Inc. (a)	316	29,834
Fabrinet (a)	1,846	82,313
FARO Technologies, Inc. (a)	941	33,829
II-VI, Inc. (a)	3,188	77,564
Insight Enterprises, Inc. (a)	1,877	61,096
InvenSense, Inc. (a)	4,520	33,538
Itron, Inc. (a)	1,870	104,271
Kimball Electronics, Inc. (a)	1,308	18,129
Knowles Corp. (a)	4,777	67,117
Littelfuse, Inc.	1,178	151,738
Maxwell Technologies, Inc. (a) (b)	1,900	9,804
Mesa Laboratories, Inc.	154	17,611
Methode Electronics, Inc.	2,036	71,199
MTS Systems Corp.	749	34,476
Novanta, Inc. (a)	1,690	29,322
OSI Systems, Inc. (a)	909	59,430
Park Electrochemical Corp.	1,170	20,323
PC Connection, Inc.	518	13,686
Plexus Corp. (a)	1,792	83,830
Radisys Corp. (a)	2,000	10,690
Rofin-Sinar Technologies, Inc. (a)	1,361	43,797
Rogers Corp. (a)	957	58,454
Sanmina Corp. (a)	3,924	111,716
ScanSource, Inc. (a)	1,441	52,597
SYNNEX Corp.	1,609	183,603
Tech Data Corp. (a)	1,856	157,222
TTM Technologies, Inc. (a) (b)	3,919	44,873
Universal Display Corp. (a) (b)	2,212	122,788
Vishay Intertechnology, Inc. (b)	7,299	102,843
Vishay Precision Group, Inc. (a)	676	10,836

		2,559,955

ENERGY EQUIPMENT & SERVICES — 1.0%
Archrock, Inc.	3,620	47,350
Atwood Oceanics, Inc. (b)	3,384	29,407
Bristow Group, Inc.	1,854	25,993
CARBO Ceramics, Inc.	1,037	11,345
Dawson Geophysical Co. (a)	1,200	9,156
Era Group, Inc. (a)	1,117	8,992
Exterran Corp. (a)	1,810	28,381
Fairmount Santrol Holdings, Inc. (a) (b)	3,609	30,604
Forum Energy Technologies, Inc. (a) (b)	3,102	61,606
Geospace Technologies Corp. (a)	706	13,753
Helix Energy Solutions Group, Inc. (a)	5,513	44,821
Hornbeck Offshore Services, Inc. (a) (b)	1,845	10,148
Independence Contract Drilling, Inc. (a)	1,942	10,195
Matrix Service Co. (a)	1,440	27,014
McDermott International, Inc. (a)	12,399	62,119
Natural Gas Services Group, Inc. (a)	697	17,139
Newpark Resources, Inc. (a)	4,189	30,831
Oil States International, Inc. (a)	2,749	86,786
Parker Drilling Co. (a)	6,566	14,248
PHI, Inc. NVDR (a)	675	12,265
Pioneer Energy Services Corp. (a)	3,460	13,978
RigNet, Inc. (a)	671	10,146
SEACOR Holdings, Inc. (a)	835	49,674
Seadrill, Ltd. (a) (b)	20,400	48,348
Tesco Corp.	1,958	15,977
TETRA Technologies, Inc. (a)	4,320	26,395
Tidewater, Inc. (b)	2,218	6,255
Unit Corp. (a)	2,618	48,695
US Silica Holdings, Inc.	3,413	158,909
Willbros Group, Inc. (a)	2,600	4,888

		965,418

FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	1,441	52,135
Chefs’ Warehouse, Inc. (a) (b)	931	10,371
Ingles Markets, Inc. Class A Class A	826	32,660
Natural Grocers by Vitamin Cottage, Inc. (a)	497	5,547
Performance Food Group Co. (a)	2,042	50,642
PriceSmart, Inc.	1,106	92,639
Smart & Final Stores, Inc. (a) (b)	1,095	13,983
SpartanNash Co.	2,009	58,100
SUPERVALU, Inc. (a)	14,553	72,619
United Natural Foods, Inc. (a)	2,616	104,745
Village Super Market, Inc. Class A	333	10,659
Weis Markets, Inc.	519	27,507

		531,607

FOOD PRODUCTS — 1.3%
Amplify Snack Brands, Inc. (a) (b)	1,590	25,758
B&G Foods, Inc.	3,309	162,737

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Cal-Maine Foods, Inc. (b)	1,618	$62,358
Calavo Growers, Inc.	809	52,933
Darling Ingredients, Inc. (a)	8,757	118,307
Dean Foods Co. (b)	4,869	79,851
Farmer Brothers Co. (a)	481	17,099
Fresh Del Monte Produce, Inc.	1,731	103,687
Freshpet, Inc. (a) (b)	1,148	9,930
Inventure Foods, Inc. (a)	760	7,144
J&J Snack Foods Corp.	751	89,459
John B Sanfilippo & Son, Inc.	442	22,688
Lancaster Colony Corp.	1,032	136,317
Landec Corp. (a)	1,405	18,841
Limoneira Co. (b)	520	9,828
Omega Protein Corp. (a)	1,092	25,520
Sanderson Farms, Inc. (b)	1,070	103,073
Seaboard Corp. (a)	14	48,160
Seneca Foods Corp. Class A (a)	342	9,658
Snyder’s-Lance, Inc.	4,315	144,898
Tootsie Roll Industries, Inc. (b)	937	34,510

		1,282,756

GAS UTILITIES — 1.1%
Chesapeake Utilities Corp.	782	47,749
Delta Natural Gas Co., Inc. (b)	500	11,925
New Jersey Resources Corp.	4,571	150,203
Northwest Natural Gas Co.	1,422	85,477
ONE Gas, Inc.	2,767	171,111
South Jersey Industries, Inc.	4,160	122,928
Southwest Gas Corp.	2,574	179,820
Spire, Inc.	2,369	151,000
WGL Holdings, Inc.	2,679	167,973

		1,088,186

HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abaxis, Inc.	1,220	62,976
Accuray, Inc. (a) (b)	4,060	25,862
Analogic Corp.	681	60,337
AngioDynamics, Inc. (a)	1,378	24,170
Anika Therapeutics, Inc. (a)	754	36,079
AtriCure, Inc. (a)	1,828	28,919
Atrion Corp.	75	31,995
Avinger, Inc. (a)	700	3,339
AxoGen, Inc. (a)	1,400	12,642
Cantel Medical Corp.	1,915	149,332
Cardiovascular Systems, Inc. (a)	1,780	42,257
Cerus Corp. (a) (b)	5,045	31,329
ConforMIS, Inc. (a) (b)	2,086	20,693
CONMED Corp.	1,478	59,209
CryoLife, Inc.	1,518	26,671
Cutera, Inc. (a)	650	7,748
Cynosure, Inc. Class A (a)	1,305	66,477
Endologix, Inc. (a)	4,361	55,821
Entellus Medical, Inc. (a)	281	6,233
Exactech, Inc. (a)	518	14,001
GenMark Diagnostics, Inc. (a)	2,304	27,187
Glaukos Corp. (a)	856	32,305
Globus Medical, Inc. Class A (a)	3,735	84,299
Haemonetics Corp. (a)	2,685	97,224
Halyard Health, Inc. (a)	2,548	88,314
ICU Medical, Inc. (a)	802	101,357

Inogen, Inc. (a)	903	54,090
Insulet Corp. (a)	3,144	128,715
Integer Holdings Corp. (a) (b)	1,700	36,873
Integra LifeSciences Holdings Corp. (a)	1,583	130,677
Invacare Corp.	1,767	19,737
InVivo Therapeutics Holdings Corp. (a) (b)	1,302	8,854
IRIDEX Corp. (a)	500	7,245
K2M Group Holdings, Inc. (a) (b)	1,454	25,852
LeMaitre Vascular, Inc.	650	12,896
Masimo Corp. (a)	2,233	132,841
Meridian Bioscience, Inc.	2,295	44,270
Merit Medical Systems, Inc. (a)	2,349	57,057
Natus Medical, Inc. (a)	1,744	68,522
Neogen Corp. (a)	1,986	111,097
Nevro Corp. (a)	1,315	137,273
Novocure, Ltd. (a) (b)	2,774	23,690
NuVasive, Inc. (a)	2,627	175,116
NxStage Medical, Inc. (a)	3,283	82,042
OraSure Technologies, Inc. (a)	3,100	24,707
Orthofix International NV (a)	879	37,595
Oxford Immunotec Global PLC (a)	893	11,216
Penumbra, Inc. (a)	1,386	105,322
Quidel Corp. (a) (b)	1,544	34,107
Rockwell Medical, Inc. (a) (b)	2,745	18,391
RTI Surgical, Inc. (a)	3,099	9,700
Second Sight Medical Products, Inc. (a)	605	2,130
Senseonics Holdings, Inc. (a)	2,000	7,800
Spectranetics Corp. (a)	2,233	56,026
STAAR Surgical Co. (a)	1,983	18,640
SurModics, Inc. (a)	810	24,373
Tandem Diabetes Care, Inc. (a)	865	6,626
Utah Medical Products, Inc.	177	10,585
Vascular Solutions, Inc. (a)	910	43,889
Wright Medical Group NV (a) (b)	5,530	135,651
Zeltiq Aesthetics, Inc. (a)	1,915	75,106

		3,075,487

HEALTH CARE PROVIDERS & SERVICES — 2.2%
AAC Holdings, Inc. (a) (b)	692	12,034
Aceto Corp.	1,507	28,618
Addus HomeCare Corp. (a) (b)	559	14,624
Adeptus Health, Inc. Class A (a) (b)	688	29,618
Air Methods Corp. (a) (b)	1,883	59,296
Almost Family, Inc. (a)	442	16,252
Amedisys, Inc. (a)	1,437	68,171
American Renal Associates Holdings, Inc. (a) .	500	9,135
AMN Healthcare Services, Inc. (a)	2,497	79,579
BioScrip, Inc. (a) (b)	3,622	10,468
BioTelemetry, Inc. (a)	1,376	25,552
Capital Senior Living Corp. (a)	1,583	26,594
Chemed Corp. (b)	862	121,602
Civitas Solutions, Inc. (a)	908	16,580
Community Health Systems, Inc. (a) (b)	5,900	68,086
CorVel Corp. (a)	614	23,578
Cross Country Healthcare, Inc. (a)	1,704	20,073
Diplomat Pharmacy, Inc. (a) (b)	2,468	69,129
Ensign Group, Inc.	2,438	49,077

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

HealthEquity, Inc. (a)	2,248	$85,087
HealthSouth Corp.	4,747	192,586
Healthways, Inc. (a)	1,777	47,019
Kindred Healthcare, Inc.	4,668	47,707
Landauer, Inc.	541	24,064
LHC Group, Inc. (a)	850	31,348
Magellan Health, Inc. (a)	1,355	72,804
Molina Healthcare, Inc. (a)	2,310	134,719
National HealthCare Corp.	590	38,934
National Research Corp. Class A	549	8,943
Nobilis Health Corp. (a) (b)	3,562	11,933
Owens & Minor, Inc.	3,254	113,011
PharMerica Corp. (a)	1,621	45,502
Providence Service Corp. (a)	721	35,062
Quorum Health Corp. (a)	1,700	10,659
RadNet, Inc. (a)	1,714	12,684
Select Medical Holdings Corp. (a)	5,811	78,449
Surgery Partners, Inc. (a)	1,042	21,090
Surgical Care Affiliates, Inc. (a)	1,466	71,482
Team Health Holdings, Inc. (a)	3,670	119,495
Teladoc, Inc. (a) (b)	1,143	20,928
Triple-S Management Corp. Class B (a)	1,277	28,005
Universal American Corp. (b)	3,150	24,098
US Physical Therapy, Inc.	650	40,755

		2,064,430

HEALTH CARE TECHNOLOGY — 0.6%
Castlight Health, Inc. Class B (a)	1,595	6,635
Computer Programs & Systems, Inc. (b)	598	15,584
Cotiviti Holdings, Inc. (a)	700	23,471
Evolent Health, Inc. Class A (a)	921	22,675
HealthStream, Inc. (a)	1,378	38,033
HMS Holdings Corp. (a)	4,414	97,858
Medidata Solutions, Inc. (a)	2,967	165,440
Omnicell, Inc. (a)	1,901	72,808
Press Ganey Holdings, Inc. (a)	1,220	49,288
Quality Systems, Inc.	2,739	31,006
Vocera Communications, Inc. (a)	1,119	18,911

		541,709

HOTELS, RESTAURANTS & LEISURE — 2.8%
Belmond, Ltd. Class A (a)	4,805	61,072
Biglari Holdings, Inc. (a)	65	28,341
BJ’s Restaurants, Inc. (a)	1,248	44,366
Bloomin’ Brands, Inc.	6,065	104,561
Bob Evans Farms, Inc.	1,095	41,938
Bojangles’, Inc. (a) (b)	390	6,224
Boyd Gaming Corp. (a) (b)	4,279	84,639
Buffalo Wild Wings, Inc. (a)	964	135,673
Caesars Acquisition Co. Class A (a) (b)	2,373	29,473
Caesars Entertainment Corp. (a) (b)	2,728	20,324
Carrols Restaurant Group, Inc. (a)	1,739	22,972
Century Casinos, Inc. (a)	1,400	9,674
Cheesecake Factory, Inc.	2,476	123,949
Churchill Downs, Inc.	708	103,616
Chuy’s Holdings, Inc. (a)	905	25,286
ClubCorp Holdings, Inc.	3,462	50,095
Cracker Barrel Old Country Store, Inc. (b)	972	128,518
Dave & Buster’s Entertainment, Inc. (a)	2,027	79,418
Del Frisco’s Restaurant Group, Inc. (a)	1,233	16,608

Del Taco Restaurants, Inc. (a)	1,400	16,688
Denny’s Corp. (a)	4,033	43,113
DineEquity, Inc.	937	74,201
El Pollo Loco Holdings, Inc. (a) (b)	1,136	14,302
Eldorado Resorts, Inc. (a)	1,602	22,524
Fiesta Restaurant Group, Inc. (a) (b)	1,413	33,912
Golden Entertainment, Inc.	600	7,482
Habit Restaurants, Inc. Class A (a) (b)	557	7,798
International Speedway Corp. Class A	1,508	50,397
Interval Leisure Group, Inc.	5,992	102,883
Intrawest Resorts Holdings, Inc. (a)	648	10,511
Isle of Capri Casinos, Inc. (a)	1,445	32,195
J Alexander’s Holdings, Inc. (a)	650	6,584
Jack in the Box, Inc.	1,759	168,758
Jamba, Inc. (a) (b)	912	9,959
Kona Grill, Inc. (a)	390	4,902
La Quinta Holdings, Inc. (a)	4,385	49,024
Lindblad Expeditions Holdings, Inc. (a)	1,100	9,900
Marcus Corp.	1,052	26,342
Marriott Vacations Worldwide Corp.	1,221	89,524
Monarch Casino & Resort, Inc. (a)	463	11,654
Nathan’s Famous, Inc. (a)	200	10,509
Noodles & Co. (a)	568	2,704
Papa John’s International, Inc.	1,466	115,594
Penn National Gaming, Inc. (a)	4,089	55,488
Pinnacle Entertainment, Inc. (a)	3,100	38,254
Planet Fitness, Inc. Class A (a) (b)	747	14,992
Popeyes Louisiana Kitchen, Inc. (a)	1,193	63,396
Potbelly Corp. (a)	1,416	17,601
Red Robin Gourmet Burgers, Inc. (a)	707	31,773
Red Rock Resorts, Inc. Class A	1,500	35,385
Ruby Tuesday, Inc. (a)	3,361	8,402
Ruth’s Hospitality Group, Inc.	1,675	23,651
Scientific Games Corp. Class A (a) (b)	2,557	28,817
SeaWorld Entertainment, Inc.	3,656	49,283
Shake Shack, Inc. Class A (a) (b)	906	31,411
Sonic Corp.	2,552	66,811
Speedway Motorsports, Inc.	623	11,127
Texas Roadhouse, Inc.	3,507	136,878
Wingstop, Inc.	853	24,993
Zoe’s Kitchen, Inc. (a) (b)	958	21,258

		2,697,727

HOUSEHOLD DURABLES — 1.3%
Bassett Furniture Industries, Inc.	520	12,090
Beazer Homes USA, Inc. (a)	1,855	21,629
Cavco Industries, Inc. (a)	398	39,422
Century Communities, Inc. (a)	782	16,821
CSS Industries, Inc.	463	11,844
Ethan Allen Interiors, Inc.	1,355	42,371
Flexsteel Industries, Inc.	460	23,791
GoPro, Inc. Class A (a) (b)	5,400	90,072
Green Brick Partners, Inc. (a) (b)	912	7,533
Helen of Troy, Ltd. (a)	1,477	127,273
Hooker Furniture Corp.	520	12,735
Hovnanian Enterprises, Inc. Class A (a)	6,200	10,478
Installed Building Products, Inc. (a)	1,000	35,870
iRobot Corp. (a) (b)	1,435	63,111
KB Home	4,500	72,540
La-Z-Boy, Inc.	2,537	62,309

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

LGI Homes, Inc. (a) (b)	810	$29,840
Libbey, Inc.	1,144	20,420
Lifetime Brands, Inc.	545	7,336
M/I Homes, Inc. (a)	1,329	31,325
MDC Holdings, Inc.	2,099	54,154
Meritage Homes Corp. (a)	2,011	69,782
NACCO Industries, Inc. Class A	260	17,670
New Home Co., Inc. (a) (b)	516	5,506
Taylor Morrison Home Corp. Class A (a)	1,562	27,491
TopBuild Corp. (a)	2,100	69,720
TRI Pointe Group, Inc. (a)	7,888	103,964
Universal Electronics, Inc. (a)	705	52,494
WCI Communities, Inc. (a)	1,254	29,745
William Lyon Homes Class A (a) (b)	1,339	24,838
ZAGG, Inc. (a) (b)	1,432	11,599

		1,205,773

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. Class A (a)	2,286	56,693
HRG Group, Inc. (a)	6,331	99,397
Oil-Dri Corp. of America	260	9,786
Orchids Paper Products Co.	565	15,385
WD-40 Co.	784	88,145

		269,406

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.6%
Atlantic Power Corp.	6,642	16,406
Atlantica Yield PLC	3,160	60,072
Dynegy, Inc. (a)	6,298	78,032
NRG Yield, Inc. Class A	1,829	29,849
NRG Yield, Inc. Class C (b)	3,257	55,239
Ormat Technologies, Inc.	2,071	100,257
Pattern Energy Group, Inc.	2,986	67,155
Talen Energy Corp. (a) (b)	4,526	62,685
TerraForm Global, Inc. Class A (a)	5,173	21,261
TerraForm Power, Inc. Class A (a)	4,800	66,768

		557,724

INDUSTRIAL CONGLOMERATES — 0.0% (c)
Raven Industries, Inc.	1,895	43,642

INSURANCE — 2.3%
Ambac Financial Group, Inc. (a)	2,280	41,929
American Equity Investment Life Holding Co.	4,349	77,108
AMERISAFE, Inc.	1,026	60,308
Argo Group International Holdings, Ltd.	1,528	86,210
Atlas Financial Holdings, Inc. (a)	600	9,462
Baldwin & Lyons, Inc. Class B	496	12,712
Citizens, Inc. (a) (b)	2,397	22,436
CNO Financial Group, Inc.	9,519	145,355
Donegal Group, Inc. Class A	393	6,331
eHealth, Inc. (a)	1,018	11,412
EMC Insurance Group, Inc.	517	13,923
Employers Holdings, Inc.	1,696	50,592
Enstar Group, Ltd. (a)	544	89,472
FBL Financial Group, Inc. Class A	471	30,130
Federated National Holding Co.	748	13,980
Fidelity & Guaranty Life (b)	629	14,586
Genworth Financial, Inc. Class A (a)	27,000	133,920

Global Indemnity PLC (a)	491	14,583
Greenlight Capital Re, Ltd. Class A (a)	1,559	31,866
Hallmark Financial Services, Inc. (a)	785	8,078
HCI Group, Inc.	541	16,425
Heritage Insurance Holdings, Inc.	1,289	18,574
Horace Mann Educators Corp.	2,167	79,420
Independence Holding Co. (b)	445	7,645
Infinity Property & Casualty Corp.	555	45,860
Investors Title Co. (b)	100	9,950
James River Group Holdings, Ltd.	789	28,562
Kemper Corp. (b)	2,168	85,246
Maiden Holdings, Ltd.	3,188	40,456
MBIA, Inc. (a)	7,199	56,080
National General Holdings Corp.	2,546	56,623
National Interstate Corp.	364	11,841
National Western Life Group, Inc. Class A	129	26,493
Navigators Group, Inc.	575	55,729
OneBeacon Insurance Group, Ltd. Class A	1,273	18,178
Primerica, Inc. (b)	2,522	133,742
RLI Corp.	2,106	143,966
Safety Insurance Group, Inc.	723	48,600
Selective Insurance Group, Inc.	2,946	117,427
State Auto Financial Corp.	805	19,167
State National Cos., Inc.	1,411	15,690
Stewart Information Services Corp.	1,179	52,406
Third Point Reinsurance, Ltd. (a)	4,108	49,296
Trupanion, Inc. (a) (b)	642	10,850
United Fire Group, Inc.	1,141	48,287
United Insurance Holdings Corp. (b)	861	14,620
Universal Insurance Holdings, Inc. (b)	1,683	42,412
WMIH Corp. (a)	11,500	26,910

		2,154,848

INTERNET & CATALOG RETAIL — 0.7%
1-800-Flowers.com, Inc. Class A (a)	1,456	13,352
Blue Nile, Inc. (b)	697	23,991
Duluth Holdings, Inc. (a) (b)	600	15,906
Etsy, Inc. (a)	5,612	80,139
FTD Cos., Inc. (a)	1,026	21,105
HSN, Inc.	1,659	66,028
Lands’ End, Inc. (a) (b)	862	12,499
Liberty TripAdvisor Holdings, Inc. Class A (a)	3,906	85,346
Nutrisystem, Inc.	1,586	47,088
Overstock.com, Inc. (a)	594	9,100
PetMed Express, Inc.	1,115	22,612
Shutterfly, Inc. (a)	1,789	79,861
Travelport Worldwide, Ltd.	6,278	94,358
Wayfair, Inc. Class A (a) (b)	1,729	68,071

		639,456

INTERNET SOFTWARE & SERVICES — 2.5%
2U, Inc. (a)	1,979	75,776
Actua Corp. (a)	2,038	26,392
Alarm.com Holdings, Inc. (a)	625	18,037
Amber Road, Inc. (a)	1,167	11,262
Angie’s List, Inc. (a) (b)	2,323	23,021
Apigee Corp. (a)	900	15,660

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Appfolio, Inc. Class A (a)	441	$8,573
Autobytel, Inc. (a)	600	10,680
Bankrate, Inc. (a)	2,893	24,533
Bazaarvoice, Inc. (a)	4,781	28,256
Benefitfocus, Inc. (a)	736	29,381
Blucora, Inc. (a)	2,245	25,144
Box, Inc. Class A (a) (b)	2,660	41,922
Brightcove, Inc. (a)	1,456	19,001
Carbonite, Inc. (a)	932	14,316
Care.com, Inc. (a)	864	8,605
ChannelAdvisor Corp. (a)	1,070	13,835
Cimpress NV (a)	1,359	137,504
comScore, Inc. (a)	2,533	77,662
Cornerstone OnDemand, Inc. (a)	2,662	122,319
Cvent, Inc. (a)	1,599	50,704
DHI Group, Inc. (a)	2,323	18,328
EarthLink Holdings Corp.	5,759	35,706
Endurance International Group Holdings, Inc. (a) (b)	3,426	29,977
Envestnet, Inc. (a)	2,272	82,814
Everyday Health, Inc. (a)	1,652	12,704
Five9, Inc. (a)	1,800	28,224
Gogo, Inc. (a) (b)	2,917	32,204
GrubHub, Inc. (a)	4,253	182,836
GTT Communications, Inc. (a)	1,520	35,766
Hortonworks, Inc. (a) (b)	2,182	18,220
inContact, Inc. (a)	2,984	41,716
Instructure, Inc. (a) (b)	600	15,222
Intralinks Holdings, Inc. (a)	2,113	21,257
j2 Global, Inc. (b)	2,478	165,060
Limelight Networks, Inc. (a)	2,788	5,214
Liquidity Services, Inc. (a)	1,326	14,904
LivePerson, Inc. (a)	3,100	26,071
LogMeIn, Inc.	1,382	124,919
Marchex, Inc. Class B (a)	2,038	5,645
MeetMe, Inc. (a)	2,200	13,640
MINDBODY, Inc. Class A (a) (b)	839	16,495
Monster Worldwide, Inc. (a)	4,747	17,137
New Relic, Inc. (a)	1,206	46,214
NIC, Inc.	3,527	82,884
Q2 Holdings, Inc. (a)	1,410	40,411
QuinStreet, Inc. (a)	1,664	5,025
Quotient Technology, Inc. (a)	3,542	47,144
Reis, Inc.	470	9,616
RetailMeNot, Inc. (a)	2,012	19,899
Shutterstock, Inc. (a)	1,019	64,910
SPS Commerce, Inc. (a)	903	66,289
Stamps.com, Inc. (a) (b)	875	82,696
TechTarget, Inc. (a)	757	6,101
TrueCar, Inc. (a) (b)	2,770	26,149
Web.com Group, Inc. (a)	2,353	40,636
WebMD Health Corp. (a)	1,987	98,754
Xactly Corp. (a)	1,200	17,664
XO Group, Inc. (a)	1,458	28,183

		2,409,217

IT SERVICES — 1.9%
Acxiom Corp. (a)	4,131	110,091
Blackhawk Network Holdings, Inc. (a)	2,910	87,795
CACI International, Inc. Class A (a)	1,273	128,446

Cardtronics PLC Class A (a)	2,414	107,664
Cass Information Systems, Inc.	549	31,101
Convergys Corp.	4,840	147,233
CSG Systems International, Inc.	1,689	69,806
Datalink Corp. (a)	1,093	11,597
EPAM Systems, Inc. (a)	2,604	180,483
EVERTEC, Inc.	3,436	57,656
ExlService Holdings, Inc. (a)	1,777	88,566
Forrester Research, Inc.	494	19,216
Hackett Group, Inc.	1,083	17,891
Information Services Group, Inc. (a)	2,100	8,379
Lionbridge Technologies, Inc. (a)	3,050	15,250
ManTech International Corp. Class A	1,303	49,110
MAXIMUS, Inc.	3,436	194,340
MoneyGram International, Inc. (a)	1,769	12,560
NeuStar, Inc. Class A (a) (b)	2,960	78,706
Perficient, Inc. (a)	1,819	36,653
PFSweb, Inc. (a)	1,020	9,109
Planet Payment, Inc. (a)	2,500	9,275
Science Applications International Corp.	2,238	155,250
ServiceSource International, Inc. (a)	3,177	15,504
Sykes Enterprises, Inc. (a)	1,960	55,135
Syntel, Inc. (a)	1,709	71,624
TeleTech Holdings, Inc.	911	26,410
Unisys Corp. (a) (b)	2,596	25,285
Virtusa Corp. (a) (b)	1,556	38,402

		1,858,537

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Arctic Cat, Inc. (b)	752	11,648
Callaway Golf Co.	5,042	58,538
JAKKS Pacific, Inc. (a) (b)	1,067	9,219
Johnson Outdoors, Inc. Class A	260	9,456
Malibu Boats, Inc. Class A (a)	837	12,471
Nautilus, Inc. (a)	1,722	39,124
Performance Sports Group, Ltd. (a) (b)	2,079	8,441
Smith & Wesson Holding Corp. (a) (b)	2,985	79,371
Sturm Ruger & Co., Inc.	963	55,623

		283,891

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Accelerate Diagnostics, Inc. (a) (b)	1,174	32,003
Albany Molecular Research, Inc. (a)	1,277	21,083
Cambrex Corp. (a)	1,644	73,092
Enzo Biochem, Inc. (a)	2,400	12,216
Fluidigm Corp. (a)	1,440	11,534
INC Research Holdings, Inc. Class A (a)	2,248	100,216
Luminex Corp. (a) (b)	2,053	46,644
NanoString Technologies, Inc. (a)	923	18,442
NeoGenomics, Inc. (a)	3,078	25,301
Pacific Biosciences of California, Inc. (a)	4,359	39,057
PAREXEL International Corp. (a) (b)	2,839	197,169
PRA Health Sciences, Inc. (a)	1,330	75,158

		651,915

MACHINERY — 3.4%
Actuant Corp. Class A	3,011	69,976
Alamo Group, Inc.	511	33,670
Albany International Corp. Class A	1,531	64,884
Altra Industrial Motion Corp.	1,308	37,893
American Railcar Industries, Inc. (b)	441	18,288

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Astec Industries, Inc.	989	$59,211
Barnes Group, Inc.	2,679	108,634
Briggs & Stratton Corp. (b)	2,296	42,820
Chart Industries, Inc. (a)	1,587	52,101
CIRCOR International, Inc.	867	51,639
CLARCOR, Inc.	2,531	164,515
Columbus McKinnon Corp.	1,075	19,178
Douglas Dynamics, Inc.	1,248	39,861
Dynamic Materials Corp.	900	9,594
Energy Recovery, Inc. (a)	2,000	31,960
EnPro Industries, Inc.	1,193	67,786
ESCO Technologies, Inc.	1,421	65,963
ExOne Co. (a) (b)	546	8,310
Federal Signal Corp.	3,036	40,257
Franklin Electric Co., Inc.	2,509	102,141
FreightCar America, Inc.	671	9,649
Global Brass & Copper Holdings, Inc.	1,118	32,299
Gorman-Rupp Co.	866	22,178
Graham Corp.	567	10,830
Greenbrier Cos., Inc. (b)	1,459	51,503
Harsco Corp.	4,213	41,835
Hillenbrand, Inc.	3,131	99,065
Hurco Cos., Inc.	386	10,835
Hyster-Yale Materials Handling, Inc.	538	32,350
John Bean Technologies Corp.	1,526	107,659
Joy Global, Inc.	5,300	147,022
Kadant, Inc.	630	32,829
Kennametal, Inc.	4,200	121,884
Lindsay Corp. (b)	530	39,209
Lydall, Inc. (a)	941	48,113
Manitowoc Co., Inc.	6,700	32,093
Meritor, Inc. (a)	4,521	50,319
Milacron Holdings Corp. (a)	701	11,188
Miller Industries, Inc.	629	14,335
Mueller Industries, Inc.	3,020	97,908
Mueller Water Products, Inc. Class A	8,340	104,667
Navistar International Corp. (a) (b)	2,748	62,902
NN, Inc.	1,326	24,200
Omega Flex, Inc.	156	6,015
Proto Labs, Inc. (a) (b)	1,321	79,141
RBC Bearings, Inc. (a)	1,243	95,065
Rexnord Corp. (a)	4,628	99,086
SPX Corp. (a)	2,300	46,322
SPX FLOW, Inc. (a)	1,900	58,748
Standex International Corp.	707	65,659
Sun Hydraulics Corp.	1,170	37,756
Supreme Industries, Inc. Class A	700	13,510
Tennant Co.	962	62,338
Titan International, Inc.	2,295	23,225
TriMas Corp. (a)	2,284	42,505
Wabash National Corp. (a) (b)	3,399	48,402
Watts Water Technologies, Inc. Class A	1,476	95,704
Woodward, Inc.	2,931	183,129

		3,250,158

MARINE — 0.1%
Costamare, Inc.	1,400	12,796
Matson, Inc.	2,243	89,451
Scorpio Bulkers, Inc. (a) (b)	1,336	4,622

		106,869

MEDIA — 1.6%
AMC Entertainment Holdings, Inc. Class A	1,148	35,691
Carmike Cinemas, Inc. (a)	1,259	41,157
Central European Media Enterprises, Ltd. Class A (a) (b)	4,423	10,217
Daily Journal Corp. (a) (b)	52	11,388
Entercom Communications Corp. Class A	1,308	16,926
Entravision Communications Corp. Class A	3,998	30,505
Eros International PLC (a) (b)	1,749	26,795
EW Scripps Co. Class A (a) (b)	3,019	48,002
Gannett Co., Inc.	6,300	73,332
Global Eagle Entertainment, Inc. (a)	2,599	21,598
Gray Television, Inc. (a)	3,204	33,193
IMAX Corp. (a)	3,124	90,502
Liberty Braves Group Class A (a)	300	5,235
Liberty Braves Group Class C (a)	1,900	33,022
Liberty Media Group Class C (a) (b)	3,500	98,490
Loral Space & Communications, Inc. (a)	707	27,651
MDC Partners, Inc. Class A	2,807	30,091
Media General, Inc. (a)	5,722	105,457
Meredith Corp.	1,960	101,900
MSG Networks, Inc. Class A (a)	3,300	61,413
National CineMedia, Inc.	3,445	50,710
New Media Investment Group, Inc.	2,076	32,178
New York Times Co. Class A	7,015	83,829
Nexstar Broadcasting Group, Inc. Class A (b) .	1,613	93,086
Reading International, Inc. Class A (a)	988	13,190
Saga Communications, Inc. Class A	186	8,433
Scholastic Corp.	1,375	54,120
Sinclair Broadcast Group, Inc. Class A	3,462	99,983
Time, Inc.	5,617	81,334
tronc, Inc. (b)	1,302	21,978
World Wrestling Entertainment, Inc. Class A	1,961	41,769

		1,483,175

METALS & MINING — 1.2%
AK Steel Holding Corp. (a)	12,793	61,790
Allegheny Technologies, Inc. (b)	5,800	104,806
Carpenter Technology Corp.	2,408	99,354
Century Aluminum Co. (a)	2,687	18,675
Cliffs Natural Resources, Inc. (a) (b)	9,369	54,809
Coeur Mining, Inc. (a)	8,196	96,959
Commercial Metals Co. (b)	6,133	99,293
Ferroglobe PLC	3,680	33,230
Gold Resource Corp.	3,100	23,002
Haynes International, Inc.	700	25,977
Hecla Mining Co.	20,075	114,427
Kaiser Aluminum Corp.	962	83,203
Materion Corp.	1,141	35,040
Olympic Steel, Inc.	515	11,382
Real Industry, Inc. (a)	1,172	7,173
Ryerson Holding Corp. (a)	621	7,011
Schnitzer Steel Industries, Inc. Class A	1,414	29,553
Stillwater Mining Co. (a)	6,740	90,046
SunCoke Energy, Inc.	3,474	27,861

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

TimkenSteel Corp. (b)	2,329	$24,338
Worthington Industries, Inc.	2,457	118,010

		1,165,939

MULTI-UTILITIES — 0.5%
Avista Corp.	3,300	137,907
Black Hills Corp. (b)	2,701	165,355
NorthWestern Corp.	2,549	146,644
Unitil Corp.	775	30,272

		480,178

MULTILINE RETAIL — 0.2%
Big Lots, Inc.	2,612	124,723
Fred’s, Inc. Class A	2,027	18,364
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,070	28,045
Sears Holdings Corp. (a) (b)	700	8,022
Tuesday Morning Corp. (a)	2,364	14,137

		193,291

OIL, GAS & CONSUMABLE FUELS — 2.0%
Abraxas Petroleum Corp. (a) (b)	4,298	7,264
Alon USA Energy, Inc.	1,612	12,993
Ardmore Shipping Corp. (b)	937	6,596
Bill Barrett Corp. (a)	2,658	14,779
California Resources Corp. (b)	1,700	21,250
Callon Petroleum Co. (a)	6,338	99,507
Carrizo Oil & Gas, Inc. (a) (b)	2,973	120,763
Clayton Williams Energy, Inc. (a)	333	28,452
Clean Energy Fuels Corp. (a)	5,226	23,360
Cobalt International Energy, Inc. (a)	22,600	28,024
Contango Oil & Gas Co. (a)	1,015	10,373
CVR Energy, Inc. (b)	1,000	13,770
Delek US Holdings, Inc.	3,468	59,962
Denbury Resources, Inc. (b)	18,800	60,724
DHT Holdings, Inc.	4,864	20,380
Dorian LPG, Ltd. (a)	1,168	7,008
Eclipse Resources Corp. (a) (b)	2,795	9,196
EP Energy Corp. Class A (a) (b)	2,100	9,198
Evolution Petroleum Corp.	884	5,552
EXCO Resources, Inc. (a) (b)	7,921	8,475
Frontline, Ltd. (b)	3,632	26,041
GasLog, Ltd. (b)	2,206	32,097
Gener8 Maritime, Inc. (a)	2,384	12,206
Golar LNG, Ltd. (b)	4,800	101,760
Green Plains, Inc.	1,960	51,352
Jones Energy, Inc. Class A (a)	1,748	6,223
Matador Resources Co. (a) (b)	4,479	109,019
Navios Maritime Acquisition Corp.	4,291	5,793
Nordic American Tankers, Ltd. (b)	4,670	47,214
Northern Oil and Gas, Inc. (a) (b)	2,177	5,834
Oasis Petroleum, Inc. (a) (b)	9,369	107,462
Overseas Shipholding Group, Inc. Class A	2,000	21,140
Pacific Ethanol, Inc. (a)	1,964	13,571
Panhandle Oil and Gas, Inc. Class A	786	13,779
Par Pacific Holdings, Inc. (a)	1,738	22,733
PDC Energy, Inc. (a)	2,505	167,985
Renewable Energy Group, Inc. (a)	2,302	19,498
REX American Resources Corp. (a) (b)	261	22,122
Ring Energy, Inc. (a)	1,932	21,155
RSP Permian, Inc. (a)	4,217	163,535

Sanchez Energy Corp. (a) (b)	2,762	24,416
Scorpio Tankers, Inc.	9,050	41,902
SemGroup Corp. Class A	2,403	84,970
Ship Finance International, Ltd. (b)	3,071	45,236
Synergy Resources Corp. (a)	9,930	68,815
Teekay Corp. (b)	2,600	20,046
Teekay Tankers, Ltd. Class A	6,639	16,797
Western Refining, Inc.	3,503	92,689
Westmoreland Coal Co. (a)	837	7,416

		1,940,432

PAPER & FOREST PRODUCTS — 0.6%
Boise Cascade Co. (a)	2,064	52,425
Clearwater Paper Corp. (a)	912	58,979
Deltic Timber Corp. (b)	544	36,845
KapStone Paper and Packaging Corp.	4,676	88,470
Louisiana-Pacific Corp. (a)	7,666	144,351
Neenah Paper, Inc.	885	69,924
PH Glatfelter Co.	2,373	51,447
Schweitzer-Mauduit International, Inc.	1,586	61,156

		563,597

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.	23,600	133,576
Inter Parfums, Inc.	885	28,559
Lifevantage Corp. (a)	800	7,568
Medifast, Inc.	630	23,808
Natural Health Trends Corp. (b)	390	11,021
Nutraceutical International Corp. (a)	468	14,620
Revlon, Inc. Class A (a)	629	23,135
USANA Health Sciences, Inc. (a)	281	38,876

		281,163

PHARMACEUTICALS — 1.9%
Aclaris Therapeutics, Inc. (a)	578	14,803
Aerie Pharmaceuticals, Inc. (a)	1,309	49,402
Amphastar Pharmaceuticals, Inc. (a)	1,976	37,485
Ampio Pharmaceuticals, Inc. (a) (b)	2,700	1,999
ANI Pharmaceuticals, Inc. (a) (b)	461	30,587
Aratana Therapeutics, Inc. (a)	1,580	14,789
Bio-Path Holdings, Inc. (a) (b)	4,900	6,860
Catalent, Inc. (a)	5,397	139,458
Cempra, Inc. (a) (b)	2,228	53,918
Collegium Pharmaceutical, Inc. (a) (b)	790	15,215
Corcept Therapeutics, Inc. (a) (b)	4,270	27,755
Depomed, Inc. (a) (b)	3,402	85,016
Dermira, Inc. (a)	1,167	39,468
Durect Corp. (a)	5,345	7,430
Endocyte, Inc. (a)	1,489	4,601
Flex Pharma, Inc. (a) (b)	700	8,246
Heska Corp. (a)	260	14,152
Horizon Pharma PLC (a)	8,600	155,918
Impax Laboratories, Inc. (a)	3,901	92,454
Innoviva, Inc. (b)	4,294	47,191
Intersect ENT, Inc. (a) (b)	1,412	22,366
Intra-Cellular Therapies, Inc. (a) (b)	1,826	27,828
Lannett Co., Inc. (a) (b)	1,549	41,157
Lipocine, Inc. (a)	1,100	4,906
Medicines Co. (a)	3,676	138,732
MyoKardia, Inc. (a)	700	11,438
Nektar Therapeutics (a)	6,848	117,649

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Neos Therapeutics, Inc. (a)	800	$5,264
Omeros Corp. (a) (b)	2,104	23,481
Pacira Pharmaceuticals, Inc. (a)	1,938	66,318
Paratek Pharmaceuticals, Inc. (a)	920	11,969
Phibro Animal Health Corp. Class A	958	26,038
Prestige Brands Holdings, Inc. (a)	2,813	135,783
Reata Pharmaceuticals, Inc. Class A (a) (b)	300	7,908
Revance Therapeutics, Inc. (a) (b)	1,033	16,745
SciClone Pharmaceuticals, Inc. (a)	2,734	28,023
Sucampo Pharmaceuticals, Inc. Class A (a)	1,271	15,646
Supernus Pharmaceuticals, Inc. (a)	2,534	62,666
Teligent, Inc. (a)	2,480	18,848
Tetraphase Pharmaceuticals, Inc. (a)	1,881	7,204
TherapeuticsMD, Inc. (a) (b)	8,284	56,414
Theravance Biopharma, Inc. (a)	1,923	69,690
Titan Pharmaceuticals, Inc. (a) (b)	1,100	6,468
WaVe Life Sciences, Ltd. (a)	400	12,988
Zogenix, Inc. (a)	1,466	16,756

		1,799,032

PROFESSIONAL SERVICES — 1.3%
Acacia Research Corp.	2,684	17,500
Advisory Board Co. (a)	2,194	98,160
Barrett Business Services, Inc.	392	19,447
CBIZ, Inc. (a)	2,797	31,298
CEB, Inc.	1,742	94,887
CRA International, Inc. (a)	567	15,076
Exponent, Inc.	1,359	69,391
Franklin Covey Co. (a)	463	8,246
FTI Consulting, Inc. (a)	2,230	99,369
GP Strategies Corp. (a)	734	18,071
Heidrick & Struggles International, Inc.	1,000	18,550
Hill International, Inc. (a)	1,251	5,767
Huron Consulting Group, Inc. (a)	1,168	69,800
ICF International, Inc. (a)	970	42,990
Insperity, Inc.	871	63,269
Kelly Services, Inc. Class A	1,489	28,619
Kforce, Inc.	1,299	26,616
Korn/Ferry International	3,110	65,310
Mistras Group, Inc. (a)	859	20,161
Navigant Consulting, Inc. (a)	2,399	48,508
On Assignment, Inc. (a)	2,711	98,382
Resources Connection, Inc.	1,894	28,296
RPX Corp. (a)	2,763	29,536
TriNet Group, Inc. (a)	2,284	49,403
TrueBlue, Inc. (a)	2,259	51,189
WageWorks, Inc. (a)	1,926	117,313

		1,235,154

REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.4%
Acadia Realty Trust	3,804	137,857
AG Mortgage Investment Trust, Inc. REIT	1,557	24,523
Agree Realty Corp.	1,220	60,317
Alexander’s, Inc. REIT (b)	101	42,380
Altisource Residential Corp. REIT	2,650	28,885
American Assets Trust, Inc.	2,129	92,356
Anworth Mortgage Asset Corp. REIT	5,038	24,787

Apollo Commercial Real Estate Finance, Inc. REIT (b)	3,825	62,615
Ares Commercial Real Estate Corp. REIT	1,325	16,695
Armada Hoffler Properties, Inc. REIT	1,752	23,477
ARMOUR Residential REIT, Inc.	1,954	44,043
Ashford Hospitality Prime, Inc.	1,365	19,247
Ashford Hospitality Trust, Inc.	3,934	23,171
Bluerock Residential Growth REIT, Inc.	912	11,856
Capstead Mortgage Corp.	5,147	48,536
CareTrust REIT, Inc.	3,308	48,892
CatchMark Timber Trust, Inc. Class A	1,880	21,977
CBL & Associates Properties, Inc.	9,200	111,688
Cedar Realty Trust, Inc.	4,757	34,250
Chatham Lodging Trust REIT	2,063	39,713
Chesapeake Lodging Trust	3,151	72,158
City Office REIT, Inc.	1,100	14,003
Colony Capital, Inc. Class A	6,130	111,750
Colony Starwood Homes (b)	3,450	99,015
Community Healthcare Trust, Inc. REIT (b)	700	15,344
CorEnergy Infrastructure Trust, Inc.	544	15,956
CoreSite Realty Corp. REIT	1,700	125,868
Cousins Properties, Inc.	11,246	117,408
CYS Investments, Inc. REIT	8,478	73,928
DiamondRock Hospitality Co.	10,791	98,198
DuPont Fabros Technology, Inc. REIT	3,906	161,123
Dynex Capital, Inc. REIT	2,348	17,422
Easterly Government Properties, Inc.	1,328	25,338
EastGroup Properties, Inc.	1,673	123,066
Education Realty Trust, Inc.	3,473	149,825
Equity One, Inc.	352	10,775
Farmland Partners, Inc. REIT (b)	800	8,960
FelCor Lodging Trust, Inc.	7,575	48,707
First Industrial Realty Trust, Inc. REIT (b)	6,192	174,738
First Potomac Realty Trust	3,252	29,756
Four Corners Property Trust, Inc.	3,200	68,256
Franklin Street Properties Corp. REIT	4,994	62,924
GEO Group, Inc. (b)	3,998	95,072
Getty Realty Corp.	1,439	34,435
Gladstone Commercial Corp.	1,041	19,394
Global Net Lease, Inc.	9,300	75,888
Government Properties Income Trust REIT (b)	3,675	83,129
Gramercy Property Trust REIT	22,501	216,910
Great Ajax Corp.	900	12,285
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,124	49,638
Healthcare Realty Trust, Inc. REIT	5,397	183,822
Hersha Hospitality Trust	2,348	42,311
Hudson Pacific Properties, Inc. REIT	4,037	132,696
Independence Realty Trust, Inc.	2,567	23,103
InfraREIT, Inc. (a)	2,117	38,402
Invesco Mortgage Capital, Inc. REIT	5,917	90,116
Investors Real Estate Trust	6,108	36,343
iStar, Inc. (a) (b)	3,946	42,341
Kite Realty Group Trust	4,345	120,443
Ladder Capital Corp. REIT	2,018	26,718

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

LaSalle Hotel Properties	5,812	$138,732
Lexington Realty Trust	12,273	126,412
LTC Properties, Inc.	2,020	105,020
Mack-Cali Realty Corp.	4,828	131,418
Medical Properties Trust, Inc. REIT	12,556	185,452
Monmouth Real Estate Investment Corp.	3,257	46,477
Monogram Residential Trust, Inc.	9,086	96,675
MTGE Investment Corp.	2,462	42,322
National Health Investors, Inc.	1,975	154,998
National Storage Affiliates Trust	1,242	26,008
New Residential Investment Corp. REIT	11,824	163,290
New Senior Investment Group, Inc.	3,926	45,306
New York Mortgage Trust, Inc. REIT (b)	6,060	36,481
New York REIT, Inc.	8,489	77,674
NexPoint Residential Trust, Inc.	912	17,930
NorthStar Realty Europe Corp. REIT	3,400	37,230
One Liberty Properties, Inc.	648	15,656
Orchid Island Capital, Inc. (b)	912	9,503
Owens Realty Mortgage, Inc. REIT	700	12,124
Parkway Properties, Inc.	4,160	70,762
Pebblebrook Hotel Trust	3,719	98,925
Pennsylvania Real Estate Investment Trust	3,693	85,050
PennyMac Mortgage Investment Trust REIT	3,526	54,935
Physicians Realty Trust REIT	7,155	154,119
Potlatch Corp.	2,146	83,458
Preferred Apartment Communities, Inc. Class A.	1,042	14,077
PS Business Parks, Inc.	1,032	117,204
QTS Realty Trust, Inc. Class A, REIT	2,506	132,442
RAIT Financial Trust	4,812	16,265
Ramco-Gershenson Properties Trust	4,241	79,476
Redwood Trust, Inc.	3,944	55,847
Resource Capital Corp. REIT (b)	1,749	22,405
Retail Opportunity Investments Corp.	5,275	115,839
Rexford Industrial Realty, Inc. REIT	3,470	79,428
RLJ Lodging Trust REIT	6,499	136,674
Ryman Hospitality Properties, Inc.	2,271	109,371
Sabra Health Care REIT, Inc.	3,492	87,929
Saul Centers, Inc.	501	33,367
Select Income REIT	3,357	90,303
Seritage Growth Properties Class A REIT (b) .	1,300	65,884
Silver Bay Realty Trust Corp. REIT	1,709	29,959
STAG Industrial, Inc. REIT	3,649	89,437
Summit Hotel Properties, Inc. REIT	4,376	57,588
Sunstone Hotel Investors, Inc. REIT	11,649	148,991
Terreno Realty Corp.	2,252	61,953
Tier REIT, Inc.	2,700	41,688
UMH Properties, Inc.	1,397	16,652
United Development Funding IV (b) (d)	1,432	4,582
Universal Health Realty Income Trust	650	40,963
Urban Edge Properties	4,756	133,834
Urstadt Biddle Properties, Inc. Class A	1,359	30,197
Washington Prime Group, Inc. REIT	9,900	122,562
Washington Real Estate Investment Trust	3,837	119,407
Western Asset Mortgage Capital Corp. (b)	2,269	23,643

Whitestone REIT	1,193	16,559
Xenia Hotels & Resorts, Inc.	5,440	82,579

		8,057,891

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Alexander & Baldwin, Inc.	2,544	97,740
Altisource Portfolio Solutions SA (a) (b)	554	17,950
AV Homes, Inc. (a)	489	8,137
Consolidated-Tomoka Land Co.	157	8,037
Forestar Group, Inc. (a) (b)	1,932	22,624
FRP Holdings, Inc. (a)	364	11,309
HFF, Inc. Class A	1,906	52,777
Kennedy-Wilson Holdings, Inc.	4,508	101,655
Marcus & Millichap, Inc. (a)	777	20,319
RE/MAX Holdings, Inc. Class A	925	40,497
RMR Group, Inc. Class A	396	15,024
St. Joe Co. (a)	2,671	49,093
Stratus Properties, Inc. (a)	400	9,760
Tejon Ranch Co. (a)	782	19,018
Trinity Place Holdings, Inc. (a)	1,300	12,714

		486,654

ROAD & RAIL — 0.5%
ArcBest Corp.	1,414	26,894
Celadon Group, Inc.	1,402	12,254
Covenant Transportation Group, Inc. Class A (a)	520	10,052
Heartland Express, Inc.	2,477	46,766
Knight Transportation, Inc.	3,526	101,161
Marten Transport, Ltd.	1,277	26,817
Roadrunner Transportation Systems, Inc. (a)	1,453	11,595
Saia, Inc. (a)	1,329	39,817
Swift Transportation Co. (a) (b)	4,126	88,585
Universal Logistics Holdings, Inc.	260	3,489
USA Truck, Inc. (a) (b)	359	3,676
Werner Enterprises, Inc.	2,364	55,010
YRC Worldwide, Inc. (a) (b)	1,665	20,513

		446,629

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Acacia Communications, Inc. (a) (b)	300	$30,984
Advanced Energy Industries, Inc. (a)	2,128	100,697
Advanced Micro Devices, Inc. (a)	34,922	241,311
Alpha & Omega Semiconductor, Ltd. (a)	833	18,093
Ambarella, Inc. (a)	1,661	122,266
Amkor Technology, Inc. (a)	5,452	52,993
Applied Micro Circuits Corp. (a)	3,955	27,487
Axcelis Technologies, Inc. (a)	1,487	19,747
Brooks Automation, Inc.	3,696	50,303
Cabot Microelectronics Corp.	1,225	64,815
Cavium, Inc. (a)	3,487	202,943
CEVA, Inc. (a)	995	34,895
Cirrus Logic, Inc. (a)	3,329	176,936
Cohu, Inc.	1,355	15,908
Diodes, Inc. (a)	1,957	41,762
DSP Group, Inc. (a)	1,044	12,538
Entegris, Inc. (a)	7,550	131,521
Exar Corp. (a)	2,089	19,449
FormFactor, Inc. (a)	3,382	36,695
Inphi Corp. (a) (b)	2,242	97,549

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Integrated Device Technology, Inc. (a)	7,082	$163,594
Intersil Corp. Class A	6,981	153,093
IXYS Corp.	1,329	16,014
Kopin Corp. (a) (b)	3,674	8,009
Lattice Semiconductor Corp. (a)	6,381	41,413
MACOM Technology Solutions Holdings, Inc. (a)	1,292	54,703
MaxLinear, Inc. Class A (a)	2,866	58,094
Microsemi Corp. (a)	6,006	252,132
MKS Instruments, Inc.	2,771	137,802
Monolithic Power Systems, Inc.	2,124	170,982
Nanometrics, Inc. (a)	1,285	28,707
NeoPhotonics Corp. (a)	1,802	29,445
NVE Corp.	260	15,324
PDF Solutions, Inc. (a) (b)	1,374	24,966
Photronics, Inc. (a)	3,364	34,683
Power Integrations, Inc.	1,470	92,654
Rambus, Inc. (a)	5,710	71,375
Rudolph Technologies, Inc. (a)	1,529	27,125
Semtech Corp. (a)	3,512	97,388
Sigma Designs, Inc. (a)	1,699	13,235
Silicon Laboratories, Inc. (a)	2,271	133,535
Synaptics, Inc. (a) (b)	1,980	115,988
Tessera Technologies, Inc.	2,657	102,135
Ultra Clean Holdings, Inc. (a)	2,067	15,317
Ultratech, Inc. (a)	1,310	30,235
Veeco Instruments, Inc. (a)	2,139	41,989
Xcerra Corp. (a)	2,624	15,901

		3,444,730

SOFTWARE — 4.1%
8x8, Inc. (a)	4,799	74,049
A10 Networks, Inc. (a)	1,957	20,920
ACI Worldwide, Inc. (a)	6,070	117,637
American Software, Inc. Class A	1,301	14,441
Aspen Technology, Inc. (a)	4,383	205,081
Barracuda Networks, Inc. (a)	1,315	33,506
Blackbaud, Inc.	2,525	167,508
Bottomline Technologies de, Inc. (a)	2,050	47,786
BroadSoft, Inc. (a)	1,544	71,873
Callidus Software, Inc. (a)	2,884	52,921
CommVault Systems, Inc. (a)	2,164	114,973
Digimarc Corp. (a) (b)	438	16,797
Ebix, Inc. (b)	1,389	78,965
Ellie Mae, Inc. (a)	1,553	163,531
EnerNOC, Inc. (a) (b)	1,430	7,736
Epiq Systems, Inc.	1,448	23,878
Exa Corp. (a)	800	12,840
Fair Isaac Corp.	1,631	203,206
Fleetmatics Group PLC (a)	2,148	128,837
Gigamon, Inc. (a)	1,759	96,393
Globant SA (a)	1,322	55,683
Glu Mobile, Inc. (a) (b)	6,072	13,601
Guidance Software, Inc. (a)	905	5,394
HubSpot, Inc. (a)	1,541	88,792
Imperva, Inc. (a)	1,533	82,337
Infoblox, Inc. (a)	2,995	78,978
Interactive Intelligence Group, Inc. (a)	941	56,592
Jive Software, Inc. (a)	3,676	15,660

Mentor Graphics Corp.	5,619	148,566
MicroStrategy, Inc. Class A (a)	464	77,692
Mitek Systems, Inc. (a) (b)	1,700	14,093
MobileIron, Inc. (a)	1,793	4,931
Model N, Inc. (a)	1,198	13,310
Monotype Imaging Holdings, Inc.	2,089	46,188
Park City Group, Inc. (a) (b)	1,000	11,800
Paycom Software, Inc. (a) (b)	2,340	117,304
Paylocity Holding Corp. (a)	1,200	53,352
Pegasystems, Inc.	1,946	57,388
Progress Software Corp. (a)	2,607	70,910
Proofpoint, Inc. (a) (b)	2,178	163,023
PROS Holdings, Inc. (a)	1,207	27,290
QAD, Inc. Class A (b)	629	14,077
Qualys, Inc. (a)	1,508	57,591
Rapid7, Inc. (a)	1,169	20,633
RealPage, Inc. (a)	2,763	71,009
RingCentral, Inc. Class A (a)	3,104	73,441
Rosetta Stone, Inc. (a)	1,400	11,872
Rubicon Project, Inc. (a)	2,071	17,148
Sapiens International Corp. NV (b)	1,492	19,053
Silver Spring Networks, Inc. (a)	1,820	25,808
Synchronoss Technologies, Inc. (a)	2,272	93,561
Take-Two Interactive Software, Inc. (a)	4,442	200,245
Tangoe, Inc. (a)	1,786	14,735
Telenav, Inc. (a)	1,707	9,781
TiVo Corp. (a)	6,145	119,705
TubeMogul, Inc. (a)	1,450	13,587
Varonis Systems, Inc. (a)	487	14,659
VASCO Data Security International, Inc. (a)	1,592	28,035
Verint Systems, Inc. (a)	3,302	124,254
VirnetX Holding Corp. (a) (b)	2,347	7,182
Workiva, Inc. (a)	1,242	22,517
Zendesk, Inc. (a)	4,345	133,435
Zix Corp. (a)	3,514	14,407

		3,962,497

SPECIALTY RETAIL — 2.4%
Aaron’s, Inc.	3,600	91,512
Abercrombie & Fitch Co. Class A	3,720	59,111
America’s Car-Mart, Inc. (a)	463	16,848
American Eagle Outfitters, Inc.	8,984	160,454
Asbury Automotive Group, Inc. (a)	1,078	60,012
Ascena Retail Group, Inc. (a)	8,872	49,594
Barnes & Noble Education, Inc. (a)	2,161	20,681
Barnes & Noble, Inc.	3,433	38,793
Big 5 Sporting Goods Corp.	888	12,094
Boot Barn Holdings, Inc. (a) (b)	579	6,589
Buckle, Inc. (b)	1,476	35,468
Build-A-Bear Workshop, Inc. (a)	647	6,703
Caleres, Inc.	2,260	57,155
Cato Corp. Class A	1,440	47,362
Chico’s FAS, Inc.	6,929	82,455
Children’s Place, Inc. (b)	996	79,550
Citi Trends, Inc.	833	16,602
Conn’s, Inc. (a) (b)	1,175	12,126
Destination XL Group, Inc. (a)	2,505	10,847
DSW, Inc. Class A	3,600	73,728
Express, Inc. (a)	3,916	46,170

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Finish Line, Inc. Class A	2,125	$49,045
Five Below, Inc. (a) (b)	2,839	114,383
Francesca’s Holdings Corp. (a)	2,208	34,069
Genesco, Inc. (a)	1,068	58,163
GNC Holdings, Inc. Class A	3,700	75,554
Group 1 Automotive, Inc. (b)	1,152	73,590
Guess?, Inc.	3,201	46,767
Haverty Furniture Cos., Inc.	1,096	21,964
Hibbett Sports, Inc. (a) (b)	1,297	51,750
Kirkland’s, Inc. (a)	749	9,123
Lithia Motors, Inc. Class A (b)	1,280	122,266
Lumber Liquidators Holdings, Inc. (a) (b)	1,489	29,289
MarineMax, Inc. (a)	1,224	25,643
Monro Muffler Brake, Inc.	1,639	100,258
Office Depot, Inc.	29,700	106,029
Party City Holdco, Inc. (a)	1,572	26,913
Pier 1 Imports, Inc.	4,291	18,194
Rent-A-Center, Inc.	2,555	32,295
Restoration Hardware Holdings, Inc. (a) (b)	2,143	74,105
Select Comfort Corp. (a)	2,433	52,553
Shoe Carnival, Inc. (b)	836	22,288
Sonic Automotive, Inc. Class A (b)	1,490	28,012
Sportsman’s Warehouse Holdings, Inc. (a)	1,577	16,590
Stage Stores, Inc.	1,659	9,307
Stein Mart, Inc.	1,534	9,741
Tailored Brands, Inc.	2,502	39,281
Tile Shop Holdings, Inc. (a)	1,758	29,095
Vitamin Shoppe, Inc. (a)	1,230	33,025
West Marine, Inc. (a)	941	7,782
Winmark Corp.	132	13,929
Zumiez, Inc. (a)	871	15,678

		2,330,535

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a) (b)	5,800	104,110
Avid Technology, Inc. (a)	1,562	12,402
Cray, Inc. (a)	2,167	51,011
Diebold, Inc.	3,184	78,931
Eastman Kodak Co. (a)	914	13,710
Electronics For Imaging, Inc. (a)	2,508	122,691
Immersion Corp. (a)	1,558	12,713
Nimble Storage, Inc. (a)	3,426	30,252
Pure Storage, Inc. Class A (a)	3,392	45,962
Silicon Graphics International Corp. (a)	1,854	14,276
Stratasys, Ltd. (a)	2,608	62,827
Super Micro Computer, Inc. (a) (b)	2,054	48,002
USA Technologies, Inc. (a)	2,300	12,892

		609,779

TEXTILES,APPAREL & LUXURY GOODS — 0.8%
Columbia Sportswear Co.	1,429	81,082
Crocs, Inc. (a)	3,890	32,287
Culp, Inc.	637	18,964
Deckers Outdoor Corp. (a) (b)	1,699	101,176
Delta Apparel, Inc. (a)	400	6,584
Fossil Group, Inc. (a) (b)	2,200	61,094

G-III Apparel Group, Ltd. (a) (b)	2,327	67,832
Iconix Brand Group, Inc. (a) (b)	2,544	20,657
Movado Group, Inc.	764	16,411
Oxford Industries, Inc.	802	54,295
Perry Ellis International, Inc. (a)	697	13,438
Sequential Brands Group, Inc. (a)	2,063	16,504
Steven Madden, Ltd. (a)	3,238	111,905
Superior Uniform Group, Inc.	390	7,718
Unifi, Inc. (a)	815	23,985
Vera Bradley, Inc. (a)	1,174	17,786
Vince Holding Corp. (a)	818	4,614
Wolverine World Wide, Inc.	5,279	121,575

		777,907

THRIFTS & MORTGAGE FINANCE — 2.1%
Astoria Financial Corp.	4,791	69,949
Bank Mutual Corp.	2,607	20,022
BankFinancial Corp.	833	10,579
Bear State Financial, Inc.	1,074	9,870
Beneficial Bancorp, Inc.	4,049	59,561
BofI Holding, Inc. (a) (b)	3,131	70,134
BSB Bancorp, Inc. (a)	390	9,138
Capitol Federal Financial, Inc.	7,057	99,292
Charter Financial Corp.	889	11,450
Clifton Bancorp, Inc.	1,378	21,070
Dime Community Bancshares, Inc.	1,742	29,196
Essent Group, Ltd. (a)	4,066	108,196
EverBank Financial Corp.	5,556	107,564
Federal Agricultural Mortgage Corp. Class C	475	18,762
First Defiance Financial Corp.	552	24,641
Flagstar Bancorp, Inc. (a)	1,101	30,553
Hingham Institution for Savings	57	7,895
Home Bancorp, Inc.	300	8,400
HomeStreet, Inc. (a)	1,179	29,546
Impac Mortgage Holdings, Inc. (a) (b)	390	5,144
Kearny Financial Corp.	5,044	68,649
Lake Sunapee Bank Group	400	7,228
LendingTree, Inc. (a) (b)	337	32,659
Meridian Bancorp, Inc.	2,606	40,575
Meta Financial Group, Inc.	440	26,668
MGIC Investment Corp. (a)	18,337	146,696
Nationstar Mortgage Holdings, Inc. (a)	1,829	27,087
NMI Holdings, Inc. Class A (a)	2,634	20,071
Northfield Bancorp, Inc.	2,336	37,610
Northwest Bancshares, Inc.	5,184	81,441
OceanFirst Financial Corp.	1,082	20,839
Ocwen Financial Corp. (a) (b)	5,676	20,831
Oritani Financial Corp.	2,193	34,474
PennyMac Financial Services, Inc. Class A (a) .	700	11,907
PHH Corp. (a)	2,659	38,423
Provident Financial Services, Inc.	3,284	69,719
Radian Group, Inc.	11,662	158,020
SI Financial Group, Inc.	700	9,240
Southern Missouri Bancorp, Inc.	300	7,470
Territorial Bancorp, Inc.	453	12,983
TrustCo Bank Corp. NY	5,227	37,059
United Community Financial Corp.	2,609	18,550

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

United Financial Bancorp, Inc.	2,763	$38,240
Walker & Dunlop, Inc. (a)	1,551	39,178
Washington Federal, Inc.	4,894	130,572
Waterstone Financial, Inc.	1,319	22,410
WSFS Financial Corp.	1,473	53,750

		1,963,311

TOBACCO — 0.2%
Alliance One International, Inc. (a)	600	11,472
Universal Corp. (b)	1,167	67,943
Vector Group, Ltd.	4,912	105,753

		185,168

TRADING COMPANIES & DISTRIBUTORS — 1.0%
Aircastle, Ltd.	2,833	56,263
Applied Industrial Technologies, Inc.	1,974	92,265
Beacon Roofing Supply, Inc. (a)	3,182	133,867
BMC Stock Holdings, Inc. (a)	3,057	54,201
CAI International, Inc. (a)	957	7,914
DXP Enterprises, Inc. (a)	676	19,056
GATX Corp. (b)	2,200	98,010
GMS, Inc. (a)	500	11,115
H&E Equipment Services, Inc.	1,595	26,732
Kaman Corp.	1,492	65,529
Lawson Products, Inc. (a)	260	4,610
MRC Global, Inc. (a)	5,186	85,206
Neff Corp. Class A (a)	371	3,525
NOW, Inc. (a)	5,800	124,294
Rush Enterprises, Inc. Class A (a)	1,696	41,518
SiteOne Landscape Supply, Inc. (a) (b)	700	25,151
Textainer Group Holdings, Ltd. (b)	1,179	8,831
Titan Machinery, Inc. (a)	957	9,953
Triton International, Ltd.	1,612	21,262
Univar, Inc. (a)	2,410	52,658
Veritiv Corp. (a)	390	19,566

		961,526

WATER UTILITIES — 0.3%
American States Water Co.	1,880	75,294
Artesian Resources Corp. Class A	416	11,873
California Water Service Group	2,554	81,958
Connecticut Water Service, Inc.	603	29,987
Consolidated Water Co., Ltd.	650	7,553
Middlesex Water Co.	879	30,976
SJW Corp.	862	37,652
York Water Co.	723	21,444

		296,737

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)	2,089	21,475
NII Holdings, Inc. (a)	3,000	9,990
Shenandoah Telecommunications Co.	2,522	68,623
Spok Holdings, Inc.	1,174	20,921

		121,009

TOTAL COMMON STOCKS (Cost $93,745,542)		92,314,436

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Chelsea Therapeutics International, Ltd. (CVR) (a) (d)	1,465	—
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (a) (d)	580	—
Dyax Corp. (CVR) (a) (d)	6,839	7,591
Omthera Pharmaceuticals, Inc. (CVR) (a) (d)	24	—
Trius Therapeutics, Inc. (CVR) (expiring 2/17/17) (a) (d)	154	—

		7,591

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
Leap Wireless International, Inc. (CVR) (expiring 3/13/17) (a) (b) (d)	2,486	7,893

TOTAL RIGHTS (Cost $13,856)		15,484

SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (e) (f)	3,002,206	3,002,206
State Street Navigator Securities Lending Prime Portfolio (f) (g)	5,388,080	5,388,080

TOTAL SHORT-TERM INVESTMENTS (Cost $8,390,286)		8,390,286

TOTAL INVESTMENTS — 105.3% (Cost $102,149,684)		100,720,206
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(5,109,608)

NET ASSETS — 100.0%		$95,610,598

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $20,066, representing 0.0% of net assets.
(e)	The rate shown is the annualized seven-day yield at September 30, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

At September 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures (long)	12/16/2016	21	2,621,430	33,975

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,447,376	$—	$—	$1,447,376
Air Freight & Logistics	494,458	—	—	494,458
Airlines	352,879	—	—	352,879
Auto Components	1,130,753	—	—	1,130,753
Automobiles.	32,668	—	—	32,668
Banks	9,104,888	—	—	9,104,888
Beverages	188,260	—	—	188,260
Biotechnology	4,938,495	—	—	4,938,495
Building Products	1,085,043	—	—	1,085,043
Capital Markets	1,224,032	—	—	1,224,032
Chemicals	2,272,172	—	—	2,272,172
Commercial Services & Supplies	2,150,296	—	—	2,150,296
Communications Equipment	1,751,863	—	—	1,751,863
Construction & Engineering	846,236	—	—	846,236
Construction Materials	172,038	—	—	172,038
Consumer Finance	521,831	—	—	521,831
Containers & Packaging	162,028	—	—	162,028
Distributors	100,722	—	—	100,722
Diversified Consumer Services	884,918	—	—	884,918
Diversified Financial Services	118,909	—	—	118,909
Diversified Telecommunication Services	584,935	—	—	584,935
Electric Utilities	1,075,021	—	—	1,075,021
Electrical Equipment.	649,570	—	—	649,570
Electronic Equipment, Instruments & Components	2,559,955	—	—	2,559,955
Energy Equipment & Services	965,418	—	—	965,418
Food & Staples Retailing	531,607	—	—	531,607
Food Products	1,282,756	—	—	1,282,756
Gas Utilities	1,088,186	—	—	1,088,186
Health Care Equipment & Supplies	3,075,487	—	—	3,075,487
Health Care Providers & Services	2,064,430	—	—	2,064,430
Health Care Technology	541,709	—	—	541,709
Hotels, Restaurants & Leisure	2,697,727	—	—	2,697,727
Household Durables	1,205,773	—	—	1,205,773
Household Products	269,406	—	—	269,406
Independent Power Producers & Energy Traders	557,724	—	—	557,724
Industrial Conglomerates	43,642	—	—	43,642
Insurance	2,154,848	—	—	2,154,848
Internet & Catalog Retail	639,456	—	—	639,456
Internet Software & Services	2,409,217	—	—	2,409,217
IT Services.	1,858,537	—	—	1,858,537
Leisure Equipment & Products	283,891	—	—	283,891
Life Sciences Tools & Services	651,915	—	—	651,915
Machinery	3,250,158	—	—	3,250,158
Marine	106,869	—	—	106,869
Media	1,483,175	—	—	1,483,175

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs	Total
Metals & Mining	$1,165,939	$—		$—	$1,165,939
Multi-Utilities	480,178	—		—	480,178
Multiline Retail	193,291	—		—	193,291
Oil, Gas & Consumable Fuels	1,940,432	—		—	1,940,432
Paper & Forest Products	563,597	—		—	563,597
Personal Products	281,163	—		—	281,163
Pharmaceuticals	1,799,032	—		—	1,799,032
Professional Services	1,235,154	—		—	1,235,154
Real Estate Investment Trusts (REITs)	8,053,309	4,582		—	8,057,891
Real Estate Management & Development	486,654	—		—	486,654
Road & Rail	446,629	—		—	446,629
Semiconductors & Semiconductor Equipment	3,444,730	—		—	3,444,730
Software	3,962,497	—		—	3,962,497
Specialty Retail	2,330,535	—		—	2,330,535
Technology Hardware, Storage & Peripherals	609,779	—		—	609,779
Textiles, Apparel & Luxury Goods	777,907	—		—	777,907
Thrifts & Mortgage Finance.	1,963,311	—		—	1,963,311
Tobacco	185,168	—		—	185,168
Trading Companies & Distributors	961,526	—		—	961,526
Water Utilities	296,737	—		—	296,737
Wireless Telecommunication Services	121,009	—		—	121,009
Rights
Biotechnology	—	7,591	(a)	—	7,591
Wireless Telecommunication Services	—	7,893		—	7,893
Short-Term Investments	8,390,286	—		—	8,390,286

TOTAL INVESTMENTS	$100,700,140	$20,066		$—	$100,720,206

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	33,975	—		—	33,975

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$100,734,115	$20,066		$—	$100,754,181

(a)	Fund held Level 2 securities that were valued at $0 at September 30, 2016.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	825,080	$825,080	2,863,978	686,852	3,002,206	$3,002,206	$2,111	$—
State Street Navigator Securities Lending Prime Portfolio	17,750,322	17,750,322	7,431,373	19,793,615	5,388,080	5,388,080	34,390	—

TOTAL		$18,575,402				$8,390,286	$36,501	$—

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.1%
B/E Aerospace, Inc.	6,801	$351,340

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	29,131	2,052,570
Expeditors International of Washington, Inc.	16,113	830,142

		2,882,712

AIRLINES — 0.5%
Alaska Air Group, Inc.	12,700	836,422
Copa Holdings SA Class A	9,631	846,854

		1,683,276

AUTO COMPONENTS — 0.3%
Gentex Corp.	67,656	1,188,039

AUTOMOBILES — 1.0%
Harley-Davidson, Inc.	47,676	2,507,281
Thor Industries, Inc.	13,393	1,134,387

		3,641,668

BANKS — 1.3%
Associated Banc-Corp	9,600	188,064
Bank of Hawaii Corp.	2,623	190,482
BankUnited, Inc.	7,000	211,400
BOK Financial Corp.	1,845	127,250
CIT Group, Inc.	14,393	522,466
Cullen/Frost Bankers, Inc.	5,200	374,088
Fifth Third Bancorp	54,900	1,123,254
Huntington Bancshares, Inc.	54,113	533,554
PacWest Bancorp	21,300	913,983
People’s United Financial, Inc.	26,778	423,628
Popular, Inc.	7,900	301,938

		4,910,107

BUILDING PRODUCTS — 0.1%
Owens Corning	7,911	422,368

CAPITAL MARKETS — 3.1%
Artisan Partners Asset Management, Inc. Class A	13,537	368,206
Eaton Vance Corp.	39,532	1,543,725
Federated Investors, Inc. Class B	33,206	983,894
Franklin Resources, Inc.	27,300	971,061
Invesco, Ltd..	69,822	2,183,334
Lazard, Ltd... Class A	45,892	1,668,633
LPL Financial Holdings, Inc.	26,693	798,388
NorthStar Asset Management Group, Inc.	66,154	855,371
T Rowe Price Group, Inc.	34,806	2,314,599

		11,687,211

CHEMICALS — 3.9%
Cabot Corp.	7,528	394,542
CF Industries Holdings, Inc.	69,569	1,694,005
Eastman Chemical Co.	25,459	1,723,065
Huntsman Corp.	71,428	1,162,134
LyondellBasell Industries NV Class A	60,485	4,878,720
Mosaic Co.	125,437	3,068,189
NewMarket Corp.	500	214,660
RPM International, Inc.	12,297	660,595
Scotts Miracle-Gro Co. Class A	4,732	394,034

Westlake Chemical Corp.	8,600	460,100

		14,650,044

COMMERCIAL SERVICES & SUPPLIES — 1.2%
Covanta Holding Corp.	33,238	511,533
KAR Auction Services, Inc.	23,798	1,027,122
Pitney Bowes, Inc.	49,073	891,166
Republic Services, Inc.	15,568	785,405
RR Donnelley & Sons Co.	75,075	1,180,179

		4,395,405

COMMUNICATIONS EQUIPMENT — 0.8%
Brocade Communications Systems, Inc.	91,600	845,468
Juniper Networks, Inc.	29,500	709,770
Motorola Solutions, Inc.	20,296	1,548,179

		3,103,417

CONSTRUCTION & ENGINEERING — 0.5%
Fluor Corp.	20,449	1,049,443
KBR, Inc.	51,154	773,960

		1,823,403

CONSUMER FINANCE — 0.3%
Navient Corp.	81,843	1,184,268

CONTAINERS & PACKAGING —3.0%
Avery Dennison Corp.	14,870	1,156,737
Bemis Co., Inc.	25,324	1,291,777
Graphic Packaging Holding Co.	27,500	384,725
International Paper Co.	76,779	3,683,857
Packaging Corp. of America	33,491	2,721,479
Sonoco Products Co.	35,529	1,876,997

		11,115,572

DISTRIBUTORS — 1.0%
Genuine Parts Co.	35,862	3,602,338

DIVERSIFIED CONSUMER SERVICES — 0.5%
H&R Block, Inc.	80,868	1,872,094

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
CenturyLink, Inc.	192,514	5,280,659
Frontier Communications Corp.	417,146	1,735,327

		7,015,986

ELECTRIC UTILITIES — 5.2%
Alliant Energy Corp.	25,843	990,045
American Electric Power Co., Inc.	25,470	1,635,429
Edison International	19,688	1,422,458
Entergy Corp.	32,405	2,486,436
Eversource Energy	17,381	941,703
Exelon Corp.	67,129	2,234,724
FirstEnergy Corp.	81,225	2,686,923
Great Plains Energy, Inc.	38,478	1,050,065
Hawaiian Electric Industries, Inc.	21,792	650,491
OGE Energy Corp.	56,502	1,786,593
Pinnacle West Capital Corp.	20,797	1,580,364
Westar Energy, Inc.	9,948	564,549
Xcel Energy, Inc.	34,350	1,413,159

		19,442,939

ELECTRICAL EQUIPMENT — 2.5%
Eaton Corp. PLC	40,452	2,658,101
Emerson Electric Co.	66,238	3,610,633

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Hubbell, Inc.	8,406	$905,662
Rockwell Automation, Inc.	18,067	2,210,317

		9,384,713

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Avnet, Inc.	24,858	1,020,670
Corning, Inc.	90,937	2,150,660
FLIR Systems, Inc.	10,745	337,608
Jabil Circuit, Inc.	51,043	1,113,758
National Instruments Corp.	24,485	695,374

		5,318,070

ENERGY EQUIPMENT & SERVICES — 2.7%
Diamond Offshore Drilling, Inc.	5,323	93,738
Ensco PLC Class A	89,848	763,708
Frank’s International NV	13,205	171,665
Helmerich & Payne, Inc.	34,950	2,352,135
Nabors Industries, Ltd..	33,769	410,631
National Oilwell Varco, Inc.	54,498	2,002,257
Noble Corp. PLC	86,106	545,912
Oceaneering International, Inc.	34,829	958,146
Patterson-UTI Energy, Inc.	43,155	965,377
Rowan Cos. PLC Class A	29,400	445,704
Transocean, Ltd..	122,790	1,308,941

		10,018,214

FOOD & STAPLES RETAILING —0.4%
Whole Foods Market, Inc.	52,740	1,495,179

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	58,782	2,478,837
Bunge, Ltd..	12,437	736,644
Flowers Foods, Inc.	31,790	480,665
Hershey Co.	15,517	1,483,425
Mead Johnson Nutrition Co.	13,224	1,044,828
Pinnacle Foods, Inc.	14,324	718,635

		6,943,034

GAS UTILITIES — 0.5%
Atmos Energy Corp.	7,855	584,962
National Fuel Gas Co.	6,658	359,998
Piedmont Natural Gas Co., Inc.	4,300	258,172
UGI Corp.	14,251	644,715

		1,847,847

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
ResMed, Inc.	28,799	1,865,887

HEALTH CARE PROVIDERS & SERVICES — 1.5%
AmerisourceBergen Corp.	15,771	1,273,981
Cardinal Health, Inc.	22,266	1,730,068
Patterson Cos., Inc.	15,693	720,937
Quest Diagnostics, Inc.	22,830	1,932,103

		5,657,089

HOTELS, RESTAURANTS & LEISURE — 3.2%
Brinker International, Inc.	19,696	993,269
Carnival Corp.	30,491	1,488,571
Choice Hotels International, Inc.	3,700	166,796
Darden Restaurants, Inc.	41,779	2,561,888
Dunkin’ Brands Group, Inc.	10,354	539,236
Extended Stay America, Inc.	26,757	379,950
International Game Technology PLC	8,176	199,331

Las Vegas Sands Corp.	24,311	1,398,855
Six Flags Entertainment Corp.	21,897	1,173,898
Vail Resorts, Inc.	2,400	376,512
Wendy’s Co.	74,466	804,233
Wyndham Worldwide Corp.	28,185	1,897,696

		11,980,235

HOUSEHOLD DURABLES — 1.8%
Garmin, Ltd..	38,542	1,854,255
Harman International Industries, Inc.	4,700	396,915
Leggett & Platt, Inc.	28,967	1,320,316
Tupperware Brands Corp.	18,108	1,183,720
Whirlpool Corp.	11,200	1,816,192

		6,571,398

HOUSEHOLD PRODUCTS — 0.3%
Clorox Co.	9,934	1,243,538

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.7%
AES Corp.	161,338	2,073,193
NRG Energy, Inc.	53,412	598,749

		2,671,942

INSURANCE — 5.2%
Allied World Assurance Co. Holdings AG	9,686	391,508
American National Insurance Co.	1,058	129,034
AmTrust Financial Services, Inc.	24,066	645,691
Arthur J Gallagher & Co.	27,532	1,400,553
Aspen Insurance Holdings, Ltd..	9,193	428,302
Assured Guaranty, Ltd..	37,184	1,031,856
Axis Capital Holdings, Ltd..	22,939	1,246,276
Cincinnati Financial Corp.	16,546	1,247,899
CNA Financial Corp.	2,708	93,182
Endurance Specialty Holdings, Ltd..	6,317	413,448
Erie Indemnity Co. Class A	1,530	156,167
Everest Re Group, Ltd..	8,927	1,695,862
First American Financial Corp.	34,160	1,341,805
FNF Group	37,104	1,369,509
Hanover Insurance Group, Inc.	6,318	476,504
Mercury General Corp.	5,739	314,784
Old Republic International Corp.	87,054	1,533,891
Principal Financial Group, Inc.	24,500	1,261,995
ProAssurance Corp.	3,660	192,077
Progressive Corp.	49,933	1,572,889
Unum Group	15,020	530,356
Validus Holdings, Ltd..	19,679	980,408
XL Group, Ltd..	27,300	918,099

		19,372,095

INTERNET SOFTWARE & SERVICES — 0.1%
IAC/InterActiveCorp	4,439	277,304

IT SERVICES — 2.7%
Booz Allen Hamilton Holding Corp.	11,452	361,998
Broadridge Financial Solutions, Inc.	10,311	698,983
Leidos Holdings, Inc.	23,031	996,781
Paychex, Inc.	27,286	1,579,041
Western Union Co.	176,303	3,670,628
Xerox Corp.	273,221	2,767,729

		10,075,160

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 1.2%
Hasbro, Inc.	8,594	$681,762
Mattel, Inc.	75,327	2,280,902
Polaris Industries, Inc.	21,503	1,665,192

		4,627,856

MACHINERY — 4.1%
Allison Transmission Holdings, Inc.	20,252	580,827
Crane Co.	10,085	635,456
Cummins, Inc.	45,139	5,784,563
Donaldson Co., Inc.	20,033	747,832
Dover Corp.	18,274	1,345,697
Graco, Inc.	6,226	460,724
ITT, Inc.	10,864	389,366
Lincoln Electric Holdings, Inc.	13,869	868,477
Parker-Hannifin Corp.	17,928	2,250,502
Timken Co.	24,949	876,708
Trinity Industries, Inc.	52,840	1,277,671

		15,217,823

MEDIA — 2.8%
Cinemark Holdings, Inc.	32,230	1,233,764
Interpublic Group of Cos., Inc.	46,843	1,046,941
John Wiley & Sons, Inc. Class A	14,420	744,216
News Corp. Class A	53,589	749,174
News Corp. Class B	15,000	213,300
Omnicom Group, Inc.	24,743	2,103,155
Regal Entertainment Group Class A	29,130	633,578
TEGNA, Inc.	41,775	913,202
Viacom, Inc. Class A	1,700	72,794
Viacom, Inc. Class B	66,870	2,547,747

		10,257,871

METALS & MINING — 2.0%
Compass Minerals International, Inc.	5,795	427,092
Freeport-McMoRan, Inc.	91,449	993,136
Nucor Corp.	54,345	2,687,360
Reliance Steel & Aluminum Co.	24,833	1,788,721
Steel Dynamics, Inc.	58,913	1,472,236

		7,368,545

MULTI-UTILITIES — 3.8%
Ameren Corp.	39,839	1,959,282
CenterPoint Energy, Inc.	52,079	1,209,795
CMS Energy Corp.	23,976	1,007,232
Consolidated Edison, Inc.	25,205	1,897,936
DTE Energy Co.	12,277	1,149,987
MDU Resources Group, Inc.	19,165	487,558
NiSource, Inc.	77,629	1,871,635
Public Service Enterprise Group, Inc.	57,266	2,397,727
SCANA Corp.	15,445	1,117,755
Vectren Corp.	18,219	914,594

		14,013,501

MULTILINE RETAIL — 3.6%
Kohl’s Corp.	66,204	2,896,425
Macy’s, Inc.	110,480	4,093,284
Nordstrom, Inc.	44,210	2,293,615
Target Corp.	62,639	4,302,046

		13,585,370

OIL, GAS & CONSUMABLE FUELS — 3.5%
Chesapeake Energy Corp. (a)	195,594	1,226,374
Devon Energy Corp.	35,367	1,560,038
HollyFrontier Corp.	57,400	1,406,300
Murphy Oil Corp.	25,064	761,946
ONEOK, Inc.	13,588	698,287
PBF Energy, Inc. Class A	19,334	437,722
Tesoro Corp.	15,067	1,198,731
Valero Energy Corp.	67,156	3,559,268
Williams Cos., Inc.	72,112	2,216,002

		13,064,668

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	22,176	823,395

PERSONAL PRODUCTS — 0.3%
Nu Skin Enterprises, Inc. Class A	19,830	1,284,587

PROFESSIONAL SERVICES — 0.7%
ManpowerGroup, Inc.	13,372	966,261
Robert Half International, Inc.	38,691	1,464,841

		2,431,102

REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.2%
American Capital Agency Corp.	51,546	1,007,209
Apple Hospitality REIT, Inc.	47,100	871,821
Brixmor Property Group, Inc.	14,200	394,618
Camden Property Trust	10,275	860,428
Care Capital Properties, Inc.	29,800	849,300
Chimera Investment Corp.	61,398	979,298
Columbia Property Trust, Inc.	13,400	300,026
Communications Sales & Leasing, Inc. (a)	21,659	680,309
Corporate Office Properties Trust	33,578	951,936
Corrections Corp. of America	41,549	576,285
DCT Industrial Trust, Inc. REIT	5,800	281,590
EPR Properties	16,600	1,307,084
Gaming and Leisure Properties, Inc.	30,511	1,020,593
Highwoods Properties, Inc.	7,700	401,324
Hospitality Properties Trust	53,937	1,603,008
Host Hotels & Resorts, Inc. REIT	203,879	3,174,396
Iron Mountain, Inc. REIT	34,473	1,293,772
Kilroy Realty Corp. REIT	6,000	416,100
Kimco Realty Corp. REIT	81,786	2,367,705
Lamar Advertising Co. Class A	27,369	1,787,469
Liberty Property Trust REIT	31,563	1,273,567
Life Storage, Inc. REIT	5,655	502,956
Macerich Co.	12,861	1,040,069
MFA Financial, Inc.	131,345	982,461
Mid-America Apartment Communities, Inc.	10,598	996,106
National Retail Properties, Inc.	14,596	742,207
Omega Healthcare Investors, Inc.	43,502	1,542,146
Outfront Media, Inc.	49,074	1,160,600
Piedmont Office Realty Trust, Inc. Class A	25,170	547,951
Post Properties, Inc. REIT	5,502	363,847
Rayonier, Inc.	10,093	267,868
Retail Properties of America, Inc. Class A	35,282	592,738
Senior Housing Properties Trust	40,323	915,735
Starwood Property Trust, Inc.	39,400	887,288
STORE Capital Corp.	13,400	394,898
Sun Communities, Inc. REIT	9,819	770,595

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Tanger Factory Outlet Centers, Inc.	33,175	$1,292,498
Taubman Centers, Inc.	9,176	682,786
Two Harbors Investment Corp.	74,383	634,487
Weingarten Realty Investors REIT	19,684	767,282
WP Carey, Inc.	10,799	696,859

		38,179,215

ROAD & RAIL — 0.8%
CSX Corp.	67,165	2,048,532
Ryder System, Inc.	11,728	773,462

		2,821,994

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Analog Devices, Inc.	27,576	1,777,273
KLA-Tencor Corp.	18,290	1,274,996
Linear Technology Corp.	32,139	1,905,521
Marvell Technology Group, Ltd.	144,912	1,922,982
Maxim Integrated Products, Inc.	33,561	1,340,091
Microchip Technology, Inc.	19,832	1,232,361
Xilinx, Inc.	17,059	926,986

		10,380,210

SOFTWARE — 1.8%
CA, Inc.	37,557	1,242,386
Symantec Corp.	219,613	5,512,286

		6,754,672

SPECIALTY RETAIL — 5.0%
Best Buy Co., Inc.	99,280	3,790,510
Dick’s Sporting Goods, Inc.	13,010	737,927
Foot Locker, Inc.	29,477	1,996,183
GameStop Corp. Class A	36,321	1,002,096
Gap, Inc.	80,096	1,781,335
L Brands, Inc.	39,055	2,763,922
Penske Automotive Group, Inc.	10,650	513,117
Staples, Inc.	230,250	1,968,638
Tiffany & Co.	35,197	2,556,358
Williams-Sonoma, Inc.	31,845	1,626,643

		18,736,729

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.2%
Hewlett Packard Enterprise Co.	30,879	702,497
HP, Inc.	144,812	2,248,930
NetApp, Inc.	91,002	3,259,692

Western Digital Corp.	101,073	5,909,738

		12,120,857

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Coach, Inc.	69,207	2,530,208
Ralph Lauren Corp.	20,404	2,063,660

		4,593,868

TRADING COMPANIES & DISTRIBUTORS — 1.2%
Fastenal Co.	31,952	1,334,955
MSC Industrial Direct Co., Inc. Class A	10,602	778,293
W.W. Grainger, Inc.	6,242	1,403,451
Watsco, Inc.	7,215	1,016,593

		4,533,292

TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	5,100	424,524

WATER UTILITIES — 0.1%
Aqua America, Inc.	8,740	266,395

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	32,187	874,843

TOTAL COMMON STOCKS (Cost $345,756,311)		372,055,209

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $525,454)	525,454	525,454

TOTAL INVESTMENTS — 99.8%
(Cost $346,281,765)		372,580,663
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		800,830

NET ASSETS — 100.0%		$373,381,493

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at September 30, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$351,340	$—	$—	$351,340
Air Freight & Logistics	2,882,712	—	—	2,882,712
Airlines	1,683,276	—	—	1,683,276
Auto Components	1,188,039	—	—	1,188,039
Automobiles	3,641,668	—	—	3,641,668

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Banks	$4,910,107	$—	$—	$4,910,107
Building Products	422,368	—	—	422,368
Capital Markets	11,687,211	—	—	11,687,211
Chemicals	14,650,044	—	—	14,650,044
Commercial Services & Supplies	4,395,405	—	—	4,395,405
Communications Equipment	3,103,417	—	—	3,103,417
Construction & Engineering	1,823,403	—	—	1,823,403
Consumer Finance	1,184,268	—	—	1,184,268
Containers & Packaging	11,115,572	—	—	11,115,572
Distributors	3,602,338	—	—	3,602,338
Diversified Consumer Services	1,872,094	—	—	1,872,094
Diversified Telecommunication Services	7,015,986	—	—	7,015,986
Electric Utilities	19,442,939	—	—	19,442,939
Electrical Equipment	9,384,713	—	—	9,384,713
Electronic Equipment, Instruments & Components	5,318,070	—	—	5,318,070
Energy Equipment & Services	10,018,214	—	—	10,018,214
Food & Staples Retailing	1,495,179	—	—	1,495,179
Food Products	6,943,034	—	—	6,943,034
Gas Utilities	1,847,847	—	—	1,847,847
Health Care Equipment & Supplies	1,865,887	—	—	1,865,887
Health Care Providers & Services	5,657,089	—	—	5,657,089
Hotels, Restaurants & Leisure	11,980,235	—	—	11,980,235
Household Durables	6,571,398	—	—	6,571,398
Household Products	1,243,538	—	—	1,243,538
Independent Power Producers & Energy Traders	2,671,942	—	—	2,671,942
Insurance	19,372,095	—	—	19,372,095
Internet Software & Services	277,304	—	—	277,304
IT Services	10,075,160	—	—	10,075,160
Leisure Equipment & Products	4,627,856	—	—	4,627,856
Machinery	15,217,823	—	—	15,217,823
Media	10,257,871	—	—	10,257,871
Metals & Mining	7,368,545	—	—	7,368,545
Multi-Utilities	14,013,501	—	—	14,013,501
Multiline Retail	13,585,370	—	—	13,585,370
Oil, Gas & Consumable Fuels	13,064,668	—	—	13,064,668
Paper & Forest Products	823,395	—	—	823,395
Personal Products	1,284,587	—	—	1,284,587
Professional Services	2,431,102	—	—	2,431,102
Real Estate Investment Trusts (REITs)	38,179,215	—	—	38,179,215
Road & Rail	2,821,994	—	—	2,821,994
Semiconductors & Semiconductor Equipment	10,380,210	—	—	10,380,210
Software	6,754,672	—	—	6,754,672
Specialty Retail	18,736,729	—	—	18,736,729
Technology Hardware, Storage & Peripherals	12,120,857	—	—	12,120,857
Textiles, Apparel & Luxury Goods	4,593,868	—	—	4,593,868
Trading Companies & Distributors	4,533,292	—	—	4,533,292
Transportation Infrastructure	424,524	—	—	424,524
Water Utilities	266,395	—	—	266,395
Wireless Telecommunication Services	874,843	—	—	874,843
Short-Term Investment	525,454	—	—	525,454

TOTAL INVESTMENTS	$372,580,663	$—	$—	$372,580,663

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	470,999	$470,999	8,274,274	8,219,819	525,454	$525,454	$708	$—

TOTAL		$470,999				$525,454	$708	$—

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.6%
B/E Aerospace, Inc.	3,451	$178,279
Boeing Co.	3,777	497,582
BWX Technologies, Inc.	24,974	958,252
General Dynamics Corp.	4,910	761,836
HEICO Corp.	1,220	84,424
HEICO Corp. Class A	2,444	147,887
Hexcel Corp.	5,738	254,193
Huntington Ingalls Industries, Inc.	12,250	1,879,395
L-3 Communications Holdings, Inc.	4,636	698,784
Lockheed Martin Corp.	743	178,112
Northrop Grumman Corp.	3,801	813,224
Orbital ATK, Inc.	1,688	128,676
Raytheon Co.	5,662	770,768
Rockwell Collins, Inc.	5,854	493,726
Spirit AeroSystems Holdings, Inc. Class A (a)	17,270	769,206
Textron, Inc.	8,684	345,189
TransDigm Group, Inc. (a)	497	143,693
United Technologies Corp.	2,202	223,723

		9,326,949

AIR FREIGHT & LOGISTICS — 1.1%
C.H. Robinson Worldwide, Inc.	23,459	1,652,921
Expeditors International of Washington, Inc.	23,257	1,198,201
FedEx Corp.	3,359	586,750
United Parcel Service, Inc. Class B	4,041	441,924

		3,879,796

AIRLINES — 2.8%
Alaska Air Group, Inc.	32,757	2,157,376
American Airlines Group, Inc.	16,201	593,119
Copa Holdings SA Class A	455	40,008
Delta Air Lines, Inc.	54,554	2,147,245
JetBlue Airways Corp. (a)	65,526	1,129,668
Southwest Airlines Co.	66,065	2,569,268
Spirit Airlines, Inc. (a)	2,922	124,273
United Continental Holdings, Inc. (a)	21,285	1,116,824

		9,877,781

AUTO COMPONENTS — 1.5%
BorgWarner, Inc.	949	33,386
Delphi Automotive PLC	3,473	247,694
Gentex Corp.	42,109	739,434
Goodyear Tire & Rubber Co.	23,944	773,391
Johnson Controls International PLC	16,616	773,143
Lear Corp.	16,186	1,962,067
Visteon Corp.	11,886	851,751

		5,380,866

AUTOMOBILES — 0.7%
Ford Motor Co.	30,876	372,673
General Motors Co.	10,254	325,770
Harley-Davidson, Inc.	7,020	369,182
Thor Industries, Inc.	16,639	1,409,323

		2,476,948

BANKS — 1.3%
Associated Banc-Corp	4,679	91,662

Bank of America Corp.	2,602	40,721
Bank of Hawaii Corp.	1,591	115,538
BankUnited, Inc.	3,014	91,023
BB&T Corp.	4,248	160,235
BOK Financial Corp.	570	39,313
CIT Group, Inc.	3,175	115,252
Citigroup, Inc.	943	44,538
Citizens Financial Group, Inc.	4,736	117,027
Comerica, Inc.	3,041	143,900
Commerce Bancshares, Inc.	2,742	135,071
Cullen/Frost Bankers, Inc.	994	71,508
East West Bancorp, Inc.	2,786	102,274
Fifth Third Bancorp	15,712	321,468
First Horizon National Corp.	4,302	65,519
First Republic Bank	2,633	203,031
Huntington Bancshares, Inc.	19,970	196,904
JPMorgan Chase & Co.	543	36,158
KeyCorp	21,627	263,201
M&T Bank Corp.	1,369	158,941
PacWest Bancorp	3,532	151,558
People’s United Financial, Inc.	7,100	112,322
PNC Financial Services Group, Inc.	2,036	183,423
Popular, Inc.	10,806	413,005
Regions Financial Corp.	24,380	240,631
Signature Bank (a)	911	107,908
SunTrust Banks, Inc.	7,985	349,743
SVB Financial Group (a)	292	32,278
Synovus Financial Corp.	4,924	160,178
TCF Financial Corp.	4,734	68,690
US Bancorp.	3,087	132,401
Western Alliance Bancorp (a)	3,130	117,500
Zions Bancorp	2,991	92,781

		4,675,702

BEVERAGES — 0.7%
Brown-Forman Corp. Class A	1,058	52,635
Brown-Forman Corp. Class B	4,394	208,451
Coca-Cola Co.	1,452	61,449
Constellation Brands, Inc. Class A	2,460	409,565
Dr. Pepper Snapple Group, Inc.	11,126	1,015,915
Molson Coors Brewing Co. Class B	3,592	394,402
Monster Beverage Corp. (a)	648	95,133
PepsiCo, Inc.	1,645	178,927

		2,416,477

BIOTECHNOLOGY — 0.2%
AbbVie, Inc.	1,117	70,449
Amgen, Inc.	938	156,468
Biogen, Inc. (a)	213	66,675
Celgene Corp. (a)	466	48,711
Gilead Sciences, Inc.	1,615	127,779
Regeneron Pharmaceuticals, Inc. (a)	162	65,127
United Therapeutics Corp. (a)	996	117,608

		652,817

BUILDING PRODUCTS — 1.5%
Allegion PLC.	1,923	132,514
AO Smith Corp.	8,356	825,489
Armstrong World Industries, Inc. (a)	1,526	63,054
Fortune Brands Home & Security, Inc.	9,073	527,141
Lennox International, Inc.	5,862	920,510

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Masco Corp.	32,740	$1,123,310
Owens Corning	23,570	1,258,402
USG Corp. (a)	16,804	434,384

		5,284,804

CAPITAL MARKETS — 2.4%
Affiliated Managers Group, Inc. (a)	1,681	243,241
Ameriprise Financial, Inc.	1,457	145,365
Artisan Partners Asset Management, Inc. Class A	1,982	53,910
Bank of New York Mellon Corp.	3,383	134,914
BlackRock, Inc.	230	83,366
CBOE Holdings, Inc.	10,242	664,194
Charles Schwab Corp.	1,671	52,753
CME Group, Inc.	1,715	179,252
E*TRADE Financial Corp. (a)	3,747	109,113
Eaton Vance Corp.	10,266	400,887
FactSet Research Systems, Inc.	2,910	471,711
Federated Investors, Inc. Class B	12,673	375,501
Franklin Resources, Inc.	6,065	215,732
Goldman Sachs Group, Inc.	272	43,865
Interactive Brokers Group, Inc. Class A	2,329	82,144
Intercontinental Exchange, Inc.	687	185,050
Invesco, Ltd.	8,543	267,140
Lazard, Ltd. Class A	5,969	217,033
LPL Financial Holdings, Inc.	851	25,453
MarketAxess Holdings, Inc.	3,597	595,627
Moody’s Corp.	4,632	501,553
Morgan Stanley	1,167	37,414
Morningstar, Inc.	2,676	212,127
MSCI, Inc.	7,945	666,903
Nasdaq, Inc.	6,692	451,978
Northern Trust Corp.	2,294	155,969
NorthStar Asset Management Group, Inc.	2,608	33,721
Raymond James Financial, Inc.	4,305	250,594
S&P Global, Inc.	1,751	221,607
SEI Investments Co.	10,090	460,205
State Street Corp. (b)	688	47,905
T Rowe Price Group, Inc.	13,760	915,040
TD Ameritrade Holding Corp.	2,440	85,986
Voya Financial, Inc.	1,574	45,363

		8,632,616

CHEMICALS — 2.6%
Air Products & Chemicals, Inc.	3,980	598,353
Albemarle Corp.	732	62,579
Ashland Global Holdings, Inc.	2,116	245,350
Axalta Coating Systems, Ltd. (a)	1,898	53,656
Cabot Corp.	8,181	428,766
Celanese Corp. Series A	6,869	457,201
Dow Chemical Co.	16,290	844,311
E.I. du Pont de Nemours & Co.	3,517	235,533
Eastman Chemical Co.	11,116	752,331
Ecolab, Inc.	3,115	379,158
FMC Corp.	383	18,514
Huntsman Corp.	3,784	61,566
International Flavors & Fragrances, Inc.	4,557	651,514
LyondellBasell Industries NV Class A	7,279	587,124
Monsanto Co.	3,109	317,740
Mosaic Co.	5,723	139,985

NewMarket Corp.	483	207,362
PPG Industries, Inc.	5,604	579,229
Praxair, Inc.	4,381	529,356
RPM International, Inc.	7,953	427,235
Scotts Miracle-Gro Co. Class A	2,976	247,812
Sherwin-Williams Co.	2,345	648,768
Valspar Corp.	4,577	485,482
Westlake Chemical Corp.	1,193	63,825
WR Grace & Co.	1,792	132,250

		9,155,000

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Cintas Corp.	6,517	733,814
Clean Harbors, Inc. (a)	4,498	215,814
Copart, Inc. (a)	12,270	657,181
Covanta Holding Corp.	2,504	38,536
KAR Auction Services, Inc.	13,201	569,755
Pitney Bowes, Inc.	7,004	127,193
Republic Services, Inc.	10,328	521,048
Rollins, Inc.	7,510	219,893
RR Donnelley & Sons Co.	17,119	269,111
Waste Management, Inc.	9,036	576,135

		3,928,480

COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	1,318	112,135
ARRIS International PLC (a)	1,714	48,558
Brocade Communications Systems, Inc.	10,109	93,306
Cisco Systems, Inc.	4,218	133,795
EchoStar Corp. Class A (a)	2,028	88,887
F5 Networks, Inc. (a)	4,573	569,979
Juniper Networks, Inc.	17,103	411,498
Motorola Solutions, Inc.	19,882	1,516,599
Palo Alto Networks, Inc. (a)	188	29,954

		3,004,711

CONSTRUCTION & ENGINEERING — 1.0%
AECOM (a)	3,263	97,009
Chicago Bridge & Iron Co. NV	609	17,070
Fluor Corp.	16,700	857,044
Jacobs Engineering Group, Inc. (a)	34,452	1,781,858
KBR, Inc.	8,964	135,625
Quanta Services, Inc. (a)	17,162	480,364
Valmont Industries, Inc.	2,499	336,291

		3,705,261

CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	3,742	289,256
Martin Marietta Materials, Inc.	3,352	600,377
Vulcan Materials Co.	2,320	263,854

		1,153,487

CONSUMER FINANCE — 0.5%
Ally Financial, Inc.	7,269	141,527
American Express Co.	2,649	169,642
Capital One Financial Corp.	2,603	186,974
Credit Acceptance Corp. (a)	675	135,722
Discover Financial Services	10,239	579,015
Navient Corp.	4,267	61,744
Synchrony Financial	17,831	499,268

		1,773,892

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

CONTAINERS & PACKAGING — 1.9%
AptarGroup, Inc.	6,002	$464,615
Avery Dennison Corp.	17,503	1,361,558
Ball Corp.	1,706	139,807
Bemis Co., Inc.	15,549	793,155
Berry Plastics Group, Inc. (a)	13,076	573,383
Crown Holdings, Inc. (a)	6,423	366,689
Graphic Packaging Holding Co.	32,176	450,142
International Paper Co.	9,788	469,628
Owens-Illinois, Inc. (a)	2,452	45,092
Packaging Corp. of America	9,651	784,240
Sealed Air Corp.	9,233	423,056
Silgan Holdings, Inc.	3,260	164,924
Sonoco Products Co.	16,652	879,725

		6,916,014

DISTRIBUTORS — 1.0%
Genuine Parts Co.	19,356	1,944,310
LKQ Corp. (a)	23,258	824,729
Pool Corp.	7,299	689,901

		3,458,940

DIVERSIFIED CONSUMER SERVICES — 0.2%
Graham Holdings Co. Class B	63	30,326
H&R Block, Inc.	11,966	277,013
Service Corp. International	8,901	236,233
ServiceMaster Global Holdings, Inc. (a)	6,072	204,505

		748,077

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Berkshire Hathaway, Inc. Class B (a)	1,387	200,380
Leucadia National Corp.	1,344	25,590

		225,970

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.	2,024	82,195
CenturyLink, Inc.	31,679	868,955
Frontier Communications Corp.	169,820	706,451
Level 3 Communications, Inc. (a)	18,589	862,158
SBA Communications Corp. Class A (a)	886	99,374
Verizon Communications, Inc.	4,138	215,093
Zayo Group Holdings, Inc. (a)	2,283	67,828

		2,902,054

ELECTRIC UTILITIES — 4.4%
Alliant Energy Corp.	21,090	807,958
American Electric Power Co., Inc.	17,560	1,127,527
Avangrid, Inc.	1,898	79,298
Duke Energy Corp.	6,196	495,928
Edison International	20,509	1,481,775
Entergy Corp.	14,390	1,104,145
Eversource Energy	13,415	726,825
Exelon Corp.	33,127	1,102,798
FirstEnergy Corp.	28,587	945,658
Great Plains Energy, Inc.	27,268	744,144
Hawaiian Electric Industries, Inc.	10,632	317,365
ITC Holdings Corp.	10,055	467,356
NextEra Energy, Inc.	4,156	508,362
OGE Energy Corp.	22,461	710,217
PG&E Corp.	12,610	771,354
Pinnacle West Capital Corp.	15,328	1,164,775
PPL Corp.	16,857	582,746

Southern Co.	13,856	710,813
Westar Energy, Inc.	11,252	638,551
Xcel Energy, Inc.	26,679	1,097,574

		15,585,169

ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	2,464	651,974
AMETEK, Inc.	6,090	290,980
Eaton Corp. PLC	6,676	438,680
Emerson Electric Co.	12,240	667,203
Hubbell, Inc.	3,829	412,537
Regal Beloit Corp.	717	42,654
Rockwell Automation, Inc.	6,227	761,811

		3,265,839

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Amphenol Corp. Class A	7,971	517,478
Arrow Electronics, Inc. (a)	11,205	716,784
Avnet, Inc.	19,918	817,833
CDW Corp.	7,016	320,842
Cognex Corp.	2,962	156,571
Corning, Inc.	42,526	1,005,740
Dolby Laboratories, Inc. Class A	7,742	420,313
FLIR Systems, Inc.	14,684	461,371
Ingram Micro, Inc. Class A	50,562	1,803,041
IPG Photonics Corp. (a)	2,415	198,875
Jabil Circuit, Inc.	19,566	426,930
Keysight Technologies, Inc. (a)	6,771	214,573
National Instruments Corp.	6,306	179,091
Trimble Navigation, Ltd. (a)	13,247	378,334
VeriFone Systems, Inc. (a)	2,877	45,284

		7,663,060

ENERGY EQUIPMENT & SERVICES — 0.8%
Baker Hughes, Inc.	692	34,925
Diamond Offshore Drilling, Inc.	3,103	54,644
Dril-Quip, Inc. (a)	4,469	249,102
FMC Technologies, Inc. (a)	7,447	220,953
Frank’s International NV	4,677	60,801
Halliburton Co.	2,216	99,454
Helmerich & Payne, Inc.	14,058	946,103
National Oilwell Varco, Inc.	2,120	77,889
Noble Corp. PLC	6,475	41,052
Oceaneering International, Inc.	6,575	180,878
Patterson-UTI Energy, Inc.	19,584	438,094
Rowan Cos. PLC Class A	15,126	229,310
RPC, Inc. (a)	5,316	89,309
Schlumberger, Ltd.	871	68,495
Superior Energy Services, Inc.	5,902	105,646
Transocean, Ltd.	4,645	49,516

		2,946,171

FOOD & STAPLES RETAILING — 1.2%
Casey’s General Stores, Inc.	4,229	508,114
Costco Wholesale Corp.	6,838	1,042,863
CVS Health Corp.	1,671	148,702
Kroger Co.	12,083	358,624
Rite Aid Corp. (a)	6,276	48,263
Sprouts Farmers Market, Inc. (a)	19,802	408,911
Sysco Corp.	17,622	863,654

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

US Foods Holding Corp. (a)	3,450	$81,455
Wal-Mart Stores, Inc.	1,260	90,871
Walgreens Boots Alliance, Inc.	355	28,620
Whole Foods Market, Inc.	24,430	692,591

		4,272,668

FOOD PRODUCTS — 3.7%
Archer-Daniels-Midland Co.	10,692	450,882
Blue Buffalo Pet Products, Inc. (a)	1,864	44,289
Bunge, Ltd.	1,640	97,137
Campbell Soup Co.	9,301	508,765
ConAgra Foods, Inc.	7,776	366,327
Flowers Foods, Inc.	7,258	109,741
General Mills, Inc.	10,878	694,887
Hain Celestial Group, Inc. (a)	1,769	62,941
Hershey Co.	9,014	861,738
Hormel Foods Corp.	20,249	768,045
Ingredion, Inc.	11,207	1,491,203
J.M. Smucker Co.	418	56,656
Kellogg Co.	4,942	382,857
McCormick & Co., Inc.	8,831	882,394
Mead Johnson Nutrition Co.	7,339	579,854
Mondelez International, Inc. Class A	11,076	486,236
Pilgrim’s Pride Corp.	20,344	429,665
Pinnacle Foods, Inc.	5,739	287,926
Post Holdings, Inc. (a)	5,767	445,039
TreeHouse Foods, Inc. (a)	5,327	464,461
Tyson Foods, Inc. Class A	49,357	3,685,487
WhiteWave Foods Co. (a)	2,572	139,994

		13,296,524

GAS UTILITIES — 0.6%
Atmos Energy Corp.	11,334	844,043
National Fuel Gas Co.	2,479	134,039
Piedmont Natural Gas Co., Inc.	6,489	389,600
UGI Corp.	20,594	931,673

		2,299,355

HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Abbott Laboratories	3,102	131,184
Abiomed, Inc. (a)	3,377	434,215
Alere, Inc. (a)	1,162	50,245
Align Technology, Inc. (a)	7,923	742,781
Baxter International, Inc.	7,510	357,476
Becton Dickinson and Co.	330	59,311
Boston Scientific Corp. (a)	5,255	125,069
C.R. Bard, Inc.	3,308	741,918
Cooper Cos., Inc.	1,215	217,801
Danaher Corp.	1,843	144,473
DENTSPLY SIRONA, Inc.	7,466	443,704
DexCom, Inc. (a)	365	31,996
Edwards Lifesciences Corp. (a)	7,536	908,540
Hologic, Inc. (a)	5,623	218,341
IDEXX Laboratories, Inc. (a)	5,801	653,947
Intuitive Surgical, Inc. (a)	1,079	782,092
ResMed, Inc.	12,364	801,063
St. Jude Medical, Inc.	3,067	244,624
Stryker Corp.	3,702	430,950
Teleflex, Inc.	3,024	508,183
Varian Medical Systems, Inc. (a)	9,132	908,908
West Pharmaceutical Services, Inc.	6,975	519,637

Zimmer Biomet Holdings, Inc.	180	23,404

		9,479,862

HEALTH CARE PROVIDERS & SERVICES — 3.5%
Aetna, Inc.	7,652	883,423
AmerisourceBergen Corp.	3,363	271,663
Amsurg Corp. (a)	5,841	391,639
Anthem, Inc.	5,449	682,814
Cardinal Health, Inc.	11,206	870,706
Centene Corp. (a)	8,154	545,992
Cigna Corp.	5,240	682,877
DaVita, Inc. (a)	5,594	369,596
Envision Healthcare Holdings, Inc. (a)	797	17,749
Express Scripts Holding Co. (a)	6,932	488,914
HCA Holdings, Inc. (a)	7,573	572,746
Henry Schein, Inc. (a)	7,471	1,217,624
Humana, Inc.	4,470	790,698
Laboratory Corp. of America Holdings (a)	910	125,107
LifePoint Health, Inc. (a)	4,999	296,091
McKesson Corp.	2,319	386,693
MEDNAX, Inc. (a)	4,445	294,481
Patterson Cos., Inc.	6,336	291,076
Quest Diagnostics, Inc.	11,050	935,162
UnitedHealth Group, Inc.	1,743	244,020
Universal Health Services, Inc. Class B	5,801	714,799
VCA, Inc. (a)	9,935	695,251
WellCare Health Plans, Inc. (a)	7,570	886,371

		12,655,492

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	4,713	62,070
athenahealth, Inc. (a)	1,158	146,047
Cerner Corp. (a)	3,543	218,780
IMS Health Holdings, Inc. (a)	1,609	50,426
Veeva Systems, Inc. Class A (a)	4,723	194,966

		672,289

HOTELS, RESTAURANTS & LEISURE — 2.9%
Aramark	18,616	707,967
Brinker International, Inc.	7,674	387,000
Carnival Corp.	18,598	907,954
Chipotle Mexican Grill, Inc. (a)	486	205,821
Choice Hotels International, Inc.	1,848	83,308
Darden Restaurants, Inc.	22,937	1,406,497
Domino’s Pizza, Inc.	5,041	765,476
Dunkin’ Brands Group, Inc.	2,432	126,659
Extended Stay America, Inc.	2,096	29,763
Hilton Worldwide Holdings, Inc.	3,594	82,410
Hyatt Hotels Corp. Class A (a)	990	48,728
International Game Technology PLC	2,922	71,238
Las Vegas Sands Corp.	3,546	204,037
Marriott International, Inc. Class A	11,958	805,132
McDonald’s Corp.	2,864	330,391
MGM Resorts International (a)	6,763	176,041
Norwegian Cruise Line Holdings, Ltd. (a)	4,196	158,189
Panera Bread Co. Class A (a)	4,394	855,600
Royal Caribbean Cruises, Ltd.	6,352	476,082
Six Flags Entertainment Corp.	10,439	559,635
Starbucks Corp.	5,946	321,916
Vail Resorts, Inc.	3,143	493,074
Wendy’s Co.	21,153	228,452

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Wyndham Worldwide Corp.	5,615	$378,058
Wynn Resorts, Ltd.	480	46,762
Yum! Brands, Inc.	5,785	525,336

		10,381,526

HOUSEHOLD DURABLES — 1.6%
D.R. Horton, Inc.	37,437	1,130,597
Garmin, Ltd.	6,393	307,567
Harman International Industries, Inc.	478	40,367
Leggett & Platt, Inc.	15,224	693,910
Lennar Corp. Class A	3,702	156,743
Mohawk Industries, Inc. (a)	1,671	334,768
Newell Brands, Inc.	4,234	222,963
NVR, Inc. (a)	651	1,067,555
PulteGroup, Inc.	5,157	103,346
Tempur Sealy International, Inc. (a)	3,197	181,398
Toll Brothers, Inc. (a)	2,020	60,317
Tupperware Brands Corp.	6,463	422,486
Whirlpool Corp.	6,016	975,555

		5,697,572

HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	18,066	865,723
Clorox Co.	8,399	1,051,387
Colgate-Palmolive Co.	5,099	378,040
Energizer Holdings, Inc.	3,409	170,313
Kimberly-Clark Corp.	3,666	462,429
Procter & Gamble Co.	901	80,865
Spectrum Brands Holdings, Inc.	593	81,650

		3,090,407

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp.	29,757	382,377
Calpine Corp. (a)	10,625	134,300
NRG Energy, Inc.	3,338	37,419

		554,096

INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	1,493	263,111
Carlisle Cos., Inc.	6,865	704,143
Honeywell International, Inc.	2,282	266,058
Roper Technologies, Inc.	1,720	313,849

		1,547,161

INSURANCE — 6.2%
Aflac, Inc.	12,049	865,962
Alleghany Corp. (a)	768	403,215
Allied World Assurance Co. Holdings AG	2,299	92,926
Allstate Corp.	10,652	736,905
American Financial Group, Inc.	4,452	333,900
American International Group, Inc.	1,261	74,828
American National Insurance Co.	676	82,445
AmTrust Financial Services, Inc.	8,995	241,336
Aon PLC	5,977	672,353
Arch Capital Group, Ltd. (a)	6,538	518,202
Arthur J Gallagher & Co.	10,209	519,332
Aspen Insurance Holdings, Ltd.	8,711	405,845
Assurant, Inc.	3,813	351,749
Assured Guaranty, Ltd.	25,602	710,455
Axis Capital Holdings, Ltd.	13,222	718,351

Brown & Brown, Inc.	12,184	459,459
Chubb, Ltd.	2,520	316,638
Cincinnati Financial Corp.	12,647	953,837
CNA Financial Corp.	872	30,005
Endurance Specialty Holdings, Ltd.	4,962	324,763
Erie Indemnity Co. Class A	1,026	104,724
Everest Re Group, Ltd.	4,886	928,193
First American Financial Corp.	18,810	738,857
FNF Group	16,618	613,370
Hanover Insurance Group, Inc.	7,099	535,407
Hartford Financial Services Group, Inc.	10,438	446,955
Lincoln National Corp.	2,486	116,792
Loews Corp.	7,153	294,346
Markel Corp. (a)	442	410,516
Marsh & McLennan Cos., Inc.	15,211	1,022,940
Mercury General Corp.	1,183	64,888
MetLife, Inc.	2,404	106,810
Old Republic International Corp.	39,580	697,400
Principal Financial Group, Inc.	4,218	217,269
ProAssurance Corp.	2,765	145,107
Progressive Corp.	54,923	1,730,074
Prudential Financial, Inc.	3,030	247,399
Reinsurance Group of America, Inc.	4,125	445,252
RenaissanceRe Holdings, Ltd.	5,705	685,513
Torchmark Corp.	9,338	596,605
Travelers Cos., Inc.	8,776	1,005,291
Unum Group	12,505	441,552
Validus Holdings, Ltd.	10,884	542,241
White Mountains Insurance Group, Ltd.	453	375,990
WR Berkley Corp.	8,589	496,101
XL Group, Ltd.	12,389	416,642

		22,238,740

INTERNET & CATALOG RETAIL — 0.3%
Amazon.com, Inc. (a)	69	57,774
Expedia, Inc.	1,749	204,143
Groupon, Inc. (a)	18,098	93,205
Liberty Interactive Corp. QVC Group Class A (a)	6,161	123,282
Liberty Ventures Series A (a)	3,375	134,561
Priceline Group, Inc. (a)	265	389,945
TripAdvisor, Inc. (a)	1,329	83,966

		1,086,876

INTERNET SOFTWARE & SERVICES — 0.7%
Akamai Technologies, Inc. (a)	3,128	165,753
Alphabet, Inc. Class A (a)	80	64,325
Alphabet, Inc. Class C (a)	70	54,410
CommerceHub, Inc. Series A (a)	337	5,324
CommerceHub, Inc. Series C (a)	675	10,739
CoStar Group, Inc. (a)	434	93,974
eBay, Inc. (a)	42,651	1,403,218
Facebook, Inc. Class A (a)	276	35,402
GoDaddy, Inc. Class A (a)	598	20,649
IAC/InterActiveCorp	546	34,109
Match Group, Inc. (a)	1,759	31,293
Rackspace Hosting, Inc. (a)	3,207	101,630
VeriSign, Inc. (a)	8,292	648,766

		2,669,592

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

IT SERVICES — 3.8%
Accenture PLC Class A	4,308	$526,308
Alliance Data Systems Corp. (a)	415	89,030
Amdocs, Ltd.	17,977	1,039,969
Automatic Data Processing, Inc.	5,554	489,863
Booz Allen Hamilton Holding Corp.	12,546	396,579
Broadridge Financial Solutions, Inc.	13,234	897,133
Cognizant Technology Solutions Corp. Class A (a)	11,089	529,056
Computer Sciences Corp.	5,634	294,151
CoreLogic, Inc. (a)	6,287	246,576
CSRA, Inc.	5,920	159,248
DST Systems, Inc.	4,808	566,959
Euronet Worldwide, Inc. (a)	4,681	383,046
Fidelity National Information Services, Inc.	827	63,704
First Data Corp. Class A (a)	1,642	21,609
Fiserv, Inc. (a)	5,497	546,787
FleetCor Technologies, Inc. (a)	1,316	228,629
Gartner, Inc. (a)	4,068	359,815
Genpact, Ltd. (a)	16,288	390,098
Global Payments, Inc.	3,127	240,028
International Business Machines Corp.	759	120,567
Jack Henry & Associates, Inc.	9,256	791,851
Leidos Holdings, Inc.	16,592	718,102
MasterCard, Inc. Class A	1,958	199,266
Paychex, Inc.	11,644	673,838
PayPal Holdings, Inc. (a)	5,972	244,673
Sabre Corp.	19,917	561,261
Teradata Corp. (a)	2,081	64,511
Total System Services, Inc.	13,398	631,716
Vantiv, Inc. Class A (a)	8,460	476,044
Visa, Inc. Class A	1,533	126,779
Western Union Co.	49,545	1,031,527
WEX, Inc. (a)	1,153	124,628
Xerox Corp.	48,773	494,070

		13,727,421

LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	11,819	576,531
Hasbro, Inc.	7,903	626,945
Mattel, Inc.	28,959	876,878
Polaris Industries, Inc.	960	74,342
Vista Outdoor, Inc. (a)	6,238	248,647

		2,403,343

LIFE SCIENCES TOOLS & SERVICES — 1.4%
Agilent Technologies, Inc.	12,753	600,539
Bio-Rad Laboratories, Inc. Class A (a)	944	154,637
Bio-Techne Corp.	2,735	299,482
Bruker Corp.	17,344	392,842
Charles River Laboratories International, Inc. (a)	5,173	431,118
Illumina, Inc. (a)	376	68,304
Mettler-Toledo International, Inc. (a)	3,471	1,457,230
PerkinElmer, Inc.	4,772	267,757
QIAGEN NV (a)	5,660	155,310
Quintiles Transnational Holdings, Inc. (a)	2,270	184,006
Thermo Fisher Scientific, Inc.	1,779	282,968
VWR Corp. (a)	8,675	246,023

Waters Corp. (a)	3,106	492,270

		5,032,486

MACHINERY — 3.8%
AGCO Corp.	9,019	444,817
Allison Transmission Holdings, Inc.	8,206	235,348
Caterpillar, Inc.	2,794	248,023
Crane Co.	3,712	233,893
Cummins, Inc.	6,267	803,116
Deere & Co.	3,274	279,436
Donaldson Co., Inc.	8,820	329,251
Dover Corp.	5,463	402,295
Flowserve Corp.	4,220	203,573
Fortive Corp.	921	46,879
Graco, Inc.	9,749	721,426
IDEX Corp.	5,050	472,529
Illinois Tool Works, Inc.	5,217	625,205
Ingersoll-Rand PLC	5,172	351,386
ITT, Inc.	9,781	350,551
Lincoln Electric Holdings, Inc.	7,395	463,075
Manitowoc Foodservice, Inc. (a)	28,732	466,033
Middleby Corp. (a)	1,733	214,233
Nordson Corp.	3,084	307,259
Oshkosh Corp.	3,151	176,456
PACCAR, Inc.	8,222	483,289
Parker-Hannifin Corp.	8,002	1,004,491
Pentair PLC	2,205	141,649
Snap-on, Inc.	4,629	703,423
Stanley Black & Decker, Inc.	8,858	1,089,357
Terex Corp.	10,848	275,648
Timken Co.	6,759	237,511
Toro Co.	14,822	694,263
Trinity Industries, Inc.	2,354	56,920
WABCO Holdings, Inc. (a)	2,591	294,156
Wabtec Corp.	3,436	280,549
Xylem, Inc.	14,780	775,211

		13,411,251

MARINE — 0.1%
Kirby Corp. (a)	5,179	321,927

MEDIA — 2.5%
AMC Networks, Inc. Class A (a)	2,898	150,290
Cable One, Inc.	1,153	673,352
CBS Corp. Class B	7,657	419,144
Charter Communications, Inc. Class A (a)	216	58,314
Cinemark Holdings, Inc.	7,859	300,843
Comcast Corp. Class A	2,273	150,791
Discovery Communications, Inc. Class A (a)	4,877	131,289
Discovery Communications, Inc. Class C (a)	7,302	192,116
DISH Network Corp. Class A (a)	458	25,089
Interpublic Group of Cos., Inc.	47,460	1,060,731
John Wiley & Sons, Inc. Class A	7,250	374,172
Liberty Broadband Corp. Class A (a)	480	33,677
Liberty Broadband Corp. Class C (a)	1,571	112,295
Liberty SiriusXM Group Class A (a)	6,919	235,108
Liberty SiriusXM Group Class C (a)	16,023	535,328
Live Nation Entertainment, Inc. (a)	3,037	83,457
Madison Square Garden Co. Class A (a)	861	145,862

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

News Corp. Class A	26,956	$376,845
News Corp. Class B	10,775	153,220
Omnicom Group, Inc.	19,346	1,644,410
Regal Entertainment Group Class A	13,385	291,124
Scripps Networks Interactive, Inc. Class A	3,303	209,707
Sirius XM Holdings, Inc. (a)	56,834	236,998
Starz Class A (a)	1,684	52,524
TEGNA, Inc.	5,883	128,602
Thomson Reuters Corp.	6,806	281,632
Time Warner, Inc.	2,053	163,439
Twenty-First Century Fox, Inc. Class A	11,649	282,139
Twenty-First Century Fox, Inc. Class B	4,458	110,291
Viacom, Inc. Class B	1,808	68,885
Walt Disney Co.	1,015	94,253

		8,775,927

METALS & MINING — 1.6%
Alcoa, Inc.	24,442	247,842
Compass Minerals International, Inc.	1,625	119,762
Freeport-McMoRan, Inc.	1,712	18,592
Newmont Mining Corp.	30,533	1,199,642
Nucor Corp.	20,870	1,032,021
Reliance Steel & Aluminum Co.	24,222	1,744,711
Royal Gold, Inc.	2,445	189,316
Southern Copper Corp.	739	19,436
Steel Dynamics, Inc.	48,333	1,207,842
Tahoe Resources, Inc.	4,339	55,669

		5,834,833

MULTI-UTILITIES — 3.1%
Ameren Corp.	29,114	1,431,826
CenterPoint Energy, Inc.	28,023	650,974
CMS Energy Corp.	22,264	935,311
Consolidated Edison, Inc.	17,192	1,294,557
Dominion Resources, Inc.	5,038	374,172
DTE Energy Co.	9,067	849,306
MDU Resources Group, Inc.	6,863	174,595
NiSource, Inc.	64,998	1,567,102
Public Service Enterprise Group, Inc.	33,518	1,403,399
SCANA Corp.	12,821	927,856
Sempra Energy	5,193	556,638
Vectren Corp.	14,117	708,673
WEC Energy Group, Inc.	2,991	179,101

		11,053,510

MULTILINE RETAIL — 0.6%
Dillard’s, Inc. Class A	426	26,842
Dollar General Corp.	12,870	900,771
JC Penney Co., Inc. (a)	30,221	278,638
Kohl’s Corp.	2,747	120,181
Macy’s, Inc.	794	29,418
Nordstrom, Inc.	2,447	126,950
Target Corp.	11,986	823,199

		2,305,999

OIL, GAS & CONSUMABLE FUELS — 1.3%
Antero Resources Corp. (a)	2,763	74,463
Apache Corp.	2,771	176,984
Cabot Oil & Gas Corp.	1,259	32,482
Chevron Corp.	568	58,459
Cimarex Energy Co.	264	35,474

Concho Resources, Inc. (a)	697	95,733
ConocoPhillips	638	27,734
Continental Resources, Inc. (a)	715	37,151
Devon Energy Corp.	1,670	73,664
Diamondback Energy, Inc. (a)	704	67,964
EOG Resources, Inc.	262	25,338
EQT Corp.	1,833	133,112
Exxon Mobil Corp.	969	84,574
Hess Corp.	308	16,515
HollyFrontier Corp.	6,397	156,726
Marathon Petroleum Corp.	969	39,332
Murphy Oil Corp.	1,712	52,045
Newfield Exploration Co. (a)	4,521	196,483
ONEOK, Inc.	6,038	310,293
Parsley Energy, Inc. Class A (a)	1,146	38,402
PBF Energy, Inc. Class A	4,801	108,695
Phillips 66	5,955	479,675
Pioneer Natural Resources Co.	1,087	201,801
QEP Resources, Inc.	3,674	71,753
SM Energy Co.	725	27,970
Spectra Energy Corp.	8,424	360,126
Tesoro Corp.	6,369	506,718
Valero Energy Corp.	18,349	972,497
World Fuel Services Corp.	5,111	236,435

		4,698,598

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	8,655	321,360

PERSONAL PRODUCTS — 0.6%
Coty, Inc. Class A (a)	1,072	25,192
Estee Lauder Cos., Inc. Class A	9,094	805,364
Herbalife, Ltd. (a)	10,695	662,983
Nu Skin Enterprises, Inc. Class A	8,292	537,156

		2,030,695

PHARMACEUTICALS — 0.2%
Akorn, Inc. (a)	1,435	39,118
Bristol-Myers Squibb Co.	909	49,013
Eli Lilly & Co.	1,545	124,002
Johnson & Johnson	911	107,616
Merck & Co., Inc.	1,855	115,771
Pfizer, Inc.	1,750	59,273
Zoetis, Inc.	2,620	136,266

		631,059

PROFESSIONAL SERVICES — 0.7%
Dun & Bradstreet Corp.	1,348	184,164
Equifax, Inc.	7,877	1,060,087
ManpowerGroup, Inc.	5,216	376,908
Nielsen Holdings PLC	8,767	469,648
Robert Half International, Inc.	5,681	215,083
TransUnion (a)	586	20,217
Verisk Analytics, Inc. (a)	338	27,472

		2,353,579

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.8%
Alexandria Real Estate Equities, Inc.	1,259	136,941
American Campus Communities, Inc.	3,454	175,705
American Capital Agency Corp.	12,288	240,108
American Tower Corp. REIT	1,536	174,075
Annaly Capital Management, Inc.	2,392	25,116

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Apartment Investment & Management Co. Class A REIT	2,509	$115,188
Apple Hospitality REIT, Inc.	11,240	208,052
AvalonBay Communities, Inc. REIT	2,125	377,910
Boston Properties, Inc. REIT	1,618	220,517
Brandywine Realty Trust	1,641	25,632
Brixmor Property Group, Inc.	5,213	144,869
Camden Property Trust	4,739	396,844
Care Capital Properties, Inc.	11,939	340,261
Chimera Investment Corp.	18,386	293,257
Columbia Property Trust, Inc.	1,447	32,398
Communications Sales & Leasing, Inc. (a)	4,561	143,261
Corporate Office Properties Trust	12,988	368,210
Corrections Corp. of America	18,210	252,573
Crown Castle International Corp. REIT	5,882	554,143
CubeSmart REIT	5,625	153,338
CyrusOne, Inc. REIT	491	23,357
DCT Industrial Trust, Inc. REIT	4,409	214,057
Digital Realty Trust, Inc. REIT	3,140	304,957
Douglas Emmett, Inc.	2,719	99,597
Duke Realty Corp.	11,524	314,951
Empire State Realty Trust, Inc. Class A	4,671	97,857
EPR Properties	6,445	507,479
Equinix, Inc. REIT	1,155	416,089
Equity Commonwealth (a)	3,239	97,883
Equity LifeStyle Properties, Inc.	4,985	384,742
Equity One, Inc.	2,499	76,494
Equity Residential REIT	4,704	302,608
Essex Property Trust, Inc. REIT	605	134,734
Extra Space Storage, Inc. REIT	3,191	253,397
Federal Realty Investment Trust REIT	1,781	274,149
Forest City Realty Trust, Inc. Class A	6,618	153,074
Gaming and Leisure Properties, Inc.	4,742	158,620
General Growth Properties, Inc. REIT	12,675	349,830
Healthcare Trust of America, Inc. Class A	2,640	86,117
Highwoods Properties, Inc.	3,522	183,567
Hospitality Properties Trust	8,648	257,019
Host Hotels & Resorts, Inc. REIT	14,400	224,208
Iron Mountain, Inc. REIT	11,859	445,068
Kilroy Realty Corp. REIT	2,420	167,827
Kimco Realty Corp. REIT	38,856	1,124,881
Lamar Advertising Co. Class A	9,645	629,915
Liberty Property Trust REIT	9,796	395,269
Life Storage, Inc. REIT	3,214	285,853
Macerich Co.	4,827	390,359
MFA Financial, Inc.	32,460	242,801
Mid-America Apartment Communities, Inc.	6,726	632,177
National Retail Properties, Inc.	6,867	349,187
Omega Healthcare Investors, Inc.	6,706	237,728
Outfront Media, Inc.	6,903	163,256
Piedmont Office Realty Trust, Inc. Class A	9,320	202,896
Post Properties, Inc. REIT	2,924	193,364
Prologis, Inc. REIT	6,952	372,210
Public Storage REIT	2,099	468,371
Rayonier, Inc.	3,237	85,910
Realty Income Corp. REIT	4,232	283,248
Regency Centers Corp.	3,446	267,031
Retail Properties of America, Inc. Class A	12,494	209,899

Senior Housing Properties Trust	10,620	241,180
Simon Property Group, Inc. REIT	1,617	334,735
SL Green Realty Corp. REIT	871	94,155
Spirit Realty Capital, Inc. REIT	6,635	88,445
Starwood Property Trust, Inc.	7,106	160,027
STORE Capital Corp.	5,821	171,545
Sun Communities, Inc. REIT	3,817	299,558
Tanger Factory Outlet Centers, Inc.	17,299	673,969
Taubman Centers, Inc.	2,605	193,838
Two Harbors Investment Corp.	10,212	87,108
UDR, Inc. REIT	3,237	116,500
Ventas, Inc. REIT	3,451	243,744
VEREIT, Inc.	2,805	29,088
Vornado Realty Trust REIT	2,211	223,775
Weingarten Realty Investors REIT	7,956	310,125
Welltower, Inc. REIT	4,495	336,091
Weyerhaeuser Co.	9,905	316,366
WP Carey, Inc.	2,920	188,428

		20,549,111

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	11,968	334,865
Jones Lang LaSalle, Inc.	1,580	179,788
Realogy Holdings Corp.	2,069	53,504

		568,157

ROAD & RAIL — 1.0%
AMERCO	911	295,374
Avis Budget Group, Inc. (a)	854	29,215
CSX Corp.	7,465	227,683
Genesee & Wyoming, Inc. Class A (a)	1,159	79,913
JB Hunt Transport Services, Inc.	7,881	639,464
Kansas City Southern	4,089	381,586
Landstar System, Inc.	10,351	704,696
Norfolk Southern Corp.	5,373	521,503
Old Dominion Freight Line, Inc. (a)	6,987	479,378
Ryder System, Inc.	1,671	110,202
Union Pacific Corp.	2,344	228,610

		3,697,624

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Analog Devices, Inc.	6,333	408,162
Applied Materials, Inc.	22,420	675,963
Broadcom, Ltd.	1,564	269,821
Cree, Inc. (a)	3,266	84,002
Intel Corp.	8,008	302,302
KLA-Tencor Corp.	12,249	853,878
Lam Research Corp.	3,558	336,978
Linear Technology Corp.	14,881	882,295
Marvell Technology Group, Ltd.	19,414	257,624
Maxim Integrated Products, Inc.	14,526	580,023
Microchip Technology, Inc.	8,810	547,453
Micron Technology, Inc. (a)	2,264	40,254
NVIDIA Corp.	16,369	1,121,604
ON Semiconductor Corp. (a)	14,938	184,036
Qorvo, Inc. (a)	898	50,055
QUALCOMM, Inc.	3,339	228,722
Skyworks Solutions, Inc.	1,509	114,895
Teradyne, Inc.	27,821	600,377

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Texas Instruments, Inc.	11,608	$814,649
Xilinx, Inc.	7,798	423,743

		8,776,836

SOFTWARE — 2.8%
Activision Blizzard, Inc.	4,828	213,880
Adobe Systems, Inc. (a)	2,778	301,524
ANSYS, Inc. (a)	4,710	436,193
Atlassian Corp. PLC Class A (a)	1,035	31,019
Autodesk, Inc. (a)	911	65,893
CA, Inc.	15,886	525,509
Cadence Design Systems, Inc. (a)	37,778	964,472
CDK Global, Inc.	6,607	378,978
Citrix Systems, Inc. (a)	12,000	1,022,640
Dell Technologies, Inc. — VMware, Inc. Class V (a)	2,617	125,093
Electronic Arts, Inc. (a)	12,621	1,077,833
Fortinet, Inc. (a)	2,896	106,949
Guidewire Software, Inc. (a)	3,572	214,249
Intuit, Inc.	4,293	472,273
Manhattan Associates, Inc. (a)	5,255	302,793
Microsoft Corp.	1,845	106,272
Nuance Communications, Inc. (a)	3,880	56,260
Oracle Corp.	1,177	46,233
PTC, Inc. (a)	1,218	53,970
Red Hat, Inc. (a)	4,384	354,359
salesforce.com, Inc. (a)	1,579	112,630
ServiceNow, Inc. (a)	776	61,420
Splunk, Inc. (a)	325	19,071
Symantec Corp.	67,730	1,700,023
Synopsys, Inc. (a)	11,043	655,402
Tyler Technologies, Inc. (a)	306	52,396
Ultimate Software Group, Inc. (a)	1,512	309,038
VMware, Inc. Class A (a)	1,150	84,352
Workday, Inc. Class A (a)	602	55,197
Zynga, Inc. Class A (a)	7,875	22,916

		9,928,837

SPECIALTY RETAIL — 4.7%
Advance Auto Parts, Inc.	3,802	566,954
AutoNation, Inc. (a)	2,009	97,858
AutoZone, Inc. (a)	1,411	1,084,128
Bed Bath & Beyond, Inc.	4,062	175,113
Best Buy Co., Inc.	58,844	2,246,664
Burlington Stores, Inc. (a)	12,929	1,047,508
Cabela’s, Inc. (a)	3,494	191,925
CarMax, Inc. (a)	2,162	115,343
CST Brands, Inc.	2,062	99,162
Dick’s Sporting Goods, Inc.	15,415	874,339
Foot Locker, Inc.	17,216	1,165,867
GameStop Corp. Class A	7,837	216,223
Gap, Inc.	1,781	39,609
Home Depot, Inc.	1,719	221,201
L Brands, Inc.	5,426	383,998
Lowe’s Cos., Inc.	9,549	689,533
Michaels Cos., Inc. (a)	12,958	313,195
Murphy USA, Inc. (a)	3,794	270,740
O’Reilly Automotive, Inc. (a)	3,772	1,056,575
Penske Automotive Group, Inc.	1,397	67,307
Ross Stores, Inc.	24,349	1,565,641

Sally Beauty Holdings, Inc. (a)	13,010	334,097
Signet Jewelers, Ltd.	3,801	283,288
Staples, Inc.	7,615	65,108
Tiffany & Co.	3,820	277,447
TJX Cos., Inc.	14,469	1,081,992
Tractor Supply Co.	8,382	564,528
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,673	874,100
Urban Outfitters, Inc. (a)	13,544	467,539
Williams-Sonoma, Inc.	3,257	166,368

		16,603,350

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Apple, Inc.	918	103,780
Hewlett Packard Enterprise Co.	23,510	534,853
HP, Inc.	18,115	281,326
Lexmark International, Inc. Class A	582	23,257
NCR Corp. (a)	9,075	292,124
NetApp, Inc.	10,045	359,812
Western Digital Corp.	818	47,828

		1,642,980

TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Carter’s, Inc.	5,348	463,725
Coach, Inc.	30,745	1,124,037
Hanesbrands, Inc.	7,025	177,381
Kate Spade & Co. (a)	4,538	77,736
lululemon athletica, Inc. (a)	5,180	315,876
Michael Kors Holdings, Ltd. (a)	30,382	1,421,574
NIKE, Inc. Class B	8,253	434,521
PVH Corp.	3,452	381,446
Ralph Lauren Corp.	2,277	230,296
Skechers U.S.A., Inc. Class A (a)	8,425	192,933
Under Armour, Inc. Class C (a)	12,748	431,647
VF Corp.	7,183	402,607

		5,653,779

TOBACCO — 0.1%
Altria Group, Inc.	3,867	244,510
Philip Morris International, Inc.	1,712	166,441

		410,951

TRADING COMPANIES & DISTRIBUTORS — 1.0%
Air Lease Corp.	4,323	123,551
Fastenal Co.	16,820	702,739
HD Supply Holdings, Inc. (a)	16,318	521,850
MSC Industrial Direct Co., Inc. Class A	6,614	485,534
United Rentals, Inc. (a)	2,843	223,147
W.W. Grainger, Inc.	3,117	700,826
Watsco, Inc.	4,752	669,557
WESCO International, Inc. (a)	2,128	130,851

		3,558,055

TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Macquarie Infrastructure Corp.	601	50,027

WATER UTILITIES — 0.3%
American Water Works Co., Inc.	9,675	724,077
Aqua America, Inc.	12,965	395,173

		1,119,250

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Sprint Corp. (a)	12,285	$81,449
T-Mobile US, Inc. (a)	6,201	289,711
Telephone & Data Systems, Inc.	21,434	582,576
United States Cellular Corp. (a)	4,376	159,024

		1,112,760

TOTAL COMMON STOCKS (Cost $330,711,581)		355,552,746

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e) (Cost $417,829)	417,829	417,829

TOTAL INVESTMENTS — 99.8% (Cost $331,129,410)		355,970,575
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		683,340

NET ASSETS — 100.0%		$356,653,915

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$9,326,949	$—	$—	$9,326,949
Air Freight & Logistics	3,879,796	—	—	3,879,796
Airlines	9,877,781	—	—	9,877,781
Auto Components	5,380,866	—	—	5,380,866
Automobiles.	2,476,948	—	—	2,476,948
Banks	4,675,702	—	—	4,675,702
Beverages	2,416,477	—	—	2,416,477
Biotechnology	652,817	—	—	652,817
Building Products	5,284,804	—	—	5,284,804
Capital Markets	8,632,616	—	—	8,632,616
Chemicals	9,155,000	—	—	9,155,000
Commercial Services & Supplies	3,928,480	—	—	3,928,480
Communications Equipment	3,004,711	—	—	3,004,711
Construction & Engineering	3,705,261	—	—	3,705,261
Construction Materials	1,153,487	—	—	1,153,487
Consumer Finance	1,773,892	—	—	1,773,892
Containers & Packaging	6,916,014	—	—	6,916,014
Distributors	3,458,940	—	—	3,458,940
Diversified Consumer Services	748,077	—	—	748,077
Diversified Financial Services	225,970	—	—	225,970
Diversified Telecommunication Services	2,902,054	—	—	2,902,054
Electric Utilities	15,585,169	—	—	15,585,169
Electrical Equipment.	3,265,839	—	—	3,265,839
Electronic Equipment, Instruments & Components	7,663,060	—	—	7,663,060
Energy Equipment & Services	2,946,171	—	—	2,946,171
Food & Staples Retailing	4,272,668	—	—	4,272,668
Food Products	13,296,524	—	—	13,296,524
Gas Utilities	2,299,355	—	—	2,299,355
Health Care Equipment & Supplies	9,479,862	—	—	9,479,862
Health Care Providers & Services	12,655,492	—	—	12,655,492
Health Care Technology	672,289	—	—	672,289

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Hotels, Restaurants & Leisure	$10,381,526	$—	$—	$10,381,526
Household Durables	5,697,572	—	—	5,697,572
Household Products	3,090,407	—	—	3,090,407
Independent Power Producers & Energy Traders	554,096	—	—	554,096
Industrial Conglomerates	1,547,161	—	—	1,547,161
Insurance	22,238,740	—	—	22,238,740
Internet & Catalog Retail	1,086,876	—	—	1,086,876
Internet Software & Services	2,669,592	—	—	2,669,592
IT Services.	13,727,421	—	—	13,727,421
Leisure Equipment & Products	2,403,343	—	—	2,403,343
Life Sciences Tools & Services	5,032,486	—	—	5,032,486
Machinery	13,411,251	—	—	13,411,251
Marine	321,927	—	—	321,927
Media	8,775,927	—	—	8,775,927
Metals & Mining	5,834,833	—	—	5,834,833
Multi-Utilities	11,053,510	—	—	11,053,510
Multiline Retail	2,305,999	—	—	2,305,999
Oil, Gas & Consumable Fuels	4,698,598	—	—	4,698,598
Paper & Forest Products	321,360	—	—	321,360
Personal Products	2,030,695	—	—	2,030,695
Pharmaceuticals	631,059	—	—	631,059
Professional Services	2,353,579	—	—	2,353,579
Real Estate Investment Trusts (REITs)	20,549,111	—	—	20,549,111
Real Estate Management & Development	568,157	—	—	568,157
Road & Rail	3,697,624	—	—	3,697,624
Semiconductors & Semiconductor Equipment	8,776,836	—	—	8,776,836
Software	9,928,837	—	—	9,928,837
Specialty Retail	16,603,350	—	—	16,603,350
Technology Hardware, Storage & Peripherals	1,642,980	—	—	1,642,980
Textiles, Apparel & Luxury Goods	5,653,779	—	—	5,653,779
Tobacco	410,951	—	—	410,951
Trading Companies & Distributors	3,558,055	—	—	3,558,055
Transportation Infrastructure	50,027	—	—	50,027
Water Utilities	1,119,250	—	—	1,119,250
Wireless Telecommunication Services	1,112,760	—	—	1,112,760
Short-Term Investment	417,829	—	—	417,829

TOTAL INVESTMENTS	$355,970,575	$—	$—	$355,970,575

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	724	$39,038	257	293	688	$47,905	$261	$1,728
State Street Institutional Liquid Reserves Fund, Premier Class	212,146	212,146	6,105,859	5,900,176	417,829	417,829	550	—

TOTAL		$251,184				$465,734	$811	$1,728

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
B/E Aerospace, Inc.	6,761	$349,273
BWX Technologies, Inc.	18,441	707,581
General Dynamics Corp.	11,311	1,755,015
HEICO Corp.	1,150	79,580
HEICO Corp. Class A	2,372	143,530
Hexcel Corp.	11,496	509,273
Huntington Ingalls Industries, Inc.	10,148	1,556,906
L-3 Communications Holdings, Inc.	6,469	975,072
Rockwell Collins, Inc.	15,878	1,339,150
Spirit AeroSystems Holdings, Inc. Class A (a)	14,201	632,513

		8,047,893

AIR FREIGHT & LOGISTICS — 1.1%
C.H. Robinson Worldwide, Inc.	30,247	2,131,204
Expeditors International of Washington, Inc.	41,558	2,141,068

		4,272,272

AIRLINES — 0.7%
Alaska Air Group, Inc.	20,482	1,348,945
Southwest Airlines Co.	37,105	1,443,013

		2,791,958

AUTO COMPONENTS — 1.0%
Delphi Automotive PLC	14,024	1,000,192
Gentex Corp.	17,741	311,532
Lear Corp.	17,603	2,133,836
Visteon Corp.	9,290	665,721

		4,111,281

AUTOMOBILES — 0.4%
Harley-Davidson, Inc.	19,999	1,051,748
Thor Industries, Inc.	4,933	417,825

		1,469,573

BANKS — 0.6%
Associated Banc-Corp	8,516	166,829
Bank of Hawaii Corp.	3,234	234,853
BankUnited, Inc.	7,334	221,487
BOK Financial Corp.	1,654	114,077
CIT Group, Inc.	20,507	744,404
Commerce Bancshares, Inc.	5,404	266,201
Cullen/Frost Bankers, Inc.	3,561	256,178
People’s United Financial, Inc.	18,377	290,724
TCF Financial Corp.	9,814	142,401

		2,437,154

BEVERAGES — 0.6%
Brown-Forman Corp. Class A	2,810	139,798
Brown-Forman Corp. Class B	12,378	587,212
Dr. Pepper Snapple Group, Inc.	18,736	1,710,784

		2,437,794

BUILDING PRODUCTS — 0.3%
AO Smith Corp.	8,096	799,804
Lennox International, Inc.	3,850	604,565

		1,404,369

CAPITAL MARKETS — 3.6%
Affiliated Managers Group, Inc. (a)	6,153	890,339
Artisan Partners Asset Management, Inc. Class A	2,553	69,442

CBOE Holdings, Inc.	18,437	1,195,639
Eaton Vance Corp.	22,829	891,472
FactSet Research Systems, Inc.	7,145	1,158,204
Federated Investors, Inc. Class B	13,709	406,198
Franklin Resources, Inc.	44,404	1,579,450
Interactive Brokers Group, Inc. Class A	5,516	194,549
Invesco, Ltd.	21,608	675,682
Lazard, Ltd. Class A	14,710	534,856
LPL Financial Holdings, Inc.	8,446	252,620
Moody’s Corp.	10,470	1,133,692
Morningstar, Inc.	5,917	469,041
MSCI, Inc.	8,010	672,359
Nasdaq, Inc.	8,627	582,668
Raymond James Financial, Inc.	7,999	465,622
SEI Investments Co.	15,757	718,677
T Rowe Price Group, Inc.	33,444	2,224,026
Voya Financial, Inc.	10,847	312,610

		14,427,146

CHEMICALS — 2.6%
Ashland Global Holdings, Inc.	4,159	482,236
Cabot Corp.	3,689	193,340
Eastman Chemical Co.	11,606	785,494
International Flavors & Fragrances, Inc.	7,704	1,101,441
Mosaic Co.	31,536	771,371
NewMarket Corp.	1,285	551,676
PPG Industries, Inc.	15,349	1,586,473
Praxair, Inc.	16,008	1,934,247
RPM International, Inc.	15,463	830,672
Scotts Miracle-Gro Co. Class A	3,901	324,836
Sherwin-Williams Co.	4,829	1,335,991
Valspar Corp.	4,524	479,861

		10,377,638

COMMERCIAL SERVICES & SUPPLIES — 1.2%
Cintas Corp.	13,269	1,494,090
Clean Harbors, Inc. (a)	4,087	196,094
Copart, Inc. (a)	14,636	783,904
Covanta Holding Corp.	9,389	144,497
KAR Auction Services, Inc.	14,539	627,503
Pitney Bowes, Inc.	13,606	247,085
Republic Services, Inc.	19,138	965,512
Rollins, Inc.	15,889	465,230

		4,923,915

COMMUNICATIONS EQUIPMENT — 0.8%
EchoStar Corp. Class A (a)	6,583	288,533
Motorola Solutions, Inc.	40,493	3,088,806

		3,377,339

CONSTRUCTION & ENGINEERING — 0.9%
Fluor Corp.	19,187	984,677
Jacobs Engineering Group, Inc. (a)	28,536	1,475,882
KBR, Inc.	7,503	113,521
Quanta Services, Inc. (a)	32,864	919,863
Valmont Industries, Inc.	2,476	333,195

		3,827,138

CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	56,157	1,093,377
Discover Financial Services	22,194	1,255,071
Synchrony Financial	45,535	1,274,980

		3,623,428

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

CONTAINERS & PACKAGING — 3.1%
AptarGroup, Inc.	11,706	$906,161
Avery Dennison Corp.	20,653	1,606,597
Bemis Co., Inc.	36,823	1,878,341
Berry Plastics Group, Inc. (a)	12,194	534,707
Crown Holdings, Inc. (a)	18,999	1,084,653
Graphic Packaging Holding Co.	46,263	647,219
International Paper Co.	31,243	1,499,039
Packaging Corp. of America	13,622	1,106,924
Sealed Air Corp.	13,055	598,180
Silgan Holdings, Inc.	13,242	669,913
Sonoco Products Co.	37,508	1,981,548

		12,513,282

DISTRIBUTORS — 1.4%
Genuine Parts Co.	40,882	4,106,597
LKQ Corp. (a)	18,706	663,315
Pool Corp.	8,426	796,425

		5,566,337

DIVERSIFIED CONSUMER SERVICES — 0.6%
Graham Holdings Co. Class B	244	117,454
H&R Block, Inc.	78,019	1,806,140
Service Corp. International	23,770	630,856

		2,554,450

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
CenturyLink, Inc.	87,829	2,409,150

ELECTRIC UTILITIES — 4.3%
Alliant Energy Corp.	26,532	1,016,441
American Electric Power Co., Inc.	22,146	1,421,995
Avangrid, Inc.	2,182	91,164
Edison International	25,608	1,850,178
Entergy Corp.	21,843	1,676,013
Eversource Energy	17,595	953,297
Exelon Corp.	41,352	1,376,608
FirstEnergy Corp.	46,679	1,544,141
Great Plains Energy, Inc.	31,869	869,705
Hawaiian Electric Industries, Inc.	15,774	470,854
ITC Holdings Corp.	10,737	499,056
OGE Energy Corp.	39,932	1,262,650
PG&E Corp.	17,406	1,064,725
Pinnacle West Capital Corp.	18,223	1,384,766
Westar Energy, Inc.	12,538	711,531
Xcel Energy, Inc.	34,861	1,434,182

		17,627,306

ELECTRICAL EQUIPMENT — 1.2%
AMETEK, Inc.	20,884	997,838
Emerson Electric Co.	33,163	1,807,715
Hubbell, Inc.	6,663	717,872
Regal Beloit Corp.	2,021	120,229
Rockwell Automation, Inc.	10,768	1,317,357

		4,961,011

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Amphenol Corp. Class A	15,996	1,038,460
Arrow Electronics, Inc. (a)	8,852	566,263
Avnet, Inc.	39,676	1,629,097
Dolby Laboratories, Inc. Class A	5,539	300,712
FLIR Systems, Inc.	21,479	674,870

Ingram Micro, Inc. Class A	56,651	2,020,175
Jabil Circuit, Inc.	16,910	368,976
National Instruments Corp.	11,440	324,896

		6,923,449

ENERGY EQUIPMENT & SERVICES — 0.4%
Dril-Quip, Inc. (a)	3,136	174,801
FMC Technologies, Inc. (a)	30,037	891,198
Oceaneering International, Inc.	16,932	465,799

		1,531,798

FOOD & STAPLES RETAILING — 0.8%
Casey’s General Stores, Inc.	4,138	497,181
Sysco Corp.	30,173	1,478,779
US Foods Holding Corp. (a)	3,530	83,343
Whole Foods Market, Inc.	34,641	982,072

		3,041,375

FOOD PRODUCTS — 3.9%
Archer-Daniels-Midland Co.	41,675	1,757,435
Bunge, Ltd.	13,782	816,308
Campbell Soup Co.	16,159	883,897
Flowers Foods, Inc.	13,039	197,150
Hain Celestial Group, Inc. (a)	5,459	194,231
Hershey Co.	24,298	2,322,889
Hormel Foods Corp.	33,193	1,259,010
Ingredion, Inc.	10,135	1,348,563
McCormick & Co., Inc.	16,354	1,634,092
Mead Johnson Nutrition Co.	15,369	1,214,305
Pinnacle Foods, Inc.	17,491	877,523
TreeHouse Foods, Inc. (a)	6,115	533,167
Tyson Foods, Inc. Class A	37,936	2,832,681

		15,871,251

GAS UTILITIES — 0.6%
Atmos Energy Corp.	12,379	921,864
National Fuel Gas Co.	3,208	173,456
Piedmont Natural Gas Co., Inc.	4,815	289,093
UGI Corp.	23,066	1,043,506

		2,427,919

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
C.R. Bard, Inc.	4,925	1,104,579
Cooper Cos., Inc.	2,684	481,134
DENTSPLY SIRONA, Inc.	12,621	750,066
IDEXX Laboratories, Inc. (a)	5,501	620,128
ResMed, Inc.	13,622	882,569
Teleflex, Inc.	5,093	855,879
Varian Medical Systems, Inc. (a)	19,604	1,951,186
West Pharmaceutical Services, Inc.	10,253	763,848

		7,409,389

HEALTH CARE PROVIDERS & SERVICES — 5.8%
AmerisourceBergen Corp.	42,641	3,444,540
Amsurg Corp. (a)	5,922	397,070
Anthem, Inc.	15,774	1,976,640
Cardinal Health, Inc.	40,424	3,140,945
Cigna Corp.	16,811	2,190,810
DaVita, Inc. (a)	17,330	1,144,993
Henry Schein, Inc. (a)	14,525	2,367,284
Humana, Inc.	8,933	1,580,158
LifePoint Health, Inc. (a)	9,703	574,709

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

McKesson Corp.	12,095	$2,016,841
MEDNAX, Inc. (a)	13,233	876,686
Patterson Cos., Inc.	19,416	891,971
Quest Diagnostics, Inc.	19,298	1,633,190
Universal Health Services, Inc. Class B	5,078	625,711
VCA, Inc. (a)	7,956	556,761

		23,418,309

HOTELS, RESTAURANTS & LEISURE — 3.1%
Aramark	41,246	1,568,585
Brinker International, Inc.	21,631	1,090,851
Carnival Corp.	24,124	1,177,734
Choice Hotels International, Inc.	6,685	301,360
Darden Restaurants, Inc.	31,688	1,943,108
Domino’s Pizza, Inc.	6,546	994,010
Dunkin’ Brands Group, Inc.	8,810	458,825
Extended Stay America, Inc.	3,863	54,855
Hyatt Hotels Corp. Class A (a)	3,580	176,208
Marriott International, Inc. Class A	19,320	1,300,816
Panera Bread Co. Class A (a)	3,201	623,299
Six Flags Entertainment Corp.	8,719	467,425
Vail Resorts, Inc.	2,713	425,615
Wendy’s Co.	38,690	417,852
Wyndham Worldwide Corp.	21,092	1,420,124

		12,420,667

HOUSEHOLD DURABLES — 1.1%
Garmin, Ltd.	18,374	883,973
Leggett & Platt, Inc.	26,837	1,223,230
NVR, Inc. (a)	738	1,210,224
Tupperware Brands Corp.	15,802	1,032,977

		4,350,404

HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	37,797	1,811,232
Clorox Co.	16,728	2,094,011

		3,905,243

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
AES Corp.	72,260	928,541
Calpine Corp. (a)	22,167	280,191

		1,208,732

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	8,993	922,412

INSURANCE — 9.5%
Alleghany Corp. (a)	1,633	857,358
Allied World Assurance Co. Holdings AG	10,638	429,988
Allstate Corp.	24,348	1,684,395
American Financial Group, Inc.	9,909	743,175
American National Insurance Co.	1,161	141,596
AmTrust Financial Services, Inc.	7,357	197,388
Arch Capital Group, Ltd. (a)	16,175	1,282,031
Arthur J Gallagher & Co.	28,163	1,432,652
Aspen Insurance Holdings, Ltd.	23,448	1,092,442
Assurant, Inc.	4,693	432,929
Axis Capital Holdings, Ltd.	32,462	1,763,660
Brown & Brown, Inc.	22,384	844,101
Cincinnati Financial Corp.	20,844	1,572,054
CNA Financial Corp.	2,553	87,849
Endurance Specialty Holdings, Ltd.	11,235	735,331

Erie Indemnity Co. Class A	1,628	166,170
Everest Re Group, Ltd.	14,029	2,665,089
First American Financial Corp.	24,687	969,705
FNF Group	45,663	1,685,421
Hanover Insurance Group, Inc.	11,334	854,810
Loews Corp.	18,386	756,584
Markel Corp. (a)	808	750,446
Marsh & McLennan Cos., Inc.	33,559	2,256,843
Mercury General Corp.	3,576	196,144
Old Republic International Corp.	28,874	508,760
ProAssurance Corp.	6,071	318,606
Progressive Corp.	96,338	3,034,647
Reinsurance Group of America, Inc.	8,454	912,525
RenaissanceRe Holdings, Ltd.	12,507	1,502,841
Torchmark Corp.	24,116	1,540,771
Travelers Cos., Inc.	17,128	1,962,012
Unum Group	23,138	817,003
Validus Holdings, Ltd.	23,753	1,183,374
White Mountains Insurance Group, Ltd.	928	770,240
WR Berkley Corp.	20,457	1,181,596
XL Group, Ltd.	38,258	1,286,617

		38,617,153

INTERNET SOFTWARE & SERVICES — 0.8%
eBay, Inc. (a)	79,580	2,618,182
Match Group, Inc. (a)	2,368	42,127
VeriSign, Inc. (a)	7,835	613,010

		3,273,319

IT SERVICES — 4.4%
Alliance Data Systems Corp. (a)	2,931	628,787
Amdocs, Ltd.	58,017	3,356,283
Booz Allen Hamilton Holding Corp.	6,778	214,253
Broadridge Financial Solutions, Inc.	21,259	1,441,148
DST Systems, Inc.	12,810	1,510,555
Fiserv, Inc. (a)	10,491	1,043,540
Gartner, Inc. (a)	8,364	739,796
Genpact, Ltd. (a)	22,562	540,360
Jack Henry & Associates, Inc.	15,827	1,354,000
Leidos Holdings, Inc.	15,281	661,362
Paychex, Inc.	25,223	1,459,655
Sabre Corp.	22,508	634,275
Total System Services, Inc.	16,606	782,973
Vantiv, Inc. Class A (a)	9,984	561,800
Western Union Co.	83,914	1,747,089
WEX, Inc. (a)	2,639	285,249
Xerox Corp.	98,301	995,789

		17,956,914

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Hasbro, Inc.	9,936	788,223
Mattel, Inc.	27,383	829,157
Polaris Industries, Inc.	8,743	677,058
Vista Outdoor, Inc. (a)	8,320	331,635

		2,626,073

LIFE SCIENCES TOOLS & SERVICES — 1.5%
Bio-Rad Laboratories, Inc. Class A (a)	2,491	408,051
Bio-Techne Corp.	5,241	573,889
Charles River Laboratories International, Inc. (a)	4,428	369,029
Mettler-Toledo International, Inc. (a)	5,140	2,157,926

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

PerkinElmer, Inc.	7,896	$443,045
QIAGEN NV (a)	14,006	384,325
Quintiles Transnational Holdings, Inc. (a)	6,047	490,170
VWR Corp. (a)	13,603	385,781
Waters Corp. (a)	6,491	1,028,759

		6,240,975

MACHINERY — 4.2%
AGCO Corp.	6,839	337,300
Allison Transmission Holdings, Inc.	16,244	465,878
Crane Co.	6,540	412,085
Cummins, Inc.	11,783	1,509,992
Donaldson Co., Inc.	24,382	910,180
Dover Corp.	11,345	835,446
Flowserve Corp.	6,273	302,610
Graco, Inc.	9,571	708,254
IDEX Corp.	9,421	881,523
ITT, Inc.	7,830	280,627
Lincoln Electric Holdings, Inc.	11,012	689,571
Manitowoc Foodservice, Inc. (a)	29,378	476,511
Nordson Corp.	3,032	302,078
PACCAR, Inc.	22,775	1,338,715
Parker-Hannifin Corp.	12,005	1,506,988
Snap-on, Inc.	8,095	1,230,116
Stanley Black & Decker, Inc.	12,402	1,525,198
Timken Co.	4,379	153,878
Toro Co.	20,960	981,766
WABCO Holdings, Inc. (a)	3,697	419,720
Wabtec Corp.	12,639	1,031,974
Xylem, Inc.	15,595	817,958

		17,118,368

MARINE — 0.2%
Kirby Corp. (a)	9,757	606,495

MEDIA — 2.6%
AMC Networks, Inc. Class A (a)	4,142	214,804
Cable One, Inc.	639	373,176
Cinemark Holdings, Inc.	25,141	962,397
Discovery Communications, Inc. Class A (a)	17,269	464,881
Discovery Communications, Inc. Class C (a)	24,655	648,673
Interpublic Group of Cos., Inc.	23,973	535,797
John Wiley & Sons, Inc. Class A	17,356	895,743
Liberty SiriusXM Group Class A (a)	7,073	240,341
Liberty SiriusXM Group Class C (a)	16,385	547,423
News Corp. Class A	95,556	1,335,873
News Corp. Class B	33,105	470,753
Omnicom Group, Inc.	33,348	2,834,580
Regal Entertainment Group Class A	25,520	555,060
Scripps Networks Interactive, Inc. Class A	6,096	387,035
Starz Class A (a)	5,810	181,214

		10,647,750

METALS & MINING — 0.6%
Compass Minerals International, Inc.	3,505	258,319
Nucor Corp.	25,016	1,237,041
Reliance Steel & Aluminum Co.	12,371	891,083

		2,386,443

MULTI-UTILITIES — 3.3%
Ameren Corp.	34,073	1,675,710
CenterPoint Energy, Inc.	32,222	748,517

CMS Energy Corp.	27,260	1,145,193
Consolidated Edison, Inc.	22,539	1,697,187
DTE Energy Co.	12,043	1,128,068
MDU Resources Group, Inc.	10,817	275,185
NiSource, Inc.	72,272	1,742,478
Public Service Enterprise Group, Inc.	44,248	1,852,664
SCANA Corp.	14,901	1,078,385
Sempra Energy	9,470	1,015,089
Vectren Corp.	16,822	844,464

		13,202,940

MULTILINE RETAIL — 2.6%
Dillard’s, Inc. Class A	4,824	303,960
Dollar General Corp.	22,134	1,549,159
Kohl’s Corp.	27,060	1,183,875
Macy’s, Inc.	35,098	1,300,381
Nordstrom, Inc.	48,160	2,498,541
Target Corp.	53,136	3,649,380

		10,485,296

OIL, GAS & CONSUMABLE FUELS — 0.0% (b)
World Fuel Services Corp.	4,085	188,972

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	10,267	381,214

PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. Class A	15,449	1,368,163

PROFESSIONAL SERVICES — 0.9%
Dun & Bradstreet Corp.	2,553	348,791
Equifax, Inc.	11,980	1,612,268
ManpowerGroup, Inc.	4,950	357,687
Robert Half International, Inc.	35,436	1,341,607

		3,660,353

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.1%
American Capital Agency Corp.	24,416	477,089
Apple Hospitality REIT, Inc.	23,523	435,411
Brixmor Property Group, Inc.	10,307	286,432
Camden Property Trust	7,627	638,685
Care Capital Properties, Inc.	12,207	347,900
Chimera Investment Corp.	25,235	402,498
Columbia Property Trust, Inc.	7,690	172,179
Corporate Office Properties Trust	17,492	495,898
Corrections Corp. of America	32,420	449,665
DCT Industrial Trust, Inc. REIT	5,382	261,296
Empire State Realty Trust, Inc. Class A	10,860	227,517
EPR Properties	8,878	699,054
Equity LifeStyle Properties, Inc.	7,517	580,162
Federal Realty Investment Trust REIT	3,705	570,311
Gaming and Leisure Properties, Inc.	12,731	425,852
Highwoods Properties, Inc.	5,829	303,807
Hospitality Properties Trust	20,886	620,732
Host Hotels & Resorts, Inc. REIT	47,274	736,056
Kilroy Realty Corp. REIT	7,397	512,982
Kimco Realty Corp. REIT	51,675	1,495,991
Lamar Advertising Co. Class A	6,036	394,211
Liberty Property Trust REIT	14,604	589,271
Life Storage, Inc. REIT	4,462	396,850
Macerich Co.	8,235	665,964
MFA Financial, Inc.	93,266	697,630
Mid-America Apartment Communities, Inc.	9,594	901,740

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

National Retail Properties, Inc.	11,141	$566,520
Omega Healthcare Investors, Inc.	14,031	497,399
Outfront Media, Inc.	16,172	382,468
Piedmont Office Realty Trust, Inc. Class A	18,144	394,995
Post Properties, Inc. REIT	5,206	344,273
Retail Properties of America, Inc. Class A	24,684	414,691
Senior Housing Properties Trust	19,193	435,873
Starwood Property Trust, Inc.	21,424	482,469
STORE Capital Corp.	8,760	258,157
Sun Communities, Inc. REIT	5,403	424,027
Tanger Factory Outlet Centers, Inc.	36,367	1,416,858
Taubman Centers, Inc.	6,875	511,569
Two Harbors Investment Corp.	36,009	307,157
Weingarten Realty Investors REIT	12,790	498,554

		20,720,193

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Jones Lang LaSalle, Inc.	7,683	874,249
Realogy Holdings Corp.	11,256	291,080

		1,165,329

ROAD & RAIL — 1.1%
AMERCO	588	190,647
Genesee & Wyoming, Inc. Class A (a)	3,621	249,668
JB Hunt Transport Services, Inc.	20,262	1,644,059
Landstar System, Inc.	16,516	1,124,409
Old Dominion Freight Line, Inc. (a)	14,142	970,282
Ryder System, Inc.	4,347	286,685

		4,465,750

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Analog Devices, Inc.	28,750	1,852,937
KLA-Tencor Corp.	11,720	817,001
Linear Technology Corp.	42,309	2,508,501
Marvell Technology Group, Ltd.	32,002	424,667
Maxim Integrated Products, Inc.	24,391	973,933
Microchip Technology, Inc.	17,402	1,081,360
Teradyne, Inc.	35,815	772,888

		8,431,287

SOFTWARE — 2.6%
ANSYS, Inc. (a)	13,684	1,267,275
CA, Inc.	38,181	1,263,028
Cadence Design Systems, Inc. (a)	48,363	1,234,707
Symantec Corp.	188,739	4,737,349
Synopsys, Inc. (a)	35,131	2,085,025

		10,587,384

SPECIALTY RETAIL — 5.4%
Advance Auto Parts, Inc.	6,090	908,141
AutoNation, Inc. (a)	5,997	292,114
AutoZone, Inc. (a)	2,855	2,193,611
Bed Bath & Beyond, Inc.	58,305	2,513,529
CST Brands, Inc.	4,276	205,633
Dick’s Sporting Goods, Inc.	24,174	1,371,149
Foot Locker, Inc.	39,166	2,652,321
GameStop Corp. Class A	5,305	146,365
Gap, Inc.	35,381	786,873
L Brands, Inc.	20,043	1,418,443
Michaels Cos., Inc. (a)	5,542	133,950
Murphy USA, Inc. (a)	4,205	300,069
O’Reilly Automotive, Inc. (a)	5,194	1,454,891
Penske Automotive Group, Inc.	2,579	124,256
Ross Stores, Inc.	42,597	2,738,987
Sally Beauty Holdings, Inc. (a)	26,645	684,244
Signet Jewelers, Ltd.	4,702	350,440
Staples, Inc.	60,667	518,703
Tiffany & Co.	14,898	1,082,042
Tractor Supply Co.	8,560	576,516
Urban Outfitters, Inc. (a)	6,708	231,560
Williams-Sonoma, Inc.	20,449	1,044,535

		21,728,372

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
NetApp, Inc.	47,781	1,711,515

TEXTILES,APPAREL & LUXURY GOODS — 1.0%
Carter’s, Inc.	10,096	875,424
PVH Corp.	4,126	455,923
Ralph Lauren Corp.	11,398	1,152,794
Under Armour, Inc. Class C (a)	13,034	441,331
VF Corp.	21,937	1,229,569

		4,155,041

TRADING COMPANIES & DISTRIBUTORS — 1.2%
Air Lease Corp.	8,035	229,640
Fastenal Co.	20,298	848,051
HD Supply Holdings, Inc. (a)	15,032	480,723
MSC Industrial Direct Co., Inc. Class A	9,140	670,967
W.W. Grainger, Inc.	6,767	1,521,492
Watsco, Inc.	7,654	1,078,449

		4,829,322

WATER UTILITIES — 0.3%
American Water Works Co., Inc.	11,999	898,005
Aqua America, Inc.	15,764	480,487

		1,378,492

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	13,629	370,436
United States Cellular Corp. (a)	5,233	190,167

		560,603

TOTAL COMMON STOCKS (Cost $379,770,523)		405,085,098

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d) (Cost $322,783)	322,783	322,783

TOTAL INVESTMENTS — 99.9% (Cost $380,093,306)		405,407,881
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		517,023

NET ASSETS — 100.0%		$405,924,904

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.

REIT	= Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$8,047,893	$—	$—	$8,047,893
Air Freight & Logistics	4,272,272	—	—	4,272,272
Airlines	2,791,958	—	—	2,791,958
Auto Components	4,111,281	—	—	4,111,281
Automobiles.	1,469,573	—	—	1,469,573
Banks	2,437,154	—	—	2,437,154
Beverages	2,437,794	—	—	2,437,794
Building Products	1,404,369	—	—	1,404,369
Capital Markets	14,427,146	—	—	14,427,146
Chemicals	10,377,638	—	—	10,377,638
Commercial Services & Supplies	4,923,915	—	—	4,923,915
Communications Equipment	3,377,339	—	—	3,377,339
Construction & Engineering	3,827,138	—	—	3,827,138
Consumer Finance	3,623,428	—	—	3,623,428
Containers & Packaging	12,513,282	—	—	12,513,282
Distributors	5,566,337	—	—	5,566,337
Diversified Consumer Services	2,554,450	—	—	2,554,450
Diversified Telecommunication Services	2,409,150	—	—	2,409,150
Electric Utilities	17,627,306	—	—	17,627,306
Electrical Equipment	4,961,011	—	—	4,961,011
Electronic Equipment, Instruments & Components	6,923,449	—	—	6,923,449
Energy Equipment & Services	1,531,798	—	—	1,531,798
Food & Staples Retailing	3,041,375	—	—	3,041,375
Food Products	15,871,251	—	—	15,871,251
Gas Utilities	2,427,919	—	—	2,427,919
Health Care Equipment & Supplies	7,409,389	—	—	7,409,389
Health Care Providers & Services	23,418,309	—	—	23,418,309
Hotels, Restaurants & Leisure	12,420,667	—	—	12,420,667
Household Durables	4,350,404	—	—	4,350,404
Household Products	3,905,243	—	—	3,905,243
Independent Power Producers & Energy Traders	1,208,732	—	—	1,208,732
Industrial Conglomerates	922,412	—	—	922,412
Insurance	38,617,153	—	—	38,617,153
Internet Software & Services	3,273,319	—	—	3,273,319
IT Services	17,956,914	—	—	17,956,914
Leisure Equipment & Products	2,626,073	—	—	2,626,073
Life Sciences Tools & Services	6,240,975	—	—	6,240,975
Machinery	17,118,368	—	—	17,118,368
Marine	606,495	—	—	606,495
Media	10,647,750	—	—	10,647,750
Metals & Mining	2,386,443	—	—	2,386,443
Multi-Utilities	13,202,940	—	—	13,202,940
Multiline Retail	10,485,296	—	—	10,485,296
Oil, Gas & Consumable Fuels	188,972	—	—	188,972
Paper & Forest Products	381,214	—	—	381,214
Personal Products	1,368,163	—	—	1,368,163
Professional Services	3,660,353	—	—	3,660,353
Real Estate Investment Trusts (REITs)	20,720,193	—	—	20,720,193
Real Estate Management & Development	1,165,329	—	—	1,165,329
Road & Rail	4,465,750	—	—	4,465,750
Semiconductors & Semiconductor Equipment	8,431,287	—	—	8,431,287

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Software	$10,587,384	$—	$—	$10,587,384
Specialty Retail	21,728,372	—	—	21,728,372
Technology Hardware, Storage & Peripherals	1,711,515	—	—	1,711,515
Textiles, Apparel & Luxury Goods	4,155,041	—	—	4,155,041
Trading Companies & Distributors	4,829,322	—	—	4,829,322
Water Utilities	1,378,492	—	—	1,378,492
Wireless Telecommunication Services	560,603	—	—	560,603
Short-Term Investment	322,783	—	—	322,783

TOTAL INVESTMENTS	$405,407,881	$—	$—	$405,407,881

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	452,777	$452,777	5,574,568	5,704,562	322,783	$322,783	$547	$—

TOTAL		$452,777				$322,783	$547	$—

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 4.8%
Boeing Co.	541	$71,271
General Dynamics Corp.	501	77,735
L-3 Communications Holdings, Inc.	470	70,843
Northrop Grumman Corp.	317	67,822
United Technologies Corp.	679	68,987

		356,658

AIR FREIGHT & LOGISTICS — 1.0%
Expeditors International of Washington, Inc.	1,410	72,643

AIRLINES — 4.4%
Alaska Air Group, Inc.	1,176	77,451
American Airlines Group, Inc.	2,343	85,777
Delta Air Lines, Inc.	1,883	74,115
United Continental Holdings, Inc. (a)	1,697	89,042

		326,385

AUTO COMPONENTS — 1.0%
Delphi Automotive PLC	1,085	77,382

AUTOMOBILES — 2.0%
General Motors Co.	2,373	75,390
Harley-Davidson, Inc.	1,444	75,940

		151,330

BANKS — 2.2%
Fifth Third Bancorp	4,080	83,477
Regions Financial Corp.	8,339	82,306

		165,783

BEVERAGES — 0.9%
Brown-Forman Corp. Class B	1,432	67,934

BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	1,097	69,188
Gilead Sciences, Inc.	813	64,324

		133,512

CAPITAL MARKETS — 2.0%
Ameriprise Financial, Inc.	775	77,322
Bank of New York Mellon Corp.	1,828	72,900

		150,222

CHEMICALS — 1.9%
LyondellBasell Industries NV Class A	917	73,965
Monsanto Co.	685	70,007

		143,972

COMMERCIAL SERVICES & SUPPLIES — 2.0%
Cintas Corp.	706	79,495
Pitney Bowes, Inc.	3,954	71,805

		151,300

COMMUNICATIONS EQUIPMENT — 3.1%
F5 Networks, Inc. (a)	601	74,909
Juniper Networks, Inc.	3,106	74,730
Motorola Solutions, Inc.	1,060	80,857

		230,496

CONSTRUCTION & ENGINEERING — 1.1%
Quanta Services, Inc. (a)	2,889	80,863

CONSTRUCTION MATERIALS — 0.9%
Martin Marietta Materials, Inc.	358	64,121

CONSUMER FINANCE — 4.1%
American Express Co.	1,145	73,326
Capital One Financial Corp.	1,088	78,151
Discover Financial Services	1,280	72,384
Navient Corp.	5,546	80,251

		304,112

CONTAINERS & PACKAGING — 3.1%
Avery Dennison Corp.	960	74,678
Sealed Air Corp.	1,496	68,547
WestRock Co.	1,826	88,525

		231,750

DIVERSIFIED CONSUMER SERVICES — 0.9%
H&R Block, Inc.	2,983	69,056

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Corning, Inc.	3,366	79,606
TE Connectivity, Ltd.	1,223	78,737

		158,343

FOOD & STAPLES RETAILING — 1.7%
Sysco Corp.	1,364	66,850
Whole Foods Market, Inc.	2,096	59,421

		126,271

FOOD PRODUCTS — 3.7%
Archer-Daniels-Midland Co.	1,619	68,273
Mead Johnson Nutrition Co.	788	62,260
Mondelez International, Inc. Class A	1,527	67,036
Tyson Foods, Inc. Class A	1,021	76,238

		273,807

HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
DENTSPLY SIRONA, Inc.	1,110	65,967

HEALTH CARE PROVIDERS & SERVICES — 2.7%
AmerisourceBergen Corp.	859	69,390
Express Scripts Holding Co. (a)	903	63,689
HCA Holdings, Inc. (a)	900	68,067

		201,146

HOTELS, RESTAURANTS & LEISURE — 3.7%
Marriott International, Inc. Class A	1,008	67,869
McDonald’s Corp.	580	66,909
Wyndham Worldwide Corp.	973	65,512
Yum! Brands, Inc.	821	74,555

		274,845

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.0%
AES Corp.	5,712	73,399

INSURANCE — 7.8%
Allstate Corp.	1,010	69,872
American International Group, Inc.	1,328	78,804
Aon PLC	642	72,219
Assurant, Inc.	814	75,091
Hartford Financial Services Group, Inc.	1,615	69,154
Loews Corp.	1,726	71,025
Travelers Cos., Inc.	596	68,272
XL Group, Ltd.	2,132	71,699

		576,136

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

INTERNET SOFTWARE & SERVICES — 0.9%
VeriSign, Inc. (a)	822	$64,313

IT SERVICES — 4.0%
Fiserv, Inc. (a)	642	63,860
Teradata Corp. (a)	2,713	84,103
Western Union Co.	3,596	74,869
Xerox Corp.	7,377	74,729

		297,561

MACHINERY — 1.0%
Deere & Co.	869	74,169

MEDIA — 1.8%
Discovery Communications, Inc. Class A (a)	1,093	29,424
Discovery Communications, Inc. Class C (a)	1,734	45,621
Twenty-First Century Fox, Inc. Class A	1,818	44,032
Twenty-First Century Fox, Inc. Class B	715	17,689

		136,766

MULTILINE RETAIL — 4.2%
Kohl’s Corp.	1,791	78,356
Macy’s, Inc.	2,048	75,878
Nordstrom, Inc.	1,745	90,531
Target Corp.	987	67,787

		312,552

OIL, GAS & CONSUMABLE FUELS — 1.1%
Valero Energy Corp.	1,474	78,122

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.9%
Macerich Co.	804	65,020
Weyerhaeuser Co.	2,295	73,302

		138,322

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.6%
Applied Materials, Inc.	2,823	85,113
NVIDIA Corp.	1,384	94,832
Qorvo, Inc. (a)	1,256	70,009
QUALCOMM, Inc.	1,299	88,982

		338,936

SOFTWARE — 5.0%
Citrix Systems, Inc. (a)	842	71,755
Electronic Arts, Inc. (a)	899	76,775
Intuit, Inc.	609	66,996
Oracle Corp.	1,722	67,640
Symantec Corp.	3,400	85,340

		368,506

SPECIALTY RETAIL — 7.8%
AutoNation, Inc. (a)	1,386	67,512
AutoZone, Inc. (a)	86	66,077
Bed Bath & Beyond, Inc.	1,583	68,243
Best Buy Co., Inc.	2,274	86,821
CarMax, Inc. (a)	1,336	71,276
Lowe’s Cos., Inc.	855	61,739
O’Reilly Automotive, Inc. (a)	251	70,308
Urban Outfitters, Inc. (a)	2,419	83,504

		575,480

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
NetApp, Inc.	2,868	102,732
Seagate Technology PLC	2,931	112,990

		215,722

TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Hanesbrands, Inc.	2,679	67,645
Michael Kors Holdings, Ltd. (a)	1,401	65,553

		133,198

TRADING COMPANIES & DISTRIBUTORS — 2.0%
United Rentals, Inc. (a)	1,044	81,944
W.W. Grainger, Inc.	305	68,576

		150,520

TOTAL COMMON STOCKS (Cost $7,420,568)		7,411,600

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $9,712)	9,712	9,712

TOTAL INVESTMENTS — 99.9% (Cost $7,430,280)		7,421,312
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		7,231

NET ASSETS — 100.0%		$7,428,543

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$356,658	$—	$—	$356,658
Air Freight & Logistics	72,643	—	—	72,643
Airlines	326,385	—	—	326,385
Auto Components	77,382	—	—	77,382
Automobiles	151,330	—	—	151,330
Banks	165,783	—	—	165,783
Beverages	67,934	—	—	67,934
Biotechnology	133,512	—	—	133,512
Capital Markets	150,222	—	—	150,222
Chemicals	143,972	—	—	143,972
Commercial Services & Supplies	151,300	—	—	151,300
Communications Equipment	230,496	—	—	230,496
Construction & Engineering	80,863	—	—	80,863
Construction Materials	64,121	—	—	64,121
Consumer Finance	304,112	—	—	304,112
Containers & Packaging	231,750	—	—	231,750
Diversified Consumer Services	69,056	—	—	69,056
Electronic Equipment, Instruments & Components	158,343	—	—	158,343
Food & Staples Retailing	126,271	—	—	126,271
Food Products	273,807	—	—	273,807
Health Care Equipment & Supplies	65,967	—	—	65,967
Health Care Providers & Services	201,146	—	—	201,146
Hotels, Restaurants & Leisure	274,845	—	—	274,845
Independent Power Producers & Energy Traders	73,399	—	—	73,399
Insurance	576,136	—	—	576,136
Internet Software & Services	64,313	—	—	64,313
IT Services	297,561	—	—	297,561
Machinery	74,169	—	—	74,169
Media	136,766	—	—	136,766
Multiline Retail	312,552	—	—	312,552
Oil, Gas & Consumable Fuels	78,122	—	—	78,122
Real Estate Investment Trusts (REITs)	138,322	—	—	138,322
Semiconductors & Semiconductor Equipment	338,936	—	—	338,936
Software	368,506	—	—	368,506
Specialty Retail	575,480	—	—	575,480
Technology Hardware, Storage & Peripherals	215,722	—	—	215,722
Textiles, Apparel & Luxury Goods	133,198	—	—	133,198
Trading Companies & Distributors	150,520	—	—	150,520
Short-Term Investment	9,712	—	—	9,712

TOTAL INVESTMENTS	$7,421,312	$—	$—	$7,421,312

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	1,692	$91,233	—	1,692	—	$—	$—	$(4,616)
State Street Institutional Liquid Reserves Fund, Premier Class	20,998	20,998	41,155	52,441	9,712	9,712	24	—

TOTAL		$112,231				$9,712	$24	$(4,616)

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.3%
Boeing Co.	42,330	$5,576,554
General Dynamics Corp.	9,430	1,463,159
Lockheed Martin Corp.	10,868	2,605,277
Northrop Grumman Corp.	13,058	2,793,759
Raytheon Co.	12,078	1,644,178
Rockwell Collins, Inc.	9,518	802,748
TransDigm Group, Inc. (a)	3,664	1,059,336

		15,945,011

AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc.	4,986	351,314
Expeditors International of Washington, Inc.	8,470	436,374
United Parcel Service, Inc. Class B	27,223	2,977,107

		3,764,795

AIRLINES — 0.3%
Alaska Air Group, Inc.	9,056	596,428
Southwest Airlines Co.	45,183	1,757,167

		2,353,595

AUTO COMPONENTS — 0.5%
Delphi Automotive PLC	19,908	1,419,839
Goodyear Tire & Rubber Co.	9,133	294,996
Johnson Controls International PLC	31,127	1,448,339

		3,163,174

BANKS — 0.1%
Citizens Financial Group, Inc.	7,986	197,334
Huntington Bancshares, Inc.	39,018	384,718

		582,052

BEVERAGES — 2.7%
Brown-Forman Corp. Class B	13,252	628,675
Coca-Cola Co.	147,260	6,232,043
Constellation Brands, Inc. Class A	12,933	2,153,215
Dr. Pepper Snapple Group, Inc.	13,670	1,248,208
Molson Coors Brewing Co. Class B	7,454	818,449
Monster Beverage Corp. (a)	9,822	1,441,968
PepsiCo, Inc.	57,707	6,276,790

		18,799,348

BIOTECHNOLOGY — 4.8%
AbbVie, Inc.	65,130	4,107,749
Alexion Pharmaceuticals, Inc. (a)	16,377	2,006,838
Amgen, Inc.	37,626	6,276,393
Biogen, Inc. (a)	16,021	5,015,054
Celgene Corp. (a)	56,569	5,913,157
Gilead Sciences, Inc.	96,261	7,616,170
Regeneron Pharmaceuticals, Inc. (a)	5,546	2,229,603
Vertex Pharmaceuticals, Inc. (a)	8,976	782,797

		33,947,761

BUILDING PRODUCTS — 0.3%
Allegion PLC	6,979	480,923
Fortune Brands Home & Security, Inc.	11,217	651,707
Masco Corp.	24,354	835,586

		1,968,216

CAPITAL MARKETS — 2.4%
Affiliated Managers Group, Inc. (a)	2,432	351,910
Ameriprise Financial, Inc.	5,639	562,603
BlackRock, Inc.	5,465	1,980,844
Charles Schwab Corp.	87,730	2,769,636
CME Group, Inc.	12,621	1,319,147
E*TRADE Financial Corp. (a)	20,505	597,106
Intercontinental Exchange, Inc.	8,704	2,344,509
Moody’s Corp.	12,185	1,319,392
Morgan Stanley	50,417	1,616,369
Nasdaq, Inc.	5,185	350,195
Northern Trust Corp.	9,812	667,118
S&P Global, Inc.	19,372	2,451,720
T Rowe Price Group, Inc.	12,050	801,325

		17,131,874

CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	7,536	1,132,962
E.I. du Pont de Nemours & Co.	28,688	1,921,235
Ecolab, Inc.	19,245	2,342,501
International Flavors & Fragrances, Inc.	5,869	839,091
LyondellBasell Industries NV Class A	13,587	1,095,928
Monsanto Co.	15,913	1,626,309
PPG Industries, Inc.	11,907	1,230,708
Praxair, Inc.	10,186	1,230,774
Sherwin-Williams Co.	5,770	1,596,328

		13,015,836

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	6,188	696,769
Republic Services, Inc.	8,110	409,149
Stericycle, Inc. (a)	6,137	491,819
Waste Management, Inc.	15,717	1,002,116

		2,599,853

COMMUNICATIONS EQUIPMENT — 1.0%
Cisco Systems, Inc.	150,477	4,773,130
F5 Networks, Inc. (a)	3,218	401,092
Harris Corp.	5,059	463,455
Juniper Networks, Inc.	27,933	672,068
Motorola Solutions, Inc.	6,986	532,892

		6,842,637

CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc.	4,684	838,951
Vulcan Materials Co.	9,753	1,109,209

		1,948,160

CONSUMER FINANCE — 0.1%
Synchrony Financial	24,309	680,652

CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	6,450	501,746
Ball Corp. (b)	6,777	555,375
Sealed Air Corp.	8,098	371,050

		1,428,171

DISTRIBUTORS — 0.1%
LKQ Corp. (a)	22,247	788,879

DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc.	10,589	245,135

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Level 3 Communications, Inc. (a)	8,593	$398,543
Verizon Communications, Inc.	119,001	6,185,672

		6,584,215

ELECTRICAL EQUIPMENT — 0.3%
Acuity Brands, Inc.	3,184	842,487
AMETEK, Inc.	17,199	821,768
Rockwell Automation, Inc.	4,583	560,684

		2,224,939

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Amphenol Corp. Class A	22,372	1,452,390
FLIR Systems, Inc.	4,965	156,000
TE Connectivity, Ltd.	10,938	704,189

		2,312,579

FOOD & STAPLES RETAILING — 1.3%
Costco Wholesale Corp.	14,083	2,147,798
CVS Health Corp.	35,770	3,183,172
Kroger Co.	31,985	949,315
Walgreens Boots Alliance, Inc.	35,550	2,866,041

		9,146,326

FOOD PRODUCTS — 1.7%
Campbell Soup Co.	14,179	775,591
ConAgra Foods, Inc.	17,346	817,170
General Mills, Inc.	26,852	1,715,306
Hershey Co.	5,729	547,692
Hormel Foods Corp. (b)	19,623	744,300
J.M. Smucker Co.	4,968	673,363
Kellogg Co.	10,298	797,786
McCormick & Co., Inc.	5,703	569,844
Mead Johnson Nutrition Co.	6,744	532,844
Mondelez International, Inc. Class A	113,258	4,972,026

		12,145,922

HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Abbott Laboratories	45,196	1,911,339
Becton Dickinson and Co.	15,559	2,796,419
Boston Scientific Corp. (a)	99,485	2,367,743
C.R. Bard, Inc.	5,411	1,213,579
Cooper Cos., Inc.	1,726	309,403
Danaher Corp.	28,994	2,272,839
DENTSPLY SIRONA, Inc.	9,207	547,172
Edwards Lifesciences Corp. (a)	15,422	1,859,276
Hologic, Inc. (a)	20,178	783,512
Intuitive Surgical, Inc. (a)	1,746	1,265,553
Medtronic PLC	56,452	4,877,453
St. Jude Medical, Inc.	10,477	835,645
Stryker Corp.	14,031	1,633,349
Varian Medical Systems, Inc. (a)	3,839	382,096
Zimmer Biomet Holdings, Inc.	6,441	837,459

		23,892,837

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Aetna, Inc.	25,534	2,947,900
AmerisourceBergen Corp.	13,183	1,064,923
Centene Corp. (a)	12,385	829,300
Cigna Corp.	18,782	2,447,670
DaVita, Inc. (a)	8,272	546,531

HCA Holdings, Inc. (a)	9,001	680,746
Henry Schein, Inc. (a)	4,097	667,729
Humana, Inc.	5,059	894,886
Laboratory Corp. of America Holdings (a)	7,414	1,019,277
Patterson Cos., Inc. (b)	3,146	144,527
UnitedHealth Group, Inc.	39,586	5,542,040
Universal Health Services, Inc. Class B	4,115	507,050

		17,292,579

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (a)	22,090	1,364,058

HOTELS, RESTAURANTS & LEISURE — 2.2%
Chipotle Mexican Grill, Inc. (a) (b)	2,172	919,842
Marriott International, Inc. Class A	15,376	1,035,266
McDonald’s Corp.	41,055	4,736,105
Royal Caribbean Cruises, Ltd.	8,277	620,361
Starbucks Corp.	106,911	5,788,161
Wyndham Worldwide Corp. (b)	8,169	550,019
Wynn Resorts, Ltd.	1,954	190,359
Yum! Brands, Inc.	13,999	1,271,249

		15,111,362

HOUSEHOLD DURABLES — 0.7%
D.R. Horton, Inc.	24,145	729,179
Harman International Industries, Inc.	2,948	248,959
Leggett & Platt, Inc.	6,160	280,773
Lennar Corp. Class A	13,242	560,666
Mohawk Industries, Inc. (a)	4,600	921,564
Newell Brands, Inc.	35,114	1,849,103

		4,590,244

HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	18,869	904,203
Clorox Co.	9,439	1,181,574
Colgate-Palmolive Co.	35,188	2,608,838
Kimberly-Clark Corp.	14,539	1,833,949

		6,528,564

INDUSTRIAL CONGLOMERATES — 2.8%
3M Co.	25,554	4,503,382
General Electric Co.	359,401	10,645,458
Honeywell International, Inc.	28,907	3,370,267
Roper Technologies, Inc.	7,356	1,342,249

		19,861,356

INSURANCE — 0.9%
Aon PLC	12,006	1,350,555
Arthur J Gallagher & Co.	6,783	345,051
Assurant, Inc.	2,148	198,153
Cincinnati Financial Corp.	5,647	425,897
Marsh & McLennan Cos., Inc.	19,698	1,324,690
Progressive Corp.	19,493	614,029
Torchmark Corp.	4,393	280,669
Willis Towers Watson PLC	5,667	752,408
XL Group, Ltd.	20,058	674,551

		5,966,003

INTERNET & CATALOG RETAIL — 4.8%
Amazon.com, Inc. (a)	28,652	23,990,606
Expedia, Inc. (b)	8,666	1,011,496
Netflix, Inc. (a)	31,211	3,075,844

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Priceline Group, Inc. (a)	3,606	$5,306,193
TripAdvisor, Inc. (a)	8,366	528,564

		33,912,703

INTERNET SOFTWARE & SERVICES — 8.5%
Akamai Technologies, Inc. (a)	12,898	683,465
Alphabet, Inc. Class A (a)	21,493	17,281,661
Alphabet, Inc. Class C (a)	21,513	16,721,840
eBay, Inc. (a)	76,544	2,518,298
Facebook, Inc. Class A (a)	169,347	21,722,140
VeriSign, Inc. (a) (b)	6,776	530,154

		59,457,558

IT SERVICES — 6.0%
Accenture PLC Class A	45,352	5,540,654
Alliance Data Systems Corp. (a)	4,250	911,752
Automatic Data Processing, Inc.	19,758	1,742,656
Cognizant Technology Solutions Corp. Class A (a)	44,158	2,106,778
CSRA, Inc.	4,273	114,944
Fidelity National Information Services, Inc.	13,366	1,029,583
Fiserv, Inc. (a)	15,988	1,590,326
Global Payments, Inc.	11,270	865,085
International Business Machines Corp.	24,743	3,930,426
MasterCard, Inc. Class A	69,920	7,115,758
Paychex, Inc.	23,489	1,359,308
PayPal Holdings, Inc. (a)	81,839	3,352,944
Teradata Corp. (a)	3,905	121,055
Total System Services, Inc.	12,245	577,352
Visa, Inc. Class A (b)	137,544	11,374,889
Western Union Co.	19,002	395,622

		42,129,132

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	8,195	650,109

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	8,906	419,384
Illumina, Inc. (a)	10,697	1,943,217
Mettler-Toledo International, Inc. (a)	1,945	816,569
PerkinElmer, Inc.	8,140	456,735
Thermo Fisher Scientific, Inc.	18,942	3,012,915
Waters Corp. (a)	5,883	932,397

		7,581,217

MACHINERY — 0.7%
Fortive Corp.	14,396	732,756
Illinois Tool Works, Inc.	13,093	1,569,065
Pentair PLC	7,620	489,509
Snap-on, Inc.	4,237	643,855
Stanley Black & Decker, Inc.	10,940	1,345,401
Xylem, Inc.	5,287	277,303

		5,057,889

MEDIA — 3.6%
CBS Corp. Class B	16,325	893,631
Charter Communications, Inc. Class A (a)	11,970	3,231,541
Comcast Corp. Class A	110,334	7,319,558
Discovery Communications, Inc. Class A (a)	10,870	292,620

Discovery Communications, Inc. Class C (a)	16,328	429,590
Interpublic Group of Cos., Inc.	18,831	420,873
Omnicom Group, Inc.	8,513	723,605
Scripps Networks Interactive, Inc. Class A (b)	3,584	227,548
TEGNA, Inc.	8,227	179,842
Twenty-First Century Fox, Inc. Class A	41,150	996,653
Twenty-First Century Fox, Inc. Class B	18,829	465,829
Walt Disney Co.	107,818	10,011,979

		25,193,269

MULTI-UTILITIES — 0.2%
Dominion Resources, Inc.	18,504	1,374,292

MULTILINE RETAIL — 0.3%
Dollar General Corp.	10,036	702,420
Dollar Tree, Inc. (a)	17,157	1,354,202

		2,056,622

OIL, GAS & CONSUMABLE FUELS — 1.7%
Anadarko Petroleum Corp.	17,547	1,111,778
Apache Corp.	11,494	734,122
Cabot Oil & Gas Corp.	14,152	365,122
Cimarex Energy Co.	4,530	608,696
Concho Resources, Inc. (a)	6,658	914,476
Devon Energy Corp.	19,208	847,265
EOG Resources, Inc.	21,322	2,062,051
Newfield Exploration Co. (a)	8,801	382,491
Occidental Petroleum Corp.	22,865	1,667,316
Pioneer Natural Resources Co.	12,379	2,298,161
Tesoro Corp.	3,835	305,113
Williams Cos., Inc.	18,273	561,529

		11,858,120

PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (a)	5,000	117,500
Estee Lauder Cos., Inc. Class A	16,137	1,429,093

		1,546,593

PHARMACEUTICALS — 5.1%
Allergan PLC (a)	28,858	6,646,286
Bristol-Myers Squibb Co.	73,120	3,942,630
Eli Lilly & Co.	44,008	3,532,082
Endo International PLC (a)	5,175	104,276
Johnson & Johnson	97,717	11,543,309
Mylan NV (a)	16,531	630,162
Perrigo Co. PLC	4,469	412,623
Pfizer, Inc.	230,193	7,796,637
Zoetis, Inc.	23,447	1,219,479

		35,827,484

PROFESSIONAL SERVICES — 0.5%
Dun & Bradstreet Corp.	1,550	211,761
Equifax, Inc.	8,684	1,168,693
Nielsen Holdings PLC	16,419	879,566
Robert Half International, Inc.	5,411	204,860
Verisk Analytics, Inc. (a)	11,284	917,164

		3,382,044

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.4%
American Tower Corp. REIT	30,930	3,505,297

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Apartment Investment & Management Co. Class A REIT	6,086	$279,408
AvalonBay Communities, Inc. REIT	9,969	1,772,887
Boston Properties, Inc. REIT	7,142	973,383
Crown Castle International Corp. REIT	24,645	2,321,806
Digital Realty Trust, Inc. REIT (b)	6,873	667,506
Equinix, Inc. REIT	5,114	1,842,319
Equity Residential REIT	26,688	1,716,839
Essex Property Trust, Inc. REIT	4,773	1,062,947
Extra Space Storage, Inc. REIT (b)	9,147	726,363
Federal Realty Investment Trust REIT	3,392	522,131
General Growth Properties, Inc. REIT	25,792	711,859
Host Hotels & Resorts, Inc. REIT (b)	26,207	408,043
Iron Mountain, Inc. REIT	6,970	261,584
Kimco Realty Corp. REIT	30,290	876,896
Macerich Co.	4,289	346,851
Prologis, Inc. REIT	38,282	2,049,618
Public Storage REIT	10,810	2,412,143
Realty Income Corp. REIT	13,624	911,854
Simon Property Group, Inc. REIT	14,019	2,902,073
SL Green Realty Corp. REIT	3,089	333,921
UDR, Inc. REIT	19,534	703,029
Ventas, Inc. REIT	11,308	798,684
Vornado Realty Trust REIT	6,118	619,203
Welltower, Inc. REIT	15,633	1,168,879
Weyerhaeuser Co.	27,266	870,876

		30,766,399

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	21,027	588,335

ROAD & RAIL — 0.4%
JB Hunt Transport Services, Inc.	3,868	313,849
Union Pacific Corp.	24,303	2,370,272

		2,684,121

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Analog Devices, Inc.	22,642	1,459,277
Applied Materials, Inc.	78,838	2,376,966
Broadcom, Ltd.	28,872	4,980,997
Intel Corp.	141,316	5,334,679
KLA-Tencor Corp.	5,956	415,193
Lam Research Corp.	11,625	1,101,004
Linear Technology Corp.	10,209	605,292
Microchip Technology, Inc.	15,661	973,174
Micron Technology, Inc. (a)	36,128	642,356
NVIDIA Corp. (b)	39,002	2,672,417
Qorvo, Inc. (a)	9,454	526,966
Skyworks Solutions, Inc. (b)	13,646	1,039,006
Texas Instruments, Inc.	46,230	3,244,421
Xilinx, Inc.	11,135	605,076

		25,976,824

SOFTWARE — 7.6%
Activision Blizzard, Inc.	49,697	2,201,577
Adobe Systems, Inc. (a)	36,473	3,958,780
Autodesk, Inc. (a)	8,821	638,023
Citrix Systems, Inc. (a)	11,211	955,401
Electronic Arts, Inc. (a)	21,988	1,877,775
Intuit, Inc.	17,849	1,963,569
Microsoft Corp.	568,195	32,728,032

Oracle Corp.	109,708	4,309,330
Red Hat, Inc. (a)	13,281	1,073,503
salesforce.com, Inc. (a)	46,632	3,326,261

		53,032,251

SPECIALTY RETAIL — 4.3%
Advance Auto Parts, Inc.	5,380	802,266
AutoZone, Inc. (a) (b)	2,124	1,631,954
CarMax, Inc. (a) (b)	8,248	440,031
Foot Locker, Inc.	6,447	436,591
Home Depot, Inc.	90,048	11,587,377
L Brands, Inc.	17,494	1,238,050
Lowe’s Cos., Inc.	63,796	4,606,709
O’Reilly Automotive, Inc. (a)	6,910	1,935,560
Ross Stores, Inc.	28,922	1,859,685
Signet Jewelers, Ltd. (b)	5,505	410,288
TJX Cos., Inc.	47,902	3,582,111
Tractor Supply Co.	9,781	658,750
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,318	1,027,598

		30,216,970

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.6%
Apple, Inc.	392,891	44,416,327
Hewlett Packard Enterprise Co.	67,865	1,543,929

		45,960,256

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Hanesbrands, Inc. (b)	27,518	694,830
Michael Kors Holdings, Ltd. (a)	8,096	378,812
NIKE, Inc. Class B	98,323	5,176,706
Under Armour, Inc. Class A (a) (b)	13,308	514,753
Under Armour, Inc. Class C (a)	13,397	453,622
VF Corp.	12,580	705,109

		7,923,832

TOBACCO — 2.6%
Altria Group, Inc.	142,489	9,009,579
Philip Morris International, Inc.	62,232	6,050,195
Reynolds American, Inc.	60,386	2,847,200

		17,906,974

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	12,626	527,514
United Rentals, Inc. (a)	2,783	218,438
W.W. Grainger, Inc.	1,637	368,063

		1,114,015

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	7,147	534,882

TOTAL COMMON STOCKS (Cost $597,118,747)		698,958,024

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e)	378,974	$378,974
State Street Navigator Securities Lending Prime Portfolio (e) (f)	1,012,417	1,012,417

TOTAL SHORT-TERM INVESTMENTS (Cost $1,391,391)		1,391,391

TOTAL INVESTMENTS — 100.1% (Cost $598,510,138)		700,349,415
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(544,403)

NET ASSETS — 100.0%		$699,805,012

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	Amount is less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$15,945,011	$—	$—	$15,945,011
Air Freight & Logistics	3,764,795	—	—	3,764,795
Airlines	2,353,595	—	—	2,353,595
Auto Components	3,163,174	—	—	3,163,174
Banks	582,052	—	—	582,052
Beverages	18,799,348	—	—	18,799,348
Biotechnology	33,947,761	—	—	33,947,761
Building Products	1,968,216	—	—	1,968,216
Capital Markets	17,131,874	—	—	17,131,874
Chemicals	13,015,836	—	—	13,015,836
Commercial Services & Supplies	2,599,853	—	—	2,599,853
Communications Equipment	6,842,637	—	—	6,842,637
Construction Materials	1,948,160	—	—	1,948,160
Consumer Finance	680,652	—	—	680,652
Containers & Packaging	1,428,171	—	—	1,428,171
Distributors	788,879	—	—	788,879
Diversified Consumer Services	245,135	—	—	245,135
Diversified Telecommunication Services	6,584,215	—	—	6,584,215
Electrical Equipment	2,224,939	—	—	2,224,939
Electronic Equipment, Instruments & Components	2,312,579	—	—	2,312,579
Food & Staples Retailing	9,146,326	—	—	9,146,326
Food Products	12,145,922	—	—	12,145,922
Health Care Equipment & Supplies	23,892,837	—	—	23,892,837
Health Care Providers & Services	17,292,579	—	—	17,292,579
Health Care Technology	1,364,058	—	—	1,364,058
Hotels, Restaurants & Leisure	15,111,362	—	—	15,111,362
Household Durables	4,590,244	—	—	4,590,244
Household Products	6,528,564	—	—	6,528,564
Industrial Conglomerates	19,861,356	—	—	19,861,356
Insurance	5,966,003	—	—	5,966,003
Internet & Catalog Retail	33,912,703	—	—	33,912,703
Internet Software & Services	59,457,558	—	—	59,457,558
IT Services	42,129,132	—	—	42,129,132
Leisure Equipment & Products	650,109	—	—	650,109
Life Sciences Tools & Services	7,581,217	—	—	7,581,217

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Machinery	$5,057,889	$—	$—	$5,057,889
Media	25,193,269	—	—	25,193,269
Multi-Utilities	1,374,292	—	—	1,374,292
Multiline Retail	2,056,622	—	—	2,056,622
Oil, Gas & Consumable Fuels	11,858,120	—	—	11,858,120
Personal Products	1,546,593	—	—	1,546,593
Pharmaceuticals	35,827,484	—	—	35,827,484
Professional Services	3,382,044	—	—	3,382,044
Real Estate Investment Trusts (REITs)	30,766,399	—	—	30,766,399
Real Estate Management & Development	588,335	—	—	588,335
Road & Rail	2,684,121	—	—	2,684,121
Semiconductors & Semiconductor Equipment	25,976,824	—	—	25,976,824
Software	53,032,251	—	—	53,032,251
Specialty Retail	30,216,970	—	—	30,216,970
Technology Hardware, Storage & Peripherals	45,960,256	—	—	45,960,256
Textiles, Apparel & Luxury Goods	7,923,832	—	—	7,923,832
Tobacco	17,906,974	—	—	17,906,974
Trading Companies & Distributors	1,114,015	—	—	1,114,015
Water Utilities	534,882	—	—	534,882
Short-Term Investments	1,391,391	—	—	1,391,391

TOTAL INVESTMENTS	$700,349,415	$—	$—	$700,349,415

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	695,313	$695,313	5,408,267	5,724,606	378,974	$378,974	$—	$—
State Street Navigator Securities Lending Prime Portfolio	14,589,098	14,589,098	28,995,166	42,571,847	1,012,417	1,012,417	10,744	—

TOTAL		$15,284,411				$1,391,391	$10,744	$—

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
General Dynamics Corp.	4,343	$673,860
L-3 Communications Holdings, Inc.	2,081	313,669
Lockheed Martin Corp.	2,829	678,168
Raytheon Co.	3,582	487,618
Textron, Inc.	7,362	292,639
United Technologies Corp.	21,360	2,170,176

		4,616,130

AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc.	2,023	142,541
Expeditors International of Washington, Inc.	1,851	95,363
FedEx Corp.	6,727	1,175,072
United Parcel Service, Inc. Class B	8,661	947,167

		2,360,143

AIRLINES — 0.7%
American Airlines Group, Inc.	14,391	526,854
Delta Air Lines, Inc.	20,597	810,698
United Continental Holdings, Inc. (a)	8,110	425,532

		1,763,084

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. (b)	6,038	212,417
Goodyear Tire & Rubber Co.	3,792	122,481
Johnson Controls International PLC	14,258	663,425

		998,323

AUTOMOBILES — 1.1%
Ford Motor Co.	105,938	1,278,671
General Motors Co.	38,549	1,224,702
Harley-Davidson, Inc. (b)	5,156	271,154

		2,774,527

BANKS — 10.9%
Bank of America Corp.	280,156	4,384,441
BB&T Corp. (b)	22,442	846,512
Citigroup, Inc.	79,861	3,771,835
Citizens Financial Group, Inc.	11,132	275,072
Comerica, Inc.	4,687	221,789
Fifth Third Bancorp	21,252	434,816
Huntington Bancshares, Inc.	15,008	147,979
JPMorgan Chase & Co.	99,261	6,609,790
KeyCorp	29,407	357,883
M&T Bank Corp.	4,253	493,773
People’s United Financial, Inc. (b)	8,658	136,970
PNC Financial Services Group, Inc.	13,599	1,225,134
Regions Financial Corp.	34,936	344,818
SunTrust Banks, Inc.	13,628	596,906
US Bancorp	44,575	1,911,822
Wells Fargo & Co.	124,806	5,526,410
Zions Bancorp	5,745	178,210

		27,464,160

BEVERAGES — 1.7%
Coca-Cola Co.	51,280	2,170,169
Molson Coors Brewing Co. Class B	2,224	244,195
PepsiCo, Inc.	17,884	1,945,243

		4,359,607

BIOTECHNOLOGY — 1.0%
AbbVie, Inc.	20,011	1,262,094
Amgen, Inc.	6,386	1,065,249
Vertex Pharmaceuticals, Inc. (a)	3,358	292,851

		2,620,194

CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc. (a)	621	89,859
Ameriprise Financial, Inc.	2,449	244,337
Bank of New York Mellon Corp.	29,290	1,168,085
BlackRock, Inc.	1,353	490,408
CME Group, Inc.	4,431	463,128
Franklin Resources, Inc.	10,110	359,613
Goldman Sachs Group, Inc.	10,370	1,672,370
Invesco, Ltd.	11,390	356,165
Legg Mason, Inc.	2,878	96,355
Morgan Stanley	21,483	688,745
Nasdaq, Inc.	1,195	80,710
Northern Trust Corp.	2,223	151,142
State Street Corp. (c)	10,066	700,896
T Rowe Price Group, Inc.	2,381	158,337

		6,720,150

CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	3,079	462,897
Albemarle Corp.	3,000	256,470
CF Industries Holdings, Inc.	6,241	151,968
Dow Chemical Co.	30,888	1,600,925
E.I. du Pont de Nemours & Co.	13,112	878,111
Eastman Chemical Co.	4,159	281,481
FMC Corp.	3,742	180,888
LyondellBasell Industries NV Class A	4,384	353,614
Monsanto Co.	5,864	599,301
Mosaic Co.	9,746	238,387
PPG Industries, Inc.	2,920	301,811
Praxair, Inc.	4,041	488,274

		5,794,127

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Pitney Bowes, Inc.	5,606	101,805
Republic Services, Inc.	3,426	172,842
Waste Management, Inc.	5,239	334,038

		608,685

COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.	81,505	2,585,339
F5 Networks, Inc. (a)	639	79,645
Harris Corp.	1,466	134,300
Motorola Solutions, Inc.	1,751	133,566

		2,932,850

CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	3,798	194,914
Jacobs Engineering Group, Inc. (a)	3,443	178,072
Quanta Services, Inc. (a)	4,275	119,657

		492,643

CONSUMER FINANCE — 1.4%
American Express Co.	21,376	1,368,919
Capital One Financial Corp.	13,967	1,003,249
Discover Financial Services	11,225	634,774
Navient Corp.	9,689	140,200

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Synchrony Financial	12,899	$361,172

		3,508,314

CONTAINERS & PACKAGING — 0.5%
Ball Corp. (b)	2,258	185,043
International Paper Co.	11,069	531,091
Owens-Illinois, Inc. (a)	4,624	85,035
Sealed Air Corp.	2,196	100,621
WestRock Co.	6,838	331,506

		1,233,296

DISTRIBUTORS — 0.2%
Genuine Parts Co.	4,009	402,704

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc. (b)	2,098	48,569

DIVERSIFIED FINANCIAL SERVICES — 3.1%
Berkshire Hathaway, Inc. Class B (a)	52,164	7,536,133
Leucadia National Corp.	8,947	170,351

		7,706,484

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.4%
AT&T, Inc.	168,758	6,853,262
CenturyLink, Inc.	14,737	404,236
Frontier Communications Corp. (b)	31,271	130,087
Level 3 Communications, Inc. (a)	4,582	212,513
Verizon Communications, Inc.	67,118	3,488,794

		11,088,892

ELECTRIC UTILITIES — 4.2%
Alliant Energy Corp.	6,200	237,522
American Electric Power Co., Inc.	13,438	862,854
Duke Energy Corp.	18,909	1,513,476
Edison International	8,882	641,725
Entergy Corp.	4,819	369,762
Eversource Energy	8,463	458,525
Exelon Corp.	25,116	836,112
FirstEnergy Corp.	11,362	375,855
NextEra Energy, Inc.	12,870	1,574,258
PG&E Corp.	13,467	823,776
Pinnacle West Capital Corp.	3,153	239,597
PPL Corp.	18,474	638,646
Southern Co.	26,894	1,379,662
Xcel Energy, Inc.	13,613	560,039

		10,511,809

ELECTRICAL EQUIPMENT — 0.8%
Eaton Corp. PLC	12,416	815,855
Emerson Electric Co.	17,504	954,143
Rockwell Automation, Inc. (b)	1,875	229,388

		1,999,386

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Corning, Inc.	29,118	688,641
FLIR Systems, Inc.	2,125	66,767
TE Connectivity, Ltd.	5,681	365,743

		1,121,151

ENERGY EQUIPMENT & SERVICES — 2.2%
Baker Hughes, Inc.	12,087	610,031
FMC Technologies, Inc. (a)	6,133	181,966
Halliburton Co.	23,416	1,050,910

Helmerich & Payne, Inc. (b)	3,019	203,179
National Oilwell Varco, Inc. (b)	10,106	371,294
Schlumberger, Ltd.	38,079	2,994,533
Transocean, Ltd. (b)	9,667	103,050

		5,514,963

FOOD & STAPLES RETAILING — 3.0%
Costco Wholesale Corp.	6,659	1,015,564
CVS Health Corp.	15,986	1,422,594
Kroger Co.	14,096	418,369
Sysco Corp.	14,336	702,608
Wal-Mart Stores, Inc.	41,888	3,020,963
Walgreens Boots Alliance, Inc.	10,023	808,054
Whole Foods Market, Inc. (b)	8,649	245,199

		7,633,351

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	15,982	673,961
ConAgra Foods, Inc.	5,011	236,068
General Mills, Inc.	6,117	390,754
Hershey Co.	1,772	169,403
J.M. Smucker Co.	1,344	182,166
Kellogg Co.	2,985	231,248
Kraft Heinz Co.	16,214	1,451,315
McCormick & Co., Inc.	1,031	103,017
Mead Johnson Nutrition Co.	2,660	210,167
Tyson Foods, Inc. Class A	8,179	610,726

		4,258,825

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	23,125	977,956
Baxter International, Inc.	13,418	638,697
Cooper Cos., Inc.	700	125,482
Danaher Corp.	5,474	429,107
DENTSPLY SIRONA, Inc.	3,072	182,569
Intuitive Surgical, Inc. (a)	371	268,912
Medtronic PLC	16,724	1,444,954
St. Jude Medical, Inc.	3,673	292,959
Stryker Corp.	3,198	372,279
Varian Medical Systems, Inc. (a)	1,195	118,938
Zimmer Biomet Holdings, Inc.	3,013	391,750

		5,243,603

HEALTH CARE PROVIDERS & SERVICES — 2.7%
Anthem, Inc.	7,213	903,861
Cardinal Health, Inc.	8,835	686,480
DaVita, Inc. (a)	1,387	91,639
Express Scripts Holding Co. (a)	17,451	1,230,819
HCA Holdings, Inc. (a)	4,697	355,234
Henry Schein, Inc. (a)	662	107,893
Humana, Inc.	2,126	376,068
McKesson Corp.	6,101	1,017,342
Patterson Cos., Inc. (b)	992	45,572
Quest Diagnostics, Inc.	3,862	326,841
UnitedHealth Group, Inc.	11,289	1,580,460
Universal Health Services, Inc. Class B	932	114,841

		6,837,050

HOTELS, RESTAURANTS & LEISURE — 1.0%
Carnival Corp.	11,878	579,884
Darden Restaurants, Inc.	3,243	198,861

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Marriott International, Inc. Class A	2,998	$201,828
McDonald’s Corp.	8,129	937,762
Royal Caribbean Cruises, Ltd.	1,557	116,697
Wynn Resorts, Ltd.	1,490	145,156
Yum! Brands, Inc.	4,842	439,702

		2,619,890

HOUSEHOLD DURABLES — 0.3%
Garmin, Ltd.	3,183	153,134
Harman International Industries, Inc.	851	71,867
Leggett & Platt, Inc.	1,385	63,128
PulteGroup, Inc.	8,548	171,302
Whirlpool Corp.	2,071	335,834

		795,265

HOUSEHOLD PRODUCTS — 3.2%
Colgate-Palmolive Co.	11,369	842,898
Kimberly-Clark Corp.	4,469	563,720
Procter & Gamble Co.	73,338	6,582,085

		7,988,703

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	18,336	235,618
NRG Energy, Inc.	8,254	92,527

		328,145

INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	6,908	1,217,397
General Electric Co.	110,873	3,284,058
Honeywell International, Inc.	9,931	1,157,855

		5,659,310

INSURANCE — 4.5%
Aflac, Inc.	11,228	806,956
Allstate Corp.	10,141	701,554
American International Group, Inc.	27,991	1,660,986
Aon PLC	2,808	315,872
Arthur J Gallagher & Co.	2,246	114,254
Assurant, Inc.	926	85,424
Chubb, Ltd.	12,757	1,602,917
Cincinnati Financial Corp.	1,846	139,225
Hartford Financial Services Group, Inc.	10,691	457,789
Lincoln National Corp.	6,585	309,363
Loews Corp.	7,521	309,489
Marsh & McLennan Cos., Inc.	6,679	449,163
MetLife, Inc.	30,271	1,344,941
Principal Financial Group, Inc.	7,254	373,654
Progressive Corp.	8,458	266,427
Prudential Financial, Inc.	11,986	978,657
Torchmark Corp.	1,415	90,404
Travelers Cos., Inc.	7,946	910,214
Unum Group	6,504	229,656
Willis Towers Watson PLC	1,457	193,446

		11,340,391

INTERNET SOFTWARE & SERVICES — 0.4%
Yahoo!, Inc. (a)	23,838	1,027,418

IT SERVICES — 1.4%
Automatic Data Processing, Inc.	5,012	442,058
CSRA, Inc.	2,072	55,737
Fidelity National Information Services, Inc.	3,940	303,498

International Business Machines Corp.	14,583	2,316,510
Teradata Corp. (a) (b)	1,905	59,055
Western Union Co.	6,796	141,493
Xerox Corp.	23,409	237,133

		3,555,484

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. (b)	9,565	289,628

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Agilent Technologies, Inc.	5,633	265,258
Thermo Fisher Scientific, Inc.	3,624	576,433

		841,691

MACHINERY — 2.2%
Caterpillar, Inc. (b)	15,864	1,408,247
Cummins, Inc.	4,359	558,606
Deere & Co. (b)	8,030	685,361
Dover Corp.	4,381	322,617
Flowserve Corp.	3,441	165,994
Fortive Corp.	2,737	139,313
Illinois Tool Works, Inc.	3,877	464,620
Ingersoll-Rand PLC	6,962	472,998
PACCAR, Inc. (b)	9,489	557,763
Parker-Hannifin Corp.	3,669	460,570
Pentair PLC	1,826	117,302
Xylem, Inc.	2,805	147,122

		5,500,513

MEDIA — 2.2%
CBS Corp. Class B	5,202	284,758
Charter Communications, Inc. Class A (a)	1,400	377,958
Comcast Corp. Class A	24,624	1,633,556
Interpublic Group of Cos., Inc.	3,927	87,768
News Corp. Class A	10,865	151,893
News Corp. Class B	3,041	43,243
Omnicom Group, Inc. (b)	3,335	283,475
Scripps Networks Interactive, Inc. Class A	1,173	74,474
TEGNA, Inc.	2,944	64,356
Time Warner, Inc.	21,417	1,705,007
Twenty-First Century Fox, Inc. Class A	14,041	340,073
Twenty-First Century Fox, Inc. Class B	6,243	154,452
Viacom, Inc. Class B	9,274	353,339

		5,554,352

METALS & MINING — 0.7%
Alcoa, Inc.	35,058	355,488
Freeport-McMoRan, Inc.	33,570	364,570
Newmont Mining Corp.	14,547	571,552
Nucor Corp.	8,574	423,984

		1,715,594

MULTI-UTILITIES — 2.0%
Ameren Corp.	6,498	319,571
CenterPoint Energy, Inc.	11,478	266,634
CMS Energy Corp.	7,775	326,628
Consolidated Edison, Inc.	8,266	622,430
Dominion Resources, Inc.	10,145	753,469
DTE Energy Co.	4,795	449,148
NiSource, Inc.	8,581	206,888
Public Service Enterprise Group, Inc.	13,587	568,888
SCANA Corp. (b)	3,803	275,223

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Sempra Energy	6,896	$739,182
WEC Energy Group, Inc.	8,461	506,645

		5,034,706

MULTILINE RETAIL — 0.8%
Dollar General Corp.	3,613	252,874
Kohl’s Corp. (b)	5,130	224,438
Macy’s, Inc.	8,401	311,257
Nordstrom, Inc. (b)	3,221	167,105
Target Corp. (b)	15,753	1,081,916

		2,037,590

OIL, GAS & CONSUMABLE FUELS — 10.9%
Anadarko Petroleum Corp.	8,431	534,188
Apache Corp.	5,828	372,234
Cabot Oil & Gas Corp.	7,412	191,230
Chesapeake Energy Corp. (a)	17,968	112,659
Chevron Corp.	51,857	5,337,123
Cimarex Energy Co.	922	123,889
Concho Resources, Inc. (a)	1,426	195,861
ConocoPhillips	34,043	1,479,849
Devon Energy Corp.	7,284	321,297
EOG Resources, Inc.	7,128	689,349
EQT Corp.	4,733	343,711
Exxon Mobil Corp.	113,959	9,946,342
Hess Corp.	7,186	385,313
Kinder Morgan, Inc.	52,726	1,219,552
Marathon Oil Corp.	22,733	359,409
Marathon Petroleum Corp.	14,230	577,596
Murphy Oil Corp. (b)	4,200	127,680
Newfield Exploration Co. (a)	2,223	96,612
Noble Energy, Inc.	11,419	408,115
Occidental Petroleum Corp.	12,299	896,843
ONEOK, Inc.	5,872	301,762
Phillips 66	12,197	982,468
Range Resources Corp.	5,180	200,725
Southwestern Energy Co. (a)	12,848	177,816
Spectra Energy Corp.	19,306	825,332
Tesoro Corp.	1,781	141,696
Valero Energy Corp.	13,022	690,166
Williams Cos., Inc.	11,511	353,733

		27,392,550

PHARMACEUTICALS — 5.9%
Bristol-Myers Squibb Co.	18,199	981,290
Eli Lilly & Co.	10,085	809,422
Endo International PLC (a)	3,693	74,414
Johnson & Johnson	38,434	4,540,208
Mallinckrodt PLC (a)	3,090	215,620
Merck & Co., Inc.	75,910	4,737,543
Mylan NV (a)	5,941	226,471
Perrigo Co. PLC	2,300	212,359
Pfizer, Inc.	79,877	2,705,434
Zoetis, Inc.	4,765	247,828

		14,750,589

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp.	417	56,970
Nielsen Holdings PLC	3,198	171,317
Robert Half International, Inc.	1,596	60,425

		288,712

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.5%
Apartment Investment & Management Co. Class A REIT	1,919	88,101
Boston Properties, Inc. REIT	1,491	203,208
Digital Realty Trust, Inc. REIT (b)	1,428	138,687
Federal Realty Investment Trust REIT	613	94,359
General Growth Properties, Inc. REIT	6,076	167,698
HCP, Inc. REIT	12,486	473,844
Host Hotels & Resorts, Inc. REIT (b)	10,447	162,660
Iron Mountain, Inc. REIT	4,110	154,248
Macerich Co.	1,915	154,866
Realty Income Corp. REIT	1,915	128,171
Simon Property Group, Inc. REIT	3,295	682,098
SL Green Realty Corp. REIT	1,570	169,717
Ventas, Inc. REIT	4,999	353,079
Vornado Realty Trust REIT	2,417	244,625
Welltower, Inc. REIT	3,835	286,743
Weyerhaeuser Co.	10,156	324,383

		3,826,487

ROAD & RAIL — 1.3%
CSX Corp.	26,105	796,203
JB Hunt Transport Services, Inc.	960	77,894
Kansas City Southern	2,949	275,201
Norfolk Southern Corp.	8,034	779,780
Ryder System, Inc.	1,546	101,959
Union Pacific Corp.	13,744	1,340,452

		3,371,489

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
First Solar, Inc. (a) (b)	2,083	82,258
Intel Corp.	76,506	2,888,101
KLA-Tencor Corp.	1,931	134,610
Linear Technology Corp.	2,911	172,593
Micron Technology, Inc. (a)	15,120	268,834
QUALCOMM, Inc.	40,282	2,759,317
Texas Instruments, Inc.	10,051	705,379
Xilinx, Inc.	2,709	147,207

		7,158,299

SOFTWARE — 1.0%
Autodesk, Inc. (a)	2,042	147,698
CA, Inc.	8,298	274,498
Oracle Corp.	41,354	1,624,385
Symantec Corp.	16,518	414,602

		2,461,183

SPECIALTY RETAIL — 0.6%
AutoNation, Inc. (a) (b)	2,072	100,927
Bed Bath & Beyond, Inc.	4,423	190,676
Best Buy Co., Inc.	7,989	305,020
CarMax, Inc. (a) (b)	2,327	124,145
Foot Locker, Inc.	1,327	89,864
Gap, Inc.	6,179	137,421
Staples, Inc.	17,972	153,661
Tiffany & Co. (b)	2,964	215,275
Urban Outfitters, Inc. (a)	2,254	77,808

		1,394,797

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Hewlett Packard Enterprise Co.	20,165	$458,754
HP, Inc.	46,319	719,334
NetApp, Inc.	7,780	278,680
Seagate Technology PLC (b)	7,993	308,130
Western Digital Corp.	7,832	457,937

		2,222,835

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Coach, Inc.	7,714	282,024
Michael Kors Holdings, Ltd. (a)	1,702	79,636
PVH Corp.	2,286	252,603
Ralph Lauren Corp.	1,534	155,149
VF Corp. (b)	4,476	250,880

		1,020,292

TOBACCO — 0.7%
Philip Morris International, Inc.	19,059	1,852,916

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	3,244	135,534
United Rentals, Inc. (a)	1,490	116,950
W.W. Grainger, Inc.	939	211,125

		463,609

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,145	160,532

TOTAL COMMON STOCKS (Cost $233,795,431)		251,265,990

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (e) (f)	304,679	304,679
State Street Navigator Securities Lending Prime Portfolio (f) (g)	566,149	566,149

TOTAL SHORT-TERM INVESTMENTS (Cost $870,828)		870,828

TOTAL INVESTMENTS — 100.1% (Cost $234,666,259)		252,136,818
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(231,707)

NET ASSETS — 100.0%		$251,905,111

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at September 30, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$4,616,130	$—	$—	$4,616,130
Air Freight & Logistics	2,360,143	—	—	2,360,143
Airlines	1,763,084	—	—	1,763,084
Auto Components	998,323	—	—	998,323
Automobiles	2,774,527	—	—	2,774,527
Banks	27,464,160	—	—	27,464,160
Beverages	4,359,607	—	—	4,359,607
Biotechnology	2,620,194	—	—	2,620,194
Capital Markets	6,720,150	—	—	6,720,150
Chemicals	5,794,127	—	—	5,794,127
Commercial Services & Supplies	608,685	—	—	608,685
Communications Equipment	2,932,850	—	—	2,932,850
Construction & Engineering	492,643	—	—	492,643
Consumer Finance	3,508,314	—	—	3,508,314
Containers & Packaging	1,233,296	—	—	1,233,296
Distributors	402,704	—	—	402,704
Diversified Consumer Services	48,569	—	—	48,569
Diversified Financial Services	7,706,484	—	—	7,706,484
Diversified Telecommunication Services	11,088,892	—	—	11,088,892

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Electric Utilities	$10,511,809	$—	$—	$10,511,809
Electrical Equipment	1,999,386	—	—	1,999,386
Electronic Equipment, Instruments & Components	1,121,151	—	—	1,121,151
Energy Equipment & Services	5,514,963	—	—	5,514,963
Food & Staples Retailing	7,633,351	—	—	7,633,351
Food Products	4,258,825	—	—	4,258,825
Health Care Equipment & Supplies	5,243,603	—	—	5,243,603
Health Care Providers & Services	6,837,050	—	—	6,837,050
Hotels, Restaurants & Leisure	2,619,890	—	—	2,619,890
Household Durables	795,265	—	—	795,265
Household Products	7,988,703	—	—	7,988,703
Independent Power Producers & Energy Traders	328,145	—	—	328,145
Industrial Conglomerates	5,659,310	—	—	5,659,310
Insurance	11,340,391	—	—	11,340,391
Internet Software & Services	1,027,418	—	—	1,027,418
IT Services	3,555,484	—	—	3,555,484
Leisure Equipment & Products	289,628	—	—	289,628
Life Sciences Tools & Services	841,691	—	—	841,691
Machinery	5,500,513	—	—	5,500,513
Media	5,554,352	—	—	5,554,352
Metals & Mining	1,715,594	—	—	1,715,594
Multi-Utilities	5,034,706	—	—	5,034,706
Multiline Retail	2,037,590	—	—	2,037,590
Oil, Gas & Consumable Fuels	27,392,550	—	—	27,392,550
Pharmaceuticals	14,750,589	—	—	14,750,589
Professional Services	288,712	—	—	288,712
Real Estate Investment Trusts (REITs)	3,826,487	—	—	3,826,487
Road & Rail	3,371,489	—	—	3,371,489
Semiconductors & Semiconductor Equipment	7,158,299	—	—	7,158,299
Software	2,461,183	—	—	2,461,183
Specialty Retail	1,394,797	—	—	1,394,797
Technology Hardware, Storage & Peripherals	2,222,835	—	—	2,222,835
Textiles, Apparel & Luxury Goods	1,020,292	—	—	1,020,292
Tobacco	1,852,916	—	—	1,852,916
Trading Companies & Distributors	463,609	—	—	463,609
Water Utilities	160,532	—	—	160,532
Short-Term Investments	870,828	—	—	870,828

TOTAL INVESTMENTS	$252,136,818	$—	$—	$252,136,818

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	10,766	$580,503	—	700	10,066	$700,896	$3,825	$(7,302)
State Street Institutional Liquid Reserves Fund, Premier Class .	439,129	439,129	4,748,429	4,882,879	304,679	304,679	1,514	—
State Street Navigator Securities Lending Prime Portfolio	5,410,163	5,410,163	14,617,442	19,461,456	566,149	566,149	3,653	—

TOTAL		$6,429,795				$1,571,724	$8,992	$(7,302)

See accompanying Notes to Schedule of Investments

SPDR S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUTOMOBILES — 2.3%
Ford Motor Co.	38,794	$468,244
General Motors Co.	16,642	528,716

		996,960

BANKS — 1.3%
People’s United Financial, Inc.	34,709	549,096

BIOTECHNOLOGY — 1.2%
AbbVie, Inc.	8,388	529,031

CAPITAL MARKETS — 2.6%
CME Group, Inc.	5,258	549,566
Invesco, Ltd.	18,813	588,283

		1,137,849

CHEMICALS — 4.8%
CF Industries Holdings, Inc.	21,255	517,559
Dow Chemical Co.	10,075	522,187
LyondellBasell Industries NV Class A	6,848	552,360
Mosaic Co.	18,986	464,398

		2,056,504

COMMERCIAL SERVICES & SUPPLIES — 1.2%
Pitney Bowes, Inc.	28,468	516,979

COMMUNICATIONS EQUIPMENT — 1.3%
Cisco Systems, Inc.	17,428	552,816

CONSUMER FINANCE — 1.3%
Navient Corp.	37,166	537,792

CONTAINERS & PACKAGING — 2.7%
International Paper Co.	11,862	569,139
WestRock Co.	12,409	601,588

		1,170,727

DIVERSIFIED CONSUMER SERVICES — 1.2%
H&R Block, Inc.	22,384	518,190

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.4%
AT&T, Inc.	12,415	504,173
CenturyLink, Inc.	17,320	475,088
Frontier Communications Corp.	103,849	432,012
Verizon Communications, Inc.	9,540	495,889

		1,907,162

ELECTRIC UTILITIES — 8.0%
American Electric Power Co., Inc.	7,639	490,500
Duke Energy Corp.	6,187	495,208
Entergy Corp.	6,555	502,965
Exelon Corp.	14,352	477,778
FirstEnergy Corp.	14,706	486,474
PPL Corp.	14,196	490,756
Southern Co.	9,813	503,407

		3,447,088

ELECTRICAL EQUIPMENT — 2.5%
Eaton Corp. PLC	8,444	554,855
Emerson Electric Co.	9,590	522,751

		1,077,606

ENERGY EQUIPMENT & SERVICES — 1.3%
Helmerich & Payne, Inc.	8,277	557,042

HOUSEHOLD DURABLES — 1.3%
Garmin, Ltd.	11,622	559,134

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.3%
AES Corp.	42,309	543,671

INSURANCE — 4.1%
MetLife, Inc.	12,372	549,688
Principal Financial Group, Inc.	11,982	617,193
Prudential Financial, Inc.	7,065	576,857

		1,743,738

IT SERVICES — 1.2%
International Business Machines Corp.	3,302	524,523

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Mattel, Inc.	16,337	494,684

MACHINERY — 4.1%
Caterpillar, Inc.	6,742	598,488
Cummins, Inc.	4,528	580,263
PACCAR, Inc.	9,731	571,988

		1,750,739

MEDIA — 1.0%
Viacom, Inc. Class B	11,744	447,446

MULTI-UTILITIES — 5.8%
Ameren Corp.	10,123	497,849
CenterPoint Energy, Inc.	21,746	505,159
Consolidated Edison, Inc.	6,593	496,453
Dominion Resources, Inc.	6,817	506,299
Public Service Enterprise Group, Inc.	11,522	482,426

		2,488,186

MULTILINE RETAIL — 4.3%
Kohl’s Corp.	13,560	593,250
Macy’s, Inc.	15,170	562,049
Nordstrom, Inc.	13,099	679,576

		1,834,875

OIL, GAS & CONSUMABLE FUELS — 9.5%
Chevron Corp.	5,065	521,290
Murphy Oil Corp.	18,442	560,637
Occidental Petroleum Corp.	7,100	517,732
ONEOK, Inc.	11,622	597,254
Spectra Energy Corp.	14,632	625,518
Valero Energy Corp.	10,730	568,690
Williams Cos., Inc.	21,829	670,805

		4,061,926

PHARMACEUTICALS — 2.5%
Merck & Co., Inc.	9,099	567,869
Pfizer, Inc.	14,567	493,384

		1,061,253

REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.0%
Crown Castle International Corp. REIT	5,413	509,959
HCP, Inc. REIT	13,758	522,116
Host Hotels & Resorts, Inc. REIT	29,882	465,263
Iron Mountain, Inc. REIT	13,076	490,742
Kimco Realty Corp. REIT	17,006	492,323
Macerich Co.	6,016	486,514
Prologis, Inc. REIT	10,181	545,091

See accompanying Notes to Schedule of Investments

SPDR S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Realty Income Corp. REIT	7,601	$508,735
Ventas, Inc. REIT	7,244	511,644
Welltower, Inc. REIT	6,796	508,137
Weyerhaeuser Co.	16,503	527,106

		5,567,630

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
QUALCOMM, Inc.	8,752	599,512

SPECIALTY RETAIL — 5.0%
Best Buy Co., Inc.	16,653	635,812
Gap, Inc.	21,988	489,013
L Brands, Inc.	7,469	528,581
Staples, Inc.	59,007	504,510

		2,157,916

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.3%
HP, Inc.	37,931	589,068
Seagate Technology PLC	16,949	653,384
Western Digital Corp.	10,214	597,213

		1,839,665

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Coach, Inc.	12,507	457,256

TOBACCO — 2.4%
Altria Group, Inc.	7,772	491,424
Philip Morris International, Inc.	5,361	521,196

		1,012,620

TOTAL COMMON STOCKS (Cost $40,327,926)		42,699,616

SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (a) (b) (Cost $122,541)	122,541	122,541

TOTAL INVESTMENTS — 99.8% (Cost $40,450,467)		42,822,157
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		83,735

NET ASSETS — 100.0%		$42,905,892

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at September 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Automobiles	$996,960	$—	$—	$996,960
Banks	549,096	—	—	549,096
Biotechnology	529,031	—	—	529,031
Capital Markets	1,137,849	—	—	1,137,849
Chemicals	2,056,504	—	—	2,056,504
Commercial Services & Supplies	516,979	—	—	516,979
Communications Equipment	552,816	—	—	552,816
Consumer Finance	537,792	—	—	537,792
Containers & Packaging	1,170,727	—	—	1,170,727
Diversified Consumer Services	518,190	—	—	518,190
Diversified Telecommunication Services	1,907,162	—	—	1,907,162
Electric Utilities	3,447,088	—	—	3,447,088
Electrical Equipment	1,077,606	—	—	1,077,606
Energy Equipment & Services	557,042	—	—	557,042
Household Durables	559,134	—	—	559,134
Independent Power Producers & Energy Traders	543,671	—	—	543,671
Insurance	1,743,738	—	—	1,743,738
IT Services	524,523	—	—	524,523
Leisure Equipment & Products	494,684	—	—	494,684
Machinery	1,750,739	—	—	1,750,739
Media	447,446	—	—	447,446
Multi-Utilities	2,488,186	—	—	2,488,186
Multiline Retail	1,834,875	—	—	1,834,875
Oil, Gas & Consumable Fuels	4,061,926	—	—	4,061,926
Pharmaceuticals	1,061,253	—	—	1,061,253

See accompanying Notes to Schedule of Investments

SPDR S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Real Estate Investment Trusts (REITs)	$5,567,630	$—	$—	$5,567,630
Semiconductors & Semiconductor Equipment	599,512	—	—	599,512
Specialty Retail	2,157,916	—	—	2,157,916
Technology Hardware, Storage & Peripherals	1,839,665	—	—	1,839,665
Textiles, Apparel & Luxury Goods	457,256	—	—	457,256
Tobacco	1,012,620	—	—	1,012,620
Short-Term Investment	122,541	—	—	122,541

TOTAL INVESTMENTS	$42,822,157	$—	$—	$42,822,157

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	66,821	$66,821	1,018,116	962,396	122,541	$122,541	$122	$—

TOTAL		$66,821				$122,541	$122	$—

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.2%
Boeing Co.	3,398	$447,652
General Dynamics Corp.	1,717	266,410
L-3 Communications Holdings, Inc.	464	69,939
Lockheed Martin Corp.	1,472	352,868
Northrop Grumman Corp.	1,053	225,289
Raytheon Co.	1,760	239,589
Rockwell Collins, Inc.	760	64,098
Textron, Inc.	1,593	63,322
TransDigm Group, Inc. (a)	284	82,110
United Technologies Corp.	4,615	468,884

		2,280,161

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	838	59,045
Expeditors International of Washington, Inc.	1,080	55,642
FedEx Corp.	1,449	253,111
United Parcel Service, Inc. Class B	4,046	442,471

		810,269

AIRLINES — 0.5%
Alaska Air Group, Inc.	726	47,815
American Airlines Group, Inc.	3,171	116,090
Delta Air Lines, Inc.	4,375	172,200
Southwest Airlines Co.	3,783	147,121
United Continental Holdings, Inc. (a)	1,636	85,841

		569,067

AUTO COMPONENTS — 0.5%
BorgWarner, Inc.	1,303	45,839
Delphi Automotive PLC	1,633	116,466
Goodyear Tire & Rubber Co.	1,560	50,388
Johnson Controls International PLC	5,520	256,846

		469,539

AUTOMOBILES — 0.6%
Ford Motor Co.	23,080	278,576
General Motors Co.	8,229	261,435
Harley-Davidson, Inc.	1,105	58,112

		598,123

BANKS — 5.7%
Bank of America Corp.	60,442	945,917
BB&T Corp.	4,796	180,905
Citigroup, Inc.	17,076	806,500
Citizens Financial Group, Inc.	3,109	76,823
Comerica, Inc.	1,040	49,213
Fifth Third Bancorp	4,611	94,341
Huntington Bancshares, Inc.	6,637	65,441
JPMorgan Chase & Co.	21,274	1,416,636
KeyCorp	6,367	77,486
M&T Bank Corp.	920	106,812
People’s United Financial, Inc.	1,811	28,650
PNC Financial Services Group, Inc.	2,949	265,675
Regions Financial Corp.	7,610	75,111
SunTrust Banks, Inc.	2,984	130,699
US Bancorp	9,406	403,423
Wells Fargo & Co.	26,717	1,183,029

Zions Bancorp	1,198	37,162

		5,943,823

BEVERAGES — 2.4%
Brown-Forman Corp. Class B	1,194	56,643
Coca-Cola Co.	22,893	968,832
Constellation Brands, Inc. Class A	1,043	173,649
Dr. Pepper Snapple Group, Inc.	1,106	100,989
Molson Coors Brewing Co. Class B	1,075	118,035
Monster Beverage Corp. (a)	812	119,210
PepsiCo, Inc.	8,452	919,324

		2,456,682

BIOTECHNOLOGY — 3.2%
AbbVie, Inc.	9,480	597,904
Alexion Pharmaceuticals, Inc. (a)	1,320	161,753
Amgen, Inc.	4,422	737,634
Biogen, Inc. (a)	1,301	407,252
Celgene Corp. (a)	4,599	480,733
Gilead Sciences, Inc.	7,779	615,474
Regeneron Pharmaceuticals, Inc. (a)	434	174,477
Vertex Pharmaceuticals, Inc. (a)	1,488	129,768

		3,304,995

BUILDING PRODUCTS — 0.2%
Allegion PLC	560	38,590
Fortune Brands Home & Security, Inc.	846	49,152
Masco Corp.	1,984	68,071

		155,813

CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc. (a)	320	46,304
Ameriprise Financial, Inc.	947	94,482
Bank of New York Mellon Corp.	6,389	254,793
BlackRock, Inc.	734	266,046
Charles Schwab Corp.	7,169	226,325
CME Group, Inc.	1,971	206,009
E*TRADE Financial Corp. (a)	1,670	48,630
Franklin Resources, Inc.	2,213	78,717
Goldman Sachs Group, Inc.	2,254	363,503
Intercontinental Exchange, Inc.	701	188,821
Invesco, Ltd.	2,464	77,049
Legg Mason, Inc.	631	21,126
Moody’s Corp.	1,000	108,280
Morgan Stanley	8,638	276,934
Nasdaq, Inc.	680	45,927
Northern Trust Corp.	1,269	86,279
S&P Global, Inc.	1,560	197,434
State Street Corp. (b)	2,143	149,217
T Rowe Price Group, Inc.	1,471	97,822

		2,833,698

CHEMICALS — 2.2%
Air Products & Chemicals, Inc.	1,256	188,827
Albemarle Corp.	634	54,201
CF Industries Holdings, Inc.	1,360	33,116
Dow Chemical Co.	6,563	340,160
E.I. du Pont de Nemours & Co.	5,140	344,226
Eastman Chemical Co.	878	59,423
Ecolab, Inc.	1,536	186,962
FMC Corp.	773	37,367
International Flavors & Fragrances, Inc.	480	68,626

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

LyondellBasell Industries NV Class A	1,976	$159,384
Monsanto Co.	2,544	259,997
Mosaic Co.	1,992	48,724
PPG Industries, Inc.	1,560	161,241
Praxair, Inc.	1,656	200,094
Sherwin-Williams Co.	474	131,137

		2,273,485

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Cintas Corp.	520	58,552
Pitney Bowes, Inc.	1,145	20,793
Republic Services, Inc.	1,398	70,529
Stericycle, Inc. (a)	485	38,868
Waste Management, Inc.	2,436	155,320

		344,062

COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	29,615	939,388
F5 Networks, Inc. (a)	400	49,856
Harris Corp.	720	65,959
Juniper Networks, Inc.	2,063	49,636
Motorola Solutions, Inc.	924	70,483

		1,175,322

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	829	42,544
Jacobs Engineering Group, Inc. (a)	720	37,238
Quanta Services, Inc. (a)	932	26,087

		105,869

CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	387	69,315
Vulcan Materials Co.	771	87,686

		157,001

CONSUMER FINANCE — 0.8%
American Express Co.	4,523	289,653
Capital One Financial Corp.	2,966	213,048
Discover Financial Services	2,380	134,589
Navient Corp.	2,094	30,300
Synchrony Financial	4,591	128,548

		796,138

CONTAINERS & PACKAGING — 0.4%
Avery Dennison Corp.	520	40,451
Ball Corp.	1,053	86,293
International Paper Co.	2,409	115,584
Owens-Illinois, Inc. (a)	933	17,158
Sealed Air Corp.	1,184	54,251
WestRock Co.	1,505	72,962

		386,699

DISTRIBUTORS — 0.1%
Genuine Parts Co.	880	88,396
LKQ Corp. (a)	1,815	64,360

		152,756

DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc.	1,355	31,368

DIVERSIFIED FINANCIAL SERVICES — 1.6%
Berkshire Hathaway, Inc. Class B (a)	11,161	1,612,430
Leucadia National Corp.	1,957	37,261

		1,649,691

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
AT&T, Inc.	36,258	1,472,437
CenturyLink, Inc.	3,236	88,764
Frontier Communications Corp.	6,798	28,280
Level 3 Communications, Inc. (a)	1,690	78,382
Verizon Communications, Inc.	24,093	1,252,354

		2,920,217

ELECTRIC UTILITIES — 1.7%
Alliant Energy Corp.	1,268	48,577
Duke Energy Corp.	4,113	329,205
Edison International	1,894	136,841
Entergy Corp.	1,040	79,799
Eversource Energy	1,851	100,287
NextEra Energy, Inc.	2,751	336,502
PG&E Corp.	2,864	175,191
Pinnacle West Capital Corp.	640	48,634
PPL Corp.	3,906	135,030
Southern Co.	5,556	285,023
Xcel Energy, Inc.	2,947	121,240

		1,796,329

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	252	66,679
AMETEK, Inc.	1,391	66,462
Eaton Corp. PLC	2,706	177,811
Emerson Electric Co.	3,790	206,593
Rockwell Automation, Inc.	760	92,979

		610,524

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	1,802	116,986
Corning, Inc.	6,203	146,701
FLIR Systems, Inc.	800	25,136
TE Connectivity, Ltd.	2,097	135,005

		423,828

ENERGY EQUIPMENT & SERVICES — 1.1%
Baker Hughes, Inc.	2,535	127,941
Diamond Offshore Drilling, Inc.	10	176
FMC Technologies, Inc. (a)	1,320	39,164
Halliburton Co.	4,987	223,817
Helmerich & Payne, Inc.	640	43,072
National Oilwell Varco, Inc.	2,224	81,710
Schlumberger, Ltd.	8,217	646,185
Transocean, Ltd.	1,982	21,128

		1,183,193

FOOD & STAPLES RETAILING — 2.3%
Costco Wholesale Corp.	2,586	394,391
CVS Health Corp.	6,270	557,967
Kroger Co.	5,646	167,573
Sysco Corp.	3,050	149,481
Wal-Mart Stores, Inc.	8,925	643,671
Walgreens Boots Alliance, Inc.	5,063	408,179
Whole Foods Market, Inc.	1,863	52,816

		2,374,078

FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	3,500	147,595
Campbell Soup Co.	1,047	57,271

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

ConAgra Foods, Inc.	2,513	$118,387
General Mills, Inc.	3,481	222,366
Hershey Co.	840	80,304
Hormel Foods Corp.	1,593	60,422
J.M. Smucker Co.	689	93,387
Kellogg Co.	1,480	114,656
Kraft Heinz Co.	3,568	319,372
McCormick & Co., Inc.	680	67,946
Mead Johnson Nutrition Co.	1,133	89,518
Mondelez International, Inc. Class A	9,095	399,271
Tyson Foods, Inc. Class A	1,751	130,747

		1,901,242

HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	8,644	365,555
Baxter International, Inc.	2,861	136,184
Becton Dickinson and Co.	1,256	225,741
Boston Scientific Corp. (a)	7,841	186,616
C.R. Bard, Inc.	440	98,683
Danaher Corp.	3,500	274,365
DENTSPLY SIRONA, Inc.	1,391	82,667
Edwards Lifesciences Corp. (a)	1,258	151,664
Hologic, Inc. (a)	1,462	56,769
Intuitive Surgical, Inc. (a)	221	160,187
Medtronic PLC	8,065	696,816
St. Jude Medical, Inc.	1,651	131,684
Stryker Corp.	1,840	214,194
Varian Medical Systems, Inc. (a)	560	55,737
Zimmer Biomet Holdings, Inc.	1,177	153,034

		2,989,896

HEALTH CARE PROVIDERS & SERVICES — 2.8%
Aetna, Inc.	2,091	241,406
AmerisourceBergen Corp.	1,122	90,635
Anthem, Inc.	1,530	191,724
Cardinal Health, Inc.	1,887	146,620
Centene Corp. (a)	975	65,286
Cigna Corp.	1,491	194,307
DaVita, Inc. (a)	984	65,013
Express Scripts Holding Co. (a)	3,764	265,475
HCA Holdings, Inc. (a)	1,740	131,596
Henry Schein, Inc. (a)	480	78,230
Humana, Inc.	896	158,494
Laboratory Corp. of America Holdings (a)	598	82,213
McKesson Corp.	1,333	222,278
Patterson Cos., Inc.	504	23,154
Quest Diagnostics, Inc.	839	71,005
UnitedHealth Group, Inc.	5,585	781,900
Universal Health Services, Inc. Class B	520	64,074

		2,873,410

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	1,764	108,927

HOTELS, RESTAURANTS & LEISURE — 1.7%
Carnival Corp.	2,653	129,520
Chipotle Mexican Grill, Inc. (a)	168	71,148
Darden Restaurants, Inc.	672	41,207
Marriott International, Inc. Class A	1,871	125,988
McDonald’s Corp.	4,998	576,569

Royal Caribbean Cruises, Ltd.	1,000	74,950
Starbucks Corp.	8,636	467,553
Wyndham Worldwide Corp.	670	45,111
Wynn Resorts, Ltd.	480	46,762
Yum! Brands, Inc.	2,157	195,877

		1,774,685

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	1,899	57,350
Garmin, Ltd.	680	32,715
Harman International Industries, Inc.	400	33,780
Leggett & Platt, Inc.	800	36,464
Lennar Corp. Class A	1,028	43,526
Mohawk Industries, Inc. (a)	360	72,122
Newell Brands, Inc.	2,876	151,450
PulteGroup, Inc.	1,848	37,034
Whirlpool Corp.	440	71,350

		535,791

HOUSEHOLD PRODUCTS — 2.2%
Church & Dwight Co., Inc.	1,494	71,592
Clorox Co.	760	95,137
Colgate-Palmolive Co.	5,307	393,461
Kimberly-Clark Corp.	2,118	267,165
Procter & Gamble Co.	15,691	1,408,267

		2,235,622

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	3,927	50,462
NRG Energy, Inc.	1,889	21,176

		71,638

INDUSTRIAL CONGLOMERATES — 2.7%
3M Co.	3,556	626,674
General Electric Co.	52,644	1,559,315
Honeywell International, Inc.	4,518	526,754
Roper Technologies, Inc.	588	107,292

		2,820,035

INSURANCE — 2.8%
Aflac, Inc.	2,469	177,447
Allstate Corp.	2,238	154,825
American International Group, Inc.	5,919	351,233
Aon PLC	1,583	178,072
Arthur J Gallagher & Co.	952	48,428
Assurant, Inc.	390	35,978
Chubb, Ltd.	2,749	345,412
Cincinnati Financial Corp.	854	64,409
Hartford Financial Services Group, Inc.	2,372	101,569
Lincoln National Corp.	1,428	67,087
Loews Corp.	1,641	67,527
Marsh & McLennan Cos., Inc.	3,063	205,987
MetLife, Inc.	6,467	287,329
Principal Financial Group, Inc.	1,595	82,158
Progressive Corp.	3,409	107,383
Prudential Financial, Inc.	2,601	212,372
Torchmark Corp.	671	42,870
Travelers Cos., Inc.	1,692	193,819
Unum Group	1,425	50,317
Willis Towers Watson PLC	808	107,278

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

XL Group, Ltd.	1,735	$58,348

		2,939,848

INTERNET & CATALOG RETAIL — 2.6%
Amazon.com, Inc. (a)	2,315	1,938,373
Expedia, Inc.	671	78,319
Netflix, Inc. (a)	2,490	245,389
Priceline Group, Inc. (a)	293	431,147
TripAdvisor, Inc. (a)	653	41,256

		2,734,484

INTERNET SOFTWARE & SERVICES — 4.8%
Akamai Technologies, Inc. (a)	1,040	55,110
Alphabet, Inc. Class A (a)	1,736	1,395,848
Alphabet, Inc. Class C (a)	1,746	1,357,148
eBay, Inc. (a)	6,308	207,533
Facebook, Inc. Class A (a)	13,661	1,752,297
VeriSign, Inc. (a)	560	43,814
Yahoo!, Inc. (a)	5,144	221,707

		5,033,457

IT SERVICES — 4.0%
Accenture PLC Class A	3,702	452,273
Alliance Data Systems Corp. (a)	360	77,231
Automatic Data Processing, Inc.	2,681	236,464
Cognizant Technology Solutions Corp. Class A (a)	3,538	168,798
CSRA, Inc.	802	21,574
Fidelity National Information Services, Inc.	1,937	149,207
Fiserv, Inc. (a)	1,282	127,521
Global Payments, Inc.	911	69,928
International Business Machines Corp.	5,105	810,929
MasterCard, Inc. Class A	5,663	576,324
Paychex, Inc.	1,878	108,680
PayPal Holdings, Inc. (a)	6,558	268,681
Teradata Corp. (a)	763	23,653
Total System Services, Inc.	986	46,490
Visa, Inc. Class A	11,036	912,677
Western Union Co.	2,943	61,273
Xerox Corp.	5,515	55,867

		4,167,570

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	645	51,168
Mattel, Inc.	1,973	59,742

		110,910

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	1,920	90,413
Illumina, Inc. (a)	848	154,048
PerkinElmer, Inc.	640	35,910
Thermo Fisher Scientific, Inc.	2,318	368,701
Waters Corp. (a)	480	76,075

		725,147

MACHINERY — 1.5%
Caterpillar, Inc.	3,397	301,552
Cummins, Inc.	953	122,127
Deere & Co.	1,685	143,815
Dover Corp.	919	67,675
Flowserve Corp.	760	36,662

Fortive Corp.	1,748	88,973
Illinois Tool Works, Inc.	1,908	228,655
Ingersoll-Rand PLC	1,519	103,201
PACCAR, Inc.	2,047	120,322
Parker-Hannifin Corp.	800	100,424
Pentair PLC	1,049	67,388
Snap-on, Inc.	331	50,299
Stanley Black & Decker, Inc.	880	108,222
Xylem, Inc.	1,040	54,548

		1,593,863

MEDIA — 2.8%
CBS Corp. Class B	2,422	132,580
Comcast Corp. Class A	14,075	933,735
Discovery Communications, Inc. Class A (a)	880	23,690
Discovery Communications, Inc. Class C (a)	1,452	38,202
Interpublic Group of Cos., Inc.	2,360	52,746
News Corp. Class A	2,213	30,938
News Corp. Class B	644	9,158
Omnicom Group, Inc.	1,400	119,000
Scripps Networks Interactive, Inc. Class A	560	35,554
TEGNA, Inc.	1,304	28,505
Time Warner, Inc.	4,627	368,355
Twenty-First Century Fox, Inc. Class A	6,311	152,852
Twenty-First Century Fox, Inc. Class B	2,517	62,271
Viacom, Inc. Class B	2,015	76,772
Walt Disney Co.	8,724	810,111

		2,874,469

METALS & MINING — 0.3%
Alcoa, Inc.	7,753	78,615
Newmont Mining Corp.	3,089	121,367
Nucor Corp.	1,853	91,631

		291,613

MULTI-UTILITIES — 1.1%
Ameren Corp.	1,411	69,393
CenterPoint Energy, Inc.	2,497	58,005
CMS Energy Corp.	1,611	67,678
Consolidated Edison, Inc.	1,810	136,293
Dominion Resources, Inc.	3,681	273,388
DTE Energy Co.	1,040	97,417
NiSource, Inc.	1,855	44,724
Public Service Enterprise Group, Inc.	2,940	123,098
SCANA Corp.	840	60,791
Sempra Energy	1,375	147,386
WEC Energy Group, Inc.	1,843	110,359

		1,188,532

MULTILINE RETAIL — 0.6%
Dollar General Corp.	1,498	104,845
Dollar Tree, Inc. (a)	1,370	108,134
Kohl’s Corp.	1,133	49,569
Macy’s, Inc.	1,819	67,394
Nordstrom, Inc.	783	40,622
Target Corp.	3,442	236,397

		606,961

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 1.1%
Kinder Morgan, Inc.	10,857	$251,122
Marathon Petroleum Corp.	3,115	126,438
ONEOK, Inc.	1,214	62,387
Phillips 66	2,554	205,725
Spectra Energy Corp.	4,076	174,249
Tesoro Corp.	716	56,965
Valero Energy Corp.	2,783	147,499
Williams Cos., Inc.	4,097	125,901

		1,150,286

PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	1,315	116,456

PHARMACEUTICALS — 5.8%
Allergan PLC (a)	2,343	539,616
Bristol-Myers Squibb Co.	9,863	531,813
Eli Lilly & Co.	5,766	462,779
Endo International PLC (a)	1,198	24,140
Johnson & Johnson	16,083	1,899,885
Mallinckrodt PLC (a)	668	46,613
Merck & Co., Inc.	16,214	1,011,916
Mylan NV (a)	2,652	101,094
Perrigo Co. PLC	843	77,834
Pfizer, Inc.	35,769	1,211,496
Zoetis, Inc.	2,869	149,217

		6,056,403

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	200	27,324
Equifax, Inc.	683	91,918
Nielsen Holdings PLC	1,914	102,533
Robert Half International, Inc.	760	28,774
Verisk Analytics, Inc. (a)	928	75,428

		325,977

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.2%
American Tower Corp. REIT	2,528	286,498
Apartment Investment & Management Co. Class A REIT	920	42,237
AvalonBay Communities, Inc. REIT	806	143,339
Boston Properties, Inc. REIT	891	121,434
Crown Castle International Corp. REIT	1,995	187,949
Digital Realty Trust, Inc. REIT	864	83,912
Equinix, Inc. REIT	403	145,181
Equity Residential REIT	2,129	136,959
Essex Property Trust, Inc. REIT	389	86,630
Extra Space Storage, Inc. REIT	736	58,446
Federal Realty Investment Trust REIT	410	63,111
General Growth Properties, Inc. REIT	3,407	94,033
HCP, Inc. REIT	2,705	102,655
Host Hotels & Resorts, Inc. REIT	4,374	68,103
Iron Mountain, Inc. REIT	1,502	56,370
Kimco Realty Corp. REIT	2,416	69,943
Macerich Co.	762	61,623
Prologis, Inc. REIT	3,053	163,458
Public Storage REIT	873	194,801
Realty Income Corp. REIT	1,560	104,411
Simon Property Group, Inc. REIT	1,835	379,863
SL Green Realty Corp. REIT	575	62,158
UDR, Inc. REIT	1,573	56,612
Ventas, Inc. REIT	1,948	137,587

Vornado Realty Trust REIT	1,038	105,056
Welltower, Inc. REIT	2,056	153,727
Weyerhaeuser Co.	4,325	138,141

		3,304,237

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
CBRE Group, Inc. Class A (a)	1,693	47,370

ROAD & RAIL — 0.9%
CSX Corp.	5,664	172,752
JB Hunt Transport Services, Inc.	520	42,193
Kansas City Southern	640	59,725
Norfolk Southern Corp.	1,749	169,758
Ryder System, Inc.	320	21,104
Union Pacific Corp.	4,951	482,871

		948,403

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Analog Devices, Inc.	1,804	116,268
Applied Materials, Inc.	6,321	190,578
Broadcom, Ltd.	2,310	398,521
First Solar, Inc. (a)	440	17,376
Intel Corp.	27,761	1,047,978
KLA-Tencor Corp.	921	64,203
Lam Research Corp.	922	87,323
Linear Technology Corp.	1,400	83,006
Microchip Technology, Inc.	1,239	76,991
Micron Technology, Inc. (a)	6,195	110,147
NVIDIA Corp.	2,975	203,847
Qorvo, Inc. (a)	790	44,035
QUALCOMM, Inc.	8,674	594,169
Skyworks Solutions, Inc.	1,118	85,124
Texas Instruments, Inc.	5,881	412,729
Xilinx, Inc.	1,483	80,586

		3,612,881

SOFTWARE — 4.6%
Activision Blizzard, Inc.	3,934	174,276
Adobe Systems, Inc. (a)	2,977	323,124
Autodesk, Inc. (a)	1,112	80,431
CA, Inc.	1,781	58,916
Citrix Systems, Inc. (a)	915	77,976
Electronic Arts, Inc. (a)	1,796	153,378
Intuit, Inc.	1,424	156,654
Microsoft Corp.	45,846	2,640,730
Oracle Corp.	17,673	694,195
Red Hat, Inc. (a)	1,078	87,135
salesforce.com, Inc. (a)	3,739	266,703
Symantec Corp.	3,452	86,645

		4,800,163

SPECIALTY RETAIL — 2.7%
Advance Auto Parts, Inc.	440	65,613
AutoNation, Inc. (a)	433	21,092
AutoZone, Inc. (a)	174	133,691
Bed Bath & Beyond, Inc.	975	42,032
Best Buy Co., Inc.	1,721	65,708
CarMax, Inc. (a)	1,178	62,846
Foot Locker, Inc.	840	56,885
Gap, Inc.	1,342	29,846
Home Depot, Inc.	7,255	933,573
L Brands, Inc.	1,479	104,669

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Lowe’s Cos., Inc.	5,068	$365,960
O’Reilly Automotive, Inc. (a)	562	157,422
Ross Stores, Inc.	2,386	153,420
Signet Jewelers, Ltd.	471	35,104
Staples, Inc.	3,748	32,045
Tiffany & Co.	640	46,483
TJX Cos., Inc.	3,922	293,287
Tractor Supply Co.	799	53,813
Ulta Salon Cosmetics & Fragrance, Inc. (a)	363	86,387
Urban Outfitters, Inc. (a)	531	18,330

		2,758,206

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.0%
Apple, Inc.	31,700	3,583,685
Hewlett Packard Enterprise Co.	9,682	220,265
HP, Inc.	9,941	154,384
NetApp, Inc.	1,707	61,145
Seagate Technology PLC	1,754	67,617
Western Digital Corp.	1,623	94,897

		4,181,993

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Coach, Inc.	1,613	58,971
Hanesbrands, Inc.	2,295	57,949
Michael Kors Holdings, Ltd. (a)	1,089	50,954
NIKE, Inc. Class B	7,853	413,461
PVH Corp.	480	53,040
Ralph Lauren Corp.	351	35,500
Under Armour, Inc. Class A (a)	1,053	40,730
Under Armour, Inc. Class C (a)	1,059	35,858
VF Corp.	1,968	110,306

		856,769

TOBACCO — 1.8%
Altria Group, Inc.	11,504	727,398
Philip Morris International, Inc.	9,173	891,799
Reynolds American, Inc.	4,916	231,789

		1,850,986

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	1,685	70,399
United Rentals, Inc. (a)	546	42,856
W.W. Grainger, Inc.	330	74,197

		187,452

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,042	77,983

TOTAL COMMON STOCKS (Cost $98,552,354)		103,656,395

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e) (Cost $163,177)	163,177	163,177

TOTAL INVESTMENTS — 99.9% (Cost $98,715,531)		103,819,572
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		108,494

NET ASSETS — 100.0%		$103,928,066

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,280,161	$—	$—	$2,280,161
Air Freight & Logistics	810,269	—	—	810,269
Airlines	569,067	—	—	569,067
Auto Components	469,539	—	—	469,539
Automobiles	598,123	—	—	598,123
Banks	5,943,823	—	—	5,943,823
Beverages	2,456,682	—	—	2,456,682
Biotechnology	3,304,995	—	—	3,304,995
Building Products	155,813	—	—	155,813
Capital Markets	2,833,698	—	—	2,833,698
Chemicals	2,273,485	—	—	2,273,485
Commercial Services & Supplies	344,062	—	—	344,062

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Communications Equipment	$1,175,322	$—	$—	$1,175,322
Construction & Engineering	105,869	—	—	105,869
Construction Materials	157,001	—	—	157,001
Consumer Finance	796,138	—	—	796,138
Containers & Packaging	386,699	—	—	386,699
Distributors	152,756	—	—	152,756
Diversified Consumer Services	31,368	—	—	31,368
Diversified Financial Services	1,649,691	—	—	1,649,691
Diversified Telecommunication Services	2,920,217	—	—	2,920,217
Electric Utilities	1,796,329	—	—	1,796,329
Electrical Equipment	610,524	—	—	610,524
Electronic Equipment, Instruments & Components	423,828	—	—	423,828
Energy Equipment & Services	1,183,193	—	—	1,183,193
Food & Staples Retailing	2,374,078	—	—	2,374,078
Food Products	1,901,242	—	—	1,901,242
Health Care Equipment & Supplies	2,989,896	—	—	2,989,896
Health Care Providers & Services	2,873,410	—	—	2,873,410
Health Care Technology	108,927	—	—	108,927
Hotels, Restaurants & Leisure	1,774,685	—	—	1,774,685
Household Durables	535,791	—	—	535,791
Household Products	2,235,622	—	—	2,235,622
Independent Power Producers & Energy Traders	71,638	—	—	71,638
Industrial Conglomerates	2,820,035	—	—	2,820,035
Insurance	2,939,848	—	—	2,939,848
Internet & Catalog Retail	2,734,484	—	—	2,734,484
Internet Software & Services	5,033,457	—	—	5,033,457
IT Services	4,167,570	—	—	4,167,570
Leisure Equipment & Products	110,910	—	—	110,910
Life Sciences Tools & Services	725,147	—	—	725,147
Machinery	1,593,863	—	—	1,593,863
Media	2,874,469	—	—	2,874,469
Metals & Mining	291,613	—	—	291,613
Multi-Utilities	1,188,532	—	—	1,188,532
Multiline Retail	606,961	—	—	606,961
Oil, Gas & Consumable Fuels	1,150,286	—	—	1,150,286
Personal Products	116,456	—	—	116,456
Pharmaceuticals	6,056,403	—	—	6,056,403
Professional Services	325,977	—	—	325,977
Real Estate Investment Trusts (REITs)	3,304,237	—	—	3,304,237
Real Estate Management & Development	47,370	—	—	47,370
Road & Rail	948,403	—	—	948,403
Semiconductors & Semiconductor Equipment	3,612,881	—	—	3,612,881
Software	4,800,163	—	—	4,800,163
Specialty Retail	2,758,206	—	—	2,758,206
Technology Hardware, Storage & Peripherals	4,181,993	—	—	4,181,993
Textiles, Apparel & Luxury Goods	856,769	—	—	856,769
Tobacco	1,850,986	—	—	1,850,986
Trading Companies & Distributors	187,452	—	—	187,452
Water Utilities	77,983	—	—	77,983
Short-Term Investment	163,177	—	—	163,177

TOTAL INVESTMENTS	$103,819,572	$—	$—	$103,819,572

See accompanying Notes to Schedule of Investments

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	2,351	$126,766	108	316	2,143	$149,217	$794	$(185)
State Street Institutional Liquid Reserves Fund, Premier Class	156,006	156,006	1,249,535	1,242,364	163,177	163,177	189	—

TOTAL		$282,772				$312,394	$983	$(185)

See accompanying Notes to Schedule of Investments

SPDR S&P® 1000 ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.8%
AAR Corp.	2,361	$73,947
Aerojet Rocketdyne Holdings, Inc. (a)	5,167	90,836
Aerovironment, Inc. (a)	1,518	37,054
B/E Aerospace, Inc.	7,486	386,727
Cubic Corp.	1,794	83,977
Curtiss-Wright Corp.	3,273	298,203
Engility Holdings, Inc. (a)	1,305	41,107
Esterline Technologies Corp. (a)	2,152	163,638
Huntington Ingalls Industries, Inc.	3,442	528,072
KLX, Inc. (a)	3,945	138,864
Mercury Systems, Inc. (a)	2,922	71,794
Moog, Inc. Class A (a)	2,415	143,789
National Presto Industries, Inc.	366	32,131
Orbital ATK, Inc.	4,333	330,305
TASER International, Inc. (a) (b)	3,889	111,264
Teledyne Technologies, Inc. (a)	2,558	276,085
Triumph Group, Inc.	3,704	103,267

		2,911,060

AIR FREIGHT & LOGISTICS — 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	1,873	80,202
Echo Global Logistics, Inc. (a) (b)	1,959	45,175
Forward Air Corp.	2,205	95,388
Hub Group, Inc. Class A (a)	2,495	101,696

		322,461

AIRLINES — 0.5%
Allegiant Travel Co.	987	130,353
Hawaiian Holdings, Inc. (a)	3,938	191,387
JetBlue Airways Corp. (a)	23,960	413,070
SkyWest, Inc.	3,789	100,068

		834,878

AUTO COMPONENTS — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	5,611	96,621
Cooper-Standard Holding, Inc. (a)	1,270	125,476
Dana, Inc.	10,692	166,688
Dorman Products, Inc. (a)	2,274	145,309
Drew Industries, Inc.	1,841	180,455
Fox Factory Holding Corp. (a)	1,800	41,346
Gentex Corp.	21,147	371,341
Gentherm, Inc. (a)	2,675	84,049
Motorcar Parts of America, Inc. (a) (b)	1,309	37,673
Standard Motor Products, Inc.	1,487	71,019
Superior Industries International, Inc.	1,666	48,581

		1,368,558

AUTOMOBILES — 0.2%
Thor Industries, Inc.	3,558	301,363
Winnebago Industries, Inc. (b)	2,009	47,352

		348,715

BANKS — 6.8%
Ameris Bancorp	2,529	88,389
Associated Banc-Corp.	11,009	215,666
Banc of California, Inc. (b)	3,613	63,083
BancorpSouth, Inc.	6,286	145,835
Bank of Hawaii Corp.	3,189	231,585

Bank of the Ozarks, Inc.	6,686	256,742
Banner Corp.	1,963	85,862
Boston Private Financial Holdings, Inc.	6,138	78,751
Brookline Bancorp, Inc.	5,136	62,608
Cardinal Financial Corp.	2,414	62,981
Cathay General Bancorp	5,482	168,736
Central Pacific Financial Corp.	2,254	56,778
Chemical Financial Corp.	5,135	226,608
City Holding Co.	1,095	55,068
Columbia Banking System, Inc.	4,313	141,121
Commerce Bancshares, Inc. (b)	6,134	302,161
Community Bank System, Inc.	3,257	156,694
CommunityOne Bancorp (a)	207	2,865
Cullen/Frost Bankers, Inc. (b)	4,078	293,371
Customers Bancorp, Inc. (a) (b)	1,840	46,294
CVB Financial Corp. (b)	7,417	130,613
East West Bancorp, Inc.	10,601	389,163
First BanCorp (a)	8,566	44,543
First Commonwealth Financial Corp.	6,579	66,382
First Financial Bancorp	4,540	99,154
First Financial Bankshares, Inc. (b)	4,895	178,374
First Horizon National Corp.	17,063	259,870
First Midwest Bancorp, Inc.	6,015	116,450
First NBC Bank Holding Co. (a) (b)	1,221	11,526
FNB Corp.	15,401	189,432
Fulton Financial Corp.	12,744	185,043
Glacier Bancorp, Inc.	5,634	160,682
Great Western Bancorp, Inc.	4,349	144,909
Hancock Holding Co.	5,752	186,537
Hanmi Financial Corp.	2,403	63,295
Home BancShares, Inc.	9,088	189,121
Hope Bancorp, Inc.	9,296	161,472
Independent Bank Corp.	1,933	104,556
International Bancshares Corp.	4,234	126,089
LegacyTexas Financial Group, Inc.	3,089	97,705
MB Financial, Inc.	5,257	199,976
NBT Bancorp, Inc. (b)	3,143	103,311
OFG Bancorp	3,202	32,372
Old National Bancorp	9,902	139,222
Opus Bank	1,355	47,926
PacWest Bancorp	8,969	384,860
Pinnacle Financial Partners, Inc.	3,156	170,677
PrivateBancorp, Inc.	5,880	270,010
Prosperity Bancshares, Inc.	5,189	284,824
S&T Bancorp, Inc. (b)	2,614	75,780
ServisFirst Bancshares, Inc.	1,610	83,575
Signature Bank (a)	3,964	469,536
Simmons First National Corp. Class A	2,118	105,688
Southside Bancshares, Inc.	1,834	59,018
Sterling Bancorp	9,632	168,560
SVB Financial Group (a)	3,839	424,363
Synovus Financial Corp.	9,117	296,576
TCF Financial Corp.	12,622	183,145
Texas Capital Bancshares, Inc. (a)	3,400	186,728
Tompkins Financial Corp.	872	66,630
Trustmark Corp.	4,943	136,229
UMB Financial Corp. (b)	3,247	193,034
Umpqua Holdings Corp.	16,207	243,915
United Bankshares, Inc. (b)	4,982	187,672
United Community Banks, Inc.	5,212	109,556

See accompanying Notes to Schedule of Investments

SPDR S&P® 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Valley National Bancorp	18,755	$182,486
Webster Financial Corp.	6,799	258,430
Westamerica Bancorporation (b)	1,845	93,874
Wintrust Financial Corp.	3,869	215,000

		11,019,087

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a) (b)	672	104,335

BIOTECHNOLOGY — 0.6%
Acorda Therapeutics, Inc. (a)	3,422	71,451
AMAG Pharmaceuticals, Inc. (a) (b)	2,504	61,373
Eagle Pharmaceuticals, Inc. (a) (b)	545	38,150
Emergent BioSolutions, Inc. (a)	2,534	79,897
Enanta Pharmaceuticals, Inc. (a)	998	26,557
Ligand Pharmaceuticals, Inc. (a)	1,383	141,149
MiMedx Group, Inc. (a) (b)	7,420	63,664
Momenta Pharmaceuticals, Inc. (a)	4,634	54,171
Repligen Corp. (a)	2,472	74,630
Spectrum Pharmaceuticals, Inc. (a)	5,178	24,181
United Therapeutics Corp. (a) (b)	3,242	382,815

		1,018,038

BUILDING PRODUCTS — 1.2%
AAON, Inc.	2,879	82,973
American Woodmark Corp. (a)	1,016	81,859
AO Smith Corp.	5,483	541,666
Apogee Enterprises, Inc.	2,076	92,776
Gibraltar Industries, Inc. (a)	2,265	84,145
Griffon Corp.	2,393	40,705
Lennox International, Inc.	2,882	452,560
Patrick Industries, Inc. (a)	1,089	67,431
PGT, Inc. (a)	3,574	38,135
Quanex Building Products Corp.	2,493	43,029
Simpson Manufacturing Co., Inc.	3,016	132,553
Trex Co., Inc. (a)	2,195	128,890
Universal Forest Products, Inc.	1,487	146,455

		1,933,177

CAPITAL MARKETS — 2.9%
Calamos Asset Management, Inc. Class A	1,026	6,997
CBOE Holdings, Inc.	6,048	392,213
Eaton Vance Corp.	8,343	325,794
Evercore Partners, Inc. Class A	2,864	147,525
FactSet Research Systems, Inc. (b)	3,028	490,839
Federated Investors, Inc. Class B	6,931	205,365
Financial Engines, Inc. (b)	3,929	116,731
Greenhill & Co., Inc.	2,032	47,894
Interactive Brokers Group, Inc. Class A (b)	4,903	172,929
INTL. FCStone, Inc. (a)	1,135	44,095
Investment Technology Group, Inc.	2,396	41,067
Janus Capital Group, Inc.	10,645	149,136
MarketAxess Holdings, Inc.	2,765	457,856
MSCI, Inc.	6,957	583,971
Piper Jaffray Cos. (a)	1,067	51,536
Raymond James Financial, Inc.	9,334	543,332
SEI Investments Co.	10,030	457,468
Stifel Financial Corp. (a)	4,877	187,521
Virtus Investment Partners, Inc.	400	39,144

Waddell & Reed Financial, Inc. Class A (b)	6,093	110,649
WisdomTree Investments, Inc. (b)	8,406	86,498

		4,658,560

CHEMICALS — 3.0%
A Schulman, Inc.	2,096	61,036
American Vanguard Corp.	1,900	30,514
Ashland Global Holdings, Inc. (b)	4,594	532,674
Balchem Corp.	2,337	181,188
Cabot Corp.	4,643	243,340
Calgon Carbon Corp.	3,724	56,493
Chemours Co.	13,381	214,096
Flotek Industries, Inc. (a) (b)	3,866	56,212
FutureFuel Corp.	1,675	18,894
Hawkins, Inc.	680	29,464
HB Fuller Co.	3,663	170,220
Ingevity Corp. (a)	3,140	144,754
Innophos Holdings, Inc.	1,451	56,633
Innospec, Inc.	1,812	110,188
Intrepid Potash, Inc. (a)	4,138	4,676
Koppers Holdings, Inc. (a)	1,507	48,495
Kraton Corp. (a)	2,231	78,174
LSB Industries, Inc. (a) (b)	1,504	12,904
Minerals Technologies, Inc.	2,581	182,451
NewMarket Corp.	670	287,644
Olin Corp. (b)	12,185	250,036
PolyOne Corp.	6,156	208,134
Quaker Chemical Corp.	999	105,824
Rayonier Advanced Materials, Inc.	3,151	42,129
RPM International, Inc.	9,891	531,344
Scotts Miracle-Gro Co. Class A	3,377	281,203
Sensient Technologies Corp.	3,348	253,778
Stepan Co.	1,472	106,956
Tredegar Corp.	1,873	34,819
Valspar Corp.	5,391	571,823

		4,906,096

COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	4,146	164,596
Brady Corp. Class A	3,384	117,120
Brink’s Co.	3,282	121,697
Clean Harbors, Inc. (a)	3,924	188,274
Copart, Inc. (a)	7,157	383,329
Deluxe Corp.	3,643	243,425
Essendant, Inc.	2,789	57,230
G&K Services, Inc. Class A	1,464	139,797
Healthcare Services Group, Inc.	5,314	210,328
Herman Miller, Inc.	4,420	126,412
HNI Corp.	3,312	131,818
Interface, Inc.	4,753	79,328
Matthews International Corp. Class A	2,373	144,183
Mobile Mini, Inc.	3,270	98,754
MSA Safety, Inc.	2,293	133,086
Multi-Color Corp.	962	63,492
Rollins, Inc.	7,086	207,478
RR Donnelley & Sons Co.	15,379	241,758
Team, Inc. (a) (b)	2,111	69,051
Tetra Tech, Inc.	4,218	149,612
UniFirst Corp.	1,121	147,815
US Ecology, Inc.	1,564	70,130

See accompanying Notes to Schedule of Investments

SPDR S&P® 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Viad Corp.	1,484	$54,715

		3,343,428

COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN, Inc.	3,627	69,421
ARRIS International PLC (a)	14,073	398,688
Bel Fuse, Inc. Class B	563	13,591
Black Box Corp.	1,118	15,540
Brocade Communications Systems, Inc.	29,572	272,950
CalAmp Corp. (a)	2,657	37,065
Ciena Corp. (a)	10,207	222,513
Comtech Telecommunications Corp.	1,758	22,520
Digi International, Inc. (a)	1,976	22,526
Harmonic, Inc. (a)	5,686	33,718
InterDigital, Inc. (b)	2,546	201,643
Ixia (a)	4,567	57,087
Lumentum Holdings, Inc. (a) (b)	4,067	169,879
NETGEAR, Inc. (a)	2,459	148,745
NetScout Systems, Inc. (a)	6,804	199,017
Plantronics, Inc.	2,473	128,497
ViaSat, Inc. (a)	3,345	249,704
Viavi Solutions, Inc. (a)	17,088	126,280

		2,389,384

CONSTRUCTION & ENGINEERING — 0.9%
AECOM (a)	11,340	337,138
Aegion Corp. (a)	2,553	48,686
Comfort Systems USA, Inc.	2,780	81,482
Dycom Industries, Inc. (a)	2,283	186,704
EMCOR Group, Inc.	4,492	267,813
Granite Construction, Inc.	2,971	147,778
KBR, Inc.	10,462	158,290
MYR Group, Inc. (a)	1,195	35,969
Orion Group Holdings, Inc. (a)	2,137	14,638
Valmont Industries, Inc.	1,679	225,943

		1,504,441

CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	3,571	276,038
Headwaters, Inc. (a)	5,452	92,248
US Concrete, Inc. (a) (b)	1,010	46,526

		414,812

CONSUMER FINANCE — 0.4%
Encore Capital Group, Inc. (a)	1,687	37,924
Enova International, Inc. (a)	1,857	17,976
EZCORP, Inc. Class A (a)	3,608	39,904
Firstcash, Inc.	3,555	167,369
Green Dot Corp. Class A (a)	3,215	74,138
PRA Group, Inc. (a) (b)	3,380	116,745
SLM Corp. (a)	31,482	235,171
World Acceptance Corp. (a) (b)	437	21,430

		710,657

CONTAINERS & PACKAGING — 1.2%
AptarGroup, Inc.	4,688	362,898
Bemis Co., Inc.	6,981	356,101
Greif, Inc. Class A	1,923	95,362
Myers Industries, Inc.	1,663	21,602
Packaging Corp. of America	6,969	566,301
Silgan Holdings, Inc.	3,003	151,922
Sonoco Products Co.	7,379	389,832

		1,944,018

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	3,437	123,045
Pool Corp.	3,140	296,793
VOXX International Corp. (a)	1,451	4,338

		424,176

DIVERSIFIED CONSUMER SERVICES — 0.6%
American Public Education, Inc. (a)	1,132	22,425
Capella Education Co.	898	52,120
Career Education Corp. (a)	4,866	33,040
DeVry Education Group, Inc. (b)	4,165	96,045
Graham Holdings Co. Class B	348	167,517
Regis Corp. (a)	2,597	32,592
Service Corp. International	14,269	378,699
Sotheby’s (b)	3,535	134,401
Strayer Education, Inc. (a)	752	35,103
Universal Technical Institute, Inc.	1,520	2,706

		954,648

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
ATN International, Inc.	840	54,634
Cincinnati Bell, Inc. (a)	15,483	63,171
Cogent Communications Holdings, Inc.	3,034	111,681
Consolidated Communications Holdings, Inc.	3,707	93,565
General Communication, Inc. Class A (a)	2,096	28,820
Inteliquent, Inc. (b)	2,505	40,431
Iridium Communications, Inc. (a) (b)	5,950	48,254
Lumos Networks Corp. (a)	1,761	24,654

		465,210

ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	3,706	220,952
El Paso Electric Co.	2,996	140,123
Great Plains Energy, Inc.	15,336	418,519
Hawaiian Electric Industries, Inc.	7,947	237,218
IDACORP, Inc.	3,717	290,967
OGE Energy Corp.	14,778	467,280
PNM Resources, Inc.	5,832	190,823
Westar Energy, Inc.	10,537	597,975

		2,563,857

ELECTRICAL EQUIPMENT — 0.7%
AZZ, Inc.	1,890	123,360
Encore Wire Corp.	1,507	55,412
EnerSys	3,238	224,037
General Cable Corp. (b)	3,594	53,838
Hubbell, Inc.	3,796	408,981
Powell Industries, Inc.	632	25,312
Regal Beloit Corp.	3,277	194,949
Vicor Corp. (a)	1,212	14,059

		1,099,948

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Agilysys, Inc. (a)	1,102	12,254
Anixter International, Inc. (a)	2,080	134,160
Arrow Electronics, Inc. (a)	6,721	429,942
Avnet, Inc.	9,411	386,416
Badger Meter, Inc.	2,155	72,214
Belden, Inc.	3,143	216,836

See accompanying Notes to Schedule of Investments

SPDR S&P® 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Benchmark Electronics, Inc. (a)	3,636	$90,718
Cognex Corp.	6,278	331,855
Coherent, Inc. (a)	1,832	202,509
CTS Corp. (b)	2,432	45,235
Daktronics, Inc.	2,866	27,342
DTS, Inc.	1,292	54,962
Electro Scientific Industries, Inc. (a)	2,180	12,295
ePlus, Inc. (a)	459	43,334
Fabrinet (a)	2,680	119,501
FARO Technologies, Inc. (a)	1,225	44,039
II-VI, Inc. (a)	3,927	95,544
Ingram Micro, Inc. Class A	11,040	393,686
Insight Enterprises, Inc. (a)	2,629	85,574
IPG Photonics Corp. (a) (b)	2,744	225,968
Itron, Inc. (a)	2,507	139,790
Jabil Circuit, Inc.	14,052	306,615
Keysight Technologies, Inc. (a)	12,544	397,519
Knowles Corp. (a)	6,574	92,365
Littelfuse, Inc.	1,634	210,476
Methode Electronics, Inc.	2,697	94,314
MTS Systems Corp.	1,287	59,241
National Instruments Corp.	7,799	221,492
OSI Systems, Inc. (a) (b)	1,295	84,667
Park Electrochemical Corp.	1,433	24,891
Plexus Corp. (a)	2,476	115,827
Rofin-Sinar Technologies, Inc. (a)	2,075	66,774
Rogers Corp. (a)	1,355	82,763
Sanmina Corp. (a)	5,403	153,824
ScanSource, Inc. (a)	1,840	67,160
SYNNEX Corp.	2,146	244,880
Tech Data Corp. (a)	2,613	221,347
Trimble Navigation, Ltd. (a)	18,454	527,046
TTM Technologies, Inc. (a) (b)	5,657	64,773
VeriFone Systems, Inc. (a)	8,129	127,951
Vishay Intertechnology, Inc. (b)	9,970	140,477
Zebra Technologies Corp. Class A (a)	3,961	275,725

		6,744,301

ENERGY EQUIPMENT & SERVICES — 1.6%
Archrock, Inc.	5,184	67,807
Atwood Oceanics, Inc. (b)	4,385	38,106
Basic Energy Services, Inc. (a) (b)	2,856	2,369
Bristow Group, Inc.	2,480	34,770
CARBO Ceramics, Inc.	1,405	15,371
Diamond Offshore Drilling, Inc.	4,800	84,528
Dril-Quip, Inc. (a)	2,750	153,285
Ensco PLC Class A	22,175	188,487
Era Group, Inc. (a)	1,461	11,761
Exterran Corp. (a)	2,381	37,334
Geospace Technologies Corp. (a)	975	18,993
Gulf Island Fabrication, Inc.	975	8,970
Gulfmark Offshore, Inc. Class A (a) (b)	1,651	2,774
Helix Energy Solutions Group, Inc. (a)	7,596	61,755
Hornbeck Offshore Services, Inc. (a) (b)	2,127	11,698
Matrix Service Co. (a)	1,999	37,501
Nabors Industries, Ltd.	20,803	252,964
Newpark Resources, Inc. (a)	6,194	45,588
Noble Corp. PLC (b)	17,862	113,245
Oceaneering International, Inc.	7,256	199,613
Oil States International, Inc. (a)	3,731	117,788

Patterson-UTI Energy, Inc. (b)	10,907	243,990
Pioneer Energy Services Corp. (a)	4,897	19,784
Rowan Cos. PLC Class A	9,215	139,699
SEACOR Holdings, Inc. (a)	1,218	72,459
Superior Energy Services, Inc.	11,173	199,997
Tesco Corp. (b)	3,435	28,030
TETRA Technologies, Inc. (a)	6,763	41,322
Tidewater, Inc. (b)	3,447	9,720
Unit Corp. (a)	3,789	70,475
US Silica Holdings, Inc.	4,676	217,714

		2,547,897

FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	1,988	71,926
Casey’s General Stores, Inc.	2,902	348,675
SpartanNash Co.	2,775	80,253
Sprouts Farmers Market, Inc. (a) (b)	10,335	213,418
SUPERVALU, Inc. (a) (b)	19,569	97,649
United Natural Foods, Inc. (a)	3,768	150,871

		962,792

FOOD PRODUCTS — 2.5%
B&G Foods, Inc.	4,957	243,785
Cal-Maine Foods, Inc. (b)	2,184	84,171
Calavo Growers, Inc.	1,092	71,450
Darling Ingredients, Inc. (a)	12,105	163,539
Dean Foods Co. (b)	6,731	110,388
Flowers Foods, Inc. (b)	13,415	202,835
Hain Celestial Group, Inc. (a)	7,669	272,863
Ingredion, Inc.	5,316	707,347
J&J Snack Foods Corp.	1,098	130,794
Lancaster Colony Corp.	1,455	192,191
Post Holdings, Inc. (a)	4,761	367,406
Sanderson Farms, Inc. (b)	1,464	141,027
Seneca Foods Corp. Class A (a)	399	11,268
Snyder’s-Lance, Inc.	6,280	210,883
Tootsie Roll Industries, Inc. (b)	1,329	48,947
TreeHouse Foods, Inc. (a)	4,196	365,849
WhiteWave Foods Co. (a)	13,168	716,734

		4,041,477

GAS UTILITIES — 2.0%
Atmos Energy Corp.	7,715	574,536
National Fuel Gas Co.	6,338	342,696
New Jersey Resources Corp.	6,349	208,628
Northwest Natural Gas Co.	2,024	121,663
ONE Gas, Inc.	3,860	238,702
Piedmont Natural Gas Co., Inc.	6,051	363,302
South Jersey Industries, Inc. (b)	5,835	172,424
Southwest Gas Corp.	3,533	246,815
Spire, Inc.	3,346	213,274
UGI Corp.	12,775	577,941
WGL Holdings, Inc.	3,765	236,066

		3,296,047

HEALTH CARE EQUIPMENT & SUPPLIES — 4.1%
Abaxis, Inc.	1,657	85,534
Abiomed, Inc. (a)	2,933	377,125
Align Technology, Inc. (a)	5,562	521,437
Analogic Corp.	916	81,158
AngioDynamics, Inc. (a)	2,128	37,325

See accompanying Notes to Schedule of Investments

SPDR S&P® 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Anika Therapeutics, Inc. (a)	1,069	$51,152
Cantel Medical Corp.	2,677	208,752
CONMED Corp.	1,817	72,789
CryoLife, Inc.	1,912	33,594
Cynosure, Inc. Class A (a)	1,751	89,196
Haemonetics Corp. (a)	3,774	136,657
Halyard Health, Inc. (a)	3,434	119,022
Hill-Rom Holdings, Inc.	4,415	273,642
ICU Medical, Inc. (a)	1,061	134,089
IDEXX Laboratories, Inc. (a)	6,602	744,243
Inogen, Inc. (a) (b)	1,212	72,599
Integer Holdings Corp. (a)	1,970	42,729
Integra LifeSciences Holdings Corp. (a)	2,196	181,280
Invacare Corp.	2,290	25,579
LivaNova PLC (a)	3,232	194,276
Masimo Corp. (a)	3,267	194,354
Meridian Bioscience, Inc.	3,072	59,259
Merit Medical Systems, Inc. (a)	3,227	78,384
Natus Medical, Inc. (a)	2,437	95,750
Neogen Corp. (a)	2,820	157,751
NuVasive, Inc. (a)	3,711	247,375
ResMed, Inc. (b)	10,447	676,861
STERIS PLC	6,349	464,112
SurModics, Inc. (a)	957	28,796
Teleflex, Inc.	3,223	541,625
Vascular Solutions, Inc. (a)	1,305	62,940
West Pharmaceutical Services, Inc.	5,374	400,363
Zeltiq Aesthetics, Inc. (a)	2,723	106,796

		6,596,544

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Aceto Corp. (b)	2,227	42,291
Adeptus Health, Inc. Class A (a) (b)	1,132	48,733
Air Methods Corp. (a) (b)	2,607	82,094
Almost Family, Inc. (a)	614	22,577
Amedisys, Inc. (a)	2,036	96,588
AMN Healthcare Services, Inc. (a)	3,584	114,222
Amsurg Corp. (a) (b)	4,098	274,771
BioTelemetry, Inc. (a)	2,064	38,328
Chemed Corp.	1,216	171,541
Community Health Systems, Inc. (a) (b)	8,340	96,244
CorVel Corp. (a)	757	29,069
Cross Country Healthcare, Inc. (a) (b)	2,367	27,883
Diplomat Pharmacy, Inc. (a) (b)	3,199	89,604
Ensign Group, Inc.	3,442	69,287
HealthEquity, Inc. (a)	3,172	120,060
Healthways, Inc. (a)	2,370	62,710
Kindred Healthcare, Inc. (b)	6,251	63,885
Landauer, Inc.	685	30,469
LHC Group, Inc. (a)	1,031	38,023
LifePoint Health, Inc. (a) (b)	3,159	187,108
Magellan Health, Inc. (a)	1,799	96,660
MEDNAX, Inc. (a)	6,862	454,608
Molina Healthcare, Inc. (a)	3,164	184,524
Owens & Minor, Inc.	4,623	160,557
PharMerica Corp. (a)	2,276	63,887
Providence Service Corp. (a) (b)	947	46,053
Quorum Health Corp. (a)	2,236	14,020
Select Medical Holdings Corp. (a)	7,820	105,570
Surgical Care Affiliates, Inc. (a)	2,063	100,592

Tenet Healthcare Corp. (a)	5,873	133,082
US Physical Therapy, Inc.	939	58,875
VCA, Inc. (a)	5,959	417,011
WellCare Health Plans, Inc. (a)	3,266	382,416

		3,923,342

HEALTH CARE TECHNOLOGY — 0.5%
Allscripts Healthcare Solutions, Inc. (a)	13,745	181,022
Computer Programs & Systems, Inc. (b)	752	19,597
HealthStream, Inc. (a)	1,797	49,597
HMS Holdings Corp. (a)	6,207	137,609
Medidata Solutions, Inc. (a) (b)	4,009	223,542
Omnicell, Inc. (a)	2,636	100,959
Quality Systems, Inc.	3,352	37,944

		750,270

HOTELS, RESTAURANTS & LEISURE — 2.6%
Belmond, Ltd. Class A (a)	6,285	79,882
Biglari Holdings, Inc. (a) (b)	75	32,702
BJ’s Restaurants, Inc. (a)	1,499	53,289
Bob Evans Farms, Inc.	1,437	55,037
Boyd Gaming Corp. (a) (b)	5,960	117,889
Brinker International, Inc. (b)	4,044	203,939
Buffalo Wild Wings, Inc. (a)	1,358	191,125
Cheesecake Factory, Inc.	3,364	168,402
Churchill Downs, Inc.	914	133,764
Chuy’s Holdings, Inc. (a)	1,185	33,109
Cracker Barrel Old Country Store, Inc. (b)	1,759	232,575
DineEquity, Inc.	1,316	104,214
Domino’s Pizza, Inc.	3,517	534,056
Dunkin’ Brands Group, Inc. (b)	6,787	353,467
El Pollo Loco Holdings, Inc. (a) (b)	1,543	19,426
Fiesta Restaurant Group, Inc. (a) (b)	1,992	47,808
International Speedway Corp. Class A	1,963	65,604
Interval Leisure Group, Inc.	7,951	136,519
Jack in the Box, Inc.	2,407	230,928
Marcus Corp.	1,349	33,779
Marriott Vacations Worldwide Corp. (b)	1,807	132,489
Monarch Casino & Resort, Inc. (a)	806	20,287
Panera Bread Co. Class A (a)	1,659	323,041
Papa John’s International, Inc.	2,005	158,094
Popeyes Louisiana Kitchen, Inc. (a) (b)	1,603	85,183
Red Robin Gourmet Burgers, Inc. (a)	1,020	45,839
Ruby Tuesday, Inc. (a)	4,538	11,345
Ruth’s Hospitality Group, Inc.	2,321	32,773
Scientific Games Corp. Class A (a) (b)	3,770	42,488
Sonic Corp.	3,568	93,410
Texas Roadhouse, Inc. (b)	4,710	183,831
Wendy’s Co. (b)	15,278	165,002

		4,121,296

HOUSEHOLD DURABLES — 1.6%
CalAtlantic Group, Inc.	5,464	182,716
Cavco Industries, Inc. (a)	599	59,331
Ethan Allen Interiors, Inc.	1,868	58,412
Helen of Troy, Ltd. (a)	2,065	177,941
Installed Building Products, Inc. (a) (b)	1,571	56,352
iRobot Corp. (a) (b)	2,009	88,356
KB Home (b)	6,118	98,622
La-Z-Boy, Inc.	3,632	89,202

See accompanying Notes to Schedule of Investments

SPDR S&P® 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

LGI Homes, Inc. (a) (b)	1,165	$42,919
M/I Homes, Inc. (a)	1,850	43,604
MDC Holdings, Inc.	2,860	73,788
Meritage Homes Corp. (a)	2,712	94,106
NVR, Inc. (a)	271	444,405
Tempur Sealy International, Inc. (a) (b)	3,781	214,534
Toll Brothers, Inc. (a)	11,186	334,014
TopBuild Corp. (a)	2,832	94,022
TRI Pointe Group, Inc. (a) (b)	10,792	142,239
Tupperware Brands Corp. (b)	3,713	242,719
Universal Electronics, Inc. (a)	1,075	80,044
WCI Communities, Inc. (a)	1,543	36,600

		2,653,926

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (a)	737	19,162
Central Garden & Pet Co. Class A (a)	2,447	60,685
Energizer Holdings, Inc.	4,551	227,368
WD-40 Co.	1,023	115,016

		422,231

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Talen Energy Corp. (a) (b)	6,328	87,643

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	4,777	489,977
Raven Industries, Inc.	2,624	60,431

		550,408

INSURANCE — 4.3%
Alleghany Corp. (a)	1,132	594,323
American Equity Investment Life Holding Co.	6,458	114,500
American Financial Group, Inc.	5,365	402,375
AMERISAFE, Inc.	1,463	85,995
Aspen Insurance Holdings, Ltd.	4,468	208,164
Brown & Brown, Inc.	8,495	320,346
CNO Financial Group, Inc.	12,997	198,464
eHealth, Inc. (a)	1,226	13,743
Employers Holdings, Inc.	2,411	71,920
Endurance Specialty Holdings, Ltd.	4,767	312,000
Everest Re Group, Ltd.	3,093	587,577
First American Financial Corp.	8,077	317,265
Genworth Financial, Inc. Class A (a)	36,665	181,858
Hanover Insurance Group, Inc.	3,147	237,347
HCI Group, Inc.	585	17,761
Horace Mann Educators Corp.	2,976	109,070
Infinity Property & Casualty Corp.	819	67,674
Kemper Corp.	3,584	140,923
Maiden Holdings, Ltd.	4,461	56,610
Mercury General Corp.	2,651	145,407
Navigators Group, Inc.	764	74,047
Old Republic International Corp.	18,004	317,231
Primerica, Inc. (b)	3,401	180,355
ProAssurance Corp.	3,895	204,410
Reinsurance Group of America, Inc.	4,710	508,397
RenaissanceRe Holdings, Ltd.	3,004	360,961
RLI Corp.	2,835	193,801
Safety Insurance Group, Inc.	1,088	73,135
Selective Insurance Group, Inc.	4,287	170,880

Stewart Information Services Corp. (b)	1,681	74,720
United Fire Group, Inc.	1,553	65,723
United Insurance Holdings Corp.	1,322	22,448
Universal Insurance Holdings, Inc.	2,438	61,438
WR Berkley Corp.	7,284	420,724

		6,911,592

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (b)	893	30,737
FTD Cos., Inc. (a)	1,311	26,967
HSN, Inc.	2,388	95,042
Nutrisystem, Inc.	2,134	63,359
PetMed Express, Inc.	1,538	31,191

		247,296

INTERNET SOFTWARE & SERVICES — 0.9%
Blucora, Inc. (a)	2,889	32,357
comScore, Inc. (a) (b)	3,384	103,753
DHI Group, Inc. (a)	3,436	27,110
j2 Global, Inc.	3,536	235,533
Liquidity Services, Inc. (a)	1,835	20,625
LivePerson, Inc. (a) (b)	3,818	32,109
LogMeIn, Inc.	1,882	170,114
Monster Worldwide, Inc. (a)	6,539	23,606
NIC, Inc.	4,505	105,868
QuinStreet, Inc. (a)	2,064	6,233
Rackspace Hosting, Inc. (a)	7,888	249,971
Shutterstock, Inc. (a)	1,435	91,410
SPS Commerce, Inc. (a)	1,300	95,433
Stamps.com, Inc. (a) (b)	1,163	109,915
WebMD Health Corp. (a)	2,918	145,025
XO Group, Inc. (a)	1,822	35,219

		1,484,281

IT SERVICES — 3.3%
Acxiom Corp. (a)	5,658	150,786
Broadridge Financial Solutions, Inc.	8,720	591,129
CACI International, Inc. Class A (a)	1,835	185,151
Cardtronics PLC Class A (a)	3,350	149,410
Ciber, Inc. (a)	5,420	6,233
Computer Sciences Corp.	10,395	542,723
Convergys Corp. (b)	7,102	216,043
CoreLogic, Inc. (a)	6,565	257,479
CSG Systems International, Inc.	2,407	99,481
DST Systems, Inc.	2,412	284,423
ExlService Holdings, Inc. (a)	2,446	121,909
Forrester Research, Inc.	754	29,331
Gartner, Inc. (a)	6,096	539,191
Jack Henry & Associates, Inc.	5,802	496,361
Leidos Holdings, Inc.	10,483	453,704
ManTech International Corp. Class A	1,856	69,953
MAXIMUS, Inc.	4,779	270,300
NeuStar, Inc. Class A (a) (b)	3,995	106,227
Perficient, Inc. (a)	2,637	53,136
Science Applications International Corp.	3,309	229,545
Sykes Enterprises, Inc. (a)	2,853	80,255
TeleTech Holdings, Inc.	1,133	32,846
Virtusa Corp. (a)	1,969	48,595
WEX, Inc. (a)	2,838	306,759

		5,320,970

See accompanying Notes to Schedule of Investments

SPDR S&P® 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.7%
Arctic Cat, Inc. (b)	957	$14,824
Brunswick Corp.	6,646	324,192
Callaway Golf Co.	6,904	80,156
Nautilus, Inc. (a)	2,257	51,279
Polaris Industries, Inc. (b)	4,435	343,446
Sturm Ruger & Co., Inc.	1,456	84,099
Vista Outdoor, Inc. (a)	4,426	176,420

		1,074,416

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Albany Molecular Research, Inc. (a)	1,636	27,010
Bio-Rad Laboratories, Inc. Class A (a) (b)	1,545	253,086
Bio-Techne Corp.	2,755	301,673
Cambrex Corp. (a)	2,339	103,992
Charles River Laboratories International, Inc. (a)	3,489	290,773
Luminex Corp. (a) (b)	2,860	64,979
PAREXEL International Corp. (a)	3,870	268,772

		1,310,285

MACHINERY — 4.8%
Actuant Corp. Class A	4,329	100,606
AGCO Corp.	5,051	249,115
Alamo Group, Inc.	742	48,890
Albany International Corp. Class A	2,101	89,040
Astec Industries, Inc.	1,438	86,093
Barnes Group, Inc.	3,728	151,170
Briggs & Stratton Corp. (b)	3,150	58,748
Chart Industries, Inc. (a)	2,233	73,309
CIRCOR International, Inc.	1,248	74,331
CLARCOR, Inc. (b)	3,641	236,665
Crane Co.	3,708	233,641
Donaldson Co., Inc.	9,831	366,991
EnPro Industries, Inc.	1,595	90,628
ESCO Technologies, Inc.	1,903	88,337
Federal Signal Corp.	4,418	58,583
Franklin Electric Co., Inc.	2,849	115,983
Graco, Inc.	4,139	306,286
Greenbrier Cos., Inc. (b)	2,196	77,519
Harsco Corp.	5,896	58,547
Hillenbrand, Inc.	4,605	145,702
IDEX Corp.	5,631	526,893
ITT, Inc.	6,647	238,229
John Bean Technologies Corp.	2,198	155,069
Joy Global, Inc.	7,284	202,058
Kennametal, Inc.	5,921	171,828
Lincoln Electric Holdings, Inc.	4,723	295,754
Lindsay Corp. (b)	771	57,039
Lydall, Inc. (a)	1,281	65,498
Mueller Industries, Inc.	4,259	138,077
Nordson Corp.	3,929	391,446
Oshkosh Corp.	5,396	302,176
Proto Labs, Inc. (a) (b)	1,828	109,516
SPX Corp. (a)	3,078	61,991
SPX FLOW, Inc. (a)	3,090	95,543
Standex International Corp.	970	90,084
Tennant Co.	1,263	81,842
Terex Corp.	7,996	203,178
Timken Co.	5,145	180,795

Titan International, Inc.	3,284	33,234
Toro Co.	8,079	378,420
Trinity Industries, Inc.	11,434	276,474
Wabash National Corp. (a) (b)	4,784	68,124
Wabtec Corp. (b)	6,664	544,116
Watts Water Technologies, Inc. Class A	2,102	136,294
Woodward, Inc.	4,102	256,293

		7,770,155

MARINE — 0.2%
Kirby Corp. (a) (b)	3,947	245,346
Matson, Inc.	3,181	126,858

		372,204

MEDIA — 1.1%
AMC Networks, Inc. Class A (a)	4,428	229,636
Cable One, Inc.	339	197,976
Cinemark Holdings, Inc.	7,820	299,349
EW Scripps Co. Class A (a) (b)	4,084	64,936
Gannett Co., Inc.	8,584	99,918
Harte-Hanks, Inc.	3,424	5,547
John Wiley & Sons, Inc. Class A	3,288	169,694
Live Nation Entertainment, Inc. (a)	9,713	266,913
Meredith Corp.	2,751	143,024
New York Times Co. Class A	9,012	107,693
Scholastic Corp.	1,949	76,713
Time, Inc.	7,460	108,021
World Wrestling Entertainment, Inc. Class A	2,722	57,979

		1,827,399

METALS & MINING — 1.7%
AK Steel Holding Corp. (a) (b)	17,520	84,622
Allegheny Technologies, Inc. (b)	7,996	144,488
Carpenter Technology Corp. (b)	3,434	141,687
Century Aluminum Co. (a)	3,610	25,089
Commercial Metals Co. (b)	8,484	137,356
Compass Minerals International, Inc.	2,502	184,397
Haynes International, Inc.	939	34,846
Kaiser Aluminum Corp.	1,347	116,502
Materion Corp.	1,484	45,574
Olympic Steel, Inc.	708	15,647
Reliance Steel & Aluminum Co.	5,350	385,360
Royal Gold, Inc. (b)	4,814	372,748
Steel Dynamics, Inc.	17,984	449,420
Stillwater Mining Co. (a)	8,930	119,305
SunCoke Energy, Inc.	4,755	38,135
TimkenSteel Corp. (b)	2,860	29,887
United States Steel Corp. (b)	12,371	233,317
Worthington Industries, Inc. (b)	3,237	155,473

		2,713,853

MULTI-UTILITIES — 0.8%
Avista Corp.	4,691	196,037
Black Hills Corp.	3,866	236,676
MDU Resources Group, Inc.	14,372	365,624
NorthWestern Corp.	3,545	203,944
Vectren Corp.	6,140	308,228

		1,310,509

MULTILINE RETAIL — 0.3%
Big Lots, Inc.	3,308	157,957
Fred’s, Inc. Class A (b)	2,590	23,465

See accompanying Notes to Schedule of Investments

SPDR S&P® 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

JC Penney Co., Inc. (a) (b)	22,634	$208,685
Tuesday Morning Corp. (a)	3,275	19,585

		409,692

OIL, GAS & CONSUMABLE FUELS — 2.1%
Bill Barrett Corp. (a)	4,447	24,725
Bonanza Creek Energy, Inc. (a) (b)	3,017	3,077
Carrizo Oil & Gas, Inc. (a) (b)	4,023	163,414
Cloud Peak Energy, Inc. (a)	4,468	24,306
CONSOL Energy, Inc.	13,029	250,157
Contango Oil & Gas Co. (a)	1,680	17,170
Denbury Resources, Inc. (b)	29,293	94,616
Energen Corp.	7,216	416,507
Green Plains, Inc. (b)	2,583	67,675
Gulfport Energy Corp. (a)	9,278	262,103
HollyFrontier Corp. (b)	12,965	317,642
Northern Oil and Gas, Inc. (a) (b)	3,015	8,080
Par Pacific Holdings, Inc. (a)	20	262
PDC Energy, Inc. (a)	4,198	281,518
QEP Resources, Inc.	17,676	345,212
REX American Resources Corp. (a) (b)	452	38,312
SM Energy Co.	6,531	251,966
Synergy Resources Corp. (a)	14,590	101,109
Western Refining, Inc.	5,837	154,447
World Fuel Services Corp.	5,160	238,702
WPX Energy, Inc. (a)	25,379	334,749

		3,395,749

PAPER & FOREST PRODUCTS — 0.6%
Boise Cascade Co. (a)	2,802	71,171
Clearwater Paper Corp. (a)	1,244	80,449
Deltic Timber Corp.	752	50,933
Domtar Corp.	4,584	170,204
KapStone Paper and Packaging Corp.	6,371	120,539
Louisiana-Pacific Corp. (a)	10,540	198,468
Neenah Paper, Inc.	1,287	101,686
PH Glatfelter Co.	3,181	68,964
Schweitzer-Mauduit International, Inc.	2,221	85,642

		948,056

PERSONAL PRODUCTS — 0.4%
Avon Products, Inc.	32,183	182,156
Edgewell Personal Care Co. (a)	4,357	346,469
Inter Parfums, Inc.	1,282	41,370
Medifast, Inc.	759	28,682

		598,677

PHARMACEUTICALS — 0.9%
Akorn, Inc. (a) (b)	6,480	176,645
Amphastar Pharmaceuticals, Inc. (a) (b)	2,600	49,322
ANI Pharmaceuticals, Inc. (a)	618	41,004
Catalent, Inc. (a)	9,214	238,090
Depomed, Inc. (a) (b)	4,553	113,779
Impax Laboratories, Inc. (a)	5,612	133,004
Lannett Co., Inc. (a) (b)	2,081	55,292
Medicines Co. (a) (b)	5,186	195,720
Nektar Therapeutics (a)	10,032	172,350
Phibro Animal Health Corp. Class A	1,371	37,264
Prestige Brands Holdings, Inc. (a)	3,902	188,350
SciClone Pharmaceuticals, Inc. (a)	3,710	38,027
Supernus Pharmaceuticals, Inc. (a)	3,624	89,622

		1,528,469

PROFESSIONAL SERVICES — 0.9%
CDI Corp.	998	5,658
CEB, Inc.	2,349	127,950
Exponent, Inc.	1,914	97,729
FTI Consulting, Inc. (a)	3,065	136,576
Heidrick & Struggles International, Inc.	1,360	25,228
Insperity, Inc.	1,442	104,747
Kelly Services, Inc. Class A	2,206	42,399
Korn/Ferry International	4,228	88,788
ManpowerGroup, Inc.	5,030	363,468
Navigant Consulting, Inc. (a)	3,522	71,215
On Assignment, Inc. (a)	3,614	131,152
Resources Connection, Inc.	2,719	40,622
TrueBlue, Inc. (a)	3,159	71,583
WageWorks, Inc. (a)	2,734	166,528

		1,473,643

REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.0%
Acadia Realty Trust (b)	5,856	212,221
Agree Realty Corp.	1,768	87,410
Alexandria Real Estate Equities, Inc.	5,732	623,470
American Assets Trust, Inc. (b)	2,921	126,713
American Campus Communities, Inc.	9,631	489,929
Camden Property Trust	6,435	538,867
Capstead Mortgage Corp.	7,078	66,746
Care Capital Properties, Inc.	6,213	177,071
CareTrust REIT, Inc.	4,229	62,505
Cedar Realty Trust, Inc. (b)	5,618	40,450
Chesapeake Lodging Trust	4,419	101,195
Communications Sales & Leasing, Inc. (a)	10,019	314,697
CoreSite Realty Corp. REIT (b)	2,476	183,323
Corporate Office Properties Trust	6,969	197,571
Corrections Corp. of America	8,672	120,281
Cousins Properties, Inc.	15,463	161,434
DCT Industrial Trust, Inc. REIT	6,676	324,120
DiamondRock Hospitality Co. (b)	14,782	134,516
Douglas Emmett, Inc.	10,584	387,692
Duke Realty Corp.	25,966	709,651
EastGroup Properties, Inc.	2,420	178,015
Education Realty Trust, Inc. (b)	5,377	231,964
EPR Properties	4,693	369,527
Equity One, Inc.	6,746	206,495
First Industrial Realty Trust, Inc. REIT	8,597	242,607
Four Corners Property Trust, Inc.	4,344	92,658
Franklin Street Properties Corp. REIT	7,822	98,557
GEO Group, Inc. (b)	5,495	130,671
Getty Realty Corp.	1,900	45,467
Government Properties Income Trust REIT (b)	5,266	119,117
Healthcare Realty Trust, Inc. REIT	8,516	290,055
Highwoods Properties, Inc.	7,266	378,704
Hospitality Properties Trust	12,135	360,652
Kilroy Realty Corp. REIT	6,804	471,857
Kite Realty Group Trust	6,152	170,533
Lamar Advertising Co. Class A (b)	6,157	402,114
LaSalle Hotel Properties	8,369	199,768
Lexington Realty Trust	15,651	161,205
Liberty Property Trust REIT	10,884	439,169
Life Storage, Inc. REIT	3,451	306,932

See accompanying Notes to Schedule of Investments

SPDR S&P® 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

LTC Properties, Inc. (b)	2,857	$148,535
Mack-Cali Realty Corp.	6,631	180,496
Medical Properties Trust, Inc. REIT	21,679	320,199
Mid-America Apartment Communities, Inc.	5,571	523,618
National Retail Properties, Inc.	10,934	555,994
Omega Healthcare Investors, Inc. (b)	14,251	505,198
Parkway Properties, Inc.	6,013	102,281
Pennsylvania Real Estate Investment Trust	5,083	117,061
Post Properties, Inc. REIT	4,003	264,718
Potlatch Corp. (b)	2,993	116,398
PS Business Parks, Inc.	1,439	163,427
Rayonier, Inc.	9,085	241,116
Regency Centers Corp.	7,773	602,330
Retail Opportunity Investments Corp.	8,221	180,533
Sabra Health Care REIT, Inc.	4,830	121,619
Saul Centers, Inc.	856	57,010
Senior Housing Properties Trust	17,517	397,811
Summit Hotel Properties, Inc. REIT	6,426	84,566
Tanger Factory Outlet Centers, Inc.	7,039	274,239
Taubman Centers, Inc.	4,482	333,506
United Development Funding IV (b) (c)	481	1,539
Universal Health Realty Income Trust	939	59,176
Urban Edge Properties	6,785	190,930
Urstadt Biddle Properties, Inc. Class A	2,115	46,995
Washington Prime Group, Inc. REIT	13,584	168,170
Weingarten Realty Investors REIT	8,654	337,333

		16,050,727

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Alexander & Baldwin, Inc.	3,384	130,013
Forestar Group, Inc. (a) (b)	2,122	24,849
HFF, Inc. Class A	2,576	71,329
Jones Lang LaSalle, Inc.	3,350	381,197
RE/MAX Holdings, Inc. Class A (b)	1,319	57,746

		665,134

ROAD & RAIL — 1.0%
ArcBest Corp.	1,739	33,076
Avis Budget Group, Inc. (a)	7,017	240,052
Celadon Group, Inc.	1,800	15,732
Genesee & Wyoming, Inc. Class A (a)	4,281	295,175
Heartland Express, Inc.	3,164	59,736
Knight Transportation, Inc. (b)	5,023	144,110
Landstar System, Inc.	3,157	214,928
Marten Transport, Ltd.	1,689	35,469
Old Dominion Freight Line, Inc. (a)	5,116	351,009
Roadrunner Transportation Systems, Inc. (a)	2,224	17,747
Saia, Inc. (a)	1,878	56,265
Werner Enterprises, Inc.	3,311	77,047

		1,540,346

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Advanced Energy Industries, Inc. (a)	2,953	139,736
Advanced Micro Devices, Inc. (a)	54,361	375,634
Brooks Automation, Inc.	5,075	69,071
Cabot Microelectronics Corp.	1,835	97,090
CEVA, Inc. (a)	1,534	53,797

Cirrus Logic, Inc. (a)	4,624	245,766
Cohu, Inc.	1,933	22,693
Cree, Inc. (a)	7,431	191,125
Cypress Semiconductor Corp. (b)	23,606	287,049
Diodes, Inc. (a)	2,838	60,563
DSP Group, Inc. (a)	1,656	19,889
Exar Corp. (a)	3,251	30,267
Integrated Device Technology, Inc. (a)	9,859	227,743
Intersil Corp. Class A	9,976	218,774
Kopin Corp. (a)	3,797	8,277
Kulicke & Soffa Industries, Inc. (a)	5,159	66,706
Microsemi Corp. (a)	8,332	349,777
MKS Instruments, Inc.	3,928	195,339
Monolithic Power Systems, Inc.	2,710	218,155
Nanometrics, Inc. (a)	1,858	41,508
Power Integrations, Inc.	2,185	137,721
Rambus, Inc. (a)	8,085	101,062
Rudolph Technologies, Inc. (a)	2,267	40,217
Semtech Corp. (a)	4,840	134,213
Silicon Laboratories, Inc. (a)	3,121	183,515
Synaptics, Inc. (a)	2,590	151,722
Teradyne, Inc.	14,961	322,858
Tessera Technologies, Inc.	3,524	135,463
Ultratech, Inc. (a)	1,871	43,183
Veeco Instruments, Inc. (a)	2,999	58,870

		4,227,783

SOFTWARE — 4.2%
8x8, Inc. (a)	6,627	102,255
ACI Worldwide, Inc. (a)	8,586	166,397
ANSYS, Inc. (a)	6,457	597,983
Blackbaud, Inc.	3,487	231,328
Bottomline Technologies de, Inc. (a)	2,747	64,032
Cadence Design Systems, Inc. (a)	21,599	551,422
CDK Global, Inc.	11,084	635,778
CommVault Systems, Inc. (a)	3,070	163,109
Ebix, Inc. (b)	1,609	91,472
Epiq Systems, Inc.	2,426	40,005
Fair Isaac Corp.	2,282	284,314
Fortinet, Inc. (a)	10,781	398,142
Interactive Intelligence Group, Inc. (a)	1,333	80,167
Manhattan Associates, Inc. (a)	5,261	303,139
Mentor Graphics Corp.	8,130	214,957
MicroStrategy, Inc. Class A (a)	697	116,706
Monotype Imaging Holdings, Inc.	3,005	66,440
Progress Software Corp. (a)	3,649	99,253
PTC, Inc. (a)	8,501	376,679
Qualys, Inc. (a)	2,209	84,362
Synchronoss Technologies, Inc. (a)	3,050	125,599
Synopsys, Inc. (a)	11,184	663,770
Take-Two Interactive Software, Inc. (a)	6,347	286,123
Tangoe, Inc. (a)	1,758	14,503
TiVo Corp. (a)	8,927	173,898
Tyler Technologies, Inc. (a) (b)	2,429	415,918
Ultimate Software Group, Inc. (a)	2,143	438,008
VASCO Data Security International, Inc. (a)	2,244	39,517

		6,825,276

See accompanying Notes to Schedule of Investments

SPDR S&P® 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

SPECIALTY RETAIL — 2.9%
Aaron’s, Inc.	4,747	$120,669
Abercrombie & Fitch Co. Class A	4,973	79,021
American Eagle Outfitters, Inc.	12,861	229,697
Asbury Automotive Group, Inc. (a)	1,471	81,891
Ascena Retail Group, Inc. (a)	12,345	69,009
Barnes & Noble Education, Inc. (a)	2,856	27,332
Barnes & Noble, Inc.	4,296	48,545
Big 5 Sporting Goods Corp.	1,408	19,177
Buckle, Inc. (b)	2,055	49,382
Cabela’s, Inc. (a)	3,807	209,119
Caleres, Inc.	3,195	80,802
Cato Corp. Class A	1,896	62,359
Chico’s FAS, Inc.	9,702	115,454
Children’s Place, Inc. (b)	1,399	111,738
CST Brands, Inc.	5,559	267,332
Dick’s Sporting Goods, Inc.	6,477	367,375
Express, Inc. (a)	5,696	67,156
Finish Line, Inc. Class A	3,066	70,763
Five Below, Inc. (a) (b)	4,059	163,537
Francesca’s Holdings Corp. (a)	2,951	45,534
GameStop Corp. Class A (b)	7,631	210,539
Genesco, Inc. (a)	1,571	85,557
Group 1 Automotive, Inc.	1,477	94,351
Guess?, Inc.	4,568	66,738
Haverty Furniture Cos., Inc.	1,441	28,878
Hibbett Sports, Inc. (a) (b)	1,624	64,798
Kirkland’s, Inc. (a)	1,102	13,422
Lithia Motors, Inc. Class A (b)	1,730	165,250
Lumber Liquidators Holdings, Inc. (a) (b)	1,973	38,809
MarineMax, Inc. (a)	1,835	38,443
Monro Muffler Brake, Inc. (b)	2,393	146,380
Murphy USA, Inc. (a)	2,763	197,168
Office Depot, Inc.	39,959	142,654
Rent-A-Center, Inc.	3,900	49,296
Restoration Hardware Holdings, Inc. (a) (b)	2,840	98,207
Sally Beauty Holdings, Inc. (a)	10,800	277,344
Select Comfort Corp. (a)	3,377	72,943
Shoe Carnival, Inc. (b)	1,075	28,659
Sonic Automotive, Inc. Class A (b)	2,064	38,803
Stage Stores, Inc.	1,904	10,681
Stein Mart, Inc.	2,226	14,135
Tailored Brands, Inc.	3,594	56,426
Tile Shop Holdings, Inc. (a)	2,400	39,720
Vitamin Shoppe, Inc. (a)	1,758	47,202
Williams-Sonoma, Inc. (b)	6,043	308,676
Zumiez, Inc. (a)	1,361	24,498

		4,645,469

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
3D Systems Corp. (a) (b)	7,849	140,890
Cray, Inc. (a) (b)	2,999	70,596
Diebold, Inc.	5,486	135,998
Electronics For Imaging, Inc. (a) (b)	3,450	168,774
Lexmark International, Inc. Class A	4,591	183,456
NCR Corp. (a)	9,109	293,219
Super Micro Computer, Inc. (a)	2,827	66,067

		1,059,000

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter’s, Inc.	3,728	323,255
Crocs, Inc. (a)	5,449	45,227
Deckers Outdoor Corp. (a)	2,387	142,146
Fossil Group, Inc. (a) (b)	3,069	85,226
G-III Apparel Group, Ltd. (a) (b)	2,992	87,217
Iconix Brand Group, Inc. (a)	4,145	33,657
Kate Spade & Co. (a)	9,426	161,467
Movado Group, Inc.	1,206	25,905
Oxford Industries, Inc.	1,093	73,996
Perry Ellis International, Inc. (a)	916	17,661
Skechers U.S.A., Inc. Class A (a)	9,806	224,557
Steven Madden, Ltd. (a)	4,106	141,903
Unifi, Inc. (a)	1,121	32,991
Vera Bradley, Inc. (a)	1,537	23,286
Wolverine World Wide, Inc.	7,360	169,501

		1,587,995

THRIFTS & MORTGAGE FINANCE — 0.9%
Astoria Financial Corp.	6,708	97,937
Bank Mutual Corp.	3,094	23,762
BofI Holding, Inc. (a) (b)	4,245	95,088
Dime Community Bancshares, Inc.	2,300	38,548
LendingTree, Inc. (a) (b)	512	49,618
New York Community Bancorp, Inc.	35,887	510,672
Northfield Bancorp, Inc. (b)	3,174	51,101
Northwest Bancshares, Inc.	7,535	118,375
Oritani Financial Corp.	2,847	44,755
Provident Financial Services, Inc.	4,420	93,837
TrustCo Bank Corp. NY	7,050	49,984
Walker & Dunlop, Inc. (a)	1,983	50,090
Washington Federal, Inc.	6,710	179,023

		1,402,790

TOBACCO — 0.1%
Universal Corp.	1,690	98,392

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc. (b)	2,867	134,004
DXP Enterprises, Inc. (a)	952	26,837
GATX Corp. (b)	2,964	132,046
Kaman Corp.	2,027	89,026
MSC Industrial Direct Co., Inc. Class A	3,271	240,124
NOW, Inc. (a)	7,869	168,633
Veritiv Corp. (a)	576	28,898
Watsco, Inc.	1,905	268,414

		1,087,982

WATER UTILITIES — 0.4%
American States Water Co.	2,745	109,937
Aqua America, Inc.	13,046	397,642
California Water Service Group (b)	3,537	113,503

		621,082

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	1,583	28,209
Telephone & Data Systems, Inc.	6,927	188,276

		216,485

TOTAL COMMON STOCKS (Cost $152,424,272)		160,663,425

See accompanying Notes to Schedule of Investments

SPDR S&P® 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Chelsea Therapeutics International, Ltd. (CVR) (a) (c)	696	$—
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (a) (c)	218	—
Dyax Corp. (CVR) (a) (c)	2,607	2,894
Omthera Pharmaceuticals, Inc. (CVR) (a) (b) (c)	212	—
Trius Therapeutics, Inc. (CVR) (expiring 2/17/17) (a) (c)	800	—

		2,894

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Leap Wireless International, Inc. (CVR) (expiring 3/13/17) (a) (c)	1,110	3,524

TOTAL RIGHTS (Cost $5,691)		6,418

SHORT-TERM INVESTMENTS — 2.2%
State Street Navigator Securities Lending Prime Portfolio (e) (f)	3,408,693	3,408,693
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (f) (g)	209,688	209,688

TOTAL SHORT-TERM INVESTMENTS (Cost $3,618,381)		3,618,381

TOTAL INVESTMENTS — 102.1% (Cost $156,048,344)		164,288,224
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(3,398,869)

NET ASSETS — 100.0%		$160,889,355

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $7,957, representing 0.0% of net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Investment of cash collateral for securities loaned.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2016.

CVR = Contingent Value Rights

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,911,060	$—	$—	$2,911,060
Air Freight & Logistics	322,461	—	—	322,461
Airlines	834,878	—	—	834,878
Auto Components	1,368,558	—	—	1,368,558
Automobiles	348,715	—	—	348,715
Banks	11,019,087	—	—	11,019,087
Beverages	104,335	—	—	104,335
Biotechnology	1,018,038	—	—	1,018,038
Building Products	1,933,177	—	—	1,933,177
Capital Markets	4,658,560	—	—	4,658,560
Chemicals	4,906,096	—	—	4,906,096
Commercial Services & Supplies	3,343,428	—	—	3,343,428
Communications Equipment	2,389,384	—	—	2,389,384
Construction & Engineering	1,504,441	—	—	1,504,441
Construction Materials	414,812	—	—	414,812
Consumer Finance	710,657	—	—	710,657
Containers & Packaging	1,944,018	—	—	1,944,018

See accompanying Notes to Schedule of Investments

SPDR S&P® 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs	Total
Distributors	$424,176	$—		$—	$424,176
Diversified Consumer Services	954,648	—		—	954,648
Diversified Telecommunication Services	465,210	—		—	465,210
Electric Utilities	2,563,857	—		—	2,563,857
Electrical Equipment	1,099,948	—		—	1,099,948
Electronic Equipment, Instruments & Components	6,744,301	—		—	6,744,301
Energy Equipment & Services	2,547,897	—		—	2,547,897
Food & Staples Retailing	962,792	—		—	962,792
Food Products	4,041,477	—		—	4,041,477
Gas Utilities	3,296,047	—		—	3,296,047
Health Care Equipment & Supplies	6,596,544	—		—	6,596,544
Health Care Providers & Services	3,923,342	—		—	3,923,342
Health Care Technology	750,270	—		—	750,270
Hotels, Restaurants & Leisure	4,121,296	—		—	4,121,296
Household Durables	2,653,926	—		—	2,653,926
Household Products	422,231	—		—	422,231
Independent Power Producers & Energy Traders	87,643	—		—	87,643
Industrial Conglomerates	550,408	—		—	550,408
Insurance	6,911,592	—		—	6,911,592
Internet & Catalog Retail	247,296	—		—	247,296
Internet Software & Services	1,484,281	—		—	1,484,281
IT Services	5,320,970	—		—	5,320,970
Leisure Equipment & Products	1,074,416	—		—	1,074,416
Life Sciences Tools & Services	1,310,285	—		—	1,310,285
Machinery	7,770,155	—		—	7,770,155
Marine	372,204	—		—	372,204
Media	1,827,399	—		—	1,827,399
Metals & Mining	2,713,853	—		—	2,713,853
Multi-Utilities	1,310,509	—		—	1,310,509
Multiline Retail	409,692	—		—	409,692
Oil, Gas & Consumable Fuels	3,395,749	—		—	3,395,749
Paper & Forest Products	948,056	—		—	948,056
Personal Products	598,677	—		—	598,677
Pharmaceuticals	1,528,469	—		—	1,528,469
Professional Services	1,473,643	—		—	1,473,643
Real Estate Investment Trusts (REITs)	16,049,188	1,539		—	16,050,727
Real Estate Management & Development	665,134	—		—	665,134
Road & Rail	1,540,346	—		—	1,540,346
Semiconductors & Semiconductor Equipment	4,227,783	—		—	4,227,783
Software	6,825,276	—		—	6,825,276
Specialty Retail	4,645,469	—		—	4,645,469
Technology Hardware, Storage & Peripherals	1,059,000	—		—	1,059,000
Textiles, Apparel & Luxury Goods	1,587,995	—		—	1,587,995
Thrifts & Mortgage Finance.	1,402,790	—		—	1,402,790
Tobacco	98,392	—		—	98,392
Trading Companies & Distributors	1,087,982	—		—	1,087,982
Water Utilities	621,082	—		—	621,082
Wireless Telecommunication Services	216,485	—		—	216,485
Rights
Biotechnology	—	2,894	(a)	—	2,894
Wireless Telecommunication Services	—	3,524		—	3,524
Short-Term Investments	3,618,381	—		—	3,618,381

TOTAL INVESTMENTS	$164,280,267	$7,957		$—	$164,288,224

(a)	Fund held Level 2 securities that were valued at $0 at September 30, 2016.

See accompanying Notes to Schedule of Investments

SPDR S&P® 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	246,286	$246,286	1,586,291	1,622,889	209,688	$209,688	$365	$—
State Street Navigator Securities Lending Prime Portfolio	11,054,104	11,054,104	14,135,335	21,780,746	3,408,693	3,408,693	18,381	—

TOTAL		$11,300,390				$3,618,381	$18,746	$—

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.1%
B/E Aerospace, Inc.	26,399	$1,363,772
Curtiss-Wright Corp.	11,802	1,075,280
Huntington Ingalls Industries, Inc.	14,397	2,208,788

		4,647,840

AIRLINES — 0.8%
JetBlue Airways Corp. (a)	195,437	3,369,334

AUTO COMPONENTS — 0.4%
Gentex Corp.	107,591	1,889,298

AUTOMOBILES — 0.3%
Thor Industries, Inc.	14,160	1,199,352

BANKS — 5.8%
BancorpSouth, Inc.	25,983	602,806
Bank of Hawaii Corp. (b)	15,787	1,146,452
Bank of the Ozarks, Inc. (b)	54,854	2,106,394
Cathay General Bancorp	29,117	896,221
Chemical Financial Corp.	24,074	1,062,386
Commerce Bancshares, Inc.	26,569	1,308,789
East West Bancorp, Inc.	56,580	2,077,052
First Horizon National Corp.	140,091	2,133,586
Fulton Financial Corp.	48,049	697,671
MB Financial, Inc.	27,639	1,051,387
PrivateBancorp, Inc.	48,003	2,204,298
Signature Bank (a)	32,411	3,839,083
SVB Financial Group (a)	31,417	3,472,835
Synovus Financial Corp.	39,299	1,278,396
Webster Financial Corp.	31,539	1,198,797

		25,076,153

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a) (b)	3,839	596,043

BIOTECHNOLOGY — 0.7%
United Therapeutics Corp. (a) (b)	26,239	3,098,301

BUILDING PRODUCTS — 1.9%
AO Smith Corp.	44,745	4,420,358
Lennox International, Inc.	23,619	3,708,892

		8,129,250

CAPITAL MARKETS — 5.8%
CBOE Holdings, Inc.	49,062	3,181,671
Eaton Vance Corp.	33,542	1,309,815
FactSet Research Systems, Inc.	24,540	3,977,934
Federated Investors, Inc. Class B	27,717	821,255
Janus Capital Group, Inc.	44,057	617,239
MarketAxess Holdings, Inc.	22,706	3,759,886
MSCI, Inc.	57,115	4,794,233
Raymond James Financial, Inc.	32,770	1,907,542
SEI Investments Co.	81,790	3,730,442
Waddell & Reed Financial, Inc. Class A	23,474	426,288
WisdomTree Investments, Inc. (b)	69,243	712,510

		25,238,815

CHEMICALS — 3.0%
Ashland Global Holdings, Inc.	19,121	2,217,080
Minerals Technologies, Inc.	13,249	936,572
NewMarket Corp.	3,243	1,392,285
PolyOne Corp.	23,893	807,822
RPM International, Inc.	41,828	2,247,000

Scotts Miracle-Gro Co. Class A	16,406	1,366,128
Sensient Technologies Corp.	14,595	1,106,301
Valspar Corp.	25,973	2,754,956

		12,828,144

COMMERCIAL SERVICES & SUPPLIES — 1.2%
Copart, Inc. (a)	39,366	2,108,443
Deluxe Corp.	15,012	1,003,102
Herman Miller, Inc.	17,841	510,253
Rollins, Inc.	58,122	1,701,812

		5,323,610

COMMUNICATIONS EQUIPMENT — 1.9%
ARRIS International PLC (a)	115,084	3,260,330
Brocade Communications Systems, Inc.	63,067	582,108
Ciena Corp. (a)	83,567	1,821,760
InterDigital, Inc.	9,090	719,928
Plantronics, Inc.	12,635	656,515
ViaSat, Inc. (a)	17,003	1,269,274

		8,309,915

CONSTRUCTION & ENGINEERING — 0.5%
Dycom Industries, Inc. (a)	18,940	1,548,913
KBR, Inc.	33,786	511,182

		2,060,095

CONSTRUCTION MATERIALS — 0.5%
Eagle Materials, Inc.	29,087	2,248,425

CONTAINERS & PACKAGING — 1.6%
AptarGroup, Inc.	21,998	1,702,865
Packaging Corp. of America	56,878	4,621,906
Silgan Holdings, Inc.	12,889	652,055

		6,976,826

DISTRIBUTORS — 0.6%
Pool Corp.	25,342	2,395,326

DIVERSIFIED CONSUMER SERVICES — 0.7%
Service Corp. International	116,873	3,101,809

ELECTRIC UTILITIES — 0.3%
IDACORP, Inc.	13,948	1,091,849

ELECTRICAL EQUIPMENT — 0.3%
Hubbell, Inc.	13,051	1,406,115

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Belden, Inc.	14,235	982,073
Cognex Corp.	51,366	2,715,207
IPG Photonics Corp. (a)	22,513	1,853,946
National Instruments Corp.	31,900	905,960
Trimble Navigation, Ltd. (a)	61,640	1,760,438
Zebra Technologies Corp. Class A (a)	31,827	2,215,477

		10,433,101

FOOD & STAPLES RETAILING — 0.8%
Casey’s General Stores, Inc.	12,776	1,535,036
Sprouts Farmers Market, Inc. (a) (b)	84,220	1,739,143

		3,274,179

FOOD PRODUCTS — 4.1%
Flowers Foods, Inc. (b)	109,877	1,661,340
Hain Celestial Group, Inc. (a) (b)	34,970	1,244,233
Ingredion, Inc.	19,169	2,550,627

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Lancaster Colony Corp.	7,544	$996,487
Post Holdings, Inc. (a)	39,073	3,015,263
Snyder’s-Lance, Inc.	29,973	1,006,493
Tootsie Roll Industries, Inc. (b)	5,910	217,665
TreeHouse Foods, Inc. (a)	16,431	1,432,619
WhiteWave Foods Co. (a)	106,948	5,821,180

		17,945,907

GAS UTILITIES — 1.0%
Atmos Energy Corp.	27,544	2,051,202
National Fuel Gas Co.	19,481	1,053,338
WGL Holdings, Inc.	17,612	1,104,272

		4,208,812

HEALTH CARE EQUIPMENT & SUPPLIES — 7.7%
Abiomed, Inc. (a)	24,154	3,105,721
Align Technology, Inc. (a)	45,419	4,258,031
Halyard Health, Inc. (a)	11,360	393,738
Hill-Rom Holdings, Inc.	23,409	1,450,890
IDEXX Laboratories, Inc. (a)	54,048	6,092,831
LivaNova PLC (a)	26,726	1,606,500
NuVasive, Inc. (a)	30,300	2,019,798
ResMed, Inc. (b)	84,923	5,502,161
STERIS PLC	52,002	3,801,346
Teleflex, Inc.	16,211	2,724,259
West Pharmaceutical Services, Inc.	29,143	2,171,153

		33,126,428

HEALTH CARE PROVIDERS & SERVICES — 2.7%
Amsurg Corp. (a) (b)	33,064	2,216,941
MEDNAX, Inc. (a) (b)	55,538	3,679,393
Molina Healthcare, Inc. (a)	13,407	781,896
VCA, Inc. (a)	48,814	3,416,004
WellCare Health Plans, Inc. (a)	12,557	1,470,299

		11,564,533

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	49,545	652,508

HOTELS, RESTAURANTS & LEISURE — 4.2%
Brinker International, Inc. (b)	14,570	734,765
Buffalo Wild Wings, Inc. (a)	11,056	1,556,022
Cheesecake Factory, Inc.	12,669	634,210
Churchill Downs, Inc.	7,526	1,101,430
Cracker Barrel Old Country Store, Inc. (b)	6,111	807,997
Domino’s Pizza, Inc.	29,125	4,422,631
Dunkin’ Brands Group, Inc. (b)	55,379	2,884,138
Jack in the Box, Inc.	11,872	1,139,000
Panera Bread Co. Class A (a)	13,443	2,617,621
Texas Roadhouse, Inc.	28,699	1,120,122
Wendy’s Co.	123,299	1,331,629

		18,349,565

HOUSEHOLD DURABLES — 2.5%
CalAtlantic Group, Inc.	23,862	797,945
Helen of Troy, Ltd. (a)	16,806	1,448,173
NVR, Inc. (a)	2,183	3,579,836
Tempur Sealy International, Inc. (a) (b)	30,658	1,739,535
Toll Brothers, Inc. (a)	91,087	2,719,858
TRI Pointe Group, Inc. (a)	47,884	631,111

		10,916,458

HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	16,120	805,355

INSURANCE — 1.9%
American Financial Group, Inc.	22,080	1,656,000
Brown & Brown, Inc.	44,392	1,674,022
Old Republic International Corp.	147,316	2,595,708
Primerica, Inc. (b)	16,315	865,185
RenaissanceRe Holdings, Ltd. (b)	11,468	1,377,995

		8,168,910

INTERNET SOFTWARE & SERVICES — 1.1%
comScore, Inc. (a) (b)	17,868	547,833
j2 Global, Inc.	29,047	1,934,821
Rackspace Hosting, Inc. (a)	30,981	981,788
WebMD Health Corp. (a) (b)	23,536	1,169,739

		4,634,181

IT SERVICES — 5.7%
Acxiom Corp. (a)	21,482	572,495
Broadridge Financial Solutions, Inc.	71,392	4,839,664
Convergys Corp.	58,030	1,765,272
CoreLogic, Inc. (a)	32,530	1,275,827
DST Systems, Inc.	19,739	2,327,623
Gartner, Inc. (a)	49,873	4,411,267
Jack Henry & Associates, Inc.	47,398	4,054,899
Leidos Holdings, Inc.	32,603	1,411,058
MAXIMUS, Inc.	39,165	2,215,172
NeuStar, Inc. Class A (a) (b)	17,804	473,408
WEX, Inc. (a)	13,689	1,479,644

		24,826,329

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Brunswick Corp.	25,577	1,247,646
Polaris Industries, Inc. (b)	19,837	1,536,177
Vista Outdoor, Inc. (a)	36,405	1,451,104

		4,234,927

LIFE SCIENCES TOOLS & SERVICES — 1.6%
Bio-Techne Corp.	22,564	2,470,758
Charles River Laboratories International, Inc. (a)	28,517	2,376,607
PAREXEL International Corp. (a)	31,905	2,215,802

		7,063,167

MACHINERY — 3.6%
Crane Co.	13,526	852,273
Donaldson Co., Inc.	33,003	1,232,002
Graco, Inc.	21,510	1,591,740
IDEX Corp.	25,273	2,364,795
ITT, Inc.	22,716	814,142
Nordson Corp.	18,026	1,795,930
Toro Co.	65,980	3,090,503
Wabtec Corp. (b)	33,186	2,709,637
Woodward, Inc.	14,738	920,830

		15,371,852

MEDIA — 1.1%
AMC Networks, Inc. Class A (a)	36,200	1,877,332
Cable One, Inc.	1,703	994,552
Cinemark Holdings, Inc.	28,728	1,099,708
Live Nation Entertainment, Inc. (a)	32,744	899,805

		4,871,397

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

METALS & MINING — 0.2%
Compass Minerals International, Inc. (b)	11,426	$842,096

PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp. (a)	54,955	1,034,803

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.	74,264	420,334
Edgewell Personal Care Co. (a)	12,783	1,016,504

		1,436,838

PHARMACEUTICALS — 1.0%
Akorn, Inc. (a)	53,245	1,451,459
Catalent, Inc. (a)	45,148	1,166,624
Prestige Brands Holdings, Inc. (a)	31,937	1,541,599

		4,159,682

PROFESSIONAL SERVICES — 0.2%
CEB, Inc.	19,440	1,058,897

REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.2%
Alexandria Real Estate Equities, Inc. (b)	28,711	3,122,896
American Campus Communities, Inc.	42,532	2,163,603
Camden Property Trust	29,015	2,429,716
Care Capital Properties, Inc.	22,267	634,610
Communications Sales & Leasing, Inc. (a)	82,052	2,577,253
DCT Industrial Trust, Inc. REIT	37,097	1,801,059
Douglas Emmett, Inc.	53,728	1,968,057
Duke Realty Corp.	99,508	2,719,554
Education Realty Trust, Inc.	44,112	1,902,992
EPR Properties	17,333	1,364,800
Equity One, Inc.	55,671	1,704,089
First Industrial Realty Trust, Inc. REIT	45,845	1,293,746
Healthcare Realty Trust, Inc. REIT	69,930	2,381,816
Highwoods Properties, Inc.	31,024	1,616,971
Kilroy Realty Corp. REIT	34,494	2,392,159
Lamar Advertising Co. Class A (b)	50,003	3,265,696
Life Storage, Inc. REIT	28,004	2,490,676
Medical Properties Trust, Inc. REIT	81,578	1,204,907
Mid-America Apartment Communities, Inc.	31,912	2,999,409
National Retail Properties, Inc.	42,595	2,165,956
Omega Healthcare Investors, Inc.	58,423	2,071,095
Post Properties, Inc. REIT	17,764	1,174,733
Potlatch Corp.	12,273	477,297
Regency Centers Corp.	63,072	4,887,449
Tanger Factory Outlet Centers, Inc.	36,035	1,403,924
Taubman Centers, Inc.	17,135	1,275,015
Urban Edge Properties	31,489	886,100
Weingarten Realty Investors REIT	70,982	2,766,878

		57,142,456

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
Alexander & Baldwin, Inc.	27,796	1,067,922
Jones Lang LaSalle, Inc.	27,273	3,103,395

		4,171,317

ROAD & RAIL — 0.3%
Old Dominion Freight Line, Inc. (a)	21,057	1,444,721

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Micro Devices, Inc. (a)	203,974	1,409,460
Cirrus Logic, Inc. (a)	37,700	2,003,755

Integrated Device Technology, Inc. (a)	81,235	1,876,529
Microsemi Corp. (a)	68,321	2,868,116
Monolithic Power Systems, Inc.	22,544	1,814,792
Silicon Laboratories, Inc. (a)	17,623	1,036,232
Synaptics, Inc. (a) (b)	21,060	1,233,695

		12,242,579

SOFTWARE — 8.6%
ACI Worldwide, Inc. (a)	70,871	1,373,480
ANSYS, Inc. (a)	52,644	4,875,361
Cadence Design Systems, Inc. (a)	176,451	4,504,794
CDK Global, Inc.	90,626	5,198,307
CommVault Systems, Inc. (a)	13,772	731,706
Fair Isaac Corp.	18,671	2,326,220
Fortinet, Inc. (a)	88,654	3,273,992
Manhattan Associates, Inc. (a)	43,225	2,490,624
PTC, Inc. (a)	38,853	1,721,576
Synopsys, Inc. (a)	60,293	3,578,390
Tyler Technologies, Inc. (a) (b)	19,959	3,417,580
Ultimate Software Group, Inc. (a)	17,471	3,570,898

		37,062,928

SPECIALTY RETAIL — 0.7%
Restoration Hardware Holdings, Inc. (a) (b)	23,005	795,513
Sally Beauty Holdings, Inc. (a)	41,600	1,068,288
Williams-Sonoma, Inc. (b)	24,802	1,266,886

		3,130,687

TEXTILES,APPAREL & LUXURY GOODS — 1.1%
Carter’s, Inc.	30,215	2,619,943
Kate Spade & Co. (a)	27,225	466,364
Skechers U.S.A., Inc. Class A (a)	80,473	1,842,832

		4,929,139

THRIFTS & MORTGAGE FINANCE — 0.2%
Washington Federal, Inc.	32,220	859,630

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Watsco, Inc.	10,442	1,471,278

WATER UTILITIES — 0.4%
Aqua America, Inc.	63,205	1,926,488

TOTAL COMMON STOCKS (Cost $397,947,690)		432,347,648

SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	805,315	805,315
State Street Navigator Securities Lending Prime Portfolio (c) (e)	8,980,319	8,980,319

TOTAL SHORT-TERM INVESTMENTS (Cost $9,785,634)		9,785,634

TOTAL INVESTMENTS — 102.0%
(Cost $407,733,324)		442,133,282
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(8,874,050)

NET ASSETS — 100.0%		$433,259,232

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$4,647,840	$—	$—	$4,647,840
Airlines	3,369,334	—	—	3,369,334
Auto Components	1,889,298	—	—	1,889,298
Automobiles.	1,199,352	—	—	1,199,352
Banks	25,076,153	—	—	25,076,153
Beverages	596,043	—	—	596,043
Biotechnology	3,098,301	—	—	3,098,301
Building Products	8,129,250	—	—	8,129,250
Capital Markets	25,238,815	—	—	25,238,815
Chemicals	12,828,144	—	—	12,828,144
Commercial Services & Supplies	5,323,610	—	—	5,323,610
Communications Equipment	8,309,915	—	—	8,309,915
Construction & Engineering	2,060,095	—	—	2,060,095
Construction Materials	2,248,425	—	—	2,248,425
Containers & Packaging	6,976,826	—	—	6,976,826
Distributors	2,395,326	—	—	2,395,326
Diversified Consumer Services	3,101,809	—	—	3,101,809
Electric Utilities	1,091,849	—	—	1,091,849
Electrical Equipment.	1,406,115	—	—	1,406,115
Electronic Equipment, Instruments & Components	10,433,101	—	—	10,433,101
Food & Staples Retailing	3,274,179	—	—	3,274,179
Food Products	17,945,907	—	—	17,945,907
Gas Utilities	4,208,812	—	—	4,208,812
Health Care Equipment & Supplies	33,126,428	—	—	33,126,428
Health Care Providers & Services	11,564,533	—	—	11,564,533
Health Care Technology	652,508	—	—	652,508
Hotels, Restaurants & Leisure	18,349,565	—	—	18,349,565
Household Durables	10,916,458	—	—	10,916,458
Household Products	805,355	—	—	805,355
Insurance	8,168,910	—	—	8,168,910
Internet Software & Services	4,634,181	—	—	4,634,181
IT Services.	24,826,329	—	—	24,826,329
Leisure Equipment & Products	4,234,927	—	—	4,234,927
Life Sciences Tools & Services	7,063,167	—	—	7,063,167
Machinery	15,371,852	—	—	15,371,852
Media	4,871,397	—	—	4,871,397
Metals & Mining	842,096	—	—	842,096
Paper & Forest Products	1,034,803	—	—	1,034,803
Personal Products	1,436,838	—	—	1,436,838
Pharmaceuticals	4,159,682	—	—	4,159,682
Professional Services	1,058,897	—	—	1,058,897
Real Estate Investment Trusts (REITs)	57,142,456	—	—	57,142,456
Real Estate Management & Development	4,171,317	—	—	4,171,317
Road & Rail	1,444,721	—	—	1,444,721

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Semiconductors & Semiconductor Equipment	$12,242,579	$—	$—	$12,242,579
Software	37,062,928	—	—	37,062,928
Specialty Retail	3,130,687	—	—	3,130,687
Textiles, Apparel & Luxury Goods	4,929,139	—	—	4,929,139
Thrifts & Mortgage Finance.	859,630	—	—	859,630
Trading Companies & Distributors	1,471,278	—	—	1,471,278
Water Utilities	1,926,488	—	—	1,926,488
Short-Term Investments	9,785,634	—	—	9,785,634

TOTAL INVESTMENTS	$442,133,282	$—	$—	$442,133,282

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	291,440	$291,440	6,740,261	6,226,386	805,315	$805,315	$610	$—
State Street Navigator Securities Lending Prime Portfolio	31,109,942	31,109,942	46,308,371	68,437,994	8,980,319	8,980,319	25,431	—

TOTAL		$31,401,382				$9,785,634	$26,041	$—

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.8%
B/E Aerospace, Inc.	17,436	$900,744
Curtiss-Wright Corp.	7,504	683,689
Esterline Technologies Corp. (a)	8,843	672,422
Huntington Ingalls Industries, Inc.	6,912	1,060,439
KLX, Inc. (a)	15,867	558,518
Orbital ATK, Inc.	17,647	1,345,231
Teledyne Technologies, Inc. (a)	10,427	1,125,386
Triumph Group, Inc.	14,904	415,524

		6,761,953

AUTO COMPONENTS — 0.5%
Dana, Inc.	43,172	673,051
Gentex Corp. (b)	32,803	576,021

		1,249,072

AUTOMOBILES — 0.3%
Thor Industries, Inc.	7,334	621,190

BANKS — 5.8%
Associated Banc-Corp.	44,715	875,967
BancorpSouth, Inc.	12,946	300,347
Bank of Hawaii Corp. (b)	5,047	366,513
Cathay General Bancorp	7,812	240,453
Chemical Financial Corp.	9,062	399,906
Commerce Bancshares, Inc.	11,761	579,347
Cullen/Frost Bankers, Inc. (b)	16,636	1,196,794
East West Bancorp, Inc.	15,158	556,450
FNB Corp.	63,235	777,790
Fulton Financial Corp.	28,236	409,987
Hancock Holding Co.	23,317	756,170
Huntington Bancshares, Inc.	1,539	15,175
International Bancshares Corp.	17,467	520,167
MB Financial, Inc.	7,730	294,049
PacWest Bancorp	36,241	1,555,101
Prosperity Bancshares, Inc.	20,910	1,147,750
Synovus Financial Corp.	17,390	565,697
TCF Financial Corp.	51,482	747,004
Trustmark Corp.	20,376	561,563
Umpqua Holdings Corp.	66,294	997,725
Valley National Bancorp	76,582	745,143
Webster Financial Corp.	11,877	451,445

		14,060,543

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a) (b)	845	131,195

CAPITAL MARKETS — 1.5%
Eaton Vance Corp.	17,413	679,977
Federated Investors, Inc. Class B	14,511	429,961
Janus Capital Group, Inc. (b)	21,111	295,765
Raymond James Financial, Inc.	21,604	1,257,569
Stifel Financial Corp. (a)	19,926	766,155
Waddell & Reed Financial, Inc. Class A (b)	13,219	240,057

		3,669,484

CHEMICALS — 3.0%
Ashland Global Holdings, Inc.	9,136	1,059,319
Cabot Corp.	18,785	984,522
Minerals Technologies, Inc.	3,882	274,419
NewMarket Corp.	1,167	501,016

Olin Corp.	49,684	1,019,516
PolyOne Corp.	13,393	452,817
RPM International, Inc.	19,209	1,031,907
Scotts Miracle-Gro Co. Class A	5,459	454,571
Sensient Technologies Corp.	6,210	470,718
Valspar Corp.	9,010	955,691

		7,204,496

COMMERCIAL SERVICES & SUPPLIES — 1.3%
Clean Harbors, Inc. (a)	15,767	756,501
Copart, Inc. (a)	9,666	517,711
Deluxe Corp.	7,225	482,774
Herman Miller, Inc.	9,159	261,947
HNI Corp.	13,371	532,166
MSA Safety, Inc.	9,372	543,951

		3,095,050

COMMUNICATIONS EQUIPMENT — 1.1%
Brocade Communications Systems, Inc.	89,276	824,017
InterDigital, Inc.	5,805	459,756
NetScout Systems, Inc. (a)	27,686	809,815
Plantronics, Inc.	3,685	191,473
ViaSat, Inc. (a) (b)	5,195	387,807

		2,672,868

CONSTRUCTION & ENGINEERING — 1.8%
AECOM (a)	46,257	1,375,221
EMCOR Group, Inc.	18,260	1,088,661
Granite Construction, Inc.	11,913	592,553
KBR, Inc.	26,163	395,846
Valmont Industries, Inc.	6,814	916,960

		4,369,241

CONSUMER FINANCE — 0.4%
SLM Corp. (a)	128,863	962,607

CONTAINERS & PACKAGING — 1.8%
AptarGroup, Inc.	7,959	616,106
Bemis Co., Inc.	28,503	1,453,938
Greif, Inc. Class A	7,735	383,579
Silgan Holdings, Inc.	5,936	300,302
Sonoco Products Co.	30,171	1,593,934

		4,347,859

DIVERSIFIED CONSUMER SERVICES — 0.7%
DeVry Education Group, Inc. (b)	17,125	394,902
Graham Holdings Co. Class B	1,403	675,362
Sotheby’s	14,438	548,933

		1,619,197

ELECTRIC UTILITIES — 3.5%
Great Plains Energy, Inc.	62,377	1,702,268
Hawaiian Electric Industries, Inc.	32,564	972,036
IDACORP, Inc.	8,204	642,209
OGE Energy Corp.	60,136	1,901,500
PNM Resources, Inc.	23,956	783,840
Westar Energy, Inc.	42,669	2,421,466

		8,423,319

ELECTRICAL EQUIPMENT — 1.1%
EnerSys	13,074	904,590
Hubbell, Inc.	8,983	967,828
Regal Beloit Corp.	13,471	801,390

		2,673,808

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.5%
Arrow Electronics, Inc. (a)	27,535	$1,761,414
Avnet, Inc.	38,388	1,576,211
Belden, Inc.	5,573	384,481
Ingram Micro, Inc. Class A	45,032	1,605,841
Jabil Circuit, Inc.	57,505	1,254,759
Keysight Technologies, Inc. (a)	51,176	1,621,767
Knowles Corp. (a)	26,671	374,728
National Instruments Corp.	15,873	450,793
SYNNEX Corp.	8,733	996,523
Tech Data Corp. (a)	10,598	897,757
Trimble Navigation, Ltd. (a)	44,247	1,263,694
VeriFone Systems, Inc. (a)	33,398	525,685
Vishay Intertechnology, Inc. (b)	40,563	571,533

		13,285,186

ENERGY EQUIPMENT & SERVICES — 2.9%
Diamond Offshore Drilling, Inc.	19,400	341,634
Dril-Quip, Inc. (a)	11,306	630,196
Ensco PLC Class A	90,685	770,823
Nabors Industries, Ltd.	85,289	1,037,114
Noble Corp. PLC	73,232	464,291
Oceaneering International, Inc.	29,522	812,150
Oil States International, Inc. (a)	15,478	488,640
Patterson-UTI Energy, Inc. (b)	44,464	994,660
Rowan Cos. PLC Class A	37,799	573,033
Superior Energy Services, Inc.	45,559	815,506

		6,928,047

FOOD & STAPLES RETAILING — 0.5%
Casey’s General Stores, Inc.	5,398	648,570
United Natural Foods, Inc. (a)	15,142	606,285

		1,254,855

FOOD PRODUCTS — 1.7%
Dean Foods Co. (b)	27,214	446,310
Hain Celestial Group, Inc. (a)	13,674	486,521
Ingredion, Inc.	12,141	1,615,481
Lancaster Colony Corp.	2,111	278,842
Snyder’s-Lance, Inc.	10,813	363,100
Tootsie Roll Industries, Inc. (b)	2,354	86,698
TreeHouse Foods, Inc. (a)	8,879	774,160

		4,051,112

GAS UTILITIES — 3.2%
Atmos Energy Corp.	17,503	1,303,449
National Fuel Gas Co.	15,870	858,091
New Jersey Resources Corp.	25,921	851,764
ONE Gas, Inc.	15,761	974,660
Southwest Gas Corp.	14,321	1,000,465
UGI Corp.	52,193	2,361,211
WGL Holdings, Inc.	6,604	414,071

		7,763,711

HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Halyard Health, Inc. (a)	8,411	291,525
Hill-Rom Holdings, Inc.	6,272	388,739
Teleflex, Inc.	5,173	869,323
West Pharmaceutical Services, Inc.	7,480	557,260

		2,106,847

HEALTH CARE PROVIDERS & SERVICES — 1.5%
Community Health Systems, Inc. (a)	33,995	392,302
LifePoint Health, Inc. (a)	12,844	760,750
Molina Healthcare, Inc. (a)	6,149	358,610
Owens & Minor, Inc.	18,780	652,229
Tenet Healthcare Corp. (a)	23,963	543,002
WellCare Health Plans, Inc. (a)	7,067	827,475

		3,534,368

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	31,539	415,369

HOTELS, RESTAURANTS & LEISURE — 0.9%
Brinker International, Inc. (b)	9,253	466,629
Cheesecake Factory, Inc.	7,097	355,276
Cracker Barrel Old Country Store, Inc. (b)	4,178	552,415
International Speedway Corp. Class A	7,785	260,174
Jack in the Box, Inc.	3,921	376,181
Texas Roadhouse, Inc.	4,971	194,018

		2,204,693

HOUSEHOLD DURABLES — 0.8%
CalAtlantic Group, Inc.	10,524	351,923
KB Home (b)	25,178	405,869
TRI Pointe Group, Inc. (a)	20,215	266,434
Tupperware Brands Corp.	15,197	993,428

		2,017,654

HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	10,624	530,775

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Talen Energy Corp. (a) (b)	25,920	358,992

INDUSTRIAL CONGLOMERATES — 0.8%
Carlisle Cos., Inc.	19,458	1,995,807

INSURANCE — 7.5%
Alleghany Corp. (a)	4,651	2,441,868
American Financial Group, Inc.	10,985	823,875
Aspen Insurance Holdings, Ltd.	18,119	844,164
Brown & Brown, Inc.	12,420	468,358
CNO Financial Group, Inc.	52,708	804,851
Endurance Specialty Holdings, Ltd.	19,318	1,264,363
Everest Re Group, Ltd.	12,618	2,397,042
First American Financial Corp.	33,066	1,298,833
Genworth Financial, Inc. Class A (a)	150,089	744,441
Hanover Insurance Group, Inc.	12,859	969,826
Kemper Corp.	14,620	574,858
Mercury General Corp.	10,976	602,034
Primerica, Inc. (b)	5,947	315,369
Reinsurance Group of America, Inc.	19,281	2,081,191
RenaissanceRe Holdings, Ltd.	6,699	804,952
WR Berkley Corp.	29,533	1,705,826

		18,141,851

INTERNET & CATALOG RETAIL — 0.2%
HSN, Inc.	9,574	381,045

INTERNET SOFTWARE & SERVICES — 0.3%
comScore, Inc. (a) (b)	4,577	140,331
Rackspace Hosting, Inc. (a)	16,696	529,096

		669,427

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

IT SERVICES — 2.4%
Acxiom Corp. (a)	12,560	$334,724
Computer Sciences Corp.	42,282	2,207,543
CoreLogic, Inc. (a)	10,425	408,869
Leidos Holdings, Inc.	26,524	1,147,959
NeuStar, Inc. Class A (a) (b)	7,554	200,861
Science Applications International Corp.	13,486	935,524
WEX, Inc. (a)	4,771	515,697

		5,751,177

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Brunswick Corp.	14,392	702,042
Polaris Industries, Inc. (b)	8,077	625,483

		1,327,525

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Bio-Rad Laboratories, Inc. Class A (a)	6,214	1,017,915

MACHINERY — 5.8%
AGCO Corp.	20,507	1,011,405
CLARCOR, Inc.	14,675	953,875
Crane Co.	8,244	519,455
Donaldson Co., Inc.	23,638	882,407
Graco, Inc.	6,032	446,368
IDEX Corp.	10,307	964,426
ITT, Inc.	15,725	563,584
Joy Global, Inc.	29,545	819,578
Kennametal, Inc.	23,962	695,377
Lincoln Electric Holdings, Inc.	19,027	1,191,471
Nordson Corp.	7,046	701,993
Oshkosh Corp.	22,099	1,237,544
Terex Corp.	32,683	830,475
Timken Co.	21,208	745,249
Trinity Industries, Inc.	45,866	1,109,040
Wabtec Corp. (b)	10,576	863,530
Woodward, Inc.	9,326	582,689

		14,118,466

MARINE — 0.4%
Kirby Corp. (a) (b)	16,233	1,009,043

MEDIA — 1.6%
Cable One, Inc. (b)	568	331,712
Cinemark Holdings, Inc.	17,505	670,091
John Wiley & Sons, Inc. Class A	13,469	695,135
Live Nation Entertainment, Inc. (a)	23,444	644,241
Meredith Corp.	11,001	571,942
New York Times Co. Class A	36,647	437,932
Time, Inc.	30,128	436,254

		3,787,307

METALS & MINING — 3.5%
Allegheny Technologies, Inc. (b)	32,746	591,720
Carpenter Technology Corp.	13,995	577,434
Commercial Metals Co.	34,445	557,665
Compass Minerals International, Inc. (b)	4,479	330,102
Reliance Steel & Aluminum Co.	21,868	1,575,152
Royal Gold, Inc.	19,667	1,522,816
Steel Dynamics, Inc.	73,388	1,833,966
United States Steel Corp. (b)	50,697	956,145
Worthington Industries, Inc.	13,264	637,070

		8,582,070

MULTI-UTILITIES — 1.9%
Black Hills Corp.	15,748	964,092
MDU Resources Group, Inc.	58,778	1,495,312
NorthWestern Corp.	14,590	839,363
Vectren Corp.	24,929	1,251,436

		4,550,203

MULTILINE RETAIL — 0.6%
Big Lots, Inc. (b)	13,355	637,701
JC Penney Co., Inc. (a) (b)	92,559	853,394

		1,491,095

OIL, GAS & CONSUMABLE FUELS — 4.5%
CONSOL Energy, Inc.	53,172	1,020,902
Denbury Resources, Inc. (b)	120,061	387,797
Energen Corp.	29,204	1,685,655
Gulfport Energy Corp. (a)	37,736	1,066,042
HollyFrontier Corp.	53,123	1,301,514
QEP Resources, Inc.	72,110	1,408,308
SM Energy Co.	26,145	1,008,674
Western Refining, Inc.	23,823	630,357
World Fuel Services Corp.	21,201	980,758
WPX Energy, Inc. (a)	103,628	1,366,853

		10,856,860

PAPER & FOREST PRODUCTS — 0.4%
Domtar Corp.	18,805	698,230
Louisiana-Pacific Corp. (a)	15,614	294,011

		992,241

PERSONAL PRODUCTS — 0.6%
Avon Products, Inc.	94,548	535,142
Edgewell Personal Care Co. (a)	11,357	903,108

		1,438,250

PHARMACEUTICALS — 0.2%
Catalent, Inc. (a)	15,020	388,117

PROFESSIONAL SERVICES — 0.8%
FTI Consulting, Inc. (a)	12,692	565,556
ManpowerGroup, Inc.	20,624	1,490,290

		2,055,846

REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.8%
Alexandria Real Estate Equities, Inc. (b)	9,151	995,354
American Campus Communities, Inc.	18,062	918,814
Camden Property Trust (b)	11,835	991,063
Care Capital Properties, Inc.	14,134	402,819
Corporate Office Properties Trust	28,472	807,181
Corrections Corp. of America	35,369	490,568
DCT Industrial Trust, Inc. REIT	8,685	421,657
Douglas Emmett, Inc.	16,406	600,952
Duke Realty Corp.	55,914	1,528,129
EPR Properties	10,544	830,234
First Industrial Realty Trust, Inc. REIT	12,300	347,106
Highwoods Properties, Inc.	14,242	742,293
Hospitality Properties Trust	49,418	1,468,703
Kilroy Realty Corp. REIT	10,559	732,267
LaSalle Hotel Properties (b)	34,040	812,535
Liberty Property Trust REIT	44,221	1,784,317
Mack-Cali Realty Corp.	27,008	735,158
Medical Properties Trust, Inc. REIT	47,619	703,333
Mid-America Apartment Communities, Inc.	6,822	641,200

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

National Retail Properties, Inc.	23,010	$1,170,058
Omega Healthcare Investors, Inc.	29,113	1,032,056
Post Properties, Inc. REIT	7,246	479,178
Potlatch Corp.	6,134	238,551
Rayonier, Inc.	37,011	982,272
Senior Housing Properties Trust	71,518	1,624,174
Tanger Factory Outlet Centers, Inc.	10,981	427,820
Taubman Centers, Inc.	9,643	717,536
Urban Edge Properties	11,992	337,455
Washington Prime Group, Inc. REIT	55,824	691,101

		23,653,884

ROAD & RAIL — 1.7%
Avis Budget Group, Inc. (a)	28,470	973,959
Genesee & Wyoming, Inc. Class A (a)	17,231	1,188,077
Landstar System, Inc.	12,670	862,574
Old Dominion Freight Line, Inc. (a)	10,469	718,278
Werner Enterprises, Inc.	13,468	313,400

		4,056,288

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Advanced Micro Devices, Inc. (a)	119,410	825,123
Cree, Inc. (a)	30,348	780,550
Cypress Semiconductor Corp. (b)	96,667	1,175,471
Intersil Corp. Class A	40,779	894,283
Silicon Laboratories, Inc. (a)	3,752	220,618
Teradyne, Inc.	60,889	1,313,985

		5,210,030

SOFTWARE — 1.1%
CommVault Systems, Inc. (a)	5,577	296,306
Mentor Graphics Corp.	32,555	860,754
PTC, Inc. (a)	15,225	674,620
Synopsys, Inc. (a)	15,482	918,857

		2,750,537

SPECIALTY RETAIL — 4.0%
Aaron’s, Inc.	19,491	495,461
Abercrombie & Fitch Co. Class A	20,375	323,759
American Eagle Outfitters, Inc.	51,423	918,415
Ascena Retail Group, Inc. (a)	50,208	280,663
Cabela’s, Inc. (a)	15,457	849,053
Chico’s FAS, Inc.	39,961	475,536
CST Brands, Inc.	22,777	1,095,346
Dick’s Sporting Goods, Inc.	26,490	1,502,513
GameStop Corp. Class A (b)	31,287	863,208
Guess?, Inc.	18,541	270,884
Murphy USA, Inc. (a)	11,075	790,312
Office Depot, Inc.	163,696	584,394
Sally Beauty Holdings, Inc. (a)	23,300	598,344
Williams-Sonoma, Inc. (b)	12,363	631,502

		9,679,390

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
3D Systems Corp. (a) (b)	32,018	574,723
Diebold, Inc.	22,633	561,072
Lexmark International, Inc. Class A	18,827	752,327
NCR Corp. (a)	37,261	1,199,432

		3,087,554

TEXTILES,APPAREL & LUXURY GOODS — 0.6%
Deckers Outdoor Corp. (a)	9,653	574,836
Fossil Group, Inc. (a)	12,603	349,985
Kate Spade & Co. (a)	25,029	428,747

		1,353,568

THRIFTS & MORTGAGE FINANCE — 1.0%
New York Community Bancorp, Inc.	146,767	2,088,495
Washington Federal, Inc.	11,237	299,803

		2,388,298

TRADING COMPANIES & DISTRIBUTORS — 1.1%
GATX Corp. (b)	12,163	541,862
MSC Industrial Direct Co., Inc. Class A	13,386	982,666
NOW, Inc. (a)	32,273	691,610
Watsco, Inc.	2,591	365,072

		2,581,210

WATER UTILITIES — 0.3%
Aqua America, Inc.	21,858	666,232

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	28,001	761,067

TOTAL COMMON STOCKS (Cost $227,012,616)		241,055,794

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	411,434	411,434
State Street Navigator Securities Lending Prime Portfolio (d) (e)	4,296,474	4,296,474

TOTAL SHORT-TERM INVESTMENTS (Cost $4,707,908)		4,707,908

TOTAL INVESTMENTS — 101.8%
(Cost $231,720,524)		245,763,702
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(4,401,131)

NET ASSETS — 100.0%		$241,362,571

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$6,761,953	$—	$—	$6,761,953
Auto Components	1,249,072	—	—	1,249,072
Automobiles	621,190	—	—	621,190
Banks	14,060,543	—	—	14,060,543
Beverages	131,195	—	—	131,195
Capital Markets	3,669,484	—	—	3,669,484
Chemicals	7,204,496	—	—	7,204,496
Commercial Services & Supplies	3,095,050	—	—	3,095,050
Communications Equipment	2,672,868	—	—	2,672,868
Construction & Engineering	4,369,241	—	—	4,369,241
Consumer Finance	962,607	—	—	962,607
Containers & Packaging	4,347,859	—	—	4,347,859
Diversified Consumer Services	1,619,197	—	—	1,619,197
Electric Utilities	8,423,319	—	—	8,423,319
Electrical Equipment.	2,673,808	—	—	2,673,808
Electronic Equipment, Instruments & Components	13,285,186	—	—	13,285,186
Energy Equipment & Services	6,928,047	—	—	6,928,047
Food & Staples Retailing	1,254,855	—	—	1,254,855
Food Products	4,051,112	—	—	4,051,112
Gas Utilities	7,763,711	—	—	7,763,711
Health Care Equipment & Supplies	2,106,847	—	—	2,106,847
Health Care Providers & Services	3,534,368	—	—	3,534,368
Health Care Technology	415,369	—	—	415,369
Hotels, Restaurants & Leisure	2,204,693	—	—	2,204,693
Household Durables	2,017,654	—	—	2,017,654
Household Products	530,775	—	—	530,775
Independent Power Producers & Energy Traders	358,992	—	—	358,992
Industrial Conglomerates	1,995,807	—	—	1,995,807
Insurance	18,141,851	—	—	18,141,851
Internet & Catalog Retail	381,045	—	—	381,045
Internet Software & Services	669,427	—	—	669,427
IT Services.	5,751,177	—	—	5,751,177
Leisure Equipment & Products	1,327,525	—	—	1,327,525
Life Sciences Tools & Services	1,017,915	—	—	1,017,915
Machinery	14,118,466	—	—	14,118,466
Marine	1,009,043	—	—	1,009,043
Media	3,787,307	—	—	3,787,307
Metals & Mining	8,582,070	—	—	8,582,070
Multi-Utilities	4,550,203	—	—	4,550,203
Multiline Retail	1,491,095	—	—	1,491,095
Oil, Gas & Consumable Fuels	10,856,860	—	—	10,856,860
Paper & Forest Products	992,241	—	—	992,241
Personal Products	1,438,250	—	—	1,438,250
Pharmaceuticals	388,117	—	—	388,117
Professional Services	2,055,846	—	—	2,055,846
Real Estate Investment Trusts (REITs)	23,653,884	—	—	23,653,884
Road & Rail	4,056,288	—	—	4,056,288
Semiconductors & Semiconductor Equipment	5,210,030	—	—	5,210,030
Software	2,750,537	—	—	2,750,537
Specialty Retail	9,679,390	—	—	9,679,390
Technology Hardware, Storage & Peripherals	3,087,554	—	—	3,087,554
Textiles, Apparel & Luxury Goods	1,353,568	—	—	1,353,568

See accompanying Notes to Schedule of Investments

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Thrifts & Mortgage Finance.	$2,388,298	$—	$—	$2,388,298
Trading Companies & Distributors	2,581,210	—	—	2,581,210
Water Utilities	666,232	—	—	666,232
Wireless Telecommunication Services	761,067	—	—	761,067
Short-Term Investments	4,707,908	—	—	4,707,908

TOTAL INVESTMENTS	$245,763,702	$—	$—	$245,763,702

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	66,680	$66,680	4,326,455	3,981,701	411,434	$411,434	$397	$—
State Street Navigator Securities Lending Prime Portfolio	11,808,397	11,808,397	33,985,028	41,496,951	4,296,474	4,296,474	19,646	—

TOTAL		$11,875,077				$4,707,908	$20,043	$—

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
AAR Corp.	24,502	$767,403
Aerojet Rocketdyne Holdings, Inc. (a)	52,878	929,595
Aerovironment, Inc. (a)	15,720	383,725
Cubic Corp.	18,838	881,807
Engility Holdings, Inc. (a)	13,501	425,281
Mercury Systems, Inc. (a)	30,838	757,690
Moog, Inc. Class A (a)	24,692	1,470,162
National Presto Industries, Inc.	3,517	308,757
TASER International, Inc. (a) (b)	39,691	1,135,560

		7,059,980

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	18,804	805,187
Echo Global Logistics, Inc. (a) (b)	21,036	485,090
Forward Air Corp.	22,943	992,514
Hub Group, Inc. Class A (a)	25,628	1,044,598

		3,327,389

AIRLINES — 0.9%
Allegiant Travel Co.	9,918	1,309,870
Hawaiian Holdings, Inc. (a)	40,632	1,974,715
SkyWest, Inc.	39,106	1,032,790

		4,317,375

AUTO COMPONENTS — 1.7%
American Axle & Manufacturing Holdings, Inc. (a)	58,003	998,812
Cooper-Standard Holding, Inc. (a)	13,141	1,298,331
Dorman Products, Inc. (a) (b)	23,037	1,472,064
Drew Industries, Inc.	18,711	1,834,052
Fox Factory Holding Corp. (a)	18,307	420,512
Gentherm, Inc. (a)	27,709	870,617
Motorcar Parts of America, Inc. (a)	14,262	410,460
Standard Motor Products, Inc.	15,249	728,292
Superior Industries International, Inc.	17,336	505,518

		8,538,658

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (b)	20,534	483,986

BANKS — 9.3%
Ameris Bancorp	26,454	924,567
Banc of California, Inc.	37,910	661,909
Banner Corp.	20,238	885,210
Boston Private Financial Holdings, Inc.	63,654	816,681
Brookline Bancorp, Inc.	53,954	657,699
Cardinal Financial Corp.	24,641	642,884
Central Pacific Financial Corp.	23,695	596,877
City Holding Co.	11,401	573,356
Columbia Banking System, Inc.	44,097	1,442,854
Community Bank System, Inc.	33,679	1,620,297
Customers Bancorp, Inc. (a)	19,626	493,790
CVB Financial Corp. (b)	76,314	1,343,890
First BanCorp (a)	87,188	453,378
First Commonwealth Financial Corp.	67,999	686,110
First Financial Bancorp	47,035	1,027,244
First Financial Bankshares, Inc. (b)	50,236	1,830,600
First Midwest Bancorp, Inc.	61,824	1,196,913
First NBC Bank Holding Co. (a)	12,162	114,809
Glacier Bancorp, Inc.	57,941	1,652,477

Great Western Bancorp, Inc.	44,662	1,488,138
Hanmi Financial Corp.	24,500	645,330
Home BancShares, Inc.	93,966	1,955,432
Hope Bancorp, Inc.	96,495	1,676,118
Independent Bank Corp.	20,037	1,083,801
LegacyTexas Financial Group, Inc.	31,687	1,002,260
NBT Bancorp, Inc.	32,672	1,073,929
OFG Bancorp	33,268	336,339
Old National Bancorp	102,588	1,442,387
Opus Bank	13,879	490,900
Pinnacle Financial Partners, Inc.	32,955	1,782,206
S&T Bancorp, Inc.	26,449	766,756
ServisFirst Bancshares, Inc.	16,692	866,482
Simmons First National Corp. Class A	21,952	1,095,405
Southside Bancshares, Inc.	18,635	599,674
Sterling Bancorp	99,322	1,738,135
Texas Capital Bancshares, Inc. (a)	34,964	1,920,223
Tompkins Financial Corp.	9,261	707,633
UMB Financial Corp.	33,119	1,968,925
United Bankshares, Inc. (b)	51,143	1,926,557
United Community Banks, Inc.	53,797	1,130,813
Westamerica Bancorporation (b)	19,428	988,497
Wintrust Financial Corp.	39,261	2,181,734

		46,489,219

BIOTECHNOLOGY — 1.3%
Acorda Therapeutics, Inc. (a)	35,261	736,250
AMAG Pharmaceuticals, Inc. (a) (b)	25,851	633,608
Eagle Pharmaceuticals, Inc. (a) (b)	6,104	427,280
Emergent BioSolutions, Inc. (a)	26,139	824,163
Enanta Pharmaceuticals, Inc. (a)	10,430	277,542
Ligand Pharmaceuticals, Inc. (a)	14,481	1,477,931
MiMedx Group, Inc. (a) (b)	77,390	664,006
Momenta Pharmaceuticals, Inc. (a)	47,820	559,016
Repligen Corp. (a)	25,795	778,751
Spectrum Pharmaceuticals, Inc. (a)	53,747	250,998

		6,629,545

BUILDING PRODUCTS — 1.9%
AAON, Inc.	30,326	873,995
American Woodmark Corp. (a)	10,654	858,393
Apogee Enterprises, Inc.	21,832	975,672
Gibraltar Industries, Inc. (a)	23,775	883,241
Griffon Corp.	23,258	395,619
Patrick Industries, Inc. (a)	11,070	685,454
PGT, Inc. (a)	37,434	399,421
Quanex Building Products Corp.	26,150	451,349
Simpson Manufacturing Co., Inc.	31,249	1,373,393
Trex Co., Inc. (a)	22,279	1,308,223
Universal Forest Products, Inc.	15,422	1,518,913

		9,723,673

CAPITAL MARKETS — 1.4%
Calamos Asset Management, Inc. Class A	9,117	62,178
Evercore Partners, Inc. Class A	29,458	1,517,381
Financial Engines, Inc. (b)	40,329	1,198,175
Greenhill & Co., Inc.	21,088	497,044
Interactive Brokers Group, Inc. Class A	51,156	1,804,272
INTL. FCStone, Inc. (a)	11,425	443,861
Investment Technology Group, Inc.	23,885	409,389

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Piper Jaffray Cos. (a)	10,797	$521,495
Virtus Investment Partners, Inc.	4,331	423,832

		6,877,627

CHEMICALS — 3.2%
A Schulman, Inc.	22,305	649,522
American Vanguard Corp.	19,781	317,683
Balchem Corp.	24,007	1,861,263
Calgon Carbon Corp.	38,680	586,776
Chemours Co.	138,035	2,208,560
Flotek Industries, Inc. (a) (b)	39,092	568,398
FutureFuel Corp.	17,231	194,366
Hawkins, Inc.	7,318	317,089
HB Fuller Co.	38,205	1,775,386
Ingevity Corp. (a)	31,988	1,474,647
Innophos Holdings, Inc.	14,850	579,595
Innospec, Inc.	18,260	1,110,390
Intrepid Potash, Inc. (a)	42,743	48,299
Koppers Holdings, Inc. (a)	15,801	508,476
Kraton Corp. (a)	23,398	819,866
LSB Industries, Inc. (a) (b)	15,332	131,548
Quaker Chemical Corp.	10,064	1,066,079
Rayonier Advanced Materials, Inc.	33,053	441,919
Stepan Co.	14,807	1,075,877
Tredegar Corp.	19,446	361,501

		16,097,240

COMMERCIAL SERVICES & SUPPLIES — 4.0%
ABM Industries, Inc.	42,540	1,688,838
Brady Corp. Class A	35,502	1,228,724
Brink’s Co.	33,901	1,257,049
Essendant, Inc.	28,489	584,594
G&K Services, Inc. Class A	14,971	1,429,581

Healthcare Services Group, Inc.	55,155	2,183,035
Interface, Inc.	49,525	826,572
Matthews International Corp. Class A	24,367	1,480,539
Mobile Mini, Inc.	33,764	1,019,673
Multi-Color Corp. (b)	9,974	658,284
RR Donnelley & Sons Co.	157,748	2,479,798
Team, Inc. (a) (b)	22,242	727,536
Tetra Tech, Inc.	43,710	1,550,394
UniFirst Corp.	11,696	1,542,235
US Ecology, Inc.	16,563	742,685
Viad Corp.	15,361	566,360

		19,965,897

COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN, Inc.	36,990	707,989
Bel Fuse, Inc. Class B	6,459	155,920
Black Box Corp.	11,570	160,823
CalAmp Corp. (a)	27,725	386,764
Comtech Telecommunications Corp.	17,855	228,723
Digi International, Inc. (a)	19,904	226,906
Harmonic, Inc. (a) (b)	58,808	348,731
Ixia (a)	47,928	599,100
Lumentum Holdings, Inc. (a)	41,563	1,736,086
NETGEAR, Inc. (a)	24,900	1,506,201
Viavi Solutions, Inc. (a)	176,550	1,304,704

		7,361,947

CONSTRUCTION & ENGINEERING — 0.4%
Aegion Corp. (a)	26,488	505,126
Comfort Systems USA, Inc.	28,360	831,231
MYR Group, Inc. (a)	12,268	369,267
Orion Group Holdings, Inc. (a)	21,181	145,090

		1,850,714

CONSTRUCTION MATERIALS — 0.3%
Headwaters, Inc. (a)	56,303	952,647
US Concrete, Inc. (a) (b)	10,829	498,838

		1,451,485

CONSUMER FINANCE — 1.0%
Encore Capital Group, Inc. (a) (b)	17,937	403,224
Enova International, Inc. (a)	17,586	170,233
EZCORP, Inc. Class A (a)	37,017	409,408
Firstcash, Inc.	36,812	1,733,109
Green Dot Corp. Class A (a)	32,500	749,450
PRA Group, Inc. (a) (b)	35,260	1,217,880
World Acceptance Corp. (a) (b)	4,531	222,200

		4,905,504

CONTAINERS & PACKAGING — 0.0%(c)
Myers Industries, Inc.	14,915	193,746

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc. (b)	35,144	1,258,155
VOXX International Corp. (a)	14,843	44,381

		1,302,536

DIVERSIFIED CONSUMER SERVICES — 0.4%
American Public Education, Inc. (a)	12,311	243,881
Capella Education Co.	8,841	513,132
Career Education Corp. (a)	49,249	334,401
Regis Corp. (a)	26,782	336,114
Strayer Education, Inc. (a)	7,937	370,499
Universal Technical Institute, Inc.	15,084	26,849

		1,824,876

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
ATN International, Inc.	8,070	524,873
Cincinnati Bell, Inc. (a)	160,733	655,791
Cogent Communications Holdings, Inc.	31,189	1,148,067
Consolidated Communications Holdings, Inc.	38,457	970,655
General Communication, Inc. Class A (a)	21,046	289,382
Inteliquent, Inc.	26,143	421,948
Iridium Communications, Inc. (a) (b)	61,471	498,530
Lumos Networks Corp. (a)	17,872	250,208

		4,759,454

ELECTRIC UTILITIES — 0.7%
ALLETE, Inc.	37,544	2,238,373
El Paso Electric Co.	30,837	1,442,247

		3,680,620

ELECTRICAL EQUIPMENT — 0.6%
AZZ, Inc.	19,787	1,291,497
Encore Wire Corp.	15,778	580,157
General Cable Corp. (b)	37,654	564,057
Powell Industries, Inc.	6,530	261,527
Vicor Corp. (a)	12,201	141,532

		2,838,770

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.5%
Agilysys, Inc. (a)	11,549	$128,425
Anixter International, Inc. (a)	21,643	1,395,973
Badger Meter, Inc.	22,208	744,190
Benchmark Electronics, Inc. (a)	37,227	928,814
Coherent, Inc. (a)	18,455	2,040,016
CTS Corp.	25,037	465,688
Daktronics, Inc.	30,060	286,772
DTS, Inc.	13,344	567,654
Electro Scientific Industries, Inc. (a)	19,976	112,665
ePlus, Inc. (a)	4,789	452,129
Fabrinet (a)	27,560	1,228,900
FARO Technologies, Inc. (a)	12,755	458,542
II-VI, Inc. (a)	41,621	1,012,639
Insight Enterprises, Inc. (a)	26,933	876,669
Itron, Inc. (a)	25,241	1,407,438
Littelfuse, Inc.	17,035	2,194,278
Methode Electronics, Inc.	28,216	986,714
MTS Systems Corp. (b)	12,675	583,430
OSI Systems, Inc. (a)	13,677	894,202
Park Electrochemical Corp.	14,442	250,858
Plexus Corp. (a)	25,393	1,187,885
Rofin-Sinar Technologies, Inc. (a)	21,699	698,274
Rogers Corp. (a)	13,759	840,400
Sanmina Corp. (a)	56,213	1,600,384
ScanSource, Inc. (a)	19,413	708,575
TTM Technologies, Inc. (a) (b)	55,212	632,177

		22,683,691

ENERGY EQUIPMENT & SERVICES — 1.8%
Archrock, Inc.	53,134	694,993
Atwood Oceanics, Inc. (b)	45,546	395,795
Basic Energy Services, Inc. (a) (b)	27,996	23,220
Bristow Group, Inc.	24,392	341,976
CARBO Ceramics, Inc.	13,907	152,143
Era Group, Inc. (a)	14,851	119,550
Exterran Corp. (a)	23,942	375,410
Geospace Technologies Corp. (a)	10,207	198,832
Gulf Island Fabrication, Inc.	10,275	94,530
Gulfmark Offshore, Inc. Class A (a) (b)	14,825	24,906
Helix Energy Solutions Group, Inc. (a)	80,140	651,538
Hornbeck Offshore Services, Inc. (a) (b)	24,705	135,877
Matrix Service Co. (a)	20,358	381,916
Newpark Resources, Inc. (a)	64,674	476,001
Pioneer Energy Services Corp. (a)	49,418	199,649
SEACOR Holdings, Inc. (a)	12,240	728,158
Tesco Corp.	35,499	289,672
TETRA Technologies, Inc. (a)	70,101	428,317
Tidewater, Inc. (b)	35,328	99,625
Unit Corp. (a)	39,012	725,623
US Silica Holdings, Inc.	48,235	2,245,822

		8,783,553

FOOD & STAPLES RETAILING — 0.5%
Andersons, Inc.	20,047	725,301
SpartanNash Co.	28,613	827,488
SUPERVALU, Inc. (a)	201,764	1,006,802

		2,559,591

FOOD PRODUCTS — 1.7%
B&G Foods, Inc.	50,503	2,483,738
Cal-Maine Foods, Inc. (b)	22,596	870,850
Calavo Growers, Inc.	11,705	765,858
Darling Ingredients, Inc. (a)	125,165	1,690,979
J&J Snack Foods Corp.	11,335	1,350,225
Sanderson Farms, Inc. (b)	14,937	1,438,881
Seneca Foods Corp. Class A (a)	4,793	135,354

		8,735,885

GAS UTILITIES — 1.8%
Northwest Natural Gas Co.	20,893	1,255,878
Piedmont Natural Gas Co., Inc.	61,776	3,709,031
South Jersey Industries, Inc.	60,485	1,787,332
Spire, Inc.	34,766	2,215,985

		8,968,226

HEALTH CARE EQUIPMENT & SUPPLIES — 4.2%
Abaxis, Inc.	17,141	884,818
Analogic Corp.	9,447	837,004
AngioDynamics, Inc. (a)	21,998	385,845
Anika Therapeutics, Inc. (a)	11,236	537,643
Cantel Medical Corp.	27,585	2,151,078
CONMED Corp.	18,926	758,176
CryoLife, Inc.	20,581	361,608
Cynosure, Inc. Class A (a)	18,042	919,059
Haemonetics Corp. (a)	38,954	1,410,524
ICU Medical, Inc. (a)	11,006	1,390,938
Inogen, Inc. (a)	12,085	723,892
Integer Holdings Corp. (a)	20,741	449,872
Integra LifeSciences Holdings Corp. (a)	22,683	1,872,482
Invacare Corp.	24,432	272,905
Masimo Corp. (a)	33,451	1,990,000
Meridian Bioscience, Inc.	32,166	620,482
Merit Medical Systems, Inc. (a)	33,661	817,626
Natus Medical, Inc. (a)	25,169	988,890
Neogen Corp. (a)	28,587	1,599,157
SurModics, Inc. (a)	9,943	299,185
Vascular Solutions, Inc. (a)	13,359	644,305
Zeltiq Aesthetics, Inc. (a)	27,128	1,063,960

		20,979,449

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Aceto Corp.	22,662	430,351
Adeptus Health, Inc. Class A (a) (b)	11,529	496,323
Air Methods Corp. (a) (b)	26,328	829,069
Almost Family, Inc. (a)	6,690	245,991
Amedisys, Inc. (a)	21,191	1,005,301
AMN Healthcare Services, Inc. (a)	36,465	1,162,140
BioTelemetry, Inc. (a)	21,413	397,639
Chemed Corp.	12,300	1,735,161
CorVel Corp. (a)	7,662	294,221
Cross Country Healthcare, Inc. (a)	25,236	297,280
Diplomat Pharmacy, Inc. (a) (b)	32,799	918,700
Ensign Group, Inc.	36,232	729,350
HealthEquity, Inc. (a)	32,701	1,237,733
Healthways, Inc. (a)	23,998	634,987
Kindred Healthcare, Inc.	65,215	666,497
Landauer, Inc.	7,310	325,149
LHC Group, Inc. (a)	11,221	413,831
Magellan Health, Inc. (a)	18,763	1,008,136

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

PharMerica Corp. (a)	23,525	$660,347
Providence Service Corp. (a)	9,533	463,590
Quorum Health Corp. (a)	22,419	140,567
Select Medical Holdings Corp. (a)	80,845	1,091,408
Surgical Care Affiliates, Inc. (a)	21,097	1,028,690
US Physical Therapy, Inc.	9,532	597,656

		16,810,117

HEALTH CARE TECHNOLOGY — 1.2%
Computer Programs & Systems, Inc. (b)	8,186	213,327
HealthStream, Inc. (a)	19,415	535,854
HMS Holdings Corp. (a)	62,000	1,374,540
Medidata Solutions, Inc. (a)	41,528	2,315,601
Omnicell, Inc. (a)	27,621	1,057,884
Quality Systems, Inc.	34,923	395,329

		5,892,535

HOTELS, RESTAURANTS & LEISURE — 2.7%
Belmond, Ltd. Class A (a)	64,556	820,507
Biglari Holdings, Inc. (a)	773	337,044
BJ’s Restaurants, Inc. (a)	15,189	539,969
Bob Evans Farms, Inc.	15,068	577,104
Boyd Gaming Corp. (a) (b)	62,254	1,231,384
Chuy’s Holdings, Inc. (a)	12,881	359,895
DineEquity, Inc.	13,033	1,032,083
El Pollo Loco Holdings, Inc. (a) (b)	16,447	207,068
Fiesta Restaurant Group, Inc. (a) (b)	20,585	494,040
Interval Leisure Group, Inc.	80,819	1,387,662
Marcus Corp.	14,408	360,776
Marriott Vacations Worldwide Corp.	18,442	1,352,168
Monarch Casino & Resort, Inc. (a)	8,347	210,094
Papa John’s International, Inc.	20,243	1,596,161
Popeyes Louisiana Kitchen, Inc. (a)	16,247	863,366
Red Robin Gourmet Burgers, Inc. (a)	10,126	455,062
Ruby Tuesday, Inc. (a)	37,184	92,960
Ruth’s Hospitality Group, Inc.	23,262	328,459
Scientific Games Corp. Class A (a)	38,920	438,628
Sonic Corp.	36,086	944,732

		13,629,162

HOUSEHOLD DURABLES — 1.7%
Cavco Industries, Inc. (a)	6,192	613,318
Ethan Allen Interiors, Inc.	19,487	609,358
Installed Building Products, Inc. (a)	14,994	537,835
iRobot Corp. (a) (b)	20,676	909,330
La-Z-Boy, Inc.	37,321	916,604
LGI Homes, Inc. (a) (b)	12,827	472,547
M/I Homes, Inc. (a)	18,632	439,156
MDC Holdings, Inc.	29,812	769,150
Meritage Homes Corp. (a)	28,568	991,309
TopBuild Corp. (a)	29,189	969,075
Universal Electronics, Inc. (a)	10,974	817,124
WCI Communities, Inc. (a)	16,556	392,708

		8,437,514

HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. (a)	7,660	199,160
Central Garden & Pet Co. Class A (a)	25,613	635,202
WD-40 Co.	10,802	1,214,469

		2,048,831

INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	27,620	636,089

INSURANCE — 3.0%
American Equity Investment Life Holding Co.	66,905	1,186,226
AMERISAFE, Inc.	14,599	858,129
eHealth, Inc. (a)	12,688	142,232
Employers Holdings, Inc.	24,799	739,754
HCI Group, Inc.	6,538	198,494
Horace Mann Educators Corp.	30,553	1,119,767
Infinity Property & Casualty Corp.	8,452	698,389
Maiden Holdings, Ltd.	48,102	610,414
Navigators Group, Inc.	8,372	811,414
ProAssurance Corp.	40,480	2,124,390
RLI Corp.	29,002	1,982,577
Safety Insurance Group, Inc.	10,866	730,413
Selective Insurance Group, Inc.	43,974	1,752,804
Stewart Information Services Corp.	17,787	790,632
United Fire Group, Inc.	16,494	698,026
United Insurance Holdings Corp.	13,465	228,636
Universal Insurance Holdings, Inc.	24,684	622,037

		15,294,334

INTERNET & CATALOG RETAIL — 0.3%
Blue Nile, Inc.	8,924	307,164
FTD Cos., Inc. (a)	13,182	271,154
Nutrisystem, Inc.	22,416	665,531
PetMed Express, Inc.	15,505	314,441

		1,558,290

INTERNET SOFTWARE & SERVICES — 1.5%
Blucora, Inc. (a)	29,191	326,939
DHI Group, Inc. (a)	38,282	302,045
Liquidity Services, Inc. (a)	18,356	206,321
LivePerson, Inc. (a) (b)	40,168	337,813
LogMeIn, Inc.	19,209	1,736,302
Monster Worldwide, Inc. (a)	68,482	247,220
NIC, Inc.	47,105	1,106,967
QuinStreet, Inc. (a)	27,608	83,376
Shutterstock, Inc. (a)	14,708	936,900
SPS Commerce, Inc. (a)	12,633	927,389
Stamps.com, Inc. (a) (b)	12,238	1,156,613
XO Group, Inc. (a)	18,817	363,733

		7,731,618

IT SERVICES — 1.8%
CACI International, Inc. Class A (a)	18,475	1,864,128
Cardtronics PLC Class A (a)	34,383	1,533,482
Ciber, Inc. (a)	56,548	65,030
CSG Systems International, Inc.	24,575	1,015,685
ExlService Holdings, Inc. (a)	25,497	1,270,770
Forrester Research, Inc.	7,596	295,484
ManTech International Corp. Class A	18,997	715,997
Perficient, Inc. (a)	27,610	556,342
Sykes Enterprises, Inc. (a)	30,253	851,017
TeleTech Holdings, Inc.	12,173	352,895
Virtusa Corp. (a)	20,861	514,849

		9,035,679

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Arctic Cat, Inc. (b)	9,992	154,776

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Callaway Golf Co.	71,396	$828,908
Nautilus, Inc. (a)	23,791	540,531
Sturm Ruger & Co., Inc.	14,479	836,307

		2,360,522

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Albany Molecular Research, Inc. (a)	17,030	281,165
Cambrex Corp. (a)	24,393	1,084,513
Luminex Corp. (a)	30,018	682,009

		2,047,687

MACHINERY — 4.9%
Actuant Corp. Class A	44,757	1,040,153
Alamo Group, Inc.	7,154	471,377
Albany International Corp. Class A	22,066	935,157
Astec Industries, Inc.	14,601	874,162
Barnes Group, Inc.	38,028	1,542,035
Briggs & Stratton Corp.	32,990	615,263
Chart Industries, Inc. (a)	23,208	761,919
CIRCOR International, Inc.	12,512	745,215
EnPro Industries, Inc.	16,427	933,382
ESCO Technologies, Inc.	19,514	905,840
Federal Signal Corp.	45,802	607,334
Franklin Electric Co., Inc.	29,139	1,186,249
Greenbrier Cos., Inc. (b)	21,389	755,032
Harsco Corp.	61,287	608,580
Hillenbrand, Inc.	47,951	1,517,170
John Bean Technologies Corp.	22,181	1,564,869
Lindsay Corp. (b)	8,037	594,577
Lydall, Inc. (a)	13,098	669,701
Mueller Industries, Inc.	43,412	1,407,417
Proto Labs, Inc. (a) (b)	18,420	1,103,542
SPX Corp. (a)	31,929	643,050
SPX FLOW, Inc. (a)	31,927	987,183
Standex International Corp.	9,682	899,167
Tennant Co.	13,421	869,681
Titan International, Inc.	33,467	338,686
Wabash National Corp. (a)	48,526	691,010
Watts Water Technologies, Inc. Class A	21,132	1,370,199

		24,637,950

MARINE — 0.3%
Matson, Inc.	32,637	1,301,564

MEDIA — 0.6%
EW Scripps Co. Class A (a) (b)	43,799	696,404
Gannett Co., Inc.	88,564	1,030,885
Harte-Hanks, Inc.	34,362	55,666
Scholastic Corp.	20,450	804,912
World Wrestling Entertainment, Inc. Class A.	28,212	600,916

		3,188,783

METALS & MINING — 1.0%
AK Steel Holding Corp. (a)	180,876	873,631
Century Aluminum Co. (a)	37,662	261,751
Haynes International, Inc.	9,502	352,619
Kaiser Aluminum Corp.	13,646	1,180,242
Materion Corp.	15,108	463,967
Olympic Steel, Inc.	6,970	154,037
Stillwater Mining Co. (a)	91,986	1,228,933
SunCoke Energy, Inc.	49,081	393,630

TimkenSteel Corp. (b)	29,300	306,185

		5,214,995

MULTI-UTILITIES — 0.4%
Avista Corp.	48,421	2,023,514

MULTILINE RETAIL — 0.1%
Fred’s, Inc. Class A	26,823	243,017
Tuesday Morning Corp. (a)	34,084	203,822

		446,839

OIL, GAS & CONSUMABLE FUELS — 1.5%
Bill Barrett Corp. (a)	45,907	255,243
Bonanza Creek Energy, Inc. (a) (b)	30,262	30,867
Carrizo Oil & Gas, Inc. (a) (b)	41,990	1,705,634
Cloud Peak Energy, Inc. (a) (b)	46,950	255,408
Contango Oil & Gas Co. (a)	16,886	172,575
Green Plains, Inc.	27,181	712,142
Northern Oil and Gas, Inc. (a) (b)	33,733	90,404
PDC Energy, Inc. (a)	42,778	2,868,693
REX American Resources Corp. (a) (b)	4,248	360,060
Synergy Resources Corp. (a)	153,060	1,060,706

		7,511,732

PAPER & FOREST PRODUCTS — 1.2%
Boise Cascade Co. (a)	29,612	752,145
Clearwater Paper Corp. (a)	12,974	839,028
Deltic Timber Corp.	8,087	547,732
KapStone Paper and Packaging Corp.	66,737	1,262,664
Neenah Paper, Inc.	12,759	1,008,089
PH Glatfelter Co.	33,010	715,657
Schweitzer-Mauduit International, Inc.	23,214	895,132

		6,020,447

PERSONAL PRODUCTS — 0.1%
Inter Parfums, Inc.	12,915	416,767
Medifast, Inc.	8,491	320,875

		737,642

PHARMACEUTICALS — 1.9%
Amphastar Pharmaceuticals, Inc. (a)	26,896	510,217
ANI Pharmaceuticals, Inc. (a)	5,998	397,967
Depomed, Inc. (a) (b)	46,670	1,166,283
Impax Laboratories, Inc. (a)	56,102	1,329,618
Lannett Co., Inc. (a) (b)	22,232	590,704
Medicines Co. (a) (b)	52,914	1,996,974
Nektar Therapeutics (a)	104,021	1,787,081
Phibro Animal Health Corp. Class A	14,197	385,875
SciClone Pharmaceuticals, Inc. (a)	38,035	389,859
Supernus Pharmaceuticals, Inc. (a)	37,643	930,911

		9,485,489

PROFESSIONAL SERVICES — 1.7%
CDI Corp.	10,814	61,315
Exponent, Inc.	19,702	1,005,984
Heidrick & Struggles International, Inc.	13,957	258,902
Insperity, Inc.	14,461	1,050,447
Kelly Services, Inc. Class A	22,254	427,722
Korn/Ferry International	43,547	914,487
Navigant Consulting, Inc. (a)	35,968	727,273
On Assignment, Inc. (a)	37,278	1,352,819
Resources Connection, Inc.	27,807	415,437
TrueBlue, Inc. (a)	32,214	729,969

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

WageWorks, Inc. (a)	27,819	$1,694,455

		8,638,810

REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.7%
Acadia Realty Trust (b)	60,531	2,193,643
Agree Realty Corp.	17,750	877,560
American Assets Trust, Inc. (b)	30,350	1,316,583
Capstead Mortgage Corp.	73,235	690,606
CareTrust REIT, Inc.	43,893	648,739
Cedar Realty Trust, Inc. (b)	58,126	418,507
Chesapeake Lodging Trust	45,699	1,046,507
CoreSite Realty Corp. REIT (b)	25,794	1,909,788
Cousins Properties, Inc.	159,798	1,668,291
DiamondRock Hospitality Co. (b)	152,732	1,389,861
EastGroup Properties, Inc. (b)	24,995	1,838,632
Four Corners Property Trust, Inc.	45,450	969,449
Franklin Street Properties Corp. REIT	80,743	1,017,362
GEO Group, Inc. (b)	56,997	1,355,389
Getty Realty Corp.	20,131	481,735
Government Properties Income Trust REIT (b)	54,104	1,223,832
Kite Realty Group Trust	63,368	1,756,561
Lexington Realty Trust	162,219	1,670,856
LTC Properties, Inc.	29,868	1,552,837
Parkway Properties, Inc.	62,804	1,068,296
Pennsylvania Real Estate Investment Trust	52,786	1,215,662
PS Business Parks, Inc.	14,815	1,682,540
Retail Opportunity Investments Corp.	82,800	1,818,288
Sabra Health Care REIT, Inc.	49,628	1,249,633
Saul Centers, Inc.	8,937	595,204
Summit Hotel Properties, Inc. REIT	66,262	872,008
Universal Health Realty Income Trust	9,472	596,925
Urstadt Biddle Properties, Inc. Class A	22,068	490,351

		33,615,645

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Forestar Group, Inc. (a) (b)	20,313	237,865
HFF, Inc. Class A	26,618	737,052
RE/MAX Holdings, Inc. Class A	13,501	591,074

		1,565,991

ROAD & RAIL — 0.7%
ArcBest Corp.	18,327	348,579
Celadon Group, Inc.	21,143	184,790
Heartland Express, Inc.	33,118	625,268
Knight Transportation, Inc. (b)	50,459	1,447,669
Marten Transport, Ltd.	17,602	369,642
Roadrunner Transportation Systems, Inc. (a)	23,123	184,522
Saia, Inc. (a)	19,272	577,389

		3,737,859

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Advanced Energy Industries, Inc. (a)	30,133	1,425,894
Brooks Automation, Inc.	52,417	713,395
Cabot Microelectronics Corp.	18,433	975,290
CEVA, Inc. (a)	16,047	562,768
Cohu, Inc.	18,806	220,783
Diodes, Inc. (a)	29,438	628,207
DSP Group, Inc. (a)	16,740	201,047

Exar Corp. (a)	31,899	296,980
Kopin Corp. (a)	46,660	101,719
Kulicke & Soffa Industries, Inc. (a)	53,800	695,634
MKS Instruments, Inc.	40,777	2,027,840
Nanometrics, Inc. (a)	18,977	423,946
Power Integrations, Inc.	21,978	1,385,273
Rambus, Inc. (a)	83,514	1,043,925
Rudolph Technologies, Inc. (a)	23,633	419,249
Semtech Corp. (a)	49,841	1,382,091
Tessera Technologies, Inc.	36,911	1,418,859
Ultratech, Inc. (a)	18,053	416,663
Veeco Instruments, Inc. (a) (b)	31,050	609,512

		14,949,075

SOFTWARE — 3.3%
8x8, Inc. (a)	68,128	1,051,215
Blackbaud, Inc.	36,185	2,400,513
Bottomline Technologies de, Inc. (a)	28,178	656,829
Ebix, Inc. (b)	16,985	965,597
Epiq Systems, Inc.	24,916	410,865
Interactive Intelligence Group,Inc. (a) (b)	13,563	815,679
MicroStrategy, Inc. Class A (a)	7,167	1,200,042
Monotype Imaging Holdings, Inc.	31,189	689,589
Progress Software Corp. (a)	36,812	1,001,286
Qualys, Inc. (a)	21,750	830,633
Synchronoss Technologies, Inc. (a) (b)	31,872	1,312,489
Take-Two Interactive Software, Inc. (a)	65,442	2,950,125
Tangoe, Inc. (a)	17,612	145,299
TiVo Corp. (a)	92,596	1,803,770
VASCO Data Security International, Inc. (a)	23,057	406,034

		16,639,965

SPECIALTY RETAIL — 3.8%
Asbury Automotive Group, Inc. (a)	15,038	837,165
Barnes & Noble Education, Inc. (a)	28,980	277,339
Barnes & Noble, Inc.	42,735	482,905
Big 5 Sporting Goods Corp.	13,675	186,254
Buckle, Inc. (b)	21,174	508,811
Caleres, Inc.	33,149	838,338
Cato Corp. Class A	19,884	653,985
Children’s Place, Inc.	13,924	1,112,110
Express, Inc. (a)	59,965	706,987
Finish Line, Inc. Class A	31,654	730,574
Five Below, Inc. (a)	41,758	1,682,430
Francesca’s Holdings Corp. (a)	27,414	422,998
Genesco, Inc. (a)	15,788	859,814
Group 1 Automotive, Inc.	15,109	965,163
Haverty Furniture Cos., Inc.	14,590	292,384
Hibbett Sports, Inc. (a)	17,109	682,649
Kirkland’s, Inc. (a)	11,024	134,272
Lithia Motors, Inc. Class A (b)	17,815	1,701,689
Lumber Liquidators Holdings, Inc. (a) (b)	20,726	407,680
MarineMax, Inc. (a)	18,552	388,664
Monro Muffler Brake, Inc.	24,551	1,501,785
Rent-A-Center, Inc.	40,501	511,933
Select Comfort Corp. (a)	35,091	757,966
Shoe Carnival, Inc.	10,860	289,528

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Sonic Automotive, Inc. Class A (b)	20,474	$384,911
Stage Stores, Inc.	19,603	109,973
Stein Mart, Inc.	23,638	150,101
Tailored Brands, Inc.	37,108	582,596
Tile Shop Holdings, Inc. (a)	25,000	413,750
Vitamin Shoppe, Inc. (a)	18,359	492,939
Zumiez, Inc. (a)	13,509	243,162

		19,310,855

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Cray, Inc. (a)	30,875	726,798
Electronics For Imaging, Inc. (a)	35,557	1,739,448
Super Micro Computer, Inc. (a)	28,737	671,584

		3,137,830

TEXTILES,APPAREL & LUXURY GOODS — 1.3%
Crocs, Inc. (a)	56,180	466,294
G-III Apparel Group, Ltd. (a) (b)	31,457	916,971
Iconix Brand Group, Inc. (a) (b)	42,773	347,317
Movado Group, Inc.	11,641	250,049
Oxford Industries, Inc.	11,400	771,780
Perry Ellis International, Inc. (a)	9,216	177,684
Steven Madden, Ltd. (a)	41,920	1,448,755
Unifi, Inc. (a)	11,599	341,359
Vera Bradley, Inc. (a)	14,917	225,992
Wolverine World Wide, Inc.	75,588	1,740,792

		6,686,993

THRIFTS & MORTGAGE FINANCE — 1.5%
Astoria Financial Corp.	69,293	1,011,678
Bank Mutual Corp.	32,106	246,574
BofI Holding, Inc. (a) (b)	43,696	978,790
Dime Community Bancshares, Inc.	23,980	401,905
LendingTree, Inc. (a) (b)	5,506	533,586
Northfield Bancorp, Inc. (b)	34,368	553,325
Northwest Bancshares, Inc.	77,922	1,224,155
Oritani Financial Corp.	29,063	456,870
Provident Financial Services, Inc.	45,494	965,838
TrustCo Bank Corp. NY	72,861	516,585
Walker & Dunlop, Inc. (a)	21,186	535,158

		7,424,464

TOBACCO — 0.2%
Universal Corp. (b)	17,307	1,007,614

TRADING COMPANIES & DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	29,652	1,385,935
DXP Enterprises, Inc. (a)	9,912	279,419
Kaman Corp.	20,537	901,985
Veritiv Corp. (a)	6,208	311,455

		2,878,794

WATER UTILITIES — 0.5%
American States Water Co.	27,822	1,114,271
California Water Service Group	36,428	1,168,975

		2,283,246

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	15,668	279,204

TOTAL COMMON STOCKS (Cost $447,147,027)		500,598,314

SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e)	962,440	962,440
State Street Navigator Securities Lending Prime Portfolio (e) (f)	19,241,895	19,241,895

TOTAL SHORT-TERM INVESTMENTS (Cost $20,204,335)		20,204,335

TOTAL INVESTMENTS — 103.8% (Cost $467,351,362)		520,802,649
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(19,198,734)

NET ASSETS — 100.0%		$501,603,915

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	Amount is less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$7,059,980	$—	$—	$7,059,980
Air Freight & Logistics	3,327,389	—	—	3,327,389
Airlines	4,317,375	—	—	4,317,375
Auto Components	8,538,658	—	—	8,538,658
Automobiles.	483,986	—	—	483,986
Banks	46,489,219	—	—	46,489,219

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Biotechnology	$6,629,545	$—	$—	$6,629,545
Building Products	9,723,673	—	—	9,723,673
Capital Markets	6,877,627	—	—	6,877,627
Chemicals	16,097,240	—	—	16,097,240
Commercial Services & Supplies	19,965,897	—	—	19,965,897
Communications Equipment	7,361,947	—	—	7,361,947
Construction & Engineering	1,850,714	—	—	1,850,714
Construction Materials	1,451,485	—	—	1,451,485
Consumer Finance	4,905,504	—	—	4,905,504
Containers & Packaging	193,746	—	—	193,746
Distributors	1,302,536	—	—	1,302,536
Diversified Consumer Services	1,824,876	—	—	1,824,876
Diversified Telecommunication Services	4,759,454	—	—	4,759,454
Electric Utilities	3,680,620	—	—	3,680,620
Electrical Equipment.	2,838,770	—	—	2,838,770
Electronic Equipment, Instruments & Components	22,683,691	—	—	22,683,691
Energy Equipment & Services	8,783,553	—	—	8,783,553
Food & Staples Retailing	2,559,591	—	—	2,559,591
Food Products	8,735,885	—	—	8,735,885
Gas Utilities	8,968,226	—	—	8,968,226
Health Care Equipment & Supplies	20,979,449	—	—	20,979,449
Health Care Providers & Services	16,810,117	—	—	16,810,117
Health Care Technology	5,892,535	—	—	5,892,535
Hotels, Restaurants & Leisure	13,629,162	—	—	13,629,162
Household Durables	8,437,514	—	—	8,437,514
Household Products	2,048,831	—	—	2,048,831
Industrial Conglomerates	636,089	—	—	636,089
Insurance	15,294,334	—	—	15,294,334
Internet & Catalog Retail	1,558,290	—	—	1,558,290
Internet Software & Services	7,731,618	—	—	7,731,618
IT Services.	9,035,679	—	—	9,035,679
Leisure Equipment & Products	2,360,522	—	—	2,360,522
Life Sciences Tools & Services	2,047,687	—	—	2,047,687
Machinery	24,637,950	—	—	24,637,950
Marine	1,301,564	—	—	1,301,564
Media	3,188,783	—	—	3,188,783
Metals & Mining	5,214,995	—	—	5,214,995
Multi-Utilities	2,023,514	—	—	2,023,514
Multiline Retail	446,839	—	—	446,839
Oil, Gas & Consumable Fuels	7,511,732	—	—	7,511,732
Paper & Forest Products	6,020,447	—	—	6,020,447
Personal Products	737,642	—	—	737,642
Pharmaceuticals	9,485,489	—	—	9,485,489
Professional Services	8,638,810	—	—	8,638,810
Real Estate Investment Trusts (REITs)	33,615,645	—	—	33,615,645
Real Estate Management & Development	1,565,991	—	—	1,565,991
Road & Rail	3,737,859	—	—	3,737,859
Semiconductors & Semiconductor Equipment	14,949,075	—	—	14,949,075
Software	16,639,965	—	—	16,639,965
Specialty Retail	19,310,855	—	—	19,310,855
Technology Hardware, Storage & Peripherals	3,137,830	—	—	3,137,830
Textiles, Apparel & Luxury Goods	6,686,993	—	—	6,686,993
Thrifts & Mortgage Finance.	7,424,464	—	—	7,424,464
Tobacco	1,007,614	—	—	1,007,614
Trading Companies & Distributors	2,878,794	—	—	2,878,794
Water Utilities	2,283,246	—	—	2,283,246
Wireless Telecommunication Services	279,204	—	—	279,204
Short-Term Investments	20,204,335	—	—	20,204,335

TOTAL INVESTMENTS	$520,802,649	$—	$—	$520,802,649

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	160,138	$160,138	6,384,460	5,582,158	962,440	$962,440	$580	$—
State Street Navigator Securities Lending Prime Portfolio	48,808,779	48,808,779	48,279,989	77,846,873	19,241,895	19,241,895	81,360	—

TOTAL		$48,968,917				$20,204,335	$81,940	$—

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.0%
Aerojet Rocketdyne Holdings, Inc. (a)	118,243	$2,078,712
Mercury Systems, Inc. (a)	63,951	1,571,276
National Presto Industries, Inc.	7,197	631,824
TASER International, Inc. (a) (b)	125,803	3,599,224

		7,881,036

AIR FREIGHT & LOGISTICS — 0.3%
Forward Air Corp.	50,519	2,185,452

AIRLINES — 1.3%
Allegiant Travel Co.	31,133	4,111,735
Hawaiian Holdings, Inc. (a)	128,946	6,266,776

		10,378,511

AUTO COMPONENTS — 2.1%
American Axle & Manufacturing Holdings, Inc. (a)	91,598	1,577,318
Cooper-Standard Holding, Inc. (a)	16,904	1,670,115
Dorman Products, Inc. (a) (b)	48,509	3,099,725
Drew Industries, Inc.	59,376	5,820,036
Fox Factory Holding Corp. (a)	59,560	1,368,093
Gentherm, Inc. (a)	89,441	2,810,236
Motorcar Parts of America, Inc. (a) (b)	27,563	793,263

		17,138,786

AUTOMOBILES — 0.1%
Winnebago Industries, Inc.	37,797	890,875

BANKS — 11.2%
Ameris Bancorp	83,366	2,913,642
Banc of California, Inc. (b)	84,583	1,476,819
Banner Corp.	63,804	2,790,787
Brookline Bancorp, Inc.	101,074	1,232,092
Cardinal Financial Corp.	56,296	1,468,763
Central Pacific Financial Corp.	47,382	1,193,553
City Holding Co.	20,773	1,044,674
Columbia Banking System, Inc.	101,692	3,327,362
Community Bank System, Inc. (b)	59,249	2,850,469
CVB Financial Corp. (b)	163,178	2,873,565
First Commonwealth Financial Corp.	138,251	1,394,953
First Financial Bankshares, Inc. (b)	159,427	5,809,520
First Midwest Bancorp, Inc.	198,643	3,845,728
First NBC Bank Holding Co. (a) (b)	23,356	220,481
Glacier Bancorp, Inc.	122,969	3,507,076
Great Western Bancorp, Inc.	77,139	2,570,271
Hanmi Financial Corp.	77,097	2,030,735
Home BancShares, Inc.	298,104	6,203,544
Hope Bancorp, Inc.	306,635	5,326,250
Independent Bank Corp.	44,707	2,418,202
LegacyTexas Financial Group, Inc.	101,565	3,212,501
NBT Bancorp, Inc.	51,470	1,691,819
Opus Bank	43,439	1,536,437
Pinnacle Financial Partners, Inc.	104,740	5,664,339
S&T Bancorp, Inc. (b)	53,391	1,547,805
ServisFirst Bancshares, Inc.	53,483	2,776,303
Simmons First National Corp. Class A	69,537	3,469,896
Sterling Bancorp	213,976	3,744,580
Texas Capital Bancshares, Inc. (a)	61,426	3,373,516
Tompkins Financial Corp. (b)	20,226	1,545,469
United Bankshares, Inc. (b)	88,782	3,344,418

United Community Banks, Inc.	123,556	2,597,147
Westamerica Bancorporation (b)	27,146	1,381,188

		90,383,904

BIOTECHNOLOGY — 2.3%
Acorda Therapeutics, Inc. (a)	110,437	2,305,925
AMAG Pharmaceuticals, Inc. (a)	46,839	1,148,024
Eagle Pharmaceuticals, Inc. (a) (b)	19,111	1,337,770
Emergent BioSolutions, Inc. (a)	82,199	2,591,734
Ligand Pharmaceuticals, Inc. (a)	45,781	4,672,409
MiMedx Group, Inc. (a) (b)	241,159	2,069,144
Momenta Pharmaceuticals, Inc. (a)	149,510	1,747,772
Repligen Corp. (a)	80,808	2,439,594
Spectrum Pharmaceuticals, Inc. (a)	51,054	238,422

		18,550,794

BUILDING PRODUCTS — 3.3%
AAON, Inc.	94,859	2,733,836
American Woodmark Corp. (a)	33,945	2,734,949
Apogee Enterprises, Inc.	69,193	3,092,235
Gibraltar Industries, Inc. (a)	34,406	1,278,183
Griffon Corp.	72,695	1,236,542
Patrick Industries, Inc. (a)	27,875	1,726,020
PGT, Inc. (a)	116,350	1,241,454
Quanex Building Products Corp.	52,567	907,306
Simpson Manufacturing Co., Inc. (b)	60,986	2,680,335
Trex Co., Inc. (a)	70,194	4,121,792
Universal Forest Products, Inc.	49,026	4,828,571

		26,581,223

CAPITAL MARKETS — 1.8%
Evercore Partners, Inc. Class A	92,969	4,788,833
Financial Engines, Inc.	129,856	3,858,022
Greenhill & Co., Inc.	23,610	556,488
Interactive Brokers Group, Inc. Class A	113,329	3,997,114
Investment Technology Group, Inc.	42,338	725,673
Virtus Investment Partners, Inc.	7,049	689,815

		14,615,945

CHEMICALS — 2.0%
American Vanguard Corp.	28,340	455,140
Balchem Corp.	76,417	5,924,610
Ingevity Corp. (a)	101,712	4,688,923
Innospec, Inc.	58,598	3,563,344
Quaker Chemical Corp.	15,350	1,626,026

		16,258,043

COMMERCIAL SERVICES & SUPPLIES — 3.0%
Brady Corp. Class A	54,747	1,894,794
G&K Services, Inc. Class A	23,230	2,218,233
Healthcare Services Group, Inc.	174,849	6,920,523
Interface, Inc.	154,906	2,585,381
Matthews International Corp. Class A	78,278	4,756,171
Mobile Mini, Inc.	56,313	1,700,653
Multi-Color Corp.	20,376	1,344,816
Team, Inc. (a) (b)	24,807	811,437
US Ecology, Inc.	52,015	2,332,352

		24,564,360

COMMUNICATIONS EQUIPMENT — 0.9%
CalAmp Corp. (a)	53,851	751,221
Digi International, Inc. (a)	36,824	419,794

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Ixia (a)	94,847	$1,185,587
Lumentum Holdings, Inc. (a)	54,941	2,294,886
NETGEAR, Inc. (a)	49,389	2,987,541

		7,639,029

CONSTRUCTION & ENGINEERING — 0.3%
Comfort Systems USA, Inc.	89,024	2,609,293

CONSTRUCTION MATERIALS — 0.6%
Headwaters, Inc. (a)	177,190	2,998,055
US Concrete, Inc. (a) (b)	34,492	1,588,874

		4,586,929

CONSUMER FINANCE — 0.3%
PRA Group, Inc. (a) (b)	70,918	2,449,508

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	60,095	2,151,401

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
ATN International, Inc.	12,942	841,748
Cincinnati Bell, Inc. (a)	329,516	1,344,425
Cogent Communications Holdings, Inc.	65,071	2,395,263
Consolidated Communications Holdings, Inc.	53,140	1,341,254
General Communication, Inc. Class A (a)	65,796	904,695
Inteliquent, Inc. (b)	35,791	577,667

		7,405,052

ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	63,296	4,131,330
Vicor Corp. (a)	25,866	300,046

		4,431,376

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.2%
Agilysys, Inc. (a)	15,393	171,170
Badger Meter, Inc.	46,270	1,550,508
Coherent, Inc. (a)	31,953	3,532,084
DTS, Inc.	23,894	1,016,451
ePlus, Inc. (a)	8,227	776,711
Fabrinet (a)	88,448	3,943,896
II-VI, Inc. (a)	130,296	3,170,102
Littelfuse, Inc.	37,428	4,821,100
Methode Electronics, Inc.	88,744	3,103,378
MTS Systems Corp. (b)	19,470	896,204
OSI Systems, Inc. (a)	43,644	2,853,445

		25,835,049

ENERGY EQUIPMENT & SERVICES — 0.7%
Matrix Service Co. (a)	33,074	620,468
TETRA Technologies, Inc. (a)	118,363	723,198
US Silica Holdings, Inc.	95,826	4,461,659

		5,805,325

FOOD & STAPLES RETAILING — 0.2%
SUPERVALU, Inc. (a) (b)	338,793	1,690,577

FOOD PRODUCTS — 2.0%
B&G Foods, Inc.	160,191	7,878,193
Cal-Maine Foods, Inc. (b)	71,104	2,740,348
Calavo Growers, Inc.	37,213	2,434,847
J&J Snack Foods Corp.	23,252	2,769,778

		15,823,166

GAS UTILITIES — 1.4%
Piedmont Natural Gas Co., Inc.	195,464	11,735,659

HEALTH CARE EQUIPMENT & SUPPLIES — 6.7%
Abaxis, Inc.	32,821	1,694,220
Analogic Corp.	15,129	1,340,429
Anika Therapeutics, Inc. (a)	22,496	1,076,434
Cantel Medical Corp.	87,499	6,823,172
CONMED Corp.	36,121	1,447,007
CryoLife, Inc.	29,742	522,567
Cynosure, Inc. Class A (a)	58,161	2,962,721
Haemonetics Corp. (a)	52,403	1,897,513
ICU Medical, Inc. (a)	24,339	3,075,963
Inogen, Inc. (a) (b)	23,495	1,407,350
Integer Holdings Corp. (a)	41,784	906,295
Integra LifeSciences Holdings Corp. (a)	72,103	5,952,103
Masimo Corp. (a)	105,968	6,304,036
Meridian Bioscience, Inc.	68,364	1,318,742
Merit Medical Systems, Inc. (a)	106,146	2,578,286
Natus Medical, Inc. (a)	80,575	3,165,792
Neogen Corp. (a)	90,730	5,075,436
SurModics, Inc. (a)	30,423	915,428
Vascular Solutions, Inc. (a)	42,492	2,049,389
Zeltiq Aesthetics, Inc. (a)	87,258	3,422,259

		53,935,142

HEALTH CARE PROVIDERS & SERVICES — 4.1%
Aceto Corp. (b)	71,124	1,350,645
Adeptus Health, Inc. Class A (a) (b)	23,733	1,021,706
Air Methods Corp. (a) (b)	45,222	1,424,041
Almost Family, Inc. (a)	22,000	808,940
Amedisys, Inc. (a)	37,922	1,799,020
AMN Healthcare Services, Inc. (a)	117,360	3,740,263
BioTelemetry, Inc. (a)	67,547	1,254,348
Chemed Corp.	39,120	5,518,658
CorVel Corp. (a)	24,434	938,266
Cross Country Healthcare, Inc. (a)	78,294	922,303
Diplomat Pharmacy, Inc. (a) (b)	82,524	2,311,497
Ensign Group, Inc.	78,870	1,587,653
HealthEquity, Inc. (a)	58,626	2,218,994
Landauer, Inc.	15,364	683,391
LHC Group, Inc. (a)	35,616	1,313,518
Providence Service Corp. (a) (b)	17,536	852,776
Quorum Health Corp. (a) (b)	27,317	171,277
Surgical Care Affiliates, Inc. (a)	67,199	3,276,623
US Physical Therapy, Inc.	29,799	1,868,397

		33,062,316

HEALTH CARE TECHNOLOGY — 1.7%
Computer Programs & Systems, Inc. (b)	12,669	330,154
HealthStream, Inc. (a)	61,822	1,706,287
Medidata Solutions, Inc. (a)	131,790	7,348,610
Omnicell, Inc. (a)	88,433	3,386,984
Quality Systems, Inc.	60,902	689,411

		13,461,446

HOTELS, RESTAURANTS & LEISURE — 2.8%
Belmond, Ltd. Class A (a)	48,450	615,799
BJ’s Restaurants, Inc. (a)	29,275	1,040,726
Boyd Gaming Corp. (a) (b)	200,295	3,961,835
Chuy’s Holdings, Inc. (a) (b)	24,279	678,355
DineEquity, Inc.	17,124	1,356,050

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Fiesta Restaurant Group, Inc. (a) (b)	32,587	$782,088
Marcus Corp.	25,422	636,567
Monarch Casino & Resort, Inc. (a)	26,189	659,177
Papa John’s International, Inc.	63,812	5,031,576
Popeyes Louisiana Kitchen, Inc. (a)	50,826	2,700,894
Red Robin Gourmet Burgers, Inc. (a)	16,199	727,983
Ruth’s Hospitality Group, Inc.	72,693	1,026,425
Scientific Games Corp. Class A (a) (b)	57,721	650,516
Sonic Corp.	113,709	2,976,902

		22,844,893

HOUSEHOLD DURABLES — 2.0%
Cavco Industries, Inc. (a)	12,929	1,280,618
Installed Building Products, Inc. (a) (b)	47,401	1,700,274
iRobot Corp. (a) (b)	28,896	1,270,846
La-Z-Boy, Inc.	58,273	1,431,185
LGI Homes, Inc. (a) (b)	40,217	1,481,594
M/I Homes, Inc. (a) (b)	27,727	653,525
MDC Holdings, Inc.	44,717	1,153,699
Meritage Homes Corp. (a)	91,080	3,160,476
TopBuild Corp. (a)	53,826	1,787,023
Universal Electronics, Inc. (a)	16,652	1,239,908
WCI Communities, Inc. (a)	32,646	774,363

		15,933,511

HOUSEHOLD PRODUCTS — 0.5%
WD-40 Co.	34,737	3,905,481

INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	24,060	554,102

INSURANCE — 2.8%
AMERISAFE, Inc.	46,142	2,712,227
eHealth, Inc. (a) (b)	12,339	138,320
Employers Holdings, Inc.	77,859	2,322,534
HCI Group, Inc.	11,680	354,605
Maiden Holdings, Ltd.	59,006	748,786
ProAssurance Corp.	72,798	3,820,439
RLI Corp.	91,911	6,283,036
Selective Insurance Group, Inc.	74,651	2,975,589
United Fire Group, Inc.	28,370	1,200,618
Universal Insurance Holdings, Inc.	79,264	1,997,453

		22,553,607

INTERNET & CATALOG RETAIL — 0.5%
Blue Nile, Inc. (b)	27,487	946,102
Nutrisystem, Inc.	72,772	2,160,601
PetMed Express, Inc.	30,421	616,938

		3,723,641

INTERNET SOFTWARE & SERVICES — 2.4%
DHI Group, Inc. (a)	79,009	623,381
LivePerson, Inc. (a)	47,138	396,431
LogMeIn, Inc.	60,659	5,482,967
Monster Worldwide, Inc. (a)	103,948	375,252
NIC, Inc.	150,073	3,526,715
Shutterstock, Inc. (a)	22,118	1,408,917
SPS Commerce, Inc. (a)	41,566	3,051,360
Stamps.com, Inc. (a) (b)	38,828	3,669,634
XO Group, Inc. (a)	34,014	657,491

		19,192,148

IT SERVICES — 1.9%
Cardtronics PLC Class A (a)	78,222	3,488,701
CSG Systems International, Inc.	57,966	2,395,735
ExlService Holdings, Inc. (a)	81,762	4,075,018
Forrester Research, Inc.	13,139	511,107
Perficient, Inc. (a)	46,633	939,655
Sykes Enterprises, Inc. (a)	68,317	1,921,757
TeleTech Holdings, Inc.	28,076	813,924
Virtusa Corp. (a) (b)	65,172	1,608,445

		15,754,342

LEISURE EQUIPMENT & PRODUCTS — 0.7%
Callaway Golf Co.	146,917	1,705,706
Nautilus, Inc. (a)	74,384	1,690,005
Sturm Ruger & Co., Inc.	45,376	2,620,918

		6,016,629

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Albany Molecular Research, Inc. (a)	52,970	874,535
Cambrex Corp. (a)	78,616	3,495,267
Luminex Corp. (a) (b)	94,567	2,148,562

		6,518,364

MACHINERY — 3.6%
Alamo Group, Inc.	12,232	805,966
Albany International Corp. Class A	34,755	1,472,917
Barnes Group, Inc.	64,701	2,623,625
ESCO Technologies, Inc.	31,480	1,461,302
Federal Signal Corp.	101,773	1,349,510
Franklin Electric Co., Inc.	37,598	1,530,615
Hillenbrand, Inc.	106,558	3,371,495
John Bean Technologies Corp.	70,398	4,966,579
Lydall, Inc. (a)	42,242	2,159,833
Proto Labs, Inc. (a) (b)	59,430	3,560,451
Standex International Corp.	20,492	1,903,092
Tennant Co. (b)	21,190	1,373,112
Wabash National Corp. (a) (b)	80,844	1,151,219
Watts Water Technologies, Inc. Class A	28,251	1,831,795

		29,561,511

MARINE — 0.5%
Matson, Inc.	104,838	4,180,939

MEDIA — 0.4%
EW Scripps Co. Class A (a) (b)	61,965	985,244
World Wrestling Entertainment, Inc. Class A	88,195	1,878,553

		2,863,797

METALS & MINING — 0.5%
AK Steel Holding Corp. (a)	286,532	1,383,949
Kaiser Aluminum Corp.	26,634	2,303,575

		3,687,524

OIL, GAS & CONSUMABLE FUELS — 1.6%
Carrizo Oil & Gas, Inc. (a) (b)	80,301	3,261,827
Northern Oil and Gas, Inc. (a) (b)	54,941	147,242
PDC Energy, Inc. (a)	97,764	6,556,054
Synergy Resources Corp. (a) (b)	485,724	3,366,067

		13,331,190

PAPER & FOREST PRODUCTS — 0.8%
Deltic Timber Corp.	25,512	1,727,928

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

KapStone Paper and Packaging Corp.	139,600	$2,641,232
Neenah Paper, Inc. (b)	23,133	1,827,738

		6,196,898

PERSONAL PRODUCTS — 0.1%
Medifast, Inc.	12,021	454,274

PHARMACEUTICALS — 3.2%
Amphastar Pharmaceuticals, Inc. (a) (b)	85,602	1,623,870
ANI Pharmaceuticals, Inc. (a) (b)	9,254	614,003
Depomed, Inc. (a) (b)	148,413	3,708,841
Impax Laboratories, Inc. (a)	178,437	4,228,957
Lannett Co., Inc. (a) (b)	69,650	1,850,600
Medicines Co. (a) (b)	100,164	3,780,189
Nektar Therapeutics (a) (b)	329,948	5,668,507
Phibro Animal Health Corp. Class A	44,298	1,204,020
SciClone Pharmaceuticals, Inc. (a)	67,209	688,892
Supernus Pharmaceuticals, Inc. (a) (b)	118,383	2,927,612

		26,295,491

PROFESSIONAL SERVICES — 2.4%
Exponent, Inc.	61,951	3,163,218
Heidrick & Struggles International, Inc.	45,796	849,516
Insperity, Inc.	25,037	1,818,688
Korn/Ferry International	137,019	2,877,399
Navigant Consulting, Inc. (a)	60,490	1,223,108
On Assignment, Inc. (a)	118,606	4,304,212
Resources Connection, Inc.	53,610	800,933
TrueBlue, Inc. (a)	102,298	2,318,072
WageWorks, Inc. (a)	34,968	2,129,901

		19,485,047

REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.5%
Acadia Realty Trust (b)	192,126	6,962,646
Agree Realty Corp.	33,353	1,648,972
American Assets Trust, Inc. (b)	66,400	2,880,432
CareTrust REIT, Inc.	102,461	1,514,374
Cedar Realty Trust, Inc. (b)	110,208	793,498
CoreSite Realty Corp. REIT (b)	81,866	6,061,359
Cousins Properties, Inc.	298,506	3,116,403
DiamondRock Hospitality Co. (b)	260,129	2,367,174
EastGroup Properties, Inc. (b)	42,664	3,138,364
Four Corners Property Trust, Inc.	143,222	3,054,925
Getty Realty Corp.	43,142	1,032,388
Government Properties Income Trust REIT (b)	55,378	1,252,650
LTC Properties, Inc.	58,155	3,023,478
Pennsylvania Real Estate Investment Trust	64,387	1,482,833
PS Business Parks, Inc.	28,920	3,284,444
Retail Opportunity Investments Corp. (b)	262,831	5,771,769
Saul Centers, Inc.	17,259	1,149,449
Summit Hotel Properties, Inc. REIT	150,267	1,977,514
Universal Health Realty Income Trust	19,128	1,205,447
Urstadt Biddle Properties, Inc. Class A	37,365	830,250

		52,548,369

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Forestar Group, Inc. (a) (b)	28,562	334,461
HFF, Inc. Class A	83,488	2,311,783

RE/MAX Holdings, Inc. Class A	12,484	546,549

		3,192,793

ROAD & RAIL — 0.4%
Heartland Express, Inc.	52,826	997,355
Knight Transportation, Inc. (b)	77,847	2,233,430

		3,230,785

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Energy Industries, Inc. (a)	61,283	2,899,912
CEVA, Inc. (a)	50,951	1,786,852
Cohu, Inc.	38,666	453,939
Exar Corp. (a)	46,746	435,205
Kopin Corp. (a)	154,366	336,518
MKS Instruments, Inc.	65,359	3,250,303
Nanometrics, Inc. (a) (b)	23,826	532,273
Power Integrations, Inc.	44,250	2,789,077
Rambus, Inc. (a) (b)	264,222	3,302,775
Rudolph Technologies, Inc. (a)	50,246	891,364
Semtech Corp. (a)	61,088	1,693,970
Tessera Technologies, Inc.	118,471	4,554,025

		22,926,213

SOFTWARE — 4.6%
8x8, Inc. (a)	214,949	3,316,663
Blackbaud, Inc.	114,619	7,603,824
Bottomline Technologies de, Inc. (a)	47,124	1,098,460
Ebix, Inc. (b)	54,841	3,117,711
Interactive Intelligence Group, Inc. (a)	19,555	1,176,038
MicroStrategy, Inc. Class A (a)	11,865	1,986,676
Monotype Imaging Holdings, Inc.	56,668	1,252,929
Progress Software Corp. (a)	70,692	1,922,822
Qualys, Inc. (a)	48,645	1,857,753
Synchronoss Technologies, Inc. (a)	101,498	4,179,688
Take-Two Interactive Software, Inc. (a)	207,348	9,347,248
VASCO Data Security International, Inc. (a)	38,754	682,458

		37,542,270

SPECIALTY RETAIL — 2.2%
Asbury Automotive Group, Inc. (a)	21,693	1,207,649
Five Below, Inc. (a) (b)	54,037	2,177,151
Francesca’s Holdings Corp. (a)	88,992	1,373,147
Lithia Motors, Inc. Class A (b)	56,507	5,397,549
MarineMax, Inc. (a)	32,133	673,186
Monro Muffler Brake, Inc. (b)	77,978	4,769,914
Select Comfort Corp. (a)	68,119	1,471,370
Tile Shop Holdings, Inc. (a)	55,600	920,180

		17,990,146

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Cray, Inc. (a) (b)	98,094	2,309,133
Electronics For Imaging, Inc. (a) (b)	78,768	3,853,330
Super Micro Computer, Inc. (a)	46,538	1,087,593

		7,250,056

TEXTILES,APPAREL & LUXURY GOODS — 0.7%
G-III Apparel Group, Ltd. (a) (b)	63,634	1,854,931
Oxford Industries, Inc.	20,445	1,384,127

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Steven Madden, Ltd. (a)	65,957	$2,279,474

		5,518,532

THRIFTS & MORTGAGE FINANCE — 1.2%
Bank Mutual Corp.	99,121	761,249
BofI Holding, Inc. (a) (b)	141,019	3,158,826
LendingTree, Inc. (a) (b)	17,545	1,700,286
Northfield Bancorp, Inc.	107,469	1,730,251
Oritani Financial Corp.	62,529	982,956
Walker & Dunlop, Inc. (a)	67,432	1,703,332

		10,036,900

WATER UTILITIES — 0.4%
American States Water Co.	54,219	2,171,471
California Water Service Group	27,786	891,652

		3,063,123

TOTAL COMMON STOCKS (Cost $711,804,614)		808,402,773

SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	1,566,166	1,566,166

State Street Navigator Securities Lending Prime Portfolio (d) (e)	29,378,397	29,378,397

TOTAL SHORT-TERM INVESTMENTS (Cost $30,944,563)		30,944,563

TOTAL INVESTMENTS — 103.7% (Cost $742,749,177)		839,347,336
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(29,711,806)

NET ASSETS — 100.0%		$809,635,530

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$7,881,036	$—	$—	$7,881,036
Air Freight & Logistics	2,185,452	—	—	2,185,452
Airlines	10,378,511	—	—	10,378,511
Auto Components	17,138,786	—	—	17,138,786
Automobiles.	890,875	—	—	890,875
Banks	90,383,904	—	—	90,383,904
Biotechnology	18,550,794	—	—	18,550,794
Building Products	26,581,223	—	—	26,581,223
Capital Markets	14,615,945	—	—	14,615,945
Chemicals	16,258,043	—	—	16,258,043
Commercial Services & Supplies	24,564,360	—	—	24,564,360
Communications Equipment	7,639,029	—	—	7,639,029
Construction & Engineering	2,609,293	—	—	2,609,293
Construction Materials	4,586,929	—	—	4,586,929
Consumer Finance	2,449,508	—	—	2,449,508
Distributors	2,151,401	—	—	2,151,401
Diversified Telecommunication Services	7,405,052	—	—	7,405,052
Electrical Equipment.	4,431,376	—	—	4,431,376
Electronic Equipment, Instruments & Components	25,835,049	—	—	25,835,049
Energy Equipment & Services	5,805,325	—	—	5,805,325
Food & Staples Retailing	1,690,577	—	—	1,690,577
Food Products	15,823,166	—	—	15,823,166
Gas Utilities	11,735,659	—	—	11,735,659
Health Care Equipment & Supplies	53,935,142	—	—	53,935,142
Health Care Providers & Services	33,062,316	—	—	33,062,316
Health Care Technology	13,461,446	—	—	13,461,446

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Hotels, Restaurants & Leisure	$22,844,893	$—	$—	$22,844,893
Household Durables	15,933,511	—	—	15,933,511
Household Products	3,905,481	—	—	3,905,481
Industrial Conglomerates	554,102	—	—	554,102
Insurance	22,553,607	—	—	22,553,607
Internet & Catalog Retail	3,723,641	—	—	3,723,641
Internet Software & Services	19,192,148	—	—	19,192,148
IT Services.	15,754,342	—	—	15,754,342
Leisure Equipment & Products	6,016,629	—	—	6,016,629
Life Sciences Tools & Services	6,518,364	—	—	6,518,364
Machinery	29,561,511	—	—	29,561,511
Marine	4,180,939	—	—	4,180,939
Media	2,863,797	—	—	2,863,797
Metals & Mining	3,687,524	—	—	3,687,524
Oil, Gas & Consumable Fuels	13,331,190	—	—	13,331,190
Paper & Forest Products	6,196,898	—	—	6,196,898
Personal Products	454,274	—	—	454,274
Pharmaceuticals	26,295,491	—	—	26,295,491
Professional Services	19,485,047	—	—	19,485,047
Real Estate Investment Trusts (REITs)	52,548,369	—	—	52,548,369
Real Estate Management & Development	3,192,793	—	—	3,192,793
Road & Rail	3,230,785	—	—	3,230,785
Semiconductors & Semiconductor Equipment	22,926,213	—	—	22,926,213
Software	37,542,270	—	—	37,542,270
Specialty Retail	17,990,146	—	—	17,990,146
Technology Hardware, Storage & Peripherals	7,250,056	—	—	7,250,056
Textiles, Apparel & Luxury Goods	5,518,532	—	—	5,518,532
Thrifts & Mortgage Finance.	10,036,900	—	—	10,036,900
Water Utilities	3,063,123	—	—	3,063,123
Short-Term Investments	30,944,563	—	—	30,944,563

TOTAL INVESTMENTS	$839,347,336	$—	$—	$839,347,336

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	602,656	$602,656	8,275,427	7,311,917	1,566,166	$1,566,166	$2,048	$—
State Street Navigator Securities Lending Prime Portfolio	86,368,569	86,368,569	78,898,406	135,888,578	29,378,397	29,378,397	166,027	—

TOTAL		$86,971,225				$30,944,563	$168,075	$—

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.9%
AAR Corp.	59,012	$1,848,256
Aerojet Rocketdyne Holdings, Inc. (a)	37,066	651,620
Aerovironment, Inc. (a)	37,585	917,450
Cubic Corp.	45,338	2,122,272
Engility Holdings, Inc. (a)	32,046	1,009,449
Mercury Systems, Inc. (a)	26,004	638,918
Moog, Inc. Class A (a)	59,390	3,536,081
National Presto Industries, Inc.	3,436	301,646

		11,025,692

AIR FREIGHT & LOGISTICS — 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	45,631	1,953,919
Echo Global Logistics, Inc. (a)	50,265	1,159,111
Forward Air Corp.	16,994	735,160
Hub Group, Inc. Class A (a)	61,301	2,498,629

		6,346,819

AIRLINES — 0.4%
SkyWest, Inc.	94,162	2,486,818

AUTO COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	70,229	1,209,343
Cooper-Standard Holding, Inc. (a)	18,346	1,812,585
Dorman Products, Inc. (a) (b)	18,388	1,174,993
Motorcar Parts of America, Inc. (a)	13,382	385,134
Standard Motor Products, Inc.	35,749	1,707,372
Superior Industries International, Inc.	40,643	1,185,150

		7,474,577

AUTOMOBILES — 0.1%
Winnebago Industries, Inc.	21,159	498,718

BANKS — 7.3%
Banc of California, Inc.	25,215	440,254
Boston Private Financial Holdings, Inc.	152,172	1,952,367
Brookline Bancorp, Inc.	50,802	619,276
Cardinal Financial Corp.	16,693	435,520
Central Pacific Financial Corp.	21,183	533,600
City Holding Co.	11,450	575,821
Columbia Banking System, Inc.	29,080	951,498
Community Bank System, Inc.	35,836	1,724,070
Customers Bancorp, Inc. (a)	45,520	1,145,283
CVB Financial Corp. (b)	59,712	1,051,528
First BanCorp (a)	210,119	1,092,619
First Commonwealth Financial Corp.	54,869	553,628
First Financial Bancorp	113,522	2,479,320
First NBC Bank Holding Co. (a) (b)	10,992	103,764
Glacier Bancorp, Inc.	47,583	1,357,067
Great Western Bancorp, Inc.	48,714	1,623,150
Independent Bank Corp.	13,761	744,332
NBT Bancorp, Inc.	39,303	1,291,890
OFG Bancorp	79,833	807,112
Old National Bancorp	243,800	3,427,828
S&T Bancorp, Inc. (b)	22,546	653,609
Southside Bancshares, Inc.	44,725	1,439,250
Sterling Bancorp	78,727	1,377,723
Texas Capital Bancshares, Inc. (a)	37,054	2,035,006
Tompkins Financial Corp. (b)	6,927	529,292
UMB Financial Corp.	80,176	4,766,463

United Bankshares, Inc.	54,280	2,044,728
United Community Banks, Inc.	35,993	756,573
Westamerica Bancorporation (b)	26,426	1,344,555
Wintrust Financial Corp.	95,056	5,282,262

		43,139,388

BIOTECHNOLOGY — 0.3%
AMAG Pharmaceuticals, Inc. (a) (b)	27,458	672,995
Enanta Pharmaceuticals, Inc. (a)	24,188	643,643
Spectrum Pharmaceuticals, Inc. (a)	86,457	403,754

		1,720,392

BUILDING PRODUCTS — 0.5%
Gibraltar Industries, Inc. (a)	30,597	1,136,679
Patrick Industries, Inc. (a)	5,501	340,622
Quanex Building Products Corp.	23,177	400,035
Simpson Manufacturing Co., Inc.	28,729	1,262,639

		3,139,975

CAPITAL MARKETS — 1.0%
Calamos Asset Management, Inc. Class A	29,844	203,536
Greenhill & Co., Inc.	33,591	791,740
Interactive Brokers Group, Inc. Class A	38,072	1,342,799
INTL. FCStone, Inc. (a)	27,457	1,066,705
Investment Technology Group, Inc.	26,139	448,023
Piper Jaffray Cos. (a)	26,091	1,260,195
Virtus Investment Partners, Inc. (b)	5,190	507,893

		5,620,891

CHEMICALS — 4.5%
A Schulman, Inc.	53,690	1,563,453
American Vanguard Corp.	24,550	394,273
Calgon Carbon Corp.	90,280	1,369,548
Chemours Co.	333,777	5,340,432
Flotek Industries, Inc. (a) (b)	93,392	1,357,920
FutureFuel Corp.	40,103	452,362
Hawkins, Inc.	17,115	741,593
HB Fuller Co.	92,561	4,301,310
Innophos Holdings, Inc.	35,666	1,392,044
Intrepid Potash, Inc. (a)	97,368	110,026
Koppers Holdings, Inc. (a)	37,749	1,214,763
Kraton Corp. (a)	55,384	1,940,655
LSB Industries, Inc. (a) (b)	35,903	308,048
Quaker Chemical Corp.	12,669	1,342,027
Rayonier Advanced Materials, Inc.	80,396	1,074,894
Stepan Co.	35,537	2,582,118
Tredegar Corp.	44,533	827,868

		26,313,334

COMMERCIAL SERVICES & SUPPLIES — 5.0%
ABM Industries, Inc.	101,174	4,016,608
Brady Corp. Class A	43,798	1,515,849
Brink’s Co.	80,389	2,980,824
Essendant, Inc.	68,269	1,400,880
G&K Services, Inc. Class A	18,361	1,753,292
Mobile Mini, Inc.	38,086	1,150,197
Multi-Color Corp. (b)	8,381	553,146
RR Donnelley & Sons Co.	381,600	5,998,752
Team, Inc. (a) (b)	34,068	1,114,364
Tetra Tech, Inc.	103,794	3,681,573
UniFirst Corp.	28,400	3,744,824

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Viad Corp.	36,160	$1,333,219

		29,243,528

COMMUNICATIONS EQUIPMENT — 2.0%
ADTRAN, Inc.	88,328	1,690,598
Bel Fuse, Inc. Class B	15,278	368,811
Black Box Corp.	28,147	391,243
CalAmp Corp. (a)	26,071	363,690
Comtech Telecommunications Corp.	41,560	532,384
Digi International, Inc. (a)	18,469	210,547
Harmonic, Inc. (a) (b)	145,395	862,192
Ixia (a)	41,347	516,837
Lumentum Holdings, Inc. (a)	57,939	2,420,112
NETGEAR, Inc. (a)	22,127	1,338,462
Viavi Solutions, Inc. (a)	425,540	3,144,741

		11,839,617

CONSTRUCTION & ENGINEERING — 0.4%
Aegion Corp. (a)	63,190	1,205,033
MYR Group, Inc. (a)	29,373	884,127
Orion Group Holdings, Inc. (a)	47,208	323,375

		2,412,535

CONSUMER FINANCE — 1.7%
Encore Capital Group, Inc. (a) (b)	42,594	957,513
Enova International, Inc. (a)	42,422	410,645
EZCORP, Inc. Class A (a)	88,477	978,556
Firstcash, Inc.	89,122	4,195,864
Green Dot Corp. Class A (a)	78,221	1,803,776
PRA Group, Inc. (a) (b)	30,032	1,037,305
World Acceptance Corp. (a) (b)	10,947	536,841

		9,920,500

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	39,222	509,494

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	39,047	1,397,883
VOXX International Corp. (a)	36,798	110,026

		1,507,909

DIVERSIFIED CONSUMER SERVICES — 0.7%
American Public Education, Inc. (a)	29,616	586,693
Capella Education Co.	21,162	1,228,243
Career Education Corp. (a)	117,475	797,655
Regis Corp. (a)	64,006	803,275
Strayer Education, Inc. (a)	19,081	890,701
Universal Technical Institute, Inc.	39,483	70,280

		4,376,847

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
ATN International, Inc.	9,633	626,530
Cincinnati Bell, Inc. (a)	134,470	548,638
Cogent Communications Holdings, Inc.	25,714	946,532
Consolidated Communications Holdings, Inc.	52,368	1,321,768
Inteliquent, Inc.	35,870	578,942
Iridium Communications, Inc. (a) (b)	146,668	1,189,478
Lumos Networks Corp. (a)	41,999	587,986

		5,799,874

ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	90,790	5,412,900

El Paso Electric Co.	73,219	3,424,452

		8,837,352

ELECTRICAL EQUIPMENT — 0.6%
Encore Wire Corp.	38,259	1,406,783
General Cable Corp.	90,469	1,355,226
Powell Industries, Inc.	15,631	626,022
Vicor Corp. (a)	8,534	98,994

		3,487,025

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.9%
Agilysys, Inc. (a)	15,152	168,490
Anixter International, Inc. (a)	52,079	3,359,095
Badger Meter, Inc.	17,284	579,187
Benchmark Electronics, Inc. (a)	89,443	2,231,603
Coherent, Inc. (a)	20,069	2,218,427
CTS Corp.	60,177	1,119,292
Daktronics, Inc.	69,645	664,413
DTS, Inc.	14,253	606,323
Electro Scientific Industries, Inc. (a)	52,168	294,227
ePlus, Inc. (a)	5,744	542,291
FARO Technologies, Inc. (a)	30,669	1,102,551
Insight Enterprises, Inc. (a)	64,741	2,107,320
Itron, Inc. (a)	60,034	3,347,496
Littelfuse, Inc.	12,812	1,650,314
MTS Systems Corp. (b)	15,915	732,567
Park Electrochemical Corp.	34,710	602,913
Plexus Corp. (a)	61,064	2,856,574
Rofin-Sinar Technologies, Inc. (a)	52,143	1,677,962
Rogers Corp. (a)	33,055	2,018,999
Sanmina Corp. (a)	133,608	3,803,820
ScanSource, Inc. (a)	47,268	1,725,282
TTM Technologies, Inc. (a) (b)	131,811	1,509,236

		34,918,382

ENERGY EQUIPMENT & SERVICES — 2.8%
Archrock, Inc.	127,940	1,673,455
Atwood Oceanics, Inc. (b)	105,706	918,585
Basic Energy Services, Inc. (a) (b)	72,341	60,000
Bristow Group, Inc.	58,244	816,581
CARBO Ceramics, Inc.	34,619	378,732
Era Group, Inc. (a)	33,414	268,983
Exterran Corp. (a)	57,151	896,128
Geospace Technologies Corp. (a)	24,330	473,948
Gulf Island Fabrication, Inc.	23,123	212,732
Gulfmark Offshore, Inc. Class A (a) (b)	46,976	78,920
Helix Energy Solutions Group, Inc. (a)	186,926	1,519,708
Hornbeck Offshore Services, Inc. (a) (b)	58,074	319,407
Matrix Service Co. (a)	23,366	438,346
Newpark Resources, Inc. (a)	155,768	1,146,452
Pioneer Energy Services Corp. (a)	122,720	495,789
SEACOR Holdings, Inc. (a)	29,308	1,743,533
Tesco Corp.	82,547	673,583
TETRA Technologies, Inc. (a)	74,245	453,637
Tidewater, Inc. (b)	83,439	235,298
Unit Corp. (a)	95,002	1,767,037
US Silica Holdings, Inc.	44,014	2,049,292

		16,620,146

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

FOOD & STAPLES RETAILING — 0.8%
Andersons, Inc.	48,340	$1,748,941
SpartanNash Co.	68,842	1,990,911
SUPERVALU, Inc. (a)	229,300	1,144,207

		4,884,059

FOOD PRODUCTS — 1.5%
Darling Ingredients, Inc. (a)	297,536	4,019,712
J&J Snack Foods Corp.	9,452	1,125,922
Sanderson Farms, Inc. (b)	36,385	3,504,967
Seneca Foods Corp. Class A (a)	10,354	292,397

		8,942,998

GAS UTILITIES — 2.2%
Northwest Natural Gas Co.	49,733	2,989,451
South Jersey Industries, Inc.	146,292	4,322,929
Spire, Inc.	83,917	5,348,869

		12,661,249

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abaxis, Inc.	16,067	829,379
Analogic Corp.	11,221	994,181
AngioDynamics, Inc. (a)	52,498	920,815
Anika Therapeutics, Inc. (a)	9,964	476,777
CONMED Corp.	17,970	719,878
CryoLife, Inc.	25,890	454,887
Haemonetics Corp. (a)	54,353	1,968,122
ICU Medical, Inc. (a)	8,058	1,018,370
Inogen, Inc. (a)	11,038	661,176
Integer Holdings Corp. (a)	17,665	383,154
Invacare Corp.	57,976	647,592
Meridian Bioscience, Inc.	23,581	454,878

		9,529,209

HEALTH CARE PROVIDERS & SERVICES — 2.6%
Adeptus Health, Inc. Class A (a) (b)	8,649	372,340
Air Methods Corp. (a) (b)	29,060	915,099
Amedisys, Inc. (a)	22,166	1,051,555
Diplomat Pharmacy, Inc. (a) (b)	15,717	440,233
Ensign Group, Inc.	25,161	506,491
HealthEquity, Inc. (a)	33,766	1,278,043
Healthways, Inc. (a)	57,720	1,527,271
Kindred Healthcare, Inc. (b)	156,636	1,600,820
Landauer, Inc.	5,658	251,668
Magellan Health, Inc. (a)	45,088	2,422,578
PharMerica Corp. (a)	56,734	1,592,523
Providence Service Corp. (a)	9,611	467,383
Quorum Health Corp. (a) (b)	31,680	198,634
Select Medical Holdings Corp. (a)	191,686	2,587,761

		15,212,399

HEALTH CARE TECHNOLOGY — 0.7%
Computer Programs & Systems, Inc. (b)	9,828	256,118
HMS Holdings Corp. (a)	152,534	3,381,679
Quality Systems, Inc.	35,529	402,188

		4,039,985

HOTELS, RESTAURANTS & LEISURE — 2.6%
Belmond, Ltd. Class A (a)	117,175	1,489,294
Biglari Holdings, Inc. (a)	1,846	804,893
BJ’s Restaurants, Inc. (a)	13,994	497,487
Bob Evans Farms, Inc.	36,436	1,395,499

Chuy’s Holdings, Inc. (a)	11,420	319,075
DineEquity, Inc.	18,066	1,430,646
El Pollo Loco Holdings, Inc. (a) (b)	38,700	487,233
Fiesta Restaurant Group, Inc. (a) (b)	24,891	597,384
Interval Leisure Group, Inc.	191,987	3,296,417
Marcus Corp.	14,740	369,090
Marriott Vacations Worldwide Corp. (b)	44,353	3,251,962
Red Robin Gourmet Burgers, Inc. (a)	11,881	533,932
Ruby Tuesday, Inc. (a)	111,673	279,182
Scientific Games Corp. Class A (a)	48,591	547,621

		15,299,715

HOUSEHOLD DURABLES — 1.4%
Cavco Industries, Inc. (a)	5,257	520,706
Ethan Allen Interiors, Inc.	47,061	1,471,597
iRobot Corp. (a)	27,808	1,222,996
La-Z-Boy, Inc.	45,820	1,125,339
M/I Homes, Inc. (a)	24,437	575,980
MDC Holdings, Inc.	37,209	959,992
TopBuild Corp. (a)	29,989	995,635
Universal Electronics, Inc. (a)	14,047	1,045,940
WCI Communities, Inc. (a)	14,000	332,080

		8,250,265

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (a)	18,598	483,548
Central Garden & Pet Co. Class A (a)	61,258	1,519,198

		2,002,746

INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	48,237	1,110,898

INSURANCE — 3.3%
American Equity Investment Life Holding Co.	160,775	2,850,541
eHealth, Inc. (a)	19,307	216,432
HCI Group, Inc. (b)	6,531	198,281
Horace Mann Educators Corp.	73,557	2,695,864
Infinity Property & Casualty Corp.	20,240	1,672,431
Maiden Holdings, Ltd.	71,230	903,909
Navigators Group, Inc.	20,270	1,964,568
ProAssurance Corp.	42,898	2,251,287
Safety Insurance Group, Inc.	25,934	1,743,284
Selective Insurance Group, Inc.	48,740	1,942,776
Stewart Information Services Corp. (b)	42,967	1,909,883
United Fire Group, Inc.	17,868	756,174
United Insurance Holdings Corp. (b)	32,292	548,318

		19,653,748

INTERNET & CATALOG RETAIL — 0.2%
FTD Cos., Inc. (a)	31,527	648,510
PetMed Express, Inc. (b)	13,247	268,649

		917,159

INTERNET SOFTWARE & SERVICES — 0.7%
Blucora, Inc. (a)	69,730	780,976
DHI Group, Inc. (a)	27,290	215,318
Liquidity Services, Inc. (a)	43,739	491,626
LivePerson, Inc. (a) (b)	59,432	499,823
Monster Worldwide, Inc. (a)	76,996	277,956
QuinStreet, Inc. (a)	61,516	185,778
Shutterstock, Inc. (a)	18,164	1,157,047

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

XO Group, Inc. (a)	17,021	$329,016

		3,937,540

IT SERVICES — 1.6%
CACI International, Inc. Class A (a)	44,053	4,444,948
Cardtronics PLC Class A (a)	23,344	1,041,142
Ciber, Inc. (a)	133,921	154,009
CSG Systems International, Inc.	14,666	606,146
Forrester Research, Inc.	8,386	326,215
ManTech International Corp. Class A	44,915	1,692,846
Perficient, Inc. (a)	31,604	636,821
Sykes Enterprises, Inc. (a)	20,259	569,886
TeleTech Holdings, Inc.	7,640	221,484

		9,693,497

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Arctic Cat, Inc. (b)	23,857	369,545
Callaway Golf Co.	58,657	681,008

		1,050,553

MACHINERY — 6.3%
Actuant Corp. Class A	107,903	2,507,666
Alamo Group, Inc.	7,868	518,422
Albany International Corp. Class A	26,534	1,124,511
Astec Industries, Inc.	34,315	2,054,439
Barnes Group, Inc.	41,218	1,671,390
Briggs & Stratton Corp. (b)	76,956	1,435,229
Chart Industries, Inc. (a)	56,275	1,847,508
CIRCOR International, Inc.	30,155	1,796,032
EnPro Industries, Inc.	39,302	2,233,140
ESCO Technologies, Inc.	23,343	1,083,582
Federal Signal Corp.	32,363	429,133
Franklin Electric Co., Inc.	41,529	1,690,646
Greenbrier Cos., Inc. (b)	51,539	1,819,327
Harsco Corp.	147,084	1,460,544
Hillenbrand, Inc.	36,000	1,139,040
Lindsay Corp. (b)	19,399	1,435,138
Mueller Industries, Inc.	103,242	3,347,106
SPX Corp. (a)	76,838	1,547,517
SPX FLOW, Inc. (a)	76,632	2,369,461
Standex International Corp.	7,707	715,749
Tennant Co.	16,245	1,052,676
Titan International, Inc.	79,855	808,133
Wabash National Corp. (a)	56,021	797,739
Watts Water Technologies, Inc. Class A	29,499	1,912,715

		36,796,843

MEDIA — 0.9%
EW Scripps Co. Class A (a) (b)	56,615	900,179
Gannett Co., Inc.	213,250	2,482,230
Harte-Hanks, Inc.	81,529	132,077
Scholastic Corp.	48,870	1,923,523

		5,438,009

METALS & MINING — 1.6%
AK Steel Holding Corp. (a)	211,166	1,019,932
Century Aluminum Co. (a)	92,400	642,180
Haynes International, Inc.	22,774	845,143
Kaiser Aluminum Corp.	12,691	1,097,645
Materion Corp.	36,927	1,134,028
Olympic Steel, Inc.	16,196	357,932
Stillwater Mining Co. (a)	221,840	2,963,782

SunCoke Energy, Inc.	116,029	930,552
TimkenSteel Corp. (b)	67,876	709,304

		9,700,498

MULTI-UTILITIES — 0.8%
Avista Corp.	116,540	4,870,207

MULTILINE RETAIL — 0.2%
Fred’s, Inc. Class A	64,575	585,049
Tuesday Morning Corp. (a)	82,653	494,265

		1,079,314

OIL, GAS & CONSUMABLE FUELS — 1.4%
Bill Barrett Corp. (a)	110,105	612,184
Bonanza Creek Energy, Inc. (a) (b)	70,461	71,870
Carrizo Oil & Gas, Inc. (a)	40,322	1,637,880
Cloud Peak Energy, Inc. (a) (b)	112,700	613,088
Contango Oil & Gas Co. (a)	41,011	419,132
Green Plains, Inc.	64,918	1,700,852
Northern Oil and Gas, Inc. (a) (b)	48,031	128,723
PDC Energy, Inc. (a)	28,952	1,941,521
REX American Resources Corp. (a) (b)	9,995	847,176

		7,972,426

PAPER & FOREST PRODUCTS — 1.7%
Boise Cascade Co. (a)	71,075	1,805,305
Clearwater Paper Corp. (a)	31,035	2,007,034
KapStone Paper and Packaging Corp.	53,775	1,017,423
Neenah Paper, Inc.	12,422	981,462
PH Glatfelter Co.	80,183	1,738,367
Schweitzer-Mauduit International, Inc.	56,151	2,165,183

		9,714,774

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	31,650	1,021,346
Medifast, Inc.	11,185	422,681

		1,444,027

PHARMACEUTICALS — 0.5%
ANI Pharmaceuticals, Inc. (a)	7,175	476,061
Medicines Co. (a) (b)	52,522	1,982,180
SciClone Pharmaceuticals, Inc. (a)	40,530	415,433

		2,873,674

PROFESSIONAL SERVICES — 1.0%
CDI Corp.	27,158	153,986
Insperity, Inc.	15,609	1,133,838
Kelly Services, Inc. Class A	53,170	1,021,928
Navigant Consulting, Inc. (a)	40,297	814,805
Resources Connection, Inc.	27,230	406,816
WageWorks, Inc. (a)	39,530	2,407,772

		5,939,145

REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.9%
Agree Realty Corp.	17,544	867,375
American Assets Trust, Inc.	22,591	979,998
Capstead Mortgage Corp.	176,653	1,665,838
CareTrust REIT, Inc.	28,173	416,397
Cedar Realty Trust, Inc. (b)	53,799	387,353
Chesapeake Lodging Trust	110,038	2,519,870
Cousins Properties, Inc.	161,175	1,682,667
DiamondRock Hospitality Co. (b)	169,550	1,542,905
EastGroup Properties, Inc.	27,735	2,040,187

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Franklin Street Properties Corp. REIT	191,378	$2,411,363
GEO Group, Inc. (b)	137,260	3,264,043
Getty Realty Corp.	14,679	351,269
Government Properties Income Trust REIT (b)	87,591	1,981,308
Kite Realty Group Trust	150,889	4,182,643
Lexington Realty Trust	385,826	3,974,008
LTC Properties, Inc.	26,589	1,382,362
Parkway Properties, Inc.	148,998	2,534,456
Pennsylvania Real Estate Investment Trust	77,997	1,796,271
PS Business Parks, Inc.	13,648	1,550,003
Sabra Health Care REIT, Inc.	119,613	3,011,855
Saul Centers, Inc.	8,334	555,044
Summit Hotel Properties, Inc. REIT	44,395	584,238
Universal Health Realty Income Trust	7,836	493,825
Urstadt Biddle Properties, Inc. Class A	25,352	563,321

		40,738,599

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Forestar Group, Inc. (a) (b)	26,685	312,481
RE/MAX Holdings, Inc. Class A	23,093	1,011,012

		1,323,493

ROAD & RAIL — 1.1%
ArcBest Corp.	42,909	816,129
Celadon Group, Inc.	50,944	445,250
Heartland Express, Inc.	38,750	731,600
Knight Transportation, Inc. (b)	61,891	1,775,653
Marten Transport, Ltd.	42,760	897,960
Roadrunner Transportation Systems, Inc. (a)	54,611	435,796
Saia, Inc. (a)	45,976	1,377,441

		6,479,829

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Advanced Energy Industries, Inc. (a)	26,485	1,253,270
Brooks Automation, Inc.	126,359	1,719,746
Cabot Microelectronics Corp.	43,427	2,297,723
Cohu, Inc.	15,937	187,100
Diodes, Inc. (a)	68,778	1,467,723
DSP Group, Inc. (a)	39,903	479,235
Exar Corp. (a)	40,319	375,370
Kulicke & Soffa Industries, Inc. (a)	129,166	1,670,116
MKS Instruments, Inc.	48,086	2,391,317
Nanometrics, Inc. (a)	25,721	574,607
Power Integrations, Inc.	18,738	1,181,056
Rudolph Technologies, Inc. (a)	17,733	314,584
Semtech Corp. (a)	73,322	2,033,219
Ultratech, Inc. (a)	42,965	991,632
Veeco Instruments, Inc. (a) (b)	72,518	1,423,528

		18,360,226

SOFTWARE — 1.9%
Bottomline Technologies de, Inc. (a)	31,853	742,493
Epiq Systems, Inc.	60,113	991,263
Interactive Intelligence Group, Inc. (a) (b)	17,297	1,040,242
MicroStrategy, Inc. Class A (a)	8,315	1,392,264
Monotype Imaging Holdings, Inc.	31,082	687,223

Progress Software Corp. (a)	34,543	939,570
Qualys, Inc. (a)	14,384	549,325
Tangoe, Inc. (a)	42,449	350,204
TiVo Corp. (a)	220,460	4,294,561
VASCO Data Security International, Inc. (a)	26,453	465,837

		11,452,982

SPECIALTY RETAIL — 5.5%
Asbury Automotive Group, Inc. (a)	19,496	1,085,342
Barnes & Noble Education, Inc. (a)	70,163	671,460
Barnes & Noble, Inc.	102,041	1,153,063
Big 5 Sporting Goods Corp.	33,782	460,111
Buckle, Inc. (b)	49,680	1,193,810
Caleres, Inc.	79,265	2,004,612
Cato Corp. Class A	47,570	1,564,577
Children’s Place, Inc. (b)	33,071	2,641,381
Express, Inc. (a)	143,182	1,688,116
Finish Line, Inc. Class A	75,712	1,747,433
Five Below, Inc. (a) (b)	59,070	2,379,930
Genesco, Inc. (a)	37,865	2,062,128
Group 1 Automotive, Inc.	36,277	2,317,375
Haverty Furniture Cos., Inc.	34,315	687,673
Hibbett Sports, Inc. (a)	40,876	1,630,952
Kirkland’s, Inc. (a)	25,608	311,906
Lumber Liquidators Holdings, Inc. (a) (b)	48,485	953,700
MarineMax, Inc. (a)	19,277	403,853
Rent-A-Center, Inc.	97,016	1,226,282
Select Comfort Corp. (a)	31,840	687,744
Shoe Carnival, Inc.	26,139	696,866
Sonic Automotive, Inc. Class A (b)	48,802	917,478
Stage Stores, Inc. (b)	47,463	266,267
Stein Mart, Inc.	53,776	341,478
Tailored Brands, Inc.	88,841	1,394,804
Tile Shop Holdings, Inc. (a)	19,000	314,450
Vitamin Shoppe, Inc. (a)	43,844	1,177,211
Zumiez, Inc. (a)	32,149	578,682

		32,558,684

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Electronics For Imaging, Inc. (a) (b)	26,452	1,294,032
Super Micro Computer, Inc. (a)	34,549	807,410

		2,101,442

TEXTILES,APPAREL & LUXURY GOODS — 2.0%
Crocs, Inc. (a)	135,287	1,122,882
G-III Apparel Group, Ltd. (a) (b)	25,842	753,294
Iconix Brand Group, Inc. (a) (b)	102,486	832,186
Movado Group, Inc.	28,014	601,741
Oxford Industries, Inc.	11,407	772,254
Perry Ellis International, Inc. (a)	21,732	418,993
Steven Madden, Ltd. (a)	50,345	1,739,923
Unifi, Inc. (a)	26,959	793,404
Vera Bradley, Inc. (a)	36,294	549,854
Wolverine World Wide, Inc.	179,828	4,141,439

		11,725,970

THRIFTS & MORTGAGE FINANCE — 1.7%
Astoria Financial Corp.	167,262	2,442,025

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Dime Community Bancshares, Inc.	56,686	$950,057
Northwest Bancshares, Inc.	184,888	2,904,591
Oritani Financial Corp.	21,629	340,008
Provident Financial Services, Inc.	107,690	2,286,259
TrustCo Bank Corp. NY	175,845	1,246,741

		10,169,681

TOBACCO — 0.4%
Universal Corp. (b)	41,656	2,425,212

TRADING COMPANIES & DISTRIBUTORS — 1.2%
Applied Industrial Technologies, Inc.	70,555	3,297,741
DXP Enterprises, Inc. (a) (b)	23,220	654,572
Kaman Corp.	49,687	2,182,253
Veritiv Corp. (a)	14,948	749,941

		6,884,507

WATER UTILITIES — 0.5%
American States Water Co.	25,374	1,016,229
California Water Service Group	66,894	2,146,628

		3,162,857

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	37,547	669,087

TOTAL COMMON STOCKS (Cost $548,293,769)		588,307,319

SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	1,064,405	1,064,405
State Street Navigator Securities Lending Prime Portfolio (d) (e)	17,894,768	17,894,768

TOTAL SHORT-TERM INVESTMENTS (Cost $18,959,173)		18,959,173

TOTAL INVESTMENTS — 103.1% (Cost $567,252,942)		607,266,492
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(18,326,737)

NET ASSETS — 100.0%		$588,939,755

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$11,025,692	$—	$—	$11,025,692
Air Freight & Logistics	6,346,819	—	—	6,346,819
Airlines	2,486,818	—	—	2,486,818
Auto Components	7,474,577	—	—	7,474,577
Automobiles.	498,718	—	—	498,718
Banks	43,139,388	—	—	43,139,388
Biotechnology	1,720,392	—	—	1,720,392
Building Products	3,139,975	—	—	3,139,975
Capital Markets	5,620,891	—	—	5,620,891
Chemicals	26,313,334	—	—	26,313,334
Commercial Services & Supplies	29,243,528	—	—	29,243,528
Communications Equipment	11,839,617	—	—	11,839,617
Construction & Engineering	2,412,535	—	—	2,412,535
Consumer Finance	9,920,500	—	—	9,920,500
Containers & Packaging	509,494	—	—	509,494
Distributors	1,507,909	—	—	1,507,909
Diversified Consumer Services	4,376,847	—	—	4,376,847
Diversified Telecommunication Services	5,799,874	—	—	5,799,874
Electric Utilities	8,837,352	—	—	8,837,352
Electrical Equipment.	3,487,025	—	—	3,487,025
Electronic Equipment, Instruments & Components	34,918,382	—	—	34,918,382
Energy Equipment & Services	16,620,146	—	—	16,620,146
Food & Staples Retailing	4,884,059	—	—	4,884,059

See accompanying Notes to Schedule of Investments

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Food Products	$8,942,998	$—	$—	$8,942,998
Gas Utilities	12,661,249	—	—	12,661,249
Health Care Equipment & Supplies	9,529,209	—	—	9,529,209
Health Care Providers & Services	15,212,399	—	—	15,212,399
Health Care Technology	4,039,985	—	—	4,039,985
Hotels, Restaurants & Leisure	15,299,715	—	—	15,299,715
Household Durables	8,250,265	—	—	8,250,265
Household Products	2,002,746	—	—	2,002,746
Industrial Conglomerates	1,110,898	—	—	1,110,898
Insurance	19,653,748	—	—	19,653,748
Internet & Catalog Retail	917,159	—	—	917,159
Internet Software & Services	3,937,540	—	—	3,937,540
IT Services.	9,693,497	—	—	9,693,497
Leisure Equipment & Products	1,050,553	—	—	1,050,553
Machinery	36,796,843	—	—	36,796,843
Media	5,438,009	—	—	5,438,009
Metals & Mining	9,700,498	—	—	9,700,498
Multi-Utilities	4,870,207	—	—	4,870,207
Multiline Retail	1,079,314	—	—	1,079,314
Oil, Gas & Consumable Fuels	7,972,426	—	—	7,972,426
Paper & Forest Products	9,714,774	—	—	9,714,774
Personal Products	1,444,027	—	—	1,444,027
Pharmaceuticals	2,873,674	—	—	2,873,674
Professional Services	5,939,145	—	—	5,939,145
Real Estate Investment Trusts (REITs)	40,738,599	—	—	40,738,599
Real Estate Management & Development	1,323,493	—	—	1,323,493
Road & Rail	6,479,829	—	—	6,479,829
Semiconductors & Semiconductor Equipment	18,360,226	—	—	18,360,226
Software	11,452,982	—	—	11,452,982
Specialty Retail	32,558,684	—	—	32,558,684
Technology Hardware, Storage & Peripherals	2,101,442	—	—	2,101,442
Textiles, Apparel & Luxury Goods	11,725,970	—	—	11,725,970
Thrifts & Mortgage Finance.	10,169,681	—	—	10,169,681
Tobacco	2,425,212	—	—	2,425,212
Trading Companies & Distributors	6,884,507	—	—	6,884,507
Water Utilities	3,162,857	—	—	3,162,857
Wireless Telecommunication Services	669,087	—	—	669,087
Short-Term Investments	18,959,173	—	—	18,959,173

TOTAL INVESTMENTS	$607,266,492	$—	$—	$607,266,492

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	413,489	$413,489	8,177,777	7,526,861	1,064,405	$1,064,405	$1,664	$—
State Street Navigator Securities Lending Prime Portfolio	46,102,334	46,102,334	63,298,680	91,506,246	17,894,768	17,894,768	57,274	—

TOTAL		$46,515,823				$18,959,173	$58,938	$—

See accompanying Notes to Schedule of Investments

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 1.4%
BHP Billiton, Ltd.	34,292	$587,295
National Australia Bank, Ltd.	26,102	556,691

		1,143,986

BELGIUM — 0.7%
Anheuser-Busch InBev SA	4,332	567,644

BRAZIL — 0.7%
Petroleo Brasileiro SA Preference Shares (a)	1,500	6,265
Petroleo Brasileiro SA Preference Shares ADR (a)	64,340	534,666

		540,931

CANADA — 1.3%
Potash Corp. of Saskatchewan, Inc. (b)	31,706	515,064
Royal Bank of Canada (b)	8,696	537,673

		1,052,737

CHINA — 3.8%
China Construction Bank Corp. Class H	684,461	507,436
China Mobile, Ltd.	42,521	514,521
China Petroleum & Chemical Corp. Class H	748,744	545,440
Industrial & Commercial Bank of China, Ltd. Class H	825,016	515,904
PetroChina Co., Ltd. Class H	799,431	524,643
Tencent Holdings, Ltd.	19,527	536,266

		3,144,210

DENMARK — 0.7%
Vestas Wind Systems A/S	6,510	535,954

FINLAND — 0.6%
Sampo Oyj Class A	11,834	526,642

FRANCE — 5.8%
Air Liquide SA (b)	5,164	553,925
BNP Paribas SA	10,036	516,215
Carrefour SA.	21,089	546,637
Cie de Saint-Gobain	12,495	540,191
Engie SA	32,959	510,772
LVMH Moet Hennessy Louis Vuitton SE	3,161	539,244
Societe Generale SA	14,428	499,073
TOTAL SA	10,969	519,828
Vinci SA	7,150	547,356

		4,773,241

GERMANY — 4.5%
Allianz SE	3,523	523,003
BASF SE	6,628	566,909
Daimler AG.	7,580	534,189
Deutsche Bank AG (a)	35,241	458,217
E.ON SE	58,994	418,602
SAP SE	6,101	554,812
Siemens AG	4,590	537,489
Uniper SE (a)	5,564	68,187

		3,661,408

HONG KONG — 0.6%
CLP Holdings, Ltd.	51,334	530,486

INDIA — 1.4%
Infosys, Ltd. ADR	34,744	548,260
Reliance Industries, Ltd.	7,452	121,294
Reliance Industries, Ltd. GDR (c)	13,518	443,390

		1,112,944

ITALY — 1.2%
Assicurazioni Generali SpA	39,953	487,605
UniCredit SpA	205,572	478,677

		966,282

JAPAN — 9.8%
Bridgestone Corp.	15,349	561,728
Canon, Inc.	18,421	531,811
Honda Motor Co., Ltd. (b)	17,575	501,139
Komatsu, Ltd.	23,973	543,307
Mitsubishi Corp.	25,001	564,137
Mitsubishi UFJ Financial Group, Inc.	101,347	505,509
Mitsui & Co., Ltd.	39,951	548,579
Mizuho Financial Group, Inc. (b)	307,541	512,037
Nippon Steel & Sumitomo Metal Corp.	25,900	525,980
Panasonic Corp.	52,844	522,882
Seven & i Holdings Co., Ltd.	12,396	582,311
SoftBank Group Corp.	8,030	517,174
Sony Corp.	16,347	531,582
Takeda Pharmaceutical Co., Ltd.	11,709	557,671
Toyota Motor Corp.	8,874	506,422

		8,012,269

LUXEMBOURG — 0.7%
ArcelorMittal (a)	89,164	545,903

MEXICO — 0.6%
America Movil SAB de CV Series L	931,804	532,982

NETHERLANDS — 0.7%
Royal Dutch Shell PLC Class A	21,576	537,559

RUSSIA — 0.6%
Gazprom PJSC ADR	124,769	525,278

SOUTH AFRICA — 1.3%
MTN Group, Ltd.	66,400	567,174
Naspers, Ltd. Class N	3,109	537,010

		1,104,184

SOUTH KOREA — 0.7%
Samsung Electronics Co., Ltd.	22	31,921
Samsung Electronics Co., Ltd. GDR	709	512,252

		544,173

SPAIN — 1.9%
Banco Bilbao Vizcaya Argentaria SA	84,467	510,881
Banco Santander SA	114,506	507,907
Telefonica SA	49,449	500,971

		1,519,759

SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson Class B	78,058	564,430

SWITZERLAND — 4.5%
ABB, Ltd. (a)	24,086	541,898
Credit Suisse Group AG (a)	38,789	508,570
Nestle SA	6,727	531,207
Novartis AG	6,806	536,392
Roche Holding AG	2,195	545,693
Syngenta AG	1,219	534,429
UBS Group AG	36,403	496,814

		3,695,003

TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,073	552,853

See accompanying Notes to Schedule of Investments

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 6.7%
Anglo American PLC (a)	48,048	$603,921
AstraZeneca PLC	8,441	548,682
BAE Systems PLC	73,983	503,584
BP PLC	94,127	550,219
GlaxoSmithKline PLC	25,431	542,763
HSBC Holdings PLC	70,375	529,031
National Grid PLC	38,575	547,189
Rio Tinto PLC	17,309	578,861
Tesco PLC (a)	244,969	582,174
Vodafone Group PLC	183,810	529,471

		5,515,895

UNITED STATES — 47.8%
3M Co.	3,071	541,202
Abbott Laboratories	13,151	556,156
Alcoa, Inc.	56,179	569,655
Alphabet, Inc. Class A (a)	347	279,009
Alphabet, Inc. Class C (a)	349	271,274
Amazon.com, Inc. (a)	709	593,653
American Express Co.	8,282	530,379
American International Group, Inc.	9,192	545,453
Amgen, Inc.	3,238	540,131
Apple, Inc.	5,229	591,138
AT&T, Inc.	13,581	551,524
Bank of America Corp.	34,264	536,232
Bank of New York Mellon Corp.	13,177	525,499
Baxter International, Inc.	11,961	569,344
Berkshire Hathaway, Inc. Class B (a)	3,678	531,361
Boeing Co. (b)	4,196	552,781
Carnival Corp.	12,155	593,407
Caterpillar, Inc. (b)	6,676	592,628
Chevron Corp.	5,326	548,152
Cisco Systems, Inc.	17,482	554,529
Coca-Cola Co.	12,759	539,961
Colgate-Palmolive Co.	7,611	564,280
ConocoPhillips	12,765	554,895
CVS Health Corp.	5,893	524,418
Deere & Co.	6,589	562,371
Duke Energy Corp. (b)	6,919	553,797
E.I. du Pont de Nemours & Co.	7,881	527,791
eBay, Inc. (a)	16,912	556,405
Express Scripts Holding Co. (a)	7,582	534,758
Exxon Mobil Corp. (b)	6,210	542,009
Facebook, Inc. Class A (a)	4,243	544,250
FedEx Corp.	3,353	585,702
General Electric Co.	17,912	530,553
Gilead Sciences, Inc.	6,910	546,719
Goldman Sachs Group, Inc.	3,199	515,903
Home Depot, Inc.	4,222	543,287
Honeywell International, Inc.	4,815	561,381
HP, Inc.	38,755	601,865
Intel Corp.	15,218	574,479
International Business Machines Corp.	3,438	546,126
Johnson & Johnson	4,562	538,909
JPMorgan Chase & Co.	8,092	538,846
McDonald’s Corp.	4,707	542,999
Medtronic PLC	6,355	549,072
Merck & Co., Inc.	8,630	538,598
Microsoft Corp.	9,595	552,672
Mondelez International, Inc. Class A	12,813	562,491
Monsanto Co.	5,051	516,212

NextEra Energy, Inc.	4,462	545,792
NIKE, Inc. Class B	9,747	513,180
Pfizer, Inc.	15,694	531,556
Philip Morris International, Inc.	5,529	537,529
Priceline Group, Inc. (a)	381	560,638
Procter & Gamble Co.	6,254	561,296
QUALCOMM, Inc.	8,911	610,403
Schlumberger, Ltd.	6,972	548,278
Simon Property Group, Inc. REIT	2,569	531,809
Southwest Airlines Co.	14,443	561,688
Starbucks Corp.	9,923	537,231
Time Warner, Inc.	7,003	557,509
Travelers Cos., Inc.	4,713	539,874
Twenty-First Century Fox, Inc. Class A	22,881	554,178
Union Pacific Corp.	5,817	567,332
United Parcel Service, Inc. Class B	5,011	548,003
United Technologies Corp.	5,252	533,603
UnitedHealth Group, Inc.	4,036	565,040
Verizon Communications, Inc.	10,408	541,008
Visa, Inc. Class A	6,631	548,384
Wal-Mart Stores, Inc.	7,672	553,305
Walt Disney Co.	5,835	541,838
Wells Fargo & Co.	11,070	490,180
Williams Cos., Inc.	17,953	551,696

		39,055,606

TOTAL COMMON STOCKS (Cost $80,026,514)		81,262,359

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27% (d) (e)	104,193	104,193
State Street Navigator Securities Lending Prime Portfolio (e) (f)	955,972	955,972

TOTAL SHORT-TERM INVESTMENTS (Cost $1,060,165)		1,060,165

TOTAL INVESTMENTS — 100.7% (Cost $81,086,679)		82,322,524
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(580,254)

NET ASSETS — 100.0%		$81,742,270

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of September 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,143,986	$—	$—	$1,143,986
Belgium.	567,644	—	—	567,644
Brazil	540,931	—	—	540,931
Canada	1,052,737	—	—	1,052,737
China	3,144,210	—	—	3,144,210
Denmark	535,954	—	—	535,954
Finland	526,642	—	—	526,642
France	4,773,241	—	—	4,773,241
Germany	3,661,408	—	—	3,661,408
Hong Kong	530,486	—	—	530,486
India	1,112,944	—	—	1,112,944
Italy.	966,282	—	—	966,282
Japan	8,012,269	—	—	8,012,269
Luxembourg.	545,903	—	—	545,903
Mexico	532,982	—	—	532,982
Netherlands	537,559	—	—	537,559
Russia	525,278	—	—	525,278
South Africa.	1,104,184	—	—	1,104,184
South Korea	544,173	—	—	544,173
Spain	1,519,759	—	—	1,519,759
Sweden	564,430	—	—	564,430
Switzerland	3,695,003	—	—	3,695,003
Taiwan.	552,853	—	—	552,853
United Kingdom.	5,515,895	—	—	5,515,895
United States	39,055,606	—	—	39,055,606
Short-Term Investments	1,060,165	—	—	1,060,165

TOTAL INVESTMENTS	$82,322,524	$—	$—	$82,322,524

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	36,193	$36,193	1,063,934	995,934	104,193	$104,193	$122	$—
State Street Navigator Securities Lending Prime Portfolio	9,855,686	9,855,686	19,726,870	28,626,584	955,972	955,972	2,810	—

TOTAL		$9,891,879				$1,060,165	$2,932	$—

See accompanying Notes to Schedule of Investments

SPDR Dow Jones REIT ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
REAL ESTATE INVESTMENT TRUSTS (REITS) — 99.5%
Acadia Realty Trust (a)	456,270	$16,535,225
Alexandria Real Estate Equities, Inc. (a)	446,766	48,594,738
American Campus Communities, Inc.	747,512	38,025,935
American Homes 4 Rent Class A	1,241,113	26,857,685
Apartment Investment & Management Co. Class A REIT	897,378	41,198,624
Apple Hospitality REIT, Inc.	901,401	16,684,932
Ashford Hospitality Prime, Inc. (a)	152,773	2,154,099
Ashford Hospitality Trust, Inc.	457,447	2,694,363
AvalonBay Communities, Inc. REIT	788,519	140,230,219
Boston Properties, Inc. REIT	882,644	120,295,551
Brandywine Realty Trust	1,003,320	15,671,858
Brixmor Property Group, Inc.	1,483,764	41,233,802
Camden Property Trust	500,833	41,939,755
Care Capital Properties, Inc.	481,031	13,709,383
CBL & Associates Properties, Inc.	978,588	11,880,058
Cedar Realty Trust, Inc. (a)	445,715	3,209,148
Colony Starwood Homes (a)	284,914	8,177,032
Columbia Property Trust, Inc.	707,431	15,839,380
Corporate Office Properties Trust	542,916	15,391,669
Cousins Properties, Inc.	1,204,254	12,572,412
CubeSmart REIT	1,027,338	28,005,234
DCT Industrial Trust, Inc. REIT	517,119	25,106,127
DDR Corp. REIT	1,760,810	30,690,918
DiamondRock Hospitality Co. (a)	1,151,028	10,474,355
Digital Realty Trust, Inc. REIT (a)	843,625	81,932,860
Douglas Emmett, Inc. (a)	825,579	30,240,959
Duke Realty Corp.	2,015,811	55,092,115
DuPont Fabros Technology, Inc. REIT	434,740	17,933,025
Easterly Government Properties, Inc.	136,954	2,613,082
EastGroup Properties, Inc. (a)	189,756	13,958,451
Education Realty Trust, Inc. (a)	418,553	18,056,376
Equity Commonwealth (b)	719,249	21,735,705
Equity LifeStyle Properties, Inc.	459,441	35,459,656
Equity One, Inc.	528,253	16,169,824
Equity Residential REIT	2,099,143	135,037,869
Essex Property Trust, Inc. REIT	376,199	83,779,517
Extra Space Storage, Inc. REIT (a)	720,743	57,234,202
Federal Realty Investment Trust REIT	407,446	62,718,163
FelCor Lodging Trust, Inc.	742,848	4,776,513
First Industrial Realty Trust, Inc. REIT	669,572	18,895,322
First Potomac Realty Trust	344,368	3,150,967
Forest City Realty Trust, Inc. Class A	1,239,608	28,672,133
Franklin Street Properties Corp. REIT	602,795	7,595,217
General Growth Properties, Inc. REIT	3,354,036	92,571,394
HCP, Inc. REIT	2,685,482	101,914,042
Healthcare Realty Trust, Inc. REIT	667,165	22,723,640
Hersha Hospitality Trust	243,119	4,381,004
Highwoods Properties, Inc.	564,605	29,427,213
Hospitality Properties Trust	944,998	28,085,341
Host Hotels & Resorts, Inc. REIT (a)	4,266,077	66,422,819
Hudson Pacific Properties, Inc. REIT	608,558	20,003,301
Independence Realty Trust, Inc.	233,905	2,105,145
Kilroy Realty Corp. REIT	528,187	36,629,768

Kimco Realty Corp. REIT	2,413,335	69,866,048
Kite Realty Group Trust (a)	477,830	13,245,448
LaSalle Hotel Properties (a)	647,819	15,463,440
Liberty Property Trust REIT	840,760	33,924,666
Life Storage, Inc. REIT	265,833	23,643,187
LTC Properties, Inc.	226,526	11,777,087
Macerich Co.	691,264	55,902,520
Mack-Cali Realty Corp.	513,726	13,983,622
Mid-America Apartment Communities, Inc.	432,825	40,681,222
Monogram Residential Trust, Inc.	964,444	10,261,684
National Storage Affiliates Trust (a)	205,926	4,312,090
New York REIT, Inc.	950,307	8,695,309
NexPoint Residential Trust, Inc.	101,144	1,988,491
Parkway Properties, Inc.	473,738	8,058,283
Pebblebrook Hotel Trust (a)	412,837	10,981,464
Pennsylvania Real Estate Investment Trust .	394,821	9,092,728
Piedmont Office Realty Trust, Inc. Class A .	832,196	18,116,907
Post Properties, Inc. REIT	306,501	20,268,911
Prologis, Inc. REIT	3,025,713	161,996,674
PS Business Parks, Inc.	111,733	12,689,517
Public Storage REIT	856,200	191,052,468
Ramco-Gershenson Properties Trust	449,684	8,427,078
Regency Centers Corp.	600,644	46,543,904
Retail Opportunity Investments Corp.	623,233	13,686,197
Rexford Industrial Realty, Inc. REIT	381,896	8,741,599
RLJ Lodging Trust REIT	712,318	14,980,048
Saul Centers, Inc.	66,128	4,404,125
Senior Housing Properties Trust	1,360,774	30,903,178
Seritage Growth Properties Class A REIT (a)	130,415	6,609,432
Silver Bay Realty Trust Corp. REIT	206,022	3,611,566
Simon Property Group, Inc. REIT	1,803,778	373,400,084
SL Green Realty Corp. REIT	576,443	62,313,488
Sun Communities, Inc. REIT	357,971	28,093,564
Sunstone Hotel Investors, Inc. REIT	1,241,039	15,872,889
Tanger Factory Outlet Centers, Inc.	550,395	21,443,389
Taubman Centers, Inc.	346,048	25,749,432
Tier REIT, Inc. (a)	268,556	4,146,505
UDR, Inc. REIT	1,530,205	55,072,078
Universal Health Realty Income Trust	71,220	4,488,284
Urban Edge Properties	524,142	14,749,356
Ventas, Inc. REIT	2,017,480	142,494,612
Vornado Realty Trust REIT	986,881	99,882,226
Washington Prime Group, Inc. REIT	1,062,066	13,148,377
Washington Real Estate Investment Trust	423,730	13,186,478
Weingarten Realty Investors REIT	676,844	26,383,379
Welltower, Inc. REIT	2,055,090	153,659,079
Xenia Hotels & Resorts, Inc. (a)	616,603	9,360,034

TOTAL COMMON STOCKS (Cost $3,032,459,044)		3,763,840,272

See accompanying Notes to Schedule of Investments

SPDR Dow Jones REIT ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	10,352,470	$10,352,470
State Street Navigator Securities Lending Prime Portfolio (d) (e)	33,937,988	33,937,988

TOTAL SHORT-TERM INVESTMENTS (Cost $44,290,458)		44,290,458

TOTAL INVESTMENTS — 100.7% (Cost $3,076,749,502)		3,808,130,730
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(27,522,557)

NET ASSETS — 100.0%		$3,780,608,173

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Retail REITS	$977,660,029	$—	$—	$977,660,029
Office REITS	579,234,781	—	—	579,234,781
Residential REITS.	730,845,329	—	—	730,845,329
Hotel & Resort REITS	202,331,301	—	—	202,331,301
Health Care REITS	481,669,305	—	—	481,669,305
Diversified REITS.	104,196,173	—	—	104,196,173
Specialized REITS	404,113,066	—	—	404,113,066
Industrial REITS	283,790,288	—	—	283,790,288
Short-Term Investments	44,290,458	—	—	44,290,458

TOTAL INVESTMENTS	$3,808,130,730	$—	$—	$3,808,130,730

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	8,262,151	$8,262,151	65,728,178	63,637,859	10,352,470	10,352,470	6,050	$—
State Street Navigator Securities Lending Prime Portfolio .	189,464,977	189,464,977	96,909,625	252,436,614	33,937,988	33,937,988	63,346	—

TOTAL		$197,727,128				$44,290,458	$69,396	$—

See accompanying Notes to Schedule of Investments

SPDR S&P Bank ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 4.9%
Bank of New York Mellon Corp.	1,483,915	$59,178,530
Northern Trust Corp.	880,904	59,892,663

		119,071,193

DIVERSIFIED BANKS — 14.9%
Bank of America Corp.	3,858,710	60,388,812
Citigroup, Inc.	1,287,645	60,815,473
Comerica, Inc.	1,314,612	62,207,440
JPMorgan Chase & Co.	911,275	60,681,802
US Bancorp	1,399,108	60,007,742
Wells Fargo & Co.	1,246,657	55,201,972

		359,303,241

OTHER DIVERSIFIED FINANCIAL SERVICES — 2.5%
Voya Financial, Inc.	2,080,700	59,965,774

REGIONAL BANKS — 71.4%
Associated Banc-Corp.	842,583	16,506,201
BancorpSouth, Inc.	559,250	12,974,600
Bank of Hawaii Corp. (a)	250,904	18,220,649
Bank of the Ozarks, Inc. (a)	1,545,912	59,363,021
BankUnited, Inc.	1,046,467	31,603,303
BB&T Corp.	1,589,934	59,972,311
Cathay General Bancorp	463,844	14,277,118
CIT Group, Inc.	1,630,782	59,197,387
Citizens Financial Group, Inc.	2,448,010	60,490,327
Commerce Bancshares, Inc.	415,051	20,445,412
Cullen/Frost Bankers, Inc. (a)	515,525	37,086,869
East West Bancorp, Inc.	1,013,184	37,193,985
Fifth Third Bancorp	3,047,456	62,350,950
First Horizon National Corp.	2,388,174	36,371,890
First Republic Bank	801,494	61,803,202
FNB Corp.	1,812,360	22,292,028
Fulton Financial Corp.	807,275	11,721,633
Glacier Bancorp, Inc.	288,749	8,235,121
Great Western Bancorp, Inc.	447,620	14,914,698
Hancock Holding Co.	685,745	22,238,710
Home BancShares, Inc.	430,361	8,955,812
Hope Bancorp, Inc.	669,824	11,634,843
Huntington Bancshares, Inc.	6,159,870	60,736,318
IBERIABANK Corp.	274,867	18,449,073
Investors Bancorp, Inc.	2,932,813	35,223,084
KeyCorp	4,953,951	60,289,584
M&T Bank Corp.	518,689	60,219,793
MB Financial, Inc.	429,223	16,327,643
PacWest Bancorp	773,702	33,199,553
People’s United Financial, Inc. (a)	3,630,342	57,432,010
Pinnacle Financial Partners, Inc.	221,266	11,966,065
PNC Financial Services Group, Inc.	675,477	60,853,723
Popular, Inc.	535,216	20,455,956
PrivateBancorp, Inc.	869,260	39,916,419
Prosperity Bancshares, Inc. (a)	352,366	19,341,370
Regions Financial Corp.	6,178,612	60,982,900
Signature Bank (b)	512,985	60,763,073
Sterling Bancorp	782,823	13,699,403
SunTrust Banks, Inc.	1,399,720	61,307,736
SVB Financial Group (b)	535,467	59,190,522
Synovus Financial Corp.	984,435	32,023,671
TCF Financial Corp.	1,223,073	17,746,789

Texas Capital Bancshares, Inc. (b)	456,541	25,073,232
UMB Financial Corp. (a)	198,062	11,774,786
Umpqua Holdings Corp.	1,927,105	29,002,930
United Bankshares, Inc. (a)	347,697	13,097,746
Valley National Bancorp	1,737,292	16,903,851
Webster Financial Corp.	855,384	32,513,146
Western Alliance Bancorp (b)	867,600	32,569,704
Wintrust Financial Corp.	313,385	17,414,804
Zions Bancorp	1,986,785	61,630,071

		1,727,955,025

THRIFTS & MORTGAGE FINANCE — 6.0%
MGIC Investment Corp. (b)	5,507,848	44,062,784
New York Community Bancorp, Inc.	3,998,393	56,897,132
Radian Group, Inc.	2,543,086	34,458,815
Washington Federal, Inc.	375,992	10,031,467

		145,450,198

TOTAL COMMON STOCKS (Cost $2,418,027,635)		2,411,745,431

SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	5,118,496	5,118,496
State Street Navigator Securities Lending Prime Portfolio (d) (e)	23,517,033	23,517,033

TOTAL SHORT-TERM INVESTMENTS (Cost $28,635,529)		28,635,529

TOTAL INVESTMENTS — 100.9% (Cost $2,446,663,164)		2,440,380,960
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(20,609,393)

NET ASSETS — 100.0%		$2,419,771,567

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned

See accompanying Notes to Schedule of Investments

SPDR S&P Bank ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Asset Management & Custody Banks	$119,071,193	$—	$—	$119,071,193
Diversified Banks	359,303,241	—	—	359,303,241
Other Diversified Financial Services	59,965,774	—	—	59,965,774
Regional Banks	1,727,955,025	—	—	1,727,955,025
Thrifts & Mortgage Finance	145,450,198	—	—	145,450,198
Short-Term Investments	28,635,529	—	—	28,635,529

TOTAL INVESTMENTS	$2,440,380,960	$—	$—	$2,440,380,960

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	5,252,510	$5,252,510	27,261,476	27,395,490	5,118,496	$5,118,496	$5,120	$—
State Street Navigator Securities Lending Prime Portfolio .	127,748,999	127,748,999	92,949,688	197,181,654	23,517,033	23,517,033	37,806	—

TOTAL		$133,001,509				$28,635,529	$42,926	$—

See accompanying Notes to Schedule of Investments

SPDR S&P Capital Markets ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 43.6%
Affiliated Managers Group, Inc. (a)	11,346	$1,641,766
Ameriprise Financial, Inc.	16,404	1,636,627
Artisan Partners Asset Management, Inc. Class A	47,284	1,286,125
Bank of New York Mellon Corp.	39,936	1,592,648
BlackRock, Inc.	4,511	1,635,057
Cohen & Steers, Inc.	9,928	424,422
Diamond Hill Investment Group, Inc.	907	167,604
Eaton Vance Corp.	42,372	1,654,627
Federated Investors, Inc. Class B	51,663	1,530,775
Financial Engines, Inc. (b)	33,004	980,549
Franklin Resources, Inc.	45,900	1,632,663
Invesco, Ltd.	53,069	1,659,468
Janus Capital Group, Inc. (b)	116,354	1,630,119
Legg Mason, Inc.	47,672	1,596,059
Northern Trust Corp.	23,697	1,611,159
NorthStar Asset Management Group, Inc.	133,932	1,731,741
SEI Investments Co.	36,958	1,685,654
State Street Corp. (c)	23,399	1,629,272
T Rowe Price Group, Inc.	24,169	1,607,238
Virtus Investment Partners, Inc.	12,236	1,197,415
Waddell & Reed Financial, Inc. Class A (b)	90,564	1,644,642
WisdomTree Investments, Inc. (b)	161,941	1,666,373

		31,842,003

FINANCIAL EXCHANGES & DATA — 22.1%
Bats Global Markets, Inc.	27,300	822,549
CBOE Holdings, Inc.	24,000	1,556,400
CME Group, Inc.	15,400	1,609,608
FactSet Research Systems, Inc.	9,244	1,498,453
Intercontinental Exchange, Inc.	5,778	1,556,362
MarketAxess Holdings, Inc.	9,500	1,573,105
Moody’s Corp.	15,300	1,656,684
Morningstar, Inc.	11,716	928,727
MSCI, Inc.	19,248	1,615,677
Nasdaq, Inc.	23,643	1,596,848
S&P Global, Inc.	13,344	1,688,817

		16,103,230

INVESTMENT BANKING & BROKERAGE — 34.1%
BGC Partners, Inc. Class A	141,704	1,239,910
Charles Schwab Corp.	53,293	1,682,460
Cowen Group, Inc. Class A (a)	89,873	326,239
E*TRADE Financial Corp. (a)	61,569	1,792,889
Evercore Partners, Inc. Class A	31,670	1,631,322
Goldman Sachs Group, Inc.	9,683	1,561,577
Greenhill & Co., Inc.	47,621	1,122,427
Interactive Brokers Group, Inc. Class A (b)	46,267	1,631,837
INTL. FCStone, Inc. (a)	7,530	292,541
Investment Technology Group, Inc.	37,310	639,493
KCG Holdings, Inc. Class A (a)	59,545	924,734
Lazard, Ltd. Class A	44,396	1,614,239
LPL Financial Holdings, Inc. (b)	55,969	1,674,033
Moelis & Co. Class A	12,855	345,671
Morgan Stanley	51,704	1,657,630
Piper Jaffray Cos. (a)	13,742	663,739

PJT Partners, Inc. Class A (b)	16,546	451,209
Raymond James Financial, Inc.	28,412	1,653,863
Stifel Financial Corp. (a)	42,874	1,648,505
TD Ameritrade Holding Corp.	50,872	1,792,729
Virtu Financial, Inc. Class A	34,101	510,492

		24,857,539

TOTAL COMMON STOCKS (Cost $76,107,678)		72,802,772

SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e)	101,289	101,289
State Street Navigator Securities Lending Prime Portfolio (e) (f)	3,314,319	3,314,319

TOTAL SHORT-TERM INVESTMENTS (Cost $3,415,608)		3,415,608

TOTAL INVESTMENTS — 104.5% (Cost $79,523,286)		76,218,380
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(3,295,207)

NET ASSETS — 100.0%		$72,923,173

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned

See accompanying Notes to Schedule of Investments

SPDR S&P Capital Markets ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Asset Management & Custody Banks	$31,842,003	$—	$—	$31,842,003
Financial Exchanges & Data	16,103,230	—	—	16,103,230
Investment Banking & Brokerage	24,857,539	—	—	24,857,539
Short-Term Investments	3,415,608	—	—	3,415,608

TOTAL INVESTMENTS	$76,218,380	$—	$—	$76,218,380

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Corp	45,119	$2,432,816	3,022	$24,742	23,399	$1,629,272	$8,892	$69,472
State Street Institutional Liquid Reserves Fund, Premier Class	117,181	117,181	651,717	667,609	101,289	101,289	220	—
State Street Navigator Securities Lending Prime Portfolio	11,032,773	11,032,773	13,899,951	21,618,405	3,314,319	3,314,319	12,667	—

TOTAL		$13,582,770				$5,044,880	$21,779	$69,472

See accompanying Notes to Schedule of Investments

SPDR S&P Insurance ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INSURANCE BROKERS — 12.4%
Aon PLC	140,212	$15,772,448
Arthur J Gallagher & Co.	310,663	15,803,427
Brown & Brown, Inc.	323,275	12,190,700
Marsh & McLennan Cos., Inc.	231,421	15,563,062
Willis Towers Watson PLC	125,108	16,610,589

		75,940,226

LIFE & HEALTH INSURANCE — 25.2%
Aflac, Inc.	210,974	15,162,701
American Equity Investment Life Holding Co.	268,755	4,765,026
CNO Financial Group, Inc.	862,942	13,177,124
Genworth Financial, Inc. Class A (a)	2,672,064	13,253,438
Lincoln National Corp.	325,187	15,277,285
MetLife, Inc.	347,790	15,452,310
Primerica, Inc. (b)	270,537	14,346,577
Principal Financial Group, Inc.	315,765	16,265,055
Prudential Financial, Inc.	192,901	15,750,367
Torchmark Corp.	237,276	15,159,564
Unum Group	433,287	15,299,364

		153,908,811

MULTI-LINE INSURANCE — 11.6%
American Financial Group, Inc.	114,926	8,619,450
American International Group, Inc.	260,374	15,450,593
Assurant, Inc.	171,159	15,789,418
Hartford Financial Services Group, Inc.	372,014	15,929,639
Loews Corp.	370,593	15,249,902

		71,039,002

PROPERTY & CASUALTY INSURANCE — 38.4%
Allied World Assurance Co. Holdings AG	275,698	11,143,713
Allstate Corp.	224,760	15,548,897
AmTrust Financial Services, Inc.	395,203	10,603,296
Arch Capital Group, Ltd. (a)	150,661	11,941,391
Aspen Insurance Holdings, Ltd.	144,653	6,739,383
Assured Guaranty, Ltd.	437,132	12,130,413
Axis Capital Holdings, Ltd.	255,569	13,885,064
Chubb, Ltd.	122,877	15,439,495
Cincinnati Financial Corp.	202,292	15,256,863
First American Financial Corp.	362,656	14,245,128
Hanover Insurance Group, Inc.	138,127	10,417,538
Markel Corp. (a)	16,274	15,114,803
Mercury General Corp.	65,423	3,588,452
Old Republic International Corp.	734,551	12,942,789
ProAssurance Corp.	81,054	4,253,714
Progressive Corp.	488,955	15,402,082
RLI Corp.	63,297	4,326,983
Travelers Cos., Inc.	133,496	15,291,967
WR Berkley Corp.	198,152	11,445,259
XL Group, Ltd.	445,430	14,979,811

		234,697,041

REINSURANCE — 12.3%
Alleghany Corp. (a)	26,629	13,980,758
Endurance Specialty Holdings, Ltd.	143,619	9,399,864
Everest Re Group, Ltd.	80,560	15,303,983
Reinsurance Group of America, Inc.	119,597	12,909,300

RenaissanceRe Holdings, Ltd. (b)	113,475	13,635,156
Validus Holdings, Ltd.	203,517	10,139,217

		75,368,278

TOTAL COMMON STOCKS (Cost $600,273,688)		610,953,358

SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	1,220,434	1,220,434
State Street Navigator Securities Lending Prime Portfolio (d) (e)	10,885,826	10,885,826

TOTAL SHORT-TERM INVESTMENTS (Cost $12,106,260)		12,106,260

TOTAL INVESTMENTS — 101.9% (Cost $612,379,948)		623,059,618
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(11,441,950)

NET ASSETS — 100.0%		$611,617,668

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned

See accompanying Notes to Schedule of Investments

SPDR S&P Insurance ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Insurance Brokers	$75,940,226	$—	$—	$75,940,226
Life & Health Insurance	153,908,811	—	—	153,908,811
Multi-line Insurance	71,039,002	—	—	71,039,002
Property & Casualty Insurance	234,697,041	—	—	234,697,041
Reinsurance	75,368,278	—	—	75,368,278
Short-Term Investments	12,106,260	—	—	12,106,260

TOTAL INVESTMENTS	$623,059,618	$—	$—	$623,059,618

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,113,237	$1,113,237	3,872,502	3,765,305	1,220,434	$1,220,434	$1,016	$—
State Street Navigator Securities Lending Prime Portfolio	24,392,904	24,392,904	39,118,868	52,625,946	10,885,826	10,885,826	5,135	—

TOTAL		$25,506,141				$12,106,260	$6,151	$—

See accompanying Notes to Schedule of Investments

SPDR S&P Regional Banking ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
REGIONAL BANKS — 99.8%
Ameris Bancorp	109,985	$3,843,976
Associated Banc-Corp.	672,530	13,174,863
Banc of California, Inc.	370,822	6,474,552
BancorpSouth, Inc.	446,407	10,356,642
Bank of Hawaii Corp. (a)	200,278	14,544,188
Bank of the Ozarks, Inc. (a)	1,233,931	47,382,950
BankUnited, Inc.	835,297	25,225,969
Banner Corp.	136,197	5,957,257
BB&T Corp.	2,218,280	83,673,522
Berkshire Hills Bancorp, Inc.	72,194	2,000,496
BOK Financial Corp. (a)	186,848	12,886,907
Boston Private Financial Holdings, Inc.	365,375	4,687,761
Brookline Bancorp, Inc.	174,142	2,122,791
Capital Bank Financial Corp. Class A (a)	81,823	2,627,337
Cardinal Financial Corp.	88,782	2,316,322
Cathay General Bancorp	370,266	11,396,787
CenterState Banks, Inc.	134,843	2,390,766
Central Pacific Financial Corp.	114,382	2,881,283
Chemical Financial Corp.	183,253	8,086,955
CIT Group, Inc.	1,301,690	47,251,347
Citizens Financial Group, Inc.	3,415,519	84,397,474
City Holding Co.	52,279	2,629,111
Columbia Banking System, Inc.	175,984	5,758,196
Commerce Bancshares, Inc. (a)	331,375	16,323,533
Community Bank System, Inc. (a)	104,990	5,051,069
Cullen/Frost Bankers, Inc. (a)	411,465	29,600,792
Customers Bancorp, Inc. (b)	120,649	3,035,529
CVB Financial Corp. (a)	388,910	6,848,705
Eagle Bancorp, Inc. (a)(b)	91,593	4,518,283
East West Bancorp, Inc.	808,801	29,691,085
Fifth Third Bancorp	4,251,919	86,994,263
First BanCorp (b)	502,069	2,610,759
First Commonwealth Financial Corp. (a)	171,434	1,729,769
First Financial Bancorp	128,266	2,801,329
First Financial Bankshares, Inc. (a)	146,808	5,349,684
First Horizon National Corp.	1,906,287	29,032,751
First Interstate BancSystem, Inc. Class A	56,434	1,778,235
First Midwest Bancorp, Inc.	283,817	5,494,697
First Republic Bank	640,582	49,395,278
FNB Corp.	1,446,633	17,793,586
Fulton Financial Corp.	644,399	9,356,673
Glacier Bancorp, Inc.	230,513	6,574,231
Great Western Bancorp, Inc.	357,327	11,906,136
Hancock Holding Co.	547,380	17,751,533
Hanmi Financial Corp.	97,708	2,573,629
Hilltop Holdings, Inc. (b)	259,343	5,824,844
Home BancShares, Inc.	343,456	7,147,319
Hope Bancorp, Inc.	534,677	9,287,339
Huntington Bancshares, Inc.	8,594,268	84,739,482
IBERIABANK Corp.	219,477	14,731,296
Independent Bank Corp.	58,655	3,172,649
International Bancshares Corp.	118,343	3,524,255
Investors Bancorp, Inc.	2,340,954	28,114,858
KeyCorp	6,911,919	84,118,054

LegacyTexas Financial Group, Inc.	226,466	7,163,120
M&T Bank Corp.	723,792	84,032,251
MB Financial, Inc.	342,567	13,031,249
National Bank Holdings Corp. Class A	102,580	2,397,295
NBT Bancorp, Inc.	75,626	2,485,827
OFG Bancorp	340,486	3,442,313
Old National Bancorp	682,547	9,596,611
Opus Bank	137,141	4,850,677
Pacific Premier Bancorp, Inc. (b)	98,608	2,609,168
PacWest Bancorp (a)	617,539	26,498,598
People’s United Financial, Inc. (a)	2,897,822	45,843,544
Pinnacle Financial Partners, Inc.	176,593	9,550,149
PNC Financial Services Group, Inc.	942,349	84,896,221
Popular, Inc.	427,249	16,329,457
PrivateBancorp, Inc.	693,837	31,860,995
Prosperity Bancshares, Inc.	281,240	15,437,264
Regions Financial Corp.	8,620,553	85,084,858
Renasant Corp. (a)	122,984	4,135,952
ServisFirst Bancshares, Inc.	61,037	3,168,431
Signature Bank (b)	462,416	54,773,175
Simmons First National Corp. Class A	59,517	2,969,898
South State Corp.	73,780	5,536,451
Southside Bancshares, Inc. (a)	62,417	2,008,579
State Bank Financial Corp.	55,156	1,258,660
Sterling Bancorp (a)	624,850	10,934,875
SunTrust Banks, Inc.	1,952,950	85,539,210
SVB Financial Group (b)	427,429	47,248,002
Synovus Financial Corp.	785,775	25,561,261
TCF Financial Corp.	976,267	14,165,634
Texas Capital Bancshares, Inc. (b)	364,406	20,013,178
Trustmark Corp.	331,440	9,134,486
UMB Financial Corp. (a)	158,131	9,400,888
Umpqua Holdings Corp.	1,538,174	23,149,519
United Bankshares, Inc. (a)	277,489	10,453,011
United Community Banks, Inc.	404,914	8,511,292
Valley National Bancorp	1,386,700	13,492,591
Webster Financial Corp. (a)	682,768	25,952,012
Westamerica Bancorporation (a)	105,692	5,377,609
Western Alliance Bancorp (b)	692,577	25,999,341
Wintrust Financial Corp.	247,390	13,747,462
Zions Bancorp	2,510,266	77,868,451

TOTAL COMMON STOCKS (Cost $1,971,032,532)		1,934,448,662

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	872,800	872,800
State Street Navigator Securities Lending Prime Portfolio (d) (e)	10,775,472	10,775,472

TOTAL SHORT-TERM INVESTMENTS (Cost $11,648,272)		11,648,272

TOTAL INVESTMENTS — 100.4%
(Cost $1,982,680,804)		1,946,096,934
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(7,973,085)

NET ASSETS — 100.0%		$1,938,123,849

See accompanying Notes to Schedule of Investments

SPDR S&P Regional Banking ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Regional Banks	$1,934,448,662	$—	$—	$1,934,448,662
Short-Term Investments	11,648,272	—	—	11,648,272

TOTAL INVESTMENTS	$1,946,096,934	$—	$—	$1,946,096,934

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	3,291,452	$3,291,452	20,632,687	23,051,339	872,800	$872,800	$3,446	$—
State Street Navigator Securities Lending Prime Portfolio	61,790,990	61,790,990	122,553,978	173,569,496	10,775,472	10,775,472	45,566	—

TOTAL		$65,082,442				$11,648,272	$49,012	$—

See accompanying Notes to Schedule of Investments

SPDR Morgan Stanley Technology ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUTOMOBILES — 2.2%
Tesla Motors, Inc. (a) (b)	58,474	$11,930,450

COMMUNICATIONS EQUIPMENT — 16.1%
Arista Networks, Inc. (a) (b)	191,740	16,313,239
Cisco Systems, Inc. (a)	512,699	16,262,812
F5 Networks, Inc. (a)	138,010	17,201,567
Juniper Networks, Inc.	469,722	11,301,512
Motorola Solutions, Inc.	199,372	15,208,095
Palo Alto Networks, Inc. (a) (b)	73,619	11,729,715

		88,016,940

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.2%
Corning, Inc.	748,490	17,701,789

INTERNET & CATALOG RETAIL — 8.0%
Amazon.com, Inc. (a)	20,322	17,015,814
Netflix, Inc. (a) (b)	114,184	11,252,833
Priceline Group, Inc. (a)	10,475	15,413,858

		43,682,505

INTERNET SOFTWARE & SERVICES — 16.4%
Alibaba Group Holding, Ltd. ADR (a) (b)	163,027	17,246,626
Alphabet, Inc. Class A (a)	17,764	14,283,322
Alphabet, Inc. Class C (a)	18,245	14,181,656
eBay, Inc. (a)	490,623	16,141,497
Facebook, Inc. Class A (a)	129,510	16,612,248
LinkedIn Corp. Class A (a)	59,639	11,398,205

		89,863,554

IT SERVICES — 13.0%
Accenture PLC Class A (a)	132,130	16,142,322
Automatic Data Processing, Inc.	161,517	14,245,799
Cognizant Technology Solutions Corp. Class A (a)	228,917	10,921,630
International Business Machines Corp.	96,300	15,297,255
Visa, Inc. Class A	176,545	14,600,272

		71,207,278

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.6%
Applied Materials, Inc. (a)	744,275	22,439,891
Broadcom, Ltd.	96,128	16,584,003
Intel Corp. (a)	397,803	15,017,063
Lam Research Corp.	185,397	17,558,950
QUALCOMM, Inc.	284,059	19,458,041

		91,057,948

SOFTWARE — 18.5%
Microsoft Corp. (a)	248,931	14,338,426
Oracle Corp. (a)	370,668	14,559,839
salesforce.com, Inc. (a)	174,700	12,461,351
SAP SE (b)	172,478	15,766,214
ServiceNow, Inc. (a)	157,041	12,429,795
Splunk, Inc. (a)	250,949	14,725,687
VMware, Inc. Class A (a)	236,964	17,381,310

		101,662,622

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.8%
Apple, Inc.	127,097	14,368,316
NetApp, Inc. (a)	488,128	17,484,745

		31,853,061

TOTAL COMMON STOCKS
(Cost $432,068,566)		546,976,147

SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	894,055	894,055
State Street Navigator Securities Lending Prime Portfolio (d) (e)	20,701,646	20,701,646

TOTAL SHORT-TERM INVESTMENTS (Cost $21,595,701)		21,595,701

TOTAL INVESTMENTS — 103.7% (Cost $453,664,267)		568,571,848
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(20,548,429)

NET ASSETS — 100.0%		$548,023,419

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned

ADR = American Depositary Receipt

See accompanying Notes to Schedule of Investments

SPDR Morgan Stanley Technology ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Automobiles.	$11,930,450	$—	$—	$11,930,450
Communications Equipment	88,016,940	—	—	88,016,940
Electronic Equipment, Instruments & Components	17,701,789	—	—	17,701,789
Internet & Catalog Retail	43,682,505	—	—	43,682,505
Internet Software & Services	89,863,554	—	—	89,863,554
IT Services.	71,207,278	—	—	71,207,278
Semiconductors & Semiconductor Equipment	91,057,948	—	—	91,057,948
Software	101,662,622	—	—	101,662,622
Technology Hardware, Storage & Peripherals	31,853,061	—	—	31,853,061
Short-Term Investments	21,595,701	—	—	21,595,701

TOTAL INVESTMENTS	$568,571,848	$—	$—	$568,571,848

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	927,485	$927,485	1,583,399	1,616,829	894,055	$894,055	$1,369	$—
State Street Navigator Securities Lending Prime Portfolio	34,544,012	34,544,012	84,804,184	98,646,550	20,701,646	20,701,646	364,766	—

TOTAL		$35,471,497				$21,595,701	$366,135	$—

See accompanying Notes to Schedule of Investments

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
General Dynamics Corp.	922,551	$143,143,013
United Technologies Corp.	1,487,698	151,150,117

		294,293,130

AIR FREIGHT & LOGISTICS — 0.7%
Expeditors International of Washington, Inc.	1,975,778	101,792,083

BANKS — 4.9%
Commerce Bancshares, Inc. (a)	2,378,129	117,146,635
Cullen/Frost Bankers, Inc. (a)	2,987,161	214,896,362
People’s United Financial, Inc. (a)	18,274,695	289,105,675
United Bankshares, Inc. (a)	2,209,185	83,219,999

		704,368,671

BEVERAGES — 2.9%
Brown-Forman Corp. Class B	1,658,224	78,666,147
Coca-Cola Co.	4,094,064	173,260,788
PepsiCo, Inc.	1,580,829	171,946,770

		423,873,705

BIOTECHNOLOGY — 1.5%
AbbVie, Inc.	3,506,286	221,141,458

BUILDING PRODUCTS — 0.5%
AO Smith Corp.	739,060	73,011,737

CAPITAL MARKETS — 4.4%
Eaton Vance Corp. (a)	4,841,204	189,049,016
Franklin Resources, Inc.	3,727,067	132,571,773
S&P Global, Inc.	695,235	87,988,942
SEI Investments Co.	1,282,243	58,483,103
T Rowe Price Group, Inc.	2,426,270	161,346,955

		629,439,789

CHEMICALS — 6.4%
Air Products & Chemicals, Inc.	989,908	148,822,769
Albemarle Corp.	1,099,297	93,978,900
Ecolab, Inc.	597,486	72,725,996
HB Fuller Co.	1,647,604	76,564,158
PPG Industries, Inc.	866,993	89,612,396
Praxair, Inc.	1,377,785	166,477,762
RPM International, Inc.	2,599,839	139,663,351
Sherwin-Williams Co.	236,774	65,505,895
Valspar Corp.	693,570	73,566,970

		926,918,197

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp. (a)	602,157	67,802,878

CONTAINERS & PACKAGING — 2.8%
AptarGroup, Inc.	1,145,042	88,637,701
Bemis Co., Inc. (a)	2,613,984	133,339,324
Sonoco Products Co.	3,317,697	175,273,933

		397,250,958

DISTRIBUTORS — 1.1%
Genuine Parts Co.	1,579,602	158,671,021

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	6,261,802	254,291,779

ELECTRIC UTILITIES — 1.1%
NextEra Energy, Inc.	1,248,957	152,772,420

ELECTRICAL EQUIPMENT — 1.5%
Emerson Electric Co.	3,965,216	216,143,924

FOOD & STAPLES RETAILING — 2.8%
Sysco Corp.	2,850,211	139,688,841
Wal-Mart Stores, Inc.	2,262,422	163,165,875
Walgreens Boots Alliance, Inc.	1,291,497	104,120,488

		406,975,204

FOOD PRODUCTS — 3.2%
Archer-Daniels-Midland Co.	3,887,813	163,949,074
Hormel Foods Corp. (a)	2,610,422	99,013,307
Lancaster Colony Corp. (a)	736,608	97,298,551
McCormick & Co., Inc.	939,533	93,878,137

		454,139,069

GAS UTILITIES — 5.4%
Atmos Energy Corp.	1,558,872	116,089,198
National Fuel Gas Co.	3,067,888	165,880,704
New Jersey Resources Corp.	3,545,891	116,517,978
Piedmont Natural Gas Co., Inc. (a)	2,295,817	137,840,853
UGI Corp.	2,808,167	127,041,475
WGL Holdings, Inc.	1,859,500	116,590,650

		779,960,858

HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Abbott Laboratories	3,723,165	157,452,648
Becton Dickinson and Co.	544,584	97,878,082
C.R. Bard, Inc.	116,842	26,205,324
Medtronic PLC	1,382,611	119,457,590
West Pharmaceutical Services, Inc.	492,606	36,699,147

		437,692,791

HEALTH CARE PROVIDERS & SERVICES — 0.9%
Cardinal Health, Inc.	1,684,981	130,923,024

HOTELS, RESTAURANTS & LEISURE — 1.1%
McDonald’s Corp.	1,401,218	161,644,509

HOUSEHOLD DURABLES — 1.0%
Leggett & Platt, Inc.	3,023,332	137,803,473

HOUSEHOLD PRODUCTS — 4.2%
Clorox Co.	1,039,139	130,079,420
Colgate-Palmolive Co.	1,735,330	128,657,366
Kimberly-Clark Corp.	1,207,878	152,361,731
Procter & Gamble Co.	2,241,647	201,187,818

		612,286,335

INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	853,640	150,436,977
Carlisle Cos., Inc.	644,717	66,128,623
Roper Technologies, Inc.	246,667	45,009,327

		261,574,927

INSURANCE — 6.2%
Aflac, Inc.	1,878,758	135,026,337
Brown & Brown, Inc.	2,143,176	80,819,167
Chubb, Ltd.	998,322	125,439,159
Cincinnati Financial Corp.	2,079,530	156,838,153
Mercury General Corp. (a)	821,857	45,078,856
Old Republic International Corp.	11,822,080	208,305,050
RenaissanceRe Holdings, Ltd. (a)	547,985	65,845,878

See accompanying Notes to Schedule of Investments

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

RLI Corp. (a)	1,025,384	$70,095,250

		887,447,850

IT SERVICES — 2.4%
Automatic Data Processing, Inc.	1,468,859	129,553,364
International Business Machines Corp.	1,383,074	219,701,305

		349,254,669

LEISURE EQUIPMENT & PRODUCTS — 0.9%
Polaris Industries, Inc. (a)	1,692,985	131,104,758

MACHINERY — 8.8%
Caterpillar, Inc. (a)	3,109,430	276,024,101
CLARCOR, Inc. (a)	1,413,636	91,886,340
Donaldson Co., Inc.	3,493,258	130,403,321
Dover Corp.	2,065,905	152,133,244
Illinois Tool Works, Inc.	1,119,896	134,208,337
Lincoln Electric Holdings, Inc.	2,138,433	133,908,675
Nordson Corp.	791,548	78,861,927
Pentair PLC (a)	2,263,892	145,432,422
Stanley Black & Decker, Inc.	997,341	122,652,996

		1,265,511,363

MEDIA — 0.5%
John Wiley & Sons, Inc. Class A	1,409,414	72,739,857

METALS & MINING — 1.2%
Nucor Corp.	3,498,344	172,993,111

MULTI-UTILITIES — 4.2%
Black Hills Corp. (b)	2,569,845	157,325,911
Consolidated Edison, Inc.	2,493,304	187,745,791
MDU Resources Group, Inc.	5,729,189	145,750,568
Vectren Corp.	2,204,382	110,659,977

		601,482,247

MULTILINE RETAIL — 1.3%
Target Corp. (a)	2,787,368	191,436,434

OIL, GAS & CONSUMABLE FUELS — 2.9%
Chevron Corp.	2,347,465	241,601,098
Exxon Mobil Corp.	2,068,120	180,505,513

		422,106,611

PHARMACEUTICALS — 1.1%
Johnson & Johnson	1,281,842	151,423,995

REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.7%
Essex Property Trust, Inc.	750,954	167,237,456
Federal Realty Investment Trust	825,646	127,091,689
HCP, Inc.	10,152,677	385,294,092
National Retail Properties, Inc.	3,919,200	199,291,320
Realty Income Corp.	2,978,120	199,325,571
Tanger Factory Outlet Centers, Inc.	4,714,754	183,686,816

		1,261,926,944

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
Linear Technology Corp.	3,459,377	205,106,462

SOFTWARE — 0.4%
CDK Global, Inc.	1,020,938	58,561,004

SPECIALTY RETAIL — 1.1%
Lowe’s Cos., Inc.	1,332,072	96,188,919
Ross Stores, Inc.	964,965	62,047,250

		158,236,169

TEXTILES,APPAREL & LUXURY GOODS — 0.9%
VF Corp. (a)	2,344,465	131,407,263

TRADING COMPANIES & DISTRIBUTORS — 0.9%
W.W. Grainger, Inc. (a)	598,877	134,651,505

WATER UTILITIES — 0.7%
Aqua America, Inc.	3,509,801	106,978,735

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Telephone & Data Systems, Inc.	3,625,796	98,549,135

TOTAL COMMON STOCKS (Cost $11,239,588,850)		14,405,690,052

SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	16,271,421	16,271,421
State Street Navigator Securities Lending Prime Portfolio (d) (e)	164,993,068	164,993,068

TOTAL SHORT-TERM INVESTMENTS (Cost $181,264,489)		181,264,489

TOTAL INVESTMENTS — 101.0%
(Cost $11,420,853,339)		14,586,954,541
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(147,439,570)

NET ASSETS — 100.0%		$14,439,514,971

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense.	$294,293,130	$—	$—	$294,293,130
Air Freight & Logistics	101,792,083	—	—	101,792,083
Banks	704,368,671	—	—	704,368,671
Beverages	423,873,705	—	—	423,873,705
Biotechnology	221,141,458	—	—	221,141,458
Building Products	73,011,737	—	—	73,011,737
Capital Markets	629,439,789	—	—	629,439,789
Chemicals	926,918,197	—	—	926,918,197
Commercial Services & Supplies	67,802,878	—	—	67,802,878
Containers & Packaging	397,250,958	—	—	397,250,958
Distributors	158,671,021	—	—	158,671,021
Diversified Telecommunication Services	254,291,779	—	—	254,291,779
Electric Utilities	152,772,420	—	—	152,772,420
Electrical Equipment	216,143,924	—	—	216,143,924
Food & Staples Retailing	406,975,204	—	—	406,975,204
Food Products	454,139,069	—	—	454,139,069
Gas Utilities	779,960,858	—	—	779,960,858
Health Care Equipment & Supplies	437,692,791	—	—	437,692,791
Health Care Providers & Services	130,923,024	—	—	130,923,024
Hotels, Restaurants & Leisure	161,644,509	—	—	161,644,509
Household Durables.	137,803,473	—	—	137,803,473
Household Products	612,286,335	—	—	612,286,335
Industrial Conglomerates	261,574,927	—	—	261,574,927
Insurance	887,447,850	—	—	887,447,850
IT Services	349,254,669	—	—	349,254,669
Leisure Equipment & Products	131,104,758	—	—	131,104,758
Machinery	1,265,511,363	—	—	1,265,511,363
Media	72,739,857	—	—	72,739,857
Metals & Mining	172,993,111	—	—	172,993,111
Multi-Utilities	601,482,247	—	—	601,482,247
Multiline Retail	191,436,434	—	—	191,436,434
Oil, Gas & Consumable Fuels	422,106,611	—	—	422,106,611
Pharmaceuticals	151,423,995	—	—	151,423,995
Real Estate Investment Trusts (REITs)	1,261,926,944	—	—	1,261,926,944
Semiconductors & Semiconductor Equipment	205,106,462	—	—	205,106,462
Software	58,561,004	—	—	58,561,004
Specialty Retail	158,236,169	—	—	158,236,169
Textiles, Apparel & Luxury Goods	131,407,263	—	—	131,407,263
Trading Companies & Distributors	134,651,505	—	—	134,651,505
Water Utilities	106,978,735	—	—	106,978,735
Wireless Telecommunication Services	98,549,135	—	—	98,549,135
Short-Term Investments	181,264,489	—	—	181,264,489

TOTAL INVESTMENTS	$14,586,954,541	$—	$—	$14,586,954,541

See accompanying Notes to Schedule of Investments

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
Black Hills Corp.	2,594,408	$68,723,433	144,422	168,985	2,569,845	$157,325,911	$1,064,492	$736,644
State Street Institutional Liquid Reserves Fund, Premier Class	11,738,494	11,738,494	146,099,805	141,566,878	16,271,421	16,271,421	37,692	—
State Street Navigator Securities Lending Prime Portfolio	591,373,476	591,373,476	439,466,925	865,847,333	164,993,068	164,993,068	302,575	—

TOTAL		$671,834,403				$338,590,400	$1,404,759	$736,644

See accompanying Notes to Schedule of Investments

SPDR S&P Aerospace & Defense ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 99.8%
AAR Corp.	51,801	$1,622,407
Aerojet Rocketdyne Holdings, Inc. (a)	103,532	1,820,093
Aerovironment, Inc. (a) (b)	57,660	1,407,481
Astronics Corp. (a) (b)	39,633	1,785,467
B/E Aerospace, Inc.	183,555	9,482,451
Boeing Co.	72,206	9,512,418
BWX Technologies, Inc.	205,018	7,866,541
Cubic Corp.	53,445	2,501,760
Curtiss-Wright Corp.	74,797	6,814,755
DigitalGlobe, Inc. (a)	149,695	4,116,612
Engility Holdings, Inc. (a)	50,568	1,592,892
Esterline Technologies Corp. (a)	57,700	4,387,508
General Dynamics Corp.	61,935	9,609,835
HEICO Corp.	60,677	4,198,848
Hexcel Corp.	197,902	8,767,059
Huntington Ingalls Industries, Inc.	56,957	8,738,343
KLX, Inc. (a)	108,516	3,819,763
L-3 Communications Holdings, Inc.	63,141	9,517,243
Lockheed Martin Corp.	39,059	9,363,223
Mercury Systems, Inc. (a)	84,748	2,082,258
Moog, Inc. Class A (a)	46,560	2,772,182
National Presto Industries, Inc.	9,592	842,082
Northrop Grumman Corp.	44,346	9,487,827
Orbital ATK, Inc.	123,613	9,423,019
Raytheon Co.	68,278	9,294,684
Rockwell Collins, Inc.	114,135	9,626,146
Spirit AeroSystems Holdings, Inc. (a)	204,322	9,100,502
TASER International, Inc. (a) (b)	368,232	10,535,117
Teledyne Technologies, Inc. (a)	45,192	4,877,573
Textron, Inc.	233,134	9,267,076

TransDigm Group, Inc. (a)	32,789	9,479,956
Triumph Group, Inc. (b)	235,005	6,551,939
United Technologies Corp.	90,461	9,190,838

TOTAL COMMON STOCKS (Cost $193,145,970)		209,455,898

SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	461,298	461,298
State Street Navigator Securities Lending Prime Portfolio (d) (e)	2,028,772	2,028,772

TOTAL SHORT-TERM INVESTMENTS (Cost $2,490,070)		2,490,070

TOTAL INVESTMENTS — 101.0% (Cost $195,636,040)		211,945,968
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(2,081,659)

NET ASSETS — 100.0%		$209,864,309

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$209,455,898	$—	$—	$209,455,898
Short-Term Investments	2,490,070	—	—	2,490,070

TOTAL INVESTMENTS	$211,945,968	$—	$—	$211,945,968

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	290,471	$290,471	744,179	573,352	461,298	$461,298	$439	$—
State Street Navigator Securities Lending Prime Portfolio	14,250,595	14,250,595	47,553,223	59,775,046	2,028,772	2,028,772	18,691	—

TOTAL		$14,541,066				$2,490,070	$19,130	$—

See accompanying Notes to Schedule of Investments

SPDR S&P Biotech ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
AbbVie, Inc.	947,626	$59,766,772
ACADIA Pharmaceuticals, Inc. (a) (b)	1,945,034	61,871,531
Acceleron Pharma, Inc. (a) (b)	370,768	13,418,094
Achillion Pharmaceuticals, Inc. (a) (b)	1,741,780	14,108,418
Acorda Therapeutics, Inc. (a)	625,770	13,066,078
Agenus, Inc. (a) (b)	936,805	6,726,260
Agios Pharmaceuticals, Inc. (a) (b)	732,038	38,666,247
Alder Biopharmaceuticals, Inc. (a)	681,209	22,323,219
Alexion Pharmaceuticals, Inc. (a)	480,641	58,897,748
Alkermes PLC (a)	969,494	45,595,303
Alnylam Pharmaceuticals, Inc. (a) (b)	860,315	58,312,151
AMAG Pharmaceuticals, Inc. (a)	1,085,751	26,611,757
Amgen, Inc.	360,479	60,131,502
Amicus Therapeutics, Inc. (a) (b)	2,578,841	19,083,423
Arena Pharmaceuticals, Inc. (a)	1,796,111	3,143,194
ARIAD Pharmaceuticals, Inc. (a)	4,488,664	61,449,810
Array BioPharma, Inc. (a) (b)	2,112,723	14,260,880
Arrowhead Pharmaceuticals, Inc. (a) (b)	418,330	3,074,725
Biogen, Inc. (a)	202,790	63,479,354
BioMarin Pharmaceutical, Inc. (a)	638,546	59,078,276
Bluebird Bio, Inc. (a) (b)	990,920	67,164,558
Celgene Corp. (a)	574,720	60,075,482
Celldex Therapeutics, Inc. (a) (b)	3,099,099	12,520,360
Cepheid (a)	466,963	24,604,280
Clovis Oncology, Inc. (a) (b)	579,173	20,879,187
Coherus Biosciences, Inc. (a)	316,364	8,472,228
Cytokinetics, Inc. (a) (b)	395,128	3,627,275
Dynavax Technologies Corp. (a) (b)	859,920	9,020,561
Eagle Pharmaceuticals, Inc. (a) (b)	376,412	26,348,840
Emergent BioSolutions, Inc. (a)	795,645	25,086,687
Exact Sciences Corp. (a) (b)	3,188,752	59,215,125
Exelixis, Inc. (a)	4,537,017	58,028,447
FibroGen, Inc. (a)	428,905	8,878,333
Five Prime Therapeutics, Inc. (a)	545,293	28,622,430
Genomic Health, Inc. (a)	214,287	6,197,180
Geron Corp. (a) (b)	1,659,799	3,751,146
Gilead Sciences, Inc.	769,300	60,867,016
Halozyme Therapeutics, Inc. (a)	1,404,074	16,961,214
Heron Therapeutics, Inc. (a) (b)	580,620	10,004,083
Incyte Corp. (a)	758,780	71,545,366
Inovio Pharmaceuticals, Inc. (a) (b)	1,836,053	17,112,014
Insmed, Inc. (a) (b)	394,158	5,723,174
Insys Therapeutics, Inc. (a) (b)	792,985	9,349,293
Intercept Pharmaceuticals, Inc. (a) (b)	413,165	68,002,827
Intrexon Corp. (a) (b)	1,788,737	50,120,411
Ionis Pharmaceuticals, Inc. (a) (b)	2,069,802	75,837,545
Ironwood Pharmaceuticals, Inc. (a) (b)	1,260,322	20,013,913
Juno Therapeutics, Inc. (a) (b)	2,142,890	64,308,129
Keryx Biopharmaceuticals, Inc. (a) (b)	2,073,383	11,009,664
Kite Pharma, Inc. (a) (b)	873,150	48,774,159

Lexicon Pharmaceuticals, Inc. (a) (b)	582,087	10,518,312
Ligand Pharmaceuticals, Inc. (a)	462,611	47,214,079
MacroGenics, Inc. (a)	290,133	8,677,878
Merrimack Pharmaceuticals, Inc. (a)	2,597,367	16,493,280
MiMedx Group, Inc. (a) (b)	759,995	6,520,757
Momenta Pharmaceuticals, Inc. (a)	480,408	5,615,969
Myriad Genetics, Inc. (a) (b)	1,830,100	37,663,458
Neurocrine Biosciences, Inc. (a)	1,028,748	52,095,799
Novavax, Inc. (a) (b)	5,114,924	10,639,042
Ophthotech Corp. (a) (b)	602,971	27,815,052
OPKO Health, Inc. (a) (b)	3,439,731	36,426,751
Portola Pharmaceuticals, Inc. (a) (b)	1,032,553	23,449,279
Progenics Pharmaceuticals, Inc. (a) (b)	1,404,579	8,890,985
Prothena Corp. PLC (a) (b)	484,469	29,053,606
Puma Biotechnology, Inc. (a)	496,091	33,262,901
Radius Health, Inc. (a) (b)	600,286	32,469,470
Raptor Pharmaceutical Corp. (a)	532,981	4,780,840
Regeneron Pharmaceuticals, Inc. (a)	156,192	62,792,308
Repligen Corp. (a)	258,086	7,791,616
Retrophin, Inc. (a) (b)	452,288	10,122,205
Sage Therapeutics, Inc. (a) (b)	658,954	30,344,832
Sangamo BioSciences, Inc. (a) (b)	1,275,177	5,904,069
Sarepta Therapeutics, Inc. (a) (b)	2,209,175	135,665,437
Seattle Genetics, Inc. (a) (b)	783,861	42,336,333
Spark Therapeutics, Inc. (a)	490,267	29,445,436
Spectrum Pharmaceuticals, Inc. (a)	1,043,531	4,873,290
Synergy Pharmaceuticals, Inc. (a) (b)	2,596,763	14,308,164
TESARO, Inc. (a) (b)	655,545	65,711,831
Ultragenyx Pharmaceutical, Inc. (a) (b)	801,955	56,890,688
United Therapeutics Corp. (a) (b)	500,500	59,099,040
Vanda Pharmaceuticals, Inc. (a)	441,098	7,339,871
Vertex Pharmaceuticals, Inc. (a)	640,908	55,893,587
Xencor, Inc. (a)	273,466	6,697,182
ZIOPHARM Oncology, Inc. (a) (b)	2,732,362	15,383,198

		2,657,372,214

TOTAL COMMON STOCKS (Cost $2,805,533,069)		2,657,372,214

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Dyax Corp. (CVR) (a) (d) (Cost $954,377)	859,799	954,377

SHORT-TERM INVESTMENTS — 18.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (e) (f)	2,863,468	2,863,468
State Street Navigator Securities Lending Prime Portfolio (f) (g)	497,747,020	497,747,020

TOTAL SHORT-TERM INVESTMENTS (Cost $500,610,488)		500,610,488

TOTAL INVESTMENTS — 118.7%
(Cost $3,307,097,934)		3,158,937,079
LIABILITIES IN EXCESS OF OTHER ASSETS — (18.7)%		(498,202,443)

NET ASSETS — 100.0%		$2,660,734,636

See accompanying Notes to Schedule of Investments

SPDR S&P Biotech ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $954,377, representing 0.0% of the Fund’s net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2016.
(g)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Biotechnology	$2,657,372,214	$—	$—	$2,657,372,214
Rights
Biotechnology	—	954,377	—	954,377
Short-Term Investments	500,610,488	—	—	500,610,488

TOTAL INVESTMENTS	$3,157,982,702	$954,377	$—	$3,158,937,079

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	7,219,452	4,355,984	2,863,468	$2,863,468	$1,815	$—
State Street Navigator Securities Lending Prime Portfolio	418,684,146	418,684,146	576,813,800	497,700,926	497,797,020	497,747,020	1,971,202	—

TOTAL		$418,684,146				$500,610,488	$1,973,017	$—

See accompanying Notes to Schedule of Investments

SPDR S&P Health Care Equipment ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
HEALTH CARE EQUIPMENT — 73.9%
Abaxis, Inc.	20,305	$1,048,144
Abbott Laboratories	41,101	1,738,161
Abiomed, Inc. (a)	14,487	1,862,738
Accuray, Inc. (a) (b)	88,192	561,783
Analogic Corp. (b)	12,080	1,070,288
AtriCure, Inc. (a) (b)	29,301	463,542
Baxter International, Inc.	37,388	1,779,669
Becton Dickinson and Co.	9,856	1,771,419
Boston Scientific Corp. (a)	71,698	1,706,412
C.R. Bard, Inc.	7,900	1,771,812
Cantel Medical Corp.	21,978	1,713,844
Cardiovascular Systems, Inc. (a)	40,852	969,826
CONMED Corp.	30,282	1,213,097
Cynosure, Inc. Class A (a)	35,154	1,790,745
Danaher Corp.	21,890	1,715,957
DexCom, Inc. (a) (b)	18,129	1,589,188
Edwards Lifesciences Corp. (a)	14,708	1,773,197
Globus Medical, Inc. (a) (b)	73,640	1,662,055
Hill-Rom Holdings, Inc.	29,195	1,809,506
Hologic, Inc. (a)	45,367	1,761,601
IDEXX Laboratories, Inc. (a)	15,324	1,727,475
Inogen, Inc. (a) (b)	29,059	1,740,634
Insulet Corp. (a) (b)	41,069	1,681,365
Integer Holdings Corp. (a) (b)	41,103	891,524
Integra LifeSciences Holdings Corp. (a)	20,052	1,655,293
Intuitive Surgical, Inc. (a)	2,488	1,803,377
Invacare Corp. (b)	68,412	764,162
LivaNova PLC (a)	28,484	1,712,173
Masimo Corp. (a)	29,299	1,742,998
Medtronic PLC	19,857	1,715,645
Natus Medical, Inc. (a)	39,438	1,549,519
Nevro Corp. (a)	18,255	1,905,639
NuVasive, Inc. (a) (b)	25,734	1,715,428
NxStage Medical, Inc. (a)	74,255	1,855,632
Orthofix International NV (a)	16,787	717,980
ResMed, Inc. (b)	25,751	1,668,407
Rockwell Medical, Inc. (a) (b)	58,771	393,766
St. Jude Medical, Inc.	21,603	1,723,055
STERIS PLC	23,912	1,747,967
Stryker Corp. (b)	15,248	1,775,020
Teleflex, Inc.	9,342	1,569,923
Varian Medical Systems, Inc. (a) (b)	18,007	1,792,237
Wright Medical Group NV (a) (b)	73,867	1,811,958
Zeltiq Aesthetics, Inc. (a) (b)	45,150	1,770,783
Zimmer Biomet Holdings, Inc.	13,452	1,749,029

		68,953,973

HEALTH CARE SUPPLIES — 25.9%
Alere, Inc. (a) (b)	39,809	1,721,341
Align Technology, Inc. (a)	18,368	1,722,000
Anika Therapeutics, Inc. (a)	22,042	1,054,710
Atrion Corp.	1,189	507,227
Cerus Corp. (a) (b)	187,180	1,162,388
Cooper Cos., Inc.	9,125	1,635,747
DENTSPLY SIRONA, Inc.	28,553	1,696,905
Endologix, Inc. (a) (b)	137,162	1,755,674
Haemonetics Corp. (a)	46,594	1,687,169
Halyard Health, Inc. (a)	48,263	1,672,796

ICU Medical, Inc. (a)	13,811	1,745,434
Meridian Bioscience, Inc.	32,609	629,028
Merit Medical Systems, Inc. (a)	35,580	864,238
Neogen Corp. (a)	20,386	1,140,393
OraSure Technologies, Inc. (a)	91,221	727,031
Quidel Corp. (a)	17,331	382,842
Spectranetics Corp. (a)	68,659	1,722,654
Vascular Solutions, Inc. (a)	16,066	774,863
West Pharmaceutical Services, Inc.	21,026	1,566,437

		24,168,877

TOTAL COMMON STOCKS (Cost $77,876,574)		93,122,850

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	123,689	123,689
State Street Navigator Securities Lending Prime Portfolio (d) (e)	1,635,422	1,635,422

TOTAL SHORT-TERM INVESTMENTS (Cost $1,759,111)		1,759,111

TOTAL INVESTMENTS — 101.7% (Cost $79,635,685)		94,881,961
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(1,618,168)

NET ASSETS — 100.0%		$93,263,793

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned

See accompanying Notes to Schedule of Investments

SPDR S&P Health Care Equipment ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Health Care Equipment	$68,953,973	$—	$—	$68,953,973
Health Care Supplies	24,168,877	—	—	24,168,877
Short-Term Investments	1,759,111	—	—	1,759,111

TOTAL INVESTMENTS	$94,881,961	$—	$—	$94,881,961

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	27,683	$27,683	287,832	191,826	123,689	$123,689	$53	$—
State Street Navigator Securities Lending Prime Portfolio	7,247,537	7,247,537	9,164,669	14,776,784	1,635,422	1,635,422	6,009	—

TOTAL		$7,275,220				$1,759,111	$6,062	$—

See accompanying Notes to Schedule of Investments

SPDR S&P Health Care Services ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
HEALTH CARE SERVICES — 33.7%
Adeptus Health, Inc. Class A (a) (b)	71,532	$3,079,452
Air Methods Corp. (a) (b)	84,029	2,646,073
Amedisys, Inc. (a)	53,807	2,552,604
AMN Healthcare Services, Inc. (a)	76,370	2,433,912
BioTelemetry, Inc. (a)	74,082	1,375,703
Chemed Corp.	19,386	2,734,783
Cross Country Healthcare, Inc. (a)	54,832	645,921
DaVita, Inc. (a)	41,863	2,765,888
Diplomat Pharmacy, Inc. (a) (b)	83,923	2,350,683
Envision Healthcare Holdings, Inc. (a)	117,796	2,623,317
Express Scripts Holding Co. (a)	37,460	2,642,054
Healthways, Inc. (a)	29,306	775,437
Laboratory Corp. of America Holdings (a)	19,735	2,713,168
LHC Group, Inc. (a)	25,409	937,084
MEDNAX, Inc. (a) (b)	40,439	2,679,084
Premier, Inc. Class A (a)	84,589	2,735,608
Providence Service Corp. (a)	16,394	797,240
Quest Diagnostics, Inc.	32,928	2,786,697
Team Health Holdings, Inc. (a) (b)	78,277	2,548,699

		41,823,407

HEALTH CARE DISTRIBUTORS — 14.6%
Aceto Corp.	46,737	887,536
AmerisourceBergen Corp.	31,234	2,523,083
Cardinal Health, Inc.	33,810	2,627,037
Henry Schein, Inc. (a)	16,773	2,733,664
McKesson Corp.	15,132	2,523,261
Owens & Minor, Inc.	79,969	2,777,323
Patterson Cos., Inc. (b)	59,186	2,719,005
PharMerica Corp. (a)	46,864	1,315,472

		18,106,381

HEALTH CARE FACILITIES — 29.5%
Acadia Healthcare Co., Inc. (a) (b)	51,659	2,559,703
Amsurg Corp. (a) (b)	39,185	2,627,354
Brookdale Senior Living, Inc. (a)	157,759	2,752,895
Capital Senior Living Corp. (a) (b)	45,165	758,772
Community Health Systems, Inc. (a) (b)	240,918	2,780,194
Ensign Group, Inc.	57,688	1,161,259
HCA Holdings, Inc. (a)	35,088	2,653,705
HealthSouth Corp.	65,597	2,661,270
Kindred Healthcare, Inc. (b)	192,715	1,969,547
LifePoint Health, Inc. (a) (b)	45,743	2,709,358
Select Medical Holdings Corp. (a)	165,353	2,232,266
Surgical Care Affiliates, Inc. (a)	57,575	2,807,357
Tenet Healthcare Corp. (a) (b)	112,809	2,556,252
Universal Health Services, Inc. Class B	22,184	2,733,513
US Physical Therapy, Inc.	15,293	958,871
VCA, Inc. (a)	38,707	2,708,716

		36,631,032

MANAGED HEALTH CARE —22.0%
Aetna, Inc.	23,060	2,662,277
Anthem, Inc.	20,999	2,631,385
Centene Corp. (a)	39,859	2,668,958
Cigna Corp.	20,744	2,703,358
HealthEquity, Inc. (a)	62,575	2,368,464
Humana, Inc.	15,097	2,670,508

Magellan Health, Inc. (a)	49,316	2,649,749
Molina Healthcare, Inc. (a)	47,336	2,760,635
Triple-S Management Corp. Class B (a)	25,919	568,404
UnitedHealth Group, Inc.	19,941	2,791,740
WellCare Health Plans, Inc. (a)	23,666	2,771,052

		27,246,530

TOTAL COMMON STOCKS (Cost $141,466,508)		123,807,350

SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	204,187	204,187
State Street Navigator Securities Lending Prime Portfolio (d) (e)	4,908,275	4,908,275

TOTAL SHORT-TERM INVESTMENTS (Cost $5,112,462)		5,112,462

TOTAL INVESTMENTS — 103.9% (Cost $146,578,970)		128,919,812
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(4,883,849)

NET ASSETS — 100.0%		$124,035,963

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying Notes to Schedule of Investments

SPDR S&P Health Care Services ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Health Care Services	$41,823,407	$—	$—	$41,823,407
Health Care Distributors	18,106,381	—	—	18,106,381
Health Care Facilities	36,631,032	—	—	36,631,032
Managed Health Care	27,246,530	—	—	27,246,530
Short-Term Investments	5,112,462	—	—	5,112,462

TOTAL INVESTMENTS	$128,919,812	$—	$—	$128,919,812

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	339,271	$339,271	1,004,625	1,139,709	204,187	$204,187	$408	$—
State Street Navigator Securities Lending Prime Portfolio	19,089,662	19,089,662	40,391,367	54,572,754	4,908,275	4,908,275	58,528	—

TOTAL		$19,428,933				$5,112,462	$58,936	$—

See accompanying Notes to Schedule of Investments

SPDR S&P Homebuilders ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 32.7%
Allegion PLC	563,261	$38,814,315
AO Smith Corp.	503,557	49,746,396
Armstrong World Industries, Inc. (a) (b)	464,740	19,203,057
Fortune Brands Home & Security, Inc.	858,200	49,861,420
Lennox International, Inc.	268,675	42,190,035
Masco Corp.	1,515,067	51,981,949
Masonite International Corp. (a)	212,326	13,200,307
Owens Corning	931,022	49,707,265
Universal Forest Products, Inc.	124,160	12,228,518
USG Corp. (a)	1,387,088	35,856,225

		362,789,487

HOME FURNISHINGS — 10.5%
Leggett & Platt, Inc.	661,175	30,136,357
Mohawk Industries, Inc. (a)	247,609	49,605,987
Tempur Sealy International, Inc. (a) (b)	653,550	37,082,427

		116,824,771

HOME IMPROVEMENT RETAIL — 9.2%
Home Depot, Inc.	394,504	50,764,775
Lowe’s Cos., Inc.	702,136	50,701,240

		101,466,015

HOMEBUILDING — 31.3%
CalAtlantic Group, Inc.	1,166,834	39,018,929
Cavco Industries, Inc. (a)	60,759	6,018,179
D.R. Horton, Inc.	1,667,525	50,359,255
Installed Building Products, Inc. (a)	220,509	7,909,658
Lennar Corp.	1,115,380	47,225,189
LGI Homes, Inc. (a) (b)	331,617	12,216,770
M/I Homes, Inc. (a)	98,400	2,319,288
MDC Holdings, Inc.	389,681	10,053,770
NVR, Inc. (a)	22,484	36,870,837
PulteGroup, Inc.	2,514,540	50,391,382
Taylor Morrison Home Corp. Class A (a)	219,982	3,871,683
Toll Brothers, Inc. (a)	1,719,222	51,335,969
TopBuild Corp. (a)	291,302	9,671,226
TRI Pointe Group, Inc. (a)	1,348,055	17,767,365

WCI Communities, Inc. (a)	100,508	2,384,050

		347,413,550

HOMEFURNISHING RETAIL — 10.5%
Aaron’s, Inc.	536,553	13,639,177
Bed Bath & Beyond, Inc. (b)	1,158,968	49,963,110
Williams-Sonoma, Inc. (b)	1,029,420	52,582,774

		116,185,061

HOUSEHOLD APPLIANCES — 5.7%
Helen of Troy, Ltd. (a)	170,254	14,670,787
Whirlpool Corp.	302,280	49,017,725

		63,688,512

TOTAL COMMON STOCKS (Cost $1,215,480,430)		1,108,367,396

SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	1,192,055	1,192,055
State Street Navigator Securities Lending Prime Portfolio (d) (e)	31,382,840	31,382,840

TOTAL SHORT-TERM INVESTMENTS (Cost $32,574,895)		32,574,895

TOTAL INVESTMENTS — 102.8% (Cost $1,248,055,325)		1,140,942,291
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(30,980,400)

NET ASSETS — 100.0%		$1,109,961,891

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Building Products	$362,789,487	$—	$—	$362,789,487
Home Furnishings	116,824,771	—	—	116,824,771
Home Improvement Retail	101,466,015	—	—	101,466,015
Homebuilding	347,413,550	—	—	347,413,550
Homefurnishing Retail.	116,185,061	—	—	116,185,061
Household Appliances	63,688,512	—	—	63,688,512
Short-Term Investments	32,574,895	—	—	32,574,895

TOTAL INVESTMENTS	$1,140,942,291	$—	$—	$1,140,942,291

See accompanying Notes to Schedule of Investments

SPDR S&P Homebuilders ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,309,021	$1,309,021	4,369,884	4,486,850	1,192,055	$1,192,055	$1,604	$—
State Street Navigator Securities Lending Prime Portfolio	74,415,907	74,415,907	71,001,718	114,034,785	31,382,840	31,382,840	55,766	—

TOTAL		$75,724,928				$32,574,895	$57,370	$—

See accompanying Notes to Schedule of Investments

SPDR S&P Internet ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
INTERNET & CATALOG RETAIL — 23.8%
Amazon.com, Inc. (a)	163	$136,481
Blue Nile, Inc.	799	27,502
Expedia, Inc.	1,116	130,259
FTD Cos., Inc. (a)	1,938	39,865
Groupon, Inc. (a)	23,487	120,958
HSN, Inc.	3,040	120,992
Liberty TripAdvisor Holdings, Inc. Class A (a)	5,891	128,718
Netflix, Inc. (a)	1,285	126,637
Nutrisystem, Inc.	2,466	73,215
PetMed Express, Inc.	1,873	37,984
Priceline Group, Inc. (a)	88	129,491
Shutterfly, Inc. (a)	2,459	109,770
TripAdvisor, Inc. (a)	2,009	126,929
Wayfair, Inc. Class A (a)	3,248	127,874

		1,436,675

INTERNET SOFTWARE & SERVICES — 75.9%
2U, Inc. (a)	3,633	139,108
Actua Corp. (a)	747	9,674
Akamai Technologies, Inc. (a)	2,362	125,162
Alphabet, Inc. Class C (a)	163	126,698
Angie’s List, Inc. (a)	2,586	25,627
Bankrate, Inc. (a)	4,883	41,408
Benefitfocus, Inc. (a)	1,951	77,884
Blucora, Inc. (a)	5,231	58,587
Box, Inc. Class A (a)	6,664	105,025
comScore, Inc. (a)	4,148	127,178
Cornerstone OnDemand, Inc. (a)	2,758	126,730
CoStar Group, Inc. (a)	603	130,568
Cvent, Inc. (a)	3,858	122,337
EarthLink Holdings Corp.	5,986	37,113
eBay, Inc. (a)	3,889	127,948
Endurance International Group Holdings, Inc. (a)	6,349	55,554
Envestnet, Inc. (a)	2,766	100,821
Facebook, Inc. Class A (a)	976	125,192
GoDaddy, Inc. (a)	3,863	133,389
Gogo, Inc. (a)	10,326	113,999
GrubHub, Inc. (a)	3,035	130,475
GTT Communications, Inc. (a)	1,547	36,401
IAC/InterActiveCorp.	2,169	135,497
Intralinks Holdings, Inc. (a)	2,020	20,321

j2 Global, Inc.	1,823	121,430
LinkedIn Corp. Class A (a)	643	122,890
LogMeIn, Inc.	1,393	125,913
Match Group, Inc. (a)	8,148	144,953
New Relic, Inc. (a)	3,431	131,476
NIC, Inc.	2,658	62,463
Pandora Media, Inc. (a)	9,105	130,475
Q2 Holdings, Inc. (a)	2,428	69,586
Quotient Technology, Inc. (a)	4,791	63,768
Rackspace Hosting, Inc. (a)	3,939	124,827
Shutterstock, Inc. (a)	2,062	131,349
SPS Commerce, Inc. (a)	880	64,601
Stamps.com, Inc. (a)	1,341	126,738
TrueCar, Inc. (a)	6,709	63,333
Twitter, Inc. (a)	6,848	157,846
VeriSign, Inc. (a)	1,657	129,644
Web.com Group, Inc. (a)	3,835	66,230
WebMD Health Corp. (a)	2,403	119,429
Yahoo!, Inc. (a)	2,889	124,516
Yelp, Inc. (a)	3,317	138,319
Zillow Group, Inc. (a)	3,710	128,552

		4,581,034

TOTAL COMMON STOCKS (Cost $5,088,817)		6,017,709

SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $18,616)	18,616	18,616

TOTAL INVESTMENTS — 100.0% (Cost $5,107,433)		6,036,325
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(1,389)

NET ASSETS — 100.0%		$6,034,936

(a)	Non-income producing security
(b)	The rate shown is the annualized seven-day yield at September 30, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Internet & Catalog Retail	$1,436,675	$—	$—	$1,436,675
Internet Software & Services	4,581,034	—	—	4,581,034
Short-Term Investment	18,616	—	—	18,616

TOTAL INVESTMENTS	$6,036,325	$—	$—	$6,036,325

See accompanying Notes to Schedule of Investments

SPDR S&P Internet ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	199,218	$199,218	225,094	405,696	18,616	$18,616	$19	$—

TOTAL		$199,218				$18,616	$19	$—

See accompanying Notes to Schedule of Investments

SPDR S&P Metals & Mining ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ALUMINUM — 8.8%
Alcoa, Inc.	2,982,006	$30,237,541
Kaiser Aluminum Corp.	338,932	29,314,229

		59,551,770

COAL & CONSUMABLE FUELS — 4.6%
CONSOL Energy, Inc. (a)	1,608,277	30,878,918

COPPER — 4.5%
Freeport-McMoRan, Inc.	2,787,408	30,271,251

DIVERSIFIED METALS & MINING — 5.6%
Compass Minerals International, Inc. (a)	399,302	29,428,557
Materion Corp. (a)	270,138	8,295,938

		37,724,495

GOLD — 12.8%
McEwen Mining, Inc. (a)	7,907,916	29,022,052
Newmont Mining Corp.	728,354	28,617,029
Royal Gold, Inc.	376,375	29,142,716

		86,781,797

PRECIOUS METALS & MINERALS — 4.6%
Stillwater Mining Co. (a) (b)	2,310,433	30,867,385

SILVER — 8.0%
Coeur Mining, Inc. (b)	2,154,027	25,482,139
Hecla Mining Co.	5,048,777	28,778,029

		54,260,168

STEEL — 51.0%
AK Steel Holding Corp. (a) (b)	6,914,590	33,397,470
Allegheny Technologies, Inc. (a)	1,771,401	32,009,216
Carpenter Technology Corp. (a)	741,340	30,587,688
Cliffs Natural Resources, Inc. (a) (b)	5,102,751	29,851,093
Commercial Metals Co. (a)	1,890,766	30,611,502
Haynes International, Inc. (a)	197,714	7,337,167
Nucor Corp.	611,313	30,229,428
Reliance Steel & Aluminum Co.	406,999	29,316,138
Schnitzer Steel Industries, Inc. (c)	835,245	17,456,620

Steel Dynamics, Inc.	1,192,836	29,808,972
SunCoke Energy, Inc.	1,095,327	8,784,523
United States Steel Corp. (a)	1,680,978	31,703,245
Worthington Industries, Inc. (a)	692,817	33,276,000

		344,369,062

TOTAL COMMON STOCKS (Cost $698,327,100)		674,704,846

SHORT-TERM INVESTMENTS — 12.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e)	448,054	448,054
State Street Navigator Securities Lending Prime Portfolio (e) (f)	86,124,293	86,124,293

TOTAL SHORT-TERM INVESTMENTS (Cost $86,572,347)		86,572,347

TOTAL INVESTMENTS — 112.7% (Cost $784,899,447)		761,277,193
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.7)%		(85,778,689)

NET ASSETS — 100.0%		$675,498,504

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aluminum	$59,551,770	$—	$—	$59,551,770
Coal & Consumable Fuels	30,878,918	—	—	30,878,918
Copper.	30,271,251	—	—	30,271,251
Diversified Metals & Mining	37,724,495	—	—	37,724,495
Gold	86,781,797	—	—	86,781,797
Precious Metals & Minerals.	30,867,385	—	—	30,867,385
Silver.	54,260,168	—	—	54,260,168
Steel	344,369,062	—	—	344,369,062
Short-Term Investments	86,572,347	—	—	86,572,347

TOTAL INVESTMENTS	$761,277,193	$—	$—	$761,277,193

See accompanying Notes to Schedule of Investments

SPDR S&P Metals & Mining ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
Schnitzer Steel Industries, Inc.	1,735,856	$30,551,066	1,281,296	2,181,907	835,245	$17,456,620	$296,241	$1,531,561
State Street Institutional Liquid Reserves Fund, Premier Class	1,184,183	1,184,183	4,674,079	5,410,208	448,054	448,054	933	—
State Street Navigator Securities Lending Prime Portfolio	105,496,779	105,496,779	271,143,154	290,515,640	86,124,293	86,124,293	178,908	—

TOTAL		$137,232,028				$104,028,967	$476,082	$1,531,561

See accompanying Notes to Schedule of Investments

SPDR S&P Oil & Gas Equipment & Services ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
OIL & GAS DRILLING — 35.3%
Atwood Oceanics, Inc. (a)	988,528	$8,590,308
Diamond Offshore Drilling, Inc. (a)	483,492	8,514,294
Ensco PLC Class A	1,037,480	8,818,580
Helmerich & Payne, Inc. (a)	126,066	8,484,242
Nabors Industries, Ltd.	735,851	8,947,948
Noble Corp. PLC (a)	1,300,427	8,244,707
Patterson-UTI Energy, Inc. (a)	393,658	8,806,129
Rowan Cos. PLC Class A (a)	561,198	8,507,762
Transocean, Ltd. (a)	767,291	8,179,322
Unit Corp. (b)	300,966	5,597,968

		82,691,260

OIL & GAS EQUIPMENT & SERVICES — 64.5%
Archrock, Inc.	233,456	3,053,605
Baker Hughes, Inc.	153,490	7,746,640
Bristow Group, Inc. (a)	496,303	6,958,168
Core Laboratories NV	68,443	7,688,202
Dril-Quip, Inc. (b)	139,596	7,781,081
Exterran Corp. (b)	53,773	843,161
Fairmount Santrol Holdings, Inc. (a) (b)	743,842	6,307,780
FMC Technologies, Inc. (b)	271,213	8,046,890
Forum Energy Technologies, Inc. (a) (b)	311,648	6,189,329
Frank’s International NV (a)	306,242	3,981,146
Halliburton Co.	179,797	8,069,289
Helix Energy Solutions Group, Inc. (a) (b)	774,932	6,300,197
Matrix Service Co. (b)	67,004	1,256,995
McDermott International, Inc. (b)	973,573	4,877,601
National Oilwell Varco, Inc. (a)	227,524	8,359,232
Newpark Resources, Inc. (b)	225,541	1,659,982
Oceaneering International, Inc. (a)	295,900	8,140,209
Oil States International, Inc. (a) (b)	253,358	7,998,512
RPC, Inc. (a) (b)	491,688	8,260,358
Schlumberger, Ltd.	97,247	7,647,504
SEACOR Holdings, Inc. (a) (b)	47,442	2,822,325
Superior Energy Services, Inc.	469,936	8,411,854
TETRA Technologies, Inc. (b)	430,187	2,628,443
US Silica Holdings, Inc.	185,272	8,626,264
Weatherford International PLC (a) (b)	1,298,188	7,295,817

		150,950,584

TOTAL COMMON STOCKS (Cost $283,332,641)		233,641,844

SHORT-TERM INVESTMENTS — 11.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	345,694	345,694
State Street Navigator Securities Lending Prime Portfolio (d) (e)	26,826,147	26,826,147

TOTAL SHORT-TERM INVESTMENTS (Cost $27,171,841)		27,171,841

TOTAL INVESTMENTS — 111.4% (Cost $310,504,482)		260,813,685
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.4)%		(26,756,226)

NET ASSETS — 100.0%		$234,057,459

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Oil & Gas Drilling	$82,691,260	$—	$—	$82,691,260
Oil & Gas Equipment & Services	150,950,584	—	—	150,950,584
Short-Term Investments	27,171,841	—	—	27,171,841

TOTAL INVESTMENTS	$260,813,685	$—	$—	$260,813,685

See accompanying Notes to Schedule of Investments

SPDR S&P Oil & Gas Equipment & Services ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	281,684	$281,684	879,614	815,604	345,694	$345,694	$480	$—
State Street Navigator Securities Lending Prime Portfolio	35,848,513	35,848,513	47,154,510	56,176,876	26,826,147	26,826,147	30,362	—

TOTAL		$36,130,197				$27,171,841	$30,842	$—

See accompanying Notes to Schedule of Investments

SPDR S&P Oil & Gas Exploration & Production ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 5.8%
Chevron Corp.	457,264	$47,061,611
Exxon Mobil Corp.	533,148	46,533,157
Occidental Petroleum Corp.	608,398	44,364,382

		137,959,150

OIL & GAS EXPLORATION & PRODUCTION — 77.6%
Anadarko Petroleum Corp.	801,593	50,788,932
Antero Resources Corp. (a)	1,708,222	46,036,583
Apache Corp.	779,571	49,791,200
Cabot Oil & Gas Corp.	1,776,962	45,845,620
California Resources Corp. (a) (b)	3,966,304	49,578,800
Callon Petroleum Co. (a)	2,829,209	44,418,581
Carrizo Oil & Gas, Inc. (a) (b)	1,225,389	49,775,301
Chesapeake Energy Corp. (a) (b)	6,077,214	38,104,132
Cimarex Energy Co.	354,493	47,633,224
Cobalt International Energy, Inc. (a) (b)	7,564,811	9,380,366
Concho Resources, Inc. (a)	354,857	48,739,609
ConocoPhillips	1,096,146	47,649,467
Continental Resources, Inc. (a) (b)	927,053	48,169,674
Denbury Resources, Inc. (a) (b)	13,715,522	44,301,136
Devon Energy Corp.	1,068,044	47,111,421
Diamondback Energy, Inc. (a)	482,064	46,538,459
Energen Corp.	824,237	47,574,960
EOG Resources, Inc.	499,720	48,327,921
EQT Corp.	638,362	46,357,848
Gulfport Energy Corp. (a)	1,563,888	44,179,836
Hess Corp.	927,720	49,744,346
Kosmos Energy, Ltd. (a) (b)	1,296,490	8,310,501
Laredo Petroleum, Inc. (a)	3,297,861	42,542,407
Marathon Oil Corp.	2,955,225	46,722,107
Matador Resources Co. (a) (b)	1,512,571	36,815,978
Murphy Oil Corp. (b)	1,657,445	50,386,328
Newfield Exploration Co. (a)	1,039,875	45,192,968
Noble Energy, Inc.	1,283,495	45,872,111
Oasis Petroleum, Inc. (a) (b)	4,500,301	51,618,452
Parsley Energy, Inc. Class A (a)	1,376,884	46,139,383
PDC Energy, Inc. (a)	695,981	46,672,486
Pioneer Natural Resources Co.	256,387	47,598,247
QEP Resources, Inc.	2,552,734	49,854,895
Range Resources Corp.	1,096,333	42,482,904
Rice Energy, Inc. (a)	1,704,459	44,503,424
RSP Permian, Inc. (a) (b)	1,206,666	46,794,507
Sanchez Energy Corp. (a) (b)	2,113,524	18,683,552
SM Energy Co.	1,283,198	49,505,779
Southwestern Energy Co. (a)	3,145,977	43,540,322
Synergy Resources Corp. (a) (b)	5,369,686	37,211,924
Whiting Petroleum Corp. (a) (b)	6,077,178	53,114,536
WPX Energy, Inc. (a)	3,620,601	47,755,727

		1,851,365,954

OIL & GAS REFINING & MARKETING — 16.5%
Clean Energy Fuels Corp. (a)	1,481,816	6,623,717
Delek US Holdings, Inc.	1,008,990	17,445,437
Green Plains, Inc. (b)	711,025	18,628,855
HollyFrontier Corp. (b)	1,808,120	44,298,940
Marathon Petroleum Corp.	1,096,384	44,502,227
Par Pacific Holdings, Inc. (a)	239,199	3,128,723

PBF Energy, Inc. Class A (b)	2,155,917	48,809,961
Phillips 66	594,800	47,911,140
REX American Resources Corp. (a) (b)	74,160	6,285,802
Tesoro Corp.	585,109	46,551,272
Valero Energy Corp.	843,125	44,685,625
Western Refining, Inc.	1,754,178	46,415,550
World Fuel Services Corp.	385,602	17,837,948

		393,125,197

TOTAL COMMON STOCKS (Cost $2,578,694,697)		2,382,450,301

SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	1,533,021	1,533,021
State Street Navigator Securities Lending Prime Portfolio (c) (e)	71,443,291	71,443,291

TOTAL SHORT-TERM INVESTMENTS (Cost $72,976,312)		72,976,312

TOTAL INVESTMENTS — 103.0% (Cost $2,651,671,009)		2,455,426,613
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(71,436,597)

NET ASSETS — 100.0%		$2,383,990,016

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.
(e)	Investment of cash collateral for securities loaned.

See accompanying Notes to Schedule of Investments

SPDR S&P Oil & Gas Exploration & Production ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Integrated Oil & Gas	$137,959,150	$—	$—	$137,959,150
Oil & Gas Exploration & Production	1,851,365,954	—	—	1,851,365,954
Oil & Gas Refining & Marketing	393,125,197	—	—	393,125,197
Short-Term Investments	72,976,312	—	—	72,976,312

TOTAL INVESTMENTS	$2,455,426,613	$—	$—	$2,455,426,613

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class.	5,465,531	$5,465,531	6,948,871	10,881,381	1,533,021	$1,533,021	$2,548	$—
State Street Navigator Securities Lending Prime Portfolio .	141,058,762	141,058,762	289,108,670	358,724,141	71,443,291	71,443,291	93,167	—

TOTAL		$146,524,293				$72,976,312	$95,715	$—

See accompanying Notes to Schedule of Investments

SPDR S&P Pharmaceuticals ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
PHARMACEUTICALS — 99.7%
Aerie Pharmaceuticals, Inc. (a)	197,425	$7,450,819
Akorn, Inc. (a)	833,110	22,710,579
Allergan PLC (a)	96,119	22,137,167
Amphastar Pharmaceuticals, Inc. (a) (b)	219,978	4,172,983
ANI Pharmaceuticals, Inc. (a)	136,005	9,023,932
Bristol-Myers Squibb Co.	408,162	22,008,095
Catalent, Inc. (a)	670,549	17,326,986
Cempra, Inc. (a) (b)	401,652	9,719,978
Depomed, Inc. (a) (b)	612,810	15,314,122
Dermira, Inc. (a)	158,746	5,368,790
Eli Lilly & Co.	290,336	23,302,367
Endo International PLC (a)	1,133,997	22,850,040
Horizon Pharma PLC (a)	1,316,219	23,863,050
Impax Laboratories, Inc. (a)	563,789	13,361,799
Innoviva, Inc. (b)	424,980	4,670,530
Intra-Cellular Therapies, Inc. (a) (b)	233,297	3,555,446
Jazz Pharmaceuticals PLC (a)	192,372	23,369,351
Johnson & Johnson	192,131	22,696,435
Lannett Co., Inc. (a) (b)	419,553	11,147,523
Mallinckrodt PLC (a)	310,879	21,693,137
Medicines Co. (a) (b)	593,068	22,382,386
Merck & Co., Inc.	363,565	22,690,092
Mylan NV (a)	569,491	21,708,997
Nektar Therapeutics (a) (b)	537,150	9,228,237
Omeros Corp. (a) (b)	246,810	2,754,400
Pacira Pharmaceuticals, Inc. (a)	444,233	15,201,653
Perrigo Co. PLC	256,057	23,641,743
Pfizer, Inc.	666,192	22,563,923
Phibro Animal Health Corp. Class A	68,267	1,855,497
Prestige Brands Holdings, Inc. (a)	294,124	14,197,365
SciClone Pharmaceuticals, Inc. (a)	327,838	3,360,339

Supernus Pharmaceuticals, Inc. (a)	314,878	7,786,933
TherapeuticsMD, Inc. (a) (b)	815,664	5,554,672
Theravance Biopharma, Inc. (a)	117,434	4,255,808
Zoetis, Inc.	450,854	23,448,917

TOTAL COMMON STOCKS (Cost $557,238,953)		506,374,091

SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	1,716,392	1,716,392
State Street Navigator Securities Lending Prime Portfolio (d) (e)	35,613,909	35,613,909

TOTAL SHORT-TERM INVESTMENTS (Cost $37,330,301)		37,330,301

TOTAL INVESTMENTS — 107.0% (Cost $594,569,254)		543,704,392
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(35,542,306)

NET ASSETS — 100.0%		$508,162,086

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Pharmaceuticals	$506,374,091	$—	$—	$506,374,091
Short-Term Investments	37,330,301	—	—	37,330,301

TOTAL INVESTMENTS	$543,704,392	$—	$—	$543,704,392

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	506,794	$506,794	4,226,138	3,016,540	1,716,392	$1,716,392	$1,023	$—
State Street Navigator Securities Lending Prime Portfolio	92,017,059	92,017,059	141,852,607	198,255,757	35,613,909	35,613,909	193,492	—

TOTAL		$92,523,853				$37,330,301	$194,515	$—

See accompanying Notes to Schedule of Investments

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
APPAREL RETAIL — 23.8%
Abercrombie & Fitch Co. Class A	333,175	$5,294,151
American Eagle Outfitters, Inc.	315,620	5,636,973
Ascena Retail Group, Inc. (a)	758,224	4,238,472
Buckle, Inc. (b)	181,986	4,373,124
Burlington Stores, Inc. (a)	70,185	5,686,389
Caleres, Inc.	128,022	3,237,676
Cato Corp. Class A	79,667	2,620,248
Chico’s FAS, Inc.	464,239	5,524,444
Children’s Place, Inc. (b)	72,077	5,756,790
DSW, Inc.	235,372	4,820,418
Express, Inc. (a)	486,249	5,732,876
Finish Line, Inc. Class A	245,613	5,668,748
Foot Locker, Inc.	88,987	6,026,200
Francesca’s Holdings Corp. (a)	304,107	4,692,371
Gap, Inc. (b)	246,148	5,474,331
Genesco, Inc. (a)	90,810	4,945,513
Guess?, Inc.	382,646	5,590,458
L Brands, Inc.	80,452	5,693,588
Ross Stores, Inc.	94,577	6,081,301
Shoe Carnival, Inc. (b)	35,203	938,512
Tailored Brands, Inc.	348,966	5,478,766
TJX Cos., Inc.	76,886	5,749,535
Urban Outfitters, Inc. (a)	159,291	5,498,725

		114,759,609

AUTOMOTIVE RETAIL — 15.4%
Advance Auto Parts, Inc.	37,580	5,603,930
Asbury Automotive Group, Inc. (a)	107,423	5,980,238
AutoNation, Inc. (a) (b)	121,875	5,936,531
AutoZone, Inc. (a) (b)	7,957	6,113,681
CarMax, Inc. (a) (b)	104,052	5,551,174
CST Brands, Inc.	120,462	5,793,018
Group 1 Automotive, Inc.	96,312	6,152,411
Lithia Motors, Inc. Class A (b)	69,070	6,597,566
Monro Muffler Brake, Inc. (b)	100,350	6,138,410
Murphy USA, Inc. (a)	78,797	5,622,954
O’Reilly Automotive, Inc. (a)	20,649	5,783,991
Penske Automotive Group, Inc. (b)	122,052	5,880,465
Sonic Automotive, Inc. Class A (b)	151,496	2,848,125

		74,002,494

COMPUTER & ELECTRONICS RETAIL — 3.3%
Best Buy Co., Inc. (b)	155,890	5,951,880
GameStop Corp. Class A (b)	211,460	5,834,182
Rent-A-Center, Inc.	319,485	4,038,290

		15,824,352

DEPARTMENT STORES — 6.7%
Dillard’s, Inc. (b)	98,980	6,236,730
JC Penney Co., Inc. (a) (b)	580,584	5,352,984
Kohl’s Corp.	134,007	5,862,806
Macy’s, Inc.	161,990	6,001,730
Nordstrom, Inc. (b)	115,642	5,999,507
Sears Holdings Corp. (a) (b)	264,204	3,027,778

		32,481,535

DRUG RETAIL — 3.4%
CVS Health Corp.	62,789	5,587,593
Rite Aid Corp. (a)	705,216	5,423,111

Walgreens Boots Alliance, Inc.	69,314	5,588,095

		16,598,799

FOOD RETAIL — 6.8%
Casey’s General Stores, Inc.	47,966	5,763,115
Ingles Markets, Inc. Class A	30,645	1,211,703
Kroger Co.	182,416	5,414,107
Smart & Final Stores, Inc. (a) (b)	123,573	1,578,027
Sprouts Farmers Market, Inc. (a) (b)	293,227	6,055,137
SUPERVALU, Inc. (a) (b)	1,153,137	5,754,154
Weis Markets, Inc. (b)	20,044	1,062,332
Whole Foods Market, Inc. (b)	200,948	5,696,876

		32,535,451

GENERAL MERCHANDISE STORES — 6.1%
Big Lots, Inc. (b)	119,025	5,683,444
Dollar General Corp.	81,430	5,699,286
Dollar Tree, Inc. (a)	70,409	5,557,382
Fred’s, Inc. Class A (b)	76,004	688,596
Ollie’s Bargain Outlet Holdings, Inc. (a)	228,335	5,984,660
Target Corp.	83,305	5,721,388

		29,334,756

HYPERMARKETS & SUPER CENTERS — 3.5%
Costco Wholesale Corp.	38,134	5,815,816
PriceSmart, Inc.	58,617	4,909,760
Wal-Mart Stores, Inc.	81,765	5,896,892

		16,622,468

INTERNET RETAIL — 13.4%
Amazon.com, Inc. (a)	7,567	6,335,925
Blue Nile, Inc.	32,950	1,134,139
Expedia, Inc. (b)	51,741	6,039,210
FTD Cos., Inc. (a)	79,954	1,644,654
Groupon, Inc. (a)	1,088,533	5,605,945
HSN, Inc.	140,918	5,608,536
Liberty TripAdvisor Holdings, Inc. Class A (a)	244,558	5,343,592
Netflix, Inc. (a)	59,555	5,869,145
Nutrisystem, Inc.	101,712	3,019,829
PetMed Express, Inc.	77,276	1,567,157
Priceline Group, Inc. (a)	4,075	5,996,322
Shutterfly, Inc. (a)	101,432	4,527,925
TripAdvisor, Inc. (a)	93,119	5,883,259
Wayfair, Inc. Class A (a) (b)	150,536	5,926,602

		64,502,240

SPECIALTY STORES — 17.4%
Barnes & Noble Education, Inc. (a)	85,936	822,408
Barnes & Noble, Inc.	320,503	3,621,684
Cabela’s, Inc. (a)	119,111	6,542,767
Dick’s Sporting Goods, Inc.	97,509	5,530,710
Five Below, Inc. (a)	138,989	5,599,867
GNC Holdings, Inc. Class A	277,256	5,661,567
Hibbett Sports, Inc. (a) (b)	134,652	5,372,615
MarineMax, Inc. (a)	109,220	2,288,159
Michaels Cos., Inc. (a)	229,810	5,554,508
Office Depot, Inc.	1,566,053	5,590,809
Sally Beauty Holdings, Inc. (a)	212,554	5,458,387
Signet Jewelers, Ltd. (b)	74,731	5,569,701

See accompanying Notes to Schedule of Investments

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Staples, Inc.	674,568	$5,767,556
Tiffany & Co. (b)	85,441	6,205,580
Tractor Supply Co.	83,993	5,656,929
Ulta Salon Cosmetics & Fragrance, Inc. (a)	24,077	5,729,844
Vitamin Shoppe, Inc. (a)	108,955	2,925,442

		83,898,533

TOTAL COMMON STOCKS (Cost $589,279,059)		480,560,237

SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	1,151,081	1,151,081
State Street Navigator Securities Lending Prime Portfolio (d) (e)	13,101,722	13,101,722

TOTAL SHORT-TERM INVESTMENTS (Cost $14,252,803)		14,252,803

TOTAL INVESTMENTS — 102.8%
(Cost $603,531,862)		494,813,040
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(13,338,224)

NET ASSETS — 100.0%		$481,474,816

(a)	Non-income producing security
(b)	All or portion of the shares of the security are on loan at September 30, 2016.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Apparel Retail	$114,759,609	$—	$—	$114,759,609
Automotive Retail.	74,002,494	—	—	74,002,494
Computer & Electronics Retail	15,824,352	—	—	15,824,352
Department Stores	32,481,535	—	—	32,481,535
Drug Retail	16,598,799	—	—	16,598,799
Food Retail	32,535,451	—	—	32,535,451
General Merchandise Stores	29,334,756	—	—	29,334,756
Hypermarkets & Super Centers	16,622,468	—	—	16,622,468
Internet Retail	64,502,240	—	—	64,502,240
Specialty Stores	83,898,533	—	—	83,898,533
Short-Term Investments	14,252,803	—	—	14,252,803

TOTAL INVESTMENTS	$494,813,040	$—	$—	$494,813,040

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	690,524	$690,524	4,843,260	4,382,703	1,151,081	$1,151,081	$1,269	$—
State Street Navigator Securities Lending Prime Portfolio	51,447,479	51,447,479	103,549,848	141,895,605	13,101,722	13,101,722	256,490	—

TOTAL		$52,138,003				$14,252,803	$257,759	$—

See accompanying Notes to Schedule of Investments

SPDR S&P Semiconductor ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
SEMICONDUCTORS — 99.7%
Advanced Micro Devices, Inc. (a)	1,211,780	$8,373,400
Analog Devices, Inc	119,914	7,728,457
Applied Micro Circuits Corp. (a)	175,268	1,218,113
Broadcom, Ltd.	44,460	7,670,239
Cavium, Inc. (a)	140,410	8,171,862
CEVA, Inc. (a)	50,984	1,788,009
Cirrus Logic, Inc. (a)	147,534	7,841,432
Cree, Inc. (a)	295,922	7,611,114
Cypress Semiconductor Corp. (b)	614,263	7,469,438
Diodes, Inc. (a)	54,610	1,165,377
First Solar, Inc. (a) (b)	192,512	7,602,299
Inphi Corp. (a) (b)	185,287	8,061,837
Integrated Device Technology, Inc. (a)	362,222	8,367,328
Intel Corp. (a)	201,753	7,616,176
Intersil Corp. Class A	335,618	7,360,103
Lattice Semiconductor Corp. (a)	466,128	3,025,171
Linear Technology Corp	123,888	7,345,319
MACOM Technology Solutions Holdings, Inc. (a) (b)	170,224	7,207,284
Marvell Technology Group, Ltd.	580,825	7,707,548
Maxim Integrated Products, Inc	186,848	7,460,841
MaxLinear, Inc. Class A (a)	386,510	7,834,558
Microchip Technology, Inc	122,200	7,593,508
Micron Technology, Inc. (a)	425,316	7,562,118
Microsemi Corp. (a)	183,262	7,693,339
Monolithic Power Systems, Inc	97,381	7,839,170
NeoPhotonics Corp. (a)	264,801	4,326,848
NVIDIA Corp. (b)	120,105	8,229,595
ON Semiconductor Corp. (a)	696,865	8,585,377
Power Integrations, Inc.	61,260	3,861,218
Qorvo, Inc. (a)	136,250	7,594,575
QUALCOMM, Inc.	118,087	8,088,959
Rambus, Inc. (a) (b)	213,973	2,674,662
Semtech Corp. (a)	162,252	4,499,248

Silicon Laboratories, Inc. (a)	90,703	5,333,336
Skyworks Solutions, Inc. (b)	107,048	8,150,635
SunPower Corp. (a) (b)	771,275	6,879,773
Synaptics, Inc. (a) (b)	124,241	7,278,038
Texas Instruments, Inc	107,203	7,523,507
Xilinx, Inc	137,296	7,460,665

TOTAL COMMON STOCKS (Cost $239,530,537)		259,800,476

SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	700,760	700,760
State Street Navigator Securities Lending Prime Portfolio (d) (e)	8,063,340	8,063,340

TOTAL SHORT-TERM INVESTMENTS (Cost $8,764,100)		8,764,100

TOTAL INVESTMENTS — 103.1% (Cost $248,294,637)		268,564,576
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(8,003,279)

NET ASSETS — 100.0%		$260,561,297

(a)	Non-income producing security
(b)	All or portion of the shares of the security are on loan at September 30, 2016.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Semiconductors	$259,800,476	$—	$—	$259,800,476
Short-Term Investments	8,764,100	—	—	8,764,100

TOTAL INVESTMENTS	$268,564,576	$—	$—	$268,564,576

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	420,212	$420,212	1,789,020	1,508,472	700,760	$700,760	$610	$—
State Street Navigator Securities Lending Prime Portfolio	13,155,324	13,155,324	60,084,026	65,176,010	8,063,340	8,063,340	24,795	—

TOTAL		$13,575,536				$8,764,100	$25,405	$—

See accompanying Notes to Schedule of Investments

SPDR S&P Software & Services ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
APPLICATION SOFTWARE — 35.2%
8x8, Inc. (a)	30,654	$472,991
ACI Worldwide, Inc. (a)	21,905	424,519
Adobe Systems, Inc. (a)	4,062	440,889
ANSYS, Inc. (a) (b)	4,359	403,687
Aspen Technology, Inc. (a)	8,885	415,729
Autodesk, Inc. (a)	6,040	436,873
Blackbaud, Inc. (b)	6,086	403,745
Bottomline Technologies de, Inc. (a)	17,379	405,104
BroadSoft, Inc. (a) (b)	8,965	417,321
Cadence Design Systems, Inc. (a)	16,123	411,620
Callidus Software, Inc. (a)	21,016	385,644
CDK Global, Inc.	7,170	411,271
Citrix Systems, Inc. (a)	4,852	413,487
Ebix, Inc. (b)	7,142	406,023
Ellie Mae, Inc. (a)	4,204	442,681
Fair Isaac Corp.	3,142	391,462
Guidewire Software, Inc. (a)	6,573	394,249
HubSpot, Inc. (a)	7,511	432,784
Interactive Intelligence Group, Inc. (a) (b)	6,726	404,502
Intuit, Inc.	3,695	406,487
Manhattan Associates, Inc. (a)	6,867	395,677
Mentor Graphics Corp.	17,172	454,028
MicroStrategy, Inc. Class A (a)	2,365	395,996
Monotype Imaging Holdings, Inc	19,240	425,396
Nuance Communications, Inc. (a)	27,408	397,416
Paycom Software, Inc. (a) (b)	8,156	408,860
Paylocity Holding Corp. (a)	9,533	423,837
Pegasystems, Inc.	15,374	453,379
PROS Holdings, Inc. (a) (b)	14,372	324,951
PTC, Inc. (a)	9,343	413,988
RealPage, Inc. (a)	16,027	411,894
RingCentral, Inc. Class A (a)	18,647	441,188
salesforce.com, Inc. (a)	5,441	388,106
Silver Spring Networks, Inc. (a) (b)	18,239	258,629
Splunk, Inc. (a)	6,769	397,205
SS&C Technologies Holdings, Inc. (b)	12,312	395,831
Synchronoss Technologies, Inc. (a) (b)	9,818	404,305
Synopsys, Inc. (a)	6,922	410,821
Tyler Technologies, Inc. (a) (b)	2,403	411,466
Ultimate Software Group, Inc. (a)	1,969	402,444
Verint Systems, Inc. (a)	10,766	405,125
Workday, Inc. Class A (a) (b)	4,629	424,433
Zendesk, Inc. (a)	13,466	413,541

		17,579,584

DATA PROCESSING & OUTSOURCED SERVICES — 29.0%
Alliance Data Systems Corp. (a)	1,935	415,116
Automatic Data Processing, Inc.	4,663	411,277
Black Knight Financial Services, Inc. Class A (a) (b)	10,283	420,575
Blackhawk Network Holdings, Inc. (a)	12,612	380,504
Broadridge Financial Solutions, Inc.	5,816	394,267
Cardtronics PLC Class A (a)	9,397	419,106
Convergys Corp. (b)	13,616	414,199
CoreLogic, Inc. (a)	10,088	395,651
CSG Systems International, Inc.	9,428	389,659
DST Systems, Inc.	3,341	393,971
Euronet Worldwide, Inc. (a)	5,165	422,652

EVERTEC, Inc.	22,666	380,335
ExlService Holdings, Inc. (a)	7,804	388,951
Fidelity National Information Services, Inc.	5,216	401,788
First Data Corp. Class A (a)	29,425	387,233
Fiserv, Inc. (a)	4,026	400,466
FleetCor Technologies, Inc. (a)	2,510	436,062
Genpact, Ltd. (a)	17,462	418,215
Global Payments, Inc	5,484	420,952
Jack Henry & Associates, Inc	4,685	400,802
MasterCard, Inc. Class A	4,113	418,580
MAXIMUS, Inc	6,952	393,205
NeuStar, Inc. Class A (a) (b)	15,593	414,618
Paychex, Inc	6,809	394,037
PayPal Holdings, Inc. (a)	10,621	435,142
Sabre Corp. (b)	14,326	403,707
Sykes Enterprises, Inc. (a)	13,548	381,105
Syntel, Inc. (a)	9,922	415,831
TeleTech Holdings, Inc.	7,491	217,164
Total System Services, Inc.	8,226	387,856
Travelport Worldwide, Ltd.	29,212	439,056
Vantiv, Inc. Class A (a)	7,622	428,890
Visa, Inc. Class A (b)	4,964	410,523
Western Union Co.	19,456	405,074
WEX, Inc. (a)	3,965	428,577
Xerox Corp.	42,097	426,443

		14,491,589

HOME ENTERTAINMENT SOFTWARE — 3.4%
Activision Blizzard, Inc.	9,546	422,888
Electronic Arts, Inc. (a)	5,055	431,697
Take-Two Interactive Software, Inc. (a)	9,446	425,825
Zynga, Inc. Class A (a)	147,881	430,334

		1,710,744

IT CONSULTING & OTHER SERVICES — 13.9%
Accenture PLC Class A	3,657	446,776
Acxiom Corp. (a)	15,832	421,923
Booz Allen Hamilton Holding Corp.	13,575	429,106
CACI International, Inc. Class A (a)	4,085	412,177
Cognizant Technology Solutions Corp. Class A (a)	7,310	348,760
Computer Sciences Corp.	8,697	454,070
CSRA, Inc.	15,409	414,502
EPAM Systems, Inc. (a)	5,929	410,939
Forrester Research, Inc.	2,762	107,442
Gartner, Inc. (a)	4,552	402,624
International Business Machines Corp.	2,593	411,898
Leidos Holdings, Inc.	9,730	421,114
ManTech International Corp. Class A (b)	10,141	382,214
Perficient, Inc. (a)	12,505	251,976
Science Applications International Corp.	6,038	418,856
Teradata Corp. (a) (b)	13,552	420,112
Unisys Corp. (a)	41,966	408,749
Virtusa Corp. (a) (b)	15,721	387,994

		6,951,232

SYSTEMS SOFTWARE — 18.3%
Barracuda Networks, Inc. (a)	17,439	444,346
CA, Inc	12,208	403,841
CommVault Systems, Inc. (a)	7,874	418,346

See accompanying Notes to Schedule of Investments

SPDR S&P Software & Services ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

FireEye, Inc. (a) (b)	27,633	$407,034
Fortinet, Inc. (a)	11,290	416,940
Gigamon, Inc. (a)	8,961	491,063
Imperva, Inc. (a)	8,922	479,201
Infoblox, Inc. (a)	17,730	467,540
Microsoft Corp	7,182	413,683
NetSuite, Inc. (a)	3,670	406,232
Oracle Corp.	10,085	396,139
Progress Software Corp. (a)	14,235	387,192
Proofpoint, Inc. (a) (b)	5,345	400,073
Qualys, Inc. (a)	11,414	435,901
Red Hat, Inc. (a)	5,589	451,759
ServiceNow, Inc. (a)	5,487	434,296
Symantec Corp.	16,485	413,773
Tableau Software, Inc. Class A (a)	7,015	387,719
TiVo Corp. (a) (b)	18,570	361,744
Varonis Systems, Inc. (a) (b)	10,392	312,799
VASCO Data Security International, Inc. (a)	22,317	393,002
VMware, Inc. Class A (a) (b)	5,524	405,185

		9,127,808

TOTAL COMMON STOCKS (Cost $42,301,201)		49,860,957

SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	87,755	$87,755
State Street Navigator Securities Lending Prime Portfolio (d) (e)	1,141,006	1,141,006

TOTAL SHORT-TERM INVESTMENTS (Cost $1,228,761)		1,228,761

TOTAL INVESTMENTS — 102.3% (Cost $43,529,962)		51,089,718
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(1,140,106)

NET ASSETS — 100.0%		$49,949,612

(a)	Non-income producing security
(b)	All or apportion of the shares of the security are on loan at September 30, 2016.
(c)	The rate shown is the annualized seven-day yield at September 30,2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned

The following table summarizes the value of the Funds investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Application Software	$17,579,584	$—	$—	$17,579,584
Data Processing & Outsourced Services	14,491,589	—	—	14,491,589
Home Entertainment Software	1,710,744	—	—	1,710,744
IT Consulting & Other Services	6,951,232	—	—	6,951,232
Systems Software	9,127,808	—	—	9,127,808
Short-Term Investments	1,228,761	—	—	1,228,761

TOTAL INVESTMENTS	$51,089,718	$—	$—	$51,089,718

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class .	128,082	$128,082	631,434	671,761	87,755	$87,755	$146	$—
State Street Navigator Securities Lending Prime Portfolio	9,073,151	9,073,151	10,080,278	18,012,423	1,141,006	1,141,006	8,859	—

TOTAL		$9,201,233				$1,228,761	$9,005	$—

See accompanying Notes to Schedule of Investments

SPDR S&P Technology Hardware ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ELECTRONIC COMPONENTS — 26.6%
Amphenol Corp. Class A	2,935	$190,540
AVX Corp.	1,798	24,794
Belden, Inc.	2,822	194,690
Corning, Inc.	8,037	190,075
Dolby Laboratories, Inc. Class A	3,683	199,950
II-VI, Inc. (a)	1,961	47,711
InvenSense, Inc. (a)	11,634	86,324
Knowles Corp. (a)	8,857	124,441
Littelfuse, Inc	1,251	161,141
Rogers Corp. (a)	1,353	82,641
Universal Display Corp. (a)	3,101	172,137
Vishay Intertechnology, Inc.	10,105	142,380

		1,616,824

ELECTRONIC EQUIPMENT & INSTRUMENTS — 29.4%
Badger Meter, Inc.	1,591	53,314
Cognex Corp.	3,501	185,063
Coherent, Inc. (a)	1,701	188,029
FARO Technologies, Inc. (a)	1,250	44,937
Fitbit, Inc. Class A (a)	12,345	183,200
FLIR Systems, Inc.	5,859	184,090
Itron, Inc. (a)	1,370	76,391
Keysight Technologies, Inc. (a)	6,091	193,024
MTS Systems Corp.	1,546	71,162
National Instruments Corp.	5,274	149,782
OSI Systems, Inc. (a)	1,430	93,493
VeriFone Systems, Inc. (a)	10,751	169,221
Zebra Technologies Corp. Class A (a)	2,720	189,339

		1,781,045

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 43.8%
3D Systems Corp. (a)	11,864	212,959
Apple, Inc.	1,744	197,159
Cray, Inc. (a)	6,361	149,738

Diebold, Inc.	7,015	173,902
Eastman Kodak Co. (a)	1,384	20,760
Electronics For Imaging, Inc. (a)	3,471	169,801
Hewlett Packard Enterprise Co.	8,598	195,605
HP, Inc.	12,783	198,520
Lexmark International, Inc. Class A	4,989	199,361
NCR Corp. (a)	5,633	181,326
NetApp, Inc.	5,248	187,983
Nimble Storage, Inc. (a)	10,233	90,357
Pure Storage, Inc. Class A (a)	12,659	171,530
Seagate Technology PLC	4,984	192,133
Super Micro Computer, Inc. (a)	4,744	110,867
Western Digital Corp.	3,486	203,827

		2,655,828

TOTAL COMMON STOCKS (Cost $5,090,699)		6,053,697

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $5,282)	5,282	5,282

TOTAL INVESTMENTS — 99.9% (Cost $5,095,981)		6,058,979
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		5,389

NET ASSETS — 100.0%		$6,064,368

(a)	Non-income producing security
(b)	The rate shown is the annualized seven-day yield at September 30, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Electronic Components	$1,616,824	$—	$—	$1,616,824
Electronic Equipment & Instruments	1,781,045	—	—	1,781,045
Technology Hardware, Storage & Peripherals	2,655,828	—	—	2,655,828
Short-Term Investment	5,282	—	—	5,282

TOTAL INVESTMENTS	$6,058,979	$—	$—	$6,058,979

See accompanying Notes to Schedule of Investments

SPDR S&P Technology Hardware ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	245,842	$245,842	309,833	550,393	5,282	$5,282	$23	$—

TOTAL		$245,842				$5,282	$23	$—

See accompanying Notes to Schedule of Investments

SPDR S&P Telecom ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 13.4%
Cogent Communications Holdings, Inc.	17,272	$635,782
Globalstar, Inc. (a) (b)	154,598	187,064
Inteliquent, Inc. (b)	17,628	284,516
Iridium Communications, Inc. (a) (b)	33,066	268,165
Level 3 Communications, Inc. (a)	12,728	590,325
ORBCOMM, Inc. (a)	19,201	196,810
Vonage Holdings Corp. (a)	108,347	716,174
Zayo Group Holdings, Inc. (a)	21,272	631,991

		3,510,827

COMMUNICATIONS EQUIPMENT — 59.2%
ADTRAN, Inc.	15,309	293,014
Arista Networks, Inc. (a) (b)	7,716	656,477
ARRIS International PLC (a)	23,023	652,242
Brocade Communications Systems, Inc.	67,185	620,118
CalAmp Corp. (a)	17,138	239,075
Ciena Corp. (a)	28,412	619,382
Cisco Systems, Inc.	19,949	632,782
CommScope Holding Co., Inc. (a) (b)	20,679	622,645
Comtech Telecommunications Corp.	16,947	217,091
EchoStar Corp. (a)	7,652	335,387
Extreme Networks, Inc. (a)	22,157	99,485
F5 Networks, Inc. (a)	5,213	649,748
Finisar Corp. (a)	23,489	699,972
Harris Corp	6,773	620,475
Infinera Corp. (a) (b)	71,560	646,187
InterDigital, Inc. (b)	8,748	692,842
Ixia (a)	12,730	159,125
Juniper Networks, Inc.	26,572	639,322
Lumentum Holdings, Inc. (a) (b)	16,893	705,621
Motorola Solutions, Inc.	8,029	612,452
NETGEAR, Inc. (a)	10,785	652,385
NetScout Systems, Inc. (a)	21,839	638,791
Oclaro, Inc. (a)	75,050	641,677
Palo Alto Networks, Inc. (a) (b)	4,262	679,064
Plantronics, Inc.	7,593	394,532
ShoreTel, Inc. (a)	15,428	123,424
Sonus Networks, Inc. (a)	15,156	117,914
Ubiquiti Networks, Inc. (a) (b)	12,067	645,584
ViaSat, Inc. (a) (b)	8,536	637,212
Viavi Solutions, Inc. (a)	81,728	603,970

		15,547,995

INTEGRATED TELECOMMUNICATION SERVICES — 17.3%
AT&T, Inc.	15,498	629,374
ATN International, Inc.	4,583	298,078
CenturyLink, Inc. (b).	22,089	605,901
Cincinnati Bell, Inc. (a)	43,002	175,448
Consolidated Communications Holdings, Inc. (b)	11,514	290,613
Frontier Communications Corp. (b)	134,959	561,429
General Communication, Inc. Class A (a)	8,958	123,173
SBA Communications Corp. (a)	5,578	625,629
Verizon Communications, Inc	11,876	617,315
Windstream Holdings, Inc. (b)	60,743	610,467

		4,537,427

WIRELESS TELECOMMUNICATION SERVICES — 10.0%
NII Holdings, Inc. (a) (b)	28,644	95,384
Shenandoah Telecommunications Co. (b)	19,537	531,602
Sprint Corp. (a) (b)	92,543	613,560
T-Mobile US, Inc. (a) (b)	13,786	644,082
Telephone & Data Systems, Inc.	22,759	618,590
United States Cellular Corp. (a)	3,600	130,824

		2,634,042

TOTAL COMMON STOCKS (Cost $25,139,590)		26,230,291

SHORT-TERM INVESTMENTS — 9.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	676,597	676,597
State Street Navigator Securities Lending Prime Portfolio (d) (e)	1,853,840	1,853,840

TOTAL SHORT-TERM INVESTMENTS (Cost $2,530,437)		2,530,437

TOTAL INVESTMENTS — 109.5% (Cost $27,670,027)		28,760,728
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.5)%		(2,487,469)

NET ASSETS — 100.0%		$26,273,259

(a)	Non-income producing security
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned

See accompanying Notes to Schedule of Investments

SPDR S&P Telecom ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Alternative Carriers	$3,510,827	$—	$—	$3,510,827
Communications Equipment	15,547,995	—	—	15,547,995
Integrated Telecommunication Services	4,537,427	—	—	4,537,427
Wireless Telecommunication Services	2,634,042	—	—	2,634,042
Short-Term Investments	2,530,437	—	—	2,530,437

TOTAL INVESTMENTS	$28,760,728	$—	$—	$28,760,728

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class .	26,185	$26,185	744,070	93,658	676,597	$676,597	$74	$—
State Street Navigator Securities Lending Prime Portfolio	4,330,835	4,330,835	6,998,151	9,475,146	1,853,840	1,853,840	6,680	—

TOTAL		$4,357,020				$2,530,437	$6,754	$—

See accompanying Notes to Schedule of Investments

SPDR S&P Transportation ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.7%
Wesco Aircraft Holdings, Inc. (a)	105,336	$1,414,663

AIR FREIGHT & LOGISTICS — 20.3%
Air Transport Services Group, Inc. (a)	102,391	1,469,311
Atlas Air Worldwide Holdings, Inc. (a)	106,134	4,544,658
C.H. Robinson Worldwide, Inc.	76,884	5,417,247
Echo Global Logistics, Inc. (a)	69,721	1,607,766
Expeditors International of Washington, Inc.	104,751	5,396,772
FedEx Corp.	32,933	5,752,736
Forward Air Corp.	52,037	2,251,121
Hub Group, Inc. Class A (a)	74,961	3,055,410
United Parcel Service, Inc. Class B	49,218	5,382,480
XPO Logistics, Inc. (a) (b)	160,767	5,895,326

		40,772,827

AIRLINES — 28.5%
Alaska Air Group, Inc.	76,928	5,066,478
Allegiant Travel Co.	37,271	4,922,381
American Airlines Group, Inc.	137,627	5,038,525
Delta Air Lines, Inc.	140,325	5,523,192
Hawaiian Holdings, Inc. (a)	112,421	5,463,661
JetBlue Airways Corp. (a)	326,588	5,630,377
SkyWest, Inc.	142,574	3,765,379
Southwest Airlines Co.	141,866	5,517,169
Spirit Airlines, Inc. (a)	138,093	5,873,095
United Continental Holdings, Inc. (a)	100,996	5,299,260
Virgin America, Inc. (a) (b)	94,679	5,066,273

		57,165,790

AIRPORT SERVICES — 2.7%
Macquarie Infrastructure Corp.	65,706	5,469,367

MARINE — 4.4%
Kirby Corp. (a)	94,376	5,866,412
Matson, Inc.	73,981	2,950,362

		8,816,774

RAILROADS — 13.8%
CSX Corp.	189,934	5,792,987
Genesee & Wyoming, Inc. Class A (a)	79,170	5,458,772
Kansas City Southern	56,862	5,306,362
Norfolk Southern Corp.	58,353	5,663,742
Union Pacific Corp.	57,132	5,572,084

		27,793,947

TRUCKING — 29.4%
AMERCO	15,984	5,182,492
ArcBest Corp.	51,055	971,066
Avis Budget Group, Inc. (a)	146,455	5,010,226
Heartland Express, Inc.	170,170	3,212,810
Hertz Global Holdings, Inc. (a)	106,994	4,296,879
JB Hunt Transport Services, Inc.	68,045	5,521,171
Knight Transportation, Inc.	189,188	5,427,804
Landstar System, Inc.	78,687	5,357,011
Marten Transport, Ltd.	34,643	727,503
Old Dominion Freight Line, Inc. (a) (b)	78,641	5,395,559
Ryder System, Inc.	81,560	5,378,882
Saia, Inc. (a)	59,041	1,768,868
Swift Transportation Co. (a)(b)	256,775	5,512,959
Werner Enterprises, Inc.	228,626	5,320,127

		59,083,357

TOTAL COMMON STOCKS (Cost $221,264,252)		200,516,725

SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	398,958	398,958
State Street Navigator Securities Lending Prime Portfolio (d) (e)	5,395,532	5,395,532

TOTAL SHORT-TERM INVESTMENTS (Cost $5,794,490)		5,794,490

TOTAL INVESTMENTS — 102.7% (Cost $227,058,742)		206,311,215
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(5,396,700)

NET ASSETS— 100.0%		$200,914,515

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying Notes to Schedule of Investments

SPDR S&P Transportation ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,414,663	$—	$—	$1,414,663
Air Freight & Logistics	40,772,827	—	—	40,772,827
Airlines	57,165,790	—	—	57,165,790
Airport Services	5,469,367	—	—	5,469,367
Marine	8,816,774	—	—	8,816,774
Railroads	27,793,947	—	—	27,793,947
Trucking	59,083,357	—	—	59,083,357
Short-Term Investments	5,794,490	—	—	5,794,490

TOTAL INVESTMENTS	$206,311,215	$—	$—	$206,311,215

AffiliateTable

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	486,211	$486,211	836,909	924,162	398,958	$398,958	$435	$—
State Street Navigator Securities Lending Prime Portfolio	21,972,525	21,972,525	56,989,259	73,566,252	5,395,532	5,395,532	28,717	—

TOTAL		$22,458,736				$5,794,490	$29,152	$—

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 1.9%
AAR Corp.	6	$188
Aerojet Rocketdyne Holdings, Inc. (a)	16	281
Aerovironment, Inc. (a)	3	73
B/E Aerospace, Inc.	9	465
Boeing Co. (b)	118	15,545
Cubic Corp.	5	234
Curtiss-Wright Corp.	4	365
Engility Holdings, Inc. (a)	12	378
Esterline Technologies Corp. (a)	7	532
General Dynamics Corp.	50	7,758
Huntington Ingalls Industries, Inc.	7	1,074
KLX, Inc. (a)	4	141
L-3 Communications Holdings, Inc.	21	3,165
Lockheed Martin Corp.	46	11,027
Mercury Systems, Inc. (a) (b)	6	147
Moog, Inc. Class A (a)	11	655
National Presto Industries, Inc.	2	176
Northrop Grumman Corp.	26	5,563
Orbital ATK, Inc.	12	915
Raytheon Co.	41	5,581
Rockwell Collins, Inc.	12	1,012
Teledyne Technologies, Inc. (a)	7	756
Textron, Inc.	59	2,345
Triumph Group, Inc.	35	976
United Technologies Corp.	169	17,170

		76,522

AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	13	557
C.H. Robinson Worldwide, Inc.	23	1,620
Expeditors International of Washington, Inc.	22	1,133
FedEx Corp.	44	7,686
Forward Air Corp.	3	130
Hub Group, Inc. Class A (a)	7	285
United Parcel Service, Inc. Class B	124	13,561

		24,972

AIRLINES — 0.7%
Alaska Air Group, Inc.	16	1,054
Allegiant Travel Co.	3	396
American Airlines Group, Inc.	183	6,700
Delta Air Lines, Inc. (b)	182	7,164
Hawaiian Holdings, Inc. (a)	11	535
JetBlue Airways Corp. (a)	85	1,465
SkyWest, Inc.	28	739
Southwest Airlines Co.	90	3,500
United Continental Holdings, Inc. (a)	126	6,611

		28,164

AUTO COMPONENTS — 0.5%
BorgWarner, Inc.	44	1,548
Dana, Inc.	104	1,622
Delphi Automotive PLC	38	2,710
Dorman Products, Inc. (a)	7	447
Drew Industries, Inc.	4	392
Gentex Corp.	32	562
Goodyear Tire & Rubber Co.	102	3,295
Johnson Controls International PLC	166	7,724
Standard Motor Products, Inc.	7	334

Superior Industries International, Inc.	8	233

		18,867

AUTOMOBILES — 1.7%
Ford Motor Co. (b)	2,778	33,531
General Motors Co.	1,012	32,151
Harley-Davidson, Inc.	37	1,946
Thor Industries, Inc.	12	1,016
Winnebago Industries, Inc.	5	118

		68,762

BANKS — 10.4%
Associated Banc-Corp.	41	803
BancorpSouth, Inc.	4	93
Bank of America Corp.	4,373	68,437
Bank of Hawaii Corp. (b)	10	726
Bank of the Ozarks, Inc.	8	307
Banner Corp.	8	350
BB&T Corp.	219	8,261
Boston Private Financial Holdings, Inc.	13	167
Brookline Bancorp, Inc.	14	171
Cardinal Financial Corp.	19	496
Cathay General Bancorp	13	400
Citigroup, Inc.	2,068	97,672
Citizens Financial Group, Inc.	123	3,039
City Holding Co.	4	201
Columbia Banking System, Inc.	6	196
Comerica, Inc.	122	5,773
Commerce Bancshares, Inc.	17	837
Community Bank System, Inc.	8	385
Cullen/Frost Bankers, Inc.	19	1,367
CVB Financial Corp. (b)	21	370
East West Bancorp, Inc.	22	808
Fifth Third Bancorp	330	6,752
First BanCorp (a) (b)	38	198
First Commonwealth Financial Corp.	28	282
First Financial Bancorp	16	349
First Financial Bankshares, Inc. (b)	10	364
First Horizon National Corp.	66	1,005
First Midwest Bancorp, Inc.	17	329
FNB Corp.	38	467
Fulton Financial Corp. (b)	44	639
Glacier Bancorp, Inc.	17	485
Hancock Holding Co.	28	908
Hanmi Financial Corp.	8	211
Home BancShares, Inc.	16	333
Hope Bancorp, Inc.	18	313
Huntington Bancshares, Inc.	260	2,564
Independent Bank Corp.	4	216
International Bancshares Corp.	18	536
JPMorgan Chase & Co.	1,548	103,081
KeyCorp	157	1,911
LegacyTexas Financial Group, Inc.	5	158
M&T Bank Corp.	26	3,019
MB Financial, Inc.	11	418
NBT Bancorp, Inc.	9	296
Old National Bancorp	48	675
PacWest Bancorp	22	944
People’s United Financial, Inc.	94	1,487
Pinnacle Financial Partners, Inc.	8	433

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

PNC Financial Services Group, Inc.	169	$15,225
PrivateBancorp, Inc.	14	643
Prosperity Bancshares, Inc.	11	604
Regions Financial Corp.	542	5,349
S&T Bancorp, Inc.	8	232
Signature Bank (a)	6	711
Simmons First National Corp. Class A	4	200
Sterling Bancorp	24	420
SunTrust Banks, Inc.	171	7,490
SVB Financial Group (a)	7	774
Synovus Financial Corp.	35	1,138
TCF Financial Corp.	48	696
Texas Capital Bancshares, Inc. (a)	5	275
Tompkins Financial Corp.	4	306
Trustmark Corp.	15	413
UMB Financial Corp.	8	476
Umpqua Holdings Corp.	50	752
United Bankshares, Inc. (b)	11	414
United Community Banks, Inc.	28	588
US Bancorp	355	15,226
Valley National Bancorp	53	516
Webster Financial Corp.	17	646
Wells Fargo & Co.	1,220	54,022
Westamerica Bancorporation	5	254
Wintrust Financial Corp.	8	445
Zions Bancorp	54	1,675

		428,722

BEVERAGES — 0.9%
Boston Beer Co., Inc. Class A (a)	1	155
Brown-Forman Corp. Class B	28	1,329
Coca-Cola Co.	450	19,044
Constellation Brands, Inc. Class A	12	1,998
Dr. Pepper Snapple Group, Inc.	17	1,552
Molson Coors Brewing Co. Class B	17	1,867
Monster Beverage Corp. (a)	10	1,468
PepsiCo, Inc.	108	11,747

		39,160

BIOTECHNOLOGY — 1.1%
AbbVie, Inc.	152	9,587
Acorda Therapeutics, Inc. (a)	8	167
Alexion Pharmaceuticals, Inc. (a)	15	1,838
Amgen, Inc.	30	5,004
Biogen, Inc. (a)	20	6,261
Celgene Corp. (a)	52	5,436
Emergent BioSolutions, Inc. (a) (b)	7	221
Gilead Sciences, Inc.	153	12,105
Momenta Pharmaceuticals, Inc. (a)	10	117
Regeneron Pharmaceuticals, Inc. (a)	5	2,010
Spectrum Pharmaceuticals, Inc. (a)	43	201
United Therapeutics Corp. (a)	4	472
Vertex Pharmaceuticals, Inc. (a)	12	1,046

		44,465

BUILDING PRODUCTS — 0.2%
AAON, Inc.	6	173
Allegion PLC	5	345
AO Smith Corp.	8	790
Apogee Enterprises, Inc.	9	402
Fortune Brands Home & Security, Inc.	18	1,046

Gibraltar Industries, Inc. (a)	8	297
Griffon Corp.	17	289
Lennox International, Inc.	4	628
Masco Corp.	39	1,338
Quanex Building Products Corp.	7	121
Simpson Manufacturing Co., Inc. (b)	7	308
Universal Forest Products, Inc.	6	591

		6,328

CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc. (a)	8	1,158
Ameriprise Financial, Inc.	45	4,490
Bank of New York Mellon Corp.	233	9,292
BlackRock, Inc. (b)	25	9,062
Calamos Asset Management, Inc. Class A	11	75
CBOE Holdings, Inc.	7	454
Charles Schwab Corp.	101	3,189
CME Group, Inc.	61	6,376
E*TRADE Financial Corp. (a)	46	1,340
Eaton Vance Corp.	16	625
Evercore Partners, Inc. Class A	8	412
FactSet Research Systems, Inc. (b)	3	486
Federated Investors, Inc. Class B	22	652
Financial Engines, Inc.	3	89
Franklin Resources, Inc.	126	4,482
Goldman Sachs Group, Inc.	130	20,965
Greenhill & Co., Inc. (b)	5	118
Interactive Brokers Group, Inc. Class A	12	423
Intercontinental Exchange, Inc.	11	2,963
Invesco, Ltd.	90	2,814
Investment Technology Group, Inc.	14	240
Janus Capital Group, Inc.	41	574
Legg Mason, Inc.	36	1,205
MarketAxess Holdings, Inc.	2	331
Moody’s Corp.	16	1,733
Morgan Stanley	1,048	33,599
MSCI, Inc.	9	755
Nasdaq, Inc.	20	1,351
Northern Trust Corp.	35	2,380
Piper Jaffray Cos. (a)	9	435
Raymond James Financial, Inc.	30	1,746
S&P Global, Inc.	13	1,645
SEI Investments Co.	58	2,645
State Street Corp. (c)	72	5,013
Stifel Financial Corp. (a)	23	884
T Rowe Price Group, Inc.	36	2,394
Waddell & Reed Financial, Inc. Class A	34	617

		127,012

CHEMICALS — 2.1%
A Schulman, Inc.	9	262
Air Products & Chemicals, Inc.	31	4,661
Albemarle Corp.	12	1,026
American Vanguard Corp.	3	48
Ashland Global Holdings, Inc.	13	1,507
Balchem Corp.	2	155
Cabot Corp.	15	786
Calgon Carbon Corp.	9	137
CF Industries Holdings, Inc.	98	2,386
Chemours Co.	127	2,032

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Dow Chemical Co.	249	$12,906
E.I. du Pont de Nemours & Co.	124	8,304
Eastman Chemical Co.	33	2,234
Ecolab, Inc.	24	2,921
FMC Corp. (b)	14	677
FutureFuel Corp.	26	293
Hawkins, Inc.	2	87
HB Fuller Co.	8	372
Ingevity Corp. (a)	7	323
Innophos Holdings, Inc.	7	273
International Flavors & Fragrances, Inc.	7	1,001
Koppers Holdings, Inc. (a)	5	161
Kraton Corp. (a) (b)	9	315
LSB Industries, Inc. (a)	4	34
LyondellBasell Industries NV Class A	146	11,776
Minerals Technologies, Inc.	6	424
Monsanto Co.	62	6,336
Mosaic Co.	148	3,620
NewMarket Corp.	1	429
Olin Corp.	22	452
PolyOne Corp.	11	372
PPG Industries, Inc.	26	2,687
Praxair, Inc.	42	5,075
Quaker Chemical Corp.	3	318
Rayonier Advanced Materials, Inc.	9	120
RPM International, Inc.	93	4,996
Scotts Miracle-Gro Co. Class A	9	749
Sensient Technologies Corp.	10	758
Sherwin-Williams Co.	7	1,937
Stepan Co.	4	291
Tredegar Corp.	7	130
Valspar Corp.	12	1,273

		84,644

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	18	715
Brady Corp. Class A	10	346
Brink’s Co.	10	371
Cintas Corp. (b)	19	2,139
Clean Harbors, Inc. (a)	6	288
Copart, Inc. (a)	17	911
Deluxe Corp.	8	535
Essendant, Inc.	15	308
G&K Services, Inc. Class A	5	477
Healthcare Services Group, Inc.	9	356
Herman Miller, Inc.	10	286
HNI Corp. (b)	11	438
Interface, Inc.	9	150
Matthews International Corp. Class A	6	365
Mobile Mini, Inc.	8	242
MSA Safety, Inc.	6	348
Pitney Bowes, Inc. (b)	66	1,199
Republic Services, Inc.	63	3,178
Rollins, Inc.	66	1,933
RR Donnelley & Sons Co.	132	2,075
Stericycle, Inc. (a)	9	721
Tetra Tech, Inc.	13	461
UniFirst Corp. (b)	4	527
Viad Corp.	6	221

Waste Management, Inc.	57	3,634

		22,224

COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN, Inc.	8	153
ARRIS International PLC (a)	25	708
Bel Fuse, Inc. Class B	3	72
Black Box Corp.	6	83
Ciena Corp. (a)	11	240
Cisco Systems, Inc.	919	29,151
Comtech Telecommunications Corp.	5	64
Digi International, Inc. (a)	6	68
F5 Networks, Inc. (a)	6	748
Harmonic, Inc. (a)	21	125
Harris Corp.	22	2,015
InterDigital, Inc. (b)	9	713
Ixia (a)	33	412
Juniper Networks, Inc.	62	1,492
Lumentum Holdings, Inc. (a)	6	251
Motorola Solutions, Inc.	24	1,831
NETGEAR, Inc. (a)	6	363
NetScout Systems, Inc. (a)	6	175
Plantronics, Inc.	5	260
ViaSat, Inc. (a)	5	373
Viavi Solutions, Inc. (a)	30	222

		39,519

CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)	54	1,606
Aegion Corp. (a)	9	172
Comfort Systems USA, Inc.	14	410
Dycom Industries, Inc. (a)	7	573
EMCOR Group, Inc.	16	954
Fluor Corp.	57	2,925
Granite Construction, Inc.	10	497
Jacobs Engineering Group, Inc. (a)	45	2,327
KBR, Inc.	62	938
Orion Group Holdings, Inc. (a)	8	55
Quanta Services, Inc. (a)	67	1,875
Valmont Industries, Inc.	4	538

		12,870

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	5	386
Headwaters, Inc. (a)	20	338
Martin Marietta Materials, Inc.	5	896
Vulcan Materials Co.	9	1,024

		2,644

CONSUMER FINANCE — 1.1%
American Express Co.	184	11,783
Capital One Financial Corp.	222	15,946
Discover Financial Services	96	5,429
Encore Capital Group, Inc. (a) (b)	6	135
EZCORP, Inc. Class A (a)	9	100
Firstcash, Inc.	17	800
Green Dot Corp. Class A (a)	23	530
Navient Corp.	240	3,473
PRA Group, Inc. (a)	9	311
SLM Corp. (a)	20	150
Synchrony Financial	181	5,068

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

World Acceptance Corp. (a) (b)	4	$196

		43,921

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	10	774
Avery Dennison Corp.	17	1,323
Ball Corp.	17	1,393
Bemis Co., Inc.	17	867
Greif, Inc. Class A	16	794
International Paper Co.	139	6,669
Myers Industries, Inc.	7	91
Owens-Illinois, Inc. (a)	88	1,618
Packaging Corp. of America	26	2,113
Sealed Air Corp.	21	962
Silgan Holdings, Inc.	12	607
Sonoco Products Co.	27	1,426
WestRock Co.	56	2,715

		21,352

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	16	573
Genuine Parts Co.	29	2,913
LKQ Corp. (a)	49	1,737
Pool Corp.	7	662
VOXX International Corp. (a)	10	30

		5,915

DIVERSIFIED CONSUMER SERVICES — 0.1%
American Public Education, Inc. (a) (b)	2	40
Capella Education Co.	3	174
Career Education Corp. (a)	28	190
DeVry Education Group, Inc.	41	946
Graham Holdings Co. Class B	3	1,444
H&R Block, Inc.	35	810
Regis Corp. (a)	19	239
Service Corp. International	23	610
Sotheby’s (b)	8	304
Strayer Education, Inc. (a)	3	140
Universal Technical Institute, Inc.	5	9

		4,906

DIVERSIFIED FINANCIAL SERVICES — 1.9%
Berkshire Hathaway, Inc. Class B (a)	510	73,680
Leucadia National Corp.	140	2,665

		76,345

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
AT&T, Inc.	1,457	59,169
ATN International, Inc.	5	325
CenturyLink, Inc.	380	10,423
Cincinnati Bell, Inc. (a)	63	257
Frontier Communications Corp. (b)	364	1,514
General Communication, Inc. Class A (a)	18	248
Iridium Communications, Inc. (a) (b)	50	406
Level 3 Communications, Inc. (a)	58	2,690
Lumos Networks Corp. (a)	2	28
Verizon Communications, Inc.	827	42,987

		118,047

ELECTRIC UTILITIES — 2.3%
ALLETE, Inc.	10	596
Alliant Energy Corp.	44	1,686

American Electric Power Co., Inc.	107	6,870
Duke Energy Corp.	161	12,886
Edison International	65	4,696
El Paso Electric Co.	9	421
Entergy Corp.	60	4,604
Eversource Energy	57	3,088
Exelon Corp.	311	10,353
FirstEnergy Corp.	143	4,730
Great Plains Energy, Inc.	35	955
Hawaiian Electric Industries, Inc.	29	866
IDACORP, Inc.	14	1,096
NextEra Energy, Inc.	64	7,829
OGE Energy Corp.	44	1,391
PG&E Corp.	98	5,995
Pinnacle West Capital Corp.	25	1,900
PNM Resources, Inc.	29	949
PPL Corp.	146	5,047
Southern Co.	216	11,081
Westar Energy, Inc.	25	1,419
Xcel Energy, Inc. (b)	101	4,155

		92,613

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	2	529
AMETEK, Inc.	23	1,099
AZZ, Inc.	4	261
Eaton Corp. PLC	100	6,571
Emerson Electric Co.	134	7,304
Encore Wire Corp.	4	147
EnerSys	5	346
General Cable Corp.	27	405
Hubbell, Inc.	9	970
Powell Industries, Inc.	3	120
Regal Beloit Corp.	31	1,844
Rockwell Automation, Inc. (b)	15	1,835
Vicor Corp. (a)	11	128

		21,559

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Agilysys, Inc. (a)	5	56
Amphenol Corp. Class A	23	1,493
Anixter International, Inc. (a)	17	1,096
Arrow Electronics, Inc. (a)	65	4,158
Avnet, Inc.	92	3,777
Badger Meter, Inc.	4	134
Belden, Inc.	1	69
Benchmark Electronics, Inc. (a)	20	499
Cognex Corp.	59	3,119
Coherent, Inc. (a)	3	332
Corning, Inc.	230	5,439
CTS Corp.	8	149
Daktronics, Inc.	10	95
DTS, Inc.	2	85
Electro Scientific Industries, Inc. (a) (b)	4	23
FARO Technologies, Inc. (a)	1	36
FLIR Systems, Inc.	19	597
II-VI, Inc. (a)	8	195
Ingram Micro, Inc. Class A	104	3,709
Insight Enterprises, Inc. (a)	24	781

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

IPG Photonics Corp. (a)	5	$412
Itron, Inc. (a)	9	502
Jabil Circuit, Inc.	125	2,727
Keysight Technologies, Inc. (a)	32	1,014
Knowles Corp. (a) (b)	16	225
Littelfuse, Inc.	3	386
Methode Electronics, Inc.	9	315
MTS Systems Corp.	2	92
National Instruments Corp.	12	341
OSI Systems, Inc. (a)	3	196
Park Electrochemical Corp.	3	52
Plexus Corp. (a)	9	421
Rofin-Sinar Technologies, Inc. (a)	6	193
Rogers Corp. (a)	3	183
Sanmina Corp. (a)	54	1,537
ScanSource, Inc. (a)	8	292
SYNNEX Corp.	19	2,168
TE Connectivity, Ltd.	64	4,120
Tech Data Corp. (a)	21	1,779
Trimble Navigation, Ltd. (a)	26	743
TTM Technologies, Inc. (a) (b)	19	218
VeriFone Systems, Inc. (a)	9	142
Vishay Intertechnology, Inc. (b)	48	676
Zebra Technologies Corp. Class A (a)	8	557

		45,133

ENERGY EQUIPMENT & SERVICES — 1.6%
Archrock, Inc.	51	667
Baker Hughes, Inc.	99	4,997
Basic Energy Services, Inc. (a) (b)	10	8
Diamond Offshore Drilling, Inc. (b)	51	898
Dril-Quip, Inc. (a)	5	279
Ensco PLC Class A	227	1,929
Era Group, Inc. (a)	6	48
Exterran Corp. (a)	9	141
FMC Technologies, Inc. (a)	60	1,780
Geospace Technologies Corp. (a)	1	19
Gulf Island Fabrication, Inc.	3	28
Gulfmark Offshore, Inc. Class A (a) (b)	220	370
Halliburton Co.	192	8,617
Helix Energy Solutions Group, Inc. (a)	77	626
Helmerich & Payne, Inc. (b)	35	2,355
Hornbeck Offshore Services, Inc. (a) (b)	27	149
Matrix Service Co. (a)	7	131
Nabors Industries, Ltd.	186	2,262
National Oilwell Varco, Inc. (b)	263	9,663
Newpark Resources, Inc. (a)	50	368
Noble Corp. PLC (b)	177	1,122
Oceaneering International, Inc. (b)	45	1,238
Oil States International, Inc. (a)	34	1,073
Patterson-UTI Energy, Inc. (b)	64	1,432
Pioneer Energy Services Corp. (a)	18	73
Rowan Cos. PLC Class A	81	1,228
Schlumberger, Ltd.	250	19,660
SEACOR Holdings, Inc. (a)	6	357
Superior Energy Services, Inc.	106	1,897
Tesco Corp.	29	237
TETRA Technologies, Inc. (a)	21	128
Transocean, Ltd. (a) (b)	254	2,708
Unit Corp. (a)	38	707

US Silica Holdings, Inc.	8	372

		67,567

FOOD & STAPLES RETAILING — 3.5%
Andersons, Inc.	13	470
Casey’s General Stores, Inc.	10	1,202
Costco Wholesale Corp.	76	11,591
CVS Health Corp.	197	17,531
Kroger Co.	329	9,765
SpartanNash Co.	20	578
SUPERVALU, Inc. (a)	172	858
Sysco Corp.	122	5,979
United Natural Foods, Inc. (a)	22	881
Wal-Mart Stores, Inc.	1,079	77,817
Walgreens Boots Alliance, Inc.	172	13,867
Whole Foods Market, Inc. (b)	70	1,985

		142,524

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	416	17,543
B&G Foods, Inc.	9	443
Cal-Maine Foods, Inc. (b)	6	231
Calavo Growers, Inc.	2	131
Campbell Soup Co.	31	1,696
ConAgra Foods, Inc.	61	2,874
Darling Ingredients, Inc. (a)	59	797
Dean Foods Co.	61	1,000
Flowers Foods, Inc. (b)	26	393
General Mills, Inc.	67	4,280
Hain Celestial Group, Inc. (a)	12	427
Hershey Co.	17	1,625
Hormel Foods Corp. (b)	48	1,821
Ingredion, Inc.	13	1,730
J&J Snack Foods Corp.	3	357
J.M. Smucker Co.	13	1,762
Kellogg Co.	43	3,331
Kraft Heinz Co.	56	5,013
Lancaster Colony Corp.	4	528
McCormick & Co., Inc.	11	1,099
Mead Johnson Nutrition Co.	17	1,343
Mondelez International, Inc. Class A	282	12,380
Post Holdings, Inc. (a)	14	1,080
Sanderson Farms, Inc. (b)	5	482
Seneca Foods Corp. Class A (a)	4	113
Snyder’s-Lance, Inc.	55	1,847
Tootsie Roll Industries, Inc. (b)	7	258
TreeHouse Foods, Inc. (a)	7	610
Tyson Foods, Inc. Class A	68	5,077
WhiteWave Foods Co. (a)	16	871

		71,142

GAS UTILITIES — 0.3%
Atmos Energy Corp.	24	1,787
National Fuel Gas Co.	18	973
New Jersey Resources Corp.	22	723
Northwest Natural Gas Co.	7	421
ONE Gas, Inc.	10	618
Piedmont Natural Gas Co., Inc.	8	480
South Jersey Industries, Inc.	12	355
Southwest Gas Corp.	12	838
Spire, Inc.	8	510

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

UGI Corp.	82	$3,710
WGL Holdings, Inc.	15	941

		11,356

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abaxis, Inc. (b)	2	103
Abbott Laboratories	255	10,784
Align Technology, Inc. (a)	8	750
Analogic Corp. (b)	2	177
Baxter International, Inc.	117	5,569
Becton Dickinson and Co.	21	3,774
Boston Scientific Corp. (a)	127	3,023
C.R. Bard, Inc.	3	673
Cantel Medical Corp.	4	312
CONMED Corp.	6	240
Cooper Cos., Inc.	5	896
CryoLife, Inc.	6	105
Danaher Corp.	45	3,528
DENTSPLY SIRONA, Inc. (b)	10	594
Edwards Lifesciences Corp. (a)	17	2,050
Haemonetics Corp. (a)	8	290
Halyard Health, Inc. (a)	17	589
Hill-Rom Holdings, Inc.	11	682
Hologic, Inc. (a)	28	1,087
ICU Medical, Inc. (a)	2	253
IDEXX Laboratories, Inc. (a)	6	676
Integer Holdings Corp. (a) (b)	6	130
Integra LifeSciences Holdings Corp. (a)	5	413
Intuitive Surgical, Inc. (a)	3	2,175
Invacare Corp.	16	179
LivaNova PLC (a)	3	180
Masimo Corp. (a)	4	238
Medtronic PLC	128	11,059
Meridian Bioscience, Inc.	6	116
Merit Medical Systems, Inc. (a)	7	170
Natus Medical, Inc. (a)	5	197
Neogen Corp. (a)	3	168
NuVasive, Inc. (a) (b)	8	533
ResMed, Inc. (b)	9	583
St. Jude Medical, Inc.	41	3,270
STERIS PLC	11	804
Stryker Corp.	29	3,376
SurModics, Inc. (a)	2	60
Teleflex, Inc.	5	840
Varian Medical Systems, Inc. (a)	8	796
West Pharmaceutical Services, Inc.	5	373
Zimmer Biomet Holdings, Inc.	16	2,080

		63,895

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Aetna, Inc.	71	8,197
Air Methods Corp. (a) (b)	6	189
Almost Family, Inc. (a)	3	110
Amedisys, Inc. (a)	1	47
AmerisourceBergen Corp.	129	10,421
AMN Healthcare Services, Inc. (a)	15	478
Amsurg Corp. (a) (b)	9	604
Anthem, Inc. (b)	88	11,027
Cardinal Health, Inc.	139	10,800
Centene Corp. (a)	39	2,612

Chemed Corp. (b)	4	564
Cigna Corp.	37	4,822
Community Health Systems, Inc. (a) (b)	79	912
CorVel Corp. (a)	4	154
Cross Country Healthcare, Inc. (a) (b)	17	200
DaVita, Inc. (a)	30	1,982
Ensign Group, Inc.	10	201
Express Scripts Holding Co. (a)	214	15,093
HCA Holdings, Inc. (a)	71	5,370
Healthways, Inc. (a)	18	476
Henry Schein, Inc. (a)	9	1,467
Humana, Inc.	30	5,307
Kindred Healthcare, Inc.	32	327
Laboratory Corp. of America Holdings (a)	14	1,925
Landauer, Inc.	2	89
LHC Group, Inc. (a)	6	221
LifePoint Health, Inc. (a)	18	1,066
Magellan Health, Inc. (a)	10	537
McKesson Corp.	96	16,008
MEDNAX, Inc. (a) (b)	16	1,060
Molina Healthcare, Inc. (a)	30	1,750
Owens & Minor, Inc.	26	903
Patterson Cos., Inc.	19	873
PharMerica Corp. (a)	16	449
Quest Diagnostics, Inc.	28	2,370
Quorum Health Corp. (a)	19	119
Select Medical Holdings Corp. (a)	104	1,404
Tenet Healthcare Corp. (a) (b)	69	1,564
UnitedHealth Group, Inc.	168	23,520
Universal Health Services, Inc. Class B	15	1,848
VCA, Inc. (a)	7	490
WellCare Health Plans, Inc. (a)	16	1,873

		139,429

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	22	290
Cerner Corp. (a)	23	1,420
Computer Programs & Systems, Inc.	1	26
HMS Holdings Corp. (a)	7	155
Medidata Solutions, Inc. (a)	4	223
Omnicell, Inc. (a)	5	192
Quality Systems, Inc.	4	45

		2,351

HOTELS, RESTAURANTS & LEISURE — 1.1%
BJ’s Restaurants, Inc. (a)	3	107
Bob Evans Farms, Inc.	8	306
Boyd Gaming Corp. (a) (b)	31	613
Brinker International, Inc.	40	2,017
Buffalo Wild Wings, Inc. (a)	2	282
Carnival Corp.	149	7,274
Cheesecake Factory, Inc.	10	501
Chipotle Mexican Grill, Inc. (a) (b)	2	847
Cracker Barrel Old Country Store, Inc. (b)	4	529
Darden Restaurants, Inc.	27	1,656
DineEquity, Inc.	3	238
Domino’s Pizza, Inc.	2	304
International Speedway Corp. Class A	9	301
Interval Leisure Group, Inc.	54	927
Jack in the Box, Inc.	5	480

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Marcus Corp.	11	$275
Marriott International, Inc. Class A	43	2,895
Marriott Vacations Worldwide Corp.	4	293
McDonald’s Corp.	86	9,921
Monarch Casino & Resort, Inc. (a)	3	76
Panera Bread Co. Class A (a)	3	584
Papa John’s International, Inc.	6	473
Red Robin Gourmet Burgers, Inc. (a)	5	225
Royal Caribbean Cruises, Ltd.	31	2,323
Ruby Tuesday, Inc. (a)	20	50
Ruth’s Hospitality Group, Inc.	8	113
Scientific Games Corp. Class A (a) (b)	17	192
Starbucks Corp.	60	3,248
Texas Roadhouse, Inc.	12	468
Wendy’s Co.	74	799
Wyndham Worldwide Corp. (b)	16	1,077
Wynn Resorts, Ltd. (b)	32	3,117
Yum! Brands, Inc.	37	3,360

		45,871

HOUSEHOLD DURABLES — 0.6%
CalAtlantic Group, Inc.	17	568
D.R. Horton, Inc.	63	1,903
Ethan Allen Interiors, Inc.	5	156
Garmin, Ltd. (b)	45	2,165
Harman International Industries, Inc.	6	507
Helen of Troy, Ltd. (a)	8	689
iRobot Corp. (a)	4	176
KB Home (b)	60	967
La-Z-Boy, Inc.	11	270
Leggett & Platt, Inc.	19	866
Lennar Corp. Class A	42	1,778
M/I Homes, Inc. (a)	6	141
MDC Holdings, Inc.	11	284
Meritage Homes Corp. (a)	6	208
Mohawk Industries, Inc. (a)	8	1,603
Newell Brands, Inc.	45	2,370
NVR, Inc. (a)	1	1,640
PulteGroup, Inc.	107	2,144
Tempur Sealy International, Inc. (a) (b)	8	454
Toll Brothers, Inc. (a)	25	747
TopBuild Corp. (a)	4	133
Tupperware Brands Corp.	10	654
Universal Electronics, Inc. (a) (b)	4	298
Whirlpool Corp.	15	2,432

		23,153

HOUSEHOLD PRODUCTS — 1.2%
Central Garden & Pet Co. Class A (a)	22	545
Church & Dwight Co., Inc. (b)	20	958
Clorox Co. (b)	15	1,878
Colgate-Palmolive Co.	67	4,967
Energizer Holdings, Inc.	8	400
Kimberly-Clark Corp.	33	4,163
Procter & Gamble Co.	384	34,464
WD-40 Co.	9	1,012

		48,387

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp.	277	3,559

NRG Energy, Inc.	220	2,466
Talen Energy Corp. (a) (b)	63	873

		6,898

INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	58	10,221
Carlisle Cos., Inc.	7	718
General Electric Co.	1,054	31,219
Honeywell International, Inc.	89	10,377
Roper Technologies, Inc.	6	1,095

		53,630

INSURANCE — 5.2%
Aflac, Inc.	177	12,721
Alleghany Corp. (a)	4	2,100
Allstate Corp.	124	8,578
American Equity Investment Life Holding Co.	69	1,223
American Financial Group, Inc.	29	2,175
American International Group, Inc.	436	25,872
AMERISAFE, Inc.	4	235
Aon PLC	25	2,812
Arthur J Gallagher & Co.	39	1,984
Aspen Insurance Holdings, Ltd.	24	1,118
Assurant, Inc.	22	2,029
Brown & Brown, Inc.	22	830
Chubb, Ltd.	64	8,042
Cincinnati Financial Corp.	32	2,413
CNO Financial Group, Inc.	76	1,161
eHealth, Inc. (a)	3	34
Employers Holdings, Inc.	8	239
Endurance Specialty Holdings, Ltd.	13	851
Everest Re Group, Ltd.	14	2,660
First American Financial Corp.	35	1,375
Genworth Financial, Inc. Class A (a)	379	1,880
Hanover Insurance Group, Inc.	16	1,207
Hartford Financial Services Group, Inc.	136	5,823
HCI Group, Inc.	6	182
Horace Mann Educators Corp.	14	513
Infinity Property & Casualty Corp.	4	331
Kemper Corp. (b)	20	786
Lincoln National Corp.	169	7,940
Loews Corp.	198	8,148
Marsh & McLennan Cos., Inc.	60	4,035
Mercury General Corp.	20	1,097
MetLife, Inc.	782	34,744
Navigators Group, Inc.	6	582
Old Republic International Corp.	82	1,445
Primerica, Inc. (b)	14	742
Principal Financial Group, Inc.	190	9,787
ProAssurance Corp.	10	525
Progressive Corp.	117	3,685
Prudential Financial, Inc.	312	25,475
Reinsurance Group of America, Inc.	46	4,965
RenaissanceRe Holdings, Ltd. (b)	9	1,081
RLI Corp.	8	547
Safety Insurance Group, Inc.	5	336
Selective Insurance Group, Inc.	20	797
Stewart Information Services Corp.	10	444
Torchmark Corp.	26	1,661
Travelers Cos., Inc.	78	8,935

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
United Fire Group, Inc.	12	$508
Universal Insurance Holdings, Inc.	6	151
Unum Group	63	2,225
Willis Towers Watson PLC	9	1,195
WR Berkley Corp. (b)	41	2,368
XL Group, Ltd.	68	2,287

		214,879

INTERNET & CATALOG RETAIL — 0.8%
Amazon.com, Inc. (a)	27	22,607
Blue Nile, Inc. (b)	2	69
Expedia, Inc. (b)	12	1,401
FTD Cos., Inc. (a)	9	185
HSN, Inc.	9	358
Netflix, Inc. (a)	18	1,774
Nutrisystem, Inc.	10	297
PetMed Express, Inc.	5	101
Priceline Group, Inc. (a)	5	7,358
TripAdvisor, Inc. (a)	6	379

		34,529

INTERNET SOFTWARE & SERVICES — 2.8%
Akamai Technologies, Inc. (a) (b)	13	689
Alphabet, Inc. Class A (a)	52	41,811
Alphabet, Inc. Class C (a)	52	40,419
Blucora, Inc. (a)	7	78
comScore, Inc. (a)	3	92
DHI Group, Inc. (a)	34	268
eBay, Inc. (a)	253	8,324
Facebook, Inc. Class A (a)	95	12,186
j2 Global, Inc. (b)	6	400
Liquidity Services, Inc. (a)	2	22
LivePerson, Inc. (a)	4	34
LogMeIn, Inc.	2	181
Monster Worldwide, Inc. (a)	28	101
NIC, Inc.	18	423
QuinStreet, Inc. (a)	59	178
Rackspace Hosting, Inc. (a)	29	919
Stamps.com, Inc. (a) (b)	2	189
VeriSign, Inc. (a) (b)	9	704
XO Group, Inc. (a)	4	77
Yahoo!, Inc. (a)	160	6,896

		113,991

IT SERVICES — 2.6%
Accenture PLC Class A	58	7,086
Acxiom Corp. (a)	15	400
Alliance Data Systems Corp. (a)	6	1,287
Automatic Data Processing, Inc.	42	3,704
Broadridge Financial Solutions, Inc.	8	542
CACI International, Inc. Class A (a)	8	807
Cardtronics PLC Class A (a)	6	268
Ciber, Inc. (a)	36	41
Cognizant Technology Solutions Corp. Class A (a)	55	2,624
Computer Sciences Corp.	97	5,064
Convergys Corp.	23	700
CoreLogic, Inc. (a)	15	588
CSG Systems International, Inc.	10	413
CSRA, Inc.	19	511
DST Systems, Inc.	10	1,179

Fidelity National Information Services, Inc.	38	2,927
Fiserv, Inc. (a)	75	7,460
Forrester Research, Inc.	2	78
Gartner, Inc. (a)	4	354
Global Payments, Inc.	10	768
International Business Machines Corp. (b)	206	32,723
Jack Henry & Associates, Inc.	3	257
Leidos Holdings, Inc.	48	2,077
ManTech International Corp. Class A	13	490
MasterCard, Inc. Class A	43	4,376
MAXIMUS, Inc.	6	339
NeuStar, Inc. Class A (a)	9	239
Paychex, Inc. (b)	135	7,813
PayPal Holdings, Inc. (a)	83	3,401
Perficient, Inc. (a)	5	101
Science Applications International Corp.	10	694
Sykes Enterprises, Inc. (a)	12	338
TeleTech Holdings, Inc.	12	348
Teradata Corp. (a)	28	868
Total System Services, Inc.	15	707
Virtusa Corp. (a)	4	99
Visa, Inc. Class A	127	10,503
Western Union Co. (b)	95	1,978
WEX, Inc. (a)	4	432
Xerox Corp.	401	4,062

		108,646

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Arctic Cat, Inc.	2	31
Brunswick Corp.	12	585
Callaway Golf Co.	23	267
Hasbro, Inc.	13	1,031
Mattel, Inc.	59	1,787
Polaris Industries, Inc. (b)	7	542
Sturm Ruger & Co., Inc.	1	58
Vista Outdoor, Inc. (a)	11	439

		4,740

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Agilent Technologies, Inc.	46	2,166
Bio-Rad Laboratories, Inc. Class A (a)	5	819
Bio-Techne Corp.	4	438
Cambrex Corp. (a)	6	267
Charles River Laboratories International, Inc. (a)	3	250
Illumina, Inc. (a)	6	1,090
Luminex Corp. (a)	15	341
Mettler-Toledo International, Inc. (a)	3	1,259
PAREXEL International Corp. (a)	10	694
PerkinElmer, Inc. (b)	9	505
Thermo Fisher Scientific, Inc.	30	4,772
Waters Corp. (a)	10	1,585

		14,186

MACHINERY — 2.2%
Actuant Corp. Class A	10	232
AGCO Corp.	51	2,515
Albany International Corp. Class A	8	339
Astec Industries, Inc.	5	299
Barnes Group, Inc.	10	405
Briggs & Stratton Corp. (b)	17	317

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Caterpillar, Inc.	197	$17,488
Chart Industries, Inc. (a)	14	460
CIRCOR International, Inc.	3	179
CLARCOR, Inc. (b)	34	2,210
Crane Co.	9	567
Cummins, Inc.	43	5,510
Deere & Co. (b)	99	8,450
Donaldson Co., Inc. (b)	14	523
Dover Corp.	37	2,725
EnPro Industries, Inc.	5	284
ESCO Technologies, Inc. (b)	4	186
Federal Signal Corp.	18	239
Flowserve Corp.	16	772
Fortive Corp.	22	1,120
Franklin Electric Co., Inc.	8	326
Graco, Inc.	19	1,406
Greenbrier Cos., Inc. (b)	18	635
Harsco Corp.	59	586
Hillenbrand, Inc. (b)	13	411
IDEX Corp.	6	561
Illinois Tool Works, Inc.	46	5,513
Ingersoll-Rand PLC	42	2,853
ITT, Inc.	23	824
John Bean Technologies Corp.	7	494
Joy Global, Inc.	74	2,053
Kennametal, Inc.	28	813
Lincoln Electric Holdings, Inc.	12	751
Lindsay Corp.	1	74
Lydall, Inc. (a)	5	256
Mueller Industries, Inc.	10	324
Nordson Corp.	6	598
Oshkosh Corp.	23	1,288
PACCAR, Inc.	84	4,937
Parker-Hannifin Corp.	27	3,389
Pentair PLC	25	1,606
Snap-on, Inc.	6	912
SPX Corp. (a)	31	624
SPX FLOW, Inc. (a)	6	186
Standex International Corp.	2	186
Stanley Black & Decker, Inc.	29	3,566
Tennant Co.	12	778
Terex Corp.	41	1,042
Timken Co.	18	632
Titan International, Inc.	34	344
Toro Co. (b)	22	1,030
Trinity Industries, Inc.	107	2,587
Wabtec Corp. (b)	4	327
Watts Water Technologies, Inc. Class A	7	454
Woodward, Inc. (b)	8	500
Xylem, Inc.	19	997

		88,683

MARINE — 0.0% (d)
Kirby Corp. (a)	9	560
Matson, Inc.	8	319

		879

MEDIA — 2.4%
AMC Networks, Inc. Class A (a)	6	311
Cable One, Inc.	1	584

CBS Corp. Class B	73	3,996
Cinemark Holdings, Inc.	21	804
Comcast Corp. Class A	336	22,290
Discovery Communications, Inc. Class A (a)	105	2,826
Discovery Communications, Inc. Class C (a)	100	2,631
EW Scripps Co. Class A (a)	15	238
Gannett Co., Inc.	25	291
Harte-Hanks, Inc.	24	39
Interpublic Group of Cos., Inc.	65	1,453
John Wiley & Sons, Inc. Class A	10	516
Live Nation Entertainment, Inc. (a)	28	769
Meredith Corp.	12	624
New York Times Co. Class A	14	167
News Corp. Class A	266	3,719
News Corp. Class B (b)	75	1,066
Omnicom Group, Inc. (b)	42	3,570
Scholastic Corp.	10	394
Scripps Networks Interactive, Inc. Class A	14	889
TEGNA, Inc.	74	1,618
Time Warner, Inc.	142	11,305
Time, Inc.	35	507
Twenty-First Century Fox, Inc. Class A	378	9,155
Twenty-First Century Fox, Inc. Class B	347	8,585
Viacom, Inc. Class B	117	4,458
Walt Disney Co.	169	15,693

		98,498

METALS & MINING — 0.8%
AK Steel Holding Corp. (a) (b)	112	541
Alcoa, Inc.	444	4,502
Allegheny Technologies, Inc. (b)	76	1,373
Carpenter Technology Corp.	7	289
Commercial Metals Co. (b)	86	1,392
Compass Minerals International, Inc. (b)	5	369
Freeport-McMoRan, Inc. (b)	894	9,709
Haynes International, Inc. (b)	2	74
Kaiser Aluminum Corp.	6	519
Materion Corp. (b)	6	184
Newmont Mining Corp.	115	4,518
Nucor Corp.	76	3,758
Olympic Steel, Inc.	5	111
Reliance Steel & Aluminum Co.	31	2,233
Royal Gold, Inc. (b)	6	465
Steel Dynamics, Inc. (b)	57	1,424
Stillwater Mining Co. (a)	19	254
SunCoke Energy, Inc.	16	128
TimkenSteel Corp. (a)	30	314
United States Steel Corp. (b)	102	1,924
Worthington Industries, Inc.	16	768

		34,849

MULTI-UTILITIES — 1.1%
Ameren Corp.	53	2,607
Avista Corp.	19	794
Black Hills Corp.	13	796
CenterPoint Energy, Inc.	140	3,252
CMS Energy Corp.	49	2,059
Consolidated Edison, Inc.	68	5,121
Dominion Resources, Inc. (b)	90	6,684
DTE Energy Co.	39	3,653

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

MDU Resources Group, Inc.	62	$1,577
NiSource, Inc.	108	2,604
NorthWestern Corp.	11	633
Public Service Enterprise Group, Inc.	118	4,941
SCANA Corp. (b)	48	3,474
Sempra Energy	44	4,716
Vectren Corp.	17	853
WEC Energy Group, Inc.	30	1,796

		45,560

MULTILINE RETAIL — 0.6%
Big Lots, Inc. (b)	20	955
Dollar General Corp.	28	1,960
Dollar Tree, Inc. (a)	26	2,052
Fred’s, Inc. Class A	12	109
JC Penney Co., Inc. (a) (b)	103	950
Kohl’s Corp. (b)	80	3,500
Macy’s, Inc.	131	4,854
Nordstrom, Inc. (b)	54	2,801
Target Corp. (b)	127	8,722
Tuesday Morning Corp. (a)	23	137

		26,040

OIL, GAS & CONSUMABLE FUELS — 9.6%
Anadarko Petroleum Corp.	96	6,083
Apache Corp.	28	1,788
Cabot Oil & Gas Corp.	32	826
Carrizo Oil & Gas, Inc. (a) (b)	11	447
Chesapeake Energy Corp. (a) (b)	442	2,771
Chevron Corp.	646	66,486
Cimarex Energy Co.	11	1,478
Concho Resources, Inc. (a)	12	1,648
ConocoPhillips	882	38,341
CONSOL Energy, Inc.	127	2,438
Contango Oil & Gas Co. (a)	3	31
Denbury Resources, Inc. (a) (b)	320	1,034
Devon Energy Corp.	225	9,925
Energen Corp.	41	2,367
EOG Resources, Inc.	76	7,350
EQT Corp.	13	944
Exxon Mobil Corp. (b)	1,110	96,881
Green Plains, Inc.	20	524
Gulfport Energy Corp. (a)	7	198
Hess Corp.	185	9,920
HollyFrontier Corp.	114	2,793
Kinder Morgan, Inc.	661	15,289
Marathon Oil Corp.	590	9,328
Marathon Petroleum Corp.	370	15,018
Murphy Oil Corp.	113	3,435
Newfield Exploration Co. (a)	35	1,521
Noble Energy, Inc.	93	3,324
Northern Oil and Gas, Inc. (a) (b)	6	16
Occidental Petroleum Corp.	178	12,980
ONEOK, Inc.	71	3,649
PDC Energy, Inc. (a)	7	469
Phillips 66 (b)	191	15,385
Pioneer Natural Resources Co.	10	1,856
QEP Resources, Inc.	105	2,051
Range Resources Corp.	27	1,046
SM Energy Co.	62	2,392

Southwestern Energy Co. (a)	344	4,761
Spectra Energy Corp.	123	5,258
Tesoro Corp.	48	3,819
Valero Energy Corp.	329	17,437
Western Refining, Inc.	46	1,217
Williams Cos., Inc.	477	14,658
World Fuel Services Corp.	51	2,359
WPX Energy, Inc. (a)	271	3,574

		395,115

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co. (a)	19	483
Clearwater Paper Corp. (a)	8	517
Deltic Timber Corp.	1	68
Domtar Corp.	40	1,485
KapStone Paper and Packaging Corp.	22	416
Louisiana-Pacific Corp. (a)	21	396
Neenah Paper, Inc.	4	316
PH Glatfelter Co.	15	325
Schweitzer-Mauduit International, Inc.	5	193

		4,199

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.	343	1,942
Edgewell Personal Care Co. (a)	8	636
Estee Lauder Cos., Inc. Class A	25	2,214
Inter Parfums, Inc.	6	194
Medifast, Inc.	3	113

		5,099

PHARMACEUTICALS — 3.2%
Akorn, Inc. (a)	5	136
Allergan PLC (a)	29	6,679
Bristol-Myers Squibb Co.	125	6,740
Eli Lilly & Co.	109	8,748
Endo International PLC (a)	29	584
Impax Laboratories, Inc. (a)	3	71
Johnson & Johnson	310	36,620
Lannett Co., Inc. (a) (b)	13	346
Mallinckrodt PLC (a)	19	1,326
Medicines Co. (a) (b)	9	340
Merck & Co., Inc.	487	30,394
Mylan NV (a)	58	2,211
Perrigo Co. PLC	11	1,016
Pfizer, Inc.	1,067	36,139
Prestige Brands Holdings, Inc. (a)	8	386
Zoetis, Inc.	16	832

		132,568

PROFESSIONAL SERVICES — 0.2%
CDI Corp.	8	45
CEB, Inc.	3	163
Dun & Bradstreet Corp.	6	820
Equifax, Inc.	8	1,077
Exponent, Inc.	4	204
FTI Consulting, Inc. (a)	10	446
Heidrick & Struggles International, Inc.	4	74
Insperity, Inc.	7	508
Kelly Services, Inc. Class A	15	288
Korn/Ferry International	11	231
ManpowerGroup, Inc.	29	2,096

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Navigant Consulting, Inc. (a)	11	$222
Nielsen Holdings PLC	33	1,768
On Assignment, Inc. (a)	7	254
Resources Connection, Inc.	7	105
Robert Half International, Inc.	13	492
TrueBlue, Inc. (a)	9	204
Verisk Analytics, Inc. (a)	12	975
WageWorks, Inc. (a)	5	305

		10,277

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.1%
Acadia Realty Trust	7	254
Agree Realty Corp.	10	494
Alexandria Real Estate Equities, Inc. (b)	9	979
American Assets Trust, Inc.	10	434
American Campus Communities, Inc.	9	458
American Tower Corp. REIT	17	1,927
Apartment Investment & Management Co. Class A REIT.	16	735
AvalonBay Communities, Inc. REIT	13	2,312
Boston Properties, Inc. REIT	11	1,499
Camden Property Trust	11	921
Capstead Mortgage Corp.	50	471
Care Capital Properties, Inc.	59	1,681
CareTrust REIT, Inc.	6	89
Cedar Realty Trust, Inc.	20	144
Communications Sales & Leasing, Inc.	5	157
CoreSite Realty Corp. REIT	2	148
Corporate Office Properties Trust	14	397
Corrections Corp. of America	30	416
Cousins Properties, Inc.	17	177
Crown Castle International Corp. REIT	30	2,826
DiamondRock Hospitality Co. (b)	32	291
Douglas Emmett, Inc.	16	586
Duke Realty Corp.	38	1,039
EastGroup Properties, Inc.	4	294
EPR Properties (b)	8	630
Equinix, Inc. REIT	3	1,081
Equity One, Inc.	20	612
Equity Residential REIT	38	2,445
Essex Property Trust, Inc. REIT	5	1,113
Extra Space Storage, Inc. REIT	10	794
Federal Realty Investment Trust REIT	4	616
Four Corners Property Trust, Inc.	12	256
Franklin Street Properties Corp. REIT	26	328
General Growth Properties, Inc. REIT	88	2,429
GEO Group, Inc.	7	166
Getty Realty Corp. (b)	15	359
Government Properties Income Trust REIT (b)	17	385
HCP, Inc. REIT	111	4,212
Healthcare Realty Trust, Inc. REIT	16	545
Highwoods Properties, Inc.	15	782
Hospitality Properties Trust	60	1,783
Host Hotels & Resorts, Inc. REIT	150	2,335
Iron Mountain, Inc. REIT	54	2,027
Kilroy Realty Corp. REIT	9	624
Kimco Realty Corp. REIT	48	1,390
Kite Realty Group Trust	4	111
Lamar Advertising Co. Class A	10	653

LaSalle Hotel Properties	45	1,074
Lexington Realty Trust	27	278
Liberty Property Trust REIT	26	1,049
Life Storage, Inc. REIT	5	445
LTC Properties, Inc.	6	312
Macerich Co.	17	1,375
Mack-Cali Realty Corp.	19	517
Medical Properties Trust, Inc. REIT	32	473
Mid-America Apartment Communities, Inc.	8	752
National Retail Properties, Inc.	21	1,068
Omega Healthcare Investors, Inc. (b)	29	1,028
Parkway Properties, Inc.	12	204
Pennsylvania Real Estate Investment Trust	13	299
Post Properties, Inc. REIT	6	397
Potlatch Corp.	9	350
Prologis, Inc. REIT	49	2,623
PS Business Parks, Inc.	4	454
Public Storage REIT	11	2,455
Rayonier, Inc. (b)	29	770
Realty Income Corp. REIT (b)	23	1,539
Regency Centers Corp.	6	465
Sabra Health Care REIT, Inc.	12	302
Saul Centers, Inc.	3	200
Senior Housing Properties Trust	80	1,817
Simon Property Group, Inc. REIT	23	4,761
SL Green Realty Corp. REIT	12	1,297
Tanger Factory Outlet Centers, Inc.	7	273
Taubman Centers, Inc.	6	446
UDR, Inc. REIT	28	1,008
Universal Health Realty Income Trust	3	189
Urban Edge Properties	13	366
Urstadt Biddle Properties, Inc. Class A	7	156
Ventas, Inc. REIT	46	3,249
Vornado Realty Trust REIT	16	1,619
Washington Prime Group, Inc. REIT	130	1,609
Weingarten Realty Investors REIT	19	741
Welltower, Inc. REIT	50	3,738
Weyerhaeuser Co.	72	2,300

		86,403

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc.	9	346
CBRE Group, Inc. Class A (a)	58	1,623
Forestar Group, Inc. (a) (b)	6	70
HFF, Inc. Class A	9	249
Jones Lang LaSalle, Inc.	6	683

		2,971

ROAD & RAIL — 0.8%
ArcBest Corp.	9	171
CSX Corp.	209	6,375
Genesee & Wyoming, Inc. Class A (a)	12	828
Heartland Express, Inc.	9	170
JB Hunt Transport Services, Inc.	9	730
Kansas City Southern	13	1,213
Knight Transportation, Inc.	13	373
Landstar System, Inc.	5	340
Norfolk Southern Corp.	69	6,697
Old Dominion Freight Line, Inc. (a)	12	823
Ryder System, Inc.	19	1,253

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Saia, Inc. (a)	5	$150
Union Pacific Corp.	146	14,239
Werner Enterprises, Inc.	14	326

		33,688

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Advanced Energy Industries, Inc. (a)	8	379
Advanced Micro Devices, Inc. (a)	202	1,396
Analog Devices, Inc.	34	2,191
Applied Materials, Inc.	127	3,829
Broadcom, Ltd.	18	3,105
Brooks Automation, Inc.	12	163
Cabot Microelectronics Corp.	4	212
CEVA, Inc. (a)	2	70
Cirrus Logic, Inc. (a)	9	478
Cohu, Inc.	5	59
Cree, Inc. (a)	12	309
Cypress Semiconductor Corp. (b)	48	584
Diodes, Inc. (a)	8	171
DSP Group, Inc. (a)	6	72
Exar Corp. (a)	6	56
First Solar, Inc. (a) (b)	23	908
Integrated Device Technology, Inc. (a)	6	139
Intel Corp.	962	36,315
Intersil Corp. Class A	34	746
KLA-Tencor Corp.	19	1,324
Kopin Corp. (a)	10	22
Kulicke & Soffa Industries, Inc. (a)	16	207
Lam Research Corp.	16	1,515
Linear Technology Corp.	17	1,008
Microchip Technology, Inc.	26	1,616
Micron Technology, Inc. (a)	741	13,175
Microsemi Corp. (a)	12	504
MKS Instruments, Inc.	9	448
Monolithic Power Systems, Inc.	5	403
Nanometrics, Inc. (a)	4	89
NVIDIA Corp. (b)	47	3,220
Power Integrations, Inc.	3	189
Qorvo, Inc. (a)	15	836
QUALCOMM, Inc.	324	22,194
Rudolph Technologies, Inc. (a)	6	106
Semtech Corp. (a)	8	222
Silicon Laboratories, Inc. (a)	5	294
Skyworks Solutions, Inc.	14	1,066
Synaptics, Inc. (a) (b)	5	293
Teradyne, Inc.	36	777
Tessera Technologies, Inc.	10	384
Texas Instruments, Inc. (b)	96	6,737
Ultratech, Inc. (a)	3	69
Veeco Instruments, Inc. (a)	11	216
Xilinx, Inc.	37	2,011

		110,107

SOFTWARE — 2.4%
ACI Worldwide, Inc. (a)	12	233
Activision Blizzard, Inc.	98	4,341
Adobe Systems, Inc. (a)	34	3,690
ANSYS, Inc. (a)	9	834
Autodesk, Inc. (a)	15	1,085

Blackbaud, Inc.	3	199
Bottomline Technologies de, Inc. (a)	3	70
CA, Inc.	109	3,606
Cadence Design Systems, Inc. (a)	31	791
CDK Global, Inc.	8	459
Citrix Systems, Inc. (a)	19	1,619
CommVault Systems, Inc. (a)	3	159
Ebix, Inc. (b)	4	227
Electronic Arts, Inc. (a)	23	1,964
Epiq Systems, Inc.	7	115
Fair Isaac Corp.	4	498
Fortinet, Inc. (a)	13	480
Interactive Intelligence Group, Inc. (a)	2	120
Intuit, Inc.	20	2,200
Manhattan Associates, Inc. (a)	3	173
Mentor Graphics Corp.	16	423
Microsoft Corp.	757	43,603
MicroStrategy, Inc. Class A (a)	1	168
Monotype Imaging Holdings, Inc.	5	111
Oracle Corp.	550	21,604
Progress Software Corp. (a)	10	272
PTC, Inc. (a)	13	576
Red Hat, Inc. (a)	15	1,213
salesforce.com, Inc. (a)	31	2,211
Symantec Corp.	139	3,489
Synchronoss Technologies, Inc. (a)	3	124
Synopsys, Inc. (a)	18	1,068
Take-Two Interactive Software, Inc. (a)	12	541
TiVo Corp. (a) (b)	14	273
Tyler Technologies, Inc. (a) (b)	3	514
VASCO Data Security International, Inc. (a)	16	282

		99,335

SPECIALTY RETAIL — 2.0%
Aaron’s, Inc.	13	330
Abercrombie & Fitch Co. Class A	23	365
Advance Auto Parts, Inc.	7	1,044
American Eagle Outfitters, Inc.	47	839
Asbury Automotive Group, Inc. (a) (b)	10	557
Ascena Retail Group, Inc. (a)	91	509
AutoNation, Inc. (a)	50	2,436
AutoZone, Inc. (a)	3	2,305
Barnes & Noble Education, Inc. (a)	13	124
Barnes & Noble, Inc.	21	237
Bed Bath & Beyond, Inc.	55	2,371
Best Buy Co., Inc.	194	7,407
Big 5 Sporting Goods Corp.	9	123
Buckle, Inc. (b)	7	168
Cabela’s, Inc. (a)	12	659
Caleres, Inc.	10	253
CarMax, Inc. (a) (b)	29	1,547
Cato Corp. Class A	6	197
Chico’s FAS, Inc.	26	309
Children’s Place, Inc.	6	479
CST Brands, Inc.	28	1,347
Dick’s Sporting Goods, Inc.	30	1,702
Finish Line, Inc. Class A	10	231
Foot Locker, Inc.	22	1,490
Francesca’s Holdings Corp. (a)	18	278
GameStop Corp. Class A (b)	73	2,014

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Gap, Inc. (b)	158	$3,514
Genesco, Inc. (a)	5	272
Group 1 Automotive, Inc. (b)	16	1,022
Guess?, Inc.	42	614
Haverty Furniture Cos., Inc.	7	140
Hibbett Sports, Inc. (a) (b)	3	120
Home Depot, Inc.	116	14,927
Kirkland’s, Inc. (a)	4	49
L Brands, Inc. (b)	24	1,699
Lithia Motors, Inc. Class A (b)	6	573
Lowe’s Cos., Inc.	106	7,654
MarineMax, Inc. (a)	13	272
Monro Muffler Brake, Inc.	3	184
Murphy USA, Inc. (a)	29	2,069
O’Reilly Automotive, Inc. (a)	10	2,801
Office Depot, Inc.	159	568
Rent-A-Center, Inc.	35	442
Ross Stores, Inc.	30	1,929
Select Comfort Corp. (a) (b)	6	130
Signet Jewelers, Ltd. (b)	8	596
Sonic Automotive, Inc. Class A (b)	20	376
Staples, Inc.	452	3,865
Stein Mart, Inc.	15	95
Tailored Brands, Inc.	36	565
Tiffany & Co.	13	944
TJX Cos., Inc.	61	4,562
Tractor Supply Co.	10	674
Urban Outfitters, Inc. (a)	22	759
Vitamin Shoppe, Inc. (a)	4	107
Williams-Sonoma, Inc. (b)	15	766
Zumiez, Inc. (a)	3	54

		81,663

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.3%
Apple, Inc.	756	85,466
Diebold, Inc.	14	347
Electronics For Imaging, Inc. (a)	11	538
Hewlett Packard Enterprise Co.	400	9,100
HP, Inc.	1,208	18,760
Lexmark International, Inc. Class A	23	919
NCR Corp. (a)	33	1,062
NetApp, Inc.	59	2,114
Seagate Technology PLC	215	8,288
Super Micro Computer, Inc. (a)	6	140
Western Digital Corp. (b)	122	7,134

		133,868

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter’s, Inc.	3	260
Coach, Inc. (b)	51	1,865
Crocs, Inc. (a)	12	100
Deckers Outdoor Corp. (a) (b)	6	357
Fossil Group, Inc. (a) (b)	19	528
G-III Apparel Group, Ltd. (a) (b)	10	292
Hanesbrands, Inc.	36	909
Kate Spade & Co. (a)	15	257
Michael Kors Holdings, Ltd. (a)	22	1,029
Movado Group, Inc.	4	86
NIKE, Inc. Class B	98	5,160

Oxford Industries, Inc.	2	135
Perry Ellis International, Inc. (a)	6	116
PVH Corp.	15	1,658
Ralph Lauren Corp.	24	2,427
Skechers U.S.A., Inc. Class A (a)	12	275
Steven Madden, Ltd. (a)	7	242
Under Armour, Inc. Class A (a)(b)	8	309
Under Armour, Inc. Class C (a)	8	271
VF Corp. (b)	50	2,802
Wolverine World Wide, Inc.	16	368

		19,446

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp.	44	642
Bank Mutual Corp.	16	123
BofI Holding, Inc. (a) (b)	12	269
Dime Community Bancshares, Inc. (b)	9	151
New York Community Bancorp, Inc.	113	1,608
Northwest Bancshares, Inc. (b)	22	346
Oritani Financial Corp.	6	94
Provident Financial Services, Inc.	16	340
TrustCo Bank Corp. NY	25	177
Washington Federal, Inc.	24	640

		4,390

TOBACCO — 0.8%
Altria Group, Inc.	180	11,382
Philip Morris International, Inc.	179	17,402
Reynolds American, Inc.	93	4,385
Universal Corp. (b)	13	757

		33,926

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	8	374
DXP Enterprises, Inc. (a)	7	197
Fastenal Co.	41	1,713
GATX Corp.	29	1,292
Kaman Corp.	5	220
MSC Industrial Direct Co., Inc. Class A	6	440
NOW, Inc. (a)	22	472
United Rentals, Inc. (a)	31	2,433
Veritiv Corp. (a)	2	100
W.W. Grainger, Inc. (b)	9	2,024
Watsco, Inc.	7	986

		10,251

WATER UTILITIES — 0.1%
American States Water Co.	8	320
American Water Works Co., Inc.	20	1,497
Aqua America, Inc.	30	915

		2,732

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	12	214
Telephone & Data Systems, Inc.	69	1,875

		2,089

TOTAL COMMON STOCKS (Cost $3,973,204)		4,084,476

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (e) (f)	16,928	$16,928

State Street Navigator Securities Lending Prime Portfolio (f) (g)	18,419	18,419

TOTAL SHORT-TERM INVESTMENTS (Cost $35,347)		35,347

TOTAL INVESTMENTS — 100.4% (Cost $4,008,551)		4,119,823
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(14,553)

NET ASSETS — 100.0%		$4,105,270

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at September 30, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$76,522	$—	$—	$76,522
Air Freight & Logistics	24,972	—	—	24,972
Airlines	28,164	—	—	28,164
Auto Components	18,867	—	—	18,867
Automobiles	68,762	—	—	68,762
Banks	428,722	—	—	428,722
Beverages	39,160	—	—	39,160
Biotechnology	44,465	—	—	44,465
Building Products	6,328	—	—	6,328
Capital Markets	127,012	—	—	127,012
Chemicals	84,644	—	—	84,644
Commercial Services & Supplies	22,224	—	—	22,224
Communications Equipment	39,519	—	—	39,519
Construction & Engineering	12,870	—	—	12,870
Construction Materials	2,644	—	—	2,644
Consumer Finance	43,921	—	—	43,921
Containers & Packaging	21,352	—	—	21,352
Distributors	5,915	—	—	5,915
Diversified Consumer Services	4,906	—	—	4,906
Diversified Financial Services	76,345	—	—	76,345
Diversified Telecommunication Services	118,047	—	—	118,047
Electric Utilities	92,613	—	—	92,613
Electrical Equipment	21,559	—	—	21,559
Electronic Equipment, Instruments & Components	45,133	—	—	45,133
Energy Equipment & Services	67,567	—	—	67,567
Food & Staples Retailing.	142,524	—	—	142,524
Food Products	71,142	—	—	71,142
Gas Utilities.	11,356	—	—	11,356
Health Care Equipment & Supplies	63,895	—	—	63,895
Health Care Providers & Services	139,429	—	—	139,429
Health Care Technology	2,351	—	—	2,351
Hotels, Restaurants & Leisure	45,871	—	—	45,871
Household Durables	23,153	—	—	23,153
Household Products	48,387	—	—	48,387
Independent Power Producers & Energy Traders	6,898	—	—	6,898

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Industrial Conglomerates	$53,630	$—	$—	$53,630
Insurance	214,879	—	—	214,879
Internet & Catalog Retail	34,529	—	—	34,529
Internet Software & Services	113,991	—	—	113,991
IT Services	108,646	—	—	108,646
Leisure Equipment & Products	4,740	—	—	4,740
Life Sciences Tools & Services	14,186	—	—	14,186
Machinery	88,683	—	—	88,683
Marine	879	—	—	879
Media	98,498	—	—	98,498
Metals & Mining	34,849	—	—	34,849
Multi-Utilities	45,560	—	—	45,560
Multiline Retail	26,040	—	—	26,040
Oil, Gas & Consumable Fuels	395,115	—	—	395,115
Paper & Forest Products	4,199	—	—	4,199
Personal Products	5,099	—	—	5,099
Pharmaceuticals	132,568	—	—	132,568
Professional Services	10,277	—	—	10,277
Real Estate Investment Trusts (REITs)	86,403	—	—	86,403
Real Estate Management & Development	2,971	—	—	2,971
Road & Rail	33,688	—	—	33,688
Semiconductors & Semiconductor Equipment	110,107	—	—	110,107
Software	99,335	—	—	99,335
Specialty Retail	81,663	—	—	81,663
Technology Hardware, Storage & Peripherals	133,868	—	—	133,868
Textiles, Apparel & Luxury Goods	19,446	—	—	19,446
Thrifts & Mortgage Finance	4,390	—	—	4,390
Tobacco	33,926	—	—	33,926
Trading Companies & Distributors	10,251	—	—	10,251
Water Utilities	2,732	—	—	2,732
Wireless Telecommunication Services	2,089	—	—	2,089
Short-Term Investments	35,347	—	—	35,347

TOTAL INVESTMENTS	$4,119,823	$—	$—	$4,119,823

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	72	$3,882	—	—	72	$5,013	$27	$—
State Street Institutional Liquid Reserves Fund, Premier Class	13,279	13,279	56,775	53,126	16,928	16,928	21	—
State Street Navigator Securities Lending Prime Portfolio	736,824	736,824	1,522,514	2,240,919	18,419	18,419	272	—

TOTAL		$753,985				$40,360	$320	$—

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.3%
Aerojet Rocketdyne Holdings, Inc. (a)	88	$1,547
B/E Aerospace, Inc.	37	1,911
Boeing Co.	286	37,678
Cubic Corp.	8	375
Curtiss-Wright Corp.	69	6,287
Engility Holdings, Inc. (a)	4	126
Esterline Technologies Corp. (a)	15	1,141
General Dynamics Corp.	141	21,878
Huntington Ingalls Industries, Inc.	82	12,580
KLX, Inc. (a)	17	598
L-3 Communications Holdings, Inc.	127	19,143
Lockheed Martin Corp.	350	83,902
Mercury Systems, Inc. (a) (b)	70	1,720
Moog, Inc. Class A (a)	4	238
Northrop Grumman Corp.	294	62,901
Orbital ATK, Inc.	95	7,242
Raytheon Co.	463	63,028
Rockwell Collins, Inc.	86	7,253
TASER International, Inc. (a)	2	57
Teledyne Technologies, Inc. (a)	11	1,187
Textron, Inc.	60	2,385
TransDigm Group, Inc. (a)	64	18,504
Triumph Group, Inc.	16	446
United Technologies Corp.	659	66,954

		419,081

AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	36	1,541
C.H. Robinson Worldwide, Inc.	134	9,442
Expeditors International of Washington, Inc.	184	9,480
FedEx Corp.	100	17,468
Forward Air Corp.	40	1,730
Hub Group, Inc. Class A (a)	4	163
United Parcel Service, Inc. Class B	646	70,647

		110,471

AIRLINES — 0.2%
Alaska Air Group, Inc.	16	1,054
Allegiant Travel Co.	1	132
American Airlines Group, Inc.	26	952
Delta Air Lines, Inc. (b)	172	6,770
Hawaiian Holdings, Inc. (a)	92	4,471
JetBlue Airways Corp. (a)	14	241
SkyWest, Inc.	84	2,219
Southwest Airlines Co.	597	23,217
United Continental Holdings, Inc. (a)	45	2,361

		41,417

AUTO COMPONENTS — 0.4%
BorgWarner, Inc.	48	1,689
Delphi Automotive PLC	61	4,350
Dorman Products, Inc. (a)	39	2,492
Drew Industries, Inc.	43	4,215
Gentex Corp.	167	2,933
Gentherm, Inc. (a)	5	157
Goodyear Tire & Rubber Co.	83	2,681
Johnson Controls International PLC	1,151	53,556
Standard Motor Products, Inc.	20	955

Superior Industries International, Inc.	4	117

		73,145

AUTOMOBILES — 0.3%
Ford Motor Co.	1,543	18,624
General Motors Co.	686	21,794
Harley-Davidson, Inc.	24	1,262
Thor Industries, Inc.	59	4,998
Winnebago Industries, Inc.	44	1,037

		47,715

BANKS — 2.1%
Associated Banc-Corp.	137	2,684
Banc of California, Inc.	86	1,502
BancorpSouth, Inc.	26	603
Bank of America Corp.	1,372	21,472
Bank of Hawaii Corp. (b)	41	2,977
Bank of the Ozarks, Inc.	25	960
Banner Corp.	27	1,181
BB&T Corp.	329	12,410
Boston Private Financial Holdings, Inc.	92	1,180
Brookline Bancorp, Inc.	32	390
Cathay General Bancorp	30	923
Citigroup, Inc.	131	6,187
Citizens Financial Group, Inc.	116	2,866
City Holding Co.	8	402
Columbia Banking System, Inc.	61	1,996
Comerica, Inc.	38	1,798
Commerce Bancshares, Inc.	78	3,842
Community Bank System, Inc.	28	1,347
Cullen/Frost Bankers, Inc.	24	1,727
CVB Financial Corp. (b)	92	1,620
East West Bancorp, Inc.	32	1,175
Fifth Third Bancorp	172	3,519
First BanCorp (a)	76	395
First Financial Bancorp	28	611
First Financial Bankshares, Inc. (b)	76	2,769
First Horizon National Corp.	136	2,071
First Midwest Bancorp, Inc.	91	1,762
FNB Corp.	102	1,255
Fulton Financial Corp. (b)	192	2,788
Glacier Bancorp, Inc.	76	2,167
Great Western Bancorp, Inc.	81	2,699
Hancock Holding Co.	21	681
Hanmi Financial Corp.	48	1,264
Home BancShares, Inc.	146	3,038
Hope Bancorp, Inc.	74	1,285
Huntington Bancshares, Inc.	146	1,440
Independent Bank Corp.	20	1,082
International Bancshares Corp.	20	596
JPMorgan Chase & Co.	1,791	119,263
KeyCorp	145	1,765
LegacyTexas Financial Group, Inc.	6	190
M&T Bank Corp.	77	8,940
MB Financial, Inc.	93	3,538
NBT Bancorp, Inc.	71	2,334
Old National Bancorp	100	1,406
PacWest Bancorp	25	1,073
People’s United Financial, Inc.	152	2,405
Pinnacle Financial Partners, Inc.	36	1,947

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

PNC Financial Services Group, Inc.	156	$14,054
PrivateBancorp, Inc.	92	4,225
Prosperity Bancshares, Inc.	23	1,262
Regions Financial Corp.	283	2,793
S&T Bancorp, Inc.	8	232
ServisFirst Bancshares, Inc.	35	1,817
Signature Bank (a)	17	2,014
Simmons First National Corp. Class A	40	1,996
Sterling Bancorp	112	1,960
SunTrust Banks, Inc.	245	10,731
SVB Financial Group (a)	7	774
Synovus Financial Corp.	60	1,952
TCF Financial Corp.	23	334
Texas Capital Bancshares, Inc. (a)	2	110
Tompkins Financial Corp.	4	306
Trustmark Corp.	48	1,323
UMB Financial Corp.	39	2,318
Umpqua Holdings Corp.	143	2,152
United Bankshares, Inc. (b)	32	1,205
United Community Banks, Inc.	28	589
US Bancorp	650	27,878
Valley National Bancorp	203	1,975
Webster Financial Corp.	37	1,406
Wells Fargo & Co.	1,440	63,763
Westamerica Bancorporation (b)	12	611
Wintrust Financial Corp.	48	2,667
Zions Bancorp.	45	1,396

		393,368

BEVERAGES — 2.7%
Boston Beer Co., Inc. Class A (a) (b)	5	776
Brown-Forman Corp. Class B	98	4,649
Coca-Cola Co.	4,681	198,100
Constellation Brands, Inc. Class A	306	50,946
Dr. Pepper Snapple Group, Inc.	272	24,836
Molson Coors Brewing Co. Class B	320	35,136
Monster Beverage Corp. (a)	119	17,470
PepsiCo, Inc.	1,607	174,794

		506,707

BIOTECHNOLOGY — 0.7%
AbbVie, Inc.	638	40,239
Acorda Therapeutics, Inc. (a)	13	271
Alexion Pharmaceuticals, Inc. (a)	10	1,225
Amgen, Inc.	301	50,210
Biogen, Inc. (a)	29	9,078
Celgene Corp. (a)	103	10,767
Emergent BioSolutions, Inc. (a) (b)	51	1,608
Gilead Sciences, Inc.	59	4,668
Ligand Pharmaceuticals, Inc. (a)	18	1,837
MiMedx Group, Inc. (a) (b)	163	1,399
Momenta Pharmaceuticals, Inc. (a)	79	924
Regeneron Pharmaceuticals, Inc. (a)	3	1,206
Repligen Corp. (a)	5	151
Spectrum Pharmaceuticals, Inc. (a)	20	93
United Therapeutics Corp. (a)	2	236
Vertex Pharmaceuticals, Inc. (a)	11	959

		124,871

BUILDING PRODUCTS — 0.4%
AAON, Inc.	54	1,556

Allegion PLC	112	7,718
American Woodmark Corp. (a)	23	1,853
AO Smith Corp.	113	11,163
Apogee Enterprises, Inc.	6	268
Fortune Brands Home & Security, Inc.	212	12,317
Gibraltar Industries, Inc. (a)	20	743
Griffon Corp.	20	340
Lennox International, Inc.	59	9,265
Masco Corp.	430	14,753
Quanex Building Products Corp.	44	760
Simpson Manufacturing Co., Inc. (b)	73	3,209
Universal Forest Products, Inc.	28	2,758

		66,703

CAPITAL MARKETS — 1.4%
Affiliated Managers Group, Inc. (a)	2	289
Ameriprise Financial, Inc.	22	2,195
Bank of New York Mellon Corp.	432	17,228
BlackRock, Inc. (b)	106	38,421
Calamos Asset Management, Inc. Class A	4	27
CBOE Holdings, Inc.	76	4,929
Charles Schwab Corp. .	161	5,083
CME Group, Inc.	317	33,133
E*TRADE Financial Corp. (a)	62	1,805
Eaton Vance Corp.	70	2,733
Evercore Partners, Inc. Class A	5	258
FactSet Research Systems, Inc. (b)	27	4,377
Federated Investors, Inc. Class B	21	622
Financial Engines, Inc.	43	1,278
Franklin Resources, Inc.	66	2,348
Goldman Sachs Group, Inc.	52	8,386
Greenhill & Co., Inc. (b)	11	259
Interactive Brokers Group, Inc. Class A	23	811
Intercontinental Exchange, Inc.	133	35,825
Invesco, Ltd.	55	1,720
Investment Technology Group, Inc.	56	960
Janus Capital Group, Inc.	19	266
Legg Mason, Inc.	24	803
MarketAxess Holdings, Inc. (b)	64	10,598
Moody’s Corp.	53	5,739
Morgan Stanley	67	2,148
MSCI, Inc.	104	8,730
Nasdaq, Inc.	190	12,833
Northern Trust Corp.	85	5,779
Piper Jaffray Cos. (a)	16	773
Raymond James Financial, Inc.	28	1,630
S&P Global, Inc.	224	28,349
SEI Investments Co.	79	3,603
State Street Corp. (c)	18	1,253
Stifel Financial Corp. (a)	27	1,038
T Rowe Price Group, Inc.	142	9,443
WisdomTree Investments, Inc. (b)	45	463

		256,135

CHEMICALS — 2.0%
A Schulman, Inc.	20	582
Air Products & Chemicals, Inc.	165	24,806
Albemarle Corp.	195	16,671
American Vanguard Corp.	40	642
Ashland Global Holdings, Inc.	47	5,450

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Balchem Corp.	37	$2,869
Cabot Corp.	80	4,193
CF Industries Holdings, Inc.	11	268
Chemours Co.	116	1,856
Dow Chemical Co.	1,050	54,421
E.I. du Pont de Nemours & Co.	1,128	75,542
Eastman Chemical Co.	60	4,061
Ecolab, Inc.	199	24,222
Flotek Industries, Inc. (a) (b)	75	1,091
FMC Corp.	77	3,722
Hawkins, Inc.	4	173
HB Fuller Co.	27	1,255
Ingevity Corp. (a)	73	3,365
Innophos Holdings, Inc.	12	468
Innospec, Inc.	35	2,128
International Flavors & Fragrances, Inc.	82	11,724
Intrepid Potash, Inc. (a)	4	5
Koppers Holdings, Inc. (a)	8	257
Kraton Corp. (a) (b)	40	1,402
LSB Industries, Inc. (a)	20	172
LyondellBasell Industries NV Class A	76	6,130
Minerals Technologies, Inc.	1	71
Monsanto Co.	331	33,828
Mosaic Co.	44	1,076
NewMarket Corp.	5	2,147
Olin Corp.	184	3,776
PolyOne Corp.	41	1,386
PPG Industries, Inc.	154	15,917
Praxair, Inc.	188	22,716
Quaker Chemical Corp.	8	847
Rayonier Advanced Materials, Inc.	1	13
RPM International, Inc.	111	5,963
Scotts Miracle-Gro Co. Class A	49	4,080
Sensient Technologies Corp.	30	2,274
Sherwin-Williams Co.	66	18,260
Stepan Co.	16	1,163
Tredegar Corp.	39	725
Valspar Corp.	118	12,516

		374,233

COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	59	2,342
Brady Corp. Class A .	77	2,665
Brink’s Co.	22	816
Cintas Corp.	112	12,611
Clean Harbors, Inc. (a)	44	2,111
Copart, Inc. (a)	173	9,266
Deluxe Corp.	32	2,138
G&K Services, Inc. Class A	20	1,910
Healthcare Services Group, Inc.	96	3,800
Herman Miller, Inc.	39	1,115
HNI Corp. (b)	29	1,154
Interface, Inc.	83	1,385
Matthews International Corp. Class A	24	1,458
Mobile Mini, Inc.	5	151
MSA Safety, Inc.	24	1,393
Pitney Bowes, Inc. (b)	143	2,597
Republic Services, Inc.	345	17,405
Rollins, Inc.	124	3,631
RR Donnelley & Sons Co.	81	1,273

Stericycle, Inc. (a)	11	882
Tetra Tech, Inc.	91	3,228
UniFirst Corp. (b)	19	2,505
Viad Corp.	47	1,733
Waste Management, Inc.	681	43,421

		120,990

COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc.	76	1,455
ARRIS International PLC (a)	8	227
Bel Fuse, Inc. Class B	4	97
Black Box Corp.	4	56
Brocade Communications Systems, Inc.	187	1,726
CalAmp Corp. (a)	55	767
Ciena Corp. (a)	40	872
Cisco Systems, Inc.	3,798	120,472
F5 Networks, Inc. (a)	16	1,994
Harmonic, Inc. (a)	171	1,014
Harris Corp.	93	8,520
InterDigital, Inc. (b)	20	1,584
Ixia (a)	55	687
Juniper Networks, Inc.	79	1,901
Lumentum Holdings, Inc. (a)	70	2,924
Motorola Solutions, Inc.	163	12,434
NETGEAR, Inc. (a)	66	3,992
NetScout Systems, Inc. (a)	4	117
Plantronics, Inc.	25	1,299
ViaSat, Inc. (a)	65	4,852
Viavi Solutions, Inc. (a)	11	81

		167,071

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	101	3,003
Aegion Corp. (a)	44	839
Comfort Systems USA, Inc.	83	2,433
Dycom Industries, Inc. (a)	55	4,498
EMCOR Group, Inc.	55	3,279
Fluor Corp.	130	6,672
Granite Construction, Inc.	57	2,835
Jacobs Engineering Group, Inc. (a)	157	8,120
KBR, Inc.	19	287
Orion Group Holdings, Inc. (a)	12	82
Quanta Services, Inc. (a)	9	252
Valmont Industries, Inc.	31	4,172

		36,472

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	32	2,474
Headwaters, Inc. (a)	100	1,692
Martin Marietta Materials, Inc.	88	15,762
US Concrete, Inc. (a) (b)	24	1,105
Vulcan Materials Co.	206	23,428

		44,461

CONSUMER FINANCE — 0.2%
American Express Co.	180	11,527
Capital One Financial Corp.	68	4,884
Discover Financial Services	239	13,515
Enova International, Inc. (a)	17	165
Firstcash, Inc.	59	2,778
Green Dot Corp. Class A (a)	77	1,776

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Navient Corp.	16	$231
PRA Group, Inc. (a) (b)	36	1,243
SLM Corp. (a)	55	411
Synchrony Financial	111	3,108
World Acceptance Corp. (a) (b)	15	736

		40,374

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	97	7,509
Avery Dennison Corp.	154	11,980
Ball Corp.	163	13,358
Bemis Co., Inc.	129	6,580
Greif, Inc. Class A	12	595
International Paper Co.	201	9,644
Myers Industries, Inc.	40	520
Packaging Corp. of America	54	4,388
Sealed Air Corp.	61	2,795
Silgan Holdings, Inc.	47	2,378
Sonoco Products Co.	120	6,339
WestRock Co.	11	533

		66,619

DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	62	2,220
Genuine Parts Co.	200	20,090
LKQ Corp. (a)	205	7,269
Pool Corp.	76	7,183
VOXX International Corp. (a)	8	24

		36,786

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
American Public Education, Inc. (a) (b)	4	79
Capella Education Co.	4	232
Career Education Corp. (a)	4	27
DeVry Education Group, Inc.	5	115
Graham Holdings Co. Class B	1	481
H&R Block, Inc.	10	232
Regis Corp. (a)	36	452
Service Corp. International	77	2,044
Sotheby’s	2	76
Universal Technical Institute, Inc.	4	7

		3,745

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Berkshire Hathaway, Inc. Class B (a)	1,274	184,055
Leucadia National Corp.	15	285

		184,340

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.1%
AT&T, Inc.	10,198	414,141
ATN International, Inc.	8	520
CenturyLink, Inc.	511	14,017
Cincinnati Bell, Inc. (a)	326	1,330
Cogent Communications Holdings, Inc.	52	1,914
Consolidated Communications Holdings, Inc. (b)	65	1,641
Frontier Communications Corp. (b)	1,306	5,433
General Communication, Inc. Class A (a)	8	110
Level 3 Communications, Inc. (a)	219	10,157
Verizon Communications, Inc.	5,990	311,360

		760,623

ELECTRIC UTILITIES — 3.4%
ALLETE, Inc.	80	4,770
Alliant Energy Corp.	350	13,408
American Electric Power Co., Inc.	810	52,010
Duke Energy Corp.	890	71,236
Edison International	537	38,798
El Paso Electric Co.	62	2,900
Entergy Corp.	231	17,725
Eversource Energy	488	26,440
Exelon Corp.	1,190	39,615
FirstEnergy Corp.	391	12,934
Great Plains Energy, Inc.	237	6,468
Hawaiian Electric Industries, Inc.	109	3,254
IDACORP, Inc.	77	6,027
NextEra Energy, Inc.	719	87,948
OGE Energy Corp.	222	7,020
PG&E Corp.	773	47,284
Pinnacle West Capital Corp.	193	14,666
PNM Resources, Inc.	123	4,025
PPL Corp.	1,037	35,849
Southern Co.	1,533	78,643
Westar Energy, Inc.	230	13,052
Xcel Energy, Inc. (b)	882	36,285

		620,357

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	61	16,141
AMETEK, Inc.	94	4,491
AZZ, Inc.	51	3,329
Eaton Corp. PLC	306	20,107
Emerson Electric Co.	544	29,654
Encore Wire Corp.	8	294
EnerSys	10	692
General Cable Corp.	3	45
Hubbell, Inc.	31	3,340
Powell Industries, Inc.	8	320
Regal Beloit Corp.	29	1,725
Rockwell Automation, Inc. (b)	92	11,255

		91,393

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Agilysys, Inc. (a)	4	44
Amphenol Corp. Class A	233	15,126
Anixter International, Inc. (a)	9	581
Arrow Electronics, Inc. (a)	92	5,885
Avnet, Inc.	111	4,558
Badger Meter, Inc.	16	536
Belden, Inc.	32	2,208
Cognex Corp.	27	1,427
Coherent, Inc. (a)	41	4,532
Corning, Inc.	1,197	28,309
CTS Corp.	16	298
Daktronics, Inc.	8	76
Electro Scientific Industries, Inc. (a) (b)	4	23
Fabrinet (a)	52	2,319
FARO Technologies, Inc. (a)	31	1,114
FLIR Systems, Inc.	139	4,367
II-VI, Inc. (a)	104	2,530
Ingram Micro, Inc. Class A	254	9,058

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Insight Enterprises, Inc. (a).	12	$391
IPG Photonics Corp. (a)	11	906
Itron, Inc. (a)	76	4,238
Jabil Circuit, Inc.	42	916
Keysight Technologies, Inc. (a)	83	2,630
Knowles Corp. (a) (b) .	40	562
Littelfuse, Inc.	34	4,380
Methode Electronics, Inc.	61	2,133
MTS Systems Corp.	24	1,105
National Instruments Corp.	102	2,897
OSI Systems, Inc. (a)	25	1,635
Plexus Corp. (a)	28	1,310
Rofin-Sinar Technologies, Inc. (a)	46	1,480
Rogers Corp. (a)	24	1,466
Sanmina Corp. (a)	92	2,619
SYNNEX Corp.	41	4,679
TE Connectivity, Ltd.	222	14,292
Tech Data Corp. (a)	51	4,320
Trimble Navigation, Ltd. (a)	165	4,712
TTM Technologies, Inc. (a) (b)	4	46
VeriFone Systems, Inc. (a)	67	1,055
Vishay Intertechnology, Inc. (b)	127	1,789
Zebra Technologies Corp. Class A (a)	7	487

		143,039

ENERGY EQUIPMENT & SERVICES — 0.7%
Archrock, Inc.	9	118
Atwood Oceanics, Inc. (b)	7	61
Baker Hughes, Inc.	59	2,978
CARBO Ceramics, Inc.	24	263
Diamond Offshore Drilling, Inc. (b)	3	53
Ensco PLC Class A	31	263
Era Group, Inc. (a)	4	32
Exterran Corp. (a)	4	63
FMC Technologies, Inc. (a).	29	860
Geospace Technologies Corp. (a)	3	58
Gulf Island Fabrication, Inc.	4	37
Halliburton Co.	804	36,083
Helix Energy Solutions Group, Inc. (a)	4	32
Helmerich & Payne, Inc. (b)	149	10,028
Hornbeck Offshore Services, Inc. (a) (b).	3	16
Matrix Service Co. (a)	4	75
Nabors Industries, Ltd.	12	146
National Oilwell Varco, Inc. (b)	84	3,086
Noble Corp. PLC (b)	11	70
Oil States International, Inc. (a) .	24	758
Patterson-UTI Energy, Inc.	243	5,436
Pioneer Energy Services Corp. (a)	139	561
Rowan Cos. PLC Class A	16	243
Schlumberger, Ltd.	804	63,226
Superior Energy Services, Inc.	142	2,542
TETRA Technologies, Inc. (a)	144	880
Tidewater, Inc. (b)	13	37
Unit Corp. (a)	1	19
US Silica Holdings, Inc.	110	5,122

		133,146

FOOD & STAPLES RETAILING — 1.6%
Andersons, Inc.	3	109
Casey’s General Stores, Inc.	68	8,170

Costco Wholesale Corp.	410	62,529
CVS Health Corp.	335	29,812
Kroger Co.	467	13,861
SpartanNash Co.	8	231
Sprouts Farmers Market, Inc. (a)	56	1,156
SUPERVALU, Inc. (a)	246	1,228
Sysco Corp.	910	44,599
United Natural Foods, Inc. (a)	37	1,481
Wal-Mart Stores, Inc.	1,292	93,179
Walgreens Boots Alliance, Inc.	346	27,895
Whole Foods Market, Inc. (b)	129	3,657

		287,907

FOOD PRODUCTS — 2.4%
Archer-Daniels-Midland Co.	288	12,145
B&G Foods, Inc.	93	4,574
Cal-Maine Foods, Inc. (b)	40	1,542
Calavo Growers, Inc.	8	523
Campbell Soup Co.	339	18,543
ConAgra Foods, Inc.	408	19,221
Darling Ingredients, Inc. (a)	198	2,675
Dean Foods Co.	75	1,230
Flowers Foods, Inc. (b)	41	620
General Mills, Inc.	926	59,153
Hain Celestial Group, Inc. (a)	13	463
Hershey Co.	219	20,936
Hormel Foods Corp. (b)	462	17,524
Ingredion, Inc.	117	15,568
J&J Snack Foods Corp.	23	2,740
J.M. Smucker Co.	208	28,192
Kellogg Co.	388	30,058
Kraft Heinz Co.	716	64,089
Lancaster Colony Corp.	24	3,170
McCormick & Co., Inc.	188	18,785
Mead Johnson Nutrition Co.	158	12,484
Mondelez International, Inc. Class A	1,175	51,582
Post Holdings, Inc. (a)	103	7,948
Sanderson Farms, Inc. (b)	29	2,794
Seneca Foods Corp. Class A (a)	12	339
Snyder’s-Lance, Inc.	83	2,787
Tootsie Roll Industries, Inc. (b)	12	442
TreeHouse Foods, Inc. (a)	88	7,673
Tyson Foods, Inc. Class A	515	38,455
WhiteWave Foods Co. (a)	85	4,627

		450,882

GAS UTILITIES — 0.4%
Atmos Energy Corp.	175	13,032
National Fuel Gas Co.	79	4,272
New Jersey Resources Corp.	105	3,450
Northwest Natural Gas Co.	47	2,825
ONE Gas, Inc.	90	5,566
Piedmont Natural Gas Co., Inc.	136	8,165
South Jersey Industries, Inc.	111	3,280
Southwest Gas Corp.	73	5,100
Spire, Inc.	80	5,099
UGI Corp.	282	12,758
WGL Holdings, Inc.	77	4,828

		68,375

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abaxis, Inc. (b)	24	$1,239
Abbott Laboratories	196	8,289
Abiomed, Inc. (a)	73	9,386
Align Technology, Inc. (a)	119	11,156
Analogic Corp. (b)	7	620
Baxter International, Inc.	591	28,132
Becton Dickinson and Co.	233	41,877
Boston Scientific Corp. (a)	2,357	56,097
C.R. Bard, Inc.	95	21,307
Cantel Medical Corp.	49	3,821
CONMED Corp.	6	240
Cooper Cos., Inc.	28	5,019
CryoLife, Inc.	36	633
Cynosure, Inc. Class A (a)	37	1,885
Danaher Corp.	614	48,132
DENTSPLY SIRONA, Inc. (b)	219	13,015
Edwards Lifesciences Corp. (a)	349	42,075
Haemonetics Corp. (a)	16	579
Halyard Health, Inc. (a)	6	208
Hill-Rom Holdings, Inc.	37	2,293
Hologic, Inc. (a)	54	2,097
ICU Medical, Inc. (a)	20	2,528
IDEXX Laboratories, Inc. (a)	138	15,557
Integer Holdings Corp. (a) (b)	12	260
Integra LifeSciences Holdings Corp. (a)	55	4,540
Intuitive Surgical, Inc. (a)	57	41,315
LivaNova PLC (a)	13	781
Masimo Corp. (a)	69	4,105
Medtronic PLC	1,440	124,416
Meridian Bioscience, Inc.	20	386
Merit Medical Systems, Inc. (a)	20	486
Natus Medical, Inc. (a)	48	1,886
Neogen Corp. (a)	28	1,566
NuVasive, Inc. (a) (b)	71	4,733
ResMed, Inc. (b)	144	9,330
St. Jude Medical, Inc.	266	21,216
STERIS PLC	57	4,167
Stryker Corp.	406	47,262
SurModics, Inc. (a)	20	602
Teleflex, Inc.	68	11,427
Varian Medical Systems, Inc. (a)	44	4,379
West Pharmaceutical Services, Inc.	108	8,046
Zimmer Biomet Holdings, Inc.	240	31,205

		638,293

HEALTH CARE PROVIDERS & SERVICES — 2.1%
Aetna, Inc.	323	37,290
Air Methods Corp. (a) (b)	4	126
Almost Family, Inc. (a)	4	147
Amedisys, Inc. (a)	34	1,613
AmerisourceBergen Corp.	25	2,019
AMN Healthcare Services, Inc. (a)	68	2,167
Amsurg Corp. (a) (b)	51	3,420
Anthem, Inc. (b)	82	10,275
Cardinal Health, Inc.	160	12,432
Centene Corp. (a)	127	8,504
Chemed Corp. (b)	8	1,129
Cigna Corp	103	13,423
Community Health Systems, Inc. (a) (b)	16	185

Cross Country Healthcare, Inc. (a)	4	47
DaVita, Inc. (a)	94	6,211
Ensign Group, Inc.	48	966
Express Scripts Holding Co. (a)	197	13,894
HCA Holdings, Inc. (a)	67	5,067
HealthEquity, Inc. (a)	57	2,157
Healthways, Inc. (a)	52	1,376
Henry Schein, Inc. (a)	106	17,276
Humana, Inc.	86	15,213
Kindred Healthcare, Inc.	29	296
Laboratory Corp. of America Holdings (a)	67	9,211
Landauer, Inc.	8	356
LHC Group, Inc. (a)	12	443
LifePoint Health, Inc. (a)	21	1,244
Magellan Health, Inc. (a)	32	1,719
McKesson Corp.	70	11,672
MEDNAX, Inc. (a) (b)	45	2,981
Molina Healthcare, Inc. (a)	2	117
Owens & Minor, Inc.	96	3,334
Patterson Cos., Inc.	75	3,445
PharMerica Corp. (a)	13	365
Quest Diagnostics, Inc.	128	10,833
Quorum Health Corp. (a)	3	19
Surgical Care Affiliates, Inc. (a)	39	1,902
Tenet Healthcare Corp. (a) (b)	4	91
UnitedHealth Group, Inc.	1,228	171,920
Universal Health Services, Inc. Class B	44	5,422
VCA, Inc. (a)	96	6,718
WellCare Health Plans, Inc. (a)	60	7,025

		394,050

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	142	1,870
Cerner Corp. (a)	67	4,137
Computer Programs & Systems, Inc. (b)	4	104
HealthStream, Inc. (a)	32	883
HMS Holdings Corp. (a)	146	3,237
Medidata Solutions, Inc. (a)	31	1,729
Omnicell, Inc. (a)	5	192
Quality Systems, Inc.	47	532

		12,684

HOTELS, RESTAURANTS & LEISURE — 1.6%
BJ’s Restaurants, Inc. (a)	35	1,244
Bob Evans Farms, Inc.	28	1,072
Boyd Gaming Corp. (a) (b)	123	2,433
Brinker International, Inc.	8	403
Buffalo Wild Wings, Inc. (a)	5	704
Carnival Corp.	137	6,688
Cheesecake Factory, Inc.	14	701
Chipotle Mexican Grill, Inc. (a)	5	2,118
Cracker Barrel Old Country Store, Inc. (b)	33	4,363
Darden Restaurants, Inc.	66	4,047
DineEquity, Inc.	3	238
Domino’s Pizza, Inc.	60	9,111
Dunkin’ Brands Group, Inc. (b)	36	1,875
International Speedway Corp. Class A	24	802
Interval Leisure Group, Inc.	93	1,597
Jack in the Box, Inc.	15	1,439
Marcus Corp.	4	100

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Marriott International, Inc. Class A	180	$12,119
Marriott Vacations Worldwide Corp.	23	1,686
McDonald’s Corp.	1,260	145,354
Panera Bread Co. Class A (a)	17	3,310
Papa John’s International, Inc.	7	552
Popeyes Louisiana Kitchen, Inc. (a)	15	797
Red Robin Gourmet Burgers, Inc. (a)	16	719
Royal Caribbean Cruises, Ltd.	22	1,649
Ruby Tuesday, Inc. (a)	4	10
Ruth’s Hospitality Group, Inc.	48	678
Scientific Games Corp. Class A (a) (b)	80	902
Sonic Corp.	76	1,990
Starbucks Corp.	979	53,003
Texas Roadhouse, Inc.	92	3,591
Wendy’s Co.	165	1,782
Wyndham Worldwide Corp. (b)	54	3,636
Wynn Resorts, Ltd. (b)	24	2,338
Yum! Brands, Inc.	215	19,524

		292,575

HOUSEHOLD DURABLES — 0.5%
CalAtlantic Group, Inc.	17	569
D.R. Horton, Inc.	309	9,332
Ethan Allen Interiors, Inc.	16	500
Garmin, Ltd. (b)	67	3,223
Harman International Industries, Inc.	3	253
Helen of Troy, Ltd. (a)	43	3,705
KB Home (b)	39	629
La-Z-Boy, Inc.	69	1,695
Leggett & Platt, Inc.	126	5,743
Lennar Corp. Class A	57	2,413
M/I Homes, Inc. (a)	32	754
MDC Holdings, Inc.	15	387
Meritage Homes Corp. (a)	19	659
Mohawk Industries, Inc. (a)	31	6,211
Newell Brands, Inc.	593	31,227
NVR, Inc. (a)	5	8,199
PulteGroup, Inc.	210	4,209
Tempur Sealy International, Inc. (a)	8	454
Toll Brothers, Inc. (a)	7	209
TopBuild Corp. (a)	54	1,793
Tupperware Brands Corp.	20	1,307
Universal Electronics, Inc. (a) (b)	25	1,862
Whirlpool Corp.	44	7,135

		92,468

HOUSEHOLD PRODUCTS — 2.4%
Central Garden & Pet Co. Class A (a)	56	1,389
Church & Dwight Co., Inc. (b)	308	14,759
Clorox Co. (b)	202	25,286
Colgate-Palmolive Co.	835	61,907
Energizer Holdings, Inc.	84	4,197
Kimberly-Clark Corp.	497	62,691
Procter & Gamble Co.	2,985	267,904
WD-40 Co.	16	1,799

		439,932

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (d)
AES Corp.	319	4,099
NRG Energy, Inc.	43	482

Talen Energy Corp. (a) (b)	45	623

		5,204

INDUSTRIAL CONGLOMERATES — 3.5%
3M Co.	783	137,988
Carlisle Cos., Inc.	59	6,052
General Electric Co.	13,230	391,873
Honeywell International, Inc.	848	98,868
Roper Technologies, Inc.	77	14,050

		648,831

INSURANCE — 2.6%
Aflac, Inc.	498	35,791
Alleghany Corp. (a)	17	8,925
Allstate Corp.	283	19,578
American Equity Investment Life Holding Co.	4	71
American Financial Group, Inc.	84	6,300
American International Group, Inc.	319	18,929
AMERISAFE, Inc.	20	1,176
Aon PLC	248	27,898
Arthur J Gallagher & Co.	117	5,952
Aspen Insurance Holdings, Ltd.	35	1,631
Assurant, Inc.	78	7,195
Brown & Brown, Inc.	153	5,770
Chubb, Ltd.	641	80,542
Cincinnati Financial Corp.	241	18,176
CNO Financial Group, Inc.	104	1,588
eHealth, Inc. (a)	24	269
Employers Holdings, Inc.	24	716
Endurance Specialty Holdings, Ltd.	36	2,356
Everest Re Group, Ltd.	32	6,079
First American Financial Corp.	83	3,260
Genworth Financial, Inc. Class A (a)	5	25
Hanover Insurance Group, Inc.	36	2,715
Hartford Financial Services Group, Inc.	193	8,264
Horace Mann Educators Corp.	56	2,052
Infinity Property & Casualty Corp.	4	331
Kemper Corp. (b)	44	1,730
Lincoln National Corp.	11	517
Loews Corp.	250	10,287
Marsh & McLennan Cos., Inc.	673	45,259
Mercury General Corp.	44	2,413
MetLife, Inc.	147	6,531
Navigators Group, Inc.	4	388
Old Republic International Corp.	396	6,978
Primerica, Inc. (b)	78	4,136
Principal Financial Group, Inc.	36	1,854
ProAssurance Corp.	79	4,146
Progressive Corp.	649	20,443
Prudential Financial, Inc.	138	11,268
Reinsurance Group of America, Inc.	49	5,289
RenaissanceRe Holdings, Ltd. (b)	44	5,287
RLI Corp.	74	5,059
Safety Insurance Group, Inc.	8	538
Selective Insurance Group, Inc.	75	2,989
Stewart Information Services Corp.	28	1,245
Torchmark Corp.	74	4,728
Travelers Cos., Inc.	352	40,322
United Fire Group, Inc.	32	1,354

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Universal Insurance Holdings, Inc.	55	$1,386
Unum Group.	116	4,096
Willis Towers Watson PLC	105	13,941
WR Berkley Corp.	92	5,314
XL Group, Ltd.	114	3,834

		476,921

INTERNET & CATALOG RETAIL — 3.4%
Amazon.com, Inc. (a)	687	575,232
Expedia, Inc. (b)	47	5,486
FTD Cos., Inc. (a)	36	741
HSN, Inc.	4	159
Netflix, Inc. (a)	57	5,617
Nutrisystem, Inc.	4	119
PetMed Express, Inc.	8	162
Priceline Group, Inc. (a)	33	48,559
TripAdvisor, Inc. (a)	25	1,580

		637,655

INTERNET SOFTWARE & SERVICES — 4.9%
Akamai Technologies, Inc. (a) (b)	23	1,219
Alphabet, Inc. Class A (a)	251	201,819
Alphabet, Inc. Class C (a)	303	235,519
Blucora, Inc. (a)	68	762
comScore, Inc. (a)	51	1,564
DHI Group, Inc. (a)	4	32
eBay, Inc. (a)	329	10,824
Facebook, Inc. Class A (a)	3,222	413,286
j2 Global, Inc. (b)	18	1,199
Liquidity Services, Inc. (a)	3	34
LivePerson, Inc. (a)	76	639
LogMeIn, Inc.	3	271
Monster Worldwide, Inc. (a)	4	14
NIC, Inc.	59	1,386
Rackspace Hosting, Inc. (a)	5	158
Stamps.com, Inc. (a) (b)	25	2,363
VeriSign, Inc. (a) (b)	132	10,328
WebMD Health Corp. (a)	64	3,181
XO Group, Inc. (a)	4	77
Yahoo!, Inc. (a)	662	28,532

		913,207

IT SERVICES — 3.2%
Accenture PLC Class A	639	78,067
Acxiom Corp. (a)	84	2,239
Alliance Data Systems Corp. (a)	3	644
Automatic Data Processing, Inc.	588	51,862
Broadridge Financial Solutions, Inc.	172	11,660
CACI International, Inc. Class A (a)	35	3,531
Cardtronics PLC Class A (a)	42	1,873
Ciber, Inc. (a)	16	18
Cognizant Technology Solutions Corp. Class A (a)	243	11,594
Computer Sciences Corp.	241	12,583
Convergys Corp.	64	1,947
CoreLogic, Inc. (a)	59	2,314
CSG Systems International, Inc.	52	2,149
CSRA, Inc.	67	1,802
DST Systems, Inc.	21	2,476
ExlService Holdings, Inc. (a)	54	2,691
Fidelity National Information Services, Inc.	396	30,504

Fiserv, Inc. (a)	347	34,516
Gartner, Inc. (a)	76	6,722
Global Payments, Inc.	261	20,034
International Business Machines Corp. (b)	511	81,172
Jack Henry & Associates, Inc.	116	9,924
Leidos Holdings, Inc.	184	7,964
MasterCard, Inc. Class A	389	39,589
MAXIMUS, Inc.	14	792
NeuStar, Inc. Class A (a)	19	505
Paychex, Inc. (b)	528	30,555
PayPal Holdings, Inc. (a)	540	22,124
Perficient, Inc. (a)	36	725
Science Applications International Corp.	42	2,914
Sykes Enterprises, Inc. (a)	60	1,688
TeleTech Holdings, Inc.	4	116
Teradata Corp. (a) (b)	57	1,767
Total System Services, Inc.	203	9,571
Virtusa Corp. (a)	51	1,259
Visa, Inc. Class A	1,103	91,218
Western Union Co.	331	6,891
WEX, Inc. (a)	5	540
Xerox Corp.	382	3,870

		592,410

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Arctic Cat, Inc. (b)	20	310
Brunswick Corp.	44	2,146
Callaway Golf Co.	28	325
Hasbro, Inc.	105	8,330
Mattel, Inc.	591	17,896
Polaris Industries, Inc. (b)	13	1,007
Sturm Ruger & Co., Inc.	32	1,848
Vista Outdoor, Inc. (a)	41	1,634

		33,496

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	307	14,457
Bio-Rad Laboratories, Inc. Class A (a)	17	2,785
Bio-Techne Corp.	31	3,394
Cambrex Corp. (a)	48	2,134
Charles River Laboratories International, Inc. (a)	43	3,583
Illumina, Inc. (a)	7	1,271
Mettler-Toledo International, Inc. (a)	25	10,496
PAREXEL International Corp. (a)	35	2,431
PerkinElmer, Inc. (b)	72	4,040
Thermo Fisher Scientific, Inc.	333	52,967
Waters Corp. (a)	75	11,887

		109,445

MACHINERY — 1.6%
AGCO Corp.	47	2,318
Albany International Corp. Class A	40	1,695
Astec Industries, Inc.	43	2,574
Barnes Group, Inc.	49	1,987
Briggs & Stratton Corp. (b)	60	1,119
Caterpillar, Inc. (b)	338	30,004
CLARCOR, Inc.	37	2,405
Crane Co.	46	2,898
Cummins, Inc.	63	8,073
Deere & Co. (b)	120	10,242

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Donaldson Co., Inc. (b)	94	$3,509
Dover Corp.	159	11,709
EnPro Industries, Inc.	1	57
ESCO Technologies, Inc.	32	1,485
Federal Signal Corp.	80	1,061
Flowserve Corp.	75	3,618
Fortive Corp.	307	15,626
Franklin Electric Co., Inc.	46	1,873
Graco, Inc.	75	5,550
Harsco Corp.	59	586
Hillenbrand, Inc. (b)	71	2,246
IDEX Corp.	72	6,737
Illinois Tool Works, Inc.	418	50,093
Ingersoll-Rand PLC	218	14,811
ITT, Inc.	68	2,437
John Bean Technologies Corp.	51	3,598
Joy Global, Inc.	9	250
Kennametal, Inc.	36	1,045
Lincoln Electric Holdings, Inc.	13	814
Lindsay Corp. (b)	12	888
Lydall, Inc. (a)	20	1,023
Mueller Industries, Inc.	13	421
Nordson Corp.	64	6,376
Oshkosh Corp.	121	6,776
PACCAR, Inc.	109	6,407
Parker-Hannifin Corp.	77	9,666
Pentair PLC	105	6,745
Proto Labs, Inc. (a) (b)	26	1,558
Snap-on, Inc.	34	5,167
SPX Corp. (a)	17	342
SPX FLOW, Inc. (a)	17	526
Standex International Corp.	12	1,114
Stanley Black & Decker, Inc.	154	18,939
Tennant Co.	31	2,009
Timken Co.	43	1,511
Toro Co. (b)	158	7,401
Trinity Industries, Inc.	20	484
Wabtec Corp. (b)	21	1,715
Watts Water Technologies, Inc. Class A	28	1,816
Woodward, Inc. (b)	63	3,936
Xylem, Inc.	295	15,473

		290,713

MARINE — 0.0% (d)
Kirby Corp. (a)	1	62
Matson, Inc.	6	239

		301

MEDIA — 1.4%
AMC Networks, Inc. Class A (a)	13	674
Cable One, Inc.	5	2,920
CBS Corp. Class B (b)	314	17,188
Cinemark Holdings, Inc.	68	2,603
Comcast Corp. Class A	2,046	135,732
Discovery Communications, Inc. Class A (a)	9	242
Discovery Communications, Inc. Class C (a)	80	2,105
EW Scripps Co. Class A (a)	32	509
Gannett Co., Inc.	161	1,874
Interpublic Group of Cos., Inc.	412	9,208
John Wiley & Sons, Inc. Class A	25	1,290

Live Nation Entertainment, Inc. (a)	45	1,237
Meredith Corp.	35	1,820
News Corp. Class A	49	685
Omnicom Group, Inc. (b)	284	24,140
Scholastic Corp.	24	945
Scripps Networks Interactive, Inc. Class A (b)	54	3,428
TEGNA, Inc.	108	2,361
Time Warner, Inc.	245	19,504
Time, Inc.	51	738
Twenty-First Century Fox, Inc. Class A	146	3,536
Twenty-First Century Fox, Inc. Class B	93	2,301
Viacom, Inc. Class B	17	648
Walt Disney Co.	332	30,830

		266,518

METALS & MINING — 0.6%
AK Steel Holding Corp. (a) (b)	223	1,077
Alcoa, Inc.	644	6,530
Allegheny Technologies, Inc.	9	163
Century Aluminum Co. (a)	81	563
Commercial Metals Co. (b)	140	2,267
Compass Minerals International, Inc. (b)	21	1,548
Freeport-McMoRan, Inc.	613	6,657
Kaiser Aluminum Corp.	20	1,730
Materion Corp.	4	123
Newmont Mining Corp.	921	36,186
Nucor Corp.	382	18,890
Reliance Steel & Aluminum Co.	119	8,571
Royal Gold, Inc. (b)	113	8,749
Steel Dynamics, Inc. (b)	380	9,496
Stillwater Mining Co. (a)	189	2,525
SunCoke Energy, Inc.	3	24
TimkenSteel Corp.	21	219
United States Steel Corp. (b)	31	585
Worthington Industries, Inc.	90	4,323

		110,226

MULTI-UTILITIES — 1.7%
Ameren Corp.	421	20,705
Avista Corp.	102	4,263
Black Hills Corp.	79	4,836
CenterPoint Energy, Inc.	710	16,493
CMS Energy Corp.	485	20,375
Consolidated Edison, Inc.	501	37,725
Dominion Resources, Inc.	686	50,949
DTE Energy Co.	280	26,228
MDU Resources Group, Inc.	322	8,192
NiSource, Inc.	548	13,212
NorthWestern Corp.	70	4,027
Public Service Enterprise Group, Inc.	608	25,457
SCANA Corp.	232	16,790
Sempra Energy	302	32,372
Vectren Corp.	120	6,024
WEC Energy Group, Inc.	548	32,814

		320,462

MULTILINE RETAIL — 0.4%
Big Lots, Inc.	50	2,387
Dollar General Corp.	336	23,517
Dollar Tree, Inc. (a)	304	23,995

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Fred’s, Inc. Class A	28	$254
JC Penney Co., Inc. (a) (b)	288	2,655
Kohl’s Corp. (b)	25	1,094
Macy’s, Inc.	13	482
Nordstrom, Inc. (b)	5	259
Target Corp.	236	16,208
Tuesday Morning Corp. (a)	68	407

		71,258

OIL, GAS & CONSUMABLE FUELS — 6.6%
Anadarko Petroleum Corp.	21	1,330
Apache Corp.	523	33,404
Bill Barrett Corp. (a)	76	423
Cabot Oil & Gas Corp.	269	6,940
Carrizo Oil & Gas, Inc. (a) (b)	12	487
Chesapeake Energy Corp. (a) (b)	11	69
Chevron Corp.	2,770	285,088
Cimarex Energy Co.	114	15,318
Cloud Peak Energy, Inc. (a)	59	321
Concho Resources, Inc. (a)	134	18,405
ConocoPhillips	496	21,561
CONSOL Energy, Inc.	133	2,554
Devon Energy Corp.	70	3,088
Energen Corp.	5	289
EOG Resources, Inc.	515	49,806
EQT Corp.	115	8,351
Exxon Mobil Corp. (b)	5,754	502,209
Green Plains, Inc.	13	341
Gulfport Energy Corp. (a)	61	1,723
Hess Corp.	200	10,724
HollyFrontier Corp.	8	196
Kinder Morgan, Inc.	80	1,850
Marathon Oil Corp.	28	443
Marathon Petroleum Corp.	24	974
Murphy Oil Corp. (b)	123	3,739
Newfield Exploration Co. (a)	342	14,863
Noble Energy, Inc.	324	11,580
Northern Oil and Gas, Inc. (a) (b)	4	11
Occidental Petroleum Corp.	782	57,023
ONEOK, Inc.	346	17,781
PDC Energy, Inc. (a)	61	4,091
Phillips 66 (b)	354	28,515
Pioneer Natural Resources Co.	211	39,172
QEP Resources, Inc.	369	7,207
Range Resources Corp.	159	6,161
Southwestern Energy Co. (a)	39	540
Spectra Energy Corp.	1,066	45,571
Synergy Resources Corp. (a)	45	312
Tesoro Corp.	16	1,273
Valero Energy Corp.	63	3,339
Western Refining, Inc.	3	79
Williams Cos., Inc.	29	891
World Fuel Services Corp.	91	4,210
WPX Energy, Inc. (a) (b)	290	3,825

		1,216,077

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co. (a)	54	1,372
Clearwater Paper Corp. (a)	24	1,552
Deltic Timber Corp.	4	271

Domtar Corp.	29	1,077
KapStone Paper and Packaging Corp.	5	95
Louisiana-Pacific Corp. (a)	191	3,596
Neenah Paper, Inc.	28	2,212
Schweitzer-Mauduit International, Inc.	12	463

		10,638

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.	55	311
Edgewell Personal Care Co. (a)	8	636
Estee Lauder Cos., Inc. Class A	169	14,967
Inter Parfums, Inc.	4	129
Medifast, Inc.	20	756

		16,799

PHARMACEUTICALS — 5.1%
Akorn, Inc. (a)	4	109
Allergan PLC (a)	18	4,146
Bristol-Myers Squibb Co.	2,007	108,218
Catalent, Inc. (a)	56	1,447
Depomed, Inc. (a)	3	75
Eli Lilly & Co.	476	38,204
Endo International PLC (a)	28	564
Impax Laboratories, Inc. (a)	3	71
Johnson & Johnson	4,284	506,069
Lannett Co., Inc. (a) (b)	4	106
Mallinckrodt PLC (a)	5	349
Medicines Co. (a) (b) .	84	3,170
Merck & Co., Inc.	1,849	115,396
Mylan NV (a)	57	2,173
Nektar Therapeutics (a)	152	2,611
Perrigo Co. PLC	6	554
Pfizer, Inc.	4,051	137,207
Prestige Brands Holdings, Inc. (a)	67	3,234
Zoetis, Inc.	264	13,731

		937,434

PROFESSIONAL SERVICES — 0.4%
CDI Corp.	20	113
CEB, Inc.	21	1,144
Dun & Bradstreet Corp.	11	1,503
Equifax, Inc.	185	24,897
Exponent, Inc.	24	1,225
FTI Consulting, Inc. (a)	35	1,559
Insperity, Inc.	35	2,542
Korn/Ferry International	23	483
ManpowerGroup, Inc.	3	217
Nielsen Holdings PLC.	337	18,053
On Assignment, Inc. (a)	28	1,016
Resources Connection, Inc.	40	598
Robert Half International, Inc.	17	644
TrueBlue, Inc. (a)	36	816
Verisk Analytics, Inc. (a)	117	9,510
WageWorks, Inc. (a)	37	2,254

		66,574

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.3%
Acadia Realty Trust	96	3,479
Agree Realty Corp.	39	1,928
Alexandria Real Estate Equities, Inc. (b)	89	9,681
American Assets Trust, Inc.	9	390

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

American Campus Communities, Inc.	227	$11,547
American Tower Corp. REIT	586	66,411
Apartment Investment & Management Co. Class A REIT	186	8,539
AvalonBay Communities, Inc. REIT	128	22,764
Boston Properties, Inc. REIT	144	19,626
Camden Property Trust	111	9,295
Care Capital Properties, Inc.	26	741
CareTrust REIT, Inc.	32	473
Cedar Realty Trust, Inc.	80	576
Chesapeake Lodging Trust	3	69
Communications Sales & Leasing, Inc. (a)	237	7,444
CoreSite Realty Corp. REIT	59	4,368
Corporate Office Properties Trust	164	4,649
Corrections Corp. of America	67	929
Cousins Properties, Inc.	143	1,493
Crown Castle International Corp. REIT	555	52,287
DCT Industrial Trust, Inc. REIT	154	7,477
DiamondRock Hospitality Co. (b)	44	400
Digital Realty Trust, Inc. REIT (b)	255	24,766
Douglas Emmett, Inc.	219	8,022
Duke Realty Corp.	601	16,425
EastGroup Properties, Inc.	35	2,575
Education Realty Trust, Inc.	112	4,832
EPR Properties	92	7,244
Equinix, Inc. REIT	124	44,671
Equity One, Inc.	153	4,683
Equity Residential REIT	309	19,878
Essex Property Trust, Inc. REIT	50	11,135
Extra Space Storage, Inc. REIT	214	16,994
Federal Realty Investment Trust REIT	95	14,623
First Industrial Realty Trust, Inc. REIT (b)	159	4,487
Four Corners Property Trust, Inc.	81	1,728
Franklin Street Properties Corp. REIT	100	1,260
General Growth Properties, Inc. REIT	640	17,664
GEO Group, Inc. (b)	49	1,165
Getty Realty Corp.	20	479
Government Properties Income Trust REIT (b)	124	2,805
HCP, Inc. REIT	270	10,247
Healthcare Realty Trust, Inc. REIT	157	5,347
Highwoods Properties, Inc.	160	8,339
Hospitality Properties Trust	155	4,607
Host Hotels & Resorts, Inc. REIT	333	5,185
Iron Mountain, Inc. REIT	415	15,575
Kilroy Realty Corp. REIT	45	3,121
Kimco Realty Corp. REIT	691	20,004
Kite Realty Group Trust	84	2,328
Lamar Advertising Co. Class A	84	5,486
LaSalle Hotel Properties	15	358
Lexington Realty Trust	217	2,235
Liberty Property Trust REIT	202	8,151
Life Storage, Inc. REIT	52	4,625
LTC Properties, Inc.	24	1,248
Macerich Co.	163	13,182
Mack-Cali Realty Corp.	168	4,573
Medical Properties Trust, Inc. REIT	307	4,534
Mid-America Apartment Communities, Inc.	129	12,125
National Retail Properties, Inc.	262	13,323
Omega Healthcare Investors, Inc. (b)	138	4,892

Parkway Properties, Inc.	67	1,140
Pennsylvania Real Estate Investment Trust	89	2,050
Post Properties, Inc. REIT	63	4,166
Potlatch Corp.	12	467
Prologis, Inc. REIT	819	43,849
PS Business Parks, Inc.	37	4,202
Public Storage REIT	243	54,223
Rayonier, Inc. (b)	92	2,442
Realty Income Corp. REIT (b)	447	29,918
Regency Centers Corp.	170	13,173
Retail Opportunity Investments Corp.	113	2,481
Sabra Health Care REIT, Inc.	61	1,536
Saul Centers, Inc.	16	1,066
Senior Housing Properties Trust	391	8,880
Simon Property Group, Inc. REIT	400	82,804
SL Green Realty Corp. REIT	49	5,297
Summit Hotel Properties, Inc. REIT	153	2,013
Tanger Factory Outlet Centers, Inc.	113	4,402
Taubman Centers, Inc.	50	3,721
UDR, Inc. REIT	274	9,861
Universal Health Realty Income Trust	16	1,008
Urban Edge Properties	126	3,546
Urstadt Biddle Properties, Inc. Class A	20	444
Ventas, Inc. REIT	557	39,341
Vornado Realty Trust REIT	150	15,181
Washington Prime Group, Inc. REIT.	20	248
Weingarten Realty Investors REIT	155	6,042
Welltower, Inc. REIT	429	32,076
Weyerhaeuser Co.	499	15,938

		981,002

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
Alexander & Baldwin, Inc.	24	922
CBRE Group, Inc. Class A (a)	38	1,063
Forestar Group, Inc. (a) (b)	40	469
HFF, Inc. Class A	44	1,218
Jones Lang LaSalle, Inc.	2	228

		3,900

ROAD & RAIL — 0.5%
ArcBest Corp.	11	209
CSX Corp.	298	9,089
Genesee & Wyoming, Inc. Class A (a)	4	276
Heartland Express, Inc.	83	1,567
JB Hunt Transport Services, Inc.	57	4,625
Kansas City Southern	53	4,946
Knight Transportation, Inc.	13	373
Landstar System, Inc.	31	2,111
Norfolk Southern Corp.	224	21,741
Old Dominion Freight Line, Inc. (a)	15	1,029
Ryder System, Inc.	25	1,649
Saia, Inc. (a)	47	1,408
Union Pacific Corp.	412	40,182
Werner Enterprises, Inc.	4	93

		89,298

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Advanced Energy Industries, Inc. (a)	44	2,082
Advanced Micro Devices, Inc. (a)	989	6,834
Analog Devices, Inc.	204	13,148

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Applied Materials, Inc.	1,892	$57,044
Broadcom, Ltd.	619	106,790
Brooks Automation, Inc.	4	54
Cabot Microelectronics Corp.	28	1,482
Cirrus Logic, Inc. (a)	88	4,677
Cree, Inc. (a)	27	695
Cypress Semiconductor Corp.	131	1,593
Diodes, Inc. (a)	47	1,003
DSP Group, Inc. (a)	4	48
Exar Corp. (a)	56	521
First Solar, Inc. (a) (b)	91	3,594
Integrated Device Technology, Inc. (a)	113	2,610
Intel Corp. (b)	6,098	230,200
Intersil Corp. Class A	210	4,605
KLA-Tencor Corp.	272	18,961
Kopin Corp. (a)	8	17
Kulicke & Soffa Industries, Inc. (a)	28	362
Lam Research Corp. (b)	175	16,574
Linear Technology Corp.	287	17,016
Microchip Technology, Inc.	297	18,456
Micron Technology, Inc. (a)	49	871
Microsemi Corp. (a)	65	2,729
MKS Instruments, Inc.	72	3,581
Monolithic Power Systems, Inc.	48	3,864
NVIDIA Corp. (b)	933	63,929
Power Integrations, Inc.	47	2,962
Qorvo, Inc. (a)	62	3,456
QUALCOMM, Inc.	458	31,373
Rudolph Technologies, Inc. (a)	48	852
Semtech Corp. (a)	134	3,716
Silicon Laboratories, Inc. (a)	31	1,823
Skyworks Solutions, Inc.	8	609
Synaptics, Inc. (a) (b)	21	1,230
Teradyne, Inc.	154	3,323
Tessera Technologies, Inc.	55	2,114
Texas Instruments, Inc. (b)	1,565	109,832
Ultratech, Inc. (a)	40	923
Veeco Instruments, Inc. (a)	7	137
Xilinx, Inc.	303	16,465

		762,155

SOFTWARE — 5.1%
8x8, Inc. (a)	155	2,392
ACI Worldwide, Inc. (a).	47	911
Activision Blizzard, Inc.	1,190	52,717
Adobe Systems, Inc. (a)	601	65,232
ANSYS, Inc. (a)	51	4,723
Autodesk, Inc. (a)	188	13,598
Blackbaud, Inc.	65	4,312
Bottomline Technologies de, Inc. (a)	47	1,095
CA, Inc.	356	11,776
Cadence Design Systems, Inc. (a)	362	9,242
CDK Global, Inc.	133	7,629
Citrix Systems, Inc. (a)	131	11,164
CommVault Systems, Inc. (a)	49	2,603
Ebix, Inc. (b)	44	2,501
Electronic Arts, Inc. (a)	255	21,777
Epiq Systems, Inc.	4	66
Fair Isaac Corp.	41	5,108
Fortinet, Inc. (a)	32	1,182

Intuit, Inc.	216	23,762
Manhattan Associates, Inc. (a)	42	2,420
Mentor Graphics Corp.	13	344
Microsoft Corp.	8,716	502,041
MicroStrategy, Inc. Class A (a)	6	1,005
Monotype Imaging Holdings, Inc.	28	619
Oracle Corp.	2,289	89,912
Progress Software Corp. (a)	67	1,822
PTC, Inc. (a)	87	3,855
Red Hat, Inc. (a)	89	7,194
salesforce.com, Inc. (a)	596	42,513
Symantec Corp.	736	18,474
Synchronoss Technologies, Inc. (a)	2	82
Synopsys, Inc. (a)	131	7,775
Take-Two Interactive Software, Inc. (a)	145	6,537
Tangoe, Inc. (a)	55	454
TiVo Corp. (a) (b)	143	2,786
Tyler Technologies, Inc. (a) (b)	42	7,192
Ultimate Software Group, Inc. (a) (b)	35	7,154
VASCO Data Security International, Inc. (a)	20	352

		944,321

SPECIALTY RETAIL — 2.5%
Aaron’s, Inc.	3	76
Abercrombie & Fitch Co. Class A	68	1,081
Advance Auto Parts, Inc.	36	5,368
American Eagle Outfitters, Inc.	84	1,500
Ascena Retail Group, Inc. (a)	128	716
AutoNation, Inc. (a)	10	487
AutoZone, Inc. (a) (b)	33	25,355
Barnes & Noble Education, Inc. (a)	55	526
Barnes & Noble, Inc.	91	1,028
Bed Bath & Beyond, Inc. (b)	8	345
Best Buy Co., Inc.	186	7,102
Big 5 Sporting Goods Corp.	24	327
Buckle, Inc. (b)	11	264
Cabela’s, Inc. (a)	54	2,966
Caleres, Inc.	6	152
CarMax, Inc. (a) (b)	44	2,347
Cato Corp. Class A	24	789
Chico’s FAS, Inc.	6	71
Children’s Place, Inc.	32	2,556
CST Brands, Inc.	91	4,376
Dick’s Sporting Goods, Inc.	45	2,552
Express, Inc. (a)	112	1,320
Finish Line, Inc. Class A	36	831
Five Below, Inc. (a)	79	3,183
Foot Locker, Inc.	18	1,219
GameStop Corp. Class A (b)	14	386
Gap, Inc.	11	245
Genesco, Inc. (a)	16	871
Group 1 Automotive, Inc. (b)	3	192
Haverty Furniture Cos., Inc.	20	401
Hibbett Sports, Inc. (a) (b)	7	279
Home Depot, Inc.	1,274	163,938
L Brands, Inc. (b)	79	5,591
Lithia Motors, Inc. Class A (b)	7	669
Lowe’s Cos., Inc.	1,065	76,904
Lumber Liquidators Holdings, Inc. (a) (b)	16	315
MarineMax, Inc. (a) (b)	8	168

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Monro Muffler Brake, Inc.	40	$2,447
Murphy USA, Inc. (a)	64	4,567
O’Reilly Automotive, Inc. (a)	107	29,972
Office Depot, Inc.	21	75
Rent-A-Center, Inc.	20	253
Ross Stores, Inc.	376	24,177
Select Comfort Corp. (a)	16	346
Signet Jewelers, Ltd. (b)	3	224
Sonic Automotive, Inc. Class A (b)	44	827
Stage Stores, Inc. (b)	44	247
Staples, Inc.	28	239
Stein Mart, Inc.	24	152
Tailored Brands, Inc.	61	958
Tiffany & Co.	24	1,743
TJX Cos., Inc.	677	50,626
Tractor Supply Co. (b)	77	5,186
Ulta Salon Cosmetics & Fragrance, Inc. (a)	108	25,702
Urban Outfitters, Inc. (a)	29	1,001
Vitamin Shoppe, Inc. (a)	11	295
Williams-Sonoma, Inc. (b)	11	562
Zumiez, Inc. (a)	20	360

		466,455

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Apple, Inc.	1,205	136,225
Cray, Inc. (a)	70	1,648
Diebold, Inc.	29	719
Electronics For Imaging, Inc. (a)	23	1,125
Hewlett Packard Enterprise Co.	1,736	39,494
HP, Inc.	838	13,014
Lexmark International, Inc. Class A	75	2,997
NCR Corp. (a)	125	4,024
NetApp, Inc. (b)	39	1,397
Seagate Technology PLC (b)	41	1,580
Super Micro Computer, Inc. (a)	45	1,052
Western Digital Corp. (b)	13	760

		204,035

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter’s, Inc.	52	4,509
Coach, Inc. (b)	483	17,658
Crocs, Inc. (a)	12	100
Deckers Outdoor Corp. (a) (b)	25	1,489
Fossil Group, Inc. (a)	3	83
G-III Apparel Group, Ltd. (a) (b)	12	350
Hanesbrands, Inc.	84	2,121
Iconix Brand Group, Inc. (a)	13	106
Kate Spade & Co. (a)	41	702
Michael Kors Holdings, Ltd. (a)	228	10,668
Movado Group, Inc.	28	601
NIKE, Inc. Class B	771	40,593
Oxford Industries, Inc.	20	1,354
PVH Corp.	18	1,989
Ralph Lauren Corp.	9	910
Skechers U.S.A., Inc. Class A (a)	6	137
Steven Madden, Ltd. (a)	12	415
Under Armour, Inc. Class A (a)	24	928
Under Armour, Inc. Class C (a)	74	2,506
VF Corp. (b)	74	4,148

Wolverine World Wide, Inc. (b)	23	530

		91,897

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp.	88	1,285
Bank Mutual Corp.	60	461
BofI Holding, Inc. (a) (b)	3	67
Dime Community Bancshares, Inc. (b)	32	536
New York Community Bancorp, Inc.	108	1,537
Northwest Bancshares, Inc. (b)	158	2,482
Oritani Financial Corp.	36	566
Provident Financial Services, Inc.	56	1,189
TrustCo Bank Corp. NY	92	652
Washington Federal, Inc.	95	2,535

		11,310

TOBACCO — 2.7%
Altria Group, Inc.	3,219	203,537
Philip Morris International, Inc.	2,280	221,662
Reynolds American, Inc.	1,364	64,313
Universal Corp. (b)	24	1,397

		490,909

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	62	2,898
DXP Enterprises, Inc. (a)	16	451
Fastenal Co.	270	11,281
GATX Corp.	9	401
Kaman Corp. (b)	12	527
MSC Industrial Direct Co., Inc. Class A	30	2,202
NOW, Inc. (a)	16	343
United Rentals, Inc. (a)	59	4,631
W.W. Grainger, Inc. (b)	43	9,668
Watsco, Inc.	27	3,804

		36,206

WATER UTILITIES — 0.2%
American States Water Co.	48	1,922
American Water Works Co., Inc.	309	23,126
Aqua America, Inc.	308	9,388
California Water Service Group (b)	57	1,829

		36,265

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	4	71
Telephone & Data Systems, Inc.	115	3,126

		3,197

TOTAL COMMON STOCKS (Cost $16,427,794)		18,385,547

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (e) (f)	44,672	44,672
State Street Navigator Securities Lending Prime Portfolio (e) (g)	71,716	71,716

TOTAL SHORT-TERM INVESTMENTS (Cost $116,388)		116,388

TOTAL INVESTMENTS — 100.3% (Cost $16,544,182)		18,501,935
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(48,985)

NET ASSETS — 100.0%		$18,452,950

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2016.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$419,081	$—	$—	$419,081
Air Freight & Logistics	110,471	—	—	110,471
Airlines	41,417	—	—	41,417
Auto Components.	73,145	—	—	73,145
Automobiles	47,715	—	—	47,715
Banks	393,368	—	—	393,368
Beverages	506,707	—	—	506,707
Biotechnology	124,871	—	—	124,871
Building Products	66,703	—	—	66,703
Capital Markets	256,135	—	—	256,135
Chemicals	374,233	—	—	374,233
Commercial Services & Supplies	120,990	—	—	120,990
Communications Equipment	167,071	—	—	167,071
Construction & Engineering	36,472	—	—	36,472
Construction Materials	44,461	—	—	44,461
Consumer Finance	40,374	—	—	40,374
Containers & Packaging	66,619	—	—	66,619
Distributors	36,786	—	—	36,786
Diversified Consumer Services	3,745	—	—	3,745
Diversified Financial Services	184,340	—	—	184,340
Diversified Telecommunication Services	760,623	—	—	760,623
Electric Utilities	620,357	—	—	620,357
Electrical Equipment	91,393	—	—	91,393
Electronic Equipment, Instruments & Components	143,039	—	—	143,039
Energy Equipment & Services	133,146	—	—	133,146
Food & Staples Retailing	287,907	—	—	287,907
Food Products	450,882	—	—	450,882
Gas Utilities	68,375	—	—	68,375
Health Care Equipment & Supplies	638,293	—	—	638,293
Health Care Providers & Services	394,050	—	—	394,050
Health Care Technology	12,684	—	—	12,684
Hotels, Restaurants & Leisure	292,575	—	—	292,575
Household Durables	92,468	—	—	92,468
Household Products	439,932	—	—	439,932
Independent Power Producers & Energy Traders	5,204	—	—	5,204
Industrial Conglomerates	648,831	—	—	648,831
Insurance	476,921	—	—	476,921
Internet & Catalog Retail	637,655	—	—	637,655
Internet Software & Services	913,207	—	—	913,207

See accompanying Notes to Schedule of Investments

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
IT Services	$592,410	$—	$—	$592,410
Leisure Equipment & Products	33,496	—	—	33,496
Life Sciences Tools & Services	109,445	—	—	109,445
Machinery	290,713	—	—	290,713
Marine	301	—	—	301
Media	266,518	—	—	266,518
Metals & Mining	110,226	—	—	110,226
Multi-Utilities	320,462	—	—	320,462
Multiline Retail	71,258	—	—	71,258
Oil, Gas & Consumable Fuels	1,216,077	—	—	1,216,077
Paper & Forest Products	10,638	—	—	10,638
Personal Products	16,799	—	—	16,799
Pharmaceuticals	937,434	—	—	937,434
Professional Services	66,574	—	—	66,574
Real Estate Investment Trusts (REITs)	981,002	—	—	981,002
Real Estate Management & Development	3,900	—	—	3,900
Road & Rail	89,298	—	—	89,298
Semiconductors & Semiconductor Equipment	762,155	—	—	762,155
Software	944,321	—	—	944,321
Specialty Retail	466,455	—	—	466,455
Technology Hardware, Storage & Peripherals	204,035	—	—	204,035
Textiles, Apparel & Luxury Goods	91,897	—	—	91,897
Thrifts & Mortgage Finance	11,310	—	—	11,310
Tobacco	490,909	—	—	490,909
Trading Companies & Distributors	36,206	—	—	36,206
Water Utilities	36,265	—	—	36,265
Wireless Telecommunication Services	3,197	—	—	3,197
Short-Term Investments	116,388	—	—	116,388

TOTAL INVESTMENTS	$18,501,935	$—	$—	$18,501,935

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	53	$2,858	—	35	18	$1,253	$7	$(49)
State Street Institutional Liquid Reserves Fund, Premier Class	34,613	34,613	222,263	212,204	44,672	44,672	77	—
State Street Navigator Securities Lending Prime Portfolio	3,352,527	3,352,527	8,517,460	11,798,271	71,716	71,716	1,163	—

TOTAL		$3,389,998				$117,641	$1,247	$(49)

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 5.8%
Boeing Co.	4,112	$541,715
General Dynamics Corp.	5,385	835,536
Lockheed Martin Corp. .	5,803	1,391,095
Rockwell Collins, Inc.	4,082	344,276
United Technologies Corp.	9,820	997,712

		4,110,334

AIR FREIGHT & LOGISTICS — 1.6%
United Parcel Service, Inc. Class B	10,321	1,128,705

AIRLINES — 0.5%
American Airlines Group, Inc.	9,735	356,398

AUTO COMPONENTS — 0.4%
Johnson Controls International PLC	5,493	255,589

AUTOMOBILES — 1.0%
Ford Motor Co.	56,456	681,424

BANKS — 1.1%
Citigroup, Inc.	3,554	167,855
People’s United Financial, Inc. (a)	18,791	297,274
Wells Fargo & Co. .	6,959	308,145

		773,274

BEVERAGES — 3.9%
Coca-Cola Co.	31,231	1,321,696
PepsiCo, Inc.	13,329	1,449,795

		2,771,491

CAPITAL MARKETS — 2.6%
Moody’s Corp.	13,073	1,415,544
Voya Financial, Inc	14,468	416,968

		1,832,512

CHEMICALS — 2.4%
AdvanSix, Inc. (b)	479	7,947
PPG Industries, Inc.	12,206	1,261,612
Praxair, Inc	3,918	473,412

		1,742,971

COMMERCIAL SERVICES & SUPPLIES — 1.0%
Waste Management, Inc.	11,688	745,227

DISTRIBUTORS — 0.5%
LKQ Corp. (b)	10,654	377,791

DIVERSIFIED FINANCIAL SERVICES — 1.3%
Berkshire Hathaway, Inc. Class B (b)	6,521	942,089

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.8%
AT&T, Inc.	33,838	1,374,161
Verizon Communications, Inc.	25,427	1,321,696

		2,695,857

ELECTRIC UTILITIES — 4.7%
NextEra Energy, Inc.	11,117	1,359,831
PPL Corp.	18,729	647,462
Southern Co.	26,288	1,348,574

		3,355,867

FOOD & STAPLES RETAILING — 1.4%
Costco Wholesale Corp	5,340	814,403
CVS Health Corp.	2,313	205,834

		1,020,237

FOOD PRODUCTS — 1.8%
General Mills, Inc.	20,179	1,289,035

HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
Abbott Laboratories	1,441	60,940
Baxter International, Inc.	25,220	1,200,472
Danaher Corp.	2,254	176,691
Medtronic PLC	16,125	1,393,200

		2,831,303

HEALTH CARE PROVIDERS & SERVICES — 4.3%
AmerisourceBergen Corp.	7,739	625,156
DaVita, Inc. (b)	18,008	1,189,789
Henry Schein, Inc. (b)	7,569	1,233,596

		3,048,541

HOTELS, RESTAURANTS & LEISURE — 3.0%
McDonald’s Corp.	10,864	1,253,271
Starbucks Corp.	16,617	899,644

		2,152,915

HOUSEHOLD PRODUCTS — 3.3%
Church & Dwight Co., Inc. (a)	19,349	927,204
Procter & Gamble Co.	16,219	1,455,655

		2,382,859

INDUSTRIAL CONGLOMERATES — 3.8%
General Electric Co.	43,109	1,276,888
Honeywell International, Inc.	11,981	1,396,865

		2,673,753

INSURANCE — 14.5%
Aflac, Inc.	19,713	1,416,773
American International Group, Inc.	13,889	824,173
Arthur J Gallagher & Co.	28,259	1,437,535
Axis Capital Holdings, Ltd.	22,907	1,244,537
Chubb, Ltd.	7,073	888,723
Marsh & McLennan Cos., Inc.	21,041	1,415,007
Progressive Corp.	32,007	1,008,221
Torchmark Corp.	11,459	732,116
Travelers Cos., Inc.	11,713	1,341,724
XL Group, Ltd.	1,855	62,384

		10,371,193

INTERNET & CATALOG RETAIL — 0.4%
Priceline Group, Inc. (b)	191	281,055

IT SERVICES — 4.7%
Automatic Data Processing, Inc.	10,165	896,553
Fiserv, Inc. (b)	10,544	1,048,812
Paychex, Inc. (a)	23,690	1,370,940

		3,316,305

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Mettler-Toledo International, Inc. (b)	917	384,984

MACHINERY — 1.0%
Illinois Tool Works, Inc.	6,147	736,656

MEDIA — 3.7%
Comcast Corp. Class A	13,612	903,020
Sirius XM Holdings, Inc. (a) (b)	342,091	1,426,520
Walt Disney Co.	3,698	343,396

		2,672,936

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

PHARMACEUTICALS — 3.8%
Johnson & Johnson	11,714	$1,383,775
Pfizer, Inc.	38,207	1,294,071

		2,677,846

REAL ESTATE INVESTMENT TRUSTS (REITS) — 16.0%
American Tower Corp. REIT	12,433	1,409,032
Annaly Capital Management, Inc. (a)	14,851	155,935
Boston Properties, Inc. REIT	1,642	223,788
Crown Castle International Corp. REIT	14,900	1,403,729
DDR Corp. REIT	64,374	1,122,039
Equinix, Inc. REIT	418	150,585
Federal Realty Investment Trust REIT	304	46,795
Host Hotels & Resorts, Inc. REIT (a)	26,988	420,203
Lamar Advertising Co. Class A (a)	4,314	281,747
Paramount Group, Inc. REIT	5,496	90,079
Prologis, Inc. REIT	26,220	1,403,819
Simon Property Group, Inc. REIT	585	121,101
SL Green Realty Corp. REIT.	6,629	716,595
Starwood Property Trust, Inc. (a)	61,414	1,383,043
Vornado Realty Trust REIT	10,293	1,041,755
Weyerhaeuser Co.	45,032	1,438,322

		11,408,567

SPECIALTY RETAIL — 1.9%
Home Depot, Inc.	10,692	1,375,847

TOBACCO — 1.0%
Philip Morris International, Inc.	7,479	727,108

TOTAL COMMON STOCKS (Cost $68,216,781)		71,120,669

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	178,066	$178,066
State Street Navigator Securities Lending Prime Portfolio (c) (e)	421,154	421,154

TOTAL SHORT-TERM INVESTMENTS (Cost $599,220)		599,220

TOTAL INVESTMENTS — 100.5% (Cost $68,816,001)		71,719,889
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(380,809)

NET ASSETS — 100.0%		$71,339,080

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$4,110,334	$—	$—	$4,110,334
Air Freight & Logistics	1,128,705	—	—	1,128,705
Airlines	356,398	—	—	356,398
Auto Components.	255,589	—	—	255,589
Automobiles	681,424	—	—	681,424
Banks	773,274	—	—	773,274
Beverages	2,771,491	—	—	2,771,491
Capital Markets	1,832,512	—	—	1,832,512
Chemicals	1,742,971	—	—	1,742,971
Commercial Services & Supplies	745,227	—	—	745,227
Distributors	377,791	—	—	377,791
Diversified Financial Services	942,089	—	—	942,089
Diversified Telecommunication Services	2,695,857	—	—	2,695,857
Electric Utilities	3,355,867	—	—	3,355,867
Food & Staples Retailing.	1,020,237	—	—	1,020,237
Food Products	1,289,035	—	—	1,289,035
Health Care Equipment & Supplies	2,831,303	—	—	2,831,303
Health Care Providers & Services	3,048,541	—	—	3,048,541
Hotels, Restaurants & Leisure	2,152,915	—	—	2,152,915
Household Products	2,382,859	—	—	2,382,859

See accompanying Notes to Schedule of Investments

SPDR Russell 1000 Low Volatility ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Industrial Conglomerates.	$2,673,753	$—	$—	$2,673,753
Insurance	10,371,193	—	—	10,371,193
Internet & Catalog Retail.	281,055	—	—	281,055
IT Services	3,316,305	—	—	3,316,305
Life Sciences Tools & Services	384,984	—	—	384,984
Machinery	736,656	—	—	736,656
Media	2,672,936	—	—	2,672,936
Pharmaceuticals	2,677,846	—	—	2,677,846
Real Estate Investment Trusts (REITs)	11,408,567	—	—	11,408,567
Specialty Retail	1,375,847	—	—	1,375,847
Tobacco	727,108	—	—	727,108
Short-Term Investments	599,220	—	—	599,220

TOTAL INVESTMENTS	$71,719,889	$—	$—	$71,719,889

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class .	251,709	$251,709	749,867	823,510	178,066	$178,066	$231	$—
State Street Navigator Securities Lending Prime Portfolio	10,392,456	10,392,456	52,107,042	62,078,344	421,154	421,154	3,670	—

TOTAL		$10,644,165				$599,220	$3,901	$—

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 Low Volatility ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 4.0%
Curtiss-Wright Corp.	26,140	$2,381,615
Teledyne Technologies, Inc. (a)	21,804	2,353,306

		4,734,921

AIR FREIGHT & LOGISTICS — 0.0% (b)
Forward Air Corp.	927	40,102

AUTO COMPONENTS — 0.2%
Dana, Inc.	10,970	171,023
Drew Industries, Inc.	213	20,878

		191,901

BANKS — 28.5%
Ameris Bancorp	66,247	2,315,333
BancorpSouth, Inc.	739	17,145
Berkshire Hills Bancorp, Inc.	1,002	27,765
BNC Bancorp (c)	6,099	148,328
Brookline Bancorp, Inc.	97,748	1,191,548
Cardinal Financial Corp.	1,345	35,091
Central Pacific Financial Corp.	1,307	32,923
Chemical Financial Corp.	14,666	647,211
City Holding Co.	5,199	261,458
Columbia Banking System, Inc. (c)	52,079	1,704,025
Community Bank System, Inc. (c)	665	31,993
CVB Financial Corp. (c)	122,327	2,154,178
Enterprise Financial Services Corp.	42,018	1,313,062
First Commonwealth Financial Corp. (c)	197,838	1,996,185
First Financial Bancorp	31,989	698,640
First Financial Corp.	30,638	1,246,354
First Merchants Corp.	85,099	2,276,398
First Midwest Bancorp, Inc.	97,350	1,884,696
FNB Corp. (c)	1,443	17,749
Glacier Bancorp, Inc.	14,866	423,978
Great Western Bancorp, Inc.	10,007	333,433
Hancock Holding Co.	7,316	237,258
Hope Bancorp, Inc.	1,243	21,591
Independent Bank Corp.	43,886	2,373,794
Independent Bank Corp.	65,000	1,093,950
Investors Bancorp, Inc.	167,564	2,012,444
Lakeland Financial Corp. (c)	5,547	196,475
MB Financial, Inc.	61,000	2,320,440
NBT Bancorp, Inc.	878	28,860
Old National Bancorp	745	10,475
Pinnacle Financial Partners, Inc.	5,975	323,128
Prosperity Bancshares, Inc. (c)	911	50,005
Renasant Corp. (c)	646	21,725
ServisFirst Bancshares, Inc.	1,885	97,850
South State Corp.	329	24,688
Sterling Bancorp (c)	25,987	454,772
Towne Bank	28,266	679,232
TriCo Bancshares	12,214	326,969
Trustmark Corp.	72,495	1,997,962
Umpqua Holdings Corp.	1,027	15,456
Union Bankshares Corp.	785	21,014
United Bankshares, Inc. (c)	582	21,924
United Community Banks, Inc.	7,578	159,290
Valley National Bancorp (c)	1,074	10,450
Webster Financial Corp. (c)	296	11,251
Westamerica Bancorporation (c)	37,635	1,914,869

Wintrust Financial Corp.	12,400	689,068

		33,872,433

BUILDING PRODUCTS — 0.0% (b)
Simpson Manufacturing Co., Inc. (c)	367	16,130

CAPITAL MARKETS — 2.0%
Evercore Partners, Inc. Class A	47,003	2,421,124

CHEMICALS — 4.1%
Chemtura Corp. (a)	36,708	1,204,389
HB Fuller Co. (c)	33,038	1,535,276
Sensient Technologies Corp.	28,730	2,177,734

		4,917,399

COMMERCIAL SERVICES & SUPPLIES — 3.1%
ABM Industries, Inc. (c)	776	30,807
Deluxe Corp.	5,651	377,600
G&K Services, Inc. Class A	12,169	1,162,018
Healthcare Services Group, Inc.	638	25,252
Herman Miller, Inc	67,042	1,917,401
Matthews International Corp. Class A (c)	2,290	139,140

		3,652,218

COMMUNICATIONS EQUIPMENT — 0.4%
ViaSat, Inc. (a) (c)	5,663	422,743

CONSTRUCTION & ENGINEERING — 0.2%
EMCOR Group, Inc.	3,969	236,632

ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	1,549	92,352
IDACORP, Inc.	28,183	2,206,165

		2,298,517

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Anixter International, Inc. (a)	11,740	757,230

GAS UTILITIES — 1.7%
Spire, Inc	31,412	2,002,201

HEALTH CARE PROVIDERS & SERVICES — 1.3%
Owens & Minor, Inc	43,659	1,516,277

HOTELS, RESTAURANTS & LEISURE — 2.9%
Belmond, Ltd. Class A (a) (c)	89,585	1,138,626
Cheesecake Factory, Inc.	4,402	220,364
Churchill Downs, Inc.	14,306	2,093,683

		3,452,673

HOUSEHOLD DURABLES — 1.4%
MDC Holdings, Inc.	66,166	1,707,083

HOUSEHOLD PRODUCTS — 0.1%
WD-40 Co. (c)	883	99,276

INSURANCE — 5.7%
CNO Financial Group, Inc.	110,701	1,690,404
Greenlight Capital Re, Ltd. Class A (a) (c)	90,637	1,852,620
Horace Mann Educators Corp.	582	21,330
Navigators Group, Inc.	8,357	809,961
Primerica, Inc. (c)	27,651	1,466,333
Selective Insurance Group, Inc.	785	31,290
Third Point Reinsurance, Ltd. (a) (c) .	69,064	828,768

		6,700,706

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 Low Volatility ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

INTERNET & CATALOG RETAIL — 0.3%
PetMed Express, Inc. (c)	17,337	$351,594

IT SERVICES — 0.0% (b)
Convergys Corp. (c)	898	27,317

LEISURE EQUIPMENT & PRODUCTS — 1.5%
Callaway Golf Co.	154,367	1,792,201

MACHINERY — 2.9%
Barnes Group, Inc.	240	9,732
CLARCOR, Inc. (c)	21,200	1,378,000
ESCO Technologies, Inc. (c)	333	15,458
Hillenbrand, Inc.	62,420	1,974,969

		3,378,159

MEDIA — 0.1%
National CineMedia, Inc.	5,872	86,436

MULTI-UTILITIES — 2.8%
Avista Corp.	52,793	2,206,220
NorthWestern Corp. (c)	19,399	1,116,024

		3,322,244

PAPER & FOREST PRODUCTS — 0.5%
Louisiana-Pacific Corp. (a)	27,959	526,468
Neenah Paper, Inc. (c)	365	28,839

		555,307

PROFESSIONAL SERVICES — 0.0% (b)
Exponent, Inc.	641	32,729

REAL ESTATE INVESTMENT TRUSTS (REITS) — 22.7%
Acadia Realty Trust	1,439	52,149
Agree Realty Corp.	3,668	181,346
American Assets Trust, Inc.	583	25,291
Apollo Commercial Real Estate Finance, Inc. REIT (c)	63,488	1,039,299
Armada Hoffler Properties, Inc. REIT	7,672	102,805
Capstead Mortgage Corp.	180,180	1,699,097
Colony Capital, Inc. Class A (c)	31,553	575,211
Cousins Properties, Inc. (c)	1,955	20,410
CYS Investments, Inc. REIT	268,220	2,338,878
DiamondRock Hospitality Co. (c)	31,732	288,761
EastGroup Properties, Inc. (c)	586	43,106
Education Realty Trust, Inc. (c)	870	37,532
First Industrial Realty Trust, Inc. REIT (c)	5,623	158,681
Gladstone Commercial Corp. (c)	10,328	192,411
Government Properties Income Trust REIT (c)	83,871	1,897,162
Hudson Pacific Properties, Inc. REIT	868	28,531
LaSalle Hotel Properties (c)	22,745	542,923
Lexington Realty Trust	218,614	2,251,724
Monmouth Real Estate Investment Corp.	3,550	50,659
Monogram Residential Trust, Inc.	78,758	837,985
MTGE Investment Corp.	11,342	194,969
Parkway Properties, Inc.	129,182	2,197,386
Pebblebrook Hotel Trust (c)	34,766	924,776
Pennsylvania Real Estate Investment Trust	54,364	1,252,003
Potlatch Corp. (c) .	577	22,440
PS Business Parks, Inc.	20,672	2,347,719
Ramco-Gershenson Properties Trust	25,330	474,684

Retail Opportunity Investments Corp. (c)	67,304	1,477,996
Rexford Industrial Realty, Inc. REIT (c)	19,449	445,188
RLJ Lodging Trust REIT	1,938	40,756
Ryman Hospitality Properties, Inc.	38,001	1,830,128
Select Income REIT	901	24,237
Silver Bay Realty Trust Corp. REIT	88,526	1,551,861
STAG Industrial, Inc. REIT (c)	1,031	25,270
Summit Hotel Properties, Inc. REIT .	2,179	28,676
Sunstone Hotel Investors, Inc. REIT	125,236	1,601,768
Urstadt Biddle Properties, Inc. Class A (c)	1,638	36,396
Washington Real Estate Investment Trust	1,020	31,742
Whitestone REIT (c)	2,899	40,238

		26,912,194

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Microsemi Corp. (a)	12,631	530,249
MKS Instruments, Inc.	40,597	2,018,889

		2,549,138

SOFTWARE — 0.3%
ACI Worldwide, Inc. (a)	8,364	162,094
Covisint Corp. (a)	16	35
Fair Isaac Corp.	153	19,062
Take-Two Interactive Software, Inc. (a)	2,944	132,716

		313,907

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Electronics For Imaging, Inc. (a) (c) .	39,827	1,948,337

THRIFTS & MORTGAGE FINANCE — 3.8%
Capitol Federal Financial, Inc.	165,543	2,329,190
EverBank Financial Corp.	4,641	89,850
Kearny Financial Corp.	85,164	1,159,082
Northwest Bancshares, Inc. (c)	2,598	40,815
Oritani Financial Corp.	1,646	25,875
Provident Financial Services, Inc. (c)	1,253	26,601
TrustCo Bank Corp. NY (c)	4,365	30,948
Waterstone Financial, Inc	47,959	814,823

		4,517,184

TOBACCO — 1.7%
Vector Group, Ltd. (c)	93,119	2,004,858

TRADING COMPANIES & DISTRIBUTORS — 1.2%
Applied Industrial Technologies, Inc.	22,950	1,072,683
Kaman Corp. (c)	8,968	393,874

		1,466,557

TOTAL COMMON STOCKS (Cost $112,565,883)		118,297,728

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 Low Volatility ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e)	259,662	$259,662
State Street Navigator Securities Lending Prime Portfolio (e) (f)	3,777,323	3,777,323

TOTAL SHORT-TERM INVESTMENTS (Cost $4,036,985)		4,036,985

TOTAL INVESTMENTS — 103.1% (Cost $116,602,868)		122,334,713
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(3,635,712)

NET ASSETS — 100.0%		$118,699,001

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at September 30, 2016.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$4,734,921	$—	$—	$4,734,921
Air Freight & Logistics	40,102	—	—	40,102
Auto Components	191,901	—	—	191,901
Banks	33,872,433	—	—	33,872,433
Building Products	16,130	—	—	16,130
Capital Markets	2,421,124	—	—	2,421,124
Chemicals	4,917,399	—	—	4,917,399
Commercial Services & Supplies	3,652,218	—	—	3,652,218
Communications Equipment	422,743	—	—	422,743
Construction & Engineering	236,632	—	—	236,632
Electric Utilities	2,298,517	—	—	2,298,517
Electronic Equipment, Instruments & Components	757,230	—	—	757,230
Gas Utilities	2,002,201	—	—	2,002,201
Health Care Providers & Services	1,516,277	—	—	1,516,277
Hotels, Restaurants & Leisure	3,452,673	—	—	3,452,673
Household Durables	1,707,083	—	—	1,707,083
Household Products	99,276	—	—	99,276
Insurance	6,700,706	—	—	6,700,706
Internet & Catalog Retail	351,594	—	—	351,594
IT Services.	27,317	—	—	27,317
Leisure Equipment & Products.	1,792,201	—	—	1,792,201
Machinery	3,378,159	—	—	3,378,159
Media	86,436	—	—	86,436
Multi-Utilities	3,322,244	—	—	3,322,244
Paper & Forest Products	555,307	—	—	555,307
Professional Services	32,729	—	—	32,729
Real Estate Investment Trusts (REITs)	26,912,194	—	—	26,912,194
Semiconductors & Semiconductor Equipment .	2,549,138	—	—	2,549,138
Software	313,907	—	—	313,907
Technology Hardware, Storage & Peripherals	1,948,337	—	—	1,948,337
Thrifts & Mortgage Finance.	4,517,184	—	—	4,517,184
Tobacco	2,004,858	—	—	2,004,858
Trading Companies & Distributors	1,466,557	—	—	1,466,557
Short-Term Investments	4,036,985	—	—	4,036,985

TOTAL INVESTMENTS	$122,334,713	$—	$—	$122,334,713

See accompanying Notes to Schedule of Investments

SPDR Russell 2000 Low Volatility ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	233,332	$233,332	1,300,583	1,274,253	259,662	$259,662	$268	$—
State Street Navigator Securities Lending Prime Portfolio	10,483,308	10,483,308	28,669,117	35,375,102	3,777,323	3,777,323	8,748	—

TOTAL		$10,716,640				$4,036,985	$9,016	$—

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.3%
B/E Aerospace, Inc.	11	$568
Boeing Co.	778	102,494
General Dynamics Corp.	274	42,514
L-3 Communications Holdings, Inc.	16	2,412
Lockheed Martin Corp.	107	25,650
Northrop Grumman Corp.	173	37,013
Raytheon Co.	284	38,661
Rockwell Collins, Inc.	134	11,302
Textron, Inc.	90	3,577
TransDigm Group, Inc. (a)	3	867
United Technologies Corp.	193	19,609

		284,667

AIR FREIGHT & LOGISTICS — 1.0%
C.H. Robinson Worldwide, Inc.	390	27,479
Expeditors International of Washington, Inc.	454	23,390
FedEx Corp.	69	12,053
United Parcel Service, Inc. Class B	597	65,288

		128,210

AIRLINES — 0.1%
American Airlines Group, Inc.	94	3,441
Delta Air Lines, Inc.	99	3,897
Southwest Airlines Co.	175	6,806
United Continental Holdings, Inc. (a)	46	2,413

		16,557

AUTO COMPONENTS — 0.4%
Autoliv, Inc.	13	1,388
BorgWarner, Inc.	60	2,111
Delphi Automotive PLC	326	23,250
Goodyear Tire & Rubber Co.	186	6,008
Johnson Controls International PLC	221	10,283
Lear Corp.	21	2,546

		45,586

AUTOMOBILES — 0.5%
Ford Motor Co.	2,221	26,808
General Motors Co.	981	31,166
Harley-Davidson, Inc.	43	2,261

		60,235

BANKS — 4.1%
Bank of America Corp.	5,998	93,869
BB&T Corp.	333	12,561
CIT Group, Inc.	173	6,280
Citigroup, Inc.	1,887	89,123
Citizens Financial Group, Inc.	333	8,228
Comerica, Inc.	82	3,880
Fifth Third Bancorp	451	9,228
First Republic Bank	26	2,005
Huntington Bancshares, Inc.	434	4,279
JPMorgan Chase & Co.	1,677	111,671
KeyCorp	533	6,487
M&T Bank Corp.	54	6,269
People’s United Financial, Inc.	94	1,487
PNC Financial Services Group, Inc.	247	22,252
Regions Financial Corp.	801	7,906
Signature Bank (a)	9	1,066

SunTrust Banks, Inc.	237	10,381
US Bancorp	796	34,140
Wells Fargo & Co.	2,053	90,907

		522,019

BEVERAGES — 2.5%
Brown-Forman Corp. Class B	256	12,145
Coca-Cola Co.	1,584	67,035
Constellation Brands, Inc. Class A	16	2,664
Dr. Pepper Snapple Group, Inc.	252	23,010
Molson Coors Brewing Co. Class B	17	1,866
Monster Beverage Corp. (a)	9	1,321
PepsiCo, Inc.	1,917	208,512

		316,553

BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	164	10,343
Alexion Pharmaceuticals, Inc. (a)	11	1,348
Alkermes PLC (a)	4	188
Alnylam Pharmaceuticals, Inc. (a)	2	136
Amgen, Inc.	113	18,850
Biogen, Inc. (a)	226	70,745
BioMarin Pharmaceutical, Inc. (a)	3	278
Celgene Corp. (a)	51	5,331
Gilead Sciences, Inc.	1,553	122,873
Regeneron Pharmaceuticals, Inc. (a)	3	1,206
United Therapeutics Corp. (a)	55	6,494
Vertex Pharmaceuticals, Inc. (a)	4	349

		238,141

BUILDING PRODUCTS — 0.1%
AO Smith Corp.	71	7,014
Fortune Brands Home & Security, Inc.	17	988
Masco Corp.	36	1,235

		9,237

CAPITAL MARKETS — 1.5%
Affiliated Managers Group, Inc. (a)	6	868
Ameriprise Financial, Inc.	51	5,088
Bank of New York Mellon Corp.	352	14,038
BlackRock, Inc.	24	8,699
Charles Schwab Corp.	148	4,672
CME Group, Inc.	184	19,232
E*TRADE Financial Corp. (a)	56	1,631
Eaton Vance Corp.	126	4,920
Franklin Resources, Inc.	415	14,762
Goldman Sachs Group, Inc.	190	30,641
Intercontinental Exchange, Inc.	17	4,579
Invesco, Ltd.	121	3,784
Moody’s Corp.	16	1,733
Morgan Stanley	690	22,121
MSCI, Inc.	4	336
Nasdaq, Inc.	13	878
Northern Trust Corp.	56	3,807
Raymond James Financial, Inc.	21	1,222
S&P Global, Inc.	7	886
SEI Investments Co.	143	6,522
State Street Corp. (b)	149	10,375
T Rowe Price Group, Inc.	266	17,689
TD Ameritrade Holding Corp.	245	8,634
Voya Financial, Inc.	168	4,842

		191,959

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

CHEMICALS — 2.0%
Air Products & Chemicals, Inc.	33	$4,961
Albemarle Corp.	11	940
Ashland Global Holdings, Inc.	12	1,391
Axalta Coating Systems, Ltd. (a)	12	339
Celanese Corp. Series A	26	1,731
CF Industries Holdings, Inc.	123	2,995
Dow Chemical Co.	338	17,519
E.I. du Pont de Nemours & Co.	158	10,581
Eastman Chemical Co.	51	3,452
Ecolab, Inc.	149	18,136
FMC Corp.	15	725
International Flavors & Fragrances, Inc.	75	10,723
LyondellBasell Industries NV Class A	541	43,637
Monsanto Co.	529	54,064
Mosaic Co.	145	3,547
PPG Industries, Inc.	256	26,460
Praxair, Inc.	153	18,487
Sherwin-Williams Co.	111	30,709
Valspar Corp.	70	7,425
WR Grace & Co.	6	443

		258,265

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Cintas Corp.	315	35,469
Republic Services, Inc.	908	45,808
Stericycle, Inc. (a)	9	721
Waste Connectins, Inc.	21	1,569
Waste Management, Inc.	801	51,072

		134,639

COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.	2,062	65,407
F5 Networks, Inc. (a)	74	9,223
Harris Corp.	22	2,015
Juniper Networks, Inc.	60	1,444
Motorola Solutions, Inc.	298	22,731

		100,820

CONSTRUCTION & ENGINEERING — 0.0% (c)
Fluor Corp.	56	2,874
Jacobs Engineering Group, Inc. (a)	34	1,758

		4,632

CONSTRUCTION MATERIALS — 0.0% (c)
Martin Marietta Materials, Inc.	6	1,075
Vulcan Materials Co.	7	796

		1,871

CONSUMER FINANCE — 0.5%
Ally Financial, Inc.	246	4,790
American Express Co.	239	15,306
Capital One Financial Corp.	297	21,333
Discover Financial Services	147	8,313
Navient Corp.	298	4,312
Synchrony Financial	238	6,664

		60,718

CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	87	6,768
Ball Corp.	21	1,721
Crown Holdings, Inc. (a)	24	1,370

International Paper Co.	146	7,005
Packaging Corp. of America	16	1,300
Sealed Air Corp.	20	916
WestRock Co.	116	5,624

		24,704

DISTRIBUTORS — 0.2%
Genuine Parts Co.	221	22,199
LKQ Corp. (a)	36	1,277

		23,476

DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc.	44	1,019

DIVERSIFIED FINANCIAL SERVICES — 0.8%
Berkshire Hathaway, Inc. Class B (a)	671	96,939
Leucadia National Corp.	127	2,418

		99,357

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	3,233	131,292
CenturyLink, Inc.	295	8,092
Frontier Communications Corp.	366	1,522
Level 3 Communications, Inc. (a)	60	2,783
SBA Communications Corp. Class A (a)	80	8,973
Verizon Communications, Inc.	2,107	109,522

		262,184

ELECTRIC UTILITIES — 2.5%
Alliant Energy Corp.	34	1,303
American Electric Power Co., Inc.	247	15,860
Duke Energy Corp.	865	69,235
Edison International	88	6,358
Entergy Corp.	75	5,755
Eversource Energy	211	11,432
Exelon Corp.	352	11,718
FirstEnergy Corp.	165	5,458
NextEra Energy, Inc.	314	38,408
OGE Energy Corp.	31	980
PG&E Corp.	534	32,665
Pinnacle West Capital Corp.	20	1,520
PPL Corp.	155	5,358
Southern Co.	1,315	67,459
Westar Energy, Inc.	21	1,192
Xcel Energy, Inc.	1,060	43,608

		318,309

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	37	9,790
AMETEK, Inc.	28	1,338
Eaton Corp. PLC	136	8,937
Emerson Electric Co.	694	37,830
Rockwell Automation, Inc.	142	17,372
Sensata Technologies Holding NV (a)	17	659

		75,926

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	362	23,501
Arrow Electronics, Inc. (a)	61	3,902
Avnet, Inc.	106	4,352
CDW Corp.	30	1,372
Corning, Inc.	387	9,153

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Flex, Ltd. (a)	313	$4,263
FLIR Systems, Inc.	137	4,305
TE Connectivity, Ltd.	355	22,855
Trimble Navigation, Ltd. (a)	25	714

		74,417

ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes, Inc.	147	7,419
Core Laboratories NV	3	337
FMC Technologies, Inc. (a)	248	7,358
Halliburton Co.	238	10,681
Helmerich & Payne, Inc.	31	2,086
National Oilwell Varco, Inc.	258	9,479
Schlumberger, Ltd.	345	27,131
Weatherford International PLC (a)	343	1,928

		66,419

FOOD & STAPLES RETAILING — 1.9%
Costco Wholesale Corp.	525	80,068
CVS Health Corp.	397	35,329
Kroger Co.	389	11,545
Rite Aid Corp. (a)	566	4,353
Sysco Corp.	367	17,987
Wal-Mart Stores, Inc.	890	64,187
Walgreens Boots Alliance, Inc.	196	15,801
Whole Foods Market, Inc.	350	9,922

		239,192

FOOD PRODUCTS — 2.3%
Archer-Daniels-Midland Co.	340	14,338
Bunge, Ltd.	109	6,456
Campbell Soup Co.	565	30,905
ConAgra Foods, Inc.	255	12,013
General Mills, Inc.	1,028	65,669
Hershey Co.	437	41,777
Hormel Foods Corp.	282	10,696
Ingredion, Inc.	10	1,331
J.M. Smucker Co.	45	6,099
Kellogg Co.	460	35,636
Kraft Heinz Co.	74	6,624
McCormick & Co., Inc.	374	37,370
Mead Johnson Nutrition Co.	15	1,185
Mondelez International, Inc. Class A	318	13,960
Tyson Foods, Inc. Class A	86	6,422
WhiteWave Foods Co. (a)	16	871

		291,352

GAS UTILITIES — 0.0% (c)
Atmos Energy Corp.	16	1,192
UGI Corp.	31	1,402

		2,594

HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Abbott Laboratories	869	36,750
Baxter International, Inc.	554	26,370
Becton Dickinson and Co.	354	63,624
Boston Scientific Corp. (a)	143	3,403
C.R. Bard, Inc.	189	42,389
Cooper Cos., Inc.	6	1,076
Danaher Corp.	232	18,187
DENTSPLY SIRONA, Inc.	16	951

Edwards Lifesciences Corp. (a)	187	22,545
Hologic, Inc. (a)	22	854
IDEXX Laboratories, Inc. (a)	2	225
Intuitive Surgical, Inc. (a)	36	26,094
Medtronic PLC	606	52,358
ResMed, Inc.	237	15,355
St. Jude Medical, Inc.	27	2,154
Stryker Corp.	473	55,062
Varian Medical Systems, Inc. (a)	393	39,115
Zimmer Biomet Holdings, Inc.	133	17,293

		423,805

HEALTH CARE PROVIDERS & SERVICES — 3.2%
Aetna, Inc.	169	19,511
AmerisourceBergen Corp.	361	29,161
Anthem, Inc.	180	22,556
Cardinal Health, Inc.	378	29,371
Centene Corp. (a)	30	2,009
Cigna Corp.	183	23,848
DaVita, Inc. (a)	411	27,155
Envision Healthcare Holdings, Inc. (a)	30	668
Express Scripts Holding Co. (a)	432	30,469
HCA Holdings, Inc. (a)	81	6,126
Henry Schein, Inc. (a)	313	51,013
Humana, Inc.	72	12,736
Laboratory Corp. of America Holdings (a)	176	24,196
McKesson Corp.	105	17,509
MEDNAX, Inc. (a)	12	795
Patterson Cos., Inc.	357	16,401
Quest Diagnostics, Inc.	151	12,779
UnitedHealth Group, Inc.	560	78,400
Universal Health Services, Inc. Class B	14	1,725

		406,428

HEALTH CARE TECHNOLOGY — 0.0% (c)
Cerner Corp. (a)	24	1,482
IMS Health Holdings, Inc. (a)	10	313

		1,795

HOTELS, RESTAURANTS & LEISURE — 2.5%
Aramark	45	1,711
Carnival Corp.	63	3,076
Chipotle Mexican Grill, Inc. (a)	45	19,057
Darden Restaurants, Inc.	117	7,174
Domino’s Pizza, Inc.	2	304
Hilton Worldwide Holdings, Inc.	70	1,605
Las Vegas Sands Corp.	90	5,179
Marriott International, Inc. Class A	172	11,581
McDonald’s Corp.	1,276	147,199
MGM Resorts International (a)	59	1,536
Norwegian Cruise Line Holdings, Ltd. (a)	14	528
Royal Caribbean Cruises, Ltd.	28	2,099
Starbucks Corp.	2,037	110,283
Wyndham Worldwide Corp.	17	1,145
Wynn Resorts, Ltd.	12	1,169
Yum! Brands, Inc.	52	4,722

		318,368

HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc.	60	1,812
Garmin, Ltd.	16	770

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Harman International Industries, Inc.	10	$845
Leggett & Platt, Inc.	130	5,926
Lennar Corp. Class A	39	1,651
Mohawk Industries, Inc. (a)	8	1,603
Newell Brands, Inc.	29	1,527
PulteGroup, Inc.	130	2,605
Toll Brothers, Inc. (a)	33	985
Whirlpool Corp.	26	4,216

		21,940

HOUSEHOLD PRODUCTS — 2.0%
Church & Dwight Co., Inc.	854	40,924
Clorox Co.	279	34,925
Colgate-Palmolive Co.	555	41,148
Kimberly-Clark Corp.	253	31,913
Procter & Gamble Co.	1,178	105,726

		254,636

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	398	5,115
Calpine Corp. (a)	127	1,605
NRG Energy, Inc.	91	1,020

		7,740

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	779	137,283
General Electric Co.	1,643	48,666
Honeywell International, Inc.	688	80,214
Roper Technologies, Inc.	9	1,642

		267,805

INSURANCE — 3.8%
Aflac, Inc.	145	10,421
Alleghany Corp. (a)	35	18,376
Allstate Corp.	251	17,364
American International Group, Inc.	542	32,162
Aon PLC	104	11,699
Arch Capital Group, Ltd. (a)	528	41,849
Arthur J Gallagher & Co.	24	1,221
Assurant, Inc.	18	1,661
Axis Capital Holdings, Ltd.	453	24,612
Chubb, Ltd.	442	55,537
Cincinnati Financial Corp.	29	2,187
Everest Re Group, Ltd.	149	28,306
FNF Group	51	1,882
Hartford Financial Services Group, Inc.	158	6,766
Lincoln National Corp.	115	5,403
Loews Corp.	122	5,020
Markel Corp. (a)	15	13,932
Marsh & McLennan Cos., Inc.	844	56,759
MetLife, Inc.	494	21,948
Principal Financial Group, Inc.	95	4,893
Progressive Corp.	593	18,680
Prudential Financial, Inc.	184	15,024
RenaissanceRe Holdings, Ltd.	193	23,191
Torchmark Corp.	26	1,661
Travelers Cos., Inc.	297	34,021
Unum Group.	109	3,849
Willis Towers Watson PLC	12	1,593
WR Berkley Corp.	296	17,097

XL Group, Ltd.	137	4,607

		481,721

INTERNET & CATALOG RETAIL — 0.7%
Amazon.com, Inc. (a)	16	13,397
Expedia, Inc.	11	1,284
Liberty Interactive Corp. QVC Group Class A (a)	76	1,521
Netflix, Inc. (a)	24	2,365
Priceline Group, Inc. (a)	46	67,688
TripAdvisor, Inc. (a)	104	6,571

		92,826

INTERNET SOFTWARE & SERVICES — 2.9%
Akamai Technologies, Inc. (a)	15	795
Alphabet, Inc. Class A (a)	196	157,596
Alphabet, Inc. Class C (a)	177	137,580
eBay, Inc. (a)	697	22,931
Facebook, Inc. Class A (a)	238	30,528
LinkedIn Corp. Class A (a)	5	956
Twitter, Inc. (a)	20	461
VeriSign, Inc. (a)	8	626
Yahoo!, Inc. (a)	269	11,594
Zillow Group, Inc. Class C (a)	9	312

		363,379

IT SERVICES — 8.2%
Accenture PLC Class A	1,254	153,201
Alliance Data Systems Corp. (a)	8	1,716
Automatic Data Processing, Inc.	1,148	101,253
Broadridge Financial Solutions, Inc.	438	29,692
Cognizant Technology Solutions Corp. Class A (a)	77	3,674
Fidelity National Information Services, Inc.	360	27,731
Fiserv, Inc. (a)	427	42,474
FleetCor Technologies, Inc. (a)	6	1,042
Gartner, Inc. (a)	251	22,201
Global Payments, Inc.	10	768
International Business Machines Corp.	1,266	201,104
MasterCard, Inc. Class A	1,403	142,783
Paychex, Inc.	1,449	83,854
PayPal Holdings, Inc. (a)	132	5,408
Sabre Corp.	12	338
Total System Services, Inc.	18	849
Vantiv, Inc. Class A (a)	85	4,783
Visa, Inc. Class A	2,378	196,660
Western Union Co.	589	12,263
Xerox Corp.	545	5,521

		1,037,315

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	14	1,111
Mattel, Inc.	55	1,665
Polaris Industries, Inc.	83	6,428

		9,204

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	39	1,837
Illumina, Inc. (a)	5	908
Mettler-Toledo International, Inc. (a)	36	15,114
Quintiles Transnational Holdings, Inc. (a)	7	567

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Thermo Fisher Scientific, Inc.	157	$24,973
Waters Corp. (a)	155	24,566

		67,965

MACHINERY — 1.1%
AGCO Corp.	22	1,085
Caterpillar, Inc.	205	18,198
Cummins, Inc.	181	23,195
Deere & Co.	102	8,706
Dover Corp.	33	2,430
Flowserve Corp.	25	1,206
Fortive Corp.	120	6,108
Illinois Tool Works, Inc.	302	36,192
Ingersoll-Rand PLC	41	2,785
PACCAR, Inc.	107	6,289
Parker-Hannifin Corp.	37	4,645
Pentair PLC	25	1,606
Snap-on, Inc.	56	8,510
Stanley Black & Decker, Inc.	25	3,074
WABCO Holdings, Inc. (a)	58	6,585
Wabtec Corp.	92	7,512
Xylem, Inc.	22	1,154

		139,280

MEDIA — 2.5%
CBS Corp. Class B	418	22,881
Charter Communications, Inc. Class A (a)	125	33,746
Comcast Corp. Class A	744	49,357
Discovery Communications, Inc. Class A (a)	31	835
Discovery Communications, Inc. Class C (a)	57	1,500
DISH Network Corp. Class A (a)	30	1,643
Interpublic Group of Cos., Inc.	65	1,453
Liberty Broadband Corp. Class C (a)	2	143
Liberty Global PLC Class A (a)	45	1,538
Liberty Global PLC Series C (a)	73	2,412
Liberty Global PLC LiLAC Class C (a)	11	309
Liberty SiriusXM Group Class A (a)	69	2,345
Liberty SiriusXM Group Class C (a)	31	1,036
News Corp. Class A	137	1,915
Omnicom Group, Inc.	243	20,655
Scripps Networks Interactive, Inc. Class A	15	952
Sirius XM Holdings, Inc. (a)	171	713
TEGNA, Inc.	53	1,159
Time Warner, Inc.	247	19,664
Twenty-First Century Fox, Inc. Class A	279	6,757
Twenty-First Century Fox, Inc. Class B	56	1,385
Viacom, Inc. Class B	202	7,696
Walt Disney Co.	1,463	135,854

		315,948

METALS & MINING — 0.6%
Alcoa, Inc.	552	5,597
Freeport-McMoRan, Inc.	427	4,637
Newmont Mining Corp.	1,433	56,303
Nucor Corp.	93	4,599

		71,136

MULTI-UTILITIES — 1.3%
Ameren Corp.	51	2,508
CenterPoint Energy, Inc.	64	1,487
CMS Energy Corp.	48	2,016

Consolidated Edison, Inc.	852	64,156
Dominion Resources, Inc.	625	46,419
DTE Energy Co.	50	4,683
NiSource, Inc.	61	1,471
Public Service Enterprise Group, Inc.	143	5,987
SCANA Corp.	25	1,809
Sempra Energy	98	10,505
WEC Energy Group, Inc.	453	27,126

		168,167

MULTILINE RETAIL — 0.7%
Dollar General Corp.	414	28,976
Dollar Tree, Inc. (a)	114	8,998
Kohl’s Corp.	135	5,906
Macy’s, Inc.	206	7,632
Nordstrom, Inc.	168	8,716
Target Corp.	503	34,546

		94,774

OIL, GAS & CONSUMABLE FUELS — 4.0%
Anadarko Petroleum Corp.	138	8,744
Antero Resources Corp. (a)	35	943
Apache Corp.	115	7,345
Cabot Oil & Gas Corp.	37	955
Chevron Corp.	806	82,954
Cimarex Energy Co.	10	1,344
Concho Resources, Inc. (a)	18	2,472
ConocoPhillips	490	21,300
Continental Resources, Inc. (a)	10	520
Devon Energy Corp.	151	6,661
EOG Resources, Inc.	107	10,348
EQT Corp.	24	1,743
Exxon Mobil Corp.	1,868	163,039
Hess Corp.	107	5,737
HollyFrontier Corp.	131	3,209
Kinder Morgan, Inc.	548	12,675
Marathon Oil Corp.	505	7,984
Marathon Petroleum Corp.	407	16,520
Murphy Oil Corp.	73	2,219
Newfield Exploration Co. (a)	22	956
Noble Energy, Inc.	109	3,896
Occidental Petroleum Corp.	361	26,324
ONEOK, Inc.	32	1,644
Phillips 66	616	49,619
Pioneer Natural Resources Co.	17	3,156
Plains GP Holdings L.P. Class A	403	5,215
Range Resources Corp.	29	1,124
Southwestern Energy Co. (a)	194	2,685
Spectra Energy Corp.	119	5,087
Tesoro Corp.	77	6,126
Valero Energy Corp.	711	37,683
Williams Cos., Inc.	152	4,671

		504,898

PERSONAL PRODUCTS — 0.2%
Edgewell Personal Care Co. (a)	5	397
Estee Lauder Cos., Inc. Class A	228	20,192

		20,589

PHARMACEUTICALS — 5.1%
Allergan PLC (a)	68	15,661
Bristol-Myers Squibb Co.	607	32,730

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

Eli Lilly & Co.	1,333	$106,987
Endo International PLC (a)	102	2,055
Jazz Pharmaceuticals PLC (a)	3	365
Johnson & Johnson	2,694	318,242
Mallinckrodt PLC (a)	19	1,326
Merck & Co., Inc.	1,180	73,644
Mylan NV (a)	95	3,621
Perrigo Co. PLC	22	2,031
Pfizer, Inc.	2,397	81,186
Zoetis, Inc.	26	1,352

		639,200

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	2	273
Equifax, Inc.	126	16,957
IHS Markit, Ltd. (a)	49	1,840
ManpowerGroup, Inc.	27	1,951
Nielsen Holdings PLC	128	6,857
Robert Half International, Inc.	167	6,323
Verisk Analytics, Inc. (a)	60	4,877

		39,078

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.8%
Alexandria Real Estate Equities, Inc.	5	544
American Capital Agency Corp.	1,569	30,658
American Tower Corp. REIT	237	26,859
Annaly Capital Management, Inc.	4,878	51,219
AvalonBay Communities, Inc. REIT	301	53,530
Boston Properties, Inc. REIT	42	5,724
Brixmor Property Group, Inc.	25	695
Camden Property Trust	50	4,187
Crown Castle International Corp. REIT	484	45,598
Digital Realty Trust, Inc. REIT	108	10,489
Duke Realty Corp.	31	847
Equinix, Inc. REIT	3	1,081
Equity Residential REIT	437	28,112
Essex Property Trust, Inc. REIT	73	16,257
Extra Space Storage, Inc. REIT	51	4,050
Federal Realty Investment Trust REIT	163	25,091
General Growth Properties, Inc. REIT	358	9,881
HCP, Inc. REIT	111	4,212
Host Hotels & Resorts, Inc. REIT	198	3,083
Iron Mountain, Inc. REIT	16	601
Kimco Realty Corp. REIT	43	1,245
Liberty Property Trust REIT	18	726
Macerich Co.	274	22,158
Mid-America Apartment Communities, Inc.	7	658
Prologis, Inc. REIT.	89	4,765
Public Storage REIT	356	79,438
Realty Income Corp. REIT	473	31,658
Regency Centers Corp.	157	12,166
Simon Property Group, Inc. REIT	175	36,227
SL Green Realty Corp. REIT	14	1,513
UDR, Inc. REIT	618	22,242
Ventas, Inc. REIT	430	30,371
VEREIT, Inc.	125	1,296
Vornado Realty Trust REIT	57	5,769
Welltower, Inc. REIT	343	25,646
Weyerhaeuser Co.	79	2,523

		601,119

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	43	1,203
Jones Lang LaSalle, Inc.	51	5,804
Realogy Holdings Corp.	27	698

		7,705

ROAD & RAIL — 0.8%
CSX Corp.	272	8,296
JB Hunt Transport Services, Inc.	96	7,789
Kansas City Southern	12	1,120
Norfolk Southern Corp.	79	7,668
Union Pacific Corp.	818	79,780

		104,653

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Analog Devices, Inc.	30	1,934
Applied Materials, Inc.	198	5,970
Broadcom, Ltd.	23	3,968
Intel Corp.	5,325	201,019
KLA-Tencor Corp.	11	767
Lam Research Corp.	34	3,220
Linear Technology Corp.	251	14,882
Marvell Technology Group, Ltd.	134	1,778
Maxim Integrated Products, Inc.	23	918
Microchip Technology, Inc.	18	1,119
Micron Technology, Inc. (a)	821	14,597
NVIDIA Corp.	54	3,700
Qorvo, Inc. (a)	22	1,226
QUALCOMM, Inc.	1,398	95,763
Skyworks Solutions, Inc.	199	15,152
Texas Instruments, Inc.	1,008	70,741
Xilinx, Inc.	232	12,607

		449,361

SOFTWARE — 4.0%
Activision Blizzard, Inc.	49	2,171
Adobe Systems, Inc. (a)	211	22,902
ANSYS, Inc. (a)	234	21,671
Autodesk, Inc. (a)	8	579
CA, Inc.	56	1,852
Cadence Design Systems, Inc. (a)	420	10,723
CDK Global, Inc.	128	7,342
Citrix Systems, Inc. (a)	14	1,193
Electronic Arts, Inc. (a)	16	1,366
Fortinet, Inc. (a)	4	148
Intuit, Inc.	345	37,953
Microsoft Corp.	5,436	313,114
Nuance Communications, Inc. (a)	28	406
Oracle Corp.	1,038	40,773
Red Hat, Inc. (a)	8	647
salesforce.com, Inc. (a)	10	713
ServiceNow, Inc. (a)	1	79
Splunk, Inc. (a)	2	117
Symantec Corp.	208	5,221
Synopsys, Inc. (a)	644	38,221
VMware, Inc. Class A (a)	35	2,567

		509,758

SPECIALTY RETAIL — 4.5%
Advance Auto Parts, Inc.	70	10,438
AutoNation, Inc. (a)	26	1,267

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

AutoZone, Inc. (a)	51	$39,185
Bed Bath & Beyond, Inc.	227	9,786
Best Buy Co., Inc.	184	7,025
CarMax, Inc. (a)	52	2,774
Dick’s Sporting Goods, Inc.	108	6,126
Foot Locker, Inc.	191	12,935
Gap, Inc.	360	8,006
Home Depot, Inc.	1,375	176,935
L Brands, Inc.	124	8,776
Lowe’s Cos., Inc.	986	71,199
O’Reilly Automotive, Inc. (a)	137	38,375
Ross Stores, Inc.	598	38,451
Signet Jewelers, Ltd.	11	820
Staples, Inc.	539	4,608
Tiffany & Co.	124	9,006
TJX Cos., Inc.	1,359	101,626
Tractor Supply Co.	142	9,564
Ulta Salon Cosmetics & Fragrance, Inc. (a)	57	13,565

		570,467

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.7%
Apple, Inc.	3,324	375,778
Hewlett Packard Enterprise Co.	1,133	25,776
HP, Inc.	1,977	30,703
NetApp, Inc.	70	2,507
Seagate Technology PLC	474	18,273
Western Digital Corp.	154	9,004

		462,041

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Coach, Inc.	49	1,791
Hanesbrands, Inc.	34	859
lululemon athletica, Inc. (a)	110	6,708
Michael Kors Holdings, Ltd. (a)	234	10,949
NIKE, Inc. Class B	1,513	79,659
PVH Corp.	19	2,099
Ralph Lauren Corp.	66	6,675
Under Armour, Inc. Class A (a)	7	271
Under Armour, Inc. Class C (a)	7	237
VF Corp.	457	25,615

		134,863

THRIFTS & MORTGAGE FINANCE — 0.0% (c)
New York Community Bancorp, Inc.	120	1,708

TOBACCO — 0.8%
Altria Group, Inc.	794	50,205
Philip Morris International, Inc.	340	33,055
Reynolds American, Inc.	330	15,559

		98,819

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	300	12,534
United Rentals, Inc. (a)	27	2,119
W.W. Grainger, Inc.	62	13,940

		28,593

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	168	12,573

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Corp. (a)	448	2,970
T-Mobile US, Inc. (a)	74	3,458

		6,428

TOTAL COMMON STOCKS (Cost $12,251,938)		12,589,143

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (d) (e) (Cost $15,244)	15,244	15,244

TOTAL INVESTMENTS — 99.9% (Cost $12,267,182)		12,604,387
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		11,967

NET ASSETS — 100.0%		$12,616,354

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2016.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$284,667	$—	$—	$284,667
Air Freight & Logistics	128,210	—	—	128,210
Airlines	16,557	—	—	16,557
Auto Components.	45,586	—	—	45,586
Automobiles	60,235	—	—	60,235
Banks	522,019	—	—	522,019

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Beverages	$316,553	$—	$—	$316,553
Biotechnology	238,141	—	—	238,141
Building Products	9,237	—	—	9,237
Capital Markets	191,959	—	—	191,959
Chemicals	258,265	—	—	258,265
Commercial Services & Supplies	134,639	—	—	134,639
Communications Equipment	100,820	—	—	100,820
Construction & Engineering	4,632	—	—	4,632
Construction Materials	1,871	—	—	1,871
Consumer Finance	60,718	—	—	60,718
Containers & Packaging	24,704	—	—	24,704
Distributors	23,476	—	—	23,476
Diversified Consumer Services	1,019	—	—	1,019
Diversified Financial Services	99,357	—	—	99,357
Diversified Telecommunication Services	262,184	—	—	262,184
Electric Utilities	318,309	—	—	318,309
Electrical Equipment	75,926	—	—	75,926
Electronic Equipment, Instruments & Components	74,417	—	—	74,417
Energy Equipment & Services	66,419	—	—	66,419
Food & Staples Retailing	239,192	—	—	239,192
Food Products	291,352	—	—	291,352
Gas Utilities	2,594	—	—	2,594
Health Care Equipment & Supplies	423,805	—	—	423,805
Health Care Providers & Services	406,428	—	—	406,428
Health Care Technology	1,795	—	—	1,795
Hotels, Restaurants & Leisure	318,368	—	—	318,368
Household Durables	21,940	—	—	21,940
Household Products	254,636	—	—	254,636
Independent Power Producers & Energy Traders	7,740	—	—	7,740
Industrial Conglomerates	267,805	—	—	267,805
Insurance	481,721	—	—	481,721
Internet & Catalog Retail	92,826	—	—	92,826
Internet Software & Services	363,379	—	—	363,379
IT Services	1,037,315	—	—	1,037,315
Leisure Equipment & Products	9,204	—	—	9,204
Life Sciences Tools & Services	67,965	—	—	67,965
Machinery	139,280	—	—	139,280
Media	315,948	—	—	315,948
Metals & Mining	71,136	—	—	71,136
Multi-Utilities	168,167	—	—	168,167
Multiline Retail	94,774	—	—	94,774
Oil, Gas & Consumable Fuels	504,898	—	—	504,898
Personal Products	20,589	—	—	20,589
Pharmaceuticals	639,200	—	—	639,200
Professional Services	39,078	—	—	39,078
Real Estate Investment Trusts (REITs)	601,119	—	—	601,119
Real Estate Management & Development	7,705	—	—	7,705
Road & Rail	104,653	—	—	104,653
Semiconductors & Semiconductor Equipment	449,361	—	—	449,361
Software	509,758	—	—	509,758
Specialty Retail	570,467	—	—	570,467
Technology Hardware, Storage & Peripherals	462,041	—	—	462,041
Textiles, Apparel & Luxury Goods	134,863	—	—	134,863
Thrifts & Mortgage Finance	1,708	—	—	1,708
Tobacco	98,819	—	—	98,819
Trading Companies & Distributors	28,593	—	—	28,593
Water Utilities	12,573	—	—	12,573
Wireless Telecommunication Services	6,428	—	—	6,428
Short-Term Investment	15,244	—	—	15,244

TOTAL INVESTMENTS	$12,604,387	$—	$—	$12,604,387

See accompanying Notes to Schedule of Investments

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	73	$3,936	76	—	149	$10,375	$57	$—
State Street Institutional Liquid Reserves Fund, Premier Class	5,682	5,682	3,266,552	3,256,990	15,244	15,244	169	—

TOTAL		$9,618				$25,619	$226	$—

See accompanying Notes to Schedule of Investments

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.7%
BANKS — 33.4%
BB&T Corp. 5.63%	127,451	$3,397,844
BB&T Corp. 5.85%	157,601	4,056,650
BB&T Corp. Series E 5.63%	315,202	8,116,451
BB&T Corp. Series F 5.20%	123,340	3,147,637
BB&T Corp. Series G 5.20% (a)	137,044	3,576,848
Fifth Third Bancorp Series I 6.63%	123,340	3,766,804
HSBC Holdings PLC 8.13% (a)	309,507	8,365,974
HSBC Holdings PLC Series 2 8.00%	534,603	13,958,484
HSBC Holdings PLC Series A 6.20%	203,994	5,232,446
Huntington Bancshares, Inc. Series D 6.25% (a)	164,453	4,529,036
ING Groep NV	328,906	8,429,861
ING Groep NV 6.38%	286,423	7,369,664
ING Groep NV 7.20%	301,497	7,817,817
JPMorgan Chase & Co. Series AA 6.10%	183,079	4,963,272
JPMorgan Chase & Co. Series BB 6.15%	147,748	4,012,836
JPMorgan Chase & Co. Series O 5.50%	161,559	4,174,684
JPMorgan Chase & Co. Series P 5.45%	115,629	3,086,138
JPMorgan Chase & Co. Series T 6.70%	118,841	3,362,012
JPMorgan Chase & Co. Series W 6.30% (a)	113,059	3,144,171
JPMorgan Chase & Co. Series Y 6.13% (a)	183,721	4,977,002
KeyCorp Series C 8.63% (a)	95,931	2,505,718
PNC Financial Services Group, Inc. Series P 6.13%.	411,133	11,992,750
PNC Financial Services Group, Inc. Series Q 5.38%.	131,563	3,356,172
SunTrust Banks, Inc. Series E 5.88% (a)	123,340	3,263,576
US Bancorp Series B 3.50%	274,088	6,663,079
US Bancorp Series F 6.50%	301,497	9,081,090
US Bancorp Series G 6.00%	297,386	7,630,925
US Bancorp Series H 5.15% (a)	137,044	3,641,259
Wells Fargo & Co. 5.20%	73,040	1,844,260
Wells Fargo & Co. 5.85%	167,992	4,493,786
Wells Fargo & Co. 6.63%	81,804	2,436,123
Wells Fargo & Co. Series J 8.00%	209,417	5,656,353
Wells Fargo & Co. Series O 5.13%	63,301	1,590,121
Wells Fargo & Co. Series P 5.25%	60,867	1,552,108
Wells Fargo & Co. Series T 6.00% (a)	77,909	2,086,403
Wells Fargo & Co. Series V 6.00%	97,387	2,607,050
Wells Fargo & Co. Series W 5.70%	97,387	2,524,271
Wells Fargo & Co. Series X 5.50% (a)	111,994	2,888,325

		185,299,000

CAPITAL MARKETS — 13.1%
Ares Management L.P. Series A 7.00%	84,968	2,209,168
Bank of New York Mellon Corp. 5.20% (a)	159,656	4,125,511
Charles Schwab Corp. Series B 6.00%	132,933	3,502,785
Charles Schwab Corp. Series C 6.00% (a)	164,453	4,527,391
Charles Schwab Corp. Series D 5.95%	205,566	5,595,506
General Electric Co.	426,791	10,985,600
General Electric Co. 4.88%	173,361	4,543,792

Goldman Sachs Group, Inc. 6.50% (a)	157,601	4,029,858
KKR & Co. L.P. Series A 6.75% (a)	94,561	2,560,712
KKR Financial Holdings LLC 8.38%	70,920	1,809,878
Legg Mason, Inc. 5.45%	137,044	3,431,582
Legg Mason, Inc. 6.38%	68,522	1,824,056
Northern Trust Corp. Series C 5.85%	109,635	2,980,976
Raymond James Financial, Inc. 6.90% (a)	95,931	2,481,735
State Street Corp. 6.00% (b)	205,566	5,505,057
State Street Corp. Series C 5.25% (b)	137,044	3,491,881
State Street Corp. Series D 5.90% (b)	205,566	5,712,679
State Street Corp. Series G 5.35% (b)	137,044	3,674,150

		72,992,317

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Pitney Bowes, Inc. 6.70%	116,487	3,103,214

CONSUMER FINANCE — 3.9%
Capital One Financial Corp. Series B 6.00% (a)	239,828	6,180,367
Capital One Financial Corp. Series C 6.25%	137,044	3,694,706
Capital One Financial Corp. Series D 6.70% (a)	137,044	3,855,048
Capital One Financial Corp. Series F 6.20%	137,044	3,698,818
Capital One Financial Corp. Series G 5.20%	164,453	4,193,551

		21,622,490

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.6%
Qwest Corp. 6.13% (a)	212,319	5,403,519
Qwest Corp. 6.50%	267,797	6,922,552
Qwest Corp. 6.63%	112,324	2,939,519
Qwest Corp. 6.88% (a)	136,980	3,705,309
Qwest Corp. 7.00%	143,829	3,683,461
Qwest Corp. 7.00% (a)	109,584	2,877,676
Qwest Corp. 7.50% (a)	79,037	2,018,605
Verizon Communications, Inc. 5.90%	137,044	3,829,009

		31,379,650

ELECTRIC UTILITIES — 10.7%
BGE Capital Trust II 6.20% (a)	68,522	1,784,313
Duke Energy Corp. 5.13% (a)	137,044	3,598,775
Entergy Arkansas, Inc. 4.88%	112,376	2,802,657
Entergy Louisiana LLC 4.88%	74,004	1,845,660
Entergy Mississippi, Inc. 4.90%	71,263	1,781,575
FPL Group Capital Trust I 5.88% (a)	82,227	2,113,234
NextEra Energy Capital Holdings, Inc. Series H (a)	219,271	5,600,182
NextEra Energy Capital Holdings, Inc. Series G 5.70%	109,635	2,809,945
NextEra Energy Capital Holdings, Inc. Series I 5.13%	137,044	3,487,770
NextEra Energy Capital Holdings, Inc. Series K 5.25%	156,230	4,013,549
PPL Capital Funding, Inc. Series B 5.90%	123,340	3,248,775
SCE Trust I 5.63%	130,192	3,331,613
SCE Trust II 5.10%	109,635	2,790,211
SCE Trust III Series H 5.75%	75,374	2,270,265
SCE Trust IV Series J 5.38%	89,079	2,584,182

See accompanying Notes to Schedule of Investments

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

SCE Trust V Series K 5.45% (a)	82,227	$2,441,320
Southern Co. 5.25%	219,271	5,545,363
Southern Co. 6.25%	274,088	7,627,869

		59,677,258

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Tennessee Valley Authority Series D 3.55% (a)	74,938	1,949,887

INSURANCE — 16.2%
Aegon NV 6.38%	274,088	6,972,799
Aegon NV 6.50%	137,044	3,539,846
Aegon NV 8.00%	143,897	3,842,050
Aegon NV Series 1 4.00%	68,522	1,712,365
Aflac, Inc. 5.50%	137,044	3,628,925
Allstate Corp. 5.10%	137,044	3,742,672
Allstate Corp. 5.63%	78,801	2,103,987
Allstate Corp. Series C 6.75%	105,524	2,868,142
Allstate Corp. Series E 6.63%	204,881	5,564,568
Allstate Corp. Series F 6.25% (a)	68,522	1,876,818
Arch Capital Group, Ltd. Series C 6.75% (a)	89,079	2,282,204
Aspen Insurance Holdings, Ltd. 5.63%	68,522	1,787,739
Aspen Insurance Holdings, Ltd. 5.95% (a)	75,374	2,197,152
Aviva PLC 8.25% (a)	109,635	2,797,885
Axis Capital Holdings, Ltd. Series C 6.88%	109,635	2,808,849
Hartford Financial Services Group, Inc. 7.88% (a)	164,453	5,188,492
MetLife, Inc. Series A 4.00%	164,453	4,185,329
PartnerRe, Ltd. Series H 7.25%	80,540	2,419,422
Protective Life Corp. 6.25%	78,801	2,033,854
Prudential Financial, Inc. 5.70%	194,603	5,088,868
Prudential Financial, Inc. 5.75%	157,601	4,162,242
Prudential PLC 6.50% (a)	82,227	2,202,861
Prudential PLC 6.75%	68,522	1,791,850
Reinsurance Group of America, Inc. 5.75% (a)	109,635	3,189,282
Reinsurance Group of America, Inc. 6.20%	109,635	3,148,717
RenaissanceRe Holdings, Ltd. Series E 5.38% (a)	75,374	1,967,261
Torchmark Corp. 6.13% (a)	82,227	2,238,219
WR Berkley Corp. 5.63% (a)	95,931	2,484,613
WR Berkley Corp. 5.75%	79,486	2,057,098

		89,884,109

INTERNET SOFTWARE & SERVICES — 1.0%
eBay, Inc. 6.00%	205,566	5,579,061

MACHINERY — 1.0%
Stanley Black & Decker, Inc. 5.75%	205,566	5,299,491

MEDIA — 0.4%
Comcast Corp. 5.00%	78,801	2,103,987

MULTI-UTILITIES — 1.7%
Dominion Resources, Inc. Series A 5.25%	219,271	5,582,640
DTE Energy Co. 6.50%	76,744	1,962,344
DTE Energy Co. Series B 5.38%	82,227	2,119,812

		9,664,796

REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.7%
Digital Realty Trust, Inc. Series G 5.88% (a)	68,522	1,755,534
Digital Realty Trust, Inc. Series H 7.38%	100,042	2,750,154
Digital Realty Trust, Inc. Series I 6.35%	68,522	1,828,167
Government Properties Income Trust 5.88%	84,968	2,197,272
Hospitality Properties Trust Series D 7.13% (a)	79,486	2,016,560
Kimco Realty Corp. Series I 6.00%	109,635	2,836,257
National Retail Properties, Inc. Series D 6.63%	78,801	2,023,610

National Retail Properties, Inc. Series E 5.70%	78,801	2,020,458
PS Business Parks, Inc. Series T 6.00%	95,931	2,450,078
Public Storage Series B 5.40%	82,227	2,171,615
Public Storage Series D 4.95%	89,079	2,299,129
Public Storage Series S 5.90%	126,080	3,206,214
Public Storage Series U (a)	205,567	5,262,516
Public Storage Series V 5.38%	135,674	3,452,903
Public Storage Series W 5.20% (a)	137,044	3,513,808
Public Storage Series Y 6.38%	78,116	2,184,123
Public Storage Series Z 6.00% (a)	78,801	2,163,875
Realty Income Corp. Series F 6.63%	112,034	2,918,486
Regency Centers Corp. Series 6 6.63%	68,522	1,753,478
Senior Housing Properties Trust 5.63%	95,931	2,437,607
Senior Housing Properties Trust 6.25%	68,522	1,819,259
Ventas Realty L.P. / Ventas Capital Corp. 5.45%.	70,920	1,890,727
Vornado Realty Trust Series I 6.63%	74,004	1,907,083
Vornado Realty Trust Series K 5.70%	82,227	2,100,900
Vornado Realty Trust Series L 5.40%	82,227	2,095,144
Wells Fargo Real Estate Investment Corp. Series A 6.38%	75,374	1,998,165
Welltower, Inc. Series J 6.50%	78,801	2,048,826

		65,101,948

TOTAL PREFERRED STOCKS (Cost $542,651,950)		553,657,208

SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	1,432,604	1,432,604
State Street Navigator Securities Lending Prime Portfolio (d) (e)	17,133,021	17,133,021

TOTAL SHORT-TERM INVESTMENTS (Cost $18,565,625)		18,565,625

TOTAL INVESTMENTS — 103.0% (Cost $561,217,575)		572,222,833
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(16,754,811)

NET ASSETS — 100.0%		$555,468,022

See accompanying Notes to Schedule of Investments

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash Collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks
Banks	$185,299,000	$—	$—	$185,299,000
Capital Markets	72,992,317	—	—	72,992,317
Commercial Services & Supplies	3,103,214	—	—	3,103,214
Consumer Finance	21,622,490	—	—	21,622,490
Diversified Telecommunication Services	31,379,650	—	—	31,379,650
Electric Utilities	59,677,258	—	—	59,677,258
Independent Power Producers & Energy Traders	1,949,887	—	—	1,949,887
Insurance	89,884,109	—	—	89,884,109
Internet Software & Services	5,579,061	—	—	5,579,061
Machinery	5,299,491	—	—	5,299,491
Media	2,103,987	—	—	2,103,987
Multi-Utilities	9,664,796	—	—	9,664,796
Real Estate Investment Trusts (REITs)	65,101,948	—	—	65,101,948
Short-Term Investments	18,565,625	—	—	18,565,625

TOTAL INVESTMENTS	$572,222,833	$—	$—	$572,222,833

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	697,843	$19,166,207	119,750	132,373	685,220	$18,383,767	$253,742	$148,027
State Street Institutional Liquid Reserves Fund, Premier Class	1,192,051	1,192,051	37,130,142	36,889,589	1,432,604	1,432,604	2,951	—
State Street Navigator Securities Lending Prime Portfolio	31,379,715	31,379,715	34,788,729	49,035,423	17,133,021	17,133,021	100,086	—

TOTAL		$51,737,973				$36,949,392	$356,779	$148,027

See accompanying Notes to Schedule of Investments

SPDR FactSet Innovative Technology ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 1.2%
NetScout Systems, Inc. (a)	5,293	$154,820

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Arrow Electronics, Inc. (a)	2,904	185,769
Avnet, Inc.	3,630	149,048

		334,817

HEALTH CARE TECHNOLOGY — 8.4%
Allscripts Healthcare Solutions, Inc. (a)	10,594	139,523
Cerner Corp. (a)	2,651	163,699
Computer Programs & Systems, Inc.	3,183	82,949
Inovalon Holdings, Inc. Class A (a)	8,916	131,154
Medidata Solutions, Inc. (a)	3,391	189,082
Quality Systems, Inc.	10,102	114,355
Veeva Systems, Inc. Class A (a)	5,616	231,829

		1,052,591

HOUSEHOLD DURABLES — 1.1%
GoPro, Inc. Class A (a)	8,024	133,840

INTERNET & CATALOG RETAIL — 3.1%
Groupon, Inc. (a)	49,675	255,826
Netflix, Inc. (a)	1,326	130,678

		386,504

INTERNET SOFTWARE & SERVICES — 38.0%
58.com, Inc. ADR (a)	2,272	108,284
Alphabet, Inc. Class A (a)	216	173,677
Angie’s List, Inc. (a)	17,405	172,484
Autohome, Inc. ADR (a)	4,257	103,232
Baidu, Inc. ADR (a)	820	149,297
Bankrate, Inc. (a)	11,452	97,113
Bitauto Holdings, Ltd. ADR (a)	5,441	158,224
Cvent, Inc. (a)	4,573	145,010
Facebook, Inc. Class A (a)	1,499	192,277
Fang Holdings, Ltd. ADR (a)	21,763	97,716
GrubHub, Inc. (a)	6,678	287,087
IAC/InterActiveCorp	2,601	162,484
LinkedIn Corp. Class A (a)	693	132,446
LogMeIn, Inc.	2,369	214,134
Momo, Inc. ADR (a)	9,998	224,955
Monster Worldwide, Inc. (a)	27,405	98,932
Pandora Media, Inc. (a)	11,082	158,805
SINA Corp. (a)	3,360	248,069
Sohucom, Inc. (a)	2,694	119,209
Twitter, Inc. (a)	6,806	156,878
WebMD Health Corp. (a)	3,383	168,135
Weibo Corp. ADR (a)	8,099	406,084
Yahoo!, Inc. (a)	4,749	204,682
Yandex NV Class A (a)	10,214	215,005
Yelp, Inc. (a)	5,759	240,150
YY, Inc. ADR (a)	2,413	128,565
Zillow Group, Inc. Class C (a)	6,358	220,305

		4,783,239

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.2%
Ambarella, Inc. (a)	2,718	200,072
Cavium, Inc. (a)	2,470	143,754
Marvell Technology Group, Ltd.	18,269	242,430

MaxLinear, Inc. Class A (a)	10,356	209,916
NVIDIA Corp.	4,869	333,624
Qorvo, Inc. (a)	3,031	168,948
QUALCOMM, Inc.	3,299	225,981
Silicon Motion Technology Corp. ADR	4,983	258,070

		1,782,795

SOFTWARE — 27.8%
CA, Inc.	5,545	183,429
Callidus Software, Inc. (a)	7,983	146,488
CDK Global, Inc.	3,419	196,114
Check Point Software Technologies, Ltd. (a)	1,941	150,641
Citrix Systems, Inc. (a)	2,094	178,451
CyberArk Software, Ltd. (a)	3,443	170,669
FireEye, Inc. (a)	7,261	106,955
HubSpot, Inc. (a)	2,834	163,295
Intuit, Inc.	1,637	180,086
MicroStrategy, Inc. Class A (a)	893	149,524
Proofpoint, Inc. (a)	2,407	180,164
Qualys, Inc. (a)	4,843	184,954
RealPage, Inc. (a)	6,896	177,227
Rubicon Project, Inc. (a)	9,651	79,910
salesforce.com, Inc. (a)	2,031	144,871
Splunk, Inc. (a)	2,915	171,052
Tableau Software, Inc. Class A (a)	1,742	96,280
TiVo Corp. (a)	14,475	281,973
VASCO Data Security International, Inc. (a)	9,270	163,245
VMware, Inc. Class A (a)	2,752	201,859
Zendesk, Inc. (a)	6,160	189,174

		3,496,361

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.2%
Cray, Inc. (a)	4,952	116,570
Super Micro Computer, Inc. (a)	7,011	163,847

		280,417

THRIFTS & MORTGAGE FINANCE — 1.3%
LendingTree, Inc. (a)	1,640	158,933

TOTAL COMMON STOCKS (Cost $11,357,633)		12,564,317

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d) (Cost $44)	44	44

TOTAL INVESTMENTS — 99.9% (Cost $11,357,677)		12,564,361
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		8,973

NET ASSETS — 100.0%		$12,573,334

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2016.

ADR = American Depositary Receipt

See accompanying Notes to Schedule of Investments

SPDR FactSet Innovative Technology ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Communications Equipment	$154,820	$—	$—	$154,820
Electronic Equipment, Instruments & Components	334,817	—	—	334,817
Health Care Technology	1,052,591	—	—	1,052,591
Household Durables	133,840	—	—	133,840
Internet & Catalog Retail	386,504	—	—	386,504
Internet Software & Services	4,783,239	—	—	4,783,239
Semiconductors & Semiconductor Equipment	1,782,795	—	—	1,782,795
Software	3,496,361	—	—	3,496,361
Technology Hardware, Storage & Peripherals	280,417	—	—	280,417
Thrifts & Mortgage Finance	158,933	—	—	158,933
Short-Term Investment	44	—	—	44

TOTAL INVESTMENTS	$12,564,361	$—	$—	$12,564,361

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1	$1	105,870	105,827	44	$44	$10	$—

TOTAL		$1				$44	$10	$—

See accompanying Notes to Schedule of Investments

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
Hexcel Corp.	8,500	$376,550
Northrop Grumman Corp.	16,661	3,564,621
Spirit AeroSystems Holdings, Inc. Class A (a)	12,000	534,480
Textron, Inc.	25,243	1,003,409

		5,479,060

AIR FREIGHT & LOGISTICS — 2.5%
United Parcel Service, Inc. Class B	64,190	7,019,818

AIRLINES — 1.2%
Alaska Air Group, Inc.	11,291	743,625
Hawaiian Holdings, Inc. (a)	4,800	233,280
Southwest Airlines Co.	58,932	2,291,866

		3,268,771

BANKS — 3.9%
Bank of Hawaii Corp.	3,886	282,201
BankUnited, Inc.	8,992	271,558
Cathay General Bancorp	6,700	206,226
Comerica, Inc.	15,947	754,612
Commerce Bancshares, Inc.	8,687	427,922
East West Bancorp, Inc.	13,094	480,681
Fulton Financial Corp.	15,800	229,416
Investors Bancorp, Inc.	28,600	343,486
Signature Bank (a)	4,530	536,579
Umpqua Holdings Corp.	20,100	302,505
US Bancorp	160,087	6,866,131

		10,701,317

BEVERAGES — 5.2%
PepsiCo, Inc.	133,073	14,474,350

BIOTECHNOLOGY — 7.9%
Alexion Pharmaceuticals, Inc. (a)	20,700	2,536,578
Amgen, Inc.	69,655	11,619,151
Biogen, Inc. (a)	20,300	6,354,509
Ionis Pharmaceuticals, Inc. (a)	11,000	403,040
Seattle Genetics, Inc. (a)	12,700	685,927
TESARO, Inc. (a)	2,700	270,648

		21,869,853

BUILDING PRODUCTS — 0.1%
USG Corp. (a)	11,900	307,615

CAPITAL MARKETS — 1.7%
CBOE Holdings, Inc.	7,414	480,798
Franklin Resources, Inc.	33,226	1,181,849
S&P Global, Inc.	24,500	3,100,720

		4,763,367

CHEMICALS — 2.4%
E.I. du Pont de Nemours & Co.	80,800	5,411,176
HB Fuller Co.	4,600	213,762
International Flavors & Fragrances, Inc.	7,470	1,067,986

		6,692,924

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Deluxe Corp.	4,400	294,008
Rollins, Inc.	8,576	251,105

		545,113

COMMUNICATIONS EQUIPMENT — 0.2%
CommScope Holding Co., Inc. (a)	13,600	409,496

CONSTRUCTION & ENGINEERING — 0.1%
Dycom Industries, Inc. (a)	2,700	220,806

CONSTRUCTION MATERIALS — 0.4%
Martin Marietta Materials, Inc.	5,800	1,038,838

CONSUMER FINANCE — 3.0%
American Express Co.	88,205	5,648,648
Discover Financial Services	37,903	2,143,415
Navient Corp.	30,140	436,126

		8,228,189

CONTAINERS & PACKAGING — 0.4%
Avery Dennison Corp.	8,160	634,766
Bemis Co., Inc.	8,590	438,176

		1,072,942

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
CenturyLink, Inc.	50,898	1,396,132
Frontier Communications Corp.	106,920	444,787
Level 3 Communications, Inc. (a)	33,275	1,543,295
SBA Communications Corp. Class A (a)	11,586	1,299,486
Zayo Group Holdings, Inc. (a)	9,890	293,832

		4,977,532

ELECTRIC UTILITIES — 2.5%
American Electric Power Co., Inc.	45,800	2,940,818
Entergy Corp.	16,691	1,280,700
Great Plains Energy, Inc.	14,200	387,518
Hawaiian Electric Industries, Inc.	9,808	292,769
ITC Holdings Corp.	13,767	639,890
Pinnacle West Capital Corp.	10,138	770,387
PNM Resources, Inc.	7,300	238,856
Portland General Electric Co.	8,100	344,979

		6,895,917

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Avnet, Inc.	11,701	480,443
CDW Corp.	15,453	706,666
Universal Display Corp. (a)	3,800	210,938

		1,398,047

ENERGY EQUIPMENT & SERVICES — 0.5%
National Oilwell Varco, Inc.	35,275	1,296,003
RPC, Inc. (a)	6,106	102,581

		1,398,584

FOOD & STAPLES RETAILING — 4.1%
CVS Health Corp.	99,447	8,849,789
Kroger Co.	87,400	2,594,032

		11,443,821

FOOD PRODUCTS — 0.5%
Flowers Foods, Inc.	16,500	249,480
McCormick & Co., Inc.	10,624	1,061,550

		1,311,030

GAS UTILITIES — 0.3%
National Fuel Gas Co.	7,300	394,711
New Jersey Resources Corp.	7,800	256,308
South Jersey Industries, Inc.	7,300	215,715

		866,734

See accompanying Notes to Schedule of Investments

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Alere, Inc. (a)	8,110	$350,676
Cooper Cos., Inc.	4,400	788,744
Edwards Lifesciences Corp. (a)	19,400	2,338,864
Hologic, Inc. (a)	25,500	990,165
Integra LifeSciences Holdings Corp. (a)	2,700	222,885

		4,691,334

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Aetna, Inc.	32,323	3,731,690
Brookdale Senior Living, Inc. (a)	16,800	293,160
Cardinal Health, Inc.	30,000	2,331,000
Centene Corp. (a)	15,528	1,039,755
HealthSouth Corp.	8,003	324,682
Molina Healthcare, Inc. (a)	3,900	227,448
Patterson Cos., Inc.	7,700	353,738

		8,301,473

HOTELS, RESTAURANTS & LEISURE — 2.9%
Brinker International, Inc.	5,100	257,193
Buffalo Wild Wings, Inc. (a)	1,700	239,258
Hyatt Hotels Corp. Class A (a)	2,200	108,284
Interval Leisure Group, Inc.	10,100	173,417
Starbucks Corp.	132,400	7,168,136

		7,946,288

HOUSEHOLD DURABLES — 0.1%
Tupperware Brands Corp.	4,600	300,702

HOUSEHOLD PRODUCTS — 0.6%
Clorox Co.	11,931	1,493,523
Energizer Holdings, Inc.	5,600	279,776

		1,773,299

INDUSTRIAL CONGLOMERATES — 3.6%
3M Co.	56,300	9,921,749

INSURANCE — 2.5%
Assurant, Inc.	5,669	522,965
Hartford Financial Services Group, Inc.	36,700	1,571,494
Principal Financial Group, Inc.	27,001	1,390,821
Prudential Financial, Inc.	40,821	3,333,035

		6,818,315

INTERNET & CATALOG RETAIL — 0.7%
Expedia, Inc.	11,000	1,283,920
HSN, Inc.	2,754	109,609
TripAdvisor, Inc. (a)	10,497	663,201

		2,056,730

INTERNET SOFTWARE & SERVICES — 0.8%
GoDaddy, Inc. Class A (a)	4,614	159,322
GrubHub, Inc. (a)	7,400	318,126
Match Group, Inc. (a)	3,500	62,265
Pandora Media, Inc. (a)	20,815	298,279
Twitter, Inc. (a)	52,300	1,205,515
Yelp, Inc. (a)	5,909	246,405

		2,289,912

IT SERVICES — 6.1%
Alliance Data Systems Corp. (a)	5,289	1,134,649
Booz Allen Hamilton Holding Corp.	11,700	369,837
Convergys Corp.	8,700	264,654
Gartner, Inc. (a)	7,258	641,970

Jack Henry & Associates, Inc.	7,183	614,506
Leidos Holdings, Inc.	5,900	255,352
MasterCard, Inc. Class A	89,327	9,090,809
MAXIMUS, Inc.	5,900	333,704
Paychex, Inc.	30,095	1,741,598
Science Applications International Corp.	3,900	270,543
Square, Inc. Class A (a)	9,000	104,940
Vantiv, Inc. Class A (a)	14,197	798,865
WEX, Inc. (a)	3,456	373,559
Xerox Corp.	87,032	881,634

		16,876,620

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Charles River Laboratories International, Inc. (a)	4,300	358,362

MACHINERY — 2.1%
Illinois Tool Works, Inc.	33,194	3,977,969
Ingersoll-Rand PLC	24,000	1,630,560
ITT, Inc.	8,103	290,411

		5,898,940

MEDIA — 0.4%
Meredith Corp.	3,400	176,766
Scripps Networks Interactive, Inc. Class A	7,400	469,826
TEGNA, Inc.	19,900	435,014

		1,081,606

METALS & MINING — 0.4%
Alcoa, Inc.	118,058	1,197,108

MULTI-UTILITIES — 1.0%
NorthWestern Corp.	4,400	253,132
Sempra Energy	23,055	2,471,265

		2,724,397

MULTILINE RETAIL — 2.2%
Big Lots, Inc.	4,000	191,000
JC Penney Co., Inc. (a)	27,600	254,472
Kohl’s Corp.	16,500	721,875
Macy’s, Inc.	28,252	1,046,737
Target Corp.	54,500	3,743,060

		5,957,144

OIL, GAS & CONSUMABLE FUELS — 4.7%
EnLink Midstream LLC	5,400	90,450
EQT Corp.	16,139	1,172,014
Occidental Petroleum Corp.	70,484	5,139,693
Phillips 66	46,566	3,750,892
Spectra Energy Corp.	64,536	2,758,914

		12,911,963

PERSONAL PRODUCTS — 0.7%
Estee Lauder Cos., Inc. Class A	20,347	1,801,930

PHARMACEUTICALS — 7.4%
Mylan NV (a)	38,609	1,471,775
Pfizer, Inc.	562,451	19,050,215

		20,521,990

PROFESSIONAL SERVICES — 1.1%
Dun & Bradstreet Corp.	3,299	450,709
ManpowerGroup, Inc.	6,568	474,604
Nielsen Holdings PLC	33,095	1,772,899
Robert Half International, Inc.	11,716	443,568

		3,141,780

See accompanying Notes to Schedule of Investments

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Realogy Holdings Corp.	13,337	$344,895

ROAD & RAIL — 0.1%
Landstar System, Inc.	3,886	264,559

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Lam Research Corp.	14,900	1,411,179
Texas Instruments, Inc.	93,046	6,529,968

		7,941,147

SOFTWARE — 5.1%
ANSYS, Inc. (a)	8,017	742,454
CA, Inc.	29,039	960,610
Electronic Arts, Inc. (a)	27,026	2,308,021
Ellie Mae, Inc. (a)	2,600	273,780
Intuit, Inc.	22,571	2,483,036
salesforce.com, Inc. (a)	59,500	4,244,135
Symantec Corp.	57,300	1,438,230
Take-Two Interactive Software, Inc. (a)	7,600	342,608
Workday, Inc. Class A (a)	10,758	986,401
Zendesk, Inc. (a)	6,900	211,899
Zynga, Inc. Class A (a)	67,200	195,552

		14,186,726

SPECIALTY RETAIL — 4.8%
American Eagle Outfitters, Inc.	15,100	269,686
Best Buy Co., Inc.	25,414	970,306
Gap, Inc.	20,408	453,874
L Brands, Inc.	22,557	1,596,359
Ross Stores, Inc.	36,200	2,327,660
Sally Beauty Holdings, Inc. (a)	13,400	344,112
Tiffany & Co.	11,524	836,988
TJX Cos., Inc.	60,818	4,547,970
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,386	1,281,760
Urban Outfitters, Inc. (a)	7,600	262,352
Williams-Sonoma, Inc.	7,458	380,955

		13,272,022

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
NCR Corp. (a)	11,300	363,747

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter’s, Inc.	4,536	393,316
Coach, Inc.	25,553	934,218

Kate Spade & Co. (a)	11,700	200,421
lululemon athletica, Inc. (a)	8,863	540,466

		2,068,421

THRIFTS & MORTGAGE FINANCE — 0.2%
MGIC Investment Corp. (a)	31,668	253,344
TFS Financial Corp.	5,093	90,706
Washington Federal, Inc.	8,300	221,444

		565,494

TOBACCO — 1.3%
Reynolds American, Inc.	76,700	3,616,405

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Air Lease Corp.	8,800	251,504
WESCO International, Inc. (a)	3,786	232,801

		484,305

WATER UTILITIES — 0.6%
American Water Works Co., Inc.	16,577	1,240,623
Aqua America, Inc.	16,200	493,776

		1,734,399

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	8,533	231,927

TOTAL COMMON STOCKS (Cost $267,411,059)		276,029,813

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $419,712)	419,712	419,712

TOTAL INVESTMENTS — 99.9% (Cost $267,830,771)		276,449,525
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		184,588

NET ASSETS — 100.0%		$276,634,113

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$5,479,060	$—	$—	$5,479,060
Air Freight & Logistics	7,019,818	—	—	7,019,818
Airlines	3,268,771	—	—	3,268,771
Banks	10,701,317	—	—	10,701,317
Beverages	14,474,350	—	—	14,474,350

See accompanying Notes to Schedule of Investments

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Biotechnology	$21,869,853	$—	$—	$21,869,853
Building Products	307,615	—	—	307,615
Capital Markets	4,763,367	—	—	4,763,367
Chemicals	6,692,924	—	—	6,692,924
Commercial Services & Supplies	545,113	—	—	545,113
Communications Equipment	409,496	—	—	409,496
Construction & Engineering	220,806	—	—	220,806
Construction Materials	1,038,838	—	—	1,038,838
Consumer Finance	8,228,189	—	—	8,228,189
Containers & Packaging	1,072,942	—	—	1,072,942
Diversified Telecommunication Services	4,977,532	—	—	4,977,532
Electric Utilities	6,895,917	—	—	6,895,917
Electronic Equipment, Instruments & Components	1,398,047	—	—	1,398,047
Energy Equipment & Services	1,398,584	—	—	1,398,584
Food & Staples Retailing	11,443,821	—	—	11,443,821
Food Products	1,311,030	—	—	1,311,030
Gas Utilities	866,734	—	—	866,734
Health Care Equipment & Supplies	4,691,334	—	—	4,691,334
Health Care Providers & Services	8,301,473	—	—	8,301,473
Hotels, Restaurants & Leisure	7,946,288	—	—	7,946,288
Household Durables	300,702	—	—	300,702
Household Products	1,773,299	—	—	1,773,299
Industrial Conglomerates	9,921,749	—	—	9,921,749
Insurance	6,818,315	—	—	6,818,315
Internet & Catalog Retail	2,056,730	—	—	2,056,730
Internet Software & Services	2,289,912	—	—	2,289,912
IT Services	16,876,620	—	—	16,876,620
Life Sciences Tools & Services	358,362	—	—	358,362
Machinery	5,898,940	—	—	5,898,940
Media	1,081,606	—	—	1,081,606
Metals & Mining	1,197,108	—	—	1,197,108
Multi-Utilities	2,724,397	—	—	2,724,397
Multiline Retail	5,957,144	—	—	5,957,144
Oil, Gas & Consumable Fuels	12,911,963	—	—	12,911,963
Personal Products	1,801,930	—	—	1,801,930
Pharmaceuticals	20,521,990	—	—	20,521,990
Professional Services	3,141,780	—	—	3,141,780
Real Estate Management & Development	344,895	—	—	344,895
Road & Rail	264,559	—	—	264,559
Semiconductors & Semiconductor Equipment	7,941,147	—	—	7,941,147
Software	14,186,726	—	—	14,186,726
Specialty Retail	13,272,022	—	—	13,272,022
Technology Hardware, Storage & Peripherals	363,747	—	—	363,747
Textiles, Apparel & Luxury Goods	2,068,421	—	—	2,068,421
Thrifts & Mortgage Finance	565,494	—	—	565,494
Tobacco	3,616,405	—	—	3,616,405
Trading Companies & Distributors	484,305	—	—	484,305
Water Utilities	1,734,399	—	—	1,734,399
Wireless Telecommunication Services	231,927	—	—	231,927
Short-Term Investment	419,712	—	—	419,712

TOTAL INVESTMENTS	$276,449,525	$—	$—	$276,449,525

See accompanying Notes to Schedule of Investments

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	239,295	$239,295	2,907,730	2,727,313	419,712	$419,712	$339	$—

TOTAL		$239,295				$419,712	$339	$—

See accompanying Notes to Schedule of Investments

SPDR Barclays 1-3 Month T-Bill ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS (a) — 99.9%
U.S. Treasury Bill:
0.06%, 12/15/2016	$173,047,000	$172,976,696
0.10%, 12/8/2016	209,758,000	209,682,720
0.15%, 11/3/2016	159,942,000	159,912,678
0.15%, 11/10/2016	204,514,000	204,467,410
0.15%, 11/17/2016	173,047,000	173,006,336
0.15%, 11/25/2016	173,047,000	172,999,419
0.16%, 12/1/2016	173,047,000	172,994,217
0.17%, 12/22/2016	173,047,000	172,950,424
0.24%, 12/29/2016	173,047,000	172,927,215

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,611,936,598)		1,611,917,115

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $2,283,792)	2,283,792	$2,283,792

TOTAL INVESTMENTS — 100.0% (Cost $1,614,220,390)		1,614,200,907
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(75,454)

NET ASSETS — 100.0%		$1,614,125,453

(a)	Rate shown is the discount rate at time of purchase, not a Coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,611,917,115	$—	$1,611,917,115
Short-Term Investment	2,283,792	—	—	2,283,792

TOTAL INVESTMENTS	$2,283,792	$1,611,917,115	$—	$1,614,200,907

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	2,358,376	$2,358,376	1,734,296	1,808,880	2,283,792	$2,283,792	$2,682	$—

TOTAL		$2,358,376				$2,283,792	$2,682	$—

See accompanying Notes to Schedule of Investments

SPDR Barclays TIPS ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds:
0.63%, 2/15/2043	$15,152,335	$15,199,761
0.75%, 2/15/2042	15,386,030	15,881,307
0.75%, 2/15/2045	14,682,317	15,164,044
1.38%, 2/15/2044	14,748,359	17,525,180
1.75%, 1/15/2028	11,219,036	13,140,296
2.00%, 1/15/2026	15,147,287	17,795,638
2.13%, 2/15/2040	10,361,322	13,814,543
2.13%, 2/15/2041	16,465,014	22,153,183
2.38%, 1/15/2025	22,012,357	26,232,566
2.38%, 1/15/2027	12,286,214	15,079,362
2.50%, 1/15/2029	9,907,610	12,581,080
3.38%, 4/15/2032	4,305,023	6,316,933
3.63%, 4/15/2028	15,597,926	21,551,967
3.88%, 4/15/2029	17,789,229	25,647,087
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2018	32,515,324	32,875,918
0.13%, 4/15/2019	32,076,008	32,642,470
0.13%, 4/15/2020	32,137,502	32,780,252
0.13%, 4/15/2021	19,635,085	20,055,472
0.13%, 1/15/2022	27,418,315	28,000,954
0.13%, 7/15/2022	26,800,959	27,445,790
0.13%, 1/15/2023	26,700,769	27,142,933
0.13%, 7/15/2024	25,959,192	26,348,580
0.13%, 7/15/2026	15,471,540	15,648,070
0.25%, 1/15/2025	26,021,350	26,509,250
0.38%, 7/15/2023	26,483,448	27,455,920
0.38%, 7/15/2025	25,989,898	26,846,785
0.63%, 7/15/2021	23,905,137	25,107,805
0.63%, 1/15/2024	26,413,792	27,726,293

0.63%, 1/15/2026	26,840,603	28,237,119
1.00%, 2/15/2046	9,563,643	10,587,240
1.13%, 1/15/2021	25,204,659	26,827,335
1.25%, 7/15/2020	22,319,483	23,853,947
1.38%, 7/15/2018	10,438,231	10,883,526
1.38%, 1/15/2020	13,189,312	14,015,755
1.63%, 1/15/2018	11,655,334	12,017,698
1.88%, 7/15/2019	10,694,454	11,488,196
2.13%, 1/15/2019	10,333,108	11,006,413

TOTAL U.S. TREASURY OBLIGATIONS (Cost $738,869,180)		763,586,668

	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $156,241)	156,241	156,241

TOTAL INVESTMENTS — 99.7% (Cost $739,025,421)		763,742,909
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		2,194,693

NET ASSETS — 100.0%		$765,937,602

(a)	Amount shown represents less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$763,586,668	$—	$763,586,668
Short-Term Investment	156,241	—	—	156,241

TOTAL INVESTMENTS	$156,241	$763,586,668	$—	$763,742,909

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	37,009	$37,009	11,389,985	11,270,753	156,241	$156,241	$1,377	$—

TOTAL		$37,009				$156,241	$1,377	$—

See accompanying Notes to Schedule of Investments

SPDR Barclays 0-5 Year TIPS ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2017	$286,720	$287,617
0.13%, 4/15/2018	314,204	317,689
0.13%, 4/15/2019	312,021	317,531
0.13%, 4/15/2020	295,763	301,679
0.13%, 4/15/2021	190,288	194,362
0.63%, 7/15/2021	231,708	243,366
1.13%, 1/15/2021	245,113	260,894
1.25%, 7/15/2020	217,060	231,983
1.38%, 7/15/2018	101,782	106,124
1.38%, 1/15/2020	131,211	139,433
1.63%, 1/15/2018	114,301	117,854
1.88%, 7/15/2019	101,328	108,849
2.13%, 1/15/2019	100,770	107,336
2.38%, 1/15/2017	112,058	113,125
2.63%, 7/15/2017	98,467	101,544

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,932,774)		2,949,386

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (a) (b) (Cost $7,120)	7,120	$7,120

TOTAL INVESTMENTS — 99.8% (Cost $2,939,894)		2,956,506
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		4,954

NET ASSETS — 100.0%		$2,961,460

(a)	The rate shown is the annualized seven-day yield at September 30, 2016.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$2,949,386	$—	$2,949,386
Short-Term Investment	7,120	—	—	7,120

TOTAL INVESTMENTS	$7,120	$2,949,386	$—	$2,956,506

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	10,729	$10,729	62,048	65,657	7,120	$7,120	$16	$—

TOTAL		$10,729				$7,120	$16	$—

See accompanying Notes to Schedule of Investments

SPDR Barclays 1-10 Year TIPS ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.8%
Treasury Inflation Protected Indexed Bonds:
2.00%, 1/15/2026	$1,502,446	$1,765,134
2.38%, 1/15/2025	2,254,833	2,687,129
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2018	3,208,774	3,244,360
0.13%, 4/15/2019	3,180,804	3,236,977
0.13%, 4/15/2020	3,132,955	3,195,614
0.13%, 4/15/2021	1,941,972	1,983,549
0.13%, 1/15/2022	2,718,514	2,776,282
0.13%, 7/15/2022	2,657,115	2,721,045
0.13%, 1/15/2023	2,647,421	2,691,262
0.13%, 7/15/2024	2,622,231	2,661,564
0.13%, 7/15/2026	1,534,112	1,551,616
0.25%, 1/15/2025	2,501,158	2,548,055
0.38%, 7/15/2023	2,625,658	2,722,072
0.38%, 7/15/2025	2,573,406	2,658,251
0.63%, 7/15/2021	2,370,685	2,489,954
0.63%, 1/15/2024	2,618,750	2,748,876
0.63%, 1/15/2026	2,661,616	2,800,100
1.13%, 1/15/2021	2,479,298	2,638,916
1.25%, 7/15/2020	2,254,030	2,408,994
1.38%, 7/15/2018	1,035,341	1,079,508
1.38%, 1/15/2020	1,331,585	1,415,022
1.63%, 1/15/2018	1,172,644	1,209,101

1.88%, 7/15/2019	1,046,531	1,124,204
2.13%, 1/15/2019	1,024,624	1,091,388

TOTAL U.S. TREASURY OBLIGATIONS (Cost $54,980,739)		55,448,973

	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (a) (b) (Cost $25,623)	25,623	25,623

TOTAL INVESTMENTS — 99.9% (Cost $55,006,362)		55,474,596
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		66,225

NET ASSETS — 100.0%		$55,540,821

(a)	The rate shown is the annualized seven-day yield at September 30, 2016.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$55,448,973	$—	$55,448,973
Short-Term Investment	25,623	—	—	25,623

TOTAL INVESTMENTS	$25,623	$55,448,973	$—	$55,474,596

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	17,436	$17,436	555,350	547,163	25,623	$25,623	$73	$—

TOTAL		$17,436				$25,623	$73	$—

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Treasury ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Bonds:
7.88%, 2/15/2021	$115,500	$148,884
8.13%, 8/15/2019	119,900	144,500
8.13%, 5/15/2021	106,800	140,466
8.13%, 8/15/2021	195,700	260,187
8.50%, 2/15/2020	96,600	120,823
8.75%, 5/15/2020	260,600	332,247
8.75%, 8/15/2020	373,300	482,823
8.88%, 2/15/2019	144,700	172,274
9.00%, 11/15/2018	119,900	140,688
9.13%, 5/15/2018	71,600	81,293
Treasury Notes:
0.63%, 11/30/2017	1,463,600	1,462,371
0.63%, 4/30/2018	923,500	922,004
0.63%, 6/30/2018	2,196,200	2,191,390
0.75%, 10/31/2017	2,121,400	2,122,928
0.75%, 12/31/2017	1,204,700	1,205,242
0.75%, 1/31/2018	903,800	904,125
0.75%, 2/28/2018	1,834,800	1,835,442
0.75%, 3/31/2018	919,300	919,539
0.75%, 4/15/2018	354,000	354,050
0.75%, 4/30/2018	1,282,500	1,282,667
0.75%, 7/31/2018	501,400	501,295
0.75%, 8/31/2018	978,300	978,124
0.75%, 9/30/2018	875,000	874,694
0.75%, 2/15/2019	582,100	580,971
0.75%, 7/15/2019	551,500	549,735
0.75%, 8/15/2019	978,300	974,896
0.75%, 9/15/2019	875,000	874,965
0.88%, 10/15/2017	502,200	503,169
0.88%, 11/15/2017	1,218,200	1,220,551
0.88%, 11/30/2017	490,600	491,586
0.88%, 1/15/2018	621,700	622,999
0.88%, 1/31/2018	770,300	771,933
0.88%, 3/31/2018	1,468,900	1,471,808
0.88%, 5/31/2018	427,500	428,406
0.88%, 7/15/2018	382,100	382,811
0.88%, 10/15/2018	531,500	532,350
0.88%, 4/15/2019	534,300	534,642
0.88%, 5/15/2019	534,300	534,605
0.88%, 6/15/2019	1,269,800	1,270,168
0.88%, 7/31/2019	241,300	241,348
1.00%, 12/15/2017	386,300	387,656
1.00%, 12/31/2017	251,900	252,782
1.00%, 2/15/2018	853,300	856,508
1.00%, 3/15/2018	2,567,700	2,577,611
1.00%, 5/15/2018	652,900	655,531
1.00%, 5/31/2018	1,058,100	1,062,406
1.00%, 8/15/2018	614,400	616,980
1.00%, 9/15/2018	852,900	856,388
1.00%, 3/15/2019	718,300	721,073
1.00%, 6/30/2019	119,900	120,366
1.00%, 8/31/2019	241,300	242,087
1.00%, 9/30/2019	361,400	362,491
1.00%, 11/30/2019	807,300	808,898
1.13%, 6/15/2018	640,000	643,949
1.13%, 1/15/2019	535,200	538,775
1.13%, 5/31/2019	168,400	169,646

1.13%, 12/31/2019	386,300	388,498
1.13%, 3/31/2020	265,300	266,619
1.13%, 4/30/2020	642,600	645,376
1.13%, 2/28/2021	967,600	968,277
1.13%, 6/30/2021	3,287,100	3,283,320
1.13%, 7/31/2021	1,002,700	1,001,336
1.13%, 8/31/2021	1,693,300	1,691,810
1.13%, 9/30/2021	1,200,000	1,198,356
1.25%, 10/31/2018	1,705,600	1,721,155
1.25%, 11/15/2018	404,000	407,717
1.25%, 11/30/2018	3,807,600	3,842,706
1.25%, 12/15/2018	535,200	540,242
1.25%, 1/31/2019	939,100	948,275
1.25%, 4/30/2019	241,300	243,788
1.25%, 10/31/2019	408,400	412,553
1.25%, 1/31/2020	1,132,800	1,143,256
1.25%, 2/29/2020	931,200	939,562
1.25%, 3/31/2021	1,478,000	1,485,745
1.38%, 6/30/2018	1,708,800	1,726,811
1.38%, 7/31/2018	1,091,600	1,103,400
1.38%, 9/30/2018	1,586,900	1,604,991
1.38%, 11/30/2018	216,500	219,085
1.38%, 12/31/2018	241,300	244,261
1.38%, 2/28/2019	1,708,800	1,730,587
1.38%, 1/31/2020	357,400	362,121
1.38%, 2/29/2020	756,400	766,324
1.38%, 3/31/2020	860,300	871,699
1.38%, 4/30/2020	3,249,800	3,292,307
1.38%, 5/31/2020	820,900	831,301
1.38%, 8/31/2020	1,146,800	1,160,986
1.38%, 9/30/2020	639,500	647,200
1.38%, 10/31/2020	1,087,400	1,100,199
1.38%, 1/31/2021	912,800	922,859
1.38%, 4/30/2021	1,673,000	1,690,734
1.38%, 5/31/2021	1,327,300	1,341,807
1.50%, 8/31/2018	1,600,900	1,622,608
1.50%, 12/31/2018	1,458,400	1,480,247
1.50%, 1/31/2019	603,500	612,752
1.50%, 2/28/2019	1,604,500	1,629,723
1.50%, 3/31/2019	216,500	220,046
1.50%, 5/31/2019	1,310,500	1,332,477
1.50%, 10/31/2019	925,500	941,789
1.50%, 11/30/2019	2,142,800	2,180,406
1.50%, 5/31/2020	1,705,600	1,734,988
1.63%, 3/31/2019	1,336,400	1,361,872
1.63%, 4/30/2019	925,900	943,992
1.63%, 6/30/2019	993,700	1,013,972
1.63%, 7/31/2019	1,316,800	1,344,321
1.63%, 8/31/2019	1,950,200	1,991,330
1.63%, 12/31/2019	1,532,800	1,565,832
1.63%, 6/30/2020	846,200	864,766
1.63%, 7/31/2020	1,395,800	1,426,201
1.63%, 11/30/2020	750,400	766,669
1.75%, 10/31/2018	241,300	245,974
1.75%, 9/30/2019	1,258,800	1,290,270
1.75%, 10/31/2020	664,300	681,877
1.75%, 12/31/2020	1,120,300	1,150,335
1.88%, 10/31/2017	780,100	789,867
1.88%, 6/30/2020	268,400	276,643
2.00%, 7/31/2020	433,300	448,634

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.00%, 9/30/2020	$1,596,000	$1,654,094
2.00%, 11/30/2020	577,200	598,389
2.00%, 2/28/2021	490,600	508,919
2.00%, 5/31/2021	587,700	610,133
2.00%, 8/31/2021	978,300	1,016,278
2.13%, 8/31/2020	1,478,800	1,538,721
2.13%, 1/31/2021	566,500	590,418
2.13%, 6/30/2021	671,500	701,247
2.13%, 8/15/2021	1,418,500	1,481,581
2.13%, 9/30/2021	1,000,000	1,045,050
2.25%, 11/30/2017	531,400	540,896
2.25%, 7/31/2018	168,400	172,918
2.25%, 3/31/2021	598,400	627,470
2.25%, 4/30/2021	641,300	672,801
2.25%, 7/31/2021	852,300	895,256
2.38%, 5/31/2018	338,100	347,117
2.38%, 6/30/2018	338,100	347,509
2.38%, 12/31/2020	828,700	872,140
2.63%, 1/31/2018	913,900	936,757
2.63%, 4/30/2018	241,300	248,411
2.63%, 8/15/2020	997,500	1,056,662
2.63%, 11/15/2020	3,127,900	3,320,954
2.75%, 12/31/2017	405,700	415,899
2.75%, 2/28/2018	338,100	347,675
2.75%, 2/15/2019	867,100	906,432
2.88%, 3/31/2018	338,100	348,787
3.13%, 5/15/2019	3,217,500	3,406,979
3.13%, 5/15/2021	748,000	813,989
3.38%, 11/15/2019	1,242,300	1,335,708
3.50%, 2/15/2018	1,660,600	1,723,138
3.50%, 5/15/2020	675,600	734,965

3.63%, 8/15/2019	482,800	520,352
3.63%, 2/15/2020	1,754,200	1,907,973
3.63%, 2/15/2021	1,872,900	2,072,308
3.75%, 11/15/2018	727,800	772,967
3.88%, 5/15/2018	338,100	355,272
4.00%, 8/15/2018	361,400	383,467
4.25%, 11/15/2017	815,600	847,661

TOTAL U.S. TREASURY OBLIGATIONS (Cost $145,302,977)		145,778,293

	Shares
SHORT-TERM INVESTMENT — 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (a) (b) (Cost $3,136,771)	3,136,771	3,136,771

TOTAL INVESTMENTS — 101.7% (Cost $148,439,748)		148,915,064
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(2,433,638)

NET ASSETS — 100.0%		$146,481,426

(a)	The rate shown is the annualized seven-day yield at September 30, 2016.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$145,778,293	$—	$145,778,293
Short-Term Investment	3,136,771	—	—	3,136,771

TOTAL INVESTMENTS	$3,136,771	$145,778,293	$—	$148,915,064

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	3,752,355	$3,752,355	7,821,251	8,436,835	3,136,771	$3,136,771	$466	$—
State Street Navigator Securities Lending Prime Portfolio	536,210	536,210	6,815,465	7,351,675	—	—	1,756	—

TOTAL		$4,288,565				$3,136,771	$2,222	$—

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds:
6.00%, 2/15/2026	$904,200	$1,253,682
6.25%, 8/15/2023	368,000	485,322
6.75%, 8/15/2026	459,800	676,904
6.88%, 8/15/2025	211,600	306,010
7.13%, 2/15/2023	164,400	222,603
7.25%, 8/15/2022	158,100	211,603
7.50%, 11/15/2024	164,300	240,653
7.63%, 11/15/2022	140,500	192,718
7.63%, 2/15/2025	140,200	208,189
7.88%, 2/15/2021	109,300	140,892
8.00%, 11/15/2021	266,000	355,794
8.13%, 8/15/2019	244,200	294,303
8.13%, 5/15/2021	51,300	67,471
8.13%, 8/15/2021	51,300	68,204
8.50%, 2/15/2020	109,300	136,708
8.75%, 5/15/2020	86,400	110,154
8.75%, 8/15/2020	469,400	607,117
8.88%, 2/15/2019	165,400	196,919
9.00%, 11/15/2018	128,400	150,662
9.13%, 5/15/2018	176,100	199,940
Treasury Notes:
0.63%, 11/30/2017	2,558,100	2,555,951
0.63%, 4/30/2018	1,634,600	1,631,952
0.63%, 6/30/2018	1,839,900	1,835,871
0.75%, 10/31/2017	4,355,800	4,358,936
0.75%, 12/31/2017	1,531,600	1,532,289
0.75%, 1/31/2018	7,211,400	7,213,996
0.75%, 2/28/2018	2,329,100	2,329,915
0.75%, 3/31/2018	695,800	695,981
0.75%, 4/15/2018	722,500	722,601
0.75%, 4/30/2018	1,695,900	1,696,121
0.75%, 7/31/2018	459,800	459,703
0.75%, 8/31/2018	920,200	920,034
0.75%, 9/30/2018 (a)	500,000	499,825
0.75%, 2/15/2019	1,364,000	1,361,354
0.75%, 7/15/2019	1,380,000	1,375,584
0.75%, 8/15/2019	1,839,900	1,833,497
0.75%, 9/15/2019 (a)	1,500,000	1,499,940
0.88%, 10/15/2017	427,100	427,924
0.88%, 11/15/2017	1,359,200	1,361,823
0.88%, 11/30/2017	2,887,100	2,892,903
0.88%, 1/15/2018	491,400	492,427
0.88%, 1/31/2018	576,100	577,321
0.88%, 3/31/2018	403,300	404,099
0.88%, 5/31/2018	237,000	237,502
0.88%, 7/15/2018	1,822,000	1,825,389
0.88%, 10/15/2018	630,200	631,208
0.88%, 4/15/2019	1,491,800	1,492,755
0.88%, 5/15/2019	237,000	237,135
0.88%, 6/15/2019	1,839,900	1,840,434
0.88%, 7/31/2019	315,500	315,563
1.00%, 12/15/2017	471,600	473,255
1.00%, 12/31/2017	1,987,800	1,994,757
1.00%, 2/15/2018	659,500	661,980
1.00%, 3/15/2018	2,629,900	2,640,051
1.00%, 5/15/2018	818,000	821,297
1.00%, 5/31/2018	1,456,600	1,462,528

1.00%, 8/15/2018	912,200	916,031
1.00%, 9/15/2018	2,017,200	2,025,450
1.00%, 3/15/2019	1,370,600	1,375,891
1.00%, 6/30/2019	361,500	362,906
1.00%, 8/31/2019	2,450,800	2,458,790
1.00%, 9/30/2019	1,048,500	1,051,666
1.00%, 11/30/2019	3,703,400	3,710,733
1.13%, 6/15/2018	3,082,200	3,101,217
1.13%, 1/15/2019	909,000	915,072
1.13%, 5/31/2019	383,500	386,338
1.13%, 12/31/2019	630,200	633,786
1.13%, 3/31/2020	568,900	571,727
1.13%, 4/30/2020	8,695,800	8,733,366
1.13%, 2/28/2021	3,312,200	3,314,519
1.13%, 6/30/2021	2,530,400	2,527,490
1.13%, 7/31/2021	1,149,800	1,148,236
1.13%, 8/31/2021	3,082,400	3,079,688
1.13%, 9/30/2021 (a)	2,000,000	1,997,260
1.25%, 10/31/2018	3,048,100	3,075,899
1.25%, 11/15/2018	3,213,900	3,243,468
1.25%, 11/30/2018	2,635,500	2,659,799
1.25%, 12/15/2018	814,600	822,274
1.25%, 1/31/2019	3,066,800	3,096,762
1.25%, 4/30/2019	297,300	300,365
1.25%, 10/31/2019	3,362,100	3,396,292
1.25%, 1/31/2020	3,658,600	3,692,369
1.25%, 2/29/2020	548,000	552,921
1.25%, 3/31/2021	2,620,600	2,634,332
1.25%, 7/31/2023	1,839,900	1,820,618
1.38%, 6/30/2018	1,072,200	1,083,501
1.38%, 7/31/2018	3,839,200	3,880,702
1.38%, 9/30/2018	1,663,500	1,682,464
1.38%, 11/30/2018	304,600	308,237
1.38%, 12/31/2018	384,900	389,623
1.38%, 2/28/2019	1,174,400	1,189,374
1.38%, 1/31/2020	504,600	511,266
1.38%, 2/29/2020	2,373,200	2,404,336
1.38%, 3/31/2020	1,643,700	1,665,479
1.38%, 4/30/2020	3,082,000	3,122,313
1.38%, 5/31/2020	2,367,200	2,397,193
1.38%, 8/31/2020	1,397,000	1,414,281
1.38%, 9/30/2020	2,454,400	2,483,951
1.38%, 10/31/2020	8,239,600	8,336,580
1.38%, 1/31/2021	2,271,600	2,296,633
1.38%, 4/30/2021	3,000,100	3,031,901
1.38%, 5/31/2021	3,388,600	3,425,637
1.38%, 6/30/2023	1,978,000	1,974,598
1.38%, 8/31/2023	1,886,200	1,880,334
1.38%, 9/30/2023 (a)	2,200,000	2,191,574
1.50%, 8/31/2018	4,749,400	4,813,802
1.50%, 12/31/2018	1,110,200	1,126,831
1.50%, 1/31/2019	1,127,400	1,144,683
1.50%, 2/28/2019	4,259,400	4,326,358
1.50%, 3/31/2019	283,800	288,449
1.50%, 5/31/2019	3,368,500	3,424,990
1.50%, 10/31/2019	6,447,600	6,561,078
1.50%, 11/30/2019	2,072,900	2,109,279
1.50%, 5/31/2020	1,191,100	1,211,623
1.50%, 1/31/2022	3,441,900	3,487,987
1.50%, 2/28/2023	2,529,500	2,549,382

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

1.50%, 3/31/2023	$1,612,600	$1,624,275
1.50%, 8/15/2026	2,747,200	2,720,470
1.63%, 3/31/2019	2,414,800	2,460,826
1.63%, 4/30/2019	3,343,800	3,409,138
1.63%, 6/30/2019	2,412,900	2,462,123
1.63%, 7/31/2019	1,879,500	1,918,782
1.63%, 8/31/2019	1,521,900	1,553,997
1.63%, 12/31/2019	3,065,500	3,131,561
1.63%, 6/30/2020	4,214,100	4,306,557
1.63%, 7/31/2020	3,578,100	3,656,031
1.63%, 11/30/2020	2,060,000	2,104,661
1.63%, 8/15/2022	7,528,200	7,663,934
1.63%, 11/15/2022	1,214,900	1,235,286
1.63%, 4/30/2023	1,662,400	1,686,721
1.63%, 5/31/2023	2,827,500	2,868,159
1.63%, 2/15/2026	5,798,700	5,809,022
1.63%, 5/15/2026	4,595,000	4,601,066
1.75%, 10/31/2018	343,300	349,950
1.75%, 9/30/2019	857,500	878,937
1.75%, 10/31/2020	1,340,600	1,376,072
1.75%, 12/31/2020	2,054,100	2,109,171
1.75%, 2/28/2022	1,430,100	1,467,626
1.75%, 3/31/2022	1,770,800	1,816,434
1.75%, 4/30/2022	3,875,800	3,974,323
1.75%, 5/15/2022	908,500	931,403
1.75%, 9/30/2022	1,735,100	1,778,079
1.75%, 1/31/2023	1,704,600	1,744,778
1.75%, 5/15/2023	4,457,400	4,558,226
1.88%, 10/31/2017	605,600	613,182
1.88%, 6/30/2020	426,900	440,010
1.88%, 11/30/2021	3,054,100	3,154,732
1.88%, 5/31/2022	1,191,100	1,229,537
1.88%, 8/31/2022	1,063,100	1,097,034
1.88%, 10/31/2022	3,585,000	3,699,110
2.00%, 7/31/2020	486,600	503,821
2.00%, 9/30/2020	3,003,100	3,112,413
2.00%, 11/30/2020	1,266,100	1,312,579
2.00%, 2/28/2021	887,800	920,950
2.00%, 5/31/2021	690,200	716,545
2.00%, 8/31/2021	1,018,100	1,057,623
2.00%, 10/31/2021	1,645,200	1,709,577
2.00%, 11/15/2021	1,777,400	1,846,825
2.00%, 2/15/2022	2,070,600	2,152,202
2.00%, 7/31/2022	1,932,300	2,007,679
2.00%, 11/30/2022	1,101,300	1,144,262
2.00%, 2/15/2023	4,589,200	4,767,353
2.00%, 2/15/2025	3,651,100	3,780,714
2.00%, 8/15/2025	6,401,000	6,624,971
2.13%, 8/31/2020	1,919,800	1,997,590
2.13%, 1/31/2021	2,211,900	2,305,286
2.13%, 6/30/2021	1,298,700	1,356,232
2.13%, 8/15/2021	1,853,800	1,936,238
2.13%, 9/30/2021	857,500	896,130
2.13%, 12/31/2021	3,460,000	3,617,292
2.13%, 6/30/2022	1,521,200	1,591,099
2.13%, 12/31/2022	2,725,100	2,851,190
2.13%, 5/15/2025	5,108,900	5,341,610
2.25%, 11/30/2017	463,600	471,885
2.25%, 7/31/2018	247,400	254,038

2.25%, 3/31/2021	887,800	930,929
2.25%, 4/30/2021	3,266,400	3,426,846
2.25%, 7/31/2021	1,543,000	1,620,767
2.25%, 11/15/2024	5,497,900	5,804,188
2.25%, 11/15/2025	4,932,500	5,207,191
2.38%, 5/31/2018	361,700	371,347
2.38%, 6/30/2018	2,471,500	2,540,282
2.38%, 12/31/2020	1,325,000	1,394,457
2.38%, 8/15/2024	4,215,600	4,491,427
2.50%, 8/15/2023	1,460,400	1,564,658
2.50%, 5/15/2024	2,493,000	2,678,778
2.63%, 1/31/2018	1,131,400	1,159,696
2.63%, 4/30/2018	434,300	447,099
2.63%, 8/15/2020	2,615,300	2,770,413
2.63%, 11/15/2020	4,080,000	4,331,818
2.75%, 12/31/2017	458,900	470,437
2.75%, 2/28/2018	397,000	408,243
2.75%, 2/15/2019	2,785,400	2,911,746
2.75%, 11/15/2023	2,028,300	2,210,279
2.75%, 2/15/2024	1,298,500	1,416,975
2.88%, 3/31/2018	4,652,700	4,799,772
3.13%, 5/15/2019	3,256,400	3,448,169
3.13%, 5/15/2021	2,298,000	2,500,730
3.38%, 11/15/2019	1,405,500	1,511,179
3.50%, 2/15/2018	935,000	970,212
3.50%, 5/15/2020	2,695,600	2,932,462
3.63%, 8/15/2019	2,507,100	2,702,102
3.63%, 2/15/2020	2,121,900	2,307,906
3.63%, 2/15/2021	3,587,100	3,969,018
3.75%, 11/15/2018	2,455,300	2,607,676
3.88%, 5/15/2018	325,600	342,137
4.00%, 8/15/2018	244,200	259,111
4.25%, 11/15/2017	7,153,800	7,435,016

TOTAL U.S. TREASURY OBLIGATIONS (Cost $416,310,387)		420,409,836

	Shares
SHORT-TERM INVESTMENT — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $7,609,103)	7,609,103	7,609,103

TOTAL INVESTMENTS — 101.2% (Cost $423,919,490)		428,018,939
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(5,010,762)

NET ASSETS — 100.0%		$423,008,177

(a)	When-issued security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$420,409,836	$—	$420,409,836
Short-Term Investment	7,609,103	—	—	7,609,103

TOTAL INVESTMENTS	$7,609,103	$420,409,836	$—	$428,018,939

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	12,300,642	$12,300,642	22,743,238	27,434,777	7,609,103	$7,609,103	$1,763	$—
State Street Navigator Securities Lending Prime Portfolio	3,114,199	3,114,199	16,356,659	19,470,858	—	—	2,628	—

TOTAL		$15,414,841				$7,609,103	$4,391	$—

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Treasury ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds:
2.25%, 8/15/2046	$11,803,200	$11,593,929
2.50%, 2/15/2045	21,435,500	22,170,522
2.50%, 2/15/2046	18,805,600	19,449,692
2.50%, 5/15/2046	18,599,600	19,262,676
2.75%, 8/15/2042	18,392,800	20,061,027
2.75%, 11/15/2042	17,253,000	18,799,905
2.88%, 5/15/2043	27,576,800	30,726,895
2.88%, 8/15/2045	21,369,400	23,817,692
3.00%, 5/15/2042	5,333,900	6,085,713
3.00%, 11/15/2044	21,269,300	24,271,249
3.00%, 5/15/2045	15,964,200	18,213,876
3.00%, 11/15/2045	20,089,700	22,937,013
3.13%, 11/15/2041	5,515,700	6,424,467
3.13%, 2/15/2042	16,673,100	19,433,833
3.13%, 2/15/2043	9,418,700	10,984,088
3.13%, 8/15/2044	11,251,100	13,143,871
3.38%, 5/15/2044	14,727,700	17,982,080
3.50%, 2/15/2039	10,702,900	13,263,462
3.63%, 8/15/2043	12,965,400	16,520,382
3.63%, 2/15/2044	23,807,600	30,341,834
3.75%, 8/15/2041	4,813,800	6,189,921
3.75%, 11/15/2043	18,059,900	23,525,007
3.88%, 8/15/2040	6,736,100	8,792,699
4.25%, 5/15/2039	10,779,000	14,787,602
4.25%, 11/15/2040	7,828,000	10,786,436
4.38%, 2/15/2038	1,468,400	2,049,651
4.38%, 11/15/2039	4,083,300	5,698,000
4.38%, 5/15/2040	6,503,400	9,092,923
4.38%, 5/15/2041	9,738,000	13,688,609
4.50%, 2/15/2036	5,019,200	7,067,234
4.50%, 5/15/2038	2,817,700	4,001,641
4.50%, 8/15/2039	3,233,400	4,586,028
4.63%, 2/15/2040	7,435,700	10,736,853

4.75%, 2/15/2037	2,811,700	4,082,448
4.75%, 2/15/2041	8,685,500	12,822,143
5.00%, 5/15/2037	2,164,400	3,243,786
5.25%, 11/15/2028	5,052,600	6,997,447
5.25%, 2/15/2029	3,169,900	4,409,489
5.38%, 2/15/2031	5,163,700	7,535,698
5.50%, 8/15/2028	2,504,700	3,522,260
6.13%, 11/15/2027	3,891,300	5,650,907
6.13%, 8/15/2029	2,252,400	3,388,285
6.25%, 5/15/2030	4,415,400	6,818,217
6.38%, 8/15/2027	3,952,600	5,810,757
6.50%, 11/15/2026	2,865,200	4,174,625
6.63%, 2/15/2027	743,000	1,099,038

TOTAL U.S. TREASURY OBLIGATIONS (Cost $544,492,583)		556,041,910

	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (a) (b) (Cost $560,990)	560,990	560,990

TOTAL INVESTMENTS — 99.3% (Cost $545,053,573)		556,602,900
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		3,796,550

NET ASSETS — 100.0%		$560,399,450

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at September 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$556,041,910	$—	$556,041,910
Short-Term Investment	560,990	—	—	560,990

TOTAL INVESTMENTS	$560,990	$556,041,910	$—	$556,602,900

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	24,456	$24,456	8,918,677	8,382,143	560,990	$560,990	$—	$—
State Street Navigator Securities Lending Prime Portfolio	8,981,133	8,981,133	28,892,648	37,873,781	—	—	2,696	—

TOTAL		$9,005,589				$560,990	$2,696	$—

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 97.5%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc. 2.25%, 11/15/2017	$325,000	$325,501
Omnicom Group, Inc. 6.25%, 7/15/2019	1,390,000	1,559,635

		1,885,136

AEROSPACE & DEFENSE — 0.9%
Boeing Capital Corp. 2.90%, 8/15/2018	1,000,000	1,029,466
Boeing Co.:
0.95%, 5/15/2018 (a)	2,115,000	2,108,573
6.00%, 3/15/2019	3,500,000	3,889,392
General Dynamics Corp. 1.00%, 11/15/2017	3,663,000	3,664,647
Harris Corp. 2.00%, 4/27/2018	1,466,000	1,473,686
L-3 Communications Corp. 1.50%, 5/28/2017	1,770,000	1,771,335
Lockheed Martin Corp. 1.85%, 11/23/2018	1,580,000	1,600,343
Northrop Grumman Corp. 1.75%, 6/1/2018	2,650,000	2,669,168
Raytheon Co.:
6.40%, 12/15/2018	800,000	888,787
6.75%, 3/15/2018	1,505,000	1,625,623
United Technologies Corp.:
1.78%, 5/4/2018 (b)	4,900,000	4,928,330
5.38%, 12/15/2017	4,572,000	4,805,954
6.13%, 2/1/2019	4,000,000	4,434,603

		34,889,907

AGRICULTURE — 0.9%
Altria Group, Inc.:
9.25%, 8/6/2019	7,807,000	9,480,530
9.70%, 11/10/2018	200,000	234,090
Archer-Daniels-Midland Co. 5.45%, 3/15/2018	1,821,000	1,932,071
Bunge, Ltd. Finance Corp. 3.20%, 6/15/2017	3,856,000	3,905,812
Philip Morris International, Inc.:
1.25%, 11/9/2017	2,614,000	2,620,889
1.38%, 2/25/2019	4,980,000	4,985,686
1.88%, 1/15/2019	507,000	513,247
5.65%, 5/16/2018	7,977,000	8,530,436
Reynolds American, Inc. 2.30%, 6/12/2018	4,805,000	4,874,038

		37,076,799

APPAREL — 0.0% (c)
Ralph Lauren Corp. 2.13%, 9/26/2018 (a)	1,444,000	1,465,793
VF Corp. 5.95%, 11/1/2017	50,000	52,454

		1,518,247

AUTO MANUFACTURERS — 4.1%
American Honda Finance Corp.:
2.13%, 10/10/2018	291,000	295,727
Series MTN, 1.20%, 7/12/2019	4,690,000	4,658,597
Series MTN, 1.50%, 3/13/2018	3,254,000	3,273,162

Series MTN, 1.55%, 12/11/2017	3,493,000	3,513,268
Series MTN, 1.60%, 7/13/2018	4,905,000	4,932,605
Series MTN, 1.70%, 2/22/2019	4,440,000	4,471,582
Series MTN, 2.25%, 8/15/2019	4,660,000	4,760,984
Ford Motor Credit Co. LLC:
1.72%, 12/6/2017	4,835,000	4,832,965
1.90%, 8/12/2019	3,305,000	3,297,702
2.02%, 5/3/2019	4,525,000	4,532,318
2.15%, 1/9/2018	2,580,000	2,597,304
2.24%, 6/15/2018	4,515,000	4,548,968
2.38%, 1/16/2018	3,200,000	3,230,335
2.38%, 3/12/2019	5,400,000	5,457,614
2.55%, 10/5/2018	4,600,000	4,662,505
2.60%, 11/4/2019	3,000,000	3,045,607
2.88%, 10/1/2018	4,116,000	4,199,323
5.00%, 5/15/2018	5,252,000	5,514,266
6.63%, 8/15/2017	1,950,000	2,035,075
Series MTN, 2.94%, 1/8/2019	4,900,000	5,013,312
General Motors Co. 3.50%, 10/2/2018	4,934,000	5,069,816
General Motors Financial Co., Inc.:
2.40%, 4/10/2018	386,000	388,078
2.40%, 5/9/2019	9,200,000	9,276,360
3.10%, 1/15/2019	5,800,000	5,903,231
3.25%, 5/15/2018	6,819,000	6,947,879
4.75%, 8/15/2017	4,500,000	4,621,707
6.75%, 6/1/2018	250,000	269,025
PACCAR Financial Corp.:
1.40%, 5/18/2018	1,015,000	1,018,110
Series MTN, 1.20%, 8/12/2019 (a)	2,000,000	1,985,661
Series MTN, 1.30%, 5/10/2019	1,485,000	1,483,995
Series MTN, 1.40%, 11/17/2017	1,740,000	1,747,596
Series MTN, 1.45%, 3/9/2018	2,254,000	2,263,314
Series MTN, 1.65%, 2/25/2019	1,155,000	1,162,431
Series MTN, 1.75%, 8/14/2018	1,235,000	1,245,466
Toyota Motor Credit Corp.:
Series GMTN, 1.55%, 7/13/2018	4,880,000	4,904,899
Series MTN, 1.20%, 4/6/2018	2,900,000	2,899,589
Series MTN, 1.25%, 10/5/2017	4,080,000	4,087,797
Series MTN, 1.38%, 1/10/2018	3,359,000	3,373,225
Series MTN, 1.40%, 5/20/2019	4,700,000	4,696,784
Series MTN, 1.45%, 1/12/2018	4,646,000	4,668,997
Series MTN, 1.70%, 2/19/2019	4,800,000	4,834,024
Series MTN, 2.00%, 10/24/2018	5,070,000	5,141,045
Series MTN, 2.10%, 1/17/2019	4,350,000	4,422,799
Series MTN, 2.13%, 7/18/2019	2,560,000	2,607,436

		163,892,483

AUTO PARTS & EQUIPMENT — 0.0% (c)
Johnson Controls, Inc. 1.40%, 11/2/2017	1,690,000	1,688,009

BANKS — 32.7%
Australia & New Zealand Banking Group, Ltd.:
1.25%, 6/13/2017	1,950,000	1,952,200
Series GMTN, 1.50%, 1/16/2018	1,400,000	1,402,503
Series MTN, 1.45%, 5/15/2018	2,200,000	2,200,713
Series MTN, 1.60%, 7/15/2019	4,405,000	4,398,227
Series MTN, 1.88%, 10/6/2017	400,000	402,473
Series MTN, 2.00%, 11/16/2018	3,388,000	3,419,765

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 2.25%, 6/13/2019	$4,500,000	$4,570,205
Bank of America Corp.:
2.00%, 1/11/2018	12,568,000	12,624,945
5.75%, 12/1/2017	13,720,000	14,381,810
6.50%, 7/15/2018	2,570,000	2,779,739
6.88%, 11/15/2018	1,927,000	2,129,279
7.63%, 6/1/2019	1,000,000	1,145,987
Series L, 1.95%, 5/12/2018	3,320,000	3,338,448
Series L, 2.60%, 1/15/2019	14,251,000	14,529,047
Series L, 2.65%, 4/1/2019	10,883,000	11,114,494
Series MTN, 5.63%, 7/1/2020	7,081,000	7,956,342
Series MTN, 5.65%, 5/1/2018	12,825,000	13,602,620
Series MTN, 6.88%, 4/25/2018	27,582,000	29,756,923
Bank of America NA:
1.65%, 3/26/2018	6,765,000	6,788,846
1.75%, 6/5/2018	4,900,000	4,925,914
2.05%, 12/7/2018	4,815,000	4,867,540
Bank of Montreal:
1.40%, 4/10/2018	4,205,000	4,205,030
Series MTN, 1.35%, 8/28/2018	3,810,000	3,802,168
Series MTN, 1.40%, 9/11/2017	3,354,000	3,356,834
Series MTN, 1.45%, 4/9/2018	4,975,000	4,979,996
Series MTN, 1.50%, 7/18/2019	5,725,000	5,709,927
Series MTN, 1.80%, 7/31/2018	3,650,000	3,672,347
Series MTN, 2.38%, 1/25/2019	2,213,000	2,255,543
Bank of New York Mellon Corp.:
5.45%, 5/15/2019	1,125,000	1,235,881
5.50%, 12/1/2017	1,100,000	1,151,862
Series MTN, 1.30%, 1/25/2018	1,687,000	1,690,305
Series MTN, 1.35%, 3/6/2018	2,756,000	2,763,001
Series MTN, 1.60%, 5/22/2018	2,278,000	2,287,120
Series MTN, 2.10%, 8/1/2018	2,656,000	2,688,560
Series MTN, 2.10%, 1/15/2019	4,977,000	5,047,348
Series MTN, 2.30%, 9/11/2019	7,745,000	7,912,134
Bank of Nova Scotia:
1.38%, 12/18/2017 (a)	4,481,000	4,484,275
1.45%, 4/25/2018	3,150,000	3,151,964
1.65%, 6/14/2019	14,000,000	14,004,919
1.70%, 6/11/2018	4,667,000	4,687,026
1.95%, 1/15/2019	6,153,000	6,212,748
2.05%, 10/30/2018	2,030,000	2,052,800
Barclays PLC 2.00%, 3/16/2018	4,500,000	4,499,376
BB&T Corp.:
Series MTN, 1.45%, 1/12/2018	3,005,000	3,011,776
Series MTN, 2.05%, 6/19/2018	1,520,000	1,536,780
Series MTN, 2.25%, 2/1/2019	3,150,000	3,205,899
BNP Paribas SA:
Series MTN, 2.40%, 12/12/2018	6,317,000	6,417,454
Series MTN, 2.45%, 3/17/2019	4,942,000	5,030,190
Series MTN, 2.70%, 8/20/2018	4,862,000	4,959,159
BPCE SA:
2.50%, 12/10/2018	5,200,000	5,304,920
Series MTN, 1.63%, 1/26/2018	3,400,000	3,407,307
Series MTN, 2.50%, 7/15/2019	5,300,000	5,425,686
Branch Banking & Trust Co.:
1.35%, 10/1/2017	3,470,000	3,476,022
1.45%, 5/10/2019	6,535,000	6,538,813
2.30%, 10/15/2018	3,000,000	3,054,278

Canadian Imperial Bank of Commerce:
1.55%, 1/23/2018	2,800,000	2,804,766
1.60%, 9/6/2019	7,125,000	7,129,780
Capital One Financial Corp. 2.45%, 4/24/2019	4,200,000	4,278,631
Capital One NA/Mclean:
1.65%, 2/5/2018	5,691,000	5,700,942
1.85%, 9/13/2019	14,750,000	14,772,041
2.35%, 8/17/2018	4,640,000	4,696,409
2.40%, 9/5/2019	400,000	406,332
Series BKNT, 1.50%, 3/22/2018	3,500,000	3,497,990
Citigroup, Inc.:
1.70%, 4/27/2018	9,304,000	9,312,671
1.75%, 5/1/2018	6,690,000	6,699,396
1.80%, 2/5/2018	11,683,000	11,712,404
1.85%, 11/24/2017	6,168,000	6,188,253
2.05%, 12/7/2018	9,475,000	9,543,770
2.05%, 6/7/2019	5,650,000	5,688,802
2.15%, 7/30/2018	5,810,000	5,860,074
2.50%, 9/26/2018	5,595,000	5,684,303
2.50%, 7/29/2019	4,200,000	4,281,075
2.55%, 4/8/2019	9,500,000	9,689,722
6.13%, 11/21/2017	1,000,000	1,051,316
8.50%, 5/22/2019	5,000,000	5,849,462
Citizens Bank NA/Providence:
2.30%, 12/3/2018	3,280,000	3,316,194
2.50%, 3/14/2019	4,980,000	5,060,945
Series MTN, 1.60%, 12/4/2017	2,090,000	2,087,334
Comerica, Inc. 2.13%, 5/23/2019	3,500,000	3,517,281
Commonwealth Bank of Australia:
1.40%, 9/8/2017	2,500,000	2,500,934
1.75%, 11/2/2018	1,375,000	1,381,197
2.25%, 3/13/2019	1,800,000	1,828,152
2.30%, 9/6/2019	4,000,000	4,074,482
2.50%, 9/20/2018	4,050,000	4,128,341
Series GMTN, 1.63%, 3/12/2018	4,275,000	4,288,145
Series GMTN, 2.05%, 3/15/2019	9,000,000	9,097,905
Compass Bank:
Series BKNT, 1.85%, 9/29/2017	2,800,000	2,795,625
Series BKNT, 6.40%, 10/1/2017	100,000	104,122
Cooperatieve Rabobank UA:
1.38%, 8/9/2019 (a)	10,150,000	10,084,659
1.70%, 3/19/2018	4,885,000	4,910,488
2.25%, 1/14/2019	4,900,000	4,979,316
Credit Suisse AG:
1.70%, 4/27/2018	9,450,000	9,445,661
1.75%, 1/29/2018	9,092,000	9,096,745
6.00%, 2/15/2018	4,839,000	5,092,178
Series GMTN, 2.30%, 5/28/2019	14,505,000	14,648,387
Deutsche Bank AG:
1.88%, 2/13/2018	5,996,000	5,815,724
2.50%, 2/13/2019	6,950,000	6,727,867
Series GMTN, 2.85%, 5/10/2019	7,250,000	7,058,149
Discover Bank/Greenwood:
2.00%, 2/21/2018	5,250,000	5,265,777
2.60%, 11/13/2018	2,730,000	2,770,098
Fifth Third Bancorp:
2.30%, 3/1/2019	150,000	152,302
2.88%, 7/27/2020	3,700,000	3,837,267

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Fifth Third Bank:
1.45%, 2/28/2018	$2,450,000	$2,454,508
1.63%, 9/27/2019	3,625,000	3,624,875
2.30%, 3/15/2019	4,815,000	4,895,830
2.38%, 4/25/2019	2,000,000	2,038,752
Series MTN, 2.15%, 8/20/2018	4,380,000	4,433,618
Goldman Sachs Group, Inc.:
2.00%, 4/25/2019	2,715,000	2,734,967
2.63%, 1/31/2019	8,229,000	8,402,799
2.90%, 7/19/2018	13,532,000	13,840,430
5.95%, 1/18/2018	11,893,000	12,552,749
6.15%, 4/1/2018	16,140,000	17,204,399
Series GLOB, 2.38%, 1/22/2018	11,456,000	11,576,412
Series GMTN, 7.50%, 2/15/2019	11,265,000	12,727,781
HSBC USA, Inc.:
1.50%, 11/13/2017	3,400,000	3,394,008
1.63%, 1/16/2018	4,900,000	4,900,932
1.70%, 3/5/2018	4,350,000	4,349,404
2.00%, 8/7/2018	4,950,000	4,970,637
2.25%, 6/23/2019	3,000,000	3,028,835
2.63%, 9/24/2018	2,350,000	2,388,037
Huntington Bancshares, Inc. 2.60%, 8/2/2018 (a)	1,800,000	1,828,495
Huntington National Bank:
1.70%, 2/26/2018	3,327,000	3,335,250
2.00%, 6/30/2018	1,450,000	1,459,204
2.20%, 11/6/2018	2,450,000	2,475,149
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	1,015,000	1,016,411
3.88%, 1/16/2018	4,700,000	4,799,024
Series MTN, 3.88%, 1/15/2019	4,950,000	5,047,552
Itau CorpBanca 3.13%, 1/15/2018	4,450,000	4,501,175
JPMorgan Chase & Co.:
1.63%, 5/15/2018	6,136,000	6,148,268
1.80%, 1/25/2018	5,158,000	5,187,518
1.85%, 3/22/2019	4,850,000	4,875,359
2.35%, 1/28/2019	4,400,000	4,474,333
6.00%, 1/15/2018	19,451,000	20,587,009
6.13%, 6/27/2017	2,340,000	2,418,811
6.30%, 4/23/2019	10,917,000	12,147,959
Series H, 1.70%, 3/1/2018	10,258,000	10,297,233
JPMorgan Chase Bank NA:
1.45%, 9/21/2018	3,880,000	3,883,654
1.65%, 9/23/2019	4,130,000	4,138,809
6.00%, 10/1/2017	10,750,000	11,232,821
KeyBank NA:
1.60%, 8/22/2019	2,000,000	1,997,382
1.65%, 2/1/2018	4,649,000	4,666,760
1.70%, 6/1/2018	1,350,000	1,354,431
2.35%, 3/8/2019	3,335,000	3,396,409
KeyCorp. Series MTN, 2.30%, 12/13/2018	3,275,000	3,321,863
Lloyds Bank PLC:
1.75%, 3/16/2018	4,750,000	4,756,842
1.75%, 5/14/2018	5,450,000	5,454,347
2.00%, 8/17/2018	2,025,000	2,032,076
2.05%, 1/22/2019	4,705,000	4,722,259
2.30%, 11/27/2018	2,202,000	2,221,449

Manufacturers & Traders Trust Co.:
2.10%, 2/6/2020	750,000	756,779
6.63%, 12/4/2017	1,305,000	1,377,692
Series BKNT, 1.45%, 3/7/2018	4,000,000	4,000,564
Mellon Funding Corp. 5.50%, 11/15/2018	280,000	303,245
Morgan Stanley:
1.88%, 1/5/2018	5,110,000	5,133,203
2.13%, 4/25/2018	9,985,000	10,072,018
2.50%, 1/24/2019	2,250,000	2,292,375
2.65%, 1/27/2020	1,325,000	1,354,101
Series GMTN, 2.38%, 7/23/2019	10,000,000	10,174,363
Series GMTN, 2.45%, 2/1/2019	12,485,000	12,707,860
Series GMTN, 6.63%, 4/1/2018	15,414,000	16,538,526
Series GMTN, 7.30%, 5/13/2019	8,600,000	9,790,084
Series MTN, 2.20%, 12/7/2018	16,000	16,181
Series MTN, 5.63%, 9/23/2019	7,810,000	8,634,863
Series MTN, 5.95%, 12/28/2017	8,065,000	8,498,538
Series MTN, 6.25%, 8/28/2017	1,380,000	1,437,351
MUFG Union Bank NA 2.63%, 9/26/2018	4,800,000	4,877,442
National Australia Bank, Ltd.:
1.38%, 7/12/2019	4,400,000	4,365,278
2.30%, 7/25/2018	550,000	557,856
Series GMTN, 2.00%, 1/14/2019	4,310,000	4,351,771
Series GMTN, 1.88%, 7/23/2018	4,905,000	4,941,263
National Bank of Canada:
2.10%, 12/14/2018	4,900,000	4,957,089
Series MTN, 1.45%, 11/7/2017	1,221,000	1,223,343
Northern Trust Co. Series MTN, 6.50%, 8/15/2018	1,000,000	1,089,816
PNC Bank NA:
1.45%, 7/29/2019	9,010,000	8,998,424
1.50%, 10/18/2017	1,800,000	1,804,138
1.50%, 2/23/2018	4,845,000	4,860,137
1.80%, 11/5/2018	4,900,000	4,936,891
1.85%, 7/20/2018	4,652,000	4,689,848
1.95%, 3/4/2019	6,400,000	6,466,414
2.20%, 1/28/2019	500,000	508,290
2.25%, 7/2/2019	3,050,000	3,109,917
6.00%, 12/7/2017	1,445,000	1,520,256
6.88%, 4/1/2018	1,600,000	1,723,621
Series MTN, 1.60%, 6/1/2018	4,730,000	4,750,009
Regions Bank:
2.25%, 9/14/2018	1,100,000	1,107,860
7.50%, 5/15/2018	2,030,000	2,206,951
Royal Bank of Canada:
1.50%, 7/29/2019	7,000,000	6,989,083
2.00%, 12/10/2018	10,200,000	10,318,418
Series GMTN, 1.40%, 10/13/2017	2,358,000	2,361,389
Series GMTN, 1.50%, 6/7/2018	500,000	500,193
Series GMTN, 1.63%, 4/15/2019	5,250,000	5,264,143
Series GMTN, 1.80%, 7/30/2018	5,612,000	5,651,433
Series GMTN, 2.15%, 3/15/2019	630,000	639,890
Series GMTN, 2.20%, 7/27/2018	6,581,000	6,674,216
Series MTN, 1.50%, 1/16/2018	4,960,000	4,972,037
Santander Bank NA:
2.00%, 1/12/2018	1,050,000	1,049,202
8.75%, 5/30/2018	941,000	1,033,621

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Santander Holdings USA, Inc.:
2.70%, 5/24/2019	$4,875,000	$4,932,209
3.45%, 8/27/2018	4,406,000	4,511,038
Santander UK PLC:
1.65%, 9/29/2017	2,100,000	2,100,836
2.35%, 9/10/2019	2,140,000	2,158,447
2.50%, 3/14/2019	6,550,000	6,636,414
3.05%, 8/23/2018	3,125,000	3,193,905
Series GMTN, 2.00%, 8/24/2018	2,494,000	2,500,487
Skandinaviska Enskilda Banken AB 1.50%, 9/13/2019	6,000,000	5,978,234
Societe Generale SA:
2.63%, 10/1/2018	1,650,000	1,683,505
2.75%, 10/12/2017	6,100,000	6,170,807
Sumitomo Mitsui Banking Corp.:
1.50%, 1/18/2018 (a)	2,650,000	2,647,966
1.75%, 1/16/2018	1,725,000	1,730,275
2.05%, 1/18/2019	7,150,000	7,203,435
2.45%, 1/10/2019	300,000	304,886
2.50%, 7/19/2018	4,649,000	4,717,961
Series GMTN, 1.95%, 7/23/2018	3,250,000	3,266,749
Series GMTN, 2.25%, 7/11/2019	2,150,000	2,175,118
SunTrust Banks, Inc.:
2.35%, 11/1/2018	200,000	203,022
2.50%, 5/1/2019	4,718,000	4,810,424
7.25%, 3/15/2018	784,000	844,402
Svenska Handelsbanken AB:
1.50%, 9/6/2019	6,000,000	5,978,370
2.50%, 1/25/2019	3,800,000	3,884,734
Series MTN, 1.63%, 3/21/2018	2,200,000	2,208,484
Series MTN, 2.25%, 6/17/2019	3,600,000	3,664,077
Toronto-Dominion Bank:
1.45%, 8/13/2019 (a)	7,050,000	7,029,020
2.13%, 7/2/2019	500,000	507,763
Series GMTN, 1.45%, 9/6/2018	5,100,000	5,100,039
Series GMTN, 1.75%, 7/23/2018	6,340,000	6,378,431
Series MTN, 1.40%, 4/30/2018	5,095,000	5,096,616
Series MTN, 1.63%, 3/13/2018	2,152,000	2,161,717
Series MTN, 1.95%, 1/22/2019	4,955,000	5,013,672
Series MTN, 2.63%, 9/10/2018	4,861,000	4,969,995
UBS AG:
5.88%, 12/20/2017	2,750,000	2,894,444
Series GMTN, 1.80%, 3/26/2018	17,685,000	17,721,325
Series GMTN, 2.38%, 8/14/2019	9,200,000	9,366,275
US Bancorp:
Series MTN, 1.95%, 11/15/2018	2,300,000	2,329,542
Series MTN, 2.20%, 4/25/2019	3,100,000	3,160,601
US Bank NA:
1.35%, 1/26/2018	4,050,000	4,056,956
1.40%, 4/26/2019	8,545,000	8,556,175
Series MTN, 1.45%, 1/29/2018	4,700,000	4,713,914
Wachovia Corp. Series MTN, 5.75%, 2/1/2018	7,715,000	8,150,339
Wells Fargo & Co.:
2.13%, 4/22/2019	5,006,000	5,068,282
2.15%, 1/15/2019	5,899,000	5,974,721
5.63%, 12/11/2017	9,901,000	10,397,053
Series GMTN, 1.50%, 1/16/2018	8,133,000	8,142,342

Wells Fargo Bank NA:
1.65%, 1/22/2018	8,650,000	8,676,823
1.75%, 5/24/2019	13,300,000	13,356,123
6.00%, 11/15/2017	3,675,000	3,866,345
Westpac Banking Corp.:
1.50%, 12/1/2017	4,450,000	4,457,191
1.55%, 5/25/2018	4,729,000	4,737,468
1.60%, 8/19/2019	8,000,000	7,982,830
1.65%, 5/13/2019	4,250,000	4,252,539
1.95%, 11/23/2018	3,400,000	3,428,591
2.25%, 7/30/2018	3,650,000	3,699,914
2.25%, 1/17/2019	1,800,000	1,828,016
4.63%, 6/1/2018	917,000	958,099
Series GMTN, 1.60%, 1/12/2018	4,439,000	4,447,980

		1,297,292,615

BEVERAGES — 2.6%
Anheuser-Busch Cos. LLC 5.50%, 1/15/2018	2,318,000	2,446,303
Anheuser-Busch InBev Finance, Inc.:
1.25%, 1/17/2018	4,494,000	4,497,466
1.90%, 2/1/2019	19,850,000	20,037,466
2.15%, 2/1/2019	300,000	304,616
Anheuser-Busch InBev Worldwide, Inc. 7.75%, 1/15/2019	10,950,000	12,444,858
Beam Suntory, Inc.:
1.75%, 6/15/2018	300,000	300,704
1.88%, 5/15/2017	2,109,000	2,118,535
Bottling Group LLC 5.13%, 1/15/2019	5,871,000	6,365,096
Brown-Forman Corp. 1.00%, 1/15/2018	1,279,000	1,275,580
Coca-Cola Co.:
0.88%, 10/27/2017	50,000	49,982
1.15%, 4/1/2018	6,854,000	6,858,125
1.38%, 5/30/2019	5,969,000	5,981,225
1.65%, 3/14/2018	4,543,000	4,594,735
1.65%, 11/1/2018	300,000	304,262
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	1,400,000	1,421,085
Diageo Capital PLC:
1.13%, 4/29/2018	2,210,000	2,203,650
5.75%, 10/23/2017	4,868,000	5,100,301
Dr Pepper Snapple Group, Inc.
6.82%, 5/1/2018	3,905,000	4,234,613
Molson Coors Brewing Co. 1.45%, 7/15/2019	3,430,000	3,418,192
PepsiCo, Inc.:
1.25%, 4/30/2018	1,700,000	1,702,932
1.50%, 2/22/2019	3,220,000	3,235,380
2.25%, 1/7/2019	6,000	6,125
5.00%, 6/1/2018	4,819,000	5,121,071
7.90%, 11/1/2018	5,513,000	6,249,877
Series 1, 1.00%, 10/13/2017	2,110,000	2,109,794

		102,381,973

BIOTECHNOLOGY — 0.6%
Amgen, Inc.:
2.20%, 5/22/2019	3,977,000	4,049,990

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.70%, 2/1/2019	$5,125,000	$5,607,170
6.15%, 6/1/2018	1,993,000	2,148,043
Biogen, Inc. 6.88%, 3/1/2018	2,356,000	2,537,681
Celgene Corp.:
2.13%, 8/15/2018	4,093,000	4,135,517
2.25%, 5/15/2019	2,660,000	2,698,964
Gilead Sciences, Inc. 1.85%, 9/4/2018	4,245,000	4,284,418

		25,461,783

CHEMICALS — 1.4%
Air Products & Chemicals, Inc. 1.20%, 10/15/2017	1,900,000	1,903,730
Airgas, Inc. 1.65%, 2/15/2018	1,134,000	1,136,025
Cabot Corp. 2.55%, 1/15/2018	1,770,000	1,778,711
CF Industries, Inc. 6.88%, 5/1/2018	4,981,000	5,356,713
Dow Chemical Co. 8.55%, 5/15/2019	8,923,000	10,464,568
Ecolab, Inc.:
1.45%, 12/8/2017	1,505,000	1,507,474
1.55%, 1/12/2018	1,656,000	1,661,032
2.00%, 1/14/2019	2,000,000	2,021,185
EI du Pont de Nemours & Co.:
5.75%, 3/15/2019	100,000	110,192
6.00%, 7/15/2018	6,195,000	6,697,773
Lubrizol Corp. 8.88%, 2/1/2019	2,000,000	2,335,571
LyondellBasell Industries NV 5.00%, 4/15/2019	8,000,000	8,579,824
Monsanto Co. 5.13%, 4/15/2018	1,699,000	1,789,417
Potash Corp. of Saskatchewan, Inc.:
3.25%, 12/1/2017	2,474,000	2,523,580
6.50%, 5/15/2019	3,000,000	3,357,323
Praxair, Inc.:
1.05%, 11/7/2017	511,000	510,556
1.25%, 11/7/2018	100,000	100,084
Rohm & Haas Co. 6.00%, 9/15/2017	2,001,000	2,085,910
RPM International, Inc. 6.50%, 2/15/2018 (a)	625,000	660,591
Sherwin-Williams Co. 1.35%, 12/15/2017	1,704,000	1,706,239
Valspar Corp. 7.25%, 6/15/2019	500,000	565,575

		56,852,073

COMMERCIAL SERVICES — 0.5%
Board of Trustees of The Leland Stanford Junior University 4.75%, 5/1/2019	115,000	124,965
Catholic Health Initiatives:
1.60%, 11/1/2017	556,000	556,835
2.60%, 8/1/2018	1,790,000	1,815,382
Princeton University 4.95%, 3/1/2019	3,000,000	3,257,675
S&P Global, Inc.:
2.50%, 8/15/2018	4,575,000	4,645,557
5.90%, 11/15/2017	1,300,000	1,372,046
Total System Services, Inc. 2.38%, 6/1/2018	2,329,000	2,346,675
Western Union Co.:
2.88%, 12/10/2017	2,318,000	2,338,734
5.93%, 10/1/2016	2,969,000	2,969,000

Yale University Series MTN, 2.09%, 4/15/2019	2,100,000	2,150,297

		21,577,166

CONSTRUCTION MATERIALS — 0.0%(c)
CRH America, Inc. 8.13%, 7/15/2018	1,005,000	1,112,416
Martin Marietta Materials, Inc. 6.60%, 4/15/2018	255,000	269,375

		1,381,791

DISTRIBUTION & WHOLESALE — 0.0% (c)
Ingram Micro, Inc. 5.25%, 9/1/2017	1,400,000	1,437,745

DIVERSIFIED FINANCIAL SERVICES — 4.6%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.75%, 5/15/2019	10,075,000	10,289,094
Air Lease Corp.:
2.13%, 1/15/2018	2,009,000	2,008,606
2.13%, 1/15/2020 (d)	2,000,000	1,995,532
2.63%, 9/4/2018	2,550,000	2,572,705
3.38%, 1/15/2019	1,000,000	1,025,666
5.63%, 4/1/2017	3,708,000	3,771,229
American Express Co.:
1.55%, 5/22/2018	4,420,000	4,422,870
6.15%, 8/28/2017	4,533,000	4,724,102
7.00%, 3/19/2018	7,708,000	8,313,683
American Express Credit Corp.:
2.13%, 7/27/2018	2,450,000	2,478,311
2.13%, 3/18/2019	200,000	202,593
Series GMTN, 2.25%, 8/15/2019	2,600,000	2,646,769
Series MTN, 1.80%, 7/31/2018	4,717,000	4,742,972
Series MTN, 1.88%, 11/5/2018	8,520,000	8,581,464
Bear Stearns Cos. LLC:
4.65%, 7/2/2018	1,196,000	1,259,639
6.40%, 10/2/2017	11,425,000	11,975,478
7.25%, 2/1/2018	8,882,000	9,552,270
BlackRock, Inc. 6.25%, 9/15/2017	1,658,000	1,737,148
Capital One Bank USA NA:
1.30%, 6/5/2017	1,900,000	1,899,730
2.15%, 11/21/2018	2,600,000	2,625,664
2.25%, 2/13/2019	700,000	708,957
8.80%, 7/15/2019	280,000	328,241
Charles Schwab Corp. 1.50%, 3/10/2018	2,185,000	2,192,059
Discover Financial Services 6.45%, 6/12/2017	1,500,000	1,547,971
Franklin Resources, Inc. 1.38%, 9/15/2017	1,225,000	1,226,919
GE Capital International Funding Co.
2.34%, 11/15/2020	19,000,000	19,511,445
General Electric Capital Corp.
Series GMTN, 6.00%, 8/7/2019	3,600,000	4,061,404
General Electric Co.:
1.63%, 4/2/2018	2,132,000	2,149,930
Series GMTN, 2.30%, 1/14/2019	2,500,000	2,557,456
Series GMTN, 5.63%, 5/1/2018	2,495,000	2,668,454
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	2,291,000	2,343,363

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

International Lease Finance Corp.:
3.88%, 4/15/2018	$3,000,000	$3,075,000
6.25%, 5/15/2019	4,000,000	4,330,000
7.13%, 9/1/2018 (e)	4,125,000	4,501,406
8.88%, 9/1/2017	2,500,000	2,640,625
Jefferies Group LLC 5.13%, 4/13/2018	6,005,000	6,258,222
Legg Mason, Inc. 2.70%, 7/15/2019	100,000	101,408
MasterCard, Inc. 2.00%, 4/1/2019	200,000	203,055
Nasdaq, Inc. 5.25%, 1/16/2018	1,600,000	1,672,022
National Rural Utilities Cooperative Finance Corp.:
1.10%, 1/27/2017	2,000,000	2,000,560
1.65%, 2/8/2019	3,205,000	3,222,991
2.15%, 2/1/2019	4,700,000	4,765,617
5.45%, 2/1/2018	1,206,000	1,270,116
10.38%, 11/1/2018	18,000	21,260
Nomura Holdings, Inc. Series GMTN, 2.75%, 3/19/2019	4,631,000	4,716,823
NYSE Holdings LLC 2.00%, 10/5/2017	3,779,000	3,807,027
Synchrony Financial 2.60%, 1/15/2019	6,850,000	6,934,293
Visa, Inc. 1.20%, 12/14/2017	5,077,000	5,092,768

		180,734,917

ELECTRIC — 4.4%
Alabama Power Co. Series Q, 5.50%, 10/15/2017	246,000	256,915
Ameren Corp. 2.70%, 11/15/2020	3,040,000	3,111,048
Ameren Illinois Co. 6.13%, 11/15/2017	870,000	917,511
American Electric Power Co., Inc. 1.65%, 12/15/2017	2,775,000	2,776,237
Appalachian Power Co. Series K, 5.00%, 6/1/2017	862,000	883,314
Berkshire Hathaway Energy Co.: 2.00%, 11/15/2018	2,000,000	2,024,865
5.75%, 4/1/2018	4,283,000	4,562,603
Black Hills Corp. 2.50%, 1/11/2019	900,000	912,848
Cleveland Electric Illuminating Co.:
8.88%, 11/15/2018	900,000	1,032,388
Series D, 7.88%, 11/1/2017	1,565,000	1,667,304
CMS Energy Corp.:
5.05%, 2/15/2018	1,254,000	1,313,526
8.75%, 6/15/2019	1,405,000	1,662,639
Commonwealth Edison Co. 5.80%, 3/15/2018	1,896,000	2,019,766
Connecticut Light & Power Co. 5.65%, 5/1/2018	400,000	426,462
Consolidated Edison Co. of New York, Inc.:
7.13%, 12/1/2018	1,707,000	1,913,257
Series 08-A, 5.85%, 4/1/2018	3,058,000	3,258,851
Consumers Energy Co.:
5.65%, 9/15/2018	50,000	54,025
6.13%, 3/15/2019	1,775,000	1,980,102
Dominion Resources, Inc.:
1.90%, 6/15/2018	2,650,000	2,664,216
2.96%, 7/1/2019 (b)	2,000,000	2,038,996

5.20%, 8/15/2019	25,000	27,371
6.40%, 6/15/2018	5,550,000	5,987,531
Series B, 1.60%, 8/15/2019	3,300,000	3,294,779
DTE Energy Co. 1.50%, 10/1/2019 (d)	3,250,000	3,247,509
Duke Energy Carolinas LLC:
5.10%, 4/15/2018	1,562,000	1,650,672
5.25%, 1/15/2018	1,650,000	1,731,708
Series C, 7.00%, 11/15/2018	3,709,000	4,138,465
Duke Energy Corp.:
1.63%, 8/15/2017	2,533,000	2,540,553
2.10%, 6/15/2018	1,506,000	1,522,616
6.25%, 6/15/2018 (a)	1,197,000	1,293,215
Duke Energy Florida LLC 5.65%, 6/15/2018	506,000	542,914
Duke Energy Ohio, Inc. 5.45%, 4/1/2019	75,000	82,250
Duke Energy Progress LLC 5.30%, 1/15/2019	4,500,000	4,898,527
Edison International 3.75%, 9/15/2017	2,205,000	2,255,926
Emera US Finance L.P. 2.15%, 6/15/2019 (e)	1,660,000	1,672,347
Entergy Texas, Inc. 7.13%, 2/1/2019	909,000	1,015,176
Eversource Energy 1.45%, 5/1/2018	1,787,000	1,788,601
Exelon Corp. 1.55%, 6/9/2017	3,449,000	3,451,597
Exelon Generation Co. LLC 6.20%, 10/1/2017	1,879,000	1,962,308
Florida Power & Light Co. 5.55%, 11/1/2017	975,000	1,019,859
Georgia Power Co.:
1.95%, 12/1/2018	2,739,000	2,777,517
5.40%, 6/1/2018	100,000	106,377
Jersey Central Power & Light Co. 5.65%, 6/1/2017	1,260,000	1,293,939
Kansas City Power & Light Co.:
6.38%, 3/1/2018	236,000	250,656
Series 09A, 7.15%, 4/1/2019	200,000	226,062
MidAmerican Energy Co.:
2.40%, 3/15/2019	4,590,000	4,707,976
5.30%, 3/15/2018	1,850,000	1,955,531
Nevada Power Co.:
7.13%, 3/15/2019	100,000	113,624
Series O, 6.50%, 5/15/2018	330,000	356,842
NextEra Energy Capital Holdings, Inc.:
1.65%, 9/1/2018	2,565,000	2,572,694
2.30%, 4/1/2019	2,085,000	2,109,027
Series F, 2.06%, 9/1/2017	4,987,000	5,018,515
NiSource Finance Corp. 6.40%, 3/15/2018	3,696,000	3,946,907
NSTAR Electric Co. 5.63%, 11/15/2017	1,118,000	1,168,988
Ohio Power Co. 6.05%, 5/1/2018	2,050,000	2,180,729
Oncor Electric Delivery Co. LLC:
5.00%, 9/30/2017	1,828,000	1,894,621
6.80%, 9/1/2018	3,731,000	4,089,791
Pacific Gas & Electric Co.:
5.63%, 11/30/2017	4,173,000	4,385,243
8.25%, 10/15/2018	1,887,000	2,137,330

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

PacifiCorp 5.65%, 7/15/2018	$306,000	$329,798
PECO Energy Co. 5.35%, 3/1/2018	1,190,000	1,254,666
PG&E Corp. 2.40%, 3/1/2019	150,000	152,716
PPL Capital Funding, Inc. 1.90%, 6/1/2018	100,000	100,483
Progress Energy, Inc. 7.05%, 3/15/2019	2,000,000	2,257,468
PSEG Power LLC 2.45%, 11/15/2018	4,525,000	4,551,073
Public Service Co. of Colorado 5.80%, 8/1/2018	1,100,000	1,185,622
Public Service Co. of New Mexico 7.95%, 5/15/2018	1,000,000	1,093,469
Public Service Electric & Gas Co. Series MTN, 5.30%, 5/1/2018	300,000	318,940
South Carolina Electric & Gas Co. 6.50%, 11/1/2018 (a)	1,200,000	1,319,482
Southern California Edison Co. 5.50%, 8/15/2018	430,000	463,795
Southern Co.:
1.55%, 7/1/2018	3,750,000	3,760,977
1.85%, 7/1/2019	4,125,000	4,152,973
2.45%, 9/1/2018	1,962,000	2,000,461
2.75%, 6/15/2020	875,000	902,045
Southern Power Co.:
1.85%, 12/1/2017	1,605,000	1,610,358
Series 15A, 1.50%, 6/1/2018	3,750,000	3,751,242
Southwestern Electric Power Co.:
6.45%, 1/15/2019	2,000,000	2,193,524
Series F, 5.88%, 3/1/2018	300,000	316,848
Southwestern Public Service Co. Series G, 8.75%, 12/1/2018	300,000	342,995
Tampa Electric Co. 6.10%, 5/15/2018	1,320,000	1,405,939
TECO Finance, Inc. 6.57%, 11/1/2017	1,700,000	1,780,417
TransAlta Corp.:
1.90%, 6/3/2017	3,210,000	3,212,279
6.90%, 5/15/2018	1,800,000	1,881,000
Virginia Electric & Power Co.:
1.20%, 1/15/2018	295,000	294,137
5.40%, 4/30/2018	1,953,000	2,072,156
WEC Energy Group, Inc. 1.65%, 6/15/2018 (a)	2,860,000	2,868,165
Wisconsin Electric Power Co. 1.70%, 6/15/2018	160,000	160,282
Wisconsin Public Service Corp. 1.65%, 12/4/2018	3,350,000	3,365,746
Xcel Energy, Inc. 1.20%, 6/1/2017	3,325,000	3,318,546

		173,310,768

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
5.25%, 10/15/2018	1,500,000	1,616,952
5.38%, 10/15/2017	575,000	599,956
Hubbell, Inc. 5.95%, 6/1/2018	1,100,000	1,174,413

		3,391,321

ELECTRONICS — 0.7%
Amphenol Corp.:
1.55%, 9/15/2017	1,950,000	1,950,743
2.55%, 1/30/2019	131,000	133,805
Arrow Electronics, Inc. 3.00%, 3/1/2018	1,145,000	1,159,948
Corning, Inc.:
1.45%, 11/15/2017 (a)	1,375,000	1,372,564
1.50%, 5/8/2018	1,900,000	1,898,210
Fortive Corp. 1.80%, 6/15/2019 (e)	1,125,000	1,127,765
Honeywell International, Inc.:
5.00%, 2/15/2019	4,250,000	4,620,655
5.30%, 3/1/2018	4,289,000	4,544,025
Jabil Circuit, Inc. 8.25%, 3/15/2018	2,000,000	2,170,000
Koninklijke Philips NV 5.75%, 3/11/2018	4,862,000	5,166,267
Thermo Fisher Scientific, Inc. 1.85%, 1/15/2018	1,690,000	1,699,463

		25,843,445

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc. 3.80%, 5/15/2018	2,860,000	2,964,554
Waste Management, Inc. 6.10%, 3/15/2018	1,887,000	2,018,318

		4,982,872

FOOD — 1.5%
Campbell Soup Co. 4.50%, 2/15/2019	1,300,000	1,389,707
ConAgra Foods, Inc.:
1.90%, 1/25/2018	4,940,000	4,961,799
5.82%, 6/15/2017	4,000,000	4,114,368
General Mills, Inc.:
1.40%, 10/20/2017	1,588,000	1,592,814
5.65%, 2/15/2019	4,000,000	4,381,792
Hershey Co. 1.60%, 8/21/2018	1,655,000	1,668,577
JM Smucker Co. 1.75%, 3/15/2018	2,358,000	2,369,524
Kellogg Co. 3.25%, 5/21/2018	220,000	226,535
Kraft Heinz Foods Co.:
2.00%, 7/2/2018	6,455,000	6,517,351
2.80%, 7/2/2020	750,000	777,231
6.13%, 8/23/2018	2,775,000	3,010,546
Kroger Co.:
2.00%, 1/15/2019	3,125,000	3,165,201
2.20%, 1/15/2017	1,785,000	1,790,355
Series GMTN, 1.50%, 9/30/2019 (d)	2,915,000	2,915,311
McCormick & Co., Inc. 5.75%, 12/15/2017	900,000	948,743
Mondelez International, Inc.:
2.25%, 2/1/2019	4,745,000	4,819,590
6.13%, 2/1/2018	2,206,000	2,339,846
6.13%, 8/23/2018	117,000	126,931
Sysco Corp.:
1.90%, 4/1/2019	3,075,000	3,097,794
5.25%, 2/12/2018	1,330,000	1,396,884
Tyson Foods, Inc. 2.65%, 8/15/2019	975,000	1,000,757
Unilever Capital Corp.:
2.20%, 3/6/2019	3,500,000	3,581,346
4.80%, 2/15/2019	3,250,000	3,516,707

		59,709,709

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 7.25%, 7/29/2019	$3,809,000	$4,342,527
International Paper Co. 7.95%, 6/15/2018	202,000	223,636

		4,566,163

GAS — 0.3%
Atmos Energy Corp. 6.35%, 6/15/2017	1,015,000	1,049,090
CenterPoint Energy Resources Corp.:
6.13%, 11/1/2017	625,000	652,760
Series MTN, 6.00%, 5/15/2018	1,992,000	2,116,548
CenterPoint Energy, Inc. 6.50%, 5/1/2018	1,215,000	1,298,202
National Fuel Gas Co. 6.50%, 4/15/2018	1,500,000	1,581,620
ONE Gas, Inc. 2.07%, 2/1/2019	566,000	573,407
Sempra Energy:
6.15%, 6/15/2018	2,961,000	3,195,084
9.80%, 2/15/2019	49,000	58,192
Southern California Gas Co.:
1.55%, 6/15/2018	1,850,000	1,857,471
Series HH, 5.45%, 4/15/2018	1,000,000	1,056,566

		13,438,940

HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc. 4.25%, 1/15/2018	570,000	589,854
Stanley Black & Decker, Inc. 2.45%, 11/17/2018	2,456,000	2,501,630

		3,091,484

HEALTH CARE PRODUCTS — 1.2%
Becton Dickinson and Co.:
1.80%, 12/15/2017	4,401,000	4,424,074
2.68%, 12/15/2019	2,750,000	2,835,325
5.00%, 5/15/2019	200,000	216,711
Boston Scientific Corp. 2.65%, 10/1/2018	2,900,000	2,956,281
Covidien International Finance SA 6.00%, 10/15/2017	4,569,000	4,799,145
CR Bard, Inc. 1.38%, 1/15/2018	2,540,000	2,540,489
Danaher Corp. 1.65%, 9/15/2018	2,075,000	2,092,611
Edwards Lifesciences Corp. 2.88%, 10/15/2018	510,000	520,828
Medtronic, Inc.:
1.38%, 4/1/2018	4,000,000	4,009,815
1.50%, 3/15/2018	4,342,000	4,363,274
5.60%, 3/15/2019	400,000	440,141
St Jude Medical, Inc. 2.00%, 9/15/2018	2,500,000	2,523,538
Stryker Corp.:
1.30%, 4/1/2018	1,552,000	1,552,933
2.00%, 3/8/2019	4,745,000	4,798,525
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/2018	1,990,000	2,011,009
2.40%, 2/1/2019	4,230,000	4,294,845
Zimmer Biomet Holdings, Inc. 2.00%, 4/1/2018	4,108,000	4,125,603

		48,505,147

HEALTH CARE SERVICES — 1.4%
Aetna, Inc.:
1.50%, 11/15/2017	2,128,000	2,126,587
1.70%, 6/7/2018	3,530,000	3,544,045
1.90%, 6/7/2019	7,595,000	7,649,290
2.20%, 3/15/2019	820,000	830,905
Anthem, Inc.:
1.88%, 1/15/2018	2,965,000	2,982,546
2.30%, 7/15/2018	3,453,000	3,494,843
7.00%, 2/15/2019	3,490,000	3,907,216
Humana, Inc.:
6.30%, 8/1/2018	1,800,000	1,951,875
7.20%, 6/15/2018	1,709,000	1,870,565
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017	3,177,000	3,197,911
2.50%, 11/1/2018	1,625,000	1,651,171
Quest Diagnostics, Inc. 2.70%, 4/1/2019	300,000	306,747
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	1,255,000	1,258,754
1.40%, 12/15/2017	2,778,000	2,787,627
1.70%, 2/15/2019	9,100,000	9,157,830
1.90%, 7/16/2018	4,965,000	5,014,953
6.00%, 2/15/2018	2,481,000	2,642,223

		54,375,088

HOLDING COMPANIES-DIVERS — 0.0% (c)
MUFG Americas Holdings Corp. 1.63%, 2/9/2018	1,600,000	1,598,826

HOME BUILDERS — 0.1%
DR Horton, Inc. 3.75%, 3/1/2019	3,510,000	3,654,963

HOME FURNISHINGS — 0.1%
Whirlpool Corp. 1.65%, 11/1/2017	2,385,000	2,390,881

HOUSEHOLD PRODUCTS — 0.3%
Colgate-Palmolive Co.:
Series MTN, 0.90%, 5/1/2018	315,000	315,200
Series MTN, 1.50%, 11/1/2018	5,000,000	5,050,428
Procter & Gamble Co.:
1.60%, 11/15/2018	1,000	1,011
1.90%, 11/1/2019	50,000	50,940
4.70%, 2/15/2019	6,525,000	7,058,041

		12,475,620

HOUSEHOLD PRODUCTS & WARES — 0.2%
Clorox Co. 5.95%, 10/15/2017	1,950,000	2,043,058
Kimberly-Clark Corp.:
1.40%, 2/15/2019	2,151,000	2,162,213

6.25%, 7/15/2018	3,607,000	3,920,982
7.50%, 11/1/2018	300,000	337,709

		8,463,962

HOUSEWARES — 0.1%
Newell Brands, Inc.:
2.15%, 10/15/2018	1,500,000	1,516,196
2.60%, 3/29/2019	4,120,000	4,212,585

		5,728,781

INSURANCE — 2.2%
Aflac, Inc. 2.65%, 2/15/2017	1,202,000	1,208,546

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Allstate Corp. 7.45%, 5/16/2019	$1,100,000	$1,254,767
American International Group, Inc.:
2.30%, 7/16/2019	4,955,000	5,036,462
Series MTN, 5.85%, 1/16/2018	4,382,000	4,621,376
Assurant, Inc. 2.50%, 3/15/2018	1,750,000	1,760,991
Berkshire Hathaway Finance Corp.:
1.30%, 5/15/2018	2,000,000	2,003,215
1.30%, 8/15/2019	8,145,000	8,118,384
1.45%, 3/7/2018	4,550,000	4,573,259
1.70%, 3/15/2019	4,575,000	4,612,834
2.00%, 8/15/2018	611,000	619,229
5.40%, 5/15/2018 (a)	4,939,000	5,266,286
Berkshire Hathaway, Inc.:
1.15%, 8/15/2018	2,275,000	2,269,562
1.55%, 2/9/2018	3,311,000	3,331,896
2.10%, 8/14/2019	100,000	101,915
Chubb Corp. 5.75%, 5/15/2018	1,920,000	2,056,376
Chubb INA Holdings, Inc. 5.80%, 3/15/2018	705,000	750,492
Hartford Financial Services Group, Inc.:
6.30%, 3/15/2018	1,678,000	1,783,245
Series MTN, 6.00%, 1/15/2019	100,000	108,958
Lincoln National Corp. 8.75%, 7/1/2019	1,281,000	1,507,538
Marsh & McLennan Cos., Inc. Series MTN, 2.55%, 10/15/2018	136,000	138,321
MetLife, Inc.:
1.76%, 12/15/2017	3,017,000	3,031,362
1.90%, 12/15/2017	3,350,000	3,367,827
7.72%, 2/15/2019	1,250,000	1,428,001
Series A, 6.82%, 8/15/2018	5,064,000	5,563,156
PartnerRe Finance A LLC 6.88%, 6/1/2018	4,210,000	4,562,065
Principal Financial Group, Inc. 1.85%, 11/15/2017	512,000	515,070
Prudential Financial, Inc.:
Series D, 7.38%, 6/15/2019	4,025,000	4,623,311
Series MTN, 2.30%, 8/15/2018	1,825,000	1,851,520
Series MTN, 6.00%, 12/1/2017	776,000	816,129
Travelers Cos. Inc. 5.90%, 6/2/2019	100,000	111,312
Travelers Cos., Inc.:
5.80%, 5/15/2018	253,000	270,961
Series MTN, 5.75%, 12/15/2017	4,085,000	4,301,173
Voya Financial, Inc. 2.90%, 2/15/2018	3,378,000	3,436,895
XLIT, Ltd. 2.30%, 12/15/2018	200,000	202,326

		85,204,760

INTERNET — 0.7%
Alibaba Group Holding, Ltd. 1.63%, 11/28/2017	4,263,000	4,267,228
Amazon.com, Inc.:
1.20%, 11/29/2017	1,872,000	1,877,182
2.60%, 12/5/2019	1,392,000	1,443,423
Baidu, Inc.:
2.25%, 11/28/2017	1,200,000	1,208,661
2.75%, 6/9/2019	4,000,000	4,078,335
3.25%, 8/6/2018	3,481,000	3,565,997

eBay, Inc.:
2.20%, 8/1/2019	6,350,000	6,421,863
2.50%, 3/9/2018	2,340,000	2,372,858
Expedia, Inc. 7.46%, 8/15/2018	2,510,000	2,762,320

		27,997,867

INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp. 4.88%, 11/30/2018	3,668,000	3,821,924
Prospect Capital Corp. 5.00%, 7/15/2019	2,500,000	2,517,151

		6,339,075

IRON/STEEL — 0.1%
Nucor Corp.:
5.75%, 12/1/2017	1,606,000	1,677,734
5.85%, 6/1/2018	2,180,000	2,327,636
Vale Overseas, Ltd. 5.63%, 9/15/2019 (a)	500,000	528,750

		4,534,120

IT SERVICES — 2.6%
Apple, Inc.:
1.00%, 5/3/2018	13,505,000	13,481,759
1.10%, 8/2/2019	7,000,000	6,967,636
1.30%, 2/23/2018	1,500,000	1,504,770
1.70%, 2/22/2019	3,470,000	3,508,607
2.10%, 5/6/2019	6,685,000	6,828,637
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.48%, 6/1/2019 (e)	10,230,000	10,514,489
4.42%, 6/15/2021 (e)	5,200,000	5,434,317
Hewlett Packard Enterprise Co.:
2.45%, 10/5/2017 (e)	6,350,000	6,403,313
2.85%, 10/5/2018 (e)	10,970,000	11,174,790
International Business Machines Corp.:
1.13%, 2/6/2018	5,400,000	5,410,478
1.25%, 2/8/2018	4,020,000	4,034,569
1.80%, 5/17/2019	5,930,000	6,009,920
1.88%, 5/15/2019 (a)	4,000,000	4,058,425
1.95%, 2/12/2019 (a)	1,831,000	1,859,621
7.63%, 10/15/2018	5,156,000	5,797,837
Lexmark International, Inc. 6.65%, 6/1/2018 (a)	4,000,000	4,228,073
NetApp, Inc. 2.00%, 12/15/2017	2,994,000	2,997,182
Seagate HDD Cayman 3.75%, 11/15/2018	3,205,000	3,277,112

		103,491,535

LEISURE TIME — 0.1%
Carnival Corp. 1.88%, 12/15/2017	2,840,000	2,855,728

LODGING — 0.2%
Marriott International, Inc. 3.00%, 3/1/2019	4,700,000	4,836,930
Starwood Hotels & Resorts Worldwide LLC 6.75%, 5/15/2018	2,443,000	2,641,179
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	707,000	713,870
2.95%, 3/1/2017	580,000	582,651

		8,774,630

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

MACHINERY, CONSTRUCTION & MINING — 0.7%
Caterpillar Financial Services Corp.:
Series G, 1.25%, 11/6/2017	$2,820,000	$2,824,303
Series G, 2.45%, 9/6/2018	1,800,000	1,837,270
Series GMTN, 1.50%, 2/23/2018	2,635,000	2,647,368
Series MTN, 1.30%, 3/1/2018	1,010,000	1,011,986
Series MTN, 1.35%, 5/18/2019 (a)	4,150,000	4,143,963
Series MTN, 1.80%, 11/13/2018	2,700,000	2,721,899
Series MTN, 2.00%, 3/5/2020	875,000	885,354
Series MTN, 2.10%, 6/9/2019	4,000,000	4,060,188
Series MTN, 7.15%, 2/15/2019	3,805,000	4,299,663
Caterpillar, Inc. 7.90%, 12/15/2018	1,811,000	2,060,211

		26,492,205

MACHINERY-DIVERSIFIED — 0.9%
John Deere Capital Corp.:
1.20%, 10/10/2017	2,914,000	2,918,163
1.30%, 3/12/2018	2,250,000	2,252,588
Series MTN, 1.25%, 10/9/2019	4,600,000	4,573,354
Series MTN, 1.35%, 1/16/2018	2,598,000	2,601,989
Series MTN, 1.55%, 12/15/2017	2,414,000	2,426,688
Series MTN, 1.60%, 7/13/2018	3,529,000	3,547,616
Series MTN, 1.75%, 8/10/2018	4,875,000	4,914,275
Series MTN, 1.95%, 12/13/2018	16,000	16,204
Series MTN, 1.95%, 1/8/2019	3,565,000	3,610,510
Series MTN, 1.95%, 3/4/2019	1,000,000	1,012,434
Series MTN, 2.30%, 9/16/2019	500,000	511,584
Series MTN, 5.35%, 4/3/2018	8,000	8,493
Series MTN, 5.75%, 9/10/2018	444,000	481,227
Rockwell Automation, Inc. 5.65%, 12/1/2017	1,000,000	1,048,876
Roper Technologies, Inc.:
1.85%, 11/15/2017	1,946,000	1,950,093
2.05%, 10/1/2018	2,137,000	2,156,721

		34,030,815

MEDIA — 2.2%
21st Century Fox America, Inc.:
6.90%, 3/1/2019	3,225,000	3,622,288
7.25%, 5/18/2018	675,000	737,162
8.25%, 8/10/2018	400,000	448,819
CBS Corp.:
1.95%, 7/1/2017	2,000,000	2,007,644
2.30%, 8/15/2019	875,000	885,024
Comcast Corp.:
5.70%, 5/15/2018	3,715,000	3,981,507
5.70%, 7/1/2019	1,600,000	1,784,638
5.88%, 2/15/2018	3,500,000	3,728,457
6.30%, 11/15/2017	4,966,000	5,255,487
Grupo Televisa SAB 6.00%, 5/15/2018	350,000	373,373
Historic TW, Inc. 6.88%, 6/15/2018	3,005,000	3,277,523
RELX Capital, Inc. 8.63%, 1/15/2019	2,475,000	2,844,372
Thomson Reuters Corp.:
1.65%, 9/29/2017	2,656,000	2,662,288
6.50%, 7/15/2018	4,880,000	5,303,563
Time Warner Cable LLC:
6.75%, 7/1/2018	5,600,000	6,081,373
8.25%, 4/1/2019	9,400,000	10,819,134
8.75%, 2/14/2019	5,170,000	5,973,932

Time Warner, Inc. 2.10%, 6/1/2019	300,000	304,084
Time Warner., Inc. 7.25%, 10/15/2017	2,376,000	2,517,322
Viacom, Inc.:
2.25%, 2/4/2022	1,750,000	1,741,600
2.50%, 9/1/2018	1,132,000	1,142,807
6.13%, 10/5/2017	4,020,000	4,193,032
Walt Disney Co.:
1.65%, 1/8/2019	2,725,000	2,751,967
Series B, 5.88%, 12/15/2017	1,500,000	1,587,207
Series GMTN, 1.50%, 9/17/2018	2,126,000	2,139,996
Series GMTN, 1.85%, 5/30/2019	3,500,000	3,555,167
Series MTN, 0.88%, 7/12/2019	2,420,000	2,395,507
Series MTN, 1.10%, 12/1/2017	3,540,000	3,547,801

		85,663,074

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp. 1.25%, 1/15/2018	1,814,000	1,818,870

MINING — 0.6%
Barrick Gold Corp. 6.95%, 4/1/2019	400,000	448,817
BHP Billiton Finance USA, Ltd.:
2.05%, 9/30/2018	3,720,000	3,763,088
3.25%, 11/21/2021	5,000,000	5,330,581
6.50%, 4/1/2019	1,000,000	1,120,233
Freeport-McMoRan, Inc. 2.38%, 3/15/2018 (e)	50,000	49,250
Goldcorp, Inc. 2.13%, 3/15/2018	2,256,000	2,264,555
Rio Tinto Finance USA, Ltd.:
3.50%, 11/2/2020	4,000,000	4,251,496
4.13%, 5/20/2021	500,000	548,126
9.00%, 5/1/2019	6,128,000	7,257,850

		25,033,996

MISCELLANEOUS MANUFACTURER — 1.1%
3M Co.:
Series MTN, 1.38%, 8/7/2018	2,145,000	2,154,608
Series MTN, 1.63%, 6/15/2019	3,200,000	3,233,827
Crane Co. 2.75%, 12/15/2018	2,320,000	2,364,409
Dover Corp. 5.45%, 3/15/2018	1,000,000	1,056,513
Eaton Corp.:
1.50%, 11/2/2017	4,730,000	4,734,584
5.60%, 5/15/2018	2,100,000	2,243,419
General Electric Co.:
5.25%, 12/6/2017	12,923,000	13,548,638
Series GMTN, 1.60%, 11/20/2017	1,402,000	1,412,913
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019	3,500,000	3,595,362
6.88%, 8/15/2018	500,000	548,352
Parker-Hannifin Corp. Series MTN, 5.50%, 5/15/2018	1,200,000	1,279,433
Pentair Finance SA:
1.88%, 9/15/2017	1,917,000	1,917,275
2.90%, 9/15/2018	2,000,000	2,028,200
Textron, Inc. 5.60%, 12/1/2017	1,245,000	1,297,432
Tyco Electronics Group SA:
2.38%, 12/17/2018	1,801,000	1,824,044
6.55%, 10/1/2017	2,092,000	2,197,340

		45,436,349

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc.:
4.75%, 5/15/2018	$400,000	$414,473
6.25%, 3/15/2019	4,500,000	4,879,664
Xerox Corp. 6.35%, 5/15/2018	5,610,000	5,946,599

		11,240,736

OIL & GAS — 6.1%
Anadarko Petroleum Corp. 4.85%, 3/15/2021	3,000,000	3,220,334
Apache Corp. 6.90%, 9/15/2018	4,119,000	4,485,327
BP Capital Markets PLC:
1.38%, 11/6/2017	4,082,000	4,087,110
1.38%, 5/10/2018	4,864,000	4,857,474
1.67%, 2/13/2018	4,360,000	4,387,351
1.68%, 5/3/2019	4,929,000	4,941,389
2.24%, 5/10/2019	3,100,000	3,148,128
2.24%, 9/26/2018	4,656,000	4,722,394
4.75%, 3/10/2019	250,000	268,617
British Transco Finance, Inc. 6.63%, 6/1/2018	1,600,000	1,725,885
Canadian Natural Resources, Ltd.:
1.75%, 1/15/2018	2,926,000	2,910,819
5.90%, 2/1/2018	1,700,000	1,781,926
Chevron Corp.:
1.10%, 12/5/2017	4,342,000	4,341,738
1.34%, 11/9/2017	4,675,000	4,689,569
1.35%, 11/15/2017	5,097,000	5,118,868
1.37%, 3/2/2018	5,251,000	5,269,834
1.56%, 5/16/2019	5,850,000	5,862,673
1.72%, 6/24/2018	7,311,000	7,359,496
1.79%, 11/16/2018	5,127,000	5,173,055
4.95%, 3/3/2019	5,883,000	6,367,422
ConocoPhillips Co.:
1.05%, 12/15/2017	2,700,000	2,678,830
1.50%, 5/15/2018	3,856,000	3,846,178
5.20%, 5/15/2018	3,403,000	3,589,370
5.75%, 2/1/2019	7,609,000	8,278,607
6.65%, 7/15/2018	50,000	54,286
Encana Corp. 6.50%, 5/15/2019	2,750,000	2,976,875
EOG Resources, Inc.:
2.45%, 4/1/2020	1,420,000	1,436,624
5.63%, 6/1/2019	1,750,000	1,919,806
5.88%, 9/15/2017	1,360,000	1,416,767
EQT Corp.:
6.50%, 4/1/2018	3,861,000	4,065,955
8.13%, 6/1/2019	3,325,000	3,801,966
Exxon Mobil Corp.:
1.31%, 3/6/2018	5,741,000	5,756,878
1.44%, 3/1/2018	4,620,000	4,641,330
1.71%, 3/1/2019	8,900,000	8,980,488
1.82%, 3/15/2019	4,451,000	4,502,049
Hess Corp. 1.30%, 6/15/2017	1,100,000	1,099,992
Husky Energy, Inc. 6.20%, 9/15/2017	1,500,000	1,555,545
Marathon Oil Corp.:
5.90%, 3/15/2018	5,750,000	6,012,801
6.00%, 10/1/2017	3,061,000	3,168,953
Marathon Petroleum Corp. 2.70%, 12/14/2018	3,154,000	3,210,913

Nabors Industries, Inc.:
5.00%, 9/15/2020	2,000,000	1,960,000
6.15%, 2/15/2018	4,343,000	4,473,290
Noble Energy, Inc.:
4.15%, 12/15/2021	5,200,000	5,536,440
8.25%, 3/1/2019	750,000	857,175
Occidental Petroleum Corp. 1.50%, 2/15/2018	1,847,000	1,851,953
Petro-Canada 6.05%, 5/15/2018	4,212,000	4,503,181
Pioneer Natural Resources Co. 6.88%, 5/1/2018	3,750,000	4,029,806
Shell International Finance B.V.:
1.25%, 11/10/2017	4,525,000	4,534,463
1.38%, 5/10/2019	6,350,000	6,325,488
1.38%, 9/12/2019	9,450,000	9,408,911
1.63%, 11/10/2018	7,170,000	7,187,093
1.90%, 8/10/2018	4,400,000	4,439,424
2.00%, 11/15/2018	4,628,000	4,680,061
Suncor Energy, Inc. 6.10%, 6/1/2018	4,436,000	4,754,560
Total Capital Canada, Ltd. 1.45%, 1/15/2018	1,490,000	1,497,041
Total Capital International SA:
2.10%, 6/19/2019	4,000,000	4,066,152
2.13%, 1/10/2019	5,000,000	5,077,876
Total Capital SA 2.13%, 8/10/2018	4,022,000	4,078,285
Valero Energy Corp. 6.13%, 6/15/2017 (a)	4,082,000	4,226,548

		241,201,369

OIL & GAS SERVICES — 0.3%
Baker Hughes, Inc. 7.50%, 11/15/2018	2,745,000	3,062,594
Cameron International Corp. 1.40%, 6/15/2017	2,000,000	1,999,994
FMC Technologies, Inc. 2.00%, 10/1/2017	3,000,000	2,978,130
Halliburton Co.:
2.00%, 8/1/2018	1,200,000	1,208,051
5.90%, 9/15/2018	650,000	701,507
6.15%, 9/15/2019	500,000	560,385
National Oilwell Varco, Inc. 1.35%, 12/1/2017	1,574,000	1,566,130

		12,076,791

PHARMACEUTICALS — 5.7%
Abbott Laboratories 5.13%, 4/1/2019	4,290,000	4,672,799
AbbVie, Inc.:
1.75%, 11/6/2017	14,510,000	14,571,445
1.80%, 5/14/2018	12,058,000	12,104,133
2.00%, 11/6/2018	2,264,000	2,280,747
2.50%, 5/14/2020	3,200,000	3,260,571
Actavis Funding SCS:
1.30%, 6/15/2017	3,100,000	3,097,415
2.35%, 3/12/2018	11,473,000	11,610,494
2.45%, 6/15/2019	3,000,000	3,057,107
Actavis, Inc. 1.88%, 10/1/2017	4,992,000	5,005,098
Allergan, Inc. 1.35%, 3/15/2018	1,000,000	996,280
AstraZeneca PLC 1.75%, 11/16/2018	4,335,000	4,365,775

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Baxalta, Inc. 2.00%, 6/22/2018	$1,700,000	$1,706,900
Bristol-Myers Squibb Co. 1.75%, 3/1/2019	3,000,000	3,037,284
Cardinal Health, Inc.:
1.70%, 3/15/2018	1,396,000	1,400,816
1.95%, 6/15/2018	1,450,000	1,460,704
Eli Lilly & Co.:
1.25%, 3/1/2018	2,805,000	2,812,490
1.95%, 3/15/2019	300,000	304,870
Express Scripts Holding Co. 2.25%, 6/15/2019	4,901,000	4,961,997
GlaxoSmithKline Capital, Inc. 5.65%, 5/15/2018	9,910,000	10,589,752
Johnson & Johnson:
1.13%, 11/21/2017	2,902,000	2,909,722
1.13%, 3/1/2019	4,675,000	4,674,840
1.65%, 12/5/2018	1,069,000	1,081,394
1.88%, 12/5/2019	150,000	153,022
5.15%, 7/15/2018	3,617,000	3,878,439
McKesson Corp.:
1.40%, 3/15/2018	2,600,000	2,601,510
2.28%, 3/15/2019	4,555,000	4,632,324
Medco Health Solutions, Inc. 7.13%, 3/15/2018	4,869,000	5,250,092
Merck & Co., Inc.:
1.10%, 1/31/2018	3,828,000	3,832,559
1.30%, 5/18/2018	3,593,000	3,604,021
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	4,400,000	4,834,565
Mylan NV:
2.50%, 6/7/2019 (e)	3,875,000	3,917,575
3.00%, 12/15/2018 (e)	3,100,000	3,169,244
Mylan, Inc.:
2.55%, 3/28/2019	4,000,000	4,045,771
2.60%, 6/24/2018	640,000	648,025
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	12,250,000	13,341,660
Perrigo Co. PLC 2.30%, 11/8/2018	2,410,000	2,419,374
Pfizer, Inc.:
1.20%, 6/1/2018	3,900,000	3,899,380
1.45%, 6/3/2019	4,900,000	4,915,829
1.50%, 6/15/2018	4,807,000	4,830,482
2.10%, 5/15/2019	4,105,000	4,187,621
6.20%, 3/15/2019	15,065,000	16,794,160

Sanofi 1.25%, 4/10/2018	4,705,000	4,707,871
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	12,000,000	12,015,085
Teva Pharmaceutical Finance Netherlands III B.V.:
1.40%, 7/20/2018	8,350,000	8,318,994
1.70%, 7/19/2019	5,645,000	5,633,230
Zoetis, Inc. 1.88%, 2/1/2018	3,807,000	3,815,240

		225,408,706

PIPELINES — 2.3%
Buckeye Partners L.P.:
2.65%, 11/15/2018	3,065,000	3,094,823
6.05%, 1/15/2018	181,000	189,897

Columbia Pipeline Group, Inc. 2.45%, 6/1/2018	3,358,000	3,384,838
Enable Midstream Partners L.P. 2.40%, 5/15/2019	3,000,000	2,943,602
Enbridge Energy Partners L.P.:
4.38%, 10/15/2020	3,000,000	3,182,322
9.88%, 3/1/2019	520,000	607,681
Series B, 6.50%, 4/15/2018	1,700,000	1,807,440
Energy Transfer Partners L.P.:
2.50%, 6/15/2018	4,722,000	4,748,710
6.70%, 7/1/2018	2,456,000	2,635,395
EnLink Midstream Partners L.P. 2.70%, 4/1/2019	3,575,000	3,551,367
Enterprise Products Operating LLC:
1.65%, 5/7/2018	4,964,000	4,963,236
2.55%, 10/15/2019	2,750,000	2,803,030
6.65%, 4/15/2018	2,100,000	2,256,899
Series B, 3 Month USD LIBOR + 2.68%, 7.03%, 1/15/2068 (f)	1,200,000	1,266,000
Series L, 6.30%, 9/15/2017	2,466,000	2,577,633
Kinder Morgan Energy Partners L.P.:
2.65%, 2/1/2019	5,500,000	5,546,352
5.95%, 2/15/2018	1,749,000	1,840,552
6.00%, 2/1/2017	2,328,000	2,361,654
Kinder Morgan, Inc.:
2.00%, 12/1/2017	4,433,000	4,435,016
7.25%, 6/1/2018	680,000	734,944
Northwest Pipeline LLC 6.05%, 6/15/2018	533,000	562,315
ONEOK Partners L.P.:
2.00%, 10/1/2017	4,860,000	4,852,375
3.20%, 9/15/2018	300,000	305,146
8.63%, 3/1/2019	1,770,000	2,012,313
Panhandle Eastern Pipe Line Co. L.P.:
6.20%, 11/1/2017	1,950,000	2,002,077
7.00%, 6/15/2018	2,725,000	2,887,924
Plains All American Pipeline L.P./PAA Finance Corp. 6.50%, 5/1/2018	2,909,000	3,102,085
Questar Pipeline Co. 5.83%, 2/1/2018	250,000	263,693
Spectra Energy Capital LLC 6.20%, 4/15/2018	3,106,000	3,280,358
Tennessee Gas Pipeline Co. LLC 7.50%, 4/1/2017	1,855,000	1,906,025
TransCanada PipeLines, Ltd.:
1.63%, 11/9/2017	4,271,000	4,271,702
1.88%, 1/12/2018	374,000	375,014
3.13%, 1/15/2019	4,025,000	4,137,015
6.50%, 8/15/2018	3,511,000	3,812,726
Transcontinental Gas Pipe Line Co. LLC 6.05%, 6/15/2018	210,000	221,550
Western Gas Partners L.P.
2.60%, 8/15/2018	2,595,000	2,596,817

		91,520,526

REAL ESTATE — 0.0% (c)
Prologis L.P. 2.75%, 2/15/2019	400,000	409,603

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

REAL ESTATE INVESTMENT TRUSTS — 1.7%
American Tower Corp.:
3.40%, 2/15/2019	$4,517,000	$4,689,772
4.50%, 1/15/2018	4,927,000	5,117,496
Boston Properties L.P. 3.70%, 11/15/2018	3,100,000	3,231,144
Brandywine Operating Partnership L.P.:
4.95%, 4/15/2018	2,651,000	2,766,188
5.70%, 5/1/2017	1,603,000	1,638,053
Duke Realty L.P. 6.50%, 1/15/2018	1,073,000	1,139,640
Equity Commonwealth:
6.25%, 6/15/2017	2,230,000	2,248,893
6.65%, 1/15/2018	1,100,000	1,135,391
ERP Operating L.P. 5.75%, 6/15/2017	1,282,000	1,320,679
HCP, Inc.:
3.75%, 2/1/2019	2,000,000	2,072,057
Series MTN, 6.70%, 1/30/2018	4,395,000	4,679,180
Kilroy Realty L.P. Series MTN, 4.80%, 7/15/2018	1,305,000	1,364,970
Kimco Realty Corp. 4.30%, 2/1/2018	2,100,000	2,158,152
Liberty Property L.P. 6.63%, 10/1/2017	2,050,000	2,148,443
Mack-Cali Realty L.P. 2.50%, 12/15/2017	2,150,000	2,156,871
Realty Income Corp.:
2.00%, 1/31/2018	2,450,000	2,467,819
6.75%, 8/15/2019	25,000	28,353
Select Income REIT 2.85%, 2/1/2018	3,500,000	3,523,155
Senior Housing Properties Trust 3.25%, 5/1/2019	3,000,000	3,018,407
Simon Property Group L.P.:
2.15%, 9/15/2017	2,819,000	2,837,587
2.20%, 2/1/2019	2,101,000	2,136,422
10.35%, 4/1/2019	1,150,000	1,370,822
UDR, Inc. Series MTN, 4.25%, 6/1/2018	345,000	359,045
Ventas Realty L.P. / Ventas Capital Corp. 2.00%, 2/15/2018	2,300,000	2,307,015
Vornado Realty L.P. 2.50%, 6/30/2019	3,785,000	3,831,235
Welltower, Inc.:
2.25%, 3/15/2018	3,600,000	3,630,437
4.70%, 9/15/2017	2,650,000	2,729,894
Weyerhaeuser Co. 6.95%, 8/1/2017	2,000,000	2,084,090

		68,191,210

RETAIL — 2.5%
AutoNation, Inc. 6.75%, 4/15/2018	3,600,000	3,848,772
AutoZone, Inc. 1.63%, 4/21/2019	3,765,000	3,774,263
Best Buy Co., Inc. 5.00%, 8/1/2018	3,006,000	3,162,948
Costco Wholesale Corp.:
1.13%, 12/15/2017	2,005,000	2,011,366
1.70%, 12/15/2019	3,400,000	3,434,368
CVS Health Corp.:
1.90%, 7/20/2018	13,258,000	13,382,735

2.25%, 12/5/2018	4,717,000	4,800,491
2.25%, 8/12/2019	200,000	203,815
Dollar General Corp.:
1.88%, 4/15/2018	400,000	402,215
4.13%, 7/15/2017	2,637,000	2,696,533
Home Depot, Inc.:
2.00%, 6/15/2019	1,900,000	1,938,801
2.25%, 9/10/2018	4,500,000	4,595,823
Lowe’s Cos., Inc. 1.15%, 4/15/2019	1,900,000	1,897,802
Macy’s Retail Holdings, Inc. 7.45%, 7/15/2017	1,380,000	1,444,216
McDonald’s Corp.:
Series GMTN, 5.80%, 10/15/2017	2,949,000	3,088,324
Series MTN, 1.88%, 5/29/2019	100,000	101,167
Series MTN, 2.10%, 12/7/2018	5,231,000	5,312,883
Series MTN, 5.35%, 3/1/2018	4,844,000	5,121,298
Nordstrom, Inc. 6.25%, 1/15/2018	3,629,000	3,852,491
QVC, Inc. 3.13%, 4/1/2019	300,000	307,626
Staples, Inc. 2.75%, 1/12/2018	2,077,000	2,088,978
Starbucks Corp. 2.00%, 12/5/2018	1,298,000	1,323,219
Target Corp.:
2.30%, 6/26/2019	4,925,000	5,060,091
6.00%, 1/15/2018	3,555,000	3,776,809
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	4,750,000	4,761,896
1.95%, 12/15/2018	500,000	509,019
4.13%, 2/1/2019	4,825,000	5,158,371
5.80%, 2/15/2018	3,760,000	4,008,011
Walgreens Boots Alliance, Inc.:
1.75%, 11/17/2017	3,746,000	3,763,976
1.75%, 5/30/2018	5,115,000	5,140,990

		100,969,297

SEMICONDUCTORS — 0.6%
Altera Corp. 2.50%, 11/15/2018	2,825,000	2,904,145
Intel Corp.:
1.35%, 12/15/2017	10,005,000	10,057,693
2.45%, 7/29/2020	1,125,000	1,163,180
KLA-Tencor Corp. 2.38%, 11/1/2017	2,270,000	2,284,913
Maxim Integrated Products, Inc. 2.50%, 11/15/2018	1,006,000	1,021,442
QUALCOMM, Inc. 1.40%, 5/18/2018	5,022,000	5,021,216
Texas Instruments, Inc.:
1.00%, 5/1/2018	1,250,000	1,247,856
1.65%, 8/3/2019	400,000	403,593

		24,104,038

SOFTWARE — 1.9%
Autodesk, Inc. 1.95%, 12/15/2017	2,600,000	2,602,766
CA, Inc. 2.88%, 8/15/2018	2,000,000	2,040,890
Dun & Bradstreet Corp. 3.25%, 12/1/2017	2,350,000	2,382,046
Fidelity National Information Services, Inc.:
1.45%, 6/5/2017	3,135,000	3,136,041
2.85%, 10/15/2018	4,070,000	4,172,512
Microsoft Corp.:
0.88%, 11/15/2017	2,000,000	2,001,905

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

1.00%, 5/1/2018	$1,000,000	$999,537
1.10%, 8/8/2019	9,035,000	9,003,061
1.30%, 11/3/2018	6,370,000	6,394,981
1.63%, 12/6/2018	4,500,000	4,552,745
3.00%, 10/1/2020	625,000	661,430
4.20%, 6/1/2019	3,450,000	3,719,238
Oracle Corp.:
1.20%, 10/15/2017	9,591,000	9,619,741
2.38%, 1/15/2019	5,661,000	5,793,055
5.00%, 7/8/2019	6,400,000	7,024,261
5.75%, 4/15/2018	9,672,000	10,342,593

		74,446,802

TELECOMMUNICATIONS — 4.2%
America Movil SAB de CV 5.63%, 11/15/2017	1,524,000	1,594,379
AT&T, Inc.:
1.40%, 12/1/2017	5,465,000	5,464,375
1.60%, 2/15/2017	1,244,000	1,246,161
1.75%, 1/15/2018	3,630,000	3,643,391
2.30%, 3/11/2019	6,109,000	6,214,573
2.38%, 11/27/2018	9,100,000	9,274,134
5.50%, 2/1/2018	9,142,000	9,630,297
5.60%, 5/15/2018	1,700,000	1,812,410
5.80%, 2/15/2019	9,584,000	10,510,917
5.88%, 10/1/2019	1,005,000	1,123,259
British Telecommunications PLC:
2.35%, 2/14/2019	4,170,000	4,246,660
5.95%, 1/15/2018	4,750,000	5,024,395
Cisco Systems, Inc.:
1.40%, 2/28/2018	4,681,000	4,707,145
1.40%, 9/20/2019	5,400,000	5,411,536
1.60%, 2/28/2019	8,500,000	8,565,009
1.65%, 6/15/2018	6,050,000	6,096,871
2.13%, 3/1/2019	1,400,000	1,426,835
4.95%, 2/15/2019	9,328,000	10,116,935
Deutsche Telekom International Finance B.V.:
6.00%, 7/8/2019	1,100,000	1,230,688
6.75%, 8/20/2018	4,600,000	5,051,034
GTE Corp. 6.84%, 4/15/2018	1,043,000	1,109,935
Juniper Networks, Inc. 3.13%, 2/26/2019	1,450,000	1,480,303
Nippon Telegraph & Telephone Corp. 1.40%, 7/18/2017	1,952,000	1,955,674
Orange SA:
2.75%, 2/6/2019	500,000	514,048
5.38%, 7/8/2019	5,000,000	5,526,941
Qwest Corp. 6.50%, 6/1/2017	2,520,000	2,595,597
Rogers Communications, Inc. 6.80%, 8/15/2018	4,840,000	5,301,378
Telefonica Emisiones SAU:
3.19%, 4/27/2018	4,900,000	5,013,718
5.88%, 7/15/2019	4,220,000	4,672,863
6.22%, 7/3/2017	2,523,000	2,611,477
Verizon Communications, Inc.:
1.10%, 11/1/2017	1,322,000	1,321,863
1.38%, 8/15/2019	5,125,000	5,104,674
3.65%, 9/14/2018	10,365,000	10,816,848

5.50%, 2/15/2018	2,677,000	2,827,138
6.10%, 4/15/2018	2,780,000	2,980,007
Vodafone Group PLC:
1.50%, 2/19/2018	4,487,000	4,486,400
1.63%, 3/20/2017	2,140,000	2,142,975
4.63%, 7/15/2018	132,000	138,989
5.45%, 6/10/2019	4,125,000	4,510,050

		167,501,882

TOBACCO — 0.1%
Reynolds American, Inc. 8.13%, 6/23/2019	4,230,000	4,911,032

TOYS/GAMES/HOBBIES — 0.0% (c)
Mattel, Inc. 1.70%, 3/15/2018	900,000	902,458

TRANSPORTATION — 0.9%
Burlington Northern Santa Fe LLC 5.75%, 3/15/2018	2,892,000	3,081,745
Canadian National Railway Co.:
5.55%, 5/15/2018	1,150,000	1,228,389
5.55%, 3/1/2019	1,600,000	1,754,958
5.85%, 11/15/2017	1,435,000	1,509,809
CSX Corp.:
5.60%, 5/1/2017	2,714,000	2,781,022
6.25%, 3/15/2018	2,505,000	2,676,433
FedEx Corp. 8.00%, 1/15/2019	1,225,000	1,398,189
Norfolk Southern Corp.:
5.75%, 4/1/2018	3,056,000	3,255,502
5.90%, 6/15/2019	5,000	5,573
Ryder System, Inc.:
Series MTN, 2.45%, 11/15/2018	1,000,000	1,016,791
Series MTN, 2.50%, 3/1/2018	1,301,000	1,318,466
Series MTN, 2.55%, 6/1/2019	2,500,000	2,546,705
Series MTN, 3.50%, 6/1/2017	520,000	527,800
Union Pacific Corp.:
2.25%, 2/15/2019	500,000	509,334
5.70%, 8/15/2018	150,000	161,993
5.75%, 11/15/2017	1,142,000	1,202,245
United Parcel Service, Inc.:
1.13%, 10/1/2017	1,000,000	1,002,141
5.13%, 4/1/2019	4,450,000	4,870,086
5.50%, 1/15/2018	3,397,000	3,591,794

		34,438,975

TRUCKING & LEASING — 0.1%
GATX Corp.:
1.25%, 3/4/2017	3,165,000	3,162,835
2.50%, 3/15/2019	50,000	50,504
2.60%, 3/30/2020 (a)	625,000	631,664

		3,845,003

WATER — 0.0% (c)
American Water Capital Corp. 6.09%, 10/15/2017	129,000	134,855

TOTAL CORPORATE BONDS & NOTES (Cost $3,859,415,846)		3,872,574,921

U.S. TREASURY OBLIGATIONS — 0.1%
Treasury Notes 0.88%, 5/15/2019 (Cost $4,979,470)	5,000,000	5,002,850

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27% (g) (h)	94,545,659	$94,545,659
State Street Navigator Securities Lending Prime Portfolio (g) (i)	7,590,943	7,590,943

TOTAL SHORT-TERM INVESTMENTS (Cost $102,136,602)		102,136,602

TOTAL INVESTMENTS — 100.2%
(Cost $3,966,531,918)		3,979,714,373
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(8,182,912)

NET ASSETS — 100.0%		$3,971,531,461

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Step-up bond — Coupon rate Increases in Increments to maturity. Rate shown as of September 30, 2016. Maturity date shown is the final maturity.
(c)	Amount is less than 0.05% of net assets.
(d)	When-issued security.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.2% of net assets as of September 30, 2016, are Considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(h)	The rate shown represents the rate at September 30, 2016.
(i)	Investment of cash Collateral for securities loaned.

GMTN = Global Medium Term Note

MTN = Medium Term Note

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$1,885,136	$—	$1,885,136
Aerospace & Defense	—	34,889,907	—	34,889,907
Agriculture	—	37,076,799	—	37,076,799
Apparel	—	1,518,247	—	1,518,247
Auto Manufacturers	—	163,892,483	—	163,892,483
Auto Parts & Equipment	—	1,688,009	—	1,688,009
Banks	—	1,297,292,615	—	1,297,292,615
Beverages	—	102,381,973	—	102,381,973
Biotechnology	—	25,461,783	—	25,461,783
Chemicals	—	56,852,073	—	56,852,073
Commercial Services	—	21,577,166	—	21,577,166
Construction Materials	—	1,381,791	—	1,381,791
Distribution & Wholesale	—	1,437,745	—	1,437,745
Diversified Financial Services	—	180,734,917	—	180,734,917
Electric	—	173,310,768	—	173,310,768
Electrical Components & Equipment	—	3,391,321	—	3,391,321
Electronics	—	25,843,445	—	25,843,445
Environmental Control	—	4,982,872	—	4,982,872
Food	—	59,709,709	—	59,709,709
Forest Products & Paper	—	4,566,163	—	4,566,163
Gas	—	13,438,940	—	13,438,940
Hand & Machine Tools	—	3,091,484	—	3,091,484
Health Care Products	—	48,505,147	—	48,505,147
Health Care Services	—	54,375,088	—	54,375,088
Holding Companies-Divers	—	1,598,826	—	1,598,826
Home Builders	—	3,654,963	—	3,654,963
Home Furnishings	—	2,390,881	—	2,390,881

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Household Products	$—	$12,475,620	$—	$12,475,620
Household Products & Wares	—	8,463,962	—	8,463,962
Housewares	—	5,728,781	—	5,728,781
Insurance	—	85,204,760	—	85,204,760
Internet	—	27,997,867	—	27,997,867
Investment Company Security	—	6,339,075	—	6,339,075
Iron/Steel	—	4,534,120	—	4,534,120
IT Services	—	103,491,535	—	103,491,535
Leisure Time	—	2,855,728	—	2,855,728
Lodging	—	8,774,630	—	8,774,630
Machinery, Construction & Mining	—	26,492,205	—	26,492,205
Machinery-Diversified	—	34,030,815	—	34,030,815
Media	—	85,663,074	—	85,663,074
Metal Fabricate & Hardware	—	1,818,870	—	1,818,870
Mining	—	25,033,996	—	25,033,996
Miscellaneous Manufacturer	—	45,436,349	—	45,436,349
Office & Business Equipment	—	11,240,736	—	11,240,736
Oil & Gas	—	241,201,369	—	241,201,369
Oil & Gas Services	—	12,076,791	—	12,076,791
Pharmaceuticals	—	225,408,706	—	225,408,706
Pipelines	—	91,520,526	—	91,520,526
Real Estate	—	409,603	—	409,603
Real Estate Investment Trusts	—	68,191,210	—	68,191,210
Retail	—	100,969,297	—	100,969,297
Semiconductors	—	24,104,038	—	24,104,038
Software	—	74,446,802	—	74,446,802
Telecommunications	—	167,501,882	—	167,501,882
Tobacco	—	4,911,032	—	4,911,032
Toys/Games/Hobbies	—	902,458	—	902,458
Transportation	—	34,438,975	—	34,438,975
Trucking & Leasing	—	3,845,003	—	3,845,003
Water	—	134,855	—	134,855
U.S. Treasury Obligations	—	5,002,850	—	5,002,850
Short-Term Investments	102,136,602	—	—	102,136,602

TOTAL INVESTMENTS	$102,136,602	$3,877,577,771	$—	$3,979,714,373

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	105,809,360	$105,809,360	277,347,132	288,610,833	94,545,659	$94,545,659	$—	$—
State Street Navigator Securities Lending Prime Portfolio	44,939,175	44,939,175	101,117,983	138,466,215	7,590,943	7,590,943	20,936	—

TOTAL		$150,748,535				$102,136,602	$20,936	$—

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 99.2%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	$150,000	$150,231
3.75%, 2/15/2023	305,000	317,147
4.00%, 3/15/2022	100,000	105,806
4.20%, 4/15/2024	418,000	447,044
Omnicom Group, Inc.:
3.60%, 4/15/2026	750,000	792,060
3.63%, 5/1/2022	534,000	570,769
3.65%, 11/1/2024	550,000	583,204
4.45%, 8/15/2020	300,000	327,327
WPP Finance 2010:
3.63%, 9/7/2022	159,000	169,497
3.75%, 9/19/2024	392,500	417,603
4.75%, 11/21/2021	425,000	476,424

		4,357,112

AEROSPACE & DEFENSE — 1.1%
Boeing Capital Corp.:
2.90%, 8/15/2018	50,000	51,473
4.70%, 10/27/2019	50,000	54,855
Boeing Co.:
0.95%, 5/15/2018	100,000	99,696
1.65%, 10/30/2020	504,000	503,545
1.88%, 6/15/2023	250,000	247,386
2.20%, 10/30/2022	200,000	202,854
2.25%, 6/15/2026	200,000	199,204
2.35%, 10/30/2021	150,000	154,257
2.50%, 3/1/2025	100,000	102,105
2.60%, 10/30/2025	250,000	257,036
4.88%, 2/15/2020	229,000	253,972
6.00%, 3/15/2019	150,000	166,688
7.95%, 8/15/2024	75,000	104,127
Exelis, Inc. 5.55%, 10/1/2021	375,000	426,679
General Dynamics Corp.:
1.88%, 8/15/2023	659,000	652,793
2.13%, 8/15/2026	775,000	759,913
2.25%, 11/15/2022	275,000	280,426
3.88%, 7/15/2021	2,000	2,192
Harris Corp.:
2.00%, 4/27/2018	82,000	82,430
2.70%, 4/27/2020	50,000	50,762
3.83%, 4/27/2025	100,000	105,658
4.40%, 12/15/2020	125,000	134,715
L-3 Communications Corp.:
3.95%, 5/28/2024	9,000	9,560
4.75%, 7/15/2020	225,000	245,369
4.95%, 2/15/2021	175,000	192,464
5.20%, 10/15/2019	600,000	656,398
Lockheed Martin Corp.:
1.85%, 11/23/2018	437,000	442,627
2.50%, 11/23/2020	516,000	532,266
2.90%, 3/1/2025	475,000	490,490
3.10%, 1/15/2023	274,000	288,819
3.35%, 9/15/2021	650,000	693,943
3.55%, 1/15/2026	737,000	795,731
4.25%, 11/15/2019	195,000	211,442

Northrop Grumman Corp.:
1.75%, 6/1/2018	360,000	362,604
3.25%, 8/1/2023	614,000	655,210
3.50%, 3/15/2021	400,000	429,104
5.05%, 8/1/2019	300,000	328,759
Raytheon Co.:
2.50%, 12/15/2022 (a)	309,000	320,393
3.13%, 10/15/2020	600,000	636,047
3.15%, 12/15/2024	200,000	214,448
4.40%, 2/15/2020	100,000	109,765
6.40%, 12/15/2018	150,000	166,648
Rockwell Collins, Inc.:
3.10%, 11/15/2021	100,000	105,114
3.70%, 12/15/2023	475,000	515,706
Spirit AeroSystems, Inc. 3.85%, 6/15/2026	385,000	398,683
Textron, Inc. 4.00%, 3/15/2026	650,000	681,303
United Technologies Corp.:
1.78%, 5/4/2018 (b) (c)	350,000	352,024
3.10%, 6/1/2022	889,000	952,301
4.50%, 4/15/2020	400,000	440,575
5.38%, 12/15/2017	353,000	371,063
6.13%, 2/1/2019	562,000	623,062

		17,114,684

AGRICULTURE — 1.0%
Altria Group, Inc.:
2.63%, 1/14/2020	865,000	895,496
2.63%, 9/16/2026	285,000	288,778
2.85%, 8/9/2022	963,000	1,005,648
2.95%, 5/2/2023	250,000	261,796
4.00%, 1/31/2024	250,000	279,105
4.75%, 5/5/2021	957,000	1,081,237
9.25%, 8/6/2019	425,000	516,104
9.70%, 11/10/2018	319,000	373,374
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	600,000	599,109
4.48%, 3/1/2021	151,000	168,144
5.45%, 3/15/2018	260,000	275,859
Bunge, Ltd. Finance Corp.:
3.25%, 8/15/2026	525,000	526,860
3.50%, 11/24/2020	125,000	130,572
8.50%, 6/15/2019	150,000	175,866
Philip Morris International, Inc.:
1.25%, 11/9/2017	327,000	327,862
1.38%, 2/25/2019	280,000	280,320
1.88%, 1/15/2019	237,000	239,920
1.88%, 2/25/2021 (a)	718,000	724,601
2.13%, 5/10/2023	350,000	349,010
2.50%, 8/22/2022	185,000	189,457
2.63%, 3/6/2023	190,000	194,736
2.75%, 2/25/2026	255,000	261,513
2.90%, 11/15/2021	395,000	414,318
3.25%, 11/10/2024	381,000	405,974
3.38%, 8/11/2025 (a)	25,000	26,912
3.60%, 11/15/2023	402,000	437,608
4.13%, 5/17/2021	100,000	110,308
4.50%, 3/26/2020	750,000	823,368
5.65%, 5/16/2018	886,000	947,470

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Reynolds American, Inc.:
2.30%, 6/12/2018	$1,032,000	$1,046,828
3.25%, 6/12/2020	539,000	566,362
4.00%, 6/12/2022	530,000	575,083
4.85%, 9/15/2023	300,000	342,551

		14,842,149

AIRLINES — 0.2%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	399,557	434,019
American Airlines 2015-1 Pass Through Trust, Class B 3.70%, 11/1/2024	45,413	44,391
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030 (d)	450,000	451,125
Continental Airlines 2009-2 Class A Pass Through Trust Series A, 7.25%, 5/10/2021	69,238	79,104
Continental Airlines 2012-1 Pass Through Trust, Class A Series A, 4.15%, 10/11/2025	91,201	98,269
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	174,417	186,626
Delta Air Lines 2007-1 Pass Through Trust, Class A Series 071A, 6.82%, 2/10/2024	131,851	154,100
Delta Air Lines 2010-2 Pass Through Trust, Class A Series 2A, 4.95%, 11/23/2020	79,975	84,373
Delta Air Lines 2012-1 Class A Pass Through Trust Series A, 4.75%, 11/7/2021	146,443	155,962
Southwest Airlines Co.:
2.65%, 11/5/2020	350,000	358,136
2.75%, 11/6/2019	50,000	51,497
United Airlines 2016-1 Pass Through Trust, Class A Series A, 3.45%, 1/7/2030	629,000	651,015
US Airways 2012-1 Class A Pass Through Trust 5.90%, 4/1/2026	159,889	183,658
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 5/15/2027	67,109	71,135

		3,003,410

APPAREL — 0.1%
NIKE, Inc. 2.25%, 5/1/2023	331,000	336,556
Ralph Lauren Corp.:
2.13%, 9/26/2018	175,000	177,641
2.63%, 8/18/2020	375,000	387,095
Under Armour, Inc. 3.25%, 6/15/2026	350,000	352,642
VF Corp. 3.50%, 9/1/2021	425,000	458,323

		1,712,257

AUTO MANUFACTURERS — 2.6%
American Honda Finance Corp.:
2.13%, 10/10/2018	423,000	429,871
2.30%, 9/9/2026 (a)	160,000	159,196

Series A, 2.15%, 3/13/2020	96,000	97,786
Series GMTN, 1.70%, 9/9/2021	400,000	397,864
Series MTN, 1.20%, 7/12/2019	575,000	571,150
Series MTN, 1.50%, 3/13/2018 (a)	418,000	420,461
Series MTN, 1.55%, 12/11/2017	409,000	411,373
Series MTN, 1.60%, 7/13/2018	661,000	664,720
Series MTN, 1.65%, 7/12/2021	350,000	347,230
Series MTN, 1.70%, 2/22/2019	603,000	607,289
Series MTN, 2.25%, 8/15/2019	278,000	284,024
Ford Motor Co. 6.50%, 8/1/2018 (a)	300,000	324,572
Ford Motor Credit Co. LLC:
1.72%, 12/6/2017	400,000	399,832
1.90%, 8/12/2019	485,000	483,929
2.02%, 5/3/2019	415,000	415,671
2.15%, 1/9/2018	300,000	302,012
2.24%, 6/15/2018	280,000	282,107
2.38%, 1/16/2018	500,000	504,740
2.38%, 3/12/2019	400,000	404,268
2.46%, 3/27/2020	200,000	201,439
2.55%, 10/5/2018	509,000	515,916
2.60%, 11/4/2019	600,000	609,121
2.88%, 10/1/2018	400,000	408,097
3.10%, 5/4/2023	500,000	503,668
3.16%, 8/4/2020	200,000	205,941
3.20%, 1/15/2021	593,000	608,711
3.22%, 1/9/2022	200,000	204,931
3.34%, 3/18/2021	800,000	823,180
3.66%, 9/8/2024	700,000	719,776
4.13%, 8/4/2025 (a)	752,000	790,477
4.25%, 9/20/2022	350,000	377,849
4.38%, 8/6/2023 (a)	250,000	268,771
4.39%, 1/8/2026	600,000	642,038
5.00%, 5/15/2018	840,000	881,947
5.75%, 2/1/2021	250,000	281,046
5.88%, 8/2/2021	929,000	1,058,978
8.13%, 1/15/2020	453,000	534,308
Series MTN, 2.94%, 1/8/2019	250,000	255,781
General Motors Co. 3.50%, 10/2/2018	608,000	624,736
General Motors Financial Co., Inc.:
2.40%, 4/10/2018	271,000	272,459
2.40%, 5/9/2019	575,000	579,773
3.10%, 1/15/2019	350,000	356,230
3.20%, 7/13/2020	599,000	610,671
3.20%, 7/6/2021	750,000	757,350
3.25%, 5/15/2018	242,000	246,574
3.45%, 4/10/2022	780,000	789,800
3.70%, 11/24/2020	800,000	829,856
3.70%, 5/9/2023	525,000	533,969
4.00%, 1/15/2025	936,000	945,171
4.20%, 3/1/2021	563,000	590,925
4.25%, 5/15/2023	602,000	626,765
4.30%, 7/13/2025	250,000	257,803
4.38%, 9/25/2021	452,000	480,709
5.25%, 3/1/2026	500,000	549,309
6.75%, 6/1/2018	1,550,000	1,667,955
PACCAR Financial Corp.:
1.40%, 5/18/2018	145,000	145,444
1.65%, 8/11/2021	500,000	495,519

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.25%, 2/25/2021	$20,000	$20,359
Series MTN, 1.20%, 8/12/2019 (a)	250,000	248,208
Series MTN, 1.30%, 5/10/2019	315,000	314,787
Series MTN, 1.40%, 11/17/2017	200,000	200,873
Series MTN, 1.45%, 3/9/2018	365,000	366,508
Series MTN, 1.65%, 2/25/2019	125,000	125,804
Series MTN, 1.75%, 8/14/2018	100,000	100,847
Series MTN, 2.20%, 9/15/2019	100,000	102,085
Series MTN, 2.50%, 8/14/2020	110,000	113,183
Toyota Motor Credit Corp.:
1.90%, 4/8/2021	920,000	925,035
Series GMTN, 1.55%, 7/13/2018	753,000	756,842
Series GMTN, 2.80%, 7/13/2022	100,000	104,272
Series MTN, 1.20%, 4/6/2018	650,000	649,908
Series MTN, 1.25%, 10/5/2017	100,000	100,191
Series MTN, 1.38%, 1/10/2018	483,000	485,046
Series MTN, 1.40%, 5/20/2019	500,000	499,658
Series MTN, 1.45%, 1/12/2018	623,000	626,084
Series MTN, 1.70%, 2/19/2019	400,000	402,835
Series MTN, 2.00%, 10/24/2018	711,000	720,963
Series MTN, 2.10%, 1/17/2019	401,000	407,711
Series MTN, 2.13%, 7/18/2019	500,000	509,265
Series MTN, 2.15%, 3/12/2020	600,000	611,156
Series MTN, 2.63%, 1/10/2023	314,000	324,071
Series MTN, 2.75%, 5/17/2021	300,000	312,415
Series MTN, 3.30%, 1/12/2022	291,000	311,169
Series MTN, 3.40%, 9/15/2021	425,000	456,191
Series MTN, 4.25%, 1/11/2021	350,000	386,005
Series MTN, 4.50%, 6/17/2020	175,000	192,789

		39,135,348

AUTO PARTS & EQUIPMENT — 0.2%
BorgWarner, Inc. 4.63%, 9/15/2020	325,000	351,958
Delphi Automotive PLC:
3.15%, 11/19/2020	200,000	206,981
4.25%, 1/15/2026	300,000	328,079
Delphi Corp. 4.15%, 3/15/2024	222,000	239,080
Johnson Controls, Inc.:
1.40%, 11/2/2017	120,000	119,859
3.63%, 7/2/2024	50,000	53,273
3.75%, 12/1/2021	12,000	12,665
4.25%, 3/1/2021	675,000	725,749
5.00%, 3/30/2020	150,000	163,833
Magna International, Inc.:
3.63%, 6/15/2024	325,000	340,541
4.15%, 10/1/2025	75,000	81,555

		2,623,573

BANKS — 25.6%
Australia & New Zealand Banking Group, Ltd.:
2.30%, 6/1/2021	750,000	762,203
Series GMTN, 1.50%, 1/16/2018	250,000	250,447
Series MTN, 1.45%, 5/15/2018	250,000	250,081
Series MTN, 1.60%, 7/15/2019	250,000	249,616
Series MTN, 1.88%, 10/6/2017	250,000	251,545
Series MTN, 2.00%, 11/16/2018 (a)	350,000	353,282
Series MTN, 2.25%, 6/13/2019	411,000	417,412
Series MTN, 2.70%, 11/16/2020	258,000	266,945
Series MTN, 3.70%, 11/16/2025 (a)	350,000	384,463

Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020 (a)	350,000	359,516
Bancolombia SA 5.95%, 6/3/2021	350,000	385,875
Bank of America Corp.:
2.00%, 1/11/2018	992,000	996,495
2.63%, 4/19/2021	861,000	874,756
3.50%, 4/19/2026	1,250,000	1,301,876
4.10%, 7/24/2023	557,000	602,446
5.49%, 3/15/2019	100,000	107,383
5.70%, 1/24/2022	651,000	755,319
5.75%, 12/1/2017	1,797,000	1,883,682
5.88%, 1/5/2021	300,000	343,370
6.50%, 7/15/2018	390,000	421,828
6.88%, 11/15/2018 (a)	356,000	393,370
7.63%, 6/1/2019	1,223,000	1,401,542
Series GMTN, 3.30%, 1/11/2023	1,020,000	1,055,877
Series GMTN, 4.45%, 3/3/2026	1,315,000	1,412,652
Series L, 1.95%, 5/12/2018	445,000	447,473
Series L, 2.25%, 4/21/2020	700,000	705,411
Series L, 2.60%, 1/15/2019	1,217,000	1,240,745
Series L, 2.65%, 4/1/2019	1,293,000	1,320,504
Series L, 3.95%, 4/21/2025	729,000	752,685
Series MTN, 2.63%, 10/19/2020	1,000,000	1,018,970
Series MTN, 3.88%, 8/1/2025 (a)	2,227,000	2,368,807
Series MTN, 4.00%, 4/1/2024	984,000	1,056,014
Series MTN, 4.00%, 1/22/2025	1,037,000	1,073,536
Series MTN, 4.13%, 1/22/2024	1,150,000	1,245,534
Series MTN, 4.20%, 8/26/2024	2,247,000	2,372,687
Series MTN, 5.00%, 5/13/2021	550,000	613,568
Series MTN, 5.63%, 7/1/2020	1,155,000	1,297,779
Series MTN, 5.65%, 5/1/2018	1,661,000	1,761,712
Series MTN, 6.88%, 4/25/2018	3,139,000	3,386,520
Bank of America NA:
1.65%, 3/26/2018	1,116,000	1,119,934
1.75%, 6/5/2018	725,000	728,834
2.05%, 12/7/2018	330,000	333,601
Bank of Montreal:
1.40%, 4/10/2018	261,000	261,002
Series MTN, 1.35%, 8/28/2018	550,000	548,869
Series MTN, 1.45%, 4/9/2018	237,000	237,238
Series MTN, 1.50%, 7/18/2019	575,000	573,486
Series MTN, 1.80%, 7/31/2018	253,000	254,549
Series MTN, 1.90%, 8/27/2021	1,150,000	1,144,462
Series MTN, 2.38%, 1/25/2019 (a)	467,000	475,978
Series MTN, 2.55%, 11/6/2022	445,000	454,651
Bank of New York Mellon Corp.:
2.05%, 5/3/2021	500,000	503,365
2.80%, 5/4/2026 (a)	300,000	306,780
3.40%, 5/15/2024	170,000	182,181
3.55%, 9/23/2021	627,000	673,819
5.50%, 12/1/2017	300,000	314,144
Series 0012, 3.65%, 2/4/2024	325,000	351,764
Series G, 2.15%, 2/24/2020	606,000	616,254
Series G, 2.20%, 5/15/2019	350,000	356,200
Series G, 3.00%, 2/24/2025	250,000	259,198
Series MTN, 1.30%, 1/25/2018	148,000	148,290
Series MTN, 1.35%, 3/6/2018	76,000	76,193
Series MTN, 1.60%, 5/22/2018	311,000	312,245
Series MTN, 2.10%, 8/1/2018	399,000	403,891

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 2.10%, 1/15/2019	$412,000	$417,823
Series MTN, 2.20%, 3/4/2019	200,000	203,404
Series MTN, 2.20%, 8/16/2023	400,000	397,911
Series MTN, 2.30%, 9/11/2019	400,000	408,632
Series MTN, 2.45%, 11/27/2020	850,000	871,482
Series MTN, 2.45%, 8/17/2026	500,000	494,490
Series MTN, 2.50%, 4/15/2021	892,000	915,015
Series MTN, 2.60%, 8/17/2020	478,000	493,325
Series MTN, 3.25%, 9/11/2024	250,000	264,096
Series MTN, 3.95%, 11/18/2025	300,000	333,562
Series MTN, 4.15%, 2/1/2021	250,000	272,814
Series MTN, 4.60%, 1/15/2020	39,000	42,611
Bank of Nova Scotia:
1.38%, 12/18/2017	330,000	330,241
1.45%, 4/25/2018 (a)	570,000	570,355
1.65%, 6/14/2019	1,235,000	1,235,434
1.70%, 6/11/2018	400,000	401,716
1.95%, 1/15/2019	600,000	605,826
2.05%, 10/30/2018	550,000	556,177
2.05%, 6/5/2019	206,000	208,384
2.35%, 10/21/2020	482,000	491,876
2.45%, 3/22/2021 (a)	661,000	677,572
2.80%, 7/21/2021	361,000	375,622
4.38%, 1/13/2021 (a)	200,000	220,322
4.50%, 12/16/2025	250,000	264,336
Barclays Bank PLC 5.14%, 10/14/2020	625,000	673,176
Barclays PLC:
2.00%, 3/16/2018	200,000	199,972
2.75%, 11/8/2019	1,309,000	1,314,551
2.88%, 6/8/2020	1,100,000	1,101,947
3.20%, 8/10/2021	500,000	501,925
3.25%, 1/12/2021	550,000	557,162
3.65%, 3/16/2025	700,000	689,622
4.38%, 9/11/2024	800,000	804,684
4.38%, 1/12/2026 (a)	1,100,000	1,137,969
5.20%, 5/12/2026	1,250,000	1,287,406
BB&T Corp.:
2.05%, 5/10/2021	1,090,000	1,098,779
5.25%, 11/1/2019	255,000	281,055
6.85%, 4/30/2019	4,000	4,527
Series MTN, 1.45%, 1/12/2018	235,000	235,530
Series MTN, 2.05%, 6/19/2018	325,000	328,588
Series MTN, 2.25%, 2/1/2019	9,000	9,160
Series MTN, 2.45%, 1/15/2020	505,000	518,304
Series MTN, 2.63%, 6/29/2020	435,000	449,324
Series MTN, 3.95%, 3/22/2022	250,000	268,921
BNP Paribas SA:
2.38%, 5/21/2020	750,000	762,104
5.00%, 1/15/2021	2,203,000	2,464,283
Series MTN, 2.40%, 12/12/2018	360,000	365,725
Series MTN, 2.45%, 3/17/2019	159,000	161,837
Series MTN, 2.70%, 8/20/2018	762,000	777,227
Series MTN, 3.25%, 3/3/2023	400,000	417,525
Series MTN, 4.25%, 10/15/2024 (a)	715,000	744,296
BPCE SA:
2.50%, 12/10/2018	300,000	306,053
2.65%, 2/3/2021	350,000	360,828
4.00%, 4/15/2024	616,000	674,384

Series MTN, 1.63%, 1/26/2018	250,000	250,537
Series MTN, 2.25%, 1/27/2020	250,000	254,230
Series MTN, 2.50%, 7/15/2019	858,000	878,347
Branch Banking & Trust Co.:
1.45%, 5/10/2019	705,000	705,411
2.30%, 10/15/2018	150,000	152,714
2.85%, 4/1/2021	158,000	164,718
3.63%, 9/16/2025	515,000	549,149
Canadian Imperial Bank of Commerce:
1.55%, 1/23/2018	309,000	309,526
1.60%, 9/6/2019	1,000,000	1,000,671
Capital One Financial Corp.:
2.45%, 4/24/2019	398,000	405,451
3.20%, 2/5/2025 (a)	175,000	177,197
3.50%, 6/15/2023	105,000	109,091
3.75%, 4/24/2024	300,000	315,451
3.75%, 7/28/2026	1,350,000	1,347,031
4.20%, 10/29/2025	850,000	880,487
4.75%, 7/15/2021	450,000	499,419
Capital One NA/Mclean:
1.65%, 2/5/2018	500,000	500,874
1.85%, 9/13/2019	250,000	250,374
2.25%, 9/13/2021	400,000	399,938
2.35%, 8/17/2018	350,000	354,255
2.40%, 9/5/2019	200,000	203,166
2.95%, 7/23/2021	400,000	412,063
Citigroup, Inc.:
1.70%, 4/27/2018	1,262,000	1,263,176
1.75%, 5/1/2018	658,000	658,924
1.80%, 2/5/2018	1,034,000	1,036,602
1.85%, 11/24/2017	699,000	701,295
2.05%, 12/7/2018	1,293,000	1,302,385
2.05%, 6/7/2019 (a)	700,000	704,807
2.15%, 7/30/2018	522,000	526,499
2.35%, 8/2/2021	1,950,000	1,956,774
2.40%, 2/18/2020	839,000	849,539
2.50%, 9/26/2018	877,000	890,998
2.50%, 7/29/2019	639,000	651,335
2.55%, 4/8/2019	800,000	815,977
2.65%, 10/26/2020	1,257,000	1,282,664
2.70%, 3/30/2021	1,100,000	1,122,792
3.30%, 4/27/2025	481,000	493,408
3.38%, 3/1/2023	218,000	227,176
3.40%, 5/1/2026	800,000	825,327
3.50%, 5/15/2023	700,000	716,338
3.70%, 1/12/2026	900,000	944,943
3.75%, 6/16/2024	163,000	173,003
3.88%, 10/25/2023	472,000	505,668
3.88%, 3/26/2025	200,000	203,889
4.00%, 8/5/2024	650,000	676,318
4.05%, 7/30/2022	425,000	447,683
4.40%, 6/10/2025	965,000	1,017,936
4.50%, 1/14/2022	900,000	991,235
4.60%, 3/9/2026	1,000,000	1,066,457
5.50%, 9/13/2025	25,000	28,286
6.13%, 11/21/2017	555,000	583,480
6.13%, 5/15/2018	25,000	26,775
8.50%, 5/22/2019	11,000	12,869

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Citizens Bank NA/Providence:
2.30%, 12/3/2018	$250,000	$252,759
2.50%, 3/14/2019	250,000	254,064
2.55%, 5/13/2021	350,000	355,811
Series MTN, 1.60%, 12/4/2017	200,000	199,745
Series MTN, 2.45%, 12/4/2019	100,000	101,504
Citizens Financial Group, Inc.:
2.38%, 7/28/2021	210,000	211,047
4.30%, 12/3/2025	400,000	415,024
4.35%, 8/1/2025	250,000	260,018
Comerica Bank:
2.50%, 6/2/2020	100,000	101,427
4.00%, 7/27/2025	250,000	260,239
Comerica, Inc. 2.13%, 5/23/2019	300,000	301,481
Commonwealth Bank of Australia:
1.75%, 11/2/2018	445,000	447,006
2.25%, 3/13/2019	400,000	406,256
2.30%, 9/6/2019	450,000	458,379
2.50%, 9/20/2018	303,000	308,861
2.55%, 3/15/2021	750,000	768,677
Series GMTN, 1.63%, 3/12/2018	350,000	351,076
Series GMTN, 2.05%, 3/15/2019	350,000	353,807
Series GMTN, 2.30%, 3/12/2020	250,000	254,466
Series GMTN, 2.40%, 11/2/2020 (a)	500,000	509,515
Compass Bank:
2.75%, 9/29/2019	300,000	298,920
3.88%, 4/10/2025	250,000	242,361
Series BKNT, 6.40%, 10/1/2017	125,000	130,153
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
3.95%, 11/9/2022	358,000	374,933
Series MTN, 2.25%, 1/14/2020	400,000	407,082
Series MTN, 3.38%, 5/21/2025	400,000	423,619
Cooperatieve Rabobank UA:
1.38%, 8/9/2019 (a)	1,750,000	1,738,734
1.70%, 3/19/2018	255,000	256,331
2.25%, 1/14/2019	700,000	711,331
2.50%, 1/19/2021	1,099,000	1,126,848
3.75%, 7/21/2026	490,000	491,702
3.88%, 2/8/2022	1,246,000	1,359,150
4.38%, 8/4/2025	684,000	720,793
4.50%, 1/11/2021	300,000	331,979
4.63%, 12/1/2023	755,000	815,504
Credit Suisse AG:
1.70%, 4/27/2018	1,150,000	1,149,472
1.75%, 1/29/2018	500,000	500,261
3.00%, 10/29/2021	558,000	573,817
5.30%, 8/13/2019	370,000	403,883
5.40%, 1/14/2020	550,000	594,690
6.00%, 2/15/2018	681,000	716,630
Series GMTN, 2.30%, 5/28/2019	850,000	858,403
Series MTN, 3.63%, 9/9/2024	1,000,000	1,043,350
Series MTN, 4.38%, 8/5/2020	291,000	313,161
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	350,000	349,498
3.13%, 12/10/2020	890,000	899,111
3.45%, 4/16/2021 (e)	2,415,000	2,461,476
3.75%, 3/26/2025	850,000	849,572

3.80%, 9/15/2022	750,000	766,309
3.80%, 6/9/2023 (e)	1,750,000	1,778,666
4.55%, 4/17/2026 (e)	1,000,000	1,048,369
Deutsche Bank AG:
1.88%, 2/13/2018	950,000	921,437
2.50%, 2/13/2019	825,000	798,632
2.95%, 8/20/2020	400,000	383,711
3.13%, 1/13/2021	503,000	484,019
3.38%, 5/12/2021	500,000	485,021
3.70%, 5/30/2024	569,000	544,841
Series 1254, 4.10%, 1/13/2026	500,000	490,250
Series GMTN, 2.85%, 5/10/2019	950,000	924,861
Discover Bank/Greenwood:
2.00%, 2/21/2018	450,000	451,352
2.60%, 11/13/2018	410,000	416,022
3.10%, 6/4/2020	500,000	513,824
3.20%, 8/9/2021	600,000	617,594
3.45%, 7/27/2026	715,000	714,595
4.20%, 8/8/2023	300,000	321,048
Fifth Third Bancorp:
2.88%, 7/27/2020	659,000	683,448
3.50%, 3/15/2022	367,000	392,139
4.30%, 1/16/2024	165,000	176,522
4.50%, 6/1/2018	195,000	203,407
Fifth Third Bank:
1.45%, 2/28/2018	250,000	250,460
1.63%, 9/27/2019	795,000	794,973
2.25%, 6/14/2021	552,000	560,664
2.30%, 3/15/2019	215,000	218,609
2.38%, 4/25/2019	206,000	209,991
2.88%, 10/1/2021	100,000	104,349
3.85%, 3/15/2026 (a)	600,000	638,526
Series MTN, 2.15%, 8/20/2018	470,000	475,754
First Horizon National Corp. 3.50%, 12/15/2020	163,000	166,495
First Tennessee Bank NA 2.95%, 12/1/2019	100,000	100,656
Goldman Sachs Group, Inc.:
2.00%, 4/25/2019	335,000	337,464
2.35%, 11/15/2021	560,000	559,089
2.55%, 10/23/2019	953,000	972,577
2.60%, 4/23/2020 (a)	603,000	614,416
2.63%, 1/31/2019	1,536,000	1,568,441
2.63%, 4/25/2021	645,000	653,788
2.75%, 9/15/2020	663,000	678,367
2.88%, 2/25/2021	495,000	507,999
2.90%, 7/19/2018	927,000	948,129
3.50%, 1/23/2025	1,010,000	1,038,114
3.63%, 1/22/2023	855,000	900,724
3.75%, 5/22/2025	967,000	1,011,169
3.75%, 2/25/2026	641,000	675,183
4.00%, 3/3/2024	1,321,000	1,414,019
4.25%, 10/21/2025 (a)	1,292,000	1,361,809
5.25%, 7/27/2021	1,857,000	2,097,173
5.75%, 1/24/2022	2,543,000	2,948,553
5.95%, 1/18/2018	1,350,000	1,424,890
6.15%, 4/1/2018	2,273,000	2,422,900
Series D, 6.00%, 6/15/2020	705,000	800,521
Series GLOB, 2.38%, 1/22/2018	1,099,000	1,110,551

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series GMTN, 5.38%, 3/15/2020	$1,261,000	$1,396,904
Series GMTN, 7.50%, 2/15/2019	1,219,000	1,377,289
Series MTN, 3.85%, 7/8/2024	853,000	902,250
HSBC Bank USA NA 4.88%, 8/24/2020	308,000	334,477
HSBC Holdings PLC:
2.65%, 1/5/2022 (d)	2,150,000	2,147,409
2.95%, 5/25/2021	1,350,000	1,370,933
3.40%, 3/8/2021	1,150,000	1,189,596
3.60%, 5/25/2023	750,000	775,903
3.90%, 5/25/2026 (a)	710,000	734,422
4.00%, 3/30/2022	1,104,000	1,172,025
4.25%, 3/14/2024	379,000	386,593
4.25%, 8/18/2025	600,000	613,941
4.30%, 3/8/2026	1,600,000	1,714,453
4.88%, 1/14/2022	458,000	505,717
5.10%, 4/5/2021	1,129,000	1,247,729
HSBC USA, Inc.:
1.50%, 11/13/2017	300,000	299,471
1.63%, 1/16/2018	400,000	400,076
1.70%, 3/5/2018	511,000	510,930
2.00%, 8/7/2018	300,000	301,251
2.25%, 6/23/2019	403,000	406,873
2.35%, 3/5/2020	700,000	705,674
2.38%, 11/13/2019	400,000	404,672
2.63%, 9/24/2018	300,000	304,856
2.75%, 8/7/2020	700,000	714,558
3.50%, 6/23/2024	200,000	208,856
5.00%, 9/27/2020	200,000	216,549
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	825,000	821,596
2.60%, 8/2/2018 (a)	250,000	253,958
3.15%, 3/14/2021	300,000	311,769
4.35%, 2/4/2023	175,000	181,802
7.00%, 12/15/2020	25,000	28,822
Huntington National Bank:
2.00%, 6/30/2018	200,000	201,270
2.20%, 11/6/2018	475,000	479,876
2.20%, 4/1/2019	150,000	151,604
2.40%, 4/1/2020	250,000	253,592
2.88%, 8/20/2020	250,000	257,198
Intesa Sanpaolo SpA:
3.88%, 1/16/2018	400,000	408,428
5.25%, 1/12/2024 (a)	400,000	432,417
Series MTN, 3.88%, 1/15/2019	800,000	815,766
Itau CorpBanca:
3.13%, 1/15/2018	200,000	202,300
3.88%, 9/22/2019 (a) (e)	400,000	417,500
JPMorgan Chase & Co.:
1.63%, 5/15/2018	804,000	805,608
1.80%, 1/25/2018	494,000	496,827
1.85%, 3/22/2019	450,000	452,353
2.20%, 10/22/2019	763,000	773,717
2.25%, 1/23/2020	1,559,000	1,578,276
2.30%, 8/15/2021	1,500,000	1,505,604
2.35%, 1/28/2019 (a)	499,000	507,430
2.40%, 6/7/2021 (a)	850,000	859,499
2.55%, 10/29/2020	1,099,000	1,119,403

2.55%, 3/1/2021	1,006,000	1,024,095
2.70%, 5/18/2023	675,000	682,514
2.75%, 6/23/2020	892,000	916,871
3.13%, 1/23/2025	1,046,000	1,066,059
3.20%, 1/25/2023	978,000	1,017,930
3.20%, 6/15/2026	700,000	714,520
3.25%, 9/23/2022	1,057,000	1,101,154
3.30%, 4/1/2026	1,000,000	1,030,065
3.38%, 5/1/2023 (a)	700,000	717,379
3.63%, 5/13/2024	868,000	920,655
3.88%, 2/1/2024	873,000	940,389
3.88%, 9/10/2024	2,582,000	2,711,303
3.90%, 7/15/2025	1,086,000	1,167,027
4.25%, 10/15/2020	1,451,000	1,571,574
4.35%, 8/15/2021	839,000	920,124
4.40%, 7/22/2020	1,049,000	1,140,712
4.50%, 1/24/2022	2,150,000	2,378,066
4.63%, 5/10/2021	801,000	885,540
4.95%, 3/25/2020	250,000	274,665
6.00%, 1/15/2018	2,365,000	2,503,125
6.30%, 4/23/2019	1,228,000	1,366,465
Series H, 1.70%, 3/1/2018	903,000	906,454
JPMorgan Chase Bank NA:
1.45%, 9/21/2018	620,000	620,584
1.65%, 9/23/2019	480,000	481,024
KeyBank NA:
1.60%, 8/22/2019	425,000	424,444
1.65%, 2/1/2018	300,000	301,146
1.70%, 6/1/2018	200,000	200,656
2.25%, 3/16/2020	258,000	261,932
2.35%, 3/8/2019	680,000	692,521
2.50%, 12/15/2019	300,000	307,487
3.18%, 10/15/2027	250,000	258,044
3.40%, 5/20/2026	750,000	765,026
KeyCorp.:
Series MTN, 2.30%, 12/13/2018	345,000	349,937
Series MTN, 2.90%, 9/15/2020	408,000	423,578
Series MTN, 5.10%, 3/24/2021	155,000	174,125
Lloyds Bank PLC:
1.75%, 3/16/2018	320,000	320,461
1.75%, 5/14/2018	350,000	350,279
2.00%, 8/17/2018	340,000	341,188
2.05%, 1/22/2019	370,000	371,357
2.30%, 11/27/2018	300,000	302,650
2.35%, 9/5/2019	350,000	353,600
2.40%, 3/17/2020	756,000	767,243
2.70%, 8/17/2020	525,000	537,782
3.50%, 5/14/2025	550,000	581,153
6.38%, 1/21/2021	400,000	467,808
Lloyds Banking Group PLC:
3.10%, 7/6/2021 (a)	620,000	633,975
4.50%, 11/4/2024 (a)	400,000	414,904
4.58%, 12/10/2025 (e)	1,493,000	1,523,817
4.65%, 3/24/2026	500,000	514,410
Manufacturers & Traders Trust Co.:
2.10%, 2/6/2020	500,000	504,519
2.25%, 7/25/2019	100,000	101,472
2.30%, 1/30/2019	300,000	304,640

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.90%, 2/6/2025	$225,000	$229,032
Series BKNT, 1.45%, 3/7/2018	250,000	250,035
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	500,000	497,823
2.53%, 9/13/2023 (a)	200,000	201,075
2.76%, 9/13/2026	500,000	499,135
2.95%, 3/1/2021	1,465,000	1,507,034
3.85%, 3/1/2026 (a)	925,000	1,003,541
Mizuho Financial Group, Inc.:
2.27%, 9/13/2021	500,000	498,825
2.84%, 9/13/2026	500,000	501,812
Morgan Stanley:
1.88%, 1/5/2018	2,058,000	2,067,345
2.13%, 4/25/2018	1,734,000	1,749,112
2.50%, 1/24/2019	861,000	877,216
2.50%, 4/21/2021	1,013,000	1,023,311
2.65%, 1/27/2020	2,100,000	2,146,122
2.80%, 6/16/2020	923,000	946,803
3.75%, 2/25/2023	979,000	1,038,619
4.88%, 11/1/2022	1,114,000	1,223,260
5.00%, 11/24/2025	500,000	553,838
5.75%, 1/25/2021	1,125,000	1,283,911
Series F, 3.88%, 4/29/2024	1,281,000	1,364,776
Series GMTN, 2.38%, 7/23/2019	993,000	1,010,314
Series GMTN, 2.45%, 2/1/2019	730,000	743,031
Series GMTN, 3.70%, 10/23/2024	1,212,000	1,271,719
Series GMTN, 3.88%, 1/27/2026	1,040,000	1,103,323
Series GMTN, 4.00%, 7/23/2025	1,290,000	1,383,305
Series GMTN, 4.35%, 9/8/2026	17,000	18,047
Series GMTN, 5.50%, 1/26/2020	603,000	669,136
Series GMTN, 5.50%, 7/24/2020	600,000	672,187
Series GMTN, 5.50%, 7/28/2021	1,354,000	1,544,550
Series GMTN, 6.63%, 4/1/2018	1,918,000	2,057,927
Series GMTN, 7.30%, 5/13/2019	1,200,000	1,366,058
Series MTN, 2.20%, 12/7/2018	47,000	47,532
Series MTN, 3.13%, 7/27/2026	905,000	911,701
Series MTN, 4.10%, 5/22/2023	857,000	903,480
Series MTN, 5.63%, 9/23/2019	1,151,000	1,272,564
Series MTN, 5.95%, 12/28/2017	600,000	632,253
MUFG Union Bank NA:
2.25%, 5/6/2019	10,000	10,091
2.63%, 9/26/2018	750,000	762,100
National Australia Bank, Ltd.:
1.38%, 7/12/2019	750,000	744,082
1.88%, 7/12/2021	600,000	596,497
2.30%, 7/25/2018	300,000	304,285
2.50%, 7/12/2026 (a)	500,000	493,271
3.00%, 1/20/2023 (a)	300,000	312,126
3.38%, 1/14/2026	250,000	264,681
Series GMTN, 2.00%, 1/14/2019	250,000	252,423
Series GMTN, 1.88%, 7/23/2018	250,000	251,848
Series GMTN, 2.63%, 7/23/2020	550,000	565,129
Series GMTN, 2.63%, 1/14/2021	250,000	257,075
National Bank of Canada 2.10%, 12/14/2018	750,000	758,738
National City Corp. 6.88%, 5/15/2019	100,000	112,264
Northern Trust Corp.:
2.38%, 8/2/2022	32,000	32,616
3.38%, 8/23/2021	150,000	160,921

3.45%, 11/4/2020	100,000	107,038
3.95%, 10/30/2025	300,000	329,840
PNC Bank NA:
1.45%, 7/29/2019 (a)	1,080,000	1,078,612
1.50%, 2/23/2018	450,000	451,406
1.80%, 11/5/2018	500,000	503,764
1.85%, 7/20/2018	357,000	359,905
1.95%, 3/4/2019	1,250,000	1,262,972
2.15%, 4/29/2021	550,000	555,581
2.20%, 1/28/2019	150,000	152,487
2.25%, 7/2/2019 (a)	750,000	764,734
2.30%, 6/1/2020	200,000	203,923
2.40%, 10/18/2019	200,000	204,518
2.45%, 11/5/2020	250,000	255,938
2.60%, 7/21/2020	250,000	257,684
2.70%, 11/1/2022	650,000	654,907
2.95%, 1/30/2023	200,000	205,093
2.95%, 2/23/2025	450,000	463,171
3.25%, 6/1/2025	250,000	262,884
3.30%, 10/30/2024	200,000	211,727
3.80%, 7/25/2023	250,000	268,307
6.00%, 12/7/2017	100,000	105,208
6.88%, 4/1/2018	350,000	377,042
Series MTN, 1.60%, 6/1/2018	418,000	419,768
PNC Financial Services Group, Inc.:
2.85%, 11/9/2022 (b) (c)	33,000	33,858
3.30%, 3/8/2022	451,000	477,456
3.90%, 4/29/2024	400,000	429,365
4.38%, 8/11/2020	363,000	396,381
5.13%, 2/8/2020	195,000	216,245
6.70%, 6/10/2019	261,000	295,433
RBC USA Holdco Corp. 5.25%, 9/15/2020	250,000	280,311
Regions Bank:
2.25%, 9/14/2018	250,000	251,786
7.50%, 5/15/2018	100,000	108,717
Regions Financial Corp. 3.20%, 2/8/2021	474,000	492,752
Royal Bank of Canada:
1.50%, 7/29/2019	525,000	524,181
2.00%, 12/10/2018	585,000	591,792
2.50%, 1/19/2021 (a)	250,000	257,380
Series GMTN, 1.40%, 10/13/2017	350,000	350,503
Series GMTN, 1.50%, 6/7/2018	250,000	250,096
Series GMTN, 1.63%, 4/15/2019	600,000	601,616
Series GMTN, 1.80%, 7/30/2018	400,000	402,811
Series GMTN, 2.15%, 3/15/2019	309,000	313,851
Series GMTN, 2.15%, 3/6/2020	250,000	254,039
Series GMTN, 2.20%, 7/27/2018	1,968,000	1,995,875
Series MTN, 1.50%, 1/16/2018 (a)	565,000	566,371
Series MTN, 2.35%, 10/30/2020 (a)	944,000	965,703
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	750,000	742,451
4.80%, 4/5/2026	1,100,000	1,127,276
Santander Bank NA 2.00%, 1/12/2018	200,000	199,848
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	250,000	251,705
2.70%, 5/24/2019	500,000	505,868

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.45%, 8/27/2018	$327,000	$334,796
4.50%, 7/17/2025	651,000	675,455
Santander Issuances SAU 5.18%, 11/19/2025	900,000	917,797
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	448,000	450,750
2.88%, 8/5/2021	1,500,000	1,496,708
3.13%, 1/8/2021	700,000	709,544
Santander UK PLC:
2.35%, 9/10/2019	300,000	302,586
2.38%, 3/16/2020	469,000	471,975
2.50%, 3/14/2019	350,000	354,618
3.05%, 8/23/2018	449,000	458,900
4.00%, 3/13/2024	227,000	246,362
Series GMTN, 2.00%, 8/24/2018	233,000	233,606
Skandinaviska Enskilda Banken AB:
1.50%, 9/13/2019	450,000	448,368
2.63%, 3/15/2021	500,000	513,613
(Series SEPT), 1.88%, 9/13/2021	450,000	447,288
Societe Generale SA:
2.63%, 10/1/2018	260,000	265,280
2.75%, 10/12/2017	517,000	523,001
Sumitomo Mitsui Banking Corp.:
1.50%, 1/18/2018 (a)	250,000	249,808
1.75%, 1/16/2018	200,000	200,612
2.05%, 1/18/2019	250,000	251,868
2.45%, 1/10/2019	158,000	160,573
2.45%, 1/16/2020	900,000	915,034
2.50%, 7/19/2018	200,000	202,967
3.00%, 1/18/2023	250,000	258,907
3.20%, 7/18/2022	450,000	467,547
3.95%, 1/10/2024	300,000	328,827
Series GMTN, 1.95%, 7/23/2018	525,000	527,706
Series GMTN, 2.25%, 7/11/2019	250,000	252,921
Series GMTN, 2.45%, 10/20/2020	258,000	261,857
Series GMTN, 2.65%, 7/23/2020 (a)	600,000	615,937
Series GMTN, 3.40%, 7/11/2024	400,000	424,510
Series GMTN, 3.65%, 7/23/2025	250,000	269,995
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	700,000	693,502
2.63%, 7/14/2026	1,000,000	983,415
2.93%, 3/9/2021	750,000	771,440
3.78%, 3/9/2026	614,000	663,965
SunTrust Bank:
2.75%, 5/1/2023	250,000	252,873
3.30%, 5/15/2026	50,000	50,916
SunTrust Banks, Inc.:
2.35%, 11/1/2018	329,000	333,972
2.50%, 5/1/2019	443,000	451,678
2.90%, 3/3/2021	527,000	546,319
7.25%, 3/15/2018	150,000	161,557
SVB Financial Group 3.50%, 1/29/2025	650,000	656,687
Svenska Handelsbanken AB:
1.50%, 9/6/2019	750,000	747,296
1.88%, 9/7/2021	440,000	437,561
2.40%, 10/1/2020	400,000	407,926
2.45%, 3/30/2021	665,000	679,440

2.50%, 1/25/2019	500,000	511,149
Series MTN, 1.63%, 3/21/2018	458,000	459,766
Series MTN, 2.25%, 6/17/2019	450,000	458,010
Toronto-Dominion Bank:
1.45%, 8/13/2019 (a)	350,000	348,958
1.80%, 7/13/2021	500,000	497,868
2.13%, 7/2/2019	600,000	609,315
Series GMTN, 1.45%, 9/6/2018	1,250,000	1,250,010
Series GMTN, 1.75%, 7/23/2018	419,000	421,540
Series GMTN, 2.50%, 12/14/2020	600,000	616,344
Series MTN, 1.40%, 4/30/2018	653,000	653,207
Series MTN, 1.63%, 3/13/2018	391,000	392,766
Series MTN, 1.95%, 1/22/2019 (a)	350,000	354,144
Series MTN, 2.13%, 4/7/2021 (a)	650,000	657,050
Series MTN, 2.25%, 11/5/2019	577,000	588,164
Series MTN, 2.63%, 9/10/2018	602,000	615,498
UBS AG:
5.75%, 4/25/2018	200,000	212,662
5.88%, 12/20/2017	1,100,000	1,157,778
Series GMTN, 1.80%, 3/26/2018	808,000	809,660
Series GMTN, 2.35%, 3/26/2020	750,000	764,045
Series GMTN, 2.38%, 8/14/2019	1,400,000	1,425,303
US Bancorp:
3.10%, 4/27/2026	250,000	256,697
Series MTN, 1.95%, 11/15/2018	397,000	402,099
Series MTN, 2.20%, 4/25/2019	601,000	612,749
Series MTN, 2.35%, 1/29/2021	350,000	359,082
Series MTN, 2.95%, 7/15/2022	558,000	579,000
Series MTN, 3.00%, 3/15/2022	344,000	361,021
Series MTN, 3.60%, 9/11/2024	200,000	213,742
Series MTN, 3.70%, 1/30/2024	865,000	944,960
Series MTN, 4.13%, 5/24/2021	375,000	412,262
Series V, 2.38%, 7/22/2026	800,000	787,431
US Bank NA:
1.35%, 1/26/2018	250,000	250,429
1.40%, 4/26/2019	1,060,000	1,061,386
2.13%, 10/28/2019	705,000	718,959
2.80%, 1/27/2025	350,000	359,695
Series MTN, 1.45%, 1/29/2018	500,000	501,480
Wachovia Corp. Series MTN, 5.75%, 2/1/2018	1,043,000	1,101,854
Wells Fargo & Co.:
2.10%, 7/26/2021	2,150,000	2,142,786
2.13%, 4/22/2019	450,000	455,599
2.15%, 1/15/2019	541,000	547,944
2.50%, 3/4/2021	1,150,000	1,167,214
3.00%, 4/22/2026 (a)	1,400,000	1,414,296
4.13%, 8/15/2023 (a)	490,000	523,145
4.48%, 1/16/2024	403,000	439,665
5.63%, 12/11/2017	2,028,000	2,129,606
Series GMTN, 1.50%, 1/16/2018	2,151,000	2,153,471
Series GMTN, 2.60%, 7/22/2020	1,256,000	1,284,253
Series M, 3.45%, 2/13/2023	629,000	647,970
Series MTN, 2.55%, 12/7/2020	785,000	799,905
Series MTN, 3.00%, 1/22/2021	529,000	547,322
Series MTN, 3.00%, 2/19/2025	1,337,000	1,354,140
Series MTN, 3.30%, 9/9/2024	936,000	975,408
Series MTN, 3.50%, 3/8/2022	1,107,000	1,173,143

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 3.55%, 9/29/2025 (a)	$878,000	$922,406
Series MTN, 4.60%, 4/1/2021	802,000	884,276
Series N, 2.15%, 1/30/2020	1,398,000	1,409,509
Wells Fargo Bank NA:
1.65%, 1/22/2018	1,050,000	1,053,256
1.75%, 5/24/2019	1,500,000	1,506,330
6.00%, 11/15/2017	335,000	352,442
Westpac Banking Corp.:
1.50%, 12/1/2017	600,000	600,970
1.55%, 5/25/2018	350,000	350,627
1.60%, 8/19/2019	1,250,000	1,247,317
1.65%, 5/13/2019	450,000	450,269
1.95%, 11/23/2018	475,000	478,994
2.00%, 8/19/2021	750,000	748,834
2.10%, 5/13/2021	850,000	853,969
2.25%, 7/30/2018	250,000	253,419
2.25%, 1/17/2019	202,000	205,144
2.30%, 5/26/2020	201,000	204,225
2.60%, 11/23/2020	755,000	774,638
2.70%, 8/19/2026	1,000,000	991,665
2.85%, 5/13/2026	500,000	506,013
4.88%, 11/19/2019	703,000	767,965
Series GMTN, 1.60%, 1/12/2018	410,000	410,829

		389,641,606

BEVERAGES — 2.9%
Anheuser-Busch Cos. LLC 5.50%, 1/15/2018	30,000	31,660
Anheuser-Busch InBev Finance, Inc.:
1.25%, 1/17/2018	355,000	355,274
1.90%, 2/1/2019 (a)	2,422,000	2,444,874
2.15%, 2/1/2019	243,000	246,739
2.63%, 1/17/2023	525,000	535,031
2.65%, 2/1/2021	4,718,000	4,865,029
3.30%, 2/1/2023	2,501,000	2,637,778
3.65%, 2/1/2026	4,614,000	4,943,103
3.70%, 2/1/2024	620,000	671,850
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	951,000	967,793
5.00%, 4/15/2020	500,000	553,827
5.38%, 1/15/2020	865,000	963,492
6.88%, 11/15/2019	276,000	318,549
7.75%, 1/15/2019	1,000,000	1,136,517
Beam Suntory, Inc.:
1.75%, 6/15/2018	50,000	50,117
3.25%, 5/15/2022	250,000	257,549
Bottling Group LLC 5.13%, 1/15/2019	350,000	379,456
Brown-Forman Corp. 2.25%, 1/15/2023	15,000	15,028
Coca-Cola Bottling Co. Consolidated 3.80%, 11/25/2025	376,000	400,646
Coca-Cola Co.:
0.88%, 10/27/2017	171,000	170,937
1.15%, 4/1/2018	427,000	427,257
1.38%, 5/30/2019	525,000	526,075
1.55%, 9/1/2021	1,000,000	994,662
1.65%, 3/14/2018	270,000	273,075
1.65%, 11/1/2018	758,000	768,769

1.88%, 10/27/2020	300,000	304,267
2.25%, 9/1/2026 (a)	750,000	746,229
2.45%, 11/1/2020	600,000	621,442
2.50%, 4/1/2023	308,000	317,592
2.55%, 6/1/2026	200,000	204,537
2.88%, 10/27/2025	715,000	751,065
3.15%, 11/15/2020	270,000	286,701
3.20%, 11/1/2023	750,000	805,721
3.30%, 9/1/2021	403,000	433,417
Coca-Cola European Partners US LLC:
3.50%, 9/15/2020	250,000	264,256
4.50%, 9/1/2021	225,000	248,430
Coca-Cola Femsa SAB de CV:
2.38%, 11/26/2018	450,000	456,777
3.88%, 11/26/2023	200,000	213,751
Diageo Capital PLC:
1.13%, 4/29/2018	261,000	260,250
2.63%, 4/29/2023 (a)	582,000	599,430
4.83%, 7/15/2020	475,000	529,407
5.75%, 10/23/2017	675,000	707,211
Diageo Investment Corp. 2.88%, 5/11/2022	173,000	181,338
Dr Pepper Snapple Group, Inc.:
2.00%, 1/15/2020	194,000	195,582
2.55%, 9/15/2026	125,000	124,597
2.60%, 1/15/2019	200,000	204,810
3.20%, 11/15/2021	200,000	211,152
3.40%, 11/15/2025	250,000	266,227
6.82%, 5/1/2018	320,000	347,011
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	250,000	249,527
Molson Coors Brewing Co.:
1.45%, 7/15/2019	270,000	269,070
2.10%, 7/15/2021	335,000	335,095
3.00%, 7/15/2026	715,000	720,502
3.50%, 5/1/2022	129,000	137,810
PepsiCo, Inc.:
1.25%, 4/30/2018	118,000	118,203
1.50%, 2/22/2019	475,000	477,269
1.85%, 4/30/2020	100,000	101,211
2.15%, 10/14/2020	100,000	102,202
2.25%, 1/7/2019	282,000	287,892
2.75%, 3/5/2022	341,000	358,158
2.75%, 3/1/2023	163,000	170,658
2.75%, 4/30/2025	150,000	156,518
2.85%, 2/24/2026	300,000	314,632
3.00%, 8/25/2021	370,000	392,099
3.10%, 7/17/2022	100,000	106,577
3.13%, 11/1/2020	950,000	1,006,132
3.50%, 7/17/2025	150,000	165,274
3.60%, 3/1/2024	567,000	623,440
4.50%, 1/15/2020	1,150,000	1,261,709
5.00%, 6/1/2018	1,513,000	1,607,840
7.90%, 11/1/2018	521,000	590,638

		43,768,743

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

BIOTECHNOLOGY — 1.3%
Amgen, Inc.:
1.85%, 8/19/2021	$500,000	$497,137
2.13%, 5/1/2020	333,000	337,296
2.20%, 5/22/2019	373,000	379,846
2.25%, 8/19/2023	850,000	845,563
2.60%, 8/19/2026	750,000	739,867
2.70%, 5/1/2022	126,000	129,569
3.13%, 5/1/2025	350,000	362,974
3.45%, 10/1/2020	200,000	212,336
3.63%, 5/15/2022	180,000	192,993
3.63%, 5/22/2024	392,000	420,037
3.88%, 11/15/2021	654,000	707,706
4.10%, 6/15/2021	500,000	544,693
5.70%, 2/1/2019	575,000	629,097
6.15%, 6/1/2018	177,000	190,770
Biogen, Inc.:
2.90%, 9/15/2020	450,000	467,706
3.63%, 9/15/2022	500,000	533,987
4.05%, 9/15/2025	610,000	662,323
6.88%, 3/1/2018	530,000	570,870
Celgene Corp.:
2.13%, 8/15/2018	381,000	384,958
2.25%, 5/15/2019	325,000	329,761
2.88%, 8/15/2020	350,000	362,101
3.25%, 8/15/2022	501,000	521,577
3.55%, 8/15/2022	450,000	475,814
3.63%, 5/15/2024	499,000	524,996
3.88%, 8/15/2025 (a)	1,250,000	1,336,781
3.95%, 10/15/2020	200,000	214,709
4.00%, 8/15/2023	205,000	221,249
Gilead Sciences, Inc.:
1.85%, 9/4/2018	242,000	244,247
1.95%, 3/1/2022	140,000	140,472
2.05%, 4/1/2019	450,000	456,313
2.35%, 2/1/2020	507,000	518,568
2.50%, 9/1/2023	845,000	853,287
2.55%, 9/1/2020	860,000	886,145
3.25%, 9/1/2022	450,000	478,060
3.50%, 2/1/2025	841,000	892,270
3.65%, 3/1/2026 (a)	381,000	409,358
3.70%, 4/1/2024	613,000	660,381
4.40%, 12/1/2021	500,000	557,331
4.50%, 4/1/2021	475,000	525,342

		19,418,490

CHEMICALS — 1.9%
Agrium, Inc.:
3.15%, 10/1/2022	224,000	231,838
3.38%, 3/15/2025	150,000	153,991
3.50%, 6/1/2023	250,000	260,109
6.75%, 1/15/2019	3,000	3,315
Air Products & Chemicals, Inc.:
3.00%, 11/3/2021	50,000	53,172
3.35%, 7/31/2024	750,000	807,911
4.38%, 8/21/2019	100,000	108,463
Airgas, Inc.:
1.65%, 2/15/2018	250,000	250,446
2.38%, 2/15/2020	150,000	153,985
3.05%, 8/1/2020	100,000	105,095

3.65%, 7/15/2024	300,000	323,422
Albemarle Corp.:
3.00%, 12/1/2019	100,000	103,138
4.15%, 12/1/2024	100,000	107,489
Braskem Finance, Ltd. 6.45%, 2/3/2024	100,000	108,125
Cabot Corp.:
3.40%, 9/15/2026	165,000	166,269
3.70%, 7/15/2022	200,000	210,170
Celanese US Holdings LLC:
4.63%, 11/15/2022	230,000	250,720
5.88%, 6/15/2021	190,000	217,678
CF Industries, Inc.:
3.45%, 6/1/2023 (a)	650,000	647,796
6.88%, 5/1/2018 (a)	120,000	129,052
7.13%, 5/1/2020 (a)	350,000	403,021
Cytec Industries, Inc.:
3.50%, 4/1/2023	125,000	125,654
3.95%, 5/1/2025	100,000	102,814
Dow Chemical Co.:
3.00%, 11/15/2022 (a)	656,000	679,503
3.50%, 10/1/2024	283,000	297,591
4.13%, 11/15/2021	350,000	381,926
4.25%, 11/15/2020	840,000	910,305
5.70%, 5/15/2018	50,000	53,278
8.55%, 5/15/2019	1,100,000	1,290,040
Eastman Chemical Co.:
2.70%, 1/15/2020	765,000	784,820
3.60%, 8/15/2022	592,000	626,808
3.80%, 3/15/2025	100,000	105,359
5.50%, 11/15/2019	55,000	60,751
Ecolab, Inc.:
1.45%, 12/8/2017	155,000	155,255
1.55%, 1/12/2018	3,000	3,009
2.00%, 1/14/2019	325,000	328,443
3.25%, 1/14/2023	400,000	418,026
4.35%, 12/8/2021	625,000	701,473
EI du Pont de Nemours & Co.:
2.80%, 2/15/2023	725,000	737,430
3.63%, 1/15/2021	250,000	267,854
4.25%, 4/1/2021	50,000	54,946
4.63%, 1/15/2020	1,000,000	1,094,045
5.75%, 3/15/2019	50,000	55,096
6.00%, 7/15/2018	1,668,000	1,803,371
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	50,000	51,134
Lubrizol Corp. 8.88%, 2/1/2019	151,000	176,336
LYB International Finance B.V. 4.00%, 7/15/2023	484,000	523,496
LyondellBasell Industries NV:
5.00%, 4/15/2019	1,000,000	1,072,478
6.00%, 11/15/2021	450,000	525,431
Methanex Corp.:
3.25%, 12/15/2019	100,000	98,000
5.25%, 3/1/2022	930,000	957,900
Monsanto Co.:
2.13%, 7/15/2019	463,000	469,265
2.20%, 7/15/2022	150,000	148,438
2.75%, 7/15/2021	175,000	179,562

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.85%, 4/15/2025	$465,000	$465,453
3.38%, 7/15/2024	487,000	505,678
5.13%, 4/15/2018	400,000	421,287
Mosaic Co.:
3.75%, 11/15/2021	150,000	157,753
4.25%, 11/15/2023 (a)	900,000	954,640
NewMarket Corp. 4.10%, 12/15/2022	50,000	51,960
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	50,000	50,158
3.25%, 12/1/2017	435,000	443,718
3.63%, 3/15/2024 (a)	422,000	440,183
4.88%, 3/30/2020	150,000	163,470
6.50%, 5/15/2019 (a)	150,000	167,866
PPG Industries, Inc.:
2.30%, 11/15/2019	200,000	203,084
3.60%, 11/15/2020	200,000	212,000
Praxair, Inc.:
1.05%, 11/7/2017	100,000	99,913
1.25%, 11/7/2018	250,000	250,209
2.20%, 8/15/2022	195,000	197,653
2.25%, 9/24/2020	100,000	102,718
2.45%, 2/15/2022	350,000	360,332
2.65%, 2/5/2025	115,000	118,155
2.70%, 2/21/2023	150,000	155,098
3.00%, 9/1/2021	3,000	3,177
3.20%, 1/30/2026	450,000	481,992
4.05%, 3/15/2021	100,000	110,072
4.50%, 8/15/2019	334,000	363,278
RPM International, Inc. 6.13%, 10/15/2019	300,000	334,648
Sherwin-Williams Co. 1.35%, 12/15/2017	293,000	293,385
Syngenta Finance NV 3.13%, 3/28/2022	305,000	317,216
Valspar Corp.:
3.30%, 2/1/2025	200,000	203,171
4.20%, 1/15/2022	90,000	95,912
Westlake Chemical Corp.:
3.60%, 7/15/2022 (a)	29,000	29,892
3.60%, 8/15/2026 (e)	500,000	496,821
4.88%, 5/15/2023 (e)	457,000	478,136

		28,764,070

COMMERCIAL SERVICES — 0.6%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	462,000	475,986
3.38%, 9/15/2025	377,000	409,530
Block Financial LLC:
4.13%, 10/1/2020	850,000	890,123
5.50%, 11/1/2022	464,000	505,928
Board of Trustees of The Leland Stanford Junior University 4.75%, 5/1/2019	250,000	271,663
Catholic Health Initiatives 2.95%, 11/1/2022	360,000	364,136
Cornell University 5.45%, 2/1/2019	125,000	136,954
Emory University 5.63%, 9/1/2019	190,000	212,998

Equifax, Inc.:
2.30%, 6/1/2021	285,000	286,315
3.25%, 6/1/2026	200,000	204,619
3.30%, 12/15/2022	309,000	324,462
Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc. 5.75%, 4/15/2023	2,000	2,105
MasterCard, Inc. 3.38%, 4/1/2024	446,000	480,229
Moody’s Corp.:
2.75%, 7/15/2019	427,000	438,274
4.50%, 9/1/2022	257,000	285,533
4.88%, 2/15/2024	250,000	281,449
Princeton University 4.95%, 3/1/2019	227,000	246,497
S&P Global, Inc.:
2.50%, 8/15/2018	75,000	76,157
2.95%, 1/22/2027 (e)	350,000	352,539
3.30%, 8/14/2020	150,000	157,280
4.00%, 6/15/2025	750,000	815,167
4.40%, 2/15/2026	130,000	145,455
Total System Services, Inc.:
2.38%, 6/1/2018	277,000	279,102
3.75%, 6/1/2023	15,000	15,513
3.80%, 4/1/2021	225,000	238,678
4.80%, 4/1/2026	500,000	552,798
Verisk Analytics, Inc.:
4.00%, 6/15/2025	150,000	158,179
4.13%, 9/12/2022	100,000	106,402
5.80%, 5/1/2021	100,000	114,003
Western Union Co.:
2.88%, 12/10/2017	50,000	50,447
3.65%, 8/22/2018	326,000	334,954
5.25%, 4/1/2020	460,000	495,883
Yale University Series MTN, 2.09%, 4/15/2019	100,000	102,395

		9,811,753

CONSTRUCTION MATERIALS — 0.2%
CRH America, Inc.:
5.75%, 1/15/2021	150,000	170,073
8.13%, 7/15/2018	455,000	503,631
Fortune Brands Home & Security, Inc.:
3.00%, 6/15/2020	100,000	102,969
4.00%, 6/15/2025	100,000	106,596
Martin Marietta Materials, Inc. 4.25%, 7/2/2024	55,000	57,935
Owens Corning:
3.40%, 8/15/2026	730,000	731,964
4.20%, 12/15/2022	309,000	329,546
4.20%, 12/1/2024	150,000	159,694
Vulcan Materials Co. 7.50%, 6/15/2021	600,000	730,500

		2,892,908

DISTRIBUTION & WHOLESALE — 0.0% (f)
Ingram Micro, Inc.:
4.95%, 12/15/2024	325,000	330,186
5.00%, 8/10/2022	200,000	209,124

		539,310

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

DIVERSIFIED FINANCIAL SERVICES — 4.1%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust:
3.75%, 5/15/2019	$1,150,000	$1,174,438
3.95%, 2/1/2022	1,675,000	1,714,781
4.50%, 5/15/2021	1,150,000	1,203,188
4.63%, 10/30/2020	1,550,000	1,625,563
Affiliated Managers Group, Inc.:
3.50%, 8/1/2025	74,000	73,404
4.25%, 2/15/2024	100,000	105,119
Air Lease Corp.:
2.13%, 1/15/2018	227,000	226,955
2.13%, 1/15/2020 (d)	1,000,000	997,766
2.63%, 9/4/2018	650,000	655,788
3.00%, 9/15/2023	1,000,000	986,875
3.38%, 1/15/2019 (a)	410,000	420,523
3.38%, 6/1/2021	200,000	207,322
3.75%, 2/1/2022 (a)	146,000	152,819
3.88%, 4/1/2021 (a)	53,000	55,818
4.25%, 9/15/2024	125,000	130,797
4.75%, 3/1/2020	351,000	378,934
American Express Co.:
1.55%, 5/22/2018	331,000	331,215
2.65%, 12/2/2022	498,000	508,153
3.63%, 12/5/2024	415,000	430,272
7.00%, 3/19/2018	847,000	913,556
8.13%, 5/20/2019	305,000	355,502
American Express Credit Corp.:
2.13%, 7/27/2018	321,000	324,709
2.13%, 3/18/2019	1,088,000	1,102,103
2.25%, 5/5/2021	1,037,000	1,052,456
Series F, 2.60%, 9/14/2020	553,000	568,976
Series GMTN, 2.25%, 8/15/2019	661,000	672,890
Series MTN, 1.80%, 7/31/2018 (a)	250,000	251,377
Series MTN, 1.88%, 11/5/2018	135,000	135,974
Series MTN, 2.38%, 5/26/2020	538,000	549,511
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	500,000	498,647
4.00%, 10/15/2023	93,000	101,282
5.30%, 3/15/2020	350,000	389,076
7.30%, 6/28/2019	300,000	344,140
Bear Stearns Cos. LLC:
4.65%, 7/2/2018	294,000	309,644
6.40%, 10/2/2017	1,025,000	1,074,386
7.25%, 2/1/2018	1,186,000	1,275,500
BGC Partners, Inc. 5.13%, 5/27/2021 (e)	250,000	261,357
BlackRock, Inc.:
3.38%, 6/1/2022	302,000	325,087
3.50%, 3/18/2024	366,000	398,928
4.25%, 5/24/2021	213,000	236,227
Series 2, 5.00%, 12/10/2019	498,000	552,995
Brookfield Finance, Inc. 4.25%, 6/2/2026	475,000	488,868
Capital One Bank USA NA:
2.15%, 11/21/2018	200,000	201,974
2.25%, 2/13/2019	300,000	303,839
2.30%, 6/5/2019	200,000	202,643
3.38%, 2/15/2023	500,000	512,048
8.80%, 7/15/2019	945,000	1,107,813

Charles Schwab Corp.:
1.50%, 3/10/2018	150,000	150,485
2.20%, 7/25/2018	50,000	50,760
3.00%, 3/10/2025	160,000	165,811
3.45%, 2/13/2026	60,000	64,586
4.45%, 7/22/2020	665,000	733,612
CME Group, Inc.:
3.00%, 9/15/2022	407,000	431,072
3.00%, 3/15/2025	380,000	396,695
Discover Financial Services:
3.75%, 3/4/2025	40,000	40,261
3.85%, 11/21/2022	387,000	397,787
3.95%, 11/6/2024	220,000	225,120
5.20%, 4/27/2022	475,000	522,018
E*TRADE Financial Corp. 4.63%, 9/15/2023	100,000	103,500
Eaton Vance Corp. 6.50%, 10/2/2017	80,000	83,794
Franklin Resources, Inc.:
2.80%, 9/15/2022	300,000	312,322
2.85%, 3/30/2025	130,000	133,897
GE Capital International Funding Co. 2.34%, 11/15/2020	4,564,000	4,686,855
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	400,000	432,837
General Electric Capital Corp.:
Series GMTN, 3.15%, 9/7/2022	515,000	546,687
Series GMTN, 6.00%, 8/7/2019 (a)	316,000	356,501
General Electric Co.:
2.20%, 1/9/2020	2,050,000	2,101,390
3.45%, 5/15/2024	48,000	52,105
4.65%, 10/17/2021 (a)	702,000	800,117
5.30%, 2/11/2021	200,000	229,289
Series GMTN, 2.30%, 1/14/2019	88,000	90,022
Series GMTN, 3.10%, 1/9/2023	200,000	212,377
Series GMTN, 4.63%, 1/7/2021	192,000	215,491
Series GMTN, 5.63%, 5/1/2018	649,000	694,119
HSBC Finance Corp. 6.68%, 1/15/2021	1,608,000	1,848,084
Intercontinental Exchange, Inc.:
2.50%, 10/15/2018	301,000	307,880
2.75%, 12/1/2020	445,000	461,686
3.75%, 12/1/2025	600,000	647,803
4.00%, 10/15/2023	200,000	218,483
International Lease Finance Corp. 7.13%, 9/1/2018 (e)	465,000	507,431
Invesco Finance PLC:
3.13%, 11/30/2022	222,000	229,318
3.75%, 1/15/2026	3,000	3,205
4.00%, 1/30/2024	215,000	234,862
Jefferies Group LLC:
5.13%, 4/13/2018	387,000	403,319
5.13%, 1/20/2023	649,000	692,751
6.88%, 4/15/2021	209,000	241,747
8.50%, 7/15/2019 (a)	270,000	310,002
Lazard Group LLC:
3.75%, 2/13/2025	100,000	101,024
4.25%, 11/14/2020	476,000	507,569

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Legg Mason, Inc.:
2.70%, 7/15/2019	$150,000	$152,112
3.95%, 7/15/2024	260,000	265,999
4.75%, 3/15/2026	150,000	162,009
MasterCard, Inc. 2.00%, 4/1/2019	169,000	171,581
Nasdaq, Inc.:
3.85%, 6/30/2026 (a)	370,000	388,100
4.25%, 6/1/2024	50,000	53,657
5.25%, 1/16/2018	60,000	62,701
5.55%, 1/15/2020	446,000	492,489
National Rural Utilities Cooperative Finance Corp.:
1.65%, 2/8/2019	85,000	85,477
2.00%, 1/27/2020	50,000	50,481
2.15%, 2/1/2019	400,000	405,584
2.30%, 11/15/2019	100,000	102,139
2.30%, 11/1/2020	180,000	183,504
2.35%, 6/15/2020	90,000	92,131
2.70%, 2/15/2023	250,000	258,356
2.85%, 1/27/2025	3,000	3,075
3.05%, 2/15/2022	50,000	52,238
3 month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (b)	100,000	100,000
3 month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (b)	600,000	630,000
5.45%, 2/1/2018	270,000	284,354
10.38%, 11/1/2018	459,000	542,137
Series MTN, 3.25%, 11/1/2025	200,000	213,347
Nomura Holdings, Inc.:
6.70%, 3/4/2020	826,000	948,159
Series GMTN, 2.75%, 3/19/2019	200,000	203,706
NYSE Holdings LLC 2.00%, 10/5/2017	100,000	100,742
OM Asset Management PLC 4.80%, 7/27/2026	250,000	248,881
Raymond James Financial, Inc. 3.63%, 9/15/2026	250,000	251,388
Stifel Financial Corp.:
3.50%, 12/1/2020	500,000	505,921
4.25%, 7/18/2024	625,000	630,883
Synchrony Financial:
2.60%, 1/15/2019	287,000	290,532
2.70%, 2/3/2020	400,000	404,694
3.00%, 8/15/2019 (a)	372,000	380,753
3.70%, 8/4/2026	1,160,000	1,150,796
3.75%, 8/15/2021	100,000	104,957
4.25%, 8/15/2024	514,000	539,353
4.50%, 7/23/2025	300,000	316,417
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	101,000	105,346
5.60%, 12/1/2019	249,000	276,557
Visa, Inc.:
1.20%, 12/14/2017	1,195,000	1,198,711
2.20%, 12/14/2020	1,401,000	1,436,441
2.80%, 12/14/2022 (a)	961,000	1,006,549
3.15%, 12/14/2025	1,245,000	1,314,990
Washington Prime Group L.P. 3.85%, 4/1/2020	50,000	51,301

		63,054,460

ELECTRIC — 4.9%
Alabama Power Co.:
2.80%, 4/1/2025	100,000	103,382
Series 13-A, 3.55%, 12/1/2023	29,000	31,568
Series Q, 5.50%, 10/15/2017	225,000	234,983
Ameren Corp.:
2.70%, 11/15/2020	200,000	204,674
3.65%, 2/15/2026	225,000	240,173
Ameren Illinois Co. 2.70%, 9/1/2022	150,000	155,490
American Electric Power Co., Inc. 1.65%, 12/15/2017	441,000	441,197
Appalachian Power Co. 3.40%, 6/1/2025	150,000	158,589
Arizona Public Service Co.:
2.20%, 1/15/2020	100,000	101,417
2.55%, 9/15/2026	250,000	252,002
3.15%, 5/15/2025	175,000	184,128
3.35%, 6/15/2024	150,000	160,660
8.75%, 3/1/2019	4,000	4,611
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026	310,000	307,650
2.80%, 8/15/2022	50,000	51,117
3.35%, 7/1/2023	250,000	266,903
Berkshire Hathaway Energy Co.:
2.40%, 2/1/2020	175,000	178,782
3.50%, 2/1/2025	50,000	53,688
3.75%, 11/15/2023	100,000	108,924
5.75%, 4/1/2018	160,000	170,445
Berkshire Hathaway, Inc. 2.75%, 3/15/2023	517,000	535,397
Black Hills Corp.:
2.50%, 1/11/2019	180,000	182,570
3.95%, 1/15/2026	425,000	457,101
4.25%, 11/30/2023	109,000	118,608
CenterPoint Energy Houston Electric LLC Series Z, 2.40%, 9/1/2026	425,000	422,873
Cleco Corporate Holdings LLC 3.74%, 5/1/2026 (e)	450,000	469,331
Cleveland Electric Illuminating Co. Series D, 7.88%, 11/1/2017	150,000	159,805
CMS Energy Corp.:
3.00%, 5/15/2026	285,000	289,978
3.60%, 11/15/2025	200,000	213,679
3.88%, 3/1/2024	50,000	54,291
5.05%, 2/15/2018	100,000	104,747
5.05%, 3/15/2022	200,000	226,911
8.75%, 6/15/2019	100,000	118,337
Commonwealth Edison Co.:
2.55%, 6/15/2026	200,000	202,407
3.10%, 11/1/2024	350,000	370,564
3.40%, 9/1/2021	100,000	106,838
4.00%, 8/1/2020	96,000	103,667
5.80%, 3/15/2018	569,000	606,143
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/1/2024	25,000	26,806
4.45%, 6/15/2020	70,000	76,557
6.65%, 4/1/2019	230,000	258,496
7.13%, 12/1/2018	167,000	187,179
Series 08-A, 5.85%, 4/1/2018	205,000	218,465

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Consolidated Edison, Inc. 2.00%, 5/15/2021	$330,000	$330,093
Constellation Energy Group, Inc. 5.15%, 12/1/2020	300,000	332,521
Consumers Energy Co.:
2.85%, 5/15/2022	100,000	103,311
3.13%, 8/31/2024	100,000	105,573
3.38%, 8/15/2023	200,000	214,959
5.65%, 9/15/2018	100,000	108,049
5.65%, 4/15/2020	35,000	39,390
Delmarva Power & Light Co. 3.50%, 11/15/2023	206,000	222,900
Dominion Resources, Inc.:
1.90%, 6/15/2018	73,000	73,392
2.50%, 12/1/2019	100,000	101,859
2.96%, 7/1/2019 (c)	125,000	127,437
3.63%, 12/1/2024	490,000	519,350
3.90%, 10/1/2025	413,000	444,498
4.10%, 4/1/2021 (c)	420,000	444,950
4.45%, 3/15/2021	350,000	384,128
5.20%, 8/15/2019	125,000	136,856
6.40%, 6/15/2018	148,000	159,667
Series B, 1.60%, 8/15/2019	275,000	274,565
Series C, 2.00%, 8/15/2021	200,000	199,412
Series D, 2.85%, 8/15/2026	300,000	297,010
DTE Electric Co.:
2.65%, 6/15/2022	150,000	154,283
3.45%, 10/1/2020	232,000	246,143
3.65%, 3/15/2024	175,000	191,741
Series G, 5.60%, 6/15/2018	350,000	374,808
DTE Energy Co.:
1.50%, 10/1/2019 (d)	750,000	749,425
2.40%, 12/1/2019	100,000	101,863
2.85%, 10/1/2026	750,000	748,260
3.30%, 6/15/2022	100,000	105,581
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	300,000	308,963
3.90%, 6/15/2021	225,000	246,221
5.25%, 1/15/2018	300,000	314,856
Series C, 7.00%, 11/15/2018	27,000	30,126
Duke Energy Corp.:
1.80%, 9/1/2021	580,000	576,110
2.10%, 6/15/2018	270,000	272,979
2.65%, 9/1/2026	490,000	482,952
3.05%, 8/15/2022	481,000	501,128
3.55%, 9/15/2021	275,000	293,884
3.75%, 4/15/2024	259,000	279,256
3.95%, 10/15/2023	273,000	297,992
5.05%, 9/15/2019	498,000	547,001
6.25%, 6/15/2018	100,000	108,038
Duke Energy Florida LLC:
3.10%, 8/15/2021	210,000	221,641
4.55%, 4/1/2020	100,000	109,847
5.65%, 6/15/2018	330,000	354,074
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	250,000	250,221
Duke Energy Indiana LLC 3.75%, 7/15/2020	300,000	323,691

Duke Energy Ohio, Inc.:
3.80%, 9/1/2023	50,000	54,881
5.45%, 4/1/2019	250,000	274,165
Duke Energy Progress LLC:
2.80%, 5/15/2022	60,000	62,766
3.25%, 8/15/2025	200,000	213,702
5.30%, 1/15/2019	100,000	108,856
Edison International 2.95%, 3/15/2023	350,000	361,130
Emera US Finance L.P.:
2.15%, 6/15/2019 (e)	225,000	226,674
2.70%, 6/15/2021 (e)	250,000	255,204
3.55%, 6/15/2026 (e)	400,000	413,758
Empresa Nacional de Electricidad SA 4.25%, 4/15/2024	50,000	53,603
Entergy Arkansas, Inc.:
3.05%, 6/1/2023	100,000	103,501
3.50%, 4/1/2026	320,000	346,098
3.70%, 6/1/2024	450,000	488,352
3.75%, 2/15/2021	200,000	214,823
Entergy Corp.:
2.95%, 9/1/2026	903,000	904,738
4.00%, 7/15/2022	150,000	159,999
5.13%, 9/15/2020	300,000	330,581
Entergy Louisiana LLC:
2.40%, 10/1/2026 (d)	850,000	843,501
4.05%, 9/1/2023	200,000	220,131
Entergy Mississippi, Inc. 3.10%, 7/1/2023	200,000	206,224
Entergy Texas, Inc. 7.13%, 2/1/2019	450,000	502,562
Eversource Energy:
1.45%, 5/1/2018	100,000	100,090
2.50%, 3/15/2021	200,000	204,391
2.80%, 5/1/2023	150,000	153,002
3.35%, 3/15/2026	200,000	210,087
4.50%, 11/15/2019	415,000	450,230
Series H, 3.15%, 1/15/2025	200,000	207,095
Exelon Corp.:
2.45%, 4/15/2021	400,000	407,751
2.85%, 6/15/2020	228,000	235,599
3.40%, 4/15/2026 (a)	300,000	311,970
3.95%, 6/15/2025	845,000	913,943
Exelon Generation Co. LLC:
2.95%, 1/15/2020	400,000	411,822
4.00%, 10/1/2020 (a)	185,000	196,973
4.25%, 6/15/2022 (a)	121,000	128,726
5.20%, 10/1/2019	65,000	71,274
6.20%, 10/1/2017	124,000	129,498
Florida Power & Light Co.:
2.75%, 6/1/2023	275,000	285,982
3.13%, 12/1/2025	100,000	106,391
3.25%, 6/1/2024	361,000	386,322
5.55%, 11/1/2017	106,000	110,877
Fortis, Inc.:
2.10%, 10/4/2021 (e)	500,000	498,170
3.06%, 10/4/2026 (e)	800,000	798,501
Georgia Power Co.:
1.95%, 12/1/2018	258,000	261,628
2.40%, 4/1/2021	200,000	205,560

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.85%, 5/15/2022	$200,000	$208,524
3.25%, 4/1/2026	350,000	368,991
4.25%, 12/1/2019	210,000	227,816
Great Plains Energy, Inc.:
4.85%, 6/1/2021	300,000	327,425
5.29%, 6/15/2022 (b) (c)	300,000	335,752
Indiana Michigan Power Co. 7.00%, 3/15/2019	165,000	184,265
Interstate Power & Light Co.:
3.25%, 12/1/2024	150,000	157,738
3.40%, 8/15/2025	150,000	159,730
ITC Holdings Corp.:
3.25%, 6/30/2026	300,000	302,275
3.65%, 6/15/2024	150,000	156,195
Jersey Central Power & Light Co. 7.35%, 2/1/2019	300,000	332,936
Kansas City Power & Light Co.:
3.65%, 8/15/2025	175,000	185,266
Series 09A, 7.15%, 4/1/2019	300,000	339,093
Kentucky Utilities Co. 3.30%, 10/1/2025	200,000	214,021
LG&E and KU Energy LLC:
3.75%, 11/15/2020	300,000	320,124
4.38%, 10/1/2021	50,000	55,134
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	300,000	319,811
Metropolitan Edison Co. 7.70%, 1/15/2019	40,000	44,553
MidAmerican Energy Co.:
2.40%, 3/15/2019	150,000	153,855
3.50%, 10/15/2024	200,000	217,372
3.70%, 9/15/2023	150,000	164,185
Nevada Power Co.:
6.50%, 8/1/2018	32,000	34,876
7.13%, 3/15/2019	300,000	340,872
NextEra Energy Capital Holdings, Inc.:
1.65%, 9/1/2018	465,000	466,395
2.30%, 4/1/2019	335,000	338,860
2.40%, 9/15/2019	15,000	15,227
3.63%, 6/15/2023	100,000	105,708
6.00%, 3/1/2019	385,000	422,812
NiSource Finance Corp.:
5.45%, 9/15/2020	200,000	224,950
6.13%, 3/1/2022	426,000	505,109
6.40%, 3/15/2018	251,000	268,039
Northern States Power Co.:
2.20%, 8/15/2020	100,000	102,407
5.25%, 3/1/2018	36,000	37,943
NSTAR Electric Co.:
2.38%, 10/15/2022	150,000	151,067
2.70%, 6/1/2026	100,000	101,948
3.25%, 11/15/2025	125,000	133,374
NV Energy, Inc. 6.25%, 11/15/2020	537,000	631,672
Oglethorpe Power Corp. 6.10%, 3/15/2019	225,000	246,675
Ohio Power Co.:
6.05%, 5/1/2018	25,000	26,594
Series M, 5.38%, 10/1/2021	450,000	516,302

Oncor Electric Delivery Co. LLC:
2.15%, 6/1/2019	196,000	197,000
2.95%, 4/1/2025	100,000	104,044
4.10%, 6/1/2022	150,000	163,490
6.80%, 9/1/2018	127,000	139,213
7.00%, 9/1/2022	489,000	618,743
Pacific Gas & Electric Co.:
2.45%, 8/15/2022	150,000	151,629
2.95%, 3/1/2026 (a)	350,000	364,382
3.25%, 6/15/2023	300,000	319,103
3.40%, 8/15/2024	400,000	429,533
3.50%, 10/1/2020	53,000	56,685
3.50%, 6/15/2025	150,000	162,715
3.75%, 2/15/2024	300,000	328,698
5.63%, 11/30/2017	200,000	210,172
8.25%, 10/15/2018	308,000	348,859
PacifiCorp:
2.95%, 2/1/2022	300,000	313,364
3.35%, 7/1/2025	200,000	215,057
3.60%, 4/1/2024	165,000	179,748
3.85%, 6/15/2021	311,000	338,271
5.50%, 1/15/2019	32,000	34,887
5.65%, 7/15/2018	27,000	29,100
PECO Energy Co.:
2.38%, 9/15/2022	100,000	102,049
3.15%, 10/15/2025	200,000	212,364
5.35%, 3/1/2018	321,000	338,443
Pennsylvania Electric Co. 5.20%, 4/1/2020	100,000	108,563
PG&E Corp. 2.40%, 3/1/2019	200,000	203,621
Portland General Electric Co. 6.10%, 4/15/2019	150,000	165,242
Potomac Electric Power Co. 3.60%, 3/15/2024	50,000	54,270
PPL Capital Funding, Inc.:
1.90%, 6/1/2018	60,000	60,290
3.10%, 5/15/2026	603,000	611,007
3.40%, 6/1/2023	171,000	179,275
3.50%, 12/1/2022	150,000	158,936
3.95%, 3/15/2024	100,000	107,750
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	101,894
3.00%, 9/15/2021	100,000	105,099
Progress Energy, Inc.:
3.15%, 4/1/2022	125,000	129,642
4.40%, 1/15/2021	125,000	136,465
7.05%, 3/15/2019	206,000	232,519
PSEG Power LLC:
2.45%, 11/15/2018	350,000	352,017
3.00%, 6/15/2021 (a)	350,000	357,691
4.30%, 11/15/2023	50,000	53,826
5.13%, 4/15/2020	130,000	140,692
Public Service Co. of Colorado:
2.25%, 9/15/2022	50,000	50,738
2.90%, 5/15/2025	100,000	104,520
5.13%, 6/1/2019	200,000	218,843
5.80%, 8/1/2018	400,000	431,135
Public Service Co. of New Hampshire 3.50%, 11/1/2023	50,000	53,916

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Public Service Co. of New Mexico 3.85%, 8/1/2025	$200,000	$210,350
Public Service Co. of Oklahoma 4.40%, 2/1/2021	20,000	21,745
Public Service Electric & Gas Co.:
3.00%, 5/15/2025	150,000	157,291
Series I, 1.80%, 6/1/2019	275,000	277,946
Series MTN, 1.90%, 3/15/2021	250,000	252,908
Series MTN, 2.00%, 8/15/2019	150,000	152,344
Series MTN, 2.25%, 9/15/2026	500,000	496,597
Series MTN, 2.38%, 5/15/2023	55,000	55,711
Series MTN, 3.05%, 11/15/2024	250,000	263,673
Puget Energy, Inc.:
3.65%, 5/15/2025	250,000	259,008
5.63%, 7/15/2022	150,000	170,995
6.00%, 9/1/2021	200,000	231,556
6.50%, 12/15/2020	300,000	348,084
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	625,000	633,536
3.00%, 8/15/2021	100,000	105,748
Series NNN, 3.60%, 9/1/2023	200,000	218,484
SCANA Corp.:
4.13%, 2/1/2022	200,000	208,869
Series MTN, 4.75%, 5/15/2021	150,000	160,724
Sierra Pacific Power Co. 2.60%, 5/1/2026 (e)	500,000	505,936
South Carolina Electric & Gas Co. 5.25%, 11/1/2018	425,000	456,932
Southern California Edison Co.:
1.85%, 2/1/2022	357,500	359,638
3.88%, 6/1/2021	562,000	611,463
5.50%, 8/15/2018	50,000	53,930
Series B, 2.40%, 2/1/2022	115,000	118,427
Southern Co.:
1.55%, 7/1/2018	65,000	65,190
1.85%, 7/1/2019	315,000	317,136
2.15%, 9/1/2019	100,000	101,305
2.35%, 7/1/2021	503,000	510,270
2.45%, 9/1/2018	117,000	119,294
2.75%, 6/15/2020	235,000	242,263
2.95%, 7/1/2023	369,000	381,229
3.25%, 7/1/2026	830,000	855,555
Southern Power Co.:
1.85%, 12/1/2017	270,000	270,901
4.15%, 12/1/2025	400,000	429,373
Series 15A, 1.50%, 6/1/2018	239,000	239,079
Series 15B, 2.38%, 6/1/2020	200,000	203,181
Southwestern Electric Power Co.:
3.55%, 2/15/2022	250,000	265,101
6.45%, 1/15/2019	125,000	137,095
Series F, 5.88%, 3/1/2018	50,000	52,808
Series K, 2.75%, 10/1/2026	825,000	824,503
Tampa Electric Co. 2.60%, 9/15/2022	475,000	481,479
TECO Finance, Inc. 5.15%, 3/15/2020	525,000	576,378
TransAlta Corp.:
4.50%, 11/15/2022	225,000	218,250
6.90%, 5/15/2018	328,000	342,760

Tri-State Generation & Transmission Association, Inc. 3.70%, 11/1/2024	100,000	105,521
Tucson Electric Power Co.:
3.05%, 3/15/2025	150,000	150,144
5.15%, 11/15/2021	675,000	753,512
UIL Holdings Corp. 4.63%, 10/1/2020	200,000	214,321
Union Electric Co.:
3.50%, 4/15/2024	175,000	188,449
6.70%, 2/1/2019	50,000	55,906
Virginia Electric & Power Co.:
2.75%, 3/15/2023	90,000	93,139
2.95%, 1/15/2022	20,000	20,962
3.45%, 2/15/2024	388,000	417,770
5.40%, 4/30/2018	215,000	228,117
Series A, 3.10%, 5/15/2025	775,000	815,511
Series A, 3.15%, 1/15/2026	380,000	400,599
WEC Energy Group, Inc.:
1.65%, 6/15/2018	138,000	138,394
2.45%, 6/15/2020	249,000	254,531
3.55%, 6/15/2025	550,000	589,563
Westar Energy, Inc.:
2.55%, 7/1/2026	350,000	348,884
3.25%, 12/1/2025	345,000	363,393
5.10%, 7/15/2020	250,000	276,753
Wisconsin Electric Power Co.:
2.95%, 9/15/2021	125,000	129,776
3.10%, 6/1/2025 (a)	200,000	210,504
4.25%, 12/15/2019	150,000	161,509
Wisconsin Power & Light Co. 5.00%, 7/15/2019	175,000	189,433
Wisconsin Public Service Corp. 1.65%, 12/4/2018	400,000	401,880
Xcel Energy, Inc.:
2.40%, 3/15/2021	131,000	133,496
3.30%, 6/1/2025	450,000	474,495
4.70%, 5/15/2020	658,000	718,325

		74,584,591

ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Emerson Electric Co.:
2.63%, 12/1/2021	301,000	311,622
2.63%, 2/15/2023	101,000	103,406
3.15%, 6/1/2025	200,000	210,949
4.88%, 10/15/2019	56,000	61,460
5.00%, 4/15/2019	200,000	217,654
5.25%, 10/15/2018	60,000	64,678
Hubbell, Inc. 3.35%, 3/1/2026	375,000	391,362
Legrand France SA 8.50%, 2/15/2025	775,000	1,043,544

		2,404,675

ELECTRONICS — 0.7%
Agilent Technologies, Inc.:
3.05%, 9/22/2026	155,000	157,660
3.20%, 10/1/2022	125,000	129,707
3.88%, 7/15/2023	207,000	222,429
5.00%, 7/15/2020	200,000	220,295

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Amphenol Corp.:
2.55%, 1/30/2019	$127,000	$129,719
3.13%, 9/15/2021	300,000	310,038
4.00%, 2/1/2022	157,000	166,684
Arrow Electronics, Inc.:
3.00%, 3/1/2018	100,000	101,306
3.50%, 4/1/2022	55,000	56,229
4.00%, 4/1/2025	100,000	102,428
4.50%, 3/1/2023	100,000	106,321
5.13%, 3/1/2021	150,000	162,164
Avnet, Inc.:
4.63%, 4/15/2026 (a)	750,000	770,434
4.88%, 12/1/2022	250,000	271,167
Corning, Inc.:
1.45%, 11/15/2017	200,000	199,646
1.50%, 5/8/2018	200,000	199,812
3.70%, 11/15/2023 (a)	80,000	84,952
Flex, Ltd.:
4.63%, 2/15/2020	25,000	26,768
4.75%, 6/15/2025	250,000	264,550
5.00%, 2/15/2023	50,000	54,155
FLIR Systems, Inc. 3.13%, 6/15/2021	125,000	128,977
Fortive Corp.:
1.80%, 6/15/2019 (e)	125,000	125,307
2.35%, 6/15/2021 (e)	350,000	353,626
3.15%, 6/15/2026 (a) (e)	350,000	360,204
Honeywell International, Inc.:
4.25%, 3/1/2021	600,000	665,816
5.00%, 2/15/2019	415,000	451,193
5.30%, 3/1/2018	357,000	378,227
Jabil Circuit, Inc. 4.70%, 9/15/2022	627,000	652,080
Keysight Technologies, Inc.:
3.30%, 10/30/2019	250,000	254,101
4.55%, 10/30/2024	150,000	154,921
Koninklijke Philips NV:
3.75%, 3/15/2022	340,000	366,162
5.75%, 3/11/2018	767,000	814,999
PerkinElmer, Inc. 5.00%, 11/15/2021	250,000	276,769
Thermo Fisher Scientific, Inc.:
1.85%, 1/15/2018	146,000	146,818
3.15%, 1/15/2023	775,000	798,375
3.30%, 2/15/2022	285,000	297,947
4.15%, 2/1/2024	658,000	717,501
Tyco Electronics Group SA 2.35%, 8/1/2019	176,000	177,751

		10,857,238

ENGINEERING & CONSTRUCTION — 0.1%
ABB Finance USA, Inc. 2.88%, 5/8/2022	587,000	614,616
Fluor Corp.:
3.38%, 9/15/2021	400,000	424,009
3.50%, 12/15/2024	150,000	158,462

		1,197,087

ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
2.90%, 7/1/2026	275,000	278,959
3.20%, 3/15/2025	360,000	376,228

3.55%, 6/1/2022	280,000	298,562
3.80%, 5/15/2018	260,000	269,505
4.75%, 5/15/2023	155,000	176,239
5.00%, 3/1/2020 (a)	200,000	219,762
5.25%, 11/15/2021	150,000	172,488
5.50%, 9/15/2019	330,000	364,723
Waste Management, Inc.:
2.40%, 5/15/2023	300,000	303,551
2.90%, 9/15/2022	142,000	148,521
3.13%, 3/1/2025	150,000	157,489
3.50%, 5/15/2024	150,000	161,331
4.60%, 3/1/2021	210,000	233,117
4.75%, 6/30/2020	250,000	277,625
6.10%, 3/15/2018	325,000	347,617

		3,785,717

FOOD — 1.6%
Campbell Soup Co.:
2.50%, 8/2/2022	300,000	306,332
3.30%, 3/19/2025	100,000	104,495
4.25%, 4/15/2021	150,000	164,961
ConAgra Foods, Inc.:
1.90%, 1/25/2018	321,000	322,416
3.20%, 1/25/2023	204,000	212,144
3.25%, 9/15/2022	425,000	439,116
7.00%, 4/15/2019	51,000	57,044
Flowers Foods, Inc.:
3.50%, 10/1/2026	825,000	826,582
4.38%, 4/1/2022 (a)	200,000	216,879
General Mills, Inc.:
1.40%, 10/20/2017	186,000	186,564
2.20%, 10/21/2019	223,000	227,132
3.15%, 12/15/2021	750,000	794,378
3.65%, 2/15/2024	146,000	159,615
5.65%, 2/15/2019	296,000	324,253
Hershey Co.:
2.30%, 8/15/2026	500,000	495,754
3.20%, 8/21/2025	200,000	213,433
Ingredion, Inc. 3.20%, 10/1/2026	300,000	306,141
JM Smucker Co.:
1.75%, 3/15/2018	235,000	236,148
2.50%, 3/15/2020	420,000	429,757
3.00%, 3/15/2022	50,000	52,325
3.50%, 10/15/2021	300,000	320,820
3.50%, 3/15/2025	300,000	321,625
Kellogg Co.:
3.25%, 5/21/2018	35,000	36,040
3.25%, 4/1/2026	300,000	311,017
4.00%, 12/15/2020	375,000	408,368
4.15%, 11/15/2019	165,000	177,624
Kraft Heinz Foods Co.:
2.00%, 7/2/2018	465,000	469,492
2.80%, 7/2/2020	800,000	829,046
3.00%, 6/1/2026	820,000	826,243
3.50%, 6/6/2022	861,000	916,016
3.50%, 7/15/2022	600,000	636,353
3.95%, 7/15/2025	954,000	1,031,011
5.38%, 2/10/2020	350,000	390,064
6.13%, 8/23/2018	302,000	327,634

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Kroger Co.:
2.00%, 1/15/2019	$250,000	$253,216
2.30%, 1/15/2019	170,000	173,213
2.60%, 2/1/2021	150,000	154,184
2.65%, 10/15/2026 (d)	750,000	746,920
2.95%, 11/1/2021	350,000	364,500
3.30%, 1/15/2021	200,000	211,153
3.40%, 4/15/2022	477,000	505,600
3.50%, 2/1/2026 (a)	54,000	57,833
3.85%, 8/1/2023	5,000	5,424
4.00%, 2/1/2024	11,000	12,022
6.15%, 1/15/2020	300,000	341,345
Series GMTN, 1.50%, 9/30/2019 (d)	580,000	580,062
McCormick & Co., Inc.:
3.25%, 11/15/2025	200,000	211,757
3.50%, 9/1/2023	207,000	222,182
Mondelez International, Inc.:
2.25%, 2/1/2019	450,000	457,074
4.00%, 2/1/2024	87,000	95,264
5.38%, 2/10/2020	810,000	905,529
6.13%, 2/1/2018	509,000	539,883
6.13%, 8/23/2018	100,000	108,488
Sysco Corp.:
1.90%, 4/1/2019	145,000	146,075
2.50%, 7/15/2021	455,000	464,683
2.60%, 10/1/2020	394,000	405,217
3.30%, 7/15/2026	175,000	181,433
3.75%, 10/1/2025	400,000	429,740
5.25%, 2/12/2018	297,000	311,936
5.38%, 3/17/2019	200,000	217,255
Tyson Foods, Inc.:
2.65%, 8/15/2019	288,000	295,608
3.95%, 8/15/2024	717,000	772,891
4.50%, 6/15/2022	300,000	331,656
Unilever Capital Corp.:
1.38%, 7/28/2021	415,000	410,804
2.00%, 7/28/2026	605,000	591,888
2.20%, 3/6/2019	253,000	258,880
4.25%, 2/10/2021	150,000	166,377
4.80%, 2/15/2019	600,000	649,238
Whole Foods Market, Inc. 5.20%, 12/3/2025 (e)	250,000	270,433

		24,926,585

FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
4.50%, 8/1/2024	350,000	367,938
4.75%, 1/11/2022	5,000	5,350
7.25%, 7/29/2019	300,000	342,021
Domtar Corp. 4.40%, 4/1/2022	50,000	52,650
Fibria Overseas Finance, Ltd. 5.25%, 5/12/2024 (a)	100,000	103,500
Georgia-Pacific LLC 8.00%, 1/15/2024	25,000	33,018
International Paper Co.:
3.00%, 2/15/2027	250,000	249,200
3.65%, 6/15/2024	661,000	692,803
4.75%, 2/15/2022	140,000	155,959
7.50%, 8/15/2021	350,000	431,721

7.95%, 6/15/2018	158,000	174,923
9.38%, 5/15/2019	49,000	58,357
Plum Creek Timberlands L.P. 4.70%, 3/15/2021	300,000	325,656

		2,993,096

GAS — 0.5%
Atmos Energy Corp. 8.50%, 3/15/2019	150,000	174,521
CenterPoint Energy Resources Corp.:
4.50%, 1/15/2021	490,000	523,662
Series MTN, 6.00%, 5/15/2018	50,000	53,126
CenterPoint Energy, Inc. 6.50%, 5/1/2018	100,000	106,848
Dominion Gas Holdings LLC:
2.50%, 12/15/2019	150,000	152,823
2.80%, 11/15/2020	445,000	460,087
3.60%, 12/15/2024	475,000	501,690
National Fuel Gas Co.:
3.75%, 3/1/2023	175,000	176,858
4.90%, 12/1/2021	400,000	428,013
5.20%, 7/15/2025	300,000	325,437
ONE Gas, Inc. 2.07%, 2/1/2019	220,000	222,879
Sempra Energy:
2.40%, 3/15/2020	185,000	188,657
2.85%, 11/15/2020	155,000	160,432
2.88%, 10/1/2022	57,000	57,853
3.55%, 6/15/2024	25,000	26,414
3.75%, 11/15/2025	100,000	106,956
4.05%, 12/1/2023	47,000	51,517
6.15%, 6/15/2018	220,000	237,392
9.80%, 2/15/2019	375,000	445,351
Southern California Gas Co.:
1.55%, 6/15/2018	100,000	100,404
2.60%, 6/15/2026	350,000	356,575
3.15%, 9/15/2024	248,000	265,037
3.20%, 6/15/2025	150,000	160,237
Series HH, 5.45%, 4/15/2018	150,000	158,485
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	850,000	855,212
3.25%, 6/15/2026	375,000	381,826
3.50%, 9/15/2021	15,000	15,872
3.88%, 11/15/2025	200,000	217,166

		6,911,330

HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 2.65%, 11/1/2019	500,000	502,495
Stanley Black & Decker, Inc.:
2.45%, 11/17/2018	268,000	272,979
2.90%, 11/1/2022	164,000	171,996
3.40%, 12/1/2021	450,000	477,335

		1,424,805

HEALTH CARE PRODUCTS — 1.6%
Baxter International, Inc.:
1.70%, 8/15/2021	600,000	595,172
2.60%, 8/15/2026	350,000	345,276
Becton Dickinson and Co.:
1.80%, 12/15/2017	803,000	807,210
2.68%, 12/15/2019	855,000	881,528

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.13%, 11/8/2021	$350,000	$368,251
3.25%, 11/12/2020	281,000	294,876
3.30%, 3/1/2023	100,000	104,215
3.73%, 12/15/2024	406,000	438,684
3.88%, 5/15/2024	150,000	162,160
5.00%, 5/15/2019	350,000	379,245
6.38%, 8/1/2019	200,000	225,595
Boston Scientific Corp.:
2.65%, 10/1/2018	80,000	81,553
2.85%, 5/15/2020	100,000	102,978
3.38%, 5/15/2022	484,000	507,543
3.85%, 5/15/2025	350,000	372,256
4.13%, 10/1/2023	425,000	459,785
6.00%, 1/15/2020	300,000	338,888
Covidien International Finance SA:
3.20%, 6/15/2022	317,000	334,996
4.20%, 6/15/2020	465,000	507,558
6.00%, 10/15/2017	803,000	843,448
CR Bard, Inc.:
1.38%, 1/15/2018	395,000	395,076
3.00%, 5/15/2026	375,000	379,384
Danaher Corp.:
1.65%, 9/15/2018	188,000	189,596
2.40%, 9/15/2020	330,000	339,330
3.35%, 9/15/2025	155,000	168,837
Edwards Lifesciences Corp. 2.88%, 10/15/2018	270,000	275,732
Life Technologies Corp.:
5.00%, 1/15/2021	330,000	362,260
6.00%, 3/1/2020	435,000	486,925
Medtronic, Inc.:
1.38%, 4/1/2018	410,000	411,006
1.50%, 3/15/2018	200,000	200,980
2.50%, 3/15/2020	1,025,000	1,057,867
2.75%, 4/1/2023	200,000	206,312
3.13%, 3/15/2022	465,000	490,901
3.15%, 3/15/2022	1,200,000	1,271,402
3.50%, 3/15/2025	1,118,000	1,204,767
3.63%, 3/15/2024	211,000	229,076
4.13%, 3/15/2021	350,000	382,920
4.45%, 3/15/2020	385,000	421,831
5.60%, 3/15/2019	450,000	495,159
St Jude Medical, Inc.:
2.00%, 9/15/2018	200,000	201,883
2.80%, 9/15/2020	250,000	257,291
3.25%, 4/15/2023	116,000	119,284
3.88%, 9/15/2025	325,000	345,193
Stryker Corp.:
1.30%, 4/1/2018	370,000	370,222
2.00%, 3/8/2019	310,000	313,497
2.63%, 3/15/2021	350,000	360,400
3.38%, 5/15/2024	160,000	168,195
3.38%, 11/1/2025	150,000	157,587
3.50%, 3/15/2026 (a)	325,000	344,521
4.38%, 1/15/2020	100,000	108,541
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/2018	61,000	61,644
2.40%, 2/1/2019	364,000	369,580
3.00%, 4/15/2023	555,000	567,889

3.60%, 8/15/2021	350,000	371,846
3.65%, 12/15/2025	150,000	158,490
4.50%, 3/1/2021	300,000	331,637
4.70%, 5/1/2020	300,000	327,942
Zimmer Biomet Holdings, Inc.:
2.00%, 4/1/2018	495,000	497,121
2.70%, 4/1/2020	465,000	475,030
3.15%, 4/1/2022	309,000	319,861
3.38%, 11/30/2021	225,000	236,248
3.55%, 4/1/2025	875,000	901,118

		24,485,598

HEALTH CARE SERVICES — 1.4%
Aetna, Inc.:
1.50%, 11/15/2017	258,000	257,829
1.70%, 6/7/2018	415,000	416,651
1.90%, 6/7/2019	835,000	840,969
2.20%, 3/15/2019	300,000	303,990
2.40%, 6/15/2021	460,000	464,961
2.75%, 11/15/2022	189,000	191,634
2.80%, 6/15/2023	926,000	945,898
3.20%, 6/15/2026	765,000	777,071
3.50%, 11/15/2024	200,000	210,888
3.95%, 9/1/2020	255,000	273,705
Anthem, Inc.:
1.88%, 1/15/2018	425,000	427,515
2.25%, 8/15/2019	400,000	404,156
2.30%, 7/15/2018	38,000	38,461
3.13%, 5/15/2022	611,000	634,373
3.30%, 1/15/2023	300,000	312,867
3.50%, 8/15/2024	374,000	391,677
3.70%, 8/15/2021	50,000	53,181
4.35%, 8/15/2020	383,000	414,977
7.00%, 2/15/2019	172,000	192,562
Cigna Corp.:
3.25%, 4/15/2025	510,000	524,711
4.00%, 2/15/2022	61,000	65,698
4.50%, 3/15/2021	150,000	163,515
5.13%, 6/15/2020	200,000	221,127
Coventry Health Care, Inc. 5.45%, 6/15/2021	341,000	387,117
Dignity Health 2.64%, 11/1/2019	75,000	76,136
Howard Hughes Medical Institute 3.50%, 9/1/2023	401,000	436,775
Humana, Inc.:
3.15%, 12/1/2022	21,000	21,754
3.85%, 10/1/2024	465,000	495,248
7.20%, 6/15/2018	537,000	587,767
Laboratory Corp. of America Holdings:
2.50%, 11/1/2018	150,000	152,416
2.63%, 2/1/2020	370,000	378,096
3.20%, 2/1/2022	243,000	252,754
3.60%, 2/1/2025	575,000	601,412
3.75%, 8/23/2022	155,000	164,358
4.63%, 11/15/2020	50,000	54,587
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	300,000	303,651
Quest Diagnostics, Inc.:
2.50%, 3/30/2020	300,000	304,494
2.70%, 4/1/2019	200,000	204,498

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.45%, 6/1/2026	$275,000	$285,384
3.50%, 3/30/2025	375,000	392,055
4.70%, 4/1/2021	250,000	275,023
4.75%, 1/30/2020	200,000	217,338
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	92,000	92,275
1.40%, 12/15/2017	837,000	839,900
1.63%, 3/15/2019	400,000	401,910
1.70%, 2/15/2019	405,000	407,574
1.90%, 7/16/2018	445,000	449,477
2.13%, 3/15/2021	339,000	343,792
2.30%, 12/15/2019	100,000	102,410
2.70%, 7/15/2020	602,000	625,264
2.75%, 2/15/2023	200,000	206,769
2.88%, 12/15/2021	200,000	209,685
2.88%, 3/15/2022	480,000	500,830
2.88%, 3/15/2023	452,000	470,904
3.10%, 3/15/2026 (a)	100,000	104,535
3.35%, 7/15/2022	600,000	640,891
3.38%, 11/15/2021	250,000	267,765
3.75%, 7/15/2025	1,222,000	1,341,122
3.88%, 10/15/2020	250,000	269,460
4.70%, 2/15/2021	300,000	334,501
6.00%, 2/15/2018	339,000	361,029

		22,089,372

HOLDING COMPANIES-DIVERS — 0.1%
Leucadia National Corp. 5.50%, 10/18/2023	550,000	575,076
MUFG Americas Holdings Corp.:
1.63%, 2/9/2018	100,000	99,927
2.25%, 2/10/2020	300,000	301,478
3.00%, 2/10/2025	100,000	101,268
3.50%, 6/18/2022	100,000	105,874

		1,183,623

HOME BUILDERS — 0.1%
DR Horton, Inc.:
3.75%, 3/1/2019	395,000	411,314
4.00%, 2/15/2020	505,000	533,406
NVR, Inc. 3.95%, 9/15/2022	277,000	291,552

		1,236,272

HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	150,000	154,746
Leggett & Platt, Inc. 3.40%, 8/15/2022	100,000	102,874
Whirlpool Corp.:
1.65%, 11/1/2017	50,000	50,123
3.70%, 5/1/2025	250,000	263,987
4.00%, 3/1/2024	250,000	269,841
Series MTN, 4.85%, 6/15/2021	50,000	55,954

		897,525

HOUSEHOLD PRODUCTS — 0.3%
Colgate-Palmolive Co.:
2.10%, 5/1/2023	300,000	303,566
Series MTN, 0.90%, 5/1/2018	113,000	113,072
Series MTN, 1.50%, 11/1/2018	100,000	101,008
Series MTN, 1.75%, 3/15/2019	462,000	470,425
Series MTN, 1.95%, 2/1/2023	202,000	203,117

Series MTN, 2.30%, 5/3/2022	190,000	197,150
Series MTN, 2.95%, 11/1/2020	300,000	319,703
Estee Lauder Cos., Inc. 1.70%, 5/10/2021	300,000	300,737
Procter & Gamble Co.:
1.60%, 11/15/2018	113,000	114,230
1.85%, 2/2/2021	600,000	608,440
1.90%, 11/1/2019	300,000	305,638
2.30%, 2/6/2022	350,000	360,806
2.70%, 2/2/2026	750,000	785,560
3.10%, 8/15/2023	490,000	527,481
4.70%, 2/15/2019	250,000	270,423

		4,981,356

HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 3.35%, 4/15/2023	100,000	101,954
Clorox Co.:
3.05%, 9/15/2022	9,000	9,377
3.50%, 12/15/2024	125,000	132,974
3.80%, 11/15/2021	250,000	269,985
Kimberly-Clark Corp.:
1.40%, 2/15/2019	405,000	407,111
1.85%, 3/1/2020	100,000	101,451
1.90%, 5/22/2019	246,000	250,164
2.15%, 8/15/2020	50,000	51,154
2.65%, 3/1/2025	150,000	155,429
2.75%, 2/15/2026	50,000	51,857
3.05%, 8/15/2025	50,000	53,171
3.63%, 8/1/2020	85,000	91,593
3.88%, 3/1/2021	174,000	190,553
7.50%, 11/1/2018	404,000	454,781

		2,321,554

HOUSEWARES — 0.2%
Newell Brands, Inc.:
2.15%, 10/15/2018	50,000	50,540
2.60%, 3/29/2019	590,000	603,259
2.88%, 12/1/2019	100,000	102,614
3.15%, 4/1/2021 (a)	328,000	341,564
3.85%, 4/1/2023	841,000	894,842
3.90%, 11/1/2025	150,000	157,943
4.00%, 6/15/2022	200,000	214,752
4.00%, 12/1/2024	103,000	109,412
4.20%, 4/1/2026 (a)	300,000	326,198
6.25%, 4/15/2018 (a)	150,000	160,300
Tupperware Brands Corp. 4.75%, 6/1/2021	350,000	380,545

		3,341,969

INSURANCE — 2.8%
ACE INA Holdings, Inc.:
2.30%, 11/3/2020	620,000	636,690
2.88%, 11/3/2022	241,000	252,951
AEGON Funding Co. LLC 5.75%, 12/15/2020	111,000	127,254
Aflac, Inc.:
2.40%, 3/16/2020	278,000	283,629
3.25%, 3/17/2025	100,000	103,698
3.63%, 6/15/2023	405,000	435,370
3.63%, 11/15/2024	502,000	535,391

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Alleghany Corp. 4.95%, 6/27/2022	$100,000	$110,799
Allied World Assurance Co. Holdings, Ltd.:
4.35%, 10/29/2025	200,000	206,565
5.50%, 11/15/2020	450,000	495,256
Allstate Corp.: 3.15%, 6/15/2023	21,000	22,228
3 month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (b)	350,000	374,500
American Financial Group, Inc. 3.50%, 8/15/2026	300,000	298,583
American International Group, Inc.:
2.30%, 7/16/2019 (a)	666,000	676,949
3.30%, 3/1/2021	704,000	737,523
3.38%, 8/15/2020	300,000	315,024
3.75%, 7/10/2025	460,000	482,003
3.90%, 4/1/2026	750,000	793,193
4.13%, 2/15/2024	133,000	142,763
4.88%, 6/1/2022	690,000	772,445
6.40%, 12/15/2020	420,000	491,513
Series MTN, 5.85%, 1/16/2018	432,000	455,599
Aon Corp. 5.00%, 9/30/2020	300,000	331,449
Aon PLC:
2.80%, 3/15/2021	260,000	264,907
3.50%, 6/14/2024	450,000	467,766
3.88%, 12/15/2025	450,000	482,294
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024	125,000	139,811
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	110,849
Berkshire Hathaway Finance Corp.:
1.30%, 5/15/2018	473,000	473,760
1.30%, 8/15/2019	1,205,000	1,201,062
1.45%, 3/7/2018	350,000	351,789
1.70%, 3/15/2019	350,000	352,894
2.00%, 8/15/2018	81,000	82,091
2.90%, 10/15/2020	300,000	315,032
3.00%, 5/15/2022	592,000	626,450
4.25%, 1/15/2021 (a)	400,000	442,649
5.40%, 5/15/2018 (a)	518,000	552,326
Berkshire Hathaway, Inc.:
1.15%, 8/15/2018	775,000	773,147
1.55%, 2/9/2018	216,000	217,363
2.10%, 8/14/2019	300,000	305,745
2.20%, 3/15/2021	355,000	363,304
3.00%, 2/11/2023	317,000	332,801
3.13%, 3/15/2026	942,000	990,402
3.40%, 1/31/2022	190,000	204,947
3.75%, 8/15/2021 (a)	80,000	87,466
Brown & Brown, Inc. 4.20%, 9/15/2024	100,000	102,270
Chubb Corp. 5.75%, 5/15/2018	128,000	137,092
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	50,000	51,535
3.15%, 3/15/2025	432,000	453,046
3.35%, 5/15/2024	196,000	209,080
3.35%, 5/3/2026	505,000	539,822
5.90%, 6/15/2019	158,000	176,556
CNA Financial Corp.:
4.50%, 3/1/2026	750,000	804,922
5.88%, 8/15/2020	150,000	170,389

Fidelity National Financial, Inc. 5.50%, 9/1/2022	400,000	433,656
First American Financial Corp. 4.30%, 2/1/2023	100,000	102,182
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	675,000	695,334
Hartford Financial Services Group, Inc.:
5.13%, 4/15/2022	496,000	561,760
5.50%, 3/30/2020	250,000	278,129
6.30%, 3/15/2018	349,000	370,889
3 month USD LIBOR + 4.60%, 8.13%, 6/15/2068 (b)	100,000	109,500
Series MTN, 6.00%, 1/15/2019	300,000	326,873
Horace Mann Educators Corp. 4.50%, 12/1/2025	150,000	155,498
Infinity Property & Casualty Corp. 5.00%, 9/19/2022	100,000	104,486
Kemper Corp. 4.35%, 2/15/2025	400,000	412,233
Lincoln National Corp.:
4.00%, 9/1/2023	40,000	42,592
4.85%, 6/24/2021	150,000	166,029
6.25%, 2/15/2020	5,000	5,647
8.75%, 7/1/2019	303,000	356,584
Loews Corp. 2.63%, 5/15/2023	251,000	252,736
Manulife Financial Corp.:
4.15%, 3/4/2026	565,000	612,822
4.90%, 9/17/2020	36,000	39,677
Markel Corp. 3.63%, 3/30/2023	150,000	154,540
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	220,000	223,195
2.35%, 3/6/2020	176,000	178,308
3.30%, 3/14/2023	950,000	995,528
3.50%, 3/10/2025	24,000	25,300
3.75%, 3/14/2026	75,000	80,703
4.80%, 7/15/2021	55,000	61,161
Series MTN, 2.55%, 10/15/2018	75,000	76,280
MetLife, Inc.:
1.76%, 12/15/2017	612,000	614,913
1.90%, 12/15/2017	350,000	351,863
3.00%, 3/1/2025	102,000	103,619
3.05%, 12/15/2022	250,000	260,538
3.60%, 4/10/2024	461,000	488,858
3.60%, 11/13/2025	400,000	423,781
4.75%, 2/8/2021	200,000	224,025
7.72%, 2/15/2019	203,000	231,907
Series A, 6.82%, 8/15/2018	490,000	538,299
Series D, 4.37%, 9/15/2023	364,000	401,229
Montpelier Re Holdings, Ltd. 4.70%, 10/15/2022	100,000	102,945
Old Republic International Corp.:
3.88%, 8/26/2026	910,000	911,325
4.88%, 10/1/2024	200,000	214,488
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	100,000	100,825
PartnerRe Finance B LLC 5.50%, 6/1/2020	100,000	111,212
Principal Financial Group, Inc.: 3.40%, 5/15/2025	350,000	354,928

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3 month USD LIBOR + 3.04%, 4.70%, 5/15/2055 (b)	$150,000	$148,125
8.88%, 5/15/2019	255,000	299,729
ProAssurance Corp. 5.30%, 11/15/2023	100,000	107,298
Progressive Corp. 3.75%, 8/23/2021	150,000	163,691
Prudential Financial, Inc.:
3 month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (b)	15,000	15,375
3 month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (a) (b)	1,000,000	1,040,000
3 month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (b)	500,000	533,750
3 month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (b)	525,000	574,875
Series D, 7.38%, 6/15/2019	350,000	402,027
Series MTN, 2.30%, 8/15/2018	163,000	165,369
Series MTN, 2.35%, 8/15/2019	200,000	203,761
Series MTN, 3.50%, 5/15/2024	603,000	631,486
Series MTN, 4.50%, 11/15/2020	100,000	109,662
Series MTN, 4.50%, 11/16/2021	50,000	55,561
Series MTN, 6.00%, 12/1/2017	21,000	22,086
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	250,000	284,102
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025	50,000	50,331
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	250,000	269,143
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	121,000	156,189
Symetra Financial Corp. 4.25%, 7/15/2024	100,000	101,608
Torchmark Corp. 3.80%, 9/15/2022	75,000	79,326
Travelers Cos., Inc.:
3.90%, 11/1/2020	150,000	162,695
5.80%, 5/15/2018	494,000	529,069
Trinity Acquisition PLC:
3.50%, 9/15/2021	450,000	466,472
4.40%, 3/15/2026	350,000	367,387
4.63%, 8/15/2023	150,000	160,631
Unum Group:
3.00%, 5/15/2021	430,000	439,291
3.88%, 11/5/2025	250,000	253,212
4.00%, 3/15/2024	150,000	153,822
5.63%, 9/15/2020	22,000	24,624
Voya Financial, Inc.:
2.90%, 2/15/2018	244,000	248,254
3.65%, 6/15/2026	550,000	549,669
WR Berkley Corp.:
4.63%, 3/15/2022	150,000	163,811
5.38%, 9/15/2020	10,000	11,019
7.38%, 9/15/2019	150,000	171,739
XLIT, Ltd.:
2.30%, 12/15/2018	210,000	212,443
4.45%, 3/31/2025	300,000	305,165
5.75%, 10/1/2021	400,000	458,853

		43,212,989

INTERNET — 1.0%
Alibaba Group Holding, Ltd.:
1.63%, 11/28/2017	500,000	500,496
2.50%, 11/28/2019	930,000	946,371
3.13%, 11/28/2021	600,000	623,985
3.60%, 11/28/2024	983,000	1,020,951
Alphabet, Inc.:
2.00%, 8/15/2026	1,150,000	1,128,777
3.38%, 2/25/2024 (a)	451,000	493,228
3.63%, 5/19/2021	429,000	471,806
Amazon.com, Inc.:
1.20%, 11/29/2017	474,000	475,312
2.50%, 11/29/2022	342,000	351,616
2.60%, 12/5/2019	495,000	513,286
3.30%, 12/5/2021	416,000	446,735
3.80%, 12/5/2024	895,000	992,679
Baidu, Inc.:
2.25%, 11/28/2017	200,000	201,443
2.75%, 6/9/2019	450,000	458,813
3.00%, 6/30/2020 (a)	250,000	256,485
3.25%, 8/6/2018	350,000	358,546
3.50%, 11/28/2022	156,000	163,455
4.13%, 6/30/2025 (a)	200,000	213,586
eBay, Inc.:
2.20%, 8/1/2019	550,000	556,224
2.50%, 3/9/2018 (a)	410,000	415,757
2.60%, 7/15/2022	650,000	655,242
2.88%, 8/1/2021	250,000	257,519
3.25%, 10/15/2020	150,000	156,568
3.45%, 8/1/2024 (a)	430,000	445,790
3.80%, 3/9/2022	250,000	265,894
Expedia, Inc.:
4.50%, 8/15/2024	150,000	155,315
5.00%, 2/15/2026 (e)	243,000	254,100
5.95%, 8/15/2020	224,000	251,084
7.46%, 8/15/2018	130,000	143,068
JD.com, Inc.:
3.13%, 4/29/2021	500,000	498,337
3.88%, 4/29/2026	350,000	342,260
Priceline Group, Inc.:
3.60%, 6/1/2026 (a)	500,000	523,322
3.65%, 3/15/2025	425,000	446,329
Symantec Corp. 4.20%, 9/15/2020	400,000	419,397

		15,403,776

INVESTMENT COMPANY SECURITY — 0.2%
Apollo Investment Corp. 5.25%, 3/3/2025	100,000	99,278
Ares Capital Corp.:
3.63%, 1/19/2022	500,000	501,873
3.88%, 1/15/2020	5,000	5,172
4.88%, 11/30/2018	775,000	807,522
FS Investment Corp.:
4.00%, 7/15/2019	250,000	253,108
4.75%, 5/15/2022	100,000	101,244
PennantPark Investment Corp. 4.50%, 10/1/2019	150,000	149,268
Prospect Capital Corp.:
5.00%, 7/15/2019	629,000	633,315
5.88%, 3/15/2023	315,000	310,275

		2,861,055

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

IRON/STEEL — 0.3%
Nucor Corp.:
4.00%, 8/1/2023	$325,000	$350,796
4.13%, 9/15/2022	164,000	178,152
5.75%, 12/1/2017	270,000	282,060
5.85%, 6/1/2018	295,000	314,978
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	105,000	108,446
Vale Overseas, Ltd.:
4.38%, 1/11/2022	700,000	693,875
5.63%, 9/15/2019	1,460,000	1,543,950
5.88%, 6/10/2021	250,000	261,562
6.25%, 8/10/2026	500,000	521,875

		4,255,694

IT SERVICES — 2.8%
Apple, Inc.:
1.00%, 5/3/2018	1,929,000	1,925,680
1.10%, 8/2/2019	1,000,000	995,377
1.30%, 2/23/2018	1,100,000	1,103,498
1.55%, 2/7/2020	555,000	558,741
1.55%, 8/4/2021	1,250,000	1,245,156
1.70%, 2/22/2019 (a)	525,000	530,841
2.00%, 5/6/2020	401,000	409,787
2.10%, 5/6/2019	1,145,000	1,169,602
2.15%, 2/9/2022	334,000	339,538
2.25%, 2/23/2021	1,000,000	1,026,828
2.40%, 5/3/2023	1,187,000	1,211,964
2.45%, 8/4/2026	750,000	750,196
2.50%, 2/9/2025	866,000	876,651
2.70%, 5/13/2022	403,000	420,457
2.85%, 5/6/2021	1,423,000	1,498,713
2.85%, 2/23/2023	700,000	735,841
3.20%, 5/13/2025	578,000	614,861
3.25%, 2/23/2026	1,227,000	1,308,343
3.45%, 5/6/2024	965,000	1,044,953
Cadence Design Systems, Inc. 4.38%, 10/15/2024	275,000	285,451
Computer Sciences Corp. 4.45%, 9/15/2022	475,000	501,851
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.48%, 6/1/2019 (e)	1,410,000	1,449,211
4.42%, 6/15/2021 (e)	2,100,000	2,194,628
5.45%, 6/15/2023 (e)	1,910,000	2,044,946
6.02%, 6/15/2026 (e)	723,000	790,130
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018 (e)	1,441,000	1,467,901
3.60%, 10/15/2020 (a) (e)	926,000	971,435
4.40%, 10/15/2022 (a) (e)	600,000	638,828
4.90%, 10/15/2025 (e)	1,117,000	1,192,025
HP, Inc.:
3.75%, 12/1/2020	425,000	446,861
4.05%, 9/15/2022	772,000	809,734
4.30%, 6/1/2021	575,000	619,164
4.38%, 9/15/2021	625,000	673,144
4.65%, 12/9/2021	609,000	666,321
International Business Machines Corp.:
1.13%, 2/6/2018	600,000	601,164
1.25%, 2/8/2018	100,000	100,362

1.63%, 5/15/2020	253,000	255,509
1.80%, 5/17/2019	400,000	405,391
1.88%, 5/15/2019	703,000	713,268
1.88%, 8/1/2022	321,000	320,319
1.95%, 2/12/2019 (a)	200,000	203,126
2.25%, 2/19/2021 (a)	400,000	411,416
2.88%, 11/9/2022	458,000	481,097
2.90%, 11/1/2021	450,000	475,210
3.38%, 8/1/2023	750,000	805,272
3.45%, 2/19/2026 (a)	650,000	702,656
3.63%, 2/12/2024	825,000	898,240
7.63%, 10/15/2018	803,000	902,960
8.38%, 11/1/2019	700,000	846,201
Lexmark International, Inc.:
5.13%, 3/15/2020	590,000	620,088
6.65%, 6/1/2018	75,000	79,276
NetApp, Inc.:
2.00%, 12/15/2017	208,000	208,221
3.25%, 12/15/2022	100,000	102,213
3.38%, 6/15/2021	100,000	104,637
Seagate HDD Cayman:
3.75%, 11/15/2018	1,025,000	1,048,063
4.75%, 6/1/2023 (a)	286,000	281,710
4.75%, 1/1/2025	325,000	303,875

		43,388,931

LEISURE TIME — 0.1%
Carnival Corp.:
1.88%, 12/15/2017	286,000	287,584
3.95%, 10/15/2020	400,000	430,223
Harley-Davidson, Inc. 3.50%, 7/28/2025	275,000	289,865

		1,007,672

LODGING — 0.2%
Hyatt Hotels Corp.:
3.38%, 7/15/2023	125,000	128,086
4.85%, 3/15/2026	200,000	223,484
Marriott International, Inc.:
2.30%, 1/15/2022	475,000	477,468
2.88%, 3/1/2021	190,000	195,723
3.00%, 3/1/2019	202,000	207,885
3.38%, 10/15/2020	242,000	251,897
3.75%, 10/1/2025	50,000	52,841
Series N, 3.13%, 10/15/2021	100,000	103,753
Series R, 3.13%, 6/15/2026	475,000	481,540
Starwood Hotels & Resorts Worldwide LLC:
3.13%, 2/15/2023	15,000	15,309
3.75%, 3/15/2025	200,000	208,519
6.75%, 5/15/2018	270,000	291,903
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	100,000	100,972
3.90%, 3/1/2023	405,000	418,305
4.25%, 3/1/2022	80,000	84,977
5.10%, 10/1/2025	160,000	174,659
5.63%, 3/1/2021	350,000	392,448

		3,809,769

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	$653,000	$646,262
1.93%, 10/1/2021 (d) (e)	371,000	370,413
2.40%, 8/9/2026	450,000	446,204
Series G, 1.25%, 11/6/2017	430,000	430,656
Series GMTN, 1.50%, 2/23/2018	415,000	416,948
Series GMTN, 1.70%, 6/16/2018	286,000	287,879
Series MTN, 1.30%, 3/1/2018	76,000	76,150
Series MTN, 1.35%, 5/18/2019 (a)	300,000	299,564
Series MTN, 1.80%, 11/13/2018	274,000	276,222
Series MTN, 2.00%, 3/5/2020	200,000	202,367
Series MTN, 2.10%, 6/9/2019	1,039,000	1,054,634
Series MTN, 2.25%, 12/1/2019	82,000	83,699
Series MTN, 2.85%, 6/1/2022	112,000	117,115
Series MTN, 3.30%, 6/9/2024	200,000	213,334
Series MTN, 3.75%, 11/24/2023	150,000	164,703
Series MTN, 7.15%, 2/15/2019	400,000	452,001
Caterpillar, Inc.:
2.60%, 6/26/2022	182,000	187,423
3.40%, 5/15/2024	269,000	289,208
3.90%, 5/27/2021	311,000	338,678
7.90%, 12/15/2018	350,000	398,163

		6,751,623

MACHINERY-DIVERSIFIED — 0.7%
Cummins, Inc. 3.65%, 10/1/2023	352,000	379,120
Deere & Co.:
2.60%, 6/8/2022 (a)	376,000	390,057
4.38%, 10/16/2019	282,000	306,488
Flowserve Corp. 3.50%, 9/15/2022	479,000	496,744
John Deere Capital Corp.:
1.20%, 10/10/2017	155,000	155,221
1.30%, 3/12/2018	415,000	415,477
1.70%, 1/15/2020	150,000	150,509
2.25%, 4/17/2019	166,000	169,320
2.55%, 1/8/2021	400,000	413,214
2.65%, 6/10/2026	350,000	358,224
2.80%, 1/27/2023	105,000	109,285
Series 0014, 2.45%, 9/11/2020	150,000	154,138
Series MTN, 1.25%, 10/9/2019 (a)	500,000	497,104
Series MTN, 1.35%, 1/16/2018	352,000	352,540
Series MTN, 1.55%, 12/15/2017	121,000	121,636
Series MTN, 1.60%, 7/13/2018	488,000	490,574
Series MTN, 1.75%, 8/10/2018	100,000	100,806
Series MTN, 1.95%, 12/13/2018	372,000	376,743
Series MTN, 1.95%, 1/8/2019	241,000	244,077
Series MTN, 1.95%, 3/4/2019	100,000	101,243
Series MTN, 2.05%, 3/10/2020	176,000	178,502
Series MTN, 2.30%, 9/16/2019	309,000	316,159
Series MTN, 2.38%, 7/14/2020	150,000	153,732
Series MTN, 2.75%, 3/15/2022	160,000	166,649
Series MTN, 2.80%, 3/4/2021	200,000	208,699
Series MTN, 2.80%, 3/6/2023	513,000	533,790
Series MTN, 3.15%, 10/15/2021	100,000	106,259
Series MTN, 3.40%, 9/11/2025 (a)	250,000	271,759
Series MTN, 3.90%, 7/12/2021	150,000	164,051
Series MTN, 5.35%, 4/3/2018	140,000	148,622
Series MTN, 5.75%, 9/10/2018	188,000	203,763

Rockwell Automation, Inc.:
2.05%, 3/1/2020	320,000	322,645
2.88%, 3/1/2025	25,000	25,863
Roper Technologies, Inc.:
1.85%, 11/15/2017	80,000	80,168
2.05%, 10/1/2018	271,000	273,501
3.00%, 12/15/2020	282,000	293,064
3.13%, 11/15/2022	500,000	513,019
3.85%, 12/15/2025	75,000	79,207
6.25%, 9/1/2019	3,000	3,359
Wabtec Corp. 4.38%, 8/15/2023	100,000	106,797
Xylem, Inc. 4.88%, 10/1/2021	65,000	70,578

		10,002,706

MEDIA — 3.0%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	651,000	676,466
3.70%, 9/15/2024 (a)	799,000	859,626
3.70%, 10/15/2025 (a)	140,000	151,381
4.00%, 10/1/2023	250,000	273,492
4.50%, 2/15/2021	205,000	226,862
6.90%, 3/1/2019	280,000	314,493
CBS Corp.:
2.30%, 8/15/2019	370,000	374,239
3.38%, 3/1/2022	468,000	491,368
3.50%, 1/15/2025	285,000	293,938
3.70%, 8/15/2024	216,000	226,882
4.00%, 1/15/2026	400,000	426,336
4.30%, 2/15/2021	100,000	108,260
4.63%, 5/15/2018	250,000	261,403
5.75%, 4/15/2020	450,000	505,022
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020 (e)	1,304,000	1,361,246
4.46%, 7/23/2022 (e)	1,389,000	1,496,593
4.91%, 7/23/2025 (e)	1,836,000	2,024,806
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	486,000	683,724
Comcast Corp.:
1.63%, 1/15/2022	855,000	847,331
2.75%, 3/1/2023	467,000	482,321
2.85%, 1/15/2023	380,000	394,950
3.13%, 7/15/2022	496,000	526,534
3.15%, 3/1/2026	1,150,000	1,214,102
3.38%, 2/15/2025	400,000	426,892
3.38%, 8/15/2025	519,000	554,988
3.60%, 3/1/2024	151,000	164,669
5.15%, 3/1/2020	293,000	327,722
5.70%, 5/15/2018	411,000	440,484
5.70%, 7/1/2019	200,000	223,080
5.88%, 2/15/2018	581,000	618,924
6.30%, 11/15/2017	150,000	158,744
Discovery Communications LLC:
3.25%, 4/1/2023	157,000	157,577
3.30%, 5/15/2022	356,000	363,453
3.45%, 3/15/2025 (a)	50,000	49,324
4.38%, 6/15/2021	250,000	270,178
4.90%, 3/11/2026	500,000	541,268
5.05%, 6/1/2020	531,000	581,198

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.63%, 8/15/2019	$100,000	$109,549
Grupo Televisa SAB:
6.00%, 5/15/2018	300,000	320,034
6.63%, 3/18/2025	200,000	242,549
Historic TW, Inc.:
6.88%, 6/15/2018	220,000	239,952
9.15%, 2/1/2023	304,000	408,859
NBCUniversal Media LLC:
2.88%, 1/15/2023	551,000	572,495
4.38%, 4/1/2021	820,000	911,501
5.15%, 4/30/2020	942,000	1,054,995
RELX Capital, Inc.:
3.13%, 10/15/2022	222,000	227,707
8.63%, 1/15/2019	150,000	172,386
Scripps Networks Interactive, Inc.:
2.80%, 6/15/2020	260,000	265,917
3.90%, 11/15/2024	650,000	681,124
3.95%, 6/15/2025	100,000	104,709
TCI Communications, Inc. 7.88%, 2/15/2026	70,000	99,481
Thomson Reuters Corp.:
3.35%, 5/15/2026	430,000	440,202
3.85%, 9/29/2024	150,000	158,682
3.95%, 9/30/2021	200,000	214,827
4.30%, 11/23/2023	205,000	223,127
6.50%, 7/15/2018	440,000	478,190
Time Warner Cable LLC 4.13%, 2/15/2021	351,000	372,173
Time Warner Cable LLC:
4.00%, 9/1/2021	375,000	397,201
5.00%, 2/1/2020	535,000	579,585
6.75%, 7/1/2018	833,000	904,604
8.25%, 4/1/2019	1,775,000	2,042,975
8.75%, 2/14/2019	200,000	231,100
Time Warner Cos., Inc. 7.57%, 2/1/2024	249,000	317,607
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	1,288,000	1,668,981
Time Warner, Inc.:
2.10%, 6/1/2019	369,000	374,023
2.95%, 7/15/2026	135,000	136,374
3.40%, 6/15/2022	190,000	201,808
3.55%, 6/1/2024	360,000	382,012
3.60%, 7/15/2025	713,000	757,895
4.00%, 1/15/2022	250,000	272,562
4.05%, 12/15/2023	5,000	5,481
4.70%, 1/15/2021	345,000	383,643
4.75%, 3/29/2021 (a)	955,000	1,067,636
4.88%, 3/15/2020	650,000	716,819
Time Warner., Inc. 7.25%, 10/15/2017	100,000	105,948
Viacom, Inc.:
2.20%, 4/1/2019	191,000	191,573
2.25%, 2/4/2022	250,000	248,800
2.50%, 9/1/2018	127,000	128,212
2.75%, 12/15/2019	200,000	203,626
3.13%, 6/15/2022	350,000	356,723
3.25%, 3/15/2023	100,000	99,963
3.45%, 10/4/2026 (d)	775,000	773,900

3.88%, 12/15/2021	100,000	106,200
3.88%, 4/1/2024 (a)	276,000	284,246
4.25%, 9/1/2023	712,000	751,888
4.50%, 3/1/2021	357,000	386,777
6.13%, 10/5/2017	322,000	335,860
Walt Disney Co. Series MTN, 1.85%, 7/30/2026 (a)	375,000	357,761
Walt Disney Co.:
2.30%, 2/12/2021	200,000	205,933
2.75%, 8/16/2021	259,000	272,372
3.00%, 2/13/2026	450,000	474,188
Series B, 5.88%, 12/15/2017	20,000	21,163
Series GMTN, 1.50%, 9/17/2018	207,000	208,363
Series GMTN, 1.85%, 5/30/2019	485,000	492,645
Series GMTN, 2.15%, 9/17/2020	250,000	256,776
Series GMTN, 3.15%, 9/17/2025	250,000	269,073
Series MTN, 0.88%, 7/12/2019	285,000	282,116
Series MTN, 1.10%, 12/1/2017	336,000	336,740
Series MTN, 2.35%, 12/1/2022	326,000	333,664
Series MTN, 2.55%, 2/15/2022	150,000	156,177
Series MTN, 3.75%, 6/1/2021	207,000	227,487
Series MTN, 5.50%, 3/15/2019	775,000	853,879

		45,560,694

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
1.25%, 1/15/2018	613,000	614,646
2.25%, 6/15/2020	250,000	255,754
2.50%, 1/15/2023	202,000	207,522
3.25%, 6/15/2025	386,000	413,818
Timken Co. 3.88%, 9/1/2024	105,000	104,771

		1,596,511

MINING — 0.7%
Barrick Gold Corp.:
3.85%, 4/1/2022	250,000	267,330
4.10%, 5/1/2023	131,000	141,360
Barrick North America Finance LLC 4.40%, 5/30/2021	925,000	1,014,994
BHP Billiton Finance USA, Ltd.:
2.05%, 9/30/2018	250,000	252,896
2.88%, 2/24/2022	235,000	245,549
3.25%, 11/21/2021	718,000	765,471
3.85%, 9/30/2023 (a)	859,000	940,127
6.50%, 4/1/2019	752,000	842,416
Goldcorp, Inc.:
2.13%, 3/15/2018	189,000	189,717
3.63%, 6/9/2021	400,000	420,117
3.70%, 3/15/2023	500,000	519,781
Newmont Mining Corp.:
3.50%, 3/15/2022 (a)	518,000	539,455
5.13%, 10/1/2019	300,000	326,011
Rio Tinto Finance USA PLC:
2.88%, 8/21/2022	396,000	414,534
3.50%, 3/22/2022 (a)	319,000	343,563
Rio Tinto Finance USA, Ltd.:
3.50%, 11/2/2020	500,000	531,437
3.75%, 9/20/2021	350,000	378,949
3.75%, 6/15/2025 (a)	600,000	643,260

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.13%, 5/20/2021	$380,000	$416,576
9.00%, 5/1/2019	1,250,000	1,480,469
Southern Copper Corp.:
3.50%, 11/8/2022	189,000	191,126
3.88%, 4/23/2025 (a)	120,000	120,900
5.38%, 4/16/2020 (a)	125,000	137,813

		11,123,851

MISCELLANEOUS MANUFACTURER — 0.9%
3M Co.:
2.25%, 9/19/2026	250,000	249,852
Series MTN, 1.38%, 8/7/2018	350,000	351,568
Series MTN, 1.63%, 6/15/2019	276,000	278,918
Series MTN, 1.63%, 9/19/2021	250,000	250,722
Series MTN, 2.00%, 8/7/2020	100,000	102,076
Series MTN, 2.00%, 6/26/2022	487,000	498,347
Series MTN, 3.00%, 8/7/2025	201,000	215,926
Carlisle Cos., Inc. 3.75%, 11/15/2022	25,000	25,916
Crane Co. 2.75%, 12/15/2018	200,000	203,828
Dover Corp.
4.30%, 3/1/2021	300,000	325,660
Eaton Corp.:
1.50%, 11/2/2017	408,000	408,395
2.75%, 11/2/2022	469,000	484,604
5.60%, 5/15/2018	100,000	106,829
6.95%, 3/20/2019	150,000	169,329
General Electric Co.:
2.70%, 10/9/2022	1,300,000	1,349,629
3.38%, 3/11/2024 (a)	216,000	234,004
4.38%, 9/16/2020	383,000	422,933
5.25%, 12/6/2017	2,435,000	2,552,885
5.50%, 1/8/2020	230,000	259,292
Series GMTN, 1.60%, 11/20/2017	176,000	177,370
Hexcel Corp. 4.70%, 8/15/2025	50,000	53,370
Illinois Tool Works, Inc.:
1.95%, 3/1/2019	175,000	177,503
3.38%, 9/15/2021	545,000	583,227
3.50%, 3/1/2024	102,000	110,982
6.25%, 4/1/2019	250,000	279,382
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019	200,000	205,449
4.25%, 6/15/2023	550,000	607,745
6.88%, 8/15/2018	449,000	492,420
Ingersoll-Rand Luxembourg Finance SA 3.55%, 11/1/2024	68,000	72,121
Parker-Hannifin Corp.:
3.50%, 9/15/2022	125,000	135,160
Series MTN, 3.30%, 11/21/2024	196,000	209,528
Pentair Finance SA:
2.90%, 9/15/2018	175,000	177,468
3.15%, 9/15/2022	272,000	272,379
3.63%, 9/15/2020	125,000	129,722
5.00%, 5/15/2021	165,000	180,244
Textron, Inc. 5.95%, 9/21/2021	250,000	286,839
Trinity Industries, Inc. 4.55%, 10/1/2024	100,000	98,637
Tyco Electronics Group SA:
2.38%, 12/17/2018	40,000	40,512
3.50%, 2/3/2022	122,000	127,538

3.70%, 2/15/2026	500,000	531,575
6.55%, 10/1/2017	224,000	235,279
Tyco International Finance SA 3.90%, 2/14/2026	250,000	272,063

		13,947,226

OFFICE & BUSINESS EQUIPMENT — 0.2%
Pitney Bowes, Inc.:
3.38%, 10/1/2021	900,000	901,687
4.63%, 3/15/2024 (a)	215,000	222,571
4.75%, 5/15/2018	100,000	103,618
6.25%, 3/15/2019 (a)	135,000	146,390
Xerox Corp.:
2.75%, 9/1/2020	150,000	148,111
2.80%, 5/15/2020	300,000	297,507
3.50%, 8/20/2020	200,000	202,951
3.80%, 5/15/2024	20,000	19,537
4.50%, 5/15/2021	730,000	767,456
5.63%, 12/15/2019	250,000	270,488
6.35%, 5/15/2018	457,000	484,420

		3,564,736

OIL & GAS — 5.3%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024 (a)	200,000	198,549
4.85%, 3/15/2021	600,000	644,067
5.55%, 3/15/2026 (a)	500,000	567,161
6.95%, 6/15/2019	155,000	172,384
8.70%, 3/15/2019	157,000	179,639
Apache Corp.:
2.63%, 1/15/2023	225,000	220,738
3.25%, 4/15/2022	384,000	394,476
3.63%, 2/1/2021	340,000	354,849
6.90%, 9/15/2018	150,000	163,340
BP Capital Markets PLC:
1.38%, 11/6/2017	630,000	630,789
1.38%, 5/10/2018	439,000	438,411
1.67%, 2/13/2018	250,000	251,568
1.68%, 5/3/2019	385,000	385,968
2.24%, 5/10/2019	211,000	214,276
2.24%, 9/26/2018	312,000	316,449
2.32%, 2/13/2020	1,875,000	1,912,966
2.50%, 11/6/2022	469,000	471,815
2.52%, 1/15/2020	439,000	450,569
2.75%, 5/10/2023	683,000	694,296
3.02%, 1/16/2027	300,000	304,797
3.06%, 3/17/2022	350,000	365,564
3.12%, 5/4/2026	500,000	512,747
3.25%, 5/6/2022	628,000	660,904
3.51%, 3/17/2025 (a)	357,000	377,056
3.54%, 11/4/2024	425,000	450,413
3.56%, 11/1/2021	580,000	622,286
3.81%, 2/10/2024	500,000	540,161
3.99%, 9/26/2023	200,000	218,281
4.50%, 10/1/2020	652,000	717,173
4.74%, 3/11/2021	355,000	397,103
4.75%, 3/10/2019	375,000	402,926
British Transco Finance, Inc. 6.63%, 6/1/2018	725,000	782,042

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Canadian Natural Resources, Ltd.:
1.75%, 1/15/2018	$419,000	$416,826
3.45%, 11/15/2021 (a)	190,000	194,774
3.80%, 4/15/2024	81,000	81,479
3.90%, 2/1/2025	215,000	217,126
5.90%, 2/1/2018	497,000	520,951
Chevron Corp.:
1.10%, 12/5/2017	500,000	499,970
1.34%, 11/9/2017	575,000	576,792
1.35%, 11/15/2017	171,000	171,734
1.37%, 3/2/2018	583,000	585,091
1.56%, 5/16/2019	500,000	501,083
1.72%, 6/24/2018	846,000	851,612
1.79%, 11/16/2018	581,000	586,219
1.96%, 3/3/2020	1,025,000	1,037,204
2.10%, 5/16/2021	600,000	607,458
2.19%, 11/15/2019	500,000	509,860
2.36%, 12/5/2022	881,000	893,784
2.41%, 3/3/2022	9,000	9,187
2.42%, 11/17/2020	500,000	513,134
2.43%, 6/24/2020	400,000	411,049
2.57%, 5/16/2023	350,000	359,326
2.95%, 5/16/2026 (a)	1,000,000	1,033,761
3.19%, 6/24/2023	884,000	939,009
3.33%, 11/17/2025	505,000	539,817
4.95%, 3/3/2019	710,000	768,463
Cimarex Energy Co.:
4.38%, 6/1/2024	300,000	314,876
5.88%, 5/1/2022	330,000	343,301
ConocoPhillips 6.00%, 1/15/2020	451,000	507,464
ConocoPhillips Co.:
1.05%, 12/15/2017	251,000	249,032
1.50%, 5/15/2018	385,000	384,019
2.20%, 5/15/2020 (a)	22,000	22,192
2.40%, 12/15/2022	486,000	482,013
2.88%, 11/15/2021	400,000	409,894
3.35%, 11/15/2024 (a)	550,000	565,086
3.35%, 5/15/2025	250,000	256,307
4.20%, 3/15/2021 (a)	565,000	609,575
4.95%, 3/15/2026 (a)	814,000	919,420
5.20%, 5/15/2018	218,000	229,939
5.75%, 2/1/2019 (a)	691,000	751,809
6.65%, 7/15/2018	125,000	135,715
Devon Energy Corp.:
3.25%, 5/15/2022 (a)	834,000	832,165
4.00%, 7/15/2021 (a)	50,000	52,445
5.85%, 12/15/2025 (a)	415,000	470,404
Encana Corp.:
3.90%, 11/15/2021 (a)	575,000	576,078
6.50%, 5/15/2019	5,000	5,412
EOG Resources, Inc.:
2.45%, 4/1/2020	251,000	253,938
2.63%, 3/15/2023	455,000	455,474
3.15%, 4/1/2025	100,000	102,143
4.10%, 2/1/2021	300,000	322,870
4.15%, 1/15/2026	500,000	547,010
4.40%, 6/1/2020	250,000	269,785
5.63%, 6/1/2019	500,000	548,516

EQT Corp.:
4.88%, 11/15/2021	715,000	780,200
6.50%, 4/1/2018	27,000	28,433
8.13%, 6/1/2019	200,000	228,690
Exxon Mobil Corp.:
1.31%, 3/6/2018	698,000	699,931
1.44%, 3/1/2018	875,000	879,040
1.71%, 3/1/2019 (a)	550,000	554,974
1.82%, 3/15/2019	487,000	492,585
1.91%, 3/6/2020	363,000	367,943
2.22%, 3/1/2021 (a)	1,267,000	1,292,202
2.40%, 3/6/2022	570,000	582,880
2.71%, 3/6/2025	837,000	860,074
2.73%, 3/1/2023	491,000	510,311
3.04%, 3/1/2026	750,000	787,145
3.18%, 3/15/2024	403,000	428,061
Helmerich & Payne International Drilling Co. 4.65%, 3/15/2025	50,000	52,588
Hess Corp. 3.50%, 7/15/2024	80,000	77,567
Husky Energy, Inc.:
3.95%, 4/15/2022	150,000	159,237
4.00%, 4/15/2024	500,000	517,375
7.25%, 12/15/2019	275,000	317,963
Kerr-McGee Corp. 6.95%, 7/1/2024	100,000	118,919
Marathon Oil Corp.:
2.70%, 6/1/2020	200,000	195,589
2.80%, 11/1/2022 (a)	524,000	483,809
3.85%, 6/1/2025 (a)	350,000	332,430
5.90%, 3/15/2018 (a)	175,000	182,998
6.00%, 10/1/2017	443,000	458,623
Marathon Petroleum Corp.:
2.70%, 12/14/2018	220,000	223,970
3.40%, 12/15/2020	250,000	258,823
3.63%, 9/15/2024 (a)	900,000	901,102
5.13%, 3/1/2021	873,000	958,908
Nabors Industries, Inc.:
4.63%, 9/15/2021	400,000	378,000
5.10%, 9/15/2023 (a)	115,000	109,825
6.15%, 2/15/2018	4,000	4,120
9.25%, 1/15/2019	674,000	731,290
Noble Energy, Inc.:
3.90%, 11/15/2024	50,000	51,169
4.15%, 12/15/2021	440,000	468,468
5.63%, 5/1/2021	104,000	107,900
8.25%, 3/1/2019	715,000	817,173
Occidental Petroleum Corp.:
1.50%, 2/15/2018	81,000	81,217
2.60%, 4/15/2022	400,000	408,321
2.70%, 2/15/2023	252,000	256,903
3.13%, 2/15/2022	230,000	241,468
3.40%, 4/15/2026 (a)	550,000	581,130
3.50%, 6/15/2025	150,000	160,106
Series 1, 4.10%, 2/1/2021	515,000	559,453
Petro-Canada 6.05%, 5/15/2018	390,000	416,961
Phillips 66 4.30%, 4/1/2022	800,000	880,332
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	150,000	156,300
3.95%, 7/15/2022	271,000	288,413
6.88%, 5/1/2018	200,000	214,923
7.50%, 1/15/2020	300,000	347,129

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Sasol Financing International PLC 4.50%, 11/14/2022	$165,000	$169,120
Shell International Finance B.V.:
1.25%, 11/10/2017	383,000	383,801
1.38%, 5/10/2019	750,000	747,105
1.38%, 9/12/2019	500,000	497,826
1.63%, 11/10/2018	700,000	701,669
1.75%, 9/12/2021	1,250,000	1,243,325
1.88%, 5/10/2021	625,000	623,941
1.90%, 8/10/2018	510,000	514,570
2.00%, 11/15/2018	605,000	611,806
2.13%, 5/11/2020	784,000	794,420
2.25%, 11/10/2020	448,000	455,706
2.25%, 1/6/2023	225,000	224,906
2.38%, 8/21/2022	454,000	459,783
2.50%, 9/12/2026	500,000	493,177
2.88%, 5/10/2026	650,000	661,387
3.25%, 5/11/2025	1,387,000	1,460,854
3.40%, 8/12/2023	450,000	479,578
4.30%, 9/22/2019	775,000	834,936
4.38%, 3/25/2020	600,000	652,076
Suncor Energy, Inc.:
3.60%, 12/1/2024 (a)	600,000	629,218
6.10%, 6/1/2018	590,000	632,369
Total Capital Canada, Ltd.:
1.45%, 1/15/2018	483,000	485,283
2.75%, 7/15/2023	313,000	323,657
Total Capital International SA:
2.10%, 6/19/2019 (a)	250,000	254,134
2.13%, 1/10/2019	726,000	737,308
2.70%, 1/25/2023	219,000	225,985
2.75%, 6/19/2021	350,000	365,072
2.88%, 2/17/2022	350,000	364,747
3.70%, 1/15/2024 (a)	656,000	719,280
3.75%, 4/10/2024 (a)	314,000	344,000
Total Capital SA:
2.13%, 8/10/2018	566,000	573,921
4.13%, 1/28/2021	255,000	279,631
4.25%, 12/15/2021	100,000	111,365
4.45%, 6/24/2020	400,000	439,690
Valero Energy Corp.:
3.40%, 9/15/2026	550,000	546,915
3.65%, 3/15/2025 (a)	400,000	408,563
6.13%, 2/1/2020	520,000	584,459
9.38%, 3/15/2019	225,000	264,112
XTO Energy, Inc.:
5.50%, 6/15/2018	350,000	374,651
6.50%, 12/15/2018	250,000	277,535

		80,401,206

OIL & GAS SERVICES — 0.3%
Baker Hughes, Inc.:
3.20%, 8/15/2021	29,000	30,147
7.50%, 11/15/2018	373,000	416,156
FMC Technologies, Inc. 3.45%, 10/1/2022	248,000	251,298
Halliburton Co.:
2.00%, 8/1/2018	100,000	100,671
3.25%, 11/15/2021 (a)	827,000	861,335
3.50%, 8/1/2023	100,000	103,227

3.80%, 11/15/2025 (a)	1,008,000	1,045,949
5.90%, 9/15/2018	350,000	377,734
6.15%, 9/15/2019	225,000	252,173
National Oilwell Varco, Inc.:
1.35%, 12/1/2017	177,000	176,115
2.60%, 12/1/2022	1,008,000	945,027
Oceaneering International, Inc. 4.65%, 11/15/2024	350,000	352,134
Schlumberger Investment SA 3.65%, 12/1/2023	401,000	432,586

		5,344,552

PACKAGING & CONTAINERS — 0.2%
Bemis Co., Inc.:
3.10%, 9/15/2026	600,000	605,688
4.50%, 10/15/2021	400,000	436,973
Packaging Corp. of America:
3.65%, 9/15/2024	600,000	626,373
4.50%, 11/1/2023	58,000	63,690
WestRock RKT Co.:
4.00%, 3/1/2023	500,000	529,209
4.90%, 3/1/2022	500,000	562,494

		2,824,427

PHARMACEUTICALS — 5.2%
Abbott Laboratories:
2.00%, 3/15/2020	202,000	204,069
2.55%, 3/15/2022	200,000	204,684
2.95%, 3/15/2025 (a)	447,000	457,271
4.13%, 5/27/2020	400,000	432,849
5.13%, 4/1/2019	230,000	250,523
AbbVie, Inc.:
1.75%, 11/6/2017	1,651,000	1,657,991
1.80%, 5/14/2018 (a)	1,809,000	1,815,921
2.00%, 11/6/2018	217,000	218,605
2.30%, 5/14/2021	900,000	906,835
2.50%, 5/14/2020	1,955,000	1,992,005
2.85%, 5/14/2023	507,000	514,415
2.90%, 11/6/2022	1,316,000	1,349,828
3.20%, 11/6/2022	322,000	334,833
3.20%, 5/14/2026	690,000	699,116
3.60%, 5/14/2025	582,000	607,374
Actavis Funding SCS:
2.35%, 3/12/2018	2,131,000	2,156,538
2.45%, 6/15/2019	200,000	203,807
3.00%, 3/12/2020	1,559,000	1,609,817
3.45%, 3/15/2022	1,300,000	1,364,570
3.80%, 3/15/2025	1,325,000	1,398,958
3.85%, 6/15/2024	250,000	265,184
Actavis, Inc.:
1.88%, 10/1/2017	401,000	402,052
3.25%, 10/1/2022	801,000	828,944
Allergan, Inc.:
2.80%, 3/15/2023	405,000	402,465
3.38%, 9/15/2020	100,000	104,646
AmerisourceBergen Corp.:
3.25%, 3/1/2025	38,000	40,074
3.40%, 5/15/2024	150,000	158,966
3.50%, 11/15/2021	170,000	180,616
4.88%, 11/15/2019	250,000	273,023

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

AstraZeneca PLC:
1.75%, 11/16/2018	$1,446,000	$1,456,266
1.95%, 9/18/2019	393,000	397,806
2.38%, 11/16/2020	647,000	661,891
3.38%, 11/16/2025	1,250,000	1,332,733
Baxalta, Inc.:
2.00%, 6/22/2018	85,000	85,345
2.88%, 6/23/2020	610,000	625,559
3.60%, 6/23/2022	200,000	210,362
4.00%, 6/23/2025	770,000	820,902
Bristol-Myers Squibb Co.:
1.75%, 3/1/2019	200,000	202,486
2.00%, 8/1/2022	266,000	267,997
3.25%, 11/1/2023	425,000	461,180
7.15%, 6/15/2023	186,000	241,659
Cardinal Health, Inc.:
1.70%, 3/15/2018	100,000	100,345
1.95%, 6/15/2018	253,000	254,868
2.40%, 11/15/2019	100,000	101,885
3.20%, 3/15/2023	153,000	159,748
3.50%, 11/15/2024	100,000	106,466
4.63%, 12/15/2020	50,000	55,175
Eli Lilly & Co.:
1.25%, 3/1/2018	521,000	522,391
1.95%, 3/15/2019	349,000	354,665
2.75%, 6/1/2025	200,000	210,663
Express Scripts Holding Co.:
2.25%, 6/15/2019	600,000	607,467
3.00%, 7/15/2023	750,000	760,256
3.30%, 2/25/2021 (a)	155,000	162,680
3.50%, 6/15/2024	170,000	176,714
3.90%, 2/15/2022	402,000	432,353
4.50%, 2/25/2026	500,000	547,623
4.75%, 11/15/2021	350,000	391,321
7.25%, 6/15/2019	60,000	68,379
GlaxoSmithKline Capital PLC 2.85%, 5/8/2022	515,000	539,666
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	752,000	785,657
5.65%, 5/15/2018	1,392,000	1,487,481
Johnson & Johnson:
1.13%, 11/21/2017	359,000	359,955
1.13%, 3/1/2019	310,000	309,989
1.65%, 12/5/2018	144,000	145,670
1.65%, 3/1/2021	500,000	504,324
1.88%, 12/5/2019	100,000	102,015
2.05%, 3/1/2023	100,000	101,934
2.45%, 3/1/2026	800,000	822,774
2.95%, 9/1/2020	330,000	349,511
3.38%, 12/5/2023	400,000	440,623
3.55%, 5/15/2021	100,000	109,151
5.15%, 7/15/2018	553,000	592,971
McKesson Corp.:
1.40%, 3/15/2018	445,000	445,258
2.28%, 3/15/2019	540,000	549,167
2.70%, 12/15/2022	100,000	101,692
2.85%, 3/15/2023	100,000	102,251
3.80%, 3/15/2024 (a)	205,000	220,922
4.75%, 3/1/2021	300,000	331,645
7.50%, 2/15/2019	305,000	346,131

Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	155,000	160,831
4.13%, 11/15/2025 (a)	245,000	266,393
4.90%, 11/1/2019	179,000	195,138
Medco Health Solutions, Inc.:
4.13%, 9/15/2020	150,000	161,806
7.13%, 3/15/2018	621,000	669,605
Merck & Co., Inc.:
1.10%, 1/31/2018	300,000	300,357
1.30%, 5/18/2018	506,000	507,552
1.85%, 2/10/2020	550,000	559,116
2.35%, 2/10/2022	425,000	434,839
2.40%, 9/15/2022	257,000	264,012
2.75%, 2/10/2025	1,362,000	1,409,461
2.80%, 5/18/2023	938,000	978,021
3.88%, 1/15/2021	400,000	434,744
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	510,000	560,370
Mylan NV:
2.50%, 6/7/2019 (e)	440,000	444,834
3.00%, 12/15/2018 (e)	220,000	224,914
3.15%, 6/15/2021 (e)	850,000	865,635
3.75%, 12/15/2020 (e)	350,000	365,028
3.95%, 6/15/2026 (e)	850,000	856,204
Mylan, Inc.:
2.55%, 3/28/2019	200,000	202,289
2.60%, 6/24/2018	425,000	430,329
4.20%, 11/29/2023	261,000	273,650
Novartis Capital Corp.:
2.40%, 9/21/2022	608,000	628,797
3.00%, 11/20/2025	656,000	693,424
3.40%, 5/6/2024	727,000	792,668
4.40%, 4/24/2020	200,000	220,101
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	1,785,000	1,944,071
Owens & Minor, Inc. 3.88%, 9/15/2021	50,000	51,666
Perrigo Co. PLC 4.00%, 11/15/2023 (a)	550,000	564,743
Perrigo Finance PLC:
3.50%, 12/15/2021	200,000	206,598
3.90%, 12/15/2024	300,000	302,925
Perrigo Finance Unlimited Co.:
3.50%, 3/15/2021	500,000	516,532
4.38%, 3/15/2026	400,000	417,515
Pfizer, Inc.:
1.20%, 6/1/2018	500,000	499,920
1.45%, 6/3/2019	450,000	451,454
1.50%, 6/15/2018	338,000	339,651
1.95%, 6/3/2021	500,000	505,735
2.10%, 5/15/2019	700,000	714,089
2.75%, 6/3/2026	600,000	620,281
3.00%, 6/15/2023	452,000	481,486
3.40%, 5/15/2024 (a)	495,000	539,118
6.20%, 3/15/2019	1,358,000	1,513,871
Pharmacia Corp. 6.50%, 12/1/2018	300,000	333,151
Sanofi:
1.25%, 4/10/2018	554,000	554,338
4.00%, 3/29/2021	854,000	938,901

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	$1,500,000	$1,501,886
2.40%, 9/23/2021	1,250,000	1,252,375
2.88%, 9/23/2023	1,000,000	1,005,728
3.20%, 9/23/2026	1,200,000	1,207,329
Teva Pharmaceutical Finance Co. B.V.:
2.95%, 12/18/2022	285,000	290,791
Series 2, 3.65%, 11/10/2021	650,000	689,043
Teva Pharmaceutical Finance IV B.V. 3.65%, 11/10/2021	200,000	212,013
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	200,000	201,709
Teva Pharmaceutical Finance Netherlands III B.V.:
1.40%, 7/20/2018	1,000,000	996,287
1.70%, 7/19/2019	980,000	977,957
2.20%, 7/21/2021	1,125,000	1,121,752
2.80%, 7/21/2023	1,080,000	1,081,817
Wyeth LLC:
6.45%, 2/1/2024	340,000	430,585
7.25%, 3/1/2023	100,000	129,116
Zoetis, Inc.:
1.88%, 2/1/2018	160,000	160,346
3.25%, 2/1/2023	757,000	779,916
3.45%, 11/13/2020	175,000	182,411
4.50%, 11/13/2025 (a)	300,000	334,636

		78,513,811

PIPELINES — 3.1%
ANR Pipeline Co. 9.63%, 11/1/2021	250,000	331,800
Boardwalk Pipelines L.P.:
4.95%, 12/15/2024	300,000	310,829
5.75%, 9/15/2019	150,000	161,220
5.95%, 6/1/2026	825,000	905,548
Buckeye Partners L.P.:
2.65%, 11/15/2018	150,000	151,459
4.15%, 7/1/2023	405,000	412,930
4.35%, 10/15/2024	40,000	41,046
4.88%, 2/1/2021	490,000	527,143
Columbia Pipeline Group, Inc.:
2.45%, 6/1/2018	450,000	453,596
3.30%, 6/1/2020	350,000	360,223
4.50%, 6/1/2025	375,000	404,774
El Paso Natural Gas Co. LLC 8.63%, 1/15/2022	250,000	309,397
Enable Midstream Partners L.P.:
2.40%, 5/15/2019	10,000	9,812
3.90%, 5/15/2024	315,000	295,018
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	83,000	87,928
4.38%, 10/15/2020	75,000	79,558
5.20%, 3/15/2020	475,000	514,846
9.88%, 3/1/2019	400,000	467,447
Enbridge, Inc.:
3.50%, 6/10/2024	200,000	197,245
4.00%, 10/1/2023	209,000	214,774
Energy Transfer Partners L.P.:
2.50%, 6/15/2018	357,000	359,019
3.60%, 2/1/2023	525,000	516,595

4.05%, 3/15/2025	200,000	197,503
4.15%, 10/1/2020	500,000	521,734
4.65%, 6/1/2021	628,000	666,733
4.75%, 1/15/2026	955,000	986,388
5.20%, 2/1/2022 (a)	259,000	281,308
6.70%, 7/1/2018	429,000	460,336
9.00%, 4/15/2019	100,000	113,964
9.70%, 3/15/2019	102,000	117,466
EnLink Midstream Partners L.P.:
4.40%, 4/1/2024	300,000	294,238
4.85%, 7/15/2026	210,000	210,680
Enterprise Products Operating LLC:
1.65%, 5/7/2018	329,000	328,949
2.55%, 10/15/2019	950,000	968,320
2.85%, 4/15/2021	490,000	502,538
3.35%, 3/15/2023	908,000	928,115
3.70%, 2/15/2026	435,000	449,064
3.75%, 2/15/2025	429,000	445,544
3.90%, 2/15/2024	111,000	116,369
4.05%, 2/15/2022 (a)	150,000	162,454
5.20%, 9/1/2020	350,000	389,978
5.25%, 1/31/2020	100,000	110,271
Series B, 3 Month USD LIBOR + 2.68%, 7.03%, 1/15/2068 (b)	300,000	316,500
Series N, 6.50%, 1/31/2019	375,000	414,799
EQT Midstream Partners L.P. 4.00%, 8/1/2024	230,000	220,166
Kinder Morgan Energy Partners L.P.:
2.65%, 2/1/2019	175,000	176,475
3.45%, 2/15/2023	230,000	229,252
3.50%, 3/1/2021 (a)	450,000	464,487
3.50%, 9/1/2023	180,000	179,373
3.95%, 9/1/2022	800,000	837,498
4.15%, 3/1/2022	150,000	157,845
4.15%, 2/1/2024	8,000	8,209
4.25%, 9/1/2024	550,000	567,186
4.30%, 5/1/2024	200,000	206,261
5.00%, 10/1/2021	200,000	218,395
5.30%, 9/15/2020	350,000	382,633
5.95%, 2/15/2018	327,000	344,117
6.50%, 4/1/2020	200,000	225,267
6.85%, 2/15/2020	165,000	186,676
9.00%, 2/1/2019	150,000	171,860
Kinder Morgan, Inc.:
2.00%, 12/1/2017	294,000	294,134
3.05%, 12/1/2019	819,000	836,529
4.30%, 6/1/2025 (a)	525,000	546,561
7.25%, 6/1/2018	100,000	108,080
Magellan Midstream Partners L.P.:
3.20%, 3/15/2025	330,000	331,025
4.25%, 2/1/2021	103,000	110,166
5.00%, 3/1/2026	400,000	453,182
6.55%, 7/15/2019	150,000	167,653
MPLX L.P.:
4.00%, 2/15/2025	75,000	73,813
4.50%, 7/15/2023	200,000	203,885
4.88%, 12/1/2024	200,000	206,865
4.88%, 6/1/2025	400,000	413,313
5.50%, 2/15/2023	900,000	929,787

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

ONEOK Partners L.P.:
3.20%, 9/15/2018	$465,000	$472,976
3.38%, 10/1/2022	1,105,000	1,115,495
3.80%, 3/15/2020 (a)	50,000	51,854
4.90%, 3/15/2025	50,000	53,822
8.63%, 3/1/2019	150,000	170,535
Panhandle Eastern Pipe Line Co. L.P.:
6.20%, 11/1/2017	150,000	154,006
7.00%, 6/15/2018	300,000	317,937
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	75,000	75,477
3.61%, 2/15/2025	75,000	75,516
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	125,000	125,910
2.85%, 1/31/2023	100,000	94,929
3.60%, 11/1/2024	438,000	425,786
3.65%, 6/1/2022	630,000	637,936
3.85%, 10/15/2023	174,000	173,393
4.65%, 10/15/2025 (a)	300,000	311,926
5.00%, 2/1/2021 (a)	75,000	81,345
5.75%, 1/15/2020 (a)	250,000	273,886
6.50%, 5/1/2018	9,000	9,597
8.75%, 5/1/2019	550,000	634,316
Regency Energy Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	305,000	309,360
5.00%, 10/1/2022	411,000	434,250
5.50%, 4/15/2023	11,000	11,330
5.88%, 3/1/2022	700,000	771,247
6.50%, 7/15/2021	25,000	25,752
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp. 4.40%, 6/15/2021	350,000	383,391
Spectra Energy Capital LLC:
3.30%, 3/15/2023	149,000	147,656
6.20%, 4/15/2018	227,000	239,743
8.00%, 10/1/2019	950,000	1,094,864
Spectra Energy Partners L.P.:
2.95%, 9/25/2018	159,000	161,775
3.50%, 3/15/2025	300,000	305,219
4.75%, 3/15/2024	307,000	337,270
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023	310,000	309,001
3.90%, 7/15/2026 (a)	1,250,000	1,269,225
4.25%, 4/1/2024 (a)	50,000	52,037
4.40%, 4/1/2021	150,000	160,995
5.95%, 12/1/2025 (a)	355,000	412,064
TC PipeLines L.P. 4.38%, 3/13/2025	350,000	347,992
TransCanada PipeLines, Ltd.:
1.63%, 11/9/2017	389,000	389,064
1.88%, 1/12/2018 (a)	226,000	226,613
2.50%, 8/1/2022	257,000	257,087
3.13%, 1/15/2019	126,000	129,506
3.75%, 10/16/2023	450,000	481,257
3.80%, 10/1/2020 (a)	197,000	209,836
4.88%, 1/15/2026	200,000	231,261
6.50%, 8/15/2018	460,000	499,531
7.13%, 1/15/2019	150,000	167,373

Western Gas Partners L.P.:
2.60%, 8/15/2018	300,000	300,210
3.95%, 6/1/2025	25,000	24,805
4.00%, 7/1/2022	256,000	261,793
4.65%, 7/1/2026	250,000	260,590
5.38%, 6/1/2021	659,000	717,786
Williams Partners L.P.:
3.35%, 8/15/2022	220,000	219,032
3.60%, 3/15/2022	450,000	455,805
3.90%, 1/15/2025	300,000	299,855
4.00%, 11/15/2021	355,000	367,993
4.00%, 9/15/2025	605,000	606,915
4.13%, 11/15/2020	150,000	155,940
4.30%, 3/4/2024	795,000	816,906
4.50%, 11/15/2023	455,000	473,913
5.25%, 3/15/2020 (a)	550,000	592,460
Williams Partners L.P. / ACMP Finance Corp.:
4.88%, 5/15/2023	219,000	223,400
4.88%, 3/15/2024	308,000	311,080
6.13%, 7/15/2022	419,000	437,813

		46,493,788

REAL ESTATE — 0.2%
American Campus Communities Operating Partnership L.P.:
3.35%, 10/1/2020	350,000	364,449
4.13%, 7/1/2024	100,000	106,419
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	330,000	337,821
CBRE Services, Inc. 5.00%, 3/15/2023	337,000	354,957
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	100,000	103,807
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026	271,000	289,963
Prologis L.P.:
3.35%, 2/1/2021	250,000	263,237
3.75%, 11/1/2025	335,000	359,568
4.25%, 8/15/2023	300,000	330,763

		2,510,984

REAL ESTATE INVESTMENT TRUSTS — 3.9%
Alexandria Real Estate Equities, Inc.:
3.90%, 6/15/2023	250,000	260,772
4.30%, 1/15/2026	94,000	101,623
4.60%, 4/1/2022	200,000	217,029
American Tower Corp.:
2.25%, 1/15/2022	1,000,000	997,959
2.80%, 6/1/2020	400,000	409,845
3.30%, 2/15/2021 (a)	450,000	470,275
3.40%, 2/15/2019	520,000	539,890
3.45%, 9/15/2021	124,000	130,265
3.50%, 1/31/2023	313,000	325,494
4.00%, 6/1/2025	750,000	801,564
4.40%, 2/15/2026	43,000	46,994
4.50%, 1/15/2018	642,000	666,822
4.70%, 3/15/2022	75,000	83,271
5.00%, 2/15/2024	656,000	741,855
5.05%, 9/1/2020 (a)	300,000	331,752
5.90%, 11/1/2021	450,000	523,921

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

AvalonBay Communities, Inc.:
2.90%, 10/15/2026 (d)	$750,000	$747,606
2.95%, 5/11/2026	360,000	360,383
Series GMTN, 2.95%, 9/15/2022	200,000	205,153
Series GMTN, 3.45%, 6/1/2025	100,000	104,031
Series GMTN, 3.50%, 11/15/2024	50,000	52,433
Series GMTN, 3.50%, 11/15/2025	200,000	208,422
Series GMTN, 3.63%, 10/1/2020	150,000	158,525
Series GMTN, 4.20%, 12/15/2023	200,000	218,160
Series GMTN, 6.10%, 3/15/2020	100,000	113,467
Boston Properties L.P.:
3.13%, 9/1/2023	350,000	357,799
3.65%, 2/1/2026	458,000	482,388
3.70%, 11/15/2018	457,000	476,333
3.80%, 2/1/2024	4,000	4,254
3.85%, 2/1/2023	876,000	936,892
4.13%, 5/15/2021	248,000	269,488
5.63%, 11/15/2020	150,000	170,204
5.88%, 10/15/2019	446,000	496,664
Brandywine Operating Partnership L.P. 4.95%, 4/15/2018	200,000	208,690
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	900,000	901,494
3.85%, 2/1/2025	70,000	70,938
3.88%, 8/15/2022	155,000	162,533
4.13%, 6/15/2026	389,000	401,867
Camden Property Trust:
2.95%, 12/15/2022	300,000	301,739
3.50%, 9/15/2024	50,000	51,408
4.63%, 6/15/2021	50,000	54,689
CBL & Associates L.P. 5.25%, 12/1/2023	763,000	779,084
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	900,000	906,771
4.15%, 4/1/2025	50,000	51,925
Corporate Office Properties L.P.:
3.60%, 5/15/2023	100,000	99,374
3.70%, 6/15/2021	150,000	155,111
5.00%, 7/1/2025	200,000	214,931
5.25%, 2/15/2024	300,000	324,841
Crown Castle International Corp.:
2.25%, 9/1/2021	616,000	616,045
3.40%, 2/15/2021	415,000	434,520
3.70%, 6/15/2026 (a)	325,000	338,780
4.45%, 2/15/2026	500,000	548,407
4.88%, 4/15/2022	575,000	639,140
5.25%, 1/15/2023	19,000	21,561
CubeSmart L.P.:
3.13%, 9/1/2026	350,000	349,071
4.00%, 11/15/2025	150,000	160,319
4.38%, 12/15/2023	100,000	108,202
DDR Corp.:
3.38%, 5/15/2023	300,000	302,024
3.50%, 1/15/2021	100,000	103,522
3.63%, 2/1/2025	165,000	166,940
4.25%, 2/1/2026	64,000	67,417
4.63%, 7/15/2022	245,000	267,879
7.88%, 9/1/2020	75,000	90,281

Digital Realty Trust L.P.:
3.40%, 10/1/2020	150,000	157,047
3.63%, 10/1/2022	288,000	298,331
3.95%, 7/1/2022	100,000	105,940
5.25%, 3/15/2021	350,000	390,525
Duke Realty L.P.:
3.25%, 6/30/2026	300,000	304,740
3.88%, 2/15/2021	250,000	266,355
3.88%, 10/15/2022	300,000	319,220
4.38%, 6/15/2022	250,000	271,858
EPR Properties:
4.50%, 4/1/2025	100,000	101,333
5.75%, 8/15/2022	300,000	330,267
ERP Operating L.P.:
2.38%, 7/1/2019	298,000	303,797
3.00%, 4/15/2023	200,000	204,536
3.38%, 6/1/2025	111,000	115,697
4.63%, 12/15/2021	92,000	103,370
4.75%, 7/15/2020	44,000	48,441
Essex Portfolio L.P.:
3.38%, 1/15/2023	85,000	87,904
3.38%, 4/15/2026	350,000	357,526
3.50%, 4/1/2025	100,000	103,212
3.88%, 5/1/2024	475,000	503,566
Federal Realty Investment Trust:
2.55%, 1/15/2021	183,000	188,208
3.00%, 8/1/2022	100,000	104,485
Government Properties Income Trust 3.75%, 8/15/2019	800,000	814,291
HCP, Inc.:
3.15%, 8/1/2022	475,000	480,018
3.40%, 2/1/2025	432,000	425,601
3.75%, 2/1/2019	600,000	621,617
3.88%, 8/15/2024	399,000	406,078
4.00%, 12/1/2022	450,000	473,442
4.00%, 6/1/2025	250,000	256,164
4.25%, 11/15/2023	180,000	188,442
5.38%, 2/1/2021	542,000	601,244
Series MTN, 6.70%, 1/30/2018	356,000	379,019
Healthcare Realty Trust, Inc. 3.88%, 5/1/2025	100,000	103,006
Healthcare Trust of America Holdings L.P.:
3.38%, 7/15/2021	100,000	102,505
3.50%, 8/1/2026	560,000	564,217
Highwoods Realty L.P.:
3.20%, 6/15/2021 (a)	300,000	309,694
3.63%, 1/15/2023	150,000	154,248
Hospitality Properties Trust:
4.25%, 2/15/2021	150,000	159,959
4.50%, 3/15/2025	250,000	254,060
4.65%, 3/15/2024	190,000	194,452
5.00%, 8/15/2022	624,000	679,225
5.25%, 2/15/2026	150,000	159,763
6.70%, 1/15/2018	300,000	311,793
Host Hotels & Resorts L.P.:
Series C, 4.75%, 3/1/2023	400,000	430,812
Series D, 3.75%, 10/15/2023	220,000	223,876
Series E, 4.00%, 6/15/2025	565,000	581,056
Series F, 4.50%, 2/1/2026	39,000	41,212

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Kilroy Realty L.P.:
4.38%, 10/1/2025	$100,000	$108,854
Series MTN, 4.80%, 7/15/2018	250,000	261,488
Kimco Realty Corp.:
2.80%, 10/1/2026	350,000	345,258
3.13%, 6/1/2023	300,000	307,342
3.20%, 5/1/2021	88,000	91,899
3.40%, 11/1/2022	150,000	157,017
6.88%, 10/1/2019	100,000	114,201
Kite Realty Group L.P. 4.00%, 10/1/2026	150,000	151,734
Liberty Property L.P.:
3.25%, 10/1/2026	300,000	301,828
4.13%, 6/15/2022	125,000	133,368
4.40%, 2/15/2024	200,000	216,410
4.75%, 10/1/2020	200,000	216,441
6.63%, 10/1/2017	406,000	425,497
Mack-Cali Realty L.P.:
2.50%, 12/15/2017	400,000	401,278
3.15%, 5/15/2023	100,000	93,667
4.50%, 4/18/2022	100,000	104,096
Mid-America Apartments L.P.:
4.00%, 11/15/2025	300,000	318,246
4.30%, 10/15/2023	125,000	133,673
National Retail Properties, Inc.:
3.80%, 10/15/2022	100,000	106,449
3.90%, 6/15/2024	150,000	157,862
4.00%, 11/15/2025	330,000	348,764
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	1,225,000	1,258,787
4.95%, 4/1/2024	200,000	210,490
5.88%, 3/15/2024	200,000	209,500
Piedmont Operating Partnership L.P. 4.45%, 3/15/2024	650,000	671,999
Rayonier, Inc. 3.75%, 4/1/2022	100,000	101,705
Realty Income Corp.:
2.00%, 1/31/2018	450,000	453,273
3.25%, 10/15/2022	150,000	154,857
3.88%, 7/15/2024	350,000	366,742
6.75%, 8/15/2019	400,000	453,650
Regency Centers L.P. 3.75%, 6/15/2024	21,000	21,992
Retail Opportunity Investments Partnership L.P.:
4.00%, 12/15/2024	250,000	252,428
5.00%, 12/15/2023	490,000	523,264
Retail Properties of America, Inc. 4.00%, 3/15/2025	50,000	49,797
Select Income REIT:
2.85%, 2/1/2018	400,000	402,646
3.60%, 2/1/2020	300,000	303,733
4.50%, 2/1/2025	600,000	607,832
Senior Housing Properties Trust:
3.25%, 5/1/2019	375,000	377,301
4.75%, 5/1/2024	150,000	157,282
Simon Property Group L.P.:
2.20%, 2/1/2019	66,000	67,113
2.50%, 9/1/2020	150,000	154,284
2.50%, 7/15/2021	240,000	246,303

2.75%, 2/1/2023	150,000	153,752
3.30%, 1/15/2026 (a)	258,000	271,678
3.38%, 3/15/2022	468,000	497,917
3.38%, 10/1/2024	323,000	343,818
3.50%, 9/1/2025	205,000	219,451
3.75%, 2/1/2024	386,000	418,268
4.13%, 12/1/2021	375,000	411,707
4.38%, 3/1/2021	158,000	173,840
5.65%, 2/1/2020	1,227,000	1,375,003
10.35%, 4/1/2019	300,000	357,606
Sovran Acquisition L.P. 3.50%, 7/1/2026	275,000	280,420
Tanger Properties L.P.:
3.13%, 9/1/2026	300,000	299,202
3.75%, 12/1/2024	50,000	52,564
3.88%, 12/1/2023	150,000	158,077
6.13%, 6/1/2020	300,000	341,326
UDR, Inc.:
Series 0001, 4.63%, 1/10/2022	50,000	54,757
Series MTN, 2.95%, 9/1/2026	410,000	406,265
Series MTN, 3.75%, 7/1/2024	25,000	26,411
Series MTN, 4.00%, 10/1/2025	150,000	161,390
Series MTN, 4.25%, 6/1/2018	250,000	260,177
Ventas Realty L.P.:
3.13%, 6/15/2023	300,000	308,000
3.25%, 10/15/2026	400,000	404,123
3.50%, 2/1/2025	295,000	305,368
4.13%, 1/15/2026	18,000	19,434
Ventas Realty L.P. / Ventas Capital Corp.:
2.00%, 2/15/2018	270,000	270,823
2.70%, 4/1/2020	225,000	230,340
3.25%, 8/15/2022	9,000	9,274
4.00%, 4/30/2019	228,000	239,260
4.25%, 3/1/2022	443,000	480,509
4.75%, 6/1/2021	400,000	442,824
Vornado Realty L.P. 5.00%, 1/15/2022	450,000	491,942
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	101,851
Weingarten Realty Investors:
3.25%, 8/15/2026	700,000	693,734
3.38%, 10/15/2022	250,000	255,708
3.85%, 6/1/2025	50,000	51,981
Welltower, Inc.:
2.25%, 3/15/2018	250,000	252,114
4.00%, 6/1/2025	100,000	105,582
4.13%, 4/1/2019	150,000	157,401
4.50%, 1/15/2024	100,000	108,746
4.95%, 1/15/2021	350,000	384,961
5.25%, 1/15/2022	261,000	295,530
6.13%, 4/15/2020	150,000	169,427
Weyerhaeuser Co. 4.63%, 9/15/2023	259,000	288,044
WP Carey, Inc.:
4.00%, 2/1/2025	200,000	198,495
4.60%, 4/1/2024	300,000	312,070

		58,874,708

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

RETAIL — 3.3%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022	$100,000	$107,482
5.75%, 5/1/2020	150,000	165,558
AutoNation, Inc.:
3.35%, 1/15/2021	50,000	51,397
4.50%, 10/1/2025	45,000	47,821
5.50%, 2/1/2020	300,000	328,668
6.75%, 4/15/2018	300,000	320,731
AutoZone, Inc.:
1.63%, 4/21/2019	40,000	40,098
2.50%, 4/15/2021	80,000	81,720
3.13%, 7/15/2023	100,000	103,218
3.13%, 4/21/2026	175,000	179,388
3.25%, 4/15/2025	235,000	243,184
3.70%, 4/15/2022	150,000	160,455
4.00%, 11/15/2020	450,000	484,362
7.13%, 8/1/2018	200,000	219,461
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (a)	200,000	206,294
Best Buy Co., Inc.:
5.00%, 8/1/2018	230,000	242,009
5.50%, 3/15/2021	350,000	386,750
Coach, Inc. 4.25%, 4/1/2025	140,000	145,873
Costco Wholesale Corp.:
1.13%, 12/15/2017	415,000	416,318
1.70%, 12/15/2019	603,000	609,095
1.75%, 2/15/2020	420,000	424,221
2.25%, 2/15/2022	170,000	173,957
CVS Health Corp.:
1.90%, 7/20/2018	969,000	978,117
2.13%, 6/1/2021 (a)	947,000	956,579
2.25%, 12/5/2018	726,000	738,850
2.25%, 8/12/2019	569,000	579,854
2.75%, 12/1/2022	166,000	170,821
2.80%, 7/20/2020 (a)	1,204,000	1,247,410
2.88%, 6/1/2026	750,000	760,413
3.38%, 8/12/2024	525,000	556,038
3.50%, 7/20/2022	571,000	611,602
3.88%, 7/20/2025	1,236,000	1,348,525
4.00%, 12/5/2023	560,000	615,487
4.13%, 5/15/2021	250,000	272,756
4.75%, 12/1/2022	100,000	113,224
Dollar General Corp.:
3.25%, 4/15/2023	490,000	503,300
4.15%, 11/1/2025	125,000	136,216
Home Depot, Inc.:
2.00%, 6/15/2019	401,000	409,189
2.00%, 4/1/2021	715,000	726,741
2.13%, 9/15/2026	375,000	369,290
2.25%, 9/10/2018	329,000	336,006
2.63%, 6/1/2022	335,000	347,384
2.70%, 4/1/2023	850,000	882,425
3.00%, 4/1/2026	500,000	528,726
3.35%, 9/15/2025	662,000	719,457
3.75%, 2/15/2024	513,000	567,047
3.95%, 9/15/2020	250,000	273,008
4.40%, 4/1/2021	360,000	400,114

Kohl’s Corp.:
4.00%, 11/1/2021	400,000	426,346
4.25%, 7/17/2025	250,000	258,566
4.75%, 12/15/2023	200,000	215,226
Lowe’s Cos., Inc.:
1.15%, 4/15/2019	300,000	299,653
2.50%, 4/15/2026	800,000	802,855
3.12%, 4/15/2022	223,000	236,014
3.13%, 9/15/2024	400,000	423,856
3.38%, 9/15/2025	320,000	344,726
3.88%, 9/15/2023	150,000	165,617
4.63%, 4/15/2020	136,000	149,160
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	305,000	298,339
3.45%, 1/15/2021	250,000	261,015
3.63%, 6/1/2024 (a)	717,000	724,822
4.38%, 9/1/2023	90,000	95,158
6.65%, 7/15/2024	570,000	665,748
McDonald’s Corp.:
2.75%, 12/9/2020	556,000	576,286
Series MTN, 2.10%, 12/7/2018	451,000	458,060
Series MTN, 2.20%, 5/26/2020	250,000	254,978
Series MTN, 2.63%, 1/15/2022	297,000	305,613
Series MTN, 3.25%, 6/10/2024	186,000	197,754
Series MTN, 3.38%, 5/26/2025	150,000	158,064
Series MTN, 3.50%, 7/15/2020	55,000	58,422
Series MTN, 3.63%, 5/20/2021	50,000	53,709
Series MTN, 3.70%, 1/30/2026 (a)	937,000	1,008,337
Series MTN, 5.00%, 2/1/2019	325,000	350,775
Series MTN, 5.35%, 3/1/2018	434,000	458,845
Nordstrom, Inc.:
4.00%, 10/15/2021	150,000	161,197
4.75%, 5/1/2020	250,000	273,262
6.25%, 1/15/2018	370,000	392,786
O’Reilly Automotive, Inc.:
3.55%, 3/15/2026 (a)	500,000	528,715
3.80%, 9/1/2022	73,000	77,813
4.63%, 9/15/2021	100,000	109,179
QVC, Inc.:
4.38%, 3/15/2023	955,000	951,694
4.45%, 2/15/2025	275,000	269,585
4.85%, 4/1/2024	300,000	303,064
5.13%, 7/2/2022	300,000	320,455
Ross Stores, Inc. 3.38%, 9/15/2024	100,000	104,975
Signet UK Finance PLC 4.70%, 6/15/2024	525,000	511,493
Staples, Inc.:
2.75%, 1/12/2018	20,000	20,115
4.38%, 1/12/2023	1,215,000	1,261,864
Starbucks Corp.:
2.00%, 12/5/2018	250,000	254,857
2.10%, 2/4/2021	450,000	462,159
2.45%, 6/15/2026	100,000	101,549
2.70%, 6/15/2022	150,000	157,139
3.85%, 10/1/2023	420,000	468,087
Target Corp.:
2.30%, 6/26/2019	535,000	549,675
2.50%, 4/15/2026	375,000	381,811
2.90%, 1/15/2022	530,000	557,540

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.50%, 7/1/2024	$8,000	$8,781
3.88%, 7/15/2020 (a)	350,000	381,264
6.00%, 1/15/2018	760,000	807,419
TJX Cos., Inc.:
2.25%, 9/15/2026	500,000	493,087
2.50%, 5/15/2023	105,000	107,956
2.75%, 6/15/2021	200,000	209,194
6.95%, 4/15/2019	150,000	170,805
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	338,000	338,846
1.95%, 12/15/2018	139,000	141,507
2.55%, 4/11/2023	1,253,000	1,300,475
3.25%, 10/25/2020	400,000	428,767
3.30%, 4/22/2024	605,000	658,368
3.63%, 7/8/2020	400,000	432,202
4.13%, 2/1/2019	100,000	106,909
4.25%, 4/15/2021	230,000	257,293
5.80%, 2/15/2018	1,472,000	1,569,094
6.75%, 10/15/2023	100,000	128,714
Walgreen Co.:
3.10%, 9/15/2022	419,000	435,812
5.25%, 1/15/2019	64,000	68,888
Walgreens Boots Alliance, Inc.:
1.75%, 11/17/2017	470,000	472,255
1.75%, 5/30/2018	535,000	537,718
2.60%, 6/1/2021	730,000	746,720
2.70%, 11/18/2019 (a)	811,000	835,071
3.10%, 6/1/2023	285,000	293,948
3.30%, 11/18/2021	485,000	512,454
3.45%, 6/1/2026	378,000	392,590
3.80%, 11/18/2024	993,000	1,063,737

		50,653,471

SAVINGS & LOANS — 0.0% (f)
People’s United Financial, Inc. 3.65%, 12/6/2022	180,000	185,095

SEMICONDUCTORS — 1.2%
Altera Corp.:
2.50%, 11/15/2018	120,000	123,362
4.10%, 11/15/2023	250,000	281,907
Analog Devices, Inc.:
2.88%, 6/1/2023	300,000	302,422
3.90%, 12/15/2025	210,000	224,117
Applied Materials, Inc.:
2.63%, 10/1/2020	150,000	154,987
3.90%, 10/1/2025	300,000	331,419
4.30%, 6/15/2021	251,000	278,664
Intel Corp.:
1.35%, 12/15/2017	2,680,000	2,694,115
1.70%, 5/19/2021	100,000	100,334
2.45%, 7/29/2020 (a)	725,000	749,605
2.60%, 5/19/2026	500,000	508,910
2.70%, 12/15/2022	541,000	563,844
3.10%, 7/29/2022	225,000	239,014
3.30%, 10/1/2021	731,000	784,532
3.70%, 7/29/2025 (a)	939,000	1,037,963
KLA-Tencor Corp.:
4.13%, 11/1/2021	421,000	451,594
4.65%, 11/1/2024	850,000	932,531

Lam Research Corp.:
2.75%, 3/15/2020	337,000	345,832
2.80%, 6/15/2021	350,000	359,280
3.45%, 6/15/2023	284,000	289,462
3.80%, 3/15/2025	100,000	102,940
3.90%, 6/15/2026 (a)	1,110,000	1,144,838
Maxim Integrated Products, Inc.:
2.50%, 11/15/2018	177,000	179,717
3.38%, 3/15/2023	100,000	102,642
NVIDIA Corp.:
2.20%, 9/16/2021	210,000	210,684
3.20%, 9/16/2026	350,000	354,773
QUALCOMM, Inc.:
1.40%, 5/18/2018	561,000	560,912
2.25%, 5/20/2020	670,000	680,715
3.00%, 5/20/2022	1,366,000	1,430,009
3.45%, 5/20/2025	507,000	534,317
Semiconductor Manufacturing International Corp. 4.13%, 10/7/2019 (e)	250,000	260,922
Texas Instruments, Inc.:
1.00%, 5/1/2018	20,000	19,966
1.65%, 8/3/2019	452,000	456,060
1.75%, 5/1/2020	350,000	353,051
1.85%, 5/15/2022	250,000	249,823
2.25%, 5/1/2023	453,000	454,150
Xilinx, Inc.:
2.13%, 3/15/2019	156,000	157,676
3.00%, 3/15/2021	230,000	239,323

		18,246,412

SOFTWARE — 2.5%
Activision Blizzard, Inc.:
2.30%, 9/15/2021 (a) (e)	280,000	280,950
3.40%, 9/15/2026 (e)	350,000	352,114
Adobe Systems, Inc.:
3.25%, 2/1/2025	265,000	277,940
4.75%, 2/1/2020	225,000	247,193
Autodesk, Inc.:
1.95%, 12/15/2017	250,000	250,266
4.38%, 6/15/2025 (a)	300,000	317,334
Broadridge Financial Solutions, Inc.:
3.40%, 6/27/2026	480,000	489,499
3.95%, 9/1/2020	100,000	105,977
CA, Inc.:
2.88%, 8/15/2018	150,000	153,067
3.60%, 8/1/2020	100,000	104,852
4.50%, 8/15/2023	350,000	380,073
CDK Global, Inc. 4.50%, 10/15/2024	150,000	149,428
Dun & Bradstreet Corp.:
3.25%, 12/1/2017	425,000	430,796
4.00%, 6/15/2020	100,000	104,303
4.38%, 12/1/2022	230,000	238,263
Electronic Arts, Inc.:
3.70%, 3/1/2021	450,000	475,015
4.80%, 3/1/2026	350,000	387,535
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	110,000	110,567
2.25%, 8/15/2021	820,000	821,790

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.85%, 10/15/2018	$185,000	$189,660
3.00%, 8/15/2026	500,000	493,797
3.50%, 4/15/2023	306,000	320,313
3.63%, 10/15/2020	620,000	656,598
3.88%, 6/5/2024	400,000	426,528
4.50%, 10/15/2022	140,000	154,857
5.00%, 3/15/2022	582,000	602,383
5.00%, 10/15/2025	604,000	688,874
Fiserv, Inc.:
2.70%, 6/1/2020	400,000	411,826
3.50%, 10/1/2022	250,000	262,724
3.85%, 6/1/2025	500,000	538,854
4.63%, 10/1/2020	150,000	164,801
4.75%, 6/15/2021	40,000	44,547
Microsoft Corp.:
0.88%, 11/15/2017	10,000	10,010
1.00%, 5/1/2018	250,000	249,884
1.10%, 8/8/2019	2,040,000	2,032,789
1.30%, 11/3/2018	438,000	439,718
1.55%, 8/8/2021 (a)	1,500,000	1,494,175
1.63%, 12/6/2018	99,000	100,160
1.85%, 2/12/2020	687,000	697,466
2.00%, 11/3/2020	1,101,000	1,123,470
2.00%, 8/8/2023	1,300,000	1,298,192
2.13%, 11/15/2022	333,000	336,471
2.38%, 2/12/2022	623,000	641,493
2.38%, 5/1/2023	525,000	536,756
2.40%, 8/8/2026	675,000	674,026
2.65%, 11/3/2022	500,000	520,815
2.70%, 2/12/2025	1,060,000	1,093,850
3.00%, 10/1/2020	398,000	421,198
3.13%, 11/3/2025	1,137,000	1,209,124
3.63%, 12/15/2023	515,000	566,036
4.00%, 2/8/2021	310,000	341,248
4.20%, 6/1/2019	435,000	468,947
Oracle Corp.:
1.90%, 9/15/2021 (a)	1,865,000	1,868,977
2.25%, 10/8/2019	1,086,000	1,113,315
2.38%, 1/15/2019	606,000	620,136
2.40%, 9/15/2023	802,000	804,353
2.50%, 5/15/2022	1,155,000	1,183,298
2.50%, 10/15/2022	1,080,000	1,105,401
2.65%, 7/15/2026	1,230,000	1,229,277
2.80%, 7/8/2021	583,000	608,614
2.95%, 5/15/2025	1,000,000	1,033,276
3.40%, 7/8/2024	825,000	879,287
3.63%, 7/15/2023	318,000	343,569
3.88%, 7/15/2020	401,000	435,273
5.00%, 7/8/2019 (a)	800,000	878,033
5.75%, 4/15/2018	1,001,000	1,070,403

		38,061,764

TELECOMMUNICATIONS — 4.5%
America Movil SAB de CV:
3.13%, 7/16/2022 (a)	925,000	951,263
5.00%, 10/16/2019	400,000	437,639
5.00%, 3/30/2020	750,000	827,681
5.63%, 11/15/2017	212,000	221,790

AT&T, Inc.:
1.40%, 12/1/2017	998,000	997,886
1.75%, 1/15/2018	532,000	533,963
2.30%, 3/11/2019	1,099,000	1,117,992
2.38%, 11/27/2018 (a)	726,000	739,892
2.45%, 6/30/2020 (a)	1,434,000	1,459,561
2.63%, 12/1/2022	660,000	666,565
2.80%, 2/17/2021	1,064,000	1,093,836
3.00%, 2/15/2022	684,000	705,486
3.00%, 6/30/2022	1,176,000	1,209,947
3.40%, 5/15/2025	1,705,000	1,747,924
3.60%, 2/17/2023	1,150,000	1,215,409
3.80%, 3/15/2022	606,000	647,426
3.88%, 8/15/2021	479,000	516,479
3.90%, 3/11/2024	265,000	283,399
3.95%, 1/15/2025	505,000	538,039
4.13%, 2/17/2026	1,250,000	1,351,502
4.45%, 5/15/2021 (a)	441,000	485,119
4.45%, 4/1/2024	594,000	655,592
4.60%, 2/15/2021	455,000	498,877
5.00%, 3/1/2021	1,030,000	1,151,036
5.20%, 3/15/2020	600,000	664,143
5.50%, 2/1/2018	1,244,000	1,310,445
5.60%, 5/15/2018	344,000	366,746
5.80%, 2/15/2019	855,000	937,691
5.88%, 10/1/2019	950,000	1,061,787
British Telecommunications PLC:
2.35%, 2/14/2019	415,000	422,629
5.95%, 1/15/2018	450,000	475,995
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.85%, 4/15/2023	539,000	575,993
Cisco Systems, Inc.:
1.40%, 2/28/2018	712,000	715,977
1.40%, 9/20/2019	400,000	400,854
1.60%, 2/28/2019	275,000	277,103
1.65%, 6/15/2018	634,000	638,912
1.85%, 9/20/2021	400,000	402,364
2.13%, 3/1/2019	493,000	502,450
2.20%, 2/28/2021 (a)	780,000	797,714
2.20%, 9/20/2023	500,000	503,718
2.45%, 6/15/2020	1,534,000	1,582,762
2.50%, 9/20/2026	400,000	404,602
2.60%, 2/28/2023	380,000	393,128
2.90%, 3/4/2021	55,000	57,697
2.95%, 2/28/2026	350,000	368,630
3.00%, 6/15/2022	150,000	158,518
3.50%, 6/15/2025	105,000	115,261
3.63%, 3/4/2024	653,000	717,029
4.45%, 1/15/2020	1,266,000	1,383,534
4.95%, 2/15/2019	1,424,000	1,544,438
Deutsche Telekom International Finance B.V.:
6.00%, 7/8/2019	350,000	391,583
6.75%, 8/20/2018	300,000	329,415
GTE Corp. 6.84%, 4/15/2018	21,000	22,348
Juniper Networks, Inc.:
3.13%, 2/26/2019	150,000	153,135
3.30%, 6/15/2020	100,000	102,601
4.35%, 6/15/2025 (a)	30,000	31,323

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.50%, 3/15/2024 (a)	$325,000	$346,009
4.60%, 3/15/2021	100,000	108,610
Motorola Solutions, Inc.:
3.50%, 9/1/2021	400,000	410,115
3.50%, 3/1/2023	532,000	523,365
3.75%, 5/15/2022	361,000	368,456
4.00%, 9/1/2024 (a)	262,000	260,116
Orange SA:
2.75%, 2/6/2019	715,000	735,089
4.13%, 9/14/2021	200,000	220,506
5.38%, 7/8/2019	400,000	442,155
Pacific Bell Telephone Co. 7.13%, 3/15/2026	1,000	1,272
Qwest Corp.:
6.75%, 12/1/2021	750,000	836,250
7.25%, 9/15/2025	850,000	932,875
Rogers Communications, Inc.:
3.63%, 12/15/2025	100,000	107,835
4.10%, 10/1/2023	455,000	502,742
6.80%, 8/15/2018	870,000	952,934
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	477,000	509,567
Telefonica Emisiones SAU:
3.19%, 4/27/2018	450,000	460,443
4.57%, 4/27/2023	750,000	832,645
5.13%, 4/27/2020	280,000	308,644
5.46%, 2/16/2021	950,000	1,077,988
5.88%, 7/15/2019	410,000	453,999
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	150,000	166,405
TELUS Corp. 2.80%, 2/16/2027	200,000	201,291
Verizon Communications, Inc.:
1.10%, 11/1/2017	150,000	149,984
1.38%, 8/15/2019	555,000	552,799
1.75%, 8/15/2021	1,150,000	1,137,577
2.45%, 11/1/2022 (a)	564,000	571,577
2.55%, 6/17/2019	250,000	257,105
2.63%, 2/21/2020	1,497,000	1,538,735
2.63%, 8/15/2026 (a)	825,000	811,414
3.00%, 11/1/2021	502,000	524,836
3.45%, 3/15/2021	200,000	212,800
3.50%, 11/1/2021	723,000	773,593
3.50%, 11/1/2024	998,000	1,061,519
3.65%, 9/14/2018	1,235,000	1,288,838
4.15%, 3/15/2024	402,000	442,795
4.50%, 9/15/2020	1,621,000	1,779,985
4.60%, 4/1/2021	650,000	722,874
5.15%, 9/15/2023	3,941,000	4,580,187
5.50%, 2/15/2018	372,000	392,863
6.10%, 4/15/2018	345,000	369,821
Vodafone Group PLC:
1.50%, 2/19/2018	712,000	711,905
2.50%, 9/26/2022	486,000	488,872
2.95%, 2/19/2023	807,000	826,519
4.38%, 3/16/2021	100,000	109,440
4.63%, 7/15/2018	390,000	410,648
5.45%, 6/10/2019	425,000	464,672

		68,805,497

TEXTILES — 0.0% (f)
Cintas Corp. No 2:
4.30%, 6/1/2021	250,000	274,983
6.13%, 12/1/2017	100,000	105,555
Mohawk Industries, Inc. 3.85%, 2/1/2023	213,000	223,036

		603,574

TOBACCO — 0.1%
Reynolds American, Inc.:
4.45%, 6/12/2025	130,000	145,135
6.88%, 5/1/2020	300,000	351,306
8.13%, 6/23/2019	400,000	464,400

		960,841

TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc. 3.15%, 5/15/2021	100,000	103,180
Mattel, Inc.:
2.35%, 5/6/2019	440,000	446,375
2.35%, 8/15/2021	450,000	451,144
3.15%, 3/15/2023	150,000	150,786
4.35%, 10/1/2020 (a)	75,000	81,072

		1,232,557

TRANSPORTATION — 1.2%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023 (a)	200,000	209,747
3.05%, 3/15/2022	480,000	508,136
3.05%, 9/1/2022	111,000	117,439
3.40%, 9/1/2024	300,000	322,925
3.45%, 9/15/2021	200,000	214,889
3.60%, 9/1/2020	75,000	80,395
3.65%, 9/1/2025	200,000	219,838
3.75%, 4/1/2024	833,000	915,770
3.85%, 9/1/2023	656,000	722,487
4.10%, 6/1/2021	100,000	109,886
4.70%, 10/1/2019	100,000	109,735
5.75%, 3/15/2018	227,000	241,894
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	101,694
2.75%, 3/1/2026	465,000	483,110
2.85%, 12/15/2021	50,000	52,494
2.95%, 11/21/2024	170,000	179,733
5.55%, 5/15/2018	150,000	160,225
5.55%, 3/1/2019	251,000	275,309
Canadian Pacific Railway Co.:
3.70%, 2/1/2026	39,000	42,231
4.50%, 1/15/2022	150,000	165,605
6.50%, 5/15/2018	300,000	323,141
CSX Corp.:
3.35%, 11/1/2025 (a)	350,000	374,687
3.40%, 8/1/2024 (a)	200,000	214,409
3.70%, 10/30/2020	225,000	240,642
3.70%, 11/1/2023	94,000	102,236
6.25%, 3/15/2018	410,000	438,059
7.38%, 2/1/2019	400,000	452,723
FedEx Corp.:
2.30%, 2/1/2020	250,000	254,892
2.63%, 8/1/2022	139,000	142,496
2.70%, 4/15/2023	100,000	102,556

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.20%, 2/1/2025	$250,000	$262,568
3.25%, 4/1/2026	450,000	473,659
4.00%, 1/15/2024	145,000	160,661
8.00%, 1/15/2019	450,000	513,620
JB Hunt Transport Services, Inc.:
2.40%, 3/15/2019	50,000	49,968
3.30%, 8/15/2022	200,000	207,450
3.85%, 3/15/2024	150,000	159,340
Kansas City Southern:
2.35%, 5/15/2020	250,000	252,188
3.13%, 6/1/2026	155,000	157,382
Norfolk Southern Corp.:
2.90%, 6/15/2026	335,000	344,028
2.90%, 2/15/2023	402,000	416,775
3.00%, 4/1/2022	214,000	223,602
3.25%, 12/1/2021	400,000	424,394
5.59%, 5/17/2025	100,000	120,341
5.75%, 4/1/2018	227,000	241,819
5.90%, 6/15/2019	250,000	278,654
Ryder System, Inc.:
Series MTN, 2.35%, 2/26/2019	150,000	152,289
Series MTN, 2.45%, 11/15/2018	150,000	152,519
Series MTN, 2.45%, 9/3/2019	250,000	253,808
Series MTN, 2.50%, 5/11/2020	150,000	151,961
Series MTN, 2.55%, 6/1/2019	150,000	152,802
Series MTN, 2.65%, 3/2/2020	100,000	101,947
Series MTN, 2.88%, 9/1/2020	250,000	256,046
Union Pacific Corp.:
1.80%, 2/1/2020	205,000	206,335
2.25%, 2/15/2019	450,000	458,400
2.75%, 4/15/2023	150,000	155,029
2.75%, 3/1/2026 (a)	608,000	629,128
2.95%, 1/15/2023	200,000	209,630
3.25%, 8/15/2025	100,000	107,093
3.65%, 2/15/2024	231,000	252,480
3.75%, 3/15/2024	150,000	164,924
4.00%, 2/1/2021	12,000	13,053
4.16%, 7/15/2022	369,000	410,171
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	122,997
United Parcel Service, Inc.:
2.45%, 10/1/2022	317,000	328,240
3.13%, 1/15/2021	400,000	426,151
5.13%, 4/1/2019	1,003,000	1,097,684
5.50%, 1/15/2018	356,000	376,414

		18,344,933

TRUCKING & LEASING — 0.1%
GATX Corp.:
2.38%, 7/30/2018	232,000	234,349
2.50%, 3/15/2019	50,000	50,504
2.60%, 3/30/2020 (a)	175,000	176,866
3.25%, 3/30/2025 (a)	100,000	101,255
3.25%, 9/15/2026	250,000	250,895
4.75%, 6/15/2022	100,000	111,085
4.85%, 6/1/2021	175,000	192,489

		1,117,443

WATER — 0.0% (f)
American Water Capital Corp.:
3.40%, 3/1/2025	328,000	352,778
3.85%, 3/1/2024	150,000	165,210
6.09%, 10/15/2017	12,000	12,545

		530,533

TOTAL CORPORATE BONDS & NOTES
(Cost $1,476,712,379)		1,510,495,095

	Shares
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (g) (h)	3,115,321	3,115,321
State Street Navigator Securities Lending Prime Portfolio (g) (i)	8,727,560	8,727,560

TOTAL SHORT-TERM INVESTMENTS (Cost $11,842,881)		11,842,881

TOTAL INVESTMENTS — 100.0% (Cost $1,488,555,260)		1,522,337,976
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(1,029,596)

NET ASSETS — 100.0%		$1,521,308,380

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2016.
(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of September 30, 2016. Maturity date shown is the final maturity.
(d)	When-issued security.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.2% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2016.
(i)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

MTN = Medium Term Note

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$4,357,112	$—	$4,357,112
Aerospace & Defense	—	17,114,684	—	17,114,684
Agriculture	—	14,842,149	—	14,842,149
Airlines	—	3,003,410	—	3,003,410
Apparel	—	1,712,257	—	1,712,257
Auto Manufacturers	—	39,135,348	—	39,135,348
Auto Parts & Equipment	—	2,623,573	—	2,623,573
Banks	—	389,641,606	—	389,641,606
Beverages	—	43,768,743	—	43,768,743
Biotechnology	—	19,418,490	—	19,418,490
Chemicals	—	28,764,070	—	28,764,070
Commercial Services	—	9,811,753	—	9,811,753
Construction Materials	—	2,892,908	—	2,892,908
Distribution & Wholesale	—	539,310	—	539,310
Diversified Financial Services	—	63,054,460	—	63,054,460
Electric	—	74,584,591	—	74,584,591
Electrical Components & Equipment	—	2,404,675	—	2,404,675
Electronics	—	10,857,238	—	10,857,238
Engineering & Construction	—	1,197,087	—	1,197,087
Environmental Control	—	3,785,717	—	3,785,717
Food	—	24,926,585	—	24,926,585
Forest Products & Paper	—	2,993,096	—	2,993,096
Gas	—	6,911,330	—	6,911,330
Hand & Machine Tools	—	1,424,805	—	1,424,805
Health Care Products	—	24,485,598	—	24,485,598
Health Care Services	—	22,089,372	—	22,089,372
Holding Companies-Divers	—	1,183,623	—	1,183,623
Home Builders.	—	1,236,272	—	1,236,272
Home Furnishings	—	897,525	—	897,525
Household Products	—	4,981,356	—	4,981,356
Household Products & Wares	—	2,321,554	—	2,321,554
Housewares	—	3,341,969	—	3,341,969
Insurance.	—	43,212,989	—	43,212,989
Internet	—	15,403,776	—	15,403,776
Investment Company Security	—	2,861,055	—	2,861,055
Iron/Steel	—	4,255,694	—	4,255,694
IT Services	—	43,388,931	—	43,388,931
Leisure Time	—	1,007,672	—	1,007,672
Lodging	—	3,809,769	—	3,809,769
Machinery, Construction & Mining	—	6,751,623	—	6,751,623
Machinery-Diversified	—	10,002,706	—	10,002,706
Media	—	45,560,694	—	45,560,694
Metal Fabricate & Hardware	—	1,596,511	—	1,596,511
Mining	—	11,123,851	—	11,123,851
Miscellaneous Manufacturer	—	13,947,226	—	13,947,226
Office & Business Equipment	—	3,564,736	—	3,564,736
Oil & Gas	—	80,401,206	—	80,401,206
Oil & Gas Services.	—	5,344,552	—	5,344,552
Packaging & Containers	—	2,824,427	—	2,824,427
Pharmaceuticals	—	78,513,811	—	78,513,811
Pipelines	—	46,493,788	—	46,493,788
Real Estate	—	2,510,984	—	2,510,984

See accompanying Notes to Schedule of Investments

SPDR Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Real Estate Investment Trusts	$—	$58,874,708	$—	$58,874,708
Retail	—	50,653,471	—	50,653,471
Savings & Loans	—	185,095	—	185,095
Semiconductors	—	18,246,412	—	18,246,412
Software	—	38,061,764	—	38,061,764
Telecommunications.	—	68,805,497	—	68,805,497
Textiles	—	603,574	—	603,574
Tobacco	—	960,841	—	960,841
Toys/Games/Hobbies	—	1,232,557	—	1,232,557
Transportation	—	18,344,933	—	18,344,933
Trucking & Leasing	—	1,117,443	—	1,117,443
Water	—	530,533	—	530,533
Short-Term Investments	11,842,881	—	—	11,842,881

TOTAL INVESTMENTS	$11,842,881	$1,510,495,095	$—	$1,522,337,976

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	2,977,223	$2,977,223	52,104,024	51,965,926	3,115,321	$3,115,321	$7,094	$—
State Street Navigator Securities Lending Prime Portfolio	27,572,173	27,572,173	27,900,348	46,744,961	8,727,560	8,727,560	23,394	—

TOTAL		$30,549,396				$11,842,881	$30,488	$—

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.8%
ADVERTISING — 0.1%
WPP Finance 2010:
5.13%, 9/7/2042	$30,000	$33,281
5.63%, 11/15/2043	51,000	60,539

		93,820

AEROSPACE & DEFENSE — 2.0%
Boeing Co.:
3.38%, 6/15/2046	50,000	50,020
3.50%, 3/1/2045	17,000	17,297
6.63%, 2/15/2038	94,000	136,448
6.88%, 3/15/2039	73,000	109,862
General Dynamics Corp. 3.60%, 11/15/2042	30,000	31,374
Harris Corp.:
4.85%, 4/27/2035	73,000	80,147
6.15%, 12/15/2040	30,000	37,341
Lockheed Martin Corp.:
3.60%, 3/1/2035	64,000	65,424
3.80%, 3/1/2045	146,000	149,486
4.07%, 12/15/2042	239,000	254,886
4.50%, 5/15/2036	34,000	38,645
4.70%, 5/15/2046	157,000	185,382
4.85%, 9/15/2041	124,000	146,145
5.72%, 6/1/2040	100,000	128,453
Series B, 6.15%, 9/1/2036	81,000	109,030
Northrop Grumman Corp.:
4.75%, 6/1/2043	189,000	222,001
5.05%, 11/15/2040	64,000	76,757
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	30,000	44,795
Raytheon Co.:
4.20%, 12/15/2044	17,000	19,485
4.70%, 12/15/2041	107,000	128,732
7.20%, 8/15/2027	30,000	42,274
Rockwell Collins, Inc. 4.80%, 12/15/2043	64,000	76,577
United Technologies Corp.:
4.15%, 5/15/2045	64,000	70,763
4.50%, 6/1/2042	403,000	465,440
5.40%, 5/1/2035	64,000	79,187
5.70%, 4/15/2040	133,000	173,995
6.05%, 6/1/2036	124,000	164,607
6.13%, 7/15/2038	120,000	162,764
7.50%, 9/15/2029	86,000	127,090

		3,394,407

AGRICULTURE — 1.1%
Altria Group, Inc.:
3.88%, 9/16/2046	100,000	103,992
4.25%, 8/9/2042	94,000	101,855
4.50%, 5/2/2043	64,000	71,885
5.38%, 1/31/2044	182,000	230,368
Archer-Daniels-Midland Co.:
4.02%, 4/16/2043	112,000	121,072
4.54%, 3/26/2042	30,000	34,859
Philip Morris International, Inc.:
3.88%, 8/21/2042	154,000	159,699
4.13%, 3/4/2043	94,000	101,317

4.25%, 11/10/2044	85,000	93,874
4.50%, 3/20/2042	124,000	139,773
4.88%, 11/15/2043	88,000	105,559
6.38%, 5/16/2038	124,000	172,781
Reynolds American, Inc.:
5.70%, 8/15/2035	65,000	80,119
5.85%, 8/15/2045	273,000	353,074
6.15%, 9/15/2043	89,000	117,145

		1,987,372

AIRLINES — 0.3%
American Airlines 2014-1 Pass Through Trust, Series A, 3.70%, 10/1/2026	106,867	111,676
American Airlines 2015-1 Pass Through Trust, 3.38%, 5/1/2027	73,497	75,334
American Airlines 2015-2 Pass Through Trust, 3.60%, 9/22/2027	1,953	2,050
American Airlines 2016-1 Pass Through Trust, Series AA, 3.58%, 1/15/2028	106,738	112,208
American Airlines 2016-2 Pass Through Trust, Series AA, 3.20%, 6/15/2028	50,000	51,250
American Airlines 2016-3 Pass Through Trust, 3.00%, 10/15/2028 (a)	60,000	60,150
United Airlines 2014-1 Pass Through Trust, Series A, 4.00%, 4/11/2026	81,075	86,435
United Airlines 2014-2 Pass Through Trust, Series A, 3.75%, 9/3/2026	62,193	65,536
United Airlines 2015-1 Pass Through Trust, 3.45%, 12/1/2027	21,000	22,129
US Airways 2013-1 Pass Through Trust, 3.95%, 11/15/2025	7,844	8,315

		595,083

APPAREL — 0.1%
NIKE, Inc.:
3.63%, 5/1/2043	30,000	31,790
3.88%, 11/1/2045	86,000	95,229
VF Corp. 6.45%, 11/1/2037	64,000	87,054

		214,073

AUTO MANUFACTURERS — 0.9%
Daimler Finance North America LLC 8.50%, 1/18/2031	130,000	211,452
Ford Motor Co.:
4.75%, 1/15/2043	210,000	218,608
6.63%, 10/1/2028	94,000	117,776
7.40%, 11/1/2046	86,000	123,684
7.45%, 7/16/2031	184,000	245,080
General Motors Co.:
5.00%, 4/1/2035	88,000	91,210
6.25%, 10/2/2043	189,000	222,149
6.60%, 4/1/2036	170,000	204,462
6.75%, 4/1/2046	150,000	188,268

		1,622,689

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

AUTO PARTS & EQUIPMENT — 0.2%
BorgWarner, Inc. 4.38%, 3/15/2045	$50,000	$52,423
Delphi Automotive PLC 4.40%, 10/1/2046 (b)	50,000	51,401
Johnson Controls, Inc.:
4.95%, 7/2/2064	52,000	53,621
5.25%, 12/1/2041	30,000	34,643
5.70%, 3/1/2041	30,000	36,400
6.00%, 1/15/2036	94,000	116,457

		344,945

BANKS — 8.7%
Bank of America Corp.:
6.11%, 1/29/2037	200,000	241,601
6.75%, 6/1/2028	86,000	107,807
7.75%, 5/14/2038	189,000	270,568
Series L, 4.75%, 4/21/2045	47,000	50,599
Series MTN, 4.25%, 10/22/2026	120,000	126,252
Series MTN, 4.88%, 4/1/2044	136,000	158,434
Series MTN, 5.00%, 1/21/2044	272,000	318,804
Series MTN, 5.88%, 2/7/2042	120,000	155,345
Bank of America NA 6.00%, 10/15/2036	214,000	273,212
Bank One Corp.:
7.63%, 10/15/2026 (b)	64,000	85,177
8.00%, 4/29/2027	172,000	228,976
Barclays PLC 5.25%, 8/17/2045	214,000	238,576
Branch Banking & Trust Co. 3.80%, 10/30/2026	72,000	78,064
Citigroup, Inc.:
4.13%, 7/25/2028	200,000	203,708
4.45%, 9/29/2027	183,000	191,147
4.65%, 7/30/2045	194,000	219,317
4.75%, 5/18/2046	100,000	104,694
5.30%, 5/6/2044	88,000	98,123
5.88%, 2/22/2033	94,000	108,481
5.88%, 1/30/2042	154,000	195,882
6.00%, 10/31/2033	94,000	109,661
6.13%, 8/25/2036	85,000	100,755
6.63%, 1/15/2028	64,000	80,421
6.63%, 6/15/2032	86,000	106,055
6.68%, 9/13/2043	124,000	161,144
8.13%, 7/15/2039	279,000	436,764
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	214,000	244,212
5.75%, 12/1/2043	214,000	260,192
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	164,000	175,139
Fifth Third Bancorp 8.25%, 3/1/2038	86,000	127,199
First Republic Bank/CAFirst Republic Bank/CA 4.38%, 8/1/2046	50,000	49,117
Goldman Sachs Capital I 6.35%, 2/15/2034	154,000	187,301
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	119,000	133,834
5.15%, 5/22/2045	250,000	272,907
5.95%, 1/15/2027	50,000	58,583
6.13%, 2/15/2033	239,000	298,494
6.25%, 2/1/2041	365,000	472,856

6.45%, 5/1/2036	172,000	210,686
6.75%, 10/1/2037	579,000	733,394
Series MTN, 4.80%, 7/8/2044	219,000	244,687
HSBC Bank USA NA 5.63%, 8/15/2035	129,000	151,254
HSBC Holdings PLC:
5.25%, 3/14/2044	172,000	192,722
6.10%, 1/14/2042 (b)	94,000	125,532
6.50%, 5/2/2036	157,000	199,191
6.50%, 9/15/2037	153,000	197,116
6.80%, 6/1/2038	129,000	172,331
7.63%, 5/17/2032	124,000	166,597
HSBC USA, Inc. 7.20%, 7/15/2097	100,000	140,927
JPMorgan Chase & Co.:
2.95%, 10/1/2026	500,000	501,828
4.13%, 12/15/2026	124,000	131,616
4.25%, 10/1/2027	112,000	120,389
4.85%, 2/1/2044 (b)	207,000	250,431
4.95%, 6/1/2045	107,000	120,247
5.40%, 1/6/2042	154,000	191,395
5.50%, 10/15/2040	105,000	131,956
5.60%, 7/15/2041	154,000	195,850
5.63%, 8/16/2043	116,000	139,036
6.40%, 5/15/2038	310,000	426,264
Morgan Stanley:
3.95%, 4/23/2027	354,000	367,421
4.30%, 1/27/2045	150,000	160,424
6.38%, 7/24/2042	279,000	376,614
7.25%, 4/1/2032	44,000	60,322
Series GMTN, 4.35%, 9/8/2026	189,000	200,637
Series MTN, 6.25%, 8/9/2026	43,000	53,160
Regions Bank 6.45%, 6/26/2037	54,000	64,559
Wachovia Corp.:
5.50%, 8/1/2035	35,000	40,716
7.50%, 4/15/2035	43,000	58,886
7.57%, 8/1/2026 (d)	89,000	116,280
Wells Fargo & Co.:
3.90%, 5/1/2045	327,000	335,399
4.65%, 11/4/2044	257,000	268,885
5.38%, 2/7/2035	64,000	77,394
5.38%, 11/2/2043	129,000	148,504
5.61%, 1/15/2044	166,000	197,240
Series GMTN, 4.30%, 7/22/2027	399,000	430,602
Series GMTN, 4.90%, 11/17/2045	202,000	219,794
Wells Fargo Bank NA:
5.85%, 2/1/2037	114,000	142,556
5.95%, 8/26/2036	235,000	296,249
6.60%, 1/15/2038	57,000	77,276
Wells Fargo Capital 5.95%, 12/15/2036	64,000	70,240

		15,236,008

BEVERAGES — 2.8%
Anheuser-Busch Cos. LLC:
5.95%, 1/15/2033	124,000	157,500
6.45%, 9/1/2037	75,000	101,616
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	120,000	138,469
4.70%, 2/1/2036	486,000	559,174
4.90%, 2/1/2046	1,245,000	1,487,881

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	$148,000	$149,893
6.38%, 1/15/2040	140,000	189,738
8.00%, 11/15/2039	64,000	101,549
8.20%, 1/15/2039	47,000	75,331
Brown-Forman Corp. 4.50%, 7/15/2045	77,000	88,000
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	79,000	93,321
Diageo Capital PLC:
3.88%, 4/29/2043	64,000	67,826
5.88%, 9/30/2036	64,000	85,149
Diageo Investment Corp. 7.45%, 4/15/2035	64,000	95,962
Dr Pepper Snapple Group, Inc. 4.50%, 11/15/2045	77,000	86,026
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	86,000	88,219
Molson Coors Brewing Co.:
4.20%, 7/15/2046	160,000	167,107
5.00%, 5/1/2042	154,000	177,906
Pepsi Bottling Group, Inc. Series B, 7.00%, 3/1/2029	172,000	249,400
PepsiAmericas, Inc. 5.50%, 5/15/2035	64,000	80,769
PepsiCo, Inc.:
4.00%, 3/5/2042	43,000	46,962
4.25%, 10/22/2044	151,000	171,422
4.45%, 4/14/2046	136,000	160,746
4.88%, 11/1/2040	94,000	114,695
5.50%, 1/15/2040	94,000	123,007

		4,857,668

BIOTECHNOLOGY — 2.1%
Amgen, Inc.:
4.40%, 5/1/2045	124,000	130,112
4.66%, 6/15/2051 (e)	300,000	319,253
4.95%, 10/1/2041	24,000	26,720
5.15%, 11/15/2041	112,000	127,615
5.38%, 5/15/2043	142,000	169,253
5.65%, 6/15/2042	124,000	151,728
5.75%, 3/15/2040	94,000	114,761
6.38%, 6/1/2037	107,000	137,840
6.40%, 2/1/2039	64,000	83,576
6.90%, 6/1/2038	94,000	128,504
Biogen, Inc. 5.20%, 9/15/2045	242,000	284,081
Celgene Corp.:
4.63%, 5/15/2044	164,000	172,950
5.00%, 8/15/2045	250,000	279,724
5.25%, 8/15/2043	30,000	34,084
Genentech, Inc. 5.25%, 7/15/2035	100,000	126,934
Gilead Sciences, Inc.:
2.95%, 3/1/2027	100,000	101,260
4.00%, 9/1/2036	35,000	35,894
4.15%, 3/1/2047	75,000	76,787
4.50%, 2/1/2045	159,000	170,522
4.60%, 9/1/2035	86,000	94,659
4.75%, 3/1/2046	366,000	408,561
4.80%, 4/1/2044	50,000	56,012

5.65%, 12/1/2041	304,000	377,624

		3,608,454

CHEMICALS — 2.1%
Agrium, Inc.:
4.13%, 3/15/2035	73,000	71,724
4.90%, 6/1/2043	64,000	68,087
5.25%, 1/15/2045	21,000	23,473
6.13%, 1/15/2041	77,000	94,090
Albemarle Corp. 5.45%, 12/1/2044	64,000	74,093
CF Industries, Inc.:
4.95%, 6/1/2043	142,000	131,456
5.15%, 3/15/2034	112,000	111,581
Dow Chemical Co.:
4.38%, 11/15/2042	94,000	95,046
4.63%, 10/1/2044	94,000	98,703
5.25%, 11/15/2041	100,000	112,170
7.38%, 11/1/2029	124,000	168,485
9.40%, 5/15/2039	86,000	140,518
Eastman Chemical Co. 4.65%, 10/15/2044	150,000	151,806
Ecolab, Inc. 5.50%, 12/8/2041	112,000	139,479
EI du Pont de Nemours & Co.:
4.15%, 2/15/2043	64,000	65,737
4.90%, 1/15/2041	64,000	71,480
5.60%, 12/15/2036	64,000	77,769
Lubrizol Corp. 6.50%, 10/1/2034	120,000	163,246
LYB International Finance B.V.:
4.88%, 3/15/2044 (b)	123,000	132,726
5.25%, 7/15/2043	102,000	115,338
LyondellBasell Industries NV 4.63%, 2/26/2055	77,000	76,214
Methanex Corp. 5.65%, 12/1/2044	64,000	54,939
Monsanto Co.:
3.60%, 7/15/2042	23,000	20,235
3.95%, 4/15/2045	64,000	62,261
4.20%, 7/15/2034	86,000	86,707
4.65%, 11/15/2043	94,000	97,923
4.70%, 7/15/2064	64,000	60,711
5.88%, 4/15/2038	164,000	196,606
Mosaic Co.:
5.45%, 11/15/2033	47,000	50,287
5.63%, 11/15/2043	97,000	105,372
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	94,000	113,359
PPG Industries, Inc. 5.50%, 11/15/2040	81,000	99,220
Praxair, Inc. 3.55%, 11/7/2042	64,000	66,720
Rohm&Haas Co. 7.85%, 7/15/2029	129,000	179,806
RPM International, Inc. 5.25%, 6/1/2045	64,000	67,070
Sherwin-Williams Co. 4.00%, 12/15/2042	90,000	87,815
Valspar Corp. 4.40%, 2/1/2045	69,000	69,188
Westlake Chemical Corp. 5.00%, 8/15/2046 (e)	50,000	49,900

		3,651,340

COMMERCIAL SERVICES — 1.1%
Board of Trustees of The Leland Stanford Junior University 3.46%, 5/1/2047	94,000	102,961

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

California Institute of Technology 4.32%, 8/1/2045	$73,000	$87,059
Catholic Health Initiatives 4.35%, 11/1/2042	74,000	73,078
Cleveland Clinic Foundation 4.86%, 1/1/2114	43,000	48,131
Equifax, Inc. 7.00%, 7/1/2037	64,000	83,443
George Washington University 4.87%, 9/15/2045	94,000	113,738
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	64,000	71,012
Massachusetts Institute of Technology:
3.89%, 7/1/2116	20,000	19,862
3.96%, 7/1/2038	56,000	63,946
4.68%, 7/1/2114	64,000	75,486
5.60%, 7/1/2111	64,000	88,940
Metropolitan Museum of Art Series 2015, 3.40%, 7/1/2045	52,000	53,620
Northwestern University:
3.69%, 12/1/2038	64,000	70,304
3.87%, 12/1/2048	64,000	72,581
President and Fellows of Harvard College 3.62%, 10/1/2037	28,000	30,998
Princeton University 5.70%, 3/1/2039	64,000	92,281
S&P Global, Inc.:
2.95%, 1/22/2027 (e)	50,000	50,363
6.55%, 11/15/2037	64,000	80,316
Trustees of Dartmouth College 3.47%, 6/1/2046	35,000	36,947
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	51,000	54,076
University of Southern California 3.03%, 10/1/2039	150,000	148,045
Verisk Analytics, Inc. 5.50%, 6/15/2045	64,000	68,678
Western Union Co. 6.20%, 11/17/2036	94,000	98,623
William Marsh Rice University 3.57%, 5/15/2045	129,000	140,464

		1,824,952

CONSTRUCTION MATERIALS — 0.2%
Lafarge SA 7.13%, 7/15/2036	200,000	249,136
Owens Corning 7.00%, 12/1/2036	57,000	71,773

		320,909

DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	50,000	51,688
4.60%, 6/15/2045	94,000	110,514

		162,202

DIVERSIFIED FINANCIAL SERVICES — 2.5%
American Express Co. 4.05%, 12/3/2042	94,000	97,354
AXA Financial, Inc. 7.00%, 4/1/2028	86,000	111,851
CME Group, Inc. 5.30%, 9/15/2043	94,000	121,066
Credit Suisse USA, Inc. 7.13%, 7/15/2032	112,000	151,361
GE Capital International Funding Co. 4.42%, 11/15/2035	1,211,000	1,359,106

General Electric Co.:
Series A, 6.75%, 3/15/2032	229,000	321,220
Series GMTN, 6.15%, 8/7/2037	223,000	307,384
Series GMTN, 6.88%, 1/10/2039	288,000	430,909
Series MTN, 5.88%, 1/14/2038	250,000	334,380
Invesco Finance PLC 5.38%, 11/30/2043	94,000	112,951
Jefferies Group LLC:
6.25%, 1/15/2036	64,000	65,566
6.45%, 6/8/2027	64,000	71,006
Legg Mason, Inc. 5.63%, 1/15/2044	47,000	48,960
National Rural Utilities Cooperative Finance Corp. Series C, 8.00%, 3/1/2032	94,000	139,985
Raymond James Financial, Inc.:
3.63%, 9/15/2026	25,000	25,139
4.95%, 7/15/2046	35,000	34,821
Visa, Inc.:
4.15%, 12/14/2035	237,000	267,329
4.30%, 12/14/2045	350,000	405,132

		4,405,520

ELECTRIC — 12.4%
Alabama Power Co.:
3.75%, 3/1/2045	64,000	66,224
4.10%, 1/15/2042	64,000	69,140
4.15%, 8/15/2044	73,000	79,916
4.30%, 1/2/2046	43,000	48,507
6.00%, 3/1/2039	64,000	84,161
Series 11-C, 5.20%, 6/1/2041	64,000	78,698
Ameren Illinois Co.:
4.15%, 3/15/2046	43,000	48,547
4.80%, 12/15/2043	64,000	77,820
Appalachian Power Co.:
6.38%, 4/1/2036	64,000	81,584
7.00%, 4/1/2038	99,000	136,558
Series L, 5.80%, 10/1/2035	30,000	36,317
Arizona Public Service Co.:
3.75%, 5/15/2046	50,000	51,966
4.50%, 4/1/2042	154,000	177,761
4.70%, 1/15/2044	100,000	119,137
Baltimore Gas & Electric Co. 3.50%, 8/15/2046 (b)	100,000	99,768
Berkshire Hathaway Energy Co.:
6.13%, 4/1/2036	159,000	210,309
6.50%, 9/15/2037	200,000	274,240
8.48%, 9/15/2028	172,000	263,699
Black Hills Corp.:
3.15%, 1/15/2027	50,000	50,391
4.20%, 9/15/2046	50,000	50,911
CenterPoint Energy Houston Electric LLC 4.50%, 4/1/2044	50,000	58,566
Cleco Corporate Holdings LLC 4.97%, 5/1/2046 (e)	35,000	38,378
Cleco Power LLC 6.00%, 12/1/2040	64,000	79,330
CMS Energy Corp. 4.70%, 3/31/2043	16,000	18,129
Commonwealth Edison Co.:
3.65%, 6/15/2046	100,000	102,310
3.70%, 3/1/2045	30,000	30,832

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.80%, 10/1/2042	$64,000	$66,751
4.60%, 8/15/2043	47,000	54,936
4.70%, 1/15/2044	64,000	76,001
5.90%, 3/15/2036	86,000	112,605
6.45%, 1/15/2038	100,000	140,400
Connecticut Light & Power Co.:
4.30%, 4/15/2044	64,000	72,750
6.35%, 6/1/2036	30,000	41,229
Consolidated Edison Co. of New York, Inc.:
3.95%, 3/1/2043	120,000	127,401
4.45%, 3/15/2044	302,000	344,201
4.50%, 12/1/2045	43,000	49,608
5.70%, 6/15/2040	30,000	38,950
Series 06-B, 6.20%, 6/15/2036	64,000	85,245
Series 06-E, 5.70%, 12/1/2036	81,000	103,036
Series 08-B, 6.75%, 4/1/2038	47,000	66,873
Series 09-C, 5.50%, 12/1/2039	112,000	141,702
Series 12-A, 4.20%, 3/15/2042	47,000	51,487
Consumers Energy Co.:
3.25%, 8/15/2046	150,000	146,828
4.10%, 11/15/2045	30,000	33,630
4.35%, 8/31/2064	64,000	71,974
Dominion Resources, Inc.:
4.70%, 12/1/2044	64,000	70,738
Series B, 5.95%, 6/15/2035	94,000	114,299
Series C, 4.05%, 9/15/2042	30,000	30,130
Series C, 4.90%, 8/1/2041	43,000	48,244
Series F, 5.25%, 8/1/2033	117,000	131,523
DTE Electric Co.:
3.70%, 3/15/2045	64,000	67,178
3.70%, 6/1/2046	50,000	52,544
3.95%, 6/15/2042	47,000	51,078
4.30%, 7/1/2044	47,000	54,177
5.70%, 10/1/2037	144,000	188,985
Duke Energy Carolinas LLC:
3.75%, 6/1/2045	43,000	44,658
4.00%, 9/30/2042	112,000	120,358
4.25%, 12/15/2041	86,000	95,204
5.30%, 2/15/2040	64,000	80,827
6.00%, 1/15/2038	143,000	191,853
6.05%, 4/15/2038	94,000	127,062
6.45%, 10/15/2032	64,000	86,712
Series A, 6.00%, 12/1/2028	99,000	128,414
Duke Energy Corp.:
2.65%, 9/1/2026	100,000	98,562
3.75%, 9/1/2046	75,000	72,600
Duke Energy Florida LLC:
6.35%, 9/15/2037	64,000	89,242
6.40%, 6/15/2038	100,000	141,114
Duke Energy Florida Project Finance LLC Series 2035, 3.11%, 9/1/2036	50,000	49,991
Duke Energy Indiana LLC:
3.75%, 5/15/2046	100,000	103,376
6.35%, 8/15/2038	124,000	172,682
6.45%, 4/1/2039	112,000	158,488
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	50,000	51,239

Duke Energy Progress LLC:
4.10%, 3/15/2043	64,000	69,565
4.15%, 12/1/2044	245,000	268,809
4.20%, 8/15/2045	94,000	104,281
4.38%, 3/30/2044	51,000	57,764
El Paso Electric Co.:
5.00%, 12/1/2044	50,000	56,928
6.00%, 5/15/2035	21,000	25,534
Emera US Finance L.P. 4.75%, 6/15/2046 (e)	70,000	74,811
Entergy Louisiana LLC:
3.05%, 6/1/2031	50,000	50,837
3.25%, 4/1/2028	100,000	104,744
4.95%, 1/15/2045	105,000	111,160
Entergy Mississippi, Inc. 2.85%, 6/1/2028	50,000	50,453
Entergy Texas, Inc. 5.15%, 6/1/2045	64,000	68,438
Exelon Corp.:
4.45%, 4/15/2046	50,000	53,641
5.10%, 6/15/2045	90,000	103,921
5.63%, 6/15/2035	124,000	148,298
Series WI, 4.95%, 6/15/2035	120,000	134,592
Exelon Generation Co. LLC 5.60%, 6/15/2042	129,000	134,657
Florida Power & Light Co.:
4.05%, 10/1/2044	64,000	71,731
4.13%, 2/1/2042	94,000	105,320
5.25%, 2/1/2041	124,000	158,815
5.69%, 3/1/2040	273,000	367,872
5.95%, 2/1/2038	77,000	105,148
Georgia Power Co.:
4.30%, 3/15/2042	20,000	21,647
4.30%, 3/15/2043	124,000	134,666
5.40%, 6/1/2040	30,000	36,898
5.95%, 2/1/2039	86,000	111,473
Series 10-C, 4.75%, 9/1/2040	112,000	127,802
Iberdrola International B.V. 6.75%, 7/15/2036	64,000	85,442
Idaho Power Co. 3.65%, 3/1/2045	64,000	65,902
Indiana Michigan Power Co.:
6.05%, 3/15/2037	30,000	37,890
Series K, 4.55%, 3/15/2046	30,000	33,463
Interstate Power & Light Co.:
3.70%, 9/15/2046	50,000	50,788
6.25%, 7/15/2039	30,000	40,675
Jersey Central Power & Light Co. 6.15%, 6/1/2037	64,000	74,939
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	938	1,077
Kansas City Power & Light Co.:
5.30%, 10/1/2041	73,000	84,812
Series B, 6.05%, 11/15/2035	30,000	37,642
Kentucky Utilities Co. 5.13%, 11/1/2040	202,000	248,016
Louisville Gas & Electric Co.:
4.38%, 10/1/2045	51,000	58,479
4.65%, 11/15/2043	64,000	75,779
MidAmerican Energy Co.:
4.25%, 5/1/2046	64,000	72,934

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.80%, 9/15/2043	$167,000	$203,188
5.75%, 11/1/2035	64,000	83,263
6.75%, 12/30/2031	64,000	89,745
Nevada Power Co.:
5.38%, 9/15/2040	47,000	58,570
5.45%, 5/15/2041	124,000	156,519
Series N, 6.65%, 4/1/2036	43,000	58,452
NiSource Finance Corp.:
4.80%, 2/15/2044	30,000	33,596
5.65%, 2/1/2045	94,000	118,182
5.95%, 6/15/2041	124,000	154,959
Northern States Power Co.:
4.00%, 8/15/2045	30,000	32,897
4.13%, 5/15/2044	43,000	47,983
5.35%, 11/1/2039	30,000	38,723
6.25%, 6/1/2036	39,000	53,931
NorthWestern Corp. 4.18%, 11/15/2044	64,000	70,030
NSTAR Electric Co. 5.50%, 3/15/2040	64,000	82,639
Oglethorpe Power Corp.:
4.25%, 4/1/2046	25,000	26,232
4.55%, 6/1/2044	112,000	121,211
5.25%, 9/1/2050	150,000	175,828
5.38%, 11/1/2040	39,000	46,212
5.95%, 11/1/2039	30,000	37,135
Ohio Edison Co.:
6.88%, 7/15/2036	30,000	38,423
8.25%, 10/15/2038	64,000	95,176
Ohio Power Co. Series G, 6.60%, 2/15/2033	62,000	80,066
Oklahoma Gas & Electric Co.:
4.00%, 12/15/2044	94,000	100,853
4.55%, 3/15/2044	64,000	74,037
Oncor Electric Delivery Co. LLC:
3.75%, 4/1/2045	30,000	31,427
5.25%, 9/30/2040	30,000	37,727
5.30%, 6/1/2042	94,000	119,887
7.25%, 1/15/2033	64,000	91,875
7.50%, 9/1/2038	77,000	117,852
Pacific Gas & Electric Co.:
4.30%, 3/15/2045	43,000	48,337
4.45%, 4/15/2042	99,000	112,055
4.60%, 6/15/2043	77,000	89,091
4.75%, 2/15/2044	86,000	102,066
5.13%, 11/15/2043	124,000	153,452
5.40%, 1/15/2040	94,000	118,579
5.80%, 3/1/2037	3,000	3,911
6.05%, 3/1/2034	224,000	298,620
6.25%, 3/1/2039	64,000	87,842
6.35%, 2/15/2038	224,000	308,175
PacifiCorp:
6.00%, 1/15/2039	124,000	167,426
6.10%, 8/1/2036	30,000	40,141
6.25%, 10/15/2037	124,000	170,329
PECO Energy Co.:
4.15%, 10/1/2044	30,000	33,411
5.95%, 10/1/2036	64,000	84,520
Potomac Electric Power Co.:
4.15%, 3/15/2043	94,000	103,468
7.90%, 12/15/2038	64,000	101,109

PPL Capital Funding, Inc. 4.70%, 6/1/2043	64,000	69,020
PPL Electric Utilities Corp.:
5.20%, 7/15/2041	34,000	42,549
6.25%, 5/15/2039	30,000	41,638
Progress Energy, Inc.:
7.00%, 10/30/2031	100,000	132,952
7.75%, 3/1/2031	56,000	78,028
Public Service Co. of Colorado:
3.55%, 6/15/2046	50,000	51,262
3.60%, 9/15/2042	124,000	127,503
4.30%, 3/15/2044	64,000	72,855
4.75%, 8/15/2041	100,000	120,331
Series 17, 6.25%, 9/1/2037	64,000	89,327
Public Service Electric & Gas Co.:
5.50%, 3/1/2040	43,000	56,236
5.80%, 5/1/2037	64,000	85,661
Series I, 4.00%, 6/1/2044	30,000	32,991
Series MTN, 3.80%, 3/1/2046	100,000	108,630
Series MTN, 3.95%, 5/1/2042	90,000	97,787
Series MTN, 4.15%, 11/1/2045	94,000	106,217
Puget Sound Energy, Inc.:
4.30%, 5/20/2045	64,000	72,958
5.64%, 4/15/2041	30,000	39,189
5.76%, 10/1/2039	64,000	84,358
5.80%, 3/15/2040	34,000	45,345
6.27%, 3/15/2037	30,000	40,839
7.02%, 12/1/2027	64,000	87,479
San Diego Gas & Electric Co.:
3.95%, 11/15/2041	64,000	69,429
4.30%, 4/1/2042	47,000	53,548
4.50%, 8/15/2040	64,000	74,381
5.35%, 5/15/2035	100,000	125,269
5.35%, 5/15/2040	100,000	128,381
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	50,000	53,064
4.35%, 2/1/2042	64,000	69,812
4.50%, 6/1/2064	99,000	104,172
4.60%, 6/15/2043	117,000	131,967
5.30%, 5/15/2033	30,000	35,742
5.45%, 2/1/2041	130,000	160,557
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	4,262	4,692
Southern California Edison Co.:
3.90%, 12/1/2041	39,000	42,083
4.50%, 9/1/2040 (b)	142,000	164,998
4.65%, 10/1/2043	99,000	119,474
6.00%, 1/15/2034	64,000	84,692
6.65%, 4/1/2029	124,000	162,727
Series 04-G, 5.75%, 4/1/2035	130,000	169,744
Series 05-E, 5.35%, 7/15/2035	186,000	232,707
Series 06-E, 5.55%, 1/15/2037	30,000	38,559
Series 13-A, 3.90%, 3/15/2043	30,000	32,613
Series C, 3.60%, 2/1/2045	64,000	66,730
Southern Co.:
3.25%, 7/1/2026	150,000	154,618
4.25%, 7/1/2036	60,000	63,467
4.40%, 7/1/2046	250,000	269,268

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Southwestern Electric Power Co.:
6.20%, 3/15/2040	$100,000	$127,675
Series J, 3.90%, 4/1/2045	64,000	63,648
Southwestern Public Service Co. 6.00%, 10/1/2036	100,000	128,445
Tampa Electric Co.:
4.20%, 5/15/2045	64,000	68,830
4.35%, 5/15/2044	30,000	32,978
6.55%, 5/15/2036	30,000	41,018
Toledo Edison Co. 6.15%, 5/15/2037	7,000	8,603
TransAlta Corp. 6.50%, 3/15/2040	64,000	58,560
Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	150,000	160,930
Union Electric Co.:
3.65%, 4/15/2045	60,000	62,336
8.45%, 3/15/2039	64,000	105,503
Virginia Electric & Power Co.:
4.00%, 1/15/2043	39,000	41,724
4.45%, 2/15/2044	94,000	107,637
8.88%, 11/15/2038	164,000	276,044
Series A, 6.00%, 5/15/2037	55,000	73,300
Series B, 4.20%, 5/15/2045	43,000	47,842
Series D, 4.65%, 8/15/2043	74,000	86,842
Westar Energy, Inc.:
4.10%, 4/1/2043	30,000	32,612
4.13%, 3/1/2042	64,000	69,688
Wisconsin Electric Power Co.:
3.65%, 12/15/2042	30,000	30,796
4.25%, 6/1/2044	133,000	149,323
Wisconsin Power & Light Co.:
4.10%, 10/15/2044	77,000	83,937
6.38%, 8/15/2037	30,000	41,261
Wisconsin Public Service Corp. 4.75%, 11/1/2044	79,000	95,415
Xcel Energy, Inc. 4.80%, 9/15/2041	130,000	150,070

		21,647,743

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
6.00%, 8/15/2032	30,000	38,720
6.13%, 4/15/2039	73,000	99,594

		138,314

ELECTRONICS — 0.4%
Corning, Inc.:
4.75%, 3/15/2042	94,000	99,265
5.75%, 8/15/2040	47,000	55,520
7.25%, 8/15/2036	30,000	36,766
Fortive Corp. 4.30%, 6/15/2046 (e)	75,000	80,437
Honeywell International, Inc.:
5.70%, 3/15/2036	64,000	83,611
5.70%, 3/15/2037	64,000	84,304
Series 30, 5.38%, 3/1/2041	64,000	85,204
Koninklijke Philips NV:
5.00%, 3/15/2042	51,000	57,062
6.88%, 3/11/2038	86,000	112,736

		694,905

ENGINEERING & CONSTRUCTION — 0.0% (f)
ABB Finance USA, Inc. 4.38%, 5/8/2042	39,000	44,648

ENVIRONMENTAL CONTROL — 0.1%
Waste Management, Inc.:
3.90%, 3/1/2035	102,000	108,057
4.10%, 3/1/2045	17,000	18,703
6.13%, 11/30/2039	43,000	58,856

		185,616

FOOD — 2.1%
Ahold Finance USA LLC 6.88%, 5/1/2029	64,000	83,635
Campbell Soup Co. 3.80%, 8/2/2042	37,000	36,622
ConAgra Foods, Inc.:
7.00%, 10/1/2028	30,000	38,159
7.13%, 10/1/2026	16,000	20,458
8.25%, 9/15/2030	81,000	115,301
Delhaize America LLC 9.00%, 4/15/2031	30,000	42,151
General Mills, Inc.:
4.15%, 2/15/2043	30,000	32,221
5.40%, 6/15/2040	94,000	117,654
Hershey Co. 3.38%, 8/15/2046	50,000	49,560
JM Smucker Co.:
4.25%, 3/15/2035	124,000	134,403
4.38%, 3/15/2045	47,000	51,652
Kellogg Co.:
3.25%, 4/1/2026	65,000	67,387
4.50%, 4/1/2046	50,000	54,101
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	94,000	113,539
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	500,000	531,851
5.00%, 7/15/2035	77,000	89,068
5.00%, 6/4/2042	183,000	209,861
5.20%, 7/15/2045	69,000	81,731
6.50%, 2/9/2040	154,000	207,146
6.88%, 1/26/2039	129,000	178,366
Kroger Co.:
3.88%, 10/15/2046 (a)	25,000	25,231
5.40%, 7/15/2040	94,000	114,582
6.90%, 4/15/2038	130,000	184,025
7.50%, 4/1/2031	133,000	189,194
Mondelez International, Inc. 6.50%, 2/9/2040	133,000	181,101
Sysco Corp.:
4.50%, 4/1/2046	50,000	54,426
4.85%, 10/1/2045	51,000	58,213
5.38%, 9/21/2035	100,000	120,206
6.63%, 3/17/2039	64,000	86,280
Tyson Foods, Inc.:
4.88%, 8/15/2034	86,000	96,128
5.15%, 8/15/2044	30,000	35,358
Unilever Capital Corp. 5.90%, 11/15/2032	163,000	227,865

		3,627,475

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

FOREST PRODUCTS & PAPER — 0.5%
Domtar Corp. 6.75%, 2/15/2044	$30,000	$33,489
Georgia-Pacific LLC:
7.75%, 11/15/2029	64,000	91,605
8.88%, 5/15/2031	86,000	135,556
International Paper Co.:
3.00%, 2/15/2027	50,000	49,840
4.40%, 8/15/2047	150,000	150,932
4.80%, 6/15/2044	98,000	102,856
6.00%, 11/15/2041	64,000	75,718
7.30%, 11/15/2039	77,000	102,101
8.70%, 6/15/2038	124,000	182,548

		924,645

GAS — 0.8%
Atmos Energy Corp.:
4.13%, 10/15/2044 (b)	73,000	77,902
5.50%, 6/15/2041	30,000	37,843
CenterPoint Energy Resources Corp.:
5.85%, 1/15/2041	86,000	103,802
6.63%, 11/1/2037	64,000	79,060
Dominion Gas Holdings LLC:
4.60%, 12/15/2044	43,000	45,706
4.80%, 11/1/2043	88,000	95,919
KeySpan Corp. 5.80%, 4/1/2035	107,000	128,561
ONE Gas, Inc. 4.66%, 2/1/2044	81,000	93,333
Piedmont Natural Gas Co., Inc.:
3.64%, 11/1/2046	25,000	24,580
4.10%, 9/18/2034	43,000	45,013
4.65%, 8/1/2043	17,000	19,291
Sempra Energy 6.00%, 10/15/2039	94,000	120,416
Southern California Gas Co. 3.75%, 9/15/2042	30,000	31,555
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	50,000	50,587
4.40%, 6/1/2043	34,000	36,292
5.88%, 3/15/2041	107,000	133,294
6.00%, 10/1/2034	30,000	37,064
Southwest Gas Corp. 3.80%, 9/29/2046	100,000	101,739
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	50,000	52,399

		1,314,356

HAND & MACHINE TOOLS — 0.0% (f)
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	30,000	36,120

HEALTH CARE PRODUCTS — 1.3%
Baxter International, Inc. 3.50%, 8/15/2046	100,000	94,622
Becton Dickinson and Co.:
4.69%, 12/15/2044	64,000	72,665
4.88%, 5/15/2044	64,000	73,417
6.00%, 5/15/2039	64,000	80,144
Boston Scientific Corp. 7.38%, 1/15/2040	95,000	128,532
Covidien International Finance SA 6.55%, 10/15/2037	94,000	130,661
Danaher Corp. 4.38%, 9/15/2045	56,000	66,103

Medtronic, Inc.:
4.00%, 4/1/2043	100,000	106,672
4.38%, 3/15/2035	104,000	117,621
4.50%, 3/15/2042	64,000	72,717
4.63%, 3/15/2044	124,000	144,332
4.63%, 3/15/2045	387,000	452,481
5.55%, 3/15/2040	94,000	119,682
St Jude Medical, Inc. 4.75%, 4/15/2043	62,000	65,516
Stryker Corp.:
4.10%, 4/1/2043	86,000	88,615
4.63%, 3/15/2046	115,000	129,334
Thermo Fisher Scientific, Inc. 5.30%, 2/1/2044 (b)	36,000	42,906
Zimmer Biomet Holdings, Inc.:
4.25%, 8/15/2035	73,000	74,093
4.45%, 8/15/2045	81,000	83,211
5.75%, 11/30/2039	64,000	76,649

		2,219,973

HEALTH CARE SERVICES — 2.8%
Aetna, Inc.:
4.13%, 11/15/2042	64,000	65,765
4.25%, 6/15/2036	60,000	61,973
4.38%, 6/15/2046	280,000	289,019
4.50%, 5/15/2042	56,000	60,758
4.75%, 3/15/2044	100,000	112,611
6.63%, 6/15/2036	111,000	149,858
6.75%, 12/15/2037	124,000	170,621
Anthem, Inc.:
4.63%, 5/15/2042	94,000	101,269
4.65%, 1/15/2043	129,000	140,069
4.65%, 8/15/2044	94,000	102,248
5.85%, 1/15/2036	124,000	152,112
5.95%, 12/15/2034	8,000	9,651
6.38%, 6/15/2037	137,000	178,325
Ascension Health 4.85%, 11/15/2053	114,000	140,484
Baylor Scott & White Holdings:
3.97%, 11/15/2046	50,000	53,016
4.19%, 11/15/2045	99,000	108,679
Cigna Corp.:
5.38%, 2/15/2042	64,000	77,409
5.88%, 3/15/2041	64,000	80,288
7.88%, 5/15/2027	64,000	87,446
Dignity Health 5.27%, 11/1/2064	39,000	45,890
Humana, Inc.:
4.63%, 12/1/2042	166,000	174,790
4.95%, 10/1/2044	94,000	104,081
Kaiser Foundation Hospitals 4.88%, 4/1/2042	130,000	159,174
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	92,000	99,780
Mayo Clinic Series 2013, 4.00%, 11/15/2047	64,000	69,493
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	136,000	151,972
New York and Presbyterian Hospital:
3.56%, 8/1/2036	50,000	52,029
4.02%, 8/1/2045	124,000	135,434

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Northwell Healthcare, Inc. 3.98%, 11/1/2046	$100,000	$101,674
NYU Hospitals Center 4.78%, 7/1/2044	99,000	113,154
Ochsner Clinic Foundation 5.90%, 5/15/2045	64,000	83,312
Premier Health Partners Series G, 2.91%, 11/15/2026	50,000	50,018
Providence St. Joseph Health Obligated Group Series I, 3.74%, 10/1/2047	50,000	51,569
Quest Diagnostics, Inc. 4.70%, 3/30/2045	94,000	101,167
Texas Health Resources 4.33%, 11/15/2055	56,000	63,393
UnitedHealth Group, Inc.:
3.95%, 10/15/2042	43,000	45,259
4.25%, 3/15/2043	94,000	103,811
4.38%, 3/15/2042	124,000	137,934
4.63%, 7/15/2035	43,000	49,925
4.63%, 11/15/2041	64,000	73,707
4.75%, 7/15/2045	129,000	154,599
5.70%, 10/15/2040	64,000	83,607
5.80%, 3/15/2036	130,000	170,136
5.95%, 2/15/2041	64,000	86,292
6.50%, 6/15/2037	24,000	33,518
6.63%, 11/15/2037	64,000	90,882
6.88%, 2/15/2038	120,000	175,186

		4,903,387

HOLDING COMPANIES-DIVERS — 0.0% (f)
Leucadia National Corp. 6.63%, 10/23/2043	17,000	16,774

HOME FURNISHINGS — 0.1%
Whirlpool Corp.:
4.50%, 6/1/2046	35,000	37,663
5.15%, 3/1/2043	30,000	34,878

		72,541

HOUSEHOLD PRODUCTS — 0.3%
Colgate-Palmolive Co. Series MTN, 4.00%, 8/15/2045	64,000	73,434
Estee Lauder Cos., Inc.:
4.38%, 6/15/2045	64,000	73,575
6.00%, 5/15/2037	30,000	38,956
Procter & Gamble Co.:
5.50%, 2/1/2034	64,000	86,725
5.55%, 3/5/2037	94,000	131,607
5.80%, 8/15/2034	64,000	89,603

		493,900

HOUSEHOLD PRODUCTS & WARES — 0.1%
Kimberly-Clark Corp.:
3.20%, 7/30/2046	25,000	24,468
3.70%, 6/1/2043	107,000	113,907
6.63%, 8/1/2037	64,000	94,227

		232,602

HOUSEWARES — 0.2%
Newell Brands, Inc.:
5.38%, 4/1/2036	45,000	52,636

5.50%, 4/1/2046	160,000	194,608

		247,244

INSURANCE — 3.9%
Aflac, Inc.:
4.00%, 10/15/2046	50,000	50,847
6.45%, 8/15/2040	94,000	126,853
Alleghany Corp. 4.90%, 9/15/2044	77,000	79,570
Allstate Corp.:
4.50%, 6/15/2043	79,000	92,441
5.35%, 6/1/2033	130,000	158,640
5.55%, 5/9/2035	112,000	141,733
American International Group, Inc.:
3.88%, 1/15/2035	124,000	120,388
3.90%, 4/1/2026	250,000	264,398
4.38%, 1/15/2055	86,000	81,014
4.50%, 7/16/2044	64,000	65,391
4.80%, 7/10/2045	64,000	67,552
Aon Corp. 8.21%, 1/1/2027	86,000	113,520
Aon PLC:
4.45%, 5/24/2043	64,000	65,682
4.75%, 5/15/2045	94,000	101,948
Arch Capital Group US, Inc. 5.14%, 11/1/2043	124,000	135,753
Assurant, Inc. 6.75%, 2/15/2034	30,000	37,521
AXA SA 8.60%, 12/15/2030	73,000	102,930
AXIS Specialty Finance PLC 5.15%, 4/1/2045	30,000	32,194
Berkshire Hathaway Finance Corp.:
4.30%, 5/15/2043	94,000	105,160
4.40%, 5/15/2042	86,000	97,252
5.75%, 1/15/2040	30,000	39,924
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	17,000	19,741
Chubb Corp.:
6.00%, 5/11/2037	109,000	147,167
Series 1, 6.50%, 5/15/2038	100,000	143,639
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	44,000	48,244
4.35%, 11/3/2045	81,000	93,172
6.70%, 5/15/2036	30,000	43,098
Cincinnati Financial Corp. 6.92%, 5/15/2028	64,000	83,271
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	30,000	36,481
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	64,000	66,332
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	86,000	84,230
5.95%, 10/15/2036	64,000	75,860
6.63%, 3/30/2040	30,000	38,504
Lincoln National Corp.:
6.30%, 10/9/2037	94,000	112,081
7.00%, 6/15/2040	64,000	81,837
Loews Corp. 4.13%, 5/15/2043	86,000	87,974
Manulife Financial Corp. 5.38%, 3/4/2046	150,000	178,676
Markel Corp.:
5.00%, 3/30/2043	20,000	21,273
5.00%, 4/5/2046	50,000	53,782

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Marsh & McLennan Cos., Inc. 5.88%, 8/1/2033	$30,000	$37,762
MetLife, Inc.:
4.13%, 8/13/2042	86,000	83,627
4.60%, 5/13/2046	49,000	53,118
4.72%, 12/15/2044	107,000	115,993
4.88%, 11/13/2043	86,000	94,857
5.70%, 6/15/2035	64,000	77,163
5.88%, 2/6/2041	172,000	212,551
6.40%, 12/15/2036	150,000	165,937
6.50%, 12/15/2032	43,000	55,232
10.75%, 8/1/2039	99,000	158,152
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2037	100,000	105,500
Principal Financial Group, Inc.:
4.63%, 9/15/2042	30,000	31,599
6.05%, 10/15/2036	94,000	117,657
Progressive Corp.:
4.35%, 4/25/2044	64,000	72,557
6.25%, 12/1/2032	112,000	148,415
Protective Life Corp. 8.45%, 10/15/2039	56,000	78,524
Prudential Financial, Inc.:
4.60%, 5/15/2044	24,000	25,631
5.10%, 8/15/2043	64,000	70,881
5.63%, 5/12/2041	77,000	90,029
5.70%, 12/14/2036	77,000	89,367
6.63%, 12/1/2037	124,000	159,066
6.63%, 6/21/2040	30,000	38,804
Series B, 5.75%, 7/15/2033	47,000	55,506
Series C, 5.40%, 6/13/2035	30,000	34,282
Series MTN, 5.80%, 11/16/2041	50,000	59,867
Reinsurance Group of America, Inc. 3.95%, 9/15/2026	30,000	31,086
Travelers Cos., Inc.:
3.75%, 5/15/2046	25,000	26,358
4.30%, 8/25/2045	64,000	72,386
4.60%, 8/1/2043	97,000	114,291
6.25%, 6/15/2037	176,000	241,679
Travelers Property Casualty Corp. 6.38%, 3/15/2033	30,000	40,799
Trinity Acquisition PLC 6.13%, 8/15/2043	50,000	56,006
Unum Group 5.75%, 8/15/2042	30,000	33,560
Validus Holdings, Ltd. 8.88%, 1/26/2040	64,000	88,639
Voya Financial, Inc. 5.70%, 7/15/2043	139,000	154,752
WR Berkley Corp. 4.75%, 8/1/2044	94,000	98,739
XLIT, Ltd.:
5.50%, 3/31/2045	86,000	84,391
6.25%, 5/15/2027	64,000	77,242

		6,848,078

INTERNET — 0.3%
Alibaba Group Holding, Ltd. 4.50%, 11/28/2034 (b)	86,000	92,166
Amazon.com, Inc.:
4.80%, 12/5/2034	81,000	95,230
4.95%, 12/5/2044	249,000	303,471

eBay, Inc. 4.00%, 7/15/2042	74,000	67,513

		558,380

IRON/STEEL — 0.5%
Nucor Corp.:
5.20%, 8/1/2043	87,000	99,077
6.40%, 12/1/2037	64,000	79,649
Vale Overseas, Ltd.:
6.88%, 11/21/2036 (b)	162,000	156,937
6.88%, 11/10/2039	189,000	180,495
8.25%, 1/17/2034 (b)	94,000	101,755
Vale SA 5.63%, 9/11/2042 (b)	193,000	161,637

		779,550

IT SERVICES — 1.9%
Apple, Inc.:
3.45%, 2/9/2045	220,000	211,035
3.85%, 5/4/2043	417,000	426,620
3.85%, 8/4/2046	150,000	153,389
4.38%, 5/13/2045	202,000	223,556
4.45%, 5/6/2044	153,000	170,674
4.50%, 2/23/2036	150,000	171,668
4.65%, 2/23/2046	505,000	581,568
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
8.10%, 7/15/2036 (e)	100,000	117,260
8.35%, 7/15/2046 (e)	215,000	256,621
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035 (e)	124,000	129,117
6.35%, 10/15/2045 (e)	167,000	171,859
HP, Inc. 6.00%, 9/15/2041	129,000	130,964
International Business Machines Corp.:
4.00%, 6/20/2042 (b)	107,000	111,700
4.70%, 2/19/2046	120,000	139,187
5.60%, 11/30/2039	98,000	124,960
5.88%, 11/29/2032	64,000	83,731
6.22%, 8/1/2027	30,000	39,179
6.50%, 1/15/2028	30,000	40,828
Seagate HDD Cayman 5.75%, 12/1/2034	64,000	53,120

		3,337,036

LEISURE TIME — 0.0% (f)
Harley-Davidson, Inc. 4.63%, 7/28/2045 (b)	64,000	68,670

LODGING — 0.1%
Starwood Hotels & Resorts Worldwide, Inc. 4.50%, 10/1/2034	94,000	97,676

MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.:
3.80%, 8/15/2042	258,000	265,765
4.30%, 5/15/2044	64,000	70,974
4.75%, 5/15/2064	17,000	19,444
5.20%, 5/27/2041	86,000	105,429
6.05%, 8/15/2036	64,000	84,355

		545,967

MACHINERY-DIVERSIFIED — 0.2%
Cummins, Inc. 4.88%, 10/1/2043 (b)	59,000	69,727

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Deere & Co.:
3.90%, 6/9/2042	$124,000	$134,373
5.38%, 10/16/2029	30,000	38,365
7.13%, 3/3/2031	64,000	90,213

		332,678

MEDIA — 6.0%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	56,000	61,449
4.95%, 10/15/2045 (b)	34,000	38,508
5.40%, 10/1/2043	64,000	75,609
6.15%, 3/1/2037	150,000	187,628
6.15%, 2/15/2041	254,000	319,032
6.20%, 12/15/2034	120,000	150,629
6.40%, 12/15/2035	137,000	175,760
6.55%, 3/15/2033	94,000	120,280
6.90%, 8/15/2039	64,000	85,877
7.75%, 12/1/2045	47,000	70,306
CBS Corp.:
2.90%, 1/15/2027	100,000	97,325
4.60%, 1/15/2045	64,000	66,429
4.85%, 7/1/2042	64,000	68,030
5.50%, 5/15/2033	86,000	96,172
5.90%, 10/15/2040	64,000	76,064
7.88%, 7/30/2030	77,000	108,892
Charter Communications Operating LLC/Charter Communications Operating Capital:
6.38%, 10/23/2035 (e)	114,000	134,423
6.48%, 10/23/2045 (e)	383,000	462,083
6.83%, 10/23/2055 (e)	39,000	46,838
Comcast Corp.:
2.35%, 1/15/2027	65,000	63,963
3.20%, 7/15/2036	100,000	97,661
3.40%, 7/15/2046	155,000	149,838
4.20%, 8/15/2034	163,000	179,486
4.25%, 1/15/2033	143,000	158,430
4.50%, 1/15/2043	64,000	72,294
4.60%, 8/15/2045	100,000	115,674
4.65%, 7/15/2042	161,000	185,316
4.75%, 3/1/2044	99,000	116,192
5.65%, 6/15/2035	64,000	82,022
6.40%, 5/15/2038	214,000	295,427
6.40%, 3/1/2040	94,000	131,810
6.45%, 3/15/2037	197,000	271,716
6.50%, 11/15/2035	264,000	364,995
6.55%, 7/1/2039	86,000	120,933
6.95%, 8/15/2037	207,000	300,651
7.05%, 3/15/2033	64,000	90,615
Discovery Communications LLC 4.88%, 4/1/2043	219,000	205,753
Grupo Televisa SAB:
5.00%, 5/13/2045	214,000	204,204
6.63%, 1/15/2040	99,000	113,479
Historic TW, Inc. 6.63%, 5/15/2029	154,000	200,786
NBCUniversal Media LLC:
4.45%, 1/15/2043	94,000	104,891
5.95%, 4/1/2041	136,000	182,284
6.40%, 4/30/2040	193,000	269,838

Thomson Reuters Corp.:
5.65%, 11/23/2043	64,000	74,994
5.85%, 4/15/2040	94,000	112,573
Time Warner Cable LLC:
4.50%, 9/15/2042	124,000	118,111
5.50%, 9/1/2041	129,000	137,227
5.88%, 11/15/2040	137,000	152,025
6.55%, 5/1/2037	113,000	133,846
6.75%, 6/15/2039	189,000	229,405
7.30%, 7/1/2038	104,000	132,676
Time Warner Cos., Inc. 6.95%, 1/15/2028	124,000	162,830
Time Warner Entertainment Co. L.P.
8.38%, 7/15/2033	154,000	209,720
Time Warner, Inc.:
4.65%, 6/1/2044	94,000	101,729
4.85%, 7/15/2045	76,000	84,905
4.90%, 6/15/2042	112,000	123,823
5.35%, 12/15/2043	94,000	110,869
6.10%, 7/15/2040	50,000	62,432
6.25%, 3/29/2041	99,000	126,245
6.50%, 11/15/2036	190,000	244,615
7.63%, 4/15/2031	365,000	514,439
7.70%, 5/1/2032	81,000	113,838
Viacom, Inc.:
4.38%, 3/15/2043	225,000	205,329
4.85%, 12/15/2034	86,000	87,196
4.88%, 6/15/2043	30,000	28,881
5.25%, 4/1/2044	64,000	67,112
5.85%, 9/1/2043	64,000	71,899
6.88%, 4/30/2036	74,000	86,567
Walt Disney Co.:
4.13%, 6/1/2044	122,000	136,773
4.38%, 8/16/2041	30,000	34,484
Series B, 7.00%, 3/1/2032	94,000	134,303
Series E, 4.13%, 12/1/2041	30,000	33,427
Series MTN, 3.00%, 7/30/2046	50,000	46,600

		10,398,465

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	94,000	103,176
4.38%, 6/15/2045	64,000	75,484
Valmont Industries, Inc.:
5.00%, 10/1/2044	30,000	29,282
5.25%, 10/1/2054	30,000	28,076

		236,018

MINING — 1.4%
Barrick Gold Corp. 5.25%, 4/1/2042	164,000	178,800
Barrick North America Finance LLC:
5.70%, 5/30/2041	81,000	92,328
5.75%, 5/1/2043	64,000	74,865
7.50%, 9/15/2038	113,000	139,394
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	172,000	180,114
5.00%, 9/30/2043	276,000	324,735
Goldcorp, Inc. 5.45%, 6/9/2044	64,000	69,024
Newmont Mining Corp.:
4.88%, 3/15/2042	94,000	98,490

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.88%, 4/1/2035	$104,000	$117,846
6.25%, 10/1/2039	56,000	65,652
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	64,000	70,744
6.13%, 12/15/2033	69,000	79,333
7.25%, 3/15/2031	64,000	79,017
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	43,000	44,320
Rio Tinto Finance USA, Ltd.:
5.20%, 11/2/2040 (b)	30,000	35,006
7.13%, 7/15/2028	154,000	201,303
Southern Copper Corp.:
5.25%, 11/8/2042	154,000	145,337
5.88%, 4/23/2045	178,000	177,555
7.50%, 7/27/2035	172,000	203,175

		2,377,038

MISCELLANEOUS MANUFACTURER — 1.2%
3M Co.:
5.70%, 3/15/2037	164,000	222,131
Series MTN, 3.13%, 9/19/2046	50,000	49,256
Series MTN, 3.88%, 6/15/2044	94,000	104,078
Dover Corp. 5.38%, 3/1/2041	132,000	167,547
Eaton Corp.:
4.00%, 11/2/2032	74,000	78,402
4.15%, 11/2/2042	194,000	207,086
General Electric Co.:
4.13%, 10/9/2042	214,000	234,304
4.50%, 3/11/2044	333,000	382,271
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	86,000	94,476
4.88%, 9/15/2041	77,000	94,552
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	64,000	79,561
Parker-Hannifin Corp.:
4.45%, 11/21/2044	77,000	90,453
Series MTN, 4.20%, 11/21/2034	69,000	77,128
Tyco Electronics Group SA 7.13%, 10/1/2037	64,000	90,599
Tyco International Finance SA 5.13%, 9/14/2045	130,000	154,152

		2,125,996

OFFICE & BUSINESS EQUIPMENT — 0.0% (f)
Xerox Corp. 4.80%, 3/1/2035 (b)	64,000	60,750

OIL & GAS — 5.7%
Anadarko Petroleum Corp.:
4.50%, 7/15/2044 (b)	47,000	43,939
6.20%, 3/15/2040	167,000	189,906
6.45%, 9/15/2036	249,000	291,377
6.60%, 3/15/2046	65,000	79,297
Apache Corp.:
4.25%, 1/15/2044	172,000	167,047
5.10%, 9/1/2040	249,000	260,051
5.25%, 2/1/2042	47,000	49,816
6.00%, 1/15/2037	123,000	141,425
BP Capital Markets PLC 3.02%, 1/16/2027	100,000	101,599

Burlington Resources Finance Co. 7.20%, 8/15/2031	81,000	106,008
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	43,000	45,579
6.50%, 2/15/2037	124,000	139,355
6.75%, 2/1/2039	86,000	99,932
7.20%, 1/15/2032	30,000	34,943
Conoco Funding Co. 7.25%, 10/15/2031	248,000	328,177
ConocoPhillips 6.50%, 2/1/2039	154,000	198,834
ConocoPhillips Co.:
4.30%, 11/15/2044 (b)	124,000	126,366
5.90%, 10/15/2032	77,000	90,847
5.95%, 3/15/2046	50,000	62,785
ConocoPhillips Holding Co. 6.95%, 4/15/2029	144,000	182,992
Devon Energy Corp.:
4.75%, 5/15/2042	124,000	117,273
5.00%, 6/15/2045	64,000	62,728
5.60%, 7/15/2041	500,000	507,783
7.95%, 4/15/2032	42,000	51,494
Devon Financing Co. LLC 7.88%, 9/30/2031	146,000	180,984
Encana Corp. 6.50%, 2/1/2038	100,000	102,683
Eni USA, Inc. 7.30%, 11/15/2027	30,000	36,383
EOG Resources, Inc.:
3.90%, 4/1/2035	30,000	30,261
5.10%, 1/15/2036	86,000	99,243
Exxon Mobil Corp.:
3.57%, 3/6/2045	51,000	52,224
4.11%, 3/1/2046	291,000	325,451
Hess Corp.:
4.30%, 4/1/2027	100,000	100,938
5.60%, 2/15/2041 (b)	154,000	153,126
5.80%, 4/1/2047	100,000	102,851
6.00%, 1/15/2040	77,000	78,623
7.30%, 8/15/2031	73,000	84,546
7.88%, 10/1/2029	86,000	103,836
Husky Energy, Inc. 6.80%, 9/15/2037	30,000	36,375
Kerr-McGee Corp. 7.88%, 9/15/2031	86,000	107,576
Marathon Oil Corp.:
5.20%, 6/1/2045	64,000	57,978
6.80%, 3/15/2032	64,000	66,598
Marathon Petroleum Corp.:
4.75%, 9/15/2044	64,000	57,332
5.00%, 9/15/2054	94,000	82,093
5.85%, 12/15/2045	86,000	86,799
6.50%, 3/1/2041	73,000	80,239
Noble Energy, Inc.:
5.05%, 11/15/2044	94,000	94,237
5.25%, 11/15/2043	72,000	72,901
6.00%, 3/1/2041	172,000	186,181
Occidental Petroleum Corp.:
4.40%, 4/15/2046	200,000	219,774
4.63%, 6/15/2045	51,000	57,737
Petro-Canada:
5.35%, 7/15/2033	64,000	71,706
5.95%, 5/15/2035	64,000	77,134
6.80%, 5/15/2038	164,000	216,262

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Phillips 66:
4.65%, 11/15/2034	$145,000	$155,260
4.88%, 11/15/2044	112,000	124,626
5.88%, 5/1/2042	220,000	274,127
Shell International Finance B.V.:
3.63%, 8/21/2042	107,000	103,370
3.75%, 9/12/2046	100,000	98,886
4.00%, 5/10/2046	350,000	358,429
4.13%, 5/11/2035	146,000	155,659
4.38%, 5/11/2045	163,000	176,196
4.55%, 8/12/2043	189,000	208,241
5.50%, 3/25/2040	124,000	152,530
6.38%, 12/15/2038	314,000	424,023
Suncor Energy, Inc.:
6.50%, 6/15/2038	186,000	242,334
6.85%, 6/1/2039	64,000	85,978
Tosco Corp.:
7.80%, 1/1/2027	186,000	242,069
8.13%, 2/15/2030	64,000	87,453
Valero Energy Corp.:
4.90%, 3/15/2045	64,000	63,199
6.63%, 6/15/2037	124,000	144,793
7.50%, 4/15/2032	77,000	95,410
10.50%, 3/15/2039	64,000	97,301
XTO Energy, Inc. 6.75%, 8/1/2037	125,000	183,950

		9,975,458

OIL & GAS SERVICES — 0.6%
Baker Hughes, Inc.:
5.13%, 9/15/2040	154,000	170,850
6.88%, 1/15/2029	27,000	33,855
Halliburton Co.:
4.50%, 11/15/2041	69,000	69,690
4.75%, 8/1/2043	64,000	67,135
4.85%, 11/15/2035	139,000	149,044
5.00%, 11/15/2045	89,000	97,140
6.70%, 9/15/2038	124,000	158,083
7.45%, 9/15/2039	100,000	137,794
National Oilwell Varco, Inc. 3.95%, 12/1/2042	124,000	97,027

		980,618

PACKAGING & CONTAINERS — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	77,000	90,491
WestRock MWV LLC 7.95%, 2/15/2031	64,000	86,304

		176,795

PHARMACEUTICALS — 6.0%
Abbott Laboratories:
5.30%, 5/27/2040 (b)	142,000	170,484
6.00%, 4/1/2039	47,000	61,005
AbbVie, Inc.:
4.30%, 5/14/2036	111,000	114,625
4.40%, 11/6/2042	334,000	345,455
4.45%, 5/14/2046	160,000	167,158
4.50%, 5/14/2035	269,000	285,044
4.70%, 5/14/2045	357,000	386,117
Actavis Funding SCS:
4.55%, 3/15/2035	102,000	108,024

4.75%, 3/15/2045	267,000	291,830
4.85%, 6/15/2044	301,000	330,839
Actavis, Inc. 4.63%, 10/1/2042	190,000	202,176
AmerisourceBergen Corp. 4.25%, 3/1/2045	64,000	69,128
AstraZeneca PLC:
4.00%, 9/18/2042	154,000	160,284
4.38%, 11/16/2045	143,000	157,871
6.45%, 9/15/2037	309,000	426,426
Baxalta, Inc. 5.25%, 6/23/2045	297,000	350,868
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042	144,000	143,931
5.88%, 11/15/2036	149,000	198,441
Cardinal Health, Inc.:
4.50%, 11/15/2044	64,000	70,656
4.60%, 3/15/2043	39,000	43,256
Eli Lilly & Co.:
3.70%, 3/1/2045	64,000	68,492
5.50%, 3/15/2027	86,000	110,001
5.55%, 3/15/2037	86,000	112,155
Express Scripts Holding Co.:
3.40%, 3/1/2027	20,000	20,091
4.80%, 7/15/2046	65,000	67,690
6.13%, 11/15/2041	77,000	93,951
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	30,000	34,552
6.38%, 5/15/2038	424,000	611,665
Johnson & Johnson:
3.55%, 3/1/2036	45,000	49,563
3.70%, 3/1/2046	255,000	284,981
4.38%, 12/5/2033	121,000	144,773
4.50%, 9/1/2040	47,000	58,670
4.50%, 12/5/2043	30,000	37,694
4.95%, 5/15/2033	64,000	81,375
5.85%, 7/15/2038	77,000	111,403
5.95%, 8/15/2037 (b)	112,000	163,358
6.95%, 9/1/2029	86,000	126,141
McKesson Corp.:
4.88%, 3/15/2044	86,000	101,098
6.00%, 3/1/2041	30,000	38,459
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	39,000	41,626
Merck & Co., Inc.:
3.60%, 9/15/2042 (b)	64,000	66,361
3.70%, 2/10/2045	186,000	195,901
6.50%, 12/1/2033	86,000	120,276
6.55%, 9/15/2037	43,000	61,692
Merck Sharp & Dohme Corp.:
5.75%, 11/15/2036	50,000	65,613
5.85%, 6/30/2039	164,000	219,344
5.95%, 12/1/2028	210,000	275,844
Mylan NV 5.25%, 6/15/2046 (e)	65,000	68,169
Mylan, Inc. 5.40%, 11/29/2043 (b)	105,000	112,228
Novartis Capital Corp.:
3.70%, 9/21/2042	64,000	66,925
4.00%, 11/20/2045	129,000	142,273
4.40%, 5/6/2044	249,000	291,736
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	129,000	128,359

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Pfizer, Inc.:
4.30%, 6/15/2043	$124,000	$139,896
4.40%, 5/15/2044	64,000	73,492
7.20%, 3/15/2039	342,000	521,222
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	94,000	119,073
Teva Pharmaceutical Finance Netherlands III B.V.:
3.15%, 10/1/2026	270,000	271,199
4.10%, 10/1/2046 (b)	350,000	347,993
Wyeth LLC:
5.95%, 4/1/2037	210,000	279,194
6.00%, 2/15/2036	124,000	163,953
6.50%, 2/1/2034	107,000	144,536
Zoetis, Inc. 4.70%, 2/1/2043	108,000	113,264

		10,429,899

PIPELINES — 4.1%
Buckeye Partners L.P. 5.85%, 11/15/2043	64,000	67,268
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	86,000	102,464
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	64,000	80,579
Enable Midstream Partners L.P. 5.00%, 5/15/2044	51,000	43,353
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	94,000	97,371
Series B, 7.50%, 4/15/2038	64,000	77,618
Enbridge, Inc. 4.50%, 6/10/2044	64,000	58,046
Energy Transfer Partners L.P.:
4.90%, 3/15/2035	64,000	59,353
5.15%, 2/1/2043	250,000	228,726
5.15%, 3/15/2045	124,000	115,559
5.95%, 10/1/2043	64,000	64,576
6.05%, 6/1/2041	56,000	56,331
6.13%, 12/15/2045	64,000	66,586
6.50%, 2/1/2042	64,000	67,393
6.63%, 10/15/2036	30,000	31,690
7.50%, 7/1/2038	64,000	73,580
EnLink Midstream Partners L.P. 5.05%, 4/1/2045	100,000	87,317
Enterprise Products Operating LLC:
3.95%, 2/15/2027	20,000	21,011
4.45%, 2/15/2043	24,000	23,587
4.85%, 8/15/2042	94,000	97,026
4.85%, 3/15/2044	124,000	128,513
4.95%, 10/15/2054	107,000	106,408
5.10%, 2/15/2045	100,000	107,597
5.70%, 2/15/2042	100,000	113,394
5.95%, 2/1/2041	142,000	164,550
6.13%, 10/15/2039	64,000	74,924
6.45%, 9/1/2040	50,000	60,583
7.55%, 4/15/2038	73,000	95,267
Series D, 6.88%, 3/1/2033	86,000	104,643
Series H, 6.65%, 10/15/2034	64,000	77,029
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	124,000	112,204
5.00%, 8/15/2042	49,000	46,070

5.00%, 3/1/2043	30,000	28,594
5.40%, 9/1/2044	64,000	64,156
5.50%, 3/1/2044	126,000	126,300
5.63%, 9/1/2041	64,000	63,509
5.80%, 3/15/2035	64,000	65,962
6.38%, 3/1/2041	64,000	68,923
6.50%, 2/1/2037	64,000	68,644
6.50%, 9/1/2039	50,000	53,855
6.55%, 9/15/2040	30,000	32,352
6.95%, 1/15/2038	77,000	86,896
7.30%, 8/15/2033	164,000	189,603
7.40%, 3/15/2031	107,000	124,666
7.50%, 11/15/2040	64,000	75,849
Kinder Morgan, Inc.:
5.05%, 2/15/2046	64,000	61,787
5.55%, 6/1/2045	94,000	96,954
Series GMTN, 7.75%, 1/15/2032	193,000	233,379
Magellan Midstream Partners L.P.:
4.20%, 12/1/2042	64,000	61,705
4.20%, 3/15/2045	64,000	61,605
4.25%, 9/15/2046	70,000	69,968
ONEOK Partners L.P.:
6.13%, 2/1/2041	64,000	69,248
6.20%, 9/15/2043	112,000	123,148
6.65%, 10/1/2036	86,000	95,867
Phillips 66 Partners L.P. 4.68%, 2/15/2045	39,000	37,216
Plains All American Pipeline L.P./PAA Finance Corp.:
4.70%, 6/15/2044	94,000	83,573
4.90%, 2/15/2045	30,000	27,497
5.15%, 6/1/2042	64,000	59,420
6.65%, 1/15/2037	142,000	153,911
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	73,000	91,515
Spectra Energy Capital LLC 7.50%, 9/15/2038	64,000	78,949
Spectra Energy Partners L.P. 5.95%, 9/25/2043	94,000	111,173
Sunoco Logistics Partners Operations L.P.:
5.30%, 4/1/2044	77,000	78,306
6.10%, 2/15/2042	64,000	69,840
6.85%, 2/15/2040	94,000	108,762
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	100,000	118,591
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	64,000	78,390
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	202,000	220,664
5.00%, 10/16/2043	94,000	107,895
5.60%, 3/31/2034	100,000	118,150
6.10%, 6/1/2040	124,000	157,310
7.25%, 8/15/2038	74,000	103,653
7.63%, 1/15/2039	73,000	106,451
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	15,000	14,271
5.40%, 8/15/2041	30,000	31,974
Western Gas Partners L.P. 5.45%, 4/1/2044	30,000	30,286

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Williams Partners L.P.:
4.90%, 1/15/2045	$186,000	$177,764
5.10%, 9/15/2045	64,000	63,029
5.40%, 3/4/2044	94,000	93,565
5.80%, 11/15/2043	30,000	31,109
6.30%, 4/15/2040	124,000	135,571

		7,122,421

REAL ESTATE — 0.0% (f)
Omega Healthcare Investors, Inc. 4.50%, 4/1/2027 (b)	63,000	63,741

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2027	50,000	52,074
American Tower Corp.:
3.13%, 1/15/2027	200,000	199,101
3.38%, 10/15/2026	100,000	101,404
AvalonBay Communities, Inc. Series MTN, 3.90%, 10/15/2046 (a)	50,000	49,977
Boston Properties L.P. 2.75%, 10/1/2026	125,000	122,450
Brandywine Operating Partnership L.P. 4.55%, 10/1/2029	30,000	31,310
ERP Operating L.P. 4.50%, 7/1/2044	124,000	135,694
Federal Realty Investment Trust:
3.63%, 8/1/2046	20,000	19,617
4.50%, 12/1/2044	64,000	71,831
HCP, Inc. 6.75%, 2/1/2041	30,000	37,103
Kilroy Realty L.P. 4.25%, 8/15/2029	86,000	90,674
Kimco Realty Corp. 4.25%, 4/1/2045	44,000	45,597
Realty Income Corp. 4.13%, 10/15/2026	30,000	32,168
Simon Property Group L.P.:
4.25%, 10/1/2044	86,000	94,393
6.75%, 2/1/2040	73,000	105,432
Ventas Realty L.P. 5.70%, 9/30/2043	64,000	77,139
Welltower, Inc. 6.50%, 3/15/2041	69,000	88,117
Weyerhaeuser Co.:
6.95%, 10/1/2027	19,000	23,743
7.38%, 3/15/2032	194,000	262,102

		1,639,926

RETAIL — 4.8%
Bed Bath & Beyond, Inc.:
4.92%, 8/1/2034 (b)	43,000	43,059
5.17%, 8/1/2044	90,000	87,311
CVS Health Corp.:
4.88%, 7/20/2035	74,000	86,318
5.13%, 7/20/2045	439,000	537,330
5.30%, 12/5/2043	212,000	262,043
Darden Restaurants, Inc. 6.80%, 10/15/2037	30,000	35,611
Home Depot, Inc.:
3.50%, 9/15/2056	55,000	54,038
4.20%, 4/1/2043	324,000	362,950
4.25%, 4/1/2046	77,000	88,040
4.40%, 3/15/2045	124,000	143,977
4.88%, 2/15/2044	64,000	78,320
5.40%, 9/15/2040	49,000	62,866

5.88%, 12/16/2036	236,000	322,859
5.95%, 4/1/2041	72,000	98,289
Kohl’s Corp. 5.55%, 7/17/2045	30,000	29,353
Lowe’s Cos., Inc.:
3.70%, 4/15/2046	250,000	258,483
4.25%, 9/15/2044	43,000	47,747
4.65%, 4/15/2042	69,000	80,478
5.00%, 9/15/2043	124,000	151,464
5.50%, 10/15/2035	64,000	80,524
5.80%, 10/15/2036	94,000	122,190
5.80%, 4/15/2040	64,000	84,564
6.65%, 9/15/2037	30,000	42,700
Macy’s Retail Holdings, Inc.:
4.50%, 12/15/2034	43,000	39,948
5.13%, 1/15/2042	94,000	88,444
6.38%, 3/15/2037 (b)	77,000	82,620
6.70%, 7/15/2034 (b)	30,000	33,136
6.90%, 1/15/2032	71,000	78,590
McDonald’s Corp.:
3.63%, 5/1/2043	64,000	61,589
3.70%, 2/15/2042	112,000	108,891
4.60%, 5/26/2045	41,000	45,857
5.70%, 2/1/2039	50,000	62,280
Series MTN, 4.88%, 12/9/2045	139,000	162,733
Series MTN, 6.30%, 10/15/2037	100,000	132,121
Series MTN, 6.30%, 3/1/2038	154,000	204,026
Nordstrom, Inc.:
5.00%, 1/15/2044	64,000	66,878
6.95%, 3/15/2028	30,000	37,889
QVC, Inc. 5.45%, 8/15/2034	112,000	102,286
Starbucks Corp. 4.30%, 6/15/2045	43,000	50,742
Target Corp.:
3.63%, 4/15/2046 (b)	25,000	25,794
4.00%, 7/1/2042 (b)	64,000	69,712
6.35%, 11/1/2032	151,000	204,869
6.50%, 10/15/2037	86,000	122,372
7.00%, 1/15/2038	143,000	213,951
Tiffany & Co. 4.90%, 10/1/2044	47,000	47,479
Wal-Mart Stores, Inc.:
4.00%, 4/11/2043	164,000	183,253
4.30%, 4/22/2044	112,000	131,216
4.75%, 10/2/2043	94,000	116,379
4.88%, 7/8/2040	112,000	138,726
5.00%, 10/25/2040	137,000	172,237
5.25%, 9/1/2035	327,000	432,467
5.63%, 4/1/2040	199,000	268,981
5.63%, 4/15/2041	336,000	455,459
5.88%, 4/5/2027	124,000	162,381
6.20%, 4/15/2038	221,000	317,407
6.50%, 8/15/2037	116,000	170,489
7.55%, 2/15/2030	97,000	147,297
Walgreens Boots Alliance, Inc.:
4.50%, 11/18/2034	235,000	252,143
4.65%, 6/1/2046	20,000	21,779
4.80%, 11/18/2044	116,000	128,270

		8,301,205

SEMICONDUCTORS — 0.6%
Analog Devices, Inc. 5.30%, 12/15/2045	43,000	47,601

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Applied Materials, Inc.:
5.10%, 10/1/2035	$86,000	$100,350
5.85%, 6/15/2041	64,000	79,762
Intel Corp.:
4.00%, 12/15/2032	124,000	135,926
4.10%, 5/19/2046	300,000	321,131
4.25%, 12/15/2042	124,000	135,098
4.80%, 10/1/2041	30,000	35,068
4.90%, 7/29/2045	99,000	117,930
KLA-Tencor Corp. 5.65%, 11/1/2034	62,000	68,778
QUALCOMM, Inc.:
4.65%, 5/20/2035	54,000	57,897
4.80%, 5/20/2045 (b)	7,000	7,589

		1,107,130

SOFTWARE — 2.8%
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	25,000	24,988
Microsoft Corp.:
3.45%, 8/8/2036	200,000	203,324
3.50%, 2/12/2035	107,000	109,249
3.50%, 11/15/2042	64,000	62,893
3.70%, 8/8/2046	600,000	606,158
3.75%, 5/1/2043	140,000	142,752
3.75%, 2/12/2045	180,000	183,361
3.95%, 8/8/2056	250,000	253,883
4.00%, 2/12/2055	184,000	187,891
4.20%, 11/3/2035	124,000	138,081
4.45%, 11/3/2045	254,000	288,275
4.50%, 10/1/2040	146,000	166,677
4.75%, 11/3/2055	124,000	143,761
4.88%, 12/15/2043	86,000	102,676
5.20%, 6/1/2039 (b)	64,000	80,200
5.30%, 2/8/2041	137,000	173,450
Oracle Corp.:
3.25%, 5/15/2030 (b)	219,000	226,537
3.85%, 7/15/2036	100,000	103,272
3.90%, 5/15/2035	4,000	4,146
4.00%, 7/15/2046	475,000	486,361
4.13%, 5/15/2045	137,000	142,409
4.30%, 7/8/2034	193,000	209,667
4.50%, 7/8/2044	103,000	113,083
5.38%, 7/15/2040	176,000	214,982
6.13%, 7/8/2039	159,000	210,822
6.50%, 4/15/2038	224,000	306,626

		4,885,524

TELECOMMUNICATIONS — 8.4%
America Movil SAB de CV:
4.38%, 7/16/2042	257,000	255,506
6.13%, 3/30/2040	129,000	154,722
6.38%, 3/1/2035	120,000	145,207
AT&T Corp. 8.25%, 11/15/2031	124,000	181,259
AT&T Mobility LLC 7.13%, 12/15/2031	100,000	138,312
AT&T, Inc.:
4.30%, 12/15/2042	343,000	339,120
4.35%, 6/15/2045	386,000	380,829
4.50%, 5/15/2035	212,000	223,246
4.50%, 3/9/2048 (e)	53,000	53,776

4.55%, 3/9/2049 (e)	317,000	323,317
4.75%, 5/15/2046	478,000	500,248
4.80%, 6/15/2044	150,000	157,675
5.15%, 3/15/2042	94,000	102,861
5.35%, 9/1/2040	261,000	291,127
5.55%, 8/15/2041	223,000	254,809
5.65%, 2/15/2047	300,000	355,660
6.00%, 8/15/2040	104,000	124,288
6.30%, 1/15/2038	267,000	330,992
6.38%, 3/1/2041	154,000	190,638
6.50%, 9/1/2037	124,000	157,328
6.55%, 2/15/2039	154,000	194,348
British Telecommunications PLC 9.38%, 12/15/2030	249,000	402,670
Cisco Systems, Inc.:
5.50%, 1/15/2040	239,000	308,723
5.90%, 2/15/2039	169,000	225,771
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	339,000	526,199
9.25%, 6/1/2032	86,000	139,100
Juniper Networks, Inc. 5.95%, 3/15/2041	64,000	67,114
Koninklijke KPN NV 8.38%, 10/1/2030	124,000	173,400
Motorola Solutions, Inc. 5.50%, 9/1/2044	94,000	89,712
New Cingular Wireless Services, Inc. 8.75%, 3/1/2031	64,000	99,413
Orange SA:
5.38%, 1/13/2042	124,000	149,560
5.50%, 2/6/2044	94,000	117,026
9.00%, 3/1/2031	202,000	320,568
Pacific Bell Telephone Co. 7.13%, 3/15/2026	64,000	81,431
Qwest Corp.:
6.88%, 9/15/2033	51,000	51,000
7.13%, 11/15/2043	47,000	47,000
7.25%, 10/15/2035	64,000	63,360
Rogers Communications, Inc.:
4.50%, 3/15/2043	86,000	93,157
5.45%, 10/1/2043	124,000	150,614
7.50%, 8/15/2038	30,000	41,489
Telefonica Emisiones SAU 7.05%, 6/20/2036	189,000	246,928
Telefonica Europe B.V. 8.25%, 9/15/2030	254,000	369,034
Verizon Communications, Inc.:
3.85%, 11/1/2042	154,000	145,910
4.13%, 8/15/2046	155,000	154,791
4.27%, 1/15/2036	200,000	207,731
4.40%, 11/1/2034	486,000	511,460
4.52%, 9/15/2048	385,000	407,209
4.67%, 3/15/2055	749,000	777,694
4.75%, 11/1/2041	94,000	100,863
4.86%, 8/21/2046	575,000	639,168
5.01%, 8/21/2054	563,000	617,069
5.05%, 3/15/2034	154,000	173,307
5.85%, 9/15/2035	45,000	55,425

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

6.00%, 4/1/2041	$287,000	$358,807
6.55%, 9/15/2043	945,000	1,280,029
Vodafone Group PLC:
4.38%, 2/19/2043	90,000	89,472
6.15%, 2/27/2037	180,000	217,673
6.25%, 11/30/2032	64,000	78,406
7.88%, 2/15/2030	112,000	155,085

		14,588,636

TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	64,000	68,076
6.35%, 3/15/2040	30,000	36,586
Mattel, Inc. 6.20%, 10/1/2040	64,000	75,338

		180,000

TRANSPORTATION — 3.2%
Burlington Northern Santa Fe LLC:
3.90%, 8/1/2046	70,000	74,532
4.15%, 4/1/2045	239,000	262,847
4.38%, 9/1/2042	43,000	48,038
4.40%, 3/15/2042 (b)	77,000	86,235
4.45%, 3/15/2043	64,000	72,394
4.55%, 9/1/2044	43,000	49,729
4.70%, 9/1/2045	64,000	75,411
4.90%, 4/1/2044	39,000	47,079
4.95%, 9/15/2041	81,000	97,750
5.05%, 3/1/2041	104,000	126,105
5.15%, 9/1/2043	142,000	176,445
6.15%, 5/1/2037	64,000	86,309
6.20%, 8/15/2036	100,000	134,739
Canadian National Railway Co.:
3.20%, 8/2/2046	50,000	49,217
4.50%, 11/7/2043	30,000	35,381
6.25%, 8/1/2034	64,000	87,897
6.38%, 11/15/2037	139,000	195,901
6.90%, 7/15/2028	30,000	42,622
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	151,000	171,273
5.75%, 3/15/2033	43,000	51,587
5.75%, 1/15/2042	64,000	81,321
5.95%, 5/15/2037	94,000	117,550
6.13%, 9/15/2115	39,000	47,588
CSX Corp.:
4.10%, 3/15/2044	69,000	73,284
4.40%, 3/1/2043	64,000	70,489
4.50%, 8/1/2054	86,000	93,192
4.75%, 5/30/2042	92,000	105,061
5.50%, 4/15/2041	50,000	61,934
6.00%, 10/1/2036	34,000	43,561
6.15%, 5/1/2037	124,000	162,131
6.22%, 4/30/2040	73,000	97,284
FedEx Corp.:
3.88%, 8/1/2042	57,000	56,651
3.90%, 2/1/2035	64,000	65,668
4.10%, 4/15/2043	6,000	6,185
4.10%, 2/1/2045	125,000	129,640
4.50%, 2/1/2065	64,000	65,500
4.55%, 4/1/2046	100,000	110,625
4.75%, 11/15/2045	119,000	135,172

4.90%, 1/15/2034	77,000	88,054
5.10%, 1/15/2044	94,000	110,853
Kansas City Southern 4.95%, 8/15/2045	124,000	140,836
Norfolk Southern Corp.:
3.95%, 10/1/2042	50,000	51,695
4.45%, 6/15/2045	64,000	71,484
4.65%, 1/15/2046	30,000	34,597
4.84%, 10/1/2041	76,000	88,208
6.00%, 3/15/2105	64,000	77,662
6.00%, 5/23/2111	64,000	77,707
7.25%, 2/15/2031	100,000	141,968
7.80%, 5/15/2027	64,000	89,929
Union Pacific Corp.:
3.35%, 8/15/2046	50,000	48,956
3.80%, 10/1/2051 (e)	251,200	252,980
3.88%, 2/1/2055	69,000	69,856
4.05%, 11/15/2045 (b)	64,000	70,175
4.05%, 3/1/2046	130,000	142,370
4.30%, 6/15/2042	51,000	57,128
4.38%, 11/15/2065	34,000	36,934
United Parcel Service of America, Inc. 8.38%, 4/1/2030 (c) (d)	86,000	126,487
United Parcel Service, Inc.:
4.88%, 11/15/2040	69,000	86,696
6.20%, 1/15/2038	207,000	294,981

		5,653,883

TRUCKING & LEASING — 0.0% (f)
GATX Corp. 5.20%, 3/15/2044	64,000	68,528

WATER — 0.1%
American Water Capital Corp.:
4.30%, 12/1/2042	94,000	107,311
6.59%, 10/15/2037	94,000	134,860

		242,171

TOTAL CORPORATE BONDS & NOTES
(Cost $165,232,013)		172,301,922

	Shares
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (g) (h)	48,566	48,566
State Street Navigator Securities Lending Prime Portfolio (g) (i)	456,823	456,823

TOTAL SHORT-TERM INVESTMENTS (Cost $505,389)		505,389

TOTAL INVESTMENTS — 99.1% (Cost $165,737,402)		172,807,311
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		1,635,941

NET ASSETS — 100.0%		$174,443,252

(a)	When-issued security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2016.

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

(d)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of September 30, 2016. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.5% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2016.
(i)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$93,820	$—	$93,820
Aerospace & Defense	—	3,394,407	—	3,394,407
Agriculture.	—	1,987,372	—	1,987,372
Airlines	—	595,083	—	595,083
Apparel	—	214,073	—	214,073
Auto Manufacturers	—	1,622,689	—	1,622,689
Auto Parts & Equipment	—	344,945	—	344,945
Banks	—	15,236,008	—	15,236,008
Beverages	—	4,857,668	—	4,857,668
Biotechnology	—	3,608,454	—	3,608,454
Chemicals	—	3,651,340	—	3,651,340
Commercial Services	—	1,824,952	—	1,824,952
Construction Materials	—	320,909	—	320,909
Distribution & Wholesale	—	162,202	—	162,202
Diversified Financial Services	—	4,405,520	—	4,405,520
Electric	—	21,647,743	—	21,647,743
Electrical Components & Equipment	—	138,314	—	138,314
Electronics	—	694,905	—	694,905
Engineering & Construction	—	44,648	—	44,648
Environmental Control	—	185,616	—	185,616
Food	—	3,627,475	—	3,627,475
Forest Products & Paper	—	924,645	—	924,645
Gas	—	1,314,356	—	1,314,356
Hand & Machine Tools	—	36,120	—	36,120
Health Care Products	—	2,219,973	—	2,219,973
Health Care Services	—	4,903,387	—	4,903,387
Holding Companies-Divers	—	16,774	—	16,774
Home Furnishings	—	72,541	—	72,541
Household Products	—	493,900	—	493,900
Household Products & Wares	—	232,602	—	232,602
Housewares	—	247,244	—	247,244
Insurance	—	6,848,078	—	6,848,078
Internet	—	558,380	—	558,380
Iron/Steel	—	779,550	—	779,550
IT Services	—	3,337,036	—	3,337,036
Leisure Time	—	68,670	—	68,670
Lodging	—	97,676	—	97,676
Machinery, Construction & Mining	—	545,967	—	545,967
Machinery-Diversified	—	332,678	—	332,678
Media	—	10,398,465	—	10,398,465
Metal Fabricate & Hardware	—	236,018	—	236,018
Mining	—	2,377,038	—	2,377,038
Miscellaneous Manufacturer	—	2,125,996	—	2,125,996

See accompanying Notes to Schedule of Investments

SPDR Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Office & Business Equipment	$—	$60,750	$—	$60,750
Oil & Gas	—	9,975,458	—	9,975,458
Oil & Gas Services	—	980,618	—	980,618
Packaging & Containers	—	176,795	—	176,795
Pharmaceuticals	—	10,429,899	—	10,429,899
Pipelines	—	7,122,421	—	7,122,421
Real Estate	—	63,741	—	63,741
Real Estate Investment Trusts	—	1,639,926	—	1,639,926
Retail	—	8,301,205	—	8,301,205
Semiconductors	—	1,107,130	—	1,107,130
Software	—	4,885,524	—	4,885,524
Telecommunications	—	14,588,636	—	14,588,636
Toys/Games/Hobbies	—	180,000	—	180,000
Transportation	—	5,653,883	—	5,653,883
Trucking & Leasing	—	68,528	—	68,528
Water	—	242,171	—	242,171
Short-Term Investments	505,389	—	—	505,389

TOTAL INVESTMENTS	$505,389	$172,301,922	$—	$172,807,311

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,217	$1,217	3,798,604	3,751,255	48,566	$48,566	$247	$—
State Street Navigator Securities Lending Prime Portfolio	1,530,275	1,530,275	1,792,380	2,865,832	456,823	456,823	1,009	—

TOTAL		$1,531,492				$505,389	$1,256	$—

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 99.1%
ADVERTISING — 1.2%
Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	$5,000	$5,008
3.75%, 2/15/2023	50,000	51,991
4.00%, 3/15/2022	15,000	15,871
4.20%, 4/15/2024	25,000	26,737
Omnicom Group, Inc.:
3.63%, 5/1/2022	50,000	53,443
6.25%, 7/15/2019	15,000	16,831
WPP Finance 2010:
3.63%, 9/7/2022	25,000	26,650
3.75%, 9/19/2024	50,000	53,198
4.75%, 11/21/2021	50,000	56,050

		305,779

AEROSPACE & DEFENSE — 1.7%
Boeing Capital Corp. 2.90%, 8/15/2018	4,000	4,118
Boeing Co.:
3.30%, 3/1/2035	25,000	25,364
4.88%, 2/15/2020	50,000	55,452
5.88%, 2/15/2040	6,000	8,200
General Dynamics Corp.:
1.00%, 11/15/2017	50,000	50,022
2.25%, 11/15/2022	30,000	30,592
Harris Corp. 2.00%, 4/27/2018	5,000	5,026
L-3 Communications Corp.:
3.95%, 11/15/2016	3,000	3,010
4.75%, 7/15/2020	7,000	7,634
Lockheed Martin Corp. 4.07%, 12/15/2042	10,000	10,665
Northrop Grumman Corp.:
3.50%, 3/15/2021	50,000	53,638
4.75%, 6/1/2043	25,000	29,365
Raytheon Co.:
3.13%, 10/15/2020	15,000	15,901
4.88%, 10/15/2040	4,000	4,902
Rockwell Collins, Inc. 5.25%, 7/15/2019	50,000	54,991
United Technologies Corp.:
3.10%, 6/1/2022	4,000	4,285
4.15%, 5/15/2045	10,000	11,057
4.50%, 4/15/2020	15,000	16,521
4.50%, 6/1/2042	25,000	28,873
5.70%, 4/15/2040	10,000	13,082
6.13%, 7/15/2038	7,000	9,495

		442,193

AGRICULTURE — 1.2%
Altria Group, Inc.:
2.95%, 5/2/2023	40,000	41,887
4.00%, 1/31/2024	10,000	11,164
4.50%, 5/2/2043	7,000	7,863
5.38%, 1/31/2044	45,000	56,959
9.25%, 8/6/2019	7,000	8,501
Archer-Daniels-Midland Co. 4.02%, 4/16/2043	25,000	27,025
Bunge, Ltd. Finance Corp. 3.20%, 6/15/2017	75,000	75,969
Philip Morris International, Inc.:
1.13%, 8/21/2017	15,000	14,992
2.90%, 11/15/2021	50,000	52,445
3.88%, 8/21/2042	5,000	5,185

		301,990

AIRLINES — 1.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	19,978	21,701
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 11/1/2028	47,725	48,918
Delta Air Lines 2007-1 Pass Through Trust, Class A Series 071A, 6.82%, 2/10/2024	79,110	92,460
Southwest Airlines Co.:
2.75%, 11/6/2019	50,000	51,497
5.13%, 3/1/2017	30,000	30,469
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	14,141	15,076
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	14,135	14,895
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	11,944	13,043

		288,059

APPAREL — 0.6%
NIKE, Inc.:
2.25%, 5/1/2023	22,000	22,369
3.63%, 5/1/2043	32,000	33,910
VF Corp.:
3.50%, 9/1/2021	70,000	75,488
5.95%, 11/1/2017	20,000	20,981
6.45%, 11/1/2037	7,000	9,522

		162,270

AUTO MANUFACTURERS — 1.5%
American Honda Finance Corp. 1.13%, 10/7/2016	30,000	30,000
Daimler Finance North America LLC 8.50%, 1/18/2031	27,000	43,917
Ford Motor Co. 7.45%, 7/16/2031	50,000	66,598
General Motors Co.:
4.88%, 10/2/2023	17,000	18,400
6.25%, 10/2/2043	45,000	52,893
General Motors Financial Co., Inc.:
3.20%, 7/13/2020	25,000	25,487
3.70%, 11/24/2020	15,000	15,560
4.00%, 1/15/2025	12,000	12,118
PACCAR Financial Corp.:
Series MTN, 1.65%, 8/11/2021	50,000	49,552
Series MTN, 1.65%, 2/25/2019	45,000	45,289
Toyota Motor Credit Corp. Series MTN, 1.13%, 5/16/2017	45,000	45,023

		404,837

AUTO PARTS & EQUIPMENT — 0.7%
BorgWarner, Inc.:
4.38%, 3/15/2045	25,000	26,212
4.63%, 9/15/2020	25,000	27,074
Delphi Automotive PLC 4.25%, 1/15/2026	50,000	54,680
Johnson Controls, Inc.:
3.63%, 7/2/2024	10,000	10,654
4.63%, 7/2/2044	15,000	16,329
Magna International, Inc. 4.15%, 10/1/2025	50,000	54,370

		189,319

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

BANKS — 10.2%
American Express Bank FSB 6.00%, 9/13/2017	$25,000	$26,079
Australia & New Zealand Banking Group, Ltd. 1.25%, 6/13/2017	50,000	50,056
Bank of America Corp.:
3.88%, 3/22/2017	22,000	22,254
7.63%, 6/1/2019	40,000	45,839
Series MTN, 4.00%, 4/1/2024	15,000	16,098
Series MTN, 5.00%, 1/21/2044	20,000	23,441
Series MTN, 5.65%, 5/1/2018	50,000	53,032
Bank of Montreal:
Series MTN, 1.40%, 9/11/2017	30,000	30,025
Series MTN, 1.50%, 7/18/2019	50,000	49,868
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	15,000	16,075
Series MTN, 2.30%, 9/11/2019	25,000	25,539
Series MTN, 2.60%, 8/17/2020	50,000	51,603
Bank of Nova Scotia 2.80%, 7/21/2021	50,000	52,025
Barclays PLC 3.65%, 3/16/2025	10,000	9,852
BNP Paribas SA:
2.38%, 5/21/2020	150,000	152,421
5.00%, 1/15/2021	15,000	16,779
Branch Banking & Trust Co.:
1.00%, 4/3/2017	25,000	24,992
1.35%, 10/1/2017	35,000	35,061
Canadian Imperial Bank of Commerce 1.55%, 1/23/2018	30,000	30,051
Capital One Financial Corp.:
4.75%, 7/15/2021	5,000	5,549
6.75%, 9/15/2017	5,000	5,243
Citigroup, Inc. 2.65%, 10/26/2020	100,000	102,042
Commonwealth Bank of Australia Series GMTN, 2.30%, 3/12/2020	75,000	76,340
Credit Suisse AG:
Series MTN, 3.63%, 9/9/2024	50,000	52,167
Series MTN, 4.38%, 8/5/2020	5,000	5,381
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 6/9/2023 (a)	50,000	50,819
Deutsche Bank AG 6.00%, 9/1/2017	30,000	30,517
Discover Bank/Greenwood 4.25%, 3/13/2026	25,000	26,442
Fifth Third Bank 1.15%, 11/18/2016	70,000	70,001
Goldman Sachs Group, Inc.:
2.90%, 7/19/2018	15,000	15,342
3.63%, 1/22/2023	5,000	5,267
5.25%, 7/27/2021	10,000	11,293
6.13%, 2/15/2033	20,000	24,979
HSBC Holdings PLC 4.00%, 3/30/2022	15,000	15,924
HSBC USA, Inc. 1.63%, 1/16/2018	50,000	50,010
Huntington National Bank 2.88%, 8/20/2020	100,000	102,879
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	85,000	85,118
5.25%, 1/12/2024 (b)	30,000	32,431
JPMorgan Chase & Co.:
3.20%, 1/25/2023	5,000	5,204
4.25%, 10/15/2020	40,000	43,324
5.50%, 10/15/2040	20,000	25,134

Lloyds Bank PLC:
1.75%, 3/16/2018	55,000	55,079
6.38%, 1/21/2021 (b)	30,000	35,086
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 3/1/2021	50,000	51,435
3.85%, 3/1/2026 (b)	50,000	54,245
Morgan Stanley:
2.65%, 1/27/2020	50,000	51,098
6.38%, 7/24/2042	10,000	13,499
Series GMTN, 2.38%, 7/23/2019	50,000	50,872
Series MTN, 6.25%, 8/9/2026	10,000	12,363
MUFG Union Bank NA:
2.13%, 6/16/2017	100,000	100,714
2.25%, 5/6/2019	5,000	5,046
National Bank of Canada 2.10%, 12/14/2018	50,000	50,583
PNC Financial Services Group, Inc. 5.13%, 2/8/2020	50,000	55,448
Royal Bank of Canada Series GMTN, 2.20%, 7/27/2018	15,000	15,212
Santander UK PLC:
1.38%, 3/13/2017	25,000	24,986
3.05%, 8/23/2018	25,000	25,551
Societe Generale SA:
2.63%, 10/1/2018	50,000	51,015
2.75%, 10/12/2017	50,000	50,580
Toronto-Dominion Bank:
2.38%, 10/19/2016	15,000	15,009
Series MTN, 2.25%, 11/5/2019	50,000	50,967
UBS AG:
Series GMTN, 1.38%, 8/14/2017	—	—
Series GMTN, 2.35%, 3/26/2020	100,000	101,873
Series GMTN, 2.38%, 8/14/2019	25,000	25,452
US Bancorp:
Series MTN, 2.20%, 4/25/2019	25,000	25,489
Series MTN, 3.70%, 1/30/2024	25,000	27,311
Wells Fargo & Co.:
5.63%, 12/11/2017	15,000	15,752
Series MTN, 3.30%, 9/9/2024	45,000	46,895
Series N, 2.15%, 1/30/2020	25,000	25,206
Westpac Banking Corp.:
1.20%, 5/19/2017	25,000	25,001
Series GMTN, 1.60%, 1/12/2018	30,000	30,061

		2,664,324

BEVERAGES — 1.5%
Anheuser-Busch Cos. LLC 5.05%, 10/15/2016	75,000	75,086
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	10,000	10,128
8.00%, 11/15/2039	5,000	7,934
Coca-Cola European Partners US LLC:
3.50%, 9/15/2020	25,000	26,426
4.50%, 9/1/2021	25,000	27,603
Diageo Capital PLC:
1.13%, 4/29/2018	25,000	24,928
1.50%, 5/11/2017	30,000	30,087
2.63%, 4/29/2023 (b)	15,000	15,449
Dr Pepper Snapple Group, Inc.:
6.82%, 5/1/2018	25,000	27,110
7.45%, 5/1/2038	25,000	36,767

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Molson Coors Brewing Co. 5.00%, 5/1/2042	$27,000	$31,191
PepsiCo, Inc.:
3.13%, 11/1/2020	15,000	15,886
3.60%, 3/1/2024	10,000	10,995
4.45%, 4/14/2046 (b)	25,000	29,549
4.60%, 7/17/2045	10,000	11,960

		381,099

BIOTECHNOLOGY — 0.7%
Amgen, Inc.:
2.50%, 11/15/2016	40,000	40,058
6.38%, 6/1/2037	7,000	9,018
6.90%, 6/1/2038	20,000	27,341
Biogen, Inc.:
3.63%, 9/15/2022	25,000	26,699
5.20%, 9/15/2045	5,000	5,869
Celgene Corp. 2.88%, 8/15/2020	10,000	10,346
Gilead Sciences, Inc.:
3.65%, 3/1/2026 (b)	20,000	21,489
4.50%, 4/1/2021	15,000	16,590
4.50%, 2/1/2045	20,000	21,449

		178,859

CHEMICALS — 3.5%
Agrium, Inc.:
3.15%, 10/1/2022	15,000	15,525
6.13%, 1/15/2041	7,000	8,554
Air Products & Chemicals, Inc.:
3.35%, 7/31/2024	50,000	53,861
4.38%, 8/21/2019	15,000	16,269
Airgas, Inc. 3.05%, 8/1/2020	100,000	105,095
Dow Chemical Co.:
4.38%, 11/15/2042	10,000	10,111
7.38%, 11/1/2029	15,000	20,381
8.55%, 5/15/2019	50,000	58,638
Eastman Chemical Co. 2.70%, 1/15/2020	5,000	5,130
Ecolab, Inc.:
3.00%, 12/8/2016	60,000	60,211
4.35%, 12/8/2021	15,000	16,835
5.50%, 12/8/2041	5,000	6,227
EI du Pont de Nemours & Co.:
2.80%, 2/15/2023	15,000	15,257
4.15%, 2/15/2043	10,000	10,271
4.63%, 1/15/2020	5,000	5,470
5.75%, 3/15/2019	10,000	11,019
LYB International Finance B.V.:
4.00%, 7/15/2023	30,000	32,448
5.25%, 7/15/2043	7,000	7,915
Methanex Corp. 4.25%, 12/1/2024	25,000	23,663
Monsanto Co.:
3.38%, 7/15/2024	10,000	10,384
3.60%, 7/15/2042	9,000	7,918
Mosaic Co.:
4.25%, 11/15/2023 (b)	50,000	53,036
4.88%, 11/15/2041	7,000	6,892
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	50,000	50,158
4.88%, 3/30/2020	15,000	16,347
PPG Industries, Inc. 3.60%, 11/15/2020	25,000	26,500

Praxair, Inc.:
1.25%, 11/7/2018	25,000	25,021
2.65%, 2/5/2025	25,000	25,686
2.70%, 2/21/2023	25,000	25,850
RPM International, Inc.:
3.45%, 11/15/2022	15,000	15,245
6.13%, 10/15/2019	57,000	63,583
Sherwin-Williams Co.:
1.35%, 12/15/2017	15,000	15,020
4.55%, 8/1/2045 (b)	45,000	47,727
Valspar Corp.:
3.30%, 2/1/2025	25,000	25,396
4.40%, 2/1/2045	25,000	25,068

		922,711

COMMERCIAL SERVICES — 1.4%
Block Financial LLC 4.13%, 10/1/2020	50,000	52,360
Equifax, Inc.:
3.25%, 6/1/2026	50,000	51,155
3.30%, 12/15/2022	30,000	31,501
Lender Processing Services, Inc./ Black Knight Lending Solutions, Inc. 5.75%, 4/15/2023	8,000	8,420
MasterCard, Inc. 3.38%, 4/1/2024	40,000	43,070
Moody’s Corp. 5.50%, 9/1/2020	15,000	16,792
S&P Global, Inc. 4.40%, 2/15/2026	15,000	16,783
Verisk Analytics, Inc. 4.00%, 6/15/2025	20,000	21,091
Western Union Co.:
2.88%, 12/10/2017	15,000	15,134
3.65%, 8/22/2018	25,000	25,687
5.25%, 4/1/2020	57,000	61,446
6.20%, 6/21/2040	25,000	26,005

		369,444

CONSTRUCTION MATERIALS — 0.5%
CRH America, Inc. 8.13%, 7/15/2018	50,000	55,344
Owens Corning:
4.20%, 12/15/2022	35,000	37,327
7.00%, 12/1/2036	32,000	40,294

		132,965

DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 4.60%, 6/15/2045	25,000	29,392

DIVERSIFIED FINANCIAL SERVICES — 4.6%
Air Lease Corp.:
2.13%, 1/15/2018	25,000	24,995
3.38%, 1/15/2019 (b)	15,000	15,385
3.88%, 4/1/2021 (b)	7,000	7,372
Alterra Finance LLC 6.25%, 9/30/2020	15,000	17,070
American Express Co. 4.05%, 12/3/2042	25,000	25,892
American Express Credit Corp. Series GMTN, 2.25%, 8/15/2019	25,000	25,450
Ameriprise Financial, Inc.:
4.00%, 10/15/2023	35,000	38,117
5.30%, 3/15/2020	15,000	16,675
7.30%, 6/28/2019	7,000	8,030
BlackRock, Inc.:
3.50%, 3/18/2024	25,000	27,249
6.25%, 9/15/2017	100,000	104,774
Capital One Bank USA NA 1.20%, 2/13/2017	20,000	19,986

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Charles Schwab Corp.:
3.23%, 9/1/2022	$15,000	$15,854
4.45%, 7/22/2020	35,000	38,611
CME Group, Inc.:
3.00%, 3/15/2025	40,000	41,757
5.30%, 9/15/2043	15,000	19,319
E*TRADE Financial Corp. 5.38%, 11/15/2022	105,000	112,087
Franklin Resources, Inc. 2.85%, 3/30/2025	50,000	51,499
General Electric Co. 4.65%, 10/17/2021 (b)	20,000	22,795
Intercontinental Exchange, Inc.:
2.50%, 10/15/2018	50,000	51,143
3.75%, 12/1/2025	50,000	53,984
4.00%, 10/15/2023	25,000	27,310
International Lease Finance Corp.:
6.25%, 5/15/2019	50,000	54,125
7.13%, 9/1/2018 (a) (b)	25,000	27,281
Invesco Finance PLC:
4.00%, 1/30/2024	22,000	24,032
5.38%, 11/30/2043	10,000	12,016
Jefferies Group LLC:
5.13%, 1/20/2023	10,000	10,674
6.50%, 1/20/2043	5,000	5,171
Legg Mason, Inc.:
2.70%, 7/15/2019	60,000	60,845
5.63%, 1/15/2044	10,000	10,417
MasterCard, Inc. 2.00%, 4/1/2019	25,000	25,382
Nasdaq, Inc.:
3.85%, 6/30/2026	5,000	5,245
4.25%, 6/1/2024	25,000	26,829
5.25%, 1/16/2018	39,000	40,756
Nomura Holdings, Inc. 6.70%, 3/4/2020	40,000	45,916
Synchrony Financial 4.25%, 8/15/2024	25,000	26,233
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	50,000	52,151

		1,192,427

ELECTRIC — 7.2%
Alabama Power Co. 4.15%, 8/15/2044	5,000	5,474
Ameren Illinois Co.:
3.25%, 3/1/2025	25,000	26,650
4.30%, 7/1/2044	20,000	22,977
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	27,068
Series L, 5.80%, 10/1/2035	7,000	8,474
Arizona Public Service Co.:
2.55%, 9/15/2026	50,000	50,400
4.35%, 11/15/2045	30,000	34,099
8.75%, 3/1/2019	15,000	17,289
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	25,000	26,844
5.95%, 5/15/2037	30,000	38,845
6.13%, 4/1/2036	10,000	13,227
Black Hills Corp. 3.15%, 1/15/2027	50,000	50,391
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	5,000	5,094
4.50%, 4/1/2044	20,000	23,426
Cleveland Electric Illuminating Co.:
5.95%, 12/15/2036 (b)	15,000	17,145
Series D, 7.88%, 11/1/2017	25,000	26,634

CMS Energy Corp.:
3.88%, 3/1/2024	21,000	22,802
6.55%, 7/17/2017	25,000	25,963
Consolidated Edison Co. of New York, Inc. 3.30%, 12/1/2024	25,000	26,806
Constellation Energy Group, Inc. 5.15%, 12/1/2020	15,000	16,626
Dominion Resources, Inc.:
3.63%, 12/1/2024	10,000	10,599
7.00%, 6/15/2038	25,000	33,887
Series C, 4.90%, 8/1/2041	20,000	22,439
DTE Electric Co.:
3.70%, 3/15/2045	15,000	15,745
Series A, 6.63%, 6/1/2036	25,000	35,447
Series G, 5.60%, 6/15/2018	15,000	16,063
Duke Energy Carolinas LLC 6.10%, 6/1/2037	7,000	9,251
Duke Energy Corp. 3.75%, 4/15/2024	10,000	10,782
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	57,000	68,750
Eversource Energy:
4.50%, 11/15/2019	17,000	18,443
Series H, 3.15%, 1/15/2025	30,000	31,064
Exelon Generation Co. LLC:
2.95%, 1/15/2020	—	—
5.60%, 6/15/2042 (b)	40,000	41,754
6.20%, 10/1/2017	15,000	15,665
6.25%, 10/1/2039	25,000	27,841
Florida Power & Light Co.:
4.05%, 10/1/2044	25,000	28,020
4.13%, 2/1/2042	7,000	7,843
Georgia Power Co. Series 07-A, 5.65%, 3/1/2037	7,000	8,676
Great Plains Energy, Inc. 4.85%, 6/1/2021	22,000	24,011
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	20,000	20,851
Kansas City Power & Light Co. 3.15%, 3/15/2023	15,000	15,352
Kentucky Utilities Co. 5.13%, 11/1/2040	7,000	8,595
Mississippi Power Co. 2.35%, 10/15/2016	50,000	50,017
NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/2019	50,000	50,757
NiSource Finance Corp.:
5.65%, 2/1/2045	7,000	8,801
5.95%, 6/15/2041	7,000	8,748
Northern States Power Co. 4.85%, 8/15/2040	10,000	12,174
NSTAR Electric Co.:
4.40%, 3/1/2044	10,000	11,480
5.50%, 3/15/2040	25,000	32,281
Oklahoma Gas & Electric Co.:
4.00%, 12/15/2044	25,000	26,823
4.55%, 3/15/2044	40,000	46,273
5.25%, 5/15/2041	7,000	8,679
Pacific Gas & Electric Co.:
3.75%, 2/15/2024	5,000	5,478
4.75%, 2/15/2044	17,000	20,176
PECO Energy Co. 4.15%, 10/1/2044	15,000	16,706
Pennsylvania Electric Co. 6.15%, 10/1/2038	25,000	28,691

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

PG&E Corp. 2.40%, 3/1/2019	$5,000	$5,091
Potomac Electric Power Co. 3.60%, 3/15/2024	20,000	21,708
PPL Capital Funding, Inc. 3.95%, 3/15/2024	25,000	26,938
PPL Electric Utilities Corp. 4.13%, 6/15/2044	10,000	11,067
Progress Energy, Inc. 4.40%, 1/15/2021	15,000	16,376
Public Service Co. of Colorado 4.30%, 3/15/2044	20,000	22,767
Public Service Electric & Gas Co.:
5.50%, 3/1/2040	14,000	18,309
Series I, 1.80%, 6/1/2019	10,000	10,107
Sierra Pacific Power Co. 2.60%, 5/1/2026 (a)	50,000	50,594
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	50,000	53,064
6.05%, 1/15/2038	15,000	19,680
Southern California Edison Co.:
1.85%, 2/1/2022	7,857	7,904
4.65%, 10/1/2043	5,000	6,034
Southern Co. 2.15%, 9/1/2019	10,000	10,131
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	50,000	49,970
Tampa Electric Co. 2.60%, 9/15/2022	20,000	20,273
TECO Finance, Inc. 5.15%, 3/15/2020	15,000	16,468
TransAlta Corp.:
1.90%, 6/3/2017	40,000	40,028
6.50%, 3/15/2040	25,000	22,875
6.90%, 5/15/2018	15,000	15,675
Westar Energy, Inc.:
4.13%, 3/1/2042	15,000	16,333
4.63%, 9/1/2043	30,000	35,029
Wisconsin Electric Power Co.:
3.10%, 6/1/2025 (b)	25,000	26,313
5.70%, 12/1/2036	7,000	9,056
Wisconsin Power & Light Co.:
4.10%, 10/15/2044	35,000	38,153
5.00%, 7/15/2019	15,000	16,237
Xcel Energy, Inc. 4.70%, 5/15/2020	15,000	16,375

		1,886,951

ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Emerson Electric Co.:
2.63%, 12/1/2021	25,000	25,882
2.63%, 2/15/2023	25,000	25,596
4.25%, 11/15/2020	15,000	16,489
5.25%, 11/15/2039	15,000	18,638

		86,605

ELECTRONICS — 2.1%
Agilent Technologies, Inc. 3.05%, 9/22/2026	65,000	66,116
Amphenol Corp.:
2.55%, 1/30/2019	15,000	15,321
4.00%, 2/1/2022	10,000	10,617
Arrow Electronics, Inc.:
5.13%, 3/1/2021	25,000	27,027
6.00%, 4/1/2020	25,000	27,699
Avnet, Inc. 4.63%, 4/15/2026	50,000	51,362
Flex, Ltd. 4.75%, 6/15/2025	20,000	21,164

Honeywell International, Inc.:
4.25%, 3/1/2021	15,000	16,646
5.00%, 2/15/2019	50,000	54,361
Series 30, 5.38%, 3/1/2041	25,000	33,283
Jabil Circuit, Inc. 4.70%, 9/15/2022 (b)	100,000	104,000
Koninklijke Philips NV:
3.75%, 3/15/2022	5,000	5,385
5.00%, 3/15/2042	5,000	5,594
6.88%, 3/11/2038	7,000	9,176
Thermo Fisher Scientific, Inc. 3.30%, 2/15/2022	100,000	104,543

		552,294

ENGINEERING & CONSTRUCTION — 0.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022 (b)	10,000	10,471
4.38%, 5/8/2042	5,000	5,724

		16,195

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	30,000	30,432
5.25%, 11/15/2021	6,000	6,899

		37,331

FOOD — 3.4%
Campbell Soup Co.:
3.30%, 3/19/2025	50,000	52,247
4.25%, 4/15/2021	7,000	7,698
ConAgra Foods, Inc.:
3.20%, 1/25/2023	100,000	103,992
7.00%, 4/15/2019	6,000	6,711
Delhaize America LLC 9.00%, 4/15/2031	12,000	16,860
General Mills, Inc.:
1.40%, 10/20/2017	25,000	25,076
2.20%, 10/21/2019	50,000	50,926
3.65%, 2/15/2024	12,000	13,119
Hershey Co.:
2.63%, 5/1/2023	25,000	25,704
4.13%, 12/1/2020	15,000	16,557
JM Smucker Co. 2.50%, 3/15/2020 (b)	50,000	51,162
Kellogg Co. 4.50%, 4/1/2046	50,000	54,101
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	7,000	8,455
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	25,000	25,190
4.38%, 6/1/2046	25,000	26,593
5.00%, 6/4/2042	5,000	5,734
Kroger Co.:
3.85%, 8/1/2023	15,000	16,273
6.15%, 1/15/2020	15,000	17,067
6.90%, 4/15/2038	40,000	56,623
McCormick & Co., Inc. 3.25%, 11/15/2025	75,000	79,409
Mondelez International, Inc.:
2.25%, 2/1/2019	35,000	35,550
4.00%, 2/1/2024	31,000	33,945
6.13%, 2/1/2018	10,000	10,607
Sysco Corp.:
4.85%, 10/1/2045	15,000	17,122
5.38%, 9/21/2035	30,000	36,062
6.63%, 3/17/2039	7,000	9,437

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Tyson Foods, Inc. 2.65%, 8/15/2019	$25,000	$25,660
Unilever Capital Corp. 5.90%, 11/15/2032	50,000	69,897

		897,777

FOREST PRODUCTS & PAPER — 0.6%
Domtar Corp. 4.40%, 4/1/2022	35,000	36,854
International Paper Co.:
4.75%, 2/15/2022 (b)	5,000	5,570
9.38%, 5/15/2019	104,000	123,860

		166,284

GAS — 0.9%
Atmos Energy Corp.:
4.15%, 1/15/2043	20,000	21,374
6.35%, 6/15/2017	15,000	15,504
Dominion Gas Holdings LLC 4.80%, 11/1/2043	5,000	5,450
National Fuel Gas Co. 3.75%, 3/1/2023	25,000	25,265
ONE Gas, Inc.:
2.07%, 2/1/2019	10,000	10,131
3.61%, 2/1/2024	15,000	16,098
4.66%, 2/1/2044	25,000	28,806
Sempra Energy:
2.40%, 3/15/2020	20,000	20,395
3.55%, 6/15/2024	40,000	42,263
6.00%, 10/15/2039	7,000	8,967
Southern California Gas Co.:
4.45%, 3/15/2044	5,000	5,822
Series HH, 5.45%, 4/15/2018	10,000	10,566
Southern Co. Gas Capital Corp.:
3.50%, 9/15/2021	5,000	5,291
5.25%, 8/15/2019	15,000	16,497

		232,429

HAND & MACHINE TOOLS — 0.4%
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	75,000	78,657
5.20%, 9/1/2040	15,000	18,060

		96,717

HEALTH CARE PRODUCTS — 1.6%
Baxter International, Inc. 3.50%, 8/15/2046	100,000	94,622
Becton Dickinson and Co.:
1.80%, 12/15/2017	20,000	20,105
3.73%, 12/15/2024	10,000	10,805
Boston Scientific Corp.:
3.38%, 5/15/2022	25,000	26,216
6.00%, 1/15/2020	50,000	56,481
7.38%, 1/15/2040	5,000	6,765
CR Bard, Inc.:
3.00%, 5/15/2026	50,000	50,585
4.40%, 1/15/2021	7,000	7,665
Medtronic, Inc. 4.50%, 3/15/2042	15,000	17,043
St Jude Medical, Inc. 2.00%, 9/15/2018	25,000	25,235
Stryker Corp.:
3.38%, 5/15/2024	25,000	26,280
4.10%, 4/1/2043	10,000	10,304
4.38%, 5/15/2044	25,000	26,833
Zimmer Biomet Holdings, Inc.:
3.38%, 11/30/2021	25,000	26,250
5.75%, 11/30/2039	7,000	8,384

		413,573

HEALTH CARE SERVICES — 1.9%
Aetna, Inc.:
1.50%, 11/15/2017	25,000	24,983
1.70%, 6/7/2018	25,000	25,099
3.95%, 9/1/2020	7,000	7,513
4.25%, 6/15/2036	25,000	25,822
6.63%, 6/15/2036	7,000	9,450
Anthem, Inc.:
2.38%, 2/15/2017	25,000	25,087
3.13%, 5/15/2022	15,000	15,574
4.63%, 5/15/2042	50,000	53,867
Cigna Corp.:
4.00%, 2/15/2022	50,000	53,851
5.38%, 2/15/2042	25,000	30,238
Humana, Inc.:
2.63%, 10/1/2019	50,000	51,161
4.95%, 10/1/2044	15,000	16,609
8.15%, 6/15/2038	7,000	10,161
Laboratory Corp. of America Holdings 4.63%, 11/15/2020	10,000	10,917
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	30,000	31,133
4.25%, 4/1/2024	15,000	16,412
4.70%, 4/1/2021	25,000	27,502
UnitedHealth Group, Inc.:
3.75%, 7/15/2025	4,000	4,390
3.88%, 10/15/2020	15,000	16,168
4.25%, 3/15/2043	25,000	27,609
4.63%, 7/15/2035	20,000	23,221

		506,767

HOLDING COMPANIES-DIVERS — 0.5%
Leucadia National Corp. 5.50%, 10/18/2023	100,000	104,559
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	15,000	15,881

		120,440

HOME FURNISHINGS — 0.3%
Whirlpool Corp.:
3.70%, 5/1/2025	25,000	26,399
4.50%, 6/1/2046	35,000	37,663
Series MTN, 4.85%, 6/15/2021	15,000	16,786

		80,848

HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co. Series MTN, 0.90%, 5/1/2018	50,000	50,032
Estee Lauder Cos., Inc.:
3.70%, 8/15/2042	25,000	25,921
6.00%, 5/15/2037	15,000	19,478
Procter & Gamble Co. 4.70%, 2/15/2019	30,000	32,451

		127,882

HOUSEHOLD PRODUCTS & WARES — 0.2%
Clorox Co.:
3.50%, 12/15/2024	10,000	10,638
3.80%, 11/15/2021	15,000	16,199
5.95%, 10/15/2017	30,000	31,431
Kimberly-Clark Corp. 3.70%, 6/1/2043	5,000	5,323

		63,591

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

HOUSEWARES — 0.1%
Newell Brands, Inc. 4.00%, 12/1/2024	$20,000	$21,245

INSURANCE — 4.6%
Aflac, Inc.:
2.88%, 10/15/2026	50,000	50,162
6.45%, 8/15/2040	15,000	20,243
Allstate Corp.:
3.15%, 6/15/2023	10,000	10,585
4.50%, 6/15/2043	15,000	17,552
5.55%, 5/9/2035	25,000	31,637
American International Group, Inc. 6.40%, 12/15/2020	6,000	7,022
Aon PLC:
3.50%, 6/14/2024	25,000	25,987
4.60%, 6/14/2044	25,000	26,273
Assurant, Inc. 6.75%, 2/15/2034	40,000	50,029
AXIS Specialty Finance PLC 2.65%, 4/1/2019	30,000	30,307
Berkshire Hathaway Finance Corp. 1.30%, 8/15/2019 (b)	35,000	34,886
Berkshire Hathaway, Inc. 2.10%, 8/14/2019	25,000	25,479
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	7,000	7,215
3.35%, 5/15/2024	5,000	5,334
CNA Financial Corp. 5.75%, 8/15/2021	7,000	8,057
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	21,000	20,568
5.13%, 4/15/2022	20,000	22,652
5.50%, 10/15/2016	35,000	35,043
Lincoln National Corp.:
4.00%, 9/1/2023	5,000	5,324
6.25%, 2/15/2020	2,000	2,259
Loews Corp. 6.00%, 2/1/2035	7,000	8,720
Markel Corp. 5.00%, 4/5/2046	50,000	53,782
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	10,000	10,145
3.50%, 3/10/2025	25,000	26,354
4.05%, 10/15/2023	7,000	7,557
4.80%, 7/15/2021	10,000	11,120
MetLife, Inc.:
3.60%, 4/10/2024	4,000	4,242
5.70%, 6/15/2035	5,000	6,028
Series A, 6.82%, 8/15/2018	7,000	7,690
Principal Financial Group, Inc.:
3.13%, 5/15/2023	35,000	35,456
4.35%, 5/15/2043	30,000	30,318
8.88%, 5/15/2019	10,000	11,754
Progressive Corp.:
3.75%, 8/23/2021	15,000	16,369
4.35%, 4/25/2044	25,000	28,342
Prudential Financial, Inc.:
4.60%, 5/15/2044	20,000	21,359
5.70%, 12/14/2036	25,000	29,015
6.20%, 11/15/2040	25,000	30,738
Series MTN, 2.35%, 8/15/2019	40,000	40,752
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	5,000	5,682
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	32,000	44,075

Travelers Cos., Inc.:
3.90%, 11/1/2020	15,000	16,269
4.60%, 8/1/2043	15,000	17,674
Travelers Property Casualty Corp. 6.38%, 3/15/2033	15,000	20,399
Unum Group:
3.00%, 5/15/2021	30,000	30,648
4.00%, 3/15/2024	5,000	5,127
Voya Financial, Inc.:
2.90%, 2/15/2018	12,000	12,209
3.65%, 6/15/2026	50,000	49,970
5.70%, 7/15/2043	32,000	35,626
Willis Towers Watson PLC 5.75%, 3/15/2021	50,000	56,264
WR Berkley Corp.:
4.75%, 8/1/2044	35,000	36,765
6.25%, 2/15/2037	15,000	18,516
XLIT, Ltd.:
2.30%, 12/15/2018	5,000	5,058
5.75%, 10/1/2021	15,000	17,207
6.38%, 11/15/2024	15,000	17,784

		1,205,628

INTERNET — 1.3%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	50,000	50,880
3.60%, 11/28/2024	50,000	51,930
4.50%, 11/28/2034	25,000	26,793
Alphabet, Inc. 3.63%, 5/19/2021	15,000	16,497
Amazon.com, Inc. 2.50%, 11/29/2022	25,000	25,703
Baidu, Inc. 2.25%, 11/28/2017	50,000	50,361
eBay, Inc.:
1.35%, 7/15/2017	50,000	50,060
2.60%, 7/15/2022	6,000	6,048
Expedia, Inc.:
4.50%, 8/15/2024	50,000	51,772
5.95%, 8/15/2020	10,000	11,209

		341,253

INVESTMENT COMPANY SECURITY — 0.6%
Ares Capital Corp. 3.63%, 1/19/2022	150,000	150,562

IRON/STEEL — 0.2%
Nucor Corp. 6.40%, 12/1/2037 (b)	7,000	8,711
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	15,000	16,233
Vale Overseas, Ltd. 6.88%, 11/10/2039	32,000	30,560

		55,504

IT SERVICES — 1.4%
Apple, Inc.:
2.00%, 5/6/2020	30,000	30,657
3.85%, 5/4/2043	50,000	51,154
Computer Sciences Corp. 4.45%, 9/15/2022	40,000	42,261
EMC Corp. 3.38%, 6/1/2023 (b)	—	—
Hewlett Packard Enterprise Co.:
2.45%, 10/5/2017 (a)	20,000	20,168
4.40%, 10/15/2022 (a)	30,000	31,941
4.90%, 10/15/2025 (a)	30,000	32,015

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

HP, Inc.:
3.75%, 12/1/2020	$5,000	$5,257
4.65%, 12/9/2021	5,000	5,471
International Business Machines Corp.:
5.70%, 9/14/2017	25,000	26,097
6.22%, 8/1/2027	15,000	19,589
NetApp, Inc.:
2.00%, 12/15/2017	15,000	15,016
3.38%, 6/15/2021	35,000	36,623
Seagate HDD Cayman 3.75%, 11/15/2018 (b)	50,000	51,125

		367,374

LEISURE TIME — 0.3%
Carnival Corp.:
1.88%, 12/15/2017	25,000	25,138
3.95%, 10/15/2020	50,000	53,778

		78,916

LODGING — 0.3%
Marriott International, Inc.:
3.38%, 10/15/2020	20,000	20,818
6.38%, 6/15/2017	15,000	15,500
Starwood Hotels & Resorts Worldwide LLC:
3.75%, 3/15/2025	5,000	5,213
6.75%, 5/15/2018	2,000	2,162
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	15,000	15,146
4.25%, 3/1/2022	30,000	31,867

		90,706

MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar, Inc. 3.90%, 5/27/2021	15,000	16,335

MACHINERY-DIVERSIFIED — 0.7%
Cummins, Inc.:
3.65%, 10/1/2023	17,000	18,310
7.13%, 3/1/2028	7,000	9,564
Deere & Co. 5.38%, 10/16/2029	7,000	8,952
John Deere Capital Corp. 2.25%, 4/17/2019	15,000	15,300
Rockwell Automation, Inc.:
2.05%, 3/1/2020	10,000	10,083
2.88%, 3/1/2025	20,000	20,691
Roper Technologies, Inc.:
2.05%, 10/1/2018	50,000	50,461
6.25%, 9/1/2019	15,000	16,794
Xylem, Inc. 4.88%, 10/1/2021	35,000	38,003

		188,158

MEDIA — 3.0%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	25,000	27,433
6.20%, 12/15/2034	15,000	18,829
CBS Corp.:
2.90%, 1/15/2027	50,000	48,663
7.88%, 7/30/2030	7,000	9,899
Comcast Corp. 4.65%, 7/15/2042	15,000	17,266
Discovery Communications LLC:
3.25%, 4/1/2023 (b)	35,000	35,129
4.88%, 4/1/2043	15,000	14,093
5.05%, 6/1/2020	10,000	10,945
5.63%, 8/15/2019	10,000	10,955

Grupo Televisa SAB:
4.63%, 1/30/2026	50,000	53,345
5.00%, 5/13/2045	50,000	47,711
8.50%, 3/11/2032	5,000	6,362
Historic TW, Inc. 6.63%, 5/15/2029	50,000	65,190
NBCUniversal Media LLC:
2.88%, 1/15/2023	50,000	51,951
4.45%, 1/15/2043	20,000	22,317
5.15%, 4/30/2020	17,000	19,039
Scripps Networks Interactive, Inc. 2.70%, 12/15/2016	50,000	50,118
Time Warner Cable LLC:
4.50%, 9/15/2042	10,000	9,525
5.00%, 2/1/2020	25,000	27,083
6.55%, 5/1/2037	15,000	17,767
6.75%, 7/1/2018	25,000	27,149
Time Warner, Inc.:
3.55%, 6/1/2024	5,000	5,306
4.70%, 1/15/2021	5,000	5,560
Viacom, Inc.:
4.25%, 9/1/2023	20,000	21,120
4.85%, 12/15/2034	20,000	20,278
5.85%, 9/1/2043	25,000	28,086
Walt Disney Co.:
2.75%, 8/16/2021	7,000	7,361
4.13%, 6/1/2044	15,000	16,816
Series E, 4.13%, 12/1/2041	15,000	16,713
Series MTN, 1.10%, 12/1/2017	50,000	50,110
Series MTN, 2.35%, 12/1/2022	29,000	29,682

		791,801

MINING — 0.5%
Barrick Gold Corp. 4.10%, 5/1/2023	11,000	11,870
Barrick North America Finance LLC:
4.40%, 5/30/2021	25,000	27,432
5.75%, 5/1/2043 (b)	25,000	29,244
Newmont Mining Corp.:
3.50%, 3/15/2022 (b)	15,000	15,621
4.88%, 3/15/2042 (b)	15,000	15,717
5.88%, 4/1/2035	7,000	7,932
6.25%, 10/1/2039 (b)	5,000	5,862
Southern Copper Corp. 5.88%, 4/23/2045	14,000	13,965

		127,643

MISCELLANEOUS MANUFACTURER — 1.6%
3M Co.:
Series MTN, 1.63%, 9/19/2021	50,000	50,144
Series MTN, 2.00%, 8/7/2020	25,000	25,519
Series MTN, 3.88%, 6/15/2044	10,000	11,072
Dover Corp. 5.38%, 3/1/2041	10,000	12,693
Eaton Corp.:
2.75%, 11/2/2022	37,000	38,231
6.95%, 3/20/2019	7,000	7,902
General Electric Co. 4.50%, 3/11/2044	10,000	11,480
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	25,000	27,201
3.90%, 9/1/2042	25,000	27,464
4.88%, 9/15/2041	7,000	8,596
Ingersoll-Rand Global Holding Co., Ltd.:
4.25%, 6/15/2023	75,000	82,874
6.88%, 8/15/2018	10,000	10,967

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Parker-Hannifin Corp. 6.25%, 5/15/2038	$7,000	$9,806
Textron, Inc.:
3.65%, 3/1/2021	25,000	26,202
4.30%, 3/1/2024	25,000	26,787
Tyco Electronics Group SA:
2.38%, 12/17/2018	10,000	10,128
3.45%, 8/1/2024	15,000	15,676
4.88%, 1/15/2021	15,000	16,444

		419,186

OFFICE & BUSINESS EQUIPMENT — 0.4%
Pitney Bowes, Inc.:
3.38%, 10/1/2021	50,000	50,094
4.63%, 3/15/2024	50,000	51,760
Xerox Corp.:
3.80%, 5/15/2024	5,000	4,884
4.50%, 5/15/2021	3,000	3,154

		109,892

OIL & GAS — 1.9%
Anadarko Petroleum Corp. 6.45%, 9/15/2036	22,000	25,744
Apache Corp. 6.00%, 1/15/2037	25,000	28,745
Canadian Natural Resources, Ltd.:
3.90%, 2/1/2025	20,000	20,198
6.50%, 2/15/2037	15,000	16,857
ConocoPhillips 6.50%, 2/1/2039	10,000	12,911
EOG Resources, Inc.:
2.45%, 4/1/2020	20,000	20,234
4.40%, 6/1/2020	15,000	16,187
EQT Corp.:
4.88%, 11/15/2021	25,000	27,280
6.50%, 4/1/2018	15,000	15,796
Hess Corp.:
5.60%, 2/15/2041	15,000	14,915
7.88%, 10/1/2029	7,000	8,452
Marathon Petroleum Corp. 5.13%, 3/1/2021	15,000	16,476
Nabors Industries, Inc.:
4.63%, 9/15/2021	100,000	94,500
5.10%, 9/15/2023 (b)	5,000	4,775
Noble Energy, Inc. 8.25%, 3/1/2019	7,000	8,000
Occidental Petroleum Corp. 2.60%, 4/15/2022	50,000	51,040
Phillips 66 4.88%, 11/15/2044	30,000	33,382
Sasol Financing International PLC 4.50%, 11/14/2022	10,000	10,250
Shell International Finance B.V. 4.30%, 9/22/2019	2,000	2,155
Total Capital SA 4.25%, 12/15/2021	7,000	7,796
Valero Energy Corp.:
3.65%, 3/15/2025 (b)	25,000	25,535
4.90%, 3/15/2045	20,000	19,750
6.63%, 6/15/2037	7,000	8,174

		489,152

OIL & GAS SERVICES — 0.3%
Cameron International Corp. 1.15%, 12/15/2016	25,000	25,008

Halliburton Co.:
4.50%, 11/15/2041	7,000	7,070
6.70%, 9/15/2038	7,000	8,924
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	17,000	15,938
3.95%, 12/1/2042	22,000	17,214

		74,154

PACKAGING & CONTAINERS — 0.2%
Packaging Corp. of America 4.50%, 11/1/2023	10,000	10,981
WestRock RKT Co.:
3.50%, 3/1/2020	15,000	15,667
4.90%, 3/1/2022	22,000	24,750

		51,398

PHARMACEUTICALS — 3.7%
Abbott Laboratories:
6.00%, 4/1/2039	25,000	32,449
6.15%, 11/30/2037	7,000	9,179
AbbVie, Inc.:
2.90%, 11/6/2022	25,000	25,643
4.40%, 11/6/2042	15,000	15,514
AstraZeneca PLC:
2.38%, 11/16/2020	25,000	25,575
3.38%, 11/16/2025	50,000	53,309
4.00%, 9/18/2042	5,000	5,204
4.38%, 11/16/2045 (b)	25,000	27,600
5.90%, 9/15/2017	7,000	7,308
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023	25,000	27,128
5.88%, 11/15/2036	10,000	13,318
Cardinal Health, Inc.:
2.40%, 11/15/2019	25,000	25,471
3.50%, 11/15/2024	25,000	26,617
4.50%, 11/15/2044	10,000	11,040
Eli Lilly & Co. 5.20%, 3/15/2017	15,000	15,283
Express Scripts Holding Co.:
3.30%, 2/25/2021 (b)	25,000	26,239
3.50%, 6/15/2024	25,000	25,987
4.50%, 2/25/2026	25,000	27,381
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	10,000	10,025
GlaxoSmithKline Capital, Inc.:
5.38%, 4/15/2034	7,000	8,812
5.65%, 5/15/2018	100,000	106,859
Johnson & Johnson 5.85%, 7/15/2038	32,000	46,298
McKesson Corp.:
2.28%, 3/15/2019	100,000	101,698
4.75%, 3/1/2021	15,000	16,582
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	17,000	18,145
Merck & Co., Inc.:
2.80%, 5/18/2023	15,000	15,640
3.70%, 2/10/2045	5,000	5,266
3.88%, 1/15/2021	15,000	16,303
Mylan, Inc. 2.60%, 6/24/2018	35,000	35,439
Novartis Capital Corp.:
3.40%, 5/6/2024	25,000	27,258
4.40%, 5/6/2044	25,000	29,291

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Pfizer, Inc.:
0.90%, 1/15/2017	$15,000	$14,999
1.50%, 6/15/2018	7,000	7,034
3.00%, 6/15/2023	7,000	7,457
Sanofi 1.25%, 4/10/2018	50,000	50,031
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	20,000	20,171
Zoetis, Inc.:
3.25%, 2/1/2023	15,000	15,454
4.70%, 2/1/2043	5,000	5,244

		958,251

PIPELINES — 2.7%
Boardwalk Pipelines L.P. 5.88%, 11/15/2016	2,000	2,009
Buckeye Partners L.P. 2.65%, 11/15/2018	60,000	60,584
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	7,000	8,813
Enable Midstream Partners L.P.:
2.40%, 5/15/2019	15,000	14,718
3.90%, 5/15/2024	20,000	18,731
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	25,000	26,484
5.50%, 9/15/2040	50,000	51,793
Enbridge, Inc.:
3.50%, 6/10/2024 (b)	35,000	34,518
4.50%, 6/10/2044	25,000	22,674
Energy Transfer Partners L.P.:
5.20%, 2/1/2022 (b)	10,000	10,861
9.00%, 4/15/2019	7,000	7,978
Enterprise Products Operating LLC:
3.35%, 3/15/2023	15,000	15,332
4.85%, 3/15/2044	15,000	15,546
Kinder Morgan Energy Partners L.P.:
3.95%, 9/1/2022	25,000	26,172
4.30%, 5/1/2024	20,000	20,626
6.50%, 9/1/2039	5,000	5,386
Magellan Midstream Partners L.P.:
4.20%, 3/15/2045	25,000	24,065
6.55%, 7/15/2019	15,000	16,765
ONEOK Partners L.P. 3.38%, 10/1/2022	50,000	50,475
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	25,000	25,159
3.61%, 2/15/2025	5,000	5,034
Plains All American Pipeline L.P./PAA Finance Corp.:
4.70%, 6/15/2044	15,000	13,336
5.75%, 1/15/2020	15,000	16,433
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	7,000	8,776
Spectra Energy Capital LLC 8.00%, 10/1/2019	15,000	17,287
Spectra Energy Partners L.P. 4.60%, 6/15/2021	18,000	19,590
Sunoco Logistics Partners Operations L.P.:
4.65%, 2/15/2022	4,000	4,347
4.95%, 1/15/2043	15,000	14,501
TransCanada PipeLines, Ltd.:
3.75%, 10/16/2023	25,000	26,737
5.00%, 10/16/2043	10,000	11,478

6.20%, 10/15/2037	7,000	8,849
7.25%, 8/15/2038	25,000	35,018
Western Gas Partners L.P.:
2.60%, 8/15/2018	5,000	5,004
5.38%, 6/1/2021	25,000	27,230
Williams Partners L.P.:
3.60%, 3/15/2022	20,000	20,258
4.00%, 9/15/2025	5,000	5,016
4.13%, 11/15/2020	22,000	22,871

		720,454

REAL ESTATE — 1.5%
American Campus Communities Operating Partnership L.P. 4.13%, 7/1/2024	100,000	106,420
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	30,000	30,711
CBRE Services, Inc. 4.88%, 3/1/2026	80,000	83,413
Prologis L.P. 3.75%, 11/1/2025	150,000	161,000

		381,544

REAL ESTATE INVESTMENT TRUSTS — 9.5%
Alexandria Real Estate Equities, Inc.:
3.95%, 1/15/2027	25,000	26,037
4.50%, 7/30/2029	10,000	10,739
4.60%, 4/1/2022	30,000	32,554
American Tower Corp.:
3.40%, 2/15/2019	50,000	51,913
4.50%, 1/15/2018	15,000	15,580
AvalonBay Communities, Inc.:
5.70%, 3/15/2017	15,000	15,280
Series GMTN, 3.50%, 11/15/2024	50,000	52,433
Series GMTN, 3.63%, 10/1/2020	25,000	26,421
Boston Properties L.P.:
2.75%, 10/1/2026	50,000	48,980
3.80%, 2/1/2024	25,000	26,585
4.13%, 5/15/2021	40,000	43,466
Brandywine Operating Partnership L.P.:
4.10%, 10/1/2024	10,000	10,229
4.55%, 10/1/2029	25,000	26,092
Brixmor Operating Partnership L.P. 3.85%, 2/1/2025	100,000	101,340
Camden Property Trust 4.63%, 6/15/2021	53,000	57,970
Corporate Office Properties L.P.:
3.60%, 5/15/2023	65,000	64,593
5.25%, 2/15/2024	45,000	48,726
Crown Castle International Corp. 4.45%, 2/15/2026	100,000	109,681
DDR Corp.:
3.38%, 5/15/2023	5,000	5,034
3.63%, 2/1/2025	20,000	20,235
4.75%, 4/15/2018	30,000	31,209
Digital Realty Trust L.P.:
3.40%, 10/1/2020	50,000	52,349
3.63%, 10/1/2022	50,000	51,794
Duke Realty L.P.:
3.75%, 12/1/2024	25,000	26,390
3.88%, 2/15/2021	50,000	53,271
EPR Properties 5.75%, 8/15/2022	50,000	55,045
ERP Operating L.P.:
2.38%, 7/1/2019	60,000	61,167
4.50%, 7/1/2044	15,000	16,415

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Essex Portfolio L.P.:
3.38%, 4/15/2026	$25,000	$25,538
3.88%, 5/1/2024	25,000	26,504
Federal Realty Investment Trust:
2.75%, 6/1/2023	50,000	51,014
4.50%, 12/1/2044	45,000	50,506
HCP, Inc.:
3.75%, 2/1/2019	22,000	22,793
5.38%, 2/1/2021	7,000	7,765
Hospitality Properties Trust 5.00%, 8/15/2022	30,000	32,655
Host Hotels & Resorts L.P.:
6.00%, 10/1/2021	22,000	25,119
Series D, 3.75%, 10/15/2023	65,000	66,145
Kilroy Realty L.P.:
4.25%, 8/15/2029	50,000	52,717
4.38%, 10/1/2025	65,000	70,755
Kimco Realty Corp.:
3.13%, 6/1/2023	50,000	51,224
3.20%, 5/1/2021	50,000	52,215
4.30%, 2/1/2018	15,000	15,415
Mack-Cali Realty L.P. 2.50%, 12/15/2017	25,000	25,080
Mid-America Apartments L.P.:
3.75%, 6/15/2024	50,000	52,125
4.00%, 11/15/2025	105,000	111,386
National Retail Properties, Inc.:
3.80%, 10/15/2022	30,000	31,935
3.90%, 6/15/2024	25,000	26,310
Omega Healthcare Investors, Inc. 4.95%, 4/1/2024	50,000	52,623
Realty Income Corp.:
3.88%, 7/15/2024	20,000	20,957
6.75%, 8/15/2019	65,000	73,718
Regency Centers L.P. 3.90%, 11/1/2025	10,000	10,648
Select Income REIT 4.50%, 2/1/2025	25,000	25,326
Simon Property Group L.P.:
3.38%, 10/1/2024	20,000	21,289
4.25%, 10/1/2044	5,000	5,488
UDR, Inc.:
Series MTN, 2.95%, 9/1/2026	75,000	74,317
Series MTN, 3.75%, 7/1/2024	25,000	26,411
Series MTN, 4.25%, 6/1/2018	30,000	31,221
Ventas Realty L.P. 3.25%, 10/15/2026	50,000	50,515
Ventas Realty L.P. / Ventas Capital Corp. 4.75%, 6/1/2021	7,000	7,749
Weingarten Realty Investors 4.45%, 1/15/2024	50,000	53,725
Welltower, Inc.:
5.13%, 3/15/2043	5,000	5,490
6.13%, 4/15/2020	30,000	33,886
6.50%, 3/15/2041	25,000	31,926
Weyerhaeuser Co.:
4.63%, 9/15/2023	15,000	16,682
7.38%, 3/15/2032	15,000	20,266

		2,500,966

RETAIL — 4.9%
AutoNation, Inc.:
3.35%, 1/15/2021	25,000	25,698
4.50%, 10/1/2025	25,000	26,567

AutoZone, Inc.:
1.63%, 4/21/2019	10,000	10,025
2.88%, 1/15/2023	15,000	15,282
3.13%, 7/15/2023	50,000	51,609
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (b)	25,000	25,787
Best Buy Co., Inc. 5.00%, 8/1/2018	50,000	52,611
Costco Wholesale Corp.:
1.70%, 12/15/2019	15,000	15,152
2.25%, 2/15/2022	20,000	20,465
5.50%, 3/15/2017	7,000	7,142
CVS Health Corp.:
2.75%, 12/1/2022	5,000	5,145
3.38%, 8/12/2024	15,000	15,887
Dollar General Corp. 3.25%, 4/15/2023	47,000	48,276
Home Depot, Inc.:
3.75%, 2/15/2024	50,000	55,268
5.40%, 9/15/2040	7,000	8,981
Kohl’s Corp. 4.00%, 11/1/2021	50,000	53,293
Lowe’s Cos., Inc.:
3.38%, 9/15/2025	25,000	26,932
3.75%, 4/15/2021	15,000	16,304
4.25%, 9/15/2044	25,000	27,760
4.38%, 9/15/2045	30,000	34,045
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024 (b)	10,000	10,109
3.88%, 1/15/2022	7,000	7,377
5.90%, 12/1/2016	25,000	25,189
6.70%, 7/15/2034 (b)	7,000	7,732
McDonald’s Corp.:
Series MTN, 5.35%, 3/1/2018	6,000	6,343
Series MTN, 6.30%, 3/1/2038	25,000	33,121
Nordstrom, Inc.:
4.00%, 10/15/2021	15,000	16,120
6.25%, 1/15/2018	50,000	53,079
O’Reilly Automotive, Inc.:
3.55%, 3/15/2026 (b)	25,000	26,436
3.85%, 6/15/2023	30,000	32,147
4.63%, 9/15/2021	7,000	7,642
QVC, Inc.:
4.38%, 3/15/2023	25,000	24,913
4.45%, 2/15/2025	25,000	24,508
5.13%, 7/2/2022	15,000	16,023
5.95%, 3/15/2043	22,000	20,318
Staples, Inc.:
2.75%, 1/12/2018	10,000	10,058
4.38%, 1/12/2023 (b)	15,000	15,579
Starbucks Corp.:
0.88%, 12/5/2016	25,000	24,995
2.10%, 2/4/2021	50,000	51,351
3.85%, 10/1/2023	25,000	27,862
Target Corp.:
2.30%, 6/26/2019	20,000	20,549
3.88%, 7/15/2020	25,000	27,233
4.00%, 7/1/2042	10,000	10,892
6.35%, 11/1/2032	10,000	13,567
TJX Cos., Inc.:
2.25%, 9/15/2026	50,000	49,309
6.95%, 4/15/2019	22,000	25,051

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Wal-Mart Stores, Inc.:
4.25%, 4/15/2021	$50,000	$55,933
5.25%, 9/1/2035	15,000	19,838
5.63%, 4/1/2040	10,000	13,517
Walgreen Co. 5.25%, 1/15/2019	2,000	2,153
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/2019	25,000	25,742
3.30%, 11/18/2021	30,000	31,698
3.80%, 11/18/2024	5,000	5,356
4.80%, 11/18/2044	5,000	5,529

		1,289,498

SEMICONDUCTORS — 1.8%
Analog Devices, Inc. 3.90%, 12/15/2025	100,000	106,723
Applied Materials, Inc.:
4.30%, 6/15/2021	25,000	27,755
5.85%, 6/15/2041	34,000	42,374
Intel Corp.:
2.70%, 12/15/2022	50,000	52,111
4.25%, 12/15/2042	10,000	10,895
4.80%, 10/1/2041	10,000	11,689
Lam Research Corp.:
2.75%, 3/15/2020	40,000	41,048
3.80%, 3/15/2025	30,000	30,882
QUALCOMM, Inc. 3.45%, 5/20/2025 (b)	40,000	42,155
Texas Instruments, Inc.:
0.88%, 3/12/2017	50,000	49,989
2.75%, 3/12/2021	25,000	26,323
Xilinx, Inc.:
2.13%, 3/15/2019	20,000	20,215
3.00%, 3/15/2021	20,000	20,811

		482,970

SOFTWARE — 1.2%
Adobe Systems, Inc. 3.25%, 2/1/2025	75,000	78,662
CA, Inc. 5.38%, 12/1/2019	65,000	71,747
Fidelity National Information Services, Inc.:
1.45%, 6/5/2017	35,000	35,012
2.00%, 4/15/2018	4,000	4,021
3.50%, 4/15/2023	6,000	6,281
3.63%, 10/15/2020	10,000	10,590
3.88%, 6/5/2024	30,000	31,990
5.00%, 10/15/2025	4,000	4,562
Fiserv, Inc. 4.63%, 10/1/2020	30,000	32,960
Oracle Corp.:
1.20%, 10/15/2017	15,000	15,045
2.25%, 10/8/2019	10,000	10,251
3.40%, 7/8/2024	10,000	10,658
6.13%, 7/8/2039	7,000	9,281

		321,060

TELECOMMUNICATIONS — 2.6%
America Movil SAB de CV 6.13%, 3/30/2040	10,000	11,994
AT&T, Inc.:
2.30%, 3/11/2019 (b)	10,000	10,173
2.63%, 12/1/2022	30,000	30,298
4.45%, 5/15/2021 (b)	25,000	27,501
4.75%, 5/15/2046	20,000	20,931
5.00%, 3/1/2021	25,000	27,938
6.38%, 3/1/2041	7,000	8,665

British Telecommunications PLC:
1.25%, 2/14/2017	—	—
2.35%, 2/14/2019	55,000	56,011
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.85%, 4/15/2023	30,000	32,059
Cisco Systems, Inc.:
2.13%, 3/1/2019	90,000	91,725
3.15%, 3/14/2017	15,000	15,150
5.90%, 2/15/2039	7,000	9,351
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	11,000	17,074
Motorola Solutions, Inc. 3.75%, 5/15/2022	75,000	76,549
Orange SA:
2.75%, 2/6/2019	10,000	10,281
5.50%, 2/6/2044 (b)	10,000	12,450
Qwest Corp. 6.88%, 9/15/2033	38,000	38,000
Rogers Communications, Inc.:
5.00%, 3/15/2044	15,000	17,372
6.80%, 8/15/2018	25,000	27,383
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	50,000	53,414
Verizon Communications, Inc.:
2.63%, 2/21/2020	10,000	10,279
4.75%, 11/1/2041	30,000	32,190
5.01%, 8/21/2054	15,000	16,441
5.15%, 9/15/2023	10,000	11,622
Vodafone Group PLC 1.50%, 2/19/2018	5,000	4,999

		669,850

TEXTILES — 0.3%
Cintas Corp. No 2:
3.25%, 6/1/2022	50,000	53,211
6.15%, 8/15/2036	12,000	15,070

		68,281

TOBACCO — 0.1%
Reynolds American, Inc. 6.88%, 5/1/2020	25,000	29,276

TOYS/GAMES/HOBBIES — 0.3%
Hasbro, Inc. 6.35%, 3/15/2040	50,000	60,977
Mattel, Inc.:
2.35%, 5/6/2019	5,000	5,072
2.50%, 11/1/2016	6,000	6,006
6.20%, 10/1/2040	3,000	3,532

		75,587

TRANSPORTATION — 1.7%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023 (b)	5,000	5,244
3.40%, 9/1/2024	10,000	10,764
3.85%, 9/1/2023	50,000	55,068
4.38%, 9/1/2042	20,000	22,343
Canadian National Railway Co.:
2.85%, 12/15/2021	15,000	15,748
2.95%, 11/21/2024	25,000	26,431
4.50%, 11/7/2043	25,000	29,484
6.20%, 6/1/2036	7,000	9,618
Canadian Pacific Railway Co.:
4.45%, 3/15/2023	15,000	16,730
5.75%, 3/15/2033	10,000	11,997
CSX Corp.:
3.35%, 11/1/2025 (b)	10,000	10,705

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.70%, 10/30/2020	$15,000	$16,043
4.50%, 8/1/2054	25,000	27,091
FedEx Corp.:
2.63%, 8/1/2022	22,000	22,553
3.90%, 2/1/2035	25,000	25,652
Kansas City Southern:
3.00%, 5/15/2023	10,000	10,170
4.30%, 5/15/2043	25,000	25,867
Norfolk Southern Corp.:
3.25%, 12/1/2021	2,000	2,122
4.80%, 8/15/2043	10,000	11,615
Ryder System, Inc.:
2.50%, 3/1/2017	—	—
Series MTN, 2.35%, 2/26/2019	15,000	15,229
Series MTN, 2.45%, 9/3/2019	30,000	30,457
Union Pacific Corp.:
4.16%, 7/15/2022	15,000	16,674
4.30%, 6/15/2042	7,000	7,841
United Parcel Service, Inc. 4.88%, 11/15/2040	17,000	21,360

		446,806

TRUCKING & LEASING — 0.4%
GATX Corp.:
1.25%, 3/4/2017	10,000	9,993
2.38%, 7/30/2018	7,000	7,071
2.50%, 7/30/2019	30,000	30,306
2.60%, 3/30/2020	25,000	25,267
5.20%, 3/15/2044	20,000	21,415

		94,052

WATER — 0.3%
American Water Capital Corp.:
3.40%, 3/1/2025	35,000	37,644
4.30%, 12/1/2042	10,000	11,416
6.09%, 10/15/2017	10,000	10,454
United Utilities PLC 6.88%, 8/15/2028	15,000	17,484

		76,998

TOTAL CORPORATE BONDS & NOTES
(Cost $25,099,093)		25,945,852

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d)	224,904	224,904
State Street Navigator Securities Lending Prime Portfolio (d) (e)	125,898	125,898

TOTAL SHORT-TERM INVESTMENTS (Cost $350,802)		350,802

TOTAL INVESTMENTS — 100.4%
(Cost $25,449,895)		26,296,654
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(99,506)

NET ASSETS — 100.0%		$26,197,148

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.8% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$305,779	$—	$305,779
Aerospace & Defense	—	442,193	—	442,193
Agriculture	—	301,990	—	301,990
Airlines	—	288,059	—	288,059
Apparel	—	162,270	—	162,270
Auto Manufacturers	—	404,837	—	404,837
Auto Parts & Equipment	—	189,319	—	189,319
Banks	—	2,664,324	—	2,664,324

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Beverages	$—	$381,099	$—	$381,099
Biotechnology	—	178,859	—	178,859
Chemicals	—	922,711	—	922,711
Commercial Services	—	369,444	—	369,444
Construction Materials	—	132,965	—	132,965
Distribution & Wholesale	—	29,392	—	29,392
Diversified Financial Services	—	1,192,427	—	1,192,427
Electric	—	1,886,951	—	1,886,951
Electrical Components & Equipment	—	86,605	—	86,605
Electronics	—	552,294	—	552,294
Engineering & Construction	—	16,195	—	16,195
Environmental Control	—	37,331	—	37,331
Food	—	897,777	—	897,777
Forest Products & Paper	—	166,284	—	166,284
Gas	—	232,429	—	232,429
Hand & Machine Tools	—	96,717	—	96,717
Health Care Products	—	413,573	—	413,573
Health Care Services.	—	506,767	—	506,767
Holding Companies-Divers	—	120,440	—	120,440
Home Furnishings	—	80,848	—	80,848
Household Products	—	127,882	—	127,882
Household Products & Wares.	—	63,591	—	63,591
Housewares	—	21,245	—	21,245
Insurance	—	1,205,628	—	1,205,628
Internet	—	341,253	—	341,253
Investment Company Security	—	150,562	—	150,562
Iron/Steel	—	55,504	—	55,504
IT Services	—	367,374	—	367,374
Leisure Time	—	78,916	—	78,916
Lodging	—	90,706	—	90,706
Machinery, Construction & Mining	—	16,335	—	16,335
Machinery-Diversified	—	188,158	—	188,158
Media	—	791,801	—	791,801
Mining	—	127,643	—	127,643
Miscellaneous Manufacturer	—	419,186	—	419,186
Office & Business Equipment	—	109,892	—	109,892
Oil & Gas	—	489,152	—	489,152
Oil & Gas Services	—	74,154	—	74,154
Packaging & Containers	—	51,398	—	51,398
Pharmaceuticals	—	958,251	—	958,251
Pipelines	—	720,454	—	720,454
Real Estate.	—	381,544	—	381,544
Real Estate Investment Trusts	—	2,500,966	—	2,500,966
Retail	—	1,289,498	—	1,289,498
Semiconductors	—	482,970	—	482,970
Software	—	321,060	—	321,060
Telecommunications	—	669,850	—	669,850
Textiles	—	68,281	—	68,281
Tobacco	—	29,276	—	29,276
Toys/Games/Hobbies	—	75,587	—	75,587
Transportation	—	446,806	—	446,806
Trucking & Leasing	—	94,052	—	94,052
Water.	—	76,998	—	76,998
Short-Term Investments	350,802	—	—	350,802

TOTAL INVESTMENTS	$350,802	$25,945,852	$—	$26,296,654

See accompanying Notes to Schedule of Investments

SPDR Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	45,573	$45,573	1,048,997	869,666	224,904	$224,904	$147	$—
State Street Navigator Securities Lending Prime Portfolio	1,592,590	1,592,590	1,570,968	3,037,660	125,898	125,898	839	—

TOTAL		$1,638,163				$350,802	$986	$—

See accompanying Notes to Schedule of Investments

SPDR Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CONVERTIBLE BONDS & NOTES — 56.5%
AUTO MANUFACTURERS — 1.7%
Tesla Motors, Inc.:
0.25%, 3/1/2019	$24,039,000	$21,575,003
1.25%, 3/1/2021	30,400,000	25,992,000

		47,567,003

BIOTECHNOLOGY — 1.4%
Illumina, Inc.:
Zero Coupon, 6/15/2019	15,345,000	15,949,593
0.50%, 6/15/2021 (a)	10,300,000	11,201,250
Ionis Pharmaceuticals, Inc. 1.00%, 11/15/2021	11,465,000	10,662,450

		37,813,293

CONSTRUCTION MATERIALS — 0.6%
Cemex SAB de CV 3.75%, 3/15/2018	15,688,000	17,551,734

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Blackhawk Network Holdings, Inc. 1.50%, 1/15/2022 (b)	11,500,000	10,953,750

ENERGY-ALTERNATE SOURCES — 0.4%
SolarCity Corp. 1.63%, 11/1/2019 (a)	12,807,000	9,685,934

HEALTH CARE PRODUCTS — 1.1%
NuVasive, Inc. 2.25%, 3/15/2021 (b)	14,332,000	18,112,782
Wright Medical Group, Inc. 2.00%, 2/15/2020	12,578,000	13,395,570

		31,508,352

HEALTH CARE SERVICES — 1.4%
Anthem, Inc. 2.75%, 10/15/2042	11,743,000	20,565,516
Molina Healthcare, Inc. 1.13%, 1/15/2020	12,600,000	19,112,940

		39,678,456

INSURANCE — 0.5%
Old Republic International Corp. 3.75%, 3/15/2018	12,022,000	14,442,029

INTERNET — 12.6%
Ctrip.com International, Ltd.:
1.00%, 7/1/2020	15,725,000	17,022,313
1.25%, 10/15/2018	19,250,000	24,795,925
1.25%, 9/15/2022 (b)	19,000,000	19,095,000
LinkedIn Corp. 0.50%, 11/1/2019	29,850,000	29,542,545
Priceline Group, Inc.:
0.35%, 6/15/2020	22,877,000	29,268,834
0.90%, 9/15/2021 (a)	23,350,000	25,087,240
1.00%, 3/15/2018	21,236,000	33,646,318
SINA Corp. 1.00%, 12/1/2018	17,650,000	17,672,945
Twitter, Inc.:
0.25%, 9/15/2019	20,900,000	20,064,000
1.00%, 9/15/2021	21,800,000	20,574,840
VeriSign, Inc. 4.49%, 8/15/2037	28,223,000	64,348,440

Vipshop Holdings, Ltd. 1.50%, 3/15/2019	14,522,000	15,647,455
Yahoo!, Inc. Zero Coupon, 12/1/2018	31,950,000	32,710,410

		349,476,265

IT SERVICES — 0.4%
Brocade Communications Systems, Inc. 1.38%, 1/1/2020	12,320,000	12,189,408

MEDIA — 4.1%
DISH Network Corp. 3.38%, 8/15/2026 (b)	67,000,000	73,157,300
Liberty Interactive LLC 1.75%, 9/30/2046 (b)	17,500,000	18,473,000
Liberty Media Corp. 1.38%, 10/15/2023	22,277,000	23,279,465

		114,909,765

MINING — 0.5%
Newmont Mining Corp. Series B, 1.63%, 7/15/2017	12,760,000	13,916,056

OIL & GAS — 2.5%
Cheniere Energy, Inc. 4.25%, 3/15/2045	14,150,000	8,985,250
Chesapeake Energy Corp. 5.50%, 9/15/2026 (b) (d)	22,500,000	22,500,000
Cobalt International Energy, Inc.:
2.63%, 12/1/2019 (a)	30,265,000	14,869,194
3.13%, 5/15/2024	26,665,000	10,399,350
Whiting Petroleum Corp. 1.25%, 4/1/2020 (a)	13,300,000	10,989,790

		67,743,584

OIL & GAS SERVICES — 1.1%
Weatherford International, Ltd. 5.88%, 7/1/2021	28,200,000	31,637,580

PHARMACEUTICALS — 2.3%
Herbalife, Ltd. 2.00%, 8/15/2019 (a)	25,358,000	25,073,991
Impax Laboratories, Inc. 2.00%, 6/15/2022	13,750,000	12,049,125
Jazz Investments I, Ltd. 1.88%, 8/15/2021	12,572,000	12,729,150
Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 2/1/2026	10,697,000	12,696,269

		62,548,535

REAL ESTATE INVESTMENT TRUSTS — 1.5%
Extra Space Storage L.P. 3.13%, 10/1/2035 (b)	12,600,000	13,545,000
Starwood Property Trust, Inc. 4.55%, 3/1/2018	13,287,000	14,316,742
VEREIT, Inc. 3.00%, 8/1/2018	13,334,000	13,300,665

		41,162,407

SEMICONDUCTORS — 17.4%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026 (a)	18,000,000	19,519,200
Intel Corp.:
2.95%, 12/15/2035	37,369,000	51,569,220
3.25%, 8/1/2039	43,703,000	79,976,490

Microchip Technology, Inc.:
1.63%, 2/15/2025	38,375,000	49,024,062
2.13%, 12/15/2037	13,067,000	33,582,190
Micron Technology, Inc. Series G, 3.00%, 11/15/2043 (a)	23,700,000	21,123,810

See accompanying Notes to Schedule of Investments

SPDR Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
Novellus Systems, Inc. 2.63%, 5/15/2041	$15,524,000	$43,263,836
NVIDIA Corp. 1.00%, 12/1/2018	33,625,000	114,419,150
NXP Semiconductors NV 1.00%, 12/1/2019	25,600,000	30,369,280
ON Semiconductor Corp. 1.00%, 12/1/2020 (a)	15,275,000	15,533,147
Xilinx, Inc. 2.63%, 6/15/2017	13,726,000	25,813,116

		484,193,501

SOFTWARE — 4.9%
Akamai Technologies, Inc. Zero Coupon, 2/15/2019	15,700,000	15,327,910
Citrix Systems, Inc. 0.50%, 4/15/2019 (a)	32,780,000	37,084,014
Nuance Communications, Inc. 1.00%, 12/15/2035 (b)	15,345,000	13,370,099
Red Hat, Inc. 0.25%, 10/1/2019 (a)	18,080,000	22,894,704
salesforce.com, Inc. 0.25%, 4/1/2018	26,375,000	31,533,950
ServiceNow, Inc. Zero Coupon, 11/1/2018	12,848,000	15,659,142

		135,869,819

TELECOMMUNICATIONS — 1.7%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/2040 (b)	13,473,000	13,962,070
Palo Alto Networks, Inc. Zero Coupon, 7/1/2019	12,550,000	19,068,470
Viavi Solutions, Inc. 0.63%, 8/15/2033	14,000,000	13,948,200

		46,978,740

TOTAL CONVERTIBLE BONDS & NOTES
(Cost $1,433,202,642)		1,610,467,464

	Shares

CONVERTIBLE PREFERRED STOCKS — 43.1%
AUTO MANUFACTURERS — 1.5%
Fiat Chrysler Automobiles NV Series FCAU, 7.88%, 12/15/2016	637,810	40,641,253

AGRICULTURE — 0.5%
Bunge, Ltd. 4.88%, 12/31/2049	149,500	14,218,511

BANKS — 7.2%
Bank of America Corp. Series L, 7.25%, 12/31/2049 (a)	69,108	84,369,811
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	89,131	116,636,826

		201,006,637

ELECTRIC — 6.4%
AES Trust III 6.75%, 10/15/2029 (a)	253,823	12,944,973
Dominion Resources, Inc. 6.38%, 7/1/2017	454,800	22,630,848
Dominion Resources, Inc. Series A, 6.75%, 8/15/2019	630,000	31,437,000
DTE Energy Co. 6.50%, 10/1/2019 (d)	300,000	15,600,000

Exelon Corp. 6.50%, 6/1/2017	516,625	24,147,053
Great Plains Energy, Inc. 7.00%, 9/15/2019 (d)	335,000	17,249,150
NextEra Energy, Inc. 6.12%, 9/1/2019	695,000	34,611,000
NextEra Energy, Inc. 6.37%, 9/1/2018	312,000	18,420,480

		177,040,504

ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Belden, Inc. 6.75%, 7/15/2019	112,500	11,298,375

ENVIRONMENTAL CONTROL — 0.4%
Stericycle, Inc. 5.25%, 9/15/2018	172,000	11,398,440

FOOD — 2.0%
Tyson Foods, Inc. 4.75%, 7/15/2017	671,550	54,973,083

GAS — 0.7%
CenterPoint Energy, Inc. 4.18%, 9/15/2029 (c)	324,921	18,680,683

HEALTH CARE PRODUCTS — 0.5%
Alere, Inc. Series B, 3.00%, 12/31/2049 (a)	42,061	14,129,972

HEALTH CARE SERVICES — 0.9%
Anthem, Inc. 5.25%, 5/1/2018	568,000	24,690,960

INVESTMENT COMPANY SECURITY — 6.9%
Mandatory Exchangeable Trust 5.75%, 6/1/2019 (b)	1,482,500	191,427,812

MINING — 0.7%
Alcoa, Inc. Series 1, 5.38%, 10/1/2017 (a)	551,500	18,028,535

OIL & GAS — 1.9%
Chesapeake Energy Corp. 5.75%, 12/31/2049 (b)	23,900	10,904,638
Hess Corp. 8.00%, 2/1/2019	254,800	16,773,484
Southwestern Energy Co. Series B, 6.25%, 1/15/2018	763,500	24,103,695

		51,781,817

PHARMACEUTICALS — 5.8%
Allergan PLC Series A, 5.50%, 3/1/2018	113,442	93,207,351
Teva Pharmaceutical Industries, Ltd. 7.00%, 12/15/2018	84,500	68,724,627

		161,931,978

PIPELINES — 1.3%
Kinder Morgan, Inc. Series A, 9.75%, 10/26/2018 (a)	732,625	36,682,534

REAL ESTATE INVESTMENT TRUSTS — 3.4%
American Tower Corp. 5.50%, 2/15/2018	312,100	34,203,039
American Tower Corp. Series A, 5.25%, 5/15/2017	127,500	14,138,475
Crown Castle International Corp. Series A, 4.50%, 11/1/2016	219,050	24,757,031
Welltower, Inc. Series I, 6.50%, 12/31/2049	325,938	21,691,174

		94,789,719

TELECOMMUNICATIONS — 2.6%
Frontier Communications Corp. Series A, 11.13%, 6/29/2018	437,125	36,679,159

See accompanying Notes to Schedule of Investments

SPDR Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

T-Mobile US, Inc. 5.50%, 12/15/2017	446,000	$34,819,220

		71,498,379

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,200,504,431)		1,194,219,192

COMMON STOCK — 0.0% (e)
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Southwestern Energy Co. (a) (f) (Cost $77)	6	83

SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (g) (h)	12,919,695	12,919,695
State Street Navigator Securities Lending Prime Portfolio (h) (i)	87,554,321	87,554,321

TOTAL SHORT-TERM INVESTMENTS (Cost $100,474,016)		100,474,016

TOTAL INVESTMENTS — 103.2% (Cost $2,734,181,166)		2,864,519,502
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(87,867,744)

NET ASSETS — 100.0%		$2,776,651,758

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 14.6% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of September 30, 2016. Maturity date shown is the final maturity.
(d)	When-issued security.
(e)	Amount is less than 0.05% of net assets.
(f)	Non-income producing security.
(g)	The rate shown is the annualized seven-day yield at September 30, 2016.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Convertible Bonds & Notes
Auto Manufacturers	$—	$88,208,256	$—	$88,208,256
Biotechnology	—	37,813,293	—	37,813,293
Construction Materials	—	17,551,734	—	17,551,734
Diversified Financial Services	—	10,953,750	—	10,953,750
Energy-Alternate Sources	—	9,685,934	—	9,685,934
Gas	18,680,683	—	—	18,680,683
Health Care Products	—	31,508,352	—	31,508,352
Health Care Services	—	39,678,456	—	39,678,456
Insurance	—	14,442,029	—	14,442,029
Internet	—	349,476,265	—	349,476,265
IT Services	—	12,189,408	—	12,189,408
Media	—	114,909,765	—	114,909,765
Mining	—	13,916,056	—	13,916,056
Oil & Gas	—	67,743,584	—	67,743,584
Oil & Gas Services	—	31,637,580	—	31,637,580
Pharmaceuticals	—	62,548,535	—	62,548,535
Real Estate Investment Trusts	—	41,162,407	—	41,162,407
Semiconductors	—	484,193,501	—	484,193,501
Software	—	135,869,819	—	135,869,819
Telecommunications	—	46,978,740	—	46,978,740
Convertible Preferred Stocks
Agriculture	14,218,511	—	—	14,218,511
Banks	201,006,637	—	—	201,006,637
Electric	177,040,504	—	—	177,040,504

See accompanying Notes to Schedule of Investments

SPDR Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Electrical Components & Equipment	$11,298,375	$—	$—	$11,298,375
Environmental Control	11,398,440	—	—	11,398,440
Food	54,973,083	—	—	54,973,083
Health Care Products	14,129,972	—	—	14,129,972
Health Care Services	24,690,960	—	—	24,690,960
Investment Company Security	191,427,812	—	—	191,427,812
Mining	18,028,535	—	—	18,028,535
Oil & Gas	51,781,817	—	—	51,781,817
Pharmaceuticals	161,931,978	—	—	161,931,978
Pipelines	36,682,534	—	—	36,682,534
Real Estate Investment Trusts	94,789,719	—	—	94,789,719
Telecommunications	71,498,379	—	—	71,498,379
Common Stock
Oil, Gas & Consumable Fuels	83	—	—	83
Short-Term Investments	100,474,016	—	—	100,474,016

TOTAL INVESTMENTS	$1,254,052,038	$1,610,467,464	$—	$2,864,519,502

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	55,766,561	$55,766,561	151,680,922	194,527,788	12,919,695	$12,919,695	$13,929	$—
State Street Navigator Securities Lending Prime Portfolio.	119,014,875	119,014,875	235,928,653	267,389,207	87,554,321	87,554,321	297,740	—

TOTAL		$174,781,436				$100,474,016	$311,669	$—

See accompanying Notes to Schedule of Investments

SPDR Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.1%
Federal Home Loan Mortgage Corp.:
2.50%, 5/1/2028	$931,436	$967,870
2.50%, 6/1/2028	400,175	415,864
2.50%, 10/1/2029	146,450	151,695
2.50%, 1/1/2031	456,041	472,634
2.50%, 5/1/2031	1,400,925	1,451,897
3.00%, 10/1/2026	677,540	712,351
3.00%, 2/1/2029	109,403	114,935
3.00%, 5/1/2029	823,367	865,001
3.00%, 7/1/2029	235,588	247,500
3.00%, 8/1/2029	834,887	877,103
3.00%, 9/1/2029	865,127	908,873
3.00%, 5/1/2035	433,898	456,382
3.00%, 7/1/2035	891,656	937,858
3.00%, 4/1/2036	981,361	1,032,852
3.00%, 2/1/2043	437,519	455,757
3.00%, 3/1/2043	980,062	1,020,916
3.00%, 6/1/2043	198,702	206,985
3.00%, 7/1/2043	394,560	411,008
3.00%, 8/1/2043	198,369	206,638
3.00%, 9/1/2043	205,796	214,375
3.00%, 10/1/2043	1,809,547	1,884,980
3.00%, 1/1/2045	406,693	422,671
3.00%, 6/1/2045	272,621	283,331
3.00%, 7/1/2045	458,603	476,620
3.00%, 8/1/2045	367,621	382,064
3.00%, 4/1/2046	1,159,933	1,206,105
3.00%, 6/1/2046	493,692	513,343
3.00%, 8/1/2046	496,301	516,056
3.00%, 9/1/2046	1,645,273	1,710,764
3.50%, 6/1/2019	156,279	165,211
3.50%, 10/1/2026	428,332	453,334
3.50%, 1/1/2029	116,086	122,790
3.50%, 6/1/2029	198,379	209,832
3.50%, 8/1/2029	123,724	130,868
3.50%, 2/1/2030	74,474	78,681
3.50%, 7/1/2035	432,925	461,393
3.50%, 7/1/2042	156,401	165,520
3.50%, 3/1/2043	376,821	397,967
3.50%, 5/1/2043	1,092,746	1,154,066
3.50%, 11/1/2043	210,138	221,930
3.50%, 6/1/2044	472,645	498,305
3.50%, 8/1/2044	207,106	218,350
3.50%, 10/1/2044	176,587	186,174
3.50%, 11/1/2044	354,926	374,195
3.50%, 12/1/2044	813,203	857,352
3.50%, 1/1/2045	189,866	200,258
3.50%, 2/1/2045	785,309	828,292
3.50%, 7/1/2045	616,404	650,142
3.50%, 10/1/2045	1,029,860	1,086,229
3.50%, 11/1/2045	536,824	566,206
3.50%, 12/1/2045	1,299,084	1,370,188
3.50%, 1/1/2046	1,055,438	1,113,941
3.50%, 3/1/2046	2,040,465	2,153,569
3.50%, 4/1/2046	1,062,147	1,121,023
3.50%, 5/1/2046	1,465,030	1,546,238
4.00%, 5/1/2021	349,419	364,453
4.00%, 6/1/2035	398,764	433,628

4.00%, 10/1/2040	363,440	391,392
4.00%, 12/1/2041	252,930	272,405
4.00%, 4/1/2042	131,511	141,637
4.00%, 6/1/2042	426,511	459,293
4.00%, 5/1/2044	341,721	366,220
4.00%, 7/1/2044	752,807	806,780
4.00%, 10/1/2044	702,715	753,095
4.00%, 12/1/2044	161,082	172,631
4.00%, 4/1/2045	230,163	246,835
4.00%, 10/1/2045	681,395	730,751
4.00%, 12/1/2045	1,163,759	1,248,056
4.00%, 1/1/2046	2,117,731	2,272,683
4.00%, 2/1/2046	1,253,167	1,344,860
4.50%, 2/1/2039	210,409	230,276
4.50%, 7/1/2041	446,346	490,460
4.50%, 9/1/2041	138,650	152,353
4.50%, 10/1/2041	1,020,695	1,122,051
4.50%, 10/1/2043	342,002	374,200
4.50%, 3/1/2044	704,526	770,713
4.50%, 9/1/2044	850,539	930,444
4.50%, 8/1/2045	138,512	151,621
5.00%, 9/1/2031	368,930	408,529
5.00%, 9/1/2038	98,299	108,829
5.00%, 12/1/2038	423,055	468,315
5.00%, 1/1/2039	393,761	435,942
5.00%, 9/1/2039	215,072	238,111
5.00%, 12/1/2041	479,001	531,408
5.50%, 1/1/2028	57,959	64,998
5.50%, 9/1/2035	11,646	13,113
5.50%, 6/1/2036	64,350	72,191
5.50%, 12/1/2036	53,218	59,702
5.50%, 7/1/2037	675,400	757,699
5.50%, 4/1/2038	494,358	554,584
5.50%, 5/1/2038	5,970	6,697
6.00%, 7/1/2040	1,524,983	1,746,892
TBA, 2.50%, 10/1/2031	11,700,000	12,119,555
TBA, 3.00%, 10/1/2046	9,700,000	10,081,180
TBA, 3.50%, 10/1/2046	10,075,000	10,630,306
TBA, 4.00%, 10/1/2046	5,900,000	6,329,824
TBA, 4.50%, 10/1/2046	1,800,000	1,971,000
Federal National Mortgage Association:
12 month USD LIBOR + 1.66%, 2.13%, 4/1/2044 (a)	678,631	705,959
2.50%, 7/1/2028	1,219,681	1,267,227
2.50%, 8/1/2028	677,313	703,717
2.50%, 10/1/2028	249,917	259,659
2.50%, 3/1/2029	1,166,310	1,211,655
2.50%, 2/1/2030	204,454	211,764
2.50%, 5/1/2030	256,881	266,065
2.50%, 7/1/2030	221,412	229,328
2.50%, 2/1/2031	1,237,993	1,282,686
3.00%, 12/1/2026	164,654	173,119
3.00%, 10/1/2028	226,522	238,048
3.00%, 11/1/2028	483,074	507,654
3.00%, 6/1/2029	183,354	192,502
3.00%, 7/1/2029	337,762	354,612
3.00%, 8/1/2029	429,046	450,450
3.00%, 9/1/2029	173,009	181,640
3.00%, 4/1/2030	653,641	686,376

See accompanying Notes to Schedule of Investments

SPDR Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.00%, 6/1/2030	$248,084	$260,509
3.00%, 9/1/2030	185,156	194,429
3.00%, 11/1/2030	866,334	909,721
3.00%, 12/1/2030	223,703	234,907
3.00%, 4/1/2031	479,342	503,501
3.00%, 1/1/2035	377,968	397,311
3.00%, 2/1/2035	538,920	566,800
3.00%, 2/1/2036	461,662	485,907
3.00%, 4/1/2043	1,484,239	1,546,261
3.00%, 5/1/2043	906,625	944,511
3.00%, 6/1/2043	938,061	977,260
3.00%, 7/1/2043	1,324,077	1,379,406
3.00%, 8/1/2043	1,844,352	1,921,424
3.00%, 9/1/2043	332,172	346,052
3.00%, 1/1/2044	237,865	247,804
3.00%, 12/1/2044	571,859	594,105
3.00%, 4/1/2045	947,835	985,169
3.00%, 9/1/2045	371,065	385,681
3.00%, 11/1/2045	2,352,140	2,444,785
3.00%, 12/1/2045	450,168	467,899
3.00%, 5/1/2046	484,646	504,011
3.00%, 7/1/2046	2,123,325	2,208,164
3.00%, 8/1/2046	1,662,840	1,729,280
3.00%, 9/1/2046	1,744,872	1,814,590
3.00%, 10/1/2046	3,500,000	3,640,952
3.50%, 10/1/2025	343,583	362,555
3.50%, 11/1/2025	410,140	432,786
3.50%, 1/1/2026	415,796	438,755
3.50%, 1/1/2027	300,600	317,198
3.50%, 1/1/2029	275,313	290,523
3.50%, 5/1/2029	413,240	436,091
3.50%, 10/1/2029	118,696	125,260
3.50%, 6/1/2034	656,672	699,385
3.50%, 7/1/2034	756,218	805,406
3.50%, 12/1/2040	834,647	883,766
3.50%, 1/1/2041	502,810	532,401
3.50%, 5/1/2042	1,045,258	1,106,356
3.50%, 6/1/2042	849,275	898,917
3.50%, 1/1/2043	252,313	267,062
3.50%, 5/1/2043	597,577	631,017
3.50%, 6/1/2043	1,442,576	1,523,303
3.50%, 1/1/2044	302,165	319,074
3.50%, 9/1/2044	826,016	870,958
3.50%, 10/1/2044	180,403	190,218
3.50%, 1/1/2045	1,544,831	1,628,970
3.50%, 2/1/2045	2,356,946	2,491,937
3.50%, 4/1/2045	398,617	420,497
3.50%, 5/1/2045	250,063	263,789
3.50%, 8/1/2045	677,407	714,589
3.50%, 11/1/2045	1,592,601	1,680,018
3.50%, 12/1/2045	3,373,455	3,558,623
3.50%, 2/1/2046	4,777,696	5,043,534
3.50%, 3/1/2046	1,506,743	1,590,580
3.50%, 4/1/2046	1,109,875	1,171,630
3.50%, 6/1/2046	2,963,140	3,127,208
4.00%, 5/1/2020	5,556	5,735
4.00%, 7/1/2021	82,351	85,835
4.00%, 8/1/2026	162,488	170,619
4.00%, 1/1/2034	654,572	711,898

4.00%, 10/1/2040	606,098	653,822
4.00%, 12/1/2040	461,972	498,348
4.00%, 2/1/2041	663,832	716,102
4.00%, 10/1/2041	189,064	203,853
4.00%, 12/1/2041	617,936	666,275
4.00%, 4/1/2042	818,703	882,497
4.00%, 10/1/2043	558,333	599,071
4.00%, 12/1/2043	335,913	360,423
4.00%, 2/1/2044	618,597	663,652
4.00%, 6/1/2044	250,780	269,045
4.00%, 7/1/2044	853,079	915,211
4.00%, 9/1/2044	176,650	189,516
4.00%, 10/1/2044	235,833	253,009
4.00%, 12/1/2044	688,027	738,138
4.00%, 1/1/2045	122,709	131,728
4.00%, 3/1/2045	223,860	240,313
4.00%, 5/1/2045	883,655	948,602
4.00%, 7/1/2045	334,368	358,944
4.00%, 8/1/2045	1,157,870	1,242,972
4.00%, 9/1/2045	1,514,974	1,626,321
4.00%, 12/1/2045	2,725,017	2,925,300
4.00%, 3/1/2046	437,256	469,822
4.00%, 4/1/2046	1,550,968	1,666,484
4.50%, 9/1/2018	63,682	66,009
4.50%, 4/1/2019	76,761	78,735
4.50%, 11/1/2024	92,621	97,508
4.50%, 4/1/2031	152,974	168,877
4.50%, 5/1/2041	412,992	453,835
4.50%, 9/1/2041	249,142	273,827
4.50%, 1/1/2042	628,588	690,871
4.50%, 9/1/2043	1,050,629	1,153,658
4.50%, 10/1/2043	382,353	418,287
4.50%, 11/1/2043	145,965	159,683
4.50%, 12/1/2043	771,196	843,673
4.50%, 3/1/2044	133,686	146,258
4.50%, 4/1/2044	114,395	125,153
4.50%, 5/1/2044	1,532,894	1,677,024
4.50%, 6/1/2044	1,129,859	1,236,117
4.50%, 10/1/2044	604,758	661,634
5.00%, 1/1/2017	8,961	9,208
5.00%, 2/1/2019	75,240	78,087
5.00%, 3/1/2019	55,433	57,530
5.00%, 7/1/2040	342,568	380,773
5.00%, 9/1/2040	315,341	350,510
5.00%, 12/1/2040	796,791	885,655
5.00%, 2/1/2041	1,364,027	1,516,153
5.00%, 3/1/2042	569,327	632,822
5.00%, 7/1/2044	209,141	232,191
5.00%, 1/1/2045	432,425	480,085
5.50%, 1/1/2035	943,536	1,068,105
5.50%, 4/1/2036	428,460	483,635
5.50%, 11/1/2038	181,733	204,507
5.50%, 12/1/2038	84,142	94,687
5.50%, 12/1/2039	172,599	194,229
5.50%, 7/1/2041	380,970	428,775
6.00%, 1/1/2037	90,828	104,029
6.00%, 9/1/2037	125,169	143,412
6.00%, 9/1/2039	98,330	112,622
6.00%, 6/1/2040	236,896	271,422

See accompanying Notes to Schedule of Investments

SPDR Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

6.00%, 10/1/2040	$295,445	$338,386
TBA, 2.00%, 10/1/2031	2,500,000	2,533,594
TBA, 2.50%, 10/1/2031	11,625,000	12,039,141
TBA, 2.50%, 10/1/2046	2,500,000	2,522,656
TBA, 3.00%, 10/1/2031	2,400,000	2,519,813
TBA, 3.00%, 10/1/2046	8,350,000	8,679,434
TBA, 3.50%, 10/1/2046	9,325,000	9,840,789
TBA, 4.00%, 10/1/2046	8,600,000	9,236,938
TBA, 4.50%, 10/1/2046	2,000,000	2,190,313
TBA, 5.00%, 10/1/2046	2,000,000	2,222,188
TBA, 5.50%, 10/1/2046	500,000	563,516
Government National Mortgage Association:
2.50%, 1/20/2043	157,156	160,310
3.00%, 5/15/2042	231,089	242,926
3.00%, 8/20/2042	656,212	690,392
3.00%, 12/20/2042	653,814	687,869
3.00%, 1/20/2043	2,081,272	2,189,680
3.00%, 3/20/2043	783,795	823,728
3.00%, 4/20/2043	934,462	982,072
3.00%, 8/20/2043	551,744	579,855
3.00%, 12/20/2044	300,008	314,874
3.00%, 2/15/2045	293,214	307,583
3.00%, 3/15/2045	483,257	506,939
3.00%, 3/20/2045	164,907	172,913
3.00%, 4/20/2045	930,359	975,522
3.00%, 6/20/2045	197,391	206,973
3.00%, 7/20/2045	1,023,544	1,073,230
3.00%, 8/20/2045	227,045	238,067
3.00%, 12/20/2045	181,599	190,414
3.00%, 4/20/2046	478,374	501,525
3.00%, 5/20/2046	778,330	815,998
3.00%, 7/20/2046	546,194	572,627
3.00%, 8/20/2046	1,097,309	1,150,413
3.00%, 9/20/2046	3,950,000	4,141,161
3.50%, 2/15/2042	648,254	691,279
3.50%, 4/15/2042	233,794	249,311
3.50%, 6/20/2042	1,230,963	1,314,251
3.50%, 10/20/2042	1,340,275	1,430,959
3.50%, 11/20/2042	158,395	169,112
3.50%, 2/20/2043	905,557	965,735
3.50%, 3/20/2043	498,446	531,995
3.50%, 4/20/2043	394,918	421,638
3.50%, 5/20/2043	492,375	525,096
3.50%, 7/20/2043	1,200,219	1,279,978
3.50%, 9/20/2043	614,894	655,756
3.50%, 1/20/2044	580,195	618,751
3.50%, 3/20/2044	388,449	413,498
3.50%, 4/20/2044	563,714	600,064
3.50%, 5/20/2044	587,234	625,101
3.50%, 7/20/2044	300,072	319,421
3.50%, 8/20/2044	738,203	785,804
3.50%, 10/20/2044	189,660	201,890
3.50%, 12/20/2044	131,359	139,830
3.50%, 2/20/2045	132,707	141,064
3.50%, 3/20/2045	166,344	176,819
3.50%, 4/20/2045	528,362	561,635
3.50%, 5/20/2045	558,485	593,655
3.50%, 6/20/2045	286,063	304,077

3.50%, 7/20/2045	413,899	439,964
3.50%, 9/20/2045	1,041,350	1,106,927
3.50%, 10/20/2045	1,447,553	1,538,710
3.50%, 12/20/2045	176,447	187,558
3.50%, 3/20/2046	2,681,138	2,850,073
3.50%, 4/20/2046	740,066	786,697
3.50%, 5/20/2046	1,285,462	1,366,457
3.50%, 6/20/2046	319,593	339,730
3.50%, 7/20/2046	1,711,990	1,819,860
3.50%, 9/20/2046	2,500,000	2,664,278
4.00%, 2/15/2040	40,391	43,795
4.00%, 4/15/2040	295,218	320,094
4.00%, 11/20/2041	498,099	538,579
4.00%, 2/20/2042	452,859	488,408
4.00%, 5/20/2042	256,828	276,989
4.00%, 8/20/2042	114,621	123,619
4.00%, 8/20/2043	330,244	354,990
4.00%, 3/20/2044	360,886	387,310
4.00%, 6/20/2044	484,075	519,519
4.00%, 7/15/2044	407,131	438,208
4.00%, 7/20/2044	369,673	396,740
4.00%, 8/20/2044	150,051	161,037
4.00%, 12/20/2044	185,613	199,204
4.00%, 1/20/2045	486,043	521,630
4.00%, 2/20/2045	248,939	267,165
4.00%, 5/15/2045	368,073	395,384
4.00%, 6/15/2045	282,427	303,383
4.00%, 8/20/2045	273,681	293,371
4.00%, 9/20/2045	1,052,609	1,128,339
4.00%, 10/20/2045	541,450	580,405
4.00%, 11/20/2045	1,760,845	1,887,530
4.00%, 1/20/2046	341,165	365,711
4.00%, 4/20/2046	1,177,123	1,262,926
4.00%, 5/20/2046	574,928	616,836
4.50%, 6/15/2039	84,802	93,785
4.50%, 4/15/2040	336,919	372,878
4.50%, 6/15/2040	447,971	495,782
4.50%, 9/20/2040	261,094	287,529
4.50%, 3/15/2041	157,054	173,816
4.50%, 6/15/2041	95,838	105,975
4.50%, 7/15/2041	146,163	161,624
4.50%, 7/20/2041	492,378	541,101
4.50%, 10/20/2043	121,710	132,550
4.50%, 12/20/2043	470,101	511,972
4.50%, 1/20/2044	238,154	259,366
4.50%, 4/20/2044	354,564	386,144
4.50%, 5/20/2045	232,418	251,737
4.50%, 10/20/2045	333,765	361,508
4.50%, 6/20/2046	1,307,403	1,416,078
4.50%, 7/20/2046	469,528	508,557
5.00%, 12/15/2038	89,982	100,616
5.00%, 5/15/2039	92,822	104,047
5.00%, 9/20/2042	81,073	89,504
5.00%, 11/20/2042	448,491	494,915
5.00%, 3/20/2043	85,319	94,193
5.00%, 4/20/2043	358,015	395,250
5.00%, 5/20/2043	82,536	91,079
5.00%, 8/20/2043	343,093	380,915
5.00%, 5/20/2044	199,021	219,945

See accompanying Notes to Schedule of Investments

SPDR Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 6/20/2044	$122,474	$135,975
5.00%, 7/20/2044	323,710	357,743
5.50%, 9/15/2035	418,652	476,462
5.50%, 7/15/2038	31,806	35,896
5.50%, 3/15/2039	360,852	409,368
6.00%, 8/15/2040	83,893	95,649
6.00%, 9/15/2040	140,560	160,043
TBA, 3.00%, 10/1/2046	8,325,000	8,721,088
TBA, 3.50%, 10/1/2046	9,475,000	10,064,227
TBA, 4.00%, 10/1/2046	6,300,000	6,751,828
TBA, 4.50%, 10/1/2046	2,400,000	2,607,937
TBA, 5.00%, 10/1/2046	1,800,000	1,959,047

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $343,900,931)		346,996,734

SHORT-TERM INVESTMENT — 10.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $34,928,229)	34,928,229	34,928,229

TOTAL INVESTMENTS — 109.1% (Cost $378,829,160)		381,924,963
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.1)%		(31,953,677)

NET ASSETS — 100.0%		$349,971,286

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2016.
(b)	The rate shown is the annualized seven-day yield at September 30, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$346,996,734	$—	$346,996,734
Short-Term Investment	34,928,229	—	—	34,928,229

TOTAL INVESTMENTS	$34,928,229	$346,996,734	$—	$381,924,963

See accompanying Notes to Schedule of Investments

SPDR Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	37,635,331	$37,635,331	34,155,945	36,863,047	34,928,229	$34,928,229	$37,216	$—

TOTAL		$37,635,331				$34,928,229	$37,216	$—

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 27.3%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc. 3.75%, 2/15/2023	$125,000	$129,979
Omnicom Group, Inc.:
3.60%, 4/15/2026	100,000	105,608
4.45%, 8/15/2020	185,000	201,851
WPP Finance 2010 3.75%, 9/19/2024	150,000	159,594

		597,032

AEROSPACE & DEFENSE — 0.4%
Boeing Co.:
1.65%, 10/30/2020	150,000	149,865
2.20%, 10/30/2022	50,000	50,714
2.50%, 3/1/2025	50,000	51,052
2.60%, 10/30/2025	150,000	154,221
3.30%, 3/1/2035	65,000	65,946
3.50%, 3/1/2045	25,000	25,436
6.13%, 2/15/2033	165,000	222,770
General Dynamics Corp.:
1.00%, 11/15/2017	100,000	100,045
1.88%, 8/15/2023	50,000	49,529
2.13%, 8/15/2026	50,000	49,027
2.25%, 11/15/2022	134,000	136,644
Harris Corp.:
2.70%, 4/27/2020	35,000	35,533
5.05%, 4/27/2045	105,000	119,086
L-3 Communications Corp.:
4.95%, 2/15/2021	151,000	166,069
5.20%, 10/15/2019	135,000	147,690
Lockheed Martin Corp.:
2.50%, 11/23/2020	104,000	107,278
3.35%, 9/15/2021	65,000	69,394
3.55%, 1/15/2026	300,000	323,907
3.60%, 3/1/2035	25,000	25,556
4.07%, 12/15/2042	125,000	133,309
4.25%, 11/15/2019	100,000	108,432
Northrop Grumman Corp.:
3.25%, 8/1/2023	200,000	213,423
3.85%, 4/15/2045	150,000	155,167
4.75%, 6/1/2043	100,000	117,461
5.05%, 11/15/2040	20,000	23,987
Raytheon Co.:
2.50%, 12/15/2022 (a)	147,000	152,420
4.20%, 12/15/2044	20,000	22,924
4.40%, 2/15/2020	10,000	10,976
Rockwell Collins, Inc.:
3.70%, 12/15/2023	100,000	108,570
4.80%, 12/15/2043	100,000	119,652
Spirit AeroSystems, Inc. 3.85%, 6/15/2026	25,000	25,888
Textron, Inc. 4.00%, 3/15/2026	50,000	52,408
United Technologies Corp.:
1.78%, 5/4/2018 (b)	100,000	100,578
4.15%, 5/15/2045	100,000	110,567
4.50%, 4/15/2020	161,000	177,331
4.50%, 6/1/2042	187,000	215,973
5.38%, 12/15/2017	250,000	262,793

5.70%, 4/15/2040	210,000	274,728
6.05%, 6/1/2036	100,000	132,748

		4,569,097

AGRICULTURE — 0.2%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	155,288
2.85%, 8/9/2022	100,000	104,429
2.95%, 5/2/2023	100,000	104,718
4.00%, 1/31/2024	200,000	223,284
4.75%, 5/5/2021	60,000	67,789
5.38%, 1/31/2044	225,000	284,795
9.70%, 11/10/2018	68,000	79,591
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	100,000	99,852
4.54%, 3/26/2042	200,000	232,394
Bunge, Ltd. Finance Corp.:
3.25%, 8/15/2026	20,000	20,071
3.50%, 11/24/2020	75,000	78,343
Philip Morris International, Inc.:
1.38%, 2/25/2019	30,000	30,034
1.88%, 2/25/2021 (a)	183,000	184,683
2.13%, 5/10/2023	75,000	74,788
2.75%, 2/25/2026	50,000	51,277
2.90%, 11/15/2021	300,000	314,672
3.38%, 8/11/2025 (a)	50,000	53,825
4.13%, 3/4/2043	100,000	107,784
4.25%, 11/10/2044	245,000	270,577
4.50%, 3/26/2020	18,000	19,761
5.65%, 5/16/2018	178,000	190,349
Reynolds American, Inc.:
2.30%, 6/12/2018	202,000	204,902
3.25%, 6/12/2020	100,000	105,076

		3,058,282

AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	139,845	151,907
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	91,339	95,449
American Airlines 2015-2 Pass Through Trust, Class A 3.60%, 3/22/2029	97,635	102,516
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	49,877	52,434
American Airlines 2016-2 Pass Through Trust, Class AA Series AA, 3.20%, 12/15/2029	25,000	25,625
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030 (c)	60,000	60,150
Continental Airlines 2012-1 Pass Through Trust, Class A Series A, 4.15%, 10/11/2025	85,234	91,840
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	17,442	18,663

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Delta Air Lines 2010-2 Pass Through Trust, Class A Series 2A, 4.95%, 11/23/2020	$53,316	$56,249
Southwest Airlines Co.:
2.65%, 11/5/2020	200,000	204,649
2.75%, 11/6/2019	50,000	51,497
United Airlines 2013-1 Pass Through Trust, Class A Series A, 4.30%, 2/15/2027	90,216	98,617
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	175,000	184,406
United Airlines 2016-1 Pass Through Trust, Class A Series A, 3.45%, 1/7/2030	30,000	31,050
United Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.10%, 1/7/2030	50,000	51,000
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	79,626	86,952

		1,363,004

APPAREL — 0.0% (d)
NIKE, Inc.:
2.25%, 5/1/2023	50,000	50,839
3.88%, 11/1/2045	50,000	55,366
Under Armour, Inc.
3.25%, 6/15/2026	50,000	50,377

		156,582

AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
Series GMTN, 1.70%, 9/9/2021	150,000	149,199
Series MTN, 1.20%, 7/12/2019	50,000	49,665
Series MTN, 1.55%, 12/11/2017	120,000	120,696
Series MTN, 1.60%, 7/13/2018	50,000	50,281
Series MTN, 1.65%, 7/12/2021	100,000	99,209
Series MTN, 1.70%, 2/22/2019	25,000	25,178
Series MTN, 2.25%, 8/15/2019	250,000	255,418
Daimler Finance North America LLC 8.50%, 1/18/2031	125,000	203,319
Ford Motor Co. 7.45%, 7/16/2031	275,000	366,288
Ford Motor Credit Co. LLC:
1.72%, 12/6/2017	150,000	149,937
2.24%, 6/15/2018	200,000	201,505
2.38%, 1/16/2018	100,000	100,948
2.55%, 10/5/2018	200,000	202,718
3.10%, 5/4/2023	600,000	604,402
3.16%, 8/4/2020	200,000	205,941
3.34%, 3/18/2021	200,000	205,795
3.66%, 9/8/2024	100,000	102,825
4.13%, 8/4/2025 (a)	100,000	105,117
4.38%, 8/6/2023 (a)	200,000	215,017
5.00%, 5/15/2018	100,000	104,994
5.88%, 8/2/2021	250,000	284,978
Series MTN, 2.94%, 1/8/2019	100,000	102,312
General Motors Co.:
4.88%, 10/2/2023	200,000	216,472
6.25%, 10/2/2043	186,000	218,623
6.60%, 4/1/2036	535,000	643,454
6.75%, 4/1/2046	25,000	31,378

General Motors Financial Co., Inc.:
3.10%, 1/15/2019	50,000	50,890
3.15%, 1/15/2020	200,000	203,400
3.20%, 7/13/2020	100,000	101,948
3.20%, 7/6/2021	100,000	100,980
3.70%, 11/24/2020	50,000	51,866
3.70%, 5/9/2023	170,000	172,904
4.00%, 1/15/2025	300,000	302,939
4.20%, 3/1/2021	50,000	52,480
4.30%, 7/13/2025	100,000	103,121
PACCAR Financial Corp. Series MTN, 1.30%, 5/10/2019	220,000	219,851
Toyota Motor Credit Corp.:
1.90%, 4/8/2021	100,000	100,547
Series GMTN, 1.55%, 7/13/2018	50,000	50,255
Series GMTN, 2.80%, 7/13/2022	50,000	52,136
Series MTN, 1.20%, 4/6/2018	100,000	99,986
Series MTN, 1.25%, 10/5/2017	250,000	250,478
Series MTN, 1.38%, 1/10/2018	150,000	150,635
Series MTN, 2.15%, 3/12/2020	300,000	305,578
Series MTN, 2.63%, 1/10/2023	100,000	103,207
Series MTN, 2.75%, 5/17/2021	100,000	104,138
Series MTN, 3.30%, 1/12/2022	201,000	214,931

		7,807,939

AUTO PARTS & EQUIPMENT — 0.1%
Delphi Automotive PLC:
3.15%, 11/19/2020	50,000	51,745
4.25%, 1/15/2026	50,000	54,680
4.40%, 10/1/2046 (a)	100,000	102,803
Delphi Corp. 4.15%, 3/15/2024	40,000	43,077
Johnson Controls, Inc.:
4.25%, 3/1/2021	60,000	64,511
6.00%, 1/15/2036	200,000	247,780
Magna International, Inc.
3.63%, 6/15/2024	100,000	104,782

		669,378

BANKS — 5.6%
Australia & New Zealand Banking Group, Ltd.:
Series MTN, 1.45%, 5/15/2018	250,000	250,081
Series MTN, 2.00%, 11/16/2018 (a)	250,000	252,344
Bancolombia SA 5.95%, 6/3/2021	100,000	110,250
Bank of America Corp.:
2.00%, 1/11/2018	100,000	100,453
2.63%, 4/19/2021	250,000	253,994
3.50%, 4/19/2026	350,000	364,525
4.10%, 7/24/2023	200,000	216,318
5.49%, 3/15/2019	200,000	214,766
5.75%, 12/1/2017	190,000	199,165
5.88%, 1/5/2021	370,000	423,489
6.22%, 9/15/2026	100,000	118,471
Series GMTN, 3.30%, 1/11/2023	350,000	362,311
Series GMTN, 4.45%, 3/3/2026	55,000	59,084
Series L, 2.25%, 4/21/2020	150,000	151,159
Series L, 2.60%, 1/15/2019	454,000	462,858
Series L, 3.95%, 4/21/2025	150,000	154,873
Series L, 4.75%, 4/21/2045	40,000	43,063

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 3.88%, 8/1/2025	$350,000	$372,287
Series MTN, 4.00%, 1/22/2025	325,000	336,450
Series MTN, 4.20%, 8/26/2024	250,000	263,984
Series MTN, 4.25%, 10/22/2026	107,000	112,575
Series MTN, 4.88%, 4/1/2044	100,000	116,496
Series MTN, 5.65%, 5/1/2018	250,000	265,158
Series MTN, 5.88%, 2/7/2042	29,000	37,542
Series MTN, 6.88%, 4/25/2018	875,000	943,996
Bank of America NA:
1.75%, 6/5/2018	250,000	251,322
2.05%, 12/7/2018	250,000	252,728
Bank of Montreal:
1.40%, 4/10/2018	100,000	100,001
Series MTN, 1.35%, 8/28/2018	100,000	99,794
Series MTN, 1.45%, 4/9/2018	125,000	125,125
Series MTN, 1.50%, 7/18/2019	185,000	184,513
Series MTN, 1.90%, 8/27/2021	100,000	99,518
Bank of New York Mellon Corp.:
2.05%, 5/3/2021	100,000	100,673
2.80%, 5/4/2026 (a)	50,000	51,130
3.55%, 9/23/2021	125,000	134,334
Series G, 2.15%, 2/24/2020	100,000	101,692
Series G, 2.20%, 5/15/2019	100,000	101,771
Series MTN, 2.10%, 1/15/2019	50,000	50,707
Series MTN, 2.20%, 8/16/2023	50,000	49,739
Series MTN, 2.30%, 9/11/2019	150,000	153,237
Series MTN, 2.45%, 11/27/2020	100,000	102,527
Series MTN, 2.45%, 8/17/2026	100,000	98,898
Series MTN, 2.50%, 4/15/2021	60,000	61,548
Series MTN, 2.60%, 8/17/2020	100,000	103,206
Series MTN, 3.25%, 9/11/2024	320,000	338,042
Series MTN, 3.95%, 11/18/2025	50,000	55,594
Bank of Nova Scotia:
1.38%, 12/18/2017	80,000	80,058
1.45%, 4/25/2018 (a)	100,000	100,062
1.65%, 6/14/2019	350,000	350,123
1.85%, 4/14/2020	211,000	213,146
2.05%, 10/30/2018	200,000	202,246
2.05%, 6/5/2019	250,000	252,893
2.45%, 3/22/2021 (a)	100,000	102,507
2.80%, 7/21/2021	150,000	156,076
Barclays PLC:
2.75%, 11/8/2019	300,000	301,272
3.25%, 1/12/2021	400,000	405,209
3.65%, 3/16/2025	184,000	181,272
5.20%, 5/12/2026	200,000	205,985
5.25%, 8/17/2045	200,000	222,968
BB&T Corp.:
Series MTN, 2.05%, 6/19/2018	350,000	353,864
Series MTN, 2.63%, 6/29/2020	80,000	82,634
BNP Paribas SA:
5.00%, 1/15/2021	200,000	223,721
Series MTN, 2.70%, 8/20/2018	100,000	101,998
Series MTN, 3.25%, 3/3/2023	100,000	104,381
BPCE SA:
2.65%, 2/3/2021	250,000	257,734
4.00%, 4/15/2024	250,000	273,695
Branch Banking & Trust Co.:
3.63%, 9/16/2025	200,000	213,262
3.80%, 10/30/2026	250,000	271,056

Canadian Imperial Bank of Commerce 1.60%, 9/6/2019	150,000	150,101
Capital One Financial Corp.:
2.45%, 4/24/2019	25,000	25,468
3.20%, 2/5/2025 (a)	100,000	101,255
4.20%, 10/29/2025	100,000	103,587
Capital One NA/Mclean:
1.65%, 2/5/2018	300,000	300,524
2.40%, 9/5/2019	250,000	253,958
Citigroup, Inc.:
1.70%, 4/27/2018	100,000	100,093
1.75%, 5/1/2018	400,000	400,562
1.80%, 2/5/2018	900,000	902,265
1.85%, 11/24/2017	50,000	50,164
2.05%, 12/7/2018	500,000	503,629
2.05%, 6/7/2019 (a)	100,000	100,687
2.15%, 7/30/2018	70,000	70,603
2.35%, 8/2/2021	200,000	200,695
2.40%, 2/18/2020	200,000	202,512
2.50%, 7/29/2019	200,000	203,861
2.55%, 4/8/2019	125,000	127,496
2.65%, 10/26/2020	100,000	102,042
2.70%, 3/30/2021	50,000	51,036
3.38%, 3/1/2023	100,000	104,209
3.40%, 5/1/2026	200,000	206,332
3.70%, 1/12/2026	200,000	209,987
3.75%, 6/16/2024 (a)	150,000	159,205
4.13%, 7/25/2028	80,000	81,483
4.40%, 6/10/2025	200,000	210,971
4.45%, 9/29/2027	100,000	104,452
4.65%, 7/30/2045	120,000	135,660
4.75%, 5/18/2046	50,000	52,347
5.88%, 1/30/2042	150,000	190,794
6.00%, 10/31/2033	100,000	116,660
6.13%, 8/25/2036	200,000	237,071
6.63%, 6/15/2032	100,000	123,320
8.13%, 7/15/2039	175,000	273,956
Citizens Bank NA/Providence:
2.55%, 5/13/2021	250,000	254,151
Series MTN, 2.45%, 12/4/2019	100,000	101,504
Citizens Financial Group, Inc. 4.30%, 12/3/2025	50,000	51,878
Comerica, Inc. 2.13%, 5/23/2019	100,000	100,494
Commonwealth Bank of Australia 2.50%, 9/20/2018 (a)	425,000	433,221
Cooperatieve Rabobank UA:
1.38%, 8/9/2019	250,000	248,391
1.70%, 3/19/2018	50,000	50,261
2.25%, 1/14/2019	300,000	304,856
3.75%, 7/21/2026	250,000	250,869
3.88%, 2/8/2022	208,000	226,889
4.50%, 1/11/2021	100,000	110,660
4.63%, 12/1/2023	200,000	216,028
Series MTN, 5.25%, 5/24/2041	250,000	313,107
Credit Suisse AG:
5.30%, 8/13/2019	150,000	163,736
5.40%, 1/14/2020	142,000	153,538
Series GMTN, 2.30%, 5/28/2019	250,000	252,471
Series MTN, 3.63%, 9/9/2024	350,000	365,172
Series MTN, 4.38%, 8/5/2020	10,000	10,762

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/2020	$250,000	$252,559
3.45%, 4/16/2021 (e)	250,000	254,811
4.88%, 5/15/2045	505,000	539,300
Deutsche Bank AG:
1.88%, 2/13/2018	50,000	48,497
2.50%, 2/13/2019	250,000	242,010
2.95%, 8/20/2020	100,000	95,928
3.13%, 1/13/2021	100,000	96,227
Series 1254, 4.10%, 1/13/2026	200,000	196,100
Discover Bank/Greenwood:
3.10%, 6/4/2020	50,000	51,382
3.45%, 7/27/2026	50,000	49,972
4.20%, 8/8/2023	125,000	133,770
Fifth Third Bancorp:
2.88%, 7/27/2020	150,000	155,565
4.30%, 1/16/2024	100,000	106,983
8.25%, 3/1/2038	100,000	147,906
Fifth Third Bank Series MTN, 2.15%, 8/20/2018	350,000	354,285
Goldman Sachs Capital I 6.35%, 2/15/2034	430,000	522,984
Goldman Sachs Group, Inc.:
2.00%, 4/25/2019	15,000	15,110
2.35%, 11/15/2021	90,000	89,854
2.55%, 10/23/2019	200,000	204,108
2.60%, 4/23/2020 (a)	406,000	413,687
2.63%, 1/31/2019	200,000	204,224
2.63%, 4/25/2021	30,000	30,409
2.75%, 9/15/2020	50,000	51,159
2.88%, 2/25/2021	150,000	153,939
2.90%, 7/19/2018	345,000	352,863
3.50%, 1/23/2025	50,000	51,392
3.63%, 1/22/2023	305,000	321,311
3.75%, 5/22/2025	100,000	104,568
3.75%, 2/25/2026	85,000	89,533
4.75%, 10/21/2045	50,000	56,233
5.15%, 5/22/2045	55,000	60,040
5.25%, 7/27/2021	43,000	48,561
5.75%, 1/24/2022	200,000	231,896
5.95%, 1/15/2027	433,000	507,332
6.15%, 4/1/2018	499,000	531,908
6.75%, 10/1/2037	725,000	918,325
Series GLOB, 2.38%, 1/22/2018	50,000	50,526
Series GMTN, 7.50%, 2/15/2019	315,000	355,903
Series MTN, 4.80%, 7/8/2044	400,000	446,917
HSBC Holdings PLC:
2.65%, 1/5/2022 (c)	200,000	199,759
2.95%, 5/25/2021	300,000	304,652
3.40%, 3/8/2021	200,000	206,886
3.60%, 5/25/2023	200,000	206,907
3.90%, 5/25/2026	200,000	206,880
4.00%, 3/30/2022	500,000	530,808
4.30%, 3/8/2026	200,000	214,307
5.10%, 4/5/2021	285,000	314,971
5.25%, 3/14/2044	100,000	112,048
6.10%, 1/14/2042	35,000	46,741
6.50%, 5/2/2036	150,000	190,310

6.50%, 9/15/2037	150,000	193,251
6.80%, 6/1/2038	100,000	133,589
HSBC USA, Inc.:
1.63%, 1/16/2018	150,000	150,029
1.70%, 3/5/2018	100,000	99,986
2.00%, 8/7/2018	300,000	301,251
2.25%, 6/23/2019	120,000	121,153
2.35%, 3/5/2020	150,000	151,216
Huntington Bancshares, Inc. 3.15%, 3/14/2021	250,000	259,807
Huntington National Bank 2.88%, 8/20/2020	150,000	154,319
Industrial & Commercial Bank of China, Ltd. Series MTN, 2.16%, 11/13/2018	250,000	250,974
International Finance Corp. 1.75%, 9/16/2019	650,000	662,150
Intesa Sanpaolo SpA 3.88%, 1/16/2018	200,000	204,214
Itau CorpBanca 3.13%, 1/15/2018	200,000	202,300
JPMorgan Chase & Co.:
1.80%, 1/25/2018	100,000	100,572
1.85%, 3/22/2019	200,000	201,046
2.20%, 10/22/2019	150,000	152,107
2.25%, 1/23/2020	200,000	202,473
2.35%, 1/28/2019 (a)	150,000	152,534
2.40%, 6/7/2021 (a)	200,000	202,235
2.55%, 10/29/2020	543,000	553,081
2.55%, 3/1/2021	250,000	254,497
2.70%, 5/18/2023	200,000	202,226
2.95%, 10/1/2026	100,000	100,366
3.13%, 1/23/2025	250,000	254,794
3.20%, 6/15/2026	100,000	102,074
3.25%, 9/23/2022	173,000	180,227
3.30%, 4/1/2026	200,000	206,013
3.88%, 2/1/2024	400,000	430,877
3.88%, 9/10/2024	405,000	425,282
3.90%, 7/15/2025	100,000	107,461
4.13%, 12/15/2026	161,000	170,889
4.25%, 10/15/2020	675,000	731,091
4.25%, 10/1/2027	85,000	91,367
4.35%, 8/15/2021	50,000	54,835
4.50%, 1/24/2022	200,000	221,215
4.85%, 2/1/2044 (a)	100,000	120,981
4.95%, 3/25/2020	34,000	37,354
4.95%, 6/1/2045	225,000	252,856
5.63%, 8/16/2043 (a)	100,000	119,859
6.00%, 1/15/2018	250,000	264,601
6.30%, 4/23/2019	107,000	119,065
6.40%, 5/15/2038	505,000	694,397
Series H, 1.70%, 3/1/2018	150,000	150,574
JPMorgan Chase Bank NA:
1.65%, 9/23/2019	250,000	250,533
6.00%, 10/1/2017	55,000	57,470
KeyBank NA:
1.65%, 2/1/2018	450,000	451,719
6.95%, 2/1/2028	130,000	168,717
KeyCorp. Series MTN, 2.30%, 12/13/2018	200,000	202,862

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

KFW:
0.88%, 12/15/2017	$220,000	$220,003
1.88%, 4/1/2019	50,000	51,006
2.00%, 5/2/2025	800,000	815,551
2.13%, 1/17/2023	200,000	206,597
2.63%, 1/25/2022 (a)	300,000	317,910
4.50%, 7/16/2018	215,000	228,466
Landwirtschaftliche Rentenbank 1.00%, 4/4/2018	400,000	400,630
Lloyds Bank PLC:
1.75%, 5/14/2018	200,000	200,160
2.05%, 1/22/2019	200,000	200,734
2.40%, 3/17/2020	100,000	101,487
3.50%, 5/14/2025	200,000	211,328
Lloyds Banking Group PLC 5.30%, 12/1/2045 (a) (e)	200,000	213,546
Manufacturers & Traders Trust Co. 2.25%, 7/25/2019	300,000	304,417
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	200,000	199,129
2.95%, 3/1/2021	200,000	205,738
3.85%, 3/1/2026 (a)	200,000	216,982
Mizuho Financial Group, Inc. 2.27%, 9/13/2021	200,000	199,530
Morgan Stanley:
1.88%, 1/5/2018	150,000	150,681
2.50%, 4/21/2021	255,000	257,596
2.65%, 1/27/2020	150,000	153,294
2.80%, 6/16/2020	130,000	133,352
3.75%, 2/25/2023	200,000	212,180
3.95%, 4/23/2027	600,000	622,747
4.30%, 1/27/2045	75,000	80,212
4.88%, 11/1/2022	123,000	135,064
5.75%, 1/25/2021	600,000	684,752
6.38%, 7/24/2042	150,000	202,481
7.25%, 4/1/2032	148,000	202,903
Series F, 3.88%, 4/29/2024	100,000	106,540
Series GMTN, 2.38%, 7/23/2019	427,000	434,445
Series GMTN, 3.70%, 10/23/2024	250,000	262,318
Series GMTN, 3.88%, 1/27/2026	135,000	143,220
Series GMTN, 4.35%, 9/8/2026	100,000	106,157
Series GMTN, 5.50%, 7/28/2021	50,000	57,037
Series GMTN, 6.63%, 4/1/2018	440,000	472,100
Series GMTN, 7.30%, 5/13/2019	100,000	113,838
Series MTN, 2.20%, 12/7/2018	100,000	101,132
Series MTN, 3.13%, 7/27/2026	165,000	166,222
Series MTN, 4.10%, 5/22/2023	250,000	263,559
Series MTN, 5.63%, 9/23/2019	150,000	165,842
Series MTN, 5.95%, 12/28/2017	200,000	210,751
National Australia Bank, Ltd.:
2.50%, 7/12/2026 (a)	250,000	246,636
Series GMTN, 2.63%, 1/14/2021	250,000	257,075
National Bank of Canada 2.10%, 12/14/2018	200,000	202,330
Northern Trust Corp. 2.38%, 8/2/2022	147,000	149,830
Oesterreichische Kontrollbank AG 1.13%, 5/29/2018	216,000	216,497

PNC Bank NA:
1.45%, 7/29/2019 (a)	250,000	249,679
1.80%, 11/5/2018	200,000	201,506
1.85%, 7/20/2018	100,000	100,814
2.15%, 4/29/2021	100,000	101,015
2.40%, 10/18/2019	100,000	102,259
2.45%, 11/5/2020	450,000	460,689
2.70%, 11/1/2022	150,000	151,132
2.95%, 2/23/2025	100,000	102,927
3.30%, 10/30/2024	200,000	211,727
PNC Financial Services Group, Inc.:
4.38%, 8/11/2020	30,000	32,759
5.13%, 2/8/2020	150,000	166,343
Regions Financial Corp. 3.20%, 2/8/2021	50,000	51,978
Royal Bank of Canada:
1.50%, 7/29/2019	150,000	149,766
1.88%, 2/5/2020	58,000	58,650
2.00%, 10/1/2018	138,000	140,081
2.00%, 12/10/2018	250,000	252,902
2.20%, 9/23/2019	100,000	102,101
2.30%, 3/22/2021	400,000	410,093
Series GMTN, 1.40%, 10/13/2017	45,000	45,065
Series GMTN, 1.50%, 6/7/2018	100,000	100,039
Series GMTN, 1.63%, 4/15/2019	50,000	50,135
Series GMTN, 1.80%, 7/30/2018	50,000	50,351
Series GMTN, 2.15%, 3/6/2020	200,000	203,231
Series MTN, 2.35%, 10/30/2020 (a)	225,000	230,173
Royal Bank of Scotland Group PLC 4.80%, 4/5/2026	200,000	204,959
Santander Holdings USA, Inc.:
2.70%, 5/24/2019	100,000	101,173
3.45%, 8/27/2018	150,000	153,576
4.50%, 7/17/2025	100,000	103,757
Santander UK PLC:
2.35%, 9/10/2019	100,000	100,862
3.05%, 8/23/2018	100,000	102,205
4.00%, 3/13/2024	125,000	135,662
Series GMTN, 2.00%, 8/24/2018	33,000	33,086
Skandinaviska Enskilda Banken AB 1.50%, 9/13/2019	250,000	249,093
Societe Generale SA 2.75%, 10/12/2017	200,000	202,322
Sumitomo Mitsui Banking Corp.:
2.45%, 1/16/2020	350,000	355,846
3.95%, 7/19/2023	250,000	273,401
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	100,000	99,072
2.63%, 7/14/2026	150,000	147,512
2.93%, 3/9/2021	150,000	154,288
3.78%, 3/9/2026	150,000	162,206
SunTrust Banks, Inc.:
2.75%, 5/1/2023	200,000	202,299
2.90%, 3/3/2021	50,000	51,833
7.25%, 3/15/2018	60,000	64,623
Svenska Handelsbanken AB:
1.88%, 9/7/2021	250,000	248,614

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.50%, 1/25/2019	$150,000	$153,345
Series MTN, 2.25%, 6/17/2019	175,000	178,115
Toronto-Dominion Bank:
1.45%, 8/13/2019 (a)	50,000	49,851
1.80%, 7/13/2021	50,000	49,787
2.13%, 7/2/2019	100,000	101,553
Series GMTN, 1.45%, 9/6/2018	100,000	100,001
Series MTN, 1.40%, 4/30/2018	100,000	100,032
Series MTN, 1.95%, 1/22/2019 (a)	300,000	303,552
Series MTN, 2.13%, 4/7/2021 (a)	100,000	101,085
Series MTN, 2.25%, 11/5/2019	100,000	101,935
Series MTN, 2.63%, 9/10/2018	200,000	204,484
UBS AG:
5.88%, 12/20/2017	100,000	105,253
Series GMTN, 1.80%, 3/26/2018	200,000	200,411
Series GMTN, 2.38%, 8/14/2019	150,000	152,711
US Bancorp:
Series MTN, 1.95%, 11/15/2018	200,000	202,569
Series MTN, 2.20%, 4/25/2019	100,000	101,955
Series MTN, 2.35%, 1/29/2021	150,000	153,892
Series MTN, 2.95%, 7/15/2022	54,000	56,032
Series MTN, 3.70%, 1/30/2024	300,000	327,732
Series MTN, 4.13%, 5/24/2021	100,000	109,936
Series V, 2.38%, 7/22/2026	200,000	196,858
Wachovia Corp. Series MTN, 5.75%, 2/1/2018	125,000	132,053
Wells Fargo & Co.:
2.10%, 7/26/2021	150,000	149,497
2.13%, 4/22/2019	300,000	303,732
2.15%, 1/15/2019	308,000	311,954
2.50%, 3/4/2021	150,000	152,245
3.00%, 4/22/2026	550,000	555,616
4.13%, 8/15/2023	100,000	106,764
4.48%, 1/16/2024	200,000	218,196
5.38%, 11/2/2043	30,000	34,536
5.61%, 1/15/2044	258,000	306,553
5.63%, 12/11/2017	81,000	85,058
Series GMTN, 1.50%, 1/16/2018	150,000	150,172
Series GMTN, 2.60%, 7/22/2020	372,000	380,368
Series GMTN, 4.30%, 7/22/2027	135,000	145,693
Series GMTN, 4.90%, 11/17/2045	135,000	146,892
Series M, 3.45%, 2/13/2023	100,000	103,016
Series MTN, 2.55%, 12/7/2020	150,000	152,848
Series MTN, 3.00%, 2/19/2025	50,000	50,641
Series MTN, 3.50%, 3/8/2022	228,000	241,623
Series N, 2.15%, 1/30/2020	623,000	628,129
Wells Fargo Bank NA:
1.65%, 1/22/2018	250,000	250,775
5.85%, 2/1/2037	200,000	250,098
Wells Fargo Capital 5.95%, 12/1/2086	125,000	137,187
Westpac Banking Corp.:
1.50%, 12/1/2017	100,000	100,162
1.65%, 5/13/2019	50,000	50,030
1.95%, 11/23/2018	100,000	100,841
2.10%, 5/13/2021	50,000	50,233
2.25%, 1/17/2019	250,000	253,891
2.60%, 11/23/2020	300,000	307,803
2.70%, 8/19/2026	150,000	148,750

2.85%, 5/13/2026	50,000	50,601
4.88%, 11/19/2019	292,000	318,984

		72,269,600

BEVERAGES — 0.8%
Anheuser-Busch Cos. LLC 6.00%, 11/1/2041	100,000	132,005
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/1/2019	430,000	434,061
2.65%, 2/1/2021	225,000	232,012
3.30%, 2/1/2023	465,000	490,430
3.65%, 2/1/2026	600,000	642,796
3.70%, 2/1/2024 (a)	100,000	108,363
4.70%, 2/1/2036	500,000	575,282
4.90%, 2/1/2046	540,000	645,346
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	202,000	205,567
3.75%, 7/15/2042	100,000	101,279
5.38%, 1/15/2020	635,000	707,303
6.38%, 1/15/2040	250,000	338,818
7.75%, 1/15/2019	350,000	397,781
8.20%, 1/15/2039	100,000	160,278
Brown-Forman Corp. 4.50%, 7/15/2045	40,000	45,714
Coca-Cola Co.:
1.15%, 4/1/2018	200,000	200,120
1.38%, 5/30/2019	50,000	50,102
1.55%, 9/1/2021	150,000	149,199
1.65%, 11/1/2018	300,000	304,262
2.55%, 6/1/2026	50,000	51,134
2.88%, 10/27/2025	200,000	210,088
3.15%, 11/15/2020	94,000	99,814
3.20%, 11/1/2023	200,000	214,859
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	150,000	152,259
Diageo Capital PLC:
2.63%, 4/29/2023 (a)	200,000	205,990
3.88%, 4/29/2043	100,000	105,978
5.75%, 10/23/2017	250,000	261,930
Dr Pepper Snapple Group, Inc.:
2.55%, 9/15/2026	50,000	49,839
3.20%, 11/15/2021	150,000	158,364
Molson Coors Brewing Co.:
1.45%, 7/15/2019	55,000	54,811
2.10%, 7/15/2021	65,000	65,018
3.00%, 7/15/2026	70,000	70,539
4.20%, 7/15/2046	60,000	62,665
5.00%, 5/1/2042	50,000	57,762
Pepsi Bottling Group, Inc. Series B, 7.00%, 3/1/2029	100,000	145,000
PepsiCo, Inc.:
1.25%, 4/30/2018	35,000	35,060
1.85%, 4/30/2020	100,000	101,211
2.75%, 3/5/2022	157,000	164,900
2.75%, 4/30/2025	100,000	104,345
3.10%, 7/17/2022	50,000	53,289
3.50%, 7/17/2025	601,000	662,199
3.60%, 3/1/2024	100,000	109,954

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.60%, 8/13/2042	$170,000	$175,737
4.25%, 10/22/2044	75,000	85,143
4.45%, 4/14/2046	50,000	59,098
4.50%, 1/15/2020	100,000	109,714
4.60%, 7/17/2045	35,000	41,859
5.00%, 6/1/2018	60,000	63,761
7.90%, 11/1/2018	100,000	113,366

		9,766,404

BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.85%, 8/19/2021	50,000	49,714
2.13%, 5/1/2020	100,000	101,290
2.20%, 5/22/2019	76,000	77,395
2.25%, 8/19/2023	100,000	99,478
2.60%, 8/19/2026	100,000	98,649
3.13%, 5/1/2025	100,000	103,707
3.63%, 5/22/2024	50,000	53,576
3.88%, 11/15/2021	100,000	108,212
4.10%, 6/15/2021	100,000	108,939
4.40%, 5/1/2045	100,000	104,929
4.50%, 3/15/2020	50,000	54,602
4.56%, 6/15/2048 (e)	100,000	106,228
4.66%, 6/15/2051 (e)	100,000	106,418
5.15%, 11/15/2041	399,000	454,628
5.65%, 6/15/2042	100,000	122,361
5.70%, 2/1/2019	100,000	109,408
5.75%, 3/15/2040	55,000	67,147
Biogen, Inc.:
2.90%, 9/15/2020	150,000	155,902
3.63%, 9/15/2022	55,000	58,739
4.05%, 9/15/2025	155,000	168,295
5.20%, 9/15/2045	65,000	76,303
Celgene Corp.:
2.30%, 8/15/2018	100,000	101,360
2.88%, 8/15/2020	100,000	103,457
3.25%, 8/15/2022	221,000	230,077
3.63%, 5/15/2024	166,000	174,648
3.88%, 8/15/2025 (a)	300,000	320,828
5.00%, 8/15/2045	5,000	5,594
Gilead Sciences, Inc.:
1.85%, 9/4/2018	340,000	343,157
1.95%, 3/1/2022	45,000	45,152
2.35%, 2/1/2020	242,000	247,522
2.55%, 9/1/2020	100,000	103,040
2.95%, 3/1/2027	150,000	151,890
3.25%, 9/1/2022	40,000	42,494
3.50%, 2/1/2025	50,000	53,048
3.65%, 3/1/2026 (a)	100,000	107,443
3.70%, 4/1/2024	200,000	215,459
4.15%, 3/1/2047	115,000	117,739
4.50%, 4/1/2021	200,000	221,197
4.50%, 2/1/2045	40,000	42,899
4.60%, 9/1/2035	45,000	49,531
4.75%, 3/1/2046	50,000	55,814
4.80%, 4/1/2044	100,000	112,024

		5,230,293

CHEMICALS — 0.4%
Agrium, Inc.:
3.15%, 10/1/2022	175,000	181,123
4.13%, 3/15/2035	55,000	54,039
6.13%, 1/15/2041	20,000	24,439
Air Products & Chemicals, Inc. 3.35%, 7/31/2024	100,000	107,722
Airgas, Inc. 3.05%, 8/1/2020	100,000	105,095
Cabot Corp. 3.70%, 7/15/2022	200,000	210,170
Celanese US Holdings LLC:
4.63%, 11/15/2022	40,000	43,604
5.88%, 6/15/2021	40,000	45,827
CF Industries, Inc.:
3.45%, 6/1/2023 (a)	25,000	24,915
5.15%, 3/15/2034	15,000	14,944
7.13%, 5/1/2020 (a)	200,000	230,298
Dow Chemical Co.:
4.25%, 11/15/2020	50,000	54,185
4.25%, 10/1/2034	200,000	205,421
5.25%, 11/15/2041	250,000	280,425
8.55%, 5/15/2019	330,000	387,012
Eastman Chemical Co.:
3.60%, 8/15/2022	245,000	259,405
4.65%, 10/15/2044	120,000	121,444
Ecolab, Inc.:
4.35%, 12/8/2021	345,000	387,213
5.50%, 12/8/2041	76,000	94,646
EI du Pont de Nemours & Co.:
2.80%, 2/15/2023	200,000	203,429
5.75%, 3/15/2019	250,000	275,479
LYB International Finance B.V. 4.00%, 7/15/2023	250,000	270,401
LyondellBasell Industries NV:
4.63%, 2/26/2055	150,000	148,468
6.00%, 11/15/2021	100,000	116,763
Methanex Corp. 5.65%, 12/1/2044	100,000	85,842
Monsanto Co.:
2.20%, 7/15/2022 (a)	100,000	98,959
3.95%, 4/15/2045	120,000	116,739
4.20%, 7/15/2034	70,000	70,575
4.40%, 7/15/2044	100,000	103,017
Mosaic Co. 4.25%, 11/15/2023 (a)	75,000	79,553
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	100,000	100,316
3.63%, 3/15/2024 (a)	152,000	158,549
5.88%, 12/1/2036	50,000	60,297
PPG Industries, Inc. 5.50%, 11/15/2040	100,000	122,494
Praxair, Inc.:
1.05%, 11/7/2017	50,000	49,957
3.00%, 9/1/2021	250,000	264,738
3.20%, 1/30/2026	100,000	107,109
RPM International, Inc. 3.45%, 11/15/2022	100,000	101,633
Sherwin-Williams Co. 4.00%, 12/15/2042	88,000	85,863
Valspar Corp. 3.30%, 2/1/2025	100,000	101,586
Westlake Chemical Corp.:
3.60%, 8/15/2026 (e)	50,000	49,682

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 8/15/2046 (e)	$50,000	$49,900

		5,653,276

COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	100,000	103,027
3.38%, 9/15/2025	50,000	54,314
Block Financial LLC 5.50%, 11/1/2022	100,000	109,036
Board of Trustees of The Leland Stanford Junior University:
3.46%, 5/1/2047	50,000	54,766
4.75%, 5/1/2019	110,000	119,532
Catholic Health Initiatives 4.35%, 11/1/2042	275,000	271,574
Cornell University 5.45%, 2/1/2019	200,000	219,126
Equifax, Inc.:
2.30%, 6/1/2021	200,000	200,923
3.25%, 6/1/2026	50,000	51,155
George Washington University:
Series 2014, 4.30%, 9/15/2044	50,000	55,360
Series 2016, 3.55%, 9/15/2046	50,000	48,757
Massachusetts Institute of Technology:
3.89%, 7/1/2116	40,000	39,723
5.60%, 7/1/2111	69,000	95,888
MasterCard, Inc. 3.38%, 4/1/2024	100,000	107,675
Moody’s Corp.:
2.75%, 7/15/2019	176,000	180,647
4.50%, 9/1/2022	115,000	127,768
4.88%, 2/15/2024	100,000	112,579
Northwestern University 3.87%, 12/1/2048	50,000	56,704
S&P Global, Inc.:
2.95%, 1/22/2027 (e)	100,000	100,725
3.30%, 8/14/2020	50,000	52,427
4.00%, 6/15/2025	125,000	135,861
4.40%, 2/15/2026	30,000	33,567
Total System Services, Inc. 2.38%, 6/1/2018	140,000	141,062
Trustees of Dartmouth College 3.47%, 6/1/2046	35,000	36,947
University of Southern California 3.03%, 10/1/2039	100,000	98,697
Verisk Analytics, Inc. 5.80%, 5/1/2021	100,000	114,003
Western Union Co.:
2.88%, 12/10/2017	100,000	100,895
6.20%, 11/17/2036	105,000	110,164

		2,932,902

CONSTRUCTION MATERIALS — 0.0% (d)
CRH America, Inc.
5.75%, 1/15/2021	175,000	198,419
Martin Marietta Materials, Inc.
4.25%, 7/2/2024	30,000	31,601
Owens Corning
4.20%, 12/15/2022	159,000	169,572
Vulcan Materials Co.
7.50%, 6/15/2021	150,000	182,625

		582,217

DISTRIBUTION & WHOLESALE — 0.0% (d)
Ingram Micro, Inc. 5.00%, 8/10/2022	100,000	104,562
WW Grainger, Inc.:
3.75%, 5/15/2046	100,000	103,376
4.60%, 6/15/2045	20,000	23,514

		231,452

DIVERSIFIED FINANCIAL SERVICES — 1.0%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust:
3.75%, 5/15/2019	225,000	229,781
3.95%, 2/1/2022	275,000	281,531
4.50%, 5/15/2021	225,000	235,406
4.63%, 10/30/2020	250,000	262,188
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	50,000	49,597
Air Lease Corp.:
2.13%, 1/15/2018	200,000	199,961
3.38%, 1/15/2019 (a)	50,000	51,283
3.38%, 6/1/2021	35,000	36,281
3.75%, 2/1/2022 (a)	125,000	130,838
3.88%, 4/1/2021 (a)	75,000	78,988
American Express Co.:
1.55%, 5/22/2018	200,000	200,130
2.65%, 12/2/2022	119,000	121,426
4.05%, 12/3/2042	100,000	103,568
7.00%, 3/19/2018	100,000	107,858
8.13%, 5/20/2019	75,000	87,419
American Express Credit Corp.:
2.13%, 7/27/2018	75,000	75,867
2.13%, 3/18/2019	200,000	202,593
2.25%, 5/5/2021	250,000	253,726
Series F, 2.60%, 9/14/2020	50,000	51,444
Series GMTN, 2.25%, 8/15/2019	100,000	101,799
Series MTN, 1.80%, 7/31/2018 (a)	50,000	50,275
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	50,000	49,865
3.70%, 10/15/2024	150,000	161,257
AXA Financial, Inc. 7.00%, 4/1/2028	100,000	130,059
Bear Stearns Cos. LLC 7.25%, 2/1/2018	100,000	107,546
BGC Partners, Inc. 5.13%, 5/27/2021 (e)	50,000	52,271
BlackRock, Inc. 3.50%, 3/18/2024	225,000	245,243
Brookfield Finance, Inc. 4.25%, 6/2/2026	100,000	102,920
Capital One Bank USA NA:
3.38%, 2/15/2023	300,000	307,229
8.80%, 7/15/2019	100,000	117,229
Charles Schwab Corp.:
1.50%, 3/10/2018	50,000	50,162
3.00%, 3/10/2025	100,000	103,632
3.45%, 2/13/2026	35,000	37,675
4.45%, 7/22/2020	24,000	26,476
CME Group, Inc. 3.00%, 3/15/2025	203,000	211,919
Credit Suisse USA, Inc. 7.13%, 7/15/2032	250,000	337,859

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Discover Financial Services 5.20%, 4/27/2022	$100,000	$109,898
Franklin Resources, Inc. 2.85%, 3/30/2025	100,000	102,998
GE Capital International Funding Co.:
2.34%, 11/15/2020	800,000	821,535
4.42%, 11/15/2035	810,000	909,064
General Electric Co.:
5.30%, 2/11/2021	136,000	155,916
Series A, 6.75%, 3/15/2032	84,000	117,827
Series GMTN, 3.10%, 1/9/2023	100,000	106,188
Series GMTN, 4.63%, 1/7/2021	100,000	112,235
Series GMTN, 6.15%, 8/7/2037	80,000	110,272
Series GMTN, 6.88%, 1/10/2039	86,000	128,674
Series MTN, 5.88%, 1/14/2038	101,000	135,090
HSBC Finance Corp. 6.68%, 1/15/2021	200,000	229,861
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	100,000	102,286
Invesco Finance PLC 3.75%, 1/15/2026	150,000	160,225
Jefferies Group LLC:
5.13%, 4/13/2018	275,000	286,596
6.25%, 1/15/2036	80,000	81,958
6.45%, 6/8/2027	20,000	22,189
Lazard Group LLC:
3.75%, 2/13/2025	100,000	101,024
4.25%, 11/14/2020	18,000	19,194
Legg Mason, Inc.:
3.95%, 7/15/2024	200,000	204,615
4.75%, 3/15/2026	50,000	54,003
Nasdaq, Inc. 5.55%, 1/15/2020	200,000	220,847
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020	200,000	201,924
2.30%, 11/1/2020	50,000	50,973
2.70%, 2/15/2023	50,000	51,671
2.85%, 1/27/2025	51,000	52,271
Series C, 8.00%, 3/1/2032	210,000	312,733
Nomura Holdings, Inc.:
6.70%, 3/4/2020	121,000	138,895
Series GMTN, 2.75%, 3/19/2019	150,000	152,780
NYSE Holdings LLC 2.00%, 10/5/2017	214,000	215,587
OM Asset Management PLC 4.80%, 7/27/2026	50,000	49,776
Private Export Funding Corp. Series GG, 2.45%, 7/15/2024	200,000	207,526
Raymond James Financial, Inc. 5.63%, 4/1/2024	100,000	114,216
Stifel Financial Corp. 4.25%, 7/18/2024	50,000	50,471
Synchrony Financial:
2.60%, 1/15/2019	100,000	101,231
2.70%, 2/3/2020	10,000	10,117
3.70%, 8/4/2026	100,000	99,207
3.75%, 8/15/2021	200,000	209,913
4.50%, 7/23/2025	100,000	105,473

TD Ameritrade Holding Corp. 2.95%, 4/1/2022	100,000	104,303
Visa, Inc.:
1.20%, 12/14/2017	55,000	55,171
2.20%, 12/14/2020	157,000	160,972
2.80%, 12/14/2022 (a)	150,000	157,110
3.15%, 12/14/2025	250,000	264,054
4.15%, 12/14/2035	60,000	67,678
4.30%, 12/14/2045	430,000	497,733

		12,677,581

ELECTRIC — 2.0%
Alabama Power Co.:
4.30%, 1/2/2046	50,000	56,403
6.00%, 3/1/2039	100,000	131,501
Ameren Illinois Co. 6.13%, 11/15/2017	100,000	105,461
Appalachian Power Co.:
6.38%, 4/1/2036	70,000	89,232
7.00%, 4/1/2038	26,000	35,864
Arizona Public Service Co.:
3.15%, 5/15/2025	50,000	52,608
3.75%, 5/15/2046	100,000	103,931
5.50%, 9/1/2035	100,000	125,386
Baltimore Gas & Electric Co. 2.80%, 8/15/2022	200,000	204,466
Berkshire Hathaway Energy Co.:
3.75%, 11/15/2023	150,000	163,386
5.75%, 4/1/2018	200,000	213,056
6.13%, 4/1/2036	155,000	205,018
Black Hills Corp.:
3.15%, 1/15/2027	50,000	50,391
4.20%, 9/15/2046	50,000	50,911
4.25%, 11/30/2023	100,000	108,815
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	100,000	101,881
4.50%, 4/1/2044	225,000	263,546
Series Z, 2.40%, 9/1/2026	50,000	49,750
Cleco Corporate Holdings LLC 3.74%, 5/1/2026 (e)	200,000	208,591
Cleco Power LLC 6.00%, 12/1/2040	100,000	123,954
Cleveland Electric Illuminating Co. Series D, 7.88%, 11/1/2017	100,000	106,537
Commonwealth Edison Co.:
2.55%, 6/15/2026	50,000	50,602
3.65%, 6/15/2046	50,000	51,155
4.35%, 11/15/2045	200,000	227,719
5.90%, 3/15/2036	100,000	130,936
Connecticut Light & Power Co.:
2.50%, 1/15/2023	150,000	153,070
6.35%, 6/1/2036	75,000	103,073
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	50,000	52,500
4.45%, 6/15/2020	100,000	109,368
4.45%, 3/15/2044	300,000	341,921
Series 09-C, 5.50%, 12/1/2039	125,000	158,150
Series 12-A, 4.20%, 3/15/2042	100,000	109,547

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Consolidated Edison, Inc. 2.00%, 5/15/2021	$65,000	$65,018
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	48,943
3.95%, 5/15/2043 (a)	100,000	108,693
4.35%, 8/31/2064	204,000	229,417
5.65%, 9/15/2018	100,000	108,049
Delmarva Power & Light Co. 3.50%, 11/15/2023	100,000	108,204
Dominion Resources, Inc.:
2.50%, 12/1/2019	132,000	134,454
2.96%, 7/1/2019 (b)	50,000	50,975
3.63%, 12/1/2024	100,000	105,990
3.90%, 10/1/2025	125,000	134,533
4.10%, 4/1/2021 (b)	80,000	84,752
6.40%, 6/15/2018	250,000	269,709
Series B, 1.60%, 8/15/2019	50,000	49,921
Series C, 2.00%, 8/15/2021	20,000	19,941
Series C, 4.90%, 8/1/2041	350,000	392,686
Series D, 2.85%, 8/15/2026	30,000	29,701
DTE Electric Co.:
2.65%, 6/15/2022	100,000	102,855
3.65%, 3/15/2024	50,000	54,783
3.70%, 6/1/2046	50,000	52,544
DTE Energy Co.:
1.50%, 10/1/2019 (c)	50,000	49,962
2.40%, 12/1/2019	50,000	50,931
2.85%, 10/1/2026	50,000	49,884
6.38%, 4/15/2033	150,000	194,879
Duke Energy Carolinas LLC:
3.75%, 6/1/2045	150,000	155,783
4.00%, 9/30/2042	86,000	92,418
4.25%, 12/15/2041	300,000	332,106
5.30%, 2/15/2040	100,000	126,292
Series C, 7.00%, 11/15/2018	270,000	301,263
Duke Energy Corp.:
1.80%, 9/1/2021	50,000	49,665
2.65%, 9/1/2026	65,000	64,065
3.05%, 8/15/2022	39,000	40,632
3.75%, 4/15/2024	89,000	95,960
3.75%, 9/1/2046	75,000	72,600
4.80%, 12/15/2045 (a)	100,000	113,530
Duke Energy Florida LLC 5.65%, 6/15/2018	175,000	187,767
Duke Energy Indiana, Inc. 6.12%, 10/15/2035	100,000	129,595
Duke Energy Progress LLC:
3.25%, 8/15/2025	50,000	53,426
4.20%, 8/15/2045	50,000	55,469
El Paso Electric Co. 5.00%, 12/1/2044	50,000	56,928
Emera US Finance L.P.:
2.15%, 6/15/2019 (e)	20,000	20,149
3.55%, 6/15/2026 (e)	65,000	67,236
4.75%, 6/15/2046 (e)	35,000	37,406
Empresa Nacional de Electricidad SA 4.25%, 4/15/2024	50,000	53,603
Entergy Arkansas, Inc. 3.50%, 4/1/2026	30,000	32,447

Entergy Corp.:
2.95%, 9/1/2026	30,000	30,058
5.13%, 9/15/2020	150,000	165,290
Entergy Louisiana LLC:
2.40%, 10/1/2026 (c)	50,000	49,618
3.25%, 4/1/2028	200,000	209,487
4.95%, 1/15/2045	75,000	79,400
Entergy Mississippi, Inc. 2.85%, 6/1/2028	50,000	50,453
Entergy Texas, Inc. 7.13%, 2/1/2019	50,000	55,840
Eversource Energy 3.35%, 3/15/2026	50,000	52,522
Exelon Corp.:
2.45%, 4/15/2021	35,000	35,678
3.40%, 4/15/2026 (a)	150,000	155,985
3.95%, 6/15/2025	100,000	108,159
4.45%, 4/15/2046	50,000	53,640
Exelon Generation Co. LLC:
2.95%, 1/15/2020	200,000	205,911
4.00%, 10/1/2020 (a)	350,000	372,652
5.60%, 6/15/2042	100,000	104,385
Florida Power & Light Co.:
3.13%, 12/1/2025	100,000	106,391
4.05%, 6/1/2042	25,000	27,721
4.05%, 10/1/2044	200,000	224,158
5.69%, 3/1/2040	65,000	87,589
Fortis, Inc.:
2.10%, 10/4/2021 (e)	65,000	64,762
3.06%, 10/4/2026 (e)	100,000	99,813
Georgia Power Co.:
4.30%, 3/15/2042	375,000	405,886
5.40%, 6/1/2040	100,000	122,992
Series 10-C, 4.75%, 9/1/2040	100,000	114,109
Great Plains Energy, Inc. 4.85%, 6/1/2021	120,000	130,970
Iberdrola International B.V. 6.75%, 7/15/2036	125,000	166,879
Indiana Michigan Power Co.:
Series J, 3.20%, 3/15/2023	100,000	104,254
Series K, 4.55%, 3/15/2046	30,000	33,463
Interstate Power & Light Co.:
3.70%, 9/15/2046	50,000	50,788
6.25%, 7/15/2039	50,000	67,792
ITC Holdings Corp.:
3.25%, 6/30/2026	30,000	30,227
3.65%, 6/15/2024	25,000	26,032
Kansas City Power & Light Co. 3.65%, 8/15/2025	50,000	52,933
LG&E and KU Energy LLC 3.75%, 11/15/2020	100,000	106,708
MidAmerican Energy Co.:
3.50%, 10/15/2024	100,000	108,686
4.25%, 5/1/2046	70,000	79,772
4.80%, 9/15/2043	150,000	182,504
Nevada Power Co.:
5.45%, 5/15/2041	60,000	75,735
Series N, 6.65%, 4/1/2036	100,000	135,934
Series R, 6.75%, 7/1/2037	15,000	20,823

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

NextEra Energy Capital Holdings, Inc.:
1.65%, 9/1/2018	$70,000	$70,210
2.30%, 4/1/2019	15,000	15,173
2.40%, 9/15/2019	150,000	152,271
4.50%, 6/1/2021	200,000	219,318
NiSource Finance Corp.:
4.80%, 2/15/2044	50,000	55,994
5.45%, 9/15/2020	12,000	13,497
5.80%, 2/1/2042	135,000	168,037
6.40%, 3/15/2018	70,000	74,752
Northern States Power Co.:
4.85%, 8/15/2040	100,000	121,740
6.25%, 6/1/2036	150,000	207,426
NSTAR Electric Co. 2.70%, 6/1/2026	50,000	50,974
Oglethorpe Power Corp. 4.55%, 6/1/2044	200,000	216,448
Ohio Edison Co. 8.25%, 10/15/2038	25,000	37,178
Ohio Power Co.:
6.05%, 5/1/2018	100,000	106,377
Series G, 6.60%, 2/15/2033	45,000	58,112
Oklahoma Gas & Electric Co. 4.00%, 12/15/2044	100,000	107,291
Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042	30,000	38,262
6.80%, 9/1/2018	265,000	290,484
7.00%, 5/1/2032	140,000	195,922
Pacific Gas & Electric Co.:
3.25%, 6/15/2023	200,000	212,736
3.50%, 6/15/2025	95,000	103,053
4.25%, 3/15/2046	50,000	55,789
4.50%, 12/15/2041	25,000	28,471
4.75%, 2/15/2044	200,000	237,363
6.05%, 3/1/2034	200,000	266,625
PacifiCorp:
3.60%, 4/1/2024	200,000	217,877
3.85%, 6/15/2021	200,000	217,538
4.10%, 2/1/2042	50,000	54,838
PECO Energy Co. 4.15%, 10/1/2044	100,000	111,370
PG&E Corp. 2.40%, 3/1/2019	250,000	254,526
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	150,000	151,992
3.50%, 12/1/2022	200,000	211,915
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	101,894
4.15%, 10/1/2045	100,000	111,420
5.20%, 7/15/2041	50,000	62,573
Progress Energy, Inc. 7.75%, 3/1/2031	455,000	633,976
PSEG Power LLC:
3.00%, 6/15/2021 (a)	100,000	102,197
5.13%, 4/15/2020	80,000	86,580
Public Service Co. of Colorado:
2.90%, 5/15/2025	200,000	209,039
3.20%, 11/15/2020	100,000	105,704
3.55%, 6/15/2046	50,000	51,262
Public Service Co. of New Mexico 3.85%, 8/1/2025	50,000	52,588

Public Service Co. of Oklahoma 4.40%, 2/1/2021	100,000	108,726
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	50,000	50,536
Series K, 4.05%, 5/1/2045	100,000	111,068
Series MTN, 1.90%, 3/15/2021	25,000	25,291
Series MTN, 2.25%, 9/15/2026	50,000	49,660
Series MTN, 2.38%, 5/15/2023	150,000	151,938
Series MTN, 3.80%, 3/1/2046	50,000	54,315
Series MTN, 3.95%, 5/1/2042	25,000	27,163
Series MTN, 4.15%, 11/1/2045	100,000	112,997
Puget Energy, Inc.:
3.65%, 5/15/2025	50,000	51,801
6.00%, 9/1/2021	100,000	115,778
Puget Sound Energy, Inc.:
5.64%, 4/15/2041	106,000	138,468
7.02%, 12/1/2027	100,000	136,686
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	50,000	50,683
4.30%, 4/1/2042	200,000	227,865
Series FFF, 6.13%, 9/15/2037	115,000	158,247
Sierra Pacific Power Co. 2.60%, 5/1/2026 (e)	200,000	202,374
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	50,000	53,064
4.35%, 2/1/2042	200,000	218,162
4.50%, 6/1/2064	35,000	36,829
5.45%, 2/1/2041	100,000	123,505
Southern California Edison Co.:
3.88%, 6/1/2021	70,000	76,161
5.50%, 3/15/2040	450,000	584,422
Southern Co.:
1.55%, 7/1/2018	65,000	65,190
1.85%, 7/1/2019	70,000	70,475
2.35%, 7/1/2021	150,000	152,168
2.75%, 6/15/2020	50,000	51,545
2.95%, 7/1/2023	50,000	51,657
3.25%, 7/1/2026	150,000	154,618
4.25%, 7/1/2036	60,000	63,467
4.40%, 7/1/2046	150,000	161,561
Southern Power Co. 4.15%, 12/1/2025	200,000	214,686
Southwestern Electric Power Co.:
6.45%, 1/15/2019	100,000	109,676
Series J, 3.90%, 4/1/2045	100,000	99,450
Series K, 2.75%, 10/1/2026	100,000	99,940
Southwestern Public Service Co.:
3.30%, 6/15/2024	50,000	53,107
6.00%, 10/1/2036	100,000	128,445
Tampa Electric Co.:
2.60%, 9/15/2022	100,000	101,364
4.10%, 6/15/2042	75,000	79,220
6.10%, 5/15/2018	100,000	106,510
Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	50,000	53,643
Tucson Electric Power Co. 3.05%, 3/15/2025	150,000	150,144
Union Electric Co. 3.65%, 4/15/2045	60,000	62,336

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Virginia Electric & Power Co.:
2.75%, 3/15/2023	$100,000	$103,487
5.40%, 4/30/2018	100,000	106,101
Series A, 3.15%, 1/15/2026	105,000	110,692
Westar Energy, Inc.:
3.25%, 12/1/2025	200,000	210,663
4.10%, 4/1/2043	100,000	108,705
Western Massachusetts Electric Co. 3.50%, 9/15/2021	150,000	158,032
Wisconsin Electric Power Co.:
2.95%, 9/15/2021	250,000	259,552
4.30%, 12/15/2045	100,000	113,573
Wisconsin Power & Light Co. 6.38%, 8/15/2037	100,000	137,535
Xcel Energy, Inc.:
2.40%, 3/15/2021	100,000	101,905
4.70%, 5/15/2020	100,000	109,168

		25,285,038

ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (d)
Emerson Electric Co.:
2.63%, 2/15/2023	250,000	255,955
4.88%, 10/15/2019	100,000	109,750
Hubbell, Inc. 3.35%, 3/1/2026	50,000	52,182

		417,887

ELECTRONICS — 0.2%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	220,295
Arrow Electronics, Inc. 3.00%, 3/1/2018	75,000	75,979
Avnet, Inc.:
4.63%, 4/15/2026 (a)	25,000	25,681
4.88%, 12/1/2022	125,000	135,583
Corning, Inc.:
1.45%, 11/15/2017	100,000	99,823
4.70%, 3/15/2037	100,000	105,789
Flex, Ltd. 4.75%, 6/15/2025	50,000	52,910
FLIR Systems, Inc. 3.13%, 6/15/2021	25,000	25,795
Fortive Corp.:
1.80%, 6/15/2019 (e)	25,000	25,061
2.35%, 6/15/2021 (e)	50,000	50,518
3.15%, 6/15/2026 (a) (e)	50,000	51,458
4.30%, 6/15/2046 (e)	25,000	26,812
Honeywell International, Inc.:
4.25%, 3/1/2021	50,000	55,485
5.30%, 3/1/2018	250,000	264,865
Series 30, 5.38%, 3/1/2041	100,000	133,131
Jabil Circuit, Inc. 8.25%, 3/15/2018	100,000	108,500
Keysight Technologies, Inc. 3.30%, 10/30/2019	150,000	152,460
Koninklijke Philips NV:
3.75%, 3/15/2022	200,000	215,390
6.88%, 3/11/2038	100,000	131,088
Thermo Fisher Scientific, Inc. 3.15%, 1/15/2023	115,000	118,469

		2,075,092

ENGINEERING & CONSTRUCTION — 0.0% (d)
ABB Finance USA, Inc. 4.38%, 5/8/2042	206,000	235,832

Fluor Corp. 3.38%, 9/15/2021	80,000	84,802

		320,634

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	55,000	55,792
4.75%, 5/15/2023	250,000	284,257
5.00%, 3/1/2020 (a)	100,000	109,881
Waste Management, Inc.:
2.40%, 5/15/2023	100,000	101,183
3.50%, 5/15/2024	150,000	161,331
4.10%, 3/1/2045	200,000	220,034

		932,478

FOOD — 0.5%
Campbell Soup Co.:
3.30%, 3/19/2025	50,000	52,247
3.80%, 8/2/2042	50,000	49,489
ConAgra Foods, Inc.:
1.90%, 1/25/2018	100,000	100,441
3.20%, 1/25/2023	187,000	194,466
Flowers Foods, Inc. 4.38%, 4/1/2022 (a)	300,000	325,318
General Mills, Inc. 1.40%, 10/20/2017	209,000	209,634
Hershey Co.:
2.30%, 8/15/2026	50,000	49,575
2.63%, 5/1/2023	100,000	102,818
3.38%, 8/15/2046	50,000	49,560
Ingredion, Inc. 4.63%, 11/1/2020	200,000	217,667
JM Smucker Co.:
3.50%, 3/15/2025	100,000	107,208
4.25%, 3/15/2035	100,000	108,390
4.38%, 3/15/2045	25,000	27,475
Kellogg Co.:
3.13%, 5/17/2022	100,000	104,365
3.25%, 5/21/2018	65,000	66,931
3.25%, 4/1/2026	30,000	31,102
4.50%, 4/1/2046	50,000	54,101
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	30,000	36,236
Kraft Heinz Foods Co.:
2.00%, 7/2/2018	30,000	30,290
2.80%, 7/2/2020	50,000	51,815
3.00%, 6/1/2026	80,000	80,609
3.50%, 6/6/2022	263,000	279,805
3.50%, 7/15/2022	50,000	53,029
3.95%, 7/15/2025	250,000	270,181
4.38%, 6/1/2046	85,000	90,415
5.00%, 7/15/2035	20,000	23,134
5.00%, 6/4/2042	225,000	258,026
5.20%, 7/15/2045	20,000	23,690
6.13%, 8/23/2018	100,000	108,488
Kroger Co.:
2.65%, 10/15/2026 (c)	100,000	99,589
3.88%, 10/15/2046 (c)	25,000	25,230
5.40%, 7/15/2040	250,000	304,739
6.15%, 1/15/2020	100,000	113,782
6.90%, 4/15/2038	26,000	36,805
8.00%, 9/15/2029	49,000	70,803
Series GMTN, 1.50%, 9/30/2019 (c)	30,000	30,003

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

McCormick & Co., Inc. 3.25%, 11/15/2025	$35,000	$37,057
Mondelez International, Inc.:
4.00%, 2/1/2024	163,000	178,483
5.38%, 2/10/2020	150,000	167,691
6.50%, 2/9/2040	180,000	245,099
Sysco Corp.:
1.90%, 4/1/2019	30,000	30,222
2.50%, 7/15/2021	70,000	71,490
2.60%, 10/1/2020 (a)	50,000	51,424
2.60%, 6/12/2022	150,000	152,682
3.30%, 7/15/2026	50,000	51,838
3.75%, 10/1/2025	25,000	26,859
4.50%, 4/1/2046	50,000	54,426
4.85%, 10/1/2045	35,000	39,950
Tyson Foods, Inc.:
3.95%, 8/15/2024	120,000	129,354
5.15%, 8/15/2044	200,000	235,719
Unilever Capital Corp.:
1.38%, 7/28/2021	100,000	98,989
2.00%, 7/28/2026	100,000	97,833
4.25%, 2/10/2021	150,000	166,377
5.90%, 11/15/2032	101,000	141,193
Whole Foods Market, Inc. 5.20%, 12/3/2025 (e)	50,000	54,087

		5,868,229

FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 7.25%, 7/29/2019	250,000	285,018
Domtar Corp. 6.25%, 9/1/2042	100,000	106,232
Georgia-Pacific LLC 7.25%, 6/1/2028	190,000	257,166
International Paper Co.:
3.00%, 2/15/2027	100,000	99,680
4.40%, 8/15/2047	100,000	100,621
5.15%, 5/15/2046	150,000	166,184
6.00%, 11/15/2041	20,000	23,662
7.50%, 8/15/2021	250,000	308,372
Plum Creek Timberlands L.P. 3.25%, 3/15/2023	100,000	101,368

		1,448,303

GAS — 0.1%
Atmos Energy Corp. 4.13%, 10/15/2044 (a)	130,000	138,729
CenterPoint Energy Resources Corp. 6.13%, 11/1/2017	100,000	104,442
National Fuel Gas Co.:
3.75%, 3/1/2023	63,000	63,669
5.20%, 7/15/2025	50,000	54,240
ONE Gas, Inc. 2.07%, 2/1/2019	195,000	197,552
Piedmont Natural Gas Co., Inc. 3.64%, 11/1/2046	50,000	49,159
Sempra Energy:
2.85%, 11/15/2020	50,000	51,752
2.88%, 10/1/2022	15,000	15,225
3.75%, 11/15/2025	50,000	53,478
6.00%, 10/15/2039	150,000	192,152
Southern California Gas Co. 2.60%, 6/15/2026	50,000	50,939

Southern Co. Gas Capital Corp. 2.45%, 10/1/2023	250,000	251,533
Southwest Gas Corp. 3.80%, 9/29/2046	100,000	101,739

		1,324,609

HAND & MACHINE TOOLS — 0.0% (d)
Snap-on, Inc. 4.25%, 1/15/2018	100,000	103,483
Stanley Black & Decker, Inc.:
2.45%, 11/17/2018	100,000	101,858
3.40%, 12/1/2021	60,000	63,645

		268,986

HEALTH CARE PRODUCTS — 0.5%
Baxter International, Inc.:
1.70%, 8/15/2021	50,000	49,598
2.60%, 8/15/2026	50,000	49,325
3.50%, 8/15/2046	50,000	47,311
Becton Dickinson and Co.:
1.80%, 12/15/2017	100,000	100,524
2.68%, 12/15/2019	284,000	292,812
3.30%, 3/1/2023	50,000	52,108
3.73%, 12/15/2024	119,000	128,580
4.88%, 5/15/2044	100,000	114,714
5.00%, 11/12/2040	100,000	112,010
Boston Scientific Corp. 2.65%, 10/1/2018	200,000	203,881
Covidien International Finance SA 4.20%, 6/15/2020	200,000	218,305
CR Bard, Inc.:
1.38%, 1/15/2018	100,000	100,019
3.00%, 5/15/2026	150,000	151,754
Danaher Corp.:
1.65%, 9/15/2018	35,000	35,297
3.35%, 9/15/2025	65,000	70,803
4.38%, 9/15/2045	60,000	70,825
Life Technologies Corp. 6.00%, 3/1/2020	300,000	335,810
Medtronic, Inc.:
1.38%, 4/1/2018	200,000	200,491
2.50%, 3/15/2020	100,000	103,207
3.13%, 3/15/2022	330,000	348,381
3.15%, 3/15/2022	411,000	435,455
3.50%, 3/15/2025	400,000	431,044
4.63%, 3/15/2045	200,000	233,840
St Jude Medical, Inc.:
2.80%, 9/15/2020	50,000	51,458
3.25%, 4/15/2023	150,000	154,246
3.88%, 9/15/2025	40,000	42,485
Stryker Corp.:
1.30%, 4/1/2018	100,000	100,060
2.00%, 3/8/2019	30,000	30,338
2.63%, 3/15/2021	50,000	51,486
3.38%, 11/1/2025	50,000	52,529
3.50%, 3/15/2026 (a)	25,000	26,502
4.10%, 4/1/2043	200,000	206,082
4.63%, 3/15/2046	30,000	33,739
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/2018	60,000	60,633
2.95%, 9/19/2026	165,000	164,618

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.00%, 4/15/2023	$145,000	$148,367
3.65%, 12/15/2025	100,000	105,660
Zimmer Biomet Holdings, Inc.:
2.00%, 4/1/2018	150,000	150,643
2.70%, 4/1/2020	150,000	153,236
3.55%, 4/1/2025	70,000	72,089
4.25%, 8/15/2035	45,000	45,674
4.45%, 8/15/2045	125,000	128,412
4.63%, 11/30/2019	100,000	108,242

		5,772,593

HEALTH CARE SERVICES — 0.5%
Aetna, Inc.:
1.70%, 6/7/2018	30,000	30,119
1.90%, 6/7/2019	70,000	70,500
2.20%, 3/15/2019	100,000	101,330
2.40%, 6/15/2021	80,000	80,863
2.80%, 6/15/2023	55,000	56,182
3.20%, 6/15/2026	110,000	111,736
3.95%, 9/1/2020	150,000	161,003
4.25%, 6/15/2036	60,000	61,973
4.38%, 6/15/2046	80,000	82,577
4.50%, 5/15/2042	141,000	152,981
6.63%, 6/15/2036	149,000	201,161
Anthem, Inc.:
1.88%, 1/15/2018	250,000	251,479
3.30%, 1/15/2023	250,000	260,723
4.63%, 5/15/2042	145,000	156,213
4.65%, 1/15/2043	100,000	108,580
5.95%, 12/15/2034	68,000	82,036
Ascension Health 3.95%, 11/15/2046	65,000	70,578
Baylor Scott & White Holdings:
3.97%, 11/15/2046	50,000	53,016
4.19%, 11/15/2045	65,000	71,355
Cigna Corp.:
3.25%, 4/15/2025	50,000	51,442
4.00%, 2/15/2022	50,000	53,851
4.50%, 3/15/2021	200,000	218,020
5.38%, 2/15/2042	70,000	84,666
5.88%, 3/15/2041	75,000	94,088
Coventry Health Care, Inc. 5.45%, 6/15/2021	100,000	113,524
Howard Hughes Medical Institute 3.50%, 9/1/2023	50,000	54,461
Humana, Inc.:
3.85%, 10/1/2024	175,000	186,384
4.63%, 12/1/2042	180,000	189,532
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	16,000	16,350
4.63%, 11/15/2020	10,000	10,917
Mayo Clinic 4.13%, 11/15/2052	50,000	55,347
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	64,000	71,516
New York and Presbyterian Hospital:
4.02%, 8/1/2045	25,000	27,305
4.76%, 8/1/2116	50,000	53,084
Northwell Healthcare, Inc. 3.98%, 11/1/2046	100,000	101,674

Premier Health Partners Series G, 2.91%, 11/15/2026	100,000	100,035
Providence St. Joseph Health Obligated Group:
Series H, 2.75%, 10/1/2026	50,000	50,609
Series I, 3.74%, 10/1/2047	50,000	51,569
Quest Diagnostics, Inc. 2.70%, 4/1/2019	230,000	235,172
UnitedHealth Group, Inc.:
1.70%, 2/15/2019	100,000	100,636
1.90%, 7/16/2018	230,000	232,314
2.13%, 3/15/2021	100,000	101,413
2.70%, 7/15/2020	60,000	62,319
3.10%, 3/15/2026	100,000	104,535
3.75%, 7/15/2025	200,000	219,496
3.88%, 10/15/2020	100,000	107,784
4.63%, 11/15/2041	280,000	322,467
4.75%, 7/15/2045	101,000	121,042
5.95%, 2/15/2041	20,000	26,966
6.00%, 2/15/2018	200,000	212,997
6.88%, 2/15/2038	206,000	300,737

		5,896,657

HOLDING COMPANIES-DIVERS — 0.0% (d)
Leucadia National Corp. 5.50%, 10/18/2023	100,000	104,559
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	322,000	323,587

		428,146

HOME BUILDERS — 0.0% (d)
DR Horton, Inc.:
3.75%, 3/1/2019	60,000	62,478
4.00%, 2/15/2020	80,000	84,500

		146,978

HOME FURNISHINGS — 0.0% (d)
Whirlpool Corp.:
3.70%, 5/1/2025	100,000	105,595
4.00%, 3/1/2024	60,000	64,762
4.50%, 6/1/2046	35,000	37,663

		208,020

HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
Series MTN, 1.95%, 2/1/2023	100,000	100,553
Series MTN, 4.00%, 8/15/2045	100,000	114,741
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	200,000	200,491
3.70%, 8/15/2042	100,000	103,685
Procter & Gamble Co.:
1.85%, 2/2/2021	50,000	50,703
2.30%, 2/6/2022	239,000	246,379
2.70%, 2/2/2026	50,000	52,371
4.70%, 2/15/2019	250,000	270,423
5.55%, 3/5/2037	135,000	189,010

		1,328,356

HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 2.45%, 12/15/2019	50,000	50,411

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Clorox Co. 3.50%, 12/15/2024	$116,000	$123,400
Kimberly-Clark Corp.:
1.40%, 2/15/2019	35,000	35,182
2.15%, 8/15/2020	50,000	51,154
2.40%, 3/1/2022	100,000	102,908
2.75%, 2/15/2026	50,000	51,857
3.20%, 7/30/2046	75,000	73,405
5.30%, 3/1/2041	45,000	59,261
6.63%, 8/1/2037	100,000	147,229

		694,807

HOUSEWARES — 0.1%
Newell Brands, Inc.:
2.60%, 3/29/2019	45,000	46,011
2.88%, 12/1/2019	100,000	102,614
3.15%, 4/1/2021	350,000	364,474
3.85%, 4/1/2023	60,000	63,841
3.90%, 11/1/2025	50,000	52,648
4.20%, 4/1/2026 (a)	75,000	81,550
5.38%, 4/1/2036	30,000	35,091
5.50%, 4/1/2046	40,000	48,652

		794,881

INSURANCE — 0.9%
AEGON Funding Co. LLC 5.75%, 12/15/2020	8,000	9,171
Aflac, Inc. 3.63%, 11/15/2024	300,000	319,955
Alleghany Corp. 4.90%, 9/15/2044	125,000	129,172
Allied World Assurance Co. Holdings, Ltd. 5.50%, 11/15/2020	100,000	110,057
Allstate Corp:
5.95%, 4/1/2036	165,000	219,477
7.45%, 5/16/2019	50,000	57,035
American Financial Group, Inc. 3.50%, 8/15/2026	50,000	49,764
American International Group, Inc.:
3.30%, 3/1/2021	140,000	146,666
3.38%, 8/15/2020	8,000	8,401
3.75%, 7/10/2025	35,000	36,674
3.90%, 4/1/2026	200,000	211,518
4.38%, 1/15/2055	225,000	211,956
4.50%, 7/16/2044	150,000	153,261
4.70%, 7/10/2035	50,000	53,478
4.88%, 6/1/2022	100,000	111,949
Series MTN, 5.85%, 1/16/2018	100,000	105,463
Aon Corp. 5.00%, 9/30/2020	22,000	24,306
Aon PLC:
2.80%, 3/15/2021	50,000	50,944
3.50%, 6/14/2024	100,000	103,948
4.00%, 11/27/2023	100,000	107,442
4.25%, 12/12/2042	50,000	49,742
4.60%, 6/14/2044	50,000	52,546
Arch Capital Group US, Inc. 5.14%, 11/1/2043	50,000	54,739
Assurant, Inc. 4.00%, 3/15/2023	100,000	102,244
AXA SA 8.60%, 12/15/2030	100,000	141,000
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/2019	105,000	104,657
1.70%, 3/15/2019	90,000	90,744
2.00%, 8/15/2018	100,000	101,347

4.30%, 5/15/2043	50,000	55,936
5.40%, 5/15/2018 (a)	100,000	106,627
Berkshire Hathaway, Inc.:
1.15%, 8/15/2018	70,000	69,833
2.20%, 3/15/2021	55,000	56,287
3.13%, 3/15/2026	580,000	609,801
3.75%, 8/15/2021 (a)	100,000	109,332
Chubb Corp.:
5.75%, 5/15/2018	100,000	107,103
6.00%, 5/11/2037	100,000	135,015
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	100,000	103,070
3.35%, 5/3/2026	100,000	106,896
5.80%, 3/15/2018 (a)	400,000	425,811
Cincinnati Financial Corp. 6.13%, 11/1/2034	100,000	122,309
CNA Financial Corp.:
4.50%, 3/1/2026	50,000	53,662
5.88%, 8/15/2020	8,000	9,087
7.35%, 11/15/2019	100,000	116,025
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	50,000	51,506
Hartford Financial Services Group, Inc.:
5.50%, 3/30/2020	10,000	11,125
6.63%, 3/30/2040	100,000	128,346
Horace Mann Educators Corp. 4.50%, 12/1/2025	50,000	51,833
Kemper Corp. 4.35%, 2/15/2025	50,000	51,529
Lincoln National Corp.:
3.35%, 3/9/2025	50,000	50,895
4.00%, 9/1/2023	100,000	106,480
6.30%, 10/9/2037	100,000	119,236
Loews Corp. 4.13%, 5/15/2043	200,000	204,591
Manulife Financial Corp.:
4.15%, 3/4/2026	50,000	54,232
4.90%, 9/17/2020	18,000	19,839
5.38%, 3/4/2046	50,000	59,559
Markel Corp.:
3.63%, 3/30/2023	100,000	103,027
5.00%, 4/5/2046	50,000	53,782
Marsh & McLennan Cos., Inc.:
2.35%, 3/6/2020	8,000	8,105
3.30%, 3/14/2023	100,000	104,792
3.50%, 6/3/2024	75,000	78,975
3.50%, 3/10/2025	75,000	79,063
3.75%, 3/14/2026	112,000	120,516
MetLife, Inc.:
3.60%, 11/13/2025 (a)	100,000	105,945
4.60%, 5/13/2046	100,000	108,404
4.88%, 11/13/2043	150,000	165,448
5.70%, 6/15/2035	155,000	186,879
5.88%, 2/6/2041	250,000	308,940
6.40%, 12/15/2036	100,000	110,625
7.72%, 2/15/2019	150,000	171,360
Series D, 4.37%, 9/15/2023	100,000	110,228
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2037	100,000	105,500

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Old Republic International Corp. 4.88%, 10/1/2024	$100,000	$107,244
Principal Financial Group, Inc.:
1.85%, 11/15/2017	150,000	150,900
3.40%, 5/15/2025	50,000	50,704
Progressive Corp. 4.35%, 4/25/2044	200,000	226,740
Prudential Financial, Inc.:
Series MTN, 2.30%, 8/15/2018	177,000	179,572
Series MTN, 4.50%, 11/15/2020	10,000	10,966
Series MTN, 4.50%, 11/16/2021	650,000	722,288
Series MTN, 5.38%, 6/21/2020	12,000	13,471
Series MTN, 5.80%, 11/16/2041	50,000	59,867
Reinsurance Group of America, Inc. 3.95%, 9/15/2026	60,000	62,172
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	200,000	215,314
Symetra Financial Corp. 4.25%, 7/15/2024	200,000	203,215
Travelers Cos., Inc.:
3.75%, 5/15/2046	50,000	52,716
3.90%, 11/1/2020	116,000	125,817
Series MTN, 5.75%, 12/15/2017	250,000	263,230
Trinity Acquisition PLC:
3.50%, 9/15/2021	50,000	51,830
4.40%, 3/15/2026	100,000	104,968
6.13%, 8/15/2043	200,000	224,023
Unum Group:
4.00%, 3/15/2024	100,000	102,548
5.75%, 8/15/2042	50,000	55,934
Voya Financial, Inc.:
2.90%, 2/15/2018	77,000	78,342
3.65%, 6/15/2026	50,000	49,970
4.80%, 6/15/2046	30,000	29,845
5.70%, 7/15/2043	100,000	111,332
WR Berkley Corp.:
4.63%, 3/15/2022	50,000	54,604
4.75%, 8/1/2044	150,000	157,562
XLIT, Ltd.:
4.45%, 3/31/2025	130,000	132,238
5.75%, 10/1/2021	100,000	114,713

		11,647,335

INTERNET — 0.2%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	300,000	305,281
3.13%, 11/28/2021	100,000	103,998
3.60%, 11/28/2024	117,000	121,517
Alphabet, Inc.:
2.00%, 8/15/2026	200,000	196,309
3.63%, 5/19/2021	100,000	109,978
Amazon.com, Inc.:
1.20%, 11/29/2017	158,000	158,437
3.30%, 12/5/2021	100,000	107,388
4.80%, 12/5/2034	200,000	235,135
4.95%, 12/5/2044	125,000	152,345
Baidu, Inc. 3.50%, 11/28/2022	200,000	209,558
eBay, Inc.:
2.20%, 8/1/2019	50,000	50,566
2.50%, 3/9/2018	25,000	25,351
2.60%, 7/15/2022	100,000	100,806

3.80%, 3/9/2022	50,000	53,179
4.00%, 7/15/2042	200,000	182,467
Expedia, Inc. 4.50%, 8/15/2024	200,000	207,087
JD.com, Inc. 3.88%, 4/29/2026	200,000	195,577
Priceline Group, Inc. 3.60%, 6/1/2026	100,000	104,664
Symantec Corp. 4.20%, 9/15/2020	51,000	53,473

		2,673,116

INVESTMENT COMPANY SECURITY — 0.0% (d)
Ares Capital Corp.:
3.63%, 1/19/2022	100,000	100,375
3.88%, 1/15/2020	44,000	45,517
FS Investment Corp. 4.75%, 5/15/2022	100,000	101,244

		247,136

IRON/STEEL — 0.1%
Nucor Corp. 5.75%, 12/1/2017	250,000	261,167
Vale Overseas, Ltd.:
4.38%, 1/11/2022	400,000	396,500
5.63%, 9/15/2019	50,000	52,875
6.25%, 8/10/2026	100,000	104,375
6.88%, 11/21/2036	180,000	174,375
6.88%, 11/10/2039	165,000	157,575
Worthington Industries, Inc. 4.55%, 4/15/2026	20,000	20,613

		1,167,480

IT SERVICES — 0.7%
Apple, Inc.:
1.00%, 5/3/2018	150,000	149,742
1.10%, 8/2/2019	150,000	149,307
1.30%, 2/23/2018	25,000	25,080
1.55%, 8/4/2021	200,000	199,225
1.70%, 2/22/2019 (a)	185,000	187,058
2.00%, 5/6/2020	200,000	204,383
2.10%, 5/6/2019	296,000	302,360
2.25%, 2/23/2021	100,000	102,683
2.40%, 5/3/2023	175,000	178,680
2.45%, 8/4/2026	200,000	200,052
2.50%, 2/9/2025	150,000	151,845
2.70%, 5/13/2022	115,000	119,982
2.85%, 5/6/2021	250,000	263,302
2.85%, 2/23/2023	100,000	105,120
3.20%, 5/13/2025	100,000	106,377
3.25%, 2/23/2026	305,000	325,220
3.45%, 5/6/2024	250,000	270,713
3.45%, 2/9/2045	100,000	95,925
3.85%, 5/4/2043	225,000	230,191
3.85%, 8/4/2046	65,000	66,468
4.38%, 5/13/2045	65,000	71,936
4.50%, 2/23/2036	100,000	114,445
4.65%, 2/23/2046	170,000	195,775
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.48%, 6/1/2019 (e)	385,000	395,707
4.42%, 6/15/2021 (e)	600,000	627,037
5.45%, 6/15/2023 (e)	200,000	214,131
6.02%, 6/15/2026 (e)	125,000	136,606

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value
8.10%, 7/15/2036 (e)	$65,000	$76,219
8.35%, 7/15/2046 (e)	70,000	83,551
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018 (e)	150,000	152,800
3.60%, 10/15/2020 (e)	100,000	104,907
4.40%, 10/15/2022 (e)	100,000	106,471
4.90%, 10/15/2025 (e)	350,000	373,508
6.20%, 10/15/2035 (e)	115,000	119,745
6.35%, 10/15/2045 (e)	100,000	102,909
HP Enterprise Services LLC 7.45%, 10/15/2029	90,000	109,413
HP, Inc.:
4.05%, 9/15/2022	122,000	127,963
4.30%, 6/1/2021	100,000	107,681
4.65%, 12/9/2021	203,000	222,107
International Business Machines Corp.:
1.13%, 2/6/2018	150,000	150,291
1.80%, 5/17/2019	100,000	101,348
1.95%, 2/12/2019	50,000	50,782
2.25%, 2/19/2021 (a)	100,000	102,854
3.45%, 2/19/2026 (a)	150,000	162,151
3.63%, 2/12/2024	175,000	190,536
4.00%, 6/20/2042 (a)	100,000	104,392
5.88%, 11/29/2032	170,000	222,409
6.22%, 8/1/2027	200,000	261,192
7.00%, 10/30/2025	100,000	134,354
NetApp, Inc.:
2.00%, 12/15/2017	100,000	100,106
3.38%, 6/15/2021	50,000	52,318
Seagate HDD Cayman:
3.75%, 11/15/2018	200,000	204,500
5.75%, 12/1/2034	125,000	103,750

		8,817,607

LEISURE TIME — 0.0% (d)
Carnival Corp. 3.95%, 10/15/2020	67,000	72,062
Harley-Davidson, Inc.:
3.50%, 7/28/2025	50,000	52,703
4.63%, 7/28/2045 (a)	50,000	53,649

		178,414

LODGING — 0.1%
Hyatt Hotels Corp. 4.85%, 3/15/2026	25,000	27,936
Marriott International, Inc.:
3.38%, 10/15/2020	125,000	130,112
3.75%, 10/1/2025	150,000	158,524
Starwood Hotels & Resorts Worldwide LLC 3.13%, 2/15/2023	328,000	334,759

		651,331

MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series GMTN, 1.50%, 2/23/2018	50,000	50,235
Series GMTN, 1.70%, 6/16/2018	100,000	100,657
Series MTN, 1.35%, 5/18/2019 (a)	200,000	199,709
Series MTN, 2.00%, 3/5/2020	210,000	212,485
Series MTN, 2.50%, 11/13/2020	50,000	51,395
Series MTN, 3.30%, 6/9/2024	100,000	106,667
Series MTN, 7.15%, 2/15/2019	180,000	203,401

Caterpillar, Inc.:
2.60%, 6/26/2022	140,000	144,171
3.80%, 8/15/2042	100,000	103,010
6.05%, 8/15/2036	165,000	217,478

		1,389,208

MACHINERY-DIVERSIFIED — 0.1%
Cummins, Inc. 4.88%, 10/1/2043 (a)	100,000	118,181
Deere & Co.:
2.60%, 6/8/2022 (a)	201,000	208,515
3.90%, 6/9/2042	150,000	162,549
5.38%, 10/16/2029	75,000	95,912
Flowserve Corp. 4.00%, 11/15/2023	43,000	44,685
John Deere Capital Corp.:
Series MTN, 1.35%, 1/16/2018	100,000	100,154
Series MTN, 1.60%, 7/13/2018	100,000	100,527
Series MTN, 1.95%, 12/13/2018	233,000	235,971
Series MTN, 2.05%, 3/10/2020	122,000	123,735
Series MTN, 2.38%, 7/14/2020	150,000	153,732
Series MTN, 2.80%, 3/4/2021	150,000	156,524
Series MTN, 2.80%, 3/6/2023	50,000	52,026
Rockwell Automation, Inc. 2.88%, 3/1/2025	100,000	103,452
Roper Technologies, Inc.:
2.05%, 10/1/2018	100,000	100,923
3.00%, 12/15/2020	50,000	51,962
3.85%, 12/15/2025	25,000	26,402

		1,835,250

MEDIA — 1.0%
21st Century Fox America, Inc.:
3.70%, 9/15/2024 (a)	112,000	120,498
3.70%, 10/15/2025 (a)	20,000	21,626
4.50%, 2/15/2021	150,000	165,997
4.75%, 9/15/2044	100,000	109,730
4.95%, 10/15/2045 (a)	46,000	52,099
6.15%, 3/1/2037	265,000	331,477
6.40%, 12/15/2035	150,000	192,438
6.65%, 11/15/2037	100,000	131,354
8.88%, 4/26/2023	44,000	58,975
CBS Corp.:
2.30%, 8/15/2019	100,000	101,146
4.85%, 7/1/2042	105,000	111,612
7.88%, 7/30/2030	254,000	359,201
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020 (e)	55,000	57,415
4.46%, 7/23/2022 (e)	100,000	107,746
4.91%, 7/23/2025 (e)	177,000	195,202
6.38%, 10/23/2035 (e)	70,000	82,541
6.48%, 10/23/2045 (e)	635,000	766,116
6.83%, 10/23/2055 (e)	50,000	60,048
Comcast Corp.:
1.63%, 1/15/2022	50,000	49,552
2.35%, 1/15/2027	40,000	39,362
2.75%, 3/1/2023	150,000	154,921
3.15%, 3/1/2026	200,000	211,148
3.20%, 7/15/2036	50,000	48,831
3.38%, 8/15/2025	45,000	48,120

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.40%, 7/15/2046	$55,000	$53,168
4.20%, 8/15/2034	83,000	91,395
4.25%, 1/15/2033	100,000	110,790
4.40%, 8/15/2035	38,000	42,922
4.50%, 1/15/2043	150,000	169,439
4.65%, 7/15/2042	200,000	230,206
5.15%, 3/1/2020	150,000	167,776
5.88%, 2/15/2018	90,000	95,875
6.40%, 5/15/2038	210,000	289,905
6.95%, 8/15/2037	200,000	290,484
Discovery Communications LLC:
4.38%, 6/15/2021	128,000	138,331
5.05%, 6/1/2020	150,000	164,180
6.35%, 6/1/2040	200,000	216,685
Grupo Televisa SAB 6.00%, 5/15/2018	200,000	213,356
NBCUniversal Media LLC:
2.88%, 1/15/2023	350,000	363,654
4.38%, 4/1/2021	250,000	277,897
5.15%, 4/30/2020	335,000	375,184
Scripps Networks Interactive, Inc.:
3.50%, 6/15/2022	100,000	104,386
3.90%, 11/15/2024	50,000	52,394
Thomson Reuters Corp.:
3.35%, 5/15/2026	215,000	220,101
4.70%, 10/15/2019	100,000	108,302
5.85%, 4/15/2040	115,000	137,722
Time Warner Cable LLC:
4.00%, 9/1/2021	100,000	105,920
4.50%, 9/15/2042	100,000	95,251
5.50%, 9/1/2041	270,000	287,219
6.75%, 7/1/2018	700,000	760,172
6.75%, 6/15/2039	100,000	121,378
Time Warner, Inc.:
2.95%, 7/15/2026	265,000	267,698
3.55%, 6/1/2024	100,000	106,114
3.88%, 1/15/2026	100,000	108,225
4.00%, 1/15/2022	233,000	254,027
4.85%, 7/15/2045	50,000	55,858
4.88%, 3/15/2020	750,000	827,099
4.90%, 6/15/2042	100,000	110,556
7.70%, 5/1/2032	190,000	267,027
Viacom, Inc.:
2.25%, 2/4/2022	50,000	49,760
3.13%, 6/15/2022	50,000	50,961
3.45%, 10/4/2026 (c)	100,000	99,858
3.88%, 12/15/2021	359,000	381,258
4.38%, 3/15/2043	45,000	41,066
4.50%, 2/27/2042	250,000	234,767
6.13%, 10/5/2017	6,000	6,258
Walt Disney Co.:
2.75%, 8/16/2021	100,000	105,163
3.00%, 2/13/2026	100,000	105,375
4.13%, 6/1/2044	100,000	112,109
4.38%, 8/16/2041	200,000	229,894
Series GMTN, 1.85%, 5/30/2019	200,000	203,152
Series MTN, 0.88%, 7/12/2019	20,000	19,798
Series MTN, 1.85%, 7/30/2026	30,000	28,621
Series MTN, 2.35%, 12/1/2022	50,000	51,175

Series MTN, 3.00%, 7/30/2046	25,000	23,300
Series MTN, 3.75%, 6/1/2021	100,000	109,897

		12,710,263

METAL FABRICATE & HARDWARE — 0.0% (d)
Precision Castparts Corp.:
1.25%, 1/15/2018	200,000	200,537
2.50%, 1/15/2023	100,000	102,734
Timken Co. 3.88%, 9/1/2024	70,000	69,847
Valmont Industries, Inc. 5.00%, 10/1/2044	200,000	195,213

		568,331

MINING — 0.2%
Barrick Gold Corp.:
4.10%, 5/1/2023	32,000	34,531
5.25%, 4/1/2042	100,000	109,024
Barrick North America Finance LLC:
4.40%, 5/30/2021	200,000	219,458
5.70%, 5/30/2041	100,000	113,985
BHP Billiton Finance USA, Ltd.:
2.05%, 9/30/2018	200,000	202,317
2.88%, 2/24/2022	150,000	156,733
3.85%, 9/30/2023 (a)	200,000	218,889
6.50%, 4/1/2019	100,000	112,023
Goldcorp, Inc.
5.45%, 6/9/2044	200,000	215,701
Newmont Mining Corp.:
3.50%, 3/15/2022 (a)	150,000	156,213
4.88%, 3/15/2042	135,000	141,449
6.25%, 10/1/2039	100,000	117,236
Rio Tinto Finance USA PLC:
3.50%, 3/22/2022 (a)	195,000	210,015
4.13%, 8/21/2042	128,000	131,928
Rio Tinto Finance USA, Ltd.:
3.75%, 9/20/2021	100,000	108,271
9.00%, 5/1/2019	398,000	471,381
Southern Copper Corp.:
3.88%, 4/23/2025 (a)	120,000	120,900
5.25%, 11/8/2042 (a)	220,000	207,625

		3,047,679

MISCELLANEOUS MANUFACTURER — 0.3%
3M Co.:
Series MTN, 1.38%, 8/7/2018	50,000	50,224
Series MTN, 1.63%, 9/19/2021	100,000	100,289
Series MTN, 2.00%, 8/7/2020	50,000	51,038
Series MTN, 3.00%, 8/7/2025	150,000	161,139
Series MTN, 3.88%, 6/15/2044	100,000	110,721
Carlisle Cos., Inc. 3.75%, 11/15/2022	100,000	103,665
Crane Co. 4.45%, 12/15/2023	50,000	53,589
Dover Corp. 4.30%, 3/1/2021	100,000	108,553
Eaton Corp.:
1.50%, 11/2/2017	75,000	75,073
4.00%, 11/2/2032	140,000	148,328
4.15%, 11/2/2042	115,000	122,757
General Electric Co.:
2.70%, 10/9/2022	361,000	374,782
4.13%, 10/9/2042	6,000	6,569

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.50%, 3/11/2044	$500,000	$573,981
5.25%, 12/6/2017	751,000	787,358
Hexcel Corp. 4.70%, 8/15/2025	25,000	26,685
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	120,000	131,826
4.88%, 9/15/2041	100,000	122,795
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	200,000	219,341
Parker-Hannifin Corp. Series MTN, 4.20%, 11/21/2034	70,000	78,245
Pentair Finance SA:
2.65%, 12/1/2019	100,000	99,768
4.65%, 9/15/2025	175,000	184,522
Textron, Inc. 3.88%, 3/1/2025	55,000	57,341
Tyco Electronics Group SA:
3.70%, 2/15/2026	100,000	106,315
4.88%, 1/15/2021	100,000	109,627
Tyco International Finance SA 5.13%, 9/14/2045	200,000	237,157

		4,201,688

MULTI-NATIONAL — 0.4%
Council of Europe Development Bank
1.13%, 5/31/2018	150,000	150,321
European Bank for Reconstruction & Development 1.63%, 11/15/2018	200,000	202,693
European Investment Bank:
1.00%, 6/15/2018	350,000	350,153
1.75%, 6/17/2019	1,100,000	1,118,562
1.88%, 3/15/2019	150,000	152,837
2.50%, 4/15/2021	250,000	262,343
2.50%, 10/15/2024	800,000	846,507
Series MTN, 1.25%, 5/15/2019	700,000	702,718
Inter-American Development Bank 1.25%, 10/15/2019	400,000	401,620
International Bank for Reconstruction & Development:
2.13%, 11/1/2020	200,000	207,188
Series GDIF, 2.50%, 11/25/2024	100,000	106,044
Series GMTN, 4.75%, 2/15/2035	600,000	809,227

		5,310,213

OFFICE & BUSINESS EQUIPMENT — 0.1%
Pitney Bowes, Inc.:
4.75%, 5/15/2018	72,000	74,605
Series MTN, 5.60%, 3/15/2018	200,000	209,658
Xerox Corp. 6.35%, 5/15/2018	300,000	318,000

		602,263

OIL & GAS — 1.9%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031	200,000	249,967
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	50,000	53,672
5.55%, 3/15/2026 (a)	250,000	283,580
6.45%, 9/15/2036	100,000	117,019
6.60%, 3/15/2046	35,000	42,699
Apache Corp.:
3.25%, 4/15/2022	400,000	410,913

4.75%, 4/15/2043	200,000	205,057
5.10%, 9/1/2040	170,000	177,545
BP Capital Markets PLC:
1.38%, 5/10/2018	100,000	99,866
1.67%, 2/13/2018	50,000	50,314
1.68%, 5/3/2019	20,000	20,050
2.24%, 5/10/2019	400,000	406,210
2.24%, 9/26/2018	100,000	101,426
2.32%, 2/13/2020	100,000	102,025
2.75%, 5/10/2023	400,000	406,615
3.12%, 5/4/2026	25,000	25,637
3.25%, 5/6/2022	142,000	149,440
3.51%, 3/17/2025 (a)	150,000	158,427
3.56%, 11/1/2021	100,000	107,291
4.74%, 3/11/2021	200,000	223,720
British Transco Finance, Inc. 6.63%, 6/1/2018	200,000	215,736
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	105,000	117,220
6.50%, 2/15/2037	250,000	280,958
Chevron Corp.:
1.10%, 12/5/2017	100,000	99,994
1.34%, 11/9/2017	121,000	121,377
1.37%, 3/2/2018	112,000	112,402
1.56%, 5/16/2019	100,000	100,217
1.72%, 6/24/2018	100,000	100,663
1.79%, 11/16/2018	100,000	100,898
1.96%, 3/3/2020	118,000	119,405
2.10%, 5/16/2021	100,000	101,243
2.41%, 3/3/2022	50,000	51,037
2.42%, 11/17/2020	100,000	102,627
2.43%, 6/24/2020	361,000	370,972
2.57%, 5/16/2023	100,000	102,665
2.95%, 5/16/2026 (a)	100,000	103,376
3.19%, 6/24/2023	187,000	198,636
3.33%, 11/17/2025	150,000	160,342
CNOOC Finance 2013, Ltd. 3.00%, 5/9/2023	250,000	252,586
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	250,000	260,093
CNOOC Nexen Finance 2014 ULC 4.25%, 4/30/2024	200,000	215,331
ConocoPhillips 6.00%, 1/15/2020	18,000	20,254
ConocoPhillips Co.:
2.20%, 5/15/2020 (a)	85,000	85,742
3.35%, 11/15/2024 (a)	200,000	205,486
3.35%, 5/15/2025 (a)	155,000	158,910
4.15%, 11/15/2034	100,000	100,213
4.95%, 3/15/2026	400,000	451,804
5.75%, 2/1/2019 (a)	346,000	376,449
5.90%, 10/15/2032	250,000	294,959
ConocoPhillips Holding Co. 6.95%, 4/15/2029	95,000	120,724
Devon Energy Corp. 7.95%, 4/15/2032	200,000	245,209
Devon Financing Co. LLC 7.88%, 9/30/2031	50,000	61,981
Ecopetrol SA:
4.13%, 1/16/2025	270,000	261,900

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.88%, 9/18/2023	$100,000	$108,000
7.63%, 7/23/2019 (a)	175,000	199,719
Encana Corp. 3.90%, 11/15/2021 (a)	300,000	300,563
EOG Resources, Inc.:
3.90%, 4/1/2035	100,000	100,871
4.10%, 2/1/2021	100,000	107,623
4.15%, 1/15/2026	50,000	54,701
5.10%, 1/15/2036	50,000	57,699
5.63%, 6/1/2019	129,000	141,517
EQT Corp. 8.13%, 6/1/2019	100,000	114,345
Exxon Mobil Corp.:
1.71%, 3/1/2019 (a)	100,000	100,904
1.82%, 3/15/2019	100,000	101,147
1.91%, 3/6/2020	200,000	202,723
2.22%, 3/1/2021	350,000	356,962
2.40%, 3/6/2022	200,000	204,519
2.71%, 3/6/2025	100,000	102,757
2.73%, 3/1/2023	88,000	91,461
3.04%, 3/1/2026 (a)	100,000	104,953
3.18%, 3/15/2024	100,000	106,219
3.57%, 3/6/2045	45,000	46,080
4.11%, 3/1/2046	65,000	72,695
Hess Corp.:
4.30%, 4/1/2027	100,000	100,938
5.60%, 2/15/2041 (a)	243,000	241,621
5.80%, 4/1/2047	100,000	102,851
7.88%, 10/1/2029	100,000	120,739
Husky Energy, Inc. 3.95%, 4/15/2022	271,000	287,687
Marathon Oil Corp.:
2.70%, 6/1/2020	200,000	195,589
2.80%, 11/1/2022 (a)	224,000	206,819
6.80%, 3/15/2032	100,000	104,059
Marathon Petroleum Corp.:
5.13%, 3/1/2021	100,000	109,841
5.85%, 12/15/2045	314,000	316,916
6.50%, 3/1/2041	49,000	53,859
Nabors Industries, Inc. 4.63%, 9/15/2021	175,000	165,375
Nexen Energy ULC:
5.88%, 3/10/2035	100,000	123,195
6.40%, 5/15/2037	125,000	164,464
Noble Energy, Inc.:
3.90%, 11/15/2024	300,000	307,013
5.25%, 11/15/2043	125,000	126,564
Occidental Petroleum Corp.:
1.50%, 2/15/2018	400,000	401,073
3.40%, 4/15/2026 (a)	100,000	105,660
Series 1, 4.10%, 2/1/2021	100,000	108,632
Petro-Canada:
5.95%, 5/15/2035	100,000	120,521
7.88%, 6/15/2026	180,000	241,549
Petroleos Mexicanos:
2.38%, 4/15/2025	85,500	87,319
3.50%, 7/18/2018	100,000	101,569
4.50%, 1/23/2026 (a)	275,000	267,099
4.63%, 9/21/2023 (a) (e)	150,000	150,424
4.88%, 1/24/2022	350,000	358,723
4.88%, 1/18/2024	200,000	202,042

5.50%, 2/4/2019 (a) (e)	260,000	274,785
5.50%, 1/21/2021 (a)	200,000	212,530
5.50%, 6/27/2044	125,000	108,264
5.63%, 1/23/2046	325,000	284,391
5.75%, 3/1/2018	170,000	177,810
6.38%, 2/4/2021 (e)	100,000	109,151
6.38%, 1/23/2045	100,000	95,856
6.50%, 6/2/2041	150,000	146,693
6.63%, 6/15/2035	215,000	216,406
6.75%, 9/21/2047 (e)	150,000	150,528
6.88%, 8/4/2026 (e)	100,000	112,300
8.00%, 5/3/2019	100,000	112,211
Phillips 66:
4.30%, 4/1/2022	100,000	110,042
4.88%, 11/15/2044	75,000	83,455
5.88%, 5/1/2042	250,000	311,507
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	50,000	52,100
4.45%, 1/15/2026	50,000	54,434
7.20%, 1/15/2028	100,000	122,617
Sasol Financing International PLC 4.50%, 11/14/2022	100,000	102,497
Shell International Finance B.V.:
1.25%, 11/10/2017	142,000	142,297
1.38%, 9/12/2019	100,000	99,565
1.63%, 11/10/2018	400,000	400,954
1.75%, 9/12/2021	100,000	99,466
1.88%, 5/10/2021	150,000	149,746
2.00%, 11/15/2018	500,000	505,625
2.13%, 5/11/2020	100,000	101,329
2.25%, 11/10/2020	100,000	101,720
2.50%, 9/12/2026	100,000	98,635
2.88%, 5/10/2026	150,000	152,628
3.25%, 5/11/2025	150,000	157,987
3.63%, 8/21/2042	200,000	193,216
3.75%, 9/12/2046	100,000	98,887
4.00%, 5/10/2046	150,000	153,612
4.13%, 5/11/2035	63,000	67,168
4.38%, 5/11/2045	200,000	216,191
4.55%, 8/12/2043	100,000	110,181
6.38%, 12/15/2038	20,000	27,008
Statoil ASA:
2.90%, 11/8/2020	120,000	125,229
3.25%, 11/10/2024	276,000	291,999
5.10%, 8/17/2040	225,000	269,340
5.25%, 4/15/2019	168,000	183,520
6.70%, 1/15/2018	50,000	53,319
7.75%, 6/15/2023	200,000	257,206
Suncor Energy, Inc. 6.10%, 6/1/2018	200,000	214,362
Total Capital Canada, Ltd. 1.45%, 1/15/2018	296,000	297,399
Total Capital International SA:
2.13%, 1/10/2019	150,000	152,336
2.75%, 6/19/2021	100,000	104,306
2.88%, 2/17/2022	30,000	31,264
3.70%, 1/15/2024	100,000	109,646
3.75%, 4/10/2024	100,000	109,554
Total Capital SA 4.45%, 6/24/2020	59,000	64,854
Valero Energy Corp.:
4.90%, 3/15/2045	100,000	98,749

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

6.13%, 2/1/2020	$181,000	$203,437
6.63%, 6/15/2037	100,000	116,768
XTO Energy, Inc. 6.75%, 8/1/2037	45,000	66,222

		25,073,783

OIL & GAS SERVICES — 0.1%
Baker Hughes, Inc.:
3.20%, 8/15/2021	43,000	44,701
5.13%, 9/15/2040	100,000	110,942
FMC Technologies, Inc. 2.00%, 10/1/2017	100,000	99,271
Halliburton Co.:
3.80%, 11/15/2025 (a)	195,000	202,341
4.85%, 11/15/2035	50,000	53,613
5.00%, 11/15/2045	42,000	45,841
5.90%, 9/15/2018	300,000	323,772
6.15%, 9/15/2019	200,000	224,154
7.45%, 9/15/2039	100,000	137,794
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	263,000	246,570
3.95%, 12/1/2042	50,000	39,124
Schlumberger Investment SA 3.65%, 12/1/2023	142,000	153,185

		1,681,308

PACKAGING & CONTAINERS — 0.0% (d)
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	109,243
Packaging Corp. of America 3.65%, 9/15/2024	100,000	104,396
Sonoco Products Co. 5.75%, 11/1/2040	50,000	58,761
WestRock RKT Co. 3.50%, 3/1/2020	100,000	104,445

		376,845

PHARMACEUTICALS — 1.3%
Abbott Laboratories:
5.13%, 4/1/2019	99,000	107,834
6.00%, 4/1/2039	275,000	356,942
AbbVie, Inc.:
1.75%, 11/6/2017	787,000	790,333
1.80%, 5/14/2018	145,000	145,555
2.50%, 5/14/2020	300,000	305,679
2.90%, 11/6/2022	200,000	205,141
3.20%, 11/6/2022	100,000	103,985
3.60%, 5/14/2025	325,000	339,170
4.40%, 11/6/2042	175,000	181,002
4.50%, 5/14/2035	60,000	63,578
4.70%, 5/14/2045	450,000	486,703
Actavis Funding SCS:
2.35%, 3/12/2018	445,000	450,333
2.45%, 6/15/2019	45,000	45,857
3.00%, 3/12/2020	80,000	82,608
3.45%, 3/15/2022	150,000	157,450
3.80%, 3/15/2025	55,000	58,070
4.55%, 3/15/2035	55,000	58,248
4.75%, 3/15/2045	70,000	76,510
Actavis, Inc.:
3.25%, 10/1/2022	263,000	272,175
6.13%, 8/15/2019	100,000	111,823
Allergan, Inc. 2.80%, 3/15/2023	200,000	198,748

AmerisourceBergen Corp. 3.40%, 5/15/2024	100,000	105,978
AstraZeneca PLC:
1.95%, 9/18/2019	100,000	101,223
2.38%, 11/16/2020	100,000	102,302
3.38%, 11/16/2025	100,000	106,619
4.00%, 9/18/2042	121,000	125,938
4.38%, 11/16/2045	45,000	49,680
Baxalta, Inc.:
2.00%, 6/22/2018	15,000	15,061
2.88%, 6/23/2020	100,000	102,551
3.60%, 6/23/2022	50,000	52,590
4.00%, 6/23/2025	150,000	159,916
5.25%, 6/23/2045	25,000	29,534
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023	50,000	54,257
3.25%, 8/1/2042	300,000	299,856
4.50%, 3/1/2044	24,000	29,049
Cardinal Health, Inc.:
1.70%, 3/15/2018	57,000	57,197
2.40%, 11/15/2019	200,000	203,770
4.50%, 11/15/2044	100,000	110,401
Eli Lilly & Co.:
2.75%, 6/1/2025	85,000	89,532
5.50%, 3/15/2027	100,000	127,908
Express Scripts Holding Co.:
2.25%, 6/15/2019	150,000	151,867
3.00%, 7/15/2023	100,000	101,367
3.40%, 3/1/2027 (a)	40,000	40,182
3.90%, 2/15/2022	271,000	291,462
4.80%, 7/15/2046	35,000	36,448
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/2018	250,000	267,148
6.38%, 5/15/2038	155,000	223,604
Johnson & Johnson:
1.13%, 11/21/2017	100,000	100,266
1.13%, 3/1/2019	65,000	64,998
1.65%, 3/1/2021	100,000	100,865
1.88%, 12/5/2019	200,000	204,030
2.45%, 3/1/2026	100,000	102,847
3.55%, 5/15/2021	250,000	272,878
3.55%, 3/1/2036	245,000	269,842
3.70%, 3/1/2046	55,000	61,467
4.85%, 5/15/2041	100,000	130,336
McKesson Corp.:
2.85%, 3/15/2023	100,000	102,251
3.80%, 3/15/2024 (a)	200,000	215,534
4.75%, 3/1/2021	100,000	110,548
7.50%, 2/15/2019	200,000	226,971
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	30,000	31,129
4.13%, 11/15/2025 (a)	130,000	141,351
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	107,870
Merck & Co., Inc.:
1.85%, 2/10/2020	100,000	101,657
2.35%, 2/10/2022	100,000	102,315
2.75%, 2/10/2025	60,000	62,091
2.80%, 5/18/2023	150,000	156,400
3.70%, 2/10/2045	180,000	189,581

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.88%, 1/15/2021	$150,000	$163,029
4.15%, 5/18/2043 (a)	100,000	112,453
6.55%, 9/15/2037	100,000	143,470
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	150,000	164,815
Mylan NV:
2.50%, 6/7/2019 (e)	60,000	60,659
3.00%, 12/15/2018 (e)	30,000	30,670
3.15%, 6/15/2021 (e)	300,000	305,518
3.75%, 12/15/2020 (e)	50,000	52,147
3.95%, 6/15/2026 (e)	100,000	100,730
5.25%, 6/15/2046 (a) (e)	65,000	68,169
Mylan, Inc. 4.20%, 11/29/2023	50,000	52,423
Novartis Capital Corp.:
3.00%, 11/20/2025	100,000	105,705
3.40%, 5/6/2024	100,000	109,033
4.00%, 11/20/2045	100,000	110,289
4.40%, 5/6/2044	285,000	333,915
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	200,000	217,823
Perrigo Co. PLC
5.30%, 11/15/2043	200,000	209,292
Pfizer, Inc.:
1.20%, 6/1/2018	100,000	99,984
1.45%, 6/3/2019	200,000	200,646
1.50%, 6/15/2018	100,000	100,488
1.95%, 6/3/2021	100,000	101,147
2.10%, 5/15/2019	100,000	102,013
2.75%, 6/3/2026	200,000	206,760
3.40%, 5/15/2024 (a)	200,000	217,825
4.40%, 5/15/2044	50,000	57,416
6.20%, 3/15/2019	335,000	373,451
Sanofi:
1.25%, 4/10/2018	100,000	100,061
4.00%, 3/29/2021	125,000	137,427
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	200,000	200,251
2.40%, 9/23/2021	150,000	150,285
2.88%, 9/23/2023	150,000	150,859
3.20%, 9/23/2026	150,000	150,916
Teva Pharmaceutical Finance IV B.V. 3.65%, 11/10/2021	200,000	212,013
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	150,000	151,281
Teva Pharmaceutical Finance Netherlands III B.V.:
1.40%, 7/20/2018	50,000	49,814
1.70%, 7/19/2019	55,000	54,885
2.20%, 7/21/2021	125,000	124,639
2.80%, 7/21/2023	295,000	295,496
3.15%, 10/1/2026	70,000	70,311
4.10%, 10/1/2046 (a)	240,000	238,624
Wyeth LLC 5.95%, 4/1/2037	240,000	319,078
Zeneca Wilmington, Inc. 7.00%, 11/15/2023	55,000	69,507
Zoetis, Inc.:
3.25%, 2/1/2023	42,000	43,271
3.45%, 11/13/2020	25,000	26,059

4.50%, 11/13/2025 (a)	50,000	55,773
4.70%, 2/1/2043	60,000	62,924

		16,951,755

PIPELINES — 0.9%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	170,000	162,202
5.95%, 6/1/2026	50,000	54,882
Buckeye Partners L.P.:
2.65%, 11/15/2018	100,000	100,973
4.15%, 7/1/2023	225,000	229,406
4.88%, 2/1/2021	14,000	15,061
Columbia Pipeline Group, Inc.:
3.30%, 6/1/2020	50,000	51,460
4.50%, 6/1/2025	75,000	80,955
5.80%, 6/1/2045	50,000	59,572
Enable Midstream Partners L.P. 3.90%, 5/15/2024	100,000	93,656
Enbridge Energy Partners L.P.:
5.88%, 10/15/2025 (a)	200,000	229,049
Series B, 7.50%, 4/15/2038	100,000	121,277
Energy Transfer Partners L.P.:
2.50%, 6/15/2018	55,000	55,311
4.05%, 3/15/2025	200,000	197,503
4.15%, 10/1/2020	64,000	66,782
4.75%, 1/15/2026	150,000	154,930
5.15%, 3/15/2045	80,000	74,554
6.13%, 12/15/2045	100,000	104,040
6.50%, 2/1/2042	250,000	263,255
6.70%, 7/1/2018	300,000	321,913
EnLink Midstream Partners L.P. 4.85%, 7/15/2026	60,000	60,194
Enterprise Products Operating LLC:
1.65%, 5/7/2018	300,000	299,954
2.85%, 4/15/2021	30,000	30,768
3.70%, 2/15/2026	100,000	103,233
3.75%, 2/15/2025	75,000	77,892
3.95%, 2/15/2027	20,000	21,011
4.85%, 8/15/2042	270,000	278,693
4.90%, 5/15/2046	200,000	210,805
4.95%, 10/15/2054	200,000	198,894
5.20%, 9/1/2020	200,000	222,845
5.70%, 2/15/2042	50,000	56,697
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021 (a)	100,000	103,219
3.95%, 9/1/2022	383,000	400,952
4.25%, 9/1/2024	250,000	257,812
5.50%, 3/1/2044	315,000	315,751
5.63%, 9/1/2041	50,000	49,616
5.80%, 3/15/2035	175,000	180,364
6.50%, 9/1/2039	175,000	188,492
Kinder Morgan, Inc.:
4.30%, 6/1/2025 (a)	100,000	104,107
5.55%, 6/1/2045	200,000	206,286
Magellan Midstream Partners L.P.:
4.20%, 12/1/2042	100,000	96,414
4.20%, 3/15/2045	100,000	96,258
5.00%, 3/1/2026	50,000	56,648

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

MPLX L.P.:
4.88%, 12/1/2024	$215,000	$222,380
5.50%, 2/15/2023	275,000	284,102
ONEOK Partners L.P.:
2.00%, 10/1/2017	175,000	174,725
3.80%, 3/15/2020 (a)	50,000	51,854
4.90%, 3/15/2025	100,000	107,644
6.13%, 2/1/2041	100,000	108,200
Plains All American Pipeline L.P. / PAA Finance Corp.:
4.30%, 1/31/2043	100,000	82,409
2.85%, 1/31/2023	250,000	237,324
4.65%, 10/15/2025	100,000	103,975
6.50%, 5/1/2018	225,000	239,934
Spectra Energy Capital LLC 8.00%, 10/1/2019	175,000	201,685
Sunoco Logistics Partners Operations L.P.:
3.90%, 7/15/2026	100,000	101,538
4.25%, 4/1/2024 (a)	60,000	62,445
4.40%, 4/1/2021	50,000	53,665
5.35%, 5/15/2045	100,000	102,458
5.95%, 12/1/2025	50,000	58,037
TC PipeLines L.P. 4.38%, 3/13/2025	50,000	49,713
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	200,000	244,968
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	100,034
3.80%, 10/1/2020 (a)	200,000	213,031
4.63%, 3/1/2034	200,000	218,479
4.88%, 1/15/2026	100,000	115,631
6.10%, 6/1/2040	200,000	253,725
6.50%, 8/15/2018	70,000	76,016
7.63%, 1/15/2039	100,000	145,823
Western Gas Partners L.P.:
2.60%, 8/15/2018	100,000	100,070
4.65%, 7/1/2026	50,000	52,118
Williams Partners L.P.:
3.35%, 8/15/2022	151,000	150,336
3.60%, 3/15/2022	89,000	90,148
3.90%, 1/15/2025	65,000	64,968
4.00%, 11/15/2021	75,000	77,745
4.00%, 9/15/2025	100,000	100,317
4.30%, 3/4/2024	200,000	205,511
4.90%, 1/15/2045	120,000	114,686
5.10%, 9/15/2045	200,000	196,966
5.25%, 3/15/2020	110,000	118,492
6.30%, 4/15/2040	35,000	38,266

		10,973,104

REAL ESTATE — 0.1%
American Campus Communities Operating Partnership L.P. 4.13%, 7/1/2024	50,000	53,210
CBRE Services, Inc. 4.88%, 3/1/2026	100,000	104,266

Omega Healthcare Investors, Inc.:
4.50%, 4/1/2027 (a)	150,000	151,765
5.25%, 1/15/2026	50,000	53,499
Post Apartment Homes L.P. 3.38%, 12/1/2022	25,000	25,582
Prologis L.P.:
2.75%, 2/15/2019	125,000	128,001
3.35%, 2/1/2021	100,000	105,294

		621,617

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Alexandria Real Estate Equities, Inc.:
3.95%, 1/15/2027	50,000	52,074
4.30%, 1/15/2026	50,000	54,055
4.50%, 7/30/2029	45,000	48,327
American Tower Corp.:
2.25%, 1/15/2022	50,000	49,898
3.13%, 1/15/2027	50,000	49,775
3.38%, 10/15/2026	250,000	253,511
3.40%, 2/15/2019	100,000	103,825
3.45%, 9/15/2021	175,000	183,842
4.00%, 6/1/2025 (a)	100,000	106,875
5.00%, 2/15/2024	90,000	101,779
5.90%, 11/1/2021	100,000	116,427
AvalonBay Communities, Inc.:
2.95%, 5/11/2026	50,000	50,053
Series GMTN, 3.45%, 6/1/2025	100,000	104,031
Series GMTN, 3.50%, 11/15/2024	100,000	104,865
Boston Properties L.P.:
2.75%, 10/1/2026	50,000	48,980
3.65%, 2/1/2026	265,000	279,111
4.13%, 5/15/2021	200,000	217,329
5.63%, 11/15/2020	89,000	100,988
Brandywine Operating Partnership L.P. 4.55%, 10/1/2029	200,000	208,735
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	100,000	100,166
3.88%, 8/15/2022	30,000	31,458
4.13%, 6/15/2026	50,000	51,654
Camden Property Trust 4.88%, 6/15/2023	150,000	167,730
CBL & Associates L.P. 5.25%, 12/1/2023	50,000	51,054
Columbia Property Trust Operating Partnership L.P. 3.65%, 8/15/2026	50,000	50,376
Corporate Office Properties L.P. 3.70%, 6/15/2021	50,000	51,704
Crown Castle International Corp.:
2.25%, 9/1/2021	55,000	55,004
3.40%, 2/15/2021	255,000	266,994
4.45%, 2/15/2026	65,000	71,293
CubeSmart L.P. 4.00%, 11/15/2025	50,000	53,440
DDR Corp.:
3.38%, 5/15/2023	100,000	100,675
3.63%, 2/1/2025	150,000	151,764
Digital Realty Trust L.P.:
3.63%, 10/1/2022	100,000	103,587
5.88%, 2/1/2020	18,000	20,118

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Duke Realty L.P.:
3.25%, 6/30/2026	$30,000	$30,474
3.75%, 12/1/2024	125,000	131,951
EPR Properties:
4.50%, 4/1/2025	100,000	101,333
5.75%, 8/15/2022	100,000	110,089
ERP Operating L.P.:
3.38%, 6/1/2025	100,000	104,232
4.50%, 6/1/2045	50,000	55,257
4.75%, 7/15/2020	24,000	26,423
Essex Portfolio L.P.:
3.38%, 4/15/2026	100,000	102,150
3.88%, 5/1/2024	50,000	53,007
Federal Realty Investment Trust:
3.63%, 8/1/2046	40,000	39,234
4.50%, 12/1/2044	50,000	56,118
HCP, Inc.:
2.63%, 2/1/2020	10,000	10,128
3.88%, 8/15/2024	150,000	152,661
4.00%, 6/1/2025	150,000	153,698
4.20%, 3/1/2024	120,000	124,845
5.38%, 2/1/2021	100,000	110,931
Healthcare Realty Trust, Inc. 3.75%, 4/15/2023	100,000	101,930
Healthcare Trust of America Holdings L.P.:
3.38%, 7/15/2021	50,000	51,252
3.50%, 8/1/2026	40,000	40,301
Hospitality Properties Trust:
4.25%, 2/15/2021	50,000	53,320
4.50%, 3/15/2025	100,000	101,624
Host Hotels & Resorts L.P.:
Series C, 4.75%, 3/1/2023	50,000	53,852
Series E, 4.00%, 6/15/2025	95,000	97,700
Kilroy Realty L.P. 3.80%, 1/15/2023	100,000	104,631
Kimco Realty Corp.:
2.80%, 10/1/2026	100,000	98,645
3.20%, 5/1/2021	100,000	104,430
Kite Realty Group L.P. 4.00%, 10/1/2026	50,000	50,578
Liberty Property L.P.:
3.25%, 10/1/2026	50,000	50,305
4.13%, 6/15/2022	100,000	106,694
4.40%, 2/15/2024	63,000	68,169
Mid-America Apartments L.P. 3.75%, 6/15/2024	100,000	104,250
National Retail Properties, Inc.:
3.30%, 4/15/2023	50,000	50,835
4.00%, 11/15/2025	65,000	68,696
Realty Income Corp.:
3.88%, 7/15/2024	60,000	62,870
5.88%, 3/15/2035	50,000	61,171
Regency Centers L.P. 3.90%, 11/1/2025	60,000	63,891
Select Income REIT:
3.60%, 2/1/2020	100,000	101,244
4.50%, 2/1/2025	100,000	101,305
Senior Housing Properties Trust 3.25%, 5/1/2019	50,000	50,307

Simon Property Group L.P.:
2.50%, 9/1/2020	50,000	51,428
3.30%, 1/15/2026 (a)	200,000	210,603
3.50%, 9/1/2025	50,000	53,525
5.65%, 2/1/2020	200,000	224,124
Sovran Acquisition L.P. 3.50%, 7/1/2026	50,000	50,985
Spirit Realty L.P. 4.45%, 9/15/2026 (e)	50,000	49,769
Tanger Properties L.P. 6.13%, 6/1/2020	176,000	200,244
UDR, Inc.:
Series MTN, 2.95%, 9/1/2026	25,000	24,772
Series MTN, 4.00%, 10/1/2025	100,000	107,593
Ventas Realty L.P.:
3.75%, 5/1/2024	50,000	52,598
4.13%, 1/15/2026	63,000	68,020
Ventas Realty L.P. / Ventas Capital Corp.:
2.00%, 2/15/2018	100,000	100,305
2.70%, 4/1/2020	284,000	290,740
Vornado Realty L.P. 2.50%, 6/30/2019	100,000	101,222
Weingarten Realty Investors:
3.25%, 8/15/2026	50,000	49,552
3.85%, 6/1/2025	50,000	51,981
Welltower, Inc.:
4.13%, 4/1/2019	300,000	314,802
4.25%, 4/1/2026	50,000	53,816
5.25%, 1/15/2022	100,000	113,230
Weyerhaeuser Co.:
4.63%, 9/15/2023	150,000	166,821
7.38%, 3/15/2032	50,000	67,552
WP Carey, Inc. 4.60%, 4/1/2024	200,000	208,047

		9,283,757

RETAIL — 1.0%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	200,000	215,285
AutoNation, Inc.:
3.35%, 1/15/2021	25,000	25,698
4.50%, 10/1/2025	20,000	21,254
AutoZone, Inc.:
1.63%, 4/21/2019	10,000	10,025
3.13%, 7/15/2023	100,000	103,218
3.13%, 4/21/2026	25,000	25,627
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	20,000	20,027
Costco Wholesale Corp. 1.13%, 12/15/2017	229,000	229,727
CVS Health Corp.:
1.90%, 7/20/2018	100,000	100,941
2.13%, 6/1/2021 (a)	250,000	252,529
2.25%, 12/5/2018	100,000	101,770
2.80%, 7/20/2020	340,000	352,259
2.88%, 6/1/2026	250,000	253,471
3.88%, 7/20/2025	286,000	312,037
4.00%, 12/5/2023	50,000	54,954
5.13%, 7/20/2045	380,000	465,115

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Dollar General Corp. 1.88%, 4/15/2018	$100,000	$100,554
Home Depot, Inc.:
2.00%, 6/15/2019	350,000	357,148
2.00%, 4/1/2021	100,000	101,642
2.25%, 9/10/2018	200,000	204,259
2.70%, 4/1/2023	286,000	296,910
3.00%, 4/1/2026	50,000	52,873
4.25%, 4/1/2046	25,000	28,584
4.40%, 3/15/2045	20,000	23,222
4.88%, 2/15/2044	50,000	61,187
5.95%, 4/1/2041	350,000	477,795
Kohl’s Corp.:
3.25%, 2/1/2023	100,000	99,689
4.25%, 7/17/2025	50,000	51,713
5.55%, 7/17/2045	50,000	48,922
Lowe’s Cos., Inc.:
1.15%, 4/15/2019	40,000	39,954
2.50%, 4/15/2026	200,000	200,714
3.70%, 4/15/2046	100,000	103,393
4.38%, 9/15/2045	180,000	204,270
5.13%, 11/15/2041	200,000	247,174
5.50%, 10/15/2035	200,000	251,638
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	114,000	111,510
3.45%, 1/15/2021	50,000	52,203
4.38%, 9/1/2023	165,000	174,457
4.50%, 12/15/2034	100,000	92,903
6.70%, 7/15/2034 (a)	50,000	55,226
McDonald’s Corp.:
2.75%, 12/9/2020	145,000	150,290
Series MTN, 3.38%, 5/26/2025	100,000	105,376
Series MTN, 3.70%, 1/30/2026	60,000	64,568
Series MTN, 4.88%, 12/9/2045	150,000	175,611
Series MTN, 5.35%, 3/1/2018	417,000	440,871
Series MTN, 6.30%, 10/15/2037	100,000	132,121
Series MTN, 6.30%, 3/1/2038	125,000	165,605
Nordstrom, Inc.:
4.00%, 10/15/2021	100,000	107,465
5.00%, 1/15/2044	200,000	208,993
O’Reilly Automotive, Inc. 3.55%, 3/15/2026	100,000	105,743
QVC, Inc.:
4.45%, 2/15/2025	135,000	132,342
5.13%, 7/2/2022	50,000	53,409
5.45%, 8/15/2034	25,000	22,832
Ross Stores, Inc. 3.38%, 9/15/2024	50,000	52,488
Starbucks Corp.:
2.10%, 2/4/2021	30,000	30,811
2.45%, 6/15/2026	100,000	101,549
2.70%, 6/15/2022	64,000	67,046
4.30%, 6/15/2045	35,000	41,301
Target Corp.:
2.50%, 4/15/2026	50,000	50,908
2.90%, 1/15/2022	271,000	285,082
3.63%, 4/15/2046 (a)	45,000	46,429
4.00%, 7/1/2042 (a)	225,000	245,081
6.00%, 1/15/2018	100,000	106,239

TJX Cos., Inc.:
2.50%, 5/15/2023	130,000	133,659
6.95%, 4/15/2019	100,000	113,870
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	50,000	50,125
2.55%, 4/11/2023	50,000	51,895
3.63%, 7/8/2020	100,000	108,051
4.00%, 4/11/2043	50,000	55,870
4.75%, 10/2/2043	150,000	185,711
5.25%, 9/1/2035	200,000	264,506
5.63%, 4/15/2041	200,000	271,107
5.80%, 2/15/2018	150,000	159,894
5.88%, 4/5/2027	200,000	261,905
6.50%, 8/15/2037	597,000	877,429
Walgreen Co.:
4.40%, 9/15/2042	100,000	104,231
5.25%, 1/15/2019	25,000	26,909
Walgreens Boots Alliance, Inc.:
1.75%, 5/30/2018	70,000	70,356
2.60%, 6/1/2021	95,000	97,176
3.10%, 6/1/2023	55,000	56,727
3.30%, 11/18/2021	100,000	105,661
3.45%, 6/1/2026	45,000	46,737
3.80%, 11/18/2024	400,000	428,494
4.65%, 6/1/2046	20,000	21,779

		12,366,129

SEMICONDUCTORS — 0.2%
Altera Corp. 2.50%, 11/15/2018	100,000	102,801
Analog Devices, Inc.:
3.90%, 12/15/2025	30,000	32,017
5.30%, 12/15/2045	50,000	55,350
Applied Materials, Inc. 5.85%, 6/15/2041	140,000	174,480
Intel Corp.:
1.35%, 12/15/2017	172,000	172,906
1.70%, 5/19/2021	100,000	100,334
2.45%, 7/29/2020 (a)	85,000	87,885
2.60%, 5/19/2026	100,000	101,782
3.30%, 10/1/2021	50,000	53,661
3.70%, 7/29/2025 (a)	245,000	270,821
4.10%, 5/19/2046	100,000	107,044
4.25%, 12/15/2042	150,000	163,425
4.80%, 10/1/2041	185,000	216,252
4.90%, 7/29/2045	40,000	47,648
KLA-Tencor Corp. 4.13%, 11/1/2021	86,000	92,250
Lam Research Corp.:
2.75%, 3/15/2020	6,000	6,157
2.80%, 6/15/2021	50,000	51,326
3.45%, 6/15/2023	25,000	25,481
3.90%, 6/15/2026	100,000	103,139
NVIDIA Corp.:
2.20%, 9/16/2021	30,000	30,098
3.20%, 9/16/2026	50,000	50,682
QUALCOMM, Inc.:
1.40%, 5/18/2018	148,000	147,977
3.00%, 5/20/2022	428,000	448,056
4.65%, 5/20/2035	150,000	160,824

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Texas Instruments, Inc. 1.75%, 5/1/2020	$250,000	$252,179
Xilinx, Inc. 3.00%, 3/15/2021	100,000	104,053

		3,158,628

SOFTWARE — 0.7%
Activision Blizzard, Inc.:
2.30%, 9/15/2021 (a) (e)	30,000	30,102
3.40%, 9/15/2026 (e)	50,000	50,302
Adobe Systems, Inc.:
3.25%, 2/1/2025	65,000	68,174
4.75%, 2/1/2020	14,000	15,381
Autodesk, Inc.:
3.13%, 6/15/2020	100,000	102,698
4.38%, 6/15/2025 (a)	150,000	158,667
Broadridge Financial Solutions, Inc. 3.40%, 6/27/2026	50,000	50,990
CA, Inc. 4.50%, 8/15/2023	150,000	162,889
CDK Global, Inc. 3.30%, 10/15/2019	65,000	65,408
Dun & Bradstreet Corp. 4.00%, 6/15/2020	50,000	52,152
Electronic Arts, Inc.:
3.70%, 3/1/2021	50,000	52,779
4.80%, 3/1/2026	50,000	55,362
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	255,000	256,313
2.85%, 10/15/2018	55,000	56,385
3.50%, 4/15/2023	50,000	52,339
3.63%, 10/15/2020	60,000	63,542
4.50%, 10/15/2022	65,000	71,898
5.00%, 10/15/2025	125,000	142,565
Fiserv, Inc.:
2.70%, 6/1/2020	72,000	74,129
3.85%, 6/1/2025	50,000	53,885
Microsoft Corp.:
1.10%, 8/8/2019	40,000	39,859
1.30%, 11/3/2018	30,000	30,118
1.55%, 8/8/2021	100,000	99,612
1.85%, 2/12/2020	176,000	178,681
2.00%, 11/3/2020	794,000	810,205
2.00%, 8/8/2023	100,000	99,861
2.38%, 5/1/2023	100,000	102,239
2.40%, 8/8/2026	50,000	49,928
2.65%, 11/3/2022	150,000	156,244
2.70%, 2/12/2025	250,000	257,983
3.00%, 10/1/2020	338,000	357,701
3.13%, 11/3/2025	275,000	292,444
3.45%, 8/8/2036	100,000	101,662
3.50%, 2/12/2035	143,000	146,005
3.50%, 11/15/2042	100,000	98,270
3.63%, 12/15/2023	101,000	111,009
3.70%, 8/8/2046	100,000	101,026
3.75%, 2/12/2045	80,000	81,494
3.95%, 8/8/2056	100,000	101,553
4.00%, 2/12/2055	145,000	148,066
4.20%, 11/3/2035 (a)	50,000	55,678
4.45%, 11/3/2045	50,000	56,747
4.75%, 11/3/2055	200,000	231,873

Oracle Corp.:
1.20%, 10/15/2017	200,000	200,599
1.90%, 9/15/2021 (a)	225,000	225,480
2.25%, 10/8/2019	150,000	153,773
2.40%, 9/15/2023	100,000	100,293
2.50%, 10/15/2022	199,000	203,680
2.65%, 7/15/2026	320,000	319,812
2.80%, 7/8/2021	200,000	208,787
2.95%, 5/15/2025	420,000	433,976
3.40%, 7/8/2024	200,000	213,160
3.85%, 7/15/2036	100,000	103,272
3.90%, 5/15/2035	145,000	150,306
4.00%, 7/15/2046	75,000	76,794
4.30%, 7/8/2034	100,000	108,636
4.38%, 5/15/2055	200,000	209,653
4.50%, 7/8/2044	200,000	219,578
5.75%, 4/15/2018	200,000	213,867
6.13%, 7/8/2039	300,000	397,777

		8,883,661

TELECOMMUNICATIONS — 1.5%
America Movil SAB de CV:
3.13%, 7/16/2022	150,000	154,259
4.38%, 7/16/2042	200,000	198,837
5.00%, 3/30/2020	100,000	110,357
6.13%, 11/15/2037	350,000	420,889
6.13%, 3/30/2040	175,000	209,894
AT&T Corp. 8.25%, 11/15/2031	123,000	179,797
AT&T, Inc.:
2.30%, 3/11/2019	230,000	233,975
2.45%, 6/30/2020 (a)	495,000	503,823
2.80%, 2/17/2021	150,000	154,206
3.00%, 6/30/2022	221,000	227,379
3.40%, 5/15/2025	300,000	307,553
3.60%, 2/17/2023	150,000	158,532
4.13%, 2/17/2026	250,000	270,301
4.30%, 12/15/2042	374,000	369,769
4.35%, 6/15/2045	158,000	155,883
4.45%, 5/15/2021 (a)	419,000	460,918
4.45%, 4/1/2024	252,000	278,130
4.50%, 5/15/2035	140,000	147,427
4.55%, 3/9/2049 (e)	116,000	118,312
4.75%, 5/15/2046	105,000	109,887
4.80%, 6/15/2044	97,000	101,963
5.20%, 3/15/2020	482,000	533,529
5.35%, 9/1/2040	20,000	22,309
5.50%, 2/1/2018	475,000	500,371
5.65%, 2/15/2047	100,000	118,553
5.80%, 2/15/2019	75,000	82,254
6.00%, 8/15/2040	100,000	119,508
6.38%, 3/1/2041	200,000	247,581
6.50%, 9/1/2037	180,000	228,379
6.55%, 2/15/2039	120,000	151,440
British Telecommunications PLC:
5.95%, 1/15/2018	100,000	105,777
9.38%, 12/15/2030	265,000	428,545
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.85%, 4/15/2023	125,000	133,579

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Cisco Systems, Inc.:
1.40%, 2/28/2018	$35,000	$35,195
1.60%, 2/28/2019	25,000	25,191
1.65%, 6/15/2018	100,000	100,775
1.85%, 9/20/2021	150,000	150,887
2.20%, 2/28/2021	150,000	153,407
2.45%, 6/15/2020	100,000	103,179
2.50%, 9/20/2026	150,000	151,726
2.60%, 2/28/2023	50,000	51,727
2.90%, 3/4/2021	100,000	104,904
2.95%, 2/28/2026	50,000	52,661
3.00%, 6/15/2022	30,000	31,704
3.50%, 6/15/2025	45,000	49,398
3.63%, 3/4/2024	250,000	274,513
4.45%, 1/15/2020	204,000	222,939
4.95%, 2/15/2019	348,000	377,433
5.50%, 1/15/2040	106,000	136,923
Deutsche Telekom International Finance B.V.:
6.75%, 8/20/2018	160,000	175,688
8.75%, 6/15/2030	175,000	271,637
Juniper Networks, Inc. 5.95%, 3/15/2041	270,000	283,138
Koninklijke KPN NV 8.38%, 10/1/2030	75,000	104,879
Motorola Solutions, Inc. 3.75%, 5/15/2022	269,000	274,556
Orange SA:
4.13%, 9/14/2021	300,000	330,759
9.00%, 3/1/2031	250,000	396,742
Qwest Corp. 6.75%, 12/1/2021	200,000	223,000
Rogers Communications, Inc.:
4.10%, 10/1/2023	200,000	220,986
4.50%, 3/15/2043	115,000	124,570
5.00%, 3/15/2044	30,000	34,743
6.80%, 8/15/2018	175,000	191,682
Telefonica Emisiones SAU:
5.46%, 2/16/2021	350,000	397,153
7.05%, 6/20/2036	263,000	343,609
TELUS Corp. 2.80%, 2/16/2027	50,000	50,323
Verizon Communications, Inc.:
1.38%, 8/15/2019	35,000	34,861
1.75%, 8/15/2021	150,000	148,380
2.45%, 11/1/2022 (a)	63,000	63,846
2.63%, 2/21/2020	179,000	183,990
2.63%, 8/15/2026 (a)	65,000	63,930
3.00%, 11/1/2021	100,000	104,549
3.45%, 3/15/2021	219,000	233,016
3.65%, 9/14/2018	425,000	443,527
3.85%, 11/1/2042	823,000	779,765
4.13%, 8/15/2046	20,000	19,973
4.15%, 3/15/2024	150,000	165,222
4.27%, 1/15/2036	163,000	169,301
4.50%, 9/15/2020	279,000	306,364
4.52%, 9/15/2048	551,000	582,785
4.60%, 4/1/2021	121,000	134,566
4.86%, 8/21/2046	603,000	670,293
5.15%, 9/15/2023	950,000	1,104,080
6.40%, 2/15/2038	146,000	187,785
6.55%, 9/15/2043	455,000	616,310

Vodafone Group PLC:
1.50%, 2/19/2018	200,000	199,973
2.95%, 2/19/2023	200,000	204,837
4.38%, 2/19/2043	200,000	198,826
6.15%, 2/27/2037	113,000	136,650

		19,742,772

TEXTILES — 0.0% (d)
Cintas Corp. No 2 6.15%, 8/15/2036	100,000	125,588

TOBACCO — 0.0% (d)
Reynolds American, Inc.:
4.45%, 6/12/2025	400,000	446,569
6.88%, 5/1/2020	100,000	117,102

		563,671

TOYS/GAMES/HOBBIES — 0.0% (d)
Hasbro, Inc. 3.15%, 5/15/2021	50,000	51,590
Mattel, Inc. 2.35%, 8/15/2021	90,000	90,229

		141,819

TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	107,642
3.45%, 9/15/2021	150,000	161,167
3.65%, 9/1/2025	50,000	54,959
3.90%, 8/1/2046	35,000	37,266
4.15%, 4/1/2045	446,000	490,502
4.38%, 9/1/2042	100,000	111,716
4.55%, 9/1/2044	200,000	231,298
4.70%, 9/1/2045	50,000	58,915
4.95%, 9/15/2041	100,000	120,679
7.00%, 12/15/2025	51,000	68,831
Canadian National Railway Co.:
2.25%, 11/15/2022	200,000	203,388
2.75%, 3/1/2026	50,000	51,947
2.85%, 12/15/2021	100,000	104,989
3.20%, 8/2/2046	100,000	98,434
Canadian Pacific Railway Co.:
3.70%, 2/1/2026	26,000	28,154
4.50%, 1/15/2022	90,000	99,363
4.80%, 9/15/2035	70,000	79,398
4.80%, 8/1/2045	50,000	58,123
6.13%, 9/15/2115	30,000	36,606
9.45%, 8/1/2021	100,000	130,422
CSX Corp.:
3.95%, 5/1/2050	305,000	304,287
4.25%, 6/1/2021	35,000	38,246
4.50%, 8/1/2054	150,000	162,545
6.15%, 5/1/2037	165,000	215,738
FedEx Corp.:
2.63%, 8/1/2022	271,000	277,816
3.20%, 2/1/2025	100,000	105,027
3.25%, 4/1/2026	100,000	105,257
4.10%, 2/1/2045	150,000	155,568
4.55%, 4/1/2046 (a)	50,000	55,313
4.75%, 11/15/2045	150,000	170,384
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022 (a)	50,000	51,862
Kansas City Southern 4.95%, 8/15/2045	100,000	113,578

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Norfolk Southern Corp.:
2.90%, 6/15/2026	$100,000	$102,695
2.90%, 2/15/2023	35,000	36,286
4.45%, 6/15/2045	150,000	167,541
4.65%, 1/15/2046	50,000	57,661
4.84%, 10/1/2041	100,000	116,062
Ryder System, Inc.:
Series MTN, 2.50%, 3/1/2018	100,000	101,342
Series MTN, 2.65%, 3/2/2020	100,000	101,947
Series MTN, 3.45%, 11/15/2021	25,000	26,186
Union Pacific Corp.:
2.25%, 6/19/2020	50,000	51,065
2.75%, 3/1/2026 (a)	75,000	77,606
3.25%, 8/15/2025	50,000	53,547
3.35%, 8/15/2046	50,000	48,955
3.38%, 2/1/2035	300,000	303,711
3.65%, 2/15/2024	92,000	100,555
3.80%, 10/1/2051 (e)	225,500	229,625
4.05%, 11/15/2045 (a)	50,000	54,825
4.05%, 3/1/2046	30,000	32,855
4.38%, 11/15/2065	30,000	32,589
United Parcel Service, Inc.:
2.45%, 10/1/2022	121,000	125,290
4.88%, 11/15/2040	200,000	251,292
5.13%, 4/1/2019	100,000	109,440
6.20%, 1/15/2038	100,000	142,503

		6,412,998

TRUCKING & LEASING — 0.0% (d)
GATX Corp.:
2.38%, 7/30/2018	46,000	46,466
2.50%, 3/15/2019	67,000	67,676
4.85%, 6/1/2021	200,000	219,987

		334,129

WATER — 0.0% (d)
American Water Capital Corp.:
4.30%, 12/1/2042	100,000	114,161
6.59%, 10/15/2037	100,000	143,468

		257,629

TOTAL CORPORATE BONDS & NOTES (Cost $337,873,550)		352,773,240

FOREIGN GOVERNMENT OBLIGATIONS — 3.4%
African Development Bank Series GDIF, 1.63%, 10/2/2018	500,000	506,218
Asian Development Bank:
0.88%, 4/26/2018	300,000	299,913
2.00%, 4/24/2026	200,000	203,588
5.82%, 6/16/2028	50,000	66,434
6.22%, 8/15/2027	175,000	238,293
1.00%, 8/16/2019	100,000	99,849
1.50%, 9/28/2018	400,000	404,434
1.50%, 1/22/2020	300,000	303,546
1.63%, 8/26/2020	200,000	203,118
1.75%, 3/21/2019	300,000	305,393
1.75%, 8/14/2026	100,000	99,596

Canada Government International Bond:
1.13%, 3/19/2018	100,000	100,420
1.63%, 2/27/2019	200,000	203,338
Colombia Government International Bond:
2.63%, 3/15/2023	350,000	345,275
4.00%, 2/26/2024	610,000	649,135
5.63%, 2/26/2044	100,000	115,849
6.13%, 1/18/2041	100,000	120,956
7.38%, 3/18/2019	250,000	283,399
7.38%, 9/18/2037	150,000	202,333
Corp. Andina de Fomento 2.00%, 5/10/2019	250,000	252,573
European Bank for Reconstruction & Development:
1.50%, 3/16/2020	200,000	202,131
0.88%, 7/22/2019	50,000	49,734
1.63%, 4/10/2018	50,000	50,507
1.88%, 2/23/2022	400,000	408,527
European Investment Bank:
1.00%, 3/15/2018	475,000	475,382
1.25%, 5/15/2018	600,000	602,737
1.63%, 3/16/2020	600,000	608,308
2.25%, 8/15/2022	200,000	207,909
4.00%, 2/16/2021	650,000	722,411
Export Development Canada:
1.25%, 12/10/2018	40,000	40,302
1.75%, 7/21/2020	250,000	255,144
Export-Import Bank of Korea:
1.75%, 5/26/2019	200,000	200,994
2.63%, 5/26/2026	200,000	205,124
2.88%, 1/21/2025	250,000	260,674
3.25%, 11/10/2025	100,000	107,451
4.00%, 1/14/2024	300,000	336,014
FMS Wertmanagement AoeR:
1.00%, 11/21/2017	150,000	150,161
1.38%, 6/8/2021	350,000	350,052
1.63%, 11/20/2018	200,000	202,478
Hungary Government International Bond:
5.38%, 3/25/2024	300,000	348,750
6.38%, 3/29/2021	500,000	579,375
7.63%, 3/29/2041	300,000	470,250
Hydro-Quebec:
8.50%, 12/1/2029	100,000	159,200
8.05%, 7/7/2024	15,000	20,783
Inter-American Development Bank:
0.88%, 3/15/2018	200,000	199,989
1.38%, 7/15/2020	150,000	150,725
1.75%, 8/24/2018	500,000	507,705
1.75%, 10/15/2019	100,000	101,935
1.88%, 3/15/2021	250,000	255,843
3.00%, 2/21/2024	255,000	278,697
1.75%, 4/14/2022	600,000	609,152
3.88%, 10/28/2041	35,000	42,946
International Bank for Reconstruction & Development:
0.88%, 7/19/2018	700,000	699,592

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

1.38%, 3/30/2020	$600,000	$604,546
1.75%, 4/19/2023	350,000	354,413
1.88%, 10/7/2019	200,000	204,555
1.00%, 11/15/2017	400,000	400,622
1.25%, 7/26/2019	500,000	502,986
1.38%, 5/24/2021	400,000	400,776
1.63%, 2/10/2022	50,000	50,537
1.88%, 3/15/2019	50,000	51,038
2.25%, 6/24/2021	550,000	573,155
0.88%, 8/15/2019	500,000	497,348
International Finance Corp.:
0.88%, 6/15/2018	400,000	399,806
1.75%, 9/4/2018	250,000	253,957
1.13%, 7/20/2021	100,000	99,182
Israel Government International Bond:
2.88%, 3/16/2026	200,000	207,360
4.00%, 6/30/2022	100,000	110,875
4.50%, 1/30/2043	100,000	113,750
5.13%, 3/26/2019	100,000	109,438
Italy Government International Bond
6.88%, 9/27/2023	363,000	454,039
Japan Bank for International Cooperation:
1.75%, 7/31/2018	150,000	151,226
1.88%, 4/20/2021	300,000	303,446
1.88%, 7/21/2026	200,000	198,582
3.38%, 7/31/2023	200,000	219,567
2.13%, 2/7/2019	150,000	152,758
2.13%, 2/10/2025	350,000	354,835
Japan Finance Organization for Municipalities Series DTC, 4.00%, 1/13/2021	100,000	109,085
KFW:
Zero Coupon, 4/18/2036	200,000	120,626
Zero Coupon, 6/29/2037	125,000	73,091
0.88%, 4/19/2018	600,000	599,599
1.00%, 1/26/2018	500,000	500,655
1.00%, 7/15/2019	500,000	498,313
1.13%, 8/6/2018	300,000	300,768
1.50%, 2/6/2019	1,400,000	1,414,702
1.50%, 4/20/2020	750,000	757,292
1.50%, 6/15/2021	200,000	201,026
2.00%, 10/4/2022	125,000	128,416
2.38%, 8/25/2021 (a)	500,000	523,037
2.75%, 9/8/2020	100,000	105,634
Korea Development Bank:
2.50%, 1/13/2021	200,000	205,883
3.38%, 9/16/2025	200,000	217,705
3.75%, 1/22/2024	150,000	165,540
Korea International Bond 4.13%, 6/10/2044	300,000	400,406
Landwirtschaftliche Rentenbank:
1.88%, 9/17/2018	100,000	101,795
2.00%, 1/13/2025	100,000	101,879
1.75%, 7/27/2026	100,000	99,509
Mexico Government International Bond:
3.60%, 1/30/2025	200,000	207,183
3.63%, 3/15/2022	884,000	935,184

4.00%, 10/2/2023	200,000	213,369
4.13%, 1/21/2026	200,000	214,664
4.60%, 1/23/2046	200,000	204,457
5.75%, 10/12/2110	300,000	320,333
5.95%, 3/19/2019	576,000	638,634
4.75%, 3/8/2044	400,000	416,779
6.75%, 9/27/2034	50,000	66,801
Nordic Investment Bank:
1.13%, 2/25/2019	200,000	200,547
2.25%, 9/30/2021	250,000	260,487
Oesterreichische Kontrollbank AG:
1.38%, 2/10/2020	300,000	301,484
1.50%, 10/21/2020	100,000	100,574
Panama Government International Bond:
3.88%, 3/17/2028	100,000	108,608
4.00%, 9/22/2024	150,000	163,442
5.20%, 1/30/2020	350,000	387,773
6.70%, 1/26/2036	200,000	274,921
Peruvian Government International Bond:
5.63%, 11/18/2050	100,000	132,330
7.13%, 3/30/2019	100,000	114,765
7.35%, 7/21/2025	75,000	104,328
8.75%, 11/21/2033	250,000	406,430
Philippine Government International Bond:
3.95%, 1/20/2040	300,000	342,375
4.00%, 1/15/2021	350,000	380,187
4.20%, 1/21/2024	250,000	284,375
5.00%, 1/13/2037	200,000	257,500
6.38%, 10/23/2034	50,000	72,562
7.75%, 1/14/2031	200,000	310,750
8.38%, 6/17/2019	250,000	295,312
10.63%, 3/16/2025	100,000	163,250
Poland Government International Bond:
5.00%, 3/23/2022	200,000	228,000
5.13%, 4/21/2021	750,000	847,500
6.38%, 7/15/2019	50,000	56,250
Province of Manitoba Canada 1.75%, 5/30/2019	200,000	203,133
Province of New Brunswick Canada 2.75%, 6/15/2018	200,000	205,762
Province of Ontario Canada:
1.65%, 9/27/2019	250,000	252,411
2.00%, 1/30/2019	200,000	203,746
3.00%, 7/16/2018	900,000	930,868
4.00%, 10/7/2019	550,000	592,980
Province of Quebec Canada:
2.50%, 4/20/2026	150,000	154,313
7.50%, 9/15/2029	455,000	685,548
2.88%, 10/16/2024	200,000	213,071
South Africa Government International Bond:
4.67%, 1/17/2024	450,000	475,312
5.50%, 3/9/2020	200,000	218,000
6.88%, 5/27/2019	50,000	55,937

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Svensk Exportkredit AB 1.88%, 6/17/2019	$200,000	$203,556
Ukraine Government AID Bonds 1.85%, 5/29/2020	376,000	383,673
Uruguay Government International Bond:
4.38%, 10/27/2027	200,000	215,250
5.10%, 6/18/2050	350,000	362,705
7.63%, 3/21/2036	200,000	283,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $41,991,668)		42,908,819

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.5%
Federal Farm Credit Banks:
0.75%, 4/18/2018	1,000,000	999,777
1.10%, 6/1/2018	500,000	502,093
Federal Home Loan Bank:
0.88%, 3/19/2018	1,500,000	1,499,255
0.88%, 6/29/2018	1,000,000	1,001,511
1.13%, 6/21/2019	1,000,000	1,005,165
1.13%, 7/14/2021	1,600,000	1,590,405
1.88%, 3/8/2019	170,000	173,843
1.88%, 3/13/2020	250,000	256,323
2.00%, 9/14/2018	150,000	153,250
2.13%, 3/10/2023	180,000	186,093
5.50%, 7/15/2036	350,000	507,293
Series 1069, 5.00%, 11/17/2017	300,000	313,828
Federal Home Loan Mortgage Corp.:
0.88%, 3/7/2018	440,000	439,801
0.88%, 10/12/2018	1,000,000	1,000,134
1.00%, 5/11/2018	1,000,000	999,719
1.25%, 8/1/2019	400,000	403,248
1.25%, 10/2/2019	530,000	533,781
1.30%, 8/28/2019	500,000	500,135
1.38%, 5/1/2020	400,000	404,521
1.75%, 5/30/2019	1,195,000	1,220,805
2.38%, 1/13/2022	2,175,000	2,289,270
2.50%, 9/1/2028	345,308	358,846
2.50%, 10/1/2029	915,311	948,095
2.50%, 1/1/2031	1,026,092	1,063,426
2.50%, 5/1/2031	3,091,697	3,204,187
3.00%, 2/1/2029	605,361	635,971
3.00%, 7/1/2029	673,108	707,144
3.00%, 9/1/2029	1,070,148	1,124,260
3.00%, 4/1/2030	981,031	1,030,813
3.00%, 12/1/2030	2,355,966	2,475,519
3.00%, 5/1/2031	1,930,952	2,029,564
3.00%, 7/1/2035	891,656	937,858
3.00%, 4/1/2036	1,891,174	1,990,402
3.00%, 3/1/2043	1,361,680	1,418,443
3.00%, 4/1/2043	2,545,403	2,651,510
3.00%, 7/1/2043	912,216	950,242
3.00%, 8/1/2043	404,266	421,118
3.00%, 9/1/2043	495,591	516,250
3.00%, 10/1/2043	406,630	423,581
3.00%, 6/1/2045	1,817,471	1,888,873
3.00%, 8/1/2045	2,481,444	2,578,931
3.00%, 4/1/2046	3,117,321	3,241,407

3.00%, 9/1/2046	1,994,270	2,073,653
3.50%, 5/1/2026	784,521	830,314
3.50%, 1/1/2029	232,173	245,579
3.50%, 11/1/2029	770,193	814,661
3.50%, 2/1/2030	409,299	432,931
3.50%, 3/1/2032	756,220	807,567
3.50%, 5/1/2043	441,423	466,194
3.50%, 8/1/2043	2,235,029	2,360,450
3.50%, 6/1/2044	630,193	664,406
3.50%, 8/1/2044	1,208,118	1,273,708
3.50%, 10/1/2044	706,349	744,697
3.50%, 11/1/2044	1,135,762	1,197,423
3.50%, 12/1/2044	1,161,718	1,224,788
3.50%, 1/1/2045	1,139,197	1,201,549
3.50%, 2/1/2045	1,570,618	1,656,584
3.50%, 7/1/2045	2,413,456	2,545,555
3.50%, 10/1/2045	1,446,187	1,525,342
3.50%, 12/1/2045	2,141,551	2,258,767
3.50%, 1/1/2046	1,927,321	2,034,154
3.50%, 3/1/2046	4,437,132	4,683,087
3.50%, 5/1/2046	1,416,195	1,494,696
3.75%, 3/27/2019	700,000	748,788
4.00%, 4/1/2019	11,914	12,404
4.00%, 4/1/2024	118,177	123,040
4.00%, 5/1/2025	85,948	89,645
4.00%, 6/1/2025	171,233	178,600
4.00%, 8/1/2025	50,915	53,106
4.00%, 9/1/2025	30,027	31,319
4.00%, 6/1/2026	458,852	479,458
4.00%, 10/1/2040	420,227	452,547
4.00%, 12/1/2041	1,284,108	1,382,980
4.00%, 4/1/2042	907,425	977,293
4.00%, 6/1/2042	1,819,779	1,959,648
4.00%, 5/1/2044	1,196,022	1,281,772
4.00%, 7/1/2044	1,806,738	1,936,272
4.00%, 12/1/2044	708,761	759,575
4.00%, 4/1/2045	1,534,421	1,645,566
4.00%, 10/1/2045	2,171,945	2,329,269
4.00%, 1/1/2046	2,732,267	2,932,185
4.50%, 5/1/2019	125,291	128,550
4.50%, 9/1/2024	1,978	2,080
4.50%, 10/1/2024	122,690	128,997
4.50%, 4/1/2038	699,594	765,967
4.50%, 2/1/2039	788,007	862,409
4.50%, 6/1/2039	316,427	346,018
4.50%, 12/1/2039	242,191	264,839
4.50%, 6/1/2040	9,105	10,009
4.50%, 12/1/2040	947,365	1,041,438
4.50%, 4/1/2041	12,621	13,868
4.50%, 7/1/2041	637,928	700,978
4.50%, 8/1/2041	42,404	46,595
4.50%, 9/1/2041	277,300	304,707
4.50%, 10/1/2041	1,841,690	2,024,571
4.50%, 10/1/2043	40,639	44,465
4.50%, 3/1/2044	517,557	566,179
4.50%, 8/1/2044	45,399	49,664
4.50%, 9/1/2044	850,539	930,444
4.88%, 6/13/2018	100,000	106,826
5.00%, 3/1/2018	69,083	70,966

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 11/1/2035	$35,048	$38,915
5.00%, 12/1/2036	7,748	8,628
5.00%, 2/1/2038	498,238	551,611
5.00%, 3/1/2038	401,589	444,578
5.00%, 6/1/2038	90,147	99,803
5.00%, 11/1/2038	757,400	838,462
5.00%, 1/1/2039	105,356	116,642
5.00%, 2/1/2039	245,001	271,299
5.00%, 3/1/2039	747,631	827,833
5.00%, 10/1/2039	70,898	78,493
5.13%, 11/17/2017	150,000	157,123
5.50%, 2/1/2022	9,708	10,887
5.50%, 11/1/2026	82,828	92,888
5.50%, 6/1/2027	21,033	23,587
5.50%, 4/1/2028	32,983	36,989
5.50%, 7/1/2028	54,004	60,564
5.50%, 7/1/2033	3,429	3,874
5.50%, 1/1/2037	220,986	247,915
5.50%, 9/1/2037	2,866	3,215
5.50%, 11/1/2037	13,877	15,568
5.50%, 1/1/2038	115,360	129,411
5.50%, 4/1/2038	401,553	450,472
5.50%, 7/1/2038	605,238	678,971
5.50%, 10/1/2038	10,436	11,707
5.50%, 11/1/2038	8,361	9,379
6.00%, 8/1/2031	14,623	16,936
6.00%, 3/1/2036	16,822	19,273
6.00%, 8/1/2036	108,480	124,284
6.00%, 1/1/2037	9,107	10,434
6.00%, 12/1/2037	10,410	11,925
6.00%, 10/1/2038	8,496	9,732
6.00%, 3/1/2040	10,048	11,510
6.00%, 5/1/2040	1,116,293	1,278,731
6.25%, 7/15/2032	400,000	603,642
6.50%, 11/1/2037	142,718	165,574
6.50%, 2/1/2038	38,846	45,753
6.50%, 9/1/2038	366,748	425,484
6.50%, 9/1/2039	146,568	176,661
6.75%, 3/15/2031	550,000	848,910
Series 1, 0.75%, 1/12/2018	200,000	199,653
Series GMTN, 0.75%, 4/9/2018	1,000,000	999,096
Series K006, Class A1, 3.40%, 7/25/2019	299,141	306,538
Series K015, Class A1, 2.26%, 10/25/2020	193,340	195,699
Series K025, Class A1, 1.88%, 4/25/2022	569,131	575,072
Series K029, Class A1, 2.84%, 10/25/2022	484,785	504,787
Series K030, Class A2, 3.25%, 4/25/2023 (f)	1,750,000	1,904,648
Series K040, Class A2, 3.24%, 9/25/2024	700,000	764,855
Series K049, Class A2, 3.01%, 7/25/2025	350,000	376,145
Series K053, Class A2, 3.00%, 12/25/2025	350,000	375,991
TBA, 2.50%, 10/18/2031	2,475,000	2,563,752
TBA, 3.00%, 10/13/2046	2,325,000	2,416,365

Federal National Mortgage Association:
Zero Coupon, 10/9/2019	400,000	384,325
0.88%, 10/26/2017	1,230,000	1,230,377
0.88%, 12/20/2017	250,000	250,018
0.88%, 3/28/2018	600,000	599,680
0.88%, 5/21/2018	765,000	766,122
1.13%, 7/20/2018	250,000	251,435
1.13%, 12/14/2018	250,000	251,453
1.38%, 1/28/2019	625,000	632,191
1.38%, 2/26/2021	450,000	453,003
1.50%, 6/22/2020	500,000	507,622
1.50%, 11/30/2020	150,000	152,076
1.63%, 11/27/2018	400,000	406,569
1.63%, 1/21/2020	250,000	254,578
1.75%, 1/30/2019	100,000	101,779
1.88%, 9/18/2018	300,000	306,063
2.13%, 4/24/2026	400,000	408,049
12 month USD LIBOR + 1.66%, 2.13%, 4/1/2044 (f)	678,631	705,959
2.50%, 7/1/2028	1,052,721	1,093,759
2.50%, 8/1/2028	1,547,012	1,607,319
2.50%, 10/1/2028	714,048	741,884
2.50%, 3/1/2029	2,737,258	2,843,679
2.50%, 2/1/2030	1,185,833	1,228,230
2.50%, 5/1/2030	1,712,538	1,773,766
2.50%, 7/1/2030	577,407	598,051
2.50%, 2/1/2031	1,962,102	2,032,937
2.50%, 10/1/2042	592,462	598,148
2.63%, 9/6/2024	470,000	503,298
3.00%, 8/1/2027	714,548	751,283
3.00%, 11/1/2028	1,239,333	1,302,394
3.00%, 6/1/2029	366,709	385,003
3.00%, 8/1/2029	1,839,844	1,931,630
3.00%, 9/1/2029	692,038	726,562
3.00%, 6/1/2030	1,178,400	1,237,416
3.00%, 9/1/2030	185,156	194,429
3.00%, 11/1/2030	433,167	454,861
3.00%, 12/1/2030	1,342,219	1,409,439
3.00%, 2/1/2035	726,746	764,342
3.00%, 3/1/2035	560,155	589,133
3.00%, 2/1/2036	1,384,987	1,457,722
3.00%, 12/1/2042	782,865	815,785
3.00%, 1/1/2043	1,449,722	1,510,302
3.00%, 3/1/2043	1,631,063	1,699,221
3.00%, 4/1/2043	403,196	420,045
3.00%, 5/1/2043	4,475,002	4,662,001
3.00%, 6/1/2043	3,033,365	3,160,120
3.00%, 7/1/2043	2,862,177	2,981,779
3.00%, 9/1/2045	1,368,302	1,422,197
3.00%, 11/1/2045	3,138,694	3,262,322
3.00%, 5/1/2046	3,101,736	3,225,668
3.00%, 8/1/2046	3,300,861	3,432,749
3.00%, 9/1/2046	3,115,843	3,240,338
3.50%, 10/1/2025	278,684	294,072
3.50%, 11/1/2025	316,054	333,506
3.50%, 3/1/2026	198,011	209,094
3.50%, 1/1/2027	1,091,027	1,151,270
3.50%, 5/1/2029	359,339	379,209

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.50%, 10/1/2029	$678,264	$715,770
3.50%, 12/1/2029	639,286	674,636
3.50%, 1/1/2030	720,308	759,587
3.50%, 6/1/2034	1,313,344	1,398,770
3.50%, 7/1/2034	2,520,727	2,684,687
3.50%, 12/1/2040	1,251,970	1,325,650
3.50%, 5/1/2042	2,613,145	2,765,889
3.50%, 8/1/2042	999,366	1,057,781
3.50%, 10/1/2042	834,598	883,382
3.50%, 1/1/2043	359,547	380,563
3.50%, 5/1/2043	340,664	359,727
3.50%, 7/1/2043	1,353,882	1,429,644
3.50%, 1/1/2044	1,342,956	1,418,108
3.50%, 10/1/2044	1,010,255	1,065,222
3.50%, 1/1/2045	1,656,989	1,747,575
3.50%, 4/1/2045	1,833,638	1,934,286
3.50%, 5/1/2045	1,250,316	1,318,946
3.50%, 8/1/2045	3,708,167	3,911,707
3.50%, 11/1/2045	1,456,204	1,536,134
3.50%, 12/1/2045	7,751,107	8,176,563
3.50%, 2/1/2046	11,073,122	11,689,246
4.00%, 7/1/2018	71,880	74,183
4.00%, 8/1/2018	246,713	254,617
4.00%, 1/1/2020	2,150	2,219
4.00%, 4/1/2024	179,368	187,790
4.00%, 1/1/2025	176,136	184,407
4.00%, 3/1/2026	122,123	128,618
4.00%, 12/1/2034	762,791	829,691
4.00%, 12/1/2040	1,874,946	2,022,579
4.00%, 3/1/2041	1,508,380	1,626,375
4.00%, 12/1/2041	1,905,303	2,054,348
4.00%, 2/1/2042	524,240	565,089
4.00%, 10/1/2043	1,116,665	1,198,142
4.00%, 12/1/2043	155,960	167,339
4.00%, 6/1/2044	1,065,814	1,143,441
4.00%, 7/1/2044	1,131,161	1,213,548
4.00%, 9/1/2044	883,249	947,579
4.00%, 10/1/2044	1,427,015	1,530,949
4.00%, 12/1/2044	1,376,053	1,476,276
4.00%, 1/1/2045	266,131	285,691
4.00%, 3/1/2045	1,119,298	1,201,564
4.00%, 5/1/2045	1,728,891	1,855,961
4.00%, 7/1/2045	1,546,453	1,660,114
4.00%, 9/1/2045	4,677,332	5,021,106
4.00%, 12/1/2045	2,839,261	3,047,941
4.00%, 4/1/2046	1,890,242	2,031,027
4.50%, 4/1/2023	404,823	425,163
4.50%, 8/1/2023	441	463
4.50%, 4/1/2031	405,527	447,685
4.50%, 4/1/2039	868,474	950,408
4.50%, 4/1/2040	769,594	845,704
4.50%, 10/1/2040	508,560	558,855
4.50%, 2/1/2041	971,998	1,068,307
4.50%, 5/1/2041	529,146	581,476
4.50%, 1/1/2042	1,760,048	1,934,439
4.50%, 9/1/2043	444,371	486,133
4.50%, 11/1/2043	1,313,687	1,437,149
4.50%, 12/1/2043	1,215,038	1,329,230
4.50%, 1/1/2044	307,421	336,333

4.50%, 2/1/2044	761,019	832,590
4.50%, 6/1/2044	1,670,310	1,829,214
5.00%, 6/1/2018	24,944	25,631
5.00%, 7/1/2035	819,910	913,594
5.00%, 7/1/2040	400,877	445,586
5.00%, 9/1/2040	525,568	584,183
5.00%, 2/1/2041	1,352,931	1,503,820
5.00%, 1/1/2042	1,151,476	1,279,898
5.00%, 3/1/2042	1,160,342	1,289,753
5.00%, 12/1/2043	269,377	298,918
5.00%, 7/1/2044	1,050,141	1,165,885
5.50%, 7/1/2035	346,052	390,614
5.50%, 6/1/2038	129,943	146,227
5.50%, 12/1/2038	430,062	483,956
5.50%, 12/1/2039	643,324	723,943
5.50%, 4/1/2040	979,659	1,116,195
5.50%, 7/1/2041	723,842	814,673
6.00%, 2/1/2037	374,679	429,286
6.00%, 10/1/2039	538,253	616,700
6.00%, 4/1/2040	695,534	796,666
6.63%, 11/15/2030	390,000	593,024
7.13%, 1/15/2030	125,000	195,292
7.25%, 5/15/2030	100,000	158,289
Series 2013-M12, Class APT, 2.47%, 3/25/2023 (f)	831,402	859,179
Series 2014-M1, Class ASQ2, 2.32%, 11/25/2018 (f)	749,441	759,094
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (f)	888,000	980,210
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (f)	400,000	439,468
Government National Mortgage Association:
3.00%, 12/15/2042	1,205,170	1,266,898
3.00%, 12/20/2042	2,144,531	2,256,234
3.00%, 2/20/2043	1,837,852	1,931,488
3.00%, 4/20/2043	1,967,288	2,067,519
3.00%, 6/20/2043	1,355,489	1,424,550
3.00%, 12/20/2044	750,019	787,186
3.00%, 3/20/2045	845,151	886,177
3.00%, 4/20/2045	1,268,672	1,330,257
3.00%, 8/20/2045	1,634,725	1,714,079
3.00%, 1/20/2046	925,510	970,437
3.00%, 4/20/2046	1,865,658	1,955,947
3.00%, 5/20/2046	3,940,297	4,130,989
3.50%, 2/15/2042	2,540,277	2,708,877
3.50%, 4/15/2042	1,398,765	1,491,603
3.50%, 6/20/2042	1,280,201	1,366,821
3.50%, 4/15/2043	390,458	415,978
3.50%, 4/20/2043	1,256,556	1,341,575
3.50%, 7/20/2043	3,120,570	3,327,944
3.50%, 9/20/2043	1,229,787	1,311,511
3.50%, 10/20/2043	606,665	646,981
3.50%, 12/20/2043	285,750	304,739
3.50%, 1/20/2044	580,195	618,751
3.50%, 3/20/2044	554,927	590,711
3.50%, 10/20/2044	1,106,352	1,177,694
3.50%, 12/20/2044	853,836	908,894
3.50%, 2/20/2045	663,537	705,322

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3.50%, 3/20/2045	$813,236	$864,448
3.50%, 4/20/2045	4,812,376	5,115,427
3.50%, 6/20/2045	1,225,984	1,303,188
3.50%, 10/20/2045	1,777,951	1,889,914
3.50%, 11/20/2045	432,130	459,343
3.50%, 3/20/2046	3,694,116	3,926,878
3.50%, 4/20/2046	3,103,503	3,299,051
3.50%, 5/20/2046	3,128,766	3,325,906
4.00%, 4/15/2040	1,262,784	1,369,187
4.00%, 6/15/2040	80,575	87,364
4.00%, 3/20/2044	225,554	242,069
4.00%, 4/20/2044	332,069	356,382
4.00%, 6/20/2044	484,075	519,519
4.00%, 7/15/2044	1,322,889	1,423,869
4.00%, 8/20/2044	500,168	536,790
4.00%, 9/20/2044	505,016	541,993
4.00%, 10/20/2044	466,518	500,676
4.00%, 12/20/2044	1,142,235	1,225,868
4.00%, 2/20/2045	809,050	868,288
4.00%, 5/15/2045	1,196,237	1,284,999
4.00%, 6/15/2045	1,046,026	1,123,642
4.00%, 8/20/2045	875,780	938,789
4.00%, 9/20/2045	1,353,354	1,450,722
4.00%, 10/20/2045	1,256,938	1,347,369
4.00%, 11/20/2045	4,450,035	4,770,194
4.00%, 5/20/2046	287,464	308,418
4.50%, 6/15/2039	73,832	81,653
4.50%, 7/15/2039	276,300	305,567
4.50%, 4/15/2040	1,153,118	1,276,188
4.50%, 6/15/2040	686,927	760,241
4.50%, 3/15/2041	341,052	377,451
4.50%, 6/15/2041	383,350	423,901
4.50%, 9/20/2041	275,883	303,183
4.50%, 12/15/2041	58,350	64,523
4.50%, 1/15/2042	239,991	265,412
4.50%, 10/20/2043	202,849	220,917
4.50%, 4/20/2044	489,054	532,613
4.50%, 11/20/2044	1,204,994	1,305,156
4.50%, 12/20/2044	362,902	393,067
4.50%, 8/20/2045	723,892	784,064
4.50%, 9/20/2045	335,793	362,721
4.50%, 10/20/2045	1,261,279	1,366,120
4.50%, 4/20/2046	775,661	840,136
5.00%, 12/15/2038	311,926	348,787
5.00%, 4/15/2039	1,784,498	2,000,310
5.00%, 5/15/2039	114,145	127,950
5.00%, 11/20/2041	1,554,965	1,726,381
5.00%, 5/20/2044	351,904	388,900
5.00%, 11/20/2044	480,328	530,827
5.50%, 6/15/2038	482,641	544,719
5.50%, 7/15/2038	524,600	592,074
5.50%, 2/15/2039	86,202	97,289
5.50%, 5/20/2044	511,116	580,261
6.00%, 1/15/2038	45,568	51,903
6.00%, 4/15/2038	224,361	255,460
6.00%, 6/15/2041	222,696	253,656
TBA, 3.00%, 10/20/2046	3,500,000	3,666,523
Tennessee Valley Authority:
2.88%, 9/15/2024	300,000	324,528

4.63%, 9/15/2060	14,000	17,847
5.25%, 9/15/2039	450,000	624,972
7.13%, 5/1/2030	66,000	101,468

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $387,369,617)		393,756,281

U.S. TREASURY OBLIGATIONS — 35.9%
Treasury Bonds:
2.25%, 8/15/2046	2,000,000	1,964,540
2.50%, 2/15/2045	3,980,000	4,116,474
2.50%, 2/15/2046	2,700,000	2,792,475
2.50%, 5/15/2046	150,000	155,347
2.75%, 8/15/2042	2,151,000	2,346,096
2.75%, 11/15/2042	2,852,000	3,107,710
2.88%, 5/15/2043	1,900,000	2,117,037
2.88%, 8/15/2045	4,200,000	4,681,194
3.00%, 11/15/2044	1,764,000	2,012,971
3.00%, 5/15/2045	200,000	228,184
3.00%, 11/15/2045	4,300,000	4,909,439
3.13%, 11/15/2041	2,518,000	2,932,866
3.13%, 2/15/2042	2,232,000	2,601,575
3.13%, 2/15/2043	1,342,000	1,565,040
3.13%, 8/15/2044	2,578,000	3,011,697
3.38%, 5/15/2044	2,664,000	3,252,664
3.50%, 2/15/2039	700,000	867,468
3.63%, 8/15/2043	3,950,000	5,033,050
3.63%, 2/15/2044	2,032,000	2,589,703
3.75%, 8/15/2041	150,000	192,881
3.75%, 11/15/2043	4,012,000	5,226,071
3.88%, 8/15/2040	150,000	195,797
4.25%, 11/15/2040	400,000	551,172
4.38%, 11/15/2039	500,000	697,720
4.38%, 5/15/2040	4,750,000	6,641,355
4.38%, 5/15/2041	1,544,000	2,170,385
4.50%, 2/15/2036	1,350,000	1,900,854
4.63%, 2/15/2040	1,900,000	2,743,524
4.75%, 2/15/2037	750,000	1,088,963
4.75%, 2/15/2041	500,000	738,135
5.25%, 11/15/2028	500,000	692,460
5.25%, 2/15/2029	250,000	347,762
5.38%, 2/15/2031	200,000	291,872
5.50%, 8/15/2028	500,000	703,130
6.13%, 11/15/2027	1,300,000	1,887,847
6.25%, 8/15/2023	1,000,000	1,318,810
6.50%, 11/15/2026	1,800,000	2,622,618
6.88%, 8/15/2025	750,000	1,084,628
7.13%, 2/15/2023	1,000,000	1,354,030
8.13%, 8/15/2019	900,000	1,084,653
8.75%, 5/15/2020	738,000	940,898
8.75%, 8/15/2020	1,820,000	2,353,970
Treasury Notes:
0.63%, 11/30/2017	992,000	991,167
0.63%, 4/30/2018	7,800,000	7,787,364
0.63%, 6/30/2018	1,000,000	997,810
0.75%, 12/31/2017	4,205,000	4,206,892
0.75%, 1/31/2018	25,775,000	25,784,280
0.75%, 2/28/2018	250,000	250,088
0.75%, 3/31/2018	4,425,000	4,426,151

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

0.75%, 8/31/2018	$750,000	$749,865
0.75%, 8/15/2019	800,000	797,216
0.88%, 11/15/2017	150,000	150,289
0.88%, 11/30/2017	1,400,000	1,402,814
0.88%, 1/15/2018	5,070,000	5,080,596
0.88%, 3/31/2018	500,000	500,990
0.88%, 5/31/2018	950,000	952,014
0.88%, 10/15/2018	500,000	500,800
0.88%, 7/31/2019	490,000	490,098
1.00%, 12/15/2017	150,000	150,526
1.00%, 12/31/2017	500,000	501,750
1.00%, 2/15/2018	3,700,000	3,713,912
1.00%, 3/15/2018	500,000	501,930
1.00%, 5/31/2018	1,500,000	1,506,105
1.00%, 9/15/2018	500,000	502,045
1.00%, 3/15/2019	2,200,000	2,208,492
1.00%, 9/30/2019	250,000	250,755
1.00%, 11/30/2019	250,000	250,495
1.13%, 12/31/2019	250,000	251,422
1.13%, 4/30/2020	400,000	401,728
1.13%, 2/28/2021	7,000,000	7,004,900
1.13%, 6/30/2021	1,300,000	1,298,505
1.13%, 8/31/2021	1,150,000	1,148,988
1.25%, 10/31/2018	3,400,000	3,431,008
1.25%, 11/15/2018	2,500,000	2,523,000
1.25%, 11/30/2018	250,000	252,305
1.25%, 12/15/2018	3,300,000	3,331,086
1.25%, 1/31/2019	5,470,000	5,523,441
1.25%, 1/31/2020	7,950,000	8,023,379
1.25%, 2/29/2020	1,680,000	1,695,086
1.25%, 3/31/2021	2,200,000	2,211,528
1.38%, 6/30/2018	250,000	252,635
1.38%, 7/31/2018	750,000	758,107
1.38%, 9/30/2018	1,888,000	1,909,523
1.38%, 11/30/2018	250,000	252,985
1.38%, 12/31/2018	300,000	303,681
1.38%, 2/28/2019	3,300,000	3,342,075
1.38%, 1/31/2020	17,300,000	17,528,532
1.38%, 2/29/2020	8,190,000	8,297,452
1.38%, 3/31/2020	4,250,000	4,306,312
1.38%, 4/30/2020	1,700,000	1,722,236
1.38%, 5/31/2020	400,000	405,068
1.38%, 8/31/2020	2,750,000	2,784,017
1.38%, 1/31/2021	1,800,000	1,819,836
1.38%, 4/30/2021	3,950,000	3,991,870
1.38%, 6/30/2023	4,500,000	4,492,260
1.38%, 8/31/2023	4,000,000	3,987,560
1.50%, 8/31/2018	5,975,000	6,056,021
1.50%, 12/31/2018	6,200,000	6,292,876
1.50%, 1/31/2019	750,000	761,497
1.50%, 2/28/2019	750,000	761,790
1.50%, 3/31/2019	2,250,000	2,286,855
1.50%, 5/31/2019	1,250,000	1,270,963
1.50%, 10/31/2019	1,900,000	1,933,440
1.50%, 11/30/2019	2,685,000	2,732,122
1.50%, 1/31/2022	1,450,000	1,469,415
1.50%, 2/28/2023	6,200,000	6,248,732
1.50%, 3/31/2023	2,000,000	2,014,480
1.50%, 8/15/2026	3,000,000	2,970,810

1.63%, 3/31/2019	1,392,000	1,418,531
1.63%, 4/30/2019	1,475,000	1,503,822
1.63%, 6/30/2019	6,500,000	6,632,601
1.63%, 7/31/2019	1,042,000	1,063,778
1.63%, 8/31/2019	1,542,000	1,574,521
1.63%, 12/31/2019	3,200,000	3,268,960
1.63%, 7/31/2020	250,000	255,445
1.63%, 11/30/2020	2,000,000	2,043,360
1.63%, 8/15/2022	1,972,000	2,007,555
1.63%, 11/15/2022	3,964,000	4,030,516
1.63%, 5/31/2023	2,000,000	2,028,760
1.63%, 2/15/2026	6,000,000	6,010,680
1.63%, 5/15/2026	1,400,000	1,401,848
1.75%, 9/30/2019	1,265,000	1,296,625
1.75%, 10/31/2020	1,900,000	1,950,274
1.75%, 12/31/2020	1,500,000	1,540,215
1.75%, 3/31/2022	500,000	512,885
1.75%, 5/15/2022	3,966,000	4,065,983
1.75%, 9/30/2022	2,500,000	2,561,925
1.75%, 5/15/2023	3,950,000	4,039,349
1.88%, 10/31/2022	47,000	48,496
2.00%, 7/31/2020	650,000	673,004
2.00%, 9/30/2020	400,000	414,560
2.00%, 11/30/2020	3,400,000	3,524,814
2.00%, 2/28/2021	650,000	674,271
2.00%, 5/31/2021	800,000	830,536
2.00%, 8/31/2021	2,150,000	2,233,463
2.00%, 10/31/2021	300,000	311,739
2.00%, 11/15/2021	1,150,000	1,194,919
2.00%, 2/15/2022	750,000	779,558
2.00%, 11/30/2022	6,300,000	6,545,763
2.00%, 2/15/2023	9,040,000	9,390,933
2.00%, 2/15/2025	950,000	983,725
2.00%, 8/15/2025	200,000	206,998
2.13%, 8/31/2020	1,000,000	1,040,520
2.13%, 1/31/2021	650,000	677,443
2.13%, 6/30/2021	1,000,000	1,044,300
2.13%, 8/15/2021	3,202,000	3,344,393
2.13%, 9/30/2021	800,000	836,040
2.13%, 12/31/2021	1,000,000	1,045,460
2.13%, 6/30/2022	500,000	522,975
2.13%, 12/31/2022	4,000,000	4,185,080
2.13%, 5/15/2025	4,200,000	4,391,310
2.25%, 7/31/2018	416,000	427,161
2.25%, 3/31/2021	1,150,000	1,205,867
2.25%, 4/30/2021	1,000,000	1,049,120
2.25%, 7/31/2021	900,000	945,360
2.25%, 11/15/2024	7,644,000	8,069,847
2.25%, 11/15/2025	800,000	844,552
2.38%, 12/31/2020	2,678,000	2,818,381
2.38%, 8/15/2024	3,655,000	3,894,147
2.50%, 8/15/2023	2,650,000	2,839,183
2.50%, 5/15/2024	10,675,000	11,470,501
2.63%, 4/30/2018	1,000,000	1,029,470
2.63%, 8/15/2020	4,700,000	4,978,757
2.63%, 11/15/2020	12,096,000	12,842,566
2.75%, 12/31/2017	150,000	153,771
2.75%, 2/28/2018	2,000,000	2,056,640
2.75%, 2/15/2019	800,000	836,288

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

2.75%, 11/15/2023	$5,383,000	$5,865,963
2.75%, 2/15/2024	7,428,000	8,105,731
3.13%, 5/15/2019	3,175,000	3,361,976
3.13%, 5/15/2021	1,404,000	1,527,861
3.38%, 11/15/2019	2,200,000	2,365,418
3.50%, 2/15/2018	2,250,000	2,334,735
3.50%, 5/15/2020	1,855,000	2,017,999
3.63%, 8/15/2019	750,000	808,335
3.63%, 2/15/2020	2,200,000	2,392,852
3.63%, 2/15/2021	3,484,000	3,854,941
3.75%, 11/15/2018	1,200,000	1,274,472
4.25%, 11/15/2017	150,000	155,896

TOTAL U.S. TREASURY OBLIGATIONS (Cost $447,676,476)		463,454,758

MUNICIPAL BONDS & NOTES — 0.9%
CALIFORNIA — 0.2%
California, Bay Area Toll Authority Revenue Series S1-SUB, 7.04%, 4/1/2050	100,000	159,931
California, State General Obligation:
7.30%, 10/1/2039	500,000	759,390
7.35%, 11/1/2039	110,000	168,246
7.55%, 4/1/2039	225,000	360,317
7.63%, 3/1/2040	90,000	142,446
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	230,307
6.60%, 7/1/2050	160,000	251,147
Los Angeles, CA, Unified School District, General Obligation Series RY, 6.76%, 7/1/2034	150,000	217,563
Sacramento, CA, Municipal Utility District, Electricity Revenue 6.16%, 5/15/2036	110,000	143,649
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 6.26%, 4/1/2049	285,000	435,982
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series DE, 6.00%, 11/1/2040	50,000	66,687
State of California Department of Water Residential Power Supply Revenue Series P, 2.00%, 5/1/2022	25,000	25,183
University of California:
Series AD, 4.86%, 5/15/2112	150,000	164,884
Series AQ, 4.77%, 5/15/2115	75,000	81,905
Series J, 4.13%, 5/15/2045	300,000	329,802

		3,537,439

CONNECTICUT — 0.1%
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	116,374
Connecticut, State Special Tax Obligation Revenue Series B, 5.46%, 11/1/2030	120,000	144,089

State of Connecticut 5.63%, 12/1/2029	405,000	498,514

		758,977

GEORGIA — 0.1%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	175,000	236,238
7.06%, 4/1/2057	250,000	313,215
State of Georgia Series H, 4.50%, 11/1/2025	200,000	229,388

		778,841

ILLINOIS — 0.1%
Chicago Transit Authority Series B, 6.90%, 12/1/2040	70,000	91,961
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	25,000	31,533
City of Chicago IL:
Series B, 7.38%, 1/1/2033	35,000	38,791
Series B, 7.75%, 1/1/2042	50,000	53,773
Illinois, State Toll Highway Authority Revenue 5.85%, 12/1/2034	220,000	293,940
State of Illinois:
5.10%, 6/1/2033	320,000	308,480
5.65%, 12/1/2038	5,000	5,003
7.35%, 7/1/2035	300,000	337,830

		1,161,311

KANSAS — 0.0% (d)
Kansas Devlopment Finance Authority Series H, 4.93%, 4/15/2045	50,000	57,017

LOUISIANA — 0.0% (d)
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	360,000	402,214

MASSACHUSETTS — 0.0% (d)
Commonwealth of Massachusetts: 4.91%, 5/1/2029	100,000	125,194
Series F, 3.28%, 6/1/2046	50,000	52,300

		177,494

MISSISSIPPI — 0.0% (d)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	127,323

MISSOURI — 0.0% (d)
Missouri, State Health & Educational Facilities Authority Revenue 3.09%, 9/15/2051	50,000	48,316

NEW JERSEY — 0.1%
New Jersey, State Transportation Trust Revenue Series C, 6.10%, 12/15/2028	100,000	111,702
New Jersey, State Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	275,000	418,599

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Rutgers University, Revenue 5.67%, 5/1/2040	$230,000	$292,358

		822,659

NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	303,694
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	131,895
New York, NY, General Obligation 5.52%, 10/1/2037	85,000	111,181
New York, NY, Metropolitan Transportation Authority Revenue:
6.55%, 11/15/2031	350,000	474,778
6.67%, 11/15/2039	150,000	215,495
New York, State Dormitory Authority, State Personal Income Tax Revenue 5.63%, 3/15/2039	85,000	112,263
Port Authority of New York & New Jersey:
5.86%, 12/1/2024	325,000	410,475
Series 192, 4.81%, 10/15/2065	150,000	182,814

		1,942,595

OHIO — 0.1%
Ohio State University, General Receipts Revenue:
4.05%, 12/1/2056	50,000	55,306
Series C, 4.91%, 6/1/2040	100,000	126,648
Ohio, American Municipal Power, Inc., Revenue:
6.45%, 2/15/2044	200,000	265,694
8.08%, 2/15/2050	300,000	500,250

		947,898

OREGON — 0.0% (d)
Oregon School Boards Association Series B, 5.68%, 6/30/2028	100,000	125,647
Port of Morrow OR, Revenue 2.99%, 9/1/2036	50,000	49,778

		175,425

PENNSYLVANIA — 0.1%
Pennsylvania, State General Obligation 5.45%, 2/15/2030	440,000	538,265
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	98,445
State Public School Building Authority 5.00%, 9/15/2027	99,000	108,080

		744,790

SOUTH CAROLINA — 0.0% (d)
California, State Public Service Authority Series D, 2.39%, 12/1/2023	100,000	101,301

TENNESSEE — 0.0% (d)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series B, 4.05%, 7/1/2026	10,000	10,919

TEXAS — 0.0% (d)
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	75,000	106,387
North Texas, Tollway Authority Revenue Series C, 6.72%, 1/1/2049	50,000	77,533
San Antonio, TX, Public Service Board Revenue 5.99%, 2/1/2039	75,000	105,574
Texas, State Transportation Commission, Revenue, Series B Series B-, 5.18%, 4/1/2030	110,000	140,375
University of Texas System, Revenue Series A, 3.85%, 8/15/2046	50,000	57,285

		487,154

WASHINGTON — 0.0% (d)
Washington, State General Obligation 5.14%, 8/1/2040	150,000	197,578

TOTAL MUNICIPAL BONDS & NOTES (Cost $11,140,747)		12,479,251

ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust Series 2014-3, Class C, 2.58%, 9/8/2020.	1,000,000	1,013,800
Capital Auto Receivables Asset Trust Series 2015-3, Class A3, 1.94%, 1/21/2020	500,000	504,350
CarMax Auto Owner Trust 1.83%, 6/15/2021	750,000	757,875
GM Financial Automobile Leasing Trust Series 2015-2, Class A3, 1.68%, 12/20/2018	600,000	603,300

		2,879,325

CREDIT CARD — 0.1%
Citibank Credit Card Issuance Trust Series 2008-A1, Class A1, 5.35%, 2/7/2020	525,000	554,505

FOREST PRODUCTS & PAPER — 0.1%
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	361,850
Discover Card Execution Note Trust Series 2014-A4, Class A4, 2.12%, 12/15/2021	500,000	511,550

		873,400

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

IRON/STEEL — 0.0% (d)
Chase Issuance Trust Series 2015-A2, Class A2, 1.59%, 2/18/2020	$500,000	$503,150

TOTAL ASSET-BACKED SECURITIES (Cost $4,772,269)		4,810,380

MORTGAGE-BACKED SECURITIES — 1.1%
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%, 9/10/2045	1,000,000	1,052,620
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	500,000	532,400
COMM Mortgage Trust:
Series 2012-LC4, Class AM, 4.06%, 12/10/2044	1,500,000	1,617,495
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	500,000	547,820
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	553,975
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A1, 1.72%, 8/15/2048	857,153	859,913
FHLMC Multifamily Structured Pass Through Certificates 4.49%, 11/25/2019	1,000,000	1,086,140
GS Mortgage Securities Corp. II Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,600,000	1,698,064
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Class ASB, 3.14%, 5/15/2045	250,000	260,662
Series 2013-C10, Class A5, 3.14%, 12/15/2047	500,000	528,360
Series 2014-C20, Class A2, 2.87%, 7/15/2047	900,000	932,895
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,500,000	1,641,060
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.19%, 3/10/2046	1,000,000	1,058,900
Wells Fargo Commercial Mortgage Trust Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,472,505
WFRBS Commercial Mortgage Trust Series 2012-C9, Class A3, 2.87%, 11/15/2045	200,000	209,090

TOTAL MORTGAGE-BACKED SECURITIES (Cost $13,670,522)		14,051,899

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (g) (h)	9,950,412	9,950,412
State Street Navigator Securities Lending Prime Portfolio (h) (i)	2,548,075	2,548,075

TOTAL SHORT-TERM INVESTMENTS (Cost $12,498,487)		12,498,487

TOTAL INVESTMENTS — 100.5% (Cost $1,256,993,336)		1,296,733,115
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(5,183,748)

NET ASSETS — 100.0%		$1,291,549,367

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of September 30, 2016. Maturity date shown is the final maturity.
(c)	When-issued security.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2016.
(g)	The rate shown is the annualized seven-day yield at September 30, 2016.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

MTN = Medium Term Note

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$597,032	$—	$597,032
Aerospace & Defense	—	4,569,097	—	4,569,097
Agriculture	—	3,058,282	—	3,058,282
Airlines	—	1,363,004	—	1,363,004
Apparel	—	156,582	—	156,582
Auto Manufacturers	—	7,807,939	—	7,807,939
Auto Parts & Equipment	—	669,378	—	669,378
Banks	—	72,269,600	—	72,269,600
Beverages	—	9,766,404	—	9,766,404
Biotechnology	—	5,230,293	—	5,230,293
Chemicals	—	5,653,276	—	5,653,276
Commercial Services	—	2,932,902	—	2,932,902
Construction Materials	—	582,217	—	582,217
Distribution & Wholesale	—	231,452	—	231,452
Diversified Financial Services	—	12,677,581	—	12,677,581
Electric	—	25,285,038	—	25,285,038
Electrical Components & Equipment	—	417,887	—	417,887
Electronics	—	2,075,092	—	2,075,092
Engineering & Construction	—	320,634	—	320,634
Environmental Control	—	932,478	—	932,478
Food	—	5,868,229	—	5,868,229
Forest Products & Paper	—	1,448,303	—	1,448,303
Gas	—	1,324,609	—	1,324,609
Hand & Machine Tools	—	268,986	—	268,986
Health Care Products	—	5,772,593	—	5,772,593
Health Care Services	—	5,896,657	—	5,896,657
Holding Companies-Divers	—	428,146	—	428,146
Home Builders	—	146,978	—	146,978
Home Furnishings	—	208,020	—	208,020
Household Products	—	1,328,356	—	1,328,356
Household Products & Wares	—	694,807	—	694,807
Housewares	—	794,881	—	794,881
Insurance.	—	11,647,335	—	11,647,335
Internet	—	2,673,116	—	2,673,116
Investment Company Security	—	247,136	—	247,136
Iron/Steel	—	1,167,480	—	1,167,480
IT Services	—	8,817,607	—	8,817,607
Leisure Time	—	178,414	—	178,414
Lodging	—	651,331	—	651,331
Machinery, Construction & Mining	—	1,389,208	—	1,389,208
Machinery-Diversified	—	1,835,250	—	1,835,250
Media	—	12,710,263	—	12,710,263
Metal Fabricate & Hardware	—	568,331	—	568,331
Mining	—	3,047,679	—	3,047,679
Miscellaneous Manufacturer	—	4,201,688	—	4,201,688
Multi-National	—	5,310,213	—	5,310,213
Office & Business Equipment	—	602,263	—	602,263
Oil & Gas	—	25,073,783	—	25,073,783
Oil & Gas Services.	—	1,681,308	—	1,681,308
Packaging & Containers	—	376,845	—	376,845
Pharmaceuticals	—	16,951,755	—	16,951,755

See accompanying Notes to Schedule of Investments

SPDR Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Pipelines	$—	$10,973,104	$—	$10,973,104
Real Estate	—	621,617	—	621,617
Real Estate Investment Trusts	—	9,283,757	—	9,283,757
Retail	—	12,366,129	—	12,366,129
Semiconductors	—	3,158,628	—	3,158,628
Software	—	8,883,661	—	8,883,661
Telecommunications	—	19,742,772	—	19,742,772
Textiles	—	125,588	—	125,588
Tobacco	—	563,671	—	563,671
Toys/Games/Hobbies	—	141,819	—	141,819
Transportation	—	6,412,998	—	6,412,998
Trucking & Leasing	—	334,129	—	334,129
Water	—	257,629	—	257,629
Foreign Government Obligations	—	42,908,819	—	42,908,819
U.S. Government Agency Obligations	—	393,756,281	—	393,756,281
U.S. Treasury Obligations	—	463,454,758	—	463,454,758
Municipal Bonds & Notes	—	12,479,251	—	12,479,251
Asset-Backed Securities
Automobile	—	2,879,325	—	2,879,325
Credit Card	—	554,505	—	554,505
Forest Products & Paper	—	873,400	—	873,400
Iron/Steel	—	503,150	—	503,150
Mortgage-Backed Securities	—	14,051,899	—	14,051,899
Short-Term Investments	12,498,487	—	—	12,498,487

TOTAL INVESTMENTS	$12,498,487	$1,284,234,628	$—	$1,296,733,115

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	54,613,609	$54,613,609	53,969,258	98,632,455	9,950,412	$9,950,412	$28,786	$—
State Street Navigator Securities Lending Prime Portfolio	18,701,615	18,701,615	22,024,249	38,177,789	2,548,075	2,548,075	12,048	—

TOTAL		$73,315,224				$12,498,487	$40,834	$—

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 101.6%
ALABAMA — 0.4%
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2022	$3,465,000	$4,207,584
Series A, 5.00%, 8/1/2024	1,800,000	2,278,494
Birmingham, AL, Waterworks Board Revenue:
Series A, 5.00%, 1/1/2028 (a)	100,000	127,330
Series A, 5.00%, 1/1/2042	200,000	234,898
Mobile County, AL, Board of School Commissioners, Capital Outlay 3.75%, 3/1/2042	500,000	519,080
University of Alabama, AL, General Revenue Series D-2, 5.00%, 10/1/2037	230,000	272,325

		7,639,711

ALASKA — 0.5%
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2018	300,000	321,951
Series A, 5.00%, 8/1/2034	800,000	962,352
Series B, 5.00%, 8/1/2026	500,000	626,260
Anchorage, AK, General Obligation Series B, 5.00%, 9/1/2019	7,200,000	8,020,440
Borough of Matanuska-Susitna, AK, Lease Revenue 5.25%, 9/1/2028	135,000	169,249

		10,100,252

ARIZONA — 1.9%
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2029	250,000	317,057
5.00%, 6/1/2032	680,000	850,843
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A, 5.00%, 12/1/2031	8,045,000	9,643,461
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2026	100,000	126,902
Series A, 5.00%, 7/1/2018	2,500,000	2,677,775
Series A, 5.00%, 7/1/2022	170,000	200,874
Series A, 5.00%, 7/1/2036	1,000,000	1,180,600
Chandler, AZ, General Obligation 4.00%, 7/1/2022	1,120,000	1,296,086
Mesa, AZ, Excise Tax Revenue 5.00%, 7/1/2027	2,000,000	2,061,440
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue 5.00%, 7/1/2025	700,000	820,407
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2020	500,000	572,615
Series A, 5.00%, 7/1/2039	3,325,000	3,986,675
Series B, 5.00%, 7/1/2018	1,000,000	1,070,570
Series B, 5.00%, 7/1/2024	115,000	146,034
Series B, 5.00%, 7/1/2026	1,000,000	1,266,500
Series B, 5.00%, 7/1/2027	1,435,000	1,805,417

Pima, AZ, Sewer System Revenue:
5.00%, 7/1/2023	6,250,000	7,741,875
Series B, 5.00%, 7/1/2021	100,000	117,908
Scottsdale, AZ, General Obligation 3.00%, 7/1/2022	170,000	187,515

		36,070,554

ARKANSAS — 0.3%
Arkansas, State General Obligation:
5.00%, 4/1/2020	100,000	113,644
5.00%, 6/15/2021	125,000	147,243
Fort Smith, AR, Sales & Use Tax Revenue 3.60%, 5/1/2026	565,000	578,520
Little Rock, AR, School District, General Obligation 3.00%, 2/1/2024	4,355,000	4,653,753

		5,493,160

CALIFORNIA — 19.1%
Anaheim, CA, Housing & Public Improvements Authority Revenue Series A, 5.00%, 10/1/2041 (a)	2,220,000	2,539,125
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2029	5,000,000	6,302,200
Series A, 5.00%, 9/15/2031	1,000,000	1,143,050
Series A, 5.00%, 9/15/2032	2,000,000	2,283,620
California, Bay Area Toll Authority Revenue:
5.00%, 4/1/2028	550,000	662,321
5.00%, 4/1/2031	175,000	209,811
California, East Bay Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2033	565,000	699,210
Series B, 5.00%, 6/1/2020	350,000	402,440
Series B, 5.00%, 6/1/2029	1,025,000	1,376,811
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2032	3,160,000	3,981,853
5.00%, 10/1/2033	3,765,000	4,725,677
5.00%, 10/1/2034	2,400,000	3,000,648
5.00%, 10/1/2035	2,225,000	2,770,993
Series A, 4.00%, 10/1/2045	1,875,000	2,085,431
California, State Department of Water Resources Center Valley Project, Revenue:
Series AM, 5.00%, 12/1/2018	605,000	659,323
Series AM, 5.00%, 12/1/2020	110,000	128,256
Series AS, 5.00%, 12/1/2024	260,000	334,207
California, State Educational Facilities, Authority Revenue:
Series U-2, 5.00%, 10/1/2032	500,000	678,950
Series U-3, 5.00%, 6/1/2043	855,000	1,229,028
Series U-6, 5.00%, 5/1/2045	100,000	145,339
Series U-7, 5.00%, 6/1/2046	100,000	146,201
California, State General Obligation:
3.25%, 3/1/2032	250,000	264,910
4.00%, 8/1/2017	250,000	256,625
4.00%, 5/1/2023	225,000	263,302
4.00%, 9/1/2033	100,000	113,088
5.00%, 3/1/2018	3,250,000	3,438,012

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 4/1/2018	$140,000	$148,557
5.00%, 2/1/2019	1,650,000	1,806,304
5.00%, 9/1/2019	170,000	189,892
5.00%, 10/1/2019	250,000	280,083
5.00%, 10/1/2019	500,000	560,165
5.00%, 10/1/2019	100,000	112,033
5.00%, 9/1/2020	945,000	1,090,596
5.00%, 8/1/2021	4,000,000	4,736,840
5.00%, 9/1/2021	14,400,000	17,089,776
5.00%, 10/1/2022	1,445,000	1,761,397
5.00%, 10/1/2022	2,720,000	3,315,571
5.00%, 2/1/2023	525,000	630,856
5.00%, 10/1/2023	320,000	397,888
5.00%, 11/1/2023	3,900,000	4,860,024
5.00%, 3/1/2024	1,875,000	2,351,231
5.00%, 8/1/2024	10,300,000	13,011,887
5.00%, 8/1/2024	500,000	631,645
5.00%, 9/1/2024	200,000	248,124
5.00%, 9/1/2024	210,000	265,671
5.00%, 10/1/2024	215,000	257,329
5.00%, 12/1/2024	175,000	218,561
5.00%, 3/1/2025	165,000	210,594
5.00%, 10/1/2025	100,000	126,602
5.00%, 10/1/2025	250,000	265,433
5.00%, 11/1/2025	250,000	310,968
5.00%, 3/1/2026	1,000,000	1,273,610
5.00%, 10/1/2026	125,000	152,820
5.00%, 11/1/2026	150,000	189,642
5.00%, 8/1/2027	4,260,000	5,431,117
5.00%, 11/1/2027	200,000	248,014
5.00%, 12/1/2027	200,000	248,550
5.00%, 8/1/2028	1,000,000	1,249,780
5.00%, 9/1/2028	250,000	297,225
5.00%, 10/1/2029	2,675,000	2,831,915
5.00%, 8/1/2030	1,720,000	2,148,005
5.00%, 9/1/2030	210,000	249,005
5.00%, 9/1/2031	850,000	1,060,783
5.00%, 8/1/2032	875,000	1,071,989
5.00%, 10/1/2032	840,000	1,032,864
5.00%, 8/1/2033	6,680,000	8,162,158
5.00%, 10/1/2033	550,000	674,454
5.00%, 8/1/2034	5,350,000	6,554,713
5.00%, 8/1/2035	2,600,000	3,178,474
5.00%, 9/1/2036	1,120,000	1,377,566
5.00%, 4/1/2037	200,000	239,436
5.00%, 10/1/2037	425,000	516,604
5.00%, 4/1/2042	250,000	296,518
5.00%, 9/1/2042	200,000	239,918
5.00%, 2/1/2043	160,000	190,147
5.00%, 8/1/2045	3,780,000	4,607,480
5.00%, 9/1/2045	500,000	614,490
5.25%, 9/1/2029	150,000	187,437
Series B, 5.00%, 9/1/2018	100,000	107,787
Series B, 5.00%, 9/1/2023	2,900,000	3,599,973
Series B, 5.00%, 9/1/2025	100,000	128,593
Series C, 5.00%, 9/1/2032	500,000	619,040
California, State Infrastructure & Economic Development Bank Revenue Series A, 5.00%, 10/1/2041	400,000	495,492

California, State Public Works Board, Lease Revenue:
Series F, 5.00%, 10/1/2018	350,000	378,585
Series G, 5.00%, 12/1/2021	100,000	119,716
Series G, 5.00%, 12/1/2024	215,000	257,389
Chabot-Las Positas, CA, Community College District, General Obligation 5.00%, 8/1/2029	110,000	134,078
City & County of Honolulu, CA, General Obligation Series R1, 5.00%, 6/15/2020	400,000	459,140
Coast, CA, Community College District, General Obligation Series A, 5.00%, 8/1/2020	500,000	579,300
Coast, CA, Community College District, General Obligation, Election of 2012 Series A, 4.00%, 8/1/2032	2,530,000	2,845,972
Contra Costa, CA, Community College District, General Obligation 5.00%, 8/1/2038	1,670,000	2,024,725
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B, 5.00%, 3/1/2024	295,000	335,793
Desert Sands, CA, Unified School District, General Obligation 5.00%, 8/1/2042	6,550,000	7,810,416
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2028	1,905,000	2,419,502
Series A, 5.00%, 6/1/2029	5,035,000	6,348,531
Series B, 5.00%, 6/1/2022	115,000	140,090
Fremont, CA, Union High School District, General Obligation 5.00%, 8/1/2040	680,000	823,188
Grossmont, CA, Community College District, Election of 2012 Series A, 5.25%, 8/1/2038	3,200,000	3,958,976
Huntington Beach, CA, Union High School District, General Obligation:
5.00%, 8/1/2021	100,000	118,266
5.00%, 8/1/2022	100,000	121,306
Irvine Ranch, CA, Water District 5.25%, 2/1/2046 (a)	5,000,000	6,257,800
Livermore Valley, CA, Joint Unified School District, General Obligation 4.00%, 8/1/2041 (a)	12,330,000	13,668,052
Long Beach, CA, Community College District, General Obligation Series B, 5.00%, 8/1/2039	2,000,000	2,382,680
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	250,000	303,423
Los Angeles, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2019	1,000,000	1,116,660
Series A, 5.00%, 8/1/2031	1,820,000	2,268,685
Series F, 4.00%, 8/1/2032	3,380,000	3,802,128

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Los Angeles, CA, Department of Water:
Series A, 5.00%, 7/1/2036	$5,000,000	$5,773,900
Series B, 5.00%, 7/1/2020	115,000	132,158
Series B, 5.00%, 7/1/2021	100,000	118,365
Series B, 5.00%, 7/1/2026	100,000	124,601
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2026	100,000	122,842
Series A, 5.00%, 7/1/2039	1,000,000	1,210,880
Series A, 5.00%, 7/1/2040	865,000	1,054,340
Series B, 5.00%, 7/1/2028	250,000	319,763
Series B, 5.00%, 7/1/2019	320,000	355,597
Series B, 5.00%, 7/1/2032	350,000	429,236
Series B, 5.00%, 7/1/2032	450,000	547,312
Series B, 5.00%, 7/1/2035	2,000,000	2,379,860
Series B, 5.00%, 7/1/2043	775,000	916,585
Series B, 5.00%, 7/1/2045	2,315,000	2,811,012
Series D, 5.00%, 7/1/2022	185,000	225,017
Series D, 5.00%, 7/1/2033	1,000,000	1,228,560
Series D, 5.00%, 7/1/2039	3,875,000	4,692,160
Los Angeles, CA, General Obligation:
Series A, 5.00%, 9/1/2024	355,000	420,565
Series B, 5.00%, 9/1/2021	100,000	119,101
Los Angeles, CA, Harbor Department Revenue Series B, 5.00%, 8/1/2039	2,050,000	2,436,035
Los Angeles, CA, Public Works Financing Authority Revenue Series D, 4.00%, 12/1/2036	595,000	658,885
Los Angeles, CA, Redevelopment Authority, Tax Allocation 5.25%, 12/1/2025 (b)	3,505,000	4,482,509
Los Angeles, CA, Unified School District, General Obligation:
Series A, 4.00%, 7/1/2040	250,000	278,023
Series A, 5.00%, 7/1/2021	2,500,000	2,960,400
Series A, 5.00%, 7/1/2023	4,100,000	5,108,641
Series A, 5.00%, 7/1/2032	430,000	505,916
Series B, 5.00%, 7/1/2021	2,500,000	2,960,400
Series C, 5.00%, 7/1/2021	2,500,000	2,960,400
Series C, 5.00%, 7/1/2024	1,970,000	2,504,953
Series D, 5.00%, 7/1/2021	2,500,000	2,960,400
Los Angeles, CA, Wastewater System Revenue:
Series A, 5.00%, 6/1/2018	105,000	112,256
Series B, 5.00%, 6/1/2035	295,000	356,628
Marin, CA, Water District Financing Authority Series A, 5.00%, 7/1/2044	620,000	743,033
Metropolitan Water District of Southern California Series C, 5.00%, 10/1/2027	4,120,000	5,497,028
Monterey Peninsula, CA, Community College District, General Obligation Zero Coupon, 8/1/2026	350,000	281,789
Oakland, CA, Unified School District, Alameda County, General Obligation, Election of 2012 6.63%, 8/1/2038	200,000	251,218

Orange County, CA, Sanitation District Wastewater Revenue:
Series A, 3.00%, 2/1/2031	400,000	421,960
Series A, 5.00%, 2/1/2035	1,955,000	2,428,853
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	250,000	275,355
Riverside County, CA, Transportation Commission, Sales Tax Revenue Series A, 5.25%, 6/1/2031	150,000	186,359
Riverside, CA, Community College District Foundation, General Obligation 5.00%, 8/1/2029	1,200,000	1,504,140
Sacramento, CA, Municipal Utility District, Electricity Revenue:
5.00%, 7/1/2028	325,000	414,167
Series B, 5.00%, 8/15/2017	105,000	108,813
Series D, 5.00%, 8/15/2023	4,600,000	5,754,784
San Antonio, CA, Community College District, General Obligation 6.25%, 8/1/2043 (c)	2,160,000	1,864,145
San Bernardino, CA, Community College District Series A, 5.00%, 8/1/2029	1,000,000	1,218,890
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
5.00%, 5/15/2023	100,000	124,585
Series A, 5.00%, 5/15/2034	5,300,000	6,605,178
San Diego County, CA, Public Facilities Financing Authority, Water Revenue Series B, 5.00%, 8/1/2017	650,000	672,756
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 4.75%, 4/1/2048	355,000	414,519
Series A, 5.00%, 4/1/2029	700,000	867,895
Series A, 5.00%, 4/1/2037	225,000	270,344
Series A, 5.00%, 4/1/2042	425,000	499,422
San Diego County, CA, Regional, Transportation Commission, Sales Tax Revenue Series A, 5.00%, 4/1/2039	155,000	185,287
San Diego County, CA, Water Authority Revenue:
5.00%, 5/1/2025	100,000	122,913
5.00%, 5/1/2027	105,000	128,505
5.00%, 5/1/2028	105,000	128,229
Series A, 5.00%, 5/1/2032	1,500,000	1,879,845
Series A-GREEN BONDS, 5.00%, 5/1/2033	1,000,000	1,248,310
San Diego, CA, Community College District, General Obligation:
5.00%, 8/1/2020	100,000	115,451
5.00%, 8/1/2030	135,000	166,514
5.00%, 8/1/2032	1,200,000	1,474,860
5.00%, 8/1/2043	1,820,000	2,184,510

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

San Diego, CA, Unified School District, General Obligation:
Series I, Zero Coupon, 7/1/2036	$2,770,000	$1,384,474
Series I, Zero Coupon, 7/1/2037	250,000	118,880
San Francisco, CA, Bay Area Rapid Transit District Revenue:
Series A, 5.00%, 7/1/2030	500,000	604,745
Series A, 5.00%, 7/1/2032	1,000,000	1,207,030
Series A, 5.00%, 7/1/2036	500,000	601,670
San Francisco, CA, City & County Public Utilities Commission, Waste Water Revenue Series B, 5.00%, 10/1/2026	1,110,000	1,343,755
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series C, 4.00%, 11/1/2032	750,000	829,132
San Jose, CA, Evergreen Community College District, General Obligation Series B, 5.00%, 9/1/2018	275,000	296,962
San Jose, CA, Financing Authority Revenue:
Series A, 5.00%, 6/1/2028	1,435,000	1,748,921
Series A, 5.00%, 6/1/2039	400,000	472,236
San Marcos, CA, Unified School District Election of 2010:
Series A, 5.00%, 8/1/2038	150,000	175,628
Series C, 5.00%, 8/1/2040	150,000	178,257
San Mateo County, CA, Community College District, General Obligation 5.00%, 9/1/2033	300,000	368,208
San Mateo County, CA, Transportation Authority Revenue Series A, 5.00%, 6/1/2022	750,000	913,627
San Ramon Valley, CA, Unified School District, General Obligation 4.00%, 8/1/2019	1,000,000	1,089,110
Santa Clara County, CA, Financing Authority Revenue:
Series Q, 2.50%, 5/15/2029	100,000	99,249
Series Q, 4.00%, 5/15/2031	1,815,000	2,051,730
Santa Clara County, CA, General Obligation:
Series B, 3.25%, 8/1/2035	750,000	766,372
Series B, 5.00%, 8/1/2022	100,000	121,872
Solano County, CA, Community College District, General Obligation Series A, 4.38%, 8/1/2047	1,650,000	1,853,907
Southern California Water Replenishment District Financing Authority 5.00%, 8/1/2041	100,000	120,823
Southern, CA, Public Power Authority Revenue:
5.25%, 7/1/2030	500,000	587,200
Series A, 5.00%, 7/1/2023	3,725,000	4,409,096
Series A, 5.00%, 7/1/2025	500,000	590,555
University of California, Revenue:
Series A, 3.00%, 11/1/2033	250,000	253,538
Series A, 3.13%, 11/1/2036	625,000	639,300
Series A, 4.00%, 11/1/2035	100,000	112,880
Series A, 4.00%, 11/1/2037	250,000	280,388

Series A, 4.00%, 11/1/2038	500,000	558,975
Series A, 5.00%, 11/1/2019	150,000	168,642
Series A, 5.00%, 11/1/2020	200,000	232,278
Series A, 5.00%, 11/1/2021	2,500,000	2,986,525
Series A, 5.00%, 11/1/2030	4,750,000	5,923,535
Series A, 5.00%, 11/1/2032	1,135,000	1,404,801
Series A, 5.00%, 11/1/2041	1,600,000	1,958,464
Series A, 5.00%, 11/1/2045	4,280,000	5,202,083
Series AF, 5.00%, 5/15/2019	3,335,000	3,693,446
Series AI, 5.00%, 5/15/2032	200,000	245,876
Series AI, 5.00%, 5/15/2033	6,900,000	8,468,094
Series AI, 5.00%, 5/15/2034	740,000	906,596
Series AM, 5.00%, 5/15/2027	565,000	709,035
Series AM, 5.00%, 5/15/2049	1,000,000	1,188,280
Series AO, 5.00%, 5/15/2025	6,500,000	8,416,395
Series AO, 5.00%, 5/15/2032	100,000	124,696
Series AR, 4.00%, 5/15/2037	555,000	624,208
Series AR, 5.00%, 5/15/2041	100,000	122,870
Series G, 5.00%, 5/15/2026	670,000	812,207
Series G, 5.00%, 5/15/2037	265,000	315,045
Series I, 5.00%, 5/15/2022	500,000	606,730
Series K, 4.00%, 5/15/2036	245,000	274,662
Series K, 4.00%, 5/15/2037	1,000,000	1,118,360
Ventura County, CA, Public Financing Authority, Lease Revenue:
Series A, 5.00%, 11/1/2026	100,000	121,927
Series A, 5.00%, 11/1/2030	640,000	775,328
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	300,000	343,749

		362,497,767

COLORADO — 1.4%
Adams & Weld Counties, CO, School District No. 27J, General Obligation 5.00%, 12/1/2033	100,000	121,989
Aurora, CO, Water Revenue 5.00%, 8/1/2046	4,800,000	5,848,560
Boulder Valley, CO, School District No. 2, General Obligation 5.00%, 12/1/2040	3,085,000	3,676,549
Colorado, State Board of Governors University Enterprise System Revenue:
Series A, 5.00%, 3/1/2031	2,000,000	2,584,800
Series A, 5.00%, 3/1/2033	895,000	1,196,221
Colorado, State Building Excellent Schools Today, Certificates of Participation Series H COPs, 3.25%, 3/15/2035	500,000	511,285
Colorado, State Higher Education Capital Construction Lease Purchase Program, Certificates of Participation Series A, COPs, 5.00%, 11/1/2024	105,000	132,204
Danver, CO, City & County, Revenue Series A, 5.00%, 8/1/2042	1,000,000	1,215,530
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2025	4,000,000	5,142,080
Series B, 5.00%, 12/1/2026	100,000	122,815
Series B, 5.00%, 12/1/2027	2,000,000	2,510,980

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A, 3.00%, 4/1/2029	$650,000	$669,266
Regional, CO, Transportation District, Sales Tax Revenue:
Series A, 5.00%, 11/1/2028	1,600,000	2,084,544
Series A, 5.00%, 11/1/2028	125,000	150,784
Series A, 5.00%, 11/1/2031	460,000	552,510
Series A, 5.00%, 11/1/2032	415,000	497,664
University of Colorado, Enterprise System Revenue Series A, 5.00%, 6/1/2035	190,000	225,669

		27,243,450

CONNECTICUT — 2.4%
Connecticut, State General Obligation:
Series A, 4.00%, 3/15/2036	500,000	544,285
Series A, 5.00%, 10/15/2017	310,000	323,104
Series A, 5.00%, 10/15/2020	250,000	286,713
Series A, 5.00%, 10/15/2026	100,000	115,111
Series A, 5.00%, 3/1/2027	200,000	240,952
Series C, 5.00%, 6/1/2018	900,000	959,724
Series C, 5.00%, 6/15/2018	595,000	635,401
Series C, 5.00%, 7/15/2022	4,760,000	5,696,102
Series D, 5.00%, 11/1/2025	285,000	335,371
Series D, 5.00%, 6/15/2031	360,000	430,700
Series E, 4.00%, 9/15/2027	1,000,000	1,117,510
Series E, 5.00%, 8/15/2020	750,000	855,982
Series E, 5.00%, 8/15/2024	125,000	152,510
Series E, 5.00%, 8/15/2025	100,000	121,645
Series F, 4.00%, 11/15/2017	1,000,000	1,034,530
Series F, 5.00%, 11/15/2021	6,415,000	7,553,662
Series F, 5.00%, 11/15/2024	1,000,000	1,239,620
Series F, 5.00%, 11/15/2026	1,275,000	1,563,265
Connecticut, State Health & Educational Facility Authority Revenue Series A-2, 2.00%, 7/1/2042 (d)	2,100,000	2,129,799
Hartford County, CT, Metropolitan District Clean Water Project Revenue:
Series A, 5.00%, 4/1/2033	1,750,000	1,847,842
Series A, 5.00%, 11/1/2042	1,000,000	1,197,050
State of Connecticut, Special Tax Revenue:
Series A, 4.00%, 8/1/2035	2,630,000	2,883,742
Series A, 5.00%, 8/1/2029	100,000	122,428
Series A, 5.00%, 8/1/2032	3,800,000	4,587,930
Series A, 5.00%, 10/1/2032	135,000	161,683
Series A, 5.00%, 8/1/2033	1,605,000	1,930,719
Series A, 5.00%, 8/1/2034	1,135,000	1,360,354
University of Connecticut, Revenue:
Series A, 3.00%, 3/15/2033	145,000	146,069
Series A, 5.00%, 2/15/2025	4,000,000	4,594,280
Series A, 5.00%, 11/15/2028	115,000	137,676
Series A, 5.00%, 3/15/2029	1,250,000	1,544,587

		45,850,346

DELAWARE — 0.4%
Delaware, State General Obligation:
5.00%, 3/1/2020	350,000	398,020

5.00%, 3/1/2022	100,000	120,645
Series B, 5.00%, 2/1/2021	370,000	432,963
Delaware, State Transportation Authority 5.00%, 7/1/2022	2,250,000	2,724,142
New Castle County, DE, General Obligation:
5.00%, 10/1/2021	1,030,000	1,225,031
5.00%, 10/1/2038	2,315,000	2,826,268

		7,727,069

DISTRICT OF COLUMBIA — 1.2%
District of Columbia, General Obligation:
Series A, 5.00%, 6/1/2022	130,000	156,931
Series A, 5.00%, 6/1/2023	2,750,000	3,392,730
Series A, 5.00%, 6/1/2038	3,800,000	4,574,516
Series A, 5.00%, 6/1/2041	500,000	608,065
Series C, 5.00%, 12/1/2023	100,000	122,216
Series C, 5.00%, 12/1/2031	3,080,000	3,741,830
Series C, 5.00%, 12/1/2035	370,000	443,700
District of Columbia, Income Tax Secured Revenue:
Series A, 5.00%, 12/1/2036	590,000	689,834
Series C, 4.00%, 12/1/2035	1,500,000	1,644,645
Series C, 4.00%, 12/1/2037	1,000,000	1,092,230
Series C, 5.00%, 12/1/2026	995,000	1,212,089
Series C, 5.00%, 12/1/2037	500,000	597,650
Series G, 5.00%, 12/1/2031	200,000	236,782
District of Columbia, Water & Sewer Authority:
Series A, 5.00%, 10/1/2032	3,850,000	4,764,914
Series B, 5.00%, 10/1/2034	290,000	356,164

		23,634,296

FLORIDA — 4.0%
Broward County, FL, Water & Sewer Utility Revenue Series A, 5.00%, 10/1/2037	450,000	531,126
Florida’s Turnpike Enterprise:
Series A, 5.00%, 7/1/2022	150,000	180,593
Series A, 5.00%, 7/1/2023	125,000	150,725
Florida, State Board of Education:
Series A, 5.00%, 6/1/2020	150,000	171,657
Series D, 5.00%, 6/1/2022	360,000	424,080
Florida, State Board of Education, Capital Outlay, General Obligation:
5.00%, 6/1/2019	5,700,000	6,308,646
Series A, 5.00%, 6/1/2018	325,000	347,288
Series A, 5.00%, 6/1/2024	3,000,000	3,773,940
Series B, 5.00%, 6/1/2025	2,000,000	2,414,320
Florida, State Board of Education, General Obligation Series B, 3.00%, 6/1/2034	100,000	102,361
Florida, State Department of Management Services, Certificates of Participation Series A, COPs, 5.00%, 8/1/2021	265,000	311,359
Florida, State General Obligation:
Series A, 3.00%, 6/1/2026	250,000	276,265
Series B, 5.00%, 7/1/2019	2,300,000	2,555,185

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series B, 2.25%, 6/1/2022	$100,000	$104,462
Series B, 5.00%, 6/1/2018	110,000	117,544
Series B, 5.00%, 7/1/2024	210,000	248,138
Series D, 5.00%, 6/1/2018	625,000	667,862
Series E, 5.00%, 6/1/2021	230,000	270,712
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042 (a)	6,705,000	8,070,607
Hillsborough County, FL, School Board, Certificates of Participation Series A, COPs, 5.00%, 7/1/2029	810,000	952,155
Jacksonville, FL, Improvement Revenue 5.00%, 10/1/2027	130,000	155,639
Jacksonville, FL, Special Revenue:
5.00%, 10/1/2029	100,000	123,920
Series C, 5.00%, 10/1/2021	190,000	224,255
Series C, 5.00%, 10/1/2024	1,120,000	1,349,421
Series C, 5.00%, 10/1/2025	1,080,000	1,300,536
Series C, 5.00%, 10/1/2031	335,000	397,276
Jacksonville, FL, Transit Revenue Series A, 5.00%, 10/1/2026	1,950,000	2,334,579
JEA, FL, Electric System Revenue Series A, 5.00%, 10/1/2023	200,000	244,958
JEA, FL, State Johns River Power Park Revenue:
Series SIX, 5.00%, 10/1/2024	100,000	111,561
Series SIX, ETM, 5.00%, 10/1/2017	475,000	494,465
JEA, FL, Water & Sewer System Revenue Series B, 5.00%, 10/1/2034	170,000	198,892
Miami-Dade County, FL, General Obligation:
5.00%, 7/1/2027	1,250,000	1,426,100
Series A, 5.00%, 7/1/2024	500,000	626,990
Series B, 5.00%, 7/1/2025	320,000	404,474
Series B, 5.00%, 7/1/2026	120,000	150,677
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
4.00%, 7/1/2042	500,000	536,530
5.00%, 7/1/2037	5,385,000	6,234,484
5.00%, 7/1/2042	1,200,000	1,385,784
Orange County, FL, Sales Tax Revenue:
Series C, 5.00%, 1/1/2020	735,000	827,456
Series C, 5.00%, 1/1/2024	115,000	143,224
Orange County, FL, School Board, Certificates of Participation Series C, COPs, 5.00%, 8/1/2029	6,635,000	8,207,097
Orange County, FL, Tourist Development Tax Revenue 5.00%, 10/1/2022	4,750,000	5,732,062
Orlando County, FL, Contract Tourist Development Series A, 5.00%, 11/1/2044	4,105,000	4,781,217
Orlando County, FL, Contract Tourist Development Tax Payments Revenue Series A, 5.25%, 11/1/2031	400,000	493,768

Orlando County, FL, Utilities Commission Revenue Series A, 5.00%, 10/1/2018	600,000	648,132
Palm Beach County, FL, School Board, Certificate of Participation Series B, COPs, 5.00%, 8/1/2021	100,000	117,546
Palm Beach County, FL, Solid Waste Authority Revenue 5.00%, 10/1/2024	800,000	942,536
Reedy Creek, FL, Improvement District, General Obligation Series A, 5.25%, 6/1/2031	100,000	122,955
South Florida Water Management District, Certificates of Participation COPs, 5.00%, 10/1/2022	2,065,000	2,491,939
Tallahassee, FL, Energy System Revenue 5.00%, 10/1/2031	2,000,000	2,422,920
Tohopekaliga, FL, Water Authority Utility System Revenue 4.00%, 10/1/2033	500,000	573,070
University of Miami 4.00%, 9/1/2039	2,465,000	2,664,345

		75,847,833

GEORGIA — 2.3%
Atlanta, GA, General Obligation 5.00%, 12/1/2022	3,265,000	3,990,352
Atlanta, GA, Water & Wastewater System Revenue Series B, 5.25%, 11/1/2029	405,000	498,903
Georgia, State Gas 5.00%, 2/1/2027	3,500,000	4,464,390
Georgia, State General Obligation:
Series A, 4.00%, 2/1/2031	100,000	116,376
Series A, 5.00%, 1/1/2023	100,000	123,248
Series A, 5.00%, 1/1/2025	2,545,000	3,128,060
Series A-1, 5.00%, 2/1/2017	100,000	101,364
Series C, 5.00%, 7/1/2019	6,900,000	7,669,557
Series C, 5.00%, 10/1/2021	100,000	119,257
Series J-2, 4.00%, 11/1/2017	1,000,000	1,034,200
Georgia, State Private Colleges & Universities Authority Revenue:
Series A, 5.00%, 10/1/2046	5,000,000	6,089,000
Series B, 5.00%, 10/1/2038	7,500,000	9,155,700
Gwinnett County, GA, School District:
3.00%, 8/1/2019	500,000	529,480
5.00%, 8/1/2022	4,600,000	5,600,316
Henry County, GA, School District, General Obligation 4.00%, 8/1/2029	200,000	236,484
Sandy Springs, GA, Public Facilities Authority Revenue 5.00%, 5/1/2041	250,000	304,813

		43,161,500

HAWAII — 2.1%
City & County of Honolulu, HI, General Obligation:
Series A, 5.00%, 10/1/2017	1,240,000	1,291,200
Series A, 5.00%, 11/1/2022	100,000	121,861
Series A, 5.00%, 10/1/2025	100,000	128,747

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 10/1/2029	$475,000	$601,079
Series A, 5.00%, 10/1/2037	700,000	859,061
Series A, 5.00%, 10/1/2038	2,250,000	2,755,102
Series B, 5.00%, 10/1/2018	770,000	832,093
Series B, 5.00%, 10/1/2029	485,000	613,734
Hawaii, State General Obligation:
Series DZ, 5.00%, 12/1/2024	35,000	41,901
Series DZ, 5.00%, 12/1/2024	65,000	77,383
Series DZ, 5.00%, 12/1/2026	85,000	101,759
Series DZ, 5.00%, 12/1/2026	115,000	136,782
Series DZ, 5.00%, 12/1/2029	990,000	1,170,982
Series EA, 5.00%, 12/1/2017	500,000	523,985
Series EA, 5.00%, 12/1/2018	125,000	135,915
Series EA, 5.00%, 12/1/2022	180,000	214,988
Series EA, 5.00%, 12/1/2023	250,000	297,765
Series EH, 5.00%, 8/1/2020	105,000	120,327
Series EO, 5.00%, 8/1/2032	100,000	122,106
Series EP, 5.00%, 8/1/2021	100,000	117,802
Series ET, 4.00%, 10/1/2026	4,100,000	4,856,696
Series EZ, 5.00%, 10/1/2024	900,000	1,132,461
Series FB, 3.00%, 4/1/2036	250,000	250,822
Series FE, 5.00%, 10/1/2019	100,000	111,718
Series FE, 5.00%, 10/1/2028	4,000,000	5,094,120
Series FH, 5.00%, 10/1/2023 (a)	15,100,000	18,684,891
Hawaii, State Highway Revenue Series A, 5.00%, 1/1/2032	100,000	118,233

		40,513,513

ILLINOIS — 1.5%
Chicago, IL, Park District, General Obligation Series A, 5.00%, 1/1/2039	110,000	124,904
Illinois, State Finance Authority Revenue:
5.00%, 1/1/2022	2,000,000	2,380,260
Series A, 5.00%, 10/1/2029	125,000	150,920
Series A, 5.00%, 10/1/2030	1,250,000	1,451,700
Series A, 5.00%, 12/1/2031	100,000	121,982
Series A, 5.00%, 1/1/2033	825,000	965,770
Series A, 5.00%, 1/1/2035	1,345,000	1,565,943
Series A, 5.00%, 1/1/2038	100,000	116,236
Series B, 5.00%, 1/1/2037	4,000,000	4,672,680
Series B, 5.00%, 1/1/2038	475,000	567,093
Series B, 5.00%, 1/1/2038	1,000,000	1,165,290
Series B, 5.00%, 1/1/2039	170,000	197,487
Series B, 5.00%, 1/1/2040	4,380,000	5,179,043
Series A, 5.00%, 10/1/2051	5,020,000	5,655,381
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2025	185,000	221,787
Series A, 3.00%, 6/15/2033	500,000	490,305
Series A, 3.00%, 6/15/2034	450,000	439,686
Series A, 4.00%, 6/15/2018	100,000	104,871
Illinois, University of Chicago, Finance Authority Revenue Series A, 4.00%, 10/1/2032	955,000	1,027,370
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	125,000	136,370

Metropolitan Water Reclamation District of Greater Chicago Series B, 5.00%, 12/1/2039	50,000	58,847
Schaumburg, IL, General Obligation Series A, 4.00%, 12/1/2032	850,000	931,532
University of Illinois Series A, 4.00%, 4/1/2035	250,000	269,653

		27,995,110

INDIANA — 0.4%
Carmel, IN, Redevelopment Authority, Lease Rental Revenue:
Series A, 4.00%, 8/1/2030	2,325,000	2,590,143
Series A, 4.00%, 2/1/2038	1,335,000	1,468,687
Indiana, University Revenue Series A, 5.00%, 6/1/2041	2,650,000	3,222,744

		7,281,574

IOWA — 0.1%
Iowa, State Finance Authority Revenue 5.00%, 8/1/2021	125,000	148,091
Iowa, State Revenue Series A, 5.00%, 6/1/2021	1,715,000	2,003,257

		2,151,348

KANSAS — 0.4%
Kansas Development Finance Authority Series G, 5.00%, 4/1/2025	380,000	463,782
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2019	225,000	251,395
5.00%, 9/1/2030	325,000	406,877
5.00%, 9/1/2034	4,800,000	5,912,016
5.00%, 9/1/2035	480,000	589,018
Shawnee County, KS, Unified School District No. 501 Topeka, General Obligation Series A, 4.00%, 8/1/2044	500,000	530,975

		8,154,063

KENTUCKY — 0.3%
Kentucky, State Turnpike Authority, Economic Development Road Revenue:
Series A, 5.00%, 7/1/2023	250,000	305,877
Series B, 5.00%, 7/1/2022	2,565,000	3,070,869
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series B, 4.00%, 5/15/2037	645,000	697,884
University of Kentucky, General Receipts Revenue:
Series A, 4.00%, 4/1/2044	800,000	854,408
Series B, 5.00%, 10/1/2021	1,000,000	1,185,610

		6,114,648

LOUISIANA — 0.7%
East Baton Rouge, LA, Sewer Commission Revenue Series B, 5.00%, 2/1/2039	3,335,000	3,927,663

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Louisiana, State Gas & Fuels Tax Revenue:
Series A-1, 5.00%, 5/1/2021	$100,000	$117,343
Series A-1, 5.00%, 5/1/2023	760,000	912,395
Series A-1, 5.00%, 5/1/2027	135,000	160,226
Louisiana, State General Obligation:
Series C, 5.00%, 7/15/2022	680,000	811,648
Series C, 5.00%, 8/1/2025	1,100,000	1,361,162
Series D-1, 5.00%, 12/1/2024	2,000,000	2,478,260
Series D-1, 5.00%, 12/1/2028	850,000	1,036,703
Louisiana, State Highway Improvement Revenue:
Series A, 4.00%, 9/1/2021	1,550,000	1,741,967
Series A, 5.00%, 6/15/2019	900,000	992,664
Series A, 5.00%, 6/15/2022	150,000	180,092

		13,720,123

MAINE — 0.1%
Maine, State Turnpike Authority Revenue:
5.00%, 7/1/2026	1,190,000	1,497,710
Series C, 5.00%, 11/1/2020	130,000	149,855

		1,647,565

MARYLAND — 3.1%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2018	90,000	95,514
Baltimore, MD, General Obligation:
5.00%, 8/1/2018	480,000	515,938
Series B, 5.00%, 10/15/2019	280,000	313,499
Series B, 5.00%, 10/15/2020	1,000,000	1,155,810
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2025	125,000	158,916
5.00%, 5/1/2041	550,000	665,357
Maryland, State Department of Transportation, Consolidated Transportation Revenue 3.00%, 12/15/2030	2,325,000	2,411,932
Maryland, State General Obligation:
4.00%, 6/1/2025	100,000	118,731
4.50%, 8/1/2019	280,000	308,190
5.00%, 6/1/2019	250,000	277,043
5.00%, 3/1/2024	1,000,000	1,169,610
5.00%, 6/1/2026	6,500,000	8,166,145
Series A, 3.00%, 3/1/2026	500,000	531,830
Series A, 4.00%, 3/1/2027	2,900,000	3,337,349
Series A, 5.00%, 3/1/2018	1,000,000	1,058,140
Series A, 5.00%, 8/1/2018	700,000	752,409
Series A-1, 4.00%, 3/15/2025	190,000	209,319
Series B, 5.00%, 8/1/2020	100,000	115,125
Series B, 3.00%, 8/1/2028	1,300,000	1,378,442
Series B, 4.50%, 8/1/2019	1,000,000	1,100,680
Series B, 5.00%, 8/1/2021	100,000	115,410
Series B, 5.00%, 8/1/2026	2,000,000	2,424,860
Series C, 5.00%, 8/1/2018	1,100,000	1,182,357
Series C, 5.00%, 8/1/2020	200,000	230,250
Series C, 5.00%, 8/1/2021	4,675,000	5,541,044

Maryland, State Health & Higher Educational Facilities Authority Revenue:
Series A, 5.00%, 7/1/2025	210,000	255,163
Series B, 4.25%, 7/1/2041	5,000,000	5,484,100
Montgomery, MD, State General Obligation:
Series A, 5.00%, 7/1/2017	490,000	505,234
Series A, 5.00%, 11/1/2022	4,000,000	4,900,680
Series B, 4.00%, 12/1/2025	3,590,000	4,234,082
Series B, 5.00%, 11/1/2025	300,000	381,636
Prince George’s County, MD, General Obligation:
Series A, 4.00%, 9/1/2026	1,500,000	1,776,105
Series A, 5.00%, 3/1/2019	2,060,000	2,262,086
University System of Maryland Series A, 3.00%, 4/1/2035	500,000	515,445
Washington, MD, Suburban Sanitary Commission:
3.00%, 6/1/2029	1,310,000	1,396,774
4.00%, 6/1/2020	1,900,000	2,108,430
5.00%, 6/1/2018	1,100,000	1,175,064
Washington, MD, Suburban Sanitary Commission, General Obligation 5.00%, 6/1/2020	175,000	200,471

		58,529,170

MASSACHUSETTS — 4.7%
Boston, MA, General Obligation:
Series A, 4.00%, 4/1/2018	450,000	470,857
Series B, 5.00%, 4/1/2019	3,170,000	3,492,484
Commonwealth of Massachusetts Transportation Fund Revenue:
Series A, 5.00%, 6/1/2022	1,510,000	1,833,880
Series A, 5.00%, 6/1/2023	2,050,000	2,549,810
Massachusetts, Bay Transportation Authority, Revenue:
Series A, 4.00%, 7/1/2037	1,270,000	1,357,884
Series B, 5.00%, 7/1/2025	5,000,000	6,399,900
Massachusetts, Bay Transportation Authority, Sales Tax Revenue Series A, 4.00%, 7/1/2017	755,000	772,584
Massachusetts, State College Building Authority Revenue:
Series A, 4.00%, 5/1/2027	1,000,000	1,168,830
Series A, 4.00%, 5/1/2028	1,500,000	1,737,795
Series A, 4.00%, 5/1/2029	2,000,000	2,294,980
Series A, 5.00%, 5/1/2033	6,655,000	7,978,480
Series C, 3.00%, 5/1/2032	710,000	725,748
Series C, 3.00%, 5/1/2042	120,000	120,121
Massachusetts, State Federal Highway Revenue:
Series A, 5.00%, 6/15/2018	435,000	465,071
Series A, 5.00%, 6/15/2023	400,000	487,108
Series A, 5.00%, 6/15/2024	100,000	126,923
Massachusetts, State General Obligation:
3.50%, 5/1/2036	1,450,000	1,514,960
Series A, 4.00%, 12/1/2032	2,465,000	2,705,313

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series A, 4.00%, 3/1/2041	$750,000	$820,305
Series A, 4.50%, 12/1/2043	5,680,000	6,419,763
Series A, 5.00%, 7/1/2026	600,000	778,254
Series A, 5.00%, 3/1/2032	1,215,000	1,474,026
Series A, 5.00%, 3/1/2041	1,000,000	1,187,360
Series B, 5.00%, 8/1/2017	360,000	372,240
Series B, 5.00%, 7/1/2025	1,000,000	1,279,050
Series B, 5.00%, 7/1/2029	300,000	380,184
Series C, 3.63%, 10/1/2039	445,000	457,914
Series C, 3.63%, 10/1/2041	1,410,000	1,449,847
Series C, 5.00%, 8/1/2020	400,000	459,036
Series D-GREEN BOND, 5.00%, 8/1/2033	350,000	414,113
Series E, 3.25%, 9/1/2040	1,315,000	1,341,537
Series E, 4.00%, 9/1/2037	175,000	193,921
Series E, 4.00%, 9/1/2039	6,550,000	7,214,432
Series E, 4.00%, 9/1/2041	4,000,000	4,399,120
Series E, 5.00%, 9/1/2023	125,000	152,400
Series E, 5.00%, 9/1/2027	215,000	260,485
Series E, 5.00%, 8/1/2036	1,100,000	1,282,897
Series F, 5.00%, 11/1/2026	500,000	608,980
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 8/15/2021	115,000	136,411
Series B, 4.00%, 8/15/2017	200,000	205,392
Series B, 5.00%, 8/15/2017	500,000	517,760
Series B, 5.00%, 8/15/2028	220,000	266,482
Series B, 5.00%, 8/15/2029	450,000	544,509
Massachusetts, State Transportation Fund Revenue Series A, 5.00%, 6/1/2022	150,000	177,000
Massachusetts, State Water Pollution Abatement Trust Revenue:
5.00%, 8/1/2019	3,600,000	4,009,284
Series 16B, 5.00%, 8/1/2024	480,000	551,429
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2026	5,830,000	6,995,825
Series D, 5.00%, 8/1/2033	6,030,000	7,550,284
University of Massachusetts, Building Authority, Project Revenue Series 1, 5.00%, 11/1/2039	600,000	703,182

		88,806,150

MICHIGAN — 1.6%
Michigan, State Building Authority Revenue:
Series I, 5.00%, 4/15/2019	4,000,000	4,395,200
Series I, 5.00%, 4/15/2041	4,505,000	5,396,765
Series I, 5.00%, 10/15/2046	1,700,000	2,028,287
Series I, 5.00%, 10/15/2051	3,725,000	4,426,380
Michigan, State Finance Authority Revenue:
5.00%, 7/1/2020	450,000	498,892
5.00%, 10/1/2024	125,000	152,128
5.00%, 10/1/2032	125,000	149,258
Series A, 5.00%, 1/1/2017	600,000	606,108
Series A, 5.00%, 1/1/2018	125,000	131,410
Series A, 5.00%, 7/1/2018	1,000,000	1,071,650
Michigan, State General Obligation:
5.00%, 11/1/2017	1,000,000	1,044,200
Series A, 5.00%, 12/1/2018	100,000	108,732
State of Michigan Trunk Line Revenue
5.00%, 11/15/2018	1,600,000	1,735,456
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	342,978
5.00%, 4/1/2040	7,025,000	8,606,819

		30,694,263

MINNESOTA — 1.3%
Farmington, MN, Independent School District, General Obligation Series A, 3.00%, 2/1/2024	750,000	812,415
Minnesota, State General Fund Revenue:
Series A, 5.00%, 6/1/2029	1,000,000	1,213,120
Series B, 5.00%, 3/1/2018	3,675,000	3,889,216
Series B, 5.00%, 3/1/2028	5,000,000	5,925,300
Minnesota, State General Obligation:
5.00%, 8/1/2023	4,465,000	5,435,959
Series A, 5.00%, 8/1/2020	610,000	702,012
Series A, ETM, 5.00%, 10/1/2018	10,000	10,796
Series B, 4.00%, 8/1/2025	500,000	590,715
Series D, 5.00%, 8/1/2023	3,250,000	4,049,370
Series F, 5.00%, 10/1/2022	125,000	152,855
Western Minnesota, Municipal Power Agency Revenue Series A, 5.00%, 1/1/2036	2,000,000	2,384,600

		25,166,358

MISSISSIPPI — 0.3%
Mississippi, State General Obligation Series C, 5.00%, 10/1/2026	4,000,000	5,107,480

MISSOURI — 0.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond Series A, 5.00%, 10/1/2028	1,320,000	1,419,647
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series B, 5.00%, 5/1/2033	250,000	297,045
Series B, 5.00%, 5/1/2038	5,000,000	6,004,650
Series B, 5.00%, 5/1/2043	450,000	532,746
Missouri Highway & Transit Commission, State Road Revenue Series B, 5.00%, 5/1/2018	515,000	548,640
Missouri, State Board of Public Buildings, Special Obligation:
Series A, 1.00%, 10/1/2026	965,000	863,279
Series A, 4.00%, 10/1/2023	900,000	998,235
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A, 5.00%, 5/1/2024	1,075,000	1,356,521

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Missouri, State Highways & Transportation Commission Revenue Series A, 5.00%, 5/1/2018	$945,000	$1,006,879

		13,027,642

NEBRASKA — 0.6%
Central Plains Energy Project, NE, Gas Supply Revenue 5.00%, 8/1/2039 (d)	1,000,000	1,112,370
Omaha, NE, Sanitation Sewer Revenue:
4.00%, 11/15/2042	400,000	428,172
5.00%, 11/15/2034	5,600,000	6,800,584
Omaha, NE, State Public Power District Electric Revenue Series B, 5.00%, 2/1/2021	850,000	991,108
University of Nebraska, Revenue 5.00%, 7/1/2038	1,000,000	1,170,140

		10,502,374

NEVADA — 0.9%
Clark County, NV, General Obligation:
5.00%, 11/1/2032	1,000,000	1,216,770
Series B, 4.00%, 11/1/2031	500,000	573,605
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2039	3,195,000	3,827,801
Series A, 5.00%, 6/1/2031	100,000	119,568
Series B, 4.00%, 6/1/2037	4,265,000	4,614,389
Series B, 5.00%, 6/1/2042	5,625,000	6,588,675

		16,940,808

NEW JERSEY — 0.5%
New Jersey, Environmental Infrastructure Trust Revenue:
Series A, 4.00%, 9/1/2022	15,000	15,865
Series A, 4.00%, 9/1/2027	30,000	31,730
Series A, 4.00%, 9/1/2027	40,000	42,306
Series A, 4.00%, 9/1/2027	20,000	21,153
New Jersey, State Economic Development Authority Lease Revenue 5.00%, 6/15/2046	6,330,000	7,488,010
New Jersey, State Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2032	265,000	312,321
Rutgers, NJ, University Revenue:
Series J, 5.00%, 5/1/2023	100,000	122,810
Series J, 5.00%, 5/1/2032	1,000,000	1,186,590

		9,220,785

NEW MEXICO — 0.3%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2022	3,250,000	3,932,857
Series A, 5.00%, 7/1/2020	100,000	114,602
Series A, 5.00%, 7/1/2023	115,000	141,616
Series B, 5.00%, 7/1/2023	110,000	134,982
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2017	305,000	314,324

Series A, 5.00%, 7/1/2020	250,000	277,738
Series A, 5.00%, 7/1/2020	200,000	228,808

		5,144,927

NEW YORK — 17.7%
Dutchess County, NY, Local Development Corp. Revenue Series A, 5.00%, 1/1/2049	2,000,000	2,359,220
Nassau County, NY, Sewer & Storm Water Finance Authority Revenue Series A, 5.00%, 10/1/2028	3,450,000	4,347,034
New York & New Jersey, Port Authority Revenue:
4.00%, 12/15/2036	6,660,000	7,479,047
4.50%, 7/15/2031	2,000,000	2,275,000
4.50%, 7/15/2036	850,000	957,729
5.00%, 10/15/2041	3,640,000	4,420,525
Series 179, 5.00%, 12/1/2043	1,100,000	1,314,918
Series 189, 5.00%, 5/1/2045	4,000,000	4,804,800
Series 190, 5.00%, 5/1/2032	1,075,000	1,219,437
New York, NY, City Municipal Water Finance Authority:
Series AA, 4.00%, 6/15/2044	6,805,000	7,585,874
Series BB, 5.00%, 6/15/2047	250,000	296,528
Series CC, 4.00%, 6/15/2045	155,000	172,672
Series DD, 5.00%, 6/15/2039	100,000	120,897
Series EE, 5.00%, 6/15/2045	6,390,000	7,654,900
Series EE, 5.00%, 6/15/2047	165,000	194,845
Series EE, 5.25%, 6/15/2030	200,000	243,222
Series FF, 5.00%, 6/15/2045	100,000	117,302
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
4.00%, 6/15/2033	1,250,000	1,405,800
5.00%, 6/15/2037	5,000,000	6,049,400
Series A, 3.00%, 6/15/2036	250,000	255,925
Series BB, 4.63%, 6/15/2046	6,750,000	7,736,377
Series BB, 5.00%, 6/15/2046	1,735,000	2,058,369
Series CC-1, 5.00%, 6/15/2047	5,500,000	6,575,855
Series DD, 4.00%, 6/15/2018	1,000,000	1,006,710
Series DD, 5.00%, 6/15/2036	500,000	604,880
Series EE, 4.00%, 6/15/2039	2,055,000	2,225,544
Series FF, 5.00%, 6/15/2031	755,000	932,878
Series GG, 5.00%, 6/15/2019	5,595,000	5,873,016
New York, NY, City Transitional Finance Authority:
5.00%, 8/1/2034	2,500,000	3,103,875
ETM, 5.00%, 2/1/2018	500,000	527,285
Series A-1, 4.00%, 5/1/2019	400,000	430,924
Series B-1, 5.00%, 8/1/2039	3,500,000	4,245,430
Series B1, 5.00%, 11/1/2037	410,000	502,808
Series F-1, 5.00%, 2/1/2029	500,000	607,525
Series I, 5.00%, 5/1/2033	300,000	362,349
Series I, 5.00%, 5/1/2042	1,000,000	1,187,950
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-1, 4.00%, 7/15/2036	700,000	774,221
Series S-1, 4.00%, 7/15/2040	500,000	547,425

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series S-1, 5.00%, 7/15/2028	$1,025,000	$1,229,723
Series S-1, 5.00%, 7/15/2029	750,000	898,417
Series S-1, 5.00%, 7/15/2043	240,000	284,210
New York, NY, City Transitional Finance Authority Revenue Series A, 5.00%, 8/1/2032	510,000	637,005
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2016	320,000	320,979
5.00%, 2/1/2018	45,000	47,450
5.00%, 2/1/2036	1,745,000	2,137,154
5.00%, 11/1/2038	3,160,000	3,805,367
5.00%, 8/1/2042	7,000,000	8,417,920
ETM, 5.00%, 11/1/2017	100,000	104,408
Series A-1, 5.00%, 8/1/2027	100,000	126,922
Series D, 3.00%, 11/1/2027	320,000	338,774
Series D-1, 5.00%, 11/1/2022	100,000	119,188
Series D-1, 5.25%, 11/1/2027	1,120,000	1,221,976
Series E-1, 5.00%, 2/1/2030	3,000,000	3,730,140
Series E-1, 5.00%, 2/1/2042	500,000	583,055
Series F-1, 5.00%, 5/1/2021	500,000	586,475
Series F-1, 5.00%, 2/1/2030	770,000	931,962
Series F-1, 5.00%, 5/1/2030	200,000	239,532
SubSeries F-1, 5.00%, 2/1/2031	500,000	603,495
SubSeries F-3, 3.00%, 2/1/2035	2,755,000	2,802,138
New York, NY, General Obligation:
Series A-1, 5.00%, 10/1/2018	5,000,000	5,401,100
Series A-1, 5.00%, 10/1/2019	5,000,000	5,589,050
Series A-1, 5.00%, 8/1/2027	120,000	140,380
Series A-1, 5.00%, 10/1/2028	435,000	522,996
Series A1, 5.00%, 8/1/2017	300,000	310,200
Series B, 5.00%, 8/1/2017	600,000	620,400
Series B, 5.00%, 8/1/2021	7,300,000	8,603,342
Series B, 5.00%, 8/1/2022	140,000	165,500
Series B, 5.00%, 8/1/2024	2,535,000	3,065,575
Series C, 5.00%, 4/15/2023	1,390,000	1,723,642
Series D-1, 5.00%, 8/1/2029	3,160,000	3,842,592
Series D-1, 5.00%, 10/1/2032	125,000	145,626
Series D-1, 5.00%, 8/1/2033	250,000	301,673
Series E, 5.00%, 8/1/2018	1,200,000	1,287,120
Series E, 5.00%, 8/1/2018	240,000	257,424
Series E, 5.00%, 8/1/2020	865,000	991,965
Series E, 5.00%, 8/1/2025	115,000	139,653
Series E, 5.00%, 8/1/2030	250,000	311,275
Series F-1, 5.00%, 6/1/2025	750,000	952,560
Series F-1, 5.00%, 3/1/2037	1,475,000	1,751,474
Series H, 5.00%, 8/1/2020	630,000	722,471
Series I, 5.00%, 8/1/2017	100,000	103,400
Series I, 5.00%, 8/1/2022	200,000	241,610
Series I, 5.00%, 3/1/2027	1,385,000	1,703,910
Series I, 5.00%, 8/1/2027	1,000,000	1,201,210
Series I, 5.00%, 8/1/2029	4,025,000	4,812,491
Series J, 5.00%, 8/1/2017	600,000	620,400
Series J, 5.00%, 8/1/2020	10,000,000	11,459,700
New York, NY, Liberty Development Corp. Revenue 5.00%, 9/15/2032	4,500,000	5,341,140

New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, Zero Coupon, 11/15/2030	2,960,000	2,044,383
Series A, 5.00%, 11/15/2031	1,295,000	1,559,543
Series A, 5.25%, 11/15/2034	200,000	254,400
New York, NY, Sales Tax Asset Receivables Corp.:
Series A, 5.00%, 10/15/2020	175,000	202,717
Series A, 5.00%, 10/15/2021	7,020,000	8,378,300
Series A, 5.00%, 10/15/2026	6,000,000	7,603,440
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series A, 4.00%, 11/15/2042	500,000	539,305
Series B, Zero Coupon, 11/15/2027	1,850,000	1,431,733
Series B, Zero Coupon, 11/15/2029	735,000	528,605
Series B, 5.00%, 11/15/2027	5,550,000	6,745,248
Series C, 5.00%, 11/15/2038	525,000	631,076
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A, 5.00%, 8/1/2033	2,000,000	2,413,380
New York, State Convention Center Development Corp. Revenue 5.00%, 11/15/2033	4,700,000	5,759,286
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2045	3,250,000	4,788,452
Series A, 4.00%, 7/1/2043	1,000,000	1,106,130
New York, State Dormitory Authority Revenue, State Supported Debt:
5.00%, 5/15/2025	650,000	778,557
Series A, 5.00%, 7/1/2027	520,000	623,506
Series A, 5.00%, 7/1/2035	185,000	214,232
Series A, 5.00%, 7/1/2042	550,000	640,645
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 12/15/2020	1,500,000	1,745,160
Series A, 5.00%, 2/15/2021	250,000	291,750
Series A, 5.00%, 12/15/2026	500,000	611,085
Series A, 5.00%, 12/15/2029	4,725,000	5,737,048
Series A, 5.00%, 12/15/2030	3,130,000	3,788,020
Series A, 5.00%, 2/15/2031	1,000,000	1,205,510
Series A, 5.00%, 2/15/2043	1,250,000	1,463,950
Series B, 5.00%, 3/15/2031	150,000	178,472
Series E, 4.00%, 8/15/2031	255,000	280,248
Series E, 5.00%, 3/15/2024	250,000	312,813
Series E, 5.00%, 3/15/2026	500,000	639,230
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 4.13%, 3/15/2033	2,105,000	2,397,384
Series A, 5.00%, 3/15/2018	100,000	105,960
Series A, 5.00%, 3/15/2019	2,500,000	2,746,625
Series A, 5.00%, 3/15/2021	270,000	316,319
Series A, 5.00%, 3/15/2023	2,220,000	2,736,994
Series A, 5.00%, 3/15/2028	3,400,000	4,151,706

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 3/15/2036	$1,500,000	$1,808,655
Series A, 5.00%, 3/15/2037	1,990,000	2,396,418
Series A, 5.00%, 3/15/2044	5,000,000	5,990,600
New York, State Environmental Facilities Corp. Revenue:
4.00%, 6/15/2036	400,000	451,360
5.00%, 3/15/2019	1,995,000	2,195,877
5.00%, 9/15/2019	2,500,000	2,799,500
Series B, 4.00%, 8/15/2046	7,800,000	8,701,134
Series B, 5.00%, 8/15/2041	500,000	614,525
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue:
5.00%, 6/15/2020	500,000	574,715
Series A, 5.00%, 6/15/2041	1,180,000	1,442,774
New York, State Thruway Authority, Personal Income Tax Revenue Series A, 5.00%, 3/15/2024	620,000	736,380
New York, State Urban Development Corp. Revenue:
Series A, 5.00%, 3/15/2023	190,000	222,144
Series A, 5.00%, 3/15/2024	5,250,000	6,569,062
Series A, 5.00%, 3/15/2027	400,000	509,516
Series A, 5.00%, 3/15/2029	225,000	281,075
Series A, 5.00%, 3/15/2033	3,095,000	3,792,303
Series A, 5.00%, 3/15/2034	745,000	908,118
Series A, 5.00%, 3/15/2044	320,000	385,110
Series C, 5.00%, 3/15/2023	1,000,000	1,229,400
Series C, 5.00%, 3/15/2027	4,500,000	5,501,115
Series D, 5.00%, 3/15/2018	1,000,000	1,059,300
Series D, 5.00%, 3/15/2021	3,000,000	3,508,950
Series D, 5.00%, 3/15/2022	1,700,000	2,042,448
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series B, 5.00%, 11/15/2020	100,000	115,808
Series C, 5.00%, 11/15/2033	125,000	151,560
Utility Debt Securitization Authority:
5.00%, 12/15/2032	390,000	486,322
5.00%, 12/15/2037	8,400,000	10,316,544
Series A, 5.00%, 12/15/2032	100,000	125,514
Series A, 5.00%, 12/15/2033	300,000	375,642
Series A, 5.00%, 12/15/2034	100,000	124,520
Series A, 5.00%, 12/15/2035	1,925,000	2,387,500
Series B, 5.00%, 12/15/2024	200,000	245,370
Series B, 5.00%, 12/15/2034	3,200,000	3,984,640
Series TE, 5.00%, 12/15/2027	500,000	622,775
Series TE, 5.00%, 12/15/2030	1,540,000	1,899,159
Westchester, NY, General Obligation Series A, 5.00%, 1/1/2024	1,500,000	1,890,495

		335,472,205

NORTH CAROLINA — 1.3%
Buncombe County, NC, Limited Obligation Revenue 5.00%, 6/1/2025	4,720,000	5,990,388
Charlotte, NC, Certificates of Participation Series C, COPs, 5.00%, 12/1/2018	2,865,000	3,112,593
Charlotte, NC, Water & Sewer System Revenue 5.00%, 7/1/2022	3,400,000	4,129,096

Durham, NC, General Obligation 4.00%, 10/1/2025	1,150,000	1,397,388
North Carolina Capital Facilities Finance Agency:
5.00%, 10/1/2041	1,165,000	1,422,290
5.00%, 10/1/2055	3,070,000	3,678,965
North Carolina, State Capital Improvement Revenue Series C, 5.00%, 5/1/2028	905,000	1,051,854
North Carolina, State Eastern Municipal Power Agency, Revenue Series B, 5.00%, 1/1/2021	245,000	284,683
North Carolina, State General Obligation:
5.00%, 6/1/2021	1,125,000	1,328,625
Series A, 5.00%, 6/1/2018	125,000	133,595
Series C, 4.00%, 5/1/2021	1,230,000	1,394,513
Series D, 4.00%, 6/1/2021	500,000	567,815
Series E, 5.00%, 5/1/2019	1,000,000	1,105,090

		25,596,895

OHIO — 2.8%
Cincinnati, OH, General Obligation Series A, 5.00%, 12/1/2020	5,000,000	5,763,450
Cleveland Heights & University Heights, OH, City School District, General Obligation 4.50%, 12/1/2047	355,000	392,992
Columbus, OH, General Obligation:
Series A, 3.00%, 7/1/2029	2,650,000	2,772,483
Series A, 3.20%, 7/1/2031	4,000,000	4,189,640
Series A, 5.00%, 8/15/2027	125,000	154,615
Columbus, OH, Sewer Revenue:
5.00%, 6/1/2025	130,000	165,031
5.00%, 6/1/2028	1,605,000	2,013,665
Cuyahoga County, OH, Certificate of Participation COPs, 4.00%, 12/1/2034	1,290,000	1,393,200
Cuyahoga County, OH, Sales Tax Revenue 5.00%, 12/1/2034	290,000	351,518
Franklin County, OH, General Obligation 5.00%, 6/1/2021	5,155,000	6,072,590
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2028	3,000,000	3,684,690
JobsOhio, Beverage System Statewide Liquor Profits Revenue Series A, 5.00%, 1/1/2038	450,000	522,212
Ohio, State General Obligation:
Series A, 5.00%, 9/15/2021	100,000	118,559
Series A, 5.00%, 9/1/2025	2,705,000	3,475,844
Series A, 5.00%, 9/1/2027	250,000	329,180
Series B, 5.00%, 3/15/2019	540,000	593,271
Series C, 5.00%, 9/15/2021	165,000	195,622
Series R, 4.00%, 5/1/2018	130,000	136,339
Series R, 5.00%, 5/1/2019	2,075,000	2,290,261
Series S, 5.00%, 5/1/2029	5,525,000	6,989,898
Series S, 5.00%, 5/1/2030	4,000,000	5,044,600
Series S, 5.00%, 5/1/2031	3,000,000	3,762,660

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Ohio, State University, Revenue Series A, 4.00%, 6/1/2043	$1,280,000	$1,383,142
University of Cincinnati, Revenue Series C, 5.00%, 6/1/2039	500,000	595,350

		52,390,812

OKLAHOMA — 0.3%
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A, 5.00%, 7/1/2026	2,500,000	3,106,050
Oklahoma, State Turnpike Authority Revenue Series A, 5.00%, 1/1/2023	2,000,000	2,323,040

		5,429,090

OREGON — 0.9%
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	200,000	250,742
Deschutes County, OR, School District Revenue 4.00%, 6/15/2021	1,040,000	1,180,670
Oregon, State Department of Administration Services, Lottery Revenue Series C, 5.00%, 4/1/2022	300,000	361,089
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2024	125,000	159,499
Series A, 5.00%, 11/15/2028	650,000	816,914
Oregon, State General Obligation:
Series C, 5.00%, 8/1/2041	1,065,000	1,318,598
Series L, 5.00%, 11/1/2017	435,000	454,466
Series N, 5.00%, 8/1/2043	1,700,000	2,017,730
Oregon, State Health & Science University Revenue:
Series B, 5.00%, 7/1/2035	2,000,000	2,464,760
Series B, 5.00%, 7/1/2037	785,000	960,518
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 8/1/2020	125,000	143,855
Series A, 5.00%, 6/1/2021	775,000	910,640
Series A, 5.00%, 6/1/2024	125,000	157,455
Washington County, OR, School District No. 48J Beaverton, General Obligation 5.00%, 6/15/2028	4,000,000	4,896,480
Washington Multnomah & Yamhill Counties, OR, School District No. 1J, General Obligation 4.00%, 6/15/2021	400,000	453,124

		16,546,540

PENNSYLVANIA — 2.4%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
5.00%, 1/1/2020	175,000	194,618
5.00%, 7/1/2020	500,000	555,620
5.00%, 1/1/2021	1,000,000	1,090,660
5.00%, 7/1/2021	5,000,000	5,261,500
Series A, 4.00%, 1/1/2019	455,000	486,295

Series A, 5.00%, 7/1/2018	445,000	476,484
Series A, 5.00%, 7/1/2019	1,000,000	1,109,800
Pennsylvania, State General Obligation:
3.00%, 9/15/2033 (b)	500,000	494,745
5.00%, 6/1/2017	840,000	862,504
5.00%, 11/15/2017	405,000	422,990
5.00%, 7/1/2018	150,000	160,208
5.00%, 7/1/2021	2,925,000	3,391,537
5.00%, 11/15/2022	110,000	131,143
5.00%, 4/1/2023	5,000,000	6,030,100
5.00%, 6/1/2023	6,695,000	7,988,943
5.00%, 11/15/2023	895,000	1,066,043
5.00%, 4/1/2024	4,930,000	5,952,433
5.00%, 9/15/2025	100,000	125,295
5.00%, 3/15/2026	500,000	616,445
5.00%, 6/1/2026	2,000,000	2,368,620
5.00%, 11/15/2029	440,000	518,575
Pennsylvania, State Higher Educational Facilities Authority Revenue:
2.50%, 10/1/2045 (c)	360,000	367,423
Series A, 4.00%, 8/15/2035	250,000	282,588
Series B, 5.00%, 10/1/2035	1,150,000	1,406,070
Pennsylvania, State University, Revenue Series B, 5.00%, 9/1/2020	2,440,000	2,804,804
West View, PA, Municipal Authority Water Revenue 4.00%, 11/15/2043	765,000	834,079

		44,999,522

RHODE ISLAND — 0.4%
Rhode Island Health & Educational Building Corp.:
5.00%, 9/1/2021	1,000,000	1,187,320
Series A, 4.00%, 5/15/2028	3,985,000	4,551,348
Rhode Island, State & Providence Plantations, Consolidated Capital Development Revenue Series D, 5.00%, 8/1/2024	250,000	312,465
Rhode Island, State & Providence Plantations, General Obligation Series C, 5.00%, 8/1/2018	950,000	1,019,512

		7,070,645

SOUTH CAROLINA — 0.1%
Beaufort County, SC, School District, General Obligation Series A, 5.00%, 3/1/2020	1,000,000	1,135,030
Charleston, SC, Educational Excellence Finance Corp. Revenue:
5.00%, 12/1/2022	550,000	665,291
5.00%, 12/1/2023	100,000	123,356
Florence County, SC, General Obligation 3.00%, 6/1/2017	300,000	304,344

		2,228,021

SOUTH DAKOTA — 0.1%
Sioux Falls, SD, Sales Tax Revenue Series A, 3.38%, 11/15/2032	1,355,000	1,395,379

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

TENNESSEE — 1.2%
City of Clarksville, TN, Water Sewer & Gas Revenue 5.00%, 2/1/2041	$3,000,000	$3,656,370
Memphis, TN, General Obligation Series A, 5.00%, 11/1/2023	4,100,000	5,102,983
Metropolitan Government Nashville & Davidson County, TN:
5.00%, 7/1/2018	500,000	535,735
5.00%, 1/1/2025	1,000,000	1,269,390
Series A, 5.00%, 1/1/2020	100,000	112,920
Series C, 5.00%, 7/1/2027	2,710,000	3,440,887
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series D, 3.25%, 10/1/2037	1,420,000	1,446,355
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2018	2,250,000	2,418,885
Series A, 5.00%, 8/1/2022	350,000	426,772
Tennessee, State School Bond Authority:
5.00%, 11/1/2026	250,000	315,420
5.00%, 11/1/2045	3,315,000	3,983,901
Series A, 5.00%, 5/1/2027	500,000	599,425

		23,309,043

TEXAS — 12.1%
Alamo Regional Mobility Authority 5.00%, 6/15/2039	250,000	300,508
Aldine, TX, Independent School District, General Obligation 5.00%, 2/15/2022 (b)	4,000,000	4,786,880
Alvin, TX, Independent School District, General Obligation Series C, 5.00%, 2/15/2028 (b)	3,000,000	3,675,240
Arlington, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2026 (b)	885,000	1,084,275
Austin Community College District 5.00%, 8/1/2035	550,000	669,416
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2032	800,000	879,984
Austin, TX, General Obligation:
4.00%, 9/1/2018	1,000,000	1,058,240
5.00%, 9/1/2020	5,000,000	5,764,150
5.00%, 9/1/2022	115,000	139,841
5.00%, 9/1/2023	1,000,000	1,244,350
5.00%, 9/1/2034	375,000	453,525
Austin, TX, Independent School District, General Obligation Series A, 5.00%, 8/1/2018 (b)	800,000	858,992
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2031	100,000	121,395
5.00%, 11/15/2033	115,000	138,612
5.00%, 11/15/2034	370,000	443,663
5.00%, 11/15/2039	3,200,000	3,775,552
5.00%, 11/15/2042	2,800,000	3,325,168
Series A, 5.00%, 5/15/2021	125,000	146,920
Series A, 5.00%, 5/15/2022	115,000	138,851

Bexar County, TX, General Obligation:
4.00%, 6/15/2031	300,000	336,207
5.00%, 6/15/2027	100,000	125,645
Series B, 5.00%, 6/15/2032	3,000,000	3,635,670
Clear Creek, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2023	150,000	178,635
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	220,000	257,561
Series A, 5.00%, 2/15/2027 (b)	165,000	192,633
Cypress-Fairbanks, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	500,000	581,645
Series C, 5.00%, 2/15/2044 (b)	4,415,000	5,217,868
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, 5.00%, 12/1/2026	500,000	627,310
Series A, 5.00%, 12/1/2046	2,000,000	2,383,380
Dallas, TX, General Obligation:
5.00%, 2/15/2022	160,000	191,475
5.00%, 2/15/2022	850,000	1,017,212
5.00%, 2/15/2022	4,000,000	4,786,880
5.00%, 2/15/2025	380,000	482,771
5.00%, 2/15/2026	1,000,000	1,232,070
5.00%, 2/15/2027	2,200,000	2,698,586
Series A, 4.00%, 2/15/2032	5,290,000	6,463,481
Series A, 5.00%, 2/15/2017	175,000	177,662
Dallas, TX, Independent School District, General Obligation:
3.00%, 8/15/2030 (b)	1,250,000	1,286,612
5.00%, 8/15/2020 (b)	100,000	114,989
5.00%, 8/15/2023 (b)	2,000,000	2,423,820
Series A, 4.00%, 2/15/2030 (b)	2,800,000	3,146,528
Series A, 5.00%, 2/15/2026 (b)	1,000,000	1,260,610
Series A, 5.00%, 8/15/2032 (b)	1,000,000	1,213,150
Denton, TX, General Obligation 4.00%, 2/15/2039	360,000	396,223
El Paso, TX, General Obligation:
4.00%, 8/15/2042	165,000	179,284
5.00%, 8/15/2023	1,000,000	1,233,240
Fort Bend County, TX, General Obligation Series B, 5.00%, 3/1/2028	520,000	659,771
Fort Worth, TX, Independent School District, General Obligation 4.00%, 2/15/2035 (b)	5,000,000	5,497,750
Fort Worth, TX, Water & Sewer System Revenue Series A, 5.00%, 2/15/2023	4,890,000	5,981,057
Frisco, TX, General Obligation Series A, 5.00%, 2/15/2021	100,000	116,236
Harris County, TX, General Obligation:
5.00%, 8/15/2022	100,000	121,128
5.00%, 8/15/2026	120,000	145,260
Series A, 5.00%, 10/1/2025	125,000	160,693
Series A, 5.00%, 10/1/2027	250,000	316,357
Series A, 5.00%, 10/1/2029	6,215,000	7,770,987
Series A, 5.00%, 10/1/2031	400,000	489,184

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 10/1/2035	$155,000	$189,091
Series B, 5.00%, 8/15/2033	160,000	195,453
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Revenue:
Series A, 5.00%, 11/1/2025	300,000	357,399
Series A, 5.00%, 11/1/2030	365,000	430,098
Harris, TX, General Obligation Series A, 5.00%, 10/1/2024	100,000	121,945
Harris, TX, Revenue Series B, 5.00%, 8/15/2028	175,000	219,534
Houston, TX, Community College, General Obligation:
5.00%, 2/15/2028	1,100,000	1,336,203
5.00%, 2/15/2032	1,000,000	1,196,560
Houston, TX, General Obligation:
Series A, 4.00%, 3/1/2036	295,000	326,403
Series A, 5.00%, 3/1/2020	110,000	124,103
Series A, 5.00%, 3/1/2021	595,000	690,902
Series A, 5.00%, 3/1/2022	140,000	162,568
Series A, 5.00%, 3/1/2025	250,000	303,528
Series A, 5.00%, 3/1/2025	500,000	628,275
Series A, 5.00%, 3/1/2029	250,000	300,048
Houston, TX, Independent School District, General Obligation:
Series C, 4.00%, 2/15/2027	1,245,000	1,424,579
Series C, 5.00%, 2/15/2019	50,000	54,828
Houston, TX, Utilities System Revenue:
Series B, 4.00%, 11/15/2037	250,000	278,585
Series B, 5.00%, 11/15/2035	400,000	494,080
Series C, 4.00%, 5/15/2021	200,000	225,334
Series D, 5.00%, 11/15/2020	2,750,000	3,175,122
Series F, 5.00%, 11/15/2030	1,170,000	1,373,252
Katy, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2023 (b)	100,000	119,902
Series A, 5.00%, 8/1/2025 (b)	125,000	160,429
Series A, 5.00%, 2/15/2028 (b)	2,200,000	2,744,148
La Joya, TX, Independent School District, General Obligation 5.00%, 2/15/2031 (b)	3,320,000	4,226,891
Lamar, TX, Consolidated Independent School District, General Obligation:
5.00%, 2/15/2019 (b)	2,500,000	2,734,575
Series A, 4.00%, 2/15/2029 (b)	1,300,000	1,498,159
Leander, TX, Independent School District, General Obligation Series A, Zero Coupon, 8/15/2034 (b)	3,000,000	1,587,420
Lewisville, TX, Independent School District, General Obligation:
Series A, 4.00%, 8/15/2018 (b)	2,125,000	2,245,891
Series A, 5.00%, 8/15/2022 (b)	250,000	287,780
Lubbock, TX, General Obligation 5.00%, 2/15/2024	200,000	247,666
Midland County, TX, Fresh Water Supply District No. 1 Revenue Series A, Zero Coupon, 9/15/2033	1,530,000	860,671

North Texas, Tollway Authority Revenue:
Series D, 5.00%, 9/1/2031	5,580,000	6,494,506
Series D, 5.25%, 9/1/2025	120,000	142,517
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	360,000	447,710
5.00%, 9/1/2027	200,000	252,442
5.00%, 9/1/2028	5,010,000	6,272,169
5.00%, 9/1/2029	1,340,000	1,576,523
Northside, TX, Independent School District, General Obligation 5.00%, 8/15/2029 (b)	125,000	146,653
Port Arthur, TX, Independent School District, General Obligation Series A, 4.00%, 2/15/2045 (b)	1,000,000	1,096,460
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2020	7,300,000	8,264,549
5.00%, 2/1/2028	100,000	127,861
5.25%, 2/1/2025	300,000	386,346
San Antonio, TX, General Obligation:
5.00%, 2/1/2019	500,000	546,760
5.00%, 2/1/2020	250,000	282,593
5.00%, 2/1/2028	12,665,000	16,193,596
San Antonio, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (b)	120,000	143,676
5.00%, 2/15/2023 (b)	2,030,000	2,489,876
San Antonio, TX, Public Facilities Corp. Lease Revenue 4.00%, 9/15/2035	695,000	754,249
San Antonio, TX, Water System Revenue:
Series A, 5.00%, 5/15/2020	275,000	313,494
Series A, 5.00%, 5/15/2030	500,000	624,110
San Jacinto, TX, Community College District, General Obligation 4.00%, 2/15/2041	515,000	562,905
Schertz-Cibolo-Universal City Independent School District 4.00%, 2/1/2035 (b)	1,000,000	1,107,530
Texas, State A&M University Revenue Series D, 5.00%, 5/15/2026	140,000	172,213
Texas, State General Obligation:
5.00%, 4/1/2020	650,000	740,369
5.00%, 10/1/2020	7,300,000	8,445,224
5.00%, 4/1/2023	5,000,000	6,035,900
5.00%, 10/1/2024	2,000,000	2,537,220
5.00%, 4/1/2042	1,205,000	1,407,729
5.00%, 4/1/2043	1,450,000	1,757,255
Series A, 5.00%, 10/1/2023	3,100,000	3,866,258
Series A, 5.00%, 10/1/2025	100,000	126,602
Series A, 5.00%, 10/1/2028	200,000	249,108
Series A, 5.00%, 10/1/2030	4,095,000	5,052,288
Series A, 5.00%, 10/1/2044	3,320,000	3,962,752
Series B, 5.00%, 5/15/2024	2,000,000	2,474,460

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Texas, State Transportation Commission, Highway Fund Revenue:
4.00%, 10/1/2018	$1,300,000	$1,379,521
5.00%, 10/1/2022	3,900,000	4,741,347
5.00%, 10/1/2025	2,000,000	2,571,080
Series A, 5.00%, 4/1/2021	305,000	356,667
Texas, State Water Development Board Revenue:
Series A, 4.00%, 10/15/2033	2,000,000	2,270,500
Series A, 5.00%, 10/15/2031	500,000	620,065
Series A, 5.00%, 10/15/2045	250,000	302,025
Tyler, TX, Independent School District, General Obligation 5.00%, 2/15/2038 (b)	500,000	583,960
United, TX, Independent School District, General Obligation 5.00%, 8/15/2044 (b)	200,000	237,834
University of Houston, Revenue:
Series A, 5.00%, 2/15/2022	35,000	40,812
Series A, 5.00%, 2/15/2022	1,915,000	2,227,700
University of Texas, Revenue:
5.00%, 3/15/2042	400,000	467,996
Series A, 4.00%, 8/15/2021	500,000	568,190
Series A, 5.00%, 8/15/2029	890,000	1,098,607
Series B, 5.00%, 8/15/2026	155,000	188,826
Series E, 5.00%, 8/15/2027	4,000,000	5,271,440
Waxahachie, TX, Independent School District, General Obligation 4.00%, 8/15/2045 (b)	110,000	119,178

		230,526,205

UTAH — 0.0% (e)
Utah, State General Obligation 5.00%, 7/1/2019	400,000	444,724

VIRGINIA — 2.4%
Fairfax County, VA, Economic Development Authority Facilities Revenue Series A, 5.00%, 10/1/2020	2,500,000	2,879,475
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue 5.00%, 4/1/2027	5,000,000	6,399,950
Fairfax County, VA, General Obligation:
Series A, 3.00%, 4/1/2026	3,180,000	3,312,860
Series A, 4.00%, 10/1/2017	1,000,000	1,031,360
Series A, 5.00%, 10/1/2027	515,000	612,242
Series A, 5.00%, 10/1/2030	200,000	236,058
Series B, 5.00%, 10/1/2022	220,000	269,311
Series B, 5.00%, 4/1/2024	250,000	316,617
Fairfax, VA, Sewer Revenue Series A, 3.50%, 7/15/2036	3,500,000	3,770,340
Hampton Roads, VA, Sanitation District, Wastewater Revenue Series A, 3.00%, 8/1/2036	110,000	113,308
Loudoun, VA, General Obligation Series A, 5.00%, 12/1/2024	170,000	207,767

University of Virginia, Revenue Series A, 5.00%, 6/1/2043	3,100,000	3,734,632
Virginia, Beach General Obligation Series B, 5.00%, 9/15/2024	375,000	476,809
Virginia, Commonwealth Transportation Board Revenue:
4.75%, 5/15/2035	100,000	113,708
5.00%, 3/15/2024	875,000	1,070,274
5.00%, 9/15/2025	200,000	244,218
Virginia, State College Building Authority, Educational Facilities Revenue:
Series A, 5.00%, 2/1/2020	125,000	141,427
Series A, 5.00%, 2/1/2024	100,000	125,206
Series A, 5.00%, 2/1/2025	1,665,000	2,120,794
Series A, 5.00%, 2/1/2031	500,000	614,460
Series D, 5.00%, 2/1/2022	125,000	149,845
Series D, 5.00%, 2/1/2024	100,000	125,206
Virginia, State Commonwealth Transportation Board 5.00%, 5/15/2021	920,000	1,082,242
Virginia, State General Obligation:
Series A, 5.00%, 6/1/2023	2,000,000	2,489,060
Series B, 5.00%, 6/1/2018	300,000	320,421
Virginia, State Public Building Authority, Public Facilities Revenue Series C, 5.00%, 8/1/2018	75,000	80,587
Virginia, State Public School Authority Revenue:
5.00%, 8/1/2017	200,000	206,852
5.00%, 8/1/2027	5,000,000	6,332,300
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 11/1/2040	2,500,000	3,038,400
Series A, 5.00%, 11/1/2032	300,000	363,435
Series B, 5.00%, 11/1/2023	20,000	23,772
Series B, 5.00%, 11/1/2023	80,000	95,089
Virginia, State Transportation Board Revenue 4.00%, 3/15/2028	2,500,000	2,788,075

		44,886,100

WASHINGTON — 4.8%
Central Puget Sound, WA, Regional Transit Authority Series P-1, 5.00%, 2/1/2023	200,000	240,326
Central Puget Sound, WA, Regional Transit Authority Revenue Series P-1, 5.00%, 2/1/2021	155,000	180,732
Central Puget Sound, WA, Regional Transportation Authority, Sales & Use Tax Revenue:
Series S-1, 5.00%, 11/1/2032	200,000	248,054
Series S-1, 5.00%, 11/1/2036	2,500,000	3,056,700
Series S-1, 5.00%, 11/1/2045	3,400,000	4,101,386
Energy Northwest, WA, Electric Revenue:
Series A, 5.00%, 7/1/2026	3,315,000	3,895,224
Series A, 5.00%, 7/1/2040	160,000	190,835
Series C, 5.00%, 7/1/2026	2,000,000	2,522,940
Series C — Columbia Generating, 5.00%, 7/1/2031	2,200,000	2,712,820

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

King County School District No. 414, Lake Washington, General Obligation:
4.00%, 12/1/2030	$2,500,000	$2,903,625
4.00%, 12/1/2035	3,725,000	4,222,101
King County, WA, General Obligation 5.00%, 7/1/2027	250,000	312,950
King County, WA, Sewer Revenue:
5.00%, 7/1/2038	5,000,000	5,978,750
Series A, 4.00%, 7/1/2035	3,265,000	3,652,392
Series B, 5.00%, 7/1/2039 (a)	3,995,000	4,720,132
Pierce County, WA, Sewer Revenue 4.00%, 8/1/2031	250,000	275,323
Seattle, WA, General Obligation Series A, 5.00%, 6/1/2025	100,000	128,029
Seattle, WA, Water System Revenue 5.00%, 9/1/2021	125,000	148,284
Snohomish County, WA, School District No. 15, General Obligation 5.00%, 12/1/2018	2,250,000	2,441,430
Spokane, WA, Water & Wastewater System Revenue 5.00%, 12/1/2023	100,000	124,583
Tacoma, WA, Electric System Revenue Series A, 5.00%, 1/1/2020	1,365,000	1,537,632
University of Washington, Revenue:
5.00%, 4/1/2040	400,000	474,044
Series A, 5.00%, 7/1/2025	135,000	162,865
Series B, 5.00%, 6/1/2037	6,000,000	7,254,240
Series C, 3.13%, 7/1/2042	130,000	130,988
Series C, 4.00%, 7/1/2033	625,000	686,788
Washington, State General Obligation:
Series 201, 5.00%, 8/1/2040	6,000,000	7,201,800
Series A, 5.00%, 7/1/2022	160,000	189,629
Series B, 5.00%, 7/1/2024	400,000	503,252
Series B, 5.00%, 7/1/2029	500,000	623,555
Series B-1, 4.00%, 8/1/2028	395,000	439,987
Series C, 5.00%, 6/1/2031	200,000	234,308
Series C, 5.00%, 2/1/2035	1,540,000	1,875,504
Series C, 5.00%, 2/1/2039	750,000	903,645
Series C, 5.00%, 6/1/2041	7,200,000	8,367,696
Series D, 3.00%, 2/1/2031	605,000	623,652
Series D, 5.00%, 2/1/2031	1,000,000	1,237,650
Series E, 5.00%, 2/1/2022	825,000	987,096
Series E, 5.00%, 2/1/2031	6,175,000	7,468,230
Series E, 5.00%, 2/1/2032	200,000	241,128
Series R-2013A, 5.00%, 7/1/2021	1,800,000	2,121,426
Series R-2015-C, 5.00%, 7/1/2030	625,000	763,569
Series R-2015E, 5.00%, 7/1/2018	1,500,000	1,606,665
Series R-2015E, 5.00%, 7/1/2033	2,095,000	2,529,482

		90,221,447

WEST VIRGINIA — 0.4%
West Virginia, State General Obligation:
Series A, 5.00%, 6/1/2018	1,000,000	1,068,070
Series A, 5.00%, 6/1/2022	625,000	754,475
Series A, 5.00%, 11/1/2022	5,080,000	6,193,892

		8,016,437

WISCONSIN — 1.2%
Wisconsin, State Clean Water Revenue:
5.00%, 6/1/2029	3,300,000	4,073,223
5.00%, 6/1/2030	1,750,000	2,154,390
5.00%, 6/1/2031	3,275,000	4,023,894
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2022	300,000	332,853
Series 1, 5.00%, 7/1/2024	250,000	277,378
Wisconsin, State General Obligation:
Series 1, 5.00%, 5/1/2021	300,000	352,617
Series 1, 5.00%, 11/1/2027	115,000	145,257
Series 2-REF, 5.00%, 5/1/2021	350,000	411,386
Series 3, 5.00%, 11/1/2025	235,000	287,144
Series 4, 5.00%, 5/1/2025	120,000	152,340
Series B, 5.00%, 5/1/2023	1,300,000	1,483,001
Series B, 5.00%, 5/1/2023	130,000	152,801
Series B, 5.00%, 5/1/2030	7,410,000	8,887,850

		22,734,134

TOTAL MUNICIPAL BONDS & NOTES (Cost $1,849,913,554)		1,927,251,038

	Shares
SHORT-TERM INVESTMENT — 0.2%
Dreyfus Tax Exempt Cash Management Fund 0.55% (f) (Cost $4,451,868)	4,451,868	4,451,868

TOTAL INVESTMENTS — 101.8% (Cost $1,854,365,422)		1,931,702,906
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(33,654,045)

NET ASSETS — 100.0%		$1,898,048,861

(a)	When-issued security.
(b)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	2.80%
Assured Guaranty Municipal Corp.	0.26%
(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of September 30, 2016. Maturity date shown is the final maturity.
(d)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2016.
(e)	Amount is less than 0.05% of net assets.
(f)	The rate shown is the annualized seven-day yield at September 30, 2016.

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$7,639,711	$—	$7,639,711
Alaska.	—	10,100,252	—	10,100,252
Arizona	—	36,070,554	—	36,070,554
Arkansas	—	5,493,160	—	5,493,160
California	—	362,497,767	—	362,497,767
Colorado	—	27,243,450	—	27,243,450
Connecticut	—	45,850,346	—	45,850,346
Delaware	—	7,727,069	—	7,727,069
District of Columbia	—	23,634,296	—	23,634,296
Florida	—	75,847,833	—	75,847,833
Georgia	—	43,161,500	—	43,161,500
Hawaii	—	40,513,513	—	40,513,513
Illinois	—	27,995,110	—	27,995,110
Indiana	—	7,281,574	—	7,281,574
Iowa	—	2,151,348	—	2,151,348
Kansas	—	8,154,063	—	8,154,063
Kentucky.	—	6,114,648	—	6,114,648
Louisiana	—	13,720,123	—	13,720,123
Maine	—	1,647,565	—	1,647,565
Maryland	—	58,529,170	—	58,529,170
Massachusetts	—	88,806,150	—	88,806,150
Michigan.	—	30,694,263	—	30,694,263
Minnesota	—	25,166,358	—	25,166,358
Mississippi	—	5,107,480	—	5,107,480
Missouri	—	13,027,642	—	13,027,642
Nebraska	—	10,502,374	—	10,502,374
Nevada	—	16,940,808	—	16,940,808
New Jersey	—	9,220,785	—	9,220,785
New Mexico	—	5,144,927	—	5,144,927
New York	—	335,472,205	—	335,472,205
North Carolina	—	25,596,895	—	25,596,895
Ohio	—	52,390,812	—	52,390,812
Oklahoma	—	5,429,090	—	5,429,090
Oregon	—	16,546,540	—	16,546,540
Pennsylvania	—	44,999,522	—	44,999,522
Rhode Island	—	7,070,645	—	7,070,645
South Carolina	—	2,228,021	—	2,228,021
South Dakota	—	1,395,379	—	1,395,379
Tennessee	—	23,309,043	—	23,309,043
Texas	—	230,526,205	—	230,526,205
Utah	—	444,724	—	444,724
Virginia.	—	44,886,100	—	44,886,100
Washington	—	90,221,447	—	90,221,447
West Virginia	—	8,016,437	—	8,016,437
Wisconsin	—	22,734,134	—	22,734,134
Short-Term Investment	4,451,868	—	—	4,451,868

TOTAL INVESTMENTS	$4,451,868	$1,927,251,038	$—	$1,931,702,906

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 100.1%
ALABAMA — 0.8%
Alabama Public School & College Authority Revenue Series B, 5.00%, 1/1/2020	$150,000	$169,022
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2018	4,800,000	5,156,640
Series A, 5.00%, 8/1/2019	2,790,000	3,108,032
Black Belt Energy Gas District, Revenue Series A, 4.00%, 7/1/2046 (a)	15,000,000	16,654,950

		25,088,644

ALASKA — 0.6%
Alaska, State General Obligation:
Series A, 4.00%, 8/1/2018	145,000	152,997
Series A, 5.00%, 8/1/2018	105,000	112,683
Series B, 5.00%, 8/1/2020	750,000	859,177
Alaska, State Municipal Bond Bank Authority Revenue
Series THREE, 5.00%, 9/1/2020	2,500,000	2,850,075
Anchorage, AK, General Obligation:
Series B, 5.00%, 9/1/2019	500,000	556,975
Series B, 5.00%, 9/1/2020	12,145,000	13,955,698

		18,487,605

ARIZONA — 2.2%
Arizona Water Infrastructure Finance Authority Revenue 5.00%, 10/1/2019	125,000	140,120
Arizona, Phoenix Civic Improvement Corp., Transportation Excise Tax Revenue:
4.00%, 7/1/2018	2,200,000	2,317,392
5.00%, 7/1/2019	5,525,000	6,125,291
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2017	300,000	309,216
5.00%, 7/1/2020	2,510,000	2,874,527
Series B, 5.00%, 7/1/2018	175,000	187,350
Series B, 5.00%, 7/1/2019	5,000,000	5,556,200
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A, 4.00%, 12/1/2017	1,310,000	1,357,959
Arizona, State Transportation Board Revenue Series A, 3.50%, 7/1/2020	4,450,000	4,853,793
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2019	4,250,000	4,721,537
Arizona, State Transportation Board, Highway Revenue Series A, 5.00%, 7/1/2017	200,000	206,188
Chandler, AZ, General Obligation 3.00%, 7/1/2019	570,000	601,829
Maricopa County, AZ COPs, 3.00%, 7/1/2018	4,380,000	4,535,972

Maricopa County, AZ, Community College District, General Obligation 3.00%, 7/1/2018	2,350,000	2,437,021
Maricopa County, AZ, Regional Public Transportation Authority, Excise Tax Revenue:
5.25%, 7/1/2018	1,700,000	1,826,361
5.25%, 7/1/2019	1,550,000	1,727,072
Maricopa County, AZ, Unified School District No. 4 Mesa 4.00%, 7/1/2019	200,000	216,338
Phoenix, AZ, Civic Improvement Corp.:
5.00%, 7/1/2018	100,000	107,057
Series B, 5.00%, 7/1/2020	1,325,000	1,521,113
Pima County, AZ, General Obligation 4.00%, 7/1/2021	6,000,000	6,753,900
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue 5.00%, 6/1/2019	1,000,000	1,103,440
Pima County, AZ, Sewer System Revenue 5.00%, 7/1/2021	2,000,000	2,358,160
Scottsdale, AZ, General Obligation 3.00%, 7/1/2019	10,545,000	11,148,596
State of Arizona COPs, 5.00%, 10/1/2021 (b)	6,000,000	7,061,820

		70,048,252

ARKANSAS — 0.4%
Arkansas, State General Obligation:
4.00%, 6/15/2020	7,125,000	7,892,790
5.00%, 6/15/2021	355,000	418,169
Arkansas, State Highway Grant Anticipation & Tax Revenue, General Obligation 5.00%, 4/1/2019	2,705,000	2,973,823

		11,284,782

CALIFORNIA — 17.4%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A, 5.00%, 12/1/2019	650,000	731,640
Alameda County, CA, Transportation Authority Sales Tax Revenue:
4.00%, 3/1/2019	4,000,000	4,310,320
5.00%, 3/1/2020	105,000	119,824
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2020	800,000	925,472
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2018	1,200,000	1,290,528
California Infrastructure & Economic Development Bank:
5.00%, 10/1/2020	22,800,000	26,396,244
5.00%, 10/1/2021	8,415,000	10,030,932
California Municipal Finance Authority Series A, 5.00%, 10/1/2020	165,000	191,096
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2020	75,000	83,023

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series B, 1.50%, 4/1/2047 (a)	$6,000,000	$6,035,340
Series C, 1.88%, 4/1/2047 (a)	27,775,000	28,246,897
California, East Bay Municipal Utility District, Water System Revenue Series B, 5.00%, 6/1/2020	905,000	1,040,596
California, State Department of Water Resources Center Valley Project Revenue:
4.00%, 12/1/2018	245,000	261,121
4.00%, 12/1/2018	7,330,000	7,831,885
California, State Department of Water Resources Power Supply Revenue:
Series N, 5.00%, 5/1/2018	410,000	436,847
Series N, 5.00%, 5/1/2020	155,000	177,467
Series N, 5.00%, 5/1/2021	6,270,000	7,403,491
Series O, 5.00%, 5/1/2021	1,840,000	2,172,635
California, State General Obligation:
4.00%, 8/1/2017	250,000	256,625
5.00%, 2/1/2018	150,000	158,166
5.00%, 3/1/2018	1,500,000	1,586,775
5.00%, 8/1/2018	15,270,000	16,407,462
5.00%, 10/1/2018	2,290,000	2,477,505
5.00%, 10/1/2018	325,000	351,611
5.00%, 11/1/2018	205,000	222,480
5.00%, 2/1/2019	325,000	355,787
5.00%, 4/1/2019	5,860,000	6,453,091
5.00%, 8/1/2019	175,000	194,948
5.00%, 10/1/2019	375,000	420,124
5.00%, 10/1/2019	240,000	268,879
5.00%, 11/1/2019	200,000	224,726
5.00%, 12/1/2019	19,695,000	22,194,886
5.00%, 2/1/2020	205,000	232,302
5.00%, 2/1/2020	105,000	118,984
5.00%, 8/1/2020	22,390,000	25,776,487
5.00%, 8/1/2020	26,315,000	30,295,144
5.00%, 10/1/2020	10,000,000	11,573,100
5.00%, 10/1/2020	235,000	271,968
5.00%, 3/1/2021	315,000	368,723
5.00%, 8/1/2021	10,050,000	11,901,310
5.00%, 9/1/2021	5,000,000	5,933,950
Series B, 5.00%, 9/1/2018	6,500,000	7,006,155
Series B, 5.00%, 9/1/2020	20,000,000	23,081,400
Series B, 5.00%, 9/1/2020	845,000	975,189
California, State University Revenue:
Series A, 4.00%, 11/1/2018	1,775,000	1,890,730
Series A, 5.00%, 11/1/2017	2,000,000	2,090,820
Series A, 5.00%, 11/1/2018	1,000,000	1,085,490
Series A, 5.00%, 11/1/2018	2,200,000	2,388,078
Series A, 5.00%, 11/1/2019	2,190,000	2,462,173
Series A, 5.00%, 11/1/2019	2,300,000	2,585,844
Series A, 5.00%, 11/1/2020	1,750,000	2,032,432
Series A, 5.00%, 11/1/2020	2,000,000	2,322,780
California, State, General Obligation:
5.00%, 12/1/2020	150,000	174,561
5.00%, 9/1/2021	10,000,000	11,867,900
5.00%, 9/1/2021	5,000,000	5,933,950
Series B, 5.00%, 9/1/2021	3,400,000	4,035,086
Cerritos, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2017	125,000	128,344

Contra Costa, CA, Transportation Authority Revenue Series B, 5.00%, 3/1/2019	205,000	225,523
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B, 5.00%, 3/1/2018	2,290,000	2,425,476
Corona-Norca, CA, Unified School District, General Obligation 3.00%, 8/1/2020	955,000	1,026,816
Fremont, CA, Union High School District, Santa Clara County, General Obligation 5.00%, 8/1/2019	2,750,000	3,071,640
Livermore Valley, CA, Unified School District, General Obligation 3.00%, 8/1/2018 (b)	5,255,000	5,461,154
Long Beach Community College District, General Obligation Series B, 4.00%, 8/1/2018	3,600,000	3,807,936
Long Beach, CA, Harbor Revenue Series C, 5.00%, 11/15/2018	5,000,000	5,434,300
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 7/1/2018	150,000	160,856
Series A, 5.00%, 7/1/2020	10,220,000	11,773,338
Series A, 5.00%, 7/1/2020	11,425,000	13,166,056
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue Series B, 5.00%, 7/1/2018	2,040,000	2,188,736
Los Angeles, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2019	11,125,000	12,422,842
Series C, 5.00%, 8/1/2020	3,000,000	3,456,180
Los Angeles, CA, Department of Water & Power:
Series A, 3.00%, 7/1/2018	1,530,000	1,588,538
Series A, 5.00%, 7/1/2018	2,580,000	2,767,643
Series A, 5.00%, 7/1/2018	450,000	482,729
Series B, 5.00%, 7/1/2018	1,000,000	1,073,090
Series B, 5.00%, 12/1/2018	10,000,000	10,878,700
Los Angeles, CA, Department of Water & Power Waterworks Revenue Series B, 5.00%, 7/1/2017	320,000	330,070
Los Angeles, CA, General Obligation:
Series B, 5.00%, 9/1/2019	120,000	134,225
Series B, 5.00%, 9/1/2020	3,830,000	4,428,093
Los Angeles, CA, Solid Waste Resources Revenue Series B, 5.00%, 2/1/2018	6,370,000	6,725,446
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.00%, 7/1/2020	7,000,000	7,533,890
Series A, 5.00%, 7/1/2017	325,000	335,104
Series A, 5.00%, 7/1/2017	100,000	103,109
Series A, 5.00%, 7/1/2018	1,000,000	1,072,190
Series A, 5.00%, 7/1/2018	285,000	305,574
Series A, 5.00%, 7/1/2019	3,000,000	3,334,590
Series A, 5.00%, 7/1/2019	275,000	305,671

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 7/1/2020	$10,000,000	$11,496,000
Series B, 5.00%, 7/1/2019	2,500,000	2,778,825
Series C, 5.00%, 7/1/2018	1,100,000	1,179,409
Series C, 5.00%, 7/1/2019	7,500,000	8,336,475
Series D, 5.00%, 7/1/2019	2,500,000	2,778,825
Series D, 5.00%, 7/1/2020	250,000	287,400
Los Angeles, CA, Wastewater System Revenue:
Series A, 4.00%, 6/1/2020	1,170,000	1,299,683
Series A, 5.00%, 6/1/2018	1,000,000	1,069,100
Series A, 5.00%, 6/1/2020	2,735,000	3,136,252
Series D, 5.00%, 6/1/2020	3,510,000	4,034,534
North Orange County, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2019	150,000	163,367
Oakland, CA, General Obligation Series A, 5.00%, 1/15/2020	3,500,000	3,962,420
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue Series A, 5.00%, 2/1/2018	275,000	290,232
Oakland-Alameda County, CA, Unified School District, General Obligation 5.00%, 8/1/2021	3,000,000	3,552,630
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
5.00%, 7/1/2020	2,250,000	2,590,200
Series D, 5.00%, 8/15/2021	2,375,000	2,827,129
Series X, 5.00%, 8/15/2019	120,000	134,118
San Diego County, CA, Water Authority Revenue:
5.00%, 5/1/2020	1,500,000	1,719,705
Series A, 4.00%, 5/1/2018	300,000	315,162
Series S1, 3.00%, 5/1/2021	3,260,000	3,554,606
Series S1, 5.00%, 5/1/2021	8,645,000	10,177,499
San Diego Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2020	1,000,000	1,152,410
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Series A, 4.00%, 5/15/2021	5,000,000	5,686,400
Series A, 5.00%, 5/15/2021	3,190,000	3,771,505
San Diego, CA, Unified School District, General Obligation:
Series E, 3.00%, 7/1/2017	425,000	432,030
Series R-3, 5.00%, 7/1/2019	3,500,000	3,897,425
San Francisco Unified School District, General Obligation 5.00%, 6/15/2018	5,000,000	5,352,650
San Francisco, CA, Bay Area Rapid Transit District Series A, 5.00%, 7/1/2020	540,000	621,216
San Francisco, CA, Bay Area Rapid Transit District, General Obligation Series C, 4.00%, 8/1/2019	250,000	272,353
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
5.00%, 11/1/2019	1,195,000	1,345,845

Series A, 5.00%, 10/1/2017	1,000,000	1,041,590
San Jose Financing Authority Series A, 5.00%, 6/1/2019	140,000	154,910
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2019	1,000,000	1,111,440
San Mateo County, CA, Transportation Authority Revenue:
Series A, 4.00%, 6/1/2019	610,000	661,856
Series A, 5.00%, 6/1/2020	750,000	862,373
Santa Rosa, CA, Wastewater Revenue Series A, 5.00%, 9/1/2021	1,250,000	1,486,125
Southern California, Metropolitan Water District Revenue:
Series A, 5.00%, 7/1/2019	7,290,000	8,115,665
Series A, 5.00%, 7/1/2020	610,000	702,958
Southern California, State Public Power Authority Revenue Series A, 5.00%, 7/1/2017	350,000	360,882
Turlock, CA, Unified School District, General Obligation 5.00%, 8/1/2019	1,745,000	1,942,360
University of California, Revenue:
Series A, 5.00%, 11/1/2020	30,000	34,842
Series AF, 4.00%, 5/15/2019	3,250,000	3,515,557
Series AF, 5.00%, 5/15/2017	250,000	256,528
Series AF, 5.00%, 5/15/2018	3,500,000	3,737,160
Series AO, 5.00%, 5/15/2020	5,025,000	5,757,293
Series I, 5.00%, 5/15/2018	1,575,000	1,680,935
Series I, 5.00%, 5/15/2019	180,000	199,298
Series I, 5.00%, 5/15/2020	8,025,000	9,194,483

		540,842,498

COLORADO — 0.2%
Colorado Springs, CO, Utilities System Revenue Series C-1, 5.00%, 11/15/2020	2,665,000	3,088,602
Denver, CO, City & County School District No. 1, General Obligation:
Series B, 4.00%, 12/1/2017	3,130,000	3,241,991
Series B, ETM, 4.00%, 12/1/2017	470,000	487,038
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A, 5.00%, 4/1/2019	570,000	627,986
University of Colorado 5.25%, 6/1/2036	100,000	119,184

		7,564,801

CONNECTICUT — 3.8%
Connecticut, State General Obligation:
5.00%, 8/15/2021	7,500,000	8,775,975
Series A, 5.00%, 10/15/2017	535,000	557,614
Series A, 5.00%, 10/15/2018	3,920,000	4,227,367
Series A, 5.00%, 10/15/2021	1,750,000	2,056,688
Series C, 5.00%, 12/15/2017	150,000	157,325
Series C, 5.00%, 6/15/2018	5,785,000	6,177,801
Series C, 5.00%, 6/15/2020	1,375,000	1,562,179
Series D, 5.00%, 11/1/2017	7,685,000	8,022,986
Series E, 5.00%, 9/1/2019	7,500,000	8,327,250
Series F, 4.00%, 11/15/2017	125,000	129,316

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series F, 5.00%, 11/15/2019	$11,575,000	$12,940,503
Series F, 5.00%, 11/15/2020	300,000	344,940
Series H, 5.00%, 11/15/2020	1,040,000	1,195,792
Connecticut, State Health & Educational Facility Authority Revenue:
Series 2010A-4-REMK, 1.20%, 7/1/2049 (a)	9,100,000	9,104,095
Series A-1, VRN, 1.00%, 7/1/2042 (a)	6,345,000	6,336,434
Series A-3-REMK, 0.88%, 7/1/2049 (a) .	4,865,000	4,865,973
Series A-REF, 1.38%, 7/1/2035 (a)	5,200,000	5,243,160
Series U1-REMK, 1.00%, 7/1/2033 (a) .	5,660,000	5,663,905
Series U2-REMK, 1.00%, 7/1/2033 (a) .	4,830,000	4,833,333
Connecticut, State Special Tax Obligation Revenue:
5.00%, 1/1/2018	8,650,000	9,081,462
Series A, 5.00%, 10/1/2018	1,805,000	1,947,577
Series B, 5.00%, 8/1/2020	1,570,000	1,794,102
Connecticut, State Special Tax Revenue:
5.00%, 1/1/2020	1,010,000	1,135,321
Series A, 5.00%, 8/1/2019	100,000	111,014
Series A, 5.00%, 9/1/2021	7,000,000	8,230,600
Series B, 5.00%, 9/1/2021	5,195,000	6,108,281
University of Connecticut Series A, 4.00%, 3/15/2018	150,000	156,768

		119,087,761

DELAWARE — 0.2%
Delaware, State General Obligation:
5.00%, 7/1/2020	100,000	114,920
5.00%, 3/1/2021	305,000	357,737
Series B, 5.00%, 2/1/2018	1,000,000	1,055,120
Series B, 5.00%, 7/1/2018	2,000,000	2,144,380
Series B, 5.00%, 2/1/2021	340,000	397,858
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2019	1,760,000	1,952,227
5.00%, 7/1/2020	1,340,000	1,535,667

		7,557,909

DISTRICT OF COLUMBIA — 0.5%
District of Columbia, General Obligation:
Series A, 5.00%, 6/1/2020	2,525,000	2,885,646
Series A, 5.00%, 6/1/2021	255,000	299,882
Series A, 5.00%, 6/1/2021	1,595,000	1,875,736
Series D, 5.00%, 6/1/2018	500,000	533,865
Series D, 5.00%, 6/1/2019	100,000	110,594
District of Columbia, Income Tax Revenue:
Series A, 5.00%, 12/1/2018	5,275,000	5,734,400
Series A, 5.00%, 12/1/2019	1,550,000	1,743,641
Series A, 5.00%, 12/1/2020	2,790,000	3,238,158

District of Columbia, Revenue Series A, 5.00%, 12/1/2017	500,000	523,925

		16,945,847

FLORIDA — 4.3%
Broward County, FL, General Obligation 4.00%, 1/1/2018	125,000	129,856
Florida, State Board of Education, Capital Outlay, General Obligation:
5.00%, 6/1/2019	2,500,000	2,766,950
Series B, 5.00%, 6/1/2019	7,260,000	8,035,223
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2018	1,400,000	1,496,012
Series B, 5.00%, 6/1/2020	180,000	205,988
Series E, 5.00%, 6/1/2017	200,000	205,480
Series F, 5.00%, 6/1/2017	120,000	123,288
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2018	525,000	562,049
Series A, 5.00%, 7/1/2018	250,000	267,643
Series A, 5.00%, 7/1/2018	200,000	214,114
Series A, 5.00%, 7/1/2019	375,000	415,526
Series B, 5.00%, 7/1/2021	13,045,000	15,328,266
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2020	175,000	199,861
Series A, 5.00%, 7/1/2020	5,395,000	6,161,414
Series A, 5.00%, 7/1/2021	13,815,000	16,246,993
Florida, State Department of Environmental Protection, Preservation Revenue:
Series B, 5.00%, 7/1/2017	400,000	412,288
Series B, 5.00%, 7/1/2018	535,000	572,466
Florida, State Department of Management Services, Certificates of Participation Series A, COPs, 5.00%, 8/1/2019	6,755,000	7,502,981
Florida, State General Obligation:
5.00%, 7/1/2019	100,000	111,095
Series A, 5.00%, 7/1/2020	10,030,000	11,498,593
Series B, 5.00%, 7/1/2019	400,000	444,380
Series C, 5.00%, 6/1/2018	290,000	309,888
Florida, State Turnpike Authority Revenue:
Series B, 5.00%, 7/1/2018	13,600,000	14,557,304
Series B, 5.00%, 7/1/2018	130,000	139,244
Series C, 5.00%, 7/1/2018	10,400,000	11,132,056
Series C, 5.00%, 7/1/2019	10,000,000	11,049,200
Jacksonville, FL, Revenue:
5.00%, 10/1/2017	45,000	46,835
5.00%, 10/1/2017	105,000	105,000
Jacksonville, FL, Special Tax Revenue:
Series B-1, 5.00%, 10/1/2018	1,830,000	1,975,686
Series C, 5.00%, 10/1/2020	575,000	660,342
JEA, FL, Electric System Revenue Series A, 5.00%, 10/1/2019	1,750,000	1,950,673

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

JETA, FL, Water & Sewer System Revenue:
Series A, 5.00%, 10/1/2018	$1,200,000	$1,295,280
Series A, 5.00%, 10/1/2019	145,000	161,855
Manatee County, FL, Refunding Improvement Revenue 4.00%, 10/1/2017	1,300,000	1,340,625
Miami-Dade County, FL, General Obligation Series A, 5.00%, 7/1/2021	3,420,000	4,018,603
Miami-Dade County, FL, Water & Sewer Revenue 5.00%, 10/1/2019	125,000	139,451
Orange County, FL, Sales Tax Revenue Series C, 5.00%, 1/1/2021	3,055,000	3,545,694
Orlando Utilities Commission Series A, 5.00%, 10/1/2021	3,000,000	3,555,240
Palm Beach County, FL, Public Improvement Revenue 5.00%, 6/1/2018	2,025,000	2,162,497
Palm Beach County, FL, Solid Waste Authority Revenue 5.00%, 10/1/2017	810,000	843,275
South Florida Water Management District, Certificates of Participation:
COPs, 5.00%, 10/1/2019	125,000	139,295
COPs, 5.00%, 10/1/2020	2,000,000	2,296,000
State Johns River Power Park Series 23, 5.00%, 10/1/2018	125,000	134,976
Tampa Bay, FL, Water Regular Water Supply Authority, Utility System Revenue Series A, 5.00%, 10/1/2016	5,000	5,000

		134,464,485

GEORGIA — 2.0%
City of Atlanta, GA, Water & Wastewater Revenue Series B, 5.00%, 11/1/2020	160,000	184,851
DeKalb County, GA, General Obligation 5.00%, 12/1/2020	7,420,000	8,588,947
Forsyth County, GA, School District, General Obligation 5.00%, 2/1/2018	2,000,000	2,110,240
Georgia, State General Obligation:
Series A, 5.00%, 1/1/2018	5,000,000	5,258,300
Series A, 5.00%, 7/1/2018	3,000,000	3,216,570
Series A, 5.00%, 1/1/2020	2,510,000	2,837,731
Series A, 5.00%, 1/1/2021	2,575,000	3,006,081
Series C, 5.00%, 10/1/2020	3,025,000	3,503,434
Series E-1, 4.00%, 7/1/2020	125,000	139,068
Series F, 5.00%, 12/1/2018	1,000,000	1,088,670
Series F, 5.00%, 12/1/2020	1,740,000	2,026,456
Series J-1, 4.00%, 7/1/2017	500,000	511,870
Series J-2, 4.00%, 11/1/2017	700,000	723,940
Series J-2, 4.00%, 11/1/2019	1,090,000	1,192,852
Gwinnett County, GA, School District, General Obligation:
5.00%, 2/1/2019	1,000,000	1,095,210
5.00%, 2/1/2020	1,305,000	1,478,343

5.00%, 8/1/2020	250,000	287,710
5.00%, 2/1/2021	10,000,000	11,687,800
5.00%, 8/1/2021	5,000,000	5,926,250
Series A, 4.50%, 10/1/2017	2,500,000	2,591,175
Henry County, GA, School District, General Obligation 5.00%, 12/1/2017	1,000,000	1,048,200
Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2017	2,575,000	2,681,579

		61,185,277

HAWAII — 1.8%
City & County of Honolulu, HI, General Obligation Series B, 5.00%, 10/1/2019	3,000,000	3,352,500
Hawaii, State General Obligation:
Series DZ, 5.00%, 12/1/2017	1,060,000	1,110,848
Series EA, 4.00%, 12/1/2017	125,000	129,561
Series EF, 5.00%, 11/1/2018	21,605,000	23,424,141
Series EH, 5.00%, 8/1/2018	3,000,000	3,223,470
Series EH, 5.00%, 8/1/2019	125,000	138,877
Series EH, 5.00%, 8/1/2020	145,000	166,166
Series EO, 5.00%, 8/1/2019	3,000,000	3,333,060
Series EP, 5.00%, 8/1/2019	200,000	222,204
Series EY, 5.00%, 10/1/2020	6,840,000	7,878,244
Series EZ, 5.00%, 10/1/2020	5,000,000	5,758,950
Series FB, 5.00%, 4/1/2021	5,000,000	5,839,850
Honolulu County, HI, Wastewater System Revenue Series B, 5.00%, 7/1/2018	1,000,000	1,071,110

		55,648,981

ILLINOIS — 1.3%
Chicago, IL, Metropolitan Water Reclamation District, General Obligation Series D, 5.00%, 12/1/2019	2,000,000	2,230,660
Chicago, IL, Waterworks Revenue 3.00%, 11/1/2019	1,000,000	1,039,050
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2019	625,000	666,544
5.00%, 1/1/2018	1,000,000	1,050,900
5.00%, 1/1/2019	1,555,000	1,693,799
5.00%, 7/1/2021	1,500,000	1,761,030
Series A, 5.00%, 10/1/2019	1,000,000	1,114,360
Illinois, State Revenue:
4.00%, 6/15/2020	1,000,000	1,099,730
5.00%, 6/15/2021	8,825,000	10,267,799
Series C, 4.00%, 6/15/2021	2,625,000	2,935,275
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2017	870,000	894,377
5.00%, 6/15/2018	2,650,000	2,823,443
5.00%, 6/15/2020	3,040,000	3,452,650
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue Series B, 5.00%, 6/15/2017	10,000,000	10,080,700

		41,110,317

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

INDIANA — 0.3%
Indiana, State Finance Authority Revenue:
5.00%, 2/1/2024	$480,000	$516,120
5.00%, 2/1/2025	600,000	645,150
Series B, 5.00%, 2/1/2019	1,000,000	1,093,270
Series B, 5.00%, 2/1/2021	2,895,000	3,374,267
Series C, 5.00%, 12/1/2021	3,510,000	4,180,621
University of Indiana, Revenue Series U, 5.00%, 8/1/2018	450,000	483,349

		10,292,777

IOWA — 0.2%
Iowa, State Finance Authority Revenue:
5.00%, 8/1/2017	775,000	801,745
5.00%, 8/1/2018	100,000	107,544
5.00%, 8/1/2019	365,000	406,387
5.00%, 8/1/2019	1,130,000	1,257,803
5.00%, 8/1/2020	115,000	132,301
Iowa, State Revenue Series A, 5.00%, 6/1/2021	2,285,000	2,669,063

		5,374,843

KANSAS — 0.0% (c)
Johnson County, Unified School District No. 233, General Obligation Series A, 5.00%, 9/1/2021	750,000	886,545
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2019	100,000	111,731
Series C, 5.00%, 9/1/2017	300,000	311,232
Series C, 5.00%, 9/1/2020	135,000	155,799

		1,465,307

KENTUCKY — 0.2%
Kentucky, State Turnpike Authority Revenue:
Series A, 4.00%, 7/1/2017	1,150,000	1,177,129
Series A, 5.00%, 7/1/2019	1,045,000	1,152,551
Series A, 5.00%, 7/1/2021	3,000,000	3,503,970
Series B, 5.00%, 7/1/2018	860,000	919,297

		6,752,947

LOUISIANA — 0.5%
Louisiana, State Gas & Fuels Tax Revenue:
Series A-1, 5.00%, 5/1/2017	500,000	512,020
Series A-1, 5.00%, 5/1/2018	2,035,000	2,163,958
Louisiana, State General Obligation:
Series A, 5.00%, 8/1/2018	4,940,000	5,307,042
Series A, 5.00%, 8/1/2020	955,000	1,089,006
Series C, 5.00%, 7/15/2018	2,000,000	2,142,060
Series C, 5.00%, 8/1/2019	2,530,000	2,804,151
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2019	1,000,000	1,102,960
Series A, 5.00%, 6/15/2020	120,000	136,568

		15,257,765

MAINE — 0.6%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2021	9,675,000	11,401,987
Series B, 5.00%, 6/1/2019	1,000,000	1,107,890
Series B, 5.00%, 6/1/2020	4,205,000	4,812,118

		17,321,995

MARYLAND — 5.2%
Anne Arundel County, MD, General Obligation:
5.00%, 10/1/2018	200,000	216,210
5.00%, 4/1/2019	6,380,000	7,024,061
5.00%, 4/1/2020	12,750,000	14,522,632
Baltimore County, MD, General Obligation:
5.00%, 8/1/2018	500,000	537,435
5.00%, 8/1/2019	100,000	111,399
5.00%, 2/1/2020	1,615,000	1,828,390
5.00%, 2/1/2020	500,000	566,065
Series B, 5.00%, 10/15/2017	1,000,000	1,042,800
Howard County, MD, General Obligation Series A, 5.00%, 2/15/2020	2,000,000	2,270,140
Maryland Water Quality Financing Administration Revolving Loan Fund:
5.00%, 3/1/2018	100,000	105,785
5.00%, 3/1/2020	11,205,000	12,705,910
Maryland, State Department of Transportation:
5.00%, 5/1/2019	3,650,000	4,030,622
5.00%, 6/1/2019	860,000	952,553
5.00%, 12/1/2019	110,000	123,779
5.00%, 6/1/2020	155,000	177,379
5.00%, 12/15/2020	16,325,000	18,978,629
Maryland, State Economic Development Corp. Lease Revenue:
5.00%, 6/1/2018	150,000	160,005
5.00%, 6/1/2020	110,000	125,456
Maryland, State General Obligation:
4.00%, 8/15/2018	105,000	111,093
4.50%, 8/1/2019	2,000,000	2,201,360
5.00%, 6/1/2021	16,355,000	19,298,900
Series A, 4.00%, 8/1/2019	625,000	679,231
Series A, 5.00%, 3/1/2018	21,515,000	22,765,882
Series A, 5.00%, 3/1/2019	2,100,000	2,306,535
Series A, 5.00%, 8/1/2019	700,000	780,206
Series A, 5.00%, 3/1/2020	1,000,000	1,136,480
Series A, 5.00%, 8/1/2020	130,000	149,663
Series A, 5.00%, 3/1/2021	5,885,000	6,894,277
Series B, 5.00%, 8/1/2020	150,000	172,688
Series B, 4.50%, 8/1/2019	3,170,000	3,489,156
Series B, 5.00%, 3/15/2019	3,300,000	3,629,769
Series C, 5.00%, 8/1/2018	2,550,000	2,740,918
Series C, 5.00%, 8/1/2019	325,000	362,238
Series C, 5.00%, 8/1/2020	170,000	195,713
Series E -REF, 5.00%, 8/1/2019	100,000	111,458

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Montgomery County, MD, General Obligation:
Series A, 5.00%, 11/1/2017	$315,000	$329,027
Series A, 5.00%, 7/1/2018	1,875,000	2,009,344
Series A, 5.00%, 11/1/2019	10,900,000	12,251,055
Series A, 5.00%, 11/1/2019	750,000	842,962
Series A, 5.00%, 11/1/2021	2,280,000	2,723,711
Series B, 5.00%, 11/1/2017	605,000	631,941
Series B, 5.00%, 11/1/2020	4,800,000	5,572,608
Prince George County, MD, Revenue:
Series A, 5.00%, 9/1/2020	1,070,000	1,234,416
Series B, 3.00%, 3/1/2018	150,000	154,539
Series B, 4.00%, 3/1/2019	325,000	349,160
Washington, MD, Suburban Sanitary Commission, General Obligation 5.00%, 6/1/2020	2,585,000	2,961,247
Washington, MD, Suburban Sanitation District, General Obligation 5.00%, 6/1/2019	500,000	553,945

		162,118,772

MASSACHUSETTS — 3.4%
Boston, MA, General Obligation Series A, 5.00%, 4/1/2020	1,500,000	1,709,100
Massachusetts Federal Highway Grant Anticipation Note Revenue Series A, 5.00%, 6/15/2021	175,000	206,845
Massachusetts, Bay Transportation Authority Series A, 5.00%, 7/1/2020	390,000	447,412
Massachusetts, Bay Transportation Authority, Sales Tax Revenue Series A, 4.00%, 7/1/2018	440,000	463,712
Massachusetts, State Clean Water Trust, Revenue:
5.00%, 8/1/2018	285,000	306,230
5.00%, 8/1/2018	100,000	107,449
5.00%, 8/1/2020	520,000	598,437
Series 12B, 5.00%, 8/1/2021	5,000,000	5,926,250
Massachusetts, State Federal Highway Revenue:
Series A, 5.00%, 6/15/2018	3,500,000	3,741,955
Series A, 5.00%, 6/15/2021 (b)	7,000,000	8,009,470
Massachusetts, State General Obligation:
5.00%, 7/1/2021	5,000,000	5,892,850
5.00%, 10/1/2021	10,000,000	11,866,800
Series A, 5.00%, 12/1/2017	450,000	471,370
Series A, 5.00%, 12/1/2018	7,000,000	7,611,240
Series A, 5.00%, 12/1/2019	205,000	230,748
Series A, 5.00%, 3/1/2021	10,930,000	12,763,289
Series B, 5.00%, 8/1/2018	1,700,000	1,826,310
Series C, 5.00%, 8/1/2019	10,000,000	11,128,000
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series B, 5.00%, 8/15/2017	5,000,000	5,177,600
Series B, 5.00%, 8/15/2019	1,840,000	2,050,386
Series B, 5.00%, 8/15/2020	3,295,000	3,794,291
Series B, 5.00%, 10/15/2020	5,860,000	6,783,067
Series C, 2.00%, 8/15/2018	760,000	775,534

Massachusetts, State Transportation Fund Revenue:
Series A, 5.00%, 6/1/2018	9,235,000	9,860,487
Series A, 5.00%, 6/1/2021 (b)	2,265,000	2,670,208

		104,419,040

MICHIGAN — 1.8%
Chippewa Valley Schools, General Obligation 5.00%, 5/1/2020	1,525,000	1,721,313
Michigan, State Building Authority Revenue:
5.00%, 10/15/2021	1,500,000	1,768,470
Series I, 5.00%, 4/15/2020	4,665,000	5,287,638
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2018	745,000	805,695
5.00%, 10/1/2018	2,000,000	2,160,040
5.00%, 1/1/2019	250,000	272,723
5.00%, 10/1/2020	130,000	150,063
Series A, 4.00%, 1/1/2018	490,000	509,100
Series A, 5.00%, 5/1/2017	275,000	281,066
Series A, 5.00%, 5/1/2018	3,500,000	3,703,105
Series A, 5.00%, 7/1/2018	575,000	616,199
Series A, 5.00%, 7/1/2019	6,110,000	6,782,650
Michigan, State General Obligation:
5.00%, 11/1/2017	19,415,000	20,273,143
Series A, 5.00%, 12/1/2020	4,625,000	5,367,914
Michigan, State Trunk Line Revenue 5.00%, 11/15/2019	4,035,000	4,524,203
University of Michigan 5.00%, 4/1/2020	1,345,000	1,531,000

		55,754,322

MINNESOTA — 1.9%
Minnesota, State General Fund Revenue Series B, 5.00%, 3/1/2018	10,500,000	11,112,045
Minnesota, State General Obligation:
5.00%, 8/1/2019	370,000	412,065
ETM, 5.00%, 8/1/2017	40,000	41,364
Series A, 5.00%, 10/1/2018	2,660,000	2,877,242
Series A, 5.00%, 8/1/2020	1,000,000	1,150,840
Series A, ETM, 5.00%, 10/1/2018	40,000	43,184
Series B, 5.00%, 8/1/2019	1,175,000	1,308,586
Series D, 5.00%, 10/1/2018	14,465,000	15,646,357
Series D, 5.00%, 10/1/2019	255,000	285,603
Series D, 5.00%, 8/1/2020	345,000	397,040
Series F, 5.00%, 10/1/2020	565,000	653,637
Minnesota, State Public Facilities Authority Series B, 3.00%, 3/1/2021	6,320,000	6,854,862
Minnesota, State Revenue, General Obligation:
Series A, 5.00%, 6/1/2020	155,000	176,898
Series D, 5.00%, 8/1/2021	10,050,000	11,911,762
Shakopee, MN, Independent School District No. 720 Series A, 5.00%, 2/1/2021	4,745,000	5,519,621
Western Minnesota Municipal Power Agency 4.00%, 1/1/2019	50,000	53,324

		58,444,430

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

MISSISSIPPI — 0.1%
Mississippi, State Development Bank Revenue Series C, 5.00%, 1/1/2019	$880,000	$958,135
Mississippi, State Development Bank Special Obligation Revenue 5.00%, 1/1/2018	500,000	524,875
Mississippi, State General Obligation Series F, 4.00%, 11/1/2018	2,525,000	2,688,570

		4,171,580

MISSOURI — 1.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2019	175,000	195,396
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond Series A, 5.00%, 10/1/2018	1,395,000	1,505,470
Jackson County, MO, State Revenue 5.00%, 12/1/2017	400,000	418,900
Missouri, State Board of Public Buildings, Special Obligation:
Series A, 4.00%, 10/1/2017	135,000	139,247
Series A, 4.00%, 10/1/2019	165,000	179,388
Missouri, State Environmental Improvement & Energy Resources Authority:
Series A, 5.00%, 1/1/2020	100,000	112,920
Series A, 5.00%, 1/1/2021	100,000	116,288
Missouri, State Highways & Transportation Commission Revenue:
Series A, 5.00%, 5/1/2018	175,000	186,459
Series A, 5.00%, 5/1/2021	10,035,000	11,824,542
Series B, 5.00%, 5/1/2019	9,155,000	10,109,683
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2020	18,910,000	21,654,976
University of Missouri, Revenue:
5.00%, 11/1/2019	240,000	269,206
Series A, 5.00%, 11/1/2019	280,000	314,073

		47,026,548

NEBRASKA — 1.0%
Central Plains Energy Project, NE, Gas Supply Revenue 5.00%, 8/1/2039 (a)	21,465,000	23,877,022
Omaha, NE, State Public Power District Electric Revenue:
Series B, 5.00%, 2/1/2019	150,000	164,136
Series B, 5.00%, 2/1/2020	1,100,000	1,244,177
Series B, 5.00%, 2/1/2021	5,155,000	6,010,782
Series C, 5.00%, 2/1/2018	1,030,000	1,085,795

		32,381,912

NEVADA — 1.5%
Clark County, NV, General Obligation:
Series A, 5.00%, 11/1/2017	500,000	522,155
Series A, 5.00%, 7/1/2018	115,000	123,095
Clark County, NV, Water Reclamation District, General Obligation 5.00%, 7/1/2021	9,170,000	10,798,225
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 3.00%, 6/1/2018	70,000	72,457
Series A, 5.00%, 6/1/2020	2,515,000	2,868,382
Series A, 5.00%, 6/1/2021	4,360,000	5,105,778
Nevada, State General Obligation:
Series D, 5.00%, 3/1/2020	500,000	566,435
Series D, 5.00%, 4/1/2020	16,280,000	18,489,359
Nevada, State Unemployment Compensation Fund, Special Revenue:
5.00%, 12/1/2017	460,000	481,956
5.00%, 6/1/2018	2,700,000	2,833,029
Neveda, State Highway Improvement Revenue:
4.00%, 12/1/2017	2,900,000	3,004,458
5.00%, 12/1/2020	425,000	494,398

		45,359,727

NEW JERSEY — 0.3%
Bergen County, NJ, General Obligation:
3.00%, 10/15/2018	125,000	130,314
4.00%, 10/15/2019	7,000,000	7,640,080
5.00%, 10/15/2020	125,000	144,636
New Jersey, Environmental Infrastructure Trust Revenue Series A-R, 4.00%, 9/1/2018	1,565,000	1,657,366
Rutgers, NJ, State University Revenue:
Series J, 5.00%, 5/1/2019	555,000	612,126
Series J, 5.00%, 5/1/2020	165,000	187,978

		10,372,500

NEW MEXICO — 1.0%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2019	1,000,000	1,108,650
Series A, 5.00%, 7/1/2018	100,000	107,111
Series A, 5.00%, 7/1/2019	1,475,000	1,635,259
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series B, 5.00%, 8/1/2017	100,000	103,442
Series B, 5.00%, 8/1/2019	3,510,000	3,900,733
New Mexico, State Municipal Energy Acquisition Authority, Gas Supply Revenue Series A, VRN, 5.00%, 11/1/2039 (a)	12,940,000	14,239,693
New Mexico, State Severance Tax Revenue:
4.00%, 7/1/2019	130,000	140,546
5.00%, 7/1/2021	1,000,000	1,176,550
Series A, 5.00%, 7/1/2018	6,470,000	6,930,082
Series A, 5.00%, 7/1/2018	240,000	257,066
Series A, 5.00%, 7/1/2018	345,000	369,533

		29,968,665

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

NEW YORK — 14.8%
Battery Park City Authority Revenue Series A, 5.00%, 11/1/2020	$470,000	$546,671
Erie County, NY, Industrial Development Agency School Facility Revenue:
5.00%, 5/1/2019	100,000	110,320
Series A, 5.00%, 5/1/2021 (b)	3,250,000	3,817,645
Metropolitan Transportation Authority:
Series A, 4.00%, 11/15/2018	300,000	319,533
Series A, 5.00%, 11/15/2019	120,000	134,824
Nassau County, NY, Interim Finance Authority Revenue:
Series A, 5.00%, 11/15/2017	2,000,000	2,092,720
Series A, 5.00%, 11/15/2020	1,150,000	1,336,323
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A, 5.00%, 10/1/2019	2,500,000	2,796,875
New York City Transitional Finance Authority Future Tax Secured Revenue:
Series A-1, 3.00%, 8/1/2018	100,000	103,842
Series B, 5.00%, 11/1/2018	135,000	146,308
Series C, 5.00%, 11/1/2018	440,000	476,854
Series C, 5.00%, 11/1/2020	2,265,000	2,627,604
Series E, 5.00%, 11/1/2019	150,000	168,204
Series H, 5.00%, 11/1/2018	5,000,000	5,418,800
Series I, 5.00%, 5/1/2021	145,000	170,078
Series I, ETM, 5.00%, 5/1/2018	675,000	718,760
New York Local Government Assistance Corp. 4.00%, 4/1/2021	360,000	407,293
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
4.00%, 7/15/2017	150,000	153,725
Series S-1, 5.00%, 7/15/2018	325,000	348,624
Series S-2, 5.00%, 7/15/2020	1,500,000	1,719,465
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2017	12,145,000	12,688,489
5.00%, 11/1/2017	2,825,000	2,951,419
ETM, 5.00%, 11/1/2017	1,490,000	1,555,679
Series A-1, 4.00%, 8/1/2019	1,200,000	1,300,968
Series A-1, 5.00%, 8/1/2017	250,000	258,628
Series A-1, 5.00%, 8/1/2019	1,275,000	1,417,685
Series A-1, 5.00%, 8/1/2020	1,125,000	1,294,695
Series B, 5.00%, 11/1/2019	320,000	358,835
Series B, 5.00%, 11/1/2020	130,000	150,812
Series C, 5.00%, 11/1/2019	16,100,000	18,053,896
Series D-1, 5.00%, 2/1/2019	1,885,000	2,060,362
Series F-1, 5.00%, 2/1/2019	1,885,000	2,060,362
Series F-1, 5.00%, 5/1/2024	1,650,000	1,756,969

New York, NY, General Obligation:
3.00%, 8/1/2020	5,345,000	5,730,268
4.00%, 8/1/2020	10,525,000	11,676,751
5.00%, 8/1/2021	3,120,000	3,677,045

Series 1, 5.00%, 8/1/2018	560,000	600,656
Series 1 REMK 06/18/15, 5.00%, 8/1/2020	10,000,000	11,467,800
Series A, 5.00%, 8/1/2017	500,000	517,000
Series A, 5.00%, 8/1/2018	145,000	155,527
Series A, 5.00%, 8/1/2018	555,000	595,293
Series A, 5.00%, 8/1/2018	365,000	391,499
Series A, 5.00%, 8/1/2019	6,345,000	7,053,229
Series A, 5.00%, 8/1/2020	850,000	974,763
Series A, 5.00%, 8/1/2021	200,000	235,708
Series A-1, 5.00%, 10/1/2020	5,495,000	6,333,757
Series B, 4.00%, 8/1/2017	350,000	359,041
Series B, 4.00%, 8/1/2019	1,150,000	1,246,427
Series B, 5.00%, 8/1/2018	10,000,000	10,726,000
Series B, 5.00%, 8/1/2019	3,575,000	3,974,041
Series C, 5.00%, 8/1/2018	260,000	278,876
Series D, 5.00%, 8/1/2017	5,435,000	5,619,790
Series D, 5.00%, 8/1/2018	3,065,000	3,287,519
Series D, 5.00%, 8/1/2019	180,000	200,092
Series D-1, 5.00%, 10/1/2017	365,000	379,921
Series E, 5.00%, 8/1/2018	11,725,000	12,576,235
Series E, 5.00%, 8/1/2018	275,000	294,965
Series E, 5.00%, 8/1/2021	10,000,000	11,785,400
Series F, 5.00%, 8/1/2020	1,460,000	1,674,299
Series G, 5.00%, 8/1/2019	2,740,000	3,045,839
Series G-1, 5.00%, 4/1/2019	1,185,000	1,302,457
Series H, 4.00%, 8/1/2017	990,000	1,015,572
Series I, 5.00%, 8/1/2018	2,240,000	2,402,624
Series I, 5.00%, 8/1/2020	765,000	877,287
Series I, 5.00%, 3/1/2021	5,360,000	6,246,437
Series J, 5.00%, 8/1/2017	2,000,000	2,068,000
Series J, 5.00%, 8/1/2019	15,015,000	16,690,974
Series J, 5.00%, 8/1/2020	2,945,000	3,374,882
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 4.00%, 12/1/2018	1,020,000	1,085,759
New York, Sales Tax Asset Receivable Corp. Revenue Series A, 5.00%, 10/15/2018	17,090,000	18,509,154
New York, State Convention Center Development Corp. 5.00%, 11/15/2018	130,000	140,949
New York, State Convention Center Development Corp. Revenue 3.00%, 11/15/2017	190,000	194,421
New York, State Dormitory Authority:
4.00%, 5/15/2019	140,000	151,061
5.00%, 5/15/2020	125,000	142,641
Series A, 4.00%, 10/1/2017 (d)	380,000	391,685
Series A, 5.00%, 3/15/2018	520,000	550,836
Series A, 5.00%, 3/15/2018	4,415,000	4,678,134
Series A, 5.00%, 12/15/2018	170,000	185,031
Series A, 5.00%, 2/15/2019	170,000	186,119
Series A, 5.00%, 2/15/2021	340,000	396,780
Series B, 5.00%, 3/15/2021	100,000	116,965
Series C, 5.00%, 3/15/2020	510,000	579,640
Series E, 5.00%, 2/15/2018	415,000	438,194
Series E, 5.00%, 3/15/2021	195,000	228,082

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

New York, State Dormitory Authority Revenue:
Series A, 4.00%, 5/15/2018	$605,000	$635,329
Series A, 5.00%, 12/15/2019	355,000	399,890
Series A, 5.00%, 3/15/2020	160,000	181,907
Series B, 5.00%, 10/1/2020	2,780,000	3,224,411
Series F, 5.00%, 10/1/2017 (d)	305,000	317,377
New York, State Dormitory Authority Revenue, Non State Supported Debt:
Series A, 4.00%, 7/1/2020	3,765,000	4,175,536
Series A, 5.00%, 7/1/2020	1,325,000	1,517,960
New York, State Dormitory Authority, Personal Income Tax Revenue Series A, 5.00%, 12/15/2020	295,000	343,215
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 3.00%, 3/15/2019	3,020,000	3,172,238
Series A, 5.00%, 3/15/2018	15,250,000	16,158,900
Series A, 5.00%, 3/15/2019	5,000,000	5,493,250
Series A, 5.00%, 3/15/2020	1,000,000	1,136,920
Series A, 5.00%, 3/15/2021	5,160,000	6,045,198
Series A, 5.00%, 3/15/2021	5,690,000	6,666,119
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.00%, 3/15/2018	400,000	423,720
Series A, 5.00%, 2/15/2018	900,000	950,301
Series A, 5.00%, 3/15/2020	5,010,000	5,694,115
Series A, ETM, 5.00%, 2/15/2018	5,000	5,277
Series B, 5.00%, 3/15/2018	12,100,000	12,817,530
Series B, 5.00%, 3/15/2019	835,000	916,730
Series C, 4.00%, 3/15/2018	975,000	1,018,846
Series C, 5.00%, 3/15/2018	5,715,000	6,053,899
Series D, 4.00%, 2/15/2019	280,000	300,026
Series E, 5.00%, 8/15/2017	1,675,000	1,734,797
Series E, 5.00%, 8/15/2018	9,600,000	10,330,272
Series E, 5.00%, 2/15/2019	3,165,000	3,465,105
Series E, 5.00%, 8/15/2019	495,000	551,296
Series E, 5.00%, 2/15/2020	4,725,000	5,354,795
Series E, ETM, 5.00%, 2/15/2018	5,000	5,267
New York, State Environmental Facilities Corp.:
5.00%, 6/15/2021	3,045,000	3,608,325
Series A, 5.00%, 6/15/2021	110,000	130,350
Series A, 5.00%, 6/15/2020	1,255,000	1,442,535
Series A, 5.00%, 6/15/2021	170,000	201,450
New York, State Environmental Facilities Corp., Clean Water & Drinking Water, Revenue 5.00%, 6/15/2020	280,000	321,840
New York, State General Obligation:
Series A-1, 5.00%, 10/1/2017	5,175,000	5,386,554
Series C, 5.00%, 4/15/2018	6,150,000	6,536,589
Series C, 5.00%, 4/15/2020	8,485,000	9,680,791
Series E, 5.00%, 12/15/2019	325,000	366,753
Series E, 5.00%, 12/15/2020	1,350,000	1,571,251

New York, State Thruway Authority, Personal Income Tax Revenue:
Series A, 5.00%, 3/15/2018	1,620,000	1,716,066

Series A, 5.00%, 3/15/2019	6,420,000	7,048,390
Series A, 5.00%, 3/15/2019	270,000	296,428
New York, State Urban Development Corp.:
Series A, 5.00%, 3/15/2020	2,010,000	2,284,465
Series A-, 5.00%, 3/15/2021	10,020,000	11,719,893
Series A-1, 5.00%, 3/15/2020	260,000	295,503
Series D, 5.00%, 3/15/2020	140,000	159,117
Series E, 5.00%, 3/15/2020	100,000	113,655
New York, State Urban Development Corp. Revenue:
Series A, 5.00%, 3/15/2020	10,000,000	11,365,500
Series C, 5.00%, 3/15/2019	15,000,000	16,468,200
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A-RMKT 11/15/12, 4.00%, 11/15/2017	2,300,000	2,380,707
Series B, 5.00%, 11/15/2017	3,550,000	3,713,761
New York, Utility Debt Securitization Authority Revenue Series TE, 5.00%, 12/15/2018	1,000,000	1,009,200
Port Authority of New York & New Jersey:
Series 179, 5.00%, 12/1/2018	115,000	125,094
Series 189, 5.00%, 5/1/2019	10,975,000	12,119,473
Series 189, 5.00%, 5/1/2020	3,365,000	3,842,527
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series A, 5.00%, 1/1/2020	105,000	118,423
Series B, 4.00%, 11/15/2020	2,345,000	2,621,616
Series B, 5.00%, 11/15/2020	12,670,000	14,672,874
Westchester County, NY, General Obligation:
Series A, 5.00%, 1/1/2021	3,000,000	3,506,310
Series C, 5.00%, 11/1/2016	5,000	5,015

		460,253,573

NORTH CAROLINA — 2.8%
Buncombe County, NC, General Obligation Series A, 5.00%, 6/1/2019	710,000	784,827
Charlotte, NC, Certificates of Participation Series C, COPs, 5.00%, 12/1/2018	1,000,000	1,086,420
Charlotte, NC, General Obligation:
Series A, 5.00%, 7/1/2018	160,000	171,550
Series A, 5.00%, 7/1/2020	500,000	574,205
Series B, 5.00%, 7/1/2017	200,000	206,218
Guilford County, NC, General Obligation:
Series A, 5.00%, 2/1/2021	4,035,000	4,716,027
Series C, 5.00%, 10/1/2018	4,765,000	5,155,158
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 12/1/2017	2,200,000	2,306,040
Series C, 5.00%, 12/1/2019	500,000	563,800

North Carolina, Revenue:
Series B, 5.00%, 11/1/2020	150,000	173,622
Series C, 5.00%, 5/1/2020	115,000	131,102

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

North Carolina, State Eastern Municipal Power Agency, Revenue Series B, 5.00%, 1/1/2021	$210,000	$244,014
North Carolina, State General Obligation:
Series A, 5.00%, 6/1/2019	3,250,000	3,601,553
Series A, 5.00%, 6/1/2018	5,630,000	6,017,119
Series A, 5.00%, 6/1/2018	2,000,000	2,137,520
Series D, 3.00%, 6/1/2019	6,175,000	6,512,834
Series D, 4.00%, 6/1/2021	10,000,000	11,356,300
Series E, 5.00%, 5/1/2018	2,900,000	3,089,428
Series E, 5.00%, 5/1/2019	18,930,000	20,919,354
Series E, 5.00%, 5/1/2020	8,525,000	9,747,741
North Carolina, State Turnpike Authority Monroe Connector System, Revenue 5.00%, 7/1/2018	3,020,000	3,236,927
Wake County, NC, General Obligation 5.00%, 12/1/2021	3,320,000	3,959,830

		86,691,589

OHIO — 2.8%
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2020	275,000	316,030
Series 2012-3, 5.00%, 8/15/2018	320,000	344,467
Series A, 5.00%, 7/1/2017	110,000	113,420
Series A, 5.00%, 2/15/2018	500,000	528,155
Cuyahoga County, OH, Certificates of Participation:
COPs, 5.00%, 12/1/2017	400,000	418,568
COPs, 5.00%, 12/1/2018	2,270,000	2,456,004
COPs, 5.00%, 12/1/2019	2,670,000	2,977,931
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2017	190,000	199,114
Series A, 5.00%, 12/1/2019	1,610,000	1,807,933
Ohio Water Development Authority Series A, 5.00%, 6/1/2019	100,000	110,706
Ohio Water Development Authority Water Pollution Control Loan Fund 5.00%, 12/1/2020	100,000	116,063
Ohio, State General Obligation:
5.00%, 9/1/2020	6,380,000	7,349,760
5.00%, 12/15/2021	2,500,000	2,968,650
Series A, 4.00%, 5/1/2021	10,290,000	11,621,938
Series A, 5.00%, 9/15/2017	5,000,000	5,197,650
Series A, 5.00%, 2/1/2019	105,000	114,870
Series A, 5.00%, 9/15/2019	2,975,000	3,324,949
Series A, 5.00%, 9/15/2021	6,575,000	7,795,254
Series B, 5.00%, 8/1/2019	140,000	155,834
Series B, 5.00%, 9/15/2019	20,000	22,353
Series B, 5.00%, 8/1/2021	2,150,000	2,540,505
Series C, 2.00%, 11/1/2018	6,765,000	6,924,451
Series C, 3.00%, 11/1/2020	11,385,000	12,281,910
Series C, 5.00%, 9/15/2020	5,060,000	5,836,609
Series R, 5.00%, 5/1/2017	355,000	363,556
Series R, 5.00%, 5/1/2019	2,075,000	2,290,261
Series S, 5.00%, 5/1/2021	2,260,000	2,653,059

Ohio, State Higher Education Authority General Obligation Series C, 5.00%, 8/1/2018	100,000	107,430
Ohio, State Infrastructure Project Revenue:
4.00%, 12/15/2019	125,000	136,718
5.00%, 12/15/2020	1,560,000	1,806,620
5.00%, 12/15/2020	100,000	115,809
Series 1A-GARVEE, 4.00%, 12/15/2017	1,095,000	1,136,292
Series 1A-GARVEE, 5.00%, 12/15/2019	2,755,000	3,099,650
Ohio, State Water Development Authority, Water Pollution Control Revenue Series B, 5.00%, 12/1/2018	290,000	315,517

		87,548,036

OKLAHOMA — 0.1%
Oklahoma City, Water Utilities Trust, Water & Sewer Revenue 5.00%, 7/1/2018	1,055,000	1,130,211
Oklahoma, State Turnpike Authority Revenue Series A, 5.00%, 1/1/2019	2,825,000	3,078,487

		4,208,698

OREGON — 0.9%
Deschutes County, OR, State Administrative School District No. 1 Bend-La Pine General Obligation Series B, 4.00%, 6/15/2019	125,000	135,221
Multnomah County, OR, State School District No. 1 General Obligation Series B, 5.00%, 6/15/2018	2,000,000	2,138,260
Oregon, State Department of Administration Services, Lottery Revenue 5.00%, 4/1/2018	275,000	291,935
Oregon, State Department of Authority Services Lottery Revenue Series D, 5.00%, 4/1/2020	350,000	398,013
Oregon, State Department of Transportation, Highway User Tax Revenue Series A, 5.00%, 11/15/2018	1,000,000	1,086,420
Oregon, State General Obligation:
Series D, 4.00%, 5/1/2021	6,085,000	6,890,106
Series F, 5.00%, 5/1/2018	1,450,000	1,544,482
Series F, 5.00%, 5/1/2020	1,185,000	1,353,163
Series I, 5.00%, 5/1/2018	1,900,000	2,023,804
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 6/1/2018	110,000	117,525
Series A, 5.00%, 8/1/2018	150,000	161,174
Series A, 5.00%, 10/1/2019	160,000	178,699
Series A, 5.00%, 6/1/2021	10,075,000	11,838,327
Washington County, OR, School District No. 48J Beaverton, General Obligation Series B, 4.00%, 6/15/2019	1,300,000	1,405,222

		29,562,351

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

PENNSYLVANIA — 3.2%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
5.00%, 1/1/2020	$165,000	$183,496
5.00%, 7/1/2020	1,390,000	1,544,624
Series A, 4.00%, 1/1/2018	145,000	150,561
Series A, 4.00%, 1/1/2019	1,015,000	1,084,812
Series A, 5.00%, 7/1/2018	17,980,000	19,252,085
Series A, 5.00%, 7/1/2019	5,205,000	5,776,509
Pennsylvania, State General Obligation:
5.00%, 11/15/2017	510,000	532,654
5.00%, 3/15/2018	315,000	332,883
5.00%, 6/1/2018	1,435,000	1,528,017
5.00%, 6/15/2018	1,500,000	1,599,495
5.00%, 7/1/2018	4,185,000	4,469,789
5.00%, 7/1/2018	1,040,000	1,110,772
5.00%, 10/15/2018	105,000	113,211
5.00%, 11/15/2018	150,000	162,205
5.00%, 3/15/2019	8,500,000	9,295,175
5.00%, 10/15/2019	5,650,000	6,297,207
5.00%, 7/1/2021	10,100,000	11,710,950
5.00%, 9/15/2021	10,000,000	11,651,500
5.00%, 9/15/2021	5,000,000	5,825,750
Series REF, 5.00%, 7/1/2018	1,025,000	1,094,751
Series REF, 5.00%, 7/1/2019	230,000	253,934
Pennsylvania, State Higher Educational Facilities Authority Revenue:
AN, 5.00%, 6/15/2020	9,475,000	10,775,823
Series AN, 5.00%, 6/15/2018	250,000	267,020
Series AN, 5.00%, 6/15/2017	425,000	437,032
Series AQ, 5.00%, 6/15/2019	2,410,000	2,659,507
Pennsylvania, State University Revenue Series B, 5.00%, 9/1/2021	1,375,000	1,626,061

		99,735,823

RHODE ISLAND — 0.3%
Rhode Island Health & Educational Building Corp.:
5.00%, 9/1/2021	2,825,000	3,354,179
Series A, 4.00%, 5/15/2021	3,070,000	3,417,923
Rhode Island, State & Providence Plantations, General Obligation Series C, 5.00%, 8/1/2018	1,000,000	1,073,170
Rhode Island, State General Obligation:
5.00%, 11/1/2017	1,000,000	1,043,540
5.00%, 11/1/2018	110,000	119,191
Series C, 5.00%, 8/1/2017	550,000	568,425

		9,576,428

SOUTH CAROLINA — 1.0%
Beaufort County, SC, School District, General Obligation Series A, 5.00%, 3/1/2020	9,725,000	11,038,166
Charleston Educational Excellence Finance Corp. 5.00%, 12/1/2019	100,000	112,227

Florence County, SC, General Obligation 4.00%, 6/1/2019	2,880,000	3,108,989
Horry County, SC, School District, General Obligation 5.00%, 3/1/2021	11,900,000	13,940,850
South Carolina, State General Obligation Series A, 5.00%, 10/1/2019	2,695,000	3,020,125

		31,220,357

TENNESSEE — 1.4%
Knoxville, TN, General Obligation 5.00%, 5/1/2021	2,690,000	3,159,163
Memphis, TN, General Obligation:
Series A, 5.00%, 11/1/2017	4,300,000	4,491,952
Series A, 5.00%, 11/1/2018	2,800,000	3,032,736
Nashville & Davidson County, Metropolitan Government General Obligation Series A, 5.00%, 1/1/2021	155,000	180,386
Nashville & Davidson County, TN, Metropolitan Government Electric Revenue Series B, 5.00%, 5/15/2019	2,790,000	3,080,690
Nashville & Davidson County, TN, Metropolitan Government General Obligation Series C, 5.00%, 7/1/2018	1,870,000	2,003,649
Shelby County, TN, General Obligation:
Series A, 4.00%, 3/1/2018	240,000	250,608
Series A, 5.00%, 4/1/2018	1,475,000	1,565,594
Series A, 5.00%, 3/1/2021	1,525,000	1,785,805
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2021	2,575,000	3,057,349
Series A, 5.00%, 8/1/2019	125,000	139,398
Series A, 5.00%, 8/1/2021	10,780,000	12,799,310
Tennessee, State School Bond Authority:
5.00%, 11/1/2019	3,150,000	3,531,276
Series B, 5.00%, 11/1/2019	165,000	184,972
Series B, 5.00%, 11/1/2020	3,025,000	3,500,076

		42,762,964

TEXAS — 8.8%
Aldine, TX, Independent School District, General Obligation 5.00%, 2/15/2021 (d)	1,860,000	2,167,179
Alvin, TX, Independent School District, General Obligation:
Series C, 3.00%, 2/15/2020 (d)	3,750,000	3,992,137
Series C, 5.00%, 2/15/2021 (d)	2,300,000	2,679,845
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2017	1,000,000	1,034,190
Austin, TX, General Obligation 5.00%, 9/1/2020	2,800,000	3,227,924
Austin, TX, Independent School District, General Obligation Series B, 5.00%, 8/1/2019	3,575,000	3,968,750

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Austin, TX, Water & Wastewater System Revenue Series A, 5.00%, 11/15/2020	$1,605,000	$1,858,718
City of San Antonio TX Electric & Gas Systems Revenue 5.00%, 2/1/2020	135,000	152,932
Comal, TX, Independent School District, General Obligation Series A, 5.00%, 2/1/2021 (d)	1,835,000	2,135,408
County of Dallas, TX, General Obligation 5.00%, 8/15/2021	5,000,000	5,910,100
Cypress-Fairbanks, TX, Independent School District, General Obligation:
4.00%, 2/15/2018 (d)	4,000,000	4,167,880
Series C, 5.00%, 2/15/2021 (d)	310,000	360,620
Dallas, TX, Area Rapid Transit Revenue:
Series A, 5.00%, 12/1/2020	3,010,000	3,486,844
Series B, 5.00%, 12/1/2021	2,750,000	3,272,390
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A, 5.00%, 12/1/2019	3,000,000	3,366,810
Dallas, TX, General Obligation:
5.00%, 2/15/2018	5,810,000	6,134,721
5.00%, 2/15/2019	190,000	207,875
5.00%, 2/15/2020	7,850,000	8,882,432
5.00%, 2/15/2021	3,000,000	3,498,210
5.00%, 2/15/2021	1,125,000	1,311,829
ETM, 5.00%, 2/15/2017	10,000	10,149
Series A, 5.00%, 2/15/2018	300,000	316,767
Series A, 5.00%, 2/15/2019	1,000,000	1,094,080
Series A, ETM, 5.00%, 2/15/2018	5,000	5,275
Dallas, TX, Independent School District, General Obligation 5.00%, 8/15/2018 (d)	5,715,000	6,145,339
Fort Worth, TX, Water & Sewer System Revenue:
5.00%, 2/15/2019	165,000	180,482
Series A, 5.00%, 2/15/2021	3,640,000	4,234,376
Frisco, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2021 (d)	3,350,000	3,952,799
Harris County, TX, General Obligation:
5.00%, 8/15/2020	750,000	862,110
Series A, 5.00%, 10/1/2019	2,280,000	2,548,607
Harris County, TX, Metropolitan Transit Authority Revenue Series A, 5.00%, 11/1/2018	135,000	146,279
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2020	135,000	155,492
Houston, TX, General Obligation:
Series A, 5.00%, 3/1/2018	2,500,000	2,644,275
Series A, 5.00%, 3/1/2018	200,000	211,542
Series A, 5.00%, 3/1/2019	675,000	736,985
Series A, 5.00%, 3/1/2020	3,900,000	4,400,019
Series A, 5.00%, 3/1/2021	9,000,000	10,450,620

Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (d)	625,000	684,419
5.00%, 2/15/2020 (d)	17,195,000	19,474,713
Series A, 5.00%, 2/15/2018 (d)	150,000	158,321
Series A, 5.00%, 2/15/2020 (d)	270,000	305,797
Series A, 5.00%, 2/15/2021 (d)	4,240,000	4,948,080
Series C, 5.00%, 2/15/2019	370,000	405,724
Houston, TX, Independent School District, Public Facility Corp. Lease Revenue 5.00%, 9/15/2019	4,500,000	5,004,315
Houston, TX, Utilities System Revenue Series D, 5.00%, 11/15/2017	480,000	502,195
Katy, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2020 (d)	3,000,000	3,398,820
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2020 (d)	2,815,000	3,181,231
Lewisville, TX, Independent School District, General Obligation Series A, 4.00%, 8/15/2018 (d)	200,000	211,378
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2019	3,245,000	3,614,768
5.00%, 9/1/2020	100,000	114,785
Northside, TX, Independent School District, General Obligation:
1.35%, 6/1/2033 (a) (d)	9,090,000	9,133,087
2.00%, 8/1/2044 (a) (d)	19,000,000	19,436,430
5.00%, 2/15/2018 (d)	2,745,000	2,897,265
5.00%, 8/1/2018 (d)	10,025,000	10,764,243
5.00%, 8/1/2021 (d)	1,170,000	1,379,488
Northwest, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2021 (d)	2,120,000	2,467,150
San Antonio, TX General Obligation 5.00%, 2/1/2019	30,000	32,806
San Antonio, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (d)	700,000	766,199
5.00%, 2/15/2020 (d)	365,000	413,523
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2019	13,500,000	14,765,760
5.00%, 2/1/2020	430,000	486,816
San Antonio, TX, General Obligation 5.00%, 2/1/2019	1,340,000	1,465,317
San Antonio, TX, Water Revenue Series A, 5.00%, 5/15/2019	2,225,000	2,456,823
Spring Independent School District, General Obligation 5.00%, 8/15/2020 (d)	2,030,000	2,330,947
Texas Water Development Board:
Series A, 4.00%, 4/15/2020	2,350,000	2,592,050
Series A, 5.00%, 10/15/2017	8,015,000	8,359,725
Series A, 5.00%, 10/15/2020	2,000,000	2,309,040

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Texas, State General Obligation:
5.00%, 10/1/2018	$200,000	$216,004
5.00%, 4/1/2019	405,000	445,565
5.00%, 4/1/2020	145,000	165,159
5.00%, 4/1/2020	310,000	353,099
5.00%, 4/1/2021	7,805,000	9,157,060
Series A, 5.00%, 10/1/2017	4,015,000	4,181,181
Series A, 5.00%, 10/1/2019	5,000,000	5,595,350
Texas, State Transportation Commission, Highway Fund Revenue:
4.00%, 10/1/2018	1,170,000	1,241,569
5.00%, 10/1/2021	2,000,000	2,370,160
Series A, 5.00%, 4/1/2019	6,030,000	6,635,533
Series A, 5.00%, 4/1/2020	4,690,000	5,329,904
Trinity River, TX, Authority Regional Wastewater System Revenue:
5.00%, 8/1/2017	1,000,000	1,034,510
5.00%, 8/1/2020	275,000	315,142
University of Texas, Revenue:
5.00%, 7/1/2018	215,000	230,173
Series A, 4.00%, 8/15/2020	145,000	161,259
Series C, 5.00%, 8/15/2021	5,000,000	5,912,700
Series H, 5.00%, 8/15/2018 (b)	4,550,000	4,883,606
Series H, 5.00%, 8/15/2021 (b)	2,500,000	2,949,725

		275,150,904

UTAH — 0.1%
Jordan, UT, School District, General Obligation 5.00%, 6/15/2019	2,550,000	2,829,837

VIRGINIA — 3.2%
City of Norfolk, VA, General Obligation Series A, 5.00%, 10/1/2018 (b)	4,000,000	4,319,520
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue 5.00%, 4/1/2021	6,360,000	7,416,142
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2017	810,000	835,402
Series A, 4.00%, 10/1/2020	10,355,000	11,584,035
Series A, 5.00%, 10/1/2018	3,000,000	3,245,640
Series A, 5.00%, 10/1/2019	1,000,000	1,120,640
Series A, 5.00%, 10/1/2019	2,175,000	2,427,148
Series B, 4.00%, 4/1/2019	7,765,000	8,364,147
Series C, 5.00%, 10/1/2018	600,000	649,128
Series C, 5.00%, 10/1/2020	750,000	868,620
Richmond, VA, Public Utility Revenue Series A, 5.00%, 1/15/2020	3,000,000	3,383,880
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2020	180,000	203,656
Series A, 5.00%, 9/1/2018	2,600,000	2,802,462
Series A, 5.00%, 2/1/2020	5,000,000	5,657,100
Series A, 5.00%, 2/1/2020	1,025,000	1,159,705
Series A, 5.00%, 9/1/2020	1,025,000	1,179,519
Series A, 5.00%, 2/1/2021	6,920,000	8,075,156

Virginia, State Commonwealth Transportation Board:
5.00%, 9/15/2017	150,000	155,901
5.00%, 9/15/2018	2,210,000	2,385,584
5.00%, 3/15/2021	1,075,000	1,256,363
5.00%, 5/15/2021	160,000	188,216
5.00%, 5/15/2021	4,125,000	4,852,444
Series A, 5.00%, 9/15/2019	1,000,000	1,116,080
Virginia, State Commonwealth Transportation Board General Obligation Series B, 5.00%, 6/1/2021	5,000,000	5,907,500
Virginia, State Public Building Authority, Public Facilities Revenue Series C, 5.00%, 8/1/2018	10,050,000	10,798,624
Virginia, State Public School Authority Revenue Series A, 4.00%, 8/1/2018	7,765,000	8,203,334
Virginia, State Resources Authority Clean Water Revenue 5.00%, 10/1/2018	1,000,000	1,080,840

		99,236,786

WASHINGTON — 3.5%
Central Puget Sound, WA, Regional Transit Authority Revenue Series P-1, 5.00%, 2/1/2021	145,000	169,071
Energy Northwest, WA, Electricity Revenue:
Series A, 5.00%, 7/1/2018	1,200,000	1,284,684
Series A, 5.00%, 7/1/2017	135,000	139,167
Series A, 5.00%, 7/1/2018	175,000	187,350
Series B, 5.00%, 7/1/2017	7,415,000	7,643,901
Series B, 5.00%, 7/1/2017	750,000	773,153
King County, WA, School District No. 414, General Obligation 5.00%, 12/1/2021	6,000,000	7,146,360
Pierce County, WA, School District No. 10, General Obligation:
4.00%, 12/1/2017	155,000	160,565
5.00%, 12/1/2019	100,000	112,460
5.00%, 12/1/2020	3,500,000	4,062,205
Seatle, WA Water System Revenue 5.00%, 5/1/2021	2,095,000	2,463,469
Seattle, WA, General Obligation Series A, 5.00%, 6/1/2020	2,000,000	2,290,320
Seattle, WA, Municipal Light & Power Revenue:
Series A, 5.00%, 6/1/2018	240,000	256,214
Series B, 5.00%, 4/1/2021	10,825,000	12,689,823
Seattle, WA, Water System Revenue 5.00%, 9/1/2017	845,000	877,034
Snohomish County, WA, School District No. 15, General Obligation 4.00%, 12/1/2017	2,400,000	2,486,160
Tacoma, WA, Electric System Revenue Series A, 4.00%, 1/1/2018	2,000,000	2,076,200
Washington, State General Obligation:
4.00%, 7/1/2018	100,000	105,389

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.00%, 7/1/2019	$20,420,000	$22,082,392
COPs, 5.00%, 7/1/2020	11,400,000	13,015,038
Series A, 5.00%, 7/1/2018	750,000	803,332
Series E, 5.00%, 2/1/2021	325,000	378,654
Series R-2013A, 5.00%, 7/1/2020	1,025,000	1,173,861
Series R-2015, 5.00%, 7/1/2019	4,100,000	4,544,276
Series R-2015, 5.00%, 7/1/2020	105,000	120,249
Series R-2015, 5.00%, 7/1/2021	450,000	530,357
Series R-2015E, 5.00%, 7/1/2019	19,645,000	21,773,732

		109,345,416

WEST VIRGINIA — 0.4%
West Virginia, State General Obligation:
Series A, 5.00%, 6/1/2017	620,000	637,069
Series A, 5.00%, 6/1/2018	250,000	267,017
Series A, 5.00%, 6/1/2020	9,415,000	10,748,823

		11,652,909

WISCONSIN — 1.8%
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2021	1,685,000	1,869,524
Series 2, 5.00%, 7/1/2019	1,500,000	1,662,975
Wisconsin, State General Obligation:
5.00%, 11/1/2021	5,040,000	6,004,303
Series 1, 5.00%, 5/1/2017	95,000	97,284
Series 1, 5.00%, 5/1/2019	240,000	264,768
Series 1, 5.00%, 11/1/2020	350,000	405,423
Series 1, ETM, 5.00%, 5/1/2017	20,000	20,471
Series 2, 5.00%, 11/1/2017	500,000	522,320
Series 2, 5.00%, 5/1/2019	4,750,000	5,240,200
Series 2, 5.00%, 11/1/2019	1,750,000	1,963,517
Series 2, 5.00%, 5/1/2020	145,000	165,412
Series 2, 5.00%, 5/1/2020	175,000	199,635
Series 3, 5.00%, 11/1/2020	895,000	1,036,723

Series 4, 5.00%, 5/1/2019	8,410,000	9,277,912
Series B, 5.00%, 5/1/2025	100,000	114,077
Series B, 5.00%, 5/1/2019	13,035,000	14,380,212
Series B, 5.00%, 5/1/2020	5,000,000	5,703,850
Series B, 5.00%, 5/1/2026	100,000	113,888
Series C, 5.00%, 5/1/2021	5,000,000	5,876,950

		54,919,444

TOTAL MUNICIPAL BONDS & NOTES (Cost $3,107,249,376)		3,120,495,404

	Shares

SHORT-TERM INVESTMENT — 0.0% (c)
Dreyfus Tax Exempt Cash Management Fund 0.61% (e) (Cost $41,328)	41,328	41,328

TOTAL INVESTMENTS — 100.1%
(Cost $3,107,290,704)		3,120,536,732
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,046,828)

NET ASSETS — 100.0%		$3,117,489,904

(a)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2016.
(b)	When-issued security.
(c)	Amount is less than 0.05% of net assets.
(d)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	3.45%
Assured Guaranty Municipal Corp	0.02%
(e)	The rate shown is the annualized seven-day yield at September 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$25,088,644	$—	$25,088,644
Alaska.	—	18,487,605	—	18,487,605
Arizona	—	70,048,252	—	70,048,252
Arkansas	—	11,284,782	—	11,284,782
California	—	540,842,498	—	540,842,498
Colorado	—	7,564,801	—	7,564,801
Connecticut	—	119,087,761	—	119,087,761
Delaware	—	7,557,909	—	7,557,909
District of Columbia.	—	16,945,847	—	16,945,847
Florida	—	134,464,485	—	134,464,485
Georgia	—	61,185,277	—	61,185,277
Hawaii	—	55,648,981	—	55,648,981
Illinois	—	41,110,317	—	41,110,317

See accompanying Notes to Schedule of Investments

SPDR Nuveen Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Indiana	$—	$10,292,777	$—	$10,292,777
Iowa	—	5,374,843	—	5,374,843
Kansas	—	1,465,307	—	1,465,307
Kentucky.	—	6,752,947	—	6,752,947
Louisiana	—	15,257,765	—	15,257,765
Maine	—	17,321,995	—	17,321,995
Maryland	—	162,118,772	—	162,118,772
Massachusetts	—	104,419,040	—	104,419,040
Michigan.	—	55,754,322	—	55,754,322
Minnesota	—	58,444,430	—	58,444,430
Mississippi	—	4,171,580	—	4,171,580
Missouri	—	47,026,548	—	47,026,548
Nebraska	—	32,381,912	—	32,381,912
Nevada	—	45,359,727	—	45,359,727
New Jersey	—	10,372,500	—	10,372,500
New Mexico	—	29,968,665	—	29,968,665
New York	—	460,253,573	—	460,253,573
North Carolina	—	86,691,589	—	86,691,589
Ohio	—	87,548,036	—	87,548,036
Oklahoma	—	4,208,698	—	4,208,698
Oregon	—	29,562,351	—	29,562,351
Pennsylvania	—	99,735,823	—	99,735,823
Rhode Island	—	9,576,428	—	9,576,428
South Carolina	—	31,220,357	—	31,220,357
Tennessee	—	42,762,964	—	42,762,964
Texas	—	275,150,904	—	275,150,904
Utah	—	2,829,837	—	2,829,837
Virginia.	—	99,236,786	—	99,236,786
Washington	—	109,345,416	—	109,345,416
West Virginia	—	11,652,909	—	11,652,909
Wisconsin	—	54,919,444	—	54,919,444
Short-Term Investment	41,328	—	—	41,328

TOTAL INVESTMENTS	$41,328	$3,120,495,404	$—	$3,120,536,732

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 98.3%
ALABAMA — 1.5%
Jefferson County, AL, Capital Improvement Obligation Warrant Series A, 5.00%, 4/1/2024 (a)	$500,000	$502,885
Jefferson County, AL, School Warrant Revenue Series A, 5.00%, 1/1/2024	1,000,000	1,005,770
Jefferson County, AL, Subordinate Lien Sewer Warrant Revenue Series D, 6.00%, 10/1/2042	3,460,000	4,190,925
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue Series A, AMT, 4.13%, 5/15/2035	580,000	607,799
Selma Industrial Development Board, Environmental Improvement Revenue AMT, 7.50%, 5/1/2025 (b)	300,000	303,807
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,644,256

		8,255,442

ALASKA — 0.3%
City of Valdez, AK, Revenue 5.00%, 1/1/2018	250,000	261,070
Northern Alaska, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds:
Series A, 5.00%, 6/1/2032	500,000	495,145
Series A, 5.00%, 6/1/2046	625,000	614,512

		1,370,727

ARIZONA — 1.4%
Arizona Health Facilities Authority 5.20%, 10/1/2037	200,000	200,084
Maricopa County Industrial Development Authority, Revenue 4.00%, 7/1/2026	350,000	378,469
Phoenix, AZ, Industrial Development Authority Education Revenue:
3.63%, 12/1/2032	260,000	271,019
4.00%, 10/1/2041	630,000	668,417
5.00%, 7/1/2022	300,000	319,866
5.00%, 7/1/2035 (b)	1,325,000	1,419,936
6.00%, 7/1/2032	250,000	276,900
7.50%, 7/1/2042 (c)	495,000	202,881
Pima County, AZ, Industrial Development Authority Education Revenue:
5.25%, 7/1/2036	315,000	315,211
5.70%, 7/1/2035	75,000	76,865
6.00%, 7/1/2048	1,000,000	1,032,120
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	1,200,000	1,346,472
Salt Verde Financial Corp.:
5.00%, 12/1/2037	310,000	392,553
5.25%, 12/1/2027	185,000	234,513
Watson Road Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	600,000	601,026

		7,736,332

ARKANSAS — 0.3%
Arkansas, State Development Finance Authority Revenue:
Series A, 5.00%, 2/1/2035	305,000	356,295
Series C, 5.00%, 2/1/2035	575,000	671,703
Pulaski County Public Facilities Board 5.50%, 7/1/2043	695,000	790,896

		1,818,894

CALIFORNIA — 14.8%
Antelope Valley, CA, Health Care District Revenue Series A, 5.25%, 3/1/2036	750,000	836,670
Brentwood Infrastructure Financing Authority Revenue Series B, 4.00%, 9/2/2030	145,000	161,827
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue 5.45%, 6/1/2028	1,800,000	1,853,460
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1, 5.00%, 6/1/2033	3,650,000	3,680,550
Series A-1, 5.13%, 6/1/2047	400,000	399,664
Series A-1, 5.75%, 6/1/2047	5,625,000	5,709,431
California, Health Facilities Financing Authority Series G, 5.50%, 7/1/2025	100,000	107,543
California, Municipal Finance Authority Revenue Series B, 5.88%, 8/15/2049	490,000	560,016
California, Pollution Control Financing Authority AMT, 4.30%, 7/1/2040	1,000,000	1,098,170
California, Pollution Control Financing Authority, Water Furnishing Sacramento Revenue AMT, 5.00%, 11/21/2045 (b)	500,000	558,050
California, School Finance Authority Revenue:
Series A, 3.00%, 7/1/2019 (b)	110,000	113,708
Series A, 3.00%, 7/1/2020 (b)	210,000	217,707
Series A, 4.00%, 7/1/2021 (b)	225,000	244,024
Series A, 4.00%, 7/1/2022 (b)	235,000	256,272
Series A, 4.00%, 7/1/2023 (b)	250,000	274,300
Series A, 5.13%, 7/1/2044	60,000	67,652
Series A, 6.00%, 10/1/2049	200,000	222,282
California, State Public Works Board, Lease Revenue Series I-1, 6.63%, 11/1/2034	365,000	365,986
California, Statewide Communities Development Authority:
Series A, 5.00%, 12/1/2029 (b)	1,000,000	1,179,630
Series A, 5.00%, 12/1/2036 (b)	1,805,000	2,071,671
Series A, 5.00%, 12/1/2041 (b)	3,585,000	4,073,134
California, Statewide Communities Development Authority Revenue:
5.00%, 5/15/2033	115,000	139,565
5.25%, 12/1/2044	750,000	856,253
7.00%, 7/1/2046	160,000	188,842
Series A, 5.25%, 12/1/2029	1,000,000	1,167,430
Series A, 5.25%, 11/1/2044	300,000	335,118
Series A, 5.75%, 7/1/2030	795,000	795,978
Series A, 6.00%, 10/1/2047	1,000,000	1,100,060

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series D, 4.75%, 8/1/2020	$175,000	$175,189
Series I-1, 4.50%, 11/1/2037	675,000	696,890
Series R-1, 4.00%, 9/2/2023	1,000,000	1,120,400
Capistrano, CA, Unified School District, Special Tax Revenue 4.00%, 9/1/2028	125,000	139,033
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	112,522
City of Irvine, CA, Special Tax Revenue 4.00%, 9/1/2049	9,600,000	10,274,400
City of San Clemente, CA, Special Tax Revenue:
5.00%, 9/1/2031	200,000	236,938
5.00%, 9/1/2032	200,000	234,856
Corona-Norco, CA, Unified School District, Special Tax:
4.00%, 9/1/2019	400,000	431,232
4.00%, 9/1/2020	420,000	461,500
County of Sacramento, CA, Special Tax:
5.00%, 9/1/2045	100,000	114,370
5.00%, 9/1/2046	115,000	131,526
Elk Grove Finance Authority, Special Tax 4.00%, 9/1/2020	1,000,000	1,092,400
Foothill-Eastern Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2042 (a)	255,000	290,675
Series C, 6.25%, 1/15/2033	1,500,000	1,805,085
Golden State Tobacco Securitization Corp., Revenue:
Series A, 5.00%, 6/1/2045	500,000	594,725
Series A-1, 4.50%, 6/1/2027	2,210,000	2,240,608
Series A-2, 5.30%, 6/1/2037	2,100,000	2,159,619
Series B, Zero Coupon, 6/1/2047	500,000	53,650
Hesperia, CA, Public Financing Authority, Tax Allocation Series A, 5.50%, 9/1/2022	1,000,000	1,031,710
Inland Empire Tobacco Securitization Authority Revenue:
5.75%, 6/1/2026	530,000	564,816
Series A, 4.63%, 6/1/2021	960,000	964,070
Lake Elsinore Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	1,000,000	1,163,130
Long Beach Bond Finance Authority Revenue:
Series A, 5.00%, 11/15/2029	100,000	125,022
Series A, 5.50%, 11/15/2037	750,000	1,007,805
Long Beach Bond Finance Authority, Tax Allocation Series C, 5.50%, 8/1/2031 (a)	220,000	288,871
Los Angeles, CA, Municipal Improvement Corp. Series B, 4.00%, 11/1/2038	500,000	549,165
M-S-R Energy Authority Revenue:
6.50%, 11/1/2039	460,000	670,721
6.50%, 11/1/2039	810,000	1,181,053
7.00%, 11/1/2034	300,000	452,391

March, CA, Joint Powers Redevelopment Agency, Tax Allocation Series B, 7.50%, 8/1/2041	1,000,000	1,304,170
Marysville, CA, Revenue 5.00%, 1/1/2031	250,000	279,340
Menifee, CA, Union School District Public Financing Authority, Special Tax:
Series A, 4.00%, 9/1/2020	1,000,000	1,102,430
Series A, 4.00%, 9/1/2022	250,000	284,510
Oakland Unified School District/Alameda County, General Obligation 5.00%, 8/1/2023 (a)	300,000	373,173
Palomar Pomerado, CA, Health Care District, Certificates of Participation COPs, 6.00%, 11/1/2041	1,800,000	1,924,596
Port of Oakland, CA, Revenue Series P, AMT, 5.00%, 5/1/2029	575,000	671,146
Rancho Cordova Community Facilities District, Special Tax:
4.00%, 9/1/2019	425,000	458,184
4.00%, 9/1/2021	675,000	754,272
4.00%, 9/1/2022	380,000	430,388
Rancho Mirage, CA, Joint Powers Financing Authority Revenue Series A, 5.00%, 7/1/2027	500,000	513,690
Riverside County, CA, Community Facilities Districts, Special Tax Revenue 5.00%, 9/1/2030	385,000	448,644
Riverside County, CA, Redevelopment Agency, Tax Allocation Series A, 6.00%, 10/1/2039	430,000	504,854
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	200,000	234,656
5.00%, 2/15/2026	155,000	186,054
Roseville, CA, Special Tax Revenue 5.00%, 9/1/2044	255,000	288,976
Sacramento, CA, Sanitation Districts Financing Authority Revenue 5.25%, 12/1/2030 (a)	485,000	643,299
San Joaquin Hills Transportation Corridor Agency Revenue Series B, 5.25%, 1/15/2049	1,800,000	2,023,542
Saugus/Hart School Facilities Financing Authority:
4.00%, 9/1/2019	430,000	464,477
4.00%, 9/1/2020	350,000	385,851
4.00%, 9/1/2021	415,000	465,622
4.00%, 9/1/2022	385,000	438,145
Southern California Public Power Authority Revenue Series A, 5.00%, 11/1/2033	410,000	520,253
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue Series A-1, 5.50%, 6/1/2045	745,000	745,015

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue:
Series A-1, 5.00%, 6/1/2037	$1,105,000	$1,105,022
Series A-1, 5.13%, 6/1/2046	1,025,000	1,019,045

Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	1,000,000	1,005,430
Tustin Community Facilities District:
Series A, 5.00%, 9/1/2030	635,000	754,501
Series A, 5.00%, 9/1/2037	105,000	122,038
West Sacramento Financing Authority, Special Tax 5.00%, 9/1/2025	550,000	646,366

		79,097,054

COLORADO — 2.5%
Colorado Educational & Cultural Facilities Authority Revenue:
3.75%, 7/1/2026 (b)	1,195,000	1,184,353
5.00%, 10/1/2032	1,105,000	1,285,800
Colorado High Performance Transportation Enterprise Revenue AMT, 5.75%, 1/1/2044	750,000	829,215
Colorado, Health Facilities Authority Revenue:
Series A, 5.30%, 7/1/2037	500,000	500,080
Series A, 7.75%, 8/1/2039	485,000	527,903
Series B, 4.00%, 12/1/2026	500,000	535,715
Series B-1, 5.00%, 7/1/2038	125,000	141,005
Denver Health & Hospital Authority
Series A, 5.25%, 12/1/2045	320,000	368,573
Denver International Business Center Metropolitan District No. 1, General Obligation 5.38%, 12/1/2035	115,000	122,693
Denver, CO, City & County Special Facilities, Airport System Revenue:
Series A, AMT, 5.50%, 11/15/2029	400,000	478,332
Series A, AMT, 5.50%, 11/15/2030	270,000	321,999
E-470 Public Highway Authority Revenue Series B, Zero Coupon, 9/1/2037 (a)	1,000,000	402,700
Granby Ranch, CO, Metropolitan District, General Obligation 6.75%, 12/1/2036	500,000	500,470
Great Western, CO, Metropolitan District, General Obligation Series A-1, 9.00%, 8/1/2039 (c)	1,000,000	1,047,240
Metropolitan District, CO, Compark Business Campus, General Obligation:
Series A, 5.75%, 12/1/2027 (a)	1,000,000	1,029,690
Series A, 6.75%, 12/1/2039	1,000,000	1,100,460
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,058,320
Prairie Center, CO, Metropolitan District No. 3, General Obligation 5.40%, 12/15/2031	1,000,000	1,004,550
Public Authority for Colorado Energy 6.50%, 11/15/2038	270,000	390,822
Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	300,000	345,318

STC, CO, Metropolitan District No. 2, General Obligation 6.00%, 12/1/2038	215,000	221,220
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	146,127

		13,542,585

CONNECTICUT — 0.6%
Connecticut, State Development Authority, Airport Facilities Revenue AMT, 7.95%, 4/1/2026	300,000	299,958
Connecticut, State Health & Educational Facilities Authority:
3.25%, 9/1/2021 (b)	700,000	708,498
Series A, 5.00%, 9/1/2046 (b)	110,000	120,916
Series F, 5.00%, 7/1/2022	275,000	316,264
Series L, 4.00%, 7/1/2034	500,000	549,535
Harbor Point, CT, Special Obligation Revenue Series A, 7.88%, 4/1/2039	500,000	585,565
Mohegan Tribe of Indians, CT, Gaming Authority Revenue 5.13%, 1/1/2023 (b)	400,000	399,988

		2,980,724

DELAWARE — 0.2%
Delaware, State Economic Development Authority Revenue 3.25%, 6/1/2026	800,000	796,032

DISTRICT OF COLUMBIA — 0.5%
District of Columbia, Howard University Revenue:
Series A, 6.25%, 10/1/2023	120,000	133,005
Series A, 6.25%, 10/1/2032	880,000	962,368
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series A, 5.00%, 10/1/2053	1,000,000	1,129,840
Tobacco Settlement Financing Corp., DC, Revenue 6.50%, 5/15/2033	495,000	608,533

		2,833,746

FLORIDA — 5.0%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	50,000	55,636
Series B, 5.00%, 12/1/2034	750,000	873,885
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	950,000	1,015,892
Bexley Community Development District, Special Assessment:
3.50%, 5/1/2021	180,000	181,670
4.70%, 5/1/2036	100,000	101,696
Central Florida Expressway Authority Revenue Series A, 4.00%, 7/1/2037	2,000,000	2,192,780
Collier County, FL, Industrial Development Authority Revenue Series A, 8.13%, 5/15/2044 (b)	1,400,000	1,677,872
County of Miami-Dade Seaport Department Revenue Series B, AMT, 5.00%, 10/1/2023	250,000	298,872

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Crossings At Fleming Island Community Development District, Special Assessment Series A-1, 4.50%, 5/1/2030	$750,000	$780,682
Florida Development Finance Corp., Educational Facilities Revenue:
7.63%, 6/15/2041	120,000	140,116
Series A, 4.00%, 7/15/2026 (b)	290,000	288,591
Series A, 6.00%, 6/15/2044 (b)	575,000	607,591
Series A, 6.00%, 6/15/2035 (b)	505,000	532,962
Series A, 6.13%, 6/15/2043	500,000	551,565
Series A, 6.13%, 6/15/2044	555,000	580,397
Series A, 6.50%, 7/1/2044	925,000	989,269
Series A, 7.50%, 6/15/2033	500,000	582,310
Florida Higher Educational Facilities Financial Authority 5.00%, 4/1/2032	100,000	114,047
Greater Orlando, FL, Aviation Authority Revenue AMT, 5.00%, 11/15/2036	350,000	373,852
Hacienda Lakes Community Development District 3.38%, 5/1/2021	460,000	458,827
Hillsborough County Industrial Development Authority Revenue Series A, 5.00%, 10/1/2031	270,000	315,571
Isles Bartram Park Community Development District 5.00%, 11/1/2035	100,000	103,843
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	521,375
5.75%, 11/1/2042	500,000	531,015
Lakewood Ranch, FL, Stewardship District, Special Assessment 4.00%, 5/1/2021	570,000	586,593
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	540,785
Madison County, FL, Revenue Series A, 6.00%, 7/1/2025 (c)	660,000	395,776
Miami-Dade County Industrial Development Authority 5.25%, 9/15/2044	250,000	276,498
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	695,000	746,520
Series B, 5.00%, 5/1/2037	925,000	993,570
Northern Palm Beach County Improvement District:
4.65%, 8/1/2025	145,000	149,659
5.35%, 8/1/2035	360,000	372,215
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.13%, 8/1/2022	665,000	710,340
Orange County, FL, Health Facilities Authority Revenue Series A, 5.00%, 10/1/2036	2,020,000	2,440,625

Palm Beach County, FL, Health Facilities Authority Revenue:
4.00%, 5/15/2019	300,000	320,232
4.00%, 5/15/2035	100,000	107,547
Pompano Beach County, FL, Revenue 5.00%, 9/1/2044	500,000	570,770
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	533,535
Seven Oaks, FL, Community Development District, Special Assessment Series A2, 6.50%, 5/1/2033	750,000	802,972
Stoneybrook South, FL, Community Development District, Special Assessment:
4.75%, 11/1/2024	230,000	241,406
5.13%, 11/1/2034	250,000	269,325
Tallahassee, FL, Health Facilities Revenue:
Series A, 5.00%, 12/1/2036	90,000	105,752
Series A, 5.00%, 12/1/2041	225,000	261,027
Series A, 5.00%, 12/1/2055	440,000	503,989
Tolomato, FL, Community Development District, Special Assessment:
Series 1, 6.65%, 5/1/2040 (c)	10,000	10,204
Series 2015-1, 6.61%, 5/1/2040	290,000	181,302
Series 2015-2, 6.61%, 5/1/2040	180,000	95,344
Series 2015-3, 6.61%, 5/1/2040 (c) (e)	195,000	—
Series 3, 6.65%, 5/1/2040 (c) (e)	120,000	—
Series A-1, 6.65%, 5/1/2040	200,000	201,590
Series A2, 6.61%, 5/1/2039	65,000	52,532
Series A3, 6.61%, 5/1/2040	195,000	117,889
Series A4, 6.61%, 5/1/2040	85,000	38,114
Two Creeks, FL, Community Development District, Special Assessment:
Series A-1, 2.00%, 5/1/2017	165,000	165,549
Series A-1, 2.00%, 5/1/2018	170,000	170,998
Series A-1, 2.00%, 5/1/2019	175,000	176,131
Series A-1, 2.00%, 5/1/2020	180,000	180,787
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	702,153

		26,892,045

GEORGIA — 0.1%
DeKalb County Hospital Authority Revenue 6.13%, 9/1/2040	75,000	85,480
East Point Building Authority Revenue Series A, 4.63%, 2/1/2035	250,000	250,143
Fulton County Development Authority Revenue 5.00%, 6/1/2027	225,000	275,602

		611,225

GUAM — 0.8%
Guam Power Authority:
5.00%, 10/1/2034 (a)	140,000	165,578
Series A, 5.00%, 10/1/2021 (a)	330,000	380,302
Series A, 5.00%, 10/1/2024 (a)	500,000	592,450

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.25%, 7/1/2022	$525,000	$617,899
Series A, 5.00%, 7/1/2029	315,000	365,601
Territory of Guam:
Series A, 6.50%, 11/1/2040	100,000	121,123
Series B-1, 5.00%, 1/1/2042	190,000	207,174
Series C, 5.00%, 11/15/2018	1,910,000	2,045,629

		4,495,756

HAWAII — 0.2%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue:
5.00%, 7/1/2020	350,000	355,621
Series A, AMT, 4.65%, 3/1/2037	610,000	616,448

		972,069

IDAHO — 0.1%
Idaho, State Health Facility Revenue:
3.50%, 9/1/2033	500,000	493,070
5.00%, 9/1/2027	100,000	117,610

		610,680

ILLINOIS — 7.5%
Chicago Board of Education, General Obligation:
Series A, 5.00%, 12/1/2041	565,000	509,647
Series A, 5.00%, 12/1/2042	410,000	369,131
Series A, 5.50%, 12/1/2039	100,000	94,732
Series A, 7.00%, 12/1/2026	1,100,000	1,183,094
Series A, 7.00%, 12/1/2044	1,500,000	1,613,310
Series C, 5.25%, 12/1/2026	1,995,000	1,861,415
Series C, 5.25%, 12/1/2035	200,000	186,480
Series F, 5.00%, 12/1/2018	3,450,000	3,319,521
Chicago Midway International Airport Revenue Series A, AMT, 5.50%, 1/1/2030	200,000	237,452
Chicago O’Hare International Airport Revenue:
AMT, 5.00%, 1/1/2019	925,000	1,004,605
Series B, 5.00%, 1/1/2029	315,000	381,752
Chicago, IL, General Obligation: Zero Coupon, 1/1/2019 (a)	325,000	302,903
5.00%, 1/1/2025	400,000	435,480
Series 2007G-REMK, 5.50%, 1/1/2042	475,000	508,763
Series A, 5.00%, 1/1/2020	500,000	525,200
Series A, 5.00%, 12/1/2021	515,000	546,755
Series A, 5.00%, 1/1/2026	520,000	557,840
Series C, 4.00%, 1/1/2020	185,000	188,669
Series C, 5.00%, 1/1/2023	360,000	384,973
Series C, 5.00%, 1/1/2024	765,000	830,752
Series C, 5.00%, 1/1/2029	475,000	507,993
Series C, 5.00%, 1/1/2035	460,000	480,764
Series C, 5.00%, 1/1/2038	275,000	288,907
Chicago, IL, Motor Fuel Tax Revenue 5.00%, 1/1/2026	250,000	269,835
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	1,051,640

Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	310,000	306,770
Illinois, State Finance Authority Revenue:
4.00%, 9/1/2032	725,000	753,260
4.00%, 12/1/2040	250,000	263,530
4.13%, 12/1/2030	250,000	249,435
4.25%, 5/15/2043	430,000	441,455
5.00%, 5/15/2043	775,000	843,347
5.50%, 8/15/2030	535,000	565,415
5.50%, 4/1/2032	500,000	504,655
5.75%, 5/15/2046	1,000,000	1,084,180
6.13%, 5/15/2027	645,000	723,161
7.13%, 2/1/2034	1,000,000	1,054,780
7.13%, 2/15/2039	1,100,000	1,180,322
Series A, 5.25%, 5/15/2047	145,000	157,118
Series A, 5.75%, 12/1/2035 (b)	385,000	394,051
Series C, 4.50%, 11/15/2032	400,000	401,892
Illinois, State Finance Authority, Student Housing Revenue Series A, 5.00%, 6/1/2024	500,000	449,930
Metropolitan Pier & Exposition Authority Revenue:
Series A, 5.50%, 6/15/2053	1,250,000	1,447,287
Series B, Zero Coupon, 12/15/2050	100,000	21,103
Series B, 4.25%, 6/15/2042	500,000	512,455
Series B, 5.00%, 6/15/2023	110,000	125,674
Series B, 5.00%, 6/15/2050	285,000	300,746
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 1/1/2042 (a)	335,000	352,196
Plano, IL, Special Service Areas No. 3 & 4, Special Tax Refunding 4.00%, 3/1/2035	970,000	979,099
Railsplitter, IL, Tobacco Settlement Authority Revenue 6.00%, 6/1/2028	1,000,000	1,188,090
Southern Illinois University Series A, 4.00%, 4/1/2028	305,000	299,480
State of Illinois, General Obligation:
5.00%, 1/1/2019	225,000	239,380
5.00%, 1/1/2021	690,000	761,801
5.00%, 1/1/2021	1,800,000	1,987,308
5.00%, 2/1/2022	1,900,000	2,128,019
5.00%, 5/1/2028	640,000	712,179
5.00%, 3/1/2031	100,000	107,054
5.00%, 9/1/2034	1,000,000	1,034,360
5.00%, 5/1/2035	140,000	151,458
5.50%, 7/1/2024	310,000	358,887
Series A, 4.00%, 9/1/2019	265,000	273,642
Series A, 5.00%, 6/1/2027	300,000	301,146
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation Series B, Zero Coupon, 1/1/2033	340,000	151,164

		40,447,442

INDIANA — 1.4%
Crown Point, IN, Economic Development Authority Series A, 8.00%, 11/15/2029	200,000	224,770

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Indiana Finance Authority Series A, 5.00%, 6/1/2032	$250,000	$269,588
Indiana, State Finance Authority Revenue:
AMT, 5.25%, 9/1/2040	545,000	592,257
Series A, AMT, 5.00%, 7/1/2048	1,100,000	1,221,099
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,000,000	1,010,970
6.00%, 12/1/2026	550,000	545,903
Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	160,000	177,555
Indianapolis Local Public Improvement Bond Bank Series I, AMT, 5.00%, 1/1/2023	515,000	617,423
Knox County, IN, Economic Development Authority Series A, 5.00%, 4/1/2027	945,000	1,045,784
Valparaiso City, IN, Exempt Facilities Revenue AMT, 6.75%, 1/1/2034	750,000	936,210
Vigo County, IN, Hospital Authority Revenue 5.75%, 9/1/2042 (b)	1,000,000	1,040,900

		7,682,459

IOWA — 1.3%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
4.75%, 8/1/2042	305,000	317,349
5.00%, 12/1/2019	2,125,000	2,198,631
5.25%, 12/1/2025	1,470,000	1,576,090
5.50%, 12/1/2022	1,450,000	1,497,633
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C, 5.50%, 6/1/2042	1,505,000	1,505,000

		7,094,703

KANSAS — 0.7%
City of Overland Park KS 6.00%, 12/15/2032	200,000	192,174
KS Independent College Finance Authority & Educational Facilities Revenue Series A, 5.80%, 3/1/2037	425,000	444,916
Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	1,000,000	1,013,850
Overland Park, KS, Development Corp., Revenue Series B, 5.13%, 1/1/2032 (a)	600,000	600,822
Wichita City, KS, Health Care Facilities Revenue:
Series IV-A, 5.63%, 5/15/2044	885,000	975,305
Series IV-A, 6.25%, 5/15/2034	500,000	517,340

		3,744,407

KENTUCKY — 1.2%
Kentucky, Economic Development Finance Authority Revenue:
5.25%, 8/15/2046	150,000	165,195
6.25%, 11/15/2046	200,000	205,416
6.38%, 11/15/2051	930,000	956,812
Series A, 4.25%, 7/1/2035	1,200,000	1,291,092
Series A, 5.00%, 7/1/2026	95,000	114,240
Series A, 6.00%, 6/1/2030	185,000	209,646
Series A, 6.38%, 6/1/2040	675,000	770,978

Louisville/Jefferson County Metropolitan Government:
5.00%, 10/1/2018	1,000,000	1,076,630
Series A, 5.00%, 12/1/2020	250,000	283,550
Ohio, KY, Pollution Control Revenue Series A, 6.00%, 7/15/2031	1,205,000	1,267,865

		6,341,424

LOUISIANA — 1.8%
City of New Orleans LA Sewerage Service Revenue 5.00%, 6/1/2040	1,000,000	1,160,750
City of New Orleans LA Water System Revenue 5.00%, 12/1/2040	1,000,000	1,164,480
City of Shreveport, LA, Water & Sewer Revenue 5.00%, 12/1/2040	250,000	293,095
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,075,000	1,211,880
Louisiana Public Facilities Authority Revenue:
4.00%, 5/15/2041	500,000	535,895
4.50%, 7/1/2037 (a)	120,000	121,289
5.00%, 10/1/2020	350,000	398,660
5.00%, 11/1/2041	650,000	746,018
5.25%, 10/1/2024	100,000	117,297
Series A, 5.00%, 11/1/2045	870,000	995,550
Louisiana, St. John the Baptist Parish, Revenue Series A, 5.13%, 6/1/2037	2,140,000	2,175,888
Louisiana, State Environmental Facilities & Community Development Authority Revenue 6.75%, 11/1/2032	500,000	530,000
St. Tammany Parish Finance Authority Revenue 5.25%, 11/15/2037	250,000	265,425

		9,716,227

MAINE — 0.6%
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2025	120,000	140,074
5.00%, 7/1/2033	110,000	123,998
5.00%, 7/1/2043	1,600,000	1,785,936
5.00%, 7/1/2046	35,000	40,114
6.75%, 7/1/2036	500,000	568,205
Rumford, ME, Solid Waste Disposal Revenue AMT, 6.88%, 10/1/2026	525,000	527,378

		3,185,705

MARYLAND — 1.0%
Anne Arundel County Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	324,846
Baltimore, MD, Convention Center Revenue Series A, 5.00%, 9/1/2032	400,000	401,140
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A, 5.00%, 7/1/2040	270,000	301,471
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	465,575

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Maryland Economic Development Corp. 5.75%, 9/1/2025	$500,000	$508,390
Maryland Economic Development Corp. AMT, 5.00%, 3/31/2030	145,000	175,188
Maryland Health & Higher Educational Facilities Authority:
5.00%, 7/1/2024	100,000	121,684
5.00%, 7/1/2038	700,000	829,297
5.00%, 10/1/2042	250,000	282,407
5.00%, 7/1/2045	1,000,000	1,162,940
Series A, 5.00%, 8/15/2041	470,000	538,672

		5,111,610

MASSACHUSETTS — 1.0%
Massachusetts Health & Educational Facilities Authority Revenue 5.38%, 7/1/2035	500,000	557,630
Massachusetts, Development Finance Agency Revenue:
5.00%, 7/1/2018	400,000	425,556
5.00%, 4/15/2040	200,000	226,238
5.25%, 7/1/2023	500,000	594,165
Series I, 5.00%, 7/1/2038	1,250,000	1,490,287
Massachusetts, Development Finance Agency, First Mortgage Revenue 5.00%, 7/1/2025	240,000	292,169
Massachusetts, Development Finance Agency, Resource Recovery Revenue Series B, 4.88%, 11/1/2042 (b)	500,000	508,455
Massachusetts, Educational Financing Authority Revenue Series J, AMT, 5.63%, 7/1/2029	350,000	393,120
Massachusetts, Port Authority Facilities Revenue Series A, AMT, 5.00%, 1/1/2027 (a)	690,000	692,788

		5,180,408

MICHIGAN — 2.2%
Conner Creek Academy, MI, Public School Revenue Series A, 5.00%, 11/1/2026	800,000	664,160
Detroit Community High School Revenue:
5.65%, 11/1/2025	920,000	620,540
5.75%, 11/1/2035	500,000	314,625
Detroit, MI, Sewage Disposal System Revenue:
Series A, 5.00%, 7/1/2021	540,000	621,551
Series B, 5.50%, 7/1/2029 (a)	145,000	183,969
Kent County, MI, Hospital Finance Authority Revenue Series A, 5.25%, 7/1/2030	1,255,000	1,256,882
Michigan Finance Authority:
5.00%, 6/1/2019	70,000	71,581
ETM, 5.25%, 6/1/2017	500,000	510,560
Series D4, 5.00%, 7/1/2034	750,000	862,553
Michigan Finance Authority Ltd., Miscellaneous Revenue 8.13%, 4/1/2041	475,000	420,627
Michigan Strategic Fund, Tax Allocation Series A, 4.13%, 7/1/2045 (d)	705,000	720,432

Michigan Tobacco Settlement Finance Auth. Series A, 6.00%, 6/1/2048	1,410,000	1,417,459
Michigan, State Finance Authority Revenue:
5.00%, 6/1/2020	850,000	879,342
Series D-2, 5.00%, 7/1/2034	400,000	465,176
Michigan, State Tobacco Settlement Finance Authority Revenue Series A, 6.88%, 6/1/2042	1,000,000	1,028,400
Saline, MI, Economic Development Corp., Revenue 5.50%, 6/1/2047	1,000,000	1,062,380
Wayne County Airport Authority AMT, 5.38%, 12/1/2032 (a)	590,000	639,501

		11,739,738

MINNESOTA — 1.2%
Baytown Township, MN, Lease Revenue:
3.00%, 8/1/2019	200,000	203,580
3.00%, 8/1/2020	215,000	218,958
3.00%, 8/1/2021	210,000	213,089
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	186,759
City of Brooklyn, MN Series A, 4.75%, 7/1/2025	80,000	83,130
City of Cloud, MN, Revenue:
Series A, 4.00%, 5/1/2037	355,000	390,905
Series A, 5.00%, 4/1/2046	150,000	152,396
City of Independence, MN, Revenue Series A, 4.25%, 7/1/2026	1,000,000	996,390
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,054,740
St Paul Housing & Redevelopment Authority Revenue:
5.00%, 11/15/2023	775,000	932,805
5.00%, 11/15/2025	150,000	169,141
5.13%, 12/1/2038	390,000	417,717
5.25%, 11/15/2035	515,000	573,803
5.75%, 7/1/2047 (b)	1,000,000	953,780

		6,547,193

MISSISSIPPI — 0.5%
Gulfport, MS, Hospital Facilities Revenue 5.00%, 7/1/2027	220,000	266,488
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue 6.70%, 4/1/2022 (d)	210,000	258,296
Mississippi Business Finance Corp., Revenue 4.55%, 12/1/2028	320,000	321,337
Mississippi Development Bank
6.25%, 10/1/2026	500,000	593,870
Mississippi Hospital Equipment & Facilities Authority 5.00%, 8/15/2029	645,000	663,428
State of Mississippi 5.00%, 10/15/2019	500,000	558,305

		2,661,724

MISSOURI — 1.5%
Boone County, MO, Hospital Revenue 5.00%, 8/1/2029	2,370,000	2,854,143

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Grandview Industrial Development Authority, General Obligation Series A, 5.00%, 5/1/2042 (b)	$280,000	$273,274
Jennings City, MO, Revenue 5.00%, 11/1/2023	370,000	365,316
Kansas City, MO, Airport Revenue 5.25%, 9/1/2027	320,000	369,408
Lees Summit, MO, Industrial Development Authority Revenue Series A, 5.00%, 8/15/2017	1,400,000	1,443,722
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	245,000	254,788
6.00%, 5/1/2042	435,000	450,917
Missouri, State Health & Educational Facilities Authority Revenue:
4.25%, 8/1/2035	280,000	293,098
5.25%, 2/1/2026	200,000	232,838
Series A, 5.00%, 2/1/2036	500,000	578,675
Raymore, MO, Tax Increment Limited Obligation, Tax Allocation Series A, 4.00%, 5/1/2020	340,000	349,799
St Louis County Industrial Development Authority 5.00%, 12/1/2025	335,000	372,718

		7,838,696

NEBRASKA — 0.1%
Central Plains Energy Project Series A, 5.25%, 12/1/2021	325,000	381,154

NEVADA — 0.4%
County of Washoe, NV, Revenue Series B, VRN, 3.00%, 3/1/2036 (d)	255,000	274,742
Las Vegas, NV, Special Assessment 5.00%, 6/1/2025	495,000	531,789
North Las Vegas, NV, Wastewater Reclamation, General Obligation 4.50%, 10/1/2036 (a)	250,000	250,170
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A, 6.75%, 6/15/2028 (b)	1,000,000	1,054,220
Washoe County, NV, Revenue 5.00%, 2/1/2043	110,000	119,078

		2,229,999

NEW HAMPSHIRE — 0.1%
New Hampshire Business Finance Authority Revenue AMT, 4.00%, 4/1/2029 (b) (d)	320,000	310,400

NEW JERSEY — 4.8%
Bayonne, NJ, Redevelopment Agency Revenue Series A, AMT, 5.38%, 11/1/2035	535,000	535,326
Camden County, Improvement Authority Revenue 5.00%, 2/15/2033	200,000	231,872
Casino Reinvestment Development Authority Revenue:
5.00%, 11/1/2023	200,000	218,000
5.25%, 11/1/2044	500,000	521,720

Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, AMT, 5.00%, 12/1/2024	790,000	905,664
New Jersey Turnpike Authority Series A, 5.00%, 1/1/2034	1,000,000	1,193,570
New Jersey, Economic Development Authority Revenue:
4.25%, 6/15/2027	500,000	527,270
5.00%, 6/15/2024	750,000	843,810
5.25%, 1/1/2044	250,000	270,308
5.50%, 9/1/2021	700,000	796,649
7.10%, 11/1/2031 (e)	1,000,000	—
AMT, 5.13%, 1/1/2034	1,000,000	1,156,220
AMT, 5.25%, 9/15/2029	1,850,000	2,060,511
AMT, 5.75%, 9/15/2027	1,000,000	1,141,040
Series A, 5.00%, 7/1/2029	165,000	186,513
Series A, AMT, 5.00%, 6/15/2037	200,000	214,054
Series II, 5.00%, 3/1/2025	1,000,000	1,121,760
New Jersey, Educational Facilities Authority Revenue:
3.50%, 7/1/2031	355,000	376,598
Series D, 5.25%, 7/1/2037	170,000	174,310
New Jersey, Health Care Facilities Financing Authority Revenue 5.75%, 7/1/2037	970,000	1,028,520
New Jersey, Higher Education Student Assistance Authority Revenue:
AMT, 5.00%, 12/1/2022	480,000	532,550
Series 1B, AMT, 4.00%, 12/1/2046	250,000	254,218
New Jersey, Transportation Trust Fund Authority Revenue:
Series A, Zero Coupon, 12/15/2025	450,000	320,035
Series A, Zero Coupon, 12/15/2040	755,000	258,308
Salem County, Pollution Control Financing Authority Revenue Series A, AMT, 5.00%, 12/1/2023	250,000	285,292
Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A, 4.63%, 6/1/2026	2,000,000	2,016,220
Series 1A, 4.75%, 6/1/2034	3,605,000	3,454,095
Series 1A, 5.00%, 6/1/2029	1,345,000	1,356,016
Series 1A, 5.00%, 6/1/2041	3,590,000	3,470,740

		25,451,189

NEW MEXICO — 0.2%
Mariposa East Public Improvement District, Special Assessment:
Series A, 5.90%, 9/1/2032	35,000	36,124
Series B, 5.90%, 9/1/2032	155,000	147,086
Series C, 5.90%, 9/1/2032	220,000	196,781
Series D-CABS, Zero Coupon, 9/1/2032	190,000	26,585
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (b)	575,000	613,904

		1,020,480

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

NEW YORK — 8.5%
Brooklyn Arena Local Development Corp., Revenue 6.00%, 7/15/2030	$650,000	$754,475
Buffalo & Erie County, NY, Industrial Land Development Corp., Revenue 5.00%, 11/15/2037	1,000,000	1,131,290
Build NYC Resource Corp.:
5.00%, 7/1/2030	525,000	634,468
5.00%, 7/1/2031	250,000	300,593
5.25%, 11/1/2034	250,000	275,025
5.50%, 11/1/2044	500,000	552,090
AMT, 5.00%, 1/1/2035 (b)	265,000	302,959
Series A, 5.00%, 4/1/2033	120,000	127,943
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	750,000	808,163
Erie Tobacco Asset Securitization Corp., Revenue Series A, 5.00%, 6/1/2045	615,000	615,012
Hudson, NY, Yards Infrastructure Corp., Revenue 5.75%, 2/15/2047	500,000	589,070
Long Island, NY, Power Authority Electric Systems Revenue Series B, 5.00%, 9/1/2038	990,000	1,177,169
Metropolitan Transportation Authority Series D1, 5.25%, 11/15/2044	1,110,000	1,363,380
Nassau County Tobacco Settlement Corp. Series A-3, 5.13%, 6/1/2046	620,000	608,728
Nassau County, NY, General Obligation Series B, 5.00%, 4/1/2039	1,000,000	1,167,470
Nassau County, NY, Local Economic Assistance Corp., Revenue 5.00%, 7/1/2033	225,000	261,315
Nassau County, Tobacco Settlement Corp.:
Series A-2, 5.25%, 6/1/2026	1,000,000	1,003,550
Series A-3, 5.00%, 6/1/2035	950,000	943,663
New Rochelle, NY, Industrial Development Agency Revenue 5.25%, 7/1/2027	750,000	750,705
New York & New Jersey, Port Authority Revenue 5.50%, 12/1/2031 (a)	185,000	213,943
New York City Industrial Development Agency:
5.00%, 1/1/2023 (a)	550,000	555,049
7.00%, 3/1/2049 (a)	200,000	228,294
Series B, 5.25%, 12/1/2036	1,000,000	1,003,760
New York Counties Tobacco Trust IV:
Series A, 5.00%, 6/1/2042	20,000	19,779
Series A, 5.00%, 6/1/2045	550,000	545,903
New York Liberty Development Corp., Revenue:
5.25%, 10/1/2035	745,000	995,484
5.50%, 10/1/2037	135,000	186,532
Series 1, 5.00%, 11/15/2044 (b)	3,550,000	4,085,801
Series 2, 5.38%, 11/15/2040 (b)	2,095,000	2,490,389
New York State Dormitory Authority Revenue:
5.00%, 7/1/2035	140,000	140,043
6.25%, 12/1/2037	1,000,000	1,083,530

Series A, 4.25%, 5/1/2042	745,000	770,054
Series A, 5.50%, 1/1/2039	100,000	113,908
New York State Transportation Development Corp.:
AMT, 5.00%, 1/1/2022	105,000	123,378
AMT, 5.00%, 1/1/2023	110,000	132,095
AMT, 5.00%, 8/1/2026	1,360,000	1,506,404
AMT, 5.00%, 8/1/2031	350,000	382,186
Series A, 5.00%, 7/1/2041	4,695,000	5,335,867
New York, NY, Housing Development Corp., Mortgage Revenue 3.50%, 2/15/2048	1,250,000	1,288,662
New York, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031 (a)	1,000,000	1,007,790
5.75%, 10/1/2037 (c)	1,000,000	329,980
New York, State Dormitory Authority Revenue, Non State Supported Debt:
6.00%, 12/1/2016	155,000	156,338
Series A, 5.00%, 7/1/2026	200,000	251,798
Niagara Area Development Corp., Revenue AMT, 5.25%, 11/1/2042 (b)	500,000	509,630
Niagara Frontier Transportation Authority Revenue:
Series A, AMT, 5.00%, 4/1/2028	425,000	494,513
Series B, 5.00%, 4/1/2019	200,000	218,996
Onondaga Civic Development Corp., Revenue:
5.00%, 7/1/2027	430,000	509,576
5.00%, 7/1/2029	475,000	554,401
Series A, 4.63%, 7/1/2022	100,000	110,076
Series A, 5.13%, 7/1/2031	500,000	557,160
Suffolk Tobacco Asset Securitization Corp. Series C, 6.63%, 6/1/2044	500,000	532,710
Town of Oyster Bay NY, General Obligation:
2.25%, 3/1/2017	145,000	144,620
Series A, 5.00%, 3/15/2020	365,000	387,418
TSASC, Inc., NY, Revenue:
Series 1, 5.00%, 6/1/2026	1,335,000	1,338,084
Series 1, 5.00%, 6/1/2034	1,310,000	1,311,624
Series 1, 5.13%, 6/1/2042	1,265,000	1,254,197
Westchester County, NY, Healthcare Corp., Revenue:
Series A, 4.50%, 11/1/2026	145,000	162,470
Series A-REMK, 5.00%, 11/1/2030	135,000	153,035
Westchester County, NY, Local Development Corp., Revenue Series A, 5.00%, 6/1/2025 (b)	1,000,000	1,091,740

		45,644,285

NORTH CAROLINA — 0.5%
North Carolina Agricultural & Technical State Univerisity Series A, 4.00%, 10/1/2045	650,000	712,231
North Carolina Capital Facilities Finance Agency 5.00%, 3/1/2034	500,000	563,245
North Carolina Medical Care Commission:
5.00%, 10/1/2030	150,000	180,502
5.00%, 7/1/2045	500,000	540,850

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

North Carolina, Department of Transportation Revenue AMT, 5.00%, 6/30/2054	$575,000	$641,102

		2,637,930

NORTH DAKOTA — 0.1%
Williston Parks & Recreation District:
Series A, 4.00%, 3/1/2023	630,000	650,129
Series A, 4.00%, 3/1/2032	100,000	98,863

		748,992

OHIO — 5.3%
American Municipal Power, Inc., Revenue:
5.00%, 2/15/2038	15,000	15,756
Series B, 5.00%, 2/15/2023	900,000	1,070,145
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, 5.13%, 6/1/2024	5,050,000	4,927,487
Series A-2, 5.38%, 6/1/2024	2,415,000	2,398,506
Series A-2, 5.75%, 6/1/2034	4,375,000	4,257,837
Series A-2, 5.88%, 6/1/2047	4,160,000	4,073,930
Series A-2, 6.00%, 6/1/2042	2,230,000	2,208,458
Series A-2, 6.50%, 6/1/2047	2,770,000	2,817,976
Series A-3, 6.25%, 6/1/2037	1,000,000	1,024,140
Franklin County, OH, Health Care Facilities Revenue Series A, 5.13%, 7/1/2035	125,000	125,413
Muskingum, OH, Hospital Revenue:
5.00%, 2/15/2033	1,000,000	1,087,390
5.00%, 2/15/2044	200,000	216,288
Ohio, State Air Quality Development Authority Revenue:
AMT, 6.75%, 6/1/2024	500,000	437,070
Series B, 3.63%, 10/1/2033 (d)	250,000	221,482
Series E, 5.63%, 10/1/2019	980,000	1,077,618
Ohio, State Water Development Authority Revenue Series B, 3.63%, 10/1/2033 (d)	250,000	221,483
Port of Greater Cincinnati Development Authority Series B, 5.00%, 12/1/2046	240,000	252,494
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	325,000	363,857
Southeastern Ohio Port Authority, Hospital Facilities Revenue:
5.75%, 12/1/2032	100,000	114,229
6.00%, 12/1/2042	550,000	626,983
Toledo-Lucas County, OH, Port Authority Revenue Series A, 5.00%, 7/1/2039	750,000	822,570

		28,361,112

OKLAHOMA — 0.8%
Comanche County Hospital Authority Revenue Series A, 5.00%, 7/1/2032	440,000	469,841
Rogers County, OK, Educational Facilities Authority, Educational Facilities Lease Revenue Series A, 5.00%, 9/1/2020	375,000	428,156
Tulsa Airports Improvement Trust:
AMT, 5.00%, 6/1/2035 (d)	1,000,000	1,168,770
AMT, 5.50%, 12/1/2035	1,000,000	1,138,650

Tulsa County, OK, Industrial Authority, Senior Living Community Revenue Series A, 7.13%, 11/1/2030	1,025,000	1,132,502

		4,337,919

OREGON — 0.5%
Hospital Facilities Authority of Multnomah County Oregon Revenue:
5.00%, 12/1/2036	400,000	478,176
Series A, 5.50%, 10/1/2049	1,000,000	1,109,950
Oregon, State Facilities Authority Revenue Series A, 6.38%, 9/1/2040 (b)	750,000	813,150
Yamhill County Hospital Authority 4.00%, 11/15/2026	65,000	68,315

		2,469,591

PENNSYLVANIA — 4.7%
Allegheny County Hospital Development Authority Revenue:
5.00%, 4/1/2025	350,000	346,279
5.13%, 4/1/2035	500,000	494,405
Allegheny, PA, Industrial Development Authority Revenue 5.75%, 8/1/2042	250,000	228,398
Centre County Hospital Authority Revenue Series C, 3.75%, 11/15/2041	375,000	387,892
Chester County Industrial Development Authority Revenue:
5.00%, 10/1/2034	250,000	275,610
5.00%, 10/1/2044	215,000	233,896
City of Philadelphia PA, General Obligation:
Series A, 5.00%, 7/15/2038	100,000	115,270
Series B, 5.00%, 8/1/2033	110,000	129,106
Cumberland County Municipal Authority Revenue 5.00%, 1/1/2031	1,000,000	1,181,770
Delaware County Industrial Development Authority Revenue Series A, 6.13%, 8/15/2040	625,000	628,900
Delaware County, Authority Revenue:
4.00%, 10/1/2019	130,000	133,218
Series A, 5.00%, 12/15/2031	620,000	625,270
Delaware Valley Regional Finance Authority Revenue 5.75%, 7/1/2032	100,000	132,234
Fulton County Industrial Development Authority Revenue:
4.00%, 7/1/2028	300,000	300,948
5.00%, 7/1/2040	2,245,000	2,407,807
Lancaster County, PA, Hospital Authority 5.00%, 4/1/2027	420,000	449,984
Monroe County, PA, Industrial Development Authority Tax Allocation 6.88%, 7/1/2033 (b)	370,000	395,367
Montgomery County, PA, Industrial Development Authority Revenue:
5.00%, 11/15/2036	1,000,000	1,176,360
5.25%, 1/1/2040	205,000	212,909

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Moon Industrial Development Authority Revenue 6.00%, 7/1/2045	$1,000,000	$1,134,550
Pennsylvania Economic Development Financing Authority:
AMT, 5.00%, 12/31/2034	400,000	466,072
AMT, 5.00%, 12/31/2038	1,000,000	1,161,520
Pennsylvania, Commonwealth Financing Authority Revenue Series B, 5.00%, 6/1/2042	750,000	852,337
Pennsylvania, State Economic Development Financing Authority Revenue:
5.00%, 12/1/2037 (d)	1,000,000	1,033,900
AMT, 6.00%, 6/1/2031	515,000	515,196
Series A, 2.63%, 11/1/2021 (d)	950,000	996,882
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	169,196
5.00%, 11/1/2027	1,005,000	1,080,687
5.00%, 11/1/2042	140,000	146,798
Series A, 6.50%, 9/1/2038	165,000	184,635
Pennsylvania, Turnpike Commission Revenue Series D, 5.30%, 12/1/2041	700,000	774,956
Philadelphia, PA, Airport System Revenue:
Series A, AMT, 5.00%, 6/15/2020	295,000	334,781
Series A, AMT, 5.00%, 6/15/2022	165,000	190,055
Philadelphia, PA, Gas Works Co. Revenue 5.00%, 10/1/2037 (a)	140,000	145,739
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue Series A, 5.63%, 7/1/2042	1,210,000	1,348,860
Philadelphia, PA, School District, General Obligation:
Series D, 3.00%, 9/1/2019	110,000	112,861
Series E, 5.00%, 9/1/2020	945,000	1,042,061
Series E, 5.25%, 9/1/2023	500,000	546,455
Philadelphia, PA, State Public School Building Authority:
5.00%, 4/1/2021	1,000,000	1,105,400
5.00%, 4/1/2029	150,000	162,012
Scranton Redevelopment Authority Series A, 5.00%, 11/15/2028	195,000	207,765
Scranton, PA, General Obligation:
5.00%, 11/15/2032	380,000	411,441
Series B, 4.35%, 9/1/2020 (a)	745,000	730,130
Wilkes-Barre, PA, Finance Authority Revenue 5.00%, 11/1/2040	545,000	612,896

		25,322,808

PUERTO RICO — 9.6%
Children’s Trust Fund, Tobacco Settlement Revenue:
5.50%, 5/15/2039	455,000	458,390
5.63%, 5/15/2043	2,050,000	2,032,800
Commonwealth of Puerto Rico, General Obligation:
Zero Coupon, 7/1/2017	85,000	54,463
Series A, 5.00%, 7/1/2027 (c)	140,000	87,753

Series A, 5.00%, 7/1/2029 (c)	830,000	517,646
Series A, 5.00%, 7/1/2033 (c)	355,000	220,558
Series A, 5.25%, 7/1/2022 (c)	100,000	63,029
Series A, 5.25%, 7/1/2023 (c)	1,600,000	1,007,952
Series A, 5.25%, 7/1/2029 (c)	150,000	93,551
Series A, 5.25%, 7/1/2034 (c)	325,000	201,500
Series A, 5.50%, 7/1/2023 (c)	200,000	126,244
Series A, 5.50%, 7/1/2032 (c)	360,000	225,223
Series A, 5.50%, 7/1/2039 (c)	250,000	158,750
Series A, 8.00%, 7/1/2035 (c)	900,000	589,500
Series C, 5.75%, 7/1/2032 (c)	240,000	149,976
Series E, 5.38%, 7/1/2030 (c)	190,000	118,615
Series E, 5.63%, 7/1/2032 (c)	385,000	238,700
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 4.25%, 7/1/2025	150,000	115,203
Series A, 5.00%, 7/1/2033	1,710,000	1,291,153
Series A, 5.13%, 7/1/2037	150,000	112,878
Series A, 5.25%, 7/1/2029	2,800,000	2,135,448
Series A, 5.25%, 7/1/2042	1,045,000	783,677
Series A, 6.00%, 7/1/2038	500,000	388,715
Series A, 6.00%, 7/1/2044	240,000	185,362
Series B, 4.45%, 7/1/2018	100,000	76,506
Puerto Rico Commonwealth, General Obligation:
Zero Coupon, 7/1/2018	305,000	185,998
4.50%, 7/1/2023 (c)	1,385,000	872,508
4.50%, 7/1/2023 (a)	85,000	85,221
5.00%, 7/1/2020 (c)	150,000	94,640
Series A, 4.00%, 7/1/2021 (c)	230,000	145,040
Series A, 5.00%, 7/1/2029 (c)	1,570,000	953,775
Series A, 5.00%, 7/1/2034 (c)	1,385,000	858,700
Series A, 5.13%, 7/1/2024 (c)	1,425,000	897,251
Series A, 5.13%, 7/1/2031 (c)	175,000	108,939
Series A, 5.13%, 7/1/2037 (c)	1,110,000	688,200
Series A, 5.25%, 7/1/2025 (c)	1,545,000	973,149
Series A, 5.25%, 7/1/2025 (c)	1,610,000	1,014,091
Series A, 5.25%, 7/1/2030 (c)	100,000	62,304
Series A, 5.50%, 7/1/2019 (a)	880,000	913,000
Series A, 5.63%, 7/1/2031 (c)	245,000	153,103
Series A, 5.75%, 7/1/2041 (c)	1,225,000	759,500
Series A, 6.00%, 7/1/2040 (c)	200,000	121,626
Series B, 4.10%, 7/1/2018 (c)	650,000	405,528
Series C, 5.75%, 7/1/2036 (c)	805,000	499,100
Series C, 6.00%, 7/1/2035 (c)	150,000	93,000
Puerto Rico Convention Center District Authority Revenue 5.00%, 7/1/2020 (a)	100,000	100,277
Puerto Rico Electric Power Authority Revenue:
5.00%, 7/1/2017	100,000	70,370
5.00%, 7/1/2021	115,000	77,527
5.00%, 7/1/2042	285,000	191,537
Series A, 4.80%, 7/1/2029	270,000	180,703
Series AAA, 5.25%, 7/1/2021	100,000	67,415
Series AAA, 5.25%, 7/1/2022	170,000	114,531
Series AAA, 5.25%, 7/1/2026	110,000	74,012
Series AAA, 5.25%, 7/1/2027	595,000	400,274
Series LL, 5.50%, 7/1/2018 (a)	400,000	422,204

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series RR, 5.00%, 7/1/2022 (a)	$135,000	$135,452
Series RR, 5.00%, 7/1/2026	140,000	119,563
Series TT, 5.00%, 7/1/2020	130,000	87,731
Series TT, 5.00%, 7/1/2021	230,000	155,055
Series TT, 5.00%, 7/1/2023	435,000	292,925
Series TT, 5.00%, 7/1/2025	285,000	191,802
Series TT, 5.00%, 7/1/2032	485,000	326,104
Series TT, 5.00%, 7/1/2037	870,000	584,823
Series V V, 5.25%, 7/1/2025 (a)	175,000	187,668
Series V V, 5.25%, 7/1/2027 (a)	380,000	431,840
Series V V, 5.50%, 7/1/2020	75,000	50,613
Series WW, 5.00%, 7/1/2028	265,000	178,242
Series WW, 5.38%, 7/1/2023	250,000	168,337
Series WW, 5.50%, 7/1/2021	140,000	94,378
Series WW, 5.50%, 7/1/2038	3,105,000	2,086,933
Series XX, 5.25%, 7/1/2035	185,000	124,364
Series XX, 5.25%, 7/1/2040	780,000	524,293
Series ZZ, 4.38%, 7/1/2021	240,000	161,182
Series ZZ, 4.75%, 7/1/2027	215,000	143,945
Series ZZ, 5.25%, 7/1/2019	1,260,000	851,773
Series ZZ, 5.25%, 7/1/2024	405,000	272,618
Series ZZ, 5.25%, 7/1/2026	165,000	111,019
Puerto Rico Highways & Transportation Authority Revenue:
5.25%, 7/1/2018	275,000	155,251
5.75%, 7/1/2020	115,000	62,245
5.75%, 7/1/2021	275,000	148,044
Series A, Zero Coupon, 7/1/2017 (a)	170,000	167,079
Series A, 4.75%, 7/1/2038	60,000	15,900
Series AA, 5.00%, 7/1/2035	170,000	105,086
Series CC, 5.50%, 7/1/2030	100,000	62,178
Series G, 5.00%, 7/1/2042	640,000	169,600
Series I, 5.00%, 7/1/2026	185,000	97,652
Series L, 5.25%, 7/1/2022	140,000	75,018
Series L, 5.25%, 7/1/2038 (a)	250,000	266,432
Series L-AGC-ICC, 5.25%, 7/1/2041 (a)	125,000	149,376
Series N, 5.25%, 7/1/2030 (a)	530,000	559,738
Series N, 5.25%, 7/1/2031 (a)	640,000	676,333
Series N, 5.25%, 7/1/2039	100,000	52,065
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Series A, 6.00%, 7/1/2033	100,000	102,266
Puerto Rico Infrastructure Financing Authority Revenue:
Series B, 5.00%, 7/1/2021 (c)	1,000,000	167,000
Series B, 5.00%, 7/1/2022 (c)	125,000	20,875
Series B, 5.00%, 12/15/2022	600,000	219,300
Series B, 5.00%, 7/1/2037 (c)	500,000	83,500
Series B, 5.00%, 7/1/2046 (c)	315,000	52,605
Series C, 5.50%, 7/1/2020 (c)	140,000	71,400
Series C, 5.50%, 7/1/2023 (a)	115,000	121,748
Series C, 5.50%, 7/1/2024 (a)	340,000	361,083
Series C, 5.50%, 7/1/2026 (a)	130,000	138,880
Series C, 5.50%, 7/1/2027 (a)	340,000	364,480
Puerto Rico Public Buildings Authority Revenue:
5.75%, 7/1/2034 (d)	900,000	531,000

Series D, 5.38%, 7/1/2033	100,000	58,375
Series G, 4.75%, 7/1/2032	220,000	128,150
Series G, 5.00%, 7/1/2026	340,000	199,750
Series I, 5.25%, 7/1/2029	1,250,000	734,375
Series I, 5.25%, 7/1/2033	710,000	413,575
Series M, 6.25%, 7/1/2022	100,000	59,625
Series M, 6.25%, 7/1/2023	190,000	113,288
Series N, 5.00%, 7/1/2032	600,000	349,500
Series N, 5.00%, 7/1/2037	330,000	192,225
Series N, 5.50%, 7/1/2020	150,000	88,125
Series U, 5.25%, 7/1/2042	1,760,000	1,005,400
Puerto Rico Sales Tax Financing Corp., Revenue:
Series A, 5.38%, 8/1/2039	3,150,000	1,654,317
Series A, 5.50%, 8/1/2042	3,305,000	1,743,817
Series C, 5.00%, 8/1/2022	510,000	383,586
Series C, 5.25%, 8/1/2040	6,375,000	4,781,186
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
Zero Coupon, 8/1/2031	175,000	27,160
5.25%, 8/1/2057	485,000	364,938
Series A, 5.00%, 8/1/2040 (a)	105,000	110,716
Series A, 5.50%, 8/1/2037	150,000	79,152
Series A, 6.13%, 8/1/2029	100,000	53,755
Series A-1, 5.00%, 8/1/2043	100,000	51,012
Series B, 5.25%, 8/1/2027	40,000	20,943
Series C, 4.00%, 8/1/2027	100,000	75,002
Series C, 5.00%, 8/1/2040	2,000,000	1,500,080
Series C, 5.00%, 8/1/2046	2,265,000	1,698,682
Series C, 5.38%, 8/1/2036	390,000	204,844
Series C, 6.00%, 8/1/2031	250,000	187,507
SubSeries A-1, Zero Coupon, 8/1/2023	170,000	51,743

		51,624,737

RHODE ISLAND — 0.3%
Rhode Island, State Health & Educational Building Corp. Revenue 5.00%, 5/15/2028	250,000	301,750
Rhode Island, State Student Loan Authority, Student Loan Revenue Series A, 5.00%, 12/1/2023	235,000	269,207
Tobacco Settlement Fing Corp. R Tobgen:
Series A, 4.00%, 6/1/2017	550,000	561,033
Series A, 5.00%, 6/1/2024	375,000	441,262

		1,573,252

SOUTH CAROLINA — 0.6%
North Charleston Housing Authority Revenue Series A, AMT, 5.10%, 8/20/2041	880,000	881,065
South Carolina Jobs - Economic Development Authority: 5.25%, 11/1/2036	500,000	500,035
Series A, 5.25%, 8/1/2030	900,000	1,063,287
South Carolina Jobs — Economic Development Authority Revenue Series A, 7.00%, 11/1/2033	270,000	302,111
South Carolina Ports Authority AMT, 4.00%, 7/1/2040	650,000	692,978

		3,439,476

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

TENNESSEE — 0.4%
Chattanooga-Hamilton County Hospital Authority Revenue 5.00%, 10/1/2039	$825,000	$942,876
Johnson City Health & Educational Facilities Board Revenue 5.00%, 8/15/2042	415,000	460,804
Shelby County Health Educational & Housing Facilities Board Series A, 5.50%, 9/1/2047	400,000	423,000
Tennessee Energy Acquisition Corp., Gas Revenue 5.25%, 9/1/2026	215,000	268,797

		2,095,477

TEXAS — 5.7%
Austin, TX, Convention Center Revenue Series A, 5.00%, 1/1/2034	375,000	377,340
Celina, TX, Special Assessment 5.50%, 9/1/2032	400,000	407,112
Central Texas Regional Mobility Authority Revenue:
5.00%, 1/1/2046	1,000,000	1,164,020
5.75%, 1/1/2019	370,000	407,562
Central Texas Turnpike System Series C, 5.00%, 8/15/2037	500,000	581,075
Central Texas, Turnpike System Revenue:
Series A, Zero Coupon, 8/15/2030 (a)	315,000	210,792
Series C, 5.00%, 8/15/2034	500,000	584,940
Clifton Higher Education Finance Corp., Revenue Series A, 3.95%, 12/1/2032	115,000	116,314
Dallas County Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (b)	500,000	532,800
Dallas/Fort Worth International Airport Revenue:
Series B, AMT, 5.00%, 11/1/2022	500,000	595,855
Series H, AMT, 5.00%, 11/1/2027	125,000	145,889
Danbury Higher Education Authority, Inc.:
5.25%, 8/15/2023	200,000	222,118
6.00%, 8/15/2028	230,000	263,946
Decatur Hospital, TX, Authority Revenue Series A-REF, 5.25%, 9/1/2029	335,000	373,076
Flower Mound Town, TX, Special Assessment 6.13%, 9/1/2028	500,000	534,100
Fort Bend County Industrial Development Corp., Revenue:
Series A-REMK 10/1, 4.75%, 5/1/2038	115,000	124,064
Series B, 4.75%, 11/1/2042	385,000	414,006
Gulf Coast, TX, Industrial Development Authority Revenue AMT, 4.88%, 5/1/2025	250,000	266,543
Hale Center Education Facilities Corp. 5.00%, 3/1/2035	105,000	117,803
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Series B, 7.00%, 1/1/2043	500,000	611,625
Houston, TX, Airport System Revenue:
AMT, 4.50%, 7/1/2020	1,950,000	2,107,345

AMT, 6.50%, 7/15/2030	300,000	348,777
Series A, AMT, 5.00%, 7/1/2024	100,000	114,487
Love Field, TX, Airport Modernization Corp., Revenue Series AI, 5.25%, 11/1/2040	800,000	915,208
Lower Colorado River Authority Revenue 3.13%, 5/15/2033	290,000	295,475
Matagorda County Navigation District No. 1 Series A, 4.40%, 5/1/2030 (a)	120,000	139,300
Mesquite Health Facility Development Corp., Revenue 5.13%, 2/15/2042	1,000,000	1,102,050
Mission Economic Development Corp.
AMT, 7.75%, 1/1/2045 (b)	940,000	964,666
New Hope, Cultural Education Facilities Corp., Revenue:
4.75%, 4/1/2034	200,000	218,856
5.00%, 7/1/2047	1,000,000	1,112,990
5.50%, 1/1/2049	1,000,000	1,073,460
Series A, 5.00%, 4/1/2046	335,000	377,317
Port Freeport, TX, Revenue Series B-2, 4.95%, 5/15/2033 (d)	100,000	103,865
Red River Health Facilities Development Corp., Revenue Series A, 7.50%, 11/15/2034	1,000,000	1,183,880
Tarrant County, TX, Cultural Education Facilities Finance Corp., Revenue:
5.00%, 10/1/2044	1,000,000	1,137,540
5.63%, 11/15/2041	500,000	545,895
Series B, 4.50%, 11/15/2036	150,000	160,076
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Series D, 6.25%, 12/15/2026	350,000	438,158
Texas Private Activity Bond Surface Transportation Corp., Revenue:
7.00%, 6/30/2040	2,230,000	2,663,646
AMT, 5.00%, 12/31/2045	350,000	404,785
AMT, 5.00%, 12/31/2055	240,000	272,122
AMT, 7.00%, 12/31/2038	1,000,000	1,257,130
Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue:
5.00%, 12/15/2022	1,175,000	1,388,838
5.00%, 12/15/2030	325,000	370,441
5.00%, 12/15/2031	470,000	533,981
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 11/1/2040	1,000,000	1,241,880
Tyler Health Facilities Development Corp. 5.38%, 11/1/2037	550,000	561,291
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	407,814
6.25%, 9/1/2040	370,000	381,707
6.38%, 9/1/2045	505,000	521,776
Wood County Central Hospital District 6.00%, 11/1/2041	175,000	193,669

		30,589,405

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

U. S. VIRGIN ISLANDS — 1.2%
Virgin Islands Public Finance Authority, Revenue:
4.50%, 10/1/2024	$100,000	$98,790
Series A, 5.00%, 10/1/2029	1,405,000	1,396,767
Series A, 5.00%, 10/1/2032 (b)	155,000	153,669
Series B, 5.25%, 10/1/2029	100,000	99,312
Series B, 6.63%, 10/1/2029	250,000	258,650
Series C, 5.00%, 10/1/2030	1,000,000	994,130
Virgin Islands Water & Power Authority, Revenue:
Series A, 4.00%, 7/1/2021	1,615,000	1,530,826
Series A, 5.00%, 7/1/2031	1,980,000	1,892,048

		6,424,192

UTAH — 0.5%
Salt Lake, UT, Huntsman Cancer Foundation Series A-1, 5.00%, 12/1/2033 (d)	1,000,000	1,052,440
Spanish Fork City, UT, American Leadership Academy, Revenue 5.55%, 11/15/2021 (b)	700,000	704,074
Utah, State Charter School Finance Authority Revenue:
Series A, 5.80%, 6/15/2038	1,000,000	1,024,430
Series A, 7.00%, 7/15/2045	110,000	122,930

		2,903,874

VIRGINIA — 1.6%
Amherst Industrial Development Authority Revenue 5.00%, 9/1/2026	140,000	134,904
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (b)	335,000	363,003
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	55,837
Fairfax County Economic Development Authority Series A, 5.00%, 10/1/2036	2,000,000	2,347,100
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (b)	1,000,000	1,064,230
Norfolk Redevelopment & Housing Authority Revenue 5.38%, 1/1/2035	250,000	271,290
Tobacco Settlement Financing Corp., VA, Revenue Series B1, 5.00%, 6/1/2047	1,600,000	1,559,232
Virginia College Building Authority, Revenue Series A, 5.00%, 7/1/2030 (b)	875,000	984,410
Virginia, Small Business Financing Authority Revenue:
AMT, 5.00%, 7/1/2034	500,000	551,565
AMT, 5.50%, 1/1/2042	1,250,000	1,441,037

		8,772,608

WASHINGTON — 0.7%
Everett Public Facilities District Revenue Series A, 5.00%, 12/1/2023	140,000	145,571

Pend Oreille County Public Utility District No. 1 Box Canyon 5.25%, 1/1/2041	445,000	487,951
Port of Seattle, WA, Industrial Development Corp. AMT, 5.00%, 4/1/2030	700,000	756,581
Tacoma Consolidated Local Improvement Districts 5.75%, 4/1/2043	355,000	355,685
Washington, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	480,000	501,255
6.38%, 10/1/2033	295,000	324,317
Washington, State Housing Finance Commission Revenue:
Series A, 7.00%, 7/1/2045 (b)	345,000	372,448
Series B, 2.80%, 7/1/2021 (b)	815,000	812,465

		3,756,273

WISCONSIN — 1.5%
Platteville Redevelopment Authority, Revenue 5.00%, 7/1/2042	335,000	360,778
Public Finance Authority:
5.00%, 9/1/2030 (b)	800,000	873,104
5.25%, 3/1/2035 (b)	750,000	804,788
5.88%, 4/1/2045	530,000	567,487
AMT, 4.00%, 8/1/2035	140,000	143,256
AMT, 5.25%, 4/1/2030	775,000	863,133
Series A, 5.13%, 10/1/2045	415,000	431,276
Series A, 6.20%, 10/1/2042	325,000	357,006
Series A, 7.00%, 5/1/2040	630,000	553,959
Series A ACCD, 8.63%, 6/1/2047 (b)	1,000,000	1,192,160
Wisconsin Health & Educational Facilities Authority Revenue:
3.50%, 7/1/2040	615,000	600,406
5.00%, 6/1/2022	750,000	888,420
5.50%, 5/1/2034	350,000	381,658

		8,017,431

TOTAL MUNICIPAL BONDS & NOTES (Cost $504,653,327)		527,417,631

	Shares
SHORT-TERM INVESTMENT — 0.2%
Dreyfus Tax Exempt Cash Management Fund 0.61% (f) (Cost $872,691)	872,691	872,691

TOTAL INVESTMENTS — 98.5% (Cost $505,526,018)		528,290,322
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		8,054,177

NET ASSETS — 100.0%		$536,344,499

(a)	Bond is insured by the following:

% of Net Assets
Ambac Financial Group	1.64%
National Public Finance Guarantee Corp.	0.51%
Assured Guaranty Municipal Corp.	0.48%
Assured Guaranty Corp.	0.40%

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 7.4% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is currently in default and/or issuer is in bankruptcy
(d)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2016.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(f)	The rate shown is the annualized seven-day yield at September 30, 2016.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$8,255,442	$—		$8,255,442
Alaska	—	1,370,727	—		1,370,727
Arizona	—	7,736,332	—		7,736,332
Arkansas	—	1,818,894	—		1,818,894
California.	—	79,097,054	—		79,097,054
Colorado	—	13,542,585	—		13,542,585
Connecticut	—	2,980,724	—		2,980,724
Delaware	—	796,032	—		796,032
District of Columbia	—	2,833,746	—		2,833,746
Florida	—	26,892,045	0	(a)	26,892,045
Georgia	—	611,225	—		611,225
Guam	—	4,495,756	—		4,495,756
Hawaii	—	972,069	—		972,069
Idaho	—	610,680	—		610,680
Illinois	—	40,447,442	—		40,447,442
Indiana	—	7,682,459	—		7,682,459
Iowa	—	7,094,703	—		7,094,703
Kansas	—	3,744,407	—		3,744,407
Kentucky	—	6,341,424	—		6,341,424
Louisiana	—	9,716,227	—		9,716,227
Maine	—	3,185,705	—		3,185,705
Maryland	—	5,111,610	—		5,111,610
Massachusetts	—	5,180,408	—		5,180,408
Michigan	—	11,739,738	—		11,739,738
Minnesota	—	6,547,193	—		6,547,193
Mississippi	—	2,661,724	—		2,661,724
Missouri	—	7,838,696	—		7,838,696
Nebraska	—	381,154	—		381,154
Nevada	—	2,229,999	—		2,229,999
New Hampshire	—	310,400	—		310,400
New Jersey.	—	25,451,189	0	(a)	25,451,189
New Mexico.	—	1,020,480	—		1,020,480
New York	—	45,644,285	—		45,644,285
North Carolina	—	2,637,930	—		2,637,930
North Dakota	—	748,992	—		748,992
Ohio	—	28,361,112	—		28,361,112
Oklahoma	—	4,337,919	—		4,337,919
Oregon	—	2,469,591	—		2,469,591
Pennsylvania	—	25,322,808	—		25,322,808
Puerto Rico	—	51,624,737	—		51,624,737
Rhode Island	—	1,573,252	—		1,573,252
South Carolina	—	3,439,476	—		3,439,476
Tennessee	—	2,095,477	—		2,095,477

See accompanying Notes to Schedule of Investments

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Texas	$—	$30,589,405	$—	$30,589,405
U. S. Virgin Islands	—	6,424,192	—	6,424,192
Utah	—	2,903,874	—	2,903,874
Virginia	—	8,772,608	—	8,772,608
Washington	—	3,756,273	—	3,756,273
Wisconsin	—	8,017,431	—	8,017,431
Short-Term Investment	872,691	—	—	872,691

TOTAL INVESTMENTS	$872,691	$527,417,631	$0	$528,290,322

(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2016.

See accompanying Notes to Schedule of Investments

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS — 95.9%
AUSTRALIA — 4.6%
Australia Government Bond:
1.00%, 11/21/2018	AUD	3,527,530	$2,726,149
1.25%, 2/21/2022	AUD	5,036,625	4,044,210
1.25%, 8/21/2040	AUD	1,526,550	1,319,727
2.00%, 8/21/2035	AUD	3,075,740	2,905,240
2.50%, 9/20/2030	AUD	3,432,600	3,337,396
3.00%, 9/20/2025	AUD	6,967,620	6,580,848
4.00%, 8/20/2020	AUD	7,858,320	6,865,949

			27,779,519

BRAZIL — 8.1%
Brazil Notas do Tesouro Nacional Serie B:
6.00%, 8/15/2018	BRL	9,118,540	2,805,325
6.00%, 5/15/2019	BRL	9,397,530	2,901,217
6.00%, 5/15/2021	BRL	20,340,475	6,264,310
6.00%, 8/15/2022	BRL	13,039,072	4,019,123
6.00%, 5/15/2023	BRL	6,813,209	2,106,433
6.00%, 8/15/2024	BRL	10,131,712	3,146,595
6.00%, 8/15/2030	BRL	25,371,357	7,993,715
6.00%, 5/15/2035	BRL	9,691,201	3,060,178
6.00%, 8/15/2040	BRL	5,286,110	1,680,792
6.00%, 5/15/2045	BRL	19,825,150	6,287,059
6.00%, 8/15/2050	BRL	19,091,527	6,117,932
6.00%, 5/15/2055	BRL	10,249,181	3,290,822

			49,673,501

CANADA — 4.6%
Canadian Government Real Return Bond:
1.25%, 12/1/2047	CAD	3,032,095	3,034,379
1.50%, 12/1/2044	CAD	4,265,296	4,394,658
2.00%, 12/1/2041	CAD	3,830,627	4,205,573
3.00%, 12/1/2036	CAD	3,423,181	4,081,275
4.00%, 12/1/2031	CAD	3,618,266	4,392,632
4.25%, 12/1/2021	CAD	4,034,218	3,810,444
4.25%, 12/1/2026	CAD	3,772,143	4,150,730

			28,069,691

CHILE — 4.4%
Bonos de la Tesoreria de la Republica:
1.50%, 3/1/2021	CLP	1,232,542,100	1,919,091
1.50%, 3/1/2026	CLP	996,523,400	1,555,413
2.00%, 3/1/2035	CLP	1,311,215,000	2,159,675
3.00%, 1/1/2020	CLP	655,607,500	1,065,169
3.00%, 1/1/2024	CLP	655,607,500	1,118,588
3.00%, 3/1/2028	CLP	694,943,950	1,245,459
3.00%, 1/1/2030	CLP	2,989,570,199	5,473,957
3.00%, 1/1/2044	CLP	2,504,420,650	4,953,345
Bonos del Banco Central de Chile en UF:
3.00%, 1/1/2018	CLP	1,180,093,500	1,842,567
3.00%, 8/1/2018	CLP	135,680,070	214,345
3.00%, 2/1/2021	CLP	1,206,317,800	1,996,589
3.00%, 3/1/2022	CLP	131,121,500	220,940
3.00%, 3/1/2023	CLP	314,691,600	536,837
3.00%, 2/1/2041	CLP	1,311,215,000	2,564,070

			26,866,045

FRANCE — 8.1%
France Government Bond OAT:
0.10%, 3/1/2021	EUR	944,235	1,130,453
0.10%, 7/25/2021	EUR	2,015,154	2,419,623
0.10%, 3/1/2025	EUR	1,204,246	1,483,764
0.25%, 7/25/2018	EUR	2,493,246	2,900,546
0.25%, 7/25/2024	EUR	2,714,409	3,394,052
0.70%, 7/25/2030 (a)	EUR	701,408	957,090
1.10%, 7/25/2022	EUR	3,955,185	5,085,892
1.30%, 7/25/2019	EUR	2,245,287	2,713,779
1.80%, 7/25/2040	EUR	2,688,483	4,767,879
1.85%, 7/25/2027	EUR	2,776,228	4,106,389
2.10%, 7/25/2023	EUR	3,083,944	4,277,620
2.25%, 7/25/2020	EUR	4,388,423	5,651,219
3.15%, 7/25/2032	EUR	3,513,461	6,519,859
3.40%, 7/25/2029	EUR	2,329,975	4,162,107

			49,570,272

GERMANY — 4.6%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond Series I/L, 0.75%, 4/15/2018	EUR	4,564,665	5,268,030
Deutsche Bundesrepublik Inflation Linked Bond:
0.10%, 4/15/2023	EUR	5,331,610	6,570,966
0.10%, 4/15/2026	EUR	2,335,405	2,956,504
0.10%, 4/15/2046	EUR	1,470,590	2,143,342
0.50%, 4/15/2030	EUR	2,649,439	3,641,001
1.75%, 4/15/2020	EUR	6,062,311	7,573,945

			28,153,788

ISRAEL — 4.6%
Israel Government Bond - CPI Linked:
0.10%, 10/30/2020	ILS	6,600,000	1,773,087
0.75%, 10/31/2025	ILS	2,191,165	603,720
1.00%, 5/31/2045	ILS	2,500,000	635,967
1.75%, 9/29/2023	ILS	7,001,169	2,064,278
2.75%, 9/30/2022	ILS	2,465,921	760,328
2.75%, 8/30/2041	ILS	8,916,077	3,231,984
3.00%, 10/31/2019	ILS	3,347,749	977,822
3.50%, 4/30/2018	ILS	8,386,949	2,345,906
4.00%, 5/30/2036	ILS	9,432,280	3,906,645
Israel Government Bond — Galil:
4.00%, 7/30/2021	ILS	24,066,131	7,643,506
4.00%, 7/31/2024	ILS	12,247,429	4,196,974

			28,140,217

ITALY — 6.4%
Italy Buoni Poliennali Del Tesoro:
0.10%, 5/15/2022 (a)	EUR	1,007,070	1,150,404
0.40%, 4/11/2024	EUR	270,826	308,036
1.25%, 9/15/2032 (a)	EUR	997,878	1,227,701
1.70%, 9/15/2018	EUR	5,049,050	5,949,261
2.10%, 9/15/2021	EUR	5,194,614	6,565,253
2.35%, 9/15/2019	EUR	3,328,622	4,078,202
2.35%, 9/15/2024 (a)	EUR	2,860,999	3,773,109
2.35%, 9/15/2035	EUR	2,985,440	4,361,072

See accompanying Notes to Schedule of Investments

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

2.55%, 9/15/2041	EUR	1,682,288	$2,554,536
2.60%, 9/15/2023	EUR	4,219,556	5,649,332
3.10%, 9/15/2026	EUR	2,171,754	3,092,796

			38,709,702

JAPAN — 4.6%
Japanese Government CPI Linked Bond:
0.10%, 9/10/2023	JPY	300,468,000	3,102,151
0.10%, 3/10/2024	JPY	413,194,600	4,268,025
0.10%, 9/10/2024	JPY	548,245,000	5,703,610
0.10%, 3/10/2025	JPY	968,087,000	10,085,733
0.10%, 3/10/2026	JPY	363,456,050	3,797,329
1.40%, 6/10/2018	JPY	102,511,400	1,068,492

			28,025,340

MEXICO — 4.8%
Mexican Udibonos:
2.00%, 6/9/2022	MXN	59,075,376	2,953,235
2.50%, 12/10/2020	MXN	42,001,883	2,170,465
3.50%, 12/14/2017	MXN	40,638,186	2,147,412
4.00%, 6/13/2019	MXN	59,729,951	3,222,056
4.00%, 11/15/2040	MXN	102,203,415	5,975,310
4.00%, 11/8/2046	MXN	64,093,783	3,797,474
4.50%, 12/4/2025	MXN	77,130,731	4,569,299
4.50%, 11/22/2035	MXN	76,176,142	4,687,036

			29,522,287

NEW ZEALAND — 2.8%
New Zealand Government Bond:
2.00%, 9/20/2025	NZD	8,142,000	6,427,680
2.50%, 9/20/2035	NZD	8,458,240	6,961,564
3.00%, 9/20/2030	NZD	4,000,000	3,430,976

			16,820,220

SOUTH AFRICA — 4.0%
South Africa Government Bond — CPI Linked:
1.88%, 2/28/2033	ZAR	8,546,854	619,259
2.00%, 1/31/2025	ZAR	18,808,077	1,377,127
2.25%, 1/31/2038	ZAR	24,831,738	1,919,405
2.50%, 3/31/2046	ZAR	26,862,315	2,179,581
2.50%, 12/31/2050	ZAR	40,317,888	3,301,794
2.60%, 3/31/2028	ZAR	9,528,888	739,147
2.75%, 1/31/2022	ZAR	33,804,606	2,570,057
3.45%, 12/7/2033	ZAR	59,997,979	5,321,803
5.50%, 12/7/2023	ZAR	69,429,190	6,283,213

			24,311,386

SOUTH KOREA — 1.4%
Inflation Linked Korea Treasury Bond:
1.00%, 6/10/2026	KRW	1,003,010,000	922,114
1.13%, 6/10/2023	KRW	1,132,338,509	1,047,504
1.50%, 6/10/2021	KRW	3,606,280,965	3,380,249
1.75%, 6/10/2025	KRW	1,803,123,424	1,758,279
2.75%, 6/10/2020	KRW	1,354,104,108	1,318,675

			8,426,821

SPAIN — 4.2%
Spain Government Inflation Linked Bond:
0.55%, 11/30/2019 (a)	EUR	7,600,760	8,894,423
1.00%, 11/30/2030 (a)	EUR	4,388,340	5,391,243
1.80%, 11/30/2024 (a)	EUR	8,600,860	11,205,675

			25,491,341

SWEDEN — 2.2%
Sweden Inflation Linked Bond:
0.13%, 6/1/2019	SEK	13,315,850	1,641,582
0.13%, 6/1/2026	SEK	14,435,535	1,946,664
0.25%, 6/1/2022	SEK	8,250,486	1,079,910
1.00%, 6/1/2025	SEK	817,847	117,729
3.50%, 12/1/2028	SEK	13,352,408	2,501,987
4.00%, 12/1/2020	SEK	40,834,215	5,983,037

			13,270,909

TURKEY — 4.5%
Turkey Government Bond:
1.00%, 5/3/2023	TRY	6,477,510	1,957,910
2.00%, 10/26/2022	TRY	9,982,711	3,225,992
2.00%, 9/18/2024	TRY	8,131,449	2,597,121
2.00%, 4/16/2025	TRY	7,450,547	2,373,439
2.40%, 5/8/2024	TRY	2,032,659	668,996
2.70%, 1/14/2026	TRY	1,019,743	343,131
2.80%, 11/8/2023	TRY	7,147,606	2,420,091
3.00%, 1/6/2021	TRY	7,744,085	2,640,375
3.00%, 7/21/2021	TRY	4,815,688	1,646,100
3.00%, 2/23/2022	TRY	11,379,293	3,892,327
3.00%, 8/2/2023	TRY	2,750,835	942,308
3.50%, 2/20/2019	TRY	6,170,265	2,118,992
4.00%, 4/1/2020	TRY	7,942,032	2,787,532

			27,614,314

UNITED KINGDOM — 22.0%
United Kingdom Gilt Inflation Linked:
0.13%, 11/22/2019	GBP	1,607,930	2,276,571
0.13%, 3/22/2024	GBP	3,137,841	4,841,230
0.13%, 3/22/2026	GBP	407,976	649,739
0.13%, 3/22/2029	GBP	2,440,636	4,090,493
0.13%, 3/22/2044	GBP	2,607,576	5,619,405
0.13%, 3/22/2046	GBP	1,532,580	3,411,058
0.13%, 3/22/2058	GBP	1,662,352	4,610,674
0.13%, 11/22/2065	GBP	303,405	967,176
0.13%, 3/22/2068	GBP	2,109,805	7,085,086
0.25%, 3/22/2052	GBP	2,829,216	7,234,654
0.38%, 3/22/2062	GBP	2,317,505	7,454,042
0.50%, 3/22/2050	GBP	2,838,775	7,423,433
0.63%, 3/22/2040	GBP	2,554,566	5,698,054
0.63%, 11/22/2042	GBP	2,665,336	6,254,806
0.75%, 3/22/2034	GBP	3,011,248	6,011,144
0.75%, 11/22/2047	GBP	2,281,896	6,036,504
1.13%, 11/22/2037	GBP	1,627,939	3,731,671
1.25%, 11/22/2017	GBP	1,631,533	2,208,058
1.25%, 11/22/2027	GBP	2,850,137	5,202,095
1.25%, 11/22/2032	GBP	2,850,481	5,925,385
1.25%, 11/22/2055	GBP	3,083,400	10,746,234
1.88%, 11/22/2022	GBP	3,675,666	6,110,088
2.00%, 1/26/2035	GBP	3,283,800	7,895,709
2.50%, 4/16/2020	GBP	3,133,822	4,833,324

See accompanying Notes to Schedule of Investments

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

2.50%, 7/17/2024	GBP	872,164	$1,581,692
4.13%, 7/22/2030	GBP	2,580,259	6,608,826

			134,507,151

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $552,940,324)			584,952,504

		Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $671,283)		671,283	671,283

TOTAL INVESTMENTS — 96.0% (Cost $553,611,607)			585,623,787
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.0%			24,659,140

NET ASSETS — 100.0%			$610,282,927

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 5.3% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

At September 30, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	USD 17,665,397	COP 51,000,000,000	10/14/2016	$—

$—

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

COP — Colombian Peso

EUR — Euro

GBP — British Pound

ILS — Israeli New Shekel

JPY — JapaneseYen

KRW — South KoreanWon

MXN — Mexican Peso

NZD — New Zealand Dollar

SEK — Swedish Krona

TRY — Turkish New Lira

ZAR — South African Rand

See accompanying Notes to Schedule of Investments

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$27,779,519	$—	$27,779,519
Brazil	—	49,673,501	—	49,673,501
Canada	—	28,069,691	—	28,069,691
Chile	—	26,866,045	—	26,866,045
France	—	49,570,272	—	49,570,272
Germany	—	28,153,788	—	28,153,788
Israel	—	28,140,217	—	28,140,217
Italy.	—	38,709,702	—	38,709,702
Japan	—	28,025,340	—	28,025,340
Mexico	—	29,522,287	—	29,522,287
New Zealand	—	16,820,220	—	16,820,220
South Africa	—	24,311,386	—	24,311,386
South Korea	—	8,426,821	—	8,426,821
Spain	—	25,491,341	—	25,491,341
Sweden	—	13,270,909	—	13,270,909
Turkey	—	27,614,314	—	27,614,314
United Kingdom	—	134,507,151	—	134,507,151
Short-Term Investment	671,283	—	—	671,283

TOTAL INVESTMENTS	$671,283	$584,952,504	$—	$585,623,787

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	172,858	$172,858	26,296,646	25,798,221	671,283	$671,283	$824	$—

TOTAL		$172,858				$671,283	$824	$—

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.5%
AUSTRALIA — 3.7%
Australia Government Bond:
3.25%, 10/21/2018	AUD	2,320,000	$1,835,948
5.25%, 3/15/2019	AUD	3,135,000	2,613,049
5.50%, 1/21/2018	AUD	2,950,000	2,371,252

			6,820,249

AUSTRIA — 4.1%
Austria Government Bond:
1.15%, 10/19/2018 (a)	EUR	840,000	978,720
1.95%, 6/18/2019 (a)	EUR	1,100,000	1,321,847
4.35%, 3/15/2019 (a)	EUR	2,600,000	3,278,350
4.65%, 1/15/2018 (a)	EUR	1,685,000	2,022,300

			7,601,217

BELGIUM — 4.0%
Belgium Government Bond:
1.25%, 6/22/2018	EUR	1,400,000	1,624,964
3.00%, 9/28/2019	EUR	1,100,000	1,369,957
4.00%, 3/28/2018 (a)	EUR	1,600,000	1,922,479
4.00%, 3/28/2019	EUR	1,900,000	2,383,136

			7,300,536

CANADA — 4.8%
Canadian Government Bond:
0.25%, 11/1/2017	CAD	1,695,000	1,285,853
0.25%, 5/1/2018	CAD	1,150,000	871,401
0.50%, 8/1/2018	CAD	520,000	395,485
0.50%, 11/1/2018	CAD	700,000	532,501
1.25%, 2/1/2018	CAD	1,475,000	1,133,154
1.25%, 3/1/2018	CAD	850,000	653,425
1.25%, 9/1/2018	CAD	550,000	424,499
1.75%, 3/1/2019	CAD	800,000	627,004
1.75%, 9/1/2019	CAD	1,200,000	945,866
3.75%, 6/1/2019	CAD	1,300,000	1,074,185
4.25%, 6/1/2018	CAD	1,050,000	848,221

			8,791,594

CHILE — 0.1%
Bonos del Banco Central de Chileen Pesos:
6.00%, 3/1/2018	CLP	25,000,000	39,200
6.00%, 6/1/2018	CLP	40,000,000	63,074

			102,274

CZECH REPUBLIC — 1.1%
Czech Republic Government Bond:
Zero Coupon, 11/9/2017	CZK	8,800,000	369,098
Zero Coupon, 1/22/2018	CZK	6,150,000	258,318
Zero Coupon, 7/17/2019	CZK	3,200,000	134,610
0.85%, 3/17/2018	CZK	6,470,000	274,862
4.60%, 8/18/2018	CZK	10,000,000	456,149
5.00%, 4/11/2019	CZK	11,400,000	539,150

			2,032,187

DENMARK — 1.2%
Denmark Government Bond:
0.25%, 11/15/2018	DKK	6,585,000	1,010,198
4.00%, 11/15/2017	DKK	7,100,000	1,126,881

			2,137,079

FINLAND — 1.4%
Finland Government Bond:
1.13%, 9/15/2018 (a)	EUR	700,000	814,122
4.38%, 7/4/2019 (a)	EUR	1,440,000	1,842,798

			2,656,920

FRANCE — 5.4%
France Government Bond OAT:
Zero Coupon, 2/25/2018	EUR	700,000	793,603
Zero Coupon, 2/25/2019	EUR	600,000	684,246
1.00%, 5/25/2018	EUR	1,200,000	1,385,022
1.00%, 11/25/2018	EUR	700,000	814,508
1.00%, 5/25/2019	EUR	830,000	972,857
4.00%, 4/25/2018	EUR	1,100,000	1,326,040
4.25%, 10/25/2017	EUR	1,170,000	1,383,376
4.25%, 10/25/2018	EUR	1,000,000	1,237,603
4.25%, 4/25/2019	EUR	1,120,000	1,416,834

			10,014,089

GERMANY — 5.7%
Federal Republic of Germany:
Zero Coupon, 12/15/2017	EUR	400,000	453,287
Zero Coupon, 3/16/2018	EUR	425,000	482,312
Zero Coupon, 6/15/2018	EUR	350,000	397,934
Zero Coupon, 9/14/2018	EUR	1,150,000	1,309,957
0.25%, 4/13/2018	EUR	550,000	626,946
0.50%, 10/13/2017	EUR	800,000	910,026
0.50%, 2/23/2018	EUR	600,000	685,437
0.50%, 4/12/2019	EUR	700,000	810,727
1.00%, 10/12/2018	EUR	550,000	639,475
1.00%, 2/22/2019	EUR	600,000	701,975
3.50%, 7/4/2019	EUR	765,000	960,267
3.75%, 1/4/2019	EUR	750,000	928,202
4.00%, 1/4/2018	EUR	700,000	833,325
4.25%, 7/4/2018	EUR	650,000	794,275

			10,534,145

HONG KONG — 0.3%
Hong Kong Government Bond:
0.27%, 12/18/2017	HKD	200,000	25,734
0.61%, 2/5/2018	HKD	1,000,000	129,170
0.83%, 11/6/2017	HKD	800,000	103,553
1.47%, 2/20/2019	HKD	1,950,000	256,976

			515,433

IRELAND — 2.2%
Ireland Government Bond:
4.40%, 6/18/2019	EUR	1,250,000	1,589,593
4.50%, 10/18/2018	EUR	890,000	1,101,400
5.50%, 10/18/2017	EUR	1,085,000	1,294,677

			3,985,670

ISRAEL — 1.5%
Israel Government Bond:
0.50%, 10/31/2018	ILS	2,030,000	543,333
1.25%, 10/31/2017	ILS	1,145,000	308,821
2.25%, 5/31/2019	ILS	1,950,000	545,016
4.00%, 1/31/2018	ILS	2,150,000	602,202
6.00%, 2/28/2019	ILS	2,400,000	726,524

			2,725,896

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

ITALY — 5.8%
Italy Buoni Poliennali Del Tesoro
3.50%, 6/1/2018	EUR	600,000	$714,406
Italy Certificati di Credito del Tesoro Zero Coupon, 3/28/2018	EUR	125,000	140,707
Republic of Italy:
0.10%, 4/15/2019	EUR	600,000	676,037
0.25%, 5/15/2018	EUR	500,000	565,159
0.30%, 10/15/2018	EUR	650,000	735,876
0.75%, 1/15/2018	EUR	500,000	568,289
1.50%, 8/1/2019	EUR	600,000	702,806
2.50%, 5/1/2019	EUR	620,000	741,557
3.50%, 11/1/2017	EUR	600,000	701,150
3.50%, 12/1/2018	EUR	800,000	968,451
4.25%, 2/1/2019	EUR	900,000	1,112,259
4.50%, 2/1/2018	EUR	750,000	894,739
4.50%, 8/1/2018	EUR	800,000	974,200
4.50%, 3/1/2019	EUR	970,000	1,209,254

			10,704,890

JAPAN — 23.7%
Government of Japan 2 Year Bond:
0.10%, 10/15/2017	JPY	100,000,000	991,725
0.10%, 11/15/2017	JPY	100,000,000	992,051
0.10%, 12/15/2017	JPY	150,000,000	1,488,624
0.10%, 1/15/2018	JPY	115,000,000	1,141,710
0.10%, 2/15/2018	JPY	100,000,000	993,097
0.10%, 3/15/2018	JPY	100,000,000	993,324
0.10%, 4/15/2018	JPY	135,000,000	1,341,441
0.10%, 5/15/2018	JPY	120,000,000	1,192,677
0.10%, 8/15/2018	JPY	50,000,000	497,408
Government of Japan 5 Year Bond:
0.10%, 12/20/2017	JPY	100,000,000	992,367
0.10%, 3/20/2018	JPY	100,000,000	993,394
0.10%, 6/20/2019	JPY	100,000,000	997,778
0.10%, 9/20/2019	JPY	70,000,000	699,053
0.20%, 12/20/2017	JPY	150,000,000	1,490,357
0.20%, 9/20/2018	JPY	150,000,000	1,495,749
0.20%, 12/20/2018	JPY	200,000,000	1,996,228
0.20%, 3/20/2019	JPY	200,000,000	1,998,617
0.20%, 6/20/2019	JPY	150,000,000	1,500,667
0.20%, 9/20/2019	JPY	120,000,000	1,201,920
0.30%, 3/20/2018	JPY	100,000,000	996,287
0.30%, 6/20/2018	JPY	200,000,000	1,995,240
0.30%, 9/20/2018	JPY	100,000,000	999,121
0.40%, 3/20/2018	JPY	100,000,000	997,729
0.40%, 6/20/2018	JPY	100,000,000	999,319
Government of Japan 10 Year Bond:
1.30%, 12/20/2018	JPY	200,000,000	2,044,576
1.30%, 3/20/2019	JPY	150,000,000	1,539,090
1.30%, 9/20/2019	JPY	70,000,000	723,655
1.40%, 3/20/2018	JPY	100,000,000	1,012,245
1.40%, 12/20/2018	JPY	150,000,000	1,536,720
1.40%, 6/20/2019	JPY	25,000,000	258,157
1.40%, 9/20/2019	JPY	100,000,000	1,036,735
1.50%, 12/20/2017	JPY	150,000,000	1,513,761
1.50%, 6/20/2018	JPY	100,000,000	1,017,982
1.50%, 9/20/2018	JPY	150,000,000	1,533,743
1.50%, 3/20/2019	JPY	100,000,000	1,030,948
1.50%, 6/20/2019	JPY	100,000,000	1,035,323

Government of Japan 20 Year Bond 2.90%, 9/20/2019	JPY	30,000,000	324,382

			43,593,200

LATVIA — 0.0% (b)
Latvia Government International Bond 5.50%, 3/5/2018	EUR	75,000	91,110

LITHUANIA — 0.1%
Lithuania Government International Bond 4.85%, 2/7/2018	EUR	200,000	239,785

MALAYSIA — 2.1%
Malaysia Government Bond:
3.31%, 10/31/2017	MYR	2,000,000	487,636
3.58%, 9/28/2018	MYR	2,300,000	565,937
3.76%, 3/15/2019	MYR	2,700,000	666,346
5.73%, 7/30/2019	MYR	700,000	181,670
Malaysia Government Investment Issue:
3.51%, 5/15/2018	MYR	2,250,000	550,954
3.56%, 4/30/2019	MYR	1,000,000	245,910
3.68%, 11/23/2017	MYR	1,800,000	440,648
3.87%, 8/30/2018	MYR	1,150,000	283,276
3.91%, 8/13/2019	MYR	800,000	198,065
4.30%, 10/31/2018	MYR	1,000,000	248,449

			3,868,891

MEXICO — 2.4%
Mexican Bonos:
4.75%, 6/14/2018	MXN	29,000,000	1,484,971
7.75%, 12/14/2017	MXN	17,600,000	938,324
8.50%, 12/13/2018	MXN	37,700,000	2,066,274

			4,489,569

NETHERLANDS — 4.7%
Kingdom of Netherlands:
Zero Coupon, 4/15/2018 (a)	EUR	1,450,000	1,645,693
1.25%, 1/15/2018 (a)	EUR	1,530,000	1,761,926
1.25%, 1/15/2019 (a)	EUR	1,600,000	1,876,338
4.00%, 7/15/2018 (a)	EUR	1,375,000	1,674,414
4.00%, 7/15/2019 (a)	EUR	1,275,000	1,619,909

			8,578,280

NEW ZEALAND — 1.3%
New Zealand Government Bond:
5.00%, 3/15/2019	NZD	1,650,000	1,288,013
6.00%, 12/15/2017	NZD	1,465,000	1,116,883

			2,404,896

NORWAY — 0.7%
Norway Government Bond
4.50%, 5/22/2019 (a)	NOK	9,820,000	1,348,958

POLAND — 2.1%
Poland Government Bond:
Zero Coupon, 10/25/2018	PLN	2,300,000	579,665
2.50%, 7/25/2018	PLN	3,350,000	887,183
3.25%, 7/25/2019	PLN	3,000,000	813,069
3.75%, 4/25/2018	PLN	2,970,000	800,360
5.25%, 10/25/2017	PLN	3,200,000	868,026

			3,948,303

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

SINGAPORE — 1.3%
Singapore Government Bond:
0.50%, 4/1/2018	SGD	925,000	$674,509
1.38%, 10/1/2017	SGD	570,000	420,274
2.50%, 6/1/2019	SGD	750,000	571,198
4.00%, 9/1/2018	SGD	855,000	663,538

			2,329,519

SLOVAKIA — 0.4%
Slovakia Government Bond
1.50%, 11/28/2018	EUR	590,000	688,650

SLOVENIA — 0.3%
Slovenia Government Bond:
1.75%, 10/9/2017	EUR	100,000	114,618
4.00%, 3/22/2018	EUR	200,000	239,176
4.38%, 2/6/2019	EUR	150,000	187,424

			541,218

SOUTH AFRICA — 0.3%
South Africa Government Bond
8.00%, 12/21/2018	ZAR	6,450,000	471,750

SOUTH KOREA — 4.9%
Korea Monetary Stabilization Bond Series 1710, 1.56%, 10/2/2017	KRW	650,000,000	591,500
Korea Treasury Bond:
1.50%, 6/10/2019	KRW	1,000,000,000	913,972
1.63%, 6/10/2018	KRW	1,000,000,000	912,684
1.75%, 12/10/2018	KRW	1,100,000,000	1,008,712
2.00%, 12/10/2017	KRW	1,970,000,000	1,802,177
2.75%, 9/10/2019	KRW	500,000,0000	472,938
3.13%, 3/10/2019	KRW	755,000,000	715,480
3.25%, 9/10/2018	KRW	1,000,000,000	941,604
5.75%, 9/10/2018	KRW	1,150,000,000	1,132,195

			8,491,262

SPAIN — 4.6%
Kingdom of Spain:
0.25%, 4/30/2018	EUR	930,000	1,052,822
0.25%, 1/31/2019	EUR	475,000	538,662
0.50%, 10/31/2017	EUR	800,000	906,261
2.75%, 4/30/2019	EUR	1,600,000	1,931,318
3.75%, 10/31/2018	EUR	1,000,000	1,216,505
4.10%, 7/30/2018 (a)	EUR	890,000	1,078,877
4.50%, 1/31/2018	EUR	965,000	1,152,522
4.60%, 7/30/2019 (a)	EUR	550,000	700,111

			8,577,078

SWEDEN — 0.9%
Kingdom of Sweden
4.25%, 3/12/2019	SEK	12,990,000	1,700,387

SWITZERLAND — 1.1%
Switzerland Government Bond:
3.00%, 1/8/2018	CHF	900,000	975,387
3.00%, 5/12/2019	CHF	860,000	980,208

			1,955,595

THAILAND — 1.6%
Thailand Government Bond:
2.80%, 10/10/2017	THB	15,400,000	450,167
3.45%, 3/8/2019	THB	23,800,000	716,624
3.88%, 6/13/2019	THB	30,300,000	926,416
5.13%, 3/13/2018	THB	15,000,000	455,089
5.50%, 8/13/2019	THB	8,000,000	255,310
5.63%, 1/12/2019	THB	6,700,000	210,626

			3,014,232

UNITED KINGDOM — 4.7%
United Kingdom Treasury Bond:
1.25%, 7/22/2018	GBP	1,300,000	1,723,116
1.75%, 7/22/2019	GBP	900,000	1,221,967
3.75%, 9/7/2019	GBP	1,300,000	1,869,424
4.50%, 3/7/2019	GBP	1,380,000	1,985,326
5.00%, 3/7/2018	GBP	1,340,000	1,863,042

			8,662,875

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $175,399,096)			180,917,737

		Shares
SHORT-TERM INVESTMENT — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (c) (d) (Cost $2,242,834)		2,242,834	2,242,834

TOTAL INVESTMENTS — 99.7% (Cost $177,641,930)			183,160,571
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%			597,381

NET ASSETS — 100.0%			$184,230,890

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 13.0% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

At September 30, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America, N.A.	USD 1,502,292	RUB 97,000,000	10/31/2016	$27,705

				$27,705

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish New Lira

ZAR — South African Rand

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$6,820,249	$—	$6,820,249
Austria	—	7,601,217	—	7,601,217
Belgium	—	7,300,536	—	7,300,536
Canada	—	8,791,594	—	8,791,594
Chile	—	102,274	—	102,274
Czech Republic	—	2,032,187	—	2,032,187
Denmark	—	2,137,079	—	2,137,079
Finland	—	2,656,920	—	2,656,920
France	—	10,014,089	—	10,014,089
Germany	—	10,534,145	—	10,534,145
Hong Kong	—	515,433	—	515,433
Ireland	—	3,985,670	—	3,985,670
Israel	—	2,725,896	—	2,725,896
Italy.	—	10,704,890	—	10,704,890
Japan	—	43,593,200	—	43,593,200
Latvia	—	91,110	—	91,110
Lithuania	—	239,785	—	239,785
Malaysia	—	3,868,891	—	3,868,891

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mexico	$—	$4,489,569	$—	$4,489,569
Netherlands	—	8,578,280	—	8,578,280
New Zealand	—	2,404,896	—	2,404,896
Norway	—	1,348,958	—	1,348,958
Poland	—	3,948,303	—	3,948,303
Singapore.	—	2,329,519	—	2,329,519
Slovakia	—	688,650	—	688,650
Slovenia	—	541,218	—	541,218
South Africa	—	471,750	—	471,750
South Korea	—	8,491,262	—	8,491,262
Spain	—	8,577,078	—	8,577,078
Sweden	—	1,700,387	—	1,700,387
Switzerland	—	1,955,595	—	1,955,595
Thailand	—	3,014,232	—	3,014,232
United Kingdom	—	8,662,875	—	8,662,875
Short-Term Investment	2,242,834	—	—	2,242,834

TOTAL INVESTMENTS	$2,242,834	$180,917,737	$—	$183,160,571

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	27,705	—	27,705

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,242,834	$180,945,442	$—	$183,188,276

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class .	1,750,470	$1,750,470	20,220,757	19,728,393	2,242,834	$2,242,834	$2,826	$—

TOTAL		$1,750,470				$2,242,834	$2,826	$—

See accompanying Notes to Schedule of Investments

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.2%
AUSTRALIA — 4.2%
Australia Government Bond:
1.75%, 11/21/2020	AUD	3,630,000	$2,797,829
2.25%, 5/21/2028	AUD	1,610,000	1,256,597
2.75%, 10/21/2019	AUD	4,350,000	3,450,305
2.75%, 4/21/2024	AUD	4,950,000	4,032,538
2.75%, 11/21/2027	AUD	800,000	656,983
2.75%, 11/21/2027	AUD	2,750,000	2,258,378
2.75%, 6/21/2035	AUD	1,244,000	991,700
3.25%, 10/21/2018	AUD	3,785,000	2,995,285
3.25%, 4/21/2025	AUD	5,100,000	4,322,945
3.25%, 4/21/2029	AUD	2,525,000	2,173,173
3.25%, 6/21/2039	AUD	800,000	676,842
3.75%, 4/21/2037	AUD	1,871,000	1,710,029
4.25%, 4/21/2026	AUD	7,100,000	6,536,960
4.50%, 4/15/2020	AUD	5,200,000	4,384,577
4.50%, 4/21/2033	AUD	2,400,000	2,390,620
4.75%, 4/21/2027	AUD	5,275,000	5,106,767
5.25%, 3/15/2019	AUD	4,400,000	3,667,437
5.50%, 1/21/2018	AUD	3,815,000	3,066,552
5.50%, 1/21/2018	AUD	300,000	241,144
5.50%, 4/21/2023	AUD	4,900,000	4,613,971
5.75%, 5/15/2021	AUD	5,600,000	5,073,675
5.75%, 7/15/2022	AUD	4,425,000	4,140,732

			66,545,039

AUSTRIA — 3.4%
Austria Government Bond:
0.25%, 10/18/2019 (a)	EUR	2,850,000	3,285,944
0.75%, 10/20/2026 (a)	EUR	2,850,000	3,411,181
1.15%, 10/19/2018 (a)	EUR	1,475,000	1,718,585
1.20%, 10/20/2025 (a)	EUR	2,000,000	2,502,361
1.50%, 2/20/2047 (a)	EUR	500,000	671,945
1.65%, 10/21/2024 (a)	EUR	2,150,000	2,771,942
1.75%, 10/20/2023 (a)	EUR	1,750,000	2,258,902
1.95%, 6/18/2019 (a)	EUR	1,500,000	1,802,519
2.40%, 5/23/2034 (a)	EUR	1,250,000	1,867,671
3.15%, 6/20/2044 (a)	EUR	1,450,000	2,632,606
3.40%, 11/22/2022 (a)	EUR	2,150,000	2,985,212
3.50%, 9/15/2021 (a)	EUR	2,850,000	3,842,198
3.65%, 4/20/2022 (a)	EUR	1,734,000	2,394,743
3.80%, 1/26/2062 (a)	EUR	750,000	1,717,529
3.90%, 7/15/2020 (a)	EUR	2,750,000	3,615,280
4.15%, 3/15/2037 (a)	EUR	2,425,000	4,638,213
4.35%, 3/15/2019 (a)	EUR	2,350,000	2,963,124
4.65%, 1/15/2018 (a)	EUR	2,800,000	3,360,498
4.85%, 3/15/2026 (a)	EUR	1,450,000	2,390,667
6.25%, 7/15/2027	EUR	1,720,000	3,222,823

			54,053,943

BELGIUM — 4.6%
Belgium Government Bond:
0.20%, 10/22/2023 (a)	EUR	250,000	289,643
0.80%, 6/22/2025 (a)	EUR	2,800,000	3,368,532
1.00%, 6/22/2026 (a)	EUR	3,400,000	4,137,056
1.00%, 6/22/2031 (a)	EUR	1,300,000	1,560,762
1.25%, 6/22/2018	EUR	2,075,000	2,408,429
1.60%, 6/22/2047 (a)	EUR	1,250,000	1,598,104
1.90%, 6/22/2038 (a)	EUR	900,000	1,232,499

2.15%, 6/22/2066 (a)	EUR	550,000	780,622
2.25%, 6/22/2023	EUR	2,430,000	3,209,604
2.60%, 6/22/2024 (a)	EUR	2,525,000	3,451,344
3.00%, 9/28/2019	EUR	2,175,000	2,708,779
3.00%, 6/22/2034 (a)	EUR	950,000	1,497,319
3.75%, 9/28/2020 (a)	EUR	3,250,000	4,286,807
3.75%, 6/22/2045	EUR	1,450,000	2,776,092
4.00%, 3/28/2018 (a)	EUR	1,175,000	1,411,820
4.00%, 3/28/2019	EUR	2,100,000	2,633,993
4.00%, 3/28/2022	EUR	2,375,000	3,331,477
4.00%, 3/28/2032	EUR	1,510,000	2,587,118
4.25%, 9/28/2021 (a)	EUR	3,800,000	5,290,341
4.25%, 9/28/2022	EUR	2,690,000	3,880,351
4.25%, 3/28/2041 (a)	EUR	2,650,000	5,240,879
4.50%, 3/28/2026 (a)	EUR	1,500,000	2,403,727
5.00%, 3/28/2035 (a)	EUR	3,352,000	6,663,030
5.50%, 3/28/2028	EUR	3,300,000	5,941,601

			72,689,929

CANADA — 4.5%
Canadian Government Bond:
0.25%, 11/1/2017	CAD	2,775,000	2,105,157
0.25%, 5/1/2018	CAD	3,400,000	2,576,317
0.50%, 8/1/2018	CAD	3,500,000	2,661,917
0.75%, 9/1/2020	CAD	2,825,000	2,164,540
0.75%, 3/1/2021	CAD	3,600,000	2,760,516
0.75%, 9/1/2021	CAD	3,900,000	2,988,838
1.00%, 6/1/2027	CAD	1,100,000	827,095
1.25%, 2/1/2018	CAD	4,450,000	3,418,670
1.25%, 3/1/2018	CAD	2,300,000	1,768,091
1.25%, 9/1/2018	CAD	2,350,000	1,813,769
1.50%, 3/1/2020	CAD	2,400,000	1,887,148
1.50%, 6/1/2023	CAD	3,150,000	2,514,104
1.50%, 6/1/2026	CAD	2,650,000	2,111,531
1.75%, 3/1/2019	CAD	2,300,000	1,802,636
1.75%, 9/1/2019	CAD	3,350,000	2,640,542
2.25%, 6/1/2025	CAD	2,750,000	2,329,878
2.50%, 6/1/2024	CAD	2,750,000	2,355,364
2.75%, 6/1/2022	CAD	2,800,000	2,377,417
2.75%, 12/1/2048	CAD	2,100,000	2,037,747
2.75%, 12/1/2064	CAD	750,000	787,053
3.25%, 6/1/2021	CAD	2,350,000	2,008,582
3.50%, 6/1/2020	CAD	2,500,000	2,106,772
3.50%, 12/1/2045	CAD	3,650,000	3,946,471
3.75%, 6/1/2019	CAD	3,825,000	3,160,584
4.00%, 6/1/2041	CAD	3,100,000	3,473,439
4.25%, 6/1/2018	CAD	2,150,000	1,736,834
5.00%, 6/1/2037	CAD	2,800,000	3,391,680
5.75%, 6/1/2029	CAD	2,300,000	2,666,757
5.75%, 6/1/2033	CAD	2,700,000	3,338,057
8.00%, 6/1/2027	CAD	1,000,000	1,289,062

			71,046,568

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
4.50%, 4/1/2020	CLP	100,000,000	155,598
4.50%, 6/1/2020	CLP	220,000,000	342,675
6.00%, 3/1/2022	CLP	190,000,000	317,887

See accompanying Notes to Schedule of Investments

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

Chile Government International Bond 5.50%, 8/5/2020	CLP	175,000,000	$282,527

			1,098,687

CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
Zero Coupon, 11/9/2017	CZK	13,880,000	582,168
Zero Coupon, 1/22/2018	CZK	14,300,000	600,642
Zero Coupon, 7/17/2019	CZK	4,000,000	168,263
0.45%, 10/25/2023	CZK	6,000,000	256,518
0.85%, 3/17/2018	CZK	9,730,000	413,355
0.95%, 5/15/2030	CZK	3,000,000	131,235
1.00%, 6/26/2026	CZK	5,750,000	255,894
1.50%, 10/29/2019	CZK	15,000,000	657,724
2.40%, 9/17/2025	CZK	8,500,000	422,537
2.50%, 8/25/2028	CZK	11,500,000	595,250
3.75%, 9/12/2020	CZK	14,900,000	717,320
3.85%, 9/29/2021	CZK	14,200,000	709,962
4.20%, 12/4/2036	CZK	6,300,000	418,707
4.60%, 8/18/2018	CZK	15,200,000	693,347
4.70%, 9/12/2022	CZK	15,170,000	811,148
4.85%, 11/26/2057	CZK	2,000,000	159,654
5.00%, 4/11/2019	CZK	17,500,000	827,642
5.70%, 5/25/2024	CZK	18,000,000	1,070,783

			9,492,149

DENMARK — 1.5%
Denmark Government Bond:
0.25%, 11/15/2018	DKK	10,280,000	1,577,044
1.50%, 11/15/2023	DKK	13,135,000	2,218,846
1.75%, 11/15/2025	DKK	17,835,000	3,121,329
3.00%, 11/15/2021	DKK	19,100,000	3,385,332
4.00%, 11/15/2017	DKK	10,900,000	1,730,001
4.00%, 11/15/2019	DKK	19,100,000	3,293,152
4.50%, 11/15/2039	DKK	25,945,000	7,359,312
7.00%, 11/10/2024	DKK	4,700,000	1,124,774

			23,809,790

FINLAND — 1.3%
Finland Government Bond:
Zero Coupon, 9/15/2023 (a)	EUR	1,500,000	1,717,450
0.38%, 9/15/2020 (a)	EUR	1,200,000	1,398,198
0.50%, 4/15/2026 (a)	EUR	1,131,000	1,328,221
0.75%, 4/15/2031 (a)	EUR	600,000	720,239
0.88%, 9/15/2025 (a)	EUR	963,000	1,171,767
1.13%, 9/15/2018 (a)	EUR	1,215,000	1,413,084
1.50%, 4/15/2023 (a)	EUR	1,100,000	1,386,707
1.63%, 9/15/2022 (a)	EUR	1,050,000	1,326,297
2.00%, 4/15/2024 (a)	EUR	1,115,000	1,466,319
2.63%, 7/4/2042 (a)	EUR	950,000	1,606,454
2.75%, 7/4/2028 (a)	EUR	1,000,000	1,474,271
3.38%, 4/15/2020 (a)	EUR	1,475,000	1,890,993
3.50%, 4/15/2021 (a)	EUR	975,000	1,297,637
4.00%, 7/4/2025 (a)	EUR	1,192,000	1,827,575
4.38%, 7/4/2019 (a)	EUR	800,000	1,023,776

			21,048,988

FRANCE — 6.9%
France Government Bond OAT:
Zero Coupon, 2/25/2018	EUR	1,200,000	1,360,462
Zero Coupon, 2/25/2019	EUR	1,400,000	1,596,574
Zero Coupon, 5/25/2020	EUR	1,500,000	1,719,313
Zero Coupon, 5/25/2021	EUR	2,200,000	2,523,538
0.25%, 11/25/2020	EUR	2,200,000	2,549,335
0.25%, 11/25/2026	EUR	400,000	452,352
0.50%, 11/25/2019	EUR	1,950,000	2,266,532
0.50%, 5/25/2025	EUR	2,150,000	2,526,077
0.50%, 5/25/2026	EUR	1,700,000	1,979,642
1.00%, 5/25/2018	EUR	1,900,000	2,192,952
1.00%, 11/25/2018	EUR	600,000	698,150
1.00%, 5/25/2019	EUR	1,700,000	1,992,598
1.00%, 11/25/2025	EUR	1,725,000	2,108,531
1.25%, 5/25/2036 (a)	EUR	1,600,000	1,958,170
1.50%, 5/25/2031	EUR	1,000,000	1,284,308
1.75%, 5/25/2023	EUR	2,250,000	2,874,613
1.75%, 11/25/2024	EUR	1,750,000	2,263,791
1.75%, 5/25/2066 (a)	EUR	300,000	389,755
2.25%, 10/25/2022	EUR	1,900,000	2,476,240
2.25%, 5/25/2024	EUR	1,300,000	1,735,129
2.50%, 10/25/2020	EUR	2,600,000	3,284,468
2.50%, 5/25/2030	EUR	2,400,000	3,449,390
2.75%, 10/25/2027	EUR	2,700,000	3,875,054
3.00%, 4/25/2022	EUR	2,650,000	3,548,383
3.25%, 10/25/2021	EUR	2,500,000	3,339,687
3.25%, 5/25/2045	EUR	1,300,000	2,288,358
3.50%, 4/25/2020	EUR	2,650,000	3,412,588
3.50%, 4/25/2026	EUR	2,200,000	3,284,768
3.75%, 10/25/2019	EUR	2,000,000	2,548,522
3.75%, 4/25/2021	EUR	2,500,000	3,357,870
4.00%, 4/25/2018	EUR	2,075,000	2,501,395
4.00%, 10/25/2038	EUR	1,750,000	3,248,937
4.00%, 4/25/2055	EUR	1,000,000	2,126,367
4.00%, 4/25/2060	EUR	700,000	1,538,778
4.25%, 10/25/2017	EUR	1,500,000	1,773,559
4.25%, 10/25/2018	EUR	2,000,000	2,475,206
4.25%, 4/25/2019	EUR	2,000,000	2,530,061
4.25%, 10/25/2023	EUR	3,000,000	4,462,689
4.50%, 4/25/2041	EUR	1,950,000	3,964,059
4.75%, 4/25/2035	EUR	1,300,000	2,512,758
5.50%, 4/25/2029	EUR	2,900,000	5,361,414
5.75%, 10/25/2032	EUR	1,500,000	3,052,634
6.00%, 10/25/2025	EUR	1,400,000	2,432,825
8.50%, 10/25/2019	EUR	400,000	575,567
8.50%, 4/25/2023	EUR	800,000	1,424,730

			109,318,129

GERMANY — 4.6%
Bundesobligation Series 174, Zero Coupon, 10/8/2021	EUR	1,400,000	1,619,576
Bundesrepublik Deutschland:
Zero Coupon, 8/15/2026	EUR	1,600,000	1,819,862
4.75%, 7/4/2028	EUR	600,000	1,062,313
6.25%, 1/4/2024	EUR	200,000	336,526
Federal Republic of Germany:
Zero Coupon, 12/15/2017	EUR	775,000	878,244
Zero Coupon, 3/16/2018	EUR	1,925,000	2,184,591

See accompanying Notes to Schedule of Investments

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

Zero Coupon, 6/15/2018	EUR	1,175,000	$1,335,920
Zero Coupon, 4/17/2020	EUR	1,000,000	1,151,566
Zero Coupon, 4/9/2021	EUR	1,650,000	1,907,413
0.25%, 4/13/2018	EUR	1,000,000	1,139,902
0.25%, 10/11/2019	EUR	1,050,000	1,214,185
0.25%, 10/16/2020	EUR	1,250,000	1,457,734
0.50%, 10/13/2017	EUR	1,000,000	1,137,533
0.50%, 2/23/2018	EUR	1,040,000	1,188,091
0.50%, 4/12/2019	EUR	1,000,000	1,158,182
0.50%, 2/15/2025	EUR	1,500,000	1,803,080
0.50%, 2/15/2026	EUR	1,673,000	2,004,570
1.00%, 10/12/2018	EUR	1,000,000	1,162,681
1.00%, 2/22/2019	EUR	1,000,000	1,169,958
1.00%, 8/15/2024	EUR	1,075,000	1,343,107
1.00%, 8/15/2025	EUR	1,558,000	1,950,521
1.50%, 9/4/2022	EUR	900,000	1,135,850
1.50%, 2/15/2023	EUR	1,100,000	1,397,065
1.50%, 5/15/2023	EUR	1,000,000	1,275,162
1.50%, 5/15/2024	EUR	1,184,000	1,527,276
1.75%, 7/4/2022	EUR	1,500,000	1,913,381
1.75%, 2/15/2024	EUR	450,000	588,843
2.00%, 1/4/2022	EUR	1,000,000	1,277,880
2.00%, 8/15/2023	EUR	1,325,000	1,747,411
2.25%, 9/4/2020	EUR	1,000,000	1,255,516
2.25%, 9/4/2021	EUR	1,000,000	1,284,695
2.50%, 1/4/2021	EUR	1,100,000	1,405,204
2.50%, 7/4/2044	EUR	1,132,000	1,967,731
2.50%, 8/15/2046	EUR	1,150,000	2,032,693
3.00%, 7/4/2020	EUR	1,000,000	1,280,327
3.25%, 1/4/2020	EUR	1,250,000	1,588,114
3.25%, 7/4/2021	EUR	1,030,000	1,374,879
3.25%, 7/4/2042	EUR	800,000	1,531,835
3.50%, 7/4/2019	EUR	1,300,000	1,631,826
3.75%, 1/4/2019	EUR	1,000,000	1,237,603
4.00%, 1/4/2018	EUR	800,000	952,371
4.00%, 1/4/2037	EUR	1,425,000	2,787,460
4.25%, 7/4/2018	EUR	1,090,000	1,331,938
4.25%, 7/4/2039	EUR	700,000	1,468,293
4.75%, 7/4/2034	EUR	1,300,000	2,644,446
4.75%, 7/4/2040	EUR	625,000	1,410,242
4.75%, 7/4/2040	EUR	200,000	451,277
5.50%, 1/4/2031	EUR	1,100,000	2,199,645
5.63%, 1/4/2028	EUR	900,000	1,671,497
6.25%, 1/4/2030	EUR	500,000	1,035,874
6.50%, 7/4/2027	EUR	450,000	872,436

			73,304,325

HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.61%, 2/5/2018	HKD	1,650,000	213,130
0.83%, 11/6/2017	HKD	850,000	110,025
0.91%, 11/5/2020	HKD	1,400,000	182,281
1.06%, 2/5/2020	HKD	1,050,000	137,210
1.10%, 1/17/2023	HKD	2,550,000	334,636
1.47%, 2/20/2019	HKD	3,350,000	441,471
2.22%, 8/7/2024	HKD	250,000	35,490
2.46%, 8/4/2021	HKD	800,000	111,671
2.93%, 1/13/2020	HKD	250,000	34,659

			1,600,573

IRELAND — 1.7%
Ireland Government Bond:
0.80%, 3/15/2022	EUR	1,225,000	1,454,293
1.00%, 5/15/2026	EUR	1,200,000	1,434,126
2.00%, 2/18/2045	EUR	1,250,000	1,689,999
2.40%, 5/15/2030	EUR	1,750,000	2,410,881
3.40%, 3/18/2024	EUR	1,650,000	2,313,469
3.90%, 3/20/2023	EUR	1,100,000	1,558,225
4.40%, 6/18/2019	EUR	1,620,000	2,060,112
4.50%, 10/18/2018	EUR	2,050,000	2,536,934
4.50%, 4/18/2020	EUR	2,150,000	2,839,957
5.00%, 10/18/2020	EUR	1,755,000	2,405,576
5.40%, 3/13/2025	EUR	2,100,000	3,378,651
5.50%, 10/18/2017	EUR	1,175,000	1,402,070
5.90%, 10/18/2019	EUR	1,300,000	1,744,432

			27,228,725

ISRAEL — 0.7%
Israel Government Bond:
0.50%, 10/31/2018	ILS	2,960,000	792,249
1.00%, 4/30/2021	ILS	1,400,000	375,763
1.25%, 10/31/2017	ILS	2,000,000	539,426
1.75%, 8/31/2025	ILS	2,650,000	707,272
2.25%, 5/31/2019	ILS	3,110,000	869,230
3.75%, 3/31/2024	ILS	2,650,000	821,316
4.00%, 1/31/2018	ILS	4,225,000	1,183,398
4.25%, 3/31/2023	ILS	4,400,000	1,391,548
5.00%, 1/31/2020	ILS	4,150,000	1,269,412
5.50%, 1/31/2022	ILS	3,100,000	1,020,471
5.50%, 1/31/2042	ILS	3,395,000	1,335,462
6.00%, 2/28/2019	ILS	1,150,000	348,126
6.25%, 10/30/2026	ILS	3,380,000	1,273,008

			11,926,681

ITALY — 6.7%
Italy Buoni Poliennali Del Tesoro:
0.45%, 6/1/2021	EUR	1,500,000	1,699,518
0.65%, 10/15/2023	EUR	1,250,000	1,401,086
0.95%, 3/15/2023	EUR	800,000	918,293
1.25%, 12/1/2026	EUR	900,000	1,010,474
1.60%, 6/1/2026	EUR	1,100,000	1,281,649
2.25%, 9/1/2036 (a)	EUR	900,000	1,080,621
3.50%, 6/1/2018	EUR	1,300,000	1,547,881
3.75%, 8/1/2021	EUR	1,750,000	2,295,207
7.25%, 11/1/2026	EUR	400,000	707,230
Italy Certificati di Credito del Tesoro Zero Coupon, 3/28/2018	EUR	550,000	619,110
Republic of Italy:
0.10%, 4/15/2019	EUR	1,600,000	1,802,764
0.25%, 5/15/2018	EUR	1,175,000	1,328,124
0.30%, 10/15/2018	EUR	650,000	735,875
0.65%, 11/1/2020	EUR	1,000,000	1,147,849
0.70%, 5/1/2020	EUR	975,000	1,121,038
0.75%, 1/15/2018	EUR	1,150,000	1,307,064
1.05%, 12/1/2019	EUR	1,000,000	1,160,481
1.35%, 4/15/2022	EUR	1,400,000	1,652,071
1.45%, 9/15/2022	EUR	1,025,000	1,216,178
1.50%, 8/1/2019	EUR	1,100,000	1,288,478
1.50%, 6/1/2025	EUR	1,425,000	1,664,669

See accompanying Notes to Schedule of Investments

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

1.65%, 3/1/2032 (a)	EUR	1,305,000	$1,488,997
2.00%, 12/1/2025	EUR	1,200,000	1,452,696
2.15%, 12/15/2021	EUR	1,050,000	1,288,810
2.50%, 5/1/2019	EUR	750,000	897,045
2.50%, 12/1/2024	EUR	1,500,000	1,890,376
2.70%, 3/1/2047 (a)	EUR	730,000	904,167
3.25%, 9/1/2046 (a)	EUR	800,000	1,104,863
3.50%, 11/1/2017	EUR	750,000	876,438
3.50%, 12/1/2018	EUR	1,525,000	1,846,110
3.50%, 3/1/2030 (a)	EUR	1,400,000	1,961,043
3.75%, 3/1/2021	EUR	1,500,000	1,949,728
3.75%, 5/1/2021	EUR	1,000,000	1,302,715
3.75%, 9/1/2024	EUR	1,500,000	2,049,798
4.00%, 9/1/2020	EUR	1,500,000	1,941,977
4.00%, 2/1/2037	EUR	1,400,000	2,132,635
4.25%, 2/1/2019	EUR	1,750,000	2,162,725
4.25%, 9/1/2019	EUR	1,625,000	2,051,719
4.25%, 3/1/2020	EUR	1,500,000	1,926,570
4.50%, 2/1/2018	EUR	1,300,000	1,550,881
4.50%, 8/1/2018	EUR	1,975,000	2,405,056
4.50%, 3/1/2019	EUR	1,775,000	2,212,811
4.50%, 2/1/2020	EUR	1,250,000	1,612,232
4.50%, 5/1/2023	EUR	1,450,000	2,036,568
4.50%, 3/1/2024	EUR	1,875,000	2,665,092
4.50%, 3/1/2026	EUR	1,550,000	2,262,715
4.75%, 9/1/2021	EUR	1,850,000	2,530,778
4.75%, 8/1/2023 (a)	EUR	1,650,000	2,364,643
4.75%, 9/1/2028 (a)	EUR	1,550,000	2,386,456
4.75%, 9/1/2044 (a)	EUR	1,000,000	1,731,034
5.00%, 3/1/2022	EUR	950,000	1,329,132
5.00%, 3/1/2025 (a)	EUR	1,750,000	2,603,097
5.00%, 8/1/2034	EUR	1,650,000	2,770,191
5.00%, 8/1/2039	EUR	1,300,000	2,253,287
5.00%, 9/1/2040	EUR	1,450,000	2,526,034
5.25%, 11/1/2029	EUR	1,750,000	2,859,199
5.50%, 9/1/2022	EUR	1,500,000	2,178,767
5.50%, 11/1/2022	EUR	1,500,000	2,185,529
5.75%, 2/1/2033	EUR	1,066,000	1,900,169
6.00%, 5/1/2031	EUR	1,450,000	2,576,321
6.50%, 11/1/2027	EUR	1,700,000	2,929,331

			106,083,395

JAPAN — 23.3%
Government of Japan 2 Year Bond:
0.10%, 10/15/2017	JPY	100,000,000	991,725
0.10%, 11/15/2017	JPY	400,000,000	3,968,202
0.10%, 12/15/2017	JPY	80,000,000	793,933
0.10%, 1/15/2018	JPY	310,000,000	3,077,653
0.10%, 2/15/2018	JPY	25,000,000	248,274
0.10%, 3/15/2018	JPY	300,000,000	2,979,973
0.10%, 5/15/2018	JPY	80,000,000	795,118
0.10%, 6/15/2018	JPY	100,000,000	994,174
0.10%, 10/15/2018	JPY	400,000,000	3,980,289
Government of Japan 5 Year Bond:
0.10%, 12/20/2017	JPY	375,000,000	3,721,375
0.10%, 3/20/2018	JPY	40,000,000	397,357
0.10%, 6/20/2019	JPY	585,000,000	5,837,002
0.10%, 9/20/2019	JPY	200,000,000	1,997,294
0.10%, 12/20/2019	JPY	250,000,000	2,498,494

0.10%, 3/20/2020	JPY	450,000,000	4,500,667
0.10%, 6/20/2020	JPY	300,000,000	3,002,577
0.10%, 9/20/2020	JPY	200,000,000	2,003,219
0.10%, 12/20/2020	JPY	300,000,000	3,006,755
0.10%, 3/20/2021	JPY	480,000,000	4,813,509
0.10%, 6/20/2021	JPY	350,000,000	3,512,235
0.10%, 9/20/2021	JPY	310,000,000	3,113,347
0.20%, 12/20/2017	JPY	350,000,000	3,477,500
0.20%, 9/20/2018	JPY	415,000,000	4,138,238
0.20%, 12/20/2018	JPY	400,000,000	3,992,455
0.20%, 3/20/2019	JPY	780,000,000	7,794,608
0.20%, 6/20/2019	JPY	500,000,000	5,002,222
0.20%, 9/20/2019	JPY	150,000,000	1,502,400
0.30%, 3/20/2018	JPY	330,000,000	3,287,747
0.30%, 6/20/2018	JPY	415,000,000	4,140,123
0.30%, 9/20/2018	JPY	160,000,000	1,598,594
0.40%, 3/20/2018	JPY	265,000,000	2,643,981
0.40%, 6/20/2018	JPY	200,000,000	1,998,637
Government of Japan 10 Year Bond:
0.10%, 3/20/2026	JPY	1,300,000,000	13,095,127
0.10%, 6/20/2026	JPY	400,000,000	4,025,478
0.10%, 9/20/2026	JPY	210,000,000	2,110,369
0.30%, 12/20/2024	JPY	325,000,000	3,336,590
0.30%, 12/20/2025	JPY	560,000,000	5,748,371
0.40%, 3/20/2025	JPY	600,000,000	6,210,398
0.40%, 6/20/2025	JPY	400,000,000	4,142,359
0.40%, 9/20/2025	JPY	465,000,000	4,817,697
0.50%, 9/20/2024	JPY	250,000,000	2,605,787
0.50%, 12/20/2024	JPY	224,950,000	2,346,064
0.60%, 3/20/2023	JPY	315,000,000	3,280,989
0.60%, 9/20/2023	JPY	150,000,000	1,568,257
0.60%, 12/20/2023	JPY	250,000,000	2,617,242
0.60%, 3/20/2024	JPY	275,000,000	2,882,008
0.60%, 6/20/2024	JPY	375,000,000	3,934,121
0.70%, 12/20/2022	JPY	200,000,000	2,091,028
0.80%, 9/20/2020	JPY	200,000,000	2,058,559
0.80%, 6/20/2022	JPY	199,950,000	2,092,539
0.80%, 9/20/2022	JPY	400,000,000	4,196,475
0.80%, 12/20/2022	JPY	300,000,000	3,155,207
0.80%, 6/20/2023	JPY	250,000,000	2,642,423
0.80%, 9/20/2023	JPY	225,000,000	2,383,825
0.90%, 3/20/2022	JPY	235,000,000	2,466,079
0.90%, 6/20/2022	JPY	400,000,000	4,208,957
1.00%, 9/20/2021	JPY	300,000,000	3,146,497
1.00%, 12/20/2021	JPY	200,000,000	2,103,669
1.00%, 3/20/2022	JPY	275,000,000	2,900,854
1.10%, 9/20/2021	JPY	270,000,000	2,845,232
1.20%, 12/20/2020	JPY	250,000,000	2,621,315
1.20%, 6/20/2021	JPY	750,000,000	7,914,679
1.30%, 3/20/2018	JPY	300,000,000	3,032,410
1.30%, 12/20/2019	JPY	477,000,000	4,949,278
1.30%, 3/20/2021	JPY	275,000,000	2,904,466
1.50%, 12/20/2017	JPY	500,000,000	5,045,870
1.50%, 6/20/2018	JPY	90,000,000	916,184
Government of Japan 20 Year Bond:
0.20%, 6/20/2036	JPY	280,000,000	2,682,569
0.40%, 3/20/2036	JPY	250,000,000	2,495,309

See accompanying Notes to Schedule of Investments

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

0.50%, 9/20/2036	JPY	170,000,000	$1,721,555
1.00%, 12/20/2035	JPY	300,000,000	3,332,514
1.20%, 12/20/2034	JPY	250,000,000	2,873,229
1.20%, 3/20/2035	JPY	205,000,000	2,355,784
1.20%, 9/20/2035	JPY	170,000,000	1,953,309
1.30%, 6/20/2035	JPY	250,000,000	2,917,444
1.40%, 9/20/2034	JPY	100,000,000	1,183,726
1.50%, 3/20/2033	JPY	200,000,000	2,394,766
1.50%, 3/20/2034	JPY	200,000,000	2,399,585
1.50%, 6/20/2034	JPY	200,000,000	2,399,763
1.60%, 3/20/2032	JPY	180,000,000	2,174,416
1.60%, 12/20/2033	JPY	200,000,000	2,430,988
1.70%, 9/20/2032	JPY	200,000,000	2,452,200
1.70%, 12/20/2032	JPY	200,000,000	2,454,807
1.70%, 6/20/2033	JPY	100,000,000	1,229,981
1.70%, 9/20/2033	JPY	200,000,000	2,462,608
1.80%, 9/20/2030	JPY	251,350,000	3,075,795
1.80%, 9/20/2031	JPY	260,000,000	3,206,166
1.80%, 12/20/2031	JPY	250,000,000	3,087,839
1.90%, 9/20/2022	JPY	350,000,000	3,901,758
1.90%, 12/20/2023	JPY	55,000,000	627,113
1.90%, 3/20/2029	JPY	324,300,000	3,954,561
1.90%, 9/20/2030	JPY	231,000,000	2,858,296
1.90%, 3/20/2031	JPY	55,000,000	683,621
2.00%, 12/20/2024	JPY	175,000,000	2,039,152
2.10%, 9/21/2021	JPY	240,000,000	2,648,117
2.10%, 9/20/2024	JPY	300,000,000	3,508,576
2.10%, 9/20/2025	JPY	370,000,000	4,394,401
2.10%, 12/20/2026	JPY	100,000,000	1,207,268
2.10%, 9/20/2029	JPY	457,750,000	5,725,435
2.10%, 3/20/2030	JPY	190,000,000	2,390,080
2.20%, 9/20/2026	JPY	60,000,000	727,863
2.20%, 3/20/2031	JPY	400,000,000	5,140,927
2.30%, 6/20/2027	JPY	100,000,000	1,236,706
2.60%, 3/20/2019	JPY	100,000,000	1,058,016
Government of Japan 30 Year Bond:
0.30%, 6/20/2046	JPY	100,000,000	943,722
0.50%, 9/20/2046	JPY	40,000,000	399,155
0.80%, 3/20/2046	JPY	240,000,000	2,597,897
1.40%, 9/20/2045	JPY	110,000,000	1,364,982
1.40%, 12/20/2045	JPY	205,000,000	2,551,158
1.70%, 6/20/2033	JPY	210,000,000	2,585,904
1.70%, 3/20/2044	JPY	300,000,000	3,928,870
1.70%, 9/20/2044	JPY	215,000,000	2,825,754
1.80%, 3/20/2043	JPY	150,000,000	1,990,238
1.80%, 9/20/2043	JPY	170,000,000	2,260,606
1.90%, 9/20/2042	JPY	275,000,000	3,701,481
2.00%, 9/20/2040	JPY	212,200,000	2,861,101
2.00%, 3/20/2042	JPY	125,000,000	1,705,254
2.20%, 3/20/2041	JPY	205,550,000	2,879,669
2.30%, 3/20/2039	JPY	170,900,000	2,377,276
2.30%, 3/20/2040	JPY	116,550,000	1,639,216
2.40%, 3/20/2037	JPY	30,000,000	414,084
2.50%, 9/20/2034	JPY	270,000,000	3,710,224
2.50%, 9/20/2035	JPY	210,000,000	2,913,165
2.50%, 9/20/2037	JPY	150,000,000	2,110,591
Government of Japan 40 Year Bond:
0.40%, 3/20/2056	JPY	105,000,000	991,903
1.40%, 3/20/2055	JPY	100,000,000	1,292,065
1.70%, 3/20/2054	JPY	200,000,000	2,776,083
1.90%, 3/20/2053	JPY	220,000,000	3,181,978

			369,594,699

LATVIA — 0.1%
Republic of Latvia:
0.50%, 12/15/2020	EUR	200,000	230,499
1.38%, 5/16/2036	EUR	150,000	182,814
2.63%, 1/21/2021	EUR	200,000	252,855
2.88%, 4/30/2024	EUR	200,000	272,297

			938,465

LITHUANIA — 0.1%
Lithuania Government International Bond:
1.25%, 10/22/2025	EUR	100,000	121,909
2.13%, 10/29/2026	EUR	200,000	264,246
2.13%, 10/22/2035	EUR	200,000	267,612
3.38%, 1/22/2024	EUR	100,000	139,491
4.85%, 2/7/2018	EUR	250,000	299,731

			1,092,989

LUXEMBOURG — 0.1%
Luxembourg Government Bond:
2.13%, 7/10/2023	EUR	420,000	553,669
2.25%, 3/21/2022	EUR	300,000	388,204
2.25%, 3/19/2028	EUR	150,000	213,276
3.38%, 5/18/2020	EUR	500,000	641,656

			1,796,805

MALAYSIA — 1.7%
Malaysia Government Bond:
3.26%, 3/1/2018	MYR	9,800,000	2,392,795
3.58%, 9/28/2018	MYR	2,150,000	529,028
3.62%, 11/30/2021	MYR	2,000,000	491,805
3.65%, 10/31/2019	MYR	4,300,000	1,059,520
3.76%, 3/15/2019	MYR	4,000,000	987,179
3.84%, 4/15/2033	MYR	5,300,000	1,230,461
3.89%, 7/31/2020	MYR	5,000,000	1,237,020
3.90%, 11/30/2026	MYR	3,000,000	745,644
3.96%, 9/15/2025	MYR	3,000,000	740,016
4.01%, 9/15/2017	MYR	3,262,000	799,915
4.05%, 9/30/2021	MYR	4,300,000	1,076,312
4.18%, 7/15/2024	MYR	11,500,000	2,892,533
4.39%, 4/15/2026	MYR	2,000,000	509,700
4.74%, 3/15/2046	MYR	1,300,000	328,491
4.94%, 9/30/2043	MYR	2,000,000	511,867
Malaysia Government Investment Issue:
3.51%, 5/15/2018	MYR	1,950,000	477,494
3.68%, 11/23/2017	MYR	7,500,000	1,836,032
3.74%, 8/26/2021	MYR	3,000,000	740,331
3.80%, 8/27/2020	MYR	5,000,000	1,230,712
3.87%, 8/30/2018	MYR	1,500,000	369,491
3.99%, 10/15/2025	MYR	3,000,000	737,428
4.07%, 9/30/2026	MYR	1,000,000	250,985
4.19%, 7/15/2022	MYR	8,000,000	2,000,025

See accompanying Notes to Schedule of Investments

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

4.44%, 5/22/2024	MYR	8,000,000	$2,034,134
4.79%, 10/31/2035	MYR	1,000,000	260,217
4.94%, 12/6/2028	MYR	5,000,000	1,313,868

			26,783,003

MEXICO — 1.9%
Mexican Bonos:
4.75%, 6/14/2018	MXN	44,400,000	2,273,541
5.00%, 12/11/2019	MXN	36,500,000	1,851,157
5.75%, 3/5/2026	MXN	20,900,000	1,058,917
6.50%, 6/10/2021	MXN	55,050,000	2,930,508
6.50%, 6/9/2022	MXN	30,200,000	1,611,569
7.50%, 6/3/2027	MXN	19,650,000	1,123,141
7.75%, 12/14/2017	MXN	25,600,000	1,364,835
7.75%, 5/29/2031	MXN	33,070,000	1,932,858
7.75%, 11/23/2034	MXN	21,600,000	1,266,974
7.75%, 11/13/2042	MXN	36,000,000	2,147,907
8.00%, 6/11/2020	MXN	27,200,000	1,515,151
8.00%, 12/7/2023	MXN	18,000,000	1,045,601
8.50%, 12/13/2018	MXN	52,100,000	2,855,514
8.50%, 5/31/2029	MXN	20,000,000	1,234,899
8.50%, 11/18/2038	MXN	21,000,000	1,337,065
10.00%, 12/5/2024	MXN	50,000,000	3,263,728
10.00%, 11/20/2036	MXN	13,700,000	986,681

			29,800,046

NETHERLANDS — 4.6%
Kingdom of Netherlands:
Zero Coupon, 4/15/2018 (a)	EUR	2,950,000	3,348,133
Zero Coupon, 1/15/2022 (a)	EUR	1,700,000	1,958,027
0.25%, 1/15/2020	EUR	2,800,000	3,240,017
0.25%, 7/15/2025 (a)	EUR	2,875,000	3,336,447
0.50%, 7/15/2026 (a)	EUR	2,600,000	3,063,848
1.25%, 1/15/2018 (a)	EUR	2,700,000	3,109,282
1.25%, 1/15/2019 (a)	EUR	2,775,000	3,254,274
1.75%, 7/15/2023 (a)	EUR	2,900,000	3,737,461
2.00%, 7/15/2024 (a)	EUR	3,000,000	3,968,003
2.25%, 7/15/2022 (a)	EUR	2,700,000	3,519,356
2.50%, 1/15/2033 (a)	EUR	2,000,000	3,067,846
2.75%, 1/15/2047 (a)	EUR	2,100,000	3,835,846
3.25%, 7/15/2021 (a)	EUR	3,000,000	3,991,522
3.50%, 7/15/2020 (a)	EUR	2,750,000	3,579,675
3.75%, 1/15/2023	EUR	2,000,000	2,851,198
3.75%, 1/15/2042 (a)	EUR	2,950,000	5,967,219
4.00%, 7/15/2018 (a)	EUR	2,750,000	3,348,827
4.00%, 7/15/2019 (a)	EUR	2,500,000	3,176,292
4.00%, 1/15/2037 (a)	EUR	2,590,000	5,020,916
5.50%, 1/15/2028	EUR	2,430,000	4,428,321
7.50%, 1/15/2023	EUR	400,000	677,944

			72,480,454

NEW ZEALAND — 0.7%
New Zealand Government Bond:
2.75%, 4/15/2025	NZD	275,000	208,568
2.75%, 4/15/2037	NZD	600,000	428,904
3.00%, 4/15/2020	NZD	1,520,000	1,145,291
3.50%, 4/14/2033	NZD	550,000	447,496
4.50%, 4/15/2027	NZD	1,260,000	1,105,256
5.00%, 3/15/2019	NZD	2,400,000	1,873,474
5.50%, 4/15/2023	NZD	2,075,000	1,825,586

6.00%, 12/15/2017	NZD	2,000,000	1,524,754
6.00%, 5/15/2021	NZD	2,575,000	2,205,379

			10,764,708

NORWAY — 0.5%
Norway Government Bond:
1.50%, 2/19/2026 (a)	NOK	5,805,000	744,976
1.75%, 3/13/2025 (a)	NOK	8,575,000	1,126,001
2.00%, 5/24/2023 (a)	NOK	10,725,000	1,425,411
3.00%, 3/14/2024 (a)	NOK	9,150,000	1,302,269
3.75%, 5/25/2021 (a)	NOK	16,250,000	2,295,735
4.50%, 5/22/2019 (a)	NOK	14,925,000	2,050,224

			8,944,616

POLAND — 1.3%
Poland Government Bond:
Zero Coupon, 10/25/2018	PLN	3,850,000	970,308
1.50%, 4/25/2020	PLN	6,400,000	1,638,565
1.75%, 7/25/2021	PLN	6,200,000	1,578,077
2.00%, 4/25/2021	PLN	5,125,000	1,326,121
2.50%, 7/25/2018	PLN	5,185,000	1,373,148
2.50%, 7/25/2026	PLN	7,435,000	1,873,633
3.25%, 7/25/2019	PLN	5,000,000	1,355,115
3.25%, 7/25/2025	PLN	6,050,000	1,630,520
3.75%, 4/25/2018	PLN	4,250,000	1,145,296
4.00%, 10/25/2023	PLN	5,500,000	1,559,460
5.25%, 10/25/2017	PLN	4,600,000	1,247,788
5.25%, 10/25/2020	PLN	3,500,000	1,023,293
5.50%, 10/25/2019	PLN	3,200,000	923,960
5.75%, 10/25/2021	PLN	3,550,000	1,076,033
5.75%, 9/23/2022	PLN	4,000,000	1,236,365
5.75%, 4/25/2029	PLN	1,500,000	495,617

			20,453,299

SINGAPORE — 0.9%
Singapore Government Bond:
0.50%, 4/1/2018	SGD	1,725,000	1,257,869
1.38%, 10/1/2017	SGD	900,000	663,590
1.63%, 10/1/2019	SGD	1,275,000	949,622
2.00%, 7/1/2020	SGD	1,150,000	868,077
2.13%, 6/1/2026	SGD	1,195,000	903,176
2.25%, 6/1/2021	SGD	1,700,000	1,299,653
2.25%, 8/1/2036	SGD	200,000	149,639
2.38%, 6/1/2025	SGD	500,000	385,236
2.50%, 6/1/2019	SGD	520,000	396,031
2.75%, 7/1/2023	SGD	1,795,000	1,414,330
2.75%, 4/1/2042	SGD	1,000,000	822,546
2.75%, 3/1/2046	SGD	500,000	415,351
2.88%, 7/1/2029	SGD	700,000	565,771
2.88%, 9/1/2030	SGD	800,000	646,196
3.00%, 9/1/2024	SGD	1,500,000	1,205,765
3.13%, 9/1/2022	SGD	700,000	561,150
3.25%, 9/1/2020	SGD	900,000	711,775
3.38%, 9/1/2033	SGD	900,000	779,567
3.50%, 3/1/2027	SGD	300,000	254,135
4.00%, 9/1/2018	SGD	475,000	368,632

			14,618,111

See accompanying Notes to Schedule of Investments

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

SLOVAKIA — 0.4%
Slovakia Government Bond:
Zero Coupon, 11/13/2023	EUR	200,000	$226,288
1.38%, 1/21/2027	EUR	475,000	591,146
1.50%, 11/28/2018	EUR	750,000	875,403
1.63%, 1/21/2031	EUR	300,000	379,438
3.00%, 2/28/2023	EUR	800,000	1,094,006
3.38%, 11/15/2024	EUR	525,000	754,300
3.63%, 1/16/2029	EUR	350,000	536,184
4.00%, 4/27/2020	EUR	470,000	611,375
4.35%, 10/14/2025	EUR	750,000	1,174,532
Series EMTN, 4.00%, 3/26/2021	EUR	300,000	403,093

			6,645,765

SLOVENIA — 0.3%
Slovenia Government Bond:
1.50%, 3/25/2035	EUR	300,000	334,857
1.75%, 10/9/2017	EUR	400,000	458,470
2.13%, 7/28/2025	EUR	450,000	574,907
2.25%, 3/25/2022	EUR	350,000	440,994
2.25%, 3/3/2032	EUR	500,000	638,515
3.00%, 4/8/2021	EUR	225,000	286,373
3.13%, 8/7/2045	EUR	150,000	215,576
4.13%, 1/26/2020	EUR	200,000	256,398
4.38%, 2/6/2019	EUR	100,000	124,950
4.38%, 1/18/2021	EUR	300,000	399,460
4.63%, 9/9/2024	EUR	250,000	374,728
5.13%, 3/30/2026	EUR	320,000	508,499
4.00%, 3/22/2018	EUR	200,000	239,176

			4,852,903

SOUTH AFRICA — 1.0%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	15,000,000	795,855
6.50%, 2/28/2041	ZAR	17,000,000	903,168
6.75%, 3/31/2021	ZAR	11,200,000	775,531
6.75%, 3/31/2021	ZAR	1,500,000	103,866
7.00%, 2/28/2031	ZAR	20,000,000	1,214,883
7.25%, 1/15/2020	ZAR	12,700,000	906,467
7.75%, 2/28/2023	ZAR	14,400,000	1,016,286
8.00%, 12/21/2018	ZAR	12,300,000	899,616
8.00%, 1/31/2030	ZAR	19,400,000	1,297,977
8.25%, 3/31/2032	ZAR	17,000,000	1,142,814
8.50%, 1/31/2037	ZAR	18,100,000	1,217,060
8.75%, 1/31/2044	ZAR	13,850,000	942,226
8.75%, 2/28/2048	ZAR	24,000,000	1,629,234
8.88%, 2/28/2035	ZAR	7,325,000	515,355
9.00%, 1/31/2040	ZAR	10,650,000	749,884
10.50%, 12/21/2026	ZAR	20,950,000	1,708,603

			15,818,825

SOUTH KOREA — 4.6%
Korea Treasury Bond:
1.38%, 9/10/2021	KRW	300,000,000	273,934
1.50%, 6/10/2019	KRW	1,700,000,000	1,553,752
1.50%, 12/10/2026	KRW	100,000,000	91,182
1.50%, 9/10/2036	KRW	130,000,000	119,269
1.63%, 6/10/2018	KRW	2,150,000,000	1,962,270
1.75%, 12/10/2018	KRW	3,000,000,000	2,751,033

1.88%, 6/10/2026	KRW	2,000,000,000	1,893,852
2.00%, 12/10/2017	KRW	5,825,000,000	5,328,774
2.00%, 3/10/2020	KRW	3,200,000,000	2,973,096
2.00%, 9/10/2020	KRW	4,150,000,000	3,868,760
2.00%, 3/10/2021	KRW	1,700,000,000	1,589,882
2.00%, 3/10/2046	KRW	1,300,000,000	1,336,427
2.25%, 6/10/2025	KRW	3,500,000,000	3,393,969
2.25%, 12/10/2025	KRW	2,200,000,000	2,142,001
2.63%, 9/10/2035	KRW	900,000,000	975,621
2.75%, 3/10/2018	KRW	2,500,000,000	2,314,850
2.75%, 9/10/2019	KRW	3,635,000,000	3,438,257
2.75%, 12/10/2044	KRW	1,650,000,000	1,943,538
3.00%, 9/10/2024	KRW	4,600,000,000	4,682,001
3.00%, 12/10/2042	KRW	2,815,000,000	3,420,909
3.13%, 3/10/2019	KRW	5,450,000,000	5,164,726
3.25%, 9/10/2018	KRW	4,950,000,000	4,660,942
3.50%, 3/10/2024	KRW	8,600,000,000	8,985,862
3.75%, 12/10/2033	KRW	5,215,000,000	6,399,930
4.00%, 12/10/2031	KRW	1,000,000,000	1,225,863
5.50%, 3/10/2028	KRW	400,000,000	522,163

			73,012,863

SPAIN — 4.6%
Kingdom of Spain:
0.25%, 4/30/2018	EUR	1,440,000	1,630,176
0.25%, 1/31/2019	EUR	1,000,000	1,134,025
0.50%, 10/31/2017	EUR	1,200,000	1,359,392
1.15%, 7/30/2020	EUR	1,000,000	1,174,758
1.40%, 1/31/2020	EUR	1,525,000	1,797,365
1.60%, 4/30/2025 (a)	EUR	1,596,000	1,924,316
1.95%, 4/30/2026 (a)	EUR	2,050,000	2,529,612
1.95%, 7/30/2030 (a)	EUR	1,100,000	1,345,706
2.15%, 10/31/2025 (a)	EUR	1,750,000	2,193,615
2.75%, 4/30/2019	EUR	1,900,000	2,293,440
2.75%, 10/31/2024 (a)	EUR	2,085,000	2,728,984
3.75%, 10/31/2018	EUR	1,700,000	2,068,058
3.80%, 4/30/2024 (a)	EUR	1,550,000	2,158,122
4.00%, 4/30/2020 (a)	EUR	1,750,000	2,251,118
4.10%, 7/30/2018 (a)	EUR	1,600,000	1,939,555
4.20%, 1/31/2037 (a)	EUR	1,500,000	2,429,755
4.30%, 10/31/2019 (a)	EUR	1,750,000	2,232,443
4.40%, 10/31/2023 (a)	EUR	1,563,000	2,242,484
4.50%, 1/31/2018	EUR	1,500,000	1,791,484
4.60%, 7/30/2019 (a)	EUR	1,775,000	2,259,448
4.65%, 7/30/2025 (a)	EUR	1,500,000	2,240,936
4.70%, 7/30/2041 (a)	EUR	1,200,000	2,119,269
4.80%, 1/31/2024 (a)	EUR	1,359,000	2,000,870
4.85%, 10/31/2020 (a)	EUR	1,400,000	1,885,709
4.90%, 7/30/2040 (a)	EUR	1,200,000	2,158,829
5.15%, 10/31/2028 (a)	EUR	1,100,000	1,794,587
5.15%, 10/31/2044 (a)	EUR	650,000	1,238,434
5.40%, 1/31/2023 (a)	EUR	1,750,000	2,598,436
5.50%, 4/30/2021 (a)	EUR	2,000,000	2,810,768
5.75%, 7/30/2032	EUR	1,650,000	3,018,900
5.85%, 1/31/2022 (a)	EUR	1,775,000	2,600,790
5.90%, 7/30/2026 (a)	EUR	1,175,000	1,937,096
6.00%, 1/31/2029	EUR	1,500,000	2,627,164

See accompanying Notes to Schedule of Investments

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value
Spain Government Bond:
0.75%, 7/30/2021	EUR	1,778,000	$2,066,332
1.30%, 10/31/2026 (a)	EUR	600,000	696,907
2.90%, 10/31/2046 (a)	EUR	650,000	879,798
3.45%, 7/30/2066 (a)	EUR	450,000	639,869

			72,798,550

SWEDEN — 1.0%
Kingdom of Sweden:
1.00%, 11/12/2026	SEK	12,180,000	1,535,797
1.50%, 11/13/2023	SEK	15,880,000	2,083,562
2.25%, 6/1/2032	SEK	2,300,000	330,474
2.50%, 5/12/2025	SEK	13,550,000	1,931,453
3.50%, 6/1/2022	SEK	20,850,000	2,973,036
3.50%, 3/30/2039	SEK	9,100,000	1,595,386
4.25%, 3/12/2019	SEK	19,200,000	2,513,274
5.00%, 12/1/2020	SEK	20,000,000	2,880,454

			15,843,436

SWITZERLAND — 1.2%
Switzerland Government Bond:
Zero Coupon, 6/22/2029	CHF	125,000	135,831
0.50%, 5/27/2030	CHF	470,000	544,325
1.25%, 6/11/2024	CHF	1,140,000	1,355,440
1.25%, 5/28/2026	CHF	625,000	760,586
1.25%, 6/27/2037	CHF	975,000	1,302,582
1.50%, 7/24/2025	CHF	900,000	1,106,200
1.50%, 4/30/2042	CHF	850,000	1,237,559
2.00%, 4/28/2021	CHF	850,000	994,239
2.00%, 5/25/2022	CHF	1,090,000	1,307,123
2.00%, 6/25/2064	CHF	400,000	790,221
2.25%, 7/6/2020	CHF	975,000	1,127,174
2.25%, 6/22/2031	CHF	655,000	938,514
2.50%, 3/8/2036	CHF	965,000	1,524,151
3.00%, 1/8/2018	CHF	1,380,000	1,495,593
3.00%, 5/12/2019	CHF	1,275,000	1,453,216
3.25%, 6/27/2027	CHF	400,000	583,619
3.50%, 4/8/2033	CHF	850,000	1,438,178
4.00%, 4/8/2028	CHF	220,000	346,544
4.00%, 1/6/2049	CHF	200,000	475,758

			18,916,853

THAILAND — 1.4%
Thailand Government Bond:
2.13%, 12/17/2026	THB	12,000,000	345,841
2.55%, 6/26/2020	THB	40,000,000	1,189,300
2.80%, 10/10/2017	THB	19,900,000	581,709
2.88%, 6/17/2046	THB	18,500,000	542,422
3.63%, 6/16/2023	THB	105,750,000	3,372,934
3.65%, 12/17/2021	THB	85,500,000	2,695,036
3.85%, 12/12/2025	THB	5,500,000	181,780
3.88%, 6/13/2019	THB	96,000,000	2,935,179
4.00%, 6/17/2066	THB	8,000,000	270,763
4.26%, 12/12/2037	THB	50,000,000	1,822,987
4.68%, 6/29/2044	THB	86,000,000	3,449,421
4.88%, 6/22/2029	THB	122,000,000	4,500,300
5.13%, 3/13/2018	THB	19,200,000	582,514

			22,470,186

UNITED KINGDOM — 7.6%
United Kingdom Treasury Bond:
1.25%, 7/22/2018	GBP	3,520,000	4,665,667
1.50%, 1/22/2021	GBP	1,850,000	2,532,824
1.50%, 7/22/2026	GBP	2,100,000	2,918,089
1.50%, 7/22/2047	GBP	2,500,000	3,278,676
1.75%, 7/22/2019	GBP	2,000,000	2,715,481
1.75%, 9/7/2022	GBP	1,825,000	2,567,498
2.00%, 7/22/2020	GBP	1,825,000	2,532,900
2.00%, 9/7/2025	GBP	1,600,000	2,319,058
2.25%, 9/7/2023	GBP	1,700,000	2,483,189
2.50%, 7/22/2065	GBP	825,000	1,481,998
2.75%, 9/7/2024	GBP	1,700,000	2,586,604
3.25%, 1/22/2044	GBP	1,820,000	3,284,413
3.50%, 1/22/2045	GBP	1,950,000	3,696,378
3.50%, 7/22/2068	GBP	1,300,000	2,981,096
3.75%, 9/7/2019	GBP	1,900,000	2,732,236
3.75%, 9/7/2020	GBP	1,700,000	2,520,929
3.75%, 9/7/2021	GBP	2,000,000	3,044,778
3.75%, 7/22/2052	GBP	1,500,000	3,207,932
4.00%, 3/7/2022	GBP	2,700,000	4,215,564
4.00%, 1/22/2060	GBP	1,370,000	3,281,210
4.25%, 12/7/2027	GBP	1,900,000	3,355,702
4.25%, 6/7/2032	GBP	2,550,000	4,765,853
4.25%, 3/7/2036	GBP	2,275,000	4,416,317
4.25%, 9/7/2039	GBP	1,724,000	3,456,631
4.25%, 12/7/2040	GBP	1,749,000	3,558,261
4.25%, 12/7/2046	GBP	1,350,000	2,923,334
4.25%, 12/7/2049	GBP	1,000,000	2,247,491
4.25%, 12/7/2055	GBP	1,900,000	4,566,108
4.50%, 3/7/2019	GBP	1,900,000	2,733,421
4.50%, 9/7/2034	GBP	2,200,000	4,321,936
4.50%, 12/7/2042	GBP	1,650,000	3,545,529
4.75%, 3/7/2020	GBP	2,040,000	3,070,694
4.75%, 12/7/2030	GBP	2,200,000	4,242,032
4.75%, 12/7/2038	GBP	1,500,000	3,180,030
5.00%, 3/7/2018	GBP	2,350,000	3,267,275
5.00%, 3/7/2025	GBP	1,950,000	3,443,580
6.00%, 12/7/2028	GBP	1,100,000	2,265,549
8.00%, 6/7/2021	GBP	1,700,000	3,004,200

			121,410,463

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,542,862,051)			1,558,283,960

		Shares
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c) (Cost $11,659,319)		11,659,319	11,659,319

TOTAL INVESTMENTS — 98.9% (Cost $1,554,521,370)			1,569,943,279
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%			17,951,607

NET ASSETS — 100.0%			$1,587,894,886

See accompanying Notes to Schedule of Investments

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 16.1% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The rate shown is the annualized seven-day yield at September 30, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

At September 30, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America, N.A.	USD 8,022,550	RUB 518,000,000	10/31/2016	147,950

				$147,950

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish New Lira

USD — U.S. Dollar

ZAR — South African Rand

See accompanying Notes to Schedule of Investments

SPDR Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$66,545,039	$—	$66,545,039
Austria	—	54,053,943	—	54,053,943
Belgium	—	72,689,929	—	72,689,929
Canada	—	71,046,568	—	71,046,568
Chile.	—	1,098,687	—	1,098,687
Czech Republic	—	9,492,149	—	9,492,149
Denmark	—	23,809,790	—	23,809,790
Finland	—	21,048,988	—	21,048,988
France	—	109,318,129	—	109,318,129
Germany	—	73,304,325	—	73,304,325
Hong Kong	—	1,600,573	—	1,600,573
Ireland	—	27,228,725	—	27,228,725
Israel.	—	11,926,681	—	11,926,681
Italy	—	106,083,395	—	106,083,395
Japan	—	369,594,699	—	369,594,699
Latvia	—	938,465	—	938,465
Lithuania.	—	1,092,989	—	1,092,989
Luxembourg	—	1,796,805	—	1,796,805
Malaysia	—	26,783,003	—	26,783,003
Mexico	—	29,800,046	—	29,800,046
Netherlands	—	72,480,454	—	72,480,454
New Zealand	—	10,764,708	—	10,764,708
Norway	—	8,944,616	—	8,944,616
Poland.	—	20,453,299	—	20,453,299
Singapore	—	14,618,111	—	14,618,111
Slovakia	—	6,645,765	—	6,645,765
Slovenia	—	4,852,903	—	4,852,903
South Africa	—	15,818,825	—	15,818,825
South Korea.	—	73,012,863	—	73,012,863
Spain	—	72,798,550	—	72,798,550
Sweden	—	15,843,436	—	15,843,436
Switzerland	—	18,916,853	—	18,916,853
Thailand	—	22,470,186	—	22,470,186
United Kingdom	—	121,410,463	—	121,410,463
Short-Term Investment	11,659,319	—	—	11,659,319

TOTAL INVESTMENTS	$11,659,319	$1,558,283,960	$—	$1,569,943,279

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	147,950	—	147,950

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$11,659,319	$1,558,431,910	$—	$1,570,091,229

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	8,711,754	$8,711,754	62,073,524	59,125,959	11,659,319	$11,659,319	$9,578	$—

TOTAL		$8,711,754				$11,659,319	$9,578	$—

See accompanying Notes to Schedule of Investments

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

CORPORATE BONDS & NOTES — 98.5%
AUSTRALIA — 2.5%
BHP Billiton Finance, Ltd.:
Series 11, 3.25%, 9/25/2024	GBP	200,000	$291,614
Series 12, 4.30%, 9/25/2042	GBP	200,000	335,017
Series 7, 2.13%, 11/29/2018	EUR	200,000	235,099
Series 9, 2.25%, 9/25/2020	EUR	200,000	244,291
Series MTN, 3.00%, 3/30/2020	AUD	240,000	184,921
Series MTN, 3.75%, 10/18/2017	AUD	100,000	77,418
Commonwealth Bank of Australia:
1.63%, 2/4/2019	EUR	200,000	233,430
4.38%, 2/25/2020	EUR	100,000	129,165
National Australia Bank, Ltd.:
1.25%, 5/18/2026	EUR	200,000	238,337
2.75%, 8/8/2022	EUR	250,000	322,029
Series GMTN, 0.88%, 1/20/2022 (a)	EUR	200,000	232,953
Series GMTN, 2.00%, 11/12/2020	EUR	100,000	121,413
Series GMTN, 4.00%, 7/13/2020	EUR	200,000	258,519
Telstra Corp., Ltd.:
2.50%, 9/15/2023	EUR	200,000	259,063
3.50%, 9/21/2022	EUR	100,000	134,564
4.25%, 3/23/2020	EUR	250,000	323,505
Westpac Banking Corp.:
4.13%, 5/25/2018	EUR	200,000	240,461
Series MTN, 4.50%, 2/25/2019	AUD	200,000	160,570

			4,022,369

BELGIUM — 2.1%
Anheuser-Busch InBev NV:
0.63%, 3/17/2020	EUR	400,000	458,834
1.50%, 4/18/2030	EUR	1,100,000	1,300,103
2.70%, 3/31/2026	EUR	300,000	397,412
2.75%, 3/17/2036	EUR	200,000	270,459
Series EMTN, 0.80%, 4/20/2023	EUR	800,000	928,345

			3,355,153

CANADA — 0.1%
Toronto-Dominion Bank 0.63%, 3/8/2021	EUR	200,000	230,155

DENMARK — 0.6%
AP Moeller — Maersk A/S 1.75%, 3/18/2021	EUR	200,000	235,101
Carlsberg Breweries A/S:
2.50%, 5/28/2024	EUR	100,000	127,316
3.38%, 10/13/2017	EUR	200,000	232,602
Danske Bank A/S:
0.50%, 5/6/2021	EUR	200,000	228,563
0.75%, 6/2/2023	EUR	100,000	115,564

			939,146

FINLAND — 0.1%
OP Corporate Bank PLC 0.75%, 3/3/2022	EUR	200,000	232,011

FRANCE — 14.2%
Air Liquide Finance SA 1.25%, 6/13/2028	EUR	200,000	240,165
Airbus Group Finance B.V. 2.38%, 4/2/2024	EUR	200,000	259,977

Autoroutes du Sud de la France SA 5.63%, 7/4/2022	EUR	300,000	443,561
Banque Federative du Credit Mutuel SA:
0.25%, 6/14/2019	EUR	300,000	339,323
1.25%, 1/14/2025	EUR	400,000	479,357
1.63%, 1/11/2018	EUR	200,000	229,632
1.63%, 1/19/2026	EUR	200,000	246,881
2.00%, 9/19/2019	EUR	200,000	238,166
2.63%, 2/24/2021	EUR	200,000	249,646
2.63%, 3/18/2024	EUR	300,000	392,793
3.00%, 11/28/2023	EUR	200,000	267,393
3.25%, 8/23/2022	EUR	100,000	132,361
4.13%, 7/20/2020	EUR	300,000	389,689
BNP Paribas SA:
1.50%, 5/25/2028	EUR	200,000	240,351
1.63%, 2/23/2026	EUR	200,000	245,407
2.00%, 1/28/2019	EUR	300,000	353,042
2.25%, 1/13/2021	EUR	300,000	368,337
2.38%, 5/20/2024	EUR	200,000	257,850
2.50%, 8/23/2019	EUR	100,000	120,516
2.88%, 11/27/2017	EUR	150,000	174,347
2.88%, 10/24/2022	EUR	200,000	260,051
2.88%, 9/26/2023	EUR	300,000	396,087
3.75%, 11/25/2020	EUR	400,000	518,146
4.13%, 1/14/2022	EUR	300,000	408,045
4.50%, 3/21/2023	EUR	300,000	427,827
Series EMTN, 1.13%, 1/15/2023	EUR	500,000	590,498
Bouygues SA:
3.64%, 10/29/2019	EUR	150,000	187,731
4.25%, 7/22/2020	EUR	200,000	261,238
BPCE SA:
0.63%, 4/20/2020	EUR	200,000	229,300
4.50%, 2/10/2022	EUR	200,000	276,311
Cap Gemini SA:
1.75%, 7/1/2020	EUR	200,000	236,945
2.50%, 7/1/2023	EUR	200,000	253,583
Carrefour SA:
1.75%, 5/22/2019	EUR	300,000	353,089
1.75%, 7/15/2022	EUR	100,000	121,929
1.88%, 12/19/2017	EUR	100,000	114,991
3.88%, 4/25/2021	EUR	150,000	198,218
4.00%, 4/9/2020	EUR	200,000	256,514
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	200,000	276,456
Credit Agricole SA:
0.75%, 12/1/2022	EUR	200,000	231,024
0.88%, 1/19/2022	EUR	200,000	232,962
1.25%, 4/14/2026	EUR	200,000	236,272
1.75%, 3/12/2018	EUR	300,000	345,990
1.88%, 10/18/2017	EUR	300,000	344,014
2.38%, 11/27/2020	EUR	100,000	123,211
2.38%, 5/20/2024	EUR	300,000	386,101
3.13%, 7/17/2023	EUR	200,000	267,036
3.13%, 2/5/2026	EUR	400,000	556,150
3.88%, 2/13/2019	EUR	100,000	122,721
5.13%, 4/18/2023	EUR	100,000	147,427
Danone SA 2.25%, 11/15/2021	EUR	200,000	249,888
Engie Alliance GIE Series EMTN, 5.75%, 6/24/2023	EUR	150,000	230,379

See accompanying Notes to Schedule of Investments

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

Engie SA:
1.38%, 5/19/2020	EUR	200,000	$236,751
2.38%, 5/19/2026	EUR	300,000	397,767
5.00%, 10/1/2060	GBP	200,000	460,134
6.38%, 1/18/2021	EUR	150,000	215,122
Holding d’Infrastructures de Transport SAS 4.88%, 10/27/2021	EUR	250,000	348,098
HSBC France SA:
1.63%, 12/3/2018	EUR	100,000	116,454
1.88%, 1/16/2020	EUR	200,000	238,238
Orange SA:
3.00%, 6/15/2022	EUR	400,000	523,029
3.88%, 4/9/2020	EUR	200,000	255,636
3.88%, 1/14/2021	EUR	200,000	262,129
5.63%, 5/22/2018	EUR	200,000	245,814
8.13%, 1/28/2033	EUR	200,000	452,766
Sanofi:
1.13%, 3/10/2022	EUR	200,000	237,567
1.75%, 9/10/2026	EUR	400,000	504,435
1.88%, 9/4/2020	EUR	200,000	241,015
2.50%, 11/14/2023	EUR	200,000	261,048
Societe Generale SA:
2.25%, 1/23/2020	EUR	100,000	120,674
2.38%, 2/28/2018	EUR	100,000	116,237
4.25%, 7/13/2022	EUR	500,000	691,688
4.75%, 3/2/2021	EUR	300,000	406,051
Total Capital Canada, Ltd.:
1.13%, 3/18/2022	EUR	300,000	356,466
2.13%, 9/18/2029	EUR	300,000	392,993
Total Capital International SA 2.50%, 3/25/2026	EUR	500,000	668,228
Total Capital SA 4.88%, 1/28/2019	EUR	200,000	251,072
Vivendi SA 0.75%, 5/26/2021	EUR	200,000	230,644

			22,738,984

GERMANY — 9.9%
Allianz Finance II B.V.:
3.50%, 2/14/2022	EUR	300,000	399,500
4.75%, 7/22/2019	EUR	350,000	447,200
Series 62, 4.50%, 3/13/2043	GBP	100,000	182,539
BASF SE:
1.50%, 10/1/2018	EUR	200,000	231,920
1.88%, 2/4/2021	EUR	100,000	121,926
Series 10Y, 2.00%, 12/5/2022	EUR	300,000	377,226
BMW Finance NV:
0.50%, 9/5/2018	EUR	300,000	340,654
3.25%, 1/14/2019	EUR	300,000	362,364
3.38%, 12/14/2018	GBP	100,000	137,289
3.63%, 1/29/2018	EUR	200,000	235,824
BMW US Capital LLC:
0.63%, 4/20/2022	EUR	100,000	115,196
1.13%, 9/18/2021	EUR	300,000	354,165
Commerzbank AG:
0.50%, 4/3/2018	EUR	200,000	225,703
4.00%, 9/16/2020	EUR	150,000	192,303
Daimler AG:
0.63%, 3/5/2020	EUR	300,000	344,147
1.38%, 5/11/2028	EUR	100,000	119,619
1.40%, 1/12/2024	EUR	200,000	242,451

1.50%, 11/19/2018	EUR	400,000	464,767
1.50%, 3/9/2026	EUR	400,000	490,633
Series EMTN, 0.88%, 1/12/2021	EUR	200,000	232,552
Deutsche Bank AG:
1.00%, 3/18/2019	EUR	100,000	109,758
1.13%, 3/17/2025	EUR	700,000	729,456
1.25%, 9/8/2021	EUR	200,000	216,622
2.38%, 1/11/2023	EUR	600,000	682,794
Deutsche Telekom International Finance B.V.:
1.50%, 4/3/2028	EUR	300,000	360,658
2.13%, 1/18/2021	EUR	300,000	367,675
4.25%, 7/13/2022	EUR	350,000	486,943
6.50%, 4/8/2022	GBP	100,000	167,233
E.ON International Finance B.V.:
5.50%, 10/2/2017	EUR	200,000	237,315
5.75%, 5/7/2020	EUR	300,000	407,358
5.88%, 10/30/2037	GBP	200,000	388,830
6.00%, 10/30/2019	GBP	100,000	149,633
6.38%, 6/7/2032	GBP	150,000	290,921
6.75%, 1/27/2039	GBP	150,000	321,060
innogy Finance BV:
6.13%, 7/6/2039	GBP	300,000	556,732
6.25%, 6/3/2030	GBP	50,000	88,407
6.50%, 8/10/2021	EUR	200,000	291,962
6.63%, 1/31/2019	EUR	100,000	129,564
Linde AG 1.75%, 9/17/2020	EUR	200,000	241,356
Merck Financial Services GmbH 4.50%, 3/24/2020	EUR	250,000	325,826
SAP SE:
1.13%, 2/20/2023	EUR	100,000	120,581
1.75%, 2/22/2027	EUR	200,000	255,495
Siemens Financieringsmaatschappij NV:
1.50%, 3/10/2020	EUR	200,000	237,980
1.75%, 3/12/2021	EUR	150,000	182,991
2.88%, 3/10/2028	EUR	200,000	285,104
5.63%, 6/11/2018	EUR	400,000	494,260
Volkswagen International Finance NV:
0.88%, 1/16/2023	EUR	200,000	228,591
1.63%, 1/16/2030	EUR	100,000	112,378
2.00%, 1/14/2020	EUR	100,000	118,977
2.00%, 3/26/2021	EUR	200,000	241,669
3.25%, 1/21/2019	EUR	200,000	241,012
Volkswagen Leasing GmbH:
2.38%, 9/6/2022	EUR	400,000	492,372
2.63%, 1/15/2024	EUR	200,000	250,660
Vonovia Finance B.V.:
1.63%, 12/15/2020	EUR	200,000	225,771
2.25%, 12/15/2023	EUR	200,000	250,485

			15,906,407

HONG KONG — 0.4%
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	500,000	587,315

INDIA — 0.1%
Bharti Airtel International Netherlands B.V. Series ., 4.00%, 12/10/2018	EUR	100,000	120,847

See accompanying Notes to Schedule of Investments

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

ISRAEL — 0.7%
Teva Pharmaceutical Finance IV B.V. 2.88%, 4/15/2019	EUR	200,000	$240,463
Teva Pharmaceutical Finance Netherlands II B.V. 1.25%, 3/31/2023	EUR	800,000	927,843

			1,168,306

ITALY — 6.6%
Assicurazioni Generali SpA:
2.88%, 1/14/2020	EUR	200,000	244,839
5.13%, 9/16/2024	EUR	300,000	450,137
Atlantia SpA 5.88%, 6/9/2024	EUR	200,000	318,001
Enel Finance International NV:
1.97%, 1/27/2025	EUR	434,000	541,846
5.00%, 9/14/2022	EUR	250,000	359,938
5.63%, 8/14/2024	GBP	150,000	246,450
5.75%, 9/14/2040	GBP	300,000	544,373
Eni SpA:
1.50%, 2/2/2026	EUR	100,000	119,261
3.25%, 7/10/2023	EUR	100,000	133,345
3.50%, 1/29/2018	EUR	150,000	176,402
3.63%, 1/29/2029	EUR	300,000	432,621
3.75%, 9/12/2025	EUR	150,000	212,363
4.00%, 6/29/2020	EUR	200,000	257,211
4.13%, 9/16/2019	EUR	500,000	629,198
4.25%, 2/3/2020	EUR	100,000	127,904
4.75%, 11/14/2017	EUR	200,000	236,704
Intesa Sanpaolo SpA:
1.13%, 1/14/2020	EUR	200,000	227,996
1.13%, 3/4/2022	EUR	115,000	130,719
2.00%, 6/18/2021	EUR	300,000	356,185
3.00%, 1/28/2019	EUR	300,000	357,123
4.00%, 11/9/2017	EUR	200,000	234,267
4.00%, 10/30/2023	EUR	200,000	267,689
4.13%, 4/14/2020	EUR	100,000	125,838
4.38%, 10/15/2019	EUR	300,000	375,637
Series GMTN, 4.00%, 11/8/20	EUR	300,000	363,372
Mediobanca SpA 0.88%, 11/14/2017	EUR	200,000	226,493
Snam SpA:
3.50%, 2/13/2020	EUR	200,000	251,146
3.88%, 3/19/2018	EUR	200,000	237,516
5.25%, 9/19/2022	EUR	200,000	291,891
Terna Rete Elettrica Nazionale SpA:
0.88%, 2/2/2022	EUR	200,000	233,258
4.75%, 3/15/2021	EUR	250,000	339,635
UniCredit SpA:
1.50%, 6/19/2019	EUR	400,000	459,389
3.25%, 1/14/2021	EUR	300,000	367,567
3.38%, 1/11/2018	EUR	100,000	116,840
3.63%, 1/24/2019	EUR	300,000	359,888
Unione di Banche Italiane SpA 2.88%, 2/18/2019	EUR	200,000	238,520

			10,591,562

JAPAN — 0.8%
Panasonic Corp. Series 12, 0.39%, 3/19/2020	JPY	100,000,000	996,657

Sumitomo Mitsui Financial Group, Inc. 1.55%, 6/15/2026	EUR	200,000	236,064

			1,232,721

LUXEMBOURG — 0.3%
Holcim Finance Luxembourg SA:
1.38%, 5/26/2023	EUR	200,000	236,830
2.25%, 5/26/2028	EUR	200,000	249,209

			486,039

MEXICO — 0.6%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	200,000	253,354
4.13%, 10/25/2019	EUR	100,000	125,747
4.38%, 8/7/2041	GBP	200,000	314,966
Fomento Economico Mexicano SABde CV 1.75%, 3/20/2023	EUR	200,000	236,960

			931,027

NETHERLANDS — 7.9%
ABN AMRO Bank NV:
1.00%, 4/16/2025	EUR	243,000	285,601
2.13%, 11/26/2020	EUR	200,000	244,257
2.50%, 11/29/2023	EUR	100,000	129,966
3.63%, 10/6/2017	EUR	200,000	233,244
4.13%, 3/28/2022	EUR	350,000	478,481
4.75%, 1/11/2019	EUR	200,000	249,436
ASML Holding NV 1.38%, 7/7/2026	EUR	200,000	234,594
Cooperatieve Rabobank UA:
1.25%, 3/23/2026	EUR	200,000	238,126
1.75%, 1/22/2019	EUR	300,000	351,318
2.38%, 5/22/2023	EUR	200,000	255,866
4.13%, 7/14/2025	EUR	550,000	808,394
Series EMTN, 3.50%, 10/17/2018	EUR	300,000	361,898
Series EMTN, 4.13%, 1/12/2021	EUR	400,000	527,621
Series EMTN, 4.38%, 6/7/2021	EUR	200,000	269,715
Series EMTN, 4.75%, 1/15/2018	EUR	500,000	597,211
Series EMTN, 4.75%, 6/6/2022	EUR	500,000	705,762
Series GMTN, 1.38%, 2/3/2027	EUR	400,000	479,223
Series GMTN, 4.00%, 1/11/2022	EUR	200,000	269,753
Series GMTN, 4.13%, 1/14/2020	EUR	700,000	893,953
Deutsche Telekom International Finance B.V. 0.63%, 4/3/2023	EUR	100,000	115,224
Enel Finance International NV 1.38%, 6/1/2026	EUR	200,000	237,082
Heineken NV 2.13%, 8/4/2020	EUR	200,000	242,787
ING Bank NV:
0.70%, 4/16/2020	EUR	300,000	345,045
1.25%, 12/13/2019	EUR	350,000	409,098
1.88%, 2/27/2018	EUR	200,000	230,840
4.50%, 2/21/2022	EUR	400,000	553,218
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029 .	GBP	150,000	260,006
Shell International Finance B.V.:
1.00%, 4/6/2022	EUR	100,000	117,836
1.25%, 3/15/2022	EUR	300,000	358,252
1.25%, 5/12/2028	EUR	400,000	475,900
1.63%, 3/24/2021	EUR	200,000	240,993
1.63%, 1/20/2027	EUR	200,000	248,275
1.88%, 9/15/2025	EUR	300,000	380,143

See accompanying Notes to Schedule of Investments

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

2.50%, 3/24/2026	EUR	200,000	$266,838
4.38%, 5/14/2018	EUR	500,000	602,525

			12,698,481

NORWAY — 0.5%
DNB Bank ASA:
3.88%, 6/29/2020	EUR	50,000	64,357
4.25%, 1/18/2022	EUR	200,000	272,326
4.38%, 2/24/2021	EUR	400,000	532,980

			869,663

PORTUGAL — 0.2%
EDP Finance B.V. 2.63%, 1/18/2022	EUR	300,000	359,897

SPAIN — 5.2%
Abertis Infraestructuras SA 1.38%, 5/20/2026	EUR	200,000	238,592
Banco Bilbao Vizcaya Argentaria SA 1.00%, 1/20/2021	EUR	200,000	232,541
BBVA Senior Finance SAU:
Series GMTN, 2.38%, 1/22/2019	EUR	200,000	236,719
Series GMTN, 3.75%, 1/17/2018	EUR	200,000	235,579
CaixaBank SA Series MTN, 3.13%, 5/14/2018	EUR	100,000	117,910
Criteria Caixa SAU:
1.63%, 4/21/2022	EUR	200,000	228,015
2.38%, 5/9/2019	EUR	100,000	118,123
Iberdrola Finanzas SA 4.13%, 3/23/2020	EUR	150,000	192,554
Iberdrola International B.V.:
1.13%, 4/21/2026	EUR	100,000	117,833
3.50%, 2/1/2021	EUR	400,000	515,177
Mapfre SA 1.63%, 5/19/2026	EUR	200,000	236,981
Repsol International Finance B.V.:
2.63%, 5/28/2020 (a)	EUR	200,000	244,078
3.63%, 10/7/2021	EUR	200,000	259,584
4.88%, 2/19/2019	EUR	100,000	125,116
Santander Consumer Finance SA:
0.90%, 2/18/2020	EUR	200,000	228,716
1.10%, 7/30/2018	EUR	200,000	228,779
Series EMTN, 1.50%, 11/12/2020	EUR	300,000	351,759
Santander International Debt SAU:
1.38%, 12/14/2022	EUR	200,000	236,059
4.00%, 1/24/2020	EUR	300,000	379,200
4.13%, 10/4/2017	EUR	150,000	175,556
Series EMTN, 1.38%, 3/3/2021	EUR	300,000	352,668
Telefonica Emisiones SAU:
1.46%, 4/13/2026	EUR	100,000	117,971
1.48%, 9/14/2021	EUR	200,000	237,969
2.24%, 5/27/2022	EUR	600,000	743,003
4.69%, 11/11/2019	EUR	200,000	256,884
4.71%, 1/20/2020	EUR	200,000	258,778
4.80%, 2/21/2018	EUR	200,000	239,687
5.38%, 2/2/2018	GBP	100,000	137,450
5.60%, 3/12/2020	GBP	100,000	148,982
Series GMTN, 3.96%, 3/26/2021	EUR	100,000	131,123
Series GMTN, 3.99%, 1/23/2023	EUR	700,000	956,819

			8,280,205

SWEDEN — 2.7%
Nordea Bank AB:
1.00%, 2/22/2023	EUR	100,000	117,794
1.13%, 2/12/2025	EUR	100,000	119,028
1.38%, 4/12/2018	EUR	300,000	344,614
2.00%, 2/17/2021	EUR	300,000	365,627
2.25%, 10/5/2017	EUR	100,000	115,066
3.25%, 7/5/2022	EUR	400,000	528,911
4.00%, 7/11/2019	EUR	200,000	250,003
4.00%, 6/29/2020	EUR	250,000	323,037
Skandinaviska Enskilda Banken AB:
2.00%, 2/19/2021	EUR	300,000	365,675
Series GMTN, 1.88%, 11/14/2019	EUR	200,000	238,336
Svenska Handelsbanken AB:
1.13%, 12/14/2022	EUR	400,000	475,044
2.25%, 6/14/2018	EUR	200,000	233,771
2.25%, 8/27/2020	EUR	200,000	244,172
2.63%, 8/23/2022	EUR	200,000	257,603
4.38%, 10/20/2021	EUR	200,000	273,384

			4,252,065

SWITZERLAND — 4.8%
ABB Finance B.V. 2.63%, 3/26/2019	EUR	200,000	239,664
Credit Suisse AG:
0.50%, 3/29/2018	EUR	200,000	226,265
0.63%, 11/20/2018	EUR	300,000	341,287
1.13%, 9/15/2020	EUR	300,000	349,580
1.38%, 11/29/2019	EUR	500,000	584,468
1.38%, 1/31/2022	EUR	200,000	236,593
1.50%, 4/10/2026	EUR	400,000	473,322
4.75%, 8/5/2019	EUR	850,000	1,081,080
Credit Suisse Group Funding Guernsey, Ltd.:
1.00%, 4/14/2023	CHF	150,000	155,658
1.25%, 4/14/2022	EUR	355,000	399,047
Glencore Finance Dubai, Ltd. 2.63%, 11/19/2018	EUR	200,000	233,195
Glencore Finance Europe SA:
1.25%, 3/17/2021	EUR	300,000	334,247
VRN, 4.63%, 4/3/2018	EUR	200,000	237,796
Roche Finance Europe B.V.:
0.88%, 2/25/2025	EUR	200,000	237,185
2.00%, 6/25/2018	EUR	200,000	233,202
Roche Holdings, Inc. 6.50%, 3/4/2021	EUR	250,000	362,528
UBS AG:
0.50%, 5/15/2018	EUR	100,000	113,363
1.13%, 6/30/2020	EUR	335,000	391,600
1.25%, 9/3/2021	EUR	300,000	356,013
6.00%, 4/18/2018	EUR	200,000	245,771
6.63%, 4/11/2018	GBP	150,000	212,036
UBS Group Funding Jersey, Ltd. 1.75%, 11/16/2022	EUR	600,000	715,317

			7,759,217

UNITED KINGDOM — 13.1%
Barclays Bank PLC 4.88%, 8/13/2019	EUR	400,000	513,548
Barclays PLC:
1.50%, 4/1/2022	EUR	300,000	343,340
1.88%, 3/23/2021	EUR	300,000	347,752

See accompanying Notes to Schedule of Investments

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

BG Energy Capital PLC: 3.00%, 11/16/2018	EUR	200,000	$239,170
5.00%, 11/4/2036	GBP	200,000	369,303
5.13%, 12/1/2025	GBP	150,000	253,165
BP Capital Markets PLC:
1.11%, 2/16/2023	EUR	300,000	351,136
1.37%, 3/3/2022	EUR	100,000	118,584
1.53%, 9/26/2022	EUR	200,000	239,809
1.57%, 2/16/2027	EUR	200,000	239,436
2.18%, 9/28/2021	EUR	200,000	246,667
2.97%, 2/27/2026	EUR	200,000	268,764
2.99%, 2/18/2019	EUR	400,000	481,679
3.83%, 10/6/2017	EUR	100,000	116,774
4.33%, 12/10/2018	GBP	100,000	139,936
British Telecommunications PLC:
1.13%, 6/10/2019	EUR	600,000	694,784
1.75%, 3/10/2026	EUR	300,000	368,452
Centrica PLC:
4.38%, 3/13/2029	GBP	200,000	326,974
7.00%, 9/19/2033	GBP	100,000	215,698
Diageo Finance PLC 1.13%, 5/20/2019	EUR	200,000	231,698
GlaxoSmithKline Capital PLC:
0.63%, 12/2/2019	EUR	500,000	573,229
4.25%, 12/18/2045	GBP	200,000	374,635
5.25%, 12/19/2033	GBP	200,000	389,328
5.25%, 4/10/2042	GBP	200,000	415,589
5.63%, 12/13/2017	EUR	100,000	120,196
6.38%, 3/9/2039	GBP	100,000	227,005
Heathrow Funding, Ltd.:
5.23%, 2/15/2023	GBP	100,000	159,563
5.88%, 5/13/2043	GBP	100,000	207,680
6.45%, 12/10/2031	GBP	150,000	303,721
6.75%, 12/3/2028	GBP	100,000	188,549
Series 0000, 4.63%, 10/31/2046	GBP	200,000	368,695
HSBC Bank PLC:
3.88%, 10/24/2018	EUR	400,000	486,021
4.00%, 1/15/2021	EUR	500,000	658,427
HSBC Holdings PLC:
1.50%, 3/15/2022	EUR	200,000	235,780
2.50%, 3/15/2027	EUR	600,000	761,353
Imperial Brands Finance PLC:
Series EMTN, 2.25%, 2/26/2021	EUR	200,000	242,676
Series EMTN, 9.00%, 2/17/2022	GBP	250,000	451,357
Lloyds Bank PLC:
1.00%, 11/19/2021	EUR	200,000	232,489
1.25%, 1/13/2025	EUR	300,000	354,558
1.38%, 9/8/2022	EUR	200,000	236,828
1.88%, 10/10/2018	EUR	200,000	233,132
5.38%, 9/3/2019	EUR	200,000	259,903
6.50%, 9/17/2040	GBP	150,000	323,527
Series EMTN, 0.63%, 4/20/2020	EUR	100,000	114,172
Nationwide Building Society:
1.13%, 6/3/2022	EUR	200,000	232,607
1.25%, 3/3/2025	EUR	300,000	351,304
5.63%, 9/9/2019	GBP	150,000	220,584
Royal Bank of Scotland PLC:
5.38%, 9/30/2019	EUR	350,000	451,803
5.50%, 3/23/2020	EUR	400,000	528,992

SABMiller Holdings, Inc. 1.88%, 1/20/2020	EUR	150,000	179,208
Santander UK PLC:
1.75%, 1/15/2018	EUR	200,000	229,578
1.88%, 2/17/2020	GBP	200,000	264,977
2.00%, 1/14/2019	EUR	100,000	117,064
Sky PLC:
1.50%, 9/15/2021	EUR	200,000	236,140
2.50%, 9/15/2026	EUR	200,000	250,290
Standard Chartered PLC:
1.63%, 11/20/2018	EUR	200,000	231,686
1.63%, 6/13/2021	EUR	200,000	236,919
4.38%, 1/18/2038	GBP	200,000	303,815
Vodafone Group PLC:
1.00%, 9/11/2020	EUR	100,000	115,872
1.88%, 9/11/2025	EUR	700,000	860,240
2.20%, 8/25/2026	EUR	1,000,000	1,250,081
4.65%, 1/20/2022	EUR	200,000	276,362
Western Power Distribution East Midlands PLC 5.25%, 1/17/2023	GBP	100,000	160,452
Western Power Distribution West Midlands PLC 5.75%, 4/16/2032	GBP	200,000	384,815

			20,907,871

UNITED STATES — 25.1%
Amgen, Inc.:
1.25%, 2/25/2022	EUR	200,000	235,834
4.00%, 9/13/2029	GBP	100,000	156,820
Apple, Inc.:
1.00%, 11/10/2022	EUR	500,000	590,431
1.38%, 1/17/2024	EUR	200,000	241,878
1.63%, 11/10/2026	EUR	200,000	247,594
2.00%, 9/17/2027	EUR	300,000	383,023
3.05%, 7/31/2029	GBP	100,000	147,559
Series MTN, 3.70%, 8/28/2022	AUD	200,000	161,654
AT&T, Inc.:
1.30%, 9/5/2023	EUR	200,000	237,234
1.45%, 6/1/2022	EUR	500,000	596,687
1.88%, 12/4/2020	EUR	100,000	120,422
2.40%, 3/15/2024	EUR	300,000	379,659
2.45%, 3/15/2035	EUR	100,000	121,948
2.45%, 3/15/2035	EUR	200,000	243,895
2.50%, 3/15/2023	EUR	200,000	252,629
2.65%, 12/17/2021	EUR	100,000	125,788
3.50%, 12/17/2025	EUR	200,000	276,541
3.55%, 12/17/2032	EUR	200,000	279,694
4.25%, 6/1/2043	GBP	200,000	306,386
4.38%, 9/14/2029	GBP	100,000	157,218
4.88%, 6/1/2044	GBP	200,000	338,174
7.00%, 4/30/2040	GBP	150,000	316,956
Bank of America Corp.:
1.38%, 9/10/2021	EUR	300,000	354,968
1.63%, 9/14/2022	EUR	300,000	358,569
1.88%, 1/10/2019	EUR	300,000	350,994
2.30%, 7/25/2025	GBP	100,000	130,836
2.38%, 6/19/2024	EUR	200,000	251,696
2.50%, 7/27/2020	EUR	150,000	183,502
6.13%, 9/15/2021	GBP	100,000	156,604
7.00%, 7/31/2028	GBP	400,000	752,460
7.75%, 4/30/2018	GBP	150,000	214,670

See accompanying Notes to Schedule of Investments

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value
Berkshire Hathaway, Inc.:
0.50%, 3/13/2020	EUR	100,000	$114,237
1.13%, 3/16/2027	EUR	300,000	344,531
1.30%, 3/15/2024	EUR	200,000	238,116
1.63%, 3/16/2035	EUR	200,000	229,950
Citigroup, Inc.:
1.38%, 10/27/2021	EUR	200,000	237,114
1.75%, 1/28/2025	EUR	400,000	483,374
2.38%, 5/22/2024	EUR	200,000	252,318
5.00%, 8/2/2019	EUR	650,000	832,206
7.38%, 9/4/2019	EUR	100,000	136,247
Coca-Cola Co.:
0.75%, 3/9/2023	EUR	300,000	349,825
1.13%, 3/9/2027	EUR	200,000	237,956
1.63%, 3/9/2035	EUR	300,000	371,303
1.88%, 9/22/2026	EUR	200,000	255,214
FedEx Corp. 1.63%, 1/11/2027	EUR	200,000	236,395
GE Capital European Funding:
0.80%, 1/21/2022	EUR	100,000	116,490
1.63%, 3/15/2018	EUR	100,000	115,193
2.25%, 7/20/2020	EUR	200,000	243,721
2.63%, 3/15/2023	EUR	300,000	388,874
2.88%, 6/18/2019	EUR	500,000	606,169
5.38%, 1/16/2018	EUR	100,000	120,337
5.38%, 1/23/2020	EUR	300,000	397,000
6.00%, 1/15/2019	EUR	100,000	127,944
General Electric Co.:
1.25%, 5/26/2023	EUR	200,000	239,177
1.88%, 5/28/2027	EUR	200,000	252,582
Goldman Sachs Group, Inc.:
0.75%, 5/10/2019	EUR	300,000	342,372
1.38%, 7/26/2022	EUR	100,000	117,502
1.63%, 7/27/2026	EUR	100,000	113,944
2.00%, 7/27/2023	EUR	100,000	120,978
2.13%, 9/30/2024	EUR	400,000	487,297
2.50%, 10/18/2021	EUR	100,000	123,635
2.63%, 8/19/2020	EUR	100,000	122,366
3.00%, 2/12/2031	EUR	300,000	383,293
3.25%, 2/1/2023	EUR	300,000	388,399
4.25%, 1/29/2026	GBP	100,000	148,794
5.13%, 10/23/2019	EUR	200,000	258,640
6.38%, 5/2/2018	EUR	350,000	432,667
Honeywell International, Inc.:
0.65%, 2/21/2020	EUR	200,000	229,264
1.30%, 2/22/2023	EUR	200,000	238,773
International Business Machines Corp.:
0.50%, 9/7/2021	EUR	200,000	229,732
1.25%, 5/26/2023	EUR	200,000	240,102
1.88%, 11/6/2020	EUR	200,000	242,261
2.75%, 12/21/2020	GBP	100,000	140,777
2.88%, 11/7/2025	EUR	200,000	272,892
Series 001, 1.38%, 11/19/2019	EUR	200,000	235,166
Johnson & Johnson:
0.25%, 1/20/2022	EUR	100,000	113,859
1.65%, 5/20/2035	EUR	300,000	381,382
4.75%, 11/6/2019	EUR	50,000	64,739
4.75%, 11/6/2019	EUR	150,000	194,218
JPMorgan Chase & Co.:
0.63%, 1/25/2024	EUR	100,000	111,969

1.38%, 9/16/2021	EUR	200,000	237,412
1.50%, 10/26/2022	EUR	300,000	359,028
1.50%, 1/27/2025	EUR	400,000	476,958
1.50%, 10/29/2026	EUR	400,000	473,016
1.88%, 11/21/2019	EUR	100,000	118,806
2.63%, 4/23/2021	EUR	100,000	124,847
2.75%, 8/24/2022	EUR	200,000	255,853
2.75%, 2/1/2023	EUR	200,000	256,846
2.88%, 5/24/2028	EUR	100,000	134,743
3.00%, 2/19/2026	EUR	300,000	401,837
3.88%, 9/23/2020	EUR	500,000	646,352
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	200,000	243,805
McDonald’s Corp. 1.00%, 11/15/2023	EUR	200,000	232,649
Merck & Co., Inc.:
1.13%, 10/15/2021	EUR	100,000	118,117
1.88%, 10/15/2026	EUR	200,000	253,596
Microsoft Corp.:
2.13%, 12/6/2021	EUR	300,000	373,277
3.13%, 12/6/2028	EUR	300,000	434,140
Mondelez International, Inc. 2.38%, 1/26/2021	EUR	200,000	245,073
Morgan Stanley:
1.75%, 3/11/2024	EUR	100,000	119,120
1.88%, 3/30/2023	EUR	300,000	362,468
Series GMTN, 1.75%, 1/30/2025	EUR	300,000	356,977
Series GMTN, 2.25%, 3/12/2018	EUR	500,000	579,674
Series GMTN, 2.38%, 3/31/2021	EUR	300,000	368,181
Series GMTN, 5.38%, 8/10/2020	EUR	300,000	403,944
Series GMTN, 5.50%, 10/2/2017	EUR	200,000	237,106
Oracle Corp. 2.25%, 1/10/2021	EUR	200,000	246,016
Pfizer, Inc.:
5.75%, 6/3/2021	EUR	350,000	497,763
6.50%, 6/3/2038	GBP	300,000	662,204
Philip Morris International, Inc.:
1.75%, 3/19/2020	EUR	200,000	238,103
2.88%, 3/3/2026	EUR	200,000	269,445
Priceline Group, Inc.:
1.80%, 3/3/2027	EUR	200,000	226,701
2.38%, 9/23/2024	EUR	200,000	244,285
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	200,000	239,538
2.00%, 8/16/2022	EUR	200,000	250,823
4.88%, 5/11/2027	EUR	200,000	326,325
5.13%, 10/24/2017	EUR	150,000	178,095
Thermo Fisher Scientific, Inc. 0.75%, 9/12/2024	EUR	200,000	225,467
Toyota Motor Credit Corp.:
0.75%, 7/21/2022	EUR	100,000	116,432
1.00%, 9/10/2021	EUR	200,000	235,721
1.80%, 7/23/2020	EUR	200,000	240,581
Verizon Communications, Inc.:
1.63%, 3/1/2024	EUR	200,000	241,937
2.38%, 2/17/2022	EUR	300,000	374,441
2.63%, 12/1/2031	EUR	200,000	260,096
3.25%, 2/17/2026	EUR	200,000	275,111
4.07%, 6/18/2024	GBP	100,000	152,508
4.75%, 2/17/2034	GBP	200,000	337,161

See accompanying Notes to Schedule of Investments

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

Wal-Mart Stores, Inc.:
4.88%, 9/21/2029	EUR	150,000	$253,669
4.88%, 1/19/2039	GBP	200,000	385,166
5.25%, 9/28/2035	GBP	150,000	295,143
5.63%, 3/27/2034	GBP	250,000	498,748
Wells Fargo & Co.:
1.13%, 10/29/2021	EUR	300,000	351,812
1.38%, 10/26/2026	EUR	300,000	350,344
1.50%, 9/12/2022	EUR	200,000	238,814
1.63%, 6/2/2025	EUR	300,000	361,080
2.00%, 4/27/2026	EUR	500,000	619,978
2.13%, 4/22/2022	GBP	300,000	405,407
2.13%, 6/4/2024	EUR	200,000	249,692
2.25%, 9/3/2020	EUR	100,000	121,755
2.25%, 5/2/2023	EUR	200,000	250,387
2.63%, 8/16/2022	EUR	250,000	317,471
4.63%, 11/2/2035	GBP	250,000	423,364

			40,109,025

TOTAL CORPORATE BONDS & NOTES (Cost $163,635,966)			157,778,466

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (b) (c)		14,309	$14,309
State Street Navigator Securities Lending Prime Portfolio (b) (d)		243,770	243,770

TOTAL SHORT-TERM INVESTMENTS (Cost $ 258,079)			258,079

TOTAL INVESTMENTS — 98.7% (Cost $ 163,894,045)			158,036,545
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%			2,099,752

NET ASSETS — 100.0%			$160,136,297

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2016.
(d)	Investment of cash collateral for securities loaned.

At September 30, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	JPY	57,000,000562,928	EUR	504,818	10/06/2016	$4,439
Westpac Banking Corp.	EUR	502,516564,779	JPY	57,000,000	10/06/2016	(1,851)
Westpac Banking Corp.	EUR	504,846568,179	JPY	57,000,000	11/04/2016	(4,578)
Westpac Banking Corp.	EUR	439,229494,330	JPY	50,000,000	11/04/2016	57

						$(1,933)

AUD — Australian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

USD — U.S. Dollar

See accompanying Notes to Schedule of Investments

SPDR Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Australia	$—	$4,022,369	$—	$4,022,369
Belgium	—	3,355,153	—	3,355,153
Canada	—	230,155	—	230,155
Denmark	—	939,146	—	939,146
Finland	—	232,011	—	232,011
France	—	22,738,984	—	22,738,984
Germany	—	15,906,407	—	15,906,407
Hong Kong	—	587,315	—	587,315
India	—	120,847	—	120,847
Israel	—	1,168,306	—	1,168,306
Italy.	—	10,591,562	—	10,591,562
Japan	—	1,232,721	—	1,232,721
Luxembourg	—	486,039	—	486,039
Mexico	—	931,027	—	931,027
Netherlands	—	12,698,481	—	12,698,481
Norway	—	869,663	—	869,663
Portugal	—	359,897	—	359,897
Spain	—	8,280,205	—	8,280,205
Sweden	—	4,252,065	—	4,252,065
Switzerland	—	7,759,217	—	7,759,217
United Kingdom	—	20,907,871	—	20,907,871
United States	—	40,109,025	—	40,109,025
Short-Term Investments	258,079	—	—	258,079

TOTAL INVESTMENTS	$258,079	$157,778,466	$—	$158,036,545

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	4,496	—	4,496

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$258,079	$157,782,962	$—	$158,041,041

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	(6,429)	—	(6,429)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(6,429)	$—	$(6,429)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	5,153	$5,153	119,817	110,661	14,309	$14,309	$26	$—
State Street Navigator Securities Lending Prime Portfolio	483,489	483,489	642,412	882,131	243,770	243,770	724	—

TOTAL		$488,642				$258,079	$750	$—

See accompanying Notes to Schedule of Investments

SPDR Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.6%
BRAZIL — 12.4%
Brazil Letras do Tesouro Nacional:
Zero Coupon, 10/1/2017	BRL	1,900,000	$519,993
Zero Coupon, 1/1/2018	BRL	3,400,000	907,414
Zero Coupon, 4/1/2018	BRL	10,365,000	2,697,369
Zero Coupon, 7/1/2018	BRL	5,250,000	1,330,906
Zero Coupon, 10/1/2018	BRL	3,100,000	766,922
Zero Coupon, 1/1/2019	BRL	18,400,000	4,434,820
Zero Coupon, 7/1/2019	BRL	6,750,000	1,542,678
Zero Coupon, 1/1/2020	BRL	15,700,000	3,391,038
Zero Coupon, 7/1/2020	BRL	800,000	163,797
Brazil Notas do Tesouro Nacional Serie F:
10.00%, 1/1/2021	BRL	6,000,000	1,760,728
10.00%, 1/1/2023	BRL	7,880,000	2,268,592
10.00%, 1/1/2025	BRL	6,650,000	1,892,996
10.00%, 1/1/2027	BRL	2,500,000	701,324
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	99,516
10.25%, 1/10/2028	BRL	500,000	156,209

			22,634,302

CHILE — 2.0%
Bonos del Banco Central de Chile en Pesos:
4.50%, 4/1/2020	CLP	140,000,000	217,837
4.50%, 6/1/2020	CLP	750,000,000	1,168,212
6.00%, 3/1/2018	CLP	20,000,000	31,360
6.00%, 6/1/2018	CLP	270,000,000	425,751
6.00%, 2/1/2021	CLP	455,000,000	749,386
6.00%, 3/1/2022	CLP	120,000,000	200,770
6.00%, 3/1/2023	CLP	250,000,000	422,314
Chile Government International Bond:
5.50%, 8/5/2020	CLP	45,000,000	72,650
5.50%, 8/5/2020	CLP	197,000,000	318,045

			3,606,325

COLOMBIA — 4.5%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	400,000,000	124,815
7.75%, 4/14/2021	COP	400,000,000	147,617
9.85%, 6/28/2027	COP	95,000,000	40,248
9.85%, 6/28/2027	COP	20,000,000	8,473
Colombian TES:
5.00%, 11/21/2018	COP	5,520,000,000	1,863,905
6.00%, 4/28/2028	COP	1,850,000,000	587,974
7.00%, 9/11/2019	COP	2,740,000,000	964,940
7.00%, 5/4/2022	COP	3,045,000,000	1,075,001
7.50%, 8/26/2026	COP	4,720,000,000	1,696,869
7.75%, 9/18/2030	COP	3,150,000,000	1,153,405
11.00%, 7/24/2020	COP	1,400,000,000	557,358

			8,220,605

CZECH REPUBLIC — 4.0%
Czech Republic Government Bond:
0.45%, 10/25/2023	CZK	3,000,000	128,259
0.85%, 3/17/2018	CZK	1,600,000	67,972
0.95%, 5/15/2030	CZK	2,000,000	87,490
1.00%, 6/26/2026	CZK	7,000,000	311,523
1.50%, 10/29/2019	CZK	30,250,000	1,326,410
2.40%, 9/17/2025	CZK	15,600,000	775,479
2.50%, 8/25/2028	CZK	5,000,000	258,804
3.75%, 9/12/2020	CZK	19,600,000	943,588
3.85%, 9/29/2021	CZK	18,400,000	919,951
4.20%, 12/4/2036	CZK	7,850,000	521,723
4.60%, 8/18/2018	CZK	13,200,000	602,117
4.70%, 9/12/2022	CZK	9,250,000	494,603
5.00%, 4/11/2019	CZK	13,850,000	655,020
5.70%, 5/25/2024	CZK	1,700,000	101,129

			7,194,068

HUNGARY — 3.7%
Hungary Government Bond:
2.50%, 6/22/2018	HUF	343,000,000	1,282,113
3.00%, 6/26/2024	HUF	123,000,000	459,498
3.50%, 6/24/2020	HUF	341,000,000	1,327,954
4.00%, 4/25/2018	HUF	88,000,000	337,502
5.50%, 6/24/2025	HUF	202,200,000	892,159
6.00%, 11/24/2023	HUF	172,000,000	775,038
6.50%, 6/24/2019	HUF	147,000,000	610,118
6.75%, 10/22/2028	HUF	70,000,000	351,186
7.00%, 6/24/2022	HUF	29,000,000	132,591
7.50%, 11/12/2020	HUF	121,200,000	543,602

			6,711,761

INDONESIA — 7.2%
Indonesia Treasury Bond:
5.25%, 5/15/2018	IDR	6,100,000,000	457,348
5.63%, 5/15/2023	IDR	6,500,000,000	464,115
6.13%, 5/15/2028	IDR	6,500,000,000	454,984
6.38%, 4/15/2042	IDR	1,700,000,000	112,725
6.63%, 5/15/2033	IDR	1,500,000,000	105,821
7.00%, 5/15/2022	IDR	2,290,000,000	176,619
7.00%, 5/15/2027	IDR	2,300,000,000	175,351
7.88%, 4/15/2019	IDR	9,800,000,000	774,929
8.25%, 7/15/2021	IDR	27,800,000,000	2,247,261
8.25%, 6/15/2032	IDR	3,710,000,000	308,376
8.25%, 5/15/2036	IDR	15,200,000,000	1,255,268
8.38%, 3/15/2024	IDR	8,600,000,000	712,658
8.38%, 9/15/2026	IDR	32,600,000,000	2,713,956
8.38%, 3/15/2034	IDR	830,000,000	69,320
8.75%, 5/15/2031	IDR	21,850,000,000	1,882,547
9.00%, 3/15/2029	IDR	6,000,000,000	524,098
9.50%, 5/15/2041	IDR	1,000,000,000	91,671
9.75%, 5/15/2037	IDR	1,250,000,000	115,427
12.80%, 6/15/2021	IDR	350,000,000	32,973
Perusahaan Penerbit SBSN Indonesia
Series PBS, 8.25%, 9/15/2020	IDR	5,000,000,000	399,414

			13,074,861

See accompanying Notes to Schedule of Investments

SPDR Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

ISRAEL — 4.8%
Israel Government Bond:
0.50%, 10/31/2018	ILS	1,925,000	$515,230
1.00%, 4/30/2021	ILS	1,620,000	434,811
1.25%, 10/31/2017	ILS	550,000	148,342
1.75%, 8/31/2025	ILS	1,955,000	521,780
2.25%, 5/31/2019	ILS	2,520,000	704,328
3.75%, 3/31/2024	ILS	2,005,000	621,411
4.00%, 1/31/2018	ILS	2,500,000	700,235
4.25%, 3/31/2023	ILS	2,650,000	838,092
5.00%, 1/31/2020	ILS	3,350,000	1,024,706
5.50%, 1/31/2022	ILS	1,970,000	648,493
5.50%, 1/31/2042	ILS	2,825,000	1,111,246
6.00%, 2/28/2019	ILS	1,450,000	438,941
6.25%, 10/30/2026	ILS	2,520,000	949,107

			8,656,722

MALAYSIA — 7.8%
Malaysia Government Bond:
3.26%, 3/1/2018	MYR	910,000	222,188
3.48%, 3/15/2023	MYR	1,010,000	244,148
3.49%, 3/31/2020	MYR	1,200,000	292,851
3.50%, 5/31/2027	MYR	600,000	141,334
3.58%, 9/28/2018	MYR	2,100,000	516,725
3.65%, 10/31/2019	MYR	1,130,000	278,432
3.66%, 10/15/2020	MYR	3,700,000	909,001
3.73%, 6/15/2028	MYR	240,000	57,629
3.76%, 3/15/2019	MYR	3,825,000	943,990
3.80%, 8/17/2023	MYR	1,300,000	320,827
3.84%, 4/15/2033	MYR	1,120,000	260,022
3.89%, 7/31/2020	MYR	500,000	123,702
3.89%, 3/15/2027	MYR	600,000	146,294
3.90%, 11/30/2026	MYR	350,000	86,992
3.96%, 9/15/2025	MYR	1,150,000	283,673
4.05%, 9/30/2021	MYR	2,000,000	500,610
4.13%, 4/15/2032	MYR	800,000	193,586
4.18%, 7/15/2024	MYR	200,000	50,305
4.23%, 6/30/2031	MYR	3,850,000	963,920
4.24%, 2/7/2018	MYR	850,000	210,038
4.25%, 5/31/2035	MYR	500,000	122,915
4.38%, 11/29/2019	MYR	4,850,000	1,220,586
4.74%, 3/15/2046	MYR	800,000	202,148
4.84%, 7/15/2025	MYR	170,000	44,565
4.94%, 9/30/2043	MYR	300,000	76,780
Malaysia Government Investment Issue:
3.51%, 5/15/2018	MYR	3,200,000	783,579
3.68%, 11/23/2017	MYR	1,300,000	318,246
3.74%, 8/26/2021	MYR	3,900,000	962,430
3.80%, 8/27/2020	MYR	2,600,000	639,970
4.07%, 9/30/2026	MYR	5,200,000	1,305,123
4.19%, 7/15/2022	MYR	2,200,000	550,007
4.39%, 7/7/2023	MYR	2,200,000	559,316
4.44%, 5/22/2024	MYR	2,300,000	584,813

			14,116,745

MEXICO — 8.3%
Mexican Bonos:
4.75%, 6/14/2018	MXN	46,300,000	2,370,832
5.00%, 12/11/2019	MXN	16,800,000	852,039

5.75%, 3/5/2026	MXN	17,850,000	904,386
6.50%, 6/10/2021	MXN	14,000,000	745,270
6.50%, 6/9/2022	MXN	12,300,000	656,368
7.75%, 5/29/2031	MXN	18,800,000	1,098,812
7.75%, 11/23/2034	MXN	14,550,000	853,448
7.75%, 11/13/2042	MXN	18,800,000	1,121,685
8.00%, 6/11/2020	MXN	20,400,000	1,136,363
8.00%, 12/7/2023	MXN	7,050,000	409,527
8.50%, 12/13/2018	MXN	29,900,000	1,638,769
8.50%, 5/31/2029	MXN	10,750,000	663,758
8.50%, 11/18/2038	MXN	8,750,000	557,111
10.00%, 12/5/2024	MXN	20,300,000	1,325,074
10.00%, 11/20/2036	MXN	10,000,000	720,205

			15,053,647

PERU — 2.4%
Peruvian Government International Bond:
5.20%, 9/12/2023	PEN	2,600,000	767,749
5.70%, 8/12/2024	PEN	2,330,000	701,437
6.71%, 2/12/2055	PEN	250,000	74,469
6.85%, 2/12/2042	PEN	2,130,000	664,451
6.90%, 8/12/2037	PEN	1,350,000	428,545
6.95%, 8/12/2031	PEN	2,860,000	912,998
7.84%, 8/12/2020	PEN	1,410,000	460,093
8.20%, 8/12/2026	PEN	1,070,000	372,989

			4,382,731

PHILIPPINES — 4.4%
Philippine Government Bond:
2.13%, 5/23/2018	PHP	6,400,000	131,547
3.38%, 8/20/2020	PHP	34,000,000	712,434
3.50%, 3/20/2021	PHP	58,000,000	1,218,293
3.50%, 4/21/2023	PHP	3,500,000	72,382
3.50%, 9/20/2026	PHP	22,000,000	447,621
3.63%, 9/9/2025	PHP	66,500,000	1,366,586
3.63%, 3/21/2033	PHP	13,150,000	259,790
3.88%, 11/22/2019	PHP	38,660,000	822,730
4.13%, 8/20/2024	PHP	1,700,000	36,292
4.63%, 9/9/2040	PHP	40,500,000	881,211
5.00%, 8/18/2018	PHP	5,400,000	116,666
5.88%, 12/16/2020	PHP	7,950,000	184,154
6.13%, 10/24/2037	PHP	6,500,000	169,398
6.38%, 1/19/2022	PHP	4,700,000	111,871
8.00%, 7/19/2031	PHP	30,287,338	909,694
8.13%, 12/16/2035	PHP	13,300,000	415,140
Philippine Government International Bond
6.25%, 1/14/2036	PHP	10,000,000	238,684

			8,094,493

POLAND — 4.5%
Poland Government Bond:
Zero Coupon, 10/25/2018	PLN	1,600,000	403,245
1.50%, 4/25/2020	PLN	4,700,000	1,203,321
1.75%, 7/25/2021	PLN	2,900,000	738,133
2.00%, 4/25/2021	PLN	2,900,000	750,390
2.50%, 7/25/2018	PLN	2,350,000	622,352
2.50%, 7/25/2026	PLN	2,200,000	554,404
3.25%, 7/25/2025	PLN	3,460,000	932,496

See accompanying Notes to Schedule of Investments

SPDR Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

3.75%, 4/25/2018	PLN	3,500,000	$943,185
4.00%, 10/25/2023	PLN	2,200,000	623,784
5.25%, 10/25/2017	PLN	585,000	158,686
5.75%, 10/25/2021	PLN	500,000	151,554
5.75%, 9/23/2022	PLN	3,600,000	1,112,728

			8,194,278

ROMANIA — 2.8%
Romania Government Bond:
2.25%, 2/26/2020	RON	3,900,000	999,125
2.50%, 4/29/2019	RON	2,500,000	648,096
3.25%, 1/17/2018	RON	1,000,000	260,203
3.25%, 3/22/2021	RON	490,000	129,495
4.75%, 2/24/2025	RON	2,250,000	646,641
5.75%, 4/29/2020	RON	2,410,000	690,519
5.80%, 7/26/2027	RON	1,050,000	330,689
5.85%, 4/26/2023	RON	1,700,000	513,142
5.95%, 6/11/2021	RON	3,050,000	898,705

			5,116,615

RUSSIA — 3.7%
Russian Federal Bond — OFZ:
6.20%, 1/31/2018	RUB	5,500,000	84,742
6.20%, 1/31/2018	RUB	7,000,000	107,853
6.40%, 5/27/2020	RUB	11,000,000	164,074
6.70%, 5/15/2019	RUB	27,000,000	411,076
6.80%, 12/11/2019	RUB	35,400,000	536,719
7.00%, 1/25/2023	RUB	19,000,000	284,271
7.00%, 8/16/2023	RUB	38,412,000	573,548
7.05%, 1/19/2028	RUB	4,200,000	61,880
7.50%, 3/15/2018	RUB	20,500,000	321,299
7.50%, 2/27/2019	RUB	38,000,000	591,213
7.50%, 8/18/2021	RUB	70,900,000	1,091,717
7.60%, 7/20/2022	RUB	40,000,000	616,871
7.75%, 9/16/2026	RUB	12,000,000	186,414
8.15%, 2/3/2027	RUB	45,000,000	721,193
8.50%, 9/17/2031	RUB	50,500,000	823,756
Russian Foreign Bond — Eurobond
Series REGS, 7.85%, 3/10/2018	RUB	5,000,000	78,402

			6,655,028

SOUTH AFRICA — 4.5%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	8,500,000	450,984
6.50%, 2/28/2041	ZAR	8,300,000	440,958
6.75%, 3/31/2021	ZAR	2,900,000	200,807
7.00%, 2/28/2031	ZAR	9,900,000	601,367
7.25%, 1/15/2020	ZAR	11,350,000	810,110
7.75%, 2/28/2023	ZAR	11,550,000	815,146
8.00%, 12/21/2018	ZAR	2,950,000	215,762
8.00%, 1/31/2030	ZAR	25,500,000	1,706,105
8.25%, 3/31/2032	ZAR	2,700,000	181,506
8.50%, 1/31/2037	ZAR	8,800,000	591,720
8.75%, 1/31/2044	ZAR	8,600,000	585,064
8.75%, 2/28/2048	ZAR	12,800,000	868,925
8.88%, 2/28/2035	ZAR	4,000,000	281,423
9.00%, 1/31/2040	ZAR	4,000,000	281,646
10.50%, 12/21/2026	ZAR	1,800,000	146,801

			8,178,324

SOUTH KOREA — 12.7%
Korea Treasury Bond:
1.50%, 6/10/2019	KRW	360,000,000	329,030
1.63%, 6/10/2018	KRW	1,785,000,000	1,629,140
1.75%, 12/10/2018	KRW	1,355,000,000	1,242,550
1.88%, 6/10/2026	KRW	1,575,000,000	1,491,408
2.00%, 12/10/2017	KRW	750,000,000	686,108
2.00%, 3/10/2020	KRW	1,000,000,000	929,092
2.00%, 9/10/2020	KRW	1,000,000,000	932,231
2.00%, 3/10/2021	KRW	1,675,000,000	1,566,502
2.00%, 3/10/2046	KRW	1,450,000,000	1,490,631
2.25%, 6/10/2025	KRW	100,000,000	96,971
2.25%, 12/10/2025	KRW	1,800,000,000	1,752,546
2.63%, 9/10/2035	KRW	1,670,000,000	1,810,319
2.75%, 3/10/2018	KRW	2,259,000,000	2,091,698
2.75%, 9/10/2019	KRW	800,000,000	756,700
3.00%, 3/10/2023	KRW	580,000,000	580,160
3.00%, 9/10/2024	KRW	100,000,000	101,783
3.00%, 12/10/2042	KRW	265,000,000	322,039
3.13%, 3/10/2019	KRW	1,230,000,000	1,165,617
3.25%, 9/10/2018	KRW	100,000,000	94,160
3.38%, 9/10/2023	KRW	400,000,000	411,635
3.50%, 3/10/2024	KRW	1,560,000,000	1,629,994
3.75%, 6/10/2022	KRW	100,000,000	102,925
3.75%, 12/10/2033	KRW	110,000,000	134,994
4.00%, 12/10/2031	KRW	395,000,000	484,216
4.25%, 6/10/2021	KRW	467,000,000	480,519
4.75%, 12/10/2030	KRW	620,000,000	802,580

			23,115,548

THAILAND — 4.5%
Thailand Government Bond:
2.55%, 6/26/2020	THB	14,500,000	431,121
2.80%, 10/10/2017	THB	11,900,000	347,856
2.88%, 6/17/2046	THB	2,885,000	84,588
3.40%, 6/17/2036	THB	34,750,000	1,128,232
3.45%, 3/8/2019	THB	9,500,000	286,048
3.58%, 12/17/2027	THB	9,850,000	321,900
3.63%, 6/16/2023	THB	29,730,000	948,249
3.65%, 12/17/2021	THB	35,050,000	1,104,807
3.65%, 6/20/2031	THB	3,700,000	121,268
3.78%, 6/25/2032	THB	5,700,000	189,360
3.80%, 6/14/2041	THB	17,000,000	587,461
3.85%, 12/12/2025	THB	16,700,000	551,950
3.88%, 6/13/2019	THB	14,000,000	428,047
4.68%, 6/29/2044	THB	6,000,000	240,657
4.85%, 6/17/2061	THB	2,000,000	79,423
4.88%, 6/22/2029	THB	31,335,000	1,155,876
5.13%, 3/13/2018	THB	7,000,000	212,375

			8,219,218

TURKEY — 4.4%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	1,350,000	401,494
7.40%, 2/5/2020	TRY	1,325,000	422,988
8.00%, 3/12/2025	TRY	1,100,000	335,736
8.50%, 7/10/2019	TRY	900,000	298,537
8.50%, 9/14/2022	TRY	900,000	289,409
8.80%, 11/14/2018	TRY	4,000,000	1,339,526
8.80%, 9/27/2023	TRY	1,130,000	364,151

See accompanying Notes to Schedule of Investments

SPDR Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description		Principal Amount	Value

9.00%, 7/24/2024	TRY	1,275,000	$413,690
9.40%, 7/8/2020	TRY	3,050,000	1,030,243
9.50%, 1/12/2022	TRY	1,675,000	564,944
10.40%, 3/20/2024	TRY	850,000	297,354
10.50%, 1/15/2020	TRY	1,650,000	577,090
10.60%, 2/11/2026	TRY	1,340,000	476,080
10.70%, 2/17/2021	TRY	3,500,000	1,234,337

			8,045,579

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $180,412,558)			179,270,850

		Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (a) (b) (Cost $171,448)		171,448	171,448

TOTAL INVESTMENTS — 98.7%
(Cost $180,584,006)			179,442,298
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%			2,353,378

NET ASSETS — 100.0%			$181,795,676

(a)	The rate shown is the annualized seven-day yield at September 30, 2016.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

At September 30, 2016, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSBC Bank PLC	USD 3,497,444	KRW 3,900,000,000	10/06/2016	43,743
HSBC Bank PLC	KRW 3,900,000,000	USD 3,467,283	10/06/2016	(73,904)

				$(30,161)

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

HUF — Hungary Forint

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

THB — Thai Baht

TRY — Turkish New Lira

USD — U.S. Dollar

ZAR — South African Rand

See accompanying Notes to Schedule of Investments

SPDR Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Brazil	$—	$22,634,302	$—	$22,634,302
Chile	—	3,606,325	—	3,606,325
Colombia	—	8,220,605	—	8,220,605
Czech Republic	—	7,194,068	—	7,194,068
Hungary	—	6,711,761	—	6,711,761
Indonesia	—	13,074,861	—	13,074,861
Israel	—	8,656,722	—	8,656,722
Malaysia	—	14,116,745	—	14,116,745
Mexico	—	15,053,647	—	15,053,647
Peru.	—	4,382,731	—	4,382,731
Philippines	—	8,094,493	—	8,094,493
Poland	—	8,194,278	—	8,194,278
Romania	—	5,116,615	—	5,116,615
Russia	—	6,655,028	—	6,655,028
South Africa	—	8,178,324	—	8,178,324
South Korea	—	23,115,548	—	23,115,548
Thailand	—	8,219,218	—	8,219,218
Turkey	—	8,045,579	—	8,045,579
Short-Term Investment	171,448	—	—	171,448

TOTAL INVESTMENTS	$171,448	$179,270,850	$—	$179,442,298

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	43,743	—	43,743

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$171,448	$179,314,593	$—	$179,486,041

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	(73,904)	—	(73,904)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(73,904)	$—	$(73,904)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	$1,945,965	$1,945,965	$27,109,372	$28,883,889	$171,448	$171,448	$1,132	$—

TOTAL		$1,945,965				$171,448	$1,132	$—

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCK — 0.0%(a)
OIL, GAS & CONSUMABLE FUELS — 0.0%(a)
Stone Energy Corp. (b)(c) (Cost $621,785)	50,000	$594,000

	Principal Amount
CORPORATE BONDS & NOTES — 97.9%
ADVERTISING — 0.6%
Acosta, Inc. 7.75%, 10/1/2022 (c) (d)	$13,374,000	11,000,115
Lamar Media Corp.:
5.00%, 5/1/2023	12,098,000	12,786,074
5.38%, 1/15/2024	5,961,000	6,303,758
5.88%, 2/1/2022	7,231,000	7,538,317
MDC Partners, Inc. 6.50%, 5/1/2024 (c) (d)	17,475,000	16,208,062
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/2022	10,010,000	10,385,375
5.63%, 2/15/2024	5,647,000	5,858,763

		70,080,464

AEROSPACE & DEFENSE — 0.7%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/2020 (c) (d)	11,826,000	9,372,105
KLX, Inc. 5.88%, 12/1/2022 (d)	18,693,000	19,300,522
TransDigm, Inc.:
6.00%, 7/15/2022 (c)	17,130,000	18,114,975
6.38%, 6/15/2026 (d)	22,903,000	23,704,605
6.50%, 7/15/2024 (c)	18,281,000	19,195,050

		89,687,257

AGRICULTURE — 0.2%
Alliance One International, Inc. 9.88%, 7/15/2021 (c)	13,152,000	11,146,320
Vector Group, Ltd. 7.75%, 2/15/2021	10,200,000	10,717,140

		21,863,460

AIRLINES — 0.2%
American Airlines Group, Inc.:
4.63%, 3/1/2020 (c) (d)	4,401,000	4,428,286
5.50%, 10/1/2019 (d)	19,499,000	20,302,359
6.13%, 6/1/2018 (c)	6,004,000	6,289,190

		31,019,835

APPAREL — 0.3%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (d)	8,288,000	8,505,974
4.88%, 5/15/2026 (d)	19,467,000	20,144,452
Levi Strauss & Co. 6.88%, 5/1/2022	7,944,000	8,420,640

		37,071,066

AUTO MANUFACTURERS — 0.6%
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020 (c)	27,022,000	27,765,105
5.25%, 4/15/2023 (c)	20,250,000	20,806,875

Jaguar Land Rover Automotive PLC:
4.13%, 12/15/2018 (d)	4,910,000	5,072,030
4.25%, 11/15/2019 (d)	16,041,000	16,782,896
5.63%, 2/1/2023 (c) (d)	7,131,000	7,487,550

		77,914,456

AUTO PARTS & EQUIPMENT — 1.7%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (d)	13,460,000	13,443,848
Allison Transmission, Inc. 5.00%, 10/1/2024 (d)	14,970,000	15,306,825
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022 (c)	9,787,000	10,368,103
Goodyear Tire & Rubber Co.:
5.00%, 5/31/2026	17,508,000	18,022,297
5.13%, 11/15/2023	21,507,000	22,421,047
7.00%, 5/15/2022	4,435,000	4,717,731
IHO Verwaltungs GmbH PIK, 4.13%, 9/15/2021 (d)	3,135,000	3,183,906
Lear Corp. 5.25%, 1/15/2025	9,070,000	9,707,491
MPG Holdco I, Inc. 7.38%, 10/15/2022 (c)	10,193,000	10,422,343
Schaeffler Finance B.V.:
4.25%, 5/15/2021 (d)	5,573,000	5,719,013
4.75%, 5/15/2021 (d)	18,111,000	18,755,752
4.75%, 5/15/2023 (d)	7,200,000	7,443,000
Tenneco, Inc. 5.00%, 7/15/2026	8,053,000	8,173,795
ZF North America Capital, Inc.:
4.00%, 4/29/2020 (c) (d)	9,484,000	10,041,659
4.50%, 4/29/2022 (d)	21,219,000	22,500,628
4.75%, 4/29/2025 (d)	25,102,000	26,326,978

		206,554,416

BANKS — 2.3%
CIT Group, Inc.:
4.25%, 8/15/2017	4,000,000	4,077,200
5.00%, 8/15/2022 (c)	8,211,000	8,703,660
5.25%, 3/15/2018	21,112,000	21,903,700
5.50%, 2/15/2019 (d)	35,124,000	37,033,867
Deutsche Bank AG:
5 year USD Swap + 2.25%, 4.30%, 5/24/2028 (e)	33,650,000	29,275,500
4.50%, 4/1/2025 (c)	16,300,000	14,792,250
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (d)	32,684,000	30,055,226
5.71%, 1/15/2026 (d)	32,050,000	30,133,410
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024 (c)	37,826,000	37,818,435
6.00%, 12/19/2023	24,488,000	25,604,653
6.13%, 12/15/2022	44,864,000	47,596,218

		286,994,119

BEVERAGES — 0.4%
Constellation Brands, Inc.:
3.75%, 5/1/2021	2,877,000	3,042,428
4.25%, 5/1/2023	8,775,000	9,290,970
6.00%, 5/1/2022	19,271,000	22,161,650

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Cott Beverages, Inc.:
5.38%, 7/1/2022	$6,606,000	$6,804,180
6.75%, 1/1/2020	11,830,000	12,303,200

		53,602,428

BIOTECHNOLOGY — 0.2%
AMAG Pharmaceuticals, Inc. 7.88%, 9/1/2023 (c) (d)	8,825,000	8,427,875
Concordia International Corp.:
7.00%, 4/15/2023 (c) (d)	10,973,000	6,967,855
9.50%, 10/21/2022 (c) (d)	14,870,000	10,223,125

		25,618,855

CHEMICALS — 2.6%
Ashland LLC 3.88%, 4/15/2018	5,612,000	5,738,270
Ashland LLC 4.75%, 8/15/2022 (c)	22,043,000	22,922,516
Axalta Coating Systems LLC 4.88%, 8/15/2024 (d)	9,025,000	9,228,062
Blue Cube Spinco, Inc.:
9.75%, 10/15/2023 (c) (d)	18,100,000	21,267,500
10.00%, 10/15/2025 (d)	4,045,000	4,793,325
Chemours Co.:
6.63%, 5/15/2023 (c)	26,034,000	25,448,235
7.00%, 5/15/2025	11,645,000	11,528,550
Consolidated Energy Finance SA 6.75%, 10/15/2019 (c) (d)	20,721,000	20,211,263
CVR Partners L.P. / CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (c) (d)	14,850,000	14,367,375
Hexion, Inc. 6.63%, 4/15/2020 (c)	28,186,000	24,733,215
Huntsman International LLC 4.88%, 11/15/2020 (c)	9,179,000	9,546,160
INEOS Group Holdings SA:
5.63%, 8/1/2024 (c) (d)	8,161,075	7,988,060
5.88%, 2/15/2019 (c) (d)	11,793,000	12,073,084
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	21,278,000	17,793,727
Platform Specialty Products Corp.:
6.50%, 2/1/2022 (c) (d)	22,408,000	21,780,576
10.38%, 5/1/2021 (d)	5,765,000	6,211,788
PolyOne Corp. 5.25%, 3/15/2023	8,017,000	8,298,397
PQ Corp. 6.75%, 11/15/2022 (d)	10,709,000	11,324,767
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (d)	9,676,000	8,871,683
TPC Group, Inc. 8.75%, 12/15/2020 (d)	12,883,000	9,992,055
Tronox Finance LLC:
6.38%, 8/15/2020 (c)	16,811,000	15,382,065
7.50%, 3/15/2022 (d)	10,948,000	10,017,420
Westlake Chemical Corp. 4.63%, 2/15/2021 (d)	9,331,000	9,824,325
WR Grace & Co-Conn 5.13%, 10/1/2021 (d)	10,537,000	11,169,220

		320,511,638

COAL — 0.3%
CONSOL Energy, Inc.:
5.88%, 4/15/2022 (c)	30,590,000	28,142,800
8.00%, 4/1/2023 (c)	10,126,000	9,771,590

		37,914,390

COMMERCIAL SERVICES — 3.5%
ADT Corp. 4.88%, 7/15/2032 (d)	21,418,000	18,633,660
ADT Corp.:
3.50%, 7/15/2022	13,835,000	13,316,188
6.25%, 10/15/2021 (c)	14,609,000	15,960,332
Ahern Rentals, Inc. 7.38%, 5/15/2023 (d)	10,246,000	6,634,285
APX Group, Inc.:
6.38%, 12/1/2019 (c)	8,037,000	8,177,648
7.88%, 12/1/2022 (c)	9,859,000	10,302,655
7.88%, 12/1/2022 (d)	1,000,000	1,045,000
8.75%, 12/1/2020	20,344,000	19,937,120
Ashtead Capital, Inc.:
5.63%, 10/1/2024 (c) (d)	5,085,000	5,351,963
6.50%, 7/15/2022 (d)	16,958,000	17,827,945
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.50%, 4/1/2023 (c)	10,524,000	10,602,930
Brand Energy & Infrastructure Services, Inc. 8.50%, 12/1/2021 (d)	7,321,000	7,357,605
Cenveo Corp. 6.00%, 8/1/2019 (d)	10,579,000	9,461,593
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (d)	10,803,000	8,534,370
Harland Clarke Holdings Corp. 9.25%, 3/1/2021 (d)	12,270,000	10,398,825
Herc Rentals, Inc.:
7.50%, 6/1/2022 (d)	11,805,000	12,159,150
7.75%, 6/1/2024 (c) (d)	13,492,000	13,896,760
Hertz Corp.:
5.50%, 10/15/2024 (c) (d)	12,285,000	12,239,546
5.88%, 10/15/2020 (c)	2,488,000	2,568,860
6.25%, 10/15/2022 (c)	18,500,000	19,055,000
IHS Markit, Ltd. 5.00%, 11/1/2022 (d)	10,734,000	11,364,623
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (c) (d)	20,029,000	20,830,160
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (c) (d)	9,157,000	6,696,056
Laureate Education, Inc. 9.25%, 9/1/2019 (c) (d)	25,704,000	24,483,060
Monitronics International, Inc. 9.13%, 4/1/2020 (c)	9,814,000	9,225,160
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (d)	53,002,000	57,639,675
Service Corp. International 5.38%, 5/15/2024	13,003,000	13,840,068
Team Health, Inc. 7.25%, 12/15/2023 (d)	10,600,000	11,428,125
United Rentals North America, Inc.:
4.63%, 7/15/2023	16,675,000	17,050,187
6.13%, 6/15/2023 (c)	16,634,000	17,445,739
7.63%, 4/15/2022	20,211,000	21,524,715

		434,989,003

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CONSTRUCTION MATERIALS — 1.0%
Builders FirstSource, Inc. 5.63%, 9/1/2024 (d)	$14,250,000	$14,570,625
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024 (c) (d)	11,250,000	9,534,375
GCP Applied Technologies, Inc. 9.50%, 2/1/2023 (d)	10,255,000	11,690,700
Griffon Corp. 5.25%, 3/1/2022	14,930,000	14,986,734
Masco Corp.:
4.38%, 4/1/2026	10,360,000	10,949,225
4.45%, 4/1/2025	4,895,000	5,200,938
Ply Gem Industries, Inc. 6.50%, 2/1/2022	7,021,000	7,303,946
Standard Industries, Inc.:
5.13%, 2/15/2021 (d)	3,625,000	3,806,250
5.38%, 11/15/2024 (d)	9,976,000	10,300,220
5.50%, 2/15/2023 (d)	5,800,000	6,061,000
6.00%, 10/15/2025 (c) (d)	22,660,000	24,246,200
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	10,142,000	10,351,179

		129,001,392

DISTRIBUTION & WHOLESALE — 0.9%
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (d)	7,568,000	7,880,180
American Tire Distributors, Inc. 10.25%, 3/1/2022 (c) (d)	14,790,000	13,200,075
H&E Equipment Services, Inc. 7.00%, 9/1/2022 (c)	13,022,000	13,738,210
HD Supply, Inc.:
5.25%, 12/15/2021 (d)	16,825,000	17,834,500
5.75%, 4/15/2024 (d)	13,610,000	14,256,475
7.50%, 7/15/2020	28,973,000	30,095,704
LKQ Corp. 4.75%, 5/15/2023	8,723,000	8,979,238
Rexel SA 5.25%, 6/15/2020 (d)	7,180,000	7,467,200

		113,451,582

DIVERSIFIED FINANCIAL SERVICES — 3.5%
Aircastle, Ltd.:
5.00%, 4/1/2023	5,850,000	6,142,500
5.13%, 3/15/2021 (c)	7,545,000	8,101,444
5.50%, 2/15/2022	5,523,000	5,964,840
6.25%, 12/1/2019	8,292,000	9,100,470
Ally Financial, Inc.:
3.60%, 5/21/2018	12,777,000	12,983,987
3.75%, 11/18/2019 (c)	9,732,000	9,890,632
5.75%, 11/20/2025	23,370,000	24,421,650
BCD Acquisition, Inc. 9.63%, 9/15/2023 (d)	14,215,000	14,819,137
CIT Group, Inc. 5.00%, 8/1/2023	8,000,000	8,455,000
DFC Finance Corp. PIK, 12.00%, 6/16/2020 (d)	11,799,546	6,851,111
Double Eagle Acquisition Sub, Inc. 7.50%, 10/1/2024 (d) (f)	11,145,000	11,270,381
Enova International, Inc. 9.75%, 6/1/2021	6,750,000	6,058,125
FBM Finance, Inc. 8.25%, 8/15/2021 (d)	9,940,000	10,387,300

Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.88%, 3/15/2019 (c)	20,913,000	21,017,565
5.88%, 2/1/2022	19,809,000	19,016,640
6.00%, 8/1/2020	33,774,000	33,942,870
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (d)	10,227,000	9,996,893
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021	8,861,000	8,700,394
Navient Corp.:
4.88%, 6/17/2019	16,805,000	16,720,975
5.50%, 1/15/2019	27,490,000	27,938,087
5.50%, 1/25/2023 (c)	9,118,000	8,365,765
5.88%, 10/25/2024	3,300,000	3,017,438
NFP Corp. 9.00%, 7/15/2021 (d)	8,855,000	9,054,238
OneMain Financial Holdings LLC:
6.75%, 12/15/2019 (d)	5,252,000	5,534,295
7.25%, 12/15/2021 (d)	22,395,000	23,555,061
Quicken Loans, Inc. 5.75%, 5/1/2025 (c) (d)	20,912,000	20,794,370
Solera LLC/Solera FIinance, Inc. 10.50%, 3/1/2024 (d)	30,450,000	34,012,650
Springleaf Finance Corp.:
5.25%, 12/15/2019	14,600,000	14,873,750
7.75%, 10/1/2021 (c)	16,938,000	17,722,229
8.25%, 12/15/2020 (c)	10,850,000	11,935,000
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (d)	9,656,000	7,151,475
Walter Investment Management Corp. 7.88%, 12/15/2021	9,348,000	6,228,105

		434,024,377

ELECTRIC — 3.0%
AES Corp.:
5.50%, 3/15/2024	11,274,000	11,731,724
7.38%, 7/1/2021	16,049,000	18,416,228
Calpine Corp.:
5.38%, 1/15/2023 (c)	18,029,000	17,994,745
5.75%, 1/15/2025 (c)	32,220,000	31,575,600
6.00%, 1/15/2022 (d)	7,430,000	7,782,925
DPL, Inc. 7.25%, 10/15/2021	14,139,000	14,527,823
Dynegy, Inc.:
6.75%, 11/1/2019	36,602,000	37,517,050
7.38%, 11/1/2022 (c)	35,965,000	35,425,525
7.63%, 11/1/2024 (c)	12,313,000	12,091,366
Enel SpA 5 year USD Swap + 5.88%, 8.75%, 9/24/2073 (d) (e)	19,245,000	22,541,668
FirstEnergy Corp.:
Series A, 2.75%, 3/15/2018	9,250,000	9,355,904
Series B, 4.25%, 3/15/2023	16,499,000	17,513,682
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (d)	7,324,000	7,869,828
InterGen NV 7.00%, 6/30/2023 (d)	12,616,000	10,692,060
NRG Energy, Inc.:
6.25%, 7/15/2022 (c)	9,525,000	9,667,875

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

6.63%, 3/15/2023 (c)	$1,160,000	$1,180,300
6.63%, 1/15/2027 (c) (d)	27,540,000	26,920,350
7.25%, 5/15/2026 (c) (d)	17,910,000	18,178,650
NRG Yield Operating LLC 5.38%, 8/15/2024 (c)	9,324,000	9,463,860
Talen Energy Supply LLC:
4.60%, 12/15/2021 (c)	18,562,000	13,735,880
4.63%, 7/15/2019 (c) (d)	11,988,000	11,245,943
6.50%, 6/1/2025 (c)	14,424,000	11,474,292
Terraform Global Operating LLC 13.75%, 8/15/2022 (c) (d)	13,355,000	13,755,650

		370,658,928

ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Belden, Inc. 5.50%, 9/1/2022 (d)	9,470,000	9,848,800
Energizer Holdings, Inc. 5.50%, 6/15/2025 (d)	7,919,000	8,156,570
General Cable Corp. 5.75%, 10/1/2022	10,730,000	10,193,500
WESCO Distribution, Inc. 5.38%, 12/15/2021	7,336,000	7,464,380

		35,663,250

ENERGY-ALTERNATE SOURCES — 0.1%
TerraForm Power Operating LLC 9.38%, 2/1/2023 (d) (g)	16,712,000	17,193,306

ENGINEERING & CONSTRUCTION — 0.5%
AECOM:
5.75%, 10/15/2022	5,239,000	5,487,852
5.88%, 10/15/2024 (c)	20,330,000	21,651,450
SBA Communications Corp.:
4.88%, 7/15/2022	12,251,000	12,679,785
4.88%, 9/1/2024 (d)	18,930,000	19,071,975

		58,891,062

ENTERTAINMENT — 1.9%
AMC Entertainment, Inc. 5.75%, 6/15/2025 (c)	12,851,000	12,979,510
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021	6,401,000	6,593,030
Cinemark USA, Inc. 4.88%, 6/1/2023 (c)	13,409,000	13,442,523
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 11/1/2018	7,894,000	8,214,496
4.88%, 11/1/2020 (c)	10,480,000	11,266,000
5.38%, 11/1/2023 (c)	4,499,000	4,836,425
5.38%, 4/15/2026	20,494,000	22,031,050
International Game Technology PLC:
5.63%, 2/15/2020 (d)	7,258,000	7,711,625
6.25%, 2/15/2022 (d)	25,045,000	26,602,799
6.50%, 2/15/2025 (d)	22,480,000	24,053,600
Isle of Capri Casinos, Inc. 5.88%, 3/15/2021	9,632,000	10,083,500
Mohegan Tribal Gaming Authority 7.88%, 10/15/2024 (d) (f)	7,690,000	7,670,775
Regal Entertainment Group 5.75%, 3/15/2022 (c)	10,779,000	11,102,370

Scientific Games International, Inc.:
7.00%, 1/1/2022 (c) (d)	16,131,000	17,018,205
10.00%, 12/1/2022	39,166,000	36,032,720
Six Flags Entertainment Corp. 5.25%, 1/15/2021 (d)	11,137,000	11,471,110
WMG Acquisition Corp. 6.75%, 4/15/2022 (c) (d)	8,362,000	8,837,798

		239,947,536

ENVIRONMENTAL CONTROL — 0.4%
Advanced Disposal Services, Inc. 8.25%, 10/1/2020	9,424,000	9,848,080
Clean Harbors, Inc.:
5.13%, 6/1/2021	11,096,000	11,373,400
5.25%, 8/1/2020	14,539,000	14,902,475
GFL Environmental, Inc. 9.88%, 2/1/2021 (d)	9,008,000	9,863,760

		45,987,715

FOOD — 2.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
5.75%, 3/15/2025 (d)	22,265,000	22,209,337
6.63%, 6/15/2024 (d)	23,614,000	24,612,872
B&G Foods, Inc. 4.63%, 6/1/2021 (c)	10,947,000	11,295,936
Dean Foods Co. 6.50%, 3/15/2023 (c) (d)	10,919,000	11,600,346
Fresh Market, Inc. 9.75%, 5/1/2023 (c) (d)	13,423,000	11,980,028
Ingles Markets, Inc. 5.75%, 6/15/2023	10,472,000	10,864,700
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (d)	13,383,000	13,148,797
5.88%, 7/15/2024 (d)	13,804,000	13,700,470
8.25%, 2/1/2020 (d)	14,167,000	14,574,301
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (d)	7,601,000	7,838,911
Post Holdings, Inc.:
5.00%, 8/15/2026 (c) (d)	26,205,744	26,074,715
6.75%, 12/1/2021 (d)	14,441,000	15,451,870
7.75%, 3/15/2024 (c) (d)	16,240,000	18,148,200
Smithfield Foods, Inc. 6.63%, 8/15/2022	13,237,000	14,031,220
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (d)	12,125,000	13,050,138
US Foods, Inc. 5.88%, 6/15/2024 (d)	7,843,000	8,137,113
WhiteWave Foods Co. 5.38%, 10/1/2022	7,131,000	8,093,685

		244,812,639

FOOD SERVICE — 0.1%
Aramark Services, Inc.:
4.75%, 6/1/2026 (d)	9,231,000	9,254,078
5.13%, 1/15/2024 (d)	6,833,000	7,072,155

		16,326,233

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

FOREST PRODUCTS & PAPER — 0.1%
Cascades, Inc. 5.50%, 7/15/2022 (d)	$8,415,000	$8,562,263
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (c)	12,047,000	10,450,772

		19,013,035

GAS — 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.63%, 5/20/2024	15,240,000	16,116,300
5.88%, 8/20/2026	8,415,000	8,919,900

		25,036,200

HEALTH CARE PRODUCTS — 1.6%
ConvaTec Finance International SA PIK, 8.25%, 1/15/2019 (d)	17,392,000	17,392,000
Crimson Merger Sub, Inc. 6.63%, 5/15/2022 (d)	25,010,000	22,008,800
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (c) (d)	18,291,000	16,953,471
Hologic, Inc. 5.25%, 7/15/2022 (d)	14,936,000	15,899,372
Kinetic Concepts, Inc./KCI USA, Inc.:
7.88%, 2/15/2021 (d)	5,571,000	6,089,799
9.63%, 10/1/2021 (d)	25,730,000	25,730,000
10.50%, 11/1/2018	34,996,000	36,833,290
12.50%, 11/1/2019 (c)	12,535,000	12,480,160
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (c) (d)	7,111,000	7,244,331
5.63%, 10/15/2023 (d)	16,050,000	15,367,875
5.75%, 8/1/2022 (c) (d)	17,480,000	17,217,800
Universal Hospital Services, Inc. 7.63%, 8/15/2020	11,813,000	11,281,415

		204,498,313

HEALTH CARE SERVICES — 5.6%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023 (c)	13,730,000	13,935,950
Amsurg Corp. 5.63%, 7/15/2022 (c)	19,061,000	19,548,962
Centene Corp.:
4.75%, 5/15/2022	13,457,000	13,860,710
5.63%, 2/15/2021	21,127,000	22,428,423
6.13%, 2/15/2024	18,702,000	20,244,915
CHS/Community Health Systems, Inc.:
6.88%, 2/1/2022	53,997,000	46,167,435
7.13%, 7/15/2020	16,300,000	15,150,850
8.00%, 11/15/2019 (c)	34,665,000	33,971,700
DaVita, Inc.:
5.00%, 5/1/2025	30,769,000	30,885,922
5.13%, 7/15/2024	30,010,000	30,499,163
5.75%, 8/15/2022	12,153,000	12,730,267
Envision Healthcare Corp. 5.13%, 7/1/2022 (d)	16,122,000	16,001,085

Fresenius Medical Care US Finance II, Inc.:
4.13%, 10/15/2020 (d)	8,000,000	8,380,000
5.63%, 7/31/2019 (c) (d)	8,499,000	9,221,415
5.88%, 1/31/2022 (d)	15,643,000	17,598,375
HCA, Inc.:
5.00%, 3/15/2024	29,450,000	31,202,275
5.38%, 2/1/2025	46,883,000	48,289,490
6.50%, 2/15/2020	23,934,000	26,554,773
HealthSouth Corp. 5.75%, 11/1/2024	18,580,000	19,288,362
inVentiv Health, Inc. PIK, 10.00%, 8/15/2018 (d)	5,814,609	5,967,242
Kindred Healthcare, Inc.:
6.38%, 4/15/2022	7,329,000	6,944,228
8.00%, 1/15/2020	8,527,000	8,654,905
8.75%, 1/15/2023 (c)	16,197,000	16,177,564
LifePoint Health, Inc.:
5.38%, 5/1/2024 (c) (d)	12,687,000	12,710,788
5.50%, 12/1/2021 (c)	11,163,000	11,637,428
5.88%, 12/1/2023 (c)	9,295,000	9,597,088
MEDNAX, Inc. 5.25%, 12/1/2023 (d)	11,058,000	11,597,630
Molina Healthcare, Inc. 5.38%, 11/15/2022	11,145,000	11,535,075
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (d)	21,014,000	22,564,833
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (d)	14,935,000	15,383,050
Select Medical Corp. 6.38%, 6/1/2021 (c)	11,472,000	11,292,750
Tenet Healthcare Corp.:
6.00%, 10/1/2020	28,307,000	29,863,885
6.75%, 6/15/2023 (c)	32,659,000	30,372,870
8.13%, 4/1/2022 (c)	51,254,000	51,254,000
WellCare Health Plans, Inc. 5.75%, 11/15/2020	14,087,000	14,580,045

		706,093,453

HOLDING COMPANIES-DIVERS — 0.8%
HRG Group, Inc.:
7.75%, 1/15/2022	18,236,000	18,868,789
7.88%, 7/15/2019	10,081,000	10,648,057
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (d)	4,994,000	5,200,252
Opal Acquisition, Inc. 8.88%, 12/15/2021 (d)	13,815,000	11,354,203
PetSmart, Inc. 7.13%, 3/15/2023 (c) (d)	36,595,000	38,447,622
Stena AB 7.00%, 2/1/2024 (c) (d)	12,200,000	10,080,250

		94,599,173

HOME BUILDERS — 0.8%
Beazer Homes USA, Inc. 8.75%, 3/15/2022 (d)	7,320,000	7,704,300
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (d)	10,915,000	11,297,025
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.13%, 7/1/2022 (d)	6,655,000	6,738,187

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

K Hovnanian Enterprises, Inc. 7.25%, 10/15/2020 (d)	$9,799,000	$8,623,120
Lennar Corp.:
4.50%, 6/15/2019	5,215,000	5,459,453
4.50%, 11/15/2019	4,620,000	4,865,438
4.75%, 11/15/2022	16,199,000	16,725,467
PulteGroup, Inc.:
4.25%, 3/1/2021	10,421,428	10,929,473
5.00%, 1/15/2027 (c)	6,420,000	6,492,225
5.50%, 3/1/2026	12,475,000	13,098,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25%, 4/15/2021 (d)	7,934,000	8,172,020

		100,105,458

HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026 (d)	8,872,000	9,138,160

HOUSEHOLD PRODUCTS — 0.3%
Avon International Operations, Inc. 7.88%, 8/15/2022 (d)	8,775,000	9,016,312
Avon Products, Inc. 7.00%, 3/15/2023 (c)	8,596,000	7,757,890
Edgewell Personal Care Co. 4.70%, 5/24/2022	5,435,000	5,645,606
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (d)	8,274,000	8,227,459
Revlon Consumer Products Corp.:
5.75%, 2/15/2021	6,899,000	7,036,980
6.25%, 8/1/2024 (d)	111	115

		37,684,362

HOUSEHOLD PRODUCTS & WARES — 0.4%
ACCO Brands Corp. 6.75%, 4/30/2020 (c)	7,499,000	7,911,445
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (d)	11,155,000	11,496,343
Spectrum Brands, Inc.:
5.75%, 7/15/2025	10,723,000	11,650,540
6.63%, 11/15/2022	14,457,000	15,613,560

		46,671,888

HOUSEWARES — 0.1%
RSI Home Products, Inc. 6.50%, 3/15/2023 (d)	8,563,000	9,033,965

INSURANCE — 0.4%
CNO Financial Group, Inc. 5.25%, 5/30/2025	7,383,000	7,433,758
HUB International, Ltd. 7.88%, 10/1/2021 (d)	20,391,000	20,747,842
USI, Inc. 7.75%, 1/15/2021 (d)	8,809,000	8,946,641
Voya Financial, Inc. 3 month USD LIBOR + 3.58%, 5.65%, 5/15/2053 (e)	10,964,000	10,977,157
Wayne Merger Sub LLC 8.25%, 8/1/2023 (d)	7,275,000	7,365,938

		55,471,336

INTERNET — 0.8%
Netflix, Inc.:
5.38%, 2/1/2021	7,866,000	8,598,521
5.50%, 2/15/2022	5,910,000	6,360,933
5.88%, 2/15/2025 (c)	16,873,000	18,222,840
TIBCO Software, Inc. 11.38%, 12/1/2021 (c) (d)	16,085,000	14,355,863
VeriSign, Inc. 4.63%, 5/1/2023	10,106,000	10,257,590
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/1/2023	24,612,000	25,842,600
6.38%, 5/15/2025	13,061,000	13,909,965

		97,548,312

IRON/STEEL — 0.9%
Allegheny Technologies, Inc. 7.88%, 8/15/2023	8,343,000	8,050,995
ArcelorMittal:
6.13%, 6/1/2025 (c)	8,070,000	8,796,300
7.25%, 2/25/2022 (c)	18,200,000	20,702,500
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC 6.50%, 5/15/2021 (d)	8,009,000	8,449,495
Cliffs Natural Resources, Inc. 8.25%, 3/31/2020 (d)	8,698,000	9,231,187
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (d)	13,003,000	13,133,030
Steel Dynamics, Inc.:
5.13%, 10/1/2021	16,181,000	16,767,561
5.50%, 10/1/2024	3,760,000	3,929,200
United States Steel Corp. 8.38%, 7/1/2021 (c) (d)	18,928,000	20,608,807

		109,669,075

IT SERVICES — 1.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.88%, 6/15/2021 (c) (d)	24,166,000	25,676,375
7.13%, 6/15/2024 (c) (d)	31,067,000	34,058,752
EMC Corp.:
1.88%, 6/1/2018	41,000,000	40,075,302
2.65%, 6/1/2020	32,754,000	31,300,378
3.38%, 6/1/2023 (c)	17,332,000	16,118,760
NCR Corp.:
4.63%, 2/15/2021	7,698,000	7,813,470
5.00%, 7/15/2022	15,182,000	15,485,640
6.38%, 12/15/2023	5,439,000	5,785,736
Riverbed Technology, Inc. 8.88%, 3/1/2023 (d)	7,965,000	8,522,550

		184,836,963

LEISURE TIME — 0.6%
24 Hour Holdings III LLC 8.00%, 6/1/2022 (c) (d)	6,172,000	5,014,750
NCL Corp., Ltd.:
4.63%, 11/15/2020 (d)	5,998,000	5,968,010
5.25%, 11/15/2019 (d)	13,996,000	14,100,970
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022 (c)	11,578,000	12,591,075

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Sabre GLBL, Inc.:
5.25%, 11/15/2023 (d)	$14,855,000	$15,152,100
5.38%, 4/15/2023 (d)	3,248,000	3,345,440
Viking Cruises, Ltd. 8.50%, 10/15/2022 (d)	14,217,000	14,465,797

		70,638,142

LODGING — 2.4%
Boyd Gaming Corp.:
6.38%, 4/1/2026 (d)	18,928,000	20,205,640
6.88%, 5/15/2023	11,292,000	12,167,130
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope:
8.00%, 10/1/2020	17,854,000	18,457,465
11.00%, 10/1/2021 (c)	20,148,000	21,608,730
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.38%, 5/1/2022	12,785,000	13,647,988
Dakota Merger Sub, Inc.:
7.75%, 9/1/2023 (c) (d)	9,380,000	9,392,194
10.75%, 9/1/2024 (c) (d)	12,500,000	12,250,000
FelCor Lodging L.P. 5.63%, 3/1/2023	7,912,000	8,154,305
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024 (d)	14,665,000	14,893,774
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.63%, 10/15/2021	23,151,000	23,875,626
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.63%, 5/1/2024 (c) (d)	18,686,000	20,139,771
MGM Resorts International:
6.00%, 3/15/2023 (c)	19,237,000	20,824,053
6.63%, 12/15/2021	22,090,000	24,685,575
7.75%, 3/15/2022 (c)	14,030,000	16,200,441
Station Casinos LLC 7.50%, 3/1/2021 (c)	9,666,000	10,221,795
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.: 4.25%, 5/30/2023 (c) (d)	8,016,000	7,695,360
5.38%, 3/15/2022 (c)	7,652,000	7,944,306
5.50%, 3/1/2025 (c)(d)	37,950,000	38,329,500

		300,693,653

MACHINERY, CONSTRUCTION & MINING — 0.3%
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (d)	13,135,000	11,460,287
Cortes NP Acquisition Corp. 9.25%, 10/15/2024 (d)	5,105,000	5,105,000
Joy Global, Inc. 5.13%, 10/15/2021	8,566,000	9,305,246
Terex Corp. 6.00%, 5/15/2021 (c)	15,890,000	16,128,350

		41,998,883

MACHINERY-DIVERSIFIED — 0.5%
CNH Industrial Capital LLC:
3.63%, 4/15/2018	11,970,000	12,119,625
3.88%, 7/16/2018	6,010,000	6,115,175

4.38%, 11/6/2020 (c)	10,957,000	11,477,457
CNH Industrial NV 4.50%, 8/15/2023	9,215,000	9,275,819
Gardner Denver, Inc. 6.88%, 8/15/2021 (c) (d)	9,268,000	8,688,750
Zebra Technologies Corp. 7.25%, 10/15/2022 (c)	18,075,000	19,589,685

		67,266,511

MEDIA — 10.6%
Altice Financing SA 7.50%, 5/15/2026 (d)	49,612,000	51,660,976
Altice US Finance I Corp.:
5.38%, 7/15/2023 (d)	20,660,000	21,358,308
5.50%, 5/15/2026 (d)	22,439,000	23,112,170
AMC Networks, Inc.:
4.75%, 12/15/2022	16,338,000	16,674,971
5.00%, 4/1/2024	8,877,000	8,932,925
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.50%, 5/1/2026 (d)	25,239,000	26,248,560
5.75%, 2/15/2026 (d)	41,485,000	43,870,387
5.88%, 4/1/2024 (c) (d)	31,018,000	32,956,625
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/2021 (d)	21,252,000	21,291,847
5.13%, 12/15/2021 (d)	5,350,000	5,360,031
6.38%, 9/15/2020 (d)	19,178,000	19,730,326
7.75%, 7/15/2025 (d)	3,245,000	3,512,713
Clear Channel Worldwide Holdings, Inc.: 6.50%, 11/15/2022	6,404,000	6,452,030
Series B, 6.50%, 11/15/2022	36,084,000	37,455,192
Series B, 7.63%, 3/15/2020	37,994,000	37,614,060
CSC Holdings LLC:
5.50%, 4/15/2027 (c) (d)	21,860,000	22,351,850
10.88%, 10/15/2025 (c) (d)	34,356,000	40,196,520
DISH DBS Corp.:
5.88%, 7/15/2022 (c)	34,904,000	35,870,841
5.88%, 11/15/2024	34,468,000	34,037,150
7.75%, 7/1/2026 (d)	35,600,000	37,647,000
Gray Television, Inc.:
5.13%, 10/15/2024 (d)	8,035,000	7,864,658
5.88%, 7/15/2026 (d)	13,775,000	13,878,313
iHeartCommunications, Inc.:
9.00%, 12/15/2019	27,939,000	22,071,810
9.00%, 3/1/2021 (c)	6,336,000	4,688,640
9.00%, 9/15/2022 (c)	16,850,000	12,258,375
10.63%, 3/15/2023	8,170,000	6,086,650
McClatchy Co. 9.00%, 12/15/2022 (c)	10,112,000	10,415,360
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.50%, 8/1/2019 (c) (d)	9,688,000	9,790,935
Nexstar Broadcasting, Inc. 6.88%, 11/15/2020	9,048,000	9,426,885
Nexstar Escrow Corp. 5.63%, 8/1/2024 (c) (d)	18,362,164	18,545,786

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	$7,523,000	$7,673,460
5.00%, 4/15/2022 (c)(d)	47,162,000	48,576,860
Quebecor Media, Inc. 5.75%, 1/15/2023 (c)	21,448,000	22,279,110
SFR Group SA:
6.00%, 5/15/2022 (d)	66,853,000	67,835,739
6.25%, 5/15/2024 (d)	23,585,000	23,422,263
7.38%, 5/1/2026 (d)	89,120,000	90,902,400
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	7,565,000	7,843,959
5.63%, 8/1/2024 (d)	11,432,000	11,660,640
6.13%, 10/1/2022 (c)	10,726,000	11,376,264
Sirius XM Radio, Inc.:
5.38%, 4/15/2025 (d)	14,184,000	14,769,090
5.38%, 7/15/2026 (d)	16,901,000	17,450,282
6.00%, 7/15/2024 (d)	28,241,000	30,147,267
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	9,054,000	9,167,175
TEGNA, Inc.:
5.13%, 10/15/2019	11,907,000	12,241,884
5.13%, 7/15/2020	7,032,000	7,322,070
6.38%, 10/15/2023	13,414,000	14,420,050
Time, Inc. 5.75%, 4/15/2022 (d)	10,606,000	10,393,880
Tribune Media Co. 5.88%, 7/15/2022	20,798,000	21,005,980
Unitymedia GmbH 6.13%, 1/15/2025 (c) (d)	9,294,000	9,747,547
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.00%, 1/15/2025 (d)	15,685,000	15,881,063
5.50%, 1/15/2023 (d)	12,917,000	13,336,803
Univision Communications, Inc.:
5.13%, 5/15/2023 (d)	16,793,000	17,002,912
5.13%, 2/15/2025 (d)	27,647,000	27,785,235
6.75%, 9/15/2022 (d)	15,815,000	16,729,107
Videotron, Ltd.:
5.00%, 7/15/2022	6,146,000	6,430,253
5.38%, 6/15/2024 (d)	7,686,000	7,945,403
Virgin Media Secured Finance PLC 5.50%, 8/15/2026 (d)	6,792,000	6,936,330
Western Digital Corp. 10.50%, 4/1/2024 (c) (d)	59,435,000	68,647,425
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	13,981,000	14,716,401
Ziggo Bond Finance B.V. 6.00%, 1/15/2027 (c) (d)	12,200,000	12,139,000
Ziggo Secured Finance B.V. 5.50%, 1/15/2027 (d)	36,000,000	35,820,000

		1,322,967,746

METAL FABRICATE & HARDWARE — 0.5%
Novelis Corp.:
5.88%, 9/30/2026 (d)	25,515,000	26,058,469
6.25%, 8/15/2024 (d)	19,915,000	21,086,002
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (c) (d)	14,028,000	14,475,143

		61,619,614

MINING — 3.0%
Alcoa Nederland Holding B.V.:
6.75%, 9/30/2024 (c) (d)	10,360,000	10,736,068
7.00%, 9/30/2026 (d)	8,385,000	8,720,400
Alcoa, Inc. 5.13%, 10/1/2024 (c)	18,433,000	19,609,025
Aleris International, Inc.
9.50%, 4/1/2021 (d)	9,800,000	10,535,000
Anglo American Capital PLC:
2.63%, 9/27/2017 (d)	8,400,000	8,407,560
3.63%, 5/14/2020 (c) (d)	11,858,000	11,835,470
4.13%, 9/27/2022 (d)	3,018,000	3,002,910
4.88%, 5/14/2025 (c) (d)	12,543,000	12,825,218
Eldorado Gold Corp. 6.13%, 12/15/2020 (d)	8,699,000	8,742,495
First Quantum Minerals, Ltd.:
6.75%, 2/15/2020 (d)	25,214,000	23,355,728
7.00%, 2/15/2021 (c) (d)	22,053,000	19,737,435
7.25%, 5/15/2022 (c) (d)	5,370,000	4,752,450
FMG Resources August 2006 Pty, Ltd. 9.75%, 3/1/2022 (c) (d)	39,046,000	45,195,745
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022 (c)	32,500,000	29,575,000
3.88%, 3/15/2023 (c)	32,832,000	29,463,437
5.45%, 3/15/2043	32,887,000	26,391,817
HudBay Minerals, Inc. 9.50%, 10/1/2020 (c)	16,007,000	16,051,820
IAMGOLD Corp. 6.75%, 10/1/2020 (d)	5,940,000	5,784,372
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (c) (d)	12,737,000	14,010,700
Kinross Gold Corp. 5.13%, 9/1/2021	7,975,000	8,214,250
Lundin Mining Corp. 7.50%, 11/1/2020 (d)	9,105,000	9,583,013
New Gold, Inc. 6.25%, 11/15/2022 (d)	7,490,000	7,639,800
Teck Resources, Ltd.:
3.75%, 2/1/2023	13,982,000	12,863,440
8.00%, 6/1/2021 (c) (d)	16,550,000	18,060,187
8.50%, 6/1/2024 (c) (d)	6,800,000	7,786,000

		372,879,340

MISCELLANEOUS MANUFACTURER — 0.7%
Amsted Industries, Inc. 5.00%, 3/15/2022 (d)	12,845,000	12,812,888
Bombardier, Inc.:
6.00%, 10/15/2022 (d)	27,380,000	24,778,900
6.13%, 1/15/2023 (d)	24,006,000	21,305,325
7.50%, 3/15/2025 (d)	16,425,000	15,132,352
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (c) (d)	17,559,000	16,637,152

		90,666,617

OFFICE & BUSINESS EQUIPMENT — 0.2%
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023	11,695,000	12,075,087
5.50%, 12/1/2024	11,006,000	11,776,420
6.00%, 8/15/2022	4,226,000	4,516,538

		28,368,045

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

OIL & GAS — 8.9%
Antero Resources Corp.:
5.13%, 12/1/2022	$10,059,000	$10,109,295
5.38%, 11/1/2021	13,060,000	13,223,250
5.63%, 6/1/2023	24,793,000	25,197,126
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (d)	16,105,000	15,702,375
Bonanza Creek Energy, Inc. 6.75%, 4/15/2021	9,942,000	4,604,389
California Resources Corp.:
1.00%, 12/31/2021	2,000,000	2,106,570
8.00%, 12/15/2022 (d)	37,443,000	24,899,595
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 6.50%, 4/15/2021	17,660,000	14,437,050
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023 (c)	2,743,000	2,736,143
7.50%, 9/15/2020 (c)	15,877,000	16,313,617
Cenovus Energy, Inc.:
3.00%, 8/15/2022	8,221,000	7,796,221
4.45%, 9/15/2042	11,900,000	9,942,450
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/2024 (d)	23,100,000	24,890,250
Chesapeake Energy Corp.:
4.88%, 4/15/2022 (c)	8,635,000	7,274,988
8.00%, 12/15/2022 (c) (d)	42,216,000	42,798,581
Comstock Resources, Inc. PIK, 10.00%, 3/15/2020	12,276,000	11,355,300
Concho Resources, Inc.:
5.50%, 10/1/2022	14,189,000	14,650,142
5.50%, 4/1/2023 (c)	19,848,000	20,493,060
Continental Resources, Inc.:
3.80%, 6/1/2024	7,978,000	7,299,870
4.50%, 4/15/2023	33,413,000	32,286,982
5.00%, 9/15/2022 (c)	35,700,000	35,521,500
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	8,543,000	7,731,415
Denbury Resources, Inc.:
4.63%, 7/15/2023	11,749,000	7,658,879
5.50%, 5/1/2022 (c)	14,838,000	10,460,790
9.00%, 5/15/2021 (c) (d)	10,664,000	11,143,880
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043 (c)	12,070,000	8,388,650
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (c) (d)	7,391,000	2,291,210
Eclipse Resources Corp. 8.88%, 7/15/2023	2,010,000	1,957,338
Endeavor Energy Resources L.P./EER Finance, Inc. 7.00%, 8/15/2021 (d)	6,815,000	7,002,413
EnQuest PLC 7.00%, 4/15/2022 (d)	10,675,000	5,604,375
Ensco PLC:
4.50%, 10/1/2024	19,500,000	13,991,250
5.20%, 3/15/2025	5,456,000	4,010,706
5.75%, 10/1/2044	18,700,000	11,313,500

EP Energy LLC/Everest Acquisition Finance, Inc.:
6.38%, 6/15/2023	11,150,000	6,662,125
9.38%, 5/1/2020	26,366,000	18,653,945
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp. 7.88%, 7/15/2021 (c) (d)	8,303,650	8,635,796
Gulfport Energy Corp. 7.75%, 11/1/2020	11,326,000	11,750,725
Halcon Resources Corp. 8.63%, 2/1/2020 (c) (d)	6,020,000	6,050,100
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (d)	7,383,000	7,050,765
5.75%, 10/1/2025 (d)	9,791,000	9,693,090
Jupiter Resources, Inc. 8.50%, 10/1/2022 (c) (d)	18,447,000	15,506,548
Laredo Petroleum, Inc. 7.38%, 5/1/2022 (c)	8,801,000	9,098,474
MEG Energy Corp.:
6.38%, 1/30/2023 (c) (d)	6,523,000	5,161,324
7.00%, 3/31/2024 (d)	21,372,000	16,858,234
Memorial Production Partners L.P./Memorial Production Finance Corp. 7.63%, 5/1/2021	12,047,000	6,166,558
Murphy Oil Corp.:
3.50%, 12/1/2017	7,750,000	7,827,500
4.00%, 6/1/2022 (c)	1,555,000	1,469,475
4.70%, 12/1/2022	11,750,000	11,221,250
6.88%, 8/15/2024	9,980,000	10,454,050
Newfield Exploration Co.:
5.38%, 1/1/2026	10,964,000	11,018,820
5.63%, 7/1/2024	17,435,000	17,849,953
Noble Holding International, Ltd. 5.25%, 3/15/2042	8,444,000	4,813,080
Northern Oil and Gas, Inc. 8.00%, 6/1/2020 (c)	8,982,000	6,910,526
Oasis Petroleum, Inc. 6.88%, 3/15/2022 (c)	17,793,000	17,214,727
Pacific Drilling SA 5.38%, 6/1/2020 (d)	13,240,000	3,658,212
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (d)	9,310,000	3,729,586
Parsley Energy LLC/Parsley Finance Corp. 7.50%, 2/15/2022 (d)	9,598,000	10,149,885
PBF Holding Co. LLC/PBF Finance Corp.:
7.00%, 11/15/2023 (d)	8,810,000	8,369,500
8.25%, 2/15/2020 (c)	15,117,000	15,532,717
PDC Energy, Inc. 7.75%, 10/15/2022	10,552,000	11,237,880
Permian Resources LLC 13.00%, 11/30/2020 (c) (d)	8,050,000	9,358,125
Permian Resources LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (d)	11,645,000	8,195,169
7.38%, 11/1/2021 (d)	11,430,000	8,043,862

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Puma International Financing SA:
6.75%, 2/1/2021 (d)	$7,385,000	$7,635,167
6.75%, 2/1/2021 (d)	8,645,000	8,937,849
QEP Resources, Inc.:
5.25%, 5/1/2023	10,291,000	10,136,635
5.38%, 10/1/2022	9,656,000	9,535,300
Range Resources Corp.:
4.88%, 5/15/2025 (c)	12,950,000	12,432,000
5.00%, 8/15/2022 (d)	5,908,000	5,878,460
5.00%, 3/15/2023 (c) (d)	12,441,000	12,223,282
5.88%, 7/1/2022 (c) (d)	8,460,000	8,544,600
Rice Energy, Inc. 6.25%, 5/1/2022 (c)	15,786,000	16,299,045
Rowan Cos., Inc. 4.88%, 6/1/2022	15,520,000	12,959,200
RSP Permian, Inc. 6.63%, 10/1/2022	12,047,000	12,589,115
Sanchez Energy Corp.:
6.13%, 1/15/2023 (c)	12,193,000	9,799,514
7.75%, 6/15/2021 (c)	17,634,000	15,650,175
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (d)	11,925,000	12,677,766
SM Energy Co.:
5.00%, 1/15/2024 (c)	6,244,000	5,869,360
5.63%, 6/1/2025 (c)	8,034,000	7,551,960
6.13%, 11/15/2022 (c)	11,013,000	11,040,532
6.75%, 9/15/2026	780,000	785,850
Southwestern Energy Co.:
4.10%, 3/15/2022 (c)	24,160,000	21,925,200
5.80%, 1/23/2020 (c)	9,300,000	9,288,840
6.70%, 1/23/2025 (c)	17,250,000	17,250,000
Stone Energy Corp. 7.50%, 11/15/2022	4,500,000	2,576,250
Sunoco L.P./Sunoco Finance Corp.:
5.50%, 8/1/2020 (d)	9,760,000	9,882,000
6.25%, 4/15/2021 (d)	11,293,000	11,575,325
6.38%, 4/1/2023 (d)	17,669,000	18,110,725
Transocean, Inc.:
5.05%, 10/15/2022 (c)	10,022,000	7,855,244
8.13%, 12/15/2021 (c)	13,803,000	13,181,865
9.00%, 7/15/2023 (c) (d)	16,840,000	16,314,592
Tullow Oil PLC:
6.00%, 11/1/2020 (c) (d)	8,349,000	7,451,482
6.25%, 4/15/2022 (d)	12,285,000	10,795,444
Whiting Petroleum Corp.:
5.00%, 3/15/2019	15,884,000	15,367,770
5.75%, 3/15/2021 (c)	19,122,000	17,831,265
WPX Energy, Inc.:
5.25%, 9/15/2024 (c)	5,315,000	4,942,950
6.00%, 1/15/2022 (c)	19,293,000	19,208,111
7.50%, 8/1/2020	10,108,000	10,714,480

		1,118,352,514

OIL & GAS SERVICES — 0.6%
FTS International, Inc. 6.25%, 5/1/2022	1,635,000	604,950
Globe Luxembourg SCA 9.63%, 5/1/2018 (d)	8,843,000	8,113,453
McDermott International, Inc. 8.00%, 5/1/2021 (d)	8,265,000	7,769,100

PHI, Inc. 5.25%, 3/15/2019	6,566,000	6,364,916
SESI LLC:
6.38%, 5/1/2019	5,350,000	5,296,500
7.13%, 12/15/2021 (c)	7,699,000	7,525,773
Weatherford International, Ltd.:
4.50%, 4/15/2022 (c)	9,935,000	8,419,912
7.75%, 6/15/2021 (c)	15,701,000	15,543,990
8.25%, 6/15/2023 (c)	12,047,000	11,896,412

		71,535,006

PACKAGING & CONTAINERS — 2.3%
ARD Finance SA PIK, 7.13%, 9/15/2023 (d)	14,275,000	14,203,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.63%, 5/15/2023 (d)	11,373,000	11,465,406
7.25%, 5/15/2024 (d)	30,054,000	31,932,375
Ball Corp.:
4.00%, 11/15/2023 (c)	12,230,000	12,390,519
4.38%, 12/15/2020	10,707,000	11,429,723
5.00%, 3/15/2022	1,939,000	2,099,937
5.25%, 7/1/2025 (c)	23,507,000	25,387,560
Berry Plastics Corp.:
5.13%, 7/15/2023	10,300,000	10,480,250
5.50%, 5/15/2022	7,632,000	7,918,200
BWAY Holding Co. 9.13%, 8/15/2021 (d)	14,236,000	14,876,620
Coveris Holdings SA 7.88%, 11/1/2019 (d)	8,444,000	8,655,100
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023 (c)	14,117,000	14,716,972
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (c) (d)	14,607,000	15,455,667
5.88%, 8/15/2023 (c) (d)	5,258,000	5,639,205
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (d)	21,957,000	22,670,602
5.75%, 10/15/2020	54,012,000	55,702,576
8.25%, 2/15/2021	20,323,000	21,212,131
Silgan Holdings, Inc. 5.00%, 4/1/2020	6,351,000	6,513,744

		292,750,212

PHARMACEUTICALS — 2.1%
Capsugel SA PIK, 7.00%, 5/15/2019 (d)	11,825,000	11,856,928
Endo Finance LLC/Endo Finco, Inc. 5.38%, 1/15/2023 (d)	12,286,000	10,934,540
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (c) (d)	28,616,000	26,040,560
6.50%, 2/1/2025 (c) (d)	19,456,000	17,121,280
Grifols Worldwide Operations, Ltd. 5.25%, 4/1/2022	15,379,000	15,878,817
NBTY, Inc. 7.63%, 5/15/2021 (d)	20,722,000	21,132,296

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Quintiles Transnational Corp. 4.88%, 5/15/2023 (d)	$11,857,000	$12,220,121
Valeant Pharmaceuticals International, Inc.:
5.88%, 5/15/2023 (d)	56,406,000	48,582,488
6.13%, 4/15/2025 (d)	54,985,000	47,358,580
6.38%, 10/15/2020 (d)	39,700,000	37,218,750
Vizient, Inc. 10.38%, 3/1/2024 (d)	8,430,000	9,652,350

		257,996,710

PIPELINES — 3.0%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024 (d)	10,845,000	10,940,436
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.25%, 4/1/2023 (c)	13,030,000	13,225,450
DCP Midstream LLC 3 month USD LIBOR + 3.85%, 5.85%, 5/21/2043 (d) (e)	10,159,000	8,431,970
DCP Midstream Operating L.P.:
2.50%, 12/1/2017	7,911,000	7,871,445
3.88%, 3/15/2023	7,602,000	7,307,803
Energy Transfer Equity L.P.:
5.50%, 6/1/2027	11,995,000	11,935,025
5.88%, 1/15/2024 (c)	24,257,000	25,166,637
Genesis Energy L.P./Genesis Energy Finance Corp. 6.75%, 8/1/2022 (c)	11,915,000	12,277,216
Gibson Energy, Inc. 6.75%, 7/15/2021 (d)	8,244,000	8,470,710
NGPL PipeCo LLC 9.63%, 6/1/2019 (c) (d)	10,300,000	10,802,640
Niska Gas Storage, Ltd./Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019	9,123,000	9,031,770
ONEOK, Inc.:
4.25%, 2/1/2022 (c)	12,614,000	12,330,185
7.50%, 9/1/2023	5,409,000	6,058,080
Rockies Express Pipeline LLC 6.00%, 1/15/2019 (c) (d)	8,295,000	8,689,012
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	30,909,000	32,649,177
5.63%, 3/1/2025 (c)	31,459,000	33,623,379
5.75%, 5/15/2024	34,804,000	37,327,290
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	9,668,000	9,800,935
4.25%, 11/15/2023 (c)	9,760,000	9,442,800
5.00%, 1/15/2018	11,660,000	12,068,100
5.13%, 2/1/2025 (d) (f)	1,335,000	1,333,398
6.75%, 3/15/2024 (c)	1,250,000	1,337,500
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.:
5.50%, 10/15/2019 (c)	10,054,000	10,707,510
6.13%, 10/15/2021	11,129,000	11,623,128
6.25%, 10/15/2022	13,680,000	14,569,200

Williams Cos., Inc.:
3.70%, 1/15/2023	12,059,000	11,715,680
4.55%, 6/24/2024	21,966,000	22,308,670
5.75%, 6/24/2044	11,800,000	12,179,134

		373,224,280

REAL ESTATE — 0.4%
Howard Hughes Corp. 6.88%, 10/1/2021 (d)	14,005,000	14,757,769
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	18,670,000	18,903,375
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (c) (d)	9,950,000	10,087,310
5.25%, 12/1/2021 (d)	5,827,000	6,111,066

		49,859,520

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (d)	8,468,000	8,822,598
8.25%, 10/15/2023	20,527,000	21,425,056
DuPont Fabros Technology L.P. 5.88%, 9/15/2021	8,658,000	9,058,865
Equinix, Inc.:
5.38%, 1/1/2022	8,570,000	9,084,200
5.38%, 4/1/2023	15,220,000	15,981,000
5.88%, 1/15/2026	25,645,000	27,568,375
ESH Hospitality, Inc. 5.25%, 5/1/2025 (d)	21,689,000	21,580,555
Iron Mountain, Inc.:
5.75%, 8/15/2024 (c)	20,528,000	21,195,160
6.00%, 10/1/2020 (d)	9,290,000	9,777,725
6.00%, 8/15/2023	15,617,000	16,710,190
iStar, Inc.:
4.00%, 11/1/2017	7,696,000	7,710,430
5.00%, 7/1/2019 (c)	18,230,000	18,147,965
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 4.50%, 9/1/2026 (d)	10,830,000	10,789,929
MPT Operating Partnership L.P./MPT Finance Corp.:
5.25%, 8/1/2026	10,267,000	10,652,012
6.38%, 3/1/2024	7,200,000	7,812,000
QCP SNF West/Central/East/AL REIT LLC 8.13%, 11/1/2023 (d) (f)	12,800,000	12,800,000
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	6,679,000	6,996,253
Vereit Operating Partnership L.P.:
3.00%, 2/6/2019	6,723,000	6,823,845
4.60%, 2/6/2024	12,426,000	12,868,676
VEREIT Operating Partnership L.P. 4.88%, 6/1/2026	10,904,000	11,503,720

		267,308,554

RETAIL — 4.1%
1011778 BC ULC/New Red Finance, Inc.:
4.63%, 1/15/2022 (d)	15,787,000	16,418,480
6.00%, 4/1/2022 (d)	45,191,000	47,337,572

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

AmeriGas Finance LLC/AmeriGas Finance Corp. 7.00%, 5/20/2022	$13,585,000	$14,298,212
Asbury Automotive Group, Inc. 6.00%, 12/15/2024	9,393,000	9,721,755
Chinos Intermediate Holdings A, Inc. PIK, 7.75%, 5/1/2019 (d)	9,551,627	3,581,860
Claire’s Stores, Inc. 9.00%, 3/15/2019 (d)	18,883,000	10,303,037
CST Brands, Inc. 5.00%, 5/1/2023	7,660,000	8,043,000
Dollar Tree, Inc.:
5.25%, 3/1/2020	8,134,000	8,383,104
5.75%, 3/1/2023 (c)	42,427,000	45,664,180
Dufry Finance SCA 5.50%, 10/15/2020 (d)	8,675,000	8,908,141
Group 1 Automotive, Inc. 5.00%, 6/1/2022 (c)	8,450,000	8,476,195
Guitar Center, Inc. 6.50%, 4/15/2019 (c) (d)	10,773,000	9,480,240
JC Penney Corp., Inc. 5.88%, 7/1/2023 (c) (d)	8,656,000	8,996,830
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/1/2024 (d)	12,581,000	13,115,692
5.25%, 6/1/2026 (d)	19,105,000	20,155,775
L Brands, Inc.:
5.63%, 2/15/2022 (c)	13,479,000	15,029,085
6.75%, 7/1/2036	11,470,000	12,330,250
6.88%, 11/1/2035	21,460,000	23,337,750
Landry’s, Inc.:
6.75%, 10/15/2024 (d) (f)	9,425,000	9,566,375
9.38%, 5/1/2020 (d)	11,913,000	12,450,276
Men’s Wearhouse, Inc. 7.00%, 7/1/2022 (c)	9,959,000	9,330,338
Michaels Stores, Inc. 5.88%, 12/15/2020 (c) (d)	10,299,000	10,678,776
Neiman Marcus Group, Ltd. LLC:
8.00%, 10/15/2021 (c) (d)	13,545,000	11,310,075
PIK, 8.75%, 10/15/2021 (c) (d)	13,858,000	10,670,660
Penske Automotive Group, Inc.:
5.50%, 5/15/2026	10,130,000	10,143,169
5.75%, 10/1/2022	8,494,000	8,791,290
PVH Corp. 4.50%, 12/15/2022	10,947,000	11,412,247
Rite Aid Corp.:
6.13%, 4/1/2023 (d)	37,402,000	40,315,616
6.75%, 6/15/2021	7,819,000	8,259,210
9.25%, 3/15/2020	14,720,000	15,465,200
Sally Holdings LLC/Sally Capital, Inc.:
5.63%, 12/1/2025 (c)	15,112,000	16,265,046
5.75%, 6/1/2022	9,414,000	9,837,630
Serta Simmons Bedding LLC 8.13%, 10/1/2020 (d)	12,715,000	13,255,387
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/1/2024 (c)	7,583,000	7,692,006
Tops Holding LLC/Tops Markets II Corp. 8.00%, 6/15/2022 (d)	9,355,000	8,437,041

TRU Taj LLC/TRU Taj Finance, Inc. 12.00%, 8/15/2021 (d)	10,900,000	10,954,500

		508,416,000

SEMICONDUCTORS — 1.2%
Amkor Technology, Inc. 6.38%, 10/1/2022	7,795,000	8,028,850
Micron Technology, Inc.:
5.25%, 8/1/2023 (d)	25,189,000	24,811,165
5.50%, 2/1/2025	14,819,000	14,541,885
5.88%, 2/15/2022 (c)	5,473,000	5,568,778
NXP B.V./NXP Funding LLC:
3.88%, 9/1/2022 (d)	16,675,000	17,550,437
4.13%, 6/1/2021 (d)	16,900,839	18,105,869
4.63%, 6/1/2023 (d)	14,281,000	15,620,558
Qorvo, Inc. 7.00%, 12/1/2025	8,035,000	8,688,245
Sensata Technologies B.V.:
4.88%, 10/15/2023 (d)	5,735,000	5,975,153
5.00%, 10/1/2025 (d)	10,649,000	10,915,225
Sensata Technologies UK Financing Co. PLC 6.25%, 2/15/2026 (c) (d)	18,260,000	19,766,450

		149,572,615

SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
5.00%, 12/15/2021 (d)	5,300,000	5,525,250
5.00%, 11/15/2025 (d)	12,120,000	12,786,600

		18,311,850

SOFTWARE — 3.1%
BMC Software Finance, Inc. 8.13%, 7/15/2021 (d)	28,419,000	25,790,242
Boxer Parent Co., Inc. PIK, 9.00%, 10/15/2019 (c) (d)	10,705,000	9,594,356
Camelot Finance SA 7.88%, 10/15/2024 (d) (f)	7,250,000	7,458,800
Cengage Learning, Inc. 9.50%, 6/15/2024 (c) (d)	13,336,000	13,552,710
First Data Corp.:
5.00%, 1/15/2024 (d)	28,136,000	28,524,277
5.75%, 1/15/2024 (d)	38,812,000	39,782,300
7.00%, 12/1/2023 (c) (d)	60,030,000	63,331,650
IMS Health, Inc.:
5.00%, 10/15/2026 (d)	15,855,000	16,489,200
6.00%, 11/1/2020 (c) (d)	8,980,000	9,165,213
Infor Software Parent LLC/Infor Software Parent, Inc. PIK, 7.13%, 5/1/2021 (d)	11,249,000	10,932,622
Infor US, Inc.:
5.75%, 8/15/2020 (c) (d)	10,419,000	10,927,447
6.50%, 5/15/2022	29,049,000	29,426,637
Informatica LLC 7.13%, 7/15/2023 (c) (d)	11,143,000	10,440,991
MSCI, Inc.:
4.75%, 8/1/2026 (d)	12,565,000	12,784,887
5.25%, 11/15/2024 (d)	4,774,000	5,033,228
5.75%, 8/15/2025 (d)	16,536,000	17,693,520
Nuance Communications, Inc. 5.38%, 8/15/2020 (c) (d)	15,337,000	15,720,425

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Open Text Corp.:
5.63%, 1/15/2023 (c) (d)	$9,283,000	$9,491,868
5.88%, 6/1/2026 (c) (d)	12,537,000	13,148,179
PTC, Inc. 6.00%, 5/15/2024	7,847,000	8,386,481
Rackspace Hosting, Inc. 6.50%, 1/15/2024 (d)	10,295,000	11,298,763
SS&C Technologies Holdings, Inc. 5.88%, 7/15/2023	10,079,000	10,614,447
Veritas US, Inc./Veritas Bermuda, Ltd. 10.50%, 2/1/2024 (d)	14,743,000	13,821,562

		393,409,805

STORAGE & WAREHOUSING — 0.2%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (c) (d)	18,182,000	16,432,892
10.75%, 10/15/2019 (c) (d)	12,846,000	7,723,657

		24,156,549

TELECOMMUNICATIONS — 9.3%
Altice Financing SA:
6.50%, 1/15/2022 (c) (d)	6,906,000	7,285,830
6.63%, 2/15/2023 (c) (d)	41,096,000	42,008,331
Altice Luxembourg SA:
7.63%, 2/15/2025 (c) (d)	26,976,000	27,650,400
7.75%, 5/15/2022 (c) (d)	49,772,000	53,007,180
Avanti Communications Group PLC 10.00%, 10/1/2019 (c) (d)	6,859,000	5,457,192
Avaya, Inc. 10.50%, 3/1/2021 (d)	23,867,000	5,370,075
CenturyLink, Inc.:
Series S, 6.45%, 6/15/2021 (c)	3,040,000	3,258,500
Series T, 5.80%, 3/15/2022 (c)	26,897,000	27,535,804
Series V, 5.63%, 4/1/2020 (c)	8,957,000	9,506,064
Series Y, 7.50%, 4/1/2024 (c)	21,150,000	22,683,375
CommScope Technologies Finance LLC 6.00%, 6/15/2025 (c) (d)	30,082,000	32,076,437
CommScope, Inc.:
5.00%, 6/15/2021 (d)	6,254,000	6,472,890
5.50%, 6/15/2024 (d)	6,443,000	6,749,043
Consolidated Communications, Inc. 6.50%, 10/1/2022	6,950,000	6,741,500
CSC Holdings LLC 10.13%, 1/15/2023 (d)	31,890,000	36,673,500
DigitalGlobe, Inc. 5.25%, 2/1/2021 (d)	12,262,000	12,208,354
Frontier Communications Corp.:
8.88%, 9/15/2020	19,250,000	20,741,875
10.50%, 9/15/2022 (c)	34,865,000	36,869,737
11.00%, 9/15/2025	60,380,000	62,873,694
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.50%, 7/1/2022 (c) (d)	8,050,000	8,678,906
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026 (d)	13,465,000	13,288,272
6.63%, 8/1/2026 (d)	14,480,000	13,937,000
Inmarsat Finance PLC 4.88%, 5/15/2022 (d)	19,917,000	19,020,735
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (c)	33,805,000	23,409,962
8.00%, 2/15/2024 (c) (d)	21,714,000	21,768,285

Intelsat Luxembourg SA 7.75%, 6/1/2021	35,024,000	11,645,480
Koninklijke KPN NV 10 year USD Swap + 5.33%, 7.00%,
3/28/2073 (d) (e)	9,240,000	10,117,800
Level 3 Financing, Inc.:
5.25%, 3/15/2026 (d)	2,468,000	2,542,040
5.38%, 8/15/2022	11,779,000	12,265,473
5.38%, 1/15/2024	18,591,000	19,334,640
5.38%, 5/1/2025 (c)	10,252,000	10,687,710
Millicom International Cellular SA:
4.75%, 5/22/2020 (c) (d)	7,037,000	7,089,777
6.00%, 3/15/2025 (c) (d)	8,480,000	8,522,400
6.63%, 10/15/2021 (d)	13,742,000	14,308,857
Plantronics, Inc. 5.50%, 5/31/2023 (d)	7,682,000	7,936,466
Sable International Finance, Ltd. 6.88%, 8/1/2022 (d)	12,580,000	12,988,850
SoftBank Group Corp. 4.50%, 4/15/2020 (d)	40,681,000	42,104,835
Sprint Communications, Inc. 9.00%, 11/15/2018 (d)	50,058,000	55,254,020
Sprint Corp.:
7.13%, 6/15/2024	42,003,000	40,952,925
7.88%, 9/15/2023	71,381,000	71,381,000
T-Mobile USA, Inc.:
6.25%, 4/1/2021	23,526,000	24,584,670
6.50%, 1/15/2026 (c)	32,462,000	35,831,556
6.63%, 4/1/2023	30,939,000	33,144,951
Telecom Italia SpA 5.30%, 5/30/2024 (d)	23,252,000	23,714,715
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (d)	17,920,000	18,065,600
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (d)	8,340,000	8,746,575
ViaSat, Inc. 6.88%, 6/15/2020	9,708,000	10,084,185
Virgin Media Finance PLC 6.38%, 4/15/2023 (d)	5,325,000	5,564,625
Virgin Media Secured Finance PLC:
5.25%, 1/15/2026 (d)	21,784,000	22,137,990
5.38%, 4/15/2021 (d)	6,798,600	7,053,548
West Corp. 5.38%, 7/15/2022 (d)	17,668,000	17,270,470
Wind Acquisition Finance SA:
4.75%, 7/15/2020 (d)	24,854,000	25,040,405
6.50%, 4/30/2020 (d)	10,022,000	10,498,045
7.38%, 4/23/2021 (d)	53,074,000	55,329,645

Windstream Services LLC 6.38%, 8/1/2023	10,268,000	9,241,200

		1,158,713,394

TEXTILES — 0.2%
INVISTA Finance LLC 4.25%, 10/15/2019 (d)	10,900,000	10,879,562
Springs Industries, Inc. 6.25%, 6/1/2021	7,957,000	8,255,388

		19,134,950

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

TRANSPORTATION — 0.5%
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (d)	$14,949,000	$15,313,382
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (d)	11,055,000	8,166,881
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (d)	10,543,000	5,119,944
XPO Logistics, Inc.:
6.13%, 9/1/2023 (d)	10,165,000	10,393,713
6.50%, 6/15/2022 (c) (d)	27,526,000	28,627,040

		67,620,960

TRUCKING & LEASING — 0.1%
AerCap Global Aviation Trust 3 month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (c) (d) (e)	8,000,000	8,195,000

TOTAL CORPORATE BONDS & NOTES (Cost $12,199,125,982)		12,234,835,570

	Shares
WARRANTS — 0.0% (a)
OIL & GAS — 0.0% (a)
Comstock Resources, Inc. (expiring 9/2/18) (b) (Cost $0)	33,760	257,589

SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (h) (i)	95,187,488	95,187,488

State Street Navigator Securities Lending Prime Portfolio (h) (j)	503,543,705	503,543,705

TOTAL SHORT-TERM INVESTMENTS (Cost $598,731,193)		598,731,193

TOTAL INVESTMENTS — 102.7% (Cost $12,798,478,960)		12,834,418,352
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(342,407,588)

NET ASSETS — 100.0%		$12,492,010,764

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2016.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 49.7% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2016.
(f)	When-issued security.
(g)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of September 30, 2016. Maturity date shown is the final maturity.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2016.
(j)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

PIK = Payment in Kind

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stock
Energy	$594,000	$—	$—	$594,000
Corporate Bonds & Notes
Advertising	—	70,080,464	—	70,080,464
Aerospace & Defense	—	89,687,257	—	89,687,257
Agriculture	—	21,863,460	—	21,863,460

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Airlines	$—	$31,019,835	$—	$31,019,835
Apparel	—	37,071,066	—	37,071,066
Auto Manufacturers	—	77,914,456	—	77,914,456
Auto Parts & Equipment	—	206,554,416	—	206,554,416
Banks	—	286,994,119	—	286,994,119
Beverages	—	53,602,428	—	53,602,428
Biotechnology	—	25,618,855	—	25,618,855
Chemicals	—	320,511,638	—	320,511,638
Coal	—	37,914,390	—	37,914,390
Commercial Services	—	434,989,003	—	434,989,003
Construction Materials	—	129,001,392	—	129,001,392
Distribution & Wholesale	—	113,451,582	—	113,451,582
Diversified Financial Services	—	434,024,377	—	434,024,377
Electric	—	370,658,928	—	370,658,928
Electrical Components & Equipment	—	35,663,250	—	35,663,250
Energy-Alternate Sources	—	17,193,306	—	17,193,306
Engineering & Construction	—	58,891,062	—	58,891,062
Entertainment	—	239,947,536	—	239,947,536
Environmental Control	—	45,987,715	—	45,987,715
Food	—	244,812,639	—	244,812,639
Food Service	—	16,326,233	—	16,326,233
Forest Products & Paper	—	19,013,035	—	19,013,035
Gas	—	25,036,200	—	25,036,200
Health Care Products	—	204,498,313	—	204,498,313
Health Care Services	—	706,093,453	—	706,093,453
Holding Companies-Divers	—	94,599,173	—	94,599,173
Home Builders	—	100,105,458	—	100,105,458
Home Furnishings	—	9,138,160	—	9,138,160
Household Products	—	37,684,362	—	37,684,362
Household Products & Wares	—	46,671,888	—	46,671,888
Housewares	—	9,033,965	—	9,033,965
Insurance	—	55,471,336	—	55,471,336
Internet	—	97,548,312	—	97,548,312
Iron/Steel	—	109,669,075	—	109,669,075
IT Services	—	184,836,963	—	184,836,963
Leisure Time	—	70,638,142	—	70,638,142
Lodging	—	300,693,653	—	300,693,653
Machinery, Construction & Mining	—	41,998,883	—	41,998,883
Machinery-Diversified	—	67,266,511	—	67,266,511
Media	—	1,322,967,746	—	1,322,967,746
Metal Fabricate & Hardware	—	61,619,614	—	61,619,614
Mining	—	372,879,340	—	372,879,340
Miscellaneous Manufacturer	—	90,666,617	—	90,666,617
Office & Business Equipment	—	28,368,045	—	28,368,045
Oil & Gas	—	1,118,352,514	—	1,118,352,514
Oil & Gas Services	—	71,535,006	—	71,535,006
Packaging & Containers	—	292,750,212	—	292,750,212
Pharmaceuticals	—	257,996,710	—	257,996,710
Pipelines	—	373,224,280	—	373,224,280
Real Estate	—	49,859,520	—	49,859,520
Real Estate Investment Trusts	—	267,308,554	—	267,308,554
Retail	—	508,416,000	—	508,416,000
Semiconductors	—	149,572,615	—	149,572,615
Shipbuilding	—	18,311,850	—	18,311,850
Software	—	393,409,805	—	393,409,805
Storage & Warehousing	—	24,156,549	—	24,156,549
Telecommunications	—	1,158,713,394	—	1,158,713,394
Textiles	—	19,134,950	—	19,134,950

See accompanying Notes to Schedule of Investments

SPDR Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Transportation	$—	$67,620,960	$—	$67,620,960
Trucking & Leasing	—	8,195,000	—	8,195,000
Warrants
Oil & Gas	—	257,589	—	257,589
Short-Term Investments	598,731,193	—	—	598,731,193

TOTAL INVESTMENTS	$599,325,193	$12,235,093,159	$—	$12,834,418,352

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	63,401,928	$63,401,928	575,427,822	543,642,262	95,187,488	$95,187,488	$88,892	$—
State Street Navigator Securities Lending Prime Portfolio	860,755,470	860,755,470	479,461,457	836,673,222	503,543,705	503,543,705	1,325,309	—

TOTAL		$924,157,398				$598,731,193	$1,414,201	$—

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 96.1%
ADVERTISING — 0.1%
Affinion Group, Inc. 7.88%, 12/15/2018 (a)	$3,202,000	$2,177,360

AEROSPACE & DEFENSE — 0.6%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/2020 (a) (b)	4,350,000	3,447,375
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/2019 (a)	3,563,000	3,320,271
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (b)	2,949,000	3,234,684
Sequa Corp. 7.00%, 12/15/2017 (a) (b)	2,895,500	984,470
TransDigm, Inc.:
5.50%, 10/15/2020	4,586,000	4,723,580
6.38%, 6/15/2026 (b)	1,786,000	1,848,510
Triumph Group, Inc. 4.88%, 4/1/2021	1,025,000	979,490

		18,538,380

AGRICULTURE — 0.3%
Alliance One International, Inc. 9.88%, 7/15/2021 (a)	5,607,900	4,752,695
Vector Group, Ltd. 7.75%, 2/15/2021	3,836,000	4,030,485

		8,783,180

AIRLINES — 0.8%
Air Canada:
6.75%, 10/1/2019 (b)	2,879,000	2,976,310
7.75%, 4/15/2021 (a) (b)	2,400,000	2,594,880
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a) (b)	4,743,000	4,772,407
5.50%, 10/1/2019 (a) (b)	5,112,000	5,322,614
6.13%, 6/1/2018	3,234,000	3,387,615
Continental Airlines Pass Thru Certificates Series 2012-3, Class C, 6.13%, 4/29/2018	3,853,000	4,031,009
Virgin Australia Holdings, Ltd. 8.50%, 11/15/2019 (b)	2,950,000	3,042,040

		26,126,875

APPAREL — 0.2%
Hanesbrands, Inc. 4.63%, 5/15/2024 (b)	1,580,000	1,621,554
Nine West Holdings, Inc. 8.25%, 3/15/2019 (b)	4,150,000	705,500
William Carter Co. 5.25%, 8/15/2021	3,000,000	3,144,375

		5,471,429

AUTO MANUFACTURERS — 0.8%
Fiat Chrysler Automobiles NV 4.50%, 4/15/2020 (a)	9,676,000	9,942,090
General Motors Financial Co., Inc. 3.20%, 7/6/2021	3,000,000	3,029,400
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (a) (b)	3,100,000	3,171,300
4.13%, 12/15/2018 (b)	5,350,000	5,526,550
4.25%, 11/15/2019 (b)	4,394,000	4,597,223

		26,266,563

AUTO PARTS & EQUIPMENT — 1.0%
American Axle & Manufacturing, Inc. 6.25%, 3/15/2021 (a)	3,450,000	3,622,500
Dana, Inc. 5.38%, 9/15/2021	2,060,000	2,139,928
IHO Verwaltungs GmbH PIK, 4.13%, 9/15/2021 (b)	1,440,000	1,462,464
Schaeffler Finance B.V.:
4.25%, 5/15/2021 (b)	5,874,000	6,027,899
4.75%, 5/15/2021 (b)	4,200,000	4,349,520
Schaeffler Holding Finance B.V.:
PIK, 6.25%, 11/15/2019 (a) (b)	2,600,000	2,702,180
PIK, 6.88%, 8/15/2018 (b)	3,876,000	3,942,667
Titan International, Inc. 6.88%, 10/1/2020	3,161,000	2,979,243
ZF North America Capital, Inc. 4.00%, 4/29/2020 (a) (b)	6,874,000	7,278,191

		34,504,592

BANKS — 2.6%
CIT Group, Inc.:
3.88%, 2/19/2019 (a)	7,997,000	8,136,948
4.25%, 8/15/2017	10,237,000	10,434,574
5.00%, 5/15/2017	8,330,000	8,475,775
5.25%, 3/15/2018	13,690,000	14,203,375
5.38%, 5/15/2020 (a)	6,646,000	7,077,990
5.50%, 2/15/2019 (b)	11,150,000	11,756,281
6.63%, 4/1/2018 (b)	5,738,000	6,082,280
Provident Funding Associates L.P./PFG Finance Corp. 6.75%, 6/15/2021 (b)	3,117,600	3,137,241
Royal Bank of Scotland Group PLC 4.70%, 7/3/2018	3,209,000	3,283,208
Royal Bank of Scotland NV 4.65%, 6/4/2018	2,850,000	2,931,938
Synovus Financial Corp. 5.13%, 6/15/2017	1,640,226	1,664,829
UniCredit Bank Austria AG 7.25%, 2/15/2017 (b)	4,950,000	5,038,609
UniCredit Luxembourg Finance SA:
6.00%, 10/31/2017 (b)	5,775,000	5,941,031
6.00%, 10/31/2017	150,000	154,500

		88,318,579

BEVERAGES — 0.6%
Constellation Brands, Inc.:
3.75%, 5/1/2021	4,466,000	4,722,795
3.88%, 11/15/2019	2,241,000	2,358,652
7.25%, 5/15/2017	5,243,000	5,426,505
Cott Beverages, Inc. 6.75%, 1/1/2020	3,179,000	3,306,160
DS Services of America, Inc. 10.00%, 9/1/2021 (b)	3,520,000	3,924,800
Innovation Ventures LLC/Innovation Ventures Finance Corp. 9.50%, 8/15/2019 (b)	1,730,000	1,814,338

		21,553,250

CHEMICALS — 2.1%
Ashland LLC 3.88%, 4/15/2018	4,817,000	4,925,382
Chemtura Corp. 5.75%, 7/15/2021	200,000	209,000

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Consolidated Energy Finance SA 6.75%, 10/15/2019 (a) (b)	$6,777,000	$6,610,286
Hexion, Inc.:
6.63%, 4/15/2020	10,967,000	9,623,542
8.88%, 2/1/2018	7,502,000	7,145,655
Hexion, Inc./Hexion Nova Scotia Finance ULC 9.00%, 11/15/2020	4,500,000	3,268,350
Huntsman International LLC 4.88%, 11/15/2020 (a)	4,176,000	4,343,040
INEOS Group Holdings SA:
5.63%, 8/1/2024 (a) (b)	2,156,711	2,110,989
5.88%, 2/15/2019 (a) (b)	3,695,000	3,782,756
Perstorp Holding AB:
8.75%, 5/15/2017 (b)	3,400,000	3,400,000
11.00%, 8/15/2017 (a) (b)	3,505,000	3,483,094
Platform Specialty Products Corp. 10.38%, 5/1/2021 (b)	2,055,000	2,214,263
Rain CII Carbon LLC/CII Carbon Corp.:
8.00%, 12/1/2018 (b)	3,847,000	3,765,251
8.25%, 1/15/2021 (b)	2,350,000	2,295,656
TPC Group, Inc. 8.75%, 12/15/2020 (b)	4,803,000	3,725,207
Tronox Finance LLC 6.38%, 8/15/2020 (a)	6,894,000	6,308,010
Westlake Chemical Corp. 4.63%, 2/15/2021 (b)	4,145,000	4,364,144

		71,574,625

COMMERCIAL SERVICES — 2.6%
ACE Cash Express, Inc. 11.00%, 2/1/2019 (b)	3,182,000	1,789,875
Ancestry.com Holdings LLC PIK, 9.63%, 10/15/2018 (b)	3,755,000	3,806,631
APX Group, Inc.:
6.38%, 12/1/2019	3,457,000	3,517,498
7.88%, 12/1/2022	2,000,000	2,090,000
7.88%, 12/1/2022 (b)	1,000,000	1,045,000
8.75%, 12/1/2020	5,695,000	5,581,100
Cenveo Corp. 6.00%, 8/1/2019 (b)	3,705,000	3,313,659
Ceridian HCM Holding, Inc. 11.00%, 3/15/2021 (b)	3,350,000	3,542,625
Constellis Holdings LLC/Constellis Finance Corp. 9.75%, 5/15/2020 (b)	3,356,000	3,297,270
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (b)	5,375,000	4,246,250
Graham Holdings Co. 7.25%, 2/1/2019	2,215,000	2,401,891
Harland Clarke Holdings Corp. 9.25%, 3/1/2021 (b)	5,528,000	4,684,980
Herc Rentals, Inc. 7.50%, 6/1/2022 (b)	1,600,000	1,648,000
Hertz Corp.:
5.50%, 10/15/2024 (a) (b)	2,190,000	2,181,897
5.88%, 10/15/2020 (a)	3,364,000	3,473,330
6.75%, 4/15/2019	8,835,000	8,995,797
7.38%, 1/15/2021	3,669,000	3,788,242
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a) (b)	2,775,000	2,029,219

Laureate Education, Inc. 9.25%, 9/1/2019 (a) (b)	9,865,000	9,396,412
Live Nation Entertainment, Inc. 7.00%, 9/1/2020 (b)	3,796,000	3,938,350
Modular Space Corp. 10.25%, 1/31/2019 (b) (c)	2,986,000	1,255,986
Monitronics International, Inc. 9.13%, 4/1/2020 (a)	3,730,000	3,506,200
RR Donnelley & Sons Co.:
7.63%, 6/15/2020 (a)	2,223,000	2,395,283
7.88%, 3/15/2021 (a)	3,500,000	3,815,000

		85,740,495

CONSTRUCTION MATERIALS — 0.8%
Associated Materials LLC/AMH New Finance, Inc. 9.13%, 11/1/2017	5,036,000	4,746,430
Euramax International, Inc. 12.00%, 8/15/2020 (b)	3,000,000	3,090,000
Louisiana-Pacific Corp. 4.88%, 9/15/2024 (b)	1,645,000	1,640,887
Masco Corp.:
3.50%, 4/1/2021	2,715,000	2,811,722
5.95%, 3/15/2022	587,000	671,014
7.13%, 3/15/2020	2,742,000	3,160,155
Standard Industries, Inc. 5.13%, 2/15/2021 (b)	3,190,000	3,349,500
USG Corp.:
6.30%, 11/15/2016	3,495,000	3,512,475
9.50%, 1/15/2018	3,051,000	3,316,056

		26,298,239

DISTRIBUTION & WHOLESALE — 0.4%
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (b)	2,644,000	2,753,065
HD Supply, Inc. 7.50%, 7/15/2020	8,727,000	9,065,171
Rexel SA 5.25%, 6/15/2020 (a) (b)	2,580,000	2,683,200

		14,501,436

DIVERSIFIED FINANCIAL SERVICES — 7.9%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust 4.25%, 7/1/2020 (a)	2,114,000	2,180,168
Aircastle, Ltd.:
4.63%, 12/15/2018	3,052,000	3,187,433
5.00%, 4/1/2023	3,681,000	3,865,050
5.13%, 3/15/2021	900,000	966,375
6.25%, 12/1/2019	3,989,000	4,377,928
6.75%, 4/15/2017	2,801,000	2,860,521
Alliance Data Systems Corp. 5.25%, 12/1/2017 (b)	2,293,000	2,338,860
Ally Financial, Inc.:
2.75%, 1/30/2017	3,820,000	3,820,000
3.25%, 2/13/2018	5,069,000	5,094,345
3.25%, 11/5/2018	1,380,000	1,384,830
3.50%, 1/27/2019	4,127,000	4,173,222
3.60%, 5/21/2018	5,330,000	5,416,346
3.75%, 11/18/2019	4,268,000	4,337,568
4.13%, 3/30/2020	3,141,000	3,188,115
4.25%, 4/15/2021	6,970,000	7,074,550

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.75%, 9/10/2018	$2,576,000	$2,682,131
5.50%, 2/15/2017	8,147,000	8,248,837
6.25%, 12/1/2017	6,319,000	6,595,772
7.50%, 9/15/2020	3,630,000	4,129,125
8.00%, 12/31/2018	4,447,000	4,916,714
8.00%, 3/15/2020 (a)	6,633,000	7,561,620
CNG Holdings, Inc. 9.38%, 5/15/2020 (b)	2,818,000	1,747,160
DFC Finance Corp. PIK, 12.00%, 6/16/2020 (b)	5,643,413	3,276,707
Enova International, Inc. 9.75%, 6/1/2021	3,500,000	3,141,250
FBM Finance, Inc. 8.25%, 8/15/2021 (b)	3,105,000	3,244,725
Fly Leasing, Ltd. 6.75%, 12/15/2020 (a)	1,550,000	1,600,375
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017 (a)	7,735,000	7,749,503
4.88%, 3/15/2019	6,800,000	6,834,000
6.00%, 8/1/2020	13,209,000	13,275,045
International Lease Finance Corp. 5.88%, 4/1/2019	1,352,000	1,446,640
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/1/2020 (b)	4,155,000	4,061,513
7.50%, 4/15/2021 (b)	1,800,000	1,753,875
KCG Holdings, Inc. 6.88%, 3/15/2020 (b)	2,390,000	2,369,207
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (b)	3,025,000	3,263,219
Nationstar Mortgage LLC/Nationstar Capital Corp.:
6.50%, 8/1/2018	1,778,000	1,806,981
6.50%, 7/1/2021	5,058,162	4,966,483
7.88%, 10/1/2020	3,213,000	3,253,163
9.63%, 5/1/2019 (a)	1,865,000	1,957,084
Navient Corp.:
4.63%, 9/25/2017	2,344,000	2,379,160
4.88%, 6/17/2019	7,431,000	7,393,845
5.00%, 10/26/2020	1,730,000	1,704,050
5.50%, 1/15/2019	7,606,000	7,729,978
5.88%, 3/25/2021	3,525,000	3,507,375
6.63%, 7/26/2021	4,955,000	4,979,775
7.25%, 9/25/2023 (a)	1,365,000	1,361,588
8.45%, 6/15/2018	17,109,000	18,349,402
Series MTN, 6.00%, 1/25/2017	4,483,000	4,540,382
Series MTN, 8.00%, 3/25/2020	11,845,000	12,703,762
NewStar Financial, Inc. 7.25%, 5/1/2020	2,603,000	2,570,463
NFP Corp. 9.00%, 7/15/2021 (b)	4,974,474	5,086,400
OneMain Financial Holdings LLC 6.75%, 12/15/2019 (b)	4,695,000	4,947,356
ROC Finance LLC/ROC Finance 1 Corp. 12.13%, 9/1/2018 (a) (b)	4,274,000	4,407,563
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/2018 (b)	3,066,000	2,215,185
Springleaf Finance Corp.:
5.25%, 12/15/2019	4,240,000	4,319,500

6.90%, 12/15/2017	7,397,000	7,757,974
8.25%, 12/15/2020	7,458,000	8,203,800
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (b)	4,945,000	3,662,391
Transworld Systems, Inc. 9.50%, 8/15/2021 (b)	3,365,000	1,817,100

		263,783,489

ELECTRIC — 2.1%
AES Corp.:
7.38%, 7/1/2021	9,554,000	10,963,215
8.00%, 6/1/2020 (a)	816,000	963,390
Dynegy, Inc. 6.75%, 11/1/2019	15,970,000	16,369,250
EDP Finance B.V. 6.00%, 2/2/2018 (b)	1,754,000	1,836,692
FirstEnergy Corp. Series A, 2.75%, 3/15/2018	3,324,000	3,362,057
Fortis, Inc. 2.10%, 10/4/2021 (b)	1,875,000	1,868,136
GenOn Energy, Inc.:
7.88%, 6/15/2017 (a)	4,926,000	4,063,950
9.50%, 10/15/2018	4,463,000	3,570,400
9.88%, 10/15/2020 (a)	3,170,000	2,377,500
IPALCO Enterprises, Inc.:
3.45%, 7/15/2020	2,757,000	2,828,634
5.00%, 5/1/2018	2,070,000	2,169,501
NRG Energy, Inc.:
7.63%, 1/15/2018	3,728,000	3,970,320
7.88%, 5/15/2021	3,938,000	4,115,210
Talen Energy Supply LLC:
4.63%, 7/15/2019 (b)	9,295,000	8,719,639
6.50%, 5/1/2018 (a)	2,663,000	2,742,890

		69,920,784

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Anixter, Inc. 5.63%, 5/1/2019	2,131,000	2,253,533
WireCo WorldGroup, Inc. 9.50%, 5/15/2017	1,988,000	1,988,000

		4,241,533

ELECTRONICS — 0.1%
Flex, Ltd. 4.63%, 2/15/2020	583,000	624,227
Kemet Corp. 10.50%, 5/1/2018	2,025,000	2,025,000
Sanmina Corp. 4.38%, 6/1/2019 (b)	2,035,000	2,125,303

		4,774,530

ENGINEERING & CONSTRUCTION — 0.3%
Abengoa Finance SAU:
7.75%, 2/1/2020 (b) (c)	5,400,000	270,000
8.88%, 11/1/2017 (b)	7,790,000	389,500
Michael Baker International LLC/CDL Acquisition Co., Inc. 8.25%, 10/15/2018 (b)	3,735,000	3,749,006
SBA Communications Corp. 5.63%, 10/1/2019	5,460,000	5,613,426

		10,021,932

ENTERTAINMENT — 1.6%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021	3,902,524	4,019,600
Gibson Brands, Inc. 8.88%, 8/1/2018 (b)	2,950,000	2,194,063

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 11/1/2018	$4,622,000	$4,809,653
4.38%, 4/15/2021 (a)	2,300,000	2,426,500
4.88%, 11/1/2020 (a)	6,415,000	6,896,125
Greektown Holdings LLC/Greektown Mothership Corp. 8.88%, 3/15/2019 (b)	1,811,000	1,923,056
International Game Technology PLC:
5.63%, 2/15/2020 (b)	2,431,000	2,582,937
7.50%, 6/15/2019	4,197,000	4,664,126
Isle of Capri Casinos, Inc.:
5.88%, 3/15/2021	3,525,000	3,690,234
8.88%, 6/15/2020	3,245,000	3,423,475
Mohegan Tribal Gaming Authority 9.75%, 9/1/2021 (a)	775,000	836,070
Mood Media Corp. 9.25%, 10/15/2020 (b)	2,540,000	1,981,200
Production Resource Group, Inc. 8.88%, 5/1/2019	3,300,000	1,918,125
Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp. 6.13%, 8/15/2021 (b)	3,995,000	4,114,850
Six Flags Entertainment Corp. 5.25%, 1/15/2021 (b)	5,004,000	5,154,120
WMG Acquisition Corp.:
5.00%, 8/1/2023 (b)	2,500,000	2,551,563
6.00%, 1/15/2021 (b)	1,490,000	1,542,150

		54,727,847

ENVIRONMENTAL CONTROL — 0.7%
Advanced Disposal Services, Inc. 8.25%, 10/1/2020	4,085,000	4,268,825
Casella Waste Systems, Inc. 7.75%, 2/15/2019	2,455,000	2,511,772
Clean Harbors, Inc.:
5.13%, 6/1/2021	5,585,000	5,724,625
5.25%, 8/1/2020	4,405,000	4,515,125
Covanta Holding Corp. 7.25%, 12/1/2020	3,081,000	3,190,761
GFL Environmental, Inc. 9.88%, 2/1/2021 (b)	4,455,000	4,878,225

		25,089,333

FOOD — 1.5%
B&G Foods, Inc. 4.63%, 6/1/2021	4,253,000	4,388,564
BI-LO LLC/BI-LO Finance Corp.:
9.25%, 2/15/2019 (a) (b)	3,090,000	2,649,675
PIK, 8.63%, 9/15/2018 (b)	3,650,000	2,283,531
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (b)	4,562,000	4,616,288
JBS USA LUX SA/JBS USA Finance, Inc.:
7.25%, 6/1/2021 (b)	5,474,000	5,631,377
7.25%, 6/1/2021 (b)	1,735,000	1,784,881
8.25%, 2/1/2020 (b)	3,950,000	4,063,562
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 4.88%, 5/1/2021	1,800,000	1,845,000
Post Holdings, Inc. 5.00%, 8/15/2026 (b)	2,403,192	2,391,176

Smithfield Foods, Inc.:
5.25%, 8/1/2018 (b)	4,108,000	4,138,810
5.88%, 8/1/2021 (b)	400,000	418,000
7.75%, 7/1/2017	3,114,000	3,234,668
SUPERVALU, Inc. 6.75%, 6/1/2021	1,900,000	1,787,188
Tesco PLC:
2.70%, 1/5/2017 (b)	2,460,000	2,464,613
5.50%, 11/15/2017 (b)	6,618,000	6,862,039

		48,559,372

FOOD SERVICE — 0.1%
Aramark Services, Inc. 5.75%, 3/15/2020	2,316,000	2,385,480

FOREST PRODUCTS & PAPER — 0.1%
Tembec Industries, Inc. 9.00%, 12/15/2019 (b)	2,627,000	1,988,311

GAS — 0.1%
NGL Energy Partners L.P./NGL Energy Finance Corp. 5.13%, 7/15/2019	2,760,000	2,615,100

HAND & MACHINE TOOLS — 0.2%
Apex Tool Group LLC 7.00%, 2/1/2021 (b)	2,740,000	2,618,413

Milacron LLC/Mcron Finance Corp. 7.75%, 2/15/2021 (b)	3,425,000	3,553,437

		6,171,850

HEALTH CARE PRODUCTS — 1.9%
Alere, Inc.:
6.50%, 6/15/2020	2,055,000	2,058,853
7.25%, 7/1/2018	3,555,000	3,634,988
ConvaTec Finance International SA PIK, 8.25%, 1/15/2019 (b)	5,400,000	5,400,000
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (b)	5,200,000	5,294,250
DJO Finance LLC/DJO Finance Corp. 10.75%, 4/15/2020 (b)	1,000,000	820,625
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (b)	5,767,000	5,345,288
Immucor, Inc. 11.13%, 8/15/2019	2,220,000	2,096,513
Kinetic Concepts, Inc./KCI USA, Inc.:
7.88%, 2/15/2021 (b)	3,506,000	3,832,496
9.63%, 10/1/2021 (b)	7,320,000	7,320,000
10.50%, 11/1/2018	13,113,000	13,801,433
12.50%, 11/1/2019	4,271,000	4,252,314
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a) (b)	3,323,000	3,385,306
5.63%, 10/15/2023 (b)	1,990,000	1,905,425
Universal Hospital Services, Inc. 7.63%, 8/15/2020	5,054,000	4,826,570

		63,974,061

HEALTH CARE SERVICES — 6.0%
Centene Corp.:
5.63%, 2/15/2021	9,615,000	10,207,284
5.75%, 6/1/2017 (a)	2,648,000	2,704,270

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018 (a)	$5,364,000	$5,438,023
5.13%, 8/1/2021	7,600,000	7,524,000
7.13%, 7/15/2020 (a)	10,495,000	9,755,102
8.00%, 11/15/2019 (a)	12,665,000	12,411,700
Fresenius Medical Care US Finance II, Inc.:
4.13%, 10/15/2020 (b)	3,351,000	3,510,173
5.63%, 7/31/2019 (b)	6,373,000	6,914,705
6.50%, 9/15/2018 (b)	3,116,000	3,374,940
Fresenius Medical Care US Finance, Inc.:
5.75%, 2/15/2021 (b)	3,660,000	4,103,958
6.88%, 7/15/2017	4,947,000	5,169,615
HCA Holdings, Inc. 6.25%, 2/15/2021 (a)	9,832,000	10,569,400
HCA, Inc.:
3.75%, 3/15/2019	8,977,000	9,280,423
4.25%, 10/15/2019	4,360,000	4,539,850
4.50%, 2/15/2027	2,250,000	2,264,175
6.50%, 2/15/2020	20,659,000	22,921,160
8.00%, 10/1/2018	2,513,000	2,798,979
Health Net, Inc. 6.38%, 6/1/2017	1,789,000	1,833,725
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	6,279,000	5,698,193
inVentiv Health, Inc. 9.00%, 1/15/2018 (b)	3,930,000	4,020,881
Kindred Healthcare, Inc. 8.00%, 1/15/2020	4,684,000	4,754,260
Select Medical Corp. 6.38%, 6/1/2021 (a)	4,156,000	4,091,063
Surgery Center Holdings, Inc. 8.88%, 4/15/2021 (b)	3,225,000	3,448,734
Tenet Healthcare Corp.:
4.50%, 4/1/2021	4,944,000	4,962,787
4.75%, 6/1/2020	3,363,000	3,426,056
5.00%, 3/1/2019	9,100,000	8,895,250
5.50%, 3/1/2019	4,178,000	4,094,440
6.00%, 10/1/2020	14,618,000	15,421,990
6.25%, 11/1/2018	8,368,000	8,932,840
8.00%, 8/1/2020	3,749,000	3,821,637
WellCare Health Plans, Inc. 5.75%, 11/15/2020	4,970,000	5,143,950

		202,033,563

HOLDING COMPANIES-DIVERS — 0.4%
Carlson Travel Holdings, Inc. PIK, 7.50%, 8/15/2019 (b)	2,539,000	2,518,370
HRG Group, Inc.
7.88%, 7/15/2019	5,799,000	6,125,194
Noble Group, Ltd.:
6.75%, 1/29/2020	100,000	80,500
6.75%, 1/29/2020 (b)	7,766,000	6,251,630

		14,975,694

HOME BUILDERS — 2.1%
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.88%, 2/15/2021 (b)	2,965,000	2,889,022

Beazer Homes USA, Inc. 8.75%, 3/15/2022 (b)	1,285,000	1,352,463
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (b)	5,780,000	5,982,300
CalAtlantic Group, Inc.:
8.38%, 5/15/2018	3,381,000	3,702,195
8.38%, 1/15/2021 (a)	2,000,000	2,380,000
DR Horton, Inc.:
3.63%, 2/15/2018	500,000	511,250
3.75%, 3/1/2019	3,909,000	4,070,442
4.00%, 2/15/2020	4,135,000	4,357,463
K Hovnanian Enterprises, Inc. 7.25%, 10/15/2020 (b)	4,041,000	3,556,080
KB Home:
4.75%, 5/15/2019	2,623,000	2,686,936
8.00%, 3/15/2020	1,894,000	2,116,545
Lennar Corp.:
4.50%, 6/15/2019	5,175,000	5,417,578
4.50%, 11/15/2019	1,579,000	1,662,884
4.75%, 12/15/2017	1,728,000	1,771,200
4.75%, 4/1/2021	4,050,000	4,303,125
Series B, 12.25%, 6/1/2017	2,700,000	2,887,312
Mattamy Group Corp. 6.50%, 11/15/2020 (b)	3,090,000	3,086,137
PulteGroup, Inc. 4.25%, 3/1/2021	4,164,285	4,367,294
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25%, 4/15/2021 (b)	3,968,000	4,087,040
Toll Brothers Finance Corp.:
4.00%, 12/31/2018	2,718,000	2,818,226
8.91%, 10/15/2017	2,318,000	2,483,158
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 4.38%, 6/15/2019	1,960,000	2,011,352
William Lyon Homes, Inc. 8.50%, 11/15/2020	2,890,000	3,023,662

		71,523,664

HOUSEHOLD PRODUCTS — 0.7%
Albea Beauty Holdings SA 8.38%, 11/1/2019 (b)	1,605,000	1,676,222
Avon Products, Inc.:
6.50%, 3/1/2019 (a)	2,349,000	2,412,129
6.60%, 3/15/2020 (a)	3,170,000	3,118,963
Edgewell Personal Care Co. 4.70%, 5/19/2021	4,077,000	4,316,524
Elizabeth Arden, Inc. 7.38%, 3/15/2021	2,746,000	2,847,327
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (b)	5,004,000	4,975,853
Revlon Consumer Products Corp.:
5.75%, 2/15/2021	2,023,000	2,063,460
6.25%, 8/1/2024 (b)	888,889	919,445

		22,329,923

HOUSEHOLD PRODUCTS & WARES — 0.1%
ACCO Brands Corp. 6.75%, 4/30/2020 (a)	3,530,000	3,724,150

INSURANCE — 0.9%
American Equity Investment Life Holding Co. 6.63%, 7/15/2021	3,475,000	3,619,059

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Genworth Holdings, Inc.:
6.52%, 5/22/2018 (a)	$3,634,000	$3,706,680
7.20%, 2/15/2021	2,980,000	2,857,224
7.63%, 9/24/2021	6,500,000	6,253,000
7.70%, 6/15/2020 (a)	1,430,000	1,419,275
Hub Holdings LLC/Hub Holdings Finance, Inc. PIK, 8.13%, 7/15/2019 (b)	1,760,000	1,719,300
MGIC Investment Corp. 5.75%, 8/15/2023	2,000,000	2,076,600
Radian Group, Inc.:
5.25%, 6/15/2020	3,846,000	4,079,164
7.00%, 3/15/2021	1,179,000	1,321,954
USI, Inc. 7.75%, 1/15/2021 (b)	3,646,000	3,702,969

		30,755,225

INTERNET — 0.2%
IAC/InterActiveCorp 4.88%, 11/30/2018	2,670,000	2,738,419
Netflix, Inc. 5.38%, 2/1/2021	3,465,000	3,787,678

		6,526,097

INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp. 3.63%, 1/19/2022	3,000,000	3,011,237
Prospect Capital Corp. 5.00%, 7/15/2019	1,800,000	1,812,348

		4,823,585

IRON/STEEL — 2.1%
AK Steel Corp.:
7.63%, 5/15/2020 (a)	3,123,000	3,044,925
7.63%, 10/1/2021 (a)	1,900,000	1,824,000
Allegheny Technologies, Inc.:
5.95%, 1/15/2021	3,746,000	3,572,748
9.38%, 6/1/2019	2,323,000	2,482,822
ArcelorMittal:
6.13%, 6/1/2018 (a)	3,630,000	3,847,800
6.13%, 6/1/2025 (a)	1,365,000	1,487,850
6.25%, 8/5/2020	7,767,000	8,388,360
6.50%, 3/1/2021 (a)	8,255,000	9,142,412
10.85%, 6/1/2019 (a)	3,695,000	4,480,187
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC 6.50%, 5/15/2021 (b)	3,410,000	3,597,550
Cliffs Natural Resources, Inc.:
7.75%, 3/31/2020 (b)	4,078,000	3,812,930
8.25%, 3/31/2020 (b)	3,575,000	3,794,148
Commercial Metals Co. 7.35%, 8/15/2018 (a)	1,339,000	1,442,773
Evraz, Inc. NA Canada 7.50%, 11/15/2019 (b)	2,540,000	2,559,050
Steel Dynamics, Inc. 6.13%, 8/15/2019	4,003,000	4,138,101
United States Steel Corp.:
7.38%, 4/1/2020 (a)	2,878,000	2,849,220
8.38%, 7/1/2021 (a) (b)	7,634,000	8,311,899

		68,776,775

IT SERVICES — 2.0%
Dell, Inc.:
4.63%, 4/1/2021 (a)	1,856,000	1,911,680
5.65%, 4/15/2018	3,310,000	3,450,675
5.88%, 6/15/2019 (a)	4,017,000	4,317,472
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42%, 6/15/2021 (b)	3,750,000	3,918,978
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.88%, 6/15/2021 (a) (b)	11,923,000	12,668,187
DynCorp International, Inc. 11.88%, 11/30/2020 (a)	2,595,569	1,920,721
EMC Corp.:
1.88%, 6/1/2018	18,950,000	18,522,609
2.65%, 6/1/2020	14,900,000	14,238,738
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020 (a) (b)	2,500,000	2,622,666
Leidos Holdings, Inc. 4.45%, 12/1/2020	1,330,000	1,376,550
NCR Corp. 4.63%, 2/15/2021	1,855,000	1,882,825

		66,831,101

LEISURE TIME — 0.4%
Carlson Wagonlit B.V. 6.88%, 6/15/2019 (b)	2,550,000	2,631,281
NCL Corp., Ltd.:
4.63%, 11/15/2020 (b)	5,055,000	5,029,725
5.25%, 11/15/2019 (b)	4,380,000	4,412,850

		12,073,856

LODGING — 1.2%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope 8.00%, 10/1/2020	7,580,000	7,836,204
MGM Resorts International:
5.25%, 3/31/2020	3,627,000	3,853,687
6.75%, 10/1/2020	7,110,000	7,927,650
8.63%, 2/1/2019 (a)	7,059,000	7,968,199
11.38%, 3/1/2018	3,751,000	4,219,875
Playa Resorts Holding B.V. 8.00%, 8/15/2020 (b)	1,187,000	1,213,708
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 5.88%, 5/15/2021 (b)	2,700,000	2,732,063
Station Casinos LLC 7.50%, 3/1/2021	3,615,000	3,822,862

		39,574,248

MACHINERY, CONSTRUCTION & MINING — 0.3%
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (b)	6,575,000	5,736,688
Terex Corp. 6.00%, 5/15/2021	4,947,000	5,021,205

		10,757,893

MACHINERY-DIVERSIFIED — 1.4%
Case New Holland Industrial, Inc. 7.88%, 12/1/2017	10,698,000	11,366,625

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CNH Industrial Capital LLC:
3.25%, 2/1/2017 (a)	$2,453,000	$2,456,066
3.38%, 7/15/2019 (a)	2,395,000	2,430,925
3.63%, 4/15/2018	3,848,000	3,896,100
3.88%, 7/16/2018	5,380,000	5,474,150
4.38%, 11/6/2020 (a)	5,415,000	5,672,213
4.88%, 4/1/2021	500,000	533,750
6.25%, 11/1/2016	2,962,000	2,973,848
CNH Industrial NV 4.50%, 8/15/2023	1,600,000	1,610,560
Gardner Denver, Inc. 6.88%, 8/15/2021 (a) (b)	4,250,000	3,984,375
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.88%, 8/1/2020 (b)	3,690,000	3,016,575
Xerium Technologies, Inc. 9.50%, 8/15/2021 (b)	4,343,750	4,406,191

		47,821,378

MEDIA — 5.9%
Altice Finco SA 9.88%, 12/15/2020 (a) (b)	2,700,000	2,875,433
Cablevision Systems Corp.:
7.75%, 4/15/2018	6,932,000	7,339,255
8.00%, 4/15/2020	4,312,000	4,538,380
8.63%, 9/15/2017	5,537,000	5,793,363
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25%, 3/15/2021	3,620,000	3,760,456
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (b)	10,919,000	11,233,467
Charter Communications Operating LLC/Charter Communications Operating Capital 3.58%, 7/23/2020 (a) (b)	2,500,000	2,609,750
Clear Channel Worldwide Holdings, Inc. Series B, 7.63%, 3/15/2020	13,562,000	13,426,380
Cogeco Communications, Inc. 4.88%, 5/1/2020 (b)	2,163,000	2,238,705
CSC Holdings LLC:
7.63%, 7/15/2018	2,334,000	2,509,050
8.63%, 2/15/2019	4,523,000	5,037,717
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019	4,410,000	1,841,175
DISH DBS Corp.:
4.25%, 4/1/2018	10,021,000	10,271,525
4.63%, 7/15/2017	6,521,000	6,643,595
5.13%, 5/1/2020	6,902,000	7,143,570
6.75%, 6/1/2021	15,080,000	16,229,096
7.88%, 9/1/2019	8,989,000	10,067,680
Gray Television, Inc. 5.13%, 10/15/2024 (b)	1,210,000	1,184,348
iHeartCommunications, Inc.:
9.00%, 12/15/2019	14,155,000	11,182,450
9.00%, 3/1/2021 (a)	9,150,000	6,771,000
10.00%, 1/15/2018 (a)	6,945,000	4,566,337
11.25%, 3/1/2021	250,000	194,375
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.50%, 8/1/2019 (a) (b)	2,670,000	2,698,369

Nexstar Broadcasting, Inc. 6.88%, 11/15/2020	3,900,000	4,063,312
Nexstar Escrow Corp. 5.63%, 8/1/2024 (a) (b)	1,441,044	1,455,454
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 10/1/2020	4,740,000	4,834,800
Sinclair Television Group, Inc. 5.38%, 4/1/2021	4,345,000	4,505,222
Sirius XM Radio, Inc.:
4.25%, 5/15/2020 (b)	2,640,000	2,688,048
5.38%, 7/15/2026 (b)	1,486,000	1,534,295
5.75%, 8/1/2021 (b)	1,950,000	2,041,650
5.88%, 10/1/2020 (b)	5,700,000	5,842,500
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	5,040,000	5,103,000
TEGNA, Inc.:
4.88%, 9/15/2021 (b)	500,000	518,750
5.13%, 10/15/2019	3,500,000	3,598,438
5.13%, 7/15/2020	4,600,000	4,789,750
Univision Communications, Inc.:
6.75%, 9/15/2022 (b)	1,600,000	1,692,480
8.50%, 5/15/2021 (b)	2,340,000	2,424,825
Viacom, Inc. 2.25%, 2/4/2022	1,500,000	1,492,800
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	2,750,000	2,937,344
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.13%, 9/1/2020 (b)	1,040,000	1,082,250
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	6,006,000	6,321,916

		197,082,310

METAL FABRICATE & HARDWARE — 0.2%
Novelis Corp. 5.88%, 9/30/2026 (b)	2,180,000	2,226,434
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (a) (b)	4,887,000	5,042,773

		7,269,207

MINING — 4.4%
Alcoa Nederland Holding B.V. 6.75%, 9/30/2024 (a) (b)	530,000	549,239
Alcoa, Inc.:
5.40%, 4/15/2021	9,120,000	9,804,000
5.55%, 2/1/2017	4,730,000	4,765,475
5.72%, 2/23/2019	4,980,000	5,344,162
6.15%, 8/15/2020	6,920,000	7,638,296
6.75%, 7/15/2018	4,176,000	4,498,805
Aleris International, Inc.:
7.88%, 11/1/2020	2,476,000	2,500,760
9.50%, 4/1/2021 (b)	4,500,000	4,837,500
Anglo American Capital PLC:
2.63%, 4/3/2017 (b)	3,300,000	3,295,875
2.63%, 9/27/2017 (b)	4,700,000	4,704,230
3.63%, 5/14/2020 (b)	7,800,000	7,785,180
4.13%, 4/15/2021 (b)	6,540,000	6,601,312
9.38%, 4/8/2019 (b)	3,100,000	3,555,313

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Coeur Mining, Inc. 7.88%, 2/1/2021	$2,970,000	$3,044,250
Consolidated Minerals, Ltd. 8.00%, 5/15/2020 (b) (d)	1,040,000	527,800
Constellium NV 7.88%, 4/1/2021 (a) (b)	2,500,000	2,681,250
Eldorado Gold Corp. 6.13%, 12/15/2020 (b)	4,331,000	4,352,655
First Quantum Minerals, Ltd.:
6.75%, 2/15/2020 (b)	6,367,000	5,897,752
7.00%, 2/15/2021 (b)	9,685,000	8,668,075
7.25%, 10/15/2019 (a) (b)	2,050,000	1,947,500
Freeport-McMoRan, Inc.:
2.15%, 3/1/2017	1,300,000	1,293,500
2.30%, 11/14/2017	5,625,000	5,596,875
2.38%, 3/15/2018	13,387,000	13,186,195
3.10%, 3/15/2020 (a)	4,760,000	4,545,800
4.00%, 11/14/2021 (a)	1,800,000	1,701,000
Hecla Mining Co. 6.88%, 5/1/2021	3,112,000	3,172,295
HudBay Minerals, Inc. 9.50%, 10/1/2020	5,797,000	5,813,232
IAMGOLD Corp. 6.75%, 10/1/2020 (b)	4,211,000	4,100,672
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a) (b)	1,028,000	1,130,800
Lundin Mining Corp. 7.50%, 11/1/2020 (b)	2,942,000	3,096,455
Teck Resources, Ltd.:
3.00%, 3/1/2019	1,210,000	1,203,950
4.50%, 1/15/2021	2,812,000	2,776,850
4.75%, 1/15/2022 (a)	1,155,000	1,131,900
8.00%, 6/1/2021 (a) (b)	3,843,000	4,193,674

		145,942,627

MISCELLANEOUS MANUFACTURER — 0.8%
Bombardier, Inc.:
4.75%, 4/15/2019 (b)	4,706,000	4,600,115
5.50%, 9/15/2018 (b)	6,235,000	6,312,938
7.50%, 3/15/2018 (a) (b)	3,911,000	4,126,105
7.75%, 3/15/2020 (b)	7,635,000	7,806,787
Harsco Corp. 5.75%, 5/15/2018	1,798,000	1,824,970
LSB Industries, Inc. 8.50%, 8/1/2019 (a) (d)	2,425,000	2,429,547

		27,100,462

OIL & GAS — 8.1%
Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp. 9.63%, 10/15/2018	3,000,000	2,797,500
Antero Resources Corp. 6.00%, 12/1/2020	3,210,000	3,309,189
Atwood Oceanics, Inc. 6.50%, 2/1/2020 (a)	3,790,000	2,965,675
Baytex Energy Corp.:
5.13%, 6/1/2021 (b)	875,000	713,125
5.63%, 6/1/2024 (b)	1,730,000	1,405,625
Bill Barrett Corp. 7.63%, 10/1/2019	1,405,880	1,209,057
Bonanza Creek Energy, Inc. 6.75%, 4/15/2021	4,000,000	1,852,500

California Resources Corp. 5.00%, 1/15/2020 (a)	1,993,000	1,188,326
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
6.50%, 4/15/2021	7,296,000	5,964,480
11.50%, 1/15/2021 (b)	3,275,000	3,749,875
Canbriam Energy, Inc. 9.75%, 11/15/2019 (b)	1,550,000	1,625,563
Carrizo Oil & Gas, Inc. 7.50%, 9/15/2020	4,216,000	4,331,940
Cenovus Energy, Inc. 5.70%, 10/15/2019	8,473,000	9,066,110
Chesapeake Energy Corp.: 4.88%, 4/15/2022 (a)	2,250,000	1,895,625
6.13%, 2/15/2021	5,635,000	5,170,112
6.63%, 8/15/2020	3,060,000	2,880,378
7.25%, 12/15/2018 (a)	3,800,000	3,835,625
8.00%, 12/15/2022 (a) (b)	895,000	907,351
Clayton Williams Energy, Inc. 7.75%, 4/1/2019 (a)	4,121,000	4,036,004
Comstock Resources, Inc. PIK, 10.00%, 3/15/2020 (a)	5,250,000	4,856,250
Continental Resources, Inc.:
4.50%, 4/15/2023	1,420,000	1,372,146
7.13%, 4/1/2021	1,475,000	1,522,938
CrownRock L.P./CrownRock Finance, Inc. 7.13%, 4/15/2021 (b)	775,000	809,875
Denbury Resources, Inc. 9.00%, 5/15/2021 (a) (b)	4,603,000	4,810,135
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019 (a)	3,110,000	3,236,344
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a) (b)	3,515,000	1,089,650
Endeavor Energy Resources L.P./EER Finance, Inc. 7.00%, 8/15/2021 (b)	3,450,000	3,544,875
Energen Corp. 4.63%, 9/1/2021	2,800,000	2,758,000
Ensco PLC 4.70%, 3/15/2021 (a)	7,196,000	6,440,420
EP Energy LLC/Everest Acquisition Finance, Inc. 9.38%, 5/1/2020	11,422,000	8,081,065
EV Energy Partners L.P./EV Energy Finance Corp. 8.00%, 4/15/2019	2,093,000	1,407,543
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp. 7.88%, 7/15/2021 (b)	2,771,974	2,882,853
Gulfport Energy Corp. 7.75%, 11/1/2020 (a)	4,915,000	5,099,312
Halcon Resources Corp. 8.63%, 2/1/2020 (a) (b)	2,061,000	2,071,305
Harvest Operations Corp. 6.88%, 10/1/2017	1,642,616	1,664,175
Hilcorp Energy I L.P./Hilcorp Finance Co. 7.63%, 4/15/2021 (b)	1,900,000	1,938,000
MEG Energy Corp.:
6.38%, 1/30/2023 (b)	1,200,000	949,500
6.50%, 3/15/2021 (b)	3,855,000	3,146,837
Memorial Production Partners L.P./Memorial Production Finance Corp. 7.63%, 5/1/2021	5,000,000	2,559,375

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Murphy Oil Corp. 3.50%, 12/1/2017	$3,815,000	$3,853,150
Noble Holding International, Ltd.:
4.63%, 3/1/2021	3,955,000	3,191,191
4.90%, 8/1/2020 (a)	3,900,000	3,263,813
Northern Oil and Gas, Inc. 8.00%, 6/1/2020 (a)	3,650,000	2,808,219
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.13%, 11/15/2020	1,796,000	1,840,900
Pacific Drilling SA 5.38%, 6/1/2020 (b)	5,750,000	1,588,725
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (b)	3,540,000	1,418,124
PBF Holding Co. LLC/PBF Finance Corp. 8.25%, 2/15/2020 (a)	5,627,000	5,781,742
Permian Resources LLC 13.00%, 11/30/2020 (a) (b)	3,425,000	3,981,562
Permian Resources LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (b)	4,500,000	3,166,875
7.38%, 11/1/2021 (b)	800,000	563,000
Precision Drilling Corp. 6.63%, 11/15/2020	4,465,000	4,163,612
Pride International, Inc.:
6.88%, 8/15/2020 (a)	5,550,000	5,480,625
8.50%, 6/15/2019 (a)	4,200,000	4,525,500
Puma International Financing SA:
6.75%, 2/1/2021 (b)	2,500,000	2,584,688
6.75%, 2/1/2021 (b)	5,500,000	5,686,312
QEP Resources, Inc. 6.88%, 3/1/2021 (a)	4,086,000	4,249,440
Range Resources Corp. 5.75%, 6/1/2021 (b)	3,961,000	4,020,415
Resolute Energy Corp. 8.50%, 5/1/2020	2,650,000	2,464,500
Rowan Cos., Inc.:
5.00%, 9/1/2017	3,000,000	3,000,000
7.88%, 8/1/2019 (a)	3,144,000	3,356,220
Sanchez Energy Corp. 7.75%, 6/15/2021 (a)	4,220,000	3,745,250
Seadrill, Ltd. 6.13%, 9/15/2017 (a) (b)	7,530,000	3,237,900
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (b)	4,459,000	4,740,474
Southwestern Energy Co.:
4.10%, 3/15/2022	2,605,000	2,364,038
5.80%, 1/23/2020 (a)	3,300,000	3,296,040
Sunoco L.P./Sunoco Finance Corp.:
5.50%, 8/1/2020 (b)	4,449,000	4,504,612
6.25%, 4/15/2021 (b)	6,713,000	6,880,825
Tesoro Corp. 4.25%, 10/1/2017	2,375,000	2,422,500
Transocean, Inc.:
3.75%, 10/15/2017	3,530,000	3,538,825
6.00%, 3/15/2018	5,454,000	5,481,270
6.50%, 11/15/2020 (a)	2,690,000	2,614,680
6.80%, 12/15/2016	6,633,000	6,647,593
9.00%, 7/15/2023 (a) (b)	1,000,000	968,800

Tullow Oil PLC 6.00%, 11/1/2020 (a) (b)	5,000,000	4,462,500
Unit Corp. 6.63%, 5/15/2021	4,928,000	4,188,800
Vanguard Natural Resources LLC/VNR Finance Corp. 7.88%, 4/1/2020	3,723,000	1,852,193
W&T Offshore, Inc.:
PIK, 8.50%, 6/15/2021 (b)	1,320,000	488,400
PIK, 9.00%, 5/15/2020 (b)	1,485,000	846,450
Western Refining, Inc. 6.25%, 4/1/2021	2,500,000	2,462,500
Whiting Petroleum Corp.:
5.00%, 3/15/2019	7,707,000	7,456,522
5.75%, 3/15/2021 (a)	6,055,000	5,646,287
WPX Energy, Inc. 7.50%, 8/1/2020 (a)	3,380,000	3,582,800

		271,562,530

OIL & GAS SERVICES — 1.4%
Archrock Partners L.P. /Archrock Partners Finance Corp. 6.00%, 4/1/2021	2,165,000	2,029,688
Basic Energy Services, Inc. 7.75%, 2/15/2019	3,442,000	1,282,145
Calfrac Holdings L.P. 7.50%, 12/1/2020 (a) (b)	4,362,000	2,889,825
CGG SA:
6.50%, 6/1/2021 (a)	147,000	72,030
6.88%, 1/15/2022	4,200,000	2,037,000
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. 6.50%, 11/15/2020	5,120,000	5,254,656
Globe Luxembourg SCA 9.63%, 5/1/2018 (b)	2,755,000	2,527,713
KCA Deutag UK Finance PLC 7.25%, 5/15/2021 (b)	3,500,000	2,870,000
Key Energy Services, Inc. 6.75%, 3/1/2021	4,745,000	1,257,425
McDermott International, Inc. 8.00%, 5/1/2021 (b)	3,450,000	3,243,000
Petroleum Geo-Services ASA 7.38%, 12/15/2018 (a) (b)	3,200,000	2,532,000
PHI, Inc. 5.25%, 3/15/2019	3,540,000	3,431,587
SESI LLC 6.38%, 5/1/2019	3,720,000	3,682,800
Trinidad Drilling, Ltd. 7.88%, 1/15/2019 (b)	2,825,000	2,627,250
Weatherford International, Ltd.:
5.13%, 9/15/2020 (a)	2,090,000	1,928,025
7.75%, 6/15/2021 (a)	5,667,000	5,610,330
9.63%, 3/1/2019 (a)	2,000,000	2,180,000

		45,455,474

PACKAGING & CONTAINERS — 2.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.63%, 5/15/2023 (b)	2,202,000	2,219,891
6.00%, 6/30/2021 (a) (b)	1,745,000	1,801,713
6.25%, 1/31/2019 (b)	2,624,000	2,687,960
6.75%, 1/31/2021 (b)	2,746,000	2,842,110

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Ball Corp. 4.38%, 12/15/2020	$7,840,000	$8,369,200
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is 5.63%, 12/15/2016 (b)	4,323,000	4,312,625
BWAY Holding Co. 9.13%, 8/15/2021 (b)	5,775,000	6,034,875
Coveris Holdings SA 7.88%, 11/1/2019 (b)	2,772,000	2,841,300
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026 (b)	3,000,000	2,994,300
Graphic Packaging International, Inc.:
4.13%, 8/15/2024	2,400,000	2,412,000
4.75%, 4/15/2021	499,000	533,306
PaperWorks Industries, Inc. 9.50%, 8/15/2019 (b)	1,958,000	1,853,981
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
3 month USD LIBOR + 3.50%, 4.13%, 7/15/2021 (b) (e)	2,000,000	2,035,000
5.13%, 7/15/2023 (b)	1,750,000	1,806,875
5.75%, 10/15/2020	17,900,000	18,460,270
6.88%, 2/15/2021	7,100,000	7,366,250
8.25%, 2/15/2021	7,700,000	8,036,875
9.88%, 8/15/2019	5,964,000	6,142,920
Sealed Air Corp. 6.50%, 12/1/2020 (b)	2,744,000	3,141,880
Silgan Holdings, Inc. 5.00%, 4/1/2020	3,274,000	3,357,896

		89,251,227

PHARMACEUTICALS — 2.3%
Capsugel SA PIK, 7.00%, 5/15/2019 (b)	4,870,000	4,883,149
NBTY, Inc. 7.63%, 5/15/2021 (b)	9,729,000	9,921,634
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	3,000,000	3,005,700
Valeant Pharmaceuticals International:
6.75%, 8/15/2021 (b)	5,958,000	5,585,625
7.00%, 10/1/2020 (b)	3,580,000	3,472,600
Valeant Pharmaceuticals International, Inc.:
5.38%, 3/15/2020 (a) (b)	16,170,000	14,977,462
6.38%, 10/15/2020 (a) (b)	16,250,000	15,234,375
6.75%, 8/15/2018 (a) (b)	10,743,000	10,810,144
7.50%, 7/15/2021 (b)	10,996,000	10,617,738

		78,508,427

PIPELINES — 3.7%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024 (b)	2,300,000	2,320,240
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.00%, 12/15/2020	1,629,710	1,646,007

DCP Midstream LLC:
5.35%, 3/15/2020 (b)	4,057,000	4,138,140
9.75%, 3/15/2019 (b)	3,490,000	3,878,262
DCP Midstream Operating L.P. 2.50%, 12/1/2017	3,627,000	3,608,865
Energy Transfer Equity L.P. 7.50%, 10/15/2020	8,480,000	9,328,000
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.75%, 2/15/2021	530,000	531,325
6.75%, 8/1/2022	1,760,000	1,813,504
Gibson Energy, Inc. 6.75%, 7/15/2021 (b)	3,735,000	3,837,712
Martin Midstream Partners L.P./Martin Midstream Finance Corp. 7.25%, 2/15/2021	2,473,000	2,329,257
NGPL PipeCo LLC:
7.12%, 12/15/2017 (b)	9,959,000	10,407,155
9.63%, 6/1/2019 (b)	3,546,000	3,719,045
Niska Gas Storage, Ltd./Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019	4,095,000	4,054,050
NuStar Logistics L.P.:
4.80%, 9/1/2020	3,530,000	3,538,825
8.15%, 4/15/2018	2,251,000	2,440,928
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (b)	6,935,000	7,316,425
6.00%, 1/15/2019 (b)	2,773,000	2,904,718
6.85%, 7/15/2018 (b)	4,035,000	4,256,925
Sabine Pass Liquefaction LLC 5.63%, 2/1/2021	13,390,000	14,143,857
Sabine Pass LNG L.P.:
6.50%, 11/1/2020	1,420,000	1,469,700
7.50%, 11/30/2016	13,038,000	13,083,633
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	3,780,000	3,831,975
5.00%, 1/15/2018	6,919,000	7,161,165
6.88%, 2/1/2021 (a)	3,000,000	3,105,000
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.:
5.50%, 10/15/2019 (a)	2,518,000	2,681,670
5.88%, 10/1/2020	1,900,000	1,957,000
6.13%, 10/15/2021	1,700,000	1,775,480
Williams Cos., Inc. 7.88%, 9/1/2021	3,250,000	3,769,675

		125,048,538

REAL ESTATE — 0.4%
Crescent Communities LLC/Crescent Ventures, Inc. 8.88%, 10/15/2021 (b)	3,400,000	3,425,500
Crescent Resources LLC/Crescent Ventures, Inc. 10.25%, 8/15/2017 (b)	3,457,000	3,459,161
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/2019 (b)	1,029,000	1,072,732
4.88%, 6/1/2023 (b)	2,000,000	2,027,600

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Rialto Holdings LLC/Rialto Corp. 7.00%, 12/1/2018 (b)	$2,862,000	$2,904,930

		12,889,923

REAL ESTATE INVESTMENT TRUSTS — 1.3%
American Tower Corp. 2.25%, 1/15/2022 (a)	3,000,000	2,993,877
Crown Castle International Corp. 2.25%, 9/1/2021 (a)	1,670,000	1,670,121
DuPont Fabros Technology L.P. 5.88%, 9/15/2021	700,000	732,410
Equinix, Inc. 4.88%, 4/1/2020	3,172,000	3,290,950
Iron Mountain, Inc.:
4.38%, 6/1/2021 (b)	4,843,000	4,988,290
6.00%, 10/1/2020 (b)	6,096,000	6,416,040
iStar, Inc.:
4.00%, 11/1/2017	3,894,000	3,901,301
5.00%, 7/1/2019	5,935,000	5,908,292
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 4.50%, 9/1/2026 (b)	1,355,000	1,349,987
RHP Hotel Properties L.P./RHP Finance Corp. 5.00%, 4/15/2021	874,000	904,590
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	3,315,000	3,472,463
Vereit Operating Partnership L.P. 3.00%, 2/6/2019	6,039,000	6,129,585
VEREIT Operating Partnership L.P. 4.13%, 6/1/2021	3,200,000	3,322,000

		45,079,906

RETAIL — 3.3%
Best Buy Co., Inc. 5.00%, 8/1/2018	967,000	1,017,489
Bon-Ton Department Stores, Inc. 8.00%, 6/15/2021	2,929,167	1,629,349
Claire’s Stores, Inc.:
8.88%, 3/15/2019	4,274,000	726,580
9.00%, 3/15/2019 (b)	7,655,000	4,176,759
Dollar Tree, Inc. 5.25%, 3/1/2020	4,235,000	4,364,697
DriveTime Automotive Group, Inc./DT Acceptance Corp. 8.00%, 6/1/2021 (b)	2,710,000	2,627,006
Dufry Finance SCA 5.50%, 10/15/2020 (b)	3,520,000	3,614,600
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021	1,925,000	1,751,750
6.75%, 1/15/2022	2,325,000	2,069,250
GameStop Corp.:
5.50%, 10/1/2019 (a) (b)	1,158,000	1,186,950
6.75%, 3/15/2021 (a) (b)	6,800,000	7,029,840
Gap, Inc. 5.95%, 4/12/2021 (a)	7,412,000	7,887,615
Great Western Petroleum LLC/Great Western Finance, Inc. 9.00%, 9/30/2021 (b)	2,000,000	2,005,000
Guitar Center, Inc. 6.50%, 4/15/2019 (a) (b)	4,492,000	3,952,960
Hot Topic, Inc. 9.25%, 6/15/2021 (b)	2,200,000	2,327,875

JC Penney Corp., Inc.:
5.65%, 6/1/2020 (a)	3,294,000	3,277,530
8.13%, 10/1/2019 (a)	3,933,000	4,306,635
Jo-Ann Stores LLC 8.13%, 3/15/2019 (b)	1,814,000	1,814,000
L Brands, Inc.:
6.63%, 4/1/2021	6,181,000	7,146,781
7.00%, 5/1/2020	3,059,000	3,535,057
8.50%, 6/15/2019	2,400,000	2,805,000
Landry’s, Inc. 9.38%, 5/1/2020 (b)	5,212,000	5,447,061
Michaels Stores, Inc. 5.88%, 12/15/2020 (a) (b)	4,771,000	4,946,931
Rite Aid Corp.:
6.75%, 6/15/2021 (a)	7,144,000	7,546,207
9.25%, 3/15/2020	6,832,000	7,177,870
Serta Simmons Bedding LLC 8.13%, 10/1/2020 (b)	3,911,000	4,077,218
Toys R Us Property Co. II LLC 8.50%, 12/1/2017	5,724,000	5,724,000
TRU Taj LLC/TRU Taj Finance, Inc. 12.00%, 8/15/2021 (b)	4,293,000	4,314,465
Yum! Brands, Inc. 3.88%, 11/1/2020	1,400,000	1,431,500

		109,917,975

SEMICONDUCTORS — 0.8%
Amkor Technology, Inc. 6.63%, 6/1/2021	1,350,000	1,393,031
NVIDIA Corp. 2.20%, 9/16/2021	1,830,000	1,835,965
NXP B.V./NXP Funding LLC:
3.75%, 6/1/2018 (b)	5,228,000	5,384,840
3.88%, 9/1/2022 (b)	2,551,000	2,684,928
4.13%, 6/15/2020 (b)	4,289,000	4,581,188
4.13%, 6/1/2021 (b)	9,456,973	10,131,255
5.75%, 2/15/2021 (b)	842,000	879,890
STATS ChipPAC Pte, Ltd.:
8.50%, 11/24/2020 (b)	200,000	209,000
Series REGS, 8.50%, 11/24/2020	1,000,000	1,045,000

		28,145,097

SOFTWARE — 1.6%
Activision Blizzard, Inc. 2.30%, 9/15/2021 (a) (b)	1,875,000	1,881,360
Blackboard, Inc. 7.75%, 11/15/2019 (b)	2,150,000	2,121,781
BMC Software Finance, Inc. 8.13%, 7/15/2021 (b)	11,238,333	10,198,787
Boxer Parent Co., Inc. PIK, 9.00%, 10/15/2019 (a) (b)	6,486,000	5,813,078
Emdeon, Inc. 11.00%, 12/31/2019	2,630,000	2,754,925
Fidelity National Information Services, Inc. 2.25%, 8/15/2021	2,545,000	2,550,554
First Data Corp. 6.75%, 11/1/2020 (b)	7,475,000	7,755,312
IMS Health, Inc. 6.00%, 11/1/2020 (a) (b)	2,940,000	3,000,638
Infor Software Parent LLC/Infor Software Parent, Inc. PIK, 7.13%, 5/1/2021 (b)	5,100,000	4,956,563

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Infor US, Inc. 5.75%, 8/15/2020 (a) (b)	$5,217,000	$5,471,590
Nuance Communications, Inc. 5.38%, 8/15/2020 (a) (b)	6,542,000	6,705,550

		53,210,138

STORAGE & WAREHOUSING — 0.3%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a) (b)	7,115,000	6,430,537
10.75%, 10/15/2019 (a) (b)	5,400,000	3,246,750

		9,677,287

TELECOMMUNICATIONS — 10.7%
Avanti Communications Group PLC 10.00%, 10/1/2019 (a) (b)	3,100,000	2,466,438
Avaya, Inc.:
7.00%, 4/1/2019 (a) (b)	7,353,000	5,422,837
10.50%, 3/1/2021 (b)	10,008,000	2,251,800
CenturyLink, Inc.:
Series N, 6.00%, 4/1/2017	2,272,000	2,317,440
Series R, 5.15%, 6/15/2017	2,840,000	2,868,400
Series S, 6.45%, 6/15/2021 (a)	9,550,000	10,236,406
Series V, 5.63%, 4/1/2020	5,210,000	5,529,373
CommScope, Inc.:
4.38%, 6/15/2020 (b)	3,320,000	3,427,900
5.00%, 6/15/2021 (b)	1,217,000	1,259,595
DigitalGlobe, Inc. 5.25%, 2/1/2021 (b)	3,818,000	3,801,296
Frontier Communications Corp.:
6.25%, 9/15/2021	6,550,000	6,288,000
7.13%, 3/15/2019	2,962,000	3,176,745
8.13%, 10/1/2018	5,798,000	6,316,196
8.25%, 4/15/2017 (a)	4,815,000	4,995,563
8.50%, 4/15/2020	4,133,000	4,463,640
8.88%, 9/15/2020	11,058,000	11,914,995
9.25%, 7/1/2021	1,000,000	1,077,500
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026 (b)	4,250,000	4,194,219
6.50%, 6/15/2019 (a)	6,193,000	6,750,370
7.63%, 6/15/2021	3,100,000	3,301,500
Intelsat Jackson Holdings SA:
7.25%, 4/1/2019 (a)	11,877,000	9,524,166
7.25%, 10/15/2020	16,082,000	12,463,550
7.50%, 4/1/2021 (a)	8,250,000	6,228,750
Intelsat Luxembourg SA:
6.75%, 6/1/2018 (a)	4,436,000	2,949,940
7.75%, 6/1/2021	14,650,000	4,871,125
Level 3 Financing, Inc. 6.13%, 1/15/2021	3,713,000	3,842,955
Millicom International Cellular SA:
4.75%, 5/22/2020 (a) (b)	2,550,000	2,569,125
6.63%, 10/15/2021 (b)	2,500,000	2,603,125
Nokia Oyj 5.38%, 5/15/2019	7,690,000	8,300,394
SoftBank Group Corp. 4.50%, 4/15/2020 (a) (b)	16,937,000	17,529,795
Sprint Capital Corp. 6.90%, 5/1/2019 (a)	7,923,000	8,170,990
Sprint Communications, Inc.:
6.00%, 12/1/2016	9,249,000	9,295,245
7.00%, 3/1/2020 (a) (b)	5,225,000	5,603,812

7.00%, 8/15/2020	8,525,000	8,525,000
8.38%, 8/15/2017	5,590,000	5,813,600
9.00%, 11/15/2018 (b)	14,155,000	15,624,289
9.13%, 3/1/2017	5,070,000	5,196,750
Sprint Corp. 7.25%, 9/15/2021	4,275,000	4,264,313
Syniverse Holdings, Inc. 9.13%, 1/15/2019	3,437,000	2,616,416
T-Mobile USA, Inc.:
5.25%, 9/1/2018	3,024,000	3,069,360
6.25%, 4/1/2021	13,007,000	13,592,315
6.46%, 4/28/2019	7,360,000	7,479,600
6.54%, 4/28/2020	9,329,000	9,644,320
6.63%, 11/15/2020	7,244,000	7,461,320
6.63%, 4/28/2021	7,030,000	7,402,590
6.73%, 4/28/2022	3,800,000	3,994,750
Telecom Italia Capital SA:
7.00%, 6/4/2018	4,844,000	5,234,548
7.18%, 6/18/2019	4,975,000	5,593,766
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (b)	4,783,000	4,783,000
Trilogy International Partners LLC/Trilogy International Finance, Inc. 13.38%, 5/15/2019 (b)	3,100,000	3,098,063
ViaSat, Inc. 6.88%, 6/15/2020	3,920,000	4,071,900
Virgin Media Secured Finance PLC 5.38%, 4/15/2021 (b)	6,818,400	7,074,090
West Corp. 4.75%, 7/15/2021 (b)	4,750,000	4,877,656
Wind Acquisition Finance SA:
4.75%, 7/15/2020 (b)	14,540,000	14,649,050
6.50%, 4/30/2020 (b)	3,300,000	3,456,750
7.38%, 4/23/2021 (b)	19,393,000	20,217,202
Windstream Services LLC 7.75%, 10/15/2020 (a)	5,203,000	5,294,052

		359,047,885

TEXTILES — 0.1%
INVISTA Finance LLC 4.25%, 10/15/2019 (b)	4,945,000	4,935,728

TRANSPORTATION — 0.6%
Erickson, Inc. 8.25%, 5/1/2020	2,650,000	1,048,406
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (b)	6,440,000	6,596,975
Global Ship Lease, Inc. 10.00%, 4/1/2019 (b)	3,177,000	2,904,970
Hornbeck Offshore Services, Inc.:
5.00%, 3/1/2021	3,605,000	2,054,850
5.88%, 4/1/2020	2,279,000	1,390,190
Jack Cooper Holdings Corp. 9.25%, 6/1/2020	3,518,000	2,392,240

Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 8.13%, 2/15/2019	3,415,000	1,871,847
Teekay Corp. 8.50%, 1/15/2020 (a)	2,574,000	2,269,946

		20,529,424

TOTAL CORPORATE BONDS & NOTES (Cost $3,244,045,833)		3,221,289,942

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

SENIOR FLOATING RATE LOANS — 0.1%
MEDIA — 0.1%
iHeartCommunications, Inc. Senior Secured Term Loan D, 7.27%, 1/30/2019 (Cost $5,701,740)	$8,000,000	$6,185,440

	Shares
COMMON STOCKS — 0.1%
OIL, GAS & CONSUMABLE FUELS — 0.1%
PetroQuest Energy, Inc. (f)	19,795	68,491
Titan Energy LLC (f)	24,934	735,553
W&T Offshore, Inc. (a) (f)	561,660	988,521

		1,792,565

TOTAL COMMON STOCKS (Cost $3,538,693)		1,792,565

WARRANTS — 0.0%(g)
OIL, GAS & CONSUMABLE FUELS — 0.0% (g)
Comstock Resources, Inc. (expiring 9/2/18) (f) (Cost $0)	14,438	110,162

SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (h) (i)	93,237,939	93,237,939
State Street Navigator Securities Lending Prime Portfolio (i) (j)	144,591,271	144,591,271

TOTAL SHORT-TERM INVESTMENTS (Cost $237,829,210)		237,829,210

TOTAL INVESTMENTS — 103.4% (Cost $3,491,115,476)		3,467,207,319
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(114,663,881)

NET ASSETS — 100.0%		$3,352,543,438

(a)	All or a portion of the shares of the security are on loan at September 30, 2016.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 35.7% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is currently in default and/or issuer is in bankruptcy
(d)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of September 30, 2016. Maturity date shown is the final maturity.
(e)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2016.
(f)	Non-income producing security.
(g)	Amount is less than 0.05% of net assets.
(h)	The rate shown is the annualized seven-day yield at September 30, 2016.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$2,177,360	$—	$2,177,360
Aerospace & Defense	—	18,538,380	—	18,538,380
Agriculture	—	8,783,180	—	8,783,180
Airlines	—	26,126,875	—	26,126,875
Apparel	—	5,471,429	—	5,471,429
Auto Manufacturers	—	26,266,563	—	26,266,563
Auto Parts & Equipment	—	34,504,592	—	34,504,592
Banks	—	88,318,579	—	88,318,579
Beverages	—	21,553,250	—	21,553,250
Chemicals	—	71,574,625	—	71,574,625
Commercial Services	—	85,740,495	—	85,740,495
Construction Materials	—	26,298,239	—	26,298,239

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Distribution & Wholesale	$—	$14,501,436	$—	$14,501,436
Diversified Financial Services	—	263,783,489	—	263,783,489
Electric	—	69,920,784	—	69,920,784
Electrical Components & Equipment	—	4,241,533	—	4,241,533
Electronics	—	4,774,530	—	4,774,530
Engineering & Construction	—	10,021,932	—	10,021,932
Entertainment	—	54,727,847	—	54,727,847
Environmental Control	—	25,089,333	—	25,089,333
Food	—	48,559,372	—	48,559,372
Food Service	—	2,385,480	—	2,385,480
Forest Products & Paper	—	1,988,311	—	1,988,311
Gas	—	2,615,100	—	2,615,100
Hand & Machine Tools	—	6,171,850	—	6,171,850
Health Care Products	—	63,974,061	—	63,974,061
Health Care Services	—	202,033,563	—	202,033,563
Holding Companies-Divers	—	14,975,694	—	14,975,694
Home Builders.	—	71,523,664	—	71,523,664
Household Products	—	22,329,923	—	22,329,923
Household Products & Wares	—	3,724,150	—	3,724,150
Insurance.	—	30,755,225	—	30,755,225
Internet	—	6,526,097	—	6,526,097
Investment Company Security	—	4,823,585	—	4,823,585
Iron/Steel	—	68,776,775	—	68,776,775
IT Services	—	66,831,101	—	66,831,101
Leisure Time	—	12,073,856	—	12,073,856
Lodging	—	39,574,248	—	39,574,248
Machinery, Construction & Mining	—	10,757,893	—	10,757,893
Machinery-Diversified	—	47,821,378	—	47,821,378
Media	—	197,082,310	—	197,082,310
Metal Fabricate & Hardware	—	7,269,207	—	7,269,207
Mining	—	145,942,627	—	145,942,627
Miscellaneous Manufacturer	—	27,100,462	—	27,100,462
Oil & Gas	—	271,562,530	—	271,562,530
Oil & Gas Services.	—	45,455,474	—	45,455,474
Packaging & Containers	—	89,251,227	—	89,251,227
Pharmaceuticals	—	78,508,427	—	78,508,427
Pipelines	—	125,048,538	—	125,048,538
Real Estate	—	12,889,923	—	12,889,923
Real Estate Investment Trusts	—	45,079,906	—	45,079,906
Retail	—	109,917,975	—	109,917,975
Semiconductors	—	28,145,097	—	28,145,097
Software	—	53,210,138	—	53,210,138
Storage & Warehousing	—	9,677,287	—	9,677,287
Telecommunications.	—	359,047,885	—	359,047,885
Textiles	—	4,935,728	—	4,935,728
Transportation	—	20,529,424	—	20,529,424
Senior Floating Rate Loans
Media	—	6,185,440	—	6,185,440
Common Stocks
Oil, Gas & Consumable Fuels	1,792,565	—	—	1,792,565
Warrants
Oil, Gas & Consumable Fuels	—	110,162	—	110,162
Short-Term Investments	237,829,210	—	—	237,829,210

TOTAL INVESTMENTS	$239,621,775	$3,227,585,544	$—	$3,467,207,319

See accompanying Notes to Schedule of Investments

SPDR Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	81,908,152	$81,908,152	237,291,385	225,961,598	93,237,939	$93,237,939	$92,968	$—
State Street Navigator Securities Lending Prime Portfolio.	213,910,305	213,910,305	131,583,059	200,902,093	144,591,271	144,591,271	372,885	—

TOTAL		$295,818,457				$237,829,210	$465,853	$—

See accompanying Notes to Schedule of Investments

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 81.0%
AEROSPACE & DEFENSE — 0.1%
Rockwell Collins, Inc.
3 month USD LIBOR + 0.35%, 1.20%, 12/15/2016 (a)	$350,000	$349,930

AGRICULTURE — 0.1%
BAT International Finance PLC
3 month USD LIBOR + 0.51%, 1.36%, 6/15/2018 (a) (b)	800,000	802,344

AUTO MANUFACTURERS — 5.2%
American Honda Finance Corp.:
3 month USD LIBOR + 0.50%, 1.16%, 10/7/2016 (a)	1,091,000	1,091,033
3 month USD LIBOR + 0.83%, 1.64%, 2/22/2019 (a)	520,000	525,330
Series MTN, 3 month USD LIBOR + 0.17%, 0.84%, 7/14/2017 (a)	800,000	800,088
Series MTN, 3 month USD LIBOR + 0.46%, 1.13%, 7/13/2018 (a)	878,000	880,379
Series MTN, 3 month USD LIBOR + 0.31%, 1.16%, 12/11/2017 (a)	1,390,000	1,391,529
Series MTN, 3 month USD LIBOR + 0.45%, 1.31%, 9/20/2017 (a)	915,000	917,562
Daimler Finance North America LLC:
3 month USD LIBOR + 0.34%, 1.10%, 8/1/2017 (a) (b)	850,000	849,193
3 month USD LIBOR + 0.35%, 1.20%, 3/10/2017 (a) (b)	1,300,000	1,300,377
3 month USD LIBOR + 0.42%, 1.26%, 3/2/2018 (a) (b)	400,000	399,932
3 month USD LIBOR + 0.71%, 1.47%, 8/3/2017 (a) (b)	1,200,000	1,201,608
Ford Motor Credit Co. LLC:
3 month USD LIBOR + 0.52%, 1.36%, 9/8/2017 (a)	800,000	799,696
3 month USD LIBOR + 0.63%, 1.48%, 3/27/2017 (a)	1,350,000	1,350,594
3 month USD LIBOR + 0.94%, 1.61%, 1/9/2018 (a)	650,000	651,898
3 month USD LIBOR + 0.83%, 1.65%, 8/12/2019 (a)	750,000	750,525
3 month USD LIBOR + 0.93%, 1.70%, 11/4/2019 (a)	800,000	798,208
3 month USD LIBOR + 0.90%, 1.75%, 6/15/2018 (a)	1,155,000	1,157,622
Series 00, 3 month USD LIBOR + 0.78%, 1.46%, 1/17/2017 (a)	800,000	800,552
Series 1, 3 month USD LIBOR + 0.83%, 1.68%, 3/12/2019 (a)	1,100,000	1,100,748
Series MTN, 3 month USD LIBOR + 1.58%, 2.24%, 1/8/2019 (a)	600,000	610,674
General Motors Financial Co., Inc.:
3 month USD LIBOR + 1.36%, 2.03%, 4/10/2018 (a)	100,000	99,875
3 month USD LIBOR + 1.45%, 2.24%, 5/9/2019 (a)	1,000,000	997,419
Hyundai Capital Services, Inc. 3 month USD LIBOR + 0.80%, 1.66%, 3/18/2017 (a) (b)	920,000	920,525

Nissan Motor Acceptance Corp.:
3 month USD LIBOR + 0.52%, 1.38%, 9/13/2019 (a) (b)	1,000,000	998,680
3 month USD LIBOR + 0.55%, 1.39%, 3/3/2017 (a) (b)	1,650,000	1,651,089
3 month USD LIBOR + 0.80%, 1.46%, 4/6/2018 (a) (b)	800,000	801,208
3 month USD LIBOR + 1.01%, 1.85%, 3/8/2019 (a) (b)	400,000	402,444
Toyota Motor Credit Corp.:
3 month USD LIBOR + 0.10%, 0.77%, 10/14/2016 (a)	300,000	300,015
3 month USD LIBOR + 0.19%, 1.01%, 2/16/2017 (a)	1,000,000	1,000,530
3 month USD LIBOR + 0.38%, 1.04%, 4/6/2018 (a)	800,000	800,368
3 month USD LIBOR + 0.82%, 1.63%, 2/19/2019 (a)	530,000	535,819
Series 2547, 3 month USD LIBOR + 0.32%, 0.99%, 1/12/2018 (a)	1,000,000	1,000,710
Series GMTN, 3 month USD LIBOR + 0.46%, 1.13%, 7/13/2018 (a)	1,000,000	1,003,260
Series MTN, 3 month USD LIBOR + 0.20%, 1.02%, 5/16/2017 (a)	672,000	672,215
Series MTN, 3 month USD LIBOR + 0.37%, 1.22%, 3/12/2020 (a) (c)	1,203,000	1,198,826
Volkswagen Group of America Finance LLC:
3 month USD LIBOR + 0.28%, 1.09%, 11/22/2016 (a) (b)	1,900,000	1,899,924
3 month USD LIBOR + 0.37%, 1.19%, 5/23/2017 (a) (b)	900,000	897,849
3 month USD LIBOR + 0.44%, 1.25%, 11/20/2017 (a) (b)	1,290,000	1,284,814
3 month USD LIBOR + 0.47%, 1.28%, 5/22/2018 (a) (b)	400,000	397,316
Volkswagen International Finance NV 3 month USD LIBOR + 0.44%, 1.24%, 11/18/2016 (a) (b)	1,020,000	1,020,275

		35,260,709

BANKS — 52.9%
ABN AMRO Bank NV 3 month USD LIBOR + 0.80%, 1.54%, 10/28/2016 (a) (b)	2,400,000	2,401,320
American Express Bank FSB 1 month USD LIBOR + 0.30%, 0.82%, 6/12/2017 (a)	2,500,000	2,497,450
Australia & New Zealand Banking Group, Ltd.:
3 month USD LIBOR + 0.38%, 1.05%, 1/10/2017 (a) (b)	1,250,000	1,250,500
3 month USD LIBOR + 0.44%, 1.12%, 1/16/2018 (a) (b)	1,600,000	1,600,048
3 month USD LIBOR + 0.56%, 1.38%, 5/15/2018 (a)	1,140,000	1,141,676
3 month USD LIBOR + 0.75%, 1.57%, 11/16/2018 (a) (b)	1,050,000	1,055,618

See accompanying Notes to Schedule of Investments

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3 month USD LIBOR + 0.99%, 1.83%, 6/1/2021 (a) (b)	$1,400,000	$1,410,640
Banco Santander Chile:
3 month USD LIBOR + 0.90%, 1.57%, 4/11/2017 (a) (c)	800,000	801,392
3 month USD LIBOR + 0.90%, 1.57%, 4/11/2017 (a) (b)	520,000	520,416
Bank Nederlandse Gemeenten NV 3 month USD LIBOR + 0.07%, 0.74%, 7/14/2017 (a) (b)	4,200,000	4,200,000
Bank of America Corp.:
3 month USD LIBOR + 0.26%, 0.93%, 10/14/2016 (a)	730,000	730,022
3 month USD LIBOR + 0.55%, 1.31%, 5/2/2017 (a)	200,000	200,096
3 month USD LIBOR + 1.04%, 1.72%, 1/15/2019 (a)	1,700,000	1,714,076
3 month USD LIBOR + 1.42%, 2.11%, 4/19/2021 (a) (c)	1,500,000	1,523,580
Series MTN, 3 month USD LIBOR + 0.61%, 1.44%, 8/25/2017 (a)	1,900,000	1,902,204
Series MTN, 3 month USD LIBOR + 0.87%, 1.72%, 4/1/2019 (a)	1,250,000	1,254,175
Series MTN, 3 month USD LIBOR + 1.07%, 1.94%, 3/22/2018 (a)	1,667,000	1,679,953
Bank of America NA:
3 month USD LIBOR + 0.30%, 1.15%, 6/15/2017 (a)	1,250,000	1,248,213
3 month USD LIBOR + 0.42%, 1.21%, 5/8/2017 (a)	1,600,000	1,601,360
3 month USD LIBOR + 0.45%, 1.29%, 6/5/2017 (a)	2,500,000	2,503,075
3 month USD LIBOR + 0.47%, 1.29%, 11/14/2016 (a)	1,900,000	1,901,254
3 month USD LIBOR + 0.47%, 1.29%, 2/14/2017 (a)	800,000	801,064
3 month USD LIBOR + 0.76%, 1.59%, 12/7/2018 (a)	500,000	502,305
Bank of Montreal:
3 month USD LIBOR + 0.25%, 0.92%, 7/14/2017 (a)	590,000	589,770
3 month USD LIBOR + 0.65%, 1.33%, 7/18/2019 (a)	1,000,000	1,002,010
3 month USD LIBOR + 0.79%, 1.62%, 8/27/2021 (a)	1,000,000	1,001,030
Series MTN, 3 month USD LIBOR + 0.60%, 1.27%, 4/9/2018 (a)	1,450,000	1,452,871
Series MTN, 3 month USD LIBOR + 0.61%, 1.36%, 7/31/2018 (a)	750,000	751,245
Bank of New York Mellon Corp.:
3 month USD LIBOR + 0.38%, 1.19%, 5/22/2018 (a)	775,000	775,279
Series 1, 3 month USD LIBOR + 0.44%, 1.28%, 3/6/2018 (a)	281,000	281,208
Series MTN, 3 month USD LIBOR + 0.56%, 1.32%, 8/1/2018 (a)	641,000	643,673
Series MTN, 3 month USD LIBOR + 0.48%, 1.33%, 9/11/2019 (a)	540,000	540,562
Series MTN, 3 month USD LIBOR + 0.87%, 1.67%, 8/17/2020 (a)	700,000	709,394

Bank of Nova Scotia:
3 month USD LIBOR + 0.31%, 0.98%, 4/11/2017 (a)	1,112,000	1,112,222
3 month USD LIBOR + 0.42%, 1.27%, 12/13/2016 (a)	2,200,000	2,201,914
3 month USD LIBOR + 0.47%, 1.32%, 6/11/2018 (a)	800,000	800,464
3 month USD LIBOR + 0.83%, 1.51%, 1/15/2019 (a) (c)	1,200,000	1,208,388
Bank of Tokyo-Mitsubishi UFJ, Ltd.:
3 month USD LIBOR + 0.31%, 1.15%, 9/8/2017 (a) (b)	500,000	499,195
3 month USD LIBOR + 0.41%, 1.26%, 3/10/2017 (a) (b)	1,500,000	1,500,630
3 month USD LIBOR + 0.55%, 1.39%, 3/5/2018 (a) (b)	600,000	598,590
3 month USD LIBOR + 1.02%, 1.88%, 9/14/2018 (a) (b)	833,000	837,673
Banque Federative du Credit Mutuel SA:
3 month USD LIBOR + 0.85%, 1.55%, 1/20/2017 (a) (b)	851,000	852,489
3 month USD LIBOR + 0.85%, 1.59%, 10/28/2016 (a) (b)	1,350,000	1,350,783
Barclays Bank PLC:
3 month USD LIBOR + 0.58%, 1.38%, 2/17/2017 (a)	1,300,000	1,300,286
Series MTN, 3 month USD LIBOR + 0.54%, 1.37%, 12/9/2016 (a)	1,300,000	1,300,559
Barclays PLC
3 month USD LIBOR + 2.11%, 2.92%, 8/10/2021 (a)	2,200,000	2,250,732
BB&T Corp.:
Series MTN, 3 month USD LIBOR + 0.66%, 1.42%, 2/1/2019 (a)	700,000	699,902
Series MTN, 3 month USD LIBOR + 0.86%, 1.71%, 6/15/2018 (a)	650,000	654,004
BNP Paribas SA:
3 month USD LIBOR + 0.59%, 1.44%, 12/12/2016 (a)	1,025,000	1,025,882
Series MTN, 3 month USD LIBOR + 0.46%, 1.25%, 5/7/2017 (a)	1,350,000	1,351,418
Series MTN, 3 month USD LIBOR + 0.48%, 1.34%, 3/17/2017 (a)	357,000	357,336
BPCE SA:
3 month USD LIBOR + 0.57%, 1.37%, 11/18/2016 (a)	500,000	500,305
Series MTN, 3 month USD LIBOR + 0.63%, 1.49%, 6/17/2017 (a)	1,195,000	1,197,020
Series MTN, 3 month USD LIBOR + 0.85%, 1.66%, 2/10/2017 (a)	1,000,000	1,002,150
Branch Banking & Trust Co.
3 month USD LIBOR + 0.43%, 1.27%, 12/1/2016 (a)	450,000	450,306
Canadian Imperial Bank of Commerce 3 month USD LIBOR + 0.52%, 1.36%, 9/6/2019 (a)	600,000	600,246
Capital One NA/Mclean:
3 month USD LIBOR + 0.68%, 1.46%, 2/5/2018 (a)	1,400,000	1,400,168

See accompanying Notes to Schedule of Investments

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3 month USD LIBOR + 0.77%, 1.62%, 9/13/2019 (a)	$1,400,000	$1,399,328
3 month USD LIBOR + 1.15%, 1.95%, 8/17/2018 (a)	400,000	403,072
Citigroup, Inc.:
3 month USD LIBOR + 0.54%, 1.39%, 3/10/2017 (a)	3,032,000	3,034,911
3 month USD LIBOR + 0.69%, 1.42%, 4/27/2018 (a)	2,500,000	2,504,350
3 month USD LIBOR + 0.68%, 1.50%, 11/15/2016 (a)	1,000,000	1,000,690
3 month USD LIBOR + 0.70%, 1.53%, 11/24/2017 (a)	1,050,000	1,052,373
3 month USD LIBOR + 0.88%, 1.63%, 7/30/2018 (a)	2,100,000	2,107,938
3 month USD LIBOR + 0.86%, 1.69%, 12/7/2018 (a)	1,100,000	1,104,246
3 month USD LIBOR + 0.93%, 1.76%, 6/7/2019 (a)	2,500,000	2,509,825
3 month USD LIBOR + 1.19%, 1.95%, 8/2/2021 (a)	2,000,000	2,010,080
3 month USD LIBOR + 1.31%, 2.03%, 10/26/2020 (a)	1,000,000	1,015,510
3 month USD LIBOR + 1.38%, 2.22%, 3/30/2021 (a)	2,000,000	2,030,140
3 month USD LIBOR + 1.70%, 2.52%, 5/15/2018 (a)	1,750,000	1,778,402
Series MTN, 3 month USD LIBOR + 0.52%, 1.28%, 5/1/2017 (a)	2,630,000	2,631,289
Commonwealth Bank of Australia:
3 month USD LIBOR + 0.27%, 1.11%, 9/8/2017 (a) (b)	901,000	900,117
3 month USD LIBOR + 0.36%, 1.21%, 3/13/2017 (a) (b) (c)	2,600,000	2,601,924
3 month USD LIBOR + 0.40%, 1.25%, 3/12/2018 (a) (b)	1,250,000	1,248,550
3 month USD LIBOR + 0.79%, 1.55%, 11/2/2018 (a) (b) (c)	1,500,000	1,508,010
3 month USD LIBOR + 0.83%, 1.67%, 9/6/2021 (a) (b)	1,000,000	1,000,340
3 month USD LIBOR + 1.06%, 1.91%, 3/15/2019 (a) (b)	1,100,000	1,112,958
Cooperatieve Rabobank UA:
3 month USD LIBOR + 0.33%, 1.07%, 4/28/2017 (a)	2,030,000	2,030,771
3 month USD LIBOR + 0.28%, 1.10%, 11/23/2016 (a)	900,000	900,477
3 month USD LIBOR + 0.51%, 1.30%, 8/9/2019 (a)	1,000,000	1,000,730
Credit Agricole SA:
3 month USD LIBOR + 0.55%, 1.39%, 6/12/2017 (a) (b)	2,000,000	2,002,020
3 month USD LIBOR + 0.58%, 1.42%, 6/2/2017 (a) (b)	1,200,000	1,201,476
3 month USD LIBOR + 0.80%, 1.48%, 4/15/2019 (a) (b)	600,000	602,004
3 month USD LIBOR + 0.85%, 1.50%, 10/3/2016 (a) (b)	1,000,000	1,000,000
3 month USD LIBOR + 0.97%, 1.82%, 6/10/2020 (a) (b)	800,000	804,272

3 month USD LIBOR + 1.18%, 2.03%, 7/1/2021 (a) (b)	750,000	755,213
Credit Suisse AG:
3 month USD LIBOR + 0.69%, 1.44%, 1/29/2018 (a)	2,250,000	2,252,047
Series GMTN, 3 month USD LIBOR + 0.49%, 1.32%, 5/26/2017 (a)	2,360,000	2,360,944
Credit Suisse Group Funding Guernsey, Ltd. 3 month USD LIBOR + 2.29%, 2.97%, 4/16/2021 (a) (b)	1,800,000	1,860,876
Danske Bank A/S 3 month USD LIBOR + 0.58%, 1.42%, 9/6/2019 (a) (b)	1,000,000	1,000,350
DBS Group Holdings, Ltd. 3 month USD LIBOR + 0.50%, 1.18%, 7/16/2019 (a) (b)	600,000	598,914
Deutsche Bank AG:
3 month USD LIBOR + 0.47%, 1.30%, 5/30/2017 (a)	1,500,000	1,484,595
3 month USD LIBOR + 0.61%, 1.43%, 2/13/2017 (a)	2,130,000	2,106,229
3 month USD LIBOR + 0.68%, 1.50%, 2/13/2018 (a)	900,000	873,972
3 month USD LIBOR + 1.31%, 2.12%, 8/20/2020 (a)	703,000	658,915
3 month USD LIBOR + 1.91%, 2.72%, 5/10/2019 (a)	950,000	926,915
Fifth Third Bank 3 month USD LIBOR + 0.51%, 1.31%, 11/18/2016 (a)	1,225,000	1,225,233
Goldman Sachs Group Inc 3 month USD LIBOR + 1.17%, 2.24%, 11/15/2021 (a)	1,500,000	1,497,090
Goldman Sachs Group, Inc.:
3 month USD LIBOR + 0.67%, 1.48%, 5/22/2017 (a)	4,500,000	4,507,515
3 month USD LIBOR + 1.02%, 1.74%, 10/23/2019 (a) (c)	3,000,000	3,010,200
3 month USD LIBOR + 1.04%, 1.76%, 4/25/2019 (a)	1,000,000	1,005,700
3 month USD LIBOR + 1.16%, 1.88%, 4/23/2020 (a)	2,900,000	2,917,603
3 month USD LIBOR + 1.20%, 2.05%, 9/15/2020 (a)	2,350,000	2,363,418
3 month USD LIBOR + 1.36%, 2.08%, 4/23/2021 (a) (c)	1,700,000	1,717,867
3 month USD LIBOR + 1.77%, 2.60%, 2/25/2021 (a)	1,470,000	1,510,748
Series 1, 3 month USD LIBOR + 1.20%, 1.95%, 4/30/2018 (a)	3,116,000	3,143,078
Series MTN, 3 month USD LIBOR + 0.63%, 1.46%, 6/4/2017 (a)	1,653,000	1,655,364
Series MTN, 3 month USD LIBOR + 0.80%, 1.65%, 12/15/2017 (a)	2,190,000	2,196,460
Series MTN, 3 month USD LIBOR + 1.10%, 1.92%, 11/15/2018 (a)	5,251,000	5,292,693
HSBC Bank PLC 3 month USD LIBOR + 0.64%, 1.46%, 5/15/2018 (a) (b)	1,075,000	1,076,290
HSBC Holdings PLC:
3 month USD LIBOR + 1.50%, 2.35%, 1/5/2022 (a) (d)	1,500,000	1,507,485

See accompanying Notes to Schedule of Investments

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3 month USD LIBOR + 1.66%, 2.49%, 5/25/2021 (a)	$2,200,000	$2,240,788
3 month USD LIBOR + 2.24%, 3.08%, 3/8/2021 (a)	1,900,000	1,981,852
HSBC USA, Inc.:
3 month USD LIBOR + 0.34%, 1.16%, 11/13/2017 (a)	800,000	797,120
3 month USD LIBOR + 0.45%, 1.29%, 3/3/2017 (a)	700,000	699,937
3 month USD LIBOR + 0.61%, 1.43%, 11/13/2019 (a)	300,000	295,386
Industrial & Commercial Bank of China, Ltd. Series MTN, 3 month USD LIBOR + 1.19%, 2.01%, 11/13/2017 (a) (c)	1,000,000	1,003,700
ING Bank NV:
3 month USD LIBOR + 0.55%, 1.40%, 3/16/2018 (a) (b)	1,000,000	1,000,980
3 month USD LIBOR + 0.69%, 1.54%, 10/1/2019 (a) (b)	1,500,000	1,501,830
3 month USD LIBOR + 0.78%, 1.58%, 8/17/2018 (a) (b)	400,000	401,996
JPMorgan Chase & Co.:
3 month USD LIBOR + 0.52%, 1.34%, 2/15/2017 (a)	4,450,000	4,455,384
3 month USD LIBOR + 0.90%, 1.62%, 1/25/2018 (a)	6,000,000	6,038,460
3 month USD LIBOR + 0.96%, 1.67%, 1/23/2020 (a)	2,350,000	2,370,868
3 month USD LIBOR + 0.84%, 1.71%, 3/22/2019 (a)	1,700,000	1,715,519
3 month USD LIBOR + 1.10%, 1.93%, 6/7/2021 (a)	800,000	806,512
3 month USD LIBOR + 1.21%, 1.96%, 10/29/2020 (a)	2,750,000	2,797,987
3 month USD LIBOR + 1.48%, 2.32%, 3/1/2021 (a)	2,000,000	2,050,240
Series 1, 3 month USD LIBOR + 0.63%, 1.37%, 1/28/2019 (a)	2,200,000	2,204,136
Series MTN, 3 month USD LIBOR + 0.45%, 1.25%, 11/18/2016 (a)	3,500,000	3,502,310
Series MTN, 3 month USD LIBOR + 0.55%, 1.27%, 4/25/2018 (a)	2,500,000	2,501,950
JPMorgan Chase Bank NA:
3 month USD LIBOR + 0.42%, 1.26%, 6/2/2017 (a)	2,650,000	2,650,530
3 month USD LIBOR + 0.45%, 1.31%, 9/21/2018 (a)	2,500,000	2,501,025
3 month USD LIBOR + 0.59%, 1.45%, 9/23/2019 (a)	1,500,000	1,500,990
KeyBank NA 3 month USD LIBOR + 0.49%, 1.32%, 11/25/2016 (a)	871,000	871,375
Kookmin Bank:
3 month USD LIBOR + 0.88%, 1.61%, 1/27/2017 (a)	500,000	500,535
3 month USD LIBOR + 1.25%, 1.92%, 10/11/2016 (a) (b)	50,000	50,003
3 month USD LIBOR + 1.25%, 1.92%, 10/11/2016 (a)	600,000	600,072

Lloyds Bank PLC:
3 month USD LIBOR + 0.55%, 1.37%, 5/14/2018 (a)	800,000	798,104
3 month USD LIBOR + 0.52%, 1.37%, 3/16/2018 (a)	880,000	878,214
3 month USD LIBOR + 0.78%, 1.58%, 8/17/2018 (a)	400,000	400,104
3 month USD LIBOR + 1.00%, 1.70%, 1/22/2019 (a)	700,000	703,367
Macquarie Bank, Ltd.:
3 month USD LIBOR + 0.63%, 1.36%, 10/27/2017 (a) (b)	1,300,000	1,299,961
3 month USD LIBOR + 0.79%, 1.65%, 3/24/2017 (a) (b)	600,000	600,282
3 month USD LIBOR + 1.12%, 1.87%, 7/29/2020 (a) (b)	800,000	801,288
3 month USD LIBOR + 1.12%, 1.87%, 7/29/2020 (a)	53,000	53,028
Manufacturers & Traders Trust Co. 3 month USD LIBOR + 0.38%, 1.13%, 1/30/2017 (a)	700,000	700,317
Mitsubishi UFJ Financial Group, Inc.:
3 month USD LIBOR + 1.06%, 1.91%, 9/13/2021 (a)	2,000,000	1,999,880
3 month USD LIBOR + 1.88%, 2.72%, 3/1/2021 (a)	1,850,000	1,916,452
Mizuho Bank, Ltd.:
3 month USD LIBOR + 0.43%, 1.12%, 4/16/2017 (a) (b)	1,600,000	1,599,440
3 month USD LIBOR + 0.45%, 1.31%, 9/25/2017 (a) (b)	800,000	799,504
3 month USD LIBOR + 0.64%, 1.50%, 3/26/2018 (a) (b)	1,170,000	1,167,999
3 month USD LIBOR + 1.19%, 1.89%, 10/20/2018 (a) (b)	700,000	705,635
Mizuho Financial Group, Inc.:
3 month USD LIBOR + 1.14%, 1.99%, 9/13/2021 (a)	1,500,000	1,500,975
3 month USD LIBOR + 1.48%, 2.15%, 4/12/2021 (a) (b)	1,200,000	1,215,672
Morgan Stanley:
3 month USD LIBOR + 0.85%, 1.57%, 1/24/2019 (a)	4,580,000	4,598,366
3 month USD LIBOR + 0.74%, 1.59%, 1/5/2018 (a)	1,000,000	1,002,230
3 month USD LIBOR + 0.98%, 1.83%, 6/16/2020 (a)	1,150,000	1,149,069
3 month USD LIBOR + 1.14%, 1.87%, 1/27/2020 (a)	1,790,000	1,808,383
3 month USD LIBOR + 1.40%, 2.10%, 4/21/2021 (a)	1,750,000	1,784,685
Series GMTN, 3 month USD LIBOR + 1.28%, 2.00%, 4/25/2018 (a)	2,590,000	2,618,723
Series GMTN, 3 month USD LIBOR + 1.38%, 2.13%, 2/1/2019 (a)	1,250,000	1,269,775
Series MTN, 3 month USD LIBOR + 0.45%, 1.13%, 10/18/2016 (a)	2,500,000	2,500,300
Series MTN, 3 month USD LIBOR + 0.74%, 1.46%, 7/23/2019 (a)	1,700,000	1,700,748

See accompanying Notes to Schedule of Investments

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

National Australia Bank, Ltd.:
3 month USD LIBOR + 0.25%, 1.08%, 12/9/2016 (a) (b)	$500,000	$500,205
3 month USD LIBOR + 0.28%, 1.12%, 6/30/2017 (a) (b)	1,750,000	1,749,055
3 month USD LIBOR + 0.37%, 1.23%, 3/17/2017 (a) (b)	800,000	800,544
3 month USD LIBOR + 0.43%, 1.27%, 12/2/2016 (a) (b)	1,250,000	1,251,025
3 month USD LIBOR + 0.64%, 1.36%, 7/23/2018 (a) (b)	1,500,000	1,504,665
3 month USD LIBOR + 0.78%, 1.45%, 1/14/2019 (a) (b)	900,000	904,365
3 month USD LIBOR + 1.00%, 1.67%, 7/12/2021 (a) (b)	1,000,000	1,007,830
National Bank of Canada 3 month USD LIBOR + 0.84%, 1.70%, 12/14/2018 (a)	700,000	703,430
National City Bank 3 month USD LIBOR + 0.37%, 1.20%, 6/7/2017 (a)	1,240,000	1,239,479
Nederlandse Waterschapsbank NV:
3 month USD LIBOR + 0.12%, 0.79%, 10/13/2017 (a) (b)	1,400,000	1,400,966
3 month USD LIBOR + 0.20%, 0.88%, 10/18/2016 (a) (b)	1,735,000	1,735,226
3 month USD LIBOR + 0.23%, 1.05%, 2/14/2018 (a) (b)	4,655,000	4,662,774
Nordea Bank AB:
3 month USD LIBOR + 0.36%, 1.21%, 4/4/2017 (a) (b)	1,450,000	1,450,348
3 month USD LIBOR + 0.84%, 1.70%, 9/17/2018 (a) (b)	400,000	402,608
PNC Bank NA:
3 month USD LIBOR + 0.30%, 1.06%, 8/1/2017 (a)	1,010,000	1,009,091
Series MTN, 3 month USD LIBOR + 0.42%, 1.26%, 6/1/2018 (a)	2,000,000	1,998,640
Royal Bank of Canada:
3 month USD LIBOR + 0.33%, 1.05%, 1/23/2017 (a)	2,400,000	2,401,176
3 month USD LIBOR + 0.48%, 1.23%, 7/29/2019 (a)	1,000,000	999,330
3 month USD LIBOR + 0.71%, 1.39%, 4/15/2019 (a)	800,000	803,424
Series GMTN, 3 month USD LIBOR + 0.26%, 0.93%, 10/13/2017 (a)	1,000,000	998,430
Series GMTN, 3 month USD LIBOR + 0.26%, 1.02%, 2/3/2017 (a)	1,850,000	1,850,407
Series GMTN, 3 month USD LIBOR + 0.24%, 1.09%, 6/16/2017 (a)	400,000	399,888
Series GMTN, 3 month USD LIBOR + 0.54%, 1.29%, 7/30/2018 (a)	1,000,000	1,001,700
Series GMTN, 3 month USD LIBOR + 0.52%, 1.36%, 3/6/2020 (a)	1,050,000	1,048,089
Series GMTN, 3 month USD LIBOR + 0.53%, 1.38%, 3/15/2019 (a)	1,800,000	1,799,568
Royal Bank of Scotland Group PLC 3 month USD LIBOR + 0.94%, 1.78%, 3/31/2017 (a)	600,000	599,250

Santander UK PLC:
3 month USD LIBOR + 0.51%, 1.36%, 3/13/2017 (a)	500,000	499,775
3 month USD LIBOR + 1.48%, 2.34%, 3/14/2019 (a)	700,000	708,295
Shinhan Bank 3 month USD LIBOR + 0.65%, 1.31%, 4/8/2017 (a) (b)	600,000	600,327
Skandinaviska Enskilda Banken AB 3 month USD LIBOR + 0.57%, 1.42%, 9/13/2019 (a) (b)	1,000,000	999,920
Societe Generale SA 3 month USD LIBOR + 1.33%, 1.99%, 4/8/2021 (a) (b)	800,000	812,048
Standard Chartered PLC:
3 month USD LIBOR + 0.34%, 1.18%, 9/8/2017 (a) (b)	900,000	897,192
3 month USD LIBOR + 1.13%, 1.94%, 8/19/2019 (a) (b)	1,600,000	1,608,160
Sumitomo Mitsui Banking Corp.:
3 month USD LIBOR + 0.43%, 1.10%, 1/10/2017 (a)	1,350,000	1,350,419
3 month USD LIBOR + 0.58%, 1.27%, 1/16/2018 (a) (c)	2,100,000	2,098,845
3 month USD LIBOR + 0.74%, 1.46%, 7/23/2018 (a)	700,000	700,371
Series GMTN, 3 month USD LIBOR + 0.32%, 0.99%, 7/11/2017 (a)	915,000	914,277
Series MTN, 3 month USD LIBOR + 0.94%, 1.63%, 1/18/2019 (a)	900,000	903,501
Sumitomo Mitsui Financial Group, Inc.:
3 month USD LIBOR + 1.11%, 1.78%, 7/14/2021 (a)	800,000	801,672
3 month USD LIBOR + 1.68%, 2.51%, 3/9/2021 (a)	1,300,000	1,329,991
Suncorp-Metway, Ltd. 3 month USD LIBOR + 0.70%, 1.55%, 3/28/2017 (a) (b)	600,000	600,606
Svenska Handelsbanken AB:
3 month USD LIBOR + 0.49%, 1.33%, 9/6/2019 (a)	1,000,000	999,990
3 month USD LIBOR + 0.49%, 1.35%, 6/17/2019 (a) (c)	830,000	829,859
Toronto-Dominion Bank:
3 month USD LIBOR + 0.24%, 1.00%, 5/2/2017 (a)	1,400,000	1,399,916
3 month USD LIBOR + 0.44%, 1.29%, 7/2/2019 (a)	1,050,000	1,046,871
3 month USD LIBOR + 1.00%, 1.66%, 4/7/2021 (a)	1,000,000	1,010,800
Series 1, 3 month USD LIBOR + 0.55%, 1.30%, 4/30/2018 (a)	2,185,000	2,189,195
Series GMTN, 3 month USD LIBOR + 0.26%, 0.92%, 1/6/2017 (a)	2,104,000	2,104,295
Series GMTN, 3 month USD LIBOR + 0.54%, 1.26%, 7/23/2018 (a)	1,800,000	1,802,106
Series MTN, 3 month USD LIBOR + 0.56%, 1.34%, 11/5/2019 (a) (c)	900,000	899,127
Series MTN, 3 month USD LIBOR + 0.84%, 1.54%, 1/22/2019 (a)	895,000	901,211
UBS AG:
3 month USD LIBOR + 0.56%, 1.40%, 6/1/2017 (a)	1,800,000	1,801,980

See accompanying Notes to Schedule of Investments

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 3 month USD LIBOR + 0.64%, 1.46%, 8/14/2019 (a)	$850,000	$850,587
Series MTN, 3 month USD LIBOR + 0.70%, 1.56%, 3/26/2018 (a)	1,671,000	1,675,077
UBS Group Funding Jersey, Ltd.:
3 month USD LIBOR + 1.44%, 2.30%, 9/24/2020 (a) (b)	750,000	754,185
3 month USD LIBOR + 1.78%, 2.45%, 4/14/2021 (a) (b) (c)	1,800,000	1,843,776
US Bancorp Series MTN, 3 month USD LIBOR + 0.49%, 1.31%, 11/15/2018 (a)	900,000	901,485
US Bank NA:
3 month USD LIBOR + 0.23%, 0.98%, 1/30/2017 (a)	1,840,000	1,840,442
3 month USD LIBOR + 0.30%, 1.02%, 1/26/2018 (a)	1,750,000	1,750,892
3 month USD LIBOR + 0.20%, 1.05%, 9/11/2017 (a)	775,000	774,558
3 month USD LIBOR + 0.48%, 1.22%, 10/28/2019 (a)	1,000,000	997,230
3 month USD LIBOR + 0.45%, 1.27%, 8/23/2017 (a)	1,290,000	1,291,109
Series MTN, 3 month USD LIBOR + 0.58%, 1.33%, 1/29/2018 (a)	200,000	200,664
Wachovia Corp.:
3 month USD LIBOR + 0.37%, 1.05%, 10/15/2016 (a)	1,600,000	1,600,272
3 month USD LIBOR + 0.27%, 1.12%, 6/15/2017 (a)	4,950,000	4,948,267
Wells Fargo & Co.:
3 month USD LIBOR + 0.46%, 1.16%, 4/22/2019 (a)	800,000	797,904
3 month USD LIBOR + 0.40%, 1.26%, 9/14/2018 (a)	700,000	698,096
3 month USD LIBOR + 0.63%, 1.35%, 4/23/2018 (a)	2,763,000	2,769,161
3 month USD LIBOR + 1.03%, 1.74%, 7/26/2021 (a)	1,700,000	1,706,120
3 month USD LIBOR + 1.34%, 2.18%, 3/4/2021 (a)	2,750,000	2,803,267
Series MTN, 3 month USD LIBOR + 0.26%, 1.10%, 9/8/2017 (a)	825,000	823,985
Series MTN, 3 month USD LIBOR + 0.30%, 1.14%, 6/2/2017 (a)	2,050,000	2,050,512
Series MTN, 3 month USD LIBOR + 0.88%, 1.58%, 7/22/2020 (a)	1,400,000	1,405,936
Series MTN, 3 month USD LIBOR + 1.01%, 1.84%, 12/7/2020 (a)	1,000,000	1,005,840
Series N, 3 month USD LIBOR + 0.68%, 1.43%, 1/30/2020 (a)	1,600,000	1,597,952
Wells Fargo Bank NA:
3 month USD LIBOR + 0.26%, 1.11%, 6/15/2017 (a)	1,000,000	999,720
3 month USD LIBOR + 0.55%, 1.38%, 9/7/2017 (a)	1,000,000	1,002,991
3 month USD LIBOR + 0.60%, 1.43%, 5/24/2019 (a)	800,000	802,336
3 month USD LIBOR + 0.74%, 1.44%, 1/22/2018 (a)	4,250,000	4,269,465

Westpac Banking Corp.:
3 month USD LIBOR + 0.33%, 1.14%, 5/19/2017 (a)	2,300,000	2,300,805
3 month USD LIBOR + 0.37%, 1.21%, 12/1/2017 (a)	1,000,000	1,000,000
3 month USD LIBOR + 0.43%, 1.26%, 11/25/2016 (a)	1,922,000	1,923,249
3 month USD LIBOR + 0.43%, 1.26%, 5/25/2018 (a)	2,625,000	2,625,420
3 month USD LIBOR + 0.56%, 1.37%, 8/19/2019 (a)	1,000,000	999,220
3 month USD LIBOR + 0.74%, 1.49%, 7/30/2018 (a)	1,140,000	1,145,495
3 month USD LIBOR + 0.74%, 1.56%, 11/23/2018 (a)	1,500,000	1,506,720
3 month USD LIBOR + 0.85%, 1.66%, 8/19/2021 (a)	1,000,000	1,001,800

		360,552,444

BEVERAGES — 0.9%
Anheuser-Busch InBev Finance, Inc.:
3 month USD LIBOR + 0.19%, 0.92%, 1/27/2017 (a)	500,000	500,010
3 month USD LIBOR + 1.26%, 2.02%, 2/1/2021 (a)	1,000,000	1,025,130
Coca-Cola Co 3 month USD LIBOR + 0.10%, 0.86%, 11/1/2016 (a)	748,000	748,149
PepsiCo, Inc.:
3 month USD LIBOR + 0.25%, 0.93%, 7/17/2017 (a)	1,075,000	1,076,430
3 month USD LIBOR + 0.35%, 1.02%, 10/13/2017 (a)	1,357,000	1,359,809
3 month USD LIBOR + 0.59%, 1.40%, 2/22/2019 (a)	700,000	705,005
SABMiller Holdings, Inc.
3 month USD LIBOR + 0.69%, 1.45%, 8/1/2018 (a) (b)	1,000,000	999,210

		6,413,743

BIOTECHNOLOGY — 0.2%
Amgen, Inc. 3 month USD LIBOR + 0.38%, 1.19%, 5/22/2017 (a)	1,146,000	1,146,447

CHEMICALS — 0.1%
Monsanto Co. 3 month USD LIBOR + 0.20%, 0.99%, 11/7/2016 (a)	500,000	499,970

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. 3 month USD LIBOR + 1.10%, 1.94%, 6/30/2017 (a)	375,000	375,454

DIVERSIFIED FINANCIAL SERVICES — 2.4%
American Express Co. 3 month USD LIBOR + 0.59%, 1.40%, 5/22/2018 (a)	1,350,000	1,353,186
American Express Credit Corp.:
3 month USD LIBOR + 0.61%, 1.36%, 7/31/2018 (a)	1,200,000	1,204,044
3 month USD LIBOR + 0.55%, 1.41%, 3/18/2019 (a)	1,600,000	1,601,856

See accompanying Notes to Schedule of Investments

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3 month USD LIBOR + 0.73%, 1.56%, 5/26/2020 (a)	$200,000	$200,696
Series 0000, 3 month USD LIBOR + 0.30%, 1.17%, 9/22/2017 (a)	300,000	299,673
Series F, 3 month USD LIBOR + 1.05%, 1.91%, 9/14/2020 (a)	1,500,000	1,523,220
Series GMTN, 3 month USD LIBOR + 0.49%, 1.31%, 8/15/2019 (a)	800,000	797,920
Series MTN, 3 month USD LIBOR + 0.27%, 1.11%, 6/5/2017 (a)	1,920,000	1,919,463
Bear Stearns Cos. LLC Series MTN, 3 month USD LIBOR + 0.39%, 1.20%, 11/21/2016 (a)	2,638,000	2,639,082
General Electric Co.:
Series GMTN, 3 month USD LIBOR + 0.51%, 1.18%, 1/14/2019 (a) (c)	600,000	604,433
Series GMTN, 3 month USD LIBOR + 0.62%, 1.29%, 1/9/2020 (a) (c)	1,000,000	1,006,580
Series MTN, 3 month USD LIBOR + 0.17%, 0.99%, 2/15/2017 (a)	465,000	465,102
Series MTN, 3 month USD LIBOR + 0.27%, 1.06%, 8/7/2018 (a)	500,000	500,480
Macquarie Group, Ltd. 3 month USD LIBOR + 1.00%, 1.76%, 1/31/2017 (a) (b)	1,800,000	1,802,412
Protective Life Global Funding 3 month USD LIBOR + 0.55%, 1.39%, 6/8/2018 (a) (b)	175,000	175,271
Synchrony Financial 3 month USD LIBOR + 1.40%, 2.19%, 11/9/2017 (a)	600,000	604,404

		16,697,822

ELECTRIC — 0.4%
Duke Energy Corp. 3 month USD LIBOR + 0.38%, 1.23%, 4/3/2017 (a)	1,100,000	1,101,188
Electricite de France SA 3 month USD LIBOR + 0.46%, 1.16%, 1/20/2017 (a) (b)	1,755,000	1,755,825

		2,857,013

FOOD — 0.2%
Kroger Co. 3 month USD LIBOR + 0.53%, 1.21%, 10/17/2016 (a)	900,000	900,144
Mondelez International, Inc. 3 month USD LIBOR + 0.52%, 1.28%, 2/1/2019 (a)	600,000	599,190

		1,499,334

HEALTH CARE PRODUCTS — 0.3%
Medtronic, Inc. 3 month USD LIBOR + 0.80%, 1.65%, 3/15/2020 (a)	1,900,000	1,924,320

HEALTH CARE SERVICES — 0.3%
Roche Holdings, Inc.:
3 month USD LIBOR + 0.09%, 0.94%, 9/29/2017 (a) (b)	650,000	649,460
3 month USD LIBOR + 0.34%, 1.18%, 9/30/2019 (a) (b)	900,000	900,054
UnitedHealth Group, Inc. 3 month USD LIBOR + 0.45%, 1.13%, 1/17/2017 (a)	400,000	400,382

		1,949,896

HOUSEHOLD PRODUCTS — 0.2%
Procter & Gamble Co.:
3 month USD LIBOR + 0.08%, 0.85%, 11/4/2016 (a)	500,000	500,110
3 month USD LIBOR + 0.27%, 1.03%, 11/1/2019 (a)	1,100,000	1,100,330

		1,600,440

INSURANCE — 1.7%
Berkshire Hathaway Finance Corp.:
3 month USD LIBOR + 0.15%, 0.82%, 1/10/2017 (a)	980,000	980,314
3 month USD LIBOR + 0.17%, 0.84%, 1/13/2017 (a)	600,000	599,994
3 month USD LIBOR + 0.13%, 0.94%, 8/14/2017 (a)	850,000	849,983
3 month USD LIBOR + 0.30%, 0.97%, 1/12/2018 (a)	1,150,000	1,152,334
3 month USD LIBOR + 0.55%, 1.38%, 3/7/2018 (a)	2,300,000	2,314,513
3 month USD LIBOR + 0.69%, 1.54%, 3/15/2019 (a)	900,000	910,953
Metropolitan Life Global Funding I:
3 month USD LIBOR + 0.38%, 1.05%, 4/10/2017 (a) (b)	2,240,000	2,242,733
3 month USD LIBOR + 0.34%, 1.19%, 9/14/2018 (a) (b)	600,000	601,086
New York Life Global Funding 3 month USD LIBOR + 0.40%, 1.06%, 4/6/2018 (a) (b)	700,000	702,296
Principal Life Global Funding II 3 month USD LIBOR + 0.50%, 1.34%, 12/1/2017 (a) (b)	500,000	501,905
Prudential Financial, Inc. Series MTN, 3 month USD LIBOR + 0.78%, 1.60%, 8/15/2018 (a)	800,000	800,144

		11,656,255

INTERNET — 0.3%
Alibaba Group Holding, Ltd. 3 month USD LIBOR + 0.52%, 1.35%, 11/28/2017 (a)	600,000	598,278
eBay, Inc.:
3 month USD LIBOR + 0.20%, 0.94%, 7/28/2017 (a)	750,000	749,280
3 month USD LIBOR + 0.48%, 1.24%, 8/1/2019 (a)	600,000	597,204

		1,944,762

IT SERVICES — 2.4%
Apple, Inc.:
3 month USD LIBOR + 0.07%, 0.86%, 5/5/2017 (a)	1,885,000	1,885,773
3 month USD LIBOR + 0.14%, 0.91%, 8/2/2019 (a)	1,300,000	1,298,414
3 month USD LIBOR + 0.25%, 1.01%, 5/3/2018 (a)	4,549,000	4,558,052
3 month USD LIBOR + 0.25%, 1.04%, 2/7/2020 (a)	500,000	499,525
3 month USD LIBOR + 0.30%, 1.09%, 5/6/2019 (a)	1,800,000	1,806,192

See accompanying Notes to Schedule of Investments

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3 month USD LIBOR + 0.30%, 1.12%, 5/6/2020 (a)	$600,000	$599,196
3 month USD LIBOR + 0.82%, 1.64%, 2/22/2019 (a)	1,200,000	1,218,780
3 month USD LIBOR + 1.13%, 1.95%, 2/23/2021 (a) (c)	1,000,000	1,031,700
Hewlett Packard Enterprise Co. 3 month USD LIBOR + 1.74%, 2.59%, 10/5/2017 (a) (b)	755,000	760,995
International Business Machines Corp.:
3 month USD LIBOR + 0.19%, 0.98%, 2/6/2018 (a)	1,270,000	1,270,470
3 month USD LIBOR + 0.37%, 1.19%, 2/12/2019 (a)	1,400,000	1,402,842

		16,331,939

MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar Financial Services Corp.:
Series GMTN, 3 month USD LIBOR + 0.17%, 1.00%, 6/9/2017 (a)	600,000	600,102
Series GMTN, 3 month USD LIBOR + 0.70%, 1.52%, 2/23/2018 (a)	850,000	855,457
Series MTN, 3 month USD LIBOR + 0.23%, 1.07%, 3/3/2017 (a)	950,000	950,760

		2,406,319

MACHINERY-DIVERSIFIED — 0.2%
John Deere Capital Corp.:
Series MTN, 3 month USD LIBOR + 0.13%, 0.97%, 3/1/2017 (a)	900,000	899,847
Series MTN, 3 month USD LIBOR + 0.45%, 1.12%, 7/11/2017 (a)	400,000	400,680

		1,300,527

MEDIA — 0.3%
NBCUniversal Enterprise, Inc. 3 month USD LIBOR + 0.69%, 1.37%, 4/15/2018 (a) (b)	1,479,000	1,489,767
Walt Disney Co. 3 month USD LIBOR + 0.32%, 0.98%, 1/8/2019 (a)	400,000	400,544

		1,890,311

MINING — 0.1%
Glencore Funding LLC 3 month USD LIBOR + 1.36%, 2.04%, 1/15/2019 (a) (b)	900,000	886,914

MISCELLANEOUS MANUFACTURER — 0.7%
General Electric Co. 3 month USD LIBOR + 0.28%, 0.95%, 1/9/2017 (a)	1,750,000	1,750,945
Siemens Financieringsmaatschappij NV:
3 month USD LIBOR + 0.28%, 1.11%, 5/25/2018 (a) (b)	1,700,000	1,701,241
3 month USD LIBOR + 0.32%, 1.17%, 9/13/2019 (a) (b)	1,200,000	1,197,732

		4,649,918

OIL & GAS — 5.3%
BP Capital Markets PLC:
3 month USD LIBOR + 0.35%, 1.16%, 2/10/2017 (a)	650,000	650,280

3 month USD LIBOR + 0.42%, 1.21%, 11/7/2016 (a)	1,100,000	1,100,407
3 month USD LIBOR + 0.63%, 1.49%, 9/26/2018 (a)	1,245,000	1,249,482
Chevron Corp.:
3 month USD LIBOR + 0.10%, 0.89%, 11/9/2016 (a)	500,000	500,095
3 month USD LIBOR + 0.10%, 0.91%, 2/22/2017 (a)	1,650,000	1,649,917
3 month USD LIBOR + 0.17%, 0.99%, 11/15/2017 (a)	1,486,000	1,486,624
3 month USD LIBOR + 0.17%, 1.01%, 3/2/2018 (a)	1,117,000	1,114,487
3 month USD LIBOR + 0.36%, 1.15%, 11/9/2017 (a)	1,050,000	1,050,777
3 month USD LIBOR + 0.41%, 1.23%, 11/15/2019 (a)	750,000	746,528
3 month USD LIBOR + 0.50%, 1.32%, 5/16/2018 (a)	1,900,000	1,908,208
CNPC General Capital, Ltd. 3 month USD LIBOR + 0.90%, 1.72%, 5/14/2017 (a) (b)	955,000	955,398
Devon Energy Corp. 3 month USD LIBOR + 0.54%, 1.39%, 12/15/2016 (a)	600,000	599,250
Exxon Mobil Corp.:
3 month USD LIBOR + 0.04%, 0.89%, 3/15/2017 (a)	830,000	830,174
3 month USD LIBOR + 0.05%, 0.89%, 3/1/2018 (a)	800,000	799,192
3 month USD LIBOR + 0.15%, 1.00%, 3/15/2019 (a)	1,200,000	1,195,188
3 month USD LIBOR + 0.60%, 1.43%, 2/28/2018 (a)	1,900,000	1,912,141
Petroleos Mexicanos 3 month USD LIBOR + 2.02%, 2.70%, 7/18/2018 (a)	950,000	959,481
Shell International Finance B.V.:
3 month USD LIBOR + 0.21%, 1.03%, 11/15/2016 (a)	1,794,000	1,794,807
3 month USD LIBOR + 0.32%, 1.13%, 5/10/2017 (a)	1,900,000	1,902,204
3 month USD LIBOR + 0.35%, 1.20%, 9/12/2019 (a)	1,700,000	1,699,728
3 month USD LIBOR + 0.45%, 1.27%, 5/11/2020 (a)	1,500,000	1,499,565
3 month USD LIBOR + 0.58%, 1.39%, 11/10/2018 (a)	1,800,000	1,812,690
Sinopec Group Overseas Development 2014, Ltd.:
3 month USD LIBOR + 0.78%, 1.45%, 4/10/2017 (a)	200,000	200,082
3 month USD LIBOR + 0.78%, 1.45%, 4/10/2017 (a) (b)	2,920,000	2,921,244
3 month USD LIBOR + 0.92%, 1.59%, 4/10/2019 (a) (b)	600,000	601,030
Statoil ASA:
3 month USD LIBOR + 0.20%, 0.99%, 11/9/2017 (a)	500,000	499,810

See accompanying Notes to Schedule of Investments

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3 month USD LIBOR + 0.29%, 1.11%, 5/15/2018 (a)	$1,644,000	$1,643,194
3 month USD LIBOR + 0.46%, 1.25%, 11/8/2018 (a)	1,658,000	1,660,620
Total Capital International SA 3 month USD LIBOR + 0.57%, 1.38%, 8/10/2018 (a)	1,300,000	1,303,146

		36,245,749

PHARMACEUTICALS — 2.0%
Actavis Funding SCS:
3 month USD LIBOR + 1.08%, 1.93%, 3/12/2018 (a)	900,000	906,534
3 month USD LIBOR + 1.26%, 2.10%, 3/12/2020 (a)	1,100,000	1,118,678
AstraZeneca PLC 3 month USD LIBOR + 0.53%, 1.35%, 11/16/2018 (a)	900,000	902,817
Baxalta, Inc. 3 month USD LIBOR + 0.78%, 1.65%, 6/22/2018 (a)	700,000	698,285
Bayer US Finance LLC:
3 month USD LIBOR + 0.25%, 0.91%, 10/7/2016 (a) (b)	700,000	700,007
3 month USD LIBOR + 0.28%, 0.94%, 10/6/2017 (a) (b)	700,000	698,292
Johnson & Johnson:
3 month USD LIBOR + 0.07%, 0.90%, 11/28/2016 (a)	1,500,000	1,500,750
3 month USD LIBOR + 0.27%, 1.11%, 3/1/2019 (a)	400,000	400,732
Merck & Co., Inc.:
3 month USD LIBOR + 0.13%, 0.93%, 2/10/2017 (a)	400,000	400,140
3 month USD LIBOR + 0.36%, 1.16%, 5/18/2018 (a)	2,087,000	2,095,640
3 month USD LIBOR + 0.38%, 1.18%, 2/10/2020 (a)	1,350,000	1,349,987
Pfizer, Inc.:
3 month USD LIBOR + 0.15%, 0.97%, 5/15/2017 (a)	1,350,000	1,351,202
3 month USD LIBOR + 0.30%, 1.15%, 6/15/2018 (a)	1,578,000	1,582,560

		13,705,624

PIPELINES — 0.2%
Enbridge, Inc.:
3 month USD LIBOR + 0.45%, 1.29%, 6/2/2017 (a) (c)	600,000	598,038
3 month USD LIBOR + 0.65%, 1.30%, 10/1/2016 (a)	600,000	600,000

		1,198,038

RETAIL — 0.4%
Home Depot, Inc. 3 month USD LIBOR + 0.37%, 1.22%, 9/15/2017 (a)	875,000	877,249
Lowe’s Cos., Inc.:
3 month USD LIBOR + 0.24%, 0.92%, 4/15/2019 (a)	1,500,000	1,498,609

3 month USD LIBOR + 0.42%, 1.27%, 9/10/2019 (a)	200,000	200,478

		2,576,336

SOFTWARE — 0.6%
Oracle Corp.:
3 month USD LIBOR + 0.20%, 0.86%, 7/7/2017 (a)	1,885,000	1,887,262
3 month USD LIBOR + 0.51%, 1.17%, 10/8/2019 (a)	1,206,000	1,211,729
3 month USD LIBOR + 0.58%, 1.26%, 1/15/2019 (a)	1,160,000	1,167,018

		4,266,009

TELECOMMUNICATIONS — 3.1%
AT&T, Inc.:
3 month USD LIBOR + 0.42%, 1.26%, 3/30/2017 (a)	703,000	703,562
3 month USD LIBOR + 0.67%, 1.52%, 3/11/2019 (a)	700,000	700,987
3 month USD LIBOR + 0.91%, 1.74%, 11/27/2018 (a)	1,000,000	1,009,160
3 month USD LIBOR + 0.93%, 1.77%, 6/30/2020 (a)	1,350,000	1,360,679
Cisco Systems, Inc.:
3 month USD LIBOR + 0.28%, 1.12%, 3/3/2017 (a)	2,000,000	2,002,440
3 month USD LIBOR + 0.31%, 1.16%, 6/15/2018 (a)	1,750,000	1,751,417
3 month USD LIBOR + 0.34%, 1.20%, 9/20/2019 (a)	1,000,000	1,000,670
3 month USD LIBOR + 0.50%, 1.34%, 3/1/2019 (a)	1,072,000	1,077,607
3 month USD LIBOR + 0.60%, 1.41%, 2/21/2018 (a)	2,595,000	2,609,869
Telefonica Emisiones SAU 3 month USD LIBOR + 0.65%, 1.51%, 6/23/2017 (a)	400,000	398,964
Verizon Communications, Inc.:
3 month USD LIBOR + 0.37%, 1.13%, 8/15/2019 (a)	1,750,000	1,745,713
3 month USD LIBOR + 0.40%, 1.23%, 6/9/2017 (a)	2,775,000	2,779,412
3 month USD LIBOR + 0.77%, 1.63%, 6/17/2019 (a)	950,000	958,721
3 month USD LIBOR + 1.75%, 2.61%, 9/14/2018 (a)	3,200,000	3,284,544

		21,383,745

TOTAL CORPORATE BONDS & NOTES (Cost $551,113,638)		552,372,312

FOREIGN GOVERNMENT OBLIGATIONS — 17.9%
African Development Bank:
3 month USD LIBOR + 0.04%, 0.80%, 8/1/2018 (a)	800,000	800,368
1 month USD LIBOR + 0.28%, 0.81%, 8/2/2017 (a)	1,800,000	1,801,350
Asian Development Bank:
3 month USD LIBOR, 0.86%, 6/25/2019 (a)	900,000	898,083
3 month USD LIBOR + 0.15%, 0.94%, 2/8/2018 (a)	2,000,000	2,003,840
3 month USD LIBOR + 0.19%, 1.04%, 6/16/2021 (a)	2,000,000	1,999,360

See accompanying Notes to Schedule of Investments

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

3 month USD LIBOR + 0.32%, 1.15%, 2/26/2020 (a)	$3,493,000	$3,514,657
3 month USD LIBOR + 0.05%, 0.74%, 10/19/2017 (a)	2,000,000	1,999,780
3 month USD LIBOR + 0.02%, 0.85%, 2/28/2018 (a)	2,200,000	2,199,868
Caisse d’Amortissement de la Dette Sociale Series 144A, 3 month USD LIBOR + 0.38%, 1.23%, 3/15/2018 (a) (b)	2,000,000	2,006,000
Corp. Andina de Fomento 3 month USD LIBOR + 0.55%, 1.30%, 1/29/2018 (a)	2,200,000	2,201,364
Dexia Credit Local SA:
3 month USD LIBOR + 0.20%, 1.04%, 6/5/2018 (a) (b)	1,000,000	994,950
3 month USD LIBOR + 0.40%, 1.07%, 1/11/2017 (a) (b)	1,100,000	1,100,319
3 month USD LIBOR + 0.38%, 1.17%, 11/7/2016 (a) (b)	1,600,000	1,600,640
3 month USD LIBOR + 0.60%, 1.46%, 3/23/2018 (a) (b)	2,000,000	2,003,660
European Bank for Reconstruction & Development 3 month USD LIBOR + 0.11%, 0.78%, 1/10/2020 (a)	1,000,000	998,740
European Investment Bank 3 month USD LIBOR + 0.07%, 0.74%, 10/9/2018 (a) (b)	2,400,000	2,400,312
Export Development Canada:
3 month USD LIBOR + 0.05%, 0.72%, 1/17/2018 (a) (b)	1,500,000	1,500,495
3 month USD LIBOR + 0.05%, 0.73%, 10/16/2017 (a) (b)	1,500,000	1,500,240
3 month USD LIBOR + 0.01%, 0.83%, 8/13/2019 (a) (b)	1,750,000	1,747,060
3 month USD LIBOR + 0.32%, 1.16%, 3/2/2020 (a) (b)	800,000	806,552
Export-Import Bank of Korea:
3 month USD LIBOR + 0.75%, 1.42%, 1/14/2017 (a)	1,000,000	1,000,670
3 month USD LIBOR + 0.70%, 1.53%, 5/26/2019 (a)	1,000,000	1,004,170
3 month USD LIBOR + 0.60%, 1.42%, 5/12/2017 (a) (b)	2,250,000	2,250,855
Inter-American Development Bank:
1 month USD LIBOR + 0.04%, 0.57%, 11/26/2018 (a)	2,500,000	2,492,075
3 month USD LIBOR + 0.01%, 0.69%, 7/15/2020 (a)	2,000,000	1,988,480
3 month USD LIBOR + 0.04%, 0.72%, 1/15/2019 (a) (c)	600,000	599,824
3 month USD LIBOR + 0.20%, 0.88%, 7/15/2021 (a)	1,300,000	1,299,025
3 month USD LIBOR + 0.22%, 0.90%, 10/15/2020 (a)	1,800,000	1,802,592
3 month USD LIBOR + 0.32%, 1.00%, 4/15/2020 (a)	1,000,000	1,006,620
1 month USD LIBOR + 0.01%, 0.53%, 10/15/2017 (a)	2,550,000	2,545,945
1 month USD LIBOR + 0.02%, 0.54%, 6/12/2017 (a)	1,950,000	1,948,206

3 month USD LIBOR, 0.68%, 10/15/2019 (a)	1,000,000	995,960
3 month USD LIBOR + 0.06%, 0.74%, 1/16/2018 (a)	1,900,000	1,900,475
3 month USD LIBOR – 0.01%, 0.84%, 12/12/2016 (a)	1,478,000	1,478,310
3 month USD LIBOR – 0.01%, 0.85%, 6/20/2018 (a)	1,312,000	1,310,321
3 month USD LIBOR + 0.03%, 0.88%, 9/12/2018 (a)	2,550,000	2,549,311
International Bank for Reconstruction & Development:
3 month USD LIBOR + 0.14%, 0.99%, 12/16/2017 (a)	2,000,000	2,002,700
3 month USD LIBOR, 0.86%, 12/17/2018 (a)	1,000,000	999,030
3 month USD LIBOR, 0.84%, 9/30/2017 (a)	3,400,000	3,399,456
3 month USD LIBOR + 0.28%, 1.10%, 2/11/2021 (a)	4,000,000	4,020,360
International Finance Corp.:
1 month USD LIBOR + 0.02%, 0.55%, 2/2/2018 (a)	1,900,000	1,896,086
3 month USD LIBOR + 0.01%, 0.86%, 12/15/2020 (a)	4,100,000	4,079,623
3 month USD LIBOR + 0.18%, 0.98%, 12/15/2021 (a)	1,000,000	999,710
3 month USD LIBOR + 0.06%, 0.73%, 1/9/2019 (a)	2,500,000	2,499,725
Japan Bank for International Cooperation Series DTC, 3 month USD LIBOR + 0.36%, 1.18%, 11/13/2018 (a)	1,000,000	997,080
KFW 3 month USD LIBOR + 0.16%, 1.01%, 12/29/2017 (a)	3,700,000	3,706,475
Kommunalbanken A/S:
3 month USD LIBOR + 0.12%, 0.88%, 5/2/2017 (a) (b)	2,750,000	2,751,320
3 month USD LIBOR + 0.13%, 0.88%, 10/31/2016 (a) (b)	1,170,000	1,170,269
3 month USD LIBOR + 0.07%, 0.93%, 3/17/2020 (a) (b)	3,700,000	3,670,252
3 month USD LIBOR + 0.13%, 0.97%, 9/8/2021 (a) (b)	800,000	792,360
3 month USD LIBOR + 0.18%, 0.99%, 2/20/2018 (a) (b)	3,424,000	3,429,376
3 month USD LIBOR + 0.33%, 1.18%, 6/16/2020 (a) (b)	1,000,000	1,001,040
3 month USD LIBOR + 0.38%, 1.23%, 3/27/2017 (a) (b)	4,250,000	4,256,800
Kommuninvest I Sverige AB:
3 month USD LIBOR + 0.03%, 0.86%, 5/28/2019 (a) (b)	1,000,000	994,300
3 month USD LIBOR + 0.03%, 0.87%, 12/3/2018 (a) (b)	750,000	747,825
3 month USD LIBOR + 0.14%, 0.94%, 8/17/2018 (a) (b)	800,000	800,808
Korea Development Bank 3 month USD LIBOR + 0.63%, 1.33%, 1/22/2017 (a)	1,400,000	1,400,588

See accompanying Notes to Schedule of Investments

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Landwirtschaftliche Rentenbank:
3 month USD LIBOR + 0.01%, 0.69%, 10/17/2016 (a) (b)	$500,000	$499,950
3 month USD LIBOR + 0.25%, 1.09%, 6/3/2021 (a) (b)	1,500,000	1,499,475
3 month USD LIBOR + 0.35%, 1.16%, 2/19/2021 (a) (b) (c)	1,550,000	1,556,448
Network Rail Infrastructure Finance PLC 3 month USD LIBOR + 0.01%, 0.83%, 2/13/2017 (a) (b)	800,000	799,792
Nordic Investment Bank 3 month USD LIBOR + 0.05%, 0.77%, 4/25/2018 (a)	800,000	800,072
Oesterreichische Kontrollbank AG 3 month USD LIBOR + 0.18%, 0.99%, 8/10/2017 (a)	1,600,000	1,601,616
Province of Quebec Canada:
3 month USD LIBOR + 0.28%, 0.98%, 7/21/2019 (a)	1,300,000	1,300,260
3 month USD LIBOR + 0.23%, 1.07%, 9/4/2018 (a)	2,100,000	2,103,255
Svensk Exportkredit AB:
3 month USD LIBOR + 0.18%, 0.99%, 11/10/2017 (a)	1,000,000	1,001,130
3 month USD LIBOR + 0.33%, 1.00%, 1/14/2019 (a)	1,100,000	1,104,411
3 month USD LIBOR + 0.09%, 0.94%, 9/28/2017 (a)	720,000	719,374
3 month USD LIBOR + 0.30%, 1.02%, 1/23/2017 (a)	1,670,000	1,671,420
3 month USD LIBOR + 0.18%, 1.03%, 6/12/2017 (a)	1,135,000	1,136,078

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $121,605,406)		121,658,941

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (e) (f)	8,373,777	$8,373,777
State Street Navigator Securities Lending Prime Portfolio (e) (g)	4,752,453	4,752,453

TOTAL SHORT-TERM INVESTMENTS (Cost $13,126,230)		13,126,230

TOTAL INVESTMENTS — 100.8% (Cost $685,845,274)		687,157,483
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(5,601,528)

NET ASSETS — 100.0%		$681,555,955

(a)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2016.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 22.4% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2016.
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2016.
(g)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

MTN = Medium Term Note

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Aerospace & Defense	$—	$349,930	$—	$349,930
Agriculture.	—	802,344	—	802,344
Auto Manufacturers	—	35,260,709	—	35,260,709
Banks	—	360,552,444	—	360,552,444
Beverages	—	6,413,743	—	6,413,743
Biotechnology	—	1,146,447	—	1,146,447
Chemicals	—	499,970	—	499,970
Construction Materials	—	375,454	—	375,454
Diversified Financial Services	—	16,697,822	—	16,697,822
Electric	—	2,857,013	—	2,857,013
Food	—	1,499,334	—	1,499,334
Health Care Products	—	1,924,320	—	1,924,320
Health Care Services	—	1,949,896	—	1,949,896
Household Products	—	1,600,440	—	1,600,440

See accompanying Notes to Schedule of Investments

SPDR Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Insurance	$—	$11,656,255	$—	$11,656,255
Internet	—	1,944,762	—	1,944,762
IT Services.	—	16,331,939	—	16,331,939
Machinery, Construction & Mining	—	2,406,319	—	2,406,319
Machinery-Diversified	—	1,300,527	—	1,300,527
Media	—	1,890,311	—	1,890,311
Mining.	—	886,914	—	886,914
Miscellaneous Manufacturer	—	4,649,918	—	4,649,918
Oil & Gas	—	36,245,749	—	36,245,749
Pharmaceuticals	—	13,705,624	—	13,705,624
Pipelines	—	1,198,038	—	1,198,038
Retail.	—	2,576,336	—	2,576,336
Software	—	4,266,009	—	4,266,009
Telecommunications	—	21,383,745	—	21,383,745
Foreign Government Obligations	—	121,658,941	—	121,658,941
Short-Term Investments	13,126,230	—	—	13,126,230

TOTAL INVESTMENTS	$13,126,230	$674,031,253	$—	$687,157,483

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	12,863,091	$12,863,091	36,254,363	40,743,677	8,373,777	$8,373,777	$14,452	$—
State Street Navigator Securities Lending Prime Portfolio	7,168,993	7,168,993	18,833,253	21,249,793	4,752,453	4,752,453	3,431	—

TOTAL		$20,032,084				$13,126,230	$17,883	$—

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.2%
Lamar Media Corp. Series WI, 5.75%, 2/1/2026	$25,000	$27,015
Omnicom Group, Inc. 6.25%, 7/15/2019	25,000	28,075
WPP Finance 2010 3.63%, 9/7/2022	25,000	26,781

		81,871

AEROSPACE & DEFENSE — 0.8%
BAE Systems Holdings, Inc. 6.38%, 6/1/2019 (a)	50,000	55,733
L-3 Communications Corp.:
4.75%, 7/15/2020	25,000	27,300
5.20%, 10/15/2019	25,000	27,375
Lockheed Martin Corp.:
2.50%, 11/23/2020	50,000	51,614
4.70%, 5/15/2046	50,000	59,406
Northrop Grumman Corp.:
3.25%, 8/1/2023	25,000	26,714
4.75%, 6/1/2043	25,000	29,537
Textron, Inc. 4.00%, 3/15/2026	25,000	26,213

		303,892

AGRICULTURE — 0.4%
Bunge, Ltd. Finance Corp. 8.50%, 6/15/2019	25,000	29,294
Reynolds American, Inc. 5.85%, 8/15/2045	50,000	65,005
Vector Group, Ltd. 7.75%, 2/15/2021	47,000	49,383

		143,682

APPAREL — 0.2%
Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	61,000	62,604
Levi Strauss & Co. 6.88%, 5/1/2022	25,000	26,500

		89,104

AUTO MANUFACTURERS — 2.3%
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023 (b)	200,000	205,500
Ford Motor Co. 7.45%, 7/16/2031	50,000	66,135
Ford Motor Credit Co. LLC 3.20%, 1/15/2021	200,000	205,324
General Motors Co. 6.75%, 4/1/2046	25,000	31,342
General Motors Financial Co., Inc.:
3.20%, 7/6/2021	50,000	50,490
4.20%, 3/1/2021	50,000	52,480
4.38%, 9/25/2021	50,000	53,403
4.75%, 8/15/2017	50,000	51,352
5.25%, 3/1/2026	50,000	54,914
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a) (b)	75,000	78,750

		849,690

AUTO PARTS & EQUIPMENT — 1.3%
Dana, Inc.:
5.38%, 9/15/2021	50,000	51,940
5.50%, 12/15/2024	25,000	25,500
Delphi Automotive PLC 4.25%, 1/15/2026	50,000	54,469
Goodyear Tire & Rubber Co.:
5.00%, 5/31/2026	45,000	46,322
5.13%, 11/15/2023	25,000	26,062

Johnson Controls, Inc. 4.63%, 7/2/2044	25,000	27,731
Schaeffler Finance B.V. 4.75%, 5/15/2021 (a)	50,000	51,780
Tenneco, Inc. 5.00%, 7/15/2026	55,000	55,825
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	150,000	157,320

		496,949

BANKS — 6.0%
Bank of America Corp.:
Series GMTN, 4.45%, 3/3/2026	30,000	32,196
Series MTN, 4.20%, 8/26/2024	100,000	105,894
Series MTN, 4.25%, 10/22/2026	75,000	79,570
Barclays PLC 4.38%, 1/12/2026	200,000	206,928
Capital One Financial Corp. 3.75%, 4/24/2024	50,000	53,084
Capital One NA/Mclean 1.65%, 2/5/2018	150,000	150,176
CIT Group, Inc.:
4.25%, 8/15/2017	100,000	101,930
5.00%, 8/15/2022	75,000	79,500
5.25%, 3/15/2018	100,000	103,750
Citigroup, Inc.:
4.60%, 3/9/2026	70,000	74,758
5.30%, 5/6/2044	25,000	28,099
5.50%, 9/13/2025	25,000	28,511
6.13%, 8/25/2036	50,000	59,970
Citizens Financial Group, Inc. 4.30%, 12/3/2025	50,000	52,464
Credit Suisse AG 5.40%, 1/14/2020	50,000	54,653
Deutsche Bank AG 3.70%, 5/30/2024	125,000	119,699
Discover Bank/Greenwood 2.00%, 2/21/2018	25,000	25,081
Goldman Sachs Group, Inc. 6.75%, 10/1/2037	25,000	31,833
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (a)	200,000	188,040
KeyCorp. Series MTN, 5.10%, 3/24/2021	50,000	56,444
Lloyds Bank PLC 6.50%, 9/14/2020 (a)	75,000	85,090
Morgan Stanley:
3.95%, 4/23/2027	50,000	51,932
4.88%, 11/1/2022	50,000	55,148
Regions Financial Corp. 7.38%, 12/10/2037	25,000	31,971
Royal Bank of Scotland Group PLC:
6.00%, 12/19/2023	100,000	104,560
6.13%, 12/15/2022	100,000	106,090
Santander UK Group Holdings PLC 3.13%, 1/8/2021	50,000	50,806
SunTrust Banks, Inc. 6.00%, 9/11/2017	50,000	52,031
Synovus Financial Corp. 7.88%, 2/15/2019	50,000	55,375

		2,225,583

BEVERAGES — 0.8%
Constellation Brands, Inc.:
3.88%, 11/15/2019	100,000	105,250
6.00%, 5/1/2022	50,000	57,500
Dr Pepper Snapple Group, Inc. 6.82%, 5/1/2018	25,000	27,110
Molson Coors Brewing Co. 4.20%, 7/15/2046	40,000	41,678

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Pernod Ricard SA:
2.95%, 1/15/2017 (a)	$25,000	$25,104
5.50%, 1/15/2042 (a)	25,000	30,470

		287,112

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.20%, 5/22/2019	25,000	25,464
3.63%, 5/15/2022	50,000	53,684
6.40%, 2/1/2039	100,000	131,180
Celgene Corp.:
3.25%, 8/15/2022	50,000	52,478
3.88%, 8/15/2025	50,000	53,461
4.63%, 5/15/2044	25,000	26,352

		342,619

CHEMICALS — 2.2%
Agrium, Inc. 4.90%, 6/1/2043	25,000	26,386
Albemarle Corp. 4.15%, 12/1/2024	25,000	26,950
Ashland LLC 3.88%, 4/15/2018	50,000	51,125
Ashland LLC 4.75%, 8/15/2022	25,000	25,998
Blue Cube Spinco, Inc.:
9.75%, 10/15/2023 (a)	25,000	29,375
10.00%, 10/15/2025 (a)	25,000	29,625
Celanese US Holdings LLC 4.63%, 11/15/2022	50,000	54,504
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	25,188
4.95%, 6/1/2043	25,000	23,406
Dow Chemical Co.:
3.50%, 10/1/2024	50,000	52,810
4.25%, 11/15/2020	25,000	27,116
4.38%, 11/15/2042	25,000	25,450
Eastman Chemical Co.:
2.70%, 1/15/2020	50,000	51,287
3.60%, 8/15/2022	25,000	26,527
LYB International Finance B.V. 5.25%, 7/15/2043	25,000	28,406
LyondellBasell Industries NV 4.63%, 2/26/2055	25,000	24,765
Mosaic Co. 5.63%, 11/15/2043	25,000	26,843
NOVA Chemicals Corp. 5.25%, 8/1/2023 (a)	50,000	51,125
Rohm&Haas Co. 7.85%, 7/15/2029	25,000	35,258
Westlake Chemical Corp.:
3.60%, 7/15/2022 (b)	28,000	28,879
3.60%, 8/15/2026 (a)	50,000	49,682
4.63%, 2/15/2021 (a)	25,000	26,322
5.00%, 8/15/2046 (a)	25,000	24,950
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	50,000	53,000

		824,977

COMMERCIAL SERVICES — 1.4%
ADT Corp. 3.50%, 7/15/2022	75,000	72,187
ADT Corp. 4.88%, 7/15/2032 (a)	50,000	43,500
ERAC USA Finance LLC:
2.35%, 10/15/2019 (a)	25,000	25,399
7.00%, 10/15/2037 (a)	50,000	68,192
Moody’s Corp. 2.75%, 7/15/2019	50,000	51,433
S&P Global, Inc. 2.95%, 1/22/2027 (a)	100,000	100,532

Service Corp. International/US 5.38%, 1/15/2022	25,000	25,969
Total System Services, Inc. 3.80%, 4/1/2021	10,000	10,612
United Rentals North America, Inc. 4.63%, 7/15/2023	50,000	51,125
Western Union Co. 2.88%, 12/10/2017	50,000	50,717

		499,666

CONSTRUCTION MATERIALS — 1.0%
Lafarge SA 7.13%, 7/15/2036	25,000	31,137
Masco Corp.:
4.38%, 4/1/2026	25,000	26,422
5.95%, 3/15/2022	50,000	57,156
6.50%, 8/15/2032	25,000	27,500
Owens Corning:
3.40%, 8/15/2026	30,000	30,081
4.20%, 12/15/2022	50,000	53,717
Standard Industries, Inc. 5.38%, 11/15/2024 (a)	50,000	51,625
USG Corp. 5.88%, 11/1/2021 (a)	25,000	26,156
Vulcan Materials Co. 7.50%, 6/15/2021	50,000	60,875

		364,669

DISTRIBUTION & WHOLESALE — 0.1%
Rexel SA 5.25%, 6/15/2020 (a)	50,000	52,000

DIVERSIFIED FINANCIAL SERVICES — 5.0%
Air Lease Corp. 2.13%, 1/15/2020	100,000	99,792
Aircastle, Ltd.:
5.13%, 3/15/2021	25,000	26,844
6.25%, 12/1/2019	60,000	65,850
Ally Financial, Inc.:
3.25%, 2/13/2018	50,000	50,250
3.25%, 11/5/2018	100,000	100,350
3.50%, 1/27/2019	5,000	5,056
3.60%, 5/21/2018	100,000	101,620
5.75%, 11/20/2025	25,000	26,125
8.00%, 11/1/2031	150,000	184,500
Credit Acceptance Corp. 6.13%, 2/15/2021	25,000	25,266
Discover Financial Services 3.95%, 11/6/2024	50,000	51,183
E*TRADE Financial Corp. 5.38%, 11/15/2022	50,000	53,298
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017	50,000	50,094
5.88%, 2/1/2022	75,000	72,000
6.00%, 8/1/2020	50,000	50,250
International Lease Finance Corp.:
4.63%, 4/15/2021	50,000	52,187
5.88%, 4/1/2019	50,000	53,500
5.88%, 8/15/2022	25,000	27,719
8.75%, 3/15/2017	50,000	51,437
Jefferies Group LLC 6.50%, 1/20/2043	25,000	26,092
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.88%, 8/1/2021 (a)	50,000	47,500
Legg Mason, Inc. 4.75%, 3/15/2026	50,000	54,025

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Macquarie Group, Ltd. 7.63%, 8/13/2019 (a)	$50,000	$57,270
Nasdaq, Inc.:
3.85%, 6/30/2026	5,000	5,232
5.25%, 1/16/2018	25,000	26,175
Navient Corp.:
6.63%, 7/26/2021	35,000	35,175
8.45%, 6/15/2018	50,000	53,625
Series MTN, 6.13%, 3/25/2024	75,000	69,844
Series MTN, 8.00%, 3/25/2020	200,000	214,500
NewStar Financial, Inc. 7.25%, 5/1/2020	25,000	24,687
Nomura Holdings, Inc. 6.70%, 3/4/2020	50,000	57,515
Synchrony Financial 4.25%, 8/15/2024	25,000	26,248

		1,845,209

ELECTRIC — 3.4%
AEP Texas Central Co. Series E, 6.65%, 2/15/2033	50,000	64,178
AES Corp.:
5.50%, 3/15/2024	50,000	52,030
7.38%, 7/1/2021	50,000	57,375
Calpine Corp. 7.88%, 1/15/2023 (a)	61,000	64,431
Dominion Resources, Inc.:
4.10%, 4/1/2021 (c)	80,000	85,680
Series A, 1.40%, 9/15/2017	25,000	24,991
DPL, Inc. 7.25%, 10/15/2021	50,000	51,375
Duke Energy Corp.:
2.10%, 6/15/2018	25,000	25,287
3.75%, 4/15/2024	25,000	26,997
EDP Finance B.V. 4.13%, 1/15/2020 (a)	50,000	51,825
Enel Finance International NV 6.00%, 10/7/2039 (a)	50,000	60,466
Entergy Texas, Inc. 5.15%, 6/1/2045	25,000	26,829
Eversource Energy 1.45%, 5/1/2018	50,000	50,095
Exelon Generation Co. LLC:
5.60%, 6/15/2042	50,000	52,208
6.20%, 10/1/2017	50,000	52,212
FirstEnergy Corp.:
Series A, 2.75%, 3/15/2018	50,000	50,572
Series B, 4.25%, 3/15/2023	75,000	79,613
Kansas City Power & Light Co. 3.15%, 3/15/2023	25,000	25,442
NextEra Energy Capital Holdings, Inc. 1.59%, 6/1/2017	50,000	50,091
NRG Yield Operating LLC 5.38%, 8/15/2024	50,000	50,750
NV Energy, Inc. 6.25%, 11/15/2020	25,000	29,339
PPL Capital Funding, Inc. 4.20%, 6/15/2022	40,000	43,833
Progress Energy, Inc. 7.75%, 3/1/2031	25,000	35,270
Puget Energy, Inc. 5.63%, 7/15/2022	25,000	28,770
Southwestern Electric Power Co. Series E, 5.55%, 1/15/2017	50,000	50,590
Toledo Edison Co. 6.15%, 5/15/2037	50,000	62,290

		1,252,539

ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Anixter, Inc. 5.13%, 10/1/2021	50,000	51,875
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a)	25,000	25,750

		77,625

ELECTRONICS — 0.6%
Agilent Technologies, Inc. 3.88%, 7/15/2023	25,000	26,680
Amphenol Corp. 2.55%, 1/30/2019	50,000	51,167
Arrow Electronics, Inc. 3.50%, 4/1/2022	25,000	25,676
Avnet, Inc. 4.63%, 4/15/2026	25,000	25,882
Flex, Ltd. 5.00%, 2/15/2023	50,000	54,367
Jabil Circuit, Inc. 4.70%, 9/15/2022	50,000	52,419

		236,191

ENGINEERING & CONSTRUCTION — 0.1%
MasTec, Inc. 4.88%, 3/15/2023	25,000	24,531
Sydney Airport Finance Co. Pty, Ltd. 3.90%, 3/22/2023 (a)	25,000	26,609

		51,140

ENTERTAINMENT — 1.0%
GLP Capital L.P./GLP Financing II, Inc.:
4.88%, 11/1/2020	50,000	53,750
5.38%, 4/15/2026	100,000	107,500
International Game Technology PLC 6.25%, 2/15/2022 (a)	150,000	159,330
Scientific Games International, Inc. 7.00%, 1/1/2022 (a)	50,000	52,750

		373,330

ENVIRONMENTAL CONTROL — 0.4%
Clean Harbors, Inc. 5.25%, 8/1/2020	50,000	51,250
Republic Services, Inc. 3.55%, 6/1/2022	25,000	26,864
Waste Management, Inc. 3.50%, 5/15/2024	50,000	53,907

		132,021

FOOD — 2.3%
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a)	25,000	24,625
Campbell Soup Co. 4.25%, 4/15/2021	25,000	27,665
ConAgra Foods, Inc. 3.20%, 1/25/2023	20,000	20,810
Darling Ingredients, Inc. 5.38%, 1/15/2022	25,000	26,095
Flowers Foods, Inc. 3.50%, 10/1/2026	70,000	69,848
General Mills, Inc. 5.40%, 6/15/2040	25,000	31,148
JM Smucker Co. 4.25%, 3/15/2035	50,000	55,024
Kellogg Co. 4.50%, 4/1/2046	25,000	27,041
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	55,000	55,439
3.50%, 6/6/2022	25,000	26,563
4.38%, 6/1/2046	30,000	31,741
4.88%, 2/15/2025 (a)	60,000	66,167
6.13%, 8/23/2018	25,000	27,127
Kroger Co.:
3.50%, 2/1/2026	50,000	53,722
5.15%, 8/1/2043	25,000	30,013
Mondelez International, Inc. 6.50%, 2/9/2040	25,000	34,065
Smithfield Foods, Inc. 6.63%, 8/15/2022	50,000	53,000
Sysco Corp. 3.30%, 7/15/2026	25,000	25,916
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	35,000	37,670
Tyson Foods, Inc. 2.65%, 8/15/2019	50,000	51,270

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Whole Foods Market, Inc. 5.20%, 12/3/2025 (a)	$50,000	$54,305
Wm Wrigley Jr Co. 2.40%, 10/21/2018 (a)	25,000	25,406

		854,660

FOREST PRODUCTS & PAPER — 0.2%
Clearwater Paper Corp. 5.38%, 2/1/2025 (a)	25,000	25,469
International Paper Co. 7.95%, 6/15/2018	30,000	33,165
Resolute Forest Products, Inc. 5.88%, 5/15/2023	25,000	21,688

		80,322

GAS — 1.0%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.63%, 5/20/2024	60,000	63,450
5.88%, 8/20/2026	60,000	63,600
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	50,000	53,994
National Fuel Gas Co. 4.90%, 12/1/2021	25,000	26,986
Sempra Energy 2.30%, 4/1/2017	50,000	50,248
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	100,000	100,562
4.40%, 6/1/2043	25,000	26,924

		385,764

HEALTH CARE PRODUCTS — 0.7%
Becton Dickinson and Co. 3.13%, 11/8/2021	50,000	52,551
Fresenius US Finance II, Inc. 4.50%, 1/15/2023 (a)	50,000	52,125
Life Technologies Corp. 6.00%, 3/1/2020	25,000	27,956
Thermo Fisher Scientific, Inc.:
3.60%, 8/15/2021	25,000	26,590
5.30%, 2/1/2044	25,000	29,786
Zimmer Biomet Holdings, Inc. 4.25%, 8/15/2035	50,000	50,740

		239,748

HEALTH CARE SERVICES — 4.5%
Aetna, Inc. 1.90%, 6/7/2019	25,000	25,229
Anthem, Inc.:
4.65%, 1/15/2043	50,000	54,548
4.65%, 8/15/2044	25,000	27,269
Centene Corp.:
4.75%, 5/15/2022	60,000	61,800
6.13%, 2/15/2024	47,000	50,877
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	11,000	11,152
5.13%, 8/1/2021	50,000	49,500
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)	50,000	54,250
5.88%, 1/31/2022 (a)	50,000	56,250
HCA, Inc.:
5.25%, 6/15/2026	150,000	158,820
5.38%, 2/1/2025	150,000	154,500
5.88%, 5/1/2023	50,000	53,250
5.88%, 2/15/2026	100,000	106,625
6.50%, 2/15/2020	50,000	55,475
7.50%, 2/15/2022	150,000	172,125

Humana, Inc. 2.63%, 10/1/2019	25,000	25,618
Laboratory Corp. of America Holdings 3.75%, 8/23/2022	50,000	53,303
LifePoint Health, Inc.:
5.38%, 5/1/2024 (a)	70,000	70,131
5.50%, 12/1/2021	50,000	52,125
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	60,000	62,928
Quest Diagnostics, Inc. 4.70%, 4/1/2021	25,000	27,702
Tenet Healthcare Corp.:
4.38%, 10/1/2021	50,000	49,625
4.75%, 6/1/2020	25,000	25,469
6.00%, 10/1/2020	75,000	79,125
Universal Health Services, Inc.:
3.75%, 8/1/2019 (a)	25,000	26,000
5.00%, 6/1/2026 (a)	50,000	52,062
WellCare Health Plans, Inc. 5.75%, 11/15/2020	50,000	51,750

		1,667,508

HOLDING COMPANIES-DIVERS — 0.1%
HRG Group, Inc. 7.88%, 7/15/2019	50,000	52,812

HOME BUILDERS — 1.3%
CalAtlantic Group, Inc. 5.38%, 10/1/2022	50,000	52,125
DR Horton, Inc.:
3.75%, 3/1/2019	50,000	52,065
4.75%, 2/15/2023	50,000	54,250
Lennar Corp.:
4.50%, 11/15/2019	50,000	52,656
4.75%, 12/15/2017	25,000	25,625
MDC Holdings, Inc. 5.50%, 1/15/2024	25,000	26,125
PulteGroup, Inc.:
4.25%, 3/1/2021	57,143	59,929
6.38%, 5/15/2033	50,000	52,083
Toll Brothers Finance Corp.:
5.63%, 1/15/2024	50,000	53,375
6.75%, 11/1/2019	50,000	56,250

		484,483

HOME FURNISHINGS — 0.3%
Tempur Sealy International, Inc.
5.50%, 6/15/2026 (a)	64,000	65,920
Whirlpool Corp. 4.00%, 3/1/2024	25,000	26,981

		92,901

HOUSEHOLD PRODUCTS & WARES — 0.4%
ACCO Brands Corp. 6.75%, 4/30/2020	25,000	26,375
Clorox Co. 3.50%, 12/15/2024	25,000	26,722
Spectrum Brands, Inc. 6.13%, 12/15/2024	100,000	108,283

		161,380

HOUSEWARES — 0.2%
Newell Brands, Inc.:
2.88%, 12/1/2019	25,000	25,667
4.00%, 12/1/2024	50,000	53,118

		78,785

INSURANCE — 2.2%
Allstate Corp. 3 month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (d)	50,000	53,688
American International Group, Inc.:
3.30%, 3/1/2021	30,000	31,476

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

4.13%, 2/15/2024	$50,000	$53,876
4.50%, 7/16/2044	50,000	50,932
Aon PLC 4.45%, 5/24/2043	25,000	25,951
AXA SA 8.60%, 12/15/2030	50,000	70,500
CNA Financial Corp. 3.95%, 5/15/2024	25,000	26,467
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	25,000	24,468
5.13%, 4/15/2022	25,000	28,399
Liberty Mutual Group, Inc. 4.95%, 5/1/2022 (a)	75,000	83,689
Lincoln National Corp. 6.15%, 4/7/2036	50,000	58,940
MetLife, Inc. 6.40%, 12/15/2066	50,000	55,344
Nationwide Financial Services, Inc.
Series SR, 5.38%, 3/25/2021 (a)	25,000	28,038
Pacific LifeCorp 6.00%, 2/10/2020 (a)	50,000	55,474
Principal Financial Group, Inc. 3.30%, 9/15/2022	50,000	52,017
Prudential Financial, Inc. 3 month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (d)	50,000	51,563
XLIT, Ltd. 5.75%, 10/1/2021	50,000	57,233

		808,055

INTERNET — 0.7%
eBay, Inc.:
2.50%, 3/9/2018	25,000	25,353
3.80%, 3/9/2022	50,000	53,469
Expedia, Inc. 5.00%, 2/15/2026 (a)	50,000	52,625
IAC/InterActiveCorp 4.88%, 11/30/2018	42,000	43,076
Symantec Corp. 2.75%, 6/15/2017	25,000	25,158
VeriSign, Inc. 4.63%, 5/1/2023	50,000	50,750

		250,431

INVESTMENT COMPANY SECURITY — 0.1%
FS Investment Corp. 4.00%, 7/15/2019	50,000	50,856

IRON/STEEL — 1.1%
ArcelorMittal:
6.25%, 8/5/2020	50,000	54,000
6.50%, 3/1/2021	50,000	55,375
8.00%, 10/15/2039	50,000	53,687
Commercial Metals Co. 4.88%, 5/15/2023	50,000	49,750
Steel Dynamics, Inc. 6.13%, 8/15/2019	50,000	51,688
United States Steel Corp. 8.38%, 7/1/2021 (a)	32,000	34,842
Vale Overseas, Ltd. 6.25%, 8/10/2026	100,000	104,470

		403,812

IT SERVICES — 2.3%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.48%, 6/1/2019 (a)	100,000	102,847
4.42%, 6/15/2021 (a)	25,000	26,127
5.45%, 6/15/2023 (a)	50,000	53,573
6.02%, 6/15/2026 (a)	20,000	21,926
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.88%, 6/15/2021 (a)	45,000	47,812
7.13%, 6/15/2024 (a)	50,000	54,815
8.35%, 7/15/2046 (a)	35,000	41,907
EMC Corp. 2.65%, 6/1/2020	200,000	191,124

Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018 (a)	75,000	76,416
6.35%, 10/15/2045 (a)	25,000	25,799
HP, Inc.:
4.05%, 9/15/2022	25,000	26,596
6.00%, 9/15/2041	25,000	25,607
Leidos Holdings, Inc. 4.45%, 12/1/2020	50,000	51,750
NCR Corp. 5.00%, 7/15/2022	50,000	51,000
Seagate HDD Cayman:
4.75%, 6/1/2023	10,000	9,900
4.75%, 1/1/2025	50,000	47,250

		854,449

LEISURE TIME — 0.2%
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	50,000	54,375

LODGING — 1.3%
Choice Hotels International, Inc. 5.75%, 7/1/2022	25,000	27,328
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024 (a)	35,000	35,546
Hyatt Hotels Corp. 4.85%, 3/15/2026	25,000	27,726
Marriott International, Inc. 3.38%, 10/15/2020	25,000	26,275
MGM Resorts International 7.75%, 3/15/2022	150,000	173,205
Starwood Hotels & Resorts Worldwide LLC 3.75%, 3/15/2025	25,000	26,192
Wyndham Worldwide Corp.
2.50%, 3/1/2018	50,000	50,523
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.38%, 3/15/2022	100,000	103,820

		470,615

MACHINERY, CONSTRUCTION & MINING — 0.1%
Joy Global, Inc. 5.13%, 10/15/2021	25,000	27,158

MACHINERY-DIVERSIFIED — 0.6%
CNH Industrial Capital LLC 4.38%, 11/6/2020	175,000	183,312
Roper Technologies, Inc. 2.05%, 10/1/2018	50,000	50,529

		233,841

MEDIA — 7.7%
21st Century Fox America, Inc.:
5.40%, 10/1/2043	25,000	29,771
6.20%, 12/15/2034	25,000	31,620
6.40%, 12/15/2035	50,000	64,094
Altice US Finance I Corp. 5.38%, 7/15/2023 (a)	50,000	51,690
AMC Networks, Inc. 5.00%, 4/1/2024	100,000	100,630
CBS Corp. 3.38%, 3/1/2022	50,000	52,624
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 2/15/2023	125,000	129,962
5.13%, 5/1/2023 (a)	100,000	104,130
5.75%, 2/15/2026 (a)	90,000	95,175
5.88%, 4/1/2024 (a)	100,000	106,250

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 7/23/2025 (a)	$50,000	$55,153
6.38%, 10/23/2035 (a)	25,000	29,445
6.83%, 10/23/2055 (a)	50,000	60,112
Cox Communications, Inc.:
3.25%, 12/15/2022 (a)	75,000	75,521
4.80%, 2/1/2035 (a)	50,000	49,546
Discovery Communications LLC 4.90%, 3/11/2026	50,000	54,324
DISH DBS Corp.:
4.25%, 4/1/2018	150,000	153,750
5.13%, 5/1/2020	75,000	77,625
5.88%, 7/15/2022	50,000	51,385
5.88%, 11/15/2024	100,000	98,750
7.75%, 7/1/2026 (a)	29,000	30,668
Historic TW, Inc. 6.63%, 5/15/2029	25,000	32,774
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	50,000	51,000
5.00%, 4/15/2022 (a)	50,000	51,500
Pearson Funding Five PLC 3.25%, 5/8/2023 (a)	25,000	24,484
Sirius XM Radio, Inc.:
5.38%, 7/15/2026 (a)	121,000	124,932
5.88%, 10/1/2020 (a)	25,000	25,625
6.00%, 7/15/2024 (a)	50,000	53,375
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	50,000	50,625
TEGNA, Inc.:
5.13%, 10/15/2019	50,000	51,406
5.13%, 7/15/2020	50,000	52,063
Thomson Reuters Corp. 4.30%, 11/23/2023	25,000	27,251
Time Warner Cable LLC:
4.00%, 9/1/2021	75,000	79,599
6.75%, 7/1/2018	75,000	81,492
6.75%, 6/15/2039	25,000	30,414
Time Warner, Inc.:
4.65%, 6/1/2044	25,000	27,071
4.88%, 3/15/2020	50,000	55,224
6.25%, 3/29/2041	25,000	32,205
7.63%, 4/15/2031	50,000	70,889
Viacom, Inc.:
3.45%, 10/4/2026	100,000	99,941
4.38%, 3/15/2043	20,000	18,361
5.25%, 4/1/2044	50,000	52,347
6.88%, 4/30/2036	25,000	29,405
Videotron, Ltd. 5.00%, 7/15/2022	50,000	52,313
Western Digital Corp. 10.50%, 4/1/2024 (a)	150,000	173,250

		2,849,771

MINING — 3.4%
Alcoa, Inc.:
5.87%, 2/23/2022	75,000	80,625
5.95%, 2/1/2037	50,000	50,250
6.15%, 8/15/2020	25,000	27,595
6.75%, 7/15/2018	50,000	53,865
6.75%, 1/15/2028	50,000	54,625

Anglo American Capital PLC:
4.13%, 9/27/2022 (a) (b)	25,000	24,875
9.38%, 4/8/2019 (a)	100,000	114,687
Barrick North America Finance LLC 5.75%, 5/1/2043	50,000	58,632
BHP Billiton Finance USA, Ltd. VRN, 5 year USD Swap + 4.97%, 6.25%, 10/19/2075 (a) (d)	50,000	54,125
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	30,000	30,150
FMG Resources August 2006 Pty, Ltd. 9.75%, 3/1/2022 (a)	100,000	115,750
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	100,000	98,500
3.10%, 3/15/2020	100,000	95,500
3.55%, 3/1/2022	50,000	45,500
5.45%, 3/15/2043	25,000	20,063
Glencore Finance Canada, Ltd. 4.95%, 11/15/2021 (a)	75,000	79,321
Glencore Funding LLC 4.13%, 5/30/2023 (a)	25,000	24,875
Goldcorp, Inc. 3.63%, 6/9/2021	50,000	52,704
Kinross Gold Corp. 5.13%, 9/1/2021	25,000	25,750
Newmont Mining Corp.:
3.50%, 3/15/2022	25,000	25,966
4.88%, 3/15/2042	25,000	26,342
6.25%, 10/1/2039	25,000	29,487
Teck Resources, Ltd.:
8.00%, 6/1/2021 (a)	25,000	27,281
8.50%, 6/1/2024 (a) (b)	50,000	57,250

		1,273,718

MISCELLANEOUS MANUFACTURER — 0.3%
Amsted Industries, Inc. 5.38%, 9/15/2024 (a)	50,000	49,750
Pentair Finance SA 3.15%, 9/15/2022	50,000	49,970

		99,720

OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Corp.:
4.50%, 5/15/2021	50,000	52,788
6.35%, 5/15/2018	25,000	26,548

		79,336

OIL & GAS — 6.6%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	50,000	53,676
5.55%, 3/15/2026 (b)	50,000	56,502
6.38%, 9/15/2017	7,000	7,298
Antero Resources Corp. 5.38%, 11/1/2021	100,000	101,250
Apache Corp. 3.25%, 4/15/2022	75,000	76,961
Canadian Natural Resources, Ltd. 6.25%, 3/15/2038	50,000	55,934
Cenovus Energy, Inc.:
3.00%, 8/15/2022	25,000	23,708
4.45%, 9/15/2042	25,000	20,887
5.70%, 10/15/2019	50,000	53,500
6.75%, 11/15/2039	50,000	54,525
Cimarex Energy Co. 4.38%, 6/1/2024	25,000	26,111
Concho Resources, Inc. 5.50%, 4/1/2023	100,000	103,250

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

ConocoPhillips Co. 5.75%, 2/1/2019	$50,000	$54,467
Continental Resources, Inc.:
4.50%, 4/15/2023	50,000	48,315
5.00%, 9/15/2022 (b)	50,000	49,750
Devon Energy Corp. 3.25%, 5/15/2022 (b)	50,000	49,643
Encana Corp.:
6.50%, 5/15/2019	50,000	54,125
6.50%, 8/15/2034	25,000	26,207
6.50%, 2/1/2038	25,000	25,671
Ensco PLC 5.20%, 3/15/2025	100,000	73,510
EQT Corp. 6.50%, 4/1/2018	25,000	26,205
Hess Corp.:
4.30%, 4/1/2027	100,000	100,779
5.80%, 4/1/2047	50,000	51,158
7.13%, 3/15/2033	25,000	28,235
Hilcorp Energy I L.P./Hilcorp Finance Co. 5.00%, 12/1/2024 (a)	50,000	47,750
Husky Energy, Inc. 3.95%, 4/15/2022	50,000	52,948
Marathon Oil Corp. 2.80%, 11/1/2022	50,000	46,308
Marathon Petroleum Corp.:
5.13%, 3/1/2021	25,000	27,619
6.50%, 3/1/2041	25,000	27,334
Murphy Oil Corp. 3.50%, 12/1/2017	25,000	25,250
Murphy Oil USA, Inc. 6.00%, 8/15/2023	25,000	26,281
Nabors Industries, Inc.:
4.63%, 9/15/2021	50,000	47,118
6.15%, 2/15/2018	50,000	52,045
Newfield Exploration Co. 5.63%, 7/1/2024	100,000	102,380
Noble Energy, Inc.:
4.15%, 12/15/2021	25,000	26,583
6.00%, 3/1/2041	25,000	27,047
Noble Holding International, Ltd.:
3.95%, 3/15/2022	25,000	18,625
7.20%, 4/1/2025 (b)	100,000	79,000
PBF Holding Co. LLC/PBF Finance Corp.:
7.00%, 11/15/2023 (a)	60,000	57,000
8.25%, 2/15/2020	25,000	25,687
Phillips 66:
4.30%, 4/1/2022	25,000	27,481
4.88%, 11/15/2044	50,000	55,544
Pioneer Natural Resources Co. 6.65%, 3/15/2017	25,000	25,572
Pride International, Inc.
6.88%, 8/15/2020	25,000	24,687
QEP Resources, Inc. 5.25%, 5/1/2023	25,000	24,625
Range Resources Corp. 5.00%, 8/15/2022 (a)	100,000	99,500
Rowan Cos., Inc.:
4.88%, 6/1/2022	25,000	20,875
5.00%, 9/1/2017	100,000	100,000
5.85%, 1/15/2044	25,000	17,313
Suncor Energy, Inc. 6.10%, 6/1/2018	25,000	26,853
Sunoco L.P./Sunoco Finance Corp. 6.25%, 4/15/2021 (a)	16,000	16,400
Tesoro Corp. 5.13%, 4/1/2024	50,000	51,500
Valero Energy Corp. 6.63%, 6/15/2037	50,000	58,586

		2,459,578

OIL & GAS SERVICES — 0.2%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.:
6.50%, 11/15/2020	34,000	34,894
6.88%, 2/15/2023	50,000	51,813

		86,707

PACKAGING & CONTAINERS — 1.0%
Ball Corp.:
4.38%, 12/15/2020	60,000	64,050
5.00%, 3/15/2022	25,000	27,075
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	50,000	52,125
Graphic Packaging International, Inc. 4.88%, 11/15/2022	50,000	52,375
Packaging Corp. of America 4.50%, 11/1/2023	25,000	27,443
Sealed Air Corp. 6.50%, 12/1/2020 (a)	66,000	75,570
Silgan Holdings, Inc. 5.50%, 2/1/2022	25,000	26,000
WestRock RKT Co. 4.90%, 3/1/2022	50,000	56,184

		380,822

PHARMACEUTICALS — 1.4%
AbbVie, Inc. 4.70%, 5/14/2045	25,000	26,919
Actavis Funding SCS:
3.80%, 3/15/2025	100,000	105,835
4.55%, 3/15/2035	50,000	53,110
Actavis, Inc. 3.25%, 10/1/2022	50,000	51,826
Baxalta, Inc. 2.00%, 6/22/2018	50,000	50,124
Cardinal Health, Inc. 1.70%, 3/15/2018	25,000	25,085
Express Scripts Holding Co. 4.50%, 2/25/2026	50,000	54,842
Forest Laboratories LLC 4.38%, 2/1/2019 (a)	50,000	52,671
McKesson Corp. 4.75%, 3/1/2021	25,000	27,767
Zoetis, Inc. 4.50%, 11/13/2025	50,000	56,052

		504,231

PIPELINES — 6.7%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	25,000	23,721
5.95%, 6/1/2026	50,000	55,278
Buckeye Partners L.P. 2.65%, 11/15/2018	25,000	25,250
DCP Midstream LLC 5.35%, 3/15/2020 (a)	25,000	25,500
DCP Midstream Operating L.P.:
2.70%, 4/1/2019	25,000	24,375
4.95%, 4/1/2022	75,000	76,406
El Paso Natural Gas Co. LLC 5.95%, 4/15/2017	25,000	25,531
Enable Midstream Partners L.P. 2.40%, 5/15/2019	25,000	24,489
Energy Transfer Equity L.P.:
5.88%, 1/15/2024	50,000	51,875
7.50%, 10/15/2020	50,000	55,000
Energy Transfer Partners L.P.:
4.15%, 10/1/2020	50,000	52,296
6.50%, 2/1/2042	50,000	52,154
6.63%, 10/15/2036	1,000	1,089

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Enterprise Products Operating LLC:
3.35%, 3/15/2023	$100,000	$102,325
4.85%, 3/15/2044	50,000	51,963
Kinder Morgan Energy Partners L.P.:
5.00%, 3/1/2043	25,000	23,515
6.50%, 9/1/2039	50,000	53,834
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	50,000	52,436
Kinder Morgan, Inc.:
3.05%, 12/1/2019	25,000	25,547
Series GMTN, 7.75%, 1/15/2032	50,000	60,452
Magellan Midstream Partners L.P. 5.00%, 3/1/2026	50,000	56,963
MPLX L.P. 5.50%, 2/15/2023	75,000	77,482
NuStar Logistics L.P. 4.80%, 9/1/2020	50,000	50,125
ONEOK Partners L.P.:
2.00%, 10/1/2017	25,000	25,020
3.38%, 10/1/2022	25,000	25,225
ONEOK, Inc. 7.50%, 9/1/2023	50,000	56,000
Plains All American Pipeline L.P./PAA Finance Corp.:
3.65%, 6/1/2022	25,000	25,342
5.15%, 6/1/2042	25,000	23,415
6.50%, 5/1/2018	21,000	22,384
Regency Energy Partners L.P./Regency Energy Finance Corp. 5.50%, 4/15/2023	50,000	51,619
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	50,000	52,750
6.85%, 7/15/2018 (a)	50,000	52,750
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	100,000	105,630
5.63%, 4/15/2023	50,000	53,375
5.63%, 3/1/2025	50,000	53,440
5.88%, 6/30/2026 (a)	100,000	108,380
Sabine Pass LNG L.P. 6.50%, 11/1/2020	50,000	51,750
Spectra Energy Capital LLC 3.30%, 3/15/2023	50,000	49,549
Sunoco Logistics Partners Operations L.P. 5.95%, 12/1/2025	50,000	57,947
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.00%, 1/15/2018	50,000	51,750
5.25%, 5/1/2023	50,000	50,625
6.38%, 8/1/2022	50,000	51,750
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	50,000	59,895
Tesoro Logistics L.P./Tesoro Logistics Finance Corp. 5.88%, 10/1/2020	50,000	51,500
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026 (a)	100,000	129,464
Western Gas Partners L.P.:
4.00%, 7/1/2022	50,000	51,125
4.65%, 7/1/2026	25,000	25,872
Williams Cos., Inc.:
4.55%, 6/24/2024	50,000	50,780
7.88%, 9/1/2021	50,000	57,995
Williams Partners L.P.:
4.90%, 1/15/2045	25,000	23,766

5.25%, 3/15/2020	25,000	27,064

		2,493,768

REAL ESTATE — 0.3%
CBRE Services, Inc. 5.00%, 3/15/2023	50,000	52,664
Prologis L.P. 2.75%, 2/15/2019	50,000	51,161

		103,825

REAL ESTATE INVESTMENT TRUSTS — 3.3%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	25,000	26,209
American Tower Corp.:
3.13%, 1/15/2027	100,000	99,535
4.40%, 2/15/2026	50,000	54,764
AvalonBay Communities, Inc. Series GMTN, 3.63%, 10/1/2020	25,000	26,576
Boston Properties L.P. 3.85%, 2/1/2023	50,000	53,441
Brixmor Operating Partnership L.P. 4.13%, 6/15/2026	10,000	10,364
Communications Sales & Leasing, Inc./CSL Capital LLC 6.00%, 4/15/2023 (a)	13,000	13,544
Crown Castle International Corp.:
3.70%, 6/15/2026	35,000	36,519
4.88%, 4/15/2022	25,000	27,887
Digital Realty Trust L.P. 5.25%, 3/15/2021	25,000	27,952
DuPont Fabros Technology L.P. 5.88%, 9/15/2021	25,000	26,158
EPR Properties 5.75%, 8/15/2022	50,000	55,466
Equinix, Inc.:
5.38%, 4/1/2023	50,000	52,500
5.88%, 1/15/2026	65,000	69,875
HCP, Inc.:
3.88%, 8/15/2024	50,000	51,180
4.00%, 6/1/2025	50,000	51,341
Host Hotels & Resorts L.P. Series F, 4.50%, 2/1/2026	50,000	52,637
Kimco Realty Corp. 3.20%, 5/1/2021	25,000	26,105
Liberty Property L.P. 6.63%, 10/1/2017	25,000	26,165
Omega Healthcare Investors, Inc. 4.38%, 8/1/2023	25,000	25,690
Realty Income Corp. 3.88%, 7/15/2024	25,000	26,366
Select Income REIT 4.50%, 2/1/2025	75,000	75,736
Ventas Realty L.P. / Ventas Capital Corp.:
2.70%, 4/1/2020	50,000	51,238
3.25%, 8/15/2022	25,000	26,052
Vereit Operating Partnership L.P. 3.00%, 2/6/2019	50,000	50,750
VEREIT Operating Partnership L.P. 4.88%, 6/1/2026	38,000	40,090
Welltower, Inc.:
4.13%, 4/1/2019	50,000	52,580
4.25%, 4/1/2026	50,000	53,981
Weyerhaeuser Co. 7.38%, 10/1/2019	25,000	28,741

		1,219,442

RETAIL — 3.0%
AutoNation, Inc. 4.50%, 10/1/2025	20,000	21,197
AutoZone, Inc. 3.13%, 4/21/2026	25,000	25,544
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	25,000	25,300

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CST Brands, Inc. 5.00%, 5/1/2023	$25,000	$26,250
CVS Health Corp.:
3.88%, 7/20/2025	50,000	54,431
5.00%, 12/1/2024	25,000	28,956
5.13%, 7/20/2045	50,000	61,182
Dollar General Corp. 4.13%, 7/15/2017	50,000	51,129
GameStop Corp. 5.50%, 10/1/2019 (a)	25,000	25,625
Gap, Inc. 5.95%, 4/12/2021 (b)	25,000	26,604
Group 1 Automotive, Inc. 5.00%, 6/1/2022	25,000	25,077
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.25%, 6/1/2026 (a)	25,000	26,375
Kohl’s Corp. 4.75%, 12/15/2023	25,000	26,901
L Brands, Inc.:
6.75%, 7/1/2036	60,000	64,500
6.88%, 11/1/2035	95,000	103,312
Macy’s Retail Holdings, Inc. 3.88%, 1/15/2022	50,000	52,642
McDonald’s Corp.:
Series MTN, 2.20%, 5/26/2020	25,000	25,491
Series MTN, 3.70%, 1/30/2026	100,000	107,585
O’Reilly Automotive, Inc. 3.55%, 3/15/2026	50,000	53,005
PVH Corp. 4.50%, 12/15/2022	25,000	26,062
QVC, Inc.:
4.38%, 3/15/2023	75,000	75,201
4.45%, 2/15/2025	25,000	24,746
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	25,000	26,907
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.50%, 6/1/2024	25,000	25,359
7.38%, 8/1/2021	18,000	18,698
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	25,000	26,836
4.65%, 6/1/2046	50,000	54,207

		1,109,122

SEMICONDUCTORS — 1.5%
KLA-Tencor Corp. 4.65%, 11/1/2024	50,000	54,945
Micron Technology, Inc. 5.25%, 8/1/2023 (a)	100,000	98,500
NVIDIA Corp. 3.20%, 9/16/2026	50,000	50,394
NXP B.V./NXP Funding LLC 4.63%, 6/1/2023 (a)	200,000	218,760
Qorvo, Inc. 7.00%, 12/1/2025	65,000	70,284
Sensata Technologies B.V. 4.88%, 10/15/2023 (a)	50,000	52,094

		544,977

SHIPBUILDING — 0.2%
Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025 (a)	55,000	58,025

SOFTWARE — 1.2%
Activision Blizzard, Inc. 6.13%, 9/15/2023 (a)	50,000	54,899
Fidelity National Information Services, Inc.:
3.50%, 4/15/2023	25,000	26,232
5.00%, 3/15/2022	50,000	51,787

First Data Corp.:
5.00%, 1/15/2024 (a)	50,000	50,690
5.38%, 8/15/2023 (a)	50,000	51,500
Fiserv, Inc. 3.50%, 10/1/2022	25,000	26,581
MSCI, Inc. 5.25%, 11/15/2024 (a)	50,000	52,715
Open Text Corp. 5.88%, 6/1/2026 (a)	73,000	76,559
PTC, Inc. 6.00%, 5/15/2024	15,000	16,031
Rackspace Hosting, Inc. 6.50%, 1/15/2024 (a)	40,000	43,900

		450,894

TELECOMMUNICATIONS — 11.9%
AT&T, Inc.:
2.38%, 11/27/2018	100,000	101,883
3.40%, 5/15/2025	150,000	154,111
3.80%, 3/15/2022	50,000	53,554
3.90%, 3/11/2024	100,000	107,050
4.75%, 5/15/2046	100,000	104,645
5.55%, 8/15/2041	50,000	57,070
6.00%, 8/15/2040	50,000	59,902
British Telecommunications PLC 9.38%, 12/15/2030	50,000	80,943
CenturyLink, Inc.:
Series T, 5.80%, 3/15/2022	50,000	51,187
Series U, 7.65%, 3/15/2042	100,000	86,250
Series V, 5.63%, 4/1/2020	100,000	106,130
CommScope, Inc. 4.38%, 6/15/2020 (a)	25,000	25,813
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	75,000	116,580
DigitalGlobe, Inc. 5.25%, 2/1/2021 (a)	50,000	49,781
Embarq Corp. 8.00%, 6/1/2036	50,000	50,600
Frontier Communications Corp.:
6.88%, 1/15/2025	50,000	44,250
7.63%, 4/15/2024	50,000	46,750
8.25%, 4/15/2017	50,000	51,875
8.50%, 4/15/2020	125,000	135,000
8.88%, 9/15/2020	50,000	53,875
10.50%, 9/15/2022	100,000	105,750
Hughes Satellite Systems Corp. 5.25%, 8/1/2026 (a)	50,000	49,344
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	50,000	47,750
Koninklijke KPN NV 10 year USD Swap + 5.33%, 7.00%, 3/28/2073 (a) (d)	50,000	54,750
Level 3 Financing, Inc.:
5.25%, 3/15/2026 (a)	50,000	51,500
5.38%, 8/15/2022	100,000	104,130
Motorola Solutions, Inc. 4.00%, 9/1/2024 (b)	50,000	50,572
Nokia Oyj 5.38%, 5/15/2019	50,000	53,969
Orange SA 9.00%, 3/1/2031	50,000	79,775
Qwest Corp. 6.50%, 6/1/2017	50,000	51,500
Rogers Communications, Inc. 6.80%, 8/15/2018	50,000	54,799
SoftBank Group Corp. 4.50%, 4/15/2020 (a)	100,000	103,500
Sprint Communications, Inc.:
7.00%, 3/1/2020 (a)	50,000	53,625
9.00%, 11/15/2018 (a)	100,000	110,380

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

T-Mobile USA, Inc.:
6.25%, 4/1/2021	$100,000	$104,500
6.50%, 1/15/2024	50,000	54,091
6.50%, 1/15/2026	135,000	149,013
6.63%, 11/15/2020	100,000	103,000
6.63%, 4/1/2023	75,000	80,347
6.84%, 4/28/2023	100,000	107,750
Telecom Italia Capital SA:
6.00%, 9/30/2034	50,000	49,600
7.20%, 7/18/2036	100,000	107,000
Telecom Italia SpA 5.30%, 5/30/2024 (a)	100,000	101,990
Telefonica Emisiones SAU:
5.13%, 4/27/2020	50,000	55,117
7.05%, 6/20/2036	50,000	65,590
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)	60,000	62,925
Verizon Communications, Inc.:
2.63%, 2/21/2020	150,000	154,261
4.52%, 9/15/2048	50,000	52,867
4.67%, 3/15/2055	66,000	69,427
5.01%, 8/21/2054	50,000	55,212
5.05%, 3/15/2034	75,000	84,298
5.15%, 9/15/2023	150,000	174,739
6.55%, 9/15/2043	13,000	17,577
Virgin Media Secured Finance PLC 5.38%, 4/15/2021 (a)	45,000	46,688
Vodafone Group PLC 2.95%, 2/19/2023	100,000	102,727
Wind Acquisition Finance SA 4.75%, 7/15/2020 (a)	100,000	100,750

		4,408,062

TOBACCO — 0.2%
Reynolds American, Inc. 4.45%, 6/12/2025	50,000	55,786

TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc. 2.35%, 5/6/2019	25,000	25,423

TRANSPORTATION — 1.3%
AP Moeller — Maersk A/S 3.75%, 9/22/2024 (a)	25,000	25,409
Canadian Pacific Railway Co.:
4.50%, 1/15/2022	25,000	27,527
4.80%, 9/15/2035	50,000	57,120
CSX Corp.:
4.40%, 3/1/2043	25,000	27,388
6.22%, 4/30/2040	25,000	33,404
6.25%, 3/15/2018	25,000	26,709
FedEx Corp.:
3.90%, 2/1/2035	25,000	25,725
4.55%, 4/1/2046	25,000	27,770
4.90%, 1/15/2034	50,000	57,366
Norfolk Southern Corp. 4.80%, 8/15/2043	50,000	57,956
Penske Truck Leasing Co. L.P./PTL Finance Corp. 2.88%, 7/17/2018 (a)	75,000	76,451
Ryder System, Inc. Series MTN, 2.45%, 9/3/2019	50,000	51,014

		493,839

TRUCKING & LEASING — 0.1%
GATX Corp. 2.50%, 7/30/2019	25,000	25,323

TOTAL CORPORATE BONDS & NOTES (Cost $35,113,414)		36,504,193

	Shares

SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (e) (f)	296,920	296,920
State Street Navigator Securities Lending Prime Portfolio (f) (g)	366,175	366,175

TOTAL SHORT-TERM INVESTMENTS (Cost $663,095)		663,095

TOTAL INVESTMENTS — 100.3% (Cost $35,776,509)		37,167,288
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(106,929)

NET ASSETS — 100.0%		$37,060,359

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 20.4% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2016.
(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of September 30, 2016. Maturity date shown is the final maturity.
(d)	Variable Rate Security — Interest rate shown is rate in effect at September 30, 2016.
(e)	The rate shown is the annualized seven-day yield at September 30, 2016.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$81,871	$—	$81,871
Aerospace & Defense	—	303,892	—	303,892
Agriculture	—	143,682	—	143,682
Apparel	—	89,104	—	89,104
Auto Manufacturers	—	849,690	—	849,690
Auto Parts & Equipment	—	496,949	—	496,949
Banks	—	2,225,583	—	2,225,583
Beverages	—	287,112	—	287,112
Biotechnology	—	342,619	—	342,619
Chemicals	—	824,977	—	824,977
Commercial Services	—	499,666	—	499,666
Construction Materials	—	364,669	—	364,669
Distribution & Wholesale	—	52,000	—	52,000
Diversified Financial Services	—	1,845,209	—	1,845,209
Electric	—	1,252,539	—	1,252,539
Electrical Components & Equipment	—	77,625	—	77,625
Electronics	—	236,191	—	236,191
Engineering & Construction	—	51,140	—	51,140
Entertainment.	—	373,330	—	373,330
Environmental Control	—	132,021	—	132,021
Food	—	854,660	—	854,660
Forest Products & Paper	—	80,322	—	80,322
Gas	—	385,764	—	385,764
Health Care Products	—	239,748	—	239,748
Health Care Services.	—	1,667,508	—	1,667,508
Holding Companies-Divers	—	52,812	—	52,812
Home Builders	—	484,483	—	484,483
Home Furnishings	—	92,901	—	92,901
Household Products & Wares.	—	161,380	—	161,380
Housewares	—	78,785	—	78,785
Insurance	—	808,055	—	808,055
Internet	—	250,431	—	250,431
Investment Company Security	—	50,856	—	50,856
Iron/Steel	—	403,812	—	403,812
IT Services	—	854,449	—	854,449
Leisure Time	—	54,375	—	54,375
Lodging	—	470,615	—	470,615
Machinery, Construction & Mining	—	27,158	—	27,158
Machinery-Diversified	—	233,841	—	233,841
Media	—	2,849,771	—	2,849,771
Mining	—	1,273,718	—	1,273,718
Miscellaneous Manufacturer	—	99,720	—	99,720
Office & Business Equipment	—	79,336	—	79,336
Oil & Gas	—	2,459,578	—	2,459,578
Oil & Gas Services	—	86,707	—	86,707
Packaging & Containers	—	380,822	—	380,822
Pharmaceuticals	—	504,231	—	504,231
Pipelines	—	2,493,768	—	2,493,768
Real Estate.	—	103,825	—	103,825
Real Estate Investment Trusts	—	1,219,442	—	1,219,442
Retail	—	1,109,122	—	1,109,122
Semiconductors	—	544,977	—	544,977
Shipbuilding	—	58,025	—	58,025

See accompanying Notes to Schedule of Investments

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Software	$—	$450,894	$—	$450,894
Telecommunications	—	4,408,062	—	4,408,062
Tobacco	—	55,786	—	55,786
Toys/Games/Hobbies	—	25,423	—	25,423
Transportation	—	493,839	—	493,839
Trucking & Leasing	—	25,323	—	25,323
Short-Term Investments	663,095	—	—	663,095

TOTAL INVESTMENTS	$663,095	$36,504,193	$—	$37,167,288

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	288,988	$288,988	1,654,064	1,646,132	296,920	$296,920	$275	$—
State Street Navigator Securities Lending Prime Portfolio	603,893	603,893	639,498	877,216	366,175	366,175	597	—

TOTAL		$892,881				$663,095	$872	$—

See accompanying Notes to Schedule of Investments

SPDR Dorsey Wright Fixed Income Allocation ETF

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 99.5%
DOMESTIC EQUITY — 24.6%
SPDR Wells Fargo Preferred Stock ETF	114,563	$5,210,326

DOMESTIC FIXED INCOME — 74.9%
SPDR Barclays Convertible Securities ETF	114,640	5,314,711
SPDR Barclays Emerging Markets Local Bond ETF	187,983	5,325,558
SPDR Barclays Long Term Treasury ETF	66,021	5,219,620

		15,859,889

EXCHANGE TRADED PRODUCTS (Cost $21,124,304)		21,070,215

SHORT-TERM INVESTMENT — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40% (a) (b) (Cost $110,540)	110,540	110,540

TOTAL INVESTMENTS — 100.0% (Cost $21,234,844)		21,180,755
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		9,053

NET ASSETS — 100.0%		$21,189,808

(a)	The rate shown is the annualized seven-day yield at September 30, 2016.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.
(c)	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Exchange Traded Products Domestic Equity	$5,210,326	$—	$—	$5,210,326
Domestic Fixed Income	15,859,889	—	—	15,859,889
Short-Term Investment	110,540	—	—	110,540

TOTAL INVESTMENTS	$21,180,755	$—	$—	$21,180,755

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
SPDR Barclays Convertible Securities ETF	—	$—	118,123	3,483	114,640	$5,314,711	$18,751	$697
SPDR Barclays Emerging Markets Local Bond ETF	141,064	3,925,811	151,396	104,477	187,983	5,325,558	—	169,873
SPDR Barclays International Treasury Bond ETF	68,018	3,887,909	53,378	121,396	—	—	—	122,490
SPDR Barclays Long Term Treasury ETF	—	—	104,464	38,443	66,021	5,219,620	17,983	12,389
SPDR Nuveen Barclays Municipal Bond ETF	75,190	3,803,862	26,205	101,395	—	—	6,695	10,736
SPDR Wells Fargo Preferred Stock ETF	81,549	3,752,885	91,312	58,298	114,563	5,210,326	69,057	42,193
State Street Institutional Liquid Reserves Fund, Premier Class	58,622	58,622	185,838	133,920	110,540	110,540	59	—

TOTAL		$15,429,089				$21,180,755	$112,545	$358,378

See accompanying Notes to Schedule of Investments

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2016 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Short-term investments maturing within sixty days at the time of purchase are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors.

•	Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) and investment grade are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service.

•	Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended September 30, 2016.

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts

Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

outstanding shares. Amounts relating to these transactions during the period ended September 30, 2016, are disclosed in the Schedules of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2016, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Russell 3000 ETF	$284,474,464	$33,283,567	$17,087,954	$16,195,613
SPDR Russell 1000 ETF	83,673,252	20,418,979	2,178,338	18,240,641
SPDR Russell 2000 ETF	102,149,684	9,357,850	10,787,328	(1,429,478)
SPDR Russell 1000 Yield Focus ETF	346,281,765	38,035,924	11,737,026	26,298,898
SPDR Russell 1000 Momentum Focus ETF	331,129,410	32,941,890	8,100,725	24,841,165
SPDR Russell 1000 Low Volatility Focus ETF	380,093,306	33,965,999	8,651,424	25,314,575
SPDR S&P 500 Buyback ETF	7,430,280	530,707	539,675	(8,968)
SPDR S&P 500 Growth ETF	598,510,138	111,823,563	9,984,286	101,839,277
SPDR S&P 500 Value ETF	234,666,259	28,249,512	10,778,953	17,470,559
SPDR S&P 500 High Dividend ETF	40,450,467	2,962,094	590,404	2,371,690
SPDR S&P 500 Fossil Fuel Reserves Free ETF	98,715,531	7,330,434	2,226,393	5,104,041
SPDR S&P® 1000 ETF.	156,048,344	10,145,926	1,906,046	8,239,880
SPDR S&P 400 Mid Cap Growth ETF	407,733,324	47,223,019	12,823,061	34,399,958
SPDR S&P 400 Mid Cap Value ETF	231,720,524	24,910,537	10,867,359	14,043,178
SPDR S&P 600 Small Cap ETF	467,351,362	88,671,700	35,220,413	53,451,287
SPDR S&P 600 Small Cap Growth ETF	742,749,177	122,024,304	25,426,145	96,598,159
SPDR S&P 600 Small Cap Value ETF	567,252,942	77,075,910	37,062,360	40,013,550
SPDR Global Dow ETF	81,086,679	15,901,400	14,665,555	1,235,845
SPDR Dow Jones REIT ETF	3,076,749,502	775,264,361	43,883,133	731,381,228
SPDR S&P Bank ETF	2,446,663,164	74,147,441	80,429,645	(6,282,204)
SPDR S&P Capital Markets ETF	79,523,286	2,909,032	6,213,938	(3,304,906)
SPDR S&P Insurance ETF	612,379,948	22,253,010	11,573,340	10,679,670
SPDR S&P Regional Banking ETF	1,982,680,804	18,792,435	55,376,305	(36,583,870)
SPDR Morgan Stanley Technology ETF	453,664,267	122,465,030	7,557,449	114,907,581
SPDR S&P Dividend ETF	11,420,853,339	3,215,604,884	49,503,682	3,166,101,202
SPDR S&P Aerospace & Defense ETF.	195,636,040	21,106,866	4,796,938	16,309,928
SPDR S&P Biotech ETF.	3,307,097,934	149,253,395	297,414,250	(148,160,855)
SPDR S&P Health Care Equipment ETF	79,635,685	15,819,574	573,298	15,246,276
SPDR S&P Health Care Services ETF	146,578,970	5,008,140	22,667,298	(17,659,158)
SPDR S&P Homebuilders ETF	1,248,055,325	32,798,649	139,911,683	(107,113,034)
SPDR S&P Internet ETF.	5,107,433	964,382	35,490	928,892
SPDR S&P Metals & Mining ETF	784,899,447	11,007,882	34,630,136	(23,622,254)
SPDR S&P Oil & Gas Equipment & Services ETF	310,504,482	13,728,854	63,419,651	(49,690,797)
SPDR S&P Oil & Gas Exploration & Production ETF	2,651,671,009	28,663,588	224,907,984	(196,244,396)
SPDR S&P Pharmaceuticals ETF	594,569,254	23,736,682	74,601,544	(50,864,862)
SPDR S&P Retail ETF	603,531,862	877,904	109,596,726	(108,718,822)
SPDR S&P Semiconductor ETF	248,294,637	31,813,049	11,543,110	20,269,939

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Software & Services ETF	$43,529,962	$8,585,668	$1,025,912	$7,559,756
SPDR S&P Technology Hardware ETF	5,095,981	1,015,265	52,267	962,998
SPDR S&P Telecom ETF	27,670,027	2,662,984	1,572,283	1,090,701
SPDR S&P Transportation ETF	227,058,742	6,365,283	27,112,810	(20,747,527)
SPDR S&P 1500 Value Tilt ETF	4,008,551	403,852	292,580	111,272
SPDR S&P 1500 Momentum Tilt ETF	16,544,182	2,163,889	206,136	1,957,753
SPDR Russell 1000 Low Volatility ETF	68,816,001	3,450,014	546,126	2,903,888
SPDR Russell 2000 Low Volatility ETF	116,602,868	7,179,424	1,447,579	5,731,845
SPDR MSCI USA StrategicFactors ETF	12,267,182	479,433	142,228	337,205
SPDR Wells Fargo Preferred Stock ETF	561,217,575	13,569,869	2,564,611	11,005,258
SPDR FactSet Innovative Technology ETF	11,357,677	1,460,549	253,865	1,206,684
SPDR SSGA Gender Diversity Index ETF	267,830,771	17,963,943	9,345,189	8,618,754
SPDR Barclays 1-3 Month T-Bill ETF	1,614,220,390	110,231	129,714	(19,483)
SPDR Barclays TIPS ETF	739,025,421	25,269,442	551,954	24,717,488
SPDR Barclays 0-5 Year TIPS ETF	2,939,894	18,717	2,105	16,612
SPDR Barclays 1-10 Year TIPS ETF.	55,006,362	472,792	4,558	468,234
SPDR Barclays Short Term Treasury ETF	148,439,748	522,342	47,026	475,316
SPDR Barclays Intermediate Term Treasury ETF	423,919,490	4,189,375	89,926	4,099,449
SPDR Barclays Long Term Treasury ETF	545,053,573	12,640,028	1,090,701	11,549,327
SPDR Barclays Short Term Corporate Bond ETF	3,966,531,918	16,017,885	2,835,430	13,182,455
SPDR Barclays Intermediate Term Corporate Bond ETF	1,488,555,260	34,571,309	788,593	33,782,716
SPDR Barclays Long Term Corporate Bond ETF	165,737,402	8,322,059	1,252,150	7,069,909
SPDR Barclays Issuer Scored Corporate Bond ETF	25,449,895	901,622	54,863	846,759
SPDR Barclays Convertible Securities ETF	2,734,181,166	295,600,109	165,261,773	130,338,336
SPDR Barclays Mortgage Backed Bond ETF	378,829,160	3,180,060	84,257	3,095,803
SPDR Barclays Aggregate Bond ETF	1,256,993,336	40,846,493	1,106,714	39,739,779
SPDR Nuveen Barclays Municipal Bond ETF	1,854,365,422	79,347,744	2,010,260	77,337,484
SPDR Nuveen Barclays Short Term Municipal Bond ETF	3,107,290,704	17,067,658	3,821,630	13,246,028
SPDR Nuveen S&P High Yield Municipal Bond ETF	505,526,018	27,458,591	4,694,287	22,764,304
SPDR Citi International Government Inflation-Protected Bond ETF	553,611,607	53,850,462	21,838,282	32,012,180
SPDR Barclays Short Term International Treasury Bond ETF	177,641,930	6,754,521	1,235,880	5,518,641
SPDR Barclays International Treasury Bond ETF	1,566,167,252	79,834,510	64,412,600	15,421,910
SPDR Barclays International Corporate Bond ETF	163,908,084	2,260,689	8,118,189	(5,857,500)
SPDR Barclays Emerging Markets Local Bond ETF	180,734,227	6,135,322	7,277,030	(1,141,708)
SPDR Barclays High Yield Bond ETF	12,798,478,960	291,535,480	255,596,088	35,939,392
SPDR Barclays Short Term High Yield Bond ETF	3,491,115,476	79,755,371	103,663,528	(23,908,157)
SPDR Barclays Investment Grade Floating Rate ETF	685,845,274	1,543,122	230,913	1,312,209
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	36,040,460	1,564,891	174,112	1,390,779
SPDR Dorsey Wright Fixed Income Allocation ETF	21,234,880	105,483	159,573	(54,090)

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Subsequent Event

Management has evaluated the impact of all subsequent events on the Funds through the date on which the N-Q filing was available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure on the N-Q filing other than below.

The Board approved changing the name of the following SPDR Equity Funds, as well as changing their indices. Effective December 14, 2016, all references to old fund names and indices in the prospectus, summary prospectus and statement of additional information were replaced by references to respective new fund names and indices as outlined below:

Old Names		New Names

Fund Name (Ticker)	Index Name	Fund Name (Ticker)	Index Name
SPDR Russell 1000 Low Volatility ETF (LGLV)	Russell 1000® Low Volatility Index	SPDR SSGA US Large Cap Low Volatility Index ETF (LGLV)	SSGA US Large Cap Low Volatility Index
SPDR Russell 2000 Low Volatility ETF (SMLV)	Russell 2000® Low Volatility Index	SPDR SSGA US Small Cap Low Volatility Index ETF (SMLV)	SSGA US Small Cap Low Volatility Index

Additionally, on August 25th, 2016, the Board approved changing the name of the following SPDR Fixed Income Funds, as well as changing their indices. Effective October 31, 2016, all references to old fund names in the prospectus, summary prospectus and statement of additional information were replaced by references to respective new fund names as outlined below:

Old Names		New Names

Fund Name (Ticker)	Index Name	Fund Name (Ticker)	Index Name
SPDR Barclays 0-5 Year TIPS ETF (SIPE)	Barclays 0-5 Year US Government Inflation-linked Bond Index	SPDR Bloomberg Barclays 0-5 Year TIPS ETF (SIPE)	Bloomberg Barclays 0-5 Year US Government Inflation-linked Bond Index
SPDR Barclays 1-3 Month T-Bill ETF (BIL)	Barclays 1-3 Month U.S. Treasury Bill Index	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (BIL)	Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index
SPDR Barclays 1-10 Year TIPS ETF (TIPX)	Barclays 1-10 Year Government Inflation-linked Bond Index	SPDR Bloomberg Barclays 1-10 Year TIPS ETF (TIPX)	Bloomberg Barclays 1-10 Year Government Inflation-linked Bond Index
SPDR Barclays Aggregate Bond ETF (BNDS)	Barclays U.S. Aggregate Index	SPDR Bloomberg Barclays Aggregate Bond ETF (BNDS)	Bloomberg Barclays U.S. Aggregate Index
SPDR Barclays Convertible Securities ETF (CWB)	Barclays U.S. Convertible Bond > $500MM Index	SPDR Bloomberg Barclays Convertible Securities ETF (CWB)	Bloomberg Barclays U.S. Convertible Bond > $500MM Index
SPDR Barclays Emerging Markets Local Bond ETF (EBND)	Barclays EM Local Currency Government Diversified Index	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (EBND)	Bloomberg Barclays EM Local Currency Government Diversified Index
SPDR Barclays High Yield Bond ETF (JNK)	Barclays High Yield Very Liquid Index	SPDR Bloomberg Barclays High Yield Bond ETF (JNK)	Bloomberg Barclays High Yield Very Liquid Index
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)	Barclays Intermediate US Corporate Index	SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF (ITR)	Bloomberg Barclays Intermediate US Corporate Index
SPDR Barclays Intermediate Term Treasury ETF (ITE)	Barclays Intermediate U.S. Treasury Index	SPDR Bloomberg Barclays Intermediate Term Treasury ETF (ITE)	Bloomberg Barclays Intermediate U.S. Treasury Index

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Old Names		New Names

Fund Name (Ticker)	Index Name	Fund Name (Ticker)	Index Name
SPDR Barclays International Corporate Bond ETF (IBND)	Barclays Global Aggregate ex-USD > $1B: Corporate Bond Index	SPDR Bloomberg Barclays International Corporate Bond ETF (IBND)	Bloomberg Barclays Global Aggregate ex-USD > $1B: Corporate Bond Index
SPDR Barclays International Treasury Bond ETF (BWX)	Barclays Global Treasury ex-US Capped Index	SPDR Bloomberg Barclays International Treasury Bond ETF (BWX)	Bloomberg Barclays Global Treasury ex-US Capped Index
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)	Barclays U.S. Dollar Floating Rate Note < 5 Years Index	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF (FLRN)	Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)	Barclays Issuer Scored Corporate Index	SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF (CBND)	Bloomberg Barclays Issuer Scored Corporate Index
SPDR Barclays Long Term Corporate Bond ETF (LWC)	Barclays Long U.S. Corporate Index	SPDR Bloomberg Barclays Long Term Corporate Bond ETF (LWC)	Bloomberg Barclays Long U.S. Corporate Index
SPDR Barclays Long Term Treasury ETF (TLO)	Barclays Long U.S. Treasury Index	SPDR Bloomberg Barclays Long Term Treasury ETF (TLO)	Bloomberg Barclays Long U.S. Treasury Index
SPDR Barclays Mortgage Backed Bond ETF (MBG)	Barclays U.S. MBS Index	SPDR Bloomberg Barclays Mortgage Backed Bond ETF (MBG)	Bloomberg Barclays U.S. MBS Index
SPDR Barclays Short Term Corporate Bond ETF (SCPB)	Barclays U.S. 1-3 Year Corporate Bond Index	SPDR Bloomberg Barclays Short Term Corporate Bond ETF (SCPB)	Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index
SPDR Barclays Short Term High Yield Bond ETF (SJNK)	Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (SJNK)	Bloomberg Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index
SPDR Barclays Short Term International Treasury Bond ETF (BWX)	Barclays 1-3 Year Global Treasury ex-US Capped Index	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF (BWX)	Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped Index
SPDR Barclays Short Term Treasury ETF (SST)	Barclays 1-5 Year U.S. Treasury Index	SPDR Bloomberg Barclays Short Term Treasury ETF (SST)	Bloomberg Barclays 1-5 Year U.S. Treasury Index
SPDR Barclays TIPS ETF (IPE)	Barclays U.S. Government Inflation-linked Bond Index	SPDR Bloomberg Barclays TIPS ETF (IPE)	Bloomberg Barclays U.S. Government Inflation-linked Bond Index
SPDR Nuveen Barclays Municipal Bond ETF (TFI)	Barclays Municipal Managed Money Index	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF (TFI)	Bloomberg Barclays Municipal Managed Money Index
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)	Barclays Municipal Managed Money Short Term Index	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF (SHM)	Bloomberg Barclays Municipal Managed Money Short Term Index

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: November 22, 2016

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: November 22, 2016